Nuveen All-American Municipal Bond Fund
Portfolio of Investments December 31, 2022
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 104.4%
X
5,098,320,094 MUNICIPAL BONDS - 103.3%
X 5,098,320,094
Alabama - 1.2%
Birmingham-Jefferson Civic Center Authority, Alabama,
Special Tax Bonds, Series 2018A:
$ 3,500 4.000%, 7/01/38 7/28 at 100.00 Aa3 $ 3,472,420
3,500 4.000%, 7/01/43 7/28 at 100.00 Aa3 3,363,465
2,000 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation
Proejcet, Series 2019, 5.750%, 10/01/49, (AMT)
10/29 at 100.00 BB   2,066,260
4,220 Infirmary Health System Special Care Facilities Financing Authority of
Mobile, Alabama, Revenue Bonds, Infirmary Health System, Inc., Series
2016A, 5.000%, 2/01/41
2/26 at 100.00 A-   4,271,146
10,000 Infirmary Health System Special Care Facilities Financing Authority of
Mobile, Alabama, Revenue Bonds, Infirmary Health System, Inc., Series
2021, 3.000%, 2/01/46
8/31 at 100.00 A-   7,131,400
4,500 Jefferson County, Alabama, Sewer Revenue Warrants, Capital
Appreciation Subordinate Lien Series 2013F, 7.900%, 10/01/50
10/23 at 105.00 BBB   4,597,200
2,800 Jefferson County, Alabama, Sewer Revenue Warrants, Subordinate Lien
Series 2013D, 6.500%, 10/01/53
10/23 at 105.00 BBB   2,991,044
14,175 Lower Alabama Gas District, Alabama, Gas Project Revenue Bonds,
Series 2016A, 5.000%, 9/01/46
No Opt. Call A2   14,193,995
500 Mobile Spring Hill College Educational Building Authority, Alabama,
Revenue Bonds, Spring Hill College Project, Series 2015, 5.875%,
4/15/45
4/25 at 100.00 N/R   493,525
17,025 Tuscaloosa County Industrial Development Authority, Alabama, Gulf
Opportunity Zone Bonds, Hunt Refining Project, Refunding Series
2019A, 5.250%, 5/01/44, 144A
5/29 at 100.00 N/R   14,977,914
62,220 Total Alabama 57,558,369
Alaska - 0.1%
Alaska Industrial Development and Export Authority,
Revenue Bonds, Greater Fairbanks Community Hospital
Foundation Project, Refunding Series 2019:
3,970 4.000%, 4/01/31 4/29 at 100.00 A+ 4,035,783
615 4.000%, 4/01/34 4/29 at 100.00 A+ 620,043
205 Northern Tobacco Securitization Corporation, Alaska, Tobacco
Settlement Asset-Backed Bonds, Senior Series 2021A Class 1, 4.000%,
6/01/50
6/31 at 100.00 BBB+   173,231
4,790 Total Alaska 4,829,057
Arizona - 2.2%
1,500 Arizona Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Linder Village Project in Meridian, Ada
County, Idaho, Series 2020, 5.000%, 6/01/31, 144A
No Opt. Call N/R   1,484,205
Arizona Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Basis Schools, Inc.
Projects, Series 2017A:
1,100 5.250%, 7/01/47, 144A 7/26 at 100.00 BB 1,044,351
1,000 5.375%, 7/01/50, 144A 7/26 at 100.00 BB 959,150

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arizona (continued)
$ 1,250 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Academies of Math & Science Projects, Series 2019, 5.000%,
7/01/49, 144A
7/29 at 100.00 BB   $ 1,142,250
585 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Pinecrest Academy-Cadence Campus Project, Series 2020A,
4.000%, 7/15/40, 144A
7/28 at 100.00 BB+   487,071
20,000 Arizona Industrial Development Authority, Arizona, Hotel Revenue
Bonds, Provident Group Falcon Properties LLC, Project, Senior Series
2022A-1, 4.000%, 12/01/51, 144A
12/31 at 100.00 BB   15,031,800
10,100 Arizona Industrial Development Authority, Hospital Revenue Bonds,
Phoenix Children's Hospital, Series 2020A, 4.000%, 2/01/50
2/30 at 100.00 AA-   8,871,840
9,530 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2022-
2, 5.000%, 9/01/52, (AMT), (Mandatory Put 9/01/27)
3/27 at 100.00 A+   9,948,939
1,175 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Legacy Traditional Schools Projects, Taxable Series
2019B, 5.000%, 7/01/49, 144A
7/29 at 100.00 BB+   1,047,101
Maricopa County Industrial Development Authority,
Arizona, Hospital Revenue Bonds, HonorHealth, Series
2019A:
1,250 5.000%, 9/01/37 9/28 at 100.00 A+ 1,306,137
935 5.000%, 9/01/42 9/28 at 100.00 A+ 955,215
2,500 Maricopa County Union High School District 210 Phoenix, Arizona,
General Obligation Bonds, School Improvement Project 2011 and
2017, Series 2018, 5.000%, 7/01/36
7/27 at 100.00 AAA   2,685,850
115 Maricopa County, Arizona, Hospital Revenue Bonds, Sun Health
Corporation, Series 2005, 5.000%, 4/01/25, (Pre-refunded 4/01/24)
4/24 at 100.00 N/R  (4) 116,956
Phoenix Civic Improvement Corporation, Arizona, Rental
Car Facility Charge Revenue Bonds, Series 2019A:
1,500 5.000%, 7/01/33 7/29 at 100.00 A3 1,641,135
6,380 5.000%, 7/01/35 7/29 at 100.00 A3 6,884,084
1,000 5.000%, 7/01/38 7/29 at 100.00 A3 1,064,370
1,000 5.000%, 7/01/39 7/29 at 100.00 A 1,060,420
7,295 4.000%, 7/01/45 7/29 at 100.00 A3 6,496,270
7,200 5.000%, 7/01/45 7/29 at 100.00 A3 7,520,400
Phoenix Civic Improvement Corporation, Arizona,
Revenue Bonds, Civic Plaza Expansion Project, Series
2005B:
1,650 5.500%, 7/01/31 - FGIC Insured No Opt. Call AA 1,965,497
6,000 5.500%, 7/01/39 - FGIC Insured No Opt. Call AA 7,277,640
Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, American Leadership
Academy Project, Refunding Series 2022. Forward
Delivery:
1,710 4.000%, 6/15/41, 144A 6/26 at 100.00 N/R 1,379,115
2,000 4.000%, 6/15/51, 144A 6/26 at 100.00 N/R 1,468,120
2,285 4.000%, 6/15/57, 144A 6/26 at 100.00 N/R 1,610,034
400 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, San Tan Montessori School Project, Series
2016, 6.500%, 2/01/48, 144A
2/24 at 100.00 N/R   402,192

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arizona (continued)
$ 2,720 Pima County Industrial Development Authority, Arizona, Revenue Bonds,
Tucson Medical Center, Series 2021A, 3.000%, 4/01/51
4/31 at 100.00 A   $ 1,934,328
Salt Verde Financial Corporation, Arizona, Senior Gas
Revenue Bonds, Citigroup Energy Inc Prepay Contract
Obligations, Series 2007:
1,000 5.250%, 12/01/28 No Opt. Call A3 1,050,360
13,155 5.000%, 12/01/32 No Opt. Call A3 13,756,973
7,675 5.000%, 12/01/37 No Opt. Call A3 7,811,001
114,010 Total Arizona 108,402,804
Arkansas - 0.6%
8,045 Arkansas Development Finance Authority, Arkansas, Environmental
Improvement Revenue Bonds, United States Steel Corporation, Green
Series 2022, 5.450%, 9/01/52, (AMT), 144A
9/25 at 105.00 BB   7,814,109
6,640 Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49,
(AMT), 144A
9/26 at 103.00 Ba2   5,808,738
9,730 Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2020A, 4.750%,
9/01/49, (AMT), 144A
9/27 at 103.00 Ba2   8,853,814
Arkansas Development Finance Authority, Revenue
Bonds, Baptist Memorial Health Care, Refunding Series
2020B-1:
2,500 5.000%, 9/01/39 9/30 at 100.00 BBB+ 2,527,400
5,545 5.000%, 9/01/40 9/30 at 100.00 BBB+ 5,584,702
32,460 Total Arkansas 30,588,763
California - 13.7%
9,715 Bakersfield City School District, Kern County, California, General
Obligation Bonds, Series 2012C, 0.000%, 5/01/47 (5)
5/40 at 100.00 Aa3   6,611,155
2,000 Brentwood Infrastructure Financing Authority, California, Infrastructure
Revenue Bonds, Refunding Subordinated Series 2014B, 5.000%,
9/02/36
9/24 at 100.00 N/R   2,030,800
7,630 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Creekwood, Series 2021A, 4.000%, 2/01/56, 144A
8/31 at 100.00 N/R   5,864,494
17,260 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Glendale Properties, Junior Series 2021A-2, 4.000%,
8/01/47, 144A
8/31 at 100.00 N/R   12,905,647
25,260 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Serenity at Larkspur Apartments, Series 2020A,
5.000%, 2/01/50, 144A
2/30 at 100.00 N/R   22,801,697
7,395 California Community Housing Agency, California, Essential Housing
Revenue Bonds, The Arbors, Series 2020A, 5.000%, 8/01/50, 144A
8/30 at 100.00 N/R   6,576,152
695 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020B-1, 5.000%, 6/01/49
6/30 at 100.00 BBB-   697,523
12,675 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020B-2, 0.000%, 6/01/55
6/30 at 26.72 N/R   2,335,115
5,450 California Educational Facilities Authority, Revenue Bonds, Chapman
University, Series 2017B, 4.000%, 4/01/47
4/27 at 100.00 A2   5,035,091
10,000 California Health Facilities Financing Authority, California, Revenue
Bonds, Sutter Health, Refunding Series 2016B, 5.000%, 11/15/46
11/26 at 100.00 A1   10,192,800

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 1,670 California Health Facilities Financing Authority, Revenue Bonds,
Children's Hospital Los Angeles, Series 2017A, 5.000%, 8/15/42
8/27 at 100.00 BBB+   $ 1,704,285
1,860 California Health Facilities Financing Authority, Revenue Bonds,
CommonSpirit Health, Series 2020A, 4.000%, 4/01/45
4/30 at 100.00 A-   1,667,378
3,015 California Health Facilities Financing Authority, Revenue Bonds, El
Camino Hospital, Refunding Series 2015A, 5.000%, 2/01/40
2/25 at 100.00 AA   3,059,019
California Health Facilities Financing Authority, Revenue
Bonds, El Camino Hospital, Series 2017:
1,395 5.000%, 2/01/30 2/27 at 100.00 AA 1,497,672
1,105 5.000%, 2/01/31 2/27 at 100.00 AA 1,184,637
13,305 California Health Facilities Financing Authority, Revenue Bonds, PIH
Health, Series 2020A, 3.000%, 6/01/47 - BAM Insured
6/30 at 100.00 AA   10,091,044
485 California Health Facilities Financing Authority, Revenue Bonds,
Providence Health & Services, Series 2014B, 5.000%, 10/01/44
10/24 at 100.00 A+   489,894
2,185 California Health Facilities Financing Authority, Revenue Bonds, Saint
Joseph Health System, Series 2013A, 5.000%, 7/01/37, (Pre-refunded
7/01/23)
7/23 at 100.00 A+  (4) 2,207,069
2,120 California Infrastructure and Economic Development Bank, Lease
Revenue Bonds, California State Teachers Retirement System
Headquarters Expansion, Green Bond-Climate Bond Certified Series
2019, 5.000%, 8/01/44
8/29 at 100.00 AA   2,265,771
California Infrastructure and Economic Development
Bank, Revenue Bonds, California Science Center Phase III
Project, Green Series 2021B:
4,000 4.000%, 5/01/46 11/31 at 100.00 A- 3,726,840
1,315 4.000%, 5/01/51 11/31 at 100.00 A- 1,201,187
7,420 California Infrastructure and Economic Development Bank, Revenue
Bonds, California Science Center Phase III Project, Series 2021A,
4.000%, 5/01/55
11/31 at 100.00 A-   6,713,616
California Municipal Finance Authority, Charter School
Lease Revenue Bonds, Nova Academy Project, Series
2016A:
1,850 5.000%, 6/15/36, 144A 6/26 at 100.00 BB 1,828,503
2,425 5.000%, 6/15/46, 144A 6/26 at 100.00 BB 2,272,249
610 California Municipal Finance Authority, Charter School Revenue Bonds,
John Adams Academies, Inc. - Lincoln Project, Taxable Series 2019B,
5.000%, 10/01/39, 144A
10/27 at 100.00 N/R   580,696
1,495 California Municipal Finance Authority, Charter School Revenue
Bonds, Palmdale Aerospace Academy Project, Series 2016A, 5.000%,
7/01/46, 144A
7/26 at 100.00 BB   1,332,075
California Municipal Finance Authority, Revenue Bonds,
Biola University, Refunding Series 2017:
470 5.000%, 10/01/29 10/27 at 100.00 Baa1 500,066
1,000 5.000%, 10/01/31 10/27 at 100.00 N/R 1,063,650
California Municipal Finance Authority, Revenue Bonds,
Eisenhower Medical Center, Refunding Series 2017A:
7,845 5.000%, 7/01/42 7/27 at 100.00 Baa2 7,989,819
7,285 5.000%, 7/01/47 7/27 at 100.00 Baa2 7,362,439
5,000 California Municipal Finance Authority, Revenue Bonds, Eisenhower
Medical Center, Refunding Series 2017B, 5.000%, 7/01/42
7/27 at 100.00 Baa2   5,092,300
California Municipal Finance Authority, Revenue Bonds,
Linxs APM Project, Senior Lien Series 2018A:
14,000 5.000%, 12/31/37, (AMT) 6/28 at 100.00 BBB- 14,295,120
27,110 5.000%, 12/31/38, (AMT) 6/28 at 100.00 BBB- 27,605,300

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
California Municipal Finance Authority, Revenue Bonds,
NorthBay Healthcare Group, Series 2017A:
$ 1,000 5.000%, 11/01/30 11/26 at 100.00 BBB- $ 1,035,140
1,040 5.250%, 11/01/31 11/26 at 100.00 BBB- 1,084,408
10,625 California Municipal Finance Authority, Reveue Bonds, Community
Medical Centers, Series 2017A, 5.000%, 2/01/42
2/27 at 100.00 A-   10,919,525
3,965 California Pollution Control Financing Authority, Water Furnishing
Revenue Bonds, Poseidon Resources Channelside LP Desalination
Project, Series 2012, 5.000%, 7/01/37, (AMT), 144A
7/23 at 100.00 BBB   3,964,762
California Pollution Control Financing Authority, Water
Furnishing Revenue Bonds, San Diego County Water
Authoriity Desalination Project Pipeline, Refunding Series
2019:
1,625 5.000%, 7/01/39, 144A 1/29 at 100.00 BBB 1,589,283
640 5.000%, 11/21/45, 144A 1/29 at 100.00 BBB 606,560
1,450 California Public Finance Authority, Revenue Bonds, Henry Mayo
Newhall Hospital, Series 2017, 5.000%, 10/15/37
10/26 at 100.00 BBB-   1,479,319
California Public Finance Authority, Senior Living
Revenue Bonds, Enso Village, Refunding Green Series
2021A:
1,250 5.000%, 11/15/46, 144A 11/29 at 102.00 N/R 1,056,087
440 5.000%, 11/15/56, 144A 11/29 at 102.00 N/R 356,651
1,475 California School Finance Authority, Educational Facility Revenue Bonds,
River Springs Charter School Project, Series 2017A, 5.000%, 7/01/47,
144A
7/27 at 100.00 Ba2   1,302,410
17,385 California State University, Systemwide Revenue Bonds, Series 2018A,
5.000%, 11/01/50
11/28 at 100.00 N/R   18,398,893
16,245 California State University, Systemwide Revenue Bonds, Series 2019A,
5.000%, 11/01/44
11/29 at 100.00 Aa2   17,469,711
12,000 California State, General Obligation Bonds, Various Purpose Series
2017, 5.000%, 8/01/46
8/26 at 100.00 Aa2   12,550,320
3,960 California State, General Obligation Bonds, Various Purpose Series
2019, 5.000%, 4/01/49 (6)
4/29 at 100.00 Aa2   4,240,526
7,750 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2014A,
5.500%, 12/01/54
12/24 at 100.00 BB+   7,786,503
California Statewide Communities Development
Authority, California, Revenue Bonds, Loma Linda
University Medical Center, Series 2016A:
1,100 5.000%, 12/01/41, 144A 6/26 at 100.00 BB+ 1,068,298
3,365 5.000%, 12/01/46, 144A 6/26 at 100.00 BB+ 3,228,986
9,915 5.250%, 12/01/56, 144A 6/26 at 100.00 BB+ 9,830,227
600 California Statewide Communities Development Authority, Revenue
Bonds, Front Porch Communities & Services Project, Series 2017A,
5.000%, 4/01/47
4/27 at 100.00 A   616,926
2,900 California Statewide Communities Development Authority, Revenue
Bonds, John Muir Health, Series 2018A, 5.000%, 12/01/57
12/27 at 100.00 A+   2,989,581
California Statewide Communities Development
Authority, Statewide Community Infrastructure Program
Revenue Bonds, Series 2020A:
1,000 4.000%, 9/02/28 No Opt. Call N/R 1,002,850
700 5.000%, 9/02/40 9/30 at 100.00 N/R 721,252

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 6,750 California Statewide Communities Development Authority, Student
Housing Revenue Bonds, University of California, Irvine East Campus
Apartments, Phase IV-A CHF-Irvine, LLC, Series 2017, 5.000%, 5/15/50
5/27 at 100.00 Baa1   $ 6,621,278
California Statewide Community Development Authority,
Revenue Bonds, Daughters of Charity Health System,
Series 2005A:
27 5.750%, 7/01/30 (7),(8) 1/22 at 100.00 N/R 27,154
175 5.750%, 7/01/35 (7),(8) 1/22 at 100.00 N/R 174,443
66 5.500%, 7/01/39 (7),(8) 1/22 at 100.00 N/R 65,827
1,140 Chaffey Community College District, San Bernardino County, California,
General Obligation Bonds, Election 2018 Series 2019A, 3.000%,
6/01/37
6/28 at 100.00 AA   1,003,120
10,275 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Altana Glendale, Series 2021A-2, 4.000%,
10/01/56, 144A
10/31 at 100.00 N/R   7,536,712
1,610 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Oceanaire-Long Beach, Series 2021A-1,
3.200%, 9/01/46, 144A
9/31 at 100.00 N/R   1,172,756
14,350 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Oceanaire-Long Beach, Social Series 2021A-
2, 4.000%, 9/01/56, 144A
9/31 at 100.00 N/R   11,137,896
El Monte Union High School District, Los Angeles County,
California, General Obligation Bonds, Election 2018
Capital Appreciation Series 2021E:
3,085 0.000%, 6/01/43 6/30 at 73.43 AAA 1,203,027
3,100 0.000%, 6/01/44 6/30 at 71.61 AAA 1,142,474
3,170 0.000%, 6/01/45 6/30 at 69.61 AAA 1,112,163
2,465 0.000%, 6/01/46 6/30 at 67.73 AAA 821,461
6,170 Elk Grove Finance Authority, California, Special Tax Revenue Bonds,
Refunding Series 2016, 5.000%, 9/01/46
9/26 at 100.00 N/R   6,190,053
10,000 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Senior Lien Series 2015A, 0.000%, 1/15/35
- AGM Insured
No Opt. Call AA   6,274,200
Glendale Community College District, Los Angeles
County, California, General Obligation Bonds, Election
2016 Taxable Refunding Series 2020B:
2,440 0.000%, 8/01/40 2/30 at 73.53 Aa2 1,120,838
4,865 0.000%, 8/01/44 2/30 at 64.38 Aa2 1,805,548
4,725 0.000%, 2/01/45 2/30 at 63.32 Aa2 1,701,992
70,525 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Capital Appreciation Series 2021B-2,
0.000%, 6/01/66
12/31 at 27.75 N/R   8,214,047
1,980 Kern Community College District, California, General Obligation Bonds,
Safety, Repair & Improvement, Election 2002 Series 2006, 0.000%,
11/01/23 - AGM Insured
No Opt. Call AA   1,931,827
2,750 Lammersville Joint Unified School District, San Joaquin County,
California, Special Tax Bonds, Community Facilities District 2014-1
Improvement Area 1 Mountain House School Facilities, Series 2017,
5.000%, 9/01/42
9/27 at 100.00 N/R   2,801,150
Long Beach, California, Harbor Revenue Bonds, Series
2017:
1,600 5.000%, 5/15/36, (AMT) 5/27 at 100.00 AA+ 1,683,296
1,400 5.000%, 5/15/37, (AMT) 5/27 at 100.00 AA+ 1,461,096
1,410 5.000%, 5/15/40, (AMT) 5/27 at 100.00 AA+ 1,449,057

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 6,000 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Refunding Senior Lien Series 2020A,
5.000%, 5/15/38
11/29 at 100.00 AA   $ 6,606,540
15,265 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2016B, 5.000%,
5/15/46, (AMT)
5/26 at 100.00 AA-   15,433,526
10,000 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2018C, 5.000%,
5/15/44, (AMT)
11/27 at 100.00 AA-   10,181,800
Los Angeles Department of Water and Power, California,
Power System Revenue Bonds, Series 2018D:
7,500 5.000%, 7/01/43 7/28 at 100.00 Aa2 8,012,025
6,000 5.000%, 7/01/48 7/28 at 100.00 Aa2 6,356,160
1,000 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2022C, 5.000%, 7/01/52
1/32 at 100.00 Aa2   1,076,130
Los Angeles Department of Water and Power, California,
Water System Revenue Bonds, Series 2022C:
5,000 5.000%, 7/01/40 7/32 at 100.00 AA 5,637,550
3,260 5.000%, 7/01/41 7/32 at 100.00 AA 3,651,559
18,750 5.000%, 7/01/43 7/32 at 100.00 Aa2 20,736,562
7,500 Los Angeles Department of Water and Power, California, Waterworks
Revenue Bonds, Series 2018A, 5.000%, 7/01/48
1/28 at 100.00 AA+   7,922,325
Los Angeles, California, Wastewater System Revenue
Bonds, Green Subordinate Series 2018A:
9,320 5.000%, 6/01/43 6/28 at 100.00 AA 9,937,823
16,990 5.000%, 6/01/48 6/28 at 100.00 AA 18,078,209
2,500 Los Angeles, California, Wastewater System Revenue Bonds, Refunding
Green Subordinate Lien Series 2017B, 5.000%, 6/01/35
6/27 at 100.00 AA   2,715,300
1,000 Manteca Financing Authority, California, Sewer Revenue Bonds, Series
2009, 5.750%, 12/01/36
6/23 at 100.00 AA-   1,013,340
1,160 Merced Union High School District, Merced County, California, General
Obligation Bonds, Election 2008 Series 2021F, 0.000%, 8/01/44
8/28 at 66.35 Aa3   450,010
2,565 Morongo Band of Mission Indians, California, Enterprise Revenue
Bonds, Series 2018A, 5.000%, 10/01/42, 144A
10/28 at 100.00 BBB-   2,564,923
M-S-R Energy Authority, California, Gas Revenue Bonds,
Citigroup Prepay Contracts, Series 2009A:
2,800 7.000%, 11/01/34 No Opt. Call A 3,462,928
2,500 6.500%, 11/01/39 No Opt. Call A 2,994,300
6,195 Oceanside Unified School District, San Diego County, California,
General Obligation Bonds, Refunding Capital Appreciation, Series
2020, 0.000%, 8/01/43 - AGM Insured
8/28 at 66.68 AA   2,349,578
3,075 Ontario Redevelopment Financing Authority, San Bernardino County,
California, Revenue Bonds, Redevelopment Project 1, Series 1993,
5.800%, 8/01/23 - NPFG Insured, (ETM)
1/23 at 100.00 N/R  (4) 3,124,508
Orange County, California, Special Tax Bonds,
Community Facilities District 2016-1 Esencia Village,
Series 2016A:
1,250 5.000%, 8/15/41 8/26 at 100.00 N/R 1,268,000
2,000 5.000%, 8/15/46 8/26 at 100.00 N/R 2,016,320
2,250 Oxnard Union High School District, Ventura County, California, General
Obligation Bonds, Election 2018 Series 2022C, 4.000%, 8/01/47
8/30 at 100.00 Aa2   2,185,200

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
Palm Desert Redevelopment Agency, California,
Successor Agency Redevelopment Project Area, Series
2017A:
$ 500 5.000%, 10/01/28 - BAM Insured 4/27 at 100.00 AA $ 542,745
500 5.000%, 10/01/30 - BAM Insured 4/27 at 100.00 AA 543,725
3,775 Poway Unified School District, San Diego County, California, General
Obligation Bonds, School Facilities Improvement District 2007-1,
Election 2008 Series 2009A, 0.000%, 8/01/23
No Opt. Call Aa2   3,708,145
5,500 Poway Unified School District, San Diego County, California, General
Obligation Bonds, School Facilities Improvement District 2007-1,
Series 2011A, 0.000%, 8/01/41
No Opt. Call Aa2   2,353,780
15,000 Rialto Unified School District, San Bernardino County, California,
General Obligation Bonds, 2010 Election Series 2011A, 0.000%,
8/01/41 - AGM Insured (5)
8/36 at 100.00 AA   16,455,900
River Islands Public Financing Authority, California,
Special Tax Bonds, Community Facilities District 2003-1
Improvement Area 1, Refunding Series 2022A-1:
2,665 5.000%, 9/01/42 - AGM Insured 9/29 at 103.00 AA 2,869,778
1,320 5.250%, 9/01/52 - AGM Insured 9/29 at 103.00 AA 1,420,967
1,895 Riverside County Transportation Commission, California, Toll Revenue
Second Lien Bonds, RCTC 91 Express Lanes, Refunding Series 2021C,
4.000%, 6/01/47
6/31 at 100.00 A-   1,746,413
1,680 Rocklin, Placer County, California, Special Tax Bonds, Community
Facilities District 10 Whitney Ranch, Series 2015, 5.000%, 9/01/39
9/25 at 100.00 N/R   1,711,416
605 Roseville, California, Special Tax Bonds, Community Facilities District 1
Hewlett Parkard Campus Oaks, Series 2016, 5.500%, 9/01/46
9/26 at 100.00 N/R   622,690
Sacramento County, California, Airport System Revenue
Bonds, Refunding Senior Series 2018C:
3,545 5.000%, 7/01/37, (AMT) 7/28 at 100.00 A+ 3,682,546
6,760 5.000%, 7/01/38, (AMT) 7/28 at 100.00 A+ 7,002,954
5,000 5.000%, 7/01/39, (AMT) 7/28 at 100.00 A 5,160,650
740 Sacramento, California, Special Tax Bonds, Community Facilities District
05-1 College Square, Series 2007, 5.900%, 9/01/37
3/23 at 100.00 N/R   741,983
San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, Subordinate Series 2017A:
2,500 5.000%, 7/01/47 7/27 at 100.00 A+ 2,584,775
11,020 5.000%, 7/01/47, (AMT) 7/27 at 100.00 A+ 11,146,069
8,500 San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, Subordinate Series 2021B, 5.000%, 7/01/56, (AMT)
7/31 at 100.00 A+   8,561,795
6,895 San Diego Public Facilities Financing Authority, California, Water Utility
Revenue Bonds, Subordinate Lien Series 2018A, 5.250%, 8/01/47
8/28 at 100.00 Aa3   7,474,180
San Diego Redevelopment Agency Successor Agency,
California, Tax Allocation Bonds, Refunding Series 2017A:
1,815 5.000%, 9/01/36 9/26 at 100.00 AA 1,929,581
6,160 5.000%, 9/01/40 9/26 at 100.00 AA 6,505,699
San Diego Unified School District, San Diego County,
California, General Obligation Bonds, Series 2010C:
2,800 0.000%, 7/01/42 No Opt. Call Aa2 1,221,640
1,350 0.000%, 7/01/43 No Opt. Call Aa2 560,277
10,000 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Governmental Purpose, Second Series
2013B, 5.000%, 5/01/43
5/23 at 100.00 A1   10,029,700

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 10,000 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2016B, 5.000%,
5/01/41, (AMT)
5/26 at 100.00 A+   $ 10,160,900
San Francisco Airports Commission, California, Revenue
Bonds, San Francisco International Airport, Second Series
2017A:
5,050 5.000%, 5/01/42, (AMT) 5/27 at 100.00 A+ 5,147,718
17,715 5.000%, 5/01/47, (AMT) 5/27 at 100.00 A+ 17,909,865
3,000 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2018D, 5.000%,
5/01/48, (AMT)
5/28 at 100.00 A+   3,037,200
21,635 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2019A, 5.000%,
5/01/49, (AMT)
5/29 at 100.00 A+   21,917,986
13,300 San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Toll Road Revenue Bonds, Refunding Junior Lien Series
2014B, 5.250%, 1/15/44
1/25 at 100.00 A-   13,463,590
275 Temecula Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 16-01, Series 2017, 6.250%, 9/01/47,
144A
9/27 at 100.00 N/R   283,984
3,500 Upland, California, Certificates of Participation, San Antonio Regional
Hospital, Series 2017, 5.000%, 1/01/47
1/28 at 100.00 BBB   3,556,455
5,000 Victor Valley Union High School District, San Bernardino County,
California, General Obligation Bonds, Series 2009A, 5.750%, 8/01/31
- AGC Insured
8/26 at 100.00 AA   5,535,600
Westminster School District, Orange County, California,
General Obligation Bonds, Series 2009-A1:
2,485 0.000%, 8/01/26 - AGC Insured No Opt. Call AA 2,229,045
1,405 0.000%, 8/01/28 - AGC Insured No Opt. Call AA 1,174,861
2,920 0.000%, 8/01/29 - AGC Insured No Opt. Call AA 2,352,994
William S. Hart Union High School District, Los Angeles
County, California, Special Tax Bonds, Community
Facilities District 2015-1, Series 2017:
1,425 5.000%, 9/01/42 9/26 at 100.00 N/R 1,448,170
1,205 5.000%, 9/01/47 9/26 at 100.00 N/R 1,217,978
784,873 Total California 676,519,106
Colorado - 5.5%
2,500 Arista Metropolitan District, Broomfield County, Colorado, General
Obligation Limited Tax Bonds, Refunding & Improvement Convertible
to Unlimited Tax Series 2018A, 5.125%, 12/01/48
12/23 at 103.00 N/R   2,272,475
880 Aurora Crossroads Metropolitan District 2, Colorado, Limited Tax
General Obligation Bonds, Series 2020A, 5.000%, 12/01/40
9/25 at 103.00 N/R   805,279
Aviation Station North Metropolitan District 2, Denver
County, Colorado, Limited Tax General Obligation Bonds,
Refunding & Improvement Series 2019A:
499 4.000%, 12/01/29 9/24 at 103.00 N/R 463,227
1,310 5.000%, 12/01/39 9/24 at 103.00 N/R 1,210,702
1,350 5.000%, 12/01/48 9/24 at 103.00 N/R 1,171,179
575 Bella Mesa Metropolitan District, Castle Rock, Colorado, Limited Tax
General Obligation Bonds, Convertible Capital Appreciation Series
2020A-3, 6.750%, 12/01/49, 144A
6/25 at 99.64 N/R   472,385
500 Broadway Station Metropolitan District 2, Denver City and County,
Colorado, General Obligation Limited Tax Bonds, Convertible to
Unlimited Series 2019A, 5.125%, 12/01/48
6/24 at 103.00 N/R   451,435

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 750 Broadway Station Metropolitan District 3, Denver City and County,
Colorado, General Obligation Limited Tax Bonds, Convertible to
Unlimited Series 2019A, 5.000%, 12/01/49
6/24 at 103.00 N/R   $ 602,205
Centerra Metropolitan District 1, Loveland, Colorado,
Special Revenue Bonds, Refunding & Improvement
Series 2017:
7,000 5.000%, 12/01/29, 144A 1/23 at 103.00 N/R 6,882,190
9,000 5.000%, 12/01/47, 144A 1/23 at 103.00 N/R 7,970,580
1,450 Colorado Educational and Cultural Facilities Authority, Charter School
Refunding Revenue Bonds, Pinnacle Charter School, Inc. K-8 Facility
Project, Series 2013, 5.000%, 6/01/26
6/23 at 100.00 A+   1,459,585
2,065 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Community Leadership Academy Project, Series
2008, 6.500%, 7/01/38
1/23 at 100.00 BB+   2,067,478
3,040 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Community Leadership Academy, Inc. Second
Campus Project, Series 2013, 7.350%, 8/01/43
8/23 at 100.00 BB+   3,084,141
1,400 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Christian Living Neighborhoods Project, Refunding Series 2016,
5.000%, 1/01/37
1/24 at 102.00 N/R   1,255,212
16,985 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-1, 4.000%, 8/01/44
8/29 at 100.00 A-   14,662,301
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, CommonSpirit Health, Series 2019A-2:
4,775 5.000%, 8/01/44 8/29 at 100.00 A- 4,786,078
8,000 4.000%, 8/01/49 8/29 at 100.00 A- 6,719,920
725 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Evangelical Lutheran Good Samaritan Society Project, Series 2013,
5.625%, 6/01/43, (Pre-refunded 6/01/23)
6/23 at 100.00 N/R  (4) 732,011
6,155 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Evangelical Lutheran Good Samaritan Society Project, Series 2013A,
5.000%, 6/01/45, (Pre-refunded 6/01/25)
6/25 at 100.00 N/R  (4) 6,486,816
14,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Intermountain Healthcare, Series 2022A, 5.000%, 5/15/52
5/32 at 100.00 AA+   14,503,020
3,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Parkview Medical Center, Refunding Series 2015B, 4.000%, 9/01/34
9/25 at 100.00 Baa1   2,956,200
1,750 Colorado International Center Metropolitan District 14, Denver,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2018, 5.875%, 12/01/46
12/23 at 103.00 N/R   1,643,233
706 Copper Ridge Metropolitan District, Colorado Springs, Colorado, Tax
Increment and Sales Tax Supported Revenue Bonds, Series 2019,
4.000%, 12/01/29
12/24 at 103.00 N/R   642,361
500 Copperleaf Metropolitan District 4, Arapahoe County, Colorado, Limited
Tax General Obligation Bonds, Convertible to Unlimited Tax Series
2020A, 5.000%, 12/01/39
3/25 at 103.00 N/R   471,780
Denver City and County, Colorado, Airport System
Revenue Bonds, Series 2022A:
7,000 5.000%, 11/15/31, (AMT) No Opt. Call AA- 7,679,910
18,390 5.000%, 11/15/34, (AMT) 11/32 at 100.00 AA- 20,027,262
3,350 5.500%, 11/15/40, (AMT) 11/32 at 100.00 AA- 3,654,548
2,680 5.500%, 11/15/53, (AMT) 11/32 at 100.00 AA- 2,848,760
5,000 Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2013A, 5.250%, 11/15/43, (AMT)
11/23 at 100.00 A+   5,023,200

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 19,500 Denver City and County, Colorado, Dedicated Tax Revenue Bonds,
Current Interest Series 2018A-1, 5.000%, 8/01/48
8/26 at 100.00 AA-   $ 20,048,925
Denver Convention Center Hotel Authority, Colorado,
Revenue Bonds, Convention Center Hotel, Refunding
Senior Lien Series 2016:
2,250 5.000%, 12/01/26 No Opt. Call Baa2 2,321,888
3,130 5.000%, 12/01/30 12/26 at 100.00 Baa2 3,210,316
3,310 5.000%, 12/01/31 12/26 at 100.00 Baa2 3,382,191
5,005 5.000%, 12/01/33 12/26 at 100.00 Baa2 5,094,239
565 5.000%, 12/01/34 12/26 at 100.00 Baa2 572,407
DIATC Metropolitan District, Commerce City, Adams
County, Colorado, General Obligation Limited Tax Bonds,
Refunding & Improvement Series 2019:
505 5.000%, 12/01/39, 144A 9/24 at 103.00 N/R 459,272
500 5.000%, 12/01/49, 144A 9/24 at 103.00 N/R 429,435
E-470 Public Highway Authority, Colorado, Senior
Revenue Bonds, Series 2000B:
20 0.000%, 9/01/29 - NPFG Insured No Opt. Call A 16,040
395 0.000%, 9/01/30 - NPFG Insured No Opt. Call A 304,482
20 0.000%, 9/01/32 - NPFG Insured No Opt. Call A 14,177
25 0.000%, 9/01/33 - NPFG Insured No Opt. Call A 16,962
9,890 E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series
2004A, 0.000%, 9/01/27 - NPFG Insured
No Opt. Call A   8,541,993
1,160 El Paso County School District 49 Falcon, Colorado, Certificates of
Participation, Series 2015, 5.000%, 12/15/28
12/25 at 100.00 Aa3   1,227,535
Foothills Metropolitan District, Fort Collins, Colorado,
Special Revenue Bonds, Series 2014:
1,094 5.250%, 12/01/24 No Opt. Call N/R 1,083,924
1,365 6.000%, 12/01/38 12/24 at 100.00 N/R 1,249,822
Fossil Ridge Metropolitan District 3, Lakewood, Jefferson
County, Colorado, General Obligation Limited Tax Bonds,
Refunding & Improvement Series 2020:
1,000 2.250%, 12/01/38 - BAM Insured 12/30 at 100.00 AA 755,940
750 2.375%, 12/01/39 - BAM Insured 12/30 at 100.00 AA 569,348
845 Green Valley Ranch East Metropolitan District 6, Adams County,
Colorado, Limited Tax General Obligation Bonds, Series 2020A-3,
5.875%, 12/01/50
9/25 at 103.00 N/R   789,433
2,000 Hess Ranch Metropolitan District 6, Parker, Colorado, Limited Tax
General Obligation Bonds, Series 2020A-1, 5.000%, 12/01/49
3/25 at 103.00 N/R   1,722,360
3,343 Independence Water & Sanitation District, Elbert County, Colorado,
Special Revenue Bonds, Series 2019, 7.250%, 12/01/38
6/24 at 103.00 N/R   3,361,988
1,735 Jefferson Center Metropolitan District 1, Arvada, Jefferson County,
Colorado, Special Revenue Bonds, Subordinate Series 2020B, 5.750%,
12/15/50
12/23 at 103.00 N/R   1,629,321
Lakes at Centerra Metropolitan District 2, Loveland,
Colorado, Limited Tax General Obligation Bonds,
Refunding & Improvement Series 2018A:
1,695 5.125%, 12/01/37 12/23 at 103.00 N/R 1,596,266
1,945 5.250%, 12/01/47 12/23 at 103.00 N/R 1,743,673
1,470 Mirabelle Metropolitan District 2, Douglas County, Colorado, Limited
Tax General Obligation Bonds, Series 2020A, 5.000%, 12/01/49
3/25 at 103.00 N/R   1,282,913
Painted Prairie Public Improvement Authority, Aurora,
Colorado, Special Revenue Bonds, Series 2019:
4,950 5.000%, 12/01/39 12/24 at 103.00 N/R 4,649,733
15,845 5.000%, 12/01/49 12/24 at 103.00 N/R 13,971,329

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 620 Park Creek Metropolitan District, Colorado, Senior Limited Property
Tax Supported Revenue Bonds, Refunding Series 2015A, 5.000%,
12/01/45
12/25 at 100.00 A   $ 632,977
3,500 Park Creek Metropolitan District, Colorado, Senior Limited Property Tax
Supported Revenue Bonds, Series 2019A, 4.000%, 12/01/46 - AGM
Insured
12/29 at 100.00 AA   3,283,770
830 Parkdale Community Authority, Erie, Colorado, Limited Tax Supported
Revenue Bonds, District 1, Series 2020A, 5.000%, 12/01/40
9/25 at 103.00 N/R   759,184
4,250 Prairie Center Metopolitan District No. 3, In the City of Brighton,
Adams County, Colorado, Limited Property Tax Supported Primary
Improvements Revenue Bonds, Refunding Series 2017A, 5.000%,
12/15/41, 144A
12/26 at 100.00 N/R   3,945,020
2,205 Prairie Center Metropolitan District No. 3, Brighton, Colorado, Special
Revenue Bonds, Park and Recreation Improvements Series 2018,
5.125%, 12/15/42
12/23 at 103.00 N/R   2,053,737
2,500 Prairie Farm Metropolitan District, In the City of Commerce City, Adams
County, Colorado, Limited Tax Convertible to Unlimited Tax, General
Obligation Bonds, Series 2018A, 5.250%, 12/01/48
1/23 at 103.00 N/R   2,505,525
Public Authority for Colorado Energy, Natural Gas
Purchase Revenue Bonds,  Colorado Springs Utilities,
Series 2008:
2,170 6.250%, 11/15/28 No Opt. Call AA- 2,341,625
13,580 6.500%, 11/15/38 No Opt. Call AA- 15,924,451
2,410 Pueblo Urban Renewal Authority, Colorado, Tax Increment Revenue
Bonds, EVRAZ Project, Series 2021A, 4.750%, 12/01/45, 144A
12/30 at 100.00 N/R   1,940,195
1,175 Raindance Metropolitan District 1, Acting by and through its Water
Activity Enterprise In the Town of Windsor, Weld County, Colorado,
Non-Potable Water Enterprise Revenue Bonds, Series 2020, 5.000%,
12/01/40
12/25 at 103.00 N/R   1,068,639
775 Rampart Range Metropolitan District 5, Lone Tree, Douglas County,
Colorado, Limited Tax Supported and Special Revenue Bonds, Series
2021, 4.000%, 12/01/51
10/26 at 102.00 N/R   524,520
Regional Transportation District, Colorado, Private Activity
Bonds, Denver Transit Partners Eagle P3 Project, Series
2020A:
1,350 3.000%, 7/15/37 1/31 at 100.00 A- 1,086,628
2,000 4.000%, 7/15/39 No Opt. Call A- 1,815,380
500 Settler's Crossing Metropolitan District 1, Lakewood, Colorado, Limited
Tax General Obligation Bonds, Series 2020A, 5.000%, 12/01/40, 144A
9/25 at 103.00 N/R   447,975
2,380 South Sloans Lake Metropolitan District 2, Colorado, Limited Tax
General Obligation Bonds, Refunding & Improvement Series 2019,
4.000%, 12/01/44 - AGM Insured
12/29 at 100.00 AA   2,276,351
STC Metropolitan District 2, Superior, Boulder County,
Colorado, Limited Tax General Obligation and Special
Revenue Bonds, Refunding & improvement Series
2019A:
555 4.000%, 12/01/29 12/24 at 103.00 N/R 514,629
500 5.000%, 12/01/38 12/24 at 103.00 N/R 467,475
575 Sterling Hills West Metropolitan District, Arapahoe County, Colorado,
General Obligation Bonds, Refunding & Improvement Series 2007,
5.000%, 12/01/39
12/27 at 100.00 A3   603,347
1,310 Thompson Crossing Metropolitan District 4, Johnstown, Larimer
County, Colorado, General Obligation Bonds, Limited Tax Convertible
to Unlimited Tax, Refunding & Improvement Series 2019, 5.000%,
12/01/49
9/24 at 103.00 N/R   1,138,600

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
Trails at Crowfoot Metropolitan District 3, Parker,
Colorado, Limited Tax General Obligation Bonds, Series
2019A:
$ 1,860 4.375%, 12/01/30 9/24 at 103.00 N/R $ 1,715,534
2,070 5.000%, 12/01/39 9/24 at 103.00 N/R 1,939,569
3,640 5.000%, 12/01/49 9/24 at 103.00 N/R 3,218,488
4,589 Vauxmont Metropolitan District, Arvada, Colorado, Limited Tax General
Obligation and Special Revenue Bonds, Convertible to Unlimited Tax
Refunding Subordinate Series 2019, 3.250%, 12/15/50 - AGM Insured
12/24 at 103.00 AA   3,780,372
Velocity Metropolitan District 3, In the City of Aurora,
Colorado, Limited Tax General Obligation Bonds, Series
2019:
500 5.125%, 12/01/34 12/23 at 103.00 N/R 489,295
2,000 5.375%, 12/01/39 12/23 at 103.00 N/R 1,949,540
5,000 5.500%, 12/01/48 12/23 at 103.00 N/R 4,735,850
3,500 Westerly Metropolitan District 4, Weld County, Colorado, General
Obligation Limited Tax Bonds, Series 2021A-1, 5.000%, 12/01/50
3/26 at 103.00 N/R   2,941,260
2,700 Willow Springs Ranch Metropolitan District, Monument, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2019A, 5.000%, 12/01/49
12/24 at 103.00 N/R   2,385,261
3,000 Windler Public Improvement Authority, Aurora, Colorado, Limited Tax
Supported Revenue Bonds, Series 2021A-1, 4.125%, 12/01/51, 144A
9/26 at 103.00 N/R   2,031,270
281,691 Total Colorado 271,567,852
Connecticut - 0.7%
4,000 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Hartford HealthCare Issue, Series 2021A, 4.000%, 7/01/51
7/31 at 100.00 A+   3,581,600
860 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Healthcare Facility Expansion Church Home of Hartford Inc. Project,
Series 2016A, 5.000%, 9/01/53, 144A
9/26 at 100.00 BB   750,806
4,500 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Nuvance Health Series 2019A, 3.000%, 7/01/39 - AGM Insured
7/29 at 100.00 AA   3,919,410
11,000 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Trinity Health Credit Group, Series 2016CT, 5.000%, 12/01/45
6/26 at 100.00 AA-   11,164,780
1,675 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes Series 2015A, 5.000%, 8/01/35
8/25 at 100.00 AA-   1,752,184
Connecticut State, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes, Series 2020A:
2,500 4.000%, 5/01/36 - BAM Insured 5/30 at 100.00 N/R 2,591,850
2,550 4.000%, 5/01/39 - BAM Insured 5/30 at 100.00 N/R 2,526,208
6,500 Harbor Point Infrastructure Improvement District, Connecticut, Special
Obligation Revenue Bonds, Harbor Point Project, Refunding Series
2017, 5.000%, 4/01/39, 144A
4/27 at 100.00 N/R   6,311,565
33,585 Total Connecticut 32,598,403
Delaware - 0.3%
2,000 Delaware Economic Development Authority, Revenue Bonds, ASPIRA
of Delaware Charter Operations, Inc. Project, Series 2016A, 5.000%,
6/01/46
6/26 at 100.00 BB   1,856,720
Delaware Health Facilities Authroity, Revenue Bonds,
Beebe Medical Center Project, Series 2018:
1,905 4.375%, 6/01/48 12/28 at 100.00 BBB 1,796,853
8,300 5.000%, 6/01/48 12/28 at 100.00 BBB 8,328,054

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Delaware (continued)
$ 600 Kent County, Delaware, Student Housing & Dining Facility Revenue
Bonds, Collegiate Housing Foundation - Dover LLC Delaware State
University Project, Series 2018A, 5.000%, 7/01/58
1/28 at 100.00 BB-   $ 512,262
12,805 Total Delaware 12,493,889
District of Columbia - 0.7%
8,290 District of Columbia, Income Tax Secured Revenue Bonds, Series 2022A,
5.500%, 7/01/47
7/32 at 100.00 AAA   9,450,849
Metropolitan Washington Airports Authority, District
of Columbia, Dulles Toll Road Revenue Bonds, Dulles
Metrorail & Capital improvement Projects, Refunding &
Subordinate Lien Series 2019B:
480 4.000%, 10/01/35 10/29 at 100.00 A- 467,304
1,635 4.000%, 10/01/38 10/29 at 100.00 A- 1,545,336
5,210 4.000%, 10/01/49, (UB) (6) 10/29 at 100.00 A- 4,510,245
2,890 4.000%, 10/01/53, (UB) (6) 10/29 at 100.00 A- 2,456,818
3,745 Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Second Senior Lien Series 2009B, 0.000%, 10/01/31 - AGC
Insured
No Opt. Call AA   2,665,242
Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2018A:
2,095 5.000%, 10/01/33, (AMT) 10/28 at 100.00 AA- 2,224,890
9,375 5.000%, 10/01/34, (AMT) 10/28 at 100.00 Aa3 9,906,000
3,000 5.000%, 10/01/35, (AMT) 10/28 at 100.00 Aa3 3,152,250
36,720 Total District of Columbia 36,378,934
Florida - 7.7%
Atlantic Beach, Florida, Healthcare Facilities Revenue
Refunding Bonds, Fleet Landing Project, Series 2013A:
300 5.000%, 11/15/23 No Opt. Call BBB 301,392
2,300 5.000%, 11/15/28 11/23 at 100.00 BBB 2,308,717
400 Boynton Village Community Development District, Florida, Special
Assessment Bonds, Series 2007-A1, 5.750%, 5/01/37
1/23 at 100.00 N/R   400,056
Broward County, Florida, Port Facilities Revenue Bonds,
Series 2019A:
12,950 5.000%, 9/01/44 9/29 at 100.00 A1 13,395,480
1,130 5.000%, 9/01/49 9/29 at 100.00 A1 1,159,075
Broward County, Florida, Port Facilities Revenue Bonds,
Series 2019B:
2,250 4.000%, 9/01/37, (AMT) 9/29 at 100.00 A1 2,218,770
9,870 4.000%, 9/01/39, (AMT) 9/29 at 100.00 A1 9,519,121
Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, Franklin Academy Projects, Series 2020:
1,085 5.000%, 12/15/35, 144A 7/26 at 100.00 N/R 1,048,826
245 5.000%, 12/15/40, 144A 7/26 at 100.00 N/R 229,800
8,450 5.000%, 12/15/50, 144A 7/26 at 100.00 N/R 7,552,019
2,845 5.000%, 12/15/55, 144A 7/26 at 100.00 N/R 2,487,469
Capital Trust Agency, Florida, Multifamily Housing
Revenue Bonds, The Gardens Apartments Project, Series
2015A:
1,500 4.750%, 7/01/40 7/25 at 100.00 CCC 1,196,010
1,380 5.000%, 7/01/50 7/25 at 100.00 CCC+ 1,056,086
11,353 Capital Trust Agency, Florida, Revenue Bonds, Provision CARES Proton
Therapy Center, Orlando Project, Series 2018, 7.500%, 6/01/48, 144A
(7)
6/28 at 100.00 N/R   2,384,175

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Capital Trust Agency, Florida, Revenue Bonds,
Renaissance Charter School Project, Series 2019A:
$ 450 4.000%, 6/15/29, 144A 6/26 at 100.00 N/R $ 417,456
565 5.000%, 6/15/39, 144A 6/26 at 100.00 N/R 519,161
610 5.000%, 6/15/49, 144A 6/26 at 100.00 N/R 523,136
7,000 Central Florida Expressway Authority, Revenue Bonds, Senior Lien
Series 2019B, 5.000%, 7/01/49
7/29 at 100.00 A+   7,308,490
6,130 Charlotte County Industrial Development Authority, Florida, Utility
System Revenue Bonds, Town & Country Utilities Project, Series 2019,
5.000%, 10/01/49, (AMT), 144A
10/27 at 100.00 N/R   5,657,132
1,125 Cityplace Community Development District, Florida, Special
Assessement and  Revenue Bonds, Refunding Series 2012, 5.000%,
5/01/26
No Opt. Call A   1,160,696
1,000 Coco Palms Community Development District, Miami-Dade County,
Florida, Special Assessment Bonds, Series 2016, 5.000%, 5/01/46
5/27 at 100.00 N/R   928,450
Escambia County Health Facilities Authority, Florida,
Health Care Facilities Revenue Bonds, Baptist Health Care
Corporation Obligated, Series 2020A:
2,235 4.000%, 8/15/45 - AGM Insured 2/30 at 100.00 AA 2,135,654
16,405 4.000%, 8/15/50 2/30 at 100.00 BBB+ 13,955,242
2,000 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Downtown Doral Charter Upper School Project,
Series 2017C, 5.750%, 7/01/47, 144A
7/27 at 101.00 N/R   1,948,740
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Mater Academy Projects, Series
2020A:
1,070 5.000%, 6/15/50 6/27 at 100.00 BBB 1,023,669
1,700 5.000%, 6/15/55 6/27 at 100.00 BBB 1,595,314
1,570 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Renaissance Charter School Income Projects, Series
2015A, 6.125%, 6/15/46, 144A
6/25 at 100.00 N/R   1,571,162
2,000 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Renaissance Charter School, Inc. Projects, Series
2013A, 8.500%, 6/15/44, (Pre-refunded 6/15/23)
6/23 at 100.00 N/R  (4) 2,045,180
1,500 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Renaissance Charter School, Inc. Projects, Series
2014A, 6.125%, 6/15/44, 144A
6/24 at 100.00 N/R   1,520,085
315 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Renaissance Charter School, Inc. Projects, Series
2020C, 5.000%, 9/15/50, 144A
9/27 at 100.00 N/R   269,293
83,000 Florida Development Finance Corporation, Florida, Surface
Transportation Facility Revenue Bonds, Brightline Passenger Rail
Project, Green Series 2019B, 7.375%, 1/01/49, (AMT), 144A
1/24 at 107.00 N/R   72,625,000
Florida Development Finance Corporation, Florida,
Surface Transportation Facility Revenue Bonds, Virgin
Trains USA Passenger Rail Project, Series 2019A:
18,200 6.250%, 1/01/49, (AMT), (Mandatory Put 1/01/24), 144A 1/23 at 101.00 N/R 17,496,934
37,800 6.375%, 1/01/49, (AMT), (Mandatory Put 1/01/26), 144A 1/23 at 102.00 N/R 34,547,310
2,000 6.500%, 1/01/49, (AMT), (Mandatory Put 1/01/29), 144A 1/23 at 102.00 N/R 1,787,540
25,000 Florida Development Finance Corporation, Revenue Bonds, Brightline
Passenger Rail Expansion Project, Series 2022A, 7.250%, 7/01/57,
(AMT), (Mandatory Put 10/03/23), 144A
1/23 at 102.00 N/R   24,930,500

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Florida Higher Educational Facilities Financing Authority,
Revenue Bonds, Jacksonville University Project, Series
2018A-1:
$ 450 4.500%, 6/01/33, 144A 6/28 at 100.00 N/R $ 407,029
1,450 4.750%, 6/01/38, 144A 6/28 at 100.00 N/R 1,262,588
840 Grand Bay at Doral Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, South Parcel Assessment
Area Project, Series 2016, 5.000%, 5/01/46
5/26 at 100.00 N/R   778,361
23,765 Hillsborough County Industrial Development Authority, Florida, Hospital
Revenue Bonds, Florida Health Sciences Center Inc D/B/A Tampa
General Hospital, Series 2020A, 4.000%, 8/01/50
2/31 at 100.00 A   20,114,934
Jacksonville, Florida, Health Care Facilities Revenue
Bonds, Brooks Rehabilitation, Series 2020:
1,040 4.000%, 11/01/37 11/29 at 100.00 A- 1,019,262
1,085 4.000%, 11/01/38 11/29 at 100.00 A- 1,051,615
1,650 4.000%, 11/01/39 11/29 at 100.00 A 1,584,165
2,170 4.000%, 11/01/40 11/29 at 100.00 A- 2,041,232
Jacksonville, Florida, Special Revenue Bonds, Refunding
Series 2017A:
6,285 5.250%, 10/01/42 10/27 at 100.00 AA 6,763,917
3,930 5.250%, 10/01/47 10/27 at 100.00 AA 4,204,078
430 Lee County Industrial Development Authority, Florida, Charter School
Revenue Bonds, Lee County Community Charter Schools, Series
2007A, 5.250%, 6/15/27
1/23 at 100.00 BB   430,052
Lee County Industrial Development Authority, Florida,
Charter School Revenue Bonds, Lee County Community
Charter Schools, Series 2012A:
875 5.500%, 6/15/32, 144A 1/23 at 100.00 BB 875,123
1,375 5.750%, 6/15/42, 144A 1/23 at 100.00 BB 1,374,931
6,340 Miami Beach Redevelopment Agency, Florida, Tax Increment Revenue
Bonds, City Center/Historic Convention Village, Series 2015A, 5.000%,
2/01/44 - AGM Insured
2/24 at 100.00 AA   6,352,490
860 Miami-Dade County Health Facility Authority, Florida, Hospital Revenue
Bonds, Nicklaus Children's Hospital, Refunding Series 2017, 5.000%,
8/01/36
8/27 at 100.00 A+   895,174
12,195 Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series
2015A, 5.000%, 10/01/38, (AMT)
10/25 at 100.00 A   12,378,291
6,000 Miami-Dade County, Florida, Special Obligation Bonds, Subordinate
Series 2009, 0.000%, 10/01/42 - BAM Insured
No Opt. Call AA   2,379,120
325 Osceola County, Florida, Transportation Revenue Bonds, Osceola
Parkway, Refunding & Improvement Series 2019A-1, 5.000%, 10/01/49
10/29 at 100.00 BBB+   325,526
1,000 Palm Beach County Health Facilities Authority, Florida, Revenue Bonds,
Toby & Leon Cooperman Sinai Residences of Boca Raton, Refunding
Series 2022, 4.250%, 6/01/56
6/27 at 103.00 N/R   731,840
Pinellas County Industrial Development Authority,
Florida, Industrial Development Revenue Bonds,
Drs. Kiran & Pallavi Patel 2017 Foundation for Global
Understanding, Inc., Project, Series 2019:
495 5.000%, 7/01/29 No Opt. Call N/R 500,272
180 5.000%, 7/01/39 7/29 at 100.00 N/R 172,884
5,095 Putnam County Development Authority, Florida, Pollution Control
Revenue Bonds, Seminole Electric Cooperatice, Inc. Project, Refunding
Series 2018B, 5.000%, 3/15/42
5/28 at 100.00 A-   5,447,523
1,001 Riverbend West Community Development District, Hilsborough County,
Florida, Special Assessment Bonds, Series 2016, 5.000%, 5/01/46
5/27 at 100.00 N/R   931,861

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Seminole County Industrial Development Authority,
Florida, Retirement Facility Revenue Bonds, Legacy
Pointe At UCF Project, Series 2019A:
$ 5,000 5.250%, 11/15/39 11/26 at 103.00 N/R $ 4,211,150
1,015 5.500%, 11/15/49 11/26 at 103.00 N/R 832,706
5,610 South Broward Hospital District, Florida, Hospital Revenue Bonds, South
Broward Hospital District Obligated Group, Refunding Series 2016A,
4.000%, 5/01/44
5/26 at 100.00 AA   5,318,168
South Miami Health Facilities Authority, Florida, Hospital
Revenue Bonds, Baptist Health Systems of South Florida
Obligated Group, Refunding Series 2017:
4,000 4.000%, 8/15/47 8/27 at 100.00 AA- 3,570,320
3,655 5.000%, 8/15/47 8/27 at 100.00 AA- 3,705,220
Sumter County Industrial Development Authority, Florida,
Hospital Revenue Bonds, Central Florida Health Alliance
Projects, Series 2014A:
500 5.000%, 7/01/29 1/24 at 100.00 A- 506,560
6,860 5.250%, 7/01/44 1/24 at 100.00 A- 6,886,342
17,442 Tampa, Florida, Capital Improvement Cigarette Tax Allocation Bonds, H.
Lee Moffitt Cancer Center Project, Series 2020A, 0.000%, 9/01/45
9/30 at 54.56 A+   5,799,116
Tampa, Florida, Revenue Bonds, H. Lee Moffitt Cancer
Center and Research Institute, Series 2020B:
440 4.000%, 7/01/38 7/30 at 100.00 A2 432,559
445 4.000%, 7/01/45 7/30 at 100.00 A2 403,170
12,685 Tampa-Hillsborough County Expressway Authority, Florida, Revenue
Bonds, Refunding Series 2017B, 4.000%, 7/01/42 - BAM Insured
7/28 at 100.00 AA   12,485,338
270 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2015-2, 0.000%, 5/01/40 (5)
1/23 at 100.00 N/R   239,161
290 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2015-3, 6.610%, 5/01/40 (7)
1/23 at 100.00 N/R   3
2,645 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2022A, 4.000%, 5/01/40 - AGM Insured,
144A
5/32 at 100.00 AA   2,582,155
Volusia County Educational Facilities Authority, Florida,
Revenue Bonds, Embry-Riddle Aeronautical University,
Refunding Series 2017:
2,380 5.000%, 10/15/42 10/27 at 100.00 A+ 2,478,175
3,000 5.000%, 10/15/47 10/27 at 100.00 A+ 3,099,600
13,000 Volusia County Educational Facilities Authority, Florida, Revenue Bonds,
Stetson University Inc. Project, Series 2015, 5.000%, 6/01/40
6/25 at 100.00 A-   13,221,650
Wynnmere East Community Development District,
Hillsborough County, Florida, Special Assessment
Revenue Bonds, Series 2016:
470 5.125%, 5/01/36 5/28 at 100.00 N/R 464,337
930 5.500%, 5/01/46 5/28 at 100.00 N/R 916,961
427,206 Total Florida 378,398,099
Georgia - 0.5%
Atlanta Development Authority, Georgia, Senior Health
Care Facilities Revenue Bonds, Georgia Proton Treatment
Center Project, Current Interest Series 2017A-1:
2,500 6.750%, 1/01/35 (7) 1/28 at 100.00 N/R 1,325,000
1,000 7.000%, 1/01/40 (7) 1/28 at 100.00 N/R 530,000

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Georgia (continued)
$ 2,000 Atlanta, Georgia, Airport Passenger Facilities Charge and General
Revenue Bonds, Subordinate Lien Series 2019D, 4.000%, 7/01/40,
(AMT)
7/29 at 100.00 AA-   $ 1,869,280
11,665 Columbus Medical Center Hospital Authority, Georgia, Revenue
Anticipation Certificates, Piedmont Health, Series 2019B, 5.000%,
7/01/54, (Mandatory Put 7/01/29)
1/29 at 100.00 AA-   12,731,181
7,265 Geo. L. Smith II Georgia World Congress Center Authority, Georgia,
Convention Center Hotel Revenue Bonds,  First Tier Series 2021A,
4.000%, 1/01/54
1/31 at 100.00 BBB-   5,612,939
Georgia Municipal Electric Authority, Plant Vogtle Units 3
& 4 Project M Bonds, Series 2019A:
1,250 5.000%, 1/01/35 7/28 at 100.00 A 1,313,100
700 5.000%, 1/01/36 7/28 at 100.00 A 729,708
405 Georgia Municipal Electric Authority, Senior Lien General Power
Revenue Bonds, Series 1993BB, 5.250%, 1/01/25 - NPFG Insured
No Opt. Call A1   413,477
1,000 Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds,
Series 2007A, 5.500%, 9/15/28
No Opt. Call A+   1,067,550
27,785 Total Georgia 25,592,235
Guam - 0.1%
Guam A.B. Won Pat  International Airport Authority,
Revenue Bonds, Series 2013C:
835 6.375%, 10/01/43, (Pre-refunded 10/01/23), (AMT) 10/23 at 100.00 Baa2 (4) 853,445
775 6.375%, 10/01/43, (AMT) 10/23 at 100.00 Baa2 792,120
1,475 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2020A, 5.000%, 1/01/50
7/30 at 100.00 A-   1,468,289
3,085 Total Guam 3,113,854
Hawaii - 0.1%
1,500 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaii Pacific Health Obligated Group, Series 2013A, 5.500%,
7/01/43
7/23 at 100.00 AA-   1,509,270
1,000 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaii Pacific University, Series 2013A, 6.875%, 7/01/43, 144A
7/23 at 100.00 BB   1,002,480
4,545 Hawaii State, Airport System Revenue Bonds, Series 2015A, 5.000%,
7/01/45, (AMT)
7/25 at 100.00 A+   4,587,359
7,045 Total Hawaii 7,099,109
Idaho - 0.2%
Idaho Health Facilities Authority, Revenue Bonds,
Madison Memorial Hospital Project, Refunding Series
2016:
2,300 3.500%, 9/01/33 9/26 at 100.00 BB+ 2,031,567
205 5.000%, 9/01/37 9/26 at 100.00 BB+ 205,929
4,250 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health
System Project, Series 2018A, 5.000%, 3/01/37
9/28 at 100.00 A   4,369,510
1,290 Idaho Housing and Finance Association, Grant and Revenue
Anticipation Bonds, Federal Highway Trust Funds, Series 2021A,
4.000%, 7/15/38
7/31 at 100.00 A+   1,287,936
2,000 Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Idaho Arts Charter School, Inc. Project, Refunding Series
2016A, 5.000%, 12/01/38, 144A
12/26 at 100.00 BBB-   2,026,860
10,045 Total Idaho 9,921,802

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois - 8.5%
$ 1,330 Adams County School District 172, Quincy, Illinois, General Obligation
Bonds, School Series 2017, 5.000%, 2/01/36 - AGM Insured
2/27 at 100.00 AA   $ 1,418,937
67,800 Chicago Board of Education, Illinois, Dedicated Capital Improvement
Tax Revenue Bonds, Series 2016, 6.000%, 4/01/46
4/27 at 100.00 A   70,357,416
625 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues Series 2012A, 5.000%, 12/01/42
1/23 at 100.00 BB+   599,850
1,215 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Project Series 2015C, 5.250%, 12/01/39
12/24 at 100.00 BB+   1,212,218
Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Refunding Series 2012B:
4,540 5.000%, 12/01/34 1/23 at 100.00 BB+ 4,412,789
3,000 4.000%, 12/01/35 1/23 at 100.00 BB+ 2,750,880
2,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017G, 5.000%, 12/01/34
12/27 at 100.00 BB+   2,022,260
35,090 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016A, 7.000%, 12/01/44
12/25 at 100.00 BB+   37,173,644
2,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2021A, 5.000%, 12/01/40
12/30 at 100.00 BB   1,959,040
Chicago Transit Authority, Illinois, Sales Tax Receipts
Revenue Bonds, Second Lien Series 2020A:
1,250 5.000%, 12/01/45, (UB) (6) 12/29 at 100.00 A+ 1,266,737
2,220 4.000%, 12/01/50, (UB) (6) 12/29 at 100.00 A+ 1,933,287
1,815 5.000%, 12/01/55, (UB) (6) 12/29 at 100.00 A+ 1,828,159
17,500 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Series 2014, 5.250%, 12/01/49
12/24 at 100.00 AA   17,683,400
6,245 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Refunding Senior Lien Series 2018A, 5.000%, 1/01/53
1/29 at 100.00 A+   6,295,022
3,715 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Refunding Senior Lien Series 2020A, 4.000%, 1/01/36
1/30 at 100.00 A   3,704,449
6,820 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Refunding Senior Lien Series 2020C, 4.000%, 1/01/38
1/30 at 100.00 A+   6,647,795
3,180 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Senior Lien Series 2015C, 5.000%, 1/01/46
1/25 at 100.00 A   3,180,572
900 Chicago, Illinois, General Obligation Bonds, Project & Refunding Series
2014A, 5.000%, 1/01/35
1/24 at 100.00 BBB+   894,636
8,805 Chicago, Illinois, General Obligation Bonds, Project & Refunding Series
2017A, 6.000%, 1/01/38, (UB) (6)
1/27 at 100.00 BBB+   9,292,445
920 Chicago, Illinois, General Obligation Bonds, Project and Refunding
Series 2003B, 5.500%, 1/01/33
1/25 at 100.00 BBB+   938,740
13,760 Chicago, Illinois, General Obligation Bonds, Project and Refunding
Series 2005D, 5.500%, 1/01/40, (UB) (6)
1/25 at 100.00 BBB+   13,936,954
7,545 Chicago, Illinois, General Obligation Bonds, Refunding Series 2007E,
5.500%, 1/01/42, (UB) (6)
1/25 at 100.00 BBB+   7,628,750
Chicago, Illinois, General Obligation Bonds, Refunding
Series 2016C:
2,260 5.000%, 1/01/24 No Opt. Call BBB+ 2,284,521
935 5.000%, 1/01/25 No Opt. Call BBB+ 953,335
705 5.000%, 1/01/35 1/26 at 100.00 BBB+ 714,363
2,175 5.000%, 1/01/38, (UB) (6) 1/26 at 100.00 BBB+ 2,191,791

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
Chicago, Illinois, General Obligation Bonds, Refunding
Series 2020A:
$ 50 5.000%, 1/01/27 No Opt. Call BBB+ $ 51,779
6,000 5.000%, 1/01/30, (UB) (6) No Opt. Call BBB+ 6,331,380
2,200 Chicago, Illinois, General Obligation Bonds, Series 2015A, 5.500%,
1/01/39, (UB) (6)
1/25 at 100.00 BBB+   2,231,394
715 Chicago, Illinois, General Obligation Bonds, VAribale Rate Demand
Series 2007F, 5.500%, 1/01/42
1/25 at 100.00 BBB+   722,937
7,945 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding Second
Lien Series 2014A, 5.000%, 1/01/31
1/24 at 100.00 A   7,996,881
7,595 DuPage County, Illinois, Revenue Bonds, Morton Arboretum Project,
Green Series 2020, 3.000%, 5/15/47
5/30 at 100.00 A1   5,506,603
5,000 Illinois Finance Authority Revenue Bonds, OSF Healthcare System,
Refunding Series 2018A, 4.125%, 5/15/47
11/28 at 100.00 A   4,548,650
Illinois Finance Authority, Health Services Facility Lease
Revenue Bonds, Provident Group - UIC Surgery Center,
LLC - University of Illinois Health Services Facility Project,
Series 2020:
2,450 4.000%, 10/01/40 10/30 at 100.00 BBB+ 2,241,554
4,590 4.000%, 10/01/55 10/30 at 100.00 BBB+ 3,755,905
700 Illinois Finance Authority, Revenue Bonds, Dominican University,
Refunding Series 2022, 5.000%, 3/01/42
9/32 at 100.00 BBB-   677,250
10,810 Illinois Finance Authority, Revenue Bonds, Mercy Health Corporation,
Series 2016, 5.000%, 12/01/40
6/26 at 100.00 A3   10,701,468
12,295 Illinois Finance Authority, Revenue Bonds, Northshore - Edward-
Elmhurst Health Credit Group, Series 2022A, 5.000%, 8/15/47
8/32 at 100.00 AA-   12,972,086
10,715 Illinois Finance Authority, Revenue Bonds, OSF Healthcare System,
Series 2015A, 5.000%, 11/15/45
11/25 at 100.00 A   10,734,287
895 Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of
Chicago, Series 2013A, 5.500%, 7/01/28
7/23 at 100.00 A-   897,676
20 Illinois Finance Authority, Revenue Bonds, Rush University Medical
Center Obligated Group, Series 2015A, 4.000%, 11/15/39
5/25 at 100.00 AA-   18,263
1,105 Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and
Medical Centers, Refunding Series 2015C, 5.000%, 8/15/35
8/25 at 100.00 A3   1,126,978
8,760 Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Fixed
Period Series 2021A, 4.000%, 8/15/48
8/31 at 100.00 AA-   7,983,251
13,017 Illinois Housing Development Authority, Housing Revenue Bonds, MBS
Pass Through Program, Series 2017A, 3.125%, 2/01/47
3/26 at 100.00 Aaa   12,846,857
1,555 Illinois Housing Development Authority, Multifamily Housing Revenue
Bonds, GNMA Collateralized - Lifelink Developments, Series 2006,
4.850%, 4/20/41, (AMT), (UB) (6)
1/23 at 100.00 AA+   1,555,855
7,335 Illinois Sports Facility Authority, State Tax Supported Bonds, Refunding
Series 2014, 5.250%, 6/15/31 - AGM Insured
6/24 at 100.00 AA   7,495,343
Illinois State, General Obligation Bonds, December
Series 2017A:
5,000 5.000%, 12/01/24 No Opt. Call BBB 5,098,150
1,560 5.000%, 12/01/32 12/27 at 100.00 BBB 1,578,517
3,725 Illinois State, General Obligation Bonds, June Series 2016, 4.000%,
6/01/36
6/26 at 100.00 BBB   3,401,596
3,495 Illinois State, General Obligation Bonds, March Series 2021A, 4.000%,
3/01/39
3/31 at 100.00 BBB+   3,082,101

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 3,500 Illinois State, General Obligation Bonds, May Series 2014, 5.000%,
5/01/32
5/24 at 100.00 BBB+   $ 3,513,965
11,065 Illinois State, General Obligation Bonds, May Series 2020, 5.750%,
5/01/45
5/30 at 100.00 BBB+   11,499,080
Illinois State, General Obligation Bonds, November
Series 2017D:
11,625 5.000%, 11/01/27 No Opt. Call BBB+ 12,021,529
3,000 5.000%, 11/01/28 11/27 at 100.00 BBB 3,086,490
2,000 Illinois State, General Obligation Bonds, Refunding September Series
2018A, 5.000%, 10/01/28
No Opt. Call BBB   2,068,360
1,440 Illinois State, General Obligation Bonds, Series 2013, 5.250%, 7/01/28 7/23 at 100.00 BBB   1,447,243
5,400 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Refunding Series 2015B, 5.000%, 6/15/52
12/25 at 100.00 BBB+   5,245,074
7,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Refunding Series 2020A, 5.000%, 6/15/50
12/29 at 100.00 BBB+   6,838,720
Metropolitan Pier and Exposition Authority, Illinois,
McCormick Place Expansion Project Bonds, Series
2015A:
2,500 0.000%, 12/15/52 - BAM Insured No Opt. Call AA 554,200
1,225 5.000%, 6/15/53 12/25 at 100.00 A- 1,189,352
Metropolitan Pier and Exposition Authority, Illinois,
Revenue Bonds, McCormick Place Expansion Project,
Series 2002A:
10,000 0.000%, 12/15/35 - AGM Insured No Opt. Call AA 5,740,200
23,065 0.000%, 6/15/37 - NPFG Insured No Opt. Call A- 11,539,650
1,838 Plano, Illinois, Special Tax Bonds, Special Service Area 1 & 2 Lakewood
Springs Project, Refunding Series 2014, 5.000%, 3/01/34 - AGM
Insured
3/24 at 100.00 AA   1,863,254
4,450 Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry
and Will Counties, Illinois, General Obligation Bonds, Series 2001A,
6.000%, 7/01/27 - FGIC Insured
No Opt. Call AA+   4,912,978
Springfield, Illinois, Electric Revenue Bonds, Refunding
Senior Lien Series 2015:
15,530 4.000%, 3/01/40 - AGM Insured 3/25 at 100.00 AA 15,051,055
3,485 5.000%, 3/01/40 - AGM Insured 3/25 at 100.00 AA 3,599,865
5,000 University of Illinois, Auxiliary Facilities System Revenue Bonds, Series
2013A, 4.000%, 4/01/32
4/23 at 100.00 AA-   5,003,650
7,405 University of Illinois, Health Services Facilities System Revenue Bonds,
Series 2013, 6.000%, 10/01/42
10/23 at 100.00 A-   7,549,249
435,410 Total Illinois 419,562,665
Indiana - 1.5%
2,000 Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for Educational
Excellence Project, Refunding Series 2020A, 5.875%, 6/01/55, 144A
6/30 at 100.00 N/R   1,696,260
6,495 IIndiana Finance Authority, Hospital Revenue Bonds, Parkview Health,
Series 2018A, 5.000%, 11/01/43
11/28 at 100.00 AA-   6,653,348
825 Indiana Finance Authority, Educational Facilities Revenue Bonds, Circle
City Preparatory Inc. Project, Series 2021A, 5.000%, 12/01/40, 144A
12/27 at 103.00 N/R   687,464
Indiana Finance Authority, Educational Facilities Revenue
Bonds, Lighthouse Academies of Northwest Indiana Inc.
Project, Series 2016:
3,710 7.000%, 12/01/34, 144A 12/24 at 100.00 N/R 3,733,224
6,075 7.250%, 12/01/44, 144A 12/24 at 100.00 N/R 6,097,903

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Indiana (continued)
$ 5,000 Indiana Finance Authority, Educational Facilities Revenue Bonds, Rose
Hulman Institute Of Technology Project, Series 2018, 4.000%, 6/01/44
12/28 at 100.00 A2   $ 4,693,000
5,000 Indiana Finance Authority, Educational Facilities Revenue Bonds, Rose
Hulman Institute Of Technology Project, Series 2020A, 4.000%,
6/01/50
6/30 at 100.00 A2   4,523,400
1,640 Indiana Finance Authority, Educational Facilities Revenue Bonds,
Valparaiso University Project, Series 2014, 5.000%, 10/01/39
10/24 at 100.00 Baa1   1,655,219
2,830 Indiana Finance Authority, Educational Facilities Revenue Bonds, Victory
College Prep Project, Series 2021A, 4.500%, 12/01/55, 144A
12/27 at 103.00 N/R   2,032,733
640 Indiana Finance Authority, Environmental Improvement Revenue Bonds,
United States Steel Corporation Project, Refunding Series 2021A,
4.125%, 12/01/26
No Opt. Call BB-   625,856
15,205 Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA
Authority Project, First Lien Green Series 2016A, 5.000%, 10/01/46
10/26 at 100.00 AA   15,864,745
8,000 Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA
Authority Project, Series 2014A, 5.000%, 10/01/40
10/24 at 100.00 AA   8,200,000
2,200 Indiana Health and Educational Facilities Financing Authority, Revenue
Bonds, Ascension Health, Series 2006B-7, 5.000%, 11/15/46
11/26 at 100.00 AA+   2,229,150
6,490 Indianapolis Local Public Improvement Bond Bank, Indiana, Community
Justice Campus Bonds, Courthouse & Jail Project, Series 2019A,
5.000%, 2/01/44
2/29 at 100.00 AAA   6,816,252
Valparaiso, Indiana, Exempt Faciltiies Revenue Bonds,
Pratt Paper LLC Project, Series 2013:
70 5.875%, 1/01/24, (AMT) No Opt. Call N/R 70,804
9,185 7.000%, 1/01/44, (AMT) 1/24 at 100.00 N/R 9,419,585
75,365 Total Indiana 74,998,943
Iowa - 0.1%
1,000 Iowa Finance Authority, Health Facilities Revenue Bonds, UnityPoint
Health,  Series 2016E, 4.000%, 8/15/46
2/26 at 100.00 AA-   899,460
2,000 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Alcoa Inc. Project, Series 2012, 4.750%, 8/01/42
1/23 at 100.00 BBB-   1,883,120
3,000 Total Iowa 2,782,580
Kansas - 0.1%
Hutchinson, Kansas, Hospital Facilities Revenue Bonds,
Hutchinson Regional Medical Center, Inc., Series 2016:
1,500 5.000%, 12/01/36 12/26 at 100.00 Ba1 1,504,335
1,320 5.000%, 12/01/41 12/26 at 100.00 Ba1 1,297,494
1,500 Overland Park Development Corporation, Kansas, Revenue Bonds,
Convention Center Hotel, Refunding & improvement Series 2019,
5.000%, 3/01/44
3/29 at 100.00 BB-   1,403,700
4,320 Total Kansas 4,205,529
Kentucky - 1.3%
230 Ashland, Kentucky, Medical Center Revenue Bonds, Ashland Hospital
Corporation d/b/a King's Daughters Medical Center Project,
Refunding Series 2019, 4.000%, 2/01/35
2/30 at 100.00 A-   221,124
10,000 Carroll County, Kentucky, Environmental Facilities Revenue Bonds,
Kentucky Utilities Company Project, Refunding Series 2006B, 2.125%,
10/01/34, (AMT)
6/31 at 100.00 A1   7,648,600

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Kentucky (continued)
Kentucky Bond Development Corporation, Transient
Room Tax Revenue Bonds, Lexington Center Corporation
Project, Series 2018A:
$ 2,545 5.000%, 9/01/43 9/28 at 100.00 A2 $ 2,674,159
2,600 5.000%, 9/01/48 9/28 at 100.00 A2 2,703,324
6,565 Kentucky Economic Development Finance Authority, Louisville Arena
Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2017A,
5.000%, 12/01/45 - AGM Insured, (UB) (6)
12/27 at 100.00 AA   6,664,722
6,000 Kentucky Economic Development Finance Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/44
8/29 at 100.00 BBB+   6,013,920
Kentucky Economic Development Finance Authority,
Revenue Bonds, Next Generation Kentucky Information
Highway Project, Senior Series 2015A:
2,450 5.000%, 7/01/26 7/25 at 100.00 BBB+ 2,486,627
2,100 5.000%, 7/01/33 7/25 at 100.00 BBB+ 2,121,441
5,655 5.000%, 7/01/37 7/25 at 100.00 BBB+ 5,660,033
2,175 5.000%, 1/01/45 7/25 at 100.00 BBB+ 2,079,822
Kentucky Municipal Power Agency, Power System
Revenue Bonds, Prairie State Project, Refunding Series
2020A. Forward Delivery:
1,000 5.000%, 9/01/34 9/29 at 100.00 Baa1 1,080,410
725 5.000%, 9/01/35 9/29 at 100.00 Baa1 778,295
Kentucky State Property and Buildings Commission,
Revenue Bonds, Project 119, Series 2018:
2,000 5.000%, 5/01/35 5/28 at 100.00 A1 2,152,080
2,500 5.000%, 5/01/36 5/28 at 100.00 A1 2,671,450
4,000 5.000%, 5/01/37 5/28 at 100.00 A1 4,246,760
Kentucky State Property and Buildings Commission,
Revenue Bonds, Project 122, Series 2019A:
1,000 4.000%, 11/01/35 11/28 at 100.00 A1 1,019,460
1,250 4.000%, 11/01/36 11/28 at 100.00 A1 1,264,788
760 Kentucky State University, Certificates of Participation, Series 2021,
4.000%, 11/01/46 - BAM Insured
11/31 at 100.00 AA   717,577
Louisville/Jefferson County Metro Government, Kentucky,
Health System Revenue Bonds, Norton Healthcare Inc,
Series 2016A:
5,735 5.000%, 10/01/31 10/26 at 100.00 A+ 5,997,262
2,785 4.000%, 10/01/35 10/26 at 100.00 A+ 2,735,510
5,415 Louisville/Jefferson County Metro Government, Kentucky, Health System
Revenue Bonds, Norton Healthcare, Inc., Series 2020A, 3.000%,
10/01/43
10/29 at 100.00 A+   4,172,907
67,490 Total Kentucky 65,110,271
Louisiana - 1.3%
Calcasieu Parish Memorial Hospital Service District,
Louisiana, Revenue Bonds, Lake Charles Memorial
Hospital, Refunding Series 2019:
2,770 5.000%, 12/01/25 No Opt. Call BB 2,848,585
1,455 5.000%, 12/01/26 No Opt. Call BB 1,508,413
1,525 5.000%, 12/01/27 No Opt. Call BB 1,592,146
1,605 5.000%, 12/01/28 No Opt. Call BB 1,688,171
2,930 5.000%, 12/01/29 No Opt. Call BB 3,102,811
1,700 5.000%, 12/01/34 12/29 at 100.00 BB 1,769,564
2,625 5.000%, 12/01/39 12/29 at 100.00 BB 2,659,125

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Louisiana (continued)
$ 22,955 Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds,
Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36,
(AMT), 144A
7/23 at 100.00 N/R   $ 23,102,142
285 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Tulane
University, Refunding Series 2020A, 4.000%, 4/01/50, (Pre-refunded
4/01/30)
4/30 at 100.00 N/R  (4) 306,971
2,030 Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic
Foundation Project, Series 2015, 5.000%, 5/15/47
5/25 at 100.00 A   2,054,035
1,050 New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding
Series 2014, 5.000%, 6/01/44, (Pre-refunded 6/01/24)
6/24 at 100.00 A  (4) 1,080,923
6,750 Port New Orleans Board of Commissioners, Louisiana, Revenue Bonds,
Port Facilities, Series 2020E, 5.000%, 4/01/44, (AMT)
4/30 at 100.00 A   6,844,702
2,000 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2008, 6.100%, 6/01/38, (Mandatory Put 6/01/30), 144A
No Opt. Call BB-   2,127,060
500 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010, 6.350%, 7/01/40, 144A
6/30 at 100.00 BB-   533,050
6,425 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010B, 6.100%, 12/01/40, (Mandatory Put 6/01/30),
144A
No Opt. Call BB-   6,833,180
2,930 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2011, 5.850%, 8/01/41, (Mandatory Put 6/01/25), 144A
No Opt. Call BB-   3,000,349
1,650 Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil
Corporation Project, Refunding Series 2017A-3, 2.200%, 6/01/37,
(Mandatory Put 7/01/26)
No Opt. Call BBB-   1,520,079
61,185 Total Louisiana 62,571,306
Maine - 0.1%
4,970 Maine Health and Higher Educational Facilities Authority, Revenue
Bonds, MaineHealth Issue, Series 2020A, 4.000%, 7/01/45
7/30 at 100.00 A+   4,495,514
1,420 Maine State Housing Authority, Single Family Mortgage Purchase Bonds,
Social Series 2021C, 2.300%, 11/15/46
11/30 at 100.00 AA+   877,617
Portland, Maine, General Airport Revenue Bonds,
Refunding Series 2013:
460 5.000%, 7/01/26 7/23 at 100.00 BBB+ 464,310
1,000 5.000%, 7/01/27 7/23 at 100.00 BBB+ 1,008,700
7,850 Total Maine 6,846,141
Maryland - 0.7%
10,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017, 5.000%, 9/01/39
9/27 at 100.00 CCC+   9,236,400
1,015 Frederick County, Maryland, Special Tax Limited Obligation Bonds,
Jefferson Technology Park Project, Refunding Series 2020A, 5.000%,
7/01/43, 144A
7/30 at 102.00 N/R   954,861
725 Frederick County, Maryland, Tax Increment and Special Tax Limited
Obligation Bonds, Jefferson Technology Park Project, Refunding
Series 2020B, 4.625%, 7/01/43, 144A
7/30 at 102.00 N/R   678,832
Maryland Economic Development Corporation Economic
Development Revenue Bonds, Terminal Project,  Series
2019A:
450 5.000%, 6/01/44, (AMT) 6/29 at 100.00 Baa2 456,444
900 5.000%, 6/01/49, (AMT) 6/29 at 100.00 Baa3 908,469
14,350 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, MedStar Health Issue, Series 2015, 5.000%, 8/15/42, (UB) (6)
2/25 at 100.00 A   14,529,662

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Maryland (continued)
Maryland Stadium Authority, Lease Revenue Bonds, Built
To Learn, Series 2022A:
$ 6,595 4.000%, 6/01/47, (UB) (6) 6/32 at 100.00 AA $ 6,060,542
3,405 4.000%, 6/01/52, (UB) 6/32 at 100.00 AA 3,063,921
37,440 Total Maryland 35,889,131
Massachusetts - 2.6%
8,620 Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds,
Senior Lien Capital Appreciation Series 2016A, 0.000%, 7/01/32
7/26 at 85.54 AA   5,986,590
1,000 Massachusetts Development Finance Agency Revenue Refunding
Bonds, NewBridge on the Charles, Inc. Issue, Series 2017, 5.000%,
10/01/57, 144A
1/23 at 105.00 BB+   1,009,580
3,920 Massachusetts Development Finance Agency, Health Care Facility
Revenue Bonds, Adventcare Project, Series 2007A, 0.000%, 10/15/37,
144A (7)
1/23 at 100.00 N/R   392,032
1,250 Massachusetts Development Finance Agency, Revenue Bonds, Beth
Israel Lahey Health Issue, Series 2019K, 5.000%, 7/01/32
7/29 at 100.00 A   1,358,187
Massachusetts Development Finance Agency, Revenue
Bonds, Boston Medical Center Issue, Series 2016E:
1,200 5.000%, 7/01/35 7/26 at 100.00 BBB 1,224,108
5,590 5.000%, 7/01/37 7/26 at 100.00 BBB 5,650,316
4,425 Massachusetts Development Finance Agency, Revenue Bonds, Boston
Medical Center, Green Series 2017F, 4.000%, 7/01/47
7/27 at 100.00 BBB   3,693,017
Massachusetts Development Finance Agency, Revenue
Bonds, CareGroup Issue, Series 2018J-2:
10,000 5.000%, 7/01/43 7/28 at 100.00 A 10,236,900
6,750 5.000%, 7/01/53 7/28 at 100.00 A 6,790,432
10,410 Massachusetts Development Finance Agency, Revenue Bonds, Emerson
College, Series 2016A, 5.000%, 1/01/47
1/27 at 100.00 BBB+   10,412,082
1,500 Massachusetts Development Finance Agency, Revenue Bonds,
Emmanuel College, Series 2016A, 5.000%, 10/01/43
10/26 at 100.00 Baa2   1,502,520
Massachusetts Development Finance Agency, Revenue
Bonds, Northeastern University, Series 2022:
1,235 5.000%, 10/01/39 10/32 at 100.00 A1 1,393,685
9,350 5.000%, 10/01/41 10/32 at 100.00 A1 10,440,117
2,950 5.000%, 10/01/44 10/32 at 100.00 A1 3,259,219
Massachusetts Development Finance Agency, Revenue
Bonds, Southcoast Health System Obligated Group Issue,
Series 2021G:
1,400 4.000%, 7/01/46 7/31 at 100.00 A- 1,243,088
355 5.000%, 7/01/50 7/31 at 100.00 A- 358,646
Massachusetts Development Finance Agency, Revenue
Bonds, Wellforce Issue, Series 2019A:
4,785 5.000%, 7/01/39 1/29 at 100.00 BBB+ 4,837,731
7,880 5.000%, 7/01/44 1/29 at 100.00 BBB+ 7,640,369
Massachusetts Development Finance Agency, Revenue
Bonds, Woods Hole Oceanographic Institution, Series
2018:
3,490 5.000%, 6/01/43 6/28 at 100.00 AA- 3,721,352
6,210 5.000%, 6/01/48 6/28 at 100.00 AA- 6,576,514
Massachusetts Port Authority, Revenue Bonds, Series
2021E:
1,680 5.000%, 7/01/46, (AMT) 7/31 at 100.00 AA 1,732,769
17,820 5.000%, 7/01/51, (AMT) 7/31 at 100.00 AA 18,269,064

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Massachusetts (continued)
$ 3,010 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2016A, 5.000%, 3/01/46
3/24 at 100.00 Aa1   $ 3,046,993
5,000 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2017F, 5.000%, 11/01/43
11/27 at 100.00 Aa1   5,262,400
11,700 Massachusetts State, General Obligation Bonds, Series 2022E, 5.000%,
11/01/47
11/32 at 100.00 Aa1   12,737,322
131,530 Total Massachusetts 128,775,033
Michigan - 1.2%
2,000 Detroit, Wayne County, Michigan, General Obligation Bonds, Social
Series 2021A, 5.000%, 4/01/46
4/31 at 100.00 BB   1,897,200
Gerald R. Ford International Airport Authority, Kent
County, Michigan, Revenue Bonds, Limited Tax General
Obligation Series 2021:
3,900 5.000%, 1/01/46, (AMT) 1/32 at 100.00 N/R 4,116,723
1,065 5.000%, 1/01/51, (AMT) 1/32 at 100.00 AAA 1,117,068
12,480 Great Lakes Water Authority, Michigan, Water Supply System Revenue
Bonds, Series 2022B, 5.500%, 7/01/52
7/32 at 100.00 A+   13,521,331
3,755 Lansing Community College, Michigan, General Obligation Bonds,
College Building & Site, Limited Tax Series 2019, 3.000%, 5/01/49
5/29 at 100.00 AA   2,805,774
2,485 Michigan Finance Authority, Distributable State Aid Revenue Bonds,
Charter County of Wayne Criminal Justice Center Project, Senior Lien
Series 2018, 5.000%, 11/01/43
11/28 at 100.00 Aa3   2,610,468
9,730 Michigan Finance Authority, Distributable State Aid Revenue Bonds,
Charter County of Wayne, Second Lien Refunding Series 2020,
4.000%, 11/01/50, (UB) (6)
11/30 at 100.00 AA   8,854,300
Michigan Finance Authority, Michigan, Revenue Bonds,
Trinity Health Credit Group, Refunding Series 2016MI:
9,970 5.000%, 12/01/45 6/26 at 100.00 AA- 10,119,351
76,205 Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds,
2007 Sold Tobacco Receipts, Series 2020B2-CL2, 0.000%, 6/01/65
12/30 at 18.38 N/R   6,633,645
1,250 Michigan Public Educational Facilities Authority, Limited Obligation
Revenue Bonds,  Chandler Park Academy Project, Series 2008,
6.500%, 11/01/35
1/23 at 100.00 BBB-   1,250,687
5,000 Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue
Bonds, William Beaumont Hospital Obligated Group, Refunding
Series 2014D, 5.000%, 9/01/39, (Pre-refunded 3/01/24)
3/24 at 100.00 A+  (4) 5,121,900
127,840 Total Michigan 58,048,447
Minnesota - 1.2%
310 Baytown Township, Minnesota Charter School Lease Revenue Bonds,
Saint Croix Preparatory Academy, Refunding Series 2016A, 4.000%,
8/01/41
8/26 at 100.00 BB+   245,945
City of Ham Lake, Minnesota, Charter School Lease
Revenue Bonds, DaVinci Academy Project, Series 2016A:
150 5.000%, 7/01/36 7/24 at 102.00 N/R 144,163
270 5.000%, 7/01/47 7/24 at 102.00 N/R 242,587
4,050 City of Milaca, Minnesota Refunding Revenue Bonds, Grandview
Christian Home Project, Series 2016, 5.000%, 10/01/51
10/24 at 102.00 N/R   3,429,864
Columbus, Minnesota, Senior Housing Revenue Bonds,
Richfield Senior Housing, Inc., Refunding Series 2015:
250 5.250%, 1/01/40 1/23 at 100.00 N/R 200,760
675 5.250%, 1/01/46 1/23 at 100.00 N/R 511,549

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Minnesota (continued)
Dakota County Community Development Agency,
Minnesota, Senior Housing Revenue Bonds, Walker
Highview Hills LLC Project, Refunding Series 2016A:
$ 1,555 5.000%, 8/01/46, 144A 1/23 at 100.00 N/R $ 1,420,352
1,250 5.000%, 8/01/51, 144A 1/23 at 100.00 N/R 1,124,000
Forest Lake, Minnesota Charter School Lease Revenue
Bonds, North Lakes Academy, Refunding Series 2021A:
3,295 5.000%, 7/01/41 7/31 at 100.00 N/R 2,974,133
11,160 5.000%, 7/01/56 7/31 at 100.00 N/R 9,347,504
2,575 Ham Lake, Minnesota Charter School Lease Revenue Bonds, Parnassus
Preparatory School Project, Series 2016A, 5.000%, 11/01/47
11/26 at 100.00 BB+   2,327,414
2,250 Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint
Catherine University, Refunding Series 2018A, 5.000%, 10/01/45
10/28 at 100.00 Baa1   2,297,137
4,864 Minnesota Housing Finance Agency, Homeownership Finance Bonds,
Mortgage-Backed Securities Program, Series 2017E, 2.850%, 6/01/47
7/26 at 100.00 Aaa   4,556,027
12,732 Minnesota Housing Finance Agency, Homeownership Finance Bonds,
Mortgage-Backed Securities Program, Series 2017G, 2.650%,
10/01/47
1/27 at 100.00 Aaa   12,010,353
500 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Nova Classical Academy, Series 2016A,
4.125%, 9/01/47
9/24 at 102.00 BB+   391,925
1,000 Saint Paul Housing and Redevelopment Authority, Minnesota, Health
Care Revenue Bonds, Fairview Health Services, Series 2017A, 5.000%,
11/15/47
11/27 at 100.00 A   1,018,760
16,825 Saint Paul Port Authority, Minnesota, Solid Waste Disposal Revenue
Bonds, Gerdau Saint Paul Steel Mill Project, Series 2012-7, 4.500%,
10/01/37, (AMT), 144A
1/23 at 100.00 BBB   15,670,637
St. Paul Housing and Redevelopment Authority,
Minnesota, Hospital Revenue Bonds, HealthEast Inc.,
Series 2015A:
2,500 5.000%, 11/15/27, (Pre-refunded 11/15/25) 11/25 at 100.00 N/R (4) 2,647,275
235 5.000%, 11/15/44, (Pre-refunded 11/15/25) 11/25 at 100.00 N/R (4) 248,844
66,446 Total Minnesota 60,809,229
Mississippi - 0.5%
1,290 Mississippi Business Finance Corporation, Revenue Bonds, System
Energy Resources, Inc. Project, Refunding Series 2021, 2.375%,
6/01/44
6/26 at 100.00 A   856,134
3,420 Mississippi Development Bank, Special Obligation Bonds, Gulfport
Water and Sewer System Project, Series 2005, 5.250%, 7/01/24 - AGM
Insured, (ETM)
No Opt. Call AA  (4) 3,499,515
1,000 Mississippi State, Gaming Tax Revenue Bonds, Series 2015E, 5.000%,
10/15/35
10/25 at 100.00 A+   1,038,680
Mississippi State, Gaming Tax Revenue Bonds, Series
2019A:
3,255 5.000%, 10/15/31 10/28 at 100.00 A+ 3,570,702
2,415 5.000%, 10/15/32 10/28 at 100.00 A+ 2,640,078
1,030 5.000%, 10/15/33 10/28 at 100.00 A+ 1,120,877
2,450 5.000%, 10/15/36 10/28 at 100.00 A+ 2,626,474
7,000 4.000%, 10/15/38 10/28 at 100.00 A+ 6,738,200
1,000 University of Mississippi Educational Building Corporation, Revenue
Bonds, Facilities Refinancing Project, Refunding Series 2019A, 3.000%,
10/01/34
10/29 at 100.00 Aa2   945,600
22,860 Total Mississippi 23,036,260

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Missouri - 2.4%
$ 3,185 Bi-State Development Agency, Missouri, Bi-State MetroLink District, St
Clair County Metrolink Extension Project Bonds, Refunding Series
2006, 5.250%, 7/01/27 - AGM Insured
No Opt. Call AA   $ 3,517,928
Cape Girardeau County Industrial Development
Authority, Missouri, Health Facilities Revenue Bonds,
Southeasthealth, Series 2021:
645 4.000%, 3/01/41 3/31 at 100.00 BBB- 559,718
2,005 3.000%, 3/01/46 3/31 at 100.00 BBB- 1,335,851
530 4.000%, 3/01/46 3/31 at 100.00 BBB- 445,852
2,500 Jackson County Reorganized School District 4, Blue Springs, Missouri,
General Obligation Bonds, School Building Series 2018A, 6.000%,
3/01/38
3/29 at 100.00 AA+   2,937,600
5,000 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport Terminal
Modernization Project, Series 2019A, 5.000%, 3/01/44, (AMT)
3/29 at 100.00 A2   5,085,100
Kansas City Industrial Development Authority,
Missouri, Airport Special Obligation Bonds, Kansas City
International Airport Terminal Modernization Project,
Series 2019B:
18,000 5.000%, 3/01/46, (AMT) 3/29 at 100.00 A2 18,246,420
2,475 5.000%, 3/01/55 - AGM Insured, (AMT) 3/29 at 100.00 AA 2,500,394
15,000 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Series 1998B,
2.900%, 9/01/33
7/27 at 102.00 A   14,013,000
5,490 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, BJC Health System, Series 2015A, 4.000%, 1/01/45
1/25 at 100.00 AA   5,168,231
3,630 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2014F, 4.000%, 11/15/45
11/24 at 100.00 A+   3,348,239
1,500 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2020, 4.000%, 6/01/50
6/30 at 100.00 A+   1,321,380
2,000 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Children's Mercy Hospital, Series 2016, 4.000%, 5/15/39
5/26 at 100.00 AA-   1,965,440
5,297 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series
2016D, 3.400%, 11/01/46
11/25 at 100.00 AA+   5,245,975
2,068 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series
2017C, 3.300%, 12/01/47
2/27 at 100.00 AA+   2,035,143
2,250 Missouri Joint Municipal Electric Utility Commission, Power Project
Revenue Bonds, Plum Point Project, Refunding Series 2014A, 5.000%,
1/01/28
1/25 at 100.00 A   2,322,562
15,100 Missouri Joint Municipal Electric Utility Commission, Power Project
Revenue Bonds, Plum Point Project, Refunding Series 2015A, 4.000%,
1/01/35
1/26 at 100.00 A   15,324,688
Saint Louis Municipal Finance Corporation, Missouri,
Leasehold Revenue Bonds, Convention Center,
Expansion & Improvement Projects Series 2020:
2,500 5.000%, 10/01/40 - AGM Insured 10/30 at 100.00 AA 2,623,150
1,190 5.000%, 10/01/45 - AGM Insured 10/30 at 100.00 AA 1,228,496
5,770 5.000%, 10/01/49 - AGM Insured 10/30 at 100.00 AA 5,908,365

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Missouri (continued)
Saint Louis Municipal Finance Corporation, Missouri,
Leasehold Revenue Bonds, Convention Center, Series
2010A:
$ 5,000 0.000%, 7/15/31 - AGC Insured No Opt. Call AA $ 3,660,000
7,000 0.000%, 7/15/32 - AGC Insured No Opt. Call AA 4,899,090
6,250 0.000%, 7/15/33 - AGC Insured No Opt. Call AA 4,171,625
7,000 0.000%, 7/15/34 - AGC Insured No Opt. Call AA 4,451,790
6,000 0.000%, 7/15/35 - AGC Insured No Opt. Call AA 3,613,680
2,000 0.000%, 7/15/36 - AGC Insured No Opt. Call AA 1,136,880
1,288 Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Fashion
Square Redevelopment Project, Series 2008A, 6.300%, 8/22/26
3/23 at 100.00 N/R   399,280
1,324 Saint Louis, Missouri, Tax Increment Financing Revenue Notes,
Marquette Building Redevelopment Project, Series 2008-A, 6.500%,
1/23/28
1/23 at 100.00 N/R   675,240
131,997 Total Missouri 118,141,117
Montana - 0.3%
1,910 Montana Facility Finance Authority, Healthcare Facility Revenue Bonds,
Kalispell Regional Medical Center, Series 2018B, 5.000%, 7/01/43
7/28 at 100.00 BBB   1,914,718
2,505 Montana Facility Finance Authority, Montana, Health Facilities Reveue
Bonds, Bozeman Deaconess Health Services Obligated Group, Series
2018, 5.000%, 6/01/48
6/28 at 100.00 A   2,522,285
9,130 Montana Facility Finance Authority, Revenue Bonds, Billings Clinic
Obligated Group, Series 2018A, 5.000%, 8/15/48
8/28 at 100.00 AA-   9,325,473
13,545 Total Montana 13,762,476
Nebraska - 0.7%
3,075 Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds,
Refunding Crossover Series 2017A, 5.000%, 9/01/30
No Opt. Call A   3,280,656
1,740 Douglas County Hospital Authority 2, Nebraska, Health Facilities
Revenue Bonds, Nebraska Methodist Health System, Refunding Series
2015, 5.000%, 11/01/45
11/25 at 100.00 A   1,755,399
1,590 Douglas County, Nebraska, Educational Facilities Revenue Bonds,
Creighton University Projects, Series 2021A, 3.000%, 7/01/51
1/32 at 100.00 A2   1,087,798
Omaha Public Power District, Nebraska, Separate Electric
System Revenue Bonds, Nebraska City 2, Refunding
Series 2016A:
18,465 5.000%, 2/01/46, (UB) (6) 2/26 at 100.00 A+ 19,177,380
10,000 5.000%, 2/01/49, (UB) (6) 2/26 at 100.00 A+ 10,368,200
34,870 Total Nebraska 35,669,433
Nevada - 1.1%
Carson City, Nevada, Hospital Revenue Bonds, Carson
Tahoe Regional Healthcare Project, Series 2017A:
265 5.000%, 9/01/29 9/27 at 100.00 A- 280,288
750 5.000%, 9/01/30 9/27 at 100.00 A- 791,415
730 5.000%, 9/01/32 9/27 at 100.00 A- 768,172
1,965 5.000%, 9/01/42 9/27 at 100.00 A- 1,997,422
1,150 5.000%, 9/01/47 9/27 at 100.00 A- 1,166,894
13,600 Clark County, Nevada, General Obligation Bonds, Stadium
Improvement, Limited Tax Additionally Secured by Pledged Revenues,
Series 2018A, 5.000%, 5/01/48
6/28 at 100.00 AA+   14,300,672
4,765 Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra Holdings
LLC, Green Series 2019, 5.750%, 2/15/38, (AMT), 144A
8/29 at 100.00 N/R   3,739,143

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Nevada (continued)
$ 2,515 Henderson Public Improvement Trust, Nevada, Revenue Bonds, Touro
College and Unversity System, Series 2014A, 5.500%, 1/01/34, (Pre-
refunded 7/01/24)
7/24 at 100.00 BBB-  (4) $ 2,608,432
Henderson, Nevada, Limited Obligation Bonds, Local
Improvement District T-18 Inspirada, Refunding Series
2016:
1,125 4.000%, 9/01/25 No Opt. Call N/R 1,113,896
1,800 4.000%, 9/01/35 9/26 at 100.00 N/R 1,617,930
2,500 Las Vegas Convention and Visitors Authority, Nevada, Convention
Center Expansion Revenue Bonds, Series 2018B, 4.000%, 7/01/49
7/28 at 100.00 Aa3   2,231,550
20,000 Las Vegas Valley Water District, Nevada, General Obligation Bonds,
Refunding Water Improvement Series 2016A, 5.000%, 6/01/46, (UB)
(6)
6/26 at 100.00 Aa1   20,764,400
Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 607 Providence, Refunding Series
2013:
205 5.000%, 6/01/23 No Opt. Call N/R 205,882
200 4.250%, 6/01/24 6/23 at 103.00 N/R 200,676
1,595 Las Vegas, Nevada, Local Improvement Bonds, Special Improvement
District 812 Summerlin Village 24, Series 2015, 5.000%, 12/01/31
12/25 at 100.00 N/R   1,605,399
1,765 Las Vegas, Nevada, Local Improvement Bonds, Special Improvement
District 816 Summerlin Village 22, Series 2021, 3.000%, 6/01/41
6/31 at 100.00 N/R   1,269,670
Sparks, Nevada, Sales Tax Revenue Bonds, Tourism
Improvement District 1 Legends at Sparks Marina,
Refunding Senior Series 2019A:
145 2.500%, 6/15/24, 144A No Opt. Call Ba2 140,682
790 2.750%, 6/15/28, 144A No Opt. Call Ba2 706,134
55,865 Total Nevada 55,508,657
New Hampshire - 0.4%
8,454 National Finance Authority, New Hampshire, Municipal Certificates
Series 2020-1 Class A, 4.125%, 1/20/34
No Opt. Call BBB   8,201,955
8,170 National Finance Authority, New Hampshire, Resource Recovery
Revenue Bonds, Covanta Project, Refunding Series 2018C, 4.875%,
11/01/42, (AMT), 144A
7/23 at 100.00 B   7,383,883
4,420 National Finance Authority, New Hampshire, Resource Recovery
Revenue Bonds, Covanta Project, Refunding Series 2020B, 3.750%,
7/01/45, (AMT), (Mandatory Put 7/02/40), 144A
7/25 at 100.00 B   3,528,088
New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Dartmouth-Hitchcock Obligated Group,
Series 2018A:
1,000 5.000%, 8/01/34 2/28 at 100.00 A 1,070,650
725 5.000%, 8/01/36 2/28 at 100.00 A 769,196
22,769 Total New Hampshire 20,953,772
New Jersey - 2.9%
4,510 Camden County Improvement Authority, New Jersey, Health Care
Redevelopment Revenue Bonds, Cooper Health System Obligated
Group Issue, Series 2013A, 5.750%, 2/15/42
2/23 at 100.00 A-   4,518,253
3,215 New Jersey Economic Development Authority, Revenue Bonds, Motor
Vehicle Surcharge, Refunding Subordinate Series 2017A, 4.000%,
7/01/34
7/27 at 100.00 Baa3   3,101,221
9,090 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2016AAA, 5.500%, 6/15/29
12/26 at 100.00 Baa1   9,799,929

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey (continued)
$ 5,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2019LLL, 5.000%, 6/15/49
12/29 at 100.00 A3   $ 5,059,300
New Jersey Economic Development Authority, School
Facilities Construction Bonds, Series 2019MMM:
1,155 5.000%, 6/15/34 12/29 at 100.00 Baa1 1,238,587
2,580 4.000%, 6/15/35 12/29 at 100.00 Baa1 2,550,407
1,665 4.000%, 6/15/36 12/29 at 100.00 Baa1 1,622,260
New Jersey Economic Development Authority, Special
Facilities Revenue Bonds, Continental Airlines Inc., Series
1999:
275 5.125%, 9/15/23, (AMT) 1/23 at 101.00 Ba3 275,696
1,650 5.250%, 9/15/29, (AMT) 1/23 at 101.00 Ba3 1,642,014
2,255 New Jersey Economic Development Authority, Special Facilities
Revenue Bonds, Continental Airlines Inc., Series 2000A & 2000B,
5.625%, 11/15/30, (AMT)
3/24 at 101.00 Ba3   2,266,500
New Jersey Health Care Facilities Authority, Revenue
Bonds, Atlanticare Health System Obligated Group Issue,
Series 2021:
1,250 3.000%, 7/01/38 7/31 at 100.00 AA- 1,043,063
4,110 3.000%, 7/01/41 7/31 at 100.00 AA- 3,299,261
1,000 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Princeton HealthCare System, Series 2016A, 5.000%, 7/01/31
7/26 at 100.00 AA   1,068,600
10,930 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Saint Joseph's Healthcare System Obligated Group Issue, Refunding
Series 2016, 4.000%, 7/01/48
7/26 at 100.00 BBB-   9,158,138
1,460 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
University Hospital Issue, Refunding Series 2015A, 5.000%, 7/01/46 -
AGM Insured
7/25 at 100.00 AA   1,470,527
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, Valley Health System Obligated Group,
Series 2019:
1,750 4.000%, 7/01/36 7/29 at 100.00 A+ 1,751,435
2,000 4.000%, 7/01/38 7/29 at 100.00 A+ 1,954,980
19,775 New Jersey Transportation Trust Fund Authority, Transportation Program
Bonds, Series 2022CC, 5.000%, 6/15/48
12/32 at 100.00 A3   20,111,966
19,550 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2014AA, 5.000%, 6/15/38
6/24 at 100.00 A3   19,685,091
4,500 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2015AA, 5.250%, 6/15/41
6/25 at 100.00 Baa1   4,564,575
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Series 2019BB:
5,500 5.000%, 6/15/44 12/28 at 100.00 Baa1 5,596,745
4,000 5.000%, 6/15/50 12/28 at 100.00 A3 4,038,600
3,175 New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.250%,
1/01/26 - AGM Insured
No Opt. Call AA   3,407,093
South Jersey Transportation Authority, New Jersey,
Transportation System Revenue Bonds, Series 2020A:
1,160 5.000%, 11/01/41 - BAM Insured 11/30 at 100.00 AA 1,203,117
600 5.000%, 11/01/45 11/30 at 100.00 BBB+ 605,394
6,250 4.000%, 11/01/50 - BAM Insured 11/30 at 100.00 AA 5,425,000
South Jersey Transportation Authority, New Jersey,
Transportation System Revenue Bonds, Subordinate
Series 2020A:
1,250 5.000%, 11/01/45 - BAM Insured 11/30 at 100.00 AA 1,287,487
1,100 4.000%, 11/01/50 - BAM Insured 11/30 at 100.00 AA 954,800

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey (continued)
$ 26,165 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46
6/28 at 100.00 BBB-   $ 25,016,618
146,920 Total New Jersey 143,716,657
New Mexico - 0.1%
3,915 Los Ranchos de Albuquerque, New Mexico, Educational Facilities
Revenue Bonds, Albuquerque Acadamy Project, Refunding Series
2020, 4.000%, 9/01/40
9/30 at 100.00 A-   3,758,322
990 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2021C, 2.350%, 7/01/51
7/30 at 100.00 Aaa   671,190
4,905 Total New Mexico 4,429,512
New York - 12.4%
Buffalo and Erie County Industrial Land Development
Corporation, New York, Revenue Bonds, Charter School
for Applied Technologies, Series 2017A:
500 4.500%, 6/01/27 6/24 at 103.00 BBB 504,360
250 5.000%, 6/01/35 6/24 at 103.00 BBB 255,097
1,440 Buffalo and Fort Erie Public Bridge Authority, New York, Toll Bridge
System Revenue Bonds, Series 2017, 5.000%, 1/01/47
1/27 at 100.00 A+   1,487,045
2,500 Build New York City Resource Corporation, New York, Revenue Bonds,
Manhattan College, Series 2017, 5.000%, 8/01/47
8/27 at 100.00 A-   2,551,675
2,260 Build NYC Resource Corporation, New York, Revenue Bonds, Albert
Einstein College of Medicine, Inc, Series 2015, 5.500%, 9/01/45, 144A
9/25 at 100.00 N/R   2,251,774
Build NYC Resource Corporation, New York, Revenue
Bonds, Family Life Academy Charter School, Series
2020A-1:
1,790 5.250%, 6/01/40, 144A 12/30 at 100.00 N/R 1,426,988
4,800 5.500%, 6/01/55, 144A 12/30 at 100.00 N/R 3,600,624
Build NYC Resource Corporation, New York, Revenue
Bonds, Family Life Academy Charter School, Series
2020C-1:
1,300 5.000%, 6/01/40, 144A 12/30 at 100.00 N/R 1,088,893
3,035 5.000%, 6/01/55, 144A 12/30 at 100.00 N/R 2,313,854
3,500 Dormitory Authority of the State of New York, Revenue Bonds, Catholic
Health System Obligated Group Series 2019A, 4.000%, 7/01/45
7/29 at 100.00 BBB   2,253,125
8,145 Dormitory Authority of the State of New York, Revenue Bonds, Icahn
School of Medicine at Mount Sinai, Refunding Series 2015A, 5.000%,
7/01/45
7/25 at 100.00 A-   8,238,097
Dormitory Authority of the State of New York, Revenue
Bonds, Orange Regional Medical Center Obligated
Group, Series 2017:
100 5.000%, 12/01/34, 144A 6/27 at 100.00 BBB- 99,923
300 5.000%, 12/01/36, 144A 6/27 at 100.00 BBB- 296,241
4,450 Dormitory Authority of the State of New York, Revenue Bonds, State
University of New York Dormitory Facilities, Series 2018A, 5.000%,
7/01/43
7/28 at 100.00 Aa3   4,712,862
Dormitory Authority of the State of New York, Revenue
Bonds, Teachers College, Series 2017:
500 5.000%, 7/01/29 7/27 at 100.00 A+ 543,920
175 5.000%, 7/01/32 7/27 at 100.00 A+ 189,849
7,395 Dormitory Authority of the State of New York, State Sales Tax Revenue
Bonds, Series 2017A Group C, 5.000%, 3/15/41
3/27 at 100.00 AA+   7,779,318

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 6,605 Dormitory Authority of the State of New York, State Sales Tax Revenue
Bonds, Series 2018A, 5.000%, 3/15/38
3/28 at 100.00 AA+   $ 7,059,094
4,000 Dormitory Authority of the State of New York, State Sales Tax Revenue
Bonds, Series 2018C, 5.000%, 3/15/36
3/28 at 100.00 AA+   4,323,360
Hempstead Town Local Development Corporation, New
York, Education Revenue Bonds, The Academy Charter
School Project, Refunding Series 2020B:
950 4.760%, 2/01/27 No Opt. Call N/R 921,576
1,255 5.570%, 2/01/41 2/30 at 100.00 N/R 1,211,979
1,365 Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Series 2017A,
6.240%, 2/01/47
2/27 at 100.00 N/R   1,395,358
1,000 Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Series 2020A,
5.530%, 2/01/40
2/30 at 100.00 N/R   965,680
Hempstead Town Local Development Corporation, New
York, Education Revenue Bonds, The Academy Charter
School Project, Series 2021A:
475 4.050%, 2/01/31 2/30 at 100.00 A2 414,162
885 4.450%, 2/01/41 2/30 at 100.00 A2 696,053
1,560 4.600%, 2/01/51 2/30 at 100.00 A2 1,154,072
6,500 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2017, 5.000%, 9/01/42
9/27 at 100.00 A   6,860,815
19,995 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2022C, 4.110%, 9/01/28, (Mandatory Put
9/01/25) (SIFMA reference rate + 0.450% spread) (9)
3/25 at 100.00 A   19,594,700
Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond
Certified Series 2020C-1:
9,015 5.000%, 11/15/50, (UB) (6) 5/30 at 100.00 A3 8,686,403
11,000 5.250%, 11/15/55, (UB) (6) 5/30 at 100.00 A3 11,012,540
4,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Series 2014B, 5.250%, 11/15/32
5/24 at 100.00 A3   4,064,360
17,750 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Series 2015A-2, 5.000%, 11/15/45, (Mandatory Put
5/15/30), (UB) (6)
No Opt. Call A3   18,825,828
15,290 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Series 2015C-1, 5.000%, 11/15/35, (UB) (6)
11/25 at 100.00 A3   15,502,225
Monroe County Industrial Development Corporation,
New York, Revenue Bonds,  University of Rochester
Project, Series 2017A:
1,400 5.000%, 7/01/34 7/27 at 100.00 AA- 1,524,250
1,000 5.000%, 7/01/36 7/27 at 100.00 AA- 1,079,720
1,000 5.000%, 7/01/37 7/27 at 100.00 AA- 1,075,550
7,100 Monroe County Industrial Development Corporation, New York,
Revenue Bonds, Rochester General Hospital Project, Series 2017,
5.000%, 12/01/46
12/26 at 100.00 BBB+   7,041,141
1,880 Monroe County Industrial Development Corporation, New York,
Revenue Bonds, Rochester Regional Health Project, Series 2020A,
4.000%, 12/01/46
12/30 at 100.00 BBB+   1,635,111
Monroe County Industrial Development Corporation,
New York, Revenue Bonds, Saint Anns Community
Project, Series 2019:
985 4.000%, 1/01/30 1/26 at 103.00 N/R 880,068
1,215 5.000%, 1/01/40 1/26 at 103.00 N/R 1,047,111

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
Nassau County Local Economic Assistance Corporation,
New York, Revenue Bonds, Catholic Health Services of
Long Island Obligated Group Project, Series 2014:
$ 235 5.000%, 7/01/23 No Opt. Call A- $ 236,629
300 5.000%, 7/01/24 No Opt. Call A- 306,852
210 5.000%, 7/01/26 7/24 at 100.00 A- 215,235
New York City Industrial Development Agency, New
York, Civic Facility Revenue Bonds, Bronx Parking
Development Company, LLC Project, Series 2007:
3,000 0.000%, 10/01/37 (7) 1/23 at 100.00 N/R 2,400,000
1,000 2.350%, 10/01/46 (7) 1/23 at 100.00 N/R 800,000
2,635 New York City Industrial Development Agency, New York, PILOT
Payment in Lieu of Taxes Revenue Bonds, Yankee Stadium Project,
Series 2020A, 3.000%, 3/01/49 - AGM Insured
9/30 at 100.00 AA   1,920,124
1,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2017
Series DD, 5.000%, 6/15/47
12/26 at 100.00 AA+   1,039,270
13,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2020
Series GG-1, 5.000%, 6/15/48
6/30 at 100.00 AA+   13,759,070
21,375 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2023
Series AA-1, 5.250%, 6/15/52
12/32 at 100.00 N/R   23,431,275
10,085 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal Series 2016S-1, 5.000%, 7/15/43
1/26 at 100.00 AA   10,466,112
New York City Transitional Finance Authority, New York,
Future Tax Secured Bonds, Subordinate Fiscal 2019
Series A-1:
12,000 5.000%, 8/01/40 8/28 at 100.00 AAA 12,769,320
7,220 5.000%, 8/01/42 8/28 at 100.00 AAA 7,647,352
New York City Transitional Finance Authority, New York,
Future Tax Secured Bonds, Subordinate Fiscal 2023
Series A-1:
7,755 5.250%, 8/01/42 8/32 at 100.00 AAA 8,597,115
5,000 5.000%, 8/01/43 8/32 at 100.00 AAA 5,428,300
2,350 5.000%, 8/01/44 8/32 at 100.00 AAA 2,543,617
1,000 New York City Trust for Cultural Resources, New York, Revenue Bonds,
Lincoln Center for the Performing Arts, Series 2020A, 4.000%,
12/01/34
12/30 at 100.00 A   1,016,920
2,235 New York City, New York, General Obligation Bonds, Fiscal 2018 Series
F-1, 5.000%, 4/01/43
4/28 at 100.00 AA   2,352,784
7,540 New York City, New York, General Obligation Bonds, Fiscal 2021 Series
C, 5.000%, 8/01/43
8/30 at 100.00 AA   7,988,856
3,350 New York City, New York, General Obligation Bonds, Fiscal 2021 Series
F-1, 3.000%, 3/01/35 - BAM Insured
3/31 at 100.00 AA   3,128,163
6,700 New York City, New York, General Obligation Bonds, Fiscal 2022 Series
D-1, 5.250%, 5/01/42
5/32 at 100.00 N/R   7,433,717
25,730 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%,
11/15/44, 144A
11/24 at 100.00 N/R   23,432,568
1,000 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 2 Series 2014, 5.150%,
11/15/34, 144A
11/24 at 100.00 N/R   968,870

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 3,100 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 4 World Trade Center Project, Refunding Green Series 2021A,
3.000%, 11/15/51, (UB) (6)
11/31 at 100.00 A+   $ 2,193,591
New York Liberty Development Corporation, New York,
Liberty Revenue Bonds, 7 World Trade Center Project,
Refunding Green Series 2022A-CL2:
3,080 3.250%, 9/15/52 3/30 at 100.00 Aa3 2,315,636
1,010 3.500%, 9/15/52 3/30 at 100.00 A2 779,528
New York Liberty Development Corporation, New York,
Liberty Revenue Bonds, Secured by Port Authority
Consolidated Bonds, Refunding Series 1WTC-2021:
10,000 3.000%, 2/15/42 - AGM Insured 2/30 at 100.00 AA 7,855,700
28,355 2.750%, 2/15/44 - BAM Insured 2/30 at 100.00 AA 20,651,230
New York State Environmental Facilities Corporation,
State Clean Water and Drinking Water Revolving
Funds Revenue Bonds, New York City Municipal Water
Finance Authority Projects-Second Resolution Bonds,
Subordinated SRF Series 2017A:
24,465 5.000%, 6/15/42 6/27 at 100.00 AAA 25,931,677
15,000 5.000%, 6/15/46 6/27 at 100.00 AAA 15,811,500
7,820 New York State Environmental Facilities Corporation, State Clean Water
and Drinking Water Revolving Funds Revenue Bonds, New York City
Municipal Water Finance Authority Projects-Second Resolution Bonds,
Subordinated SRF Series 2018B, 5.000%, 6/15/48
6/28 at 100.00 AAA   8,316,257
New York State Thruway Authority, State Personal Income
Tax Revenue Bonds, Bidding Group 1 Series 2022A:
12,385 5.000%, 3/15/41 9/32 at 100.00 AA+ 13,432,152
29,205 5.000%, 3/15/42 9/32 at 100.00 AA+ 31,602,730
27,780 5.000%, 3/15/48 9/32 at 100.00 AA+ 29,619,592
9,500 New York State Thruway Authority, State Personal Income Tax Revenue
Bonds, Bidding Group 5 Transportation Series 2021A-1, 3.000%,
3/15/50, (UB) (6)
3/31 at 100.00 AA+   7,216,960
10,000 New York State Thruway Authority, State Personal Income Tax Revenue
Bonds, Climate Certified Green Series 2022C, 5.000%, 3/15/53
9/32 at 100.00 AA+   10,595,000
3,485 New York State Urban Development Corporation, State Personal Income
Tax Revenue Bonds, General Purpose, Series 2020C, 5.000%, 3/15/47
9/30 at 100.00 Aa1   3,691,417
8,895 New York State Urban Development Corporation, State Personal Income
Tax Revenue Bonds, General Purpose, Series 2022A, 5.000%, 3/15/45
9/32 at 100.00 Aa1   9,508,132
6,855 New York State Urban Development Corporation, State Sales Tax
Revenue Bonds, Series 2021A, 3.000%, 3/15/50, (UB) (6)
9/31 at 100.00 AA+   5,267,245
1,375 New York Transportation Development Corporation, New York, Facility
Revenue Bonds, Thruway Service Areas Project, Series 2021, 4.000%,
10/31/46, (AMT)
10/31 at 100.00 BBB-   1,161,009
New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal
B Redevelopment Project, Series 2016A:
8,120 4.000%, 7/01/36 - AGM Insured, (AMT) 7/24 at 100.00 N/R 7,529,514
6,050 5.000%, 7/01/46, (AMT) 7/24 at 100.00 Baa2 5,800,014
8,045 5.250%, 1/01/50, (AMT) 7/24 at 100.00 Baa2 7,828,911
New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, American Airlines,
Inc. John F Kennedy International Airport Project, Series
2020:
3,515 5.250%, 8/01/31, (AMT) 8/30 at 100.00 B 3,532,540
6,425 5.375%, 8/01/36, (AMT) 8/30 at 100.00 B 6,354,582

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, Terminal 4 John F
Kennedy International Airport Project, Series 2020A:
$ 380 4.000%, 12/01/39, (AMT) 12/30 at 100.00 Baa1 $ 348,106
360 4.000%, 12/01/40, (AMT) 12/30 at 100.00 Baa1 325,822
1,100 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, Terminal 4 John F Kennedy International
Airport Project, Series 2020C, 4.000%, 12/01/41
12/30 at 100.00 Baa1   1,009,151
New York Transportation Development Corporation,
Special Facility Revenue Bonds, Delta Air Lines, Inc.
- LaGuardia Airport Terminals C&D Redevelopment
Project, Series 2018:
200 5.000%, 1/01/24, (AMT) No Opt. Call Baa3 201,332
10,000 5.000%, 1/01/32, (AMT) 1/28 at 100.00 Baa3 10,153,900
New York Transportation Development Corporation,
Special Facility Revenue Bonds, Delta Air Lines, Inc.
- LaGuardia Airport Terminals C&D Redevelopment
Project, Series 2020:
5,710 4.000%, 10/01/30, (AMT) No Opt. Call Baa3 5,524,768
12,190 5.000%, 10/01/35, (AMT) 10/30 at 100.00 Baa3 12,157,574
8,110 5.000%, 10/01/40, (AMT) 10/30 at 100.00 Baa3 7,831,503
Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Twenty-One Series 2020:
1,500 4.000%, 7/15/40, (AMT) 7/30 at 100.00 Aa3 1,408,725
875 4.000%, 7/15/55, (AMT) 7/30 at 100.00 AA- 760,121
1,530 Port Authority of New York and New Jersey, Consolidated Revenue
Bonds, Two Hundred Twenty-Third Series 2021, 4.000%, 7/15/46,
(AMT)
7/31 at 100.00 Aa3   1,378,729
2,250 Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Subordinate Series 2021B-1, 4.000%,
6/01/50
6/31 at 100.00 BBB-   2,169,967
1,360 Triborough Bridge and Tunnel Authority, New York, General Purpose
Revenue Bonds, Refunding Subordinate Lien Series 2017A2, 5.000%,
11/15/42
5/27 at 100.00 AA-   1,422,152
6,680 Triborough Bridge and Tunnel Authority, New York, General Revenue
Bonds, MTA Bridges & Tunnels, Series 2020A, 5.000%, 11/15/49
11/30 at 100.00 AA-   7,058,823
4,000 Triborough Bridge and Tunnel Authority, New York, General Revenue
Bonds, MTA Bridges & Tunnels, Series 2021A, 5.000%, 11/15/51
5/31 at 100.00 AA-   4,230,040
13,000 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Senior Lien Bonds, Series 2022C, 5.250%, 5/15/52
5/32 at 100.00 AA+   14,179,360
9,905 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006,
5.000%, 6/01/48
6/27 at 100.00 N/R   8,750,176
8,000 TSASC Inc., New York, Tobacco Settlement Asset-Backed Bonds, Fiscal
2017 Series A, 5.000%, 6/01/41
6/27 at 100.00 BBB+   8,074,560
5,200 Westchester County Local Development Corporation, New York,
Revenue Bonds, Westchester Medical Center Obligated Group
Project, Refunding Series 2016, 5.000%, 11/01/46
11/25 at 100.00 Baa2   5,178,264
620,200 Total New York 613,604,940
North Carolina - 0.3%
7,000 North Carolina Medial Care Commission, Health Care Facilities Revenue
Bonds, Rex Healthcare, Series 2020A, 3.000%, 7/01/45
1/30 at 100.00 AA-   5,262,670

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
North Carolina (continued)
North Carolina Medical Care Commission,  Retirement
Facilities First Mortgage Revenue Bonds, Southminster
Project, Refunding Series 2016:
$ 335 5.000%, 10/01/31 10/24 at 102.00 N/R $ 325,731
890 5.000%, 10/01/37 10/24 at 102.00 N/R 835,950
1,100 North Carolina Medical Care Commission, Retirement Facilities First
Mortgage Revenue Bonds, The Forest at Duke, Inc., Series 2021,
4.000%, 9/01/51
9/28 at 103.00 BBB-   860,651
North Carolina Turnpike Authority, Monroe Expressway
Toll  Revenue Bonds, Series 2017A:
1,930 5.000%, 7/01/47 7/26 at 100.00 BBB 1,934,014
1,005 5.000%, 7/01/51 7/26 at 100.00 BBB 1,005,070
4,310 5.000%, 7/01/54 7/26 at 100.00 BBB 4,280,046
16,570 Total North Carolina 14,504,132
North Dakota - 0.5%
Grand Forks, North Dakota, Health Care System Revenue
Bonds, Altru Health System Obligated Group, Series
2021:
8,645 4.000%, 12/01/46 12/31 at 100.00 Baa2 7,326,032
11,700 3.000%, 12/01/51 - AGM Insured 12/31 at 100.00 AA 8,292,726
12,350 4.000%, 12/01/51 12/31 at 100.00 Baa2 10,147,007
32,695 Total North Dakota 25,765,765
Ohio - 1.4%
15,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Capital Appreciation Series 2020B-3 Class 2, 0.000%, 6/01/57
6/30 at 22.36 N/R   1,722,450
24,780 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 N/R   21,540,758
3,770 Butler County, Ohio,  Hospital Facilities Revenue Bonds, UC Health,
Series 2016, 5.000%, 11/15/45
11/26 at 100.00 A   3,739,651
Cleveland, Ohio, Income Tax Revenue Bonds, Public
Facilities Improvements, Refunding Subordinate Lien
Series 2021A-1:
2,000 3.000%, 10/01/43 10/30 at 100.00 AA 1,576,480
3,400 3.000%, 10/01/44 10/30 at 100.00 AA 2,646,424
250 Montgomery County, Ohio, Hospital Facilities Revenue Bonds, Kettering
Health Network Obligated Group Project, Refunding & Improvement
Series 2021, 4.000%, 8/01/41
2/31 at 100.00 A+   241,968
3,700 Ohio Air Quality Development Authority, Ohio, Air Quality Development
Revenue Bonds, FirstEnergy Generation Corporation Project, Series
2009A, 5.700%, 8/01/23
No Opt. Call N/R   4,625
10,000 Ohio Air Quality Development Authority, Ohio, Exempt Facilities
Revenue Bonds, AMG Vanadium Project, Series 2019, 5.000%,
7/01/49, (AMT), 144A
7/29 at 100.00 B-   8,911,500
6,205 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Generation Corporation Project,
Refunding Series 2009D, 3.375%, 8/01/29, (Mandatory Put 9/15/21)
No Opt. Call BBB-   5,457,484
2,500 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Generation Project, Refunding Series
2006A, 3.750%, 12/01/23 (7)
No Opt. Call N/R   3,125
1,000 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series 2007B,
2.500%, 11/01/42, (AMT), (Mandatory Put 10/01/29)
No Opt. Call BBB+   886,820

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
$ 1,075 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Pratt
Paper Ohio, LLC Project, Series 2017, 4.250%, 1/15/38, (AMT), 144A
1/28 at 100.00 N/R   $ 996,934
750 Ohio Higher Educational Facility Commission, Senior Hospital Parking
Revenue Bonds, University Circle Incorporated 2020 Project, Series
2020, 5.000%, 1/15/50
1/30 at 100.00 A3   739,050
Ohio State, Hospital Revenue Bonds, University Hospitals
Health System, Inc., Fixed Interest Rate Series 2020A:
1,945 3.000%, 1/15/45 1/30 at 100.00 A 1,446,321
7,235 5.000%, 1/15/50 1/30 at 100.00 A 7,371,814
3,495 Ohio State, Hospital Revenue Bonds, University Hospitals Health System,
Inc., Refunding Series 2016A, 5.000%, 1/15/46
1/26 at 100.00 A   3,530,125
1,500 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2005B, 4.000%, 1/01/34 (7)
No Opt. Call N/R   1,875
700 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2008B, 3.625%, 10/01/33
No Opt. Call N/R   875
7,625 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2008C, 3.950%, 11/01/32 (7)
No Opt. Call N/R   9,531
8,585 Ohio Water Development Authority, Pollution Control Revenue
Refunding Bonds, FirstEnergy Nuclear Generating Corporation
Project, Series 2009A, 4.750%, 6/01/33, (Mandatory Put 6/01/22)
No Opt. Call BBB-   8,099,604
105,515 Total Ohio 68,927,414
Oklahoma - 0.5%
1,470 Oklahoma City Airport Trust, Oklahoma, Revenue Bonds, Junior Lien
Thirty-Third Series 2018, 5.000%, 7/01/47, (AMT)
7/28 at 100.00 A1   1,490,109
14,195 Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Series 2018B, 5.500%, 8/15/57
8/28 at 100.00 BB-   12,829,867
811 Oklahoma Development Finance Authority, Revenue Bonds, Provident
Oklahoma Education Resources Inc.- Cross Village Student Housing
Project, Series 2017, 0.000%, 8/01/52 (7)
8/27 at 100.00 N/R   811
9,090 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American
Airlines Inc., Refunding Series 2015, 5.000%, 6/01/35, (AMT),
(Mandatory Put 6/01/25)
6/25 at 100.00 B-   9,117,543
25,566 Total Oklahoma 23,438,330
Oregon - 0.3%
8,500 Deschutes County Hospital Facility Authority, Oregon, Hospital Revenue
Bonds, Saint Charles Health System, Inc., Series 2016A, 5.000%,
1/01/48
1/26 at 100.00 A   8,600,470
Multnomah County Hospital Facilities Authority, Oregon,
Revenue Bonds, Mirabella South Waterfront, Refunding
Series 2014A:
1,855 5.400%, 10/01/44 10/24 at 100.00 N/R 1,792,672
1,600 5.500%, 10/01/49 10/24 at 100.00 N/R 1,547,664
1,000 Oregon Facilities Authority, Revenue Bonds, Samaritan Health Services
Project, Refunding Series 2020A, 5.000%, 10/01/40
10/30 at 100.00 BBB+   1,018,840
175 Oregon Housing and Community Services Department, Multifamily
Housing Revenue Bonds, Refunding Series 2010A, 5.150%, 7/01/42,
(AMT)
1/23 at 100.00 Aaa   177,088
13,130 Total Oregon 13,136,734

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania - 5.1%
$ 315 Allegheny Country Industrial Development Authority, Pennsylvania,
Environmental Improvement Revenue Bonds, United States Steel
Corporation Project, Series 2012, 5.750%, 8/01/42, (AMT)
1/23 at 100.00 BB   $ 314,984
6,915 Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, University of Pittsburgh Medical Center, Series
2019A, 4.000%, 7/15/37
7/29 at 100.00 A   6,742,540
1,070 Allegheny County Industrial Development Authority, Pennsylvania,
Environmental Improvement Revenue Bonds, United States Steel
Corp., Refunding Series 2019, 4.875%, 11/01/24
No Opt. Call BB   1,073,167
Allentown Neighborhood Improvement Zone
Development Authority, Pennsylvania, Tax Revenue
Bonds, City Center Project, Series 2018:
125 5.000%, 5/01/23, 144A No Opt. Call Ba3 125,383
300 5.000%, 5/01/42, 144A 5/28 at 100.00 Ba3 283,917
1,580 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Project, Subordinate
Lien, Series 2018, 5.375%, 5/01/42, 144A
5/28 at 100.00 N/R   1,521,572
2,000 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Refunding Project,
Series 2017, 5.000%, 5/01/42, 144A
5/27 at 100.00 Ba3   1,892,780
Beaver County Industrial Development Authority,
Pennsylvania, Pollution Control Revenue Bonds,
FirstEnergy Generation Project, Refunding Series 2006A:
10,665 4.375%, 1/01/35, (Mandatory Put 7/01/33) No Opt. Call BBB- 10,657,534
455 3.500%, 4/01/41 (7) No Opt. Call N/R 569
3,750 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project,
Refunding Series 2005A, 4.000%, 1/01/35 (7)
No Opt. Call N/R   4,688
2,000 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project,
Series 2006B, 3.500%, 12/01/35 (7)
No Opt. Call N/R   2,500
2,270 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Refunding Bonds, FirstEnergy Generation Project,
Series 2008B, 3.750%, 10/01/47
4/31 at 100.00 BBB-   1,693,216
8,775 Bucks County Industrial Development Authority, Pennsylvania, Hospital
Revenue Bonds, Saint Luke's University Health Network Project, Series
2021, 3.000%, 8/15/53 - AGM Insured
8/30 at 100.00 A1   6,099,678
Central Bradford Progress Authority, Pennsylvania,
Revenue Bonds, Guthrie Health, Series 2021B:
4,860 3.000%, 12/01/44 12/31 at 100.00 A+ 3,662,690
6,300 4.000%, 12/01/51 12/31 at 100.00 A+ 5,461,407
Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Diakon Lutheran Social Ministries
Project, Series 2015:
770 5.000%, 1/01/38 1/25 at 100.00 BBB+ 774,774
150 5.000%, 1/01/38, (Pre-refunded 1/01/25) 1/25 at 100.00 N/R (4) 156,488
625 5.000%, 1/01/38, (Pre-refunded 1/01/25) 1/25 at 100.00 N/R (4) 652,031
1,000 Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Series 2019A, 5.000%,
7/01/44
7/29 at 100.00 A1   1,052,730
Montgomery County Higher Education and Health
Authority, Pennsylvania, Revenue Bonds, Thomas
Jefferson University, Series 2018A:
4,000 4.000%, 9/01/36, (UB) (6) 9/28 at 100.00 A 3,885,720
7,630 5.000%, 9/01/43 9/28 at 100.00 A 7,757,955

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
Montgomery County Higher Education and Health
Authority, Pennsylvania, Revenue Bonds, Thomas
Jefferson University, Series 2019:
$ 1,000 4.000%, 9/01/37, (UB) (6) 9/29 at 100.00 A $ 966,380
2,240 4.000%, 9/01/44 9/29 at 100.00 A 2,036,653
Montgomery County Industrial Development Authority,
Pennsylvania, Health System Revenue Bonds, Albert
Einstein Healthcare Network Issue, Series 2015A:
1,860 5.250%, 1/15/45, (Pre-refunded 1/15/25) 1/25 at 100.00 N/R (4) 1,945,449
1,310 5.250%, 1/15/46, (Pre-refunded 1/15/25) 1/25 at 100.00 N/R (4) 1,370,181
2,410 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-1, 10.000%, 12/01/40, 144A
6/30 at 100.00 N/R   2,155,841
2,410 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-2, 10.000%, 12/01/40, (AMT), 144A
6/30 at 100.00 N/R   2,155,841
1,650 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, National Gypsum Company, Refunding
Series 2014, 5.500%, 11/01/44, (AMT)
11/24 at 100.00 N/R   1,635,365
2,500 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Refunding Bonds, PPL Energy Supply, LLC Project,
Series 2009A, 6.400%, 12/01/38 (7)
9/25 at 100.00 N/R   1,250,000
Pennsylvania Economic Development Financing
Authority, Private Activity Revenue Bonds, Pennsylvania
Rapid Bridge Replacement Project, Series 2015:
10,395 5.000%, 12/31/38, (AMT) 6/26 at 100.00 BBB 10,408,410
3,750 5.000%, 6/30/42, (AMT) 6/26 at 100.00 BBB 3,752,212
3,865 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
LaSalle University, Series 2012, 5.000%, 5/01/37
1/23 at 100.00 BB+   3,455,581
Pennsylvania Higher Educational Facilities Authority,
Revenue Bonds, University of Pennsylvania Health
System, Series 2019:
1,000 4.000%, 8/15/34 8/29 at 100.00 AA 1,020,140
1,000 4.000%, 8/15/35 8/29 at 100.00 AA 1,010,580
1,500 4.000%, 8/15/36 8/29 at 100.00 AA 1,503,855
4,225 4.000%, 8/15/38 8/29 at 100.00 AA 4,153,006
2,495 4.000%, 8/15/39 8/29 at 100.00 AA 2,430,953
3,345 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2014C, 5.000%, 12/01/39
12/24 at 100.00 AA-   3,412,134
7,405 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2015A-1, 5.000%, 12/01/45
6/25 at 100.00 A+   7,544,214
Pennsylvania Turnpike Commission, Turnpike Revenue
Bonds, Series 2022B:
140 5.250%, 12/01/41 12/32 at 100.00 AA- 153,814
1,490 5.250%, 12/01/42 12/32 at 100.00 AA- 1,633,293
2,320 5.250%, 12/01/44 12/32 at 100.00 AA- 2,527,988
6,260 5.250%, 12/01/47 12/32 at 100.00 AA- 6,775,261
16,650 5.250%, 12/01/52 12/32 at 100.00 AA- 17,908,573
15,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2009C, 6.250%, 6/01/33 - AGM Insured
6/26 at 100.00 AA   16,727,850
Pennsylvania Turnpike Commission, Turnpike Revenue
Bonds, Subordinate Series 2017B-1:
25,430 5.000%, 6/01/42 6/27 at 100.00 A3 26,146,109
4,540 5.250%, 6/01/47 6/27 at 100.00 A3 4,688,458

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
Pennsylvania Turnpike Commission, Turnpike Revenue
Bonds, Subordinate Series 2021A:
$ 1,500 3.000%, 12/01/42 12/30 at 100.00 A $ 1,175,970
1,700 4.000%, 12/01/44 12/30 at 100.00 A 1,588,208
1,000 4.000%, 12/01/46 12/30 at 100.00 A 921,890
2,500 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2021B, 4.000%, 12/01/42
12/31 at 100.00 A   2,390,300
Philadelphia Authority for Industrial Development,
Pennsylvania, City Service  Agreement Revenue Bonds,
Series 2018:
2,500 5.000%, 5/01/36 5/28 at 100.00 A 2,671,450
2,250 5.000%, 5/01/37 5/28 at 100.00 A 2,392,155
2,230 Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, Mariana Bracetti Academy Project, Series 2020A,
5.375%, 6/15/50, 144A
12/27 at 100.00 N/R   1,904,331
1,265 Philadelphia Gas Works, Pennsylvania, Revenue Bonds, 1998 General
Ordinance, Refunding Sixteenth Series 2020B, 4.000%, 8/01/36 - AGM
Insured
8/30 at 100.00 AA   1,277,169
Philadelphia Gas Works, Pennsylvania, Revenue Bonds,
1998 General Ordinance, Sixteenth Series 2020A:
9,390 4.000%, 8/01/45 - AGM Insured 8/30 at 100.00 AA 8,984,352
3,365 5.000%, 8/01/50 - AGM Insured 8/30 at 100.00 AA 3,557,915
Philadelphia Hospitals and Higher Education Facilities
Authority, Pennsylvania, Hospital Revenue Bonds, Temple
University Health System Obligated Group, Series of
2017:
5,450 5.000%, 7/01/30 7/27 at 100.00 BBB 5,661,406
3,415 5.000%, 7/01/31 7/27 at 100.00 BBB- 3,547,126
1,930 5.000%, 7/01/32 7/27 at 100.00 BBB 1,999,943
5,400 5.000%, 7/01/34 7/27 at 100.00 BBB 5,553,036
Philadelphia School District, Pennsylvania, General
Obligation Bonds, Series 2021A:
6,665 4.000%, 9/01/39 - BAM Insured 9/31 at 100.00 AA 6,516,304
4,665 4.000%, 9/01/40 - BAM Insured 9/31 at 100.00 AA 4,519,639
6,665 4.000%, 9/01/41 - BAM Insured 9/31 at 100.00 AA 6,395,534
4,475 4.000%, 9/01/46 - BAM Insured 9/31 at 100.00 AA 4,130,693
4,000 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series
2017B, 5.000%, 7/01/34, (AMT)
7/27 at 100.00 A2   4,154,720
262,110 Total Pennsylvania 251,926,605
Puerto Rico - 2.3%
23,075 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A, 5.000%, 7/01/47, 144A
7/30 at 100.00 N/R   20,870,876
Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021B:
11,340 5.000%, 7/01/33, 144A 7/31 at 100.00 N/R 10,980,182
5,020 4.000%, 7/01/42, 144A 7/31 at 100.00 N/R 4,038,590
2,570 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior
Lien Series 2008A, 6.125%, 7/01/24
No Opt. Call CCC   2,599,812
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
6,968 4.500%, 7/01/34 7/25 at 100.00 N/R 6,590,752
172,500 0.000%, 7/01/51 7/28 at 30.01 N/R 31,267,350
1,129 4.750%, 7/01/53 7/28 at 100.00 N/R 1,000,791
31,279 5.000%, 7/01/58 7/28 at 100.00 N/R 28,477,340

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Puerto Rico (continued)
$ 1,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured Cofina Project Series 2019A-2A, 4.550%, 7/01/40
7/28 at 100.00 N/R   $ 919,910
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project
Series 2019A-2:
3,000 4.329%, 7/01/40 7/28 at 100.00 N/R 2,709,990
2,000 4.329%, 7/01/40 7/28 at 100.00 N/R 1,806,660
259,881 Total Puerto Rico 111,262,253
South Carolina - 0.5%
3,330 Columbia, South Carolina, Stormwater System Revenue Bonds, City
Stormwater Improvements, Green Series 2018, 5.000%, 2/01/48
2/28 at 100.00 AA+   3,507,689
2,500 South Carolina Jobs-Economic Development Authority, Hospital
Revenue Bonds, McLeod Health Projects, Refunding & Improvement
Series 2018, 5.000%, 11/01/43
5/28 at 100.00 AA   2,580,175
3,000 South Carolina Jobs-Economic Development Authority, Hospital
Revenue Bonds, Prisma Health Obligated Group, Series 2018A,
5.000%, 5/01/48
5/28 at 100.00 A   3,013,380
5,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2016B, 5.000%, 12/01/56
12/26 at 100.00 A-   4,845,600
South Carolina State Ports Authority, Revenue Bonds,
Series 2018:
4,860 5.000%, 7/01/31, (AMT) 7/28 at 100.00 A+ 5,174,053
3,760 5.000%, 7/01/32, (AMT) 7/28 at 100.00 A+ 3,995,526
22,450 Total South Carolina 23,116,423
South Dakota - 0.1%
4,800 South Dakota Health and Educational Facilities Authority, Revenue
Bonds, Monument Health, Inc., Series 2020A, 4.000%, 9/01/50
9/30 at 100.00 AA-   4,394,112
910 South Dakota Health and Educational Facilities Authority, Revenue
Bonds, Sanford Health, Series 2015, 5.000%, 11/01/45
11/25 at 100.00 AA-   885,858
5,710 Total South Dakota 5,279,970
Tennessee - 4.2%
1,000 Blount County Health and Educational Facilites Board, Tennessee,
Revenue Refunding Bonds, Asbury, Inc., Series 2016A, 5.000%,
1/01/37 (7)
1/25 at 102.00 N/R   699,530
2,920 Blount County, Tennessee, General Obligation Bonds, Refunding Series
2016B, 5.000%, 6/01/33
6/26 at 100.00 AA+   3,125,451
2,500 Bristol Industrial Development Board, Tennessee, Tax Increment
Revenue Bonds, Pinnacle Project, Series 2016, 5.625%, 6/01/35
6/26 at 100.00 N/R   2,267,800
Chattanooga Health, Educational and Housing Facility
Board, Tennessee, Revenue Bonds, CommonSpirit
Health, Series 2019A-2:
100 5.000%, 8/01/31 8/29 at 100.00 A- 106,547
100 5.000%, 8/01/32 8/29 at 100.00 BBB+ 106,315
105 5.000%, 8/01/33 8/29 at 100.00 BBB+ 111,337
100 5.000%, 8/01/35 8/29 at 100.00 BBB+ 104,830
100 5.000%, 8/01/37 8/29 at 100.00 A- 103,844
835 5.000%, 8/01/44 8/29 at 100.00 A- 836,937
2,310 5.000%, 8/01/49 8/29 at 100.00 A- 2,257,840
Chattanooga, Tennessee, Electric System Enterprise
Revenue Bonds, Series 2015A:
500 5.000%, 9/01/31 9/25 at 100.00 AA+ 527,370
1,750 5.000%, 9/01/32 9/25 at 100.00 AA+ 1,844,010

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tennessee (continued)
Chattanooga-Hamilton County Hospital Authority,
Tennessee, Hospital Revenue Bonds, Erlanger Health
System, Refunding Series 2014A:
$ 500 5.000%, 10/01/34 10/24 at 100.00 BBB $ 507,720
1,575 5.000%, 10/01/44 10/24 at 100.00 BBB 1,461,112
665 Clarksville, Tennessee, Electric System Revenue Bonds, Refunding Series
2015, 5.000%, 9/01/27
9/24 at 100.00 Aa2   690,157
510 DeKalb Utility District, DeKalb County, Tennessee, Waterworks Revenue
Bonds, Refunding Series 2017, 3.500%, 4/01/42
4/26 at 100.00 A   445,189
Franklin Special School District, Williamson County,
Tennessee, General Obligation Bonds, School
Improvement Series 2019:
1,000 5.000%, 6/01/37 6/29 at 100.00 Aa1 1,094,330
1,000 5.000%, 6/01/38 6/29 at 100.00 Aa1 1,090,860
Greeneville Health and Educational Facilities Board,
Tennessee, Hospital Revenue Bonds, Ballad Health,
Series 2018A:
9,500 5.000%, 7/01/31 7/23 at 100.00 A 9,523,465
8,620 5.000%, 7/01/33 7/23 at 100.00 A 8,637,154
4,200 5.000%, 7/01/36 7/28 at 100.00 A 4,349,604
1,375 Hallsdale-Powell Utility District, Knox County, Tennessee, Water and
Sewer Revenue Bonds, Refunding & Improvement Series 2019,
4.000%, 4/01/39
4/29 at 100.00 AA   1,360,975
Hallsdale-Powell Utility District, Knox County, Tennessee,
Water and Sewer Revenue Bonds, Refunding Series
2018:
1,000 4.000%, 4/01/35 4/26 at 100.00 AA 1,015,600
1,415 4.000%, 4/01/38 4/26 at 100.00 AA 1,411,873
4,785 Harpeth Valley Utilities District, Davidson and Williamson Counties,
Tennessee, Utilities Revenue Bonds, Refunding Series 2016, 5.000%,
9/01/42
9/25 at 100.00 AA+   4,941,996
6,000 Harpeth Valley Utilities District, Davidson and Williamson Counties,
Tennessee, Utilities Revenue Bonds, Series 2014, 5.000%, 9/01/44
9/24 at 100.00 AA+   6,117,480
5,030 Hendersonville Industrial Development Board, Tennessee, Multifamily
Housing Revenue Bonds, Hickory Pointe Poject, Series 2010, 4.875%,
12/01/25
No Opt. Call AA+   5,285,826
670 Jackson Energy Authority, Tennessee, Gas System Revenue Bonds,
Refunding & Improvement Series 2015, 5.000%, 6/01/28
6/25 at 100.00 Aa2   705,617
Jackson Energy Authority, Tennessee, Water System
Revenue Bonds, Series 2012:
270 5.000%, 12/01/24 No Opt. Call Aa3 281,383
140 5.000%, 12/01/25 No Opt. Call Aa3 149,163
175 5.000%, 12/01/26 No Opt. Call Aa3 189,859
110 Jackson, Tennessee, Hospital Revenue Bonds, Jackson-Madison County
General Hospital Project, Refunding 2015, 5.000%, 4/01/36, (Pre-
refunded 4/01/25)
4/25 at 100.00 N/R  (4) 115,133
Jackson, Tennessee, Hospital Revenue Bonds, Jackson-
Madison County General Hospital Project, Series 2018A:
2,740 5.000%, 4/01/41 10/28 at 100.00 A2 2,729,506
145 5.000%, 4/01/41, (Pre-refunded 10/01/28) 10/28 at 100.00 A- (4) 161,763
1,000 Johnson City Energy Authority, Tennessee, Electric System Revenue
Bonds, Series 2017, 5.000%, 5/01/29
5/27 at 100.00 Aa2   1,094,170

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tennessee (continued)
Johnson City Health and Educational Facilities
Board, Tennessee, Hospital Revenue Refunding and
Improvement Bonds, Johnson City Medical Center,
Series 1998C:
$ 2,735 5.125%, 7/01/25 - NPFG Insured, (ETM) 1/23 at 100.00 Baa2 (4) $ 2,952,268
9,570 5.250%, 7/01/28 - NPFG Insured, (ETM) 1/23 at 100.00 Baa2 (4) 9,991,176
1,060 Kingsport Industrial Development Board, Tennessee, Multifamily
Housing Revenue Bonds, Model City Apartments Project, Series 2009,
5.000%, 7/20/29
1/23 at 100.00 N/R   1,060,223
15,315 Knox County Health, Educational and Housing Facilities Board,
Tennessee, Revenue Bonds, University Health System, Inc., Series
2016, 5.000%, 9/01/47
9/26 at 100.00 BBB   14,841,001
Knox County Health, Educational and Housing Facilities
Board, Tennessee, Revenue Bonds, University Health
System, Inc., Series 2017:
2,000 4.000%, 4/01/36 4/27 at 100.00 BBB 1,880,400
310 5.000%, 4/01/36 4/27 at 100.00 BBB 318,590
Knox County Health, Educational and Housing Facility
Board, Tennessee, Hospital Revenue Bonds, Covenant
Health, Refunding Series 2016A:
2,955 5.000%, 1/01/36 1/27 at 100.00 A+ 3,065,399
5,000 5.000%, 1/01/42 1/27 at 100.00 A+ 5,088,400
3,030 Knox County Health, Educational and Housing Facility Board, Tennessee,
Hospital Revenue Bonds, East Tennessee Children's Hospital, Series
2019, 5.000%, 11/15/37
2/29 at 100.00 A   3,135,989
1,315 Knox-Chapman Utility District of Knox County, Tennessee, Water and
Sewer Revenue Bonds, Refunding and Improvement Series 2015,
5.000%, 1/01/31
1/25 at 100.00 AA-   1,370,151
Knox-Chapman Utility District of Knox County, Tennessee,
Water and Sewer Revenue Bonds, Refunding and
Improvement Series 2017:
1,475 4.000%, 1/01/32 1/26 at 100.00 AA- 1,512,273
1,000 4.000%, 1/01/35 1/26 at 100.00 AA- 1,015,280
1,275 McMinnville-Warren County Industrial Development Board, Tennessee,
Multifamily Housing Revenue Bonds, Beersheba Heights Towers,
Series 2009, 5.500%, 11/20/39
1/23 at 100.00 N/R   1,288,591
6,000 Memphis & Shelby County Economic Development Growth Engine
Industrial Development Board, Tennessee, Tourism Development
Zone Revenue Bonds, Refunding Series 2017B, 5.000%, 11/01/30
11/26 at 100.00 AA   6,437,400
195 Memphis/Shelby County Economic Development Growth Engine
Industrial Development Board, Tennessee, Tax Increment Revenue
Bonds, Graceland Project, Senior Series 2017A, 4.750%, 7/01/27
No Opt. Call N/R   161,487
1,035 Metropolitan Government Nashville & Davidson County Convention
Center Authority, Tennessee, Tourism Tax Revenue Bonds, Series
2010A-1, 5.000%, 7/01/26
1/23 at 100.00 A+   1,036,708
2,000 Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Blakeford at
Green Hills, Series 2020A, 4.000%, 11/01/55
11/25 at 102.00 BBB-   1,495,280

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tennessee (continued)
Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee,
Revenue Bonds, Lipscomb University, Refunding &
Improvement Series 2016A:
$ 610 5.000%, 10/01/30 10/26 at 100.00 BBB $ 621,236
640 5.000%, 10/01/31 10/26 at 100.00 BBB 650,445
670 5.000%, 10/01/32 10/26 at 100.00 BBB 678,891
705 5.000%, 10/01/33 10/26 at 100.00 BBB 712,431
745 5.000%, 10/01/34 10/26 at 100.00 BBB 750,282
780 5.000%, 10/01/35 10/26 at 100.00 BBB 782,558
2,500 Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Lipscomb
University, Refunding & Improvement Series 2019A, 5.250%, 10/01/58
10/29 at 100.00 BBB   2,345,375
515 Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Rocketship
Education Project, Series 2017E, 5.375%, 6/01/52, 144A
6/26 at 100.00 N/R   465,509
Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee,
Revenue Bonds, Vanderbilt University Medical Center,
Series 2016A:
3,965 5.000%, 7/01/40 7/26 at 100.00 A3 4,049,454
5,000 5.000%, 7/01/46 7/26 at 100.00 A 5,078,350
5,240 5.000%, 7/01/46, (UB) (6) 7/26 at 100.00 A 5,322,111
385 Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt
University Medical Center, Series 2017A, 5.000%, 7/01/48
7/27 at 100.00 A   386,960
5,000 Metropolitan Government of Nashville-Davidson County, Tennessee,
Electric System Revenue Bonds, Series 2017A, 5.000%, 5/15/42
5/27 at 100.00 AA+   5,263,400
5,750 Metropolitan Nashville Airport Authority, Tennessee, Airport Revenue
Bonds, Improvement Series 2015A, 5.000%, 7/01/45
7/25 at 100.00 A+   5,822,508
1,000 Metropolitan Nashville Airport Authority, Tennessee, Airport Revenue
Bonds, Subordinate Series 2019A, 4.000%, 7/01/49
7/30 at 100.00 A2   909,130
2,000 Metropolitan Nashville Airport Authority, Tennessee, Airport Revenue
Bonds, Subordinate Series 2019B, 5.000%, 7/01/44, (AMT)
7/30 at 100.00 A2   2,046,720
950 Metropolitan Nashville Airport Authority, Tennessee, Special Facility
Revenue Bonds, Aero Nashville LLC Project, Refunding Series 2010,
5.200%, 7/01/26
1/23 at 100.00 Baa3   916,161
Nashville Metropolitan Development and Housing
Agency, Tennessee, Tax increment Bonds, Fifth &
Broadway Development Project, Series 2018:
655 4.500%, 6/01/28, 144A No Opt. Call N/R 655,341
570 5.125%, 6/01/36, 144A 6/28 at 100.00 N/R 574,383
Shelby County Health, Educational and Housing Facility
Board, Tennessee, Educational Facilities Revenue Bonds,
Rhodes College, Series 2015:
700 5.000%, 8/01/40 8/25 at 100.00 A+ 724,738
1,000 5.000%, 8/01/45 8/25 at 100.00 A+ 1,031,860
1,100 Shelby County Health, Educational and Housing Facility Board,
Tennessee, Residential Care Facility Mortgage Revenue Bonds, The
Village  at Germantown, Series 2014, 5.250%, 12/01/44
12/24 at 100.00 BBB-   1,063,810

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tennessee (continued)
Tennessee State School Bond Authority, Higher
Educational Facilities Second Program Bonds, Refunding
Series 2015B:
$ 4,160 5.000%, 11/01/33, (Pre-refunded 11/01/25), (UB) (6) 11/25 at 100.00 AA+ (4) $ 4,407,645
6,225 5.000%, 11/01/34, (Pre-refunded 11/01/25), (UB) (6) 11/25 at 100.00 AA+ (4) 6,595,574
1,500 5.000%, 11/01/35, (Pre-refunded 11/01/25) 11/25 at 100.00 AA+ (4) 1,589,295
5,000 5.000%, 11/01/40, (Pre-refunded 11/01/25), (UB) (6) 11/25 at 100.00 AA+ (4) 5,297,650
1,295 5.000%, 11/01/40, (Pre-refunded 11/01/25) 11/25 at 100.00 AA+ (4) 1,372,091
10,000 5.000%, 11/01/45, (Pre-refunded 11/01/25), (UB) (6) 11/25 at 100.00 AA+ (4) 10,595,300
2,100 The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds,
Series 2006B, 5.625%, 9/01/26
No Opt. Call BBB   2,198,616
The Tennessee Energy Acquisition Corporation, Gas
Revenue Bonds, Series 2006C:
600 5.000%, 2/01/23 No Opt. Call A 600,204
100 5.000%, 2/01/24 No Opt. Call A 100,656
5,090 5.000%, 2/01/27 No Opt. Call A 5,214,705
1,700 Watauga River Regional Water Authority, Tennessee, Waterworks
Revenue Bonds, Series 2017, 4.000%, 7/01/37
7/27 at 100.00 A   1,709,622
500 West Knox Utility District of Knox County, Tennessee, Water and Sewer
Revenue Bonds, Refunding & Improvement Series 2016, 5.000%,
6/01/41
6/24 at 100.00 AA+   509,705
4,995 West Wilson Utility District, Wilson County, Tennessee, Water Revenue
Bonds, Refunding & Improvement Series 2015, 5.000%, 6/01/45
6/25 at 100.00 AA   5,132,762
310 Williamson County H.B. & T.S. Utility District, Tennessee, Waterworks
Revenue Bonds, Series 2020, 4.000%, 9/01/41
9/29 at 100.00 AA   300,006
205,070 Total Tennessee 208,577,846
Texas - 6.8%
8,520 Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Great Hearts America - Texas, Series 2021A, 3.000%,
8/15/56
8/31 at 100.00 Aaa   6,036,761
4,035 Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Riverwalk Education Foundation, Series 2019,
3.000%, 8/15/54
8/29 at 100.00 AAA   2,892,893
Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Uplift Education, Series
2016A:
125 5.000%, 12/01/46 12/26 at 100.00 BBB- 125,435
740 5.000%, 12/01/51 12/26 at 100.00 BBB- 740,289
10,000 Arlington, Texas, Special Tax Revenue Bonds, Subordinate Lien Series
2018C, 5.000%, 2/15/48 - BAM Insured
2/23 at 100.00 AA   10,009,600
16,960 Austin, Texas, Airport System Revenue Bonds, Series 2019B, 5.000%,
11/15/44, (AMT)
11/29 at 100.00 A1   17,357,034
12,375 Bexar County Hospital District, Texas, Certificates of Obligation, Series
2022, 4.250%, 2/15/52
2/32 at 100.00 AA+   11,983,950
4,740 Central Texas Regional Mobility Authority, Revenue Bonds, Refunding
Senior Lien Series 2021D, 3.000%, 1/01/46 - BAM Insured
7/31 at 100.00 AA   3,559,882
5,410 Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien,
Series 2018, 5.000%, 1/01/48
1/28 at 100.00 A-   5,526,694
2,745 Clifton Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Idea Public Schools, Series 2012, 5.000%, 8/15/32
1/23 at 100.00 A-   2,748,102
1,250 Clifton Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Idea Public Schools, Series 2013, 6.000%, 8/15/33
8/23 at 100.00 A-   1,270,437

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 2,500 Clifton Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Uplift Education Charter School, Series 2014A,
4.250%, 12/01/34
12/24 at 100.00 BBB-   $ 2,452,225
9,700 Clifton Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Uplift Education Charter School, Series 2015A,
5.000%, 12/01/50
6/25 at 100.00 BBB-   9,705,820
12,265 Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Refunding
Series 2016A, 5.000%, 12/01/46, (Pre-refunded 12/01/25), (UB) (6)
12/25 at 100.00 AA+  (4) 13,071,301
2,970 Elgin, Bastrop and Travis Counties, Texas, Certificates of Participation,
Combination Tax Tax Increment Reinvestment Zone 1, Subordinate
Lien Series 2021A, 4.000%, 7/15/40 - BAM Insured
7/31 at 100.00 AA   2,915,679
1,720 Fort Bend County Industrial Development Corporation, Texas, Revenue
Bonds, NRG Energy Inc. Project, Series 2012A. RMKT, 4.750%, 5/01/38
1/23 at 100.00 Baa2   1,720,636
Fort Bend Grand Parkway Toll Road Authority, Fort
Bend County, Texas, Limited Contract Tax and Toll
Road Revenue Bonds, Tender Option Bond Trust
2021-XG0324:
1,555 3.000%, 3/01/46 3/31 at 100.00 Aa1 1,231,374
1,485 3.000%, 3/01/51 3/31 at 100.00 Aa1 1,132,817
8,585 Harris County Cultural Education Facilities Finance Corporation, Texas,
Revenue Refunding Bonds, Young Men's Christian Association of the
Greater Houston Area, Series 2013A, 5.000%, 6/01/33
6/23 at 100.00 Baa2   7,989,888
1,325 Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third
Lien Series 2004A-3, 0.000%, 11/15/33 - NPFG Insured
11/24 at 59.10 Baa2   717,805
1,735 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines Inc. Terminal Improvement Project, Refunding Series 2015B-1,
5.000%, 7/15/30, (AMT)
7/25 at 100.00 B   1,747,249
7,115 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Airport Improvements Project, Refunding Series 2020C,
5.000%, 7/15/27, (AMT)
No Opt. Call B-   7,230,050
9,900 Houston, Texas, Airport System Special Facilities Revenue Bonds,
United Airlines, Inc. Technical Operations Center Project, Series 2018,
5.000%, 7/15/28, (AMT)
No Opt. Call B   10,052,856
250 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Terminal E Project, Refunding Series 2014, 5.000%,
7/01/29, (AMT)
7/24 at 100.00 Ba3   250,638
430 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Terminal E Project, Refunding Series 2020A, 5.000%,
7/01/27, (AMT)
No Opt. Call B-   436,729
1,000 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Terminal Improvements Project, Refunding Series 2020B-
2, 5.000%, 7/15/27, (AMT)
No Opt. Call B-   1,015,760
8,755 Houston, Texas, Combined Utility System Revenue Bonds, Refunding
First Lien Series 2017B, 5.000%, 11/15/37
11/27 at 100.00 Aa2   9,332,655
Houston, Texas, Hotel Occupancy Tax and Special
Revenue Bonds, Convention and Entertainment Facilities
Department, Refunding Series 2014:
2,560 5.000%, 9/01/32 9/24 at 100.00 A 2,603,495
335 5.000%, 9/01/34 9/24 at 100.00 A 339,884
Kerrville Health Facilities Development Corporation,
Texas, Revenue Bonds, Sid Peterson Memorial Hospital
Project, Series 2015:
1,360 5.000%, 8/15/30 8/25 at 100.00 A 1,403,697
1,280 5.000%, 8/15/35 8/25 at 100.00 A 1,311,513

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 4,720 Love Field Airport Modernization Corporation, Texas, Special
Facilities Revenue Bonds, Southwest Airlines Company - Love Field
Modernization Program Project, Series 2012, 5.000%, 11/01/28, (AMT)
1/23 at 100.00 Baa1   $ 4,719,670
1,800 Lower Colorado River Authority, Texas, Transmission Contract Revenue
Bonds, LCRA Transmission Services Corporation Project, Refunding
Series 2018, 5.000%, 5/15/48
5/28 at 100.00 A+   1,836,144
7,000 Matagorda County Navigation District 1, Texas, Pollution Control
Revenue Bonds, Central Power & Light Company Project, Refunding
Series 2001A, 2.600%, 11/01/29
No Opt. Call A-   6,232,240
4,520 Mission Economic Development Corporation, Texas, Revenue Bonds,
Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31,
(AMT), 144A
1/23 at 104.00 BB-   4,357,370
4,510 Mission Economic Development Corporation, Texas, Water Supply
Revenue Bonds, Enviro Water Minerals Project, Green Bonds, Series
2015, 7.750%, 1/01/45, (AMT), 144A (7)
1/26 at 102.00 N/R   90,203
New Hope Cultural Education Facilities Finance
Corporation, Texas, Retirement Facility Revenue Bonds,
Legacy at Willow Bend Project, Series 2016:
665 5.000%, 11/01/46 11/23 at 103.00 BBB- 531,973
805 5.000%, 11/01/51 11/23 at 103.00 BBB- 627,015
570 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Legacy Midtown Park Project,
Series 2018A, 5.500%, 7/01/54
7/24 at 103.00 N/R   444,714
New Hope Cultural Education Facilities Finance
Corporation, Texas, Retirement Facility Revenue Bonds,
Methodist Retirement Communites Crestview Project,
Series 2016:
1,100 5.000%, 11/15/36, (Pre-refunded 11/15/24) 11/24 at 102.00 BB+ (4) 1,160,764
1,550 5.000%, 11/15/46, (Pre-refunded 11/15/24) 11/24 at 102.00 N/R (4) 1,635,622
755 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Wesleyan Homes, Inc. Project,
Series 2014, 5.500%, 1/01/43
1/25 at 100.00 N/R   646,869
9,680 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Westminster Project, Series 2016,
4.000%, 11/01/36
11/24 at 102.00 BBB   8,396,819
New Hope Cultural Education Facilities Finance
Corporation, Texas, Senior Living Revenue Bonds,
Sanctuary LTC LLC Project, Series 2021A-1:
20,000 5.250%, 1/01/42 1/28 at 103.00 N/R 15,315,400
19,015 5.500%, 1/01/57 1/28 at 103.00 N/R 13,755,071
New Hope Cultural Education Facilities Finance
Corporation, Texas, Student Housing Revenue Bonds,
CHF-Collegiate Housing Corpus Christi II, L.L.C.-Texas
A&M University-Corpus Christi Project, Series 2016A:
30 5.000%, 4/01/31, (Pre-refunded 4/01/26) 4/26 at 100.00 N/R (4) 32,048
360 5.000%, 4/01/36, (Pre-refunded 4/01/26) 4/26 at 100.00 N/R (4) 384,573
65 5.000%, 4/01/48, (Pre-refunded 4/01/26) 4/26 at 100.00 N/R (4) 69,437
6,625 New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation
- College Station I LLC - Texas A&M University Project, Series 2014A,
4.100%, 4/01/34 - AGM Insured
4/24 at 100.00 AA   6,654,150

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
New Hope Cultural Education Facilities Finance
Corporation, Texas, Student Housing Revenue Bonds,
CHF-Collegiate Housing Foundation - San Antonio 1,
L.L.C. - Texas A&M University - San Antonio Project, Series
2016A:
$ 1,275 5.000%, 4/01/31, (Pre-refunded 4/01/26) 4/26 at 100.00 N/R (4) $ 1,359,992
1,290 5.000%, 4/01/36, (Pre-refunded 4/01/26) 4/26 at 100.00 N/R (4) 1,375,991
2,445 5.000%, 4/01/48, (Pre-refunded 4/01/26) 4/26 at 100.00 N/R (4) 2,607,984
1,250 New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation
- Stephenville II, L.L.C. - Tarleton State University Project, Series 2014A,
5.000%, 4/01/34, (Pre-refunded 4/01/24)
4/24 at 100.00 N/R  (4) 1,280,525
3,000 New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, CHF-Collegiate Housing Galveston-
Texas A&M University at Galveston Project, Series 2014A, 5.000%,
4/01/34, (Pre-refunded 4/01/24)
4/24 at 100.00 N/R  (4) 3,065,880
10,000 New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, NCCD - College Station Properties
LLC - Texas A&M University Project,  Series 2015A, 5.000%, 7/01/47
(7)
7/25 at 100.00 Caa2   8,500,000
10,880 North Texas Tollway Authority, Special Projects System Revenue Bonds,
Convertible Capital Appreciation Series 2011C, 6.750%, 9/01/45, (Pre-
refunded 9/01/31)
9/31 at 100.00 N/R  (4) 14,206,669
7,000 North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier Series 2022A, 4.125%, 1/01/40
1/32 at 100.00 A1   6,856,920
30,670 North Texas Tollway Authority, System Revenue Bonds, Refunding
Second Tier Series 2021B, 3.000%, 1/01/51 - BAM Insured
1/31 at 100.00 A2   22,668,504
4,410 North Texas Tollway Authority, System Revenue Bonds, Refunding
Second Tier, Series 2015A, 5.000%, 1/01/34
1/25 at 100.00 A   4,544,681
4,395 Port of Houston Authority, Harris County, Texas, General Obligation
Bonds, Refunding Series 2018A, 5.000%, 10/01/32, (AMT)
10/28 at 100.00 Aaa   4,809,712
Reagan Hospital District of Reagan County, Texas, Limited
Tax Revenue Bonds, Series 2014A:
655 5.000%, 2/01/29 2/24 at 100.00 Ba1 666,253
1,805 5.000%, 2/01/34 2/24 at 100.00 Ba1 1,834,024
385 5.125%, 2/01/39 2/24 at 100.00 Ba1 389,840
645 SA Energy Acquisition Public Facilities Corporation, Texas, Gas Supply
Revenue Bonds, Series 2007, 5.500%, 8/01/27
No Opt. Call A2   681,197
5,950 Stephen F. Austin State University, Texas, Revenue Bonds, Refunding &
Improvement Series 2016, 5.000%, 10/15/42
10/28 at 100.00 A1   6,304,085
3,000 Tarrant County Cultural Education Facilities Finance Corporation,
Texas, Revenue Bonds, Texas Health Resources System, Series 2016A,
5.000%, 2/15/41
8/26 at 100.00 AA   3,076,350
3,435 Tarrant County Cultural Education Facilities, Texas, Finance Corporation
Revenue Bonds, Christus Health, Refunding Series 2018B, 5.000%,
7/01/35
1/29 at 100.00 A+   3,651,542
10,115 Texas Private Activity Bond Surface Transporation Corporation, Senior
Lien Revenue Bonds, Blueridge Transportation Group, LLC SH 288 Toll
Lanes Project, Series 2016, 5.000%, 12/31/40, (AMT)
12/25 at 100.00 Baa2   10,135,635
7,300 Texas Private Activity Bond Surface Transporation Corporation, Senior
Lien Revenue Bonds, NTE Mobility Partners Segments 3 LLC Segments
3A & 3B Facility, Series 2013, 6.750%, 6/30/43, (AMT)
9/23 at 100.00 Baa2   7,417,384

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
Texas Private Activity Bond Surface Transportation
Corporation, Senior Lien Revenue Bonds, LBJ
Infrastructure Group LLC IH-635 Managed Lanes Project,
Refunding  Series 2020A:
$ 1,000 4.000%, 12/31/34 12/30 at 100.00 Baa2 $ 975,980
1,680 4.000%, 12/31/37 12/30 at 100.00 Baa2 1,587,113
1,750 4.000%, 6/30/38 12/30 at 100.00 Baa2 1,638,437
2,845 4.000%, 12/31/38 12/30 at 100.00 Baa2 2,659,620
1,300 4.000%, 6/30/39 12/30 at 100.00 Baa2 1,206,816
4,050 4.000%, 12/31/39 12/30 at 100.00 Baa2 3,753,864
1,250 4.000%, 6/30/40 12/30 at 100.00 Baa2 1,147,050
10,000 Texas Transportation Commission, Central Texas Turnpike System
Revenue Bonds, Refunding Second Tier Series 2015C, 5.000%,
8/15/37
8/24 at 100.00 A-   10,029,900
1,030 Viridian Municipal Management District, Texas, Reinvest Zone 6 Tax
Increment Revenue Bonds, Refunding Road Improvement Series
2015, 6.000%, 12/01/32 - BAM Insured
12/24 at 100.00 AA   1,083,838
1,135 Viridian Municipal Management District, Texas, Reinvest Zone 6 Tax
Increment Revenue Bonds, Refunding Utility Improvement Series
2015, 6.000%, 12/01/31 - BAM Insured
12/24 at 100.00 AA   1,195,155
363,440 Total Texas 336,514,171
Utah - 1.2%
5,780 Military Installation Development Authority, Utah, Tax Allocation
Revenue Bonds, Series 2021A-2, 4.000%, 6/01/52
9/26 at 103.00 N/R   4,172,987
2,600 Red Bridge Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Series 2021A, 4.375%, 2/01/51, 144A
2/26 at 103.00 N/R   1,906,840
Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2017A:
6,490 5.000%, 7/01/42, (AMT) 7/27 at 100.00 A 6,607,144
17,000 5.000%, 7/01/47, (AMT) 7/27 at 100.00 A 17,091,970
Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2018A:
4,690 5.000%, 7/01/43, (AMT) 7/28 at 100.00 A 4,782,815
12,610 5.250%, 7/01/48, (AMT) 7/28 at 100.00 A 12,910,118
3,000 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2021A, 5.000%, 7/01/46, (AMT)
7/31 at 100.00 A   3,064,560
2,000 Utah Charter School Finance Authority, Charter School Revenue Bonds,
Providence Hall Projects, Refunding Serier 2021A, 4.000%, 10/15/46
10/31 at 100.00 Aa2   1,761,560
1,705 Utah Charter School Finance Authority, Revenue Bonds, Ronald Eilson
Reagan Academy Project, Refunding Series 2016A, 5.000%, 2/15/46,
144A
2/26 at 100.00 BB   1,566,963
7,000 Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc.,
Series 2018A, 5.000%, 5/15/41
5/26 at 100.00 AA+   7,273,420
62,875 Total Utah 61,138,377
Virgin Islands - 0.1%
Matching Fund Special Purpose Securitization
Corporation, Virgin Islands, Revenue Bonds, Series
2022A:
4,800 5.000%, 10/01/30 No Opt. Call N/R 4,990,992
1,590 5.000%, 10/01/32 No Opt. Call N/R 1,649,482
6,390 Total Virgin Islands 6,640,474

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Virginia - 1.1%
Peninsula Town Center Community Development
Authority, Virginia, Special Obligation Bonds, Refunding
Series 2018:
$ 4,520 5.000%, 9/01/37, 144A 9/27 at 100.00 N/R $ 4,200,029
2,425 4.500%, 9/01/45, 144A 9/27 at 100.00 N/R 2,014,569
5,600 5.000%, 9/01/45, 144A 9/27 at 100.00 N/R 5,026,896
4,010 Tobacco Settlement Financing Corporation of Virginia, Tobacco
Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47
1/23 at 100.00 B-   3,696,739
1,000 Virginia College Building Authority, Educational Facilities Revenue
Bonds, Marymount University Project, Green Series 2015B, 5.000%,
7/01/45, 144A
7/25 at 100.00 BB+   951,310
2,000 Virginia Port Authority, Port Facilities Revenue Bonds, Refunding Series
2016B, 5.000%, 7/01/41, (AMT)
7/26 at 100.00 A1   2,080,320
2,000 Virginia Small Business Finance Authority, Educational Facilities Revenue
Bonds, Provident Resource Group - Rixey Student Housing Project,
Series 2019A, 5.500%, 7/01/49, 144A
7/34 at 100.00 N/R   1,835,200
Virginia Small Business Financing Authority, Private
Activity Revenue Bonds, Transform 66 P3 Project, Senior
Lien Series 2017:
5,580 5.000%, 12/31/47, (AMT) 6/27 at 100.00 BBB 5,364,500
1,160 5.000%, 12/31/49, (AMT) 6/27 at 100.00 BBB 1,107,603
15,015 5.000%, 12/31/52, (AMT) 6/27 at 100.00 BBB 14,212,749
Virginia Small Business Financing Authority, Revenue
Bonds, 95 Express Lanes LLC Project, Refunding Senior
Lien Series 2022:
4,000 5.000%, 12/31/47, (AMT) 12/32 at 100.00 Baa1 4,029,960
2,240 5.000%, 12/31/57, (AMT) 12/32 at 100.00 Baa1 2,227,411
9,755 Virginia Small Business Financing Authority, Revenue Bonds, National
Senior Campuses Inc Obligated Group, Series 2020A, 4.000%,
1/01/45
7/27 at 103.00 A   8,629,956
59,305 Total Virginia 55,377,242
Washington - 2.9%
2,525 Energy Northwest, Washington, Electric Revenue Bonds, Columbia
Generating Station, Bonneville Power Administration, Refunding
Series 2022A, 5.000%, 7/01/36
7/32 at 100.00 Aa2   2,868,930
130 Ocean Shores, Washington, Local Improvement District 2007-01 Bonds,
2011, 7.250%, 2/01/31
No Opt. Call BBB+   143,491
5,385 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series
2018A, 5.000%, 5/01/30, (AMT)
5/27 at 100.00 AA-   5,697,815
16,995 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series
2019, 5.000%, 4/01/38, (AMT)
4/29 at 100.00 AA-   17,715,588
Skagit County Public Hospital District 1, Washington,
Revenue Bonds, Skagit Valley Hospital, Refunding &
Improvement Series 2016:
3,825 5.000%, 12/01/30 12/26 at 100.00 Baa2 3,997,316
1,950 5.000%, 12/01/31 12/26 at 100.00 Baa2 2,031,608
4,000 5.000%, 12/01/32 12/26 at 100.00 Baa2 4,147,040
1,120 5.000%, 12/01/37 12/26 at 100.00 Baa2 1,142,176
1,600 Washington Health Care Facilities Authority, Revenue Bonds,
PeaceHealth, Refunding Series 2014A, 5.000%, 11/15/28, (Pre-
refunded 5/15/24)
5/24 at 100.00 AA-  (4) 1,643,168
5,710 Washington Health Care Facilities Authority, Revenue Bonds, Providence
Health & Services, Series 2014D, 5.000%, 10/01/41
10/24 at 100.00 A+   5,739,635

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Washington (continued)
$ 6,000 Washington Health Care Facilities Authority, Revenue Bonds, Providence
Saint Joseph Health, Refunding Series 2021B, 4.000%, 10/01/42,
(Mandatory Put 10/01/30)
No Opt. Call A+   $ 6,161,460
Washington Health Care Facilities Authority, Revenue
Bonds, Virginia Mason Medical Center, Series 2017:
3,090 5.000%, 8/15/33 8/27 at 100.00 BBB+ 3,222,777
8,650 5.000%, 8/15/34 8/27 at 100.00 BBB- 8,979,824
5,010 4.000%, 8/15/42 8/27 at 100.00 BBB+ 4,521,325
Washington Health Care Facilities Authority, Revenue
Bonds, Yakima Valley Memorial Hospital Association,
Series 2016:
6,000 5.000%, 12/01/41 12/26 at 100.00 Ba1 5,890,560
5,930 5.000%, 12/01/46 12/26 at 100.00 Ba3 5,713,614
4,640 Washington State Convention Center Public Facilities District, Lodging
Tax Revenue Bonds, Refunding Subordinate Series 2021B.  Exchange
Purchase, 4.000%, 7/01/43
7/31 at 100.00 Baa3   4,039,584
12,000 Washington State Convention Center Public Facilities District, Lodging
Tax Revenue Bonds, Series 2018, 5.000%, 7/01/48
7/28 at 100.00 Baa1   12,072,960
Washington State Higher Education Facilities Authority,
Revenue Bonds, Seattle University, Series 2020:
1,000 4.000%, 5/01/45 5/30 at 100.00 A 919,650
1,025 4.000%, 5/01/50 5/30 at 100.00 A 912,558
Washington State Housing Finance Commission,
Nonprofit Refunding Revenue Bonds, Wesley Homes at
Lea Hill Project, Series 2016:
1,155 5.000%, 7/01/41, 144A 7/26 at 100.00 N/R 1,012,947
2,000 5.000%, 7/01/46, 144A 7/26 at 100.00 N/R 1,689,860
3,805 5.000%, 7/01/51, 144A 7/26 at 100.00 N/R 3,140,913
1,100 Washington State Housing Finance Commission, Non-Profit Revenue
Bonds, Emerald Heights Project, Refunding 2013, 5.000%, 7/01/28
7/23 at 100.00 A-   1,108,371
2,340 Washington State Housing Finance Commission, Revenue Bonds,
Riverview Retirement Community, Refunding Series 2012, 5.000%,
1/01/48
1/23 at 100.00 BBB-   2,080,447
8,520 Washington State, General Obligation Bonds, Various Purpose Series
2015B, 5.000%, 2/01/36
2/25 at 100.00 Aaa   8,818,882
6,635 Washington State, General Obligation Bonds, Various Purpose Series
2022C, 5.000%, 2/01/46
2/32 at 100.00 Aaa   7,193,468
Washington State, General Obligation Bonds, Various
Purpose Series 2023A:
13,945 5.000%, 8/01/43 8/32 at 100.00 Aaa 15,350,098
4,420 5.000%, 8/01/46 8/32 at 100.00 N/R 4,809,004
140,505 Total Washington 142,765,069
West Virginia - 0.4%
15,500 West Virginia Hospital Finance Authority, Hospital Revenue Bonds,
Cabell Huntington Hospital, Inc. Project, Refunding & Improvement
Series 2018A, 5.000%, 1/01/43
1/29 at 100.00 BBB+   15,637,175
2,375 West Virginia Hospital Finance Authority, Hospital Revenue Bonds,
Charleston Area Medical Center, Refunding & Improvement Series
2019A, 5.000%, 9/01/30
9/29 at 100.00 Baa1   2,534,291
1,585 West Virginia Hospital Finance Authority, Hospital Revenue Bonds,
West Virginia United Health System Obligated Group, Refunding &
Improvement Series 2013A, 4.000%, 6/01/41
6/26 at 100.00 A   1,468,122
19,460 Total West Virginia 19,639,588

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin - 2.6%
$ 1,250 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Cornerstone Charter Academy, North Carolina, Series 2016A, 5.000%,
2/01/36, 144A
2/26 at 100.00 N/R   $ 1,181,062
Public Finance Authority of Wisconsin, Charter School
Revenue Bonds, Eno River Academy Project, Series
2020A:
815 5.000%, 6/15/40, 144A 6/30 at 100.00 Ba1 754,975
1,380 5.000%, 6/15/54, 144A 6/30 at 100.00 Ba1 1,203,250
Public Finance Authority of Wisconsin, Charter School
Revenue Bonds, Founders Academy of Las Vegas, Series
2020A:
555 4.000%, 7/01/30, 144A 7/28 at 100.00 BB- 506,992
200 5.000%, 7/01/55, 144A 7/28 at 100.00 BB- 168,314
2,150 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
North Carolina Charter Educational Foundation Project, Series 2016A,
5.000%, 6/15/46, 144A
6/26 at 100.00 N/R   1,610,221
Public Finance Authority of Wisconsin, Conference
Center and Hotel Revenue Bonds, Lombard Public
Facilities Corporation, First Tier Series 2018A-1:
11 0.000%, 1/01/47, 144A (7) No Opt. Call N/R 230
10 0.000%, 1/01/48, 144A (7) No Opt. Call N/R 192
9 0.000%, 1/01/49, 144A (7) No Opt. Call N/R 179
9 0.000%, 1/01/50, 144A (7) No Opt. Call N/R 162
9 0.000%, 1/01/51, 144A (7) No Opt. Call N/R 152
12 0.000%, 1/01/52, 144A (7) No Opt. Call N/R 185
11 0.000%, 1/01/53, 144A (7) No Opt. Call N/R 174
11 0.000%, 1/01/54, 144A (7) No Opt. Call N/R 159
11 0.000%, 1/01/55, 144A (7) No Opt. Call N/R 148
11 0.000%, 1/01/56, 144A (7) No Opt. Call N/R 138
579 5.500%, 7/01/56, 144A (7) 3/28 at 100.00 N/R 326,807
12 0.000%, 1/01/57, 144A (7) No Opt. Call N/R 145
11 0.000%, 1/01/58, 144A (7) No Opt. Call N/R 134
11 0.000%, 1/01/59, 144A (7) No Opt. Call N/R 125
11 0.000%, 1/01/60, 144A (7) No Opt. Call N/R 115
11 0.000%, 1/01/61, 144A (7) No Opt. Call N/R 107
11 0.000%, 1/01/62, 144A (7) No Opt. Call N/R 99
10 0.000%, 1/01/63, 144A (7) No Opt. Call N/R 93
10 0.000%, 1/01/64, 144A (7) No Opt. Call N/R 87
10 0.000%, 1/01/65, 144A (7) No Opt. Call N/R 80
11 0.000%, 1/01/66, 144A (7) No Opt. Call N/R 80
128 0.000%, 1/01/67, 144A (7) No Opt. Call N/R 877

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
Public Finance Authority of Wisconsin, Conference
Center and Hotel Revenue Bonds, Lombard Public
Facilities Corporation, Second Tier Series 2018B:
$ 27 0.000%, 1/01/46, 144A (7) No Opt. Call N/R $ 607
27 0.000%, 1/01/47, 144A (7) No Opt. Call N/R 559
26 0.000%, 1/01/48, 144A (7) No Opt. Call N/R 529
26 0.000%, 1/01/49, 144A (7) No Opt. Call N/R 499
26 0.000%, 1/01/50, 144A (7) No Opt. Call N/R 459
28 0.000%, 1/01/51, 144A (7) No Opt. Call N/R 479
727 1.000%, 7/01/51, 144A (7) 3/28 at 100.00 N/R 336,843
28 0.000%, 1/01/52, 144A (7) No Opt. Call N/R 445
28 0.000%, 1/01/53, 144A (7) No Opt. Call N/R 418
27 0.000%, 1/01/54, 144A (7) No Opt. Call N/R 393
27 0.000%, 1/01/55, 144A (7) No Opt. Call N/R 368
27 0.000%, 1/01/56, 144A (7) No Opt. Call N/R 347
27 0.000%, 1/01/57, 144A (7) No Opt. Call N/R 326
26 0.000%, 1/01/58, 144A (7) No Opt. Call N/R 306
26 0.000%, 1/01/59, 144A (7) No Opt. Call N/R 290
26 0.000%, 1/01/60, 144A (7) No Opt. Call N/R 271
25 0.000%, 1/01/61, 144A (7) No Opt. Call N/R 253
25 0.000%, 1/01/62, 144A (7) No Opt. Call N/R 238
25 0.000%, 1/01/63, 144A (7) No Opt. Call N/R 224
25 0.000%, 1/01/64, 144A (7) No Opt. Call N/R 212
24 0.000%, 1/01/65, 144A (7) No Opt. Call N/R 199
24 0.000%, 1/01/66, 144A (7) No Opt. Call N/R 182
314 0.000%, 1/01/67, 144A (7) No Opt. Call N/R 2,145
1,650 Public Finance Authority of Wisconsin, Education Revenue Bonds,
Carolina International School, Series 2013A, 7.000%, 8/01/43, 144A
8/23 at 100.00 BB+   1,665,196
3,845 Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds,
National Gypsum Company Project, Refunding Series 2016, 4.000%,
8/01/35, (AMT)
8/26 at 100.00 N/R   3,260,637
Public Finance Authority of Wisconsin, Health Care
Facilities Revenue Bonds, Appalachian Regional
Healthcare System Obligated Group, Series 2021A:
585 4.000%, 7/01/46 1/31 at 100.00 BBB 488,340
1,675 4.000%, 7/01/51 1/31 at 100.00 BBB 1,326,165
1,925 Public Finance Authority of Wisconsin, Health Care Facilities Revenue
Bonds, Blue Ridge HealthCare, Refunding Series 2020A, 4.000%,
1/01/45
1/30 at 100.00 A   1,717,966
1,050 Public Finance Authority of Wisconsin, Health Care Facilities Revenue
Bonds, Scotland Health Care System, Series 2021A, 3.000%, 10/01/51
10/31 at 100.00 A-   701,390
8,000 Public Finance Authority of Wisconsin, Hospital Revenue Bonds,
WakeMed, Series 2019A, 4.000%, 10/01/49
4/29 at 100.00 A+   7,036,400
14,000 Public Finance Authority of Wisconsin, Limited Obligation PILOT
Revenue Bonds, American Dream @ Meadowlands Project, Series
2017, 6.750%, 12/01/42, 144A
12/27 at 100.00 N/R   11,574,220
5,000 Public Finance Authority of Wisconsin, Pollution Control Revenue Bonds,
Duke Energy Progress Project, Refunding Series 2022B, 4.000%,
10/01/46, (Mandatory Put 10/01/30)
No Opt. Call Aa3   5,124,350
2,735 Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Gulf
Coast Zoo, Series 2018A, 6.500%, 9/01/48, 144A
9/28 at 100.00 N/R   1,938,486
Public Finance Authority of Wisconsin, Revenue Bonds,
Sky Harbour LLC Obligated Group Aviation Facilities
Project, Series 2021:
2,655 4.000%, 7/01/36, (AMT) 7/28 at 100.00 N/R 2,186,791
3,225 4.250%, 7/01/54, (AMT) 7/31 at 100.00 N/R 2,289,169

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
Public Finance Authority of Wisconsin, Senior Revenue
Bonds, Maryland Proton Treatment Center, Series
2018A-1:
$ 1,360 6.250%, 1/01/38, 144A 1/28 at 100.00 N/R $ 836,400
4,065 6.375%, 1/01/48, 144A 1/28 at 100.00 N/R 2,499,975
1,000 Public Finance Authority of Wisconsin, Senior Revenue Bonds, Maryland
Proton Treatment Center, Series 2018B-2, 0.000%, 1/01/49 (5)
1/28 at 100.00 N/R   615,000
13,410 Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake
Norman Charter School, Series 2018A, 5.000%, 6/15/48, 144A
6/26 at 100.00 BBB-   12,937,566
5,000 Public Finance Authority, Wisconsin, Exempt Facilities Revenue Bonds,
Celanese Project, Refunding Series 2016C, 4.300%, 11/01/30
5/26 at 100.00 BBB-   4,806,650
18,000 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Mercy Alliance, Inc., Series 2012, 5.000%, 6/01/32
1/23 at 100.00 A3   18,005,220
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Dickson Hollow Project.
Series 2014:
1,880 5.250%, 10/01/39 1/23 at 102.00 N/R 1,689,951
1,000 5.375%, 10/01/44 1/23 at 102.00 N/R 887,940
3,500 5.500%, 10/01/49 1/23 at 102.00 N/R 3,115,035
2,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Froedtert Health, Inc. Obligated Group, Series 2017A,
4.000%, 4/01/39
4/27 at 100.00 AA   1,947,140
5,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Marshfield Clinic, Series 2016A, 5.000%, 2/15/46
2/26 at 100.00 A-   5,011,150
435 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, ProHealth Care, Inc. Obligated Group, Refunding
Series 2015, 5.000%, 8/15/39
8/24 at 100.00 A+   439,298
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Rogers Memorial Hospital,
Inc., Series 2014A:
2,980 5.000%, 7/01/34 7/24 at 100.00 A 3,028,783
2,100 4.350%, 7/01/36 1/23 at 100.00 A 2,100,000
3,485 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, ThedaCare Inc, Series 2019, 3.125%, 12/15/49
12/29 at 100.00 AA-   2,516,588
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Three Pillars Senior Living
Communities, Refunding Series 2013:
3,175 5.000%, 8/15/43, (Pre-refunded 8/15/23) 8/23 at 100.00 BBB+ (4) 3,214,560
275 5.000%, 8/15/43, (Pre-refunded 8/15/23) 8/23 at 100.00 A (4) 278,427
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Woodland Hills Senior
Housing Project, Series 2014:
5,000 5.000%, 12/01/34 1/23 at 102.00 N/R 4,638,850
4,435 5.000%, 12/01/44 1/23 at 102.00 N/R 3,699,455
4,225 5.250%, 12/01/49 1/23 at 102.00 N/R 3,562,224
5,914 Wisconsin Housing and Economic Development Authority,
Homeowners Mortgage Revenue Bonds, Guaranteed Mortgage-
Backed Securities Program, Pass Through Series 2017A, 2.690%,
7/01/47
10/26 at 100.00 Aaa   5,584,130
143,444 Total Wisconsin 126,825,326
$ 5,654,243 Total Municipal Bonds (cost $5,347,013,614) 5,098,320,094

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (1) Value
X 56,728,241 COMMON STOCKS - 1.1%
X 56,728,241
Independent Power And Renewable Electricity Producers - 1.1%
719,217 Energy Harbor Corp (10),(11) $ 56,728,241
Total Common Stocks (cost $14,257,608) 56,728,241
Principal
Amount (000) Description (1)
Coupon
(12)
Reference
Rate (12) Spread (12) Maturity (13) Ratings (3) Value
50,158 VARIABLE RATE SENIOR LOAN INTERESTS - 0.0% (12)
X 50,158
Hotels, Restaurants & Leisure - 0.0%
$ 50 Lombard Starwood Westin
Hotel Corporate Bond, (cash
7.500%, PIK 7.500%)(14)
7.500% N/A N/A 12/31/23 N/R $ 50,158
$ 50 Total Variable Rate Senior Loan Interests (cost $50,158) 50,158
Principal
Amount (000) Description (1) Coupon Maturity Ratings (3) Value
X 1,194,667 CORPORATE BONDS - 0.0%
X 1,194,667
Independent Power And Renewable Electricity Producers - 0.0%
$ 3,620 Talen Energy Corp 0.000% 8/31/23 N/R $ 1,194,667
$ 3,620 Total Corporate Bonds (cost $–) 1,194,667
Total Long-Term Investments (cost $5,361,321,380) 5,156,293,160
Borrowings - (1.5)% (15) (73,800,000)
Floating Rate Obligations - (4.1)% (204,040,000)
Other Assets Less Liabilities -  1.2% 58,260,070
Net Assets - 100% $ 4,936,713,230
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 5,098,052,670 $ 267,424 $ 5,098,320,094
Common Stocks – 56,728,241 – 56,728,241
Corporate Bonds – 1,194,667 – 1,194,667
Variable Rate Senior Loan Interests – 50,158 – 50,158
Total
$ – $ 5,156,025,736 $ 267,424 $ 5,156,293,160

(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(6) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(7) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(8) For fair value measurement disclosure purposes, investment classified as Level 3.
(9) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(10) Common Stock received as part of the bankruptcy settlements during February 2020, for Beaver County Industrial Development Authority,
Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A, 4.000%, 1/01/35, Beaver
County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation
Project, Series 2006A, 3.500%, 4/01/41, Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding
Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35, Ohio Air Quality Development Authority, Ohio, Air Quality
Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20, Ohio Air Quality Development
Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23, Ohio
Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series
2005B, 4.000%, 1/01/34, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating
Corporation Project, Series 2008B,3.625%, 10/01/33,Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds,
FirstEnergy Nuclear Generating Corporation Project, Series 2008C, 3.950%,11/01/32.
(11) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(12) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(13) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(14) Senior loan received as part of the bondholder funding agreement during March 2022 for Public Finance Authority of Wisconsin, Conference
Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1, 0.000%, 7/01/56, 144A.
(15) Borrowings as a percentage of Total Investments is 1.4%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
N/A Not Applicable.
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
SIFMA Securities Industry and Financial Market Association
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Nuveen Intermediate Duration Municipal Bond
Fund
Portfolio of Investments December 31, 2022
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 100.3%
X
7,692,281,073 MUNICIPAL BONDS - 97.5%
X 7,692,281,073
Alabama - 2.3%
$ 7,630 Alabama State Port Authority, Docks Facilities Revenue Bonds,
Refunding Series 2017A, 5.000%, 10/01/31 - AGM Insured, (AMT)
10/27 at 100.00 AA   $ 8,023,784
5,820 Birmingham-Jefferson Civic Center Authority, Alabama, Special Tax
Bonds, Series 2018A, 4.000%, 7/01/37
7/28 at 100.00 Aa3   5,787,408
2,880 Birmingham-Jefferson Civic Center Authority, Alabama, Special Tax
Bonds, Series 2018B, 5.000%, 7/01/37
7/28 at 100.00 A1   3,033,562
6,665 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Project 3 Series 2018A, 4.000%, 12/01/48, (Mandatory Put 12/01/23)
9/23 at 100.31 A2   6,671,732
10,300 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Project 4 Series 2019A-1, 4.000%, 12/01/49, (Mandatory Put 12/01/25)
9/25 at 100.38 A1   10,189,172
6,815 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Project 8 Series 2022A, 4.000%, 12/01/52, (Mandatory Put 12/01/29)
9/29 at 100.40 A-   6,600,873
7,865 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Series 2022B-1, 4.000%, 4/01/53, (Mandatory Put 10/01/27)
7/27 at 100.42 A2   7,733,104
3,000 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Series 2022F, 5.500%, 11/01/53, (Mandatory Put 12/01/28)
9/28 at 100.00 A2   3,149,610
5,345 Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds,
Series 2021A, 4.000%, 6/01/51, (Mandatory Put 12/01/31)
9/31 at 100.53 Aa1   5,212,711
8,585 Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds,
Series 2022 Sub D-1, 4.000%, 7/01/52, (Mandatory Put 6/01/27)
3/27 at 100.17 Aa1   8,528,425
Chatom Industrial Development Board, Alabama, Gulf
Opportunity Zone Revenue Bonds, PowerSouth Energy
Cooperative, Refunding Series 2020:
1,045 5.000%, 8/01/26 - AGM Insured No Opt. Call AA 1,105,004
1,000 5.000%, 8/01/28 - AGM Insured No Opt. Call AA 1,078,260
1,000 5.000%, 8/01/30 - AGM Insured No Opt. Call AA 1,097,830
5,500 Lower Alabama Gas District, Alabama, Goldman Sachs Gas Project 2
Revenue Bonds, Series 2020A, 4.000%, 12/01/50, (Mandatory Put
12/01/25)
9/25 at 100.58 A2   5,457,980
7,410 Mobile Industrial Development Board, Alabama, Pollution Control
Revenue Refunding Bonds, Alabama Power Company Barry Plan,
Series 2007A, 1.000%, 6/01/34, (Mandatory Put 6/26/25)
No Opt. Call A1   7,028,459
28,940 Mobile Industrial Development Board, Alabama, Pollution Control
Revenue Refunding Bonds, Alabama Power Company Barry Plan,
Series 2008, 2.900%, 7/15/34, (Mandatory Put 12/12/23)
No Opt. Call A1   28,769,254
910 Mobile Spring Hill College Educational Building Authority, Alabama,
Revenue Bonds, Spring Hill College Project, Series 2015, 5.000%,
4/15/27
4/25 at 100.00 N/R   905,777
Montgomery Medical Clinic Board, Alabama, Health Care
Facility Revenue Bonds, Jackson Hospital & Clinic, Series
2015:
2,080 5.000%, 3/01/23 No Opt. Call BB 2,083,640
3,555 5.000%, 3/01/24 No Opt. Call BB 3,608,289
2,235 5.000%, 3/01/25 No Opt. Call BB 2,243,426
1,725 5.000%, 3/01/26 No Opt. Call BB 1,732,314

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Alabama (continued)
$ 8,285 Selma Industrial Development Board, Alabama, Gulf Opportunity Zone
Revenue Bonds, International Paper Company Project, Refunding
Series 2020A, 1.375%, 5/01/34, (Mandatory Put 6/16/25)
No Opt. Call BBB   $ 7,728,911
20,905 Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue
Bonds, Project 2, Fixed Rate Series 2018A, 4.000%, 6/01/49,
(Mandatory Put 6/01/24)
3/24 at 100.29 A1   20,834,550
10,000 Southeast Energy Authority, Alabama, Commodity Supply Revenue
Bonds, Project 2, Series 2021B-1, 4.000%, 12/01/51, (Mandatory Put
12/01/31)
9/31 at 100.62 A1   9,652,000
1,820 Southeast Energy Authority, Alabama, Commodity Supply Revenue
Bonds, Project 3, Series 2022A-1, 2022A-2, 5.500%, 1/01/53,
(Mandatory Put 12/01/29)
9/29 at 100.10 A1   1,927,726
11,950 Southeast Energy Authority, Alabama, Commodity Supply Revenue
Bonds, Project 4, Series 2022B-1, 5.000%, 5/01/53, (Mandatory Put
8/01/28)
5/28 at 100.34 A2   12,272,411
630 The Improvement District of the City of Mobile - McGowin Park Project,
Alabama, Sales Tax Revenue Bonds, Series 2016A, 5.000%, 8/01/25
No Opt. Call N/R   619,397
Tuscaloosa County Industrial Development Authority,
Alabama, Gulf Opportunity Zone Bonds, Hunt Refining
Project, Refunding Series 2019A:
6,499 4.500%, 5/01/32, 144A 5/29 at 100.00 N/R 5,882,937
4,250 5.250%, 5/01/44, 144A 5/29 at 100.00 N/R 3,738,980
184,644 Total Alabama 182,697,526
Alaska - 0.0%
1,900 Alaska Housing Finance Corporation, Mortgage Revenue Bonds,
General Series 2022A-II, 2.350%, 12/01/39
12/30 at 100.00 AA+ 1,476,300
Arizona - 1.6%
980 Arizona Board of Regents, Univeristy of Arizona, SPEED Revenue Bonds,
Stimulus Plan for Economic and Educational Development, Series
2020C. Forward Delivery, 5.000%, 8/01/26
No Opt. Call Aa3   1,059,301
Arizona State, Certificates of Participation, Refunding
Series 2019A:
5,630 5.000%, 10/01/26, (ETM) No Opt. Call Aa2 (4) 6,111,759
16,880 5.000%, 10/01/27, (ETM) No Opt. Call Aa2 (4) 18,682,784
12,550 5.000%, 10/01/28, (ETM) No Opt. Call Aa2 (4) 14,142,720
21,410 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2005,
2.400%, 12/01/35, (Mandatory Put 8/14/23)
No Opt. Call A+   21,244,929
2,485 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2007,
2.700%, 12/01/37, (AMT), (Mandatory Put 8/14/23)
No Opt. Call A+   2,468,823
5,130 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2019,
5.000%, 6/01/49, (AMT), (Mandatory Put 6/03/24)
6/24 at 100.00 A+   5,212,490
5,000 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2022-
1, 5.000%, 9/01/42, (AMT), (Mandatory Put 9/01/27)
3/27 at 100.00 A+   5,219,300
19,740 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2022-
2, 5.000%, 9/01/52, (AMT), (Mandatory Put 9/01/27)
3/27 at 100.00 A+   20,607,770
775 Glendale Industrial Development Authority, Arizona, Revenue Bonds,
Midwestern University, Refunding Series 2020, 4.000%, 5/15/26
No Opt. Call AA   802,435

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arizona (continued)
$ 890 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Legacy Traditional Schools Projects, Series 2021A,
4.000%, 7/01/41, 144A
7/31 at 100.00 BB+   $ 714,074
1,950 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Legacy Traditional Schools Projects, Taxable Series
2019B, 5.000%, 7/01/39, 144A
7/29 at 100.00 BB+   1,851,232
Maricopa County Industrial Development Authority,
Arizona, Hospital Revenue Bonds, HonorHealth, Series
2021A:
450 5.000%, 9/01/27 No Opt. Call A+ 487,809
720 5.000%, 9/01/28 No Opt. Call A+ 792,238
3,030 Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Variable Rate Series 2019C, 4.230%, 1/01/35,
(Mandatory Put 10/18/24) (SIFMA reference rate + 0.570% spread) (5)
10/23 at 100.00 AA-   3,017,880
2,520 Maricopa County Pollution Control Corporation, Arizona, Pollution
Control Revenue Bonds, El Paso Electric Company, Refunding Series
2009A, 3.600%, 2/01/40
6/29 at 100.00 BBB+   2,206,235
Northern Arizona University, Revenue Bonds, SPEED -
Stimulus Plan Economic Educational Development Fund,
Refunding Series 2020B:
3,615 5.000%, 8/01/26 - AGM Insured No Opt. Call AA 3,878,100
4,220 5.000%, 8/01/27 - AGM Insured No Opt. Call AA 4,602,712
3,975 5.000%, 8/01/28 - AGM Insured No Opt. Call AA 4,396,469
430 Northern Arizona University, System Revenue Bonds, Refunding Series
2014, 5.000%, 6/01/23
No Opt. Call A+   433,221
Paradise Valley Unified School District No. 69, Maricopa
County, Arizona, General Obligation Bonds, School
Improvement Project of 2019, Series 2022D:
625 5.000%, 7/01/36 7/32 at 100.00 AAA 707,412
675 5.000%, 7/01/37 7/32 at 100.00 AAA 758,410
640 Phoenix Civic Improvement Corporation, Arizona, Water System
Revenue Bonds, Junior Lien Series 2021A, 5.000%, 7/01/26
No Opt. Call AAA   691,104
2,650 Pima County Industrial Development Authority, Arizona, Revenue
Bonds, Tucson Electric Power Company Project, Series 2013A, 4.000%,
9/01/29
3/23 at 100.00 A-   2,650,503
830 Regional Public Transportation Authority, Arizona, Transportation Excise
Tax Revenue Bonds, Maricopa County Public Transportation Fund
Series 2014, 5.250%, 7/01/23
No Opt. Call AA+   839,396
Salt Verde Financial Corporation, Arizona, Senior Gas
Revenue Bonds, Citigroup Energy Inc Prepay Contract
Obligations, Series 2007:
2,395 5.000%, 12/01/32 No Opt. Call A3 2,504,595
1,120 5.000%, 12/01/37 No Opt. Call A3 1,139,847
1,960 Tempe Industrial Development Authority, Arizona, Revenue Bonds,
Friendship Village of Tempe Project, Refunding Series 2021C-1.
TEMPS -85, 1.500%, 12/01/27
1/23 at 100.00 N/R   1,638,717
123,275 Total Arizona 128,862,265
Arkansas - 0.8%
4,925 Arkansas Development Finance Authority, Arkansas, Environmental
Improvement Revenue Bonds, United States Steel Corporation, Green
Series 2022, 5.450%, 9/01/52, (AMT), 144A
9/25 at 105.00 BB   4,783,652
14,355 Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49,
(AMT), 144A
9/26 at 103.00 Ba2   12,557,898

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arkansas (continued)
$ 11,415 Arkansas Development Finance Authority, Revenue Bonds, Baptist
Memorial Health Care, Refunding Series 2020B-2, 5.000%, 9/01/44,
(Mandatory Put 9/01/27)
3/27 at 100.00 BBB+   $ 12,050,359
1,000 Arkansas State University, Student Fee Revenue Bonds, Jonesboro
Campus, Series 2013, 5.000%, 12/01/33
12/23 at 100.00 A1   1,019,730
Hot Springs School District 6, Garland County, Arkansas,
General Obligation Bonds, Refunding Series 2021:
2,305 2.000%, 6/01/29 12/26 at 100.00 Aa2 2,115,621
2,500 2.000%, 6/01/30 12/26 at 100.00 Aa2 2,256,600
2,905 2.000%, 6/01/31 12/26 at 100.00 Aa2 2,573,511
5,000 Little Rock, Arkansas, General Obligation Bonds, Capital Improvement
Series 2022A, 3.875%, 2/01/43
2/28 at 100.00 Aa1   4,983,350
Little Rock, Arkansas, Hotel and Restaurant Gross
Receipts Tax Bonds, Series 2014:
820 5.000%, 7/01/23 No Opt. Call A+ 827,684
1,610 5.000%, 7/01/26 7/24 at 100.00 A+ 1,660,763
1,485 5.000%, 7/01/28 7/24 at 100.00 A+ 1,530,723
1,935 5.000%, 7/01/29 7/24 at 100.00 A+ 1,994,579
1,005 5.000%, 7/01/30 7/24 at 100.00 A+ 1,035,944
4,595 5.000%, 7/01/34 7/24 at 100.00 A+ 4,737,169
Pulaski County Public Facilities Board, Arkansas,
Healthcare Revenue Bonds, Baptist Health, Series 2014:
2,175 5.000%, 12/01/25 12/24 at 100.00 A 2,249,037
1,820 5.000%, 12/01/27 12/24 at 100.00 A 1,877,312
University of Arkansas, Fayetteville, Various Facilities
Revenue Bonds, Refunding & Improvement Series
2019A:
1,245 5.000%, 11/01/34 5/29 at 100.00 Aa2 1,372,463
1,260 5.000%, 11/01/35 5/29 at 100.00 Aa2 1,380,569
62,355 Total Arkansas 61,006,964
California - 4.4%
California County Tobacco Securitization Agency,
Tobacco Settlement Asset-Backed Bonds, Los Angeles
County Securitization Corporation, Series 2020A:
1,225 5.000%, 6/01/31 6/30 at 100.00 A 1,297,189
1,310 5.000%, 6/01/32 6/30 at 100.00 A 1,383,766
635 5.000%, 6/01/33 6/30 at 100.00 A- 669,512
10 4.000%, 6/01/34 6/30 at 100.00 A- 9,802
1,105 4.000%, 6/01/35 6/30 at 100.00 A- 1,071,264
1,575 4.000%, 6/01/36 6/30 at 100.00 A- 1,508,551
415 4.000%, 6/01/37 6/30 at 100.00 A- 391,893
2,460 4.000%, 6/01/38 6/30 at 100.00 A- 2,300,838
700 4.000%, 6/01/39 6/30 at 100.00 A- 648,151
965 4.000%, 6/01/40 6/30 at 100.00 A- 883,101
6,985 California Health Facilities Financing Authority, Revenue Bonds,
Adventist Health System/West, Series 2011A, 3.000%, 3/01/41,
(Mandatory Put 3/01/24)
9/23 at 100.00 A   6,957,130
California Health Facilities Financing Authority, Revenue
Bonds, Children's Hospital Los Angeles, Series 2017A:
1,205 5.000%, 8/15/35 8/27 at 100.00 BBB+ 1,255,935
1,345 5.000%, 8/15/36 8/27 at 100.00 BBB+ 1,396,796
California Health Facilities Financing Authority, Revenue
Bonds, Providence Saint Joseph Health, Term Rate Series
2019C:
520 5.000%, 10/01/39, (Pre-refunded 10/01/25) 10/25 at 100.00 N/R (4) 553,961
695 5.000%, 10/01/39, (Mandatory Put 10/01/25) 10/25 at 100.00 A+ 733,010

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 20,157 California Housing Finance Agency, Municipal Certificate Revenue
Bonds, Class A Series 2019-2, 4.000%, 3/20/33
No Opt. Call BBB+   $ 19,471,295
5,661 California Housing Finance Agency, Municipal Certificate Revenue
Bonds, Class A Series 2021-1, 3.500%, 11/20/35 2021 2021
No Opt. Call BBB+   5,124,194
14,773 California Housing Finance Agency, Municipal Certificate Revenue
Bonds, Class A Series 2021-2, 3.750%, 3/25/35
No Opt. Call AA+   14,490,519
2,924 California Housing Finance Agency, Municipal Certificate Revenue
Bonds, Class A Series 2021-3, 3.250%, 8/20/36
No Opt. Call BBB   2,529,340
10,000 California Infrastructure and Economic Development Bank, Revenue
Bonds, Brightline West Passenger Rail Project, Series 2020A, 0.850%,
1/01/50, (AMT), (Mandatory Put 1/26/23), 144A
1/23 at 100.00 Aaa   9,980,700
6,025 California Infrastructure and Economic Development Bank, Revenue
Bonds, J Paul Getty Trust, Refunding Series 2020B-2, 3.000%,
10/01/47, (Mandatory Put 10/01/26)
4/26 at 101.17 AAA   6,038,677
California Municipal Finance Authority, Revenue Bonds,
Linxs APM Project, Senior Lien Series 2018A:
5,950 3.250%, 12/31/32 - AGM Insured, (AMT) 6/28 at 100.00 AA 5,519,160
4,000 5.000%, 12/31/33, (AMT) 6/28 at 100.00 BBB- 4,157,240
5,000 5.000%, 12/31/34, (AMT) 6/28 at 100.00 BBB- 5,165,050
5,530 California Pollution Control Financing Authority, Solid Waste Disposal
Revenue Bonds, Waste Management Inc., Refunding Series 2015B-2,
3.125%, 11/01/40, (AMT), (Mandatory Put 11/03/25)
No Opt. Call A-   5,372,671
24,490 California Pollution Control Financing Authority, Solid Waste Disposal
Revenue Bonds, Waste Management Inc., Series 2015A-1, 3.375%,
7/01/25, (AMT)
No Opt. Call A-   23,931,628
12,330 California Pollution Control Financing Authority, Solid Waste Disposal
Revenue Bonds, Waste Management, Inc. Project, Refunding Series
2015B-1, 3.000%, 11/01/25, (AMT)
No Opt. Call A-   11,891,422
California Statewide Communities Development
Authority, California, Revenue Bonds, Loma Linda
University Medical Center, Series 2014A:
5,425 5.250%, 12/01/29 12/24 at 100.00 BB+ 5,559,920
7,285 5.250%, 12/01/34 12/24 at 100.00 BB+ 7,437,183
California Statewide Communities Development
Authority, California, Revenue Bonds, Loma Linda
University Medical Center, Series 2016A:
1,500 5.000%, 12/01/27, 144A 6/26 at 100.00 BB+ 1,535,655
2,695 5.000%, 12/01/31, 144A 6/26 at 100.00 BB+ 2,754,479
4,200 5.000%, 12/01/36, 144A 6/26 at 100.00 BB+ 4,215,876
California Statewide Communities Development
Authority, California, Revenue Bonds, Loma Linda
University Medical Center, Series 2018A:
2,530 5.000%, 12/01/33, 144A 6/28 at 100.00 BB+ 2,569,848
3,790 5.250%, 12/01/38, 144A 6/28 at 100.00 BB+ 3,843,363
915 California Statewide Communities Development Authority, Revenue
Bonds, Huntington Memorial Hospital, Refunding Series 2014B,
5.000%, 7/01/25, (Pre-refunded 7/01/24)
7/24 at 100.00 AA-  (4) 946,156
5,905 California Statewide Communities Development Authority, Revenue
Bonds, Kaiser Permanente, Series 2009C-1, 5.000%, 4/01/46,
(Mandatory Put 11/01/29)
No Opt. Call AA-   6,701,821
19 California Statewide Community Development Authority, Revenue
Bonds, Daughters of Charity Health System, Series 2005G, 5.500%,
7/01/22 (6),(7)
1/22 at 100.00 N/R   18,925

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 2,495 California Statewide Community Development Authority, Revenue
Bonds, Kaiser Permanente System, Variable Rate Demand Obligation
Series 2004M, 5.000%, 4/01/38, (Mandatory Put 11/01/29)
No Opt. Call AA-   $ 2,831,675
5,000 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Escondido Portfolio, Social Senior Lien
Series 2021A-1, 3.000%, 6/01/48, 144A
6/31 at 100.00 N/R   3,341,050
6,605 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Monterrey Station Apartments, Senior Lien
Series 2021A-1, 3.000%, 7/01/43, 144A
7/32 at 100.00 N/R   4,972,376
4,280 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Pasadena Portfolio Social Bond, Series
2021A-1, 2.650%, 12/01/46, 144A
12/31 at 100.00 N/R   3,199,814
5,145 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Wood Creek Apartments, Senior Lien Series
2021A-1, 3.000%, 12/01/49
6/32 at 100.00 N/R   3,419,727
2,860 Delano, California, Certificates of Participation, Delano Regional Medical
Center, Series 2012, 5.000%, 1/01/23, (ETM)
No Opt. Call N/R  (4) 2,860,000
El Dorado Union High School District, El Dorado County,
California, General Obligation Bonds, Series 2020:
1,430 5.000%, 8/01/33 - AGM Insured 8/27 at 100.00 AA 1,559,143
2,200 5.000%, 8/01/34 - AGM Insured 8/27 at 100.00 AA 2,394,678
2,280 5.000%, 8/01/35 - AGM Insured 8/27 at 100.00 AA 2,470,243
8,715 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Capital Appreciation Series 2021B-2,
0.000%, 6/01/66
12/31 at 27.75 N/R   1,015,036
4,125 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Revenue Bonds, Series 2022A-1, 5.000%,
6/01/51
12/31 at 100.00 BBB+   4,238,231
1,300 Grant Joint Union High School District, Sacramento County, California,
General Obligation Bonds, Capital Appreciation Election 2006 Series
2008, 0.000%, 8/01/26 - AGM Insured
No Opt. Call A1   1,153,451
Lake Elsinore Public Financing Authority, California, Local
Agency Revenue Bonds, Canyon Hills Improvement Area
A & C, Series 2014C:
1,000 5.000%, 9/01/30 9/24 at 100.00 N/R 1,021,360
1,015 5.000%, 9/01/32 9/24 at 100.00 N/R 1,035,584
465 5.000%, 9/01/34 9/24 at 100.00 N/R 473,496
1,825 Lake Elsinore Redevelopment Agency, California, Special Tax Bonds,
Community Facilities District 90-2, Series 2007A, 4.500%, 10/01/24 -
AGM Insured
1/23 at 100.00 AA   1,826,697
2,015 Las Virgenes Unified School District, Los Angeles County, California,
General Obligation Bonds, 2006 Election, Series 2009B, 0.000%,
8/01/27
No Opt. Call Aa1   1,750,471
13,425 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2018D, 5.000%,
5/15/25, (AMT)
No Opt. Call AA-   13,928,169
5,000 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2014B, 5.000%, 7/01/43
1/24 at 100.00 Aa2   5,075,400
Los Angeles, California, Special Tax Bonds, Community
Facilities District 4, Playa Vista Phase I, Series 2014:
1,060 5.000%, 9/01/24 No Opt. Call A+ 1,095,425
1,240 5.000%, 9/01/25 9/24 at 100.00 A+ 1,285,607
1,010 5.000%, 9/01/26 9/24 at 100.00 A+ 1,048,825

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 400 Menifee Union School District Public Financing Authority, California,
Special Tax Revenue Bonds, Series 2016A, 5.000%, 9/01/29 - BAM
Insured
9/25 at 100.00 AA   $ 422,364
5,440 Mount San Antonio Community College District, Los Angeles County,
California, General Obligation Bonds, Election of 2008, Series 2013A,
5.875%, 8/01/28
2/28 at 100.00 Aa1   5,938,739
11,480 M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup
Prepay Contracts, Series 2009A, 6.125%, 11/01/29
No Opt. Call A   12,710,312
9,140 M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup
Prepay Contracts, Series 2009C, 6.125%, 11/01/29
No Opt. Call A   10,120,082
8,040 Palomar Pomerado Health, California, General Obligation Bonds,
Convertible Capital Appreciation, Election 2004 Series 2010A,
6.750%, 8/01/40
8/30 at 100.00 A1   9,253,638
4,085 Palomar Pomerado Health, California, General Obligation Bonds, Series
2009A, 0.000%, 8/01/23 - AGC Insured
No Opt. Call AA   4,007,222
5,355 Poway Unified School District, San Diego County, California, General
Obligation Bonds, School Facilities Improvement District 2007-1,
Series 2011A, 0.000%, 8/01/34
No Opt. Call Aa2   3,436,518
2,410 Riverside County Redevelopment Agency Successor Agency, California,
Tax Allocation Bonds, Refunding Series 2014A, 4.000%, 10/01/37 -
AGM Insured
10/24 at 100.00 AA   2,416,459
Riverside County Redevelopment Agency, California,
Tax Allocation Bonds, Jurupa Valley Project Area, Series
2011B:
2,115 0.000%, 10/01/34 No Opt. Call A+ 1,331,731
2,000 0.000%, 10/01/36 No Opt. Call A+ 1,124,540
14,515 San Diego Association of Governments, California, Capital Grants
Receipts Revenue Bonds, Mid-Coast Corridor Transit Project, Green
Series 2019B, 1.800%, 11/15/27
11/26 at 100.00 A-   13,461,937
San Joaquin Hills Transportation Corridor Agency,
Orange County, California, Toll Road Revenue Bonds,
Refunding Senior Lien Series 2014A:
5,075 5.000%, 1/15/29, (Pre-refunded 1/15/25) 1/25 at 100.00 A (4) 5,317,077
21,260 5.000%, 1/15/34, (Pre-refunded 1/15/25) 1/25 at 100.00 A (4) 22,274,102
Santa Ana Financing Authority, California, Lease Revenue
Bonds, Police Administration and Housing Facility, Series
1994A:
1,635 6.250%, 7/01/24 No Opt. Call Baa2 1,689,756
980 6.250%, 7/01/24, (ETM) No Opt. Call Baa2 (4) 1,012,223
University of California, General Revenue Bonds, Limited
Project Series 2018O:
4,605 5.000%, 5/15/32 5/28 at 100.00 AA- 5,136,970
3,645 5.000%, 5/15/33 5/28 at 100.00 AA- 4,057,577
2,030 Victor Elementary School District, San Bernardino County, California,
General Obligation Bonds, Series 2002A, 0.000%, 8/01/23 - FGIC
Insured
No Opt. Call Aa3   1,992,932
3,000 Victor Valley Union High School District, San Bernardino County,
California, General Obligation Bonds, Series 2009A, 5.750%, 8/01/31
- AGC Insured
8/26 at 100.00 AA   3,321,360

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
Washington Township Health Care District, California,
Revenue Bonds, Refunding Series 2015A:
$ 1,540 5.000%, 7/01/24 No Opt. Call Baa2 $ 1,573,372
1,415 5.000%, 7/01/25 No Opt. Call Baa2 1,456,813
1,450 3.250%, 7/01/27 7/25 at 100.00 Baa2 1,391,261
1,435 3.500%, 7/01/28 7/25 at 100.00 Baa2 1,403,789
1,355 3.750%, 7/01/29 7/25 at 100.00 Baa2 1,336,558
2,500 West Contra Costa Unified School District, Contra Costa County,
California, General Obligation Bonds, Series 2008B, 6.000%, 8/01/25
No Opt. Call AA-   2,701,200
363,649 Total California 351,201,011
Colorado - 2.7%
2,955 Aerotropolis Regional Transportation Authority, Colorado, Special
Revenue Bonds, Series 2021, 4.250%, 12/01/41
12/26 at 103.00 N/R   2,339,946
Arapahoe County School District 6, Littleton, Colorado,
General Obligation Bonds, Series 2019A:
1,905 5.500%, 12/01/29 12/28 at 100.00 Aa1 2,204,218
1,295 5.500%, 12/01/30 12/28 at 100.00 Aa1 1,497,965
1,650 5.500%, 12/01/32 12/28 at 100.00 Aa1 1,896,428
1,250 5.500%, 12/01/33 12/28 at 100.00 Aa1 1,432,863
9,355 Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Bonds, Refunding & Improvement Series 2017, 5.000%, 12/01/29,
144A
1/23 at 103.00 N/R   9,197,555
1,115 Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Bonds, Refunding & Improvement Series 2020A, 4.000%, 12/01/29
12/25 at 103.00 N/R   1,027,138
10,000 Colorado Bridge Enterprise, Revenue Bonds, Central 70 Project, Senior
Series 2017, 4.000%, 6/30/51, (AMT)
12/27 at 100.00 A-   8,982,200
Colorado Educational and Cultural Facilities Authority,
Revenue Bonds, Regis University Project, Refunding
Series 2016:
1,910 5.000%, 10/01/25 No Opt. Call Baa3 1,976,659
1,235 5.000%, 10/01/30 10/25 at 100.00 Baa3 1,271,284
1,715 3.125%, 10/01/31 10/25 at 100.00 Baa3 1,581,316
5,005 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2019A, 5.000%, 11/15/39
11/29 at 100.00 AA   5,387,782
1,885 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-1, 5.000%, 8/01/31
8/29 at 100.00 A-   2,008,411
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, CommonSpirit Health, Series 2019A-2:
4,010 5.000%, 8/01/25 No Opt. Call A- 4,170,761
1,950 5.000%, 8/01/29 No Opt. Call A- 2,129,927
2,045 5.000%, 8/01/30 8/29 at 100.00 A- 2,181,974
5,000 5.000%, 8/01/31 8/29 at 100.00 A- 5,327,350
6,375 5.000%, 8/01/33 8/29 at 100.00 A- 6,759,731
12,305 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019B-1, 5.000%, 8/01/49, (Mandatory
Put 8/01/25)
2/25 at 100.00 A-   12,671,689
35,215 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019B-2, 5.000%, 8/01/49, (Mandatory
Put 8/01/26)
2/26 at 100.00 A-   36,782,420
2,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Covenant Living Communities & Services, Series 2020A, 4.000%,
12/01/40
12/27 at 103.00 A-   1,742,400

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 370 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Evangelical Lutheran Good Samaritan Society Project, Series 2013,
5.500%, 6/01/33, (Pre-refunded 6/01/23)
6/23 at 100.00 N/R  (4) $ 373,393
14,655 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Parkview Medical Center, Series 2016, 3.125%, 9/01/42
9/26 at 100.00 Baa1   10,802,201
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, SCL Health System, Refunding Series 2019A:
115 5.000%, 1/01/26 No Opt. Call AA+ 122,415
5,000 4.000%, 1/01/37 1/30 at 100.00 AA+ 5,060,450
8,815 4.000%, 1/01/38 1/30 at 100.00 AA+ 8,890,457
5,250 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters
of Charity of Leavenworth Health Services Corporation, Series 2013A,
5.500%, 1/01/35, (Pre-refunded 1/01/24)
1/24 at 100.00 AA+  (4) 5,381,460
2,755 Colorado Housing and Finance Authority, Single Family Mortgage
Bonds, Class I Series 2021E, 2.125%, 11/01/42
5/30 at 100.00 AAA   1,940,043
6,510 Colorado Housing and Finance Authority, Single Family Mortgage
Bonds, Class I Series 2021H, 2.000%, 5/01/42
5/30 at 100.00 AAA   4,523,343
1,500 Delta County Memorial Hospital District, Colorado, Enterprise Revenue
Bonds, Refunding Series 2010, 5.500%, 9/01/25
1/23 at 100.00 N/R   1,439,850
Denver City and County, Colorado, Airport System
Revenue Bonds, Series 2022D:
1,705 5.750%, 11/15/34, (AMT) 11/32 at 100.00 AA- 1,951,628
830 5.750%, 11/15/35, (AMT) 11/32 at 100.00 AA- 941,984
15,000 Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2018A, 5.000%, 12/01/24, (AMT)
No Opt. Call A+   15,474,000
10,270 Denver City and County, Colorado, Special Facilities Airport Revenue
Bonds, United Airlines, Inc. Project, Refunding Series 2017, 5.000%,
10/01/32, (AMT)
10/23 at 100.00 B   10,121,393
Denver Convention Center Hotel Authority, Colorado,
Revenue Bonds, Convention Center Hotel, Refunding
Senior Lien Series 2016:
1,500 5.000%, 12/01/31 12/26 at 100.00 Baa2 1,532,715
500 5.000%, 12/01/32 12/26 at 100.00 Baa2 510,030
645 5.000%, 12/01/33 12/26 at 100.00 Baa2 656,500
360 Denver Urban Renewal Authority, Colorado, Tax Increment Revenue
Bonds, 9th and Colorado Urban Redevelopement Area, Series 2018A,
5.250%, 12/01/39, 144A
12/23 at 103.00 N/R   361,264
1,850 Denver Urban Renewal Authority, Colorado, Tax Increment Revenue
Bonds, 9th and Colorado Urban Redevelopment Area, Series 2018A,
5.250%, 12/01/39, 144A
12/23 at 103.00 N/R   1,858,973
5,900 Falcon Area Water and Wastewater Authority (El Paso County, Colorado),
Tap Fee Revenue Bonds, Series 2022A, 6.750%, 12/01/34, 144A
9/27 at 103.00 N/R   5,815,217
1,040 Peak Metropolitan District 1, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series 2021A,
4.000%, 12/01/35, 144A
3/26 at 103.00 N/R   869,814
3,945 Peak Metropolitan District 3, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Convertible Capital
Appreciation Bonds, Series 2022A-2, 7.750%, 12/01/42
12/27 at 81.99 N/R   2,152,944
380 Prairie Center Metropolitan District 7, Brighton, Adams County,
Colorado, Limited Tax General Obligation Bonds, Series 2020,
4.125%, 12/15/36
12/25 at 103.00 N/R   328,958
750 Rampart Range Metropolitan District 5, Lone Tree, Douglas County,
Colorado, Limited Tax Supported and Special Revenue Bonds, Series
2021, 4.000%, 12/01/36
10/26 at 102.00 N/R   614,895

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
Regional Transportation District, Colorado, Private Activity
Bonds, Denver Transit Partners Eagle P3 Project, Series
2020A:
$ 600 5.000%, 1/15/28 No Opt. Call A- $ 627,012
550 5.000%, 7/15/28 No Opt. Call A- 576,917
750 5.000%, 1/15/29 No Opt. Call A- 788,745
500 5.000%, 7/15/29 No Opt. Call A- 527,590
555 5.000%, 1/15/30 No Opt. Call A- 587,174
445 5.000%, 7/15/30 No Opt. Call A- 472,292
1,035 5.000%, 1/15/31 No Opt. Call A- 1,101,012
3,400 4.000%, 7/15/40 No Opt. Call A- 3,048,066
Riverwalk Metropolitan District 2, Glendale, Arapahoe
County, Colorado, Special Revenue Bonds, Series 2022A:
2,100 4.500%, 12/01/32 3/27 at 103.00 N/R 1,863,603
9,095 5.000%, 12/01/42 3/27 at 103.00 N/R 8,027,065
1,000 Spring Mesa Metropolitan District, Jefferson County, Colorado, General
Obligation Bonds, Refunding Series 2015, 3.750%, 12/01/44 - AGC
Insured
12/25 at 100.00 AA   905,050
730 Transport Metropolitan District 3, In the City of Aurora, Adams County,
Colorado, General Obligation Limited Bonds, Series 2021A-1, 5.000%,
12/01/41
3/26 at 103.00 N/R   636,137
1,025 West Globeville Metropolitan District 1, Denver, Colorado, General
Obligation Limited Tax Bonds, Series 2022, 6.250%, 12/01/32
12/29 at 103.00 N/R   973,432
221,605 Total Colorado 214,428,039
Connecticut - 1.5%
3,640 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Hartford HealthCare Issue, Series 2020A, 4.000%, 7/01/36
1/30 at 100.00 A+   3,567,237
1,955 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Hartford HealthCare Issue, Series 2020B-1, 5.000%, 7/01/53,
(Mandatory Put 1/01/25)
10/24 at 100.93 A+   2,026,846
Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Nuvance Health Series 2019A:
2,815 4.000%, 7/01/34 7/29 at 100.00 BBB+ 2,741,698
10,495 4.000%, 7/01/35 7/29 at 100.00 BBB+ 9,989,036
5,000 4.000%, 7/01/36 7/29 at 100.00 BBB+ 4,692,250
Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Stamford Hospital, Series 2021L-1:
700 4.000%, 7/01/26 No Opt. Call BBB+ 704,459
925 4.000%, 7/01/27 No Opt. Call BBB+ 931,068
775 4.000%, 7/01/28 No Opt. Call BBB+ 780,541
600 4.000%, 7/01/29 No Opt. Call BBB+ 604,098
11,580 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Yale University, Series 2014A, 1.100%, 7/01/48, (Mandatory Put
2/07/23)
No Opt. Call AAA   11,548,734
5,530 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Yale University, Series 2016A-2, 2.000%, 7/01/42, (Mandatory Put
7/01/26)
No Opt. Call AAA   5,241,555
8,610 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Yale University, Series 2017B-2, 0.550%, 7/01/37, (Mandatory Put
7/03/23)
No Opt. Call AAA   8,466,299
7,735 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Yale-New Haven Health Issue, Series 2014D, 1.800%, 7/01/49,
(Mandatory Put 7/01/24)
1/24 at 100.00 AA-   7,487,016

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Connecticut (continued)
$ 1,170 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2018D-1, 4.000%, 11/15/38
11/27 at 100.00 AAA   $ 1,153,842
895 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2019B-1, 3.300%, 11/15/39
11/28 at 100.00 AAA   841,560
1,540 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2019E-1, 2.850%, 11/15/39
11/28 at 100.00 AAA   1,244,089
5,570 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2019F-1, 2.750%, 11/15/37
11/28 at 100.00 AAA   4,542,112
Connecticut Housing Finance Authority, Housing
Mortgage Finance Program Bonds, Series 2020A-1:
5,195 2.450%, 5/15/38 5/29 at 100.00 AAA 4,189,144
5,125 3.500%, 11/15/45 5/29 at 100.00 AAA 5,055,556
5,000 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2020D-1, 2.350%, 11/15/40
5/30 at 100.00 AAA   3,636,700
2,850 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2020E-1, 2.350%, 11/15/40
5/30 at 100.00 AAA   2,205,530
10,700 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2020E-3, 1.850%, 5/15/38
5/30 at 100.00 AAA   7,371,658
11,105 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2021B-1, 2.100%, 11/15/40
11/30 at 100.00 AAA   7,795,821
22,870 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Social Series 2021D-1, 2.300%, 11/15/41
11/30 at 100.00 AAA   16,704,705
1,790 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes, Refunding Series 20168C, 5.000%, 10/01/23
No Opt. Call AA   1,818,031
3,440 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes, Refunding Series 2021C, 5.000%, 1/01/25
No Opt. Call AA   3,596,967
585 Steel Point Infrastructure Improvement District, Connecticut, Special
Obligation Revenue Bonds, Steelpointe Harbor Project, Series 2021,
4.000%, 4/01/41
4/30 at 100.00 N/R   476,623
138,195 Total Connecticut 119,413,175
Delaware - 0.3%
17,440 Delaware Economic Development Authority, Exempt Facility Revenue
Bonds, NRG Energy Project, Refunding Series 2020A, 1.250%,
10/01/45, (Mandatory Put 10/01/25)
10/25 at 100.00 BBB-   16,176,647
1,000 Delaware Health Facilities Authority, Revenue Bonds, Bayhealth Medical
Center Project, Series 2017A, 4.000%, 7/01/35
7/27 at 100.00 AA   1,008,880
3,995 Delaware Health Facilities Authority, Revenue Bonds, Nanticoke
Memorial Hospital, Series 2013, 5.000%, 7/01/28, (Pre-refunded
7/01/23)
7/23 at 100.00 AA-  (4) 4,034,790
22,435 Total Delaware 21,220,317
District of Columbia - 1.0%
3,880 District of Columbia Student Dormitory Revenue Bonds, Provident
Group - Howard Properties LLC Issue, Series 2013, 5.000%, 10/01/30
1/23 at 100.00 BB-   3,879,922
1,150 District of Columbia Tobacco Settlement Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2001, 6.500%, 5/15/33
No Opt. Call A2   1,177,336
159,565 District of Columbia Tobacco Settlement Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2006A, 0.000%, 6/15/46
1/23 at 23.73 N/R   34,809,105

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
District of Columbia (continued)
Metropolitan Washington Airports Authority, District
of Columbia, Dulles Toll Road Revenue Bonds, Dulles
Metrorail & Capital Improvement Projects, Refunding First
Senior Lien Series 2019A:
$ 1,250 5.000%, 10/01/33 10/28 at 100.00 A $ 1,361,125
1,750 5.000%, 10/01/34 10/28 at 100.00 A 1,901,638
2,025 5.000%, 10/01/35 10/28 at 100.00 A 2,183,760
5,225 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Forward Delivery Refunding Series 2020A, 5.000%,
10/01/23, (AMT)
No Opt. Call AA-   5,278,713
4,915 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2015B, 5.000%, 10/01/35, (AMT)
10/25 at 100.00 AA-   5,016,691
5,560 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2018A, 5.000%, 10/01/26, (AMT)
No Opt. Call AA-   5,870,860
8,300 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2021A, 5.000%, 10/01/27, (AMT)
No Opt. Call AA-   8,838,753
Washington Metropolitan Area Transit Authority, District
of Columbia, Dedicated Revenue Bonds, Green Series
2021A:
2,820 5.000%, 7/15/27 No Opt. Call AA 3,101,182
6,910 4.000%, 7/15/34 7/31 at 100.00 AA 7,098,021
1,260 Washington Metropolitan Area Transit Authority, District of Columbia,
Gross Revenue Bonds, Series 2018, 5.000%, 7/01/25
No Opt. Call AA-   1,330,421
204,610 Total District of Columbia 81,847,527
Florida - 4.2%
4,170 Alachua County Health Facilities Authority, Florida, Health Facilities
Revenue Bonds, Shands Teaching Hospital & Clinics, Inc. at the
University of Florida Project, Refunding Series 2019B-2, 5.000%,
12/01/37, (Mandatory Put 12/01/26)
6/26 at 100.00 A   4,416,947
11,195 Broward County School Board, Florida, Certificates of Participation,
Series 2022A, 5.000%, 7/01/26
No Opt. Call Aa3   12,026,900
Broward County, Florida, Airport System Revenue Bonds,
Series 2015A:
10,000 5.000%, 10/01/34, (AMT) 10/25 at 100.00 A+ 10,275,300
15,135 5.000%, 10/01/35, (AMT) 10/25 at 100.00 A+ 15,507,170
3,215 Broward County, Florida, Port Facilities Revenue Bonds, Series 2019B,
2.250%, 9/01/29, (AMT)
No Opt. Call A1   2,999,691
Cape Coral, Florida, Utility Improvement Assessment
Bonds, Refunding Various Areas Series 2017:
885 2.250%, 9/01/23 - AGM Insured No Opt. Call AA 879,894
1,410 2.500%, 9/01/24 - AGM Insured No Opt. Call AA 1,395,985
1,230 2.750%, 9/01/25 - AGM Insured No Opt. Call AA 1,226,396
855 2.750%, 9/01/26 - AGM Insured No Opt. Call AA 852,204
545 3.000%, 9/01/27 - AGM Insured No Opt. Call AA 543,997
Cape Coral, Florida, Water and Sewer Revenue Bonds,
Refunding Series 2015:
9,685 5.000%, 10/01/32 10/25 at 100.00 A+ 10,165,085
7,325 5.000%, 10/01/33 10/25 at 100.00 A+ 7,682,167
2,030 Capital Trust Agency, Florida, Educational Facilities Lease Revenue
Bonds, Franklin Academy Projects, Series 2020, 5.000%, 12/15/35,
144A
7/26 at 100.00 N/R   1,962,320
7,620 Central Florida Expressway Authority, Revenue Bonds, Refunding Senior
Lien Series 2021, 5.000%, 7/01/26 - AGM Insured
No Opt. Call AA   8,199,425

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 14,640 Citizens Property Insurance Corporation, Florida, Coastal Account
Senior Secured Bonds, Series 2015A-1, 5.000%, 6/01/25
12/24 at 100.00 AA   $ 15,110,822
Collier County Educational Facilities Authority, Florida,
Revenue Bonds, Hodges University, Refunding Series
2013:
485 4.750%, 11/01/23, (ETM) No Opt. Call N/R (4) 491,654
1,860 6.000%, 11/01/33, (Pre-refunded 11/01/23) 11/23 at 100.00 N/R (4) 1,905,533
1,000 Davie, Florida, Educational Facilities Revenue Bonds, Nova Southeastern
University Project, Series 2013A, 6.000%, 4/01/42, (Pre-refunded
4/01/23)
4/23 at 100.00 A3  (4) 1,007,190
370 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Classical Preparatory Incorporated Project, Series
2017A, 5.000%, 6/15/27, 144A
6/26 at 100.00 N/R   364,206
1,155 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Mater Academy Projects, Series 2020A, 5.000%,
6/15/35
6/27 at 100.00 BBB   1,173,422
30,000 Florida Development Finance Corporation, Florida, Surface
Transportation Facility Revenue Bonds, Brightline Passenger Rail
Project, Green Series 2019B, 7.375%, 1/01/49, (AMT), 144A
1/24 at 107.00 N/R   26,250,000
Florida Development Finance Corporation, Florida,
Surface Transportation Facility Revenue Bonds, Virgin
Trains USA Passenger Rail Project, Series 2019A:
24,240 6.250%, 1/01/49, (AMT), (Mandatory Put 1/01/24), 144A 1/23 at 101.00 N/R 23,303,609
44,460 6.375%, 1/01/49, (AMT), (Mandatory Put 1/01/26), 144A 1/23 at 102.00 N/R 40,634,217
30,650 6.500%, 1/01/49, (AMT), (Mandatory Put 1/01/29), 144A 1/23 at 102.00 N/R 27,394,050
25,965 Florida Development Finance Corporation, Revenue Bonds, Brightline
Passenger Rail Expansion Project, Series 2022A, 7.250%, 7/01/57,
(AMT), (Mandatory Put 10/03/23), 144A
1/23 at 102.00 N/R   25,892,817
Florida Higher Educational Facilities Financing Authority,
Revenue Bonds, Nova Southeastern University Project,
Refunding Series 2016:
1,305 5.000%, 4/01/32 4/26 at 100.00 A- 1,349,096
1,760 5.000%, 4/01/33 4/26 at 100.00 A- 1,815,035
6,015 5.000%, 4/01/34 4/26 at 100.00 A- 6,179,210
4,290 5.000%, 4/01/35 4/26 at 100.00 A- 4,392,016
805 Florida Housing Finance Corporation, Homeowner Mortgage Revenue
Bonds, Series 2017-1, 3.600%, 7/01/37
1/27 at 100.00 Aaa   786,743
1,915 Florida Housing Finance Corporation, Homeowner Mortgage Revenue
Bonds, Series 2018-2, 4.050%, 7/01/38
1/28 at 100.00 Aaa   1,872,315
4,470 Florida Housing Finance Corporation, Homeowner Mortgage Revenue
Bonds, Series 2019-1, 3.000%, 7/01/39
7/28 at 100.00 Aaa   4,239,080
7,890 Florida Housing Finance Corporation, Homeowner Mortgage Revenue
Bonds, Social Series 2021-2, 2.050%, 7/01/41
7/30 at 100.00 Aaa   5,689,242
1,465 Florida Municipal Power Agency, Power Supply Revenue Bonds, All
Requirements Project, Refunding Series 2016A, 5.000%, 10/01/30
10/26 at 100.00 AA-   1,567,125
9,955 Florida State Department of Transportation, Federal Highway
Reimbursement Revenue Bonds, Indirect GARVEES Series 2021A,
5.000%, 7/01/26
No Opt. Call AA   10,705,010
5,105 JEA, Florida, Electric System Revenue Bonds, Subordinated Series Three
2020A, 5.000%, 10/01/27
No Opt. Call AA   5,602,380
6,020 Miami-Dade County Educational Facilities Authority, Florida, Revenue
Bonds, University of Miami, Series 2015A, 5.000%, 4/01/35
4/25 at 100.00 A2   6,206,740
5,060 Miami-Dade County Educational Facilities Authority, Florida, Revenue
Bonds, University of Miami, Series 2018A, 5.000%, 4/01/53
4/28 at 100.00 A2   5,208,916

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Miami-Dade County Expressway Authority, Florida, Toll
System Revenue Bonds, Refunding Series 2014B:
$ 2,830 5.000%, 7/01/24 No Opt. Call A $ 2,901,684
2,175 5.000%, 7/01/27 7/24 at 100.00 A 2,227,222
7,645 Orange County Health Facilities Authority Revenue Bonds, Florida,
Presbyterian Retirement Communities Obligated Group Project, Series
2023A, 4.000%, 8/01/36 (WI/DD, Settling 5/03/23)
8/30 at 103.00 A-   6,971,705
Orlando, Florida, Tourist Development Tax Revenue
Bonds, 6th Cent Contract Payments, Refunding Senior
Series 2017A:
4,000 5.000%, 11/01/32 - AGM Insured 11/27 at 100.00 AA 4,326,640
2,015 5.000%, 11/01/34 - AGM Insured 11/27 at 100.00 AA 2,178,840
1,000 Osceola County, Florida, Transportation Revenue Bonds, Osceola
Parkway, Refunding & Improvement Series 2019A-1, 5.000%, 10/01/49
10/29 at 100.00 BBB+   1,001,620
2,525 Palm Beach County Health Facilities Authority, Florida, Hospital Revenue
Bonds, BRCH Corporation Obligated Group, Refunding Series 2014,
5.000%, 12/01/31, (Pre-refunded 12/01/24)
12/24 at 100.00 N/R  (4) 2,617,112
4,200 Pompano Beach, Florida, Revenue Bonds, John Knox Village of Florida
Incorporated Project, Series 2021B-1, 2.000%, 1/01/29
No Opt. Call BBB   3,536,946
Seminole County Industrial Development Authority,
Florida, Educational Facilities Revenue Bonds, Galileo
Schools for Gifted Learning, Series 2021A:
315 4.000%, 6/15/36, 144A 6/31 at 100.00 Ba1 267,816
425 4.000%, 6/15/41, 144A 6/31 at 100.00 Ba1 342,342
4,840 South Florida Water Management District, Certificates of Participation,
Series 2015, 5.000%, 10/01/33
4/26 at 100.00 AA   5,134,853
1,700 Tampa, Florida, Capital Improvement Cigarette Tax Allocation Bonds, H.
Lee Moffitt Cancer Center Project, Series 2020A, 0.000%, 9/01/34
9/30 at 86.77 A+   1,043,681
339,850 Total Florida 329,824,370
Georgia - 2.0%
Atlanta, Georgia, Airport Passenger Facilities Charge and
General Revenue Bonds, Refunding Subordinate Lien
Series 2014A:
11,070 5.000%, 1/01/27 1/24 at 100.00 AA- 11,316,750
4,350 5.000%, 1/01/29 1/24 at 100.00 AA- 4,440,524
7,075 5.000%, 1/01/30 1/24 at 100.00 AA- 7,214,731
3,670 Fulton County Residential Care Facilities Elderly Authority, Georgia,
Revenue Bonds, Canterbury Court Project Entrance Fee , Series
2021B. TEMPS-80, 2.250%, 10/01/28, 144A
10/23 at 100.00 N/R   3,008,042
Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2018A:
1,315 3.600%, 12/01/33 6/27 at 100.00 AAA 1,279,929
1,235 3.850%, 12/01/38 6/27 at 100.00 AAA 1,214,684
Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2019A:
2,940 3.050%, 12/01/34 6/28 at 100.00 AAA 2,741,550
4,000 3.350%, 12/01/39 6/28 at 100.00 AAA 3,597,520
8,285 Georgia Housing and Finance Authority, Single Family Mortgage Bonds,
Series 2019B, 2.950%, 12/01/39
12/28 at 100.00 AAA   6,874,645
4,250 Georgia Housing and Finance Authority, Single Family Mortgage Bonds,
Series 2021A, 2.400%, 12/01/41
12/30 at 100.00 AAA   3,003,560
5,765 Georgia Housing and Finance Authority, Single Family Mortgage Bonds,
Sub Series 2015A-1, 3.700%, 12/01/35
12/24 at 100.00 AAA   5,511,801

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Georgia (continued)
Georgia Ports Authority, Revenue Bonds, Series 2022:
$ 3,000 5.000%, 7/01/34 7/32 at 100.00 AA $ 3,503,370
3,375 5.000%, 7/01/35 7/32 at 100.00 AA 3,906,866
1,475 5.000%, 7/01/36 7/32 at 100.00 AA 1,695,336
1,180 5.000%, 7/01/37 7/32 at 100.00 AA 1,346,309
17,500 Gwinnett County School District, Georgia, General Obligation Bonds,
Sales Tax Series 2022B, 5.000%, 8/01/25
No Opt. Call AAA   18,557,000
26,605 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds,
Series 2019B, 4.000%, 8/01/49, (Mandatory Put 12/02/24)
9/24 at 100.43 Aa2   26,610,587
3,325 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds,
Series 2021A, 4.000%, 7/01/52, (Mandatory Put 9/01/27)
6/27 at 100.65 Aa1   3,299,165
20,650 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds,
Series 2022A, 4.000%, 9/01/52, (Mandatory Put 12/01/29)
9/29 at 100.28 A3   20,096,580
3,250 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds,
Series 2022B, 5.000%, 12/01/52, (Mandatory Put 6/01/29)
3/29 at 100.24 A3   3,356,925
17,900 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds,
Series 2022C, 4.000%, 8/01/52, (Mandatory Put 11/01/27), 144A
5/27 at 100.81 BBB-   16,836,382
10,000 Private Colleges and Universities Authority, Georgia, Revenue Bonds,
Emory University, Series 2022A, 5.000%, 9/01/32
No Opt. Call AA   11,967,600
162,215 Total Georgia 161,379,856
Guam - 0.1%
4,070 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2013, 5.500%, 7/01/43, (Pre-refunded
7/01/23)
7/23 at 100.00 A- (4) 4,120,387
Hawaii - 0.8%
10,780 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaiian Electric Company, Inc. and Subsidiary Projects,
Refunding Series 2019, 3.200%, 7/01/39
7/29 at 100.00 A-   8,802,086
10,185 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaiian Electric Company, Inc. and Subsidiary Projects, Series
2017A, 3.100%, 5/01/26, (AMT)
No Opt. Call A-   9,953,902
Hawaii Department of Budget and Finance, Special
Purpose Revenue Bonds, Queens Health Systems, Series
2015A:
5,515 5.000%, 7/01/26 7/25 at 100.00 AA 5,795,052
4,510 5.000%, 7/01/27 7/25 at 100.00 AA 4,738,341
7,825 5.000%, 7/01/28 7/25 at 100.00 AA 8,220,241
9,180 5.000%, 7/01/29 7/25 at 100.00 AA 9,642,396
15,450 HAWAIIAN ELECTRIC COMPANY INC. and Its Subsidiaries, Special
Purpose Revenue Bonds, Department of Budget and Finance of the
State of Hawaii, Series 2015, 3.250%, 1/01/25, (AMT)
No Opt. Call A-   15,267,072
63,445 Total Hawaii 62,419,090
Idaho - 0.4%
560 Boise City, Idaho, Airport Revenue Bonds, Aircraft Maintenance Facilities
Project, Subordinate Series 2015, 3.750%, 9/01/32, (AMT)
9/25 at 100.00 A2   551,746
2,205 Boise City, Idaho, Airport Revenue Bonds, Employee Parking Facilities
Project, Series 2021B, 4.000%, 9/01/46, (AMT)
9/31 at 100.00 A1   1,951,381
2,540 Boise City, Idaho, Airport Revenue Bonds, Public Parking Facilities
Project, Refunding Series 2021A, 5.000%, 9/01/46
9/31 at 100.00 A1   2,650,490
1,100 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health
System Project, Series 2014A, 4.125%, 3/01/37
3/24 at 100.00 A   1,098,031

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Idaho (continued)
$ 2,840 Idaho Housing and Finance Association, Grant and Revenue
Anticipation Bonds, Federal Highway Trust Funds, Series 2021A,
5.000%, 7/15/29
No Opt. Call A+   $ 3,199,629
1,000 Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Victory Charter School, Inc. Project, Refunding Series 2016A,
5.000%, 7/01/39, 144A
7/26 at 100.00 BBB-   1,015,140
950 Idaho Housing and Finance Association, Single Family Mortgage
Revenue Bonds, Series 2019C, 2.900%, 7/01/39
1/29 at 100.00 Aa1   886,777
12,005 Nez Perce County, Idaho, Pollution Control Revenue Bonds, Potlatch
Corporation Project, Refunding Series 2016, 2.750%, 10/01/24
No Opt. Call BBB-   11,803,916
13,690 Spring Valley Community Infrastructure District 1, Eagle, Idaho, Special
Assessment Bonds, Series 2021, 3.750%, 9/01/51, 144A
12/26 at 103.00 N/R   9,844,616
36,890 Total Idaho 33,001,726
Illinois - 10.5%
900 Bartlett, Illinois, Tax Increment Revenue Bonds, Barlett Quarry Redev
Project, Senior Lien Series 2016, 4.000%, 1/01/24
1/23 at 100.00 N/R   891,657
4,700 Berwyn, Cook County, Illinois, General Obligation Bonds, Series 2014A,
5.000%, 12/01/34
12/24 at 100.00 BBB   4,726,085
Bolingbrook, Will and DuPage Counties, Illinois, General
Obligation Bonds, Refunding Series 2013A:
2,800 0.000%, 1/01/30, (Pre-refunded 7/01/23) 7/23 at 72.73 A2 (4) 2,006,200
2,550 0.000%, 1/01/31, (Pre-refunded 7/01/23) 7/23 at 68.95 A2 (4) 1,732,088
2,760 0.000%, 1/01/32, (Pre-refunded 7/01/23) 7/23 at 65.29 A2 (4) 1,775,204
4,000 0.000%, 1/01/33, (Pre-refunded 7/01/23) 7/23 at 61.69 A2 (4) 2,431,080
Cary, Illinois, Special Tax Bonds, Special Service Area 1,
Refunding Series 2016:
425 2.150%, 3/01/23 - BAM Insured No Opt. Call AA 423,827
440 2.350%, 3/01/24 - BAM Insured No Opt. Call AA 434,276
944 2.700%, 3/01/26 - BAM Insured 3/25 at 100.00 AA 931,482
1,030 2.900%, 3/01/28 - BAM Insured 3/25 at 100.00 AA 1,024,438
951 3.050%, 3/01/30 - BAM Insured 3/25 at 100.00 AA 942,127
Cary, Illinois, Special Tax Bonds, Special Service Area 2,
Refunding Series 2016:
580 2.150%, 3/01/23 - BAM Insured No Opt. Call AA 578,399
605 2.350%, 3/01/24 - BAM Insured No Opt. Call AA 597,129
936 2.700%, 3/01/26 - BAM Insured 3/25 at 100.00 AA 923,589
1,399 2.900%, 3/01/28 - BAM Insured 3/25 at 100.00 AA 1,391,445
1,427 3.050%, 3/01/30 - BAM Insured 3/25 at 100.00 AA 1,413,686
29,585 Chicago Board of Education, Illinois, Dedicated Capital Improvement
Tax Revenue Bonds, Series 2016, 6.000%, 4/01/46
4/27 at 100.00 A   30,700,946
Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2017:
1,860 5.000%, 4/01/33 4/27 at 100.00 A 1,898,260
1,000 5.000%, 4/01/42 4/27 at 100.00 A 1,001,780
1,150 Chicago Board of Education, Illinois, Dedicated Capital Improvement
Tax Revenue Bonds, Series 2018, 5.000%, 4/01/37
4/28 at 100.00 A   1,163,041
10,900 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017B, 7.000%, 12/01/42,
144A
12/27 at 100.00 BB   11,878,275
Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Refunding Series 2017C:
3,125 5.000%, 12/01/27 No Opt. Call BB+ 3,195,344
12,385 5.000%, 12/01/30 12/27 at 100.00 BB+ 12,633,938

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 2,600 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017D, 5.000%, 12/01/31
12/27 at 100.00 BB+   $ 2,648,880
8,925 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017H, 5.000%, 12/01/36
12/27 at 100.00 BB   8,964,002
Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Refunding Series 2018C:
2,885 5.000%, 12/01/23 No Opt. Call BB+ 2,912,927
2,300 5.000%, 12/01/24 No Opt. Call BB+ 2,343,033
Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Refunding Series 2019A:
1,860 0.000%, 12/01/25 No Opt. Call BB+ 1,658,283
2,545 0.000%, 12/01/26 No Opt. Call BB+ 2,174,550
4,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2021B, 5.000%, 12/01/31
12/30 at 100.00 BB+   4,104,000
19,585 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2017A, 7.000%, 12/01/46, 144A
12/27 at 100.00 BB   21,233,274
Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Series 2021A:
1,000 5.000%, 12/01/33 12/30 at 100.00 BB+ 1,020,900
5,300 5.000%, 12/01/36 12/30 at 100.00 BB+ 5,316,907
5,950 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Second Lien Series 2020A, 5.000%, 12/01/45
12/29 at 100.00 A+   6,029,671
Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Refunding Senior Lien Series
2015A:
5,720 5.000%, 1/01/33 1/25 at 100.00 A+ 5,835,315
4,225 5.000%, 1/01/34 1/25 at 100.00 A+ 4,305,824
Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2018B:
2,500 5.000%, 1/01/36 1/29 at 100.00 A+ 2,683,175
3,000 5.000%, 1/01/37 1/29 at 100.00 A+ 3,191,040
4,000 5.000%, 1/01/38 1/29 at 100.00 A+ 4,228,880
1,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Senior Lien Series 2022A, 4.500%, 1/01/48
1/31 at 100.00 A+   945,140
3,320 Chicago, Illinois, General Obligation Bonds, Chicago Works Series
2023A, 5.250%, 1/01/38 (WI/DD, Settling 1/09/23)
1/32 at 100.00 BBB+   3,439,254
17,865 Chicago, Illinois, General Obligation Bonds, Project & Refunding Series
2017A, 6.000%, 1/01/38
1/27 at 100.00 BBB+   18,854,006
Chicago, Illinois, General Obligation Bonds, Refunding
Series 2016C:
4,745 5.000%, 1/01/23, (ETM) No Opt. Call BBB+ (4) 4,745,000
2,080 5.000%, 1/01/23, (ETM) No Opt. Call N/R (4) 2,080,000
7,600 5.000%, 1/01/24 No Opt. Call BBB+ 7,682,460
4,440 5.000%, 1/01/25 No Opt. Call BBB+ 4,527,068
2,045 5.000%, 1/01/26 No Opt. Call BBB+ 2,101,483
Chicago, Illinois, Midway Airport Revenue Bonds,
Refunding Second Lien Series 2014A:
3,330 5.000%, 1/01/27 1/24 at 100.00 A 3,368,628
9,985 5.000%, 1/01/28 1/24 at 100.00 A 10,090,541
1,525 Cook County Community College District 508, Illinois, General
Obligation Bonds, Chicago City Colleges, Series 2013, 5.000%,
12/01/24
12/23 at 100.00 A+   1,539,960
6,075 Cook County, Illinois, General Obligation Bonds, Refunding Series
2021A, 5.000%, 11/15/26
No Opt. Call AA-   6,490,834

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 3,440 Cook County, Illinois, Sales Tax Revenue Bonds, Series 2021A, 4.000%,
11/15/41
11/30 at 100.00 AA-   $ 3,175,258
4,010 DuPage County School District 58 Downers Grove, Illinois, General
Obligation Bonds,  School Series 2022, 5.250%, 12/15/39
12/32 at 100.00 Aa1   4,531,741
Effingham and Clay Counties Community Unit School
District Number 40, Effingham,  Illinois, General
Obligation Bonds, School Series 2019A:
1,000 4.000%, 12/01/30 - BAM Insured 12/27 at 100.00 AA 1,050,680
1,000 4.000%, 12/01/34 - BAM Insured 12/27 at 100.00 AA 1,033,600
1,395 4.000%, 12/01/35 - BAM Insured 12/27 at 100.00 AA 1,428,871
1,455 4.000%, 12/01/36 - BAM Insured 12/27 at 100.00 AA 1,466,800
500 Huntley, Illinois, Special Tax Bonds, Special Service Area 10, Refunding
Series 2017, 2.800%, 3/01/25 - BAM Insured
No Opt. Call AA   497,905
Huntley, Illinois, Special Tax Bonds, Special Service Area
9, Refunding Series 2017:
872 2.400%, 3/01/23 - BAM Insured No Opt. Call AA 870,221
922 2.600%, 3/01/24 - BAM Insured No Opt. Call AA 913,315
1,020 3.000%, 3/01/26 - BAM Insured No Opt. Call AA 1,021,724
1,050 3.150%, 3/01/27 - BAM Insured 3/26 at 100.00 AA 1,059,607
6,815 Illinois Finance Authority, Revenue Bonds, Advocate Health Care
Network, Refunding Series 2008A-2, 4.000%, 11/01/30
No Opt. Call AA   6,889,761
7,480 Illinois Finance Authority, Revenue Bonds, Advocate Health Care
Network, Refunding Series 2008A-3, 5.000%, 11/01/30
No Opt. Call AA   7,801,790
1,240 Illinois Finance Authority, Revenue Bonds, Advocate Health Care
Network, Refunding Series 2014, 5.000%, 8/01/23
No Opt. Call AA   1,253,429
8,500 Illinois Finance Authority, Revenue Bonds, Advocate Health Care
Network, Series 2008A-1, 4.000%, 11/01/30
No Opt. Call AA   8,590,610
6,400 Illinois Finance Authority, Revenue Bonds, Ann & Robert H. Lurie
Children's Hospital of Chicago, Refunding Series 2017, 4.000%,
8/15/39
8/27 at 100.00 AA   6,349,056
2,000 Illinois Finance Authority, Revenue Bonds, Art Institute of Chicago,
Series 2016, 5.000%, 3/01/30
3/26 at 100.00 AA   2,120,140
Illinois Finance Authority, Revenue Bonds, Ascension
Health/fkaPresence Health Network, Series 2016C:
2,290 3.625%, 2/15/32 2/27 at 100.00 AA+ 2,301,359
10,000 3.750%, 2/15/34 2/27 at 100.00 AA+ 10,043,000
30,010 4.000%, 2/15/41 2/27 at 100.00 AA+ 28,804,798
70 4.000%, 2/15/41, (Pre-refunded 2/15/27) 2/27 at 100.00 N/R (4) 73,140
1,505 4.000%, 2/15/41, (Pre-refunded 2/15/27) 2/27 at 100.00 N/R (4) 1,572,499
Illinois Finance Authority, Revenue Bonds, Centegra
Health System, Series 2014A:
475 5.000%, 9/01/26, (Pre-refunded 9/01/24) 9/24 at 100.00 N/R (4) 491,734
1,205 5.000%, 9/01/27, (Pre-refunded 9/01/24) 9/24 at 100.00 N/R (4) 1,247,452
775 5.000%, 9/01/29, (Pre-refunded 9/01/24) 9/24 at 100.00 N/R (4) 802,303
2,450 5.000%, 9/01/34, (Pre-refunded 9/01/24) 9/24 at 100.00 N/R (4) 2,536,314
3,015 4.625%, 9/01/39, (Pre-refunded 9/01/24) 9/24 at 100.00 N/R (4) 3,103,038
7,055 5.000%, 9/01/42, (Pre-refunded 9/01/24) 9/24 at 100.00 N/R (4) 7,303,548
Illinois Finance Authority, Revenue Bonds, Memorial
Health System, Series 2019:
2,505 5.000%, 4/01/31 4/29 at 100.00 AA- 2,699,438
1,300 5.000%, 4/01/32 4/29 at 100.00 AA- 1,397,968
4,500 5.000%, 4/01/34 4/29 at 100.00 AA- 4,797,270
7,610 5.000%, 4/01/36 4/29 at 100.00 AA- 7,976,117

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 5,395 Illinois Finance Authority, Revenue Bonds, Mercy Health Corporation,
Series 2016, 5.000%, 12/01/24
No Opt. Call A3   $ 5,562,407
Illinois Finance Authority, Revenue Bonds, Northwest
Community Hospital, Refunding Series 2016A:
2,370 5.000%, 7/01/33, (Pre-refunded 7/01/26) 7/26 at 100.00 Aa3 (4) 2,555,950
3,170 5.000%, 7/01/34, (Pre-refunded 7/01/26) 7/26 at 100.00 Aa3 (4) 3,418,718
5,000 5.000%, 7/01/35, (Pre-refunded 7/01/26) 7/26 at 100.00 Aa3 (4) 5,392,300
Illinois Finance Authority, Revenue Bonds, OSF
Healthcare System, Series 2015A:
1,000 5.000%, 11/15/27 11/25 at 100.00 A 1,046,560
1,890 5.000%, 11/15/28 11/25 at 100.00 A 1,972,536
2,000 5.000%, 11/15/29 11/25 at 100.00 A 2,081,380
1,000 Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of
Chicago, Series 2013A, 5.500%, 7/01/28
7/23 at 100.00 A-   1,002,990
2,950 Illinois Finance Authority, Revenue Bonds, Roosevelt University, Series
2007, 5.400%, 4/01/27
1/23 at 100.00 B   2,901,561
Illinois Finance Authority, Revenue Bonds, Silver Cross
Hospital and Medical Centers, Refunding Series 2015C:
2,215 5.000%, 8/15/35 8/25 at 100.00 A3 2,259,056
5,000 5.000%, 8/15/44 8/25 at 100.00 A3 4,815,900
Illinois FInance Authority, Revenue Bonds, Southern
Illinois Healthcare Enterprises, Inc., Refunding Series
2017C:
1,160 5.000%, 3/01/32 3/27 at 100.00 AA- 1,219,160
2,750 5.000%, 3/01/33 3/27 at 100.00 AA- 2,885,822
1,650 5.000%, 3/01/34 3/27 at 100.00 AA- 1,727,336
1,815 4.000%, 3/01/35 3/27 at 100.00 AA- 1,822,078
3,125 Illinois Finance Authority, Revenue Bonds, University of Chicago
Medicine, Series 2022A, 5.000%, 8/15/52, (Mandatory Put 8/15/27)
5/27 at 100.00 AA-   3,368,313
3,275 Illinois Finance Authority, Revenue Bonds, University of Chicago
Medicine, Series 2022B-1, 5.000%, 8/15/52, (Mandatory Put 8/15/25)
5/25 at 100.00 AA-   3,419,002
21,355 Illinois Housing Development Authority, Revenue Bonds, Green Series
2021B, 2.150%, 10/01/41
4/30 at 100.00 Aaa   14,784,280
560 Illinois Housing Development Authority, Revenue Bonds, Series 2019D,
2.950%, 10/01/39
4/29 at 100.00 Aaa   553,286
Illinois State, General Obligation Bonds, February Series
2014:
4,110 5.000%, 2/01/23 No Opt. Call BBB+ 4,114,192
5,815 5.000%, 2/01/24 No Opt. Call BBB+ 5,891,293
4,985 5.000%, 2/01/25 2/24 at 100.00 BBB+ 5,039,386
4,675 5.000%, 2/01/26 2/24 at 100.00 BBB+ 4,720,581
6,275 5.000%, 2/01/27 2/24 at 100.00 BBB+ 6,331,601
3,020 Illinois State, General Obligation Bonds, June Series 2016, 3.500%,
6/01/29
6/26 at 100.00 BBB+   2,871,174
Illinois State, General Obligation Bonds, May Series 2014:
1,000 5.000%, 5/01/28 5/24 at 100.00 BBB+ 1,009,240
1,800 5.000%, 5/01/32 5/24 at 100.00 BBB+ 1,807,182
12,200 Illinois State, General Obligation Bonds, November Series 2016,
5.000%, 11/01/26
No Opt. Call BBB+   12,579,908
5,225 Illinois State, General Obligation Bonds, November Series 2017C,
5.000%, 11/01/29
11/27 at 100.00 BBB+   5,355,050

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
Illinois State, General Obligation Bonds, November
Series 2017D:
$ 26,135 5.000%, 11/01/23 No Opt. Call BBB+ $ 26,408,111
3,850 5.000%, 11/01/25 No Opt. Call BBB+ 3,947,520
3,590 3.250%, 11/01/26 No Opt. Call BBB+ 3,481,582
11,690 5.000%, 11/01/26 No Opt. Call BBB+ 12,054,027
22,900 5.000%, 11/01/27 No Opt. Call BBB+ 23,681,119
10 5.000%, 11/01/28 11/27 at 100.00 BBB 10,288
2,000 Illinois State, General Obligation Bonds, November Series 2019B,
5.000%, 11/01/30
11/29 at 100.00 BBB+   2,056,880
3,250 Illinois State, General Obligation Bonds, Refunding March Series 2021C,
4.000%, 3/01/24
No Opt. Call BBB+   3,258,970
1,600 Illinois State, General Obligation Bonds, Refunding September Series
2018B, 5.000%, 10/01/32
10/28 at 100.00 BBB+   1,622,976
Illinois State, General Obligation Bonds, Series 2013:
5,910 5.500%, 7/01/25 7/23 at 100.00 BBB+ 5,961,417
2,905 5.500%, 7/01/26 7/23 at 100.00 BBB+ 2,928,182
2,130 5.500%, 7/01/27 7/23 at 100.00 BBB+ 2,146,806
7,770 5.250%, 7/01/29 7/23 at 100.00 BBB 7,805,198
4,000 Illinois State, General Obligation Bonds, Series 2022B, 5.000%, 3/01/26 No Opt. Call BBB+   4,109,560
4,110 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding
Senior Lien Series 2014A, 5.000%, 1/01/33
1/23 at 100.00 AA-   4,115,795
Illinois Toll Highway Authority, Toll Highway Revenue
Bonds, Refunding Senior Lien Series 2016A:
6,880 5.000%, 12/01/31 1/26 at 100.00 AA- 7,273,811
6,990 5.000%, 12/01/32 1/26 at 100.00 AA- 7,378,085
14,785 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding
Senior Lien Series 2018A, 5.000%, 1/01/26
No Opt. Call AA-   15,747,060
Illinois Toll Highway Authority, Toll Highway Revenue
Bonds, Senior Lien Series 2014B:
11,000 5.000%, 1/01/36 1/24 at 100.00 AA- 11,184,360
6,260 5.000%, 1/01/37 1/24 at 100.00 AA- 6,358,595
9,700 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2014C, 5.000%, 1/01/36
1/25 at 100.00 AA-   10,021,264
11,670 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2014D, 5.000%, 1/01/24
No Opt. Call AA-   11,910,169
10,265 Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2001,
6.000%, 11/01/26 - FGIC Insured
No Opt. Call BBB+   10,733,495
Kane County Community Unit School District 304
Geneva, Illinois, General Obligation Bonds, Series
2007A:
285 9.000%, 1/01/23 - AGM Insured, (ETM) No Opt. Call AA (4) 285,000
965 9.000%, 1/01/23 - AGM Insured No Opt. Call AA+ 965,000
3,940 9.000%, 1/01/25 - AGM Insured No Opt. Call AA+ 4,409,727
1,220 9.000%, 1/01/25, (ETM) No Opt. Call AA (4) 1,364,692
Kendall, Kane, and Will Counties Community Unit School
District 308 Oswego,  Illinois, General Obligation Bonds,
Refunding School Series 2016:
5,020 5.000%, 2/01/34 2/26 at 100.00 AA- 5,255,388
3,465 5.000%, 2/01/35 2/26 at 100.00 AA- 3,622,311

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
LaSalle and Bureau Counties High School District 120
LaSalle-Peru, Illinois, General Obligation Bonds, School
Building Series 2017:
$ 1,140 5.000%, 12/01/24 - BAM Insured No Opt. Call AA $ 1,183,309
1,485 5.000%, 12/01/30 - BAM Insured 12/26 at 100.00 AA 1,603,072
1,165 5.000%, 12/01/31 - BAM Insured 12/26 at 100.00 AA 1,257,187
1,645 5.000%, 12/01/32 - BAM Insured 12/26 at 100.00 AA 1,773,902
1,725 5.000%, 12/01/33 - BAM Insured 12/26 at 100.00 AA 1,858,843
1,815 5.000%, 12/01/34 - BAM Insured 12/26 at 100.00 AA 1,957,223
LaSalle County, Illinois, General Obligation Bonds, Self-
Insurance Series 2019:
1,845 4.000%, 12/01/27 No Opt. Call Aa2 1,941,401
1,925 4.000%, 12/01/28 12/27 at 100.00 Aa2 2,030,298
1,560 4.000%, 12/01/29 12/27 at 100.00 Aa2 1,648,436
Madison County Community Unit School District 7
Edwardsville, Illinois, General Obligation Bonds, Series
2017A:
2,430 5.000%, 12/01/28 12/25 at 100.00 AA 2,578,522
2,500 5.000%, 12/01/29 12/25 at 100.00 AA 2,652,800
1,500 Madison, Macoupin, Jersey, Calhoun, Morgan, Scott, and Greene
Counties Community College District 536, Illinois, General Obligation
Bonds, Lewis & Clark Community College, Refunding Series 2017A,
5.000%, 11/01/31 - AGM Insured
11/26 at 100.00 AA   1,607,295
4,360 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Refunding Series 2022A, 4.000%, 12/15/42
12/31 at 100.00 A-   3,803,708
1,905 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2012B, 0.000%, 12/15/51
No Opt. Call A-   405,403
Metropolitan Pier and Exposition Authority, Illinois,
McCormick Place Expansion Project Bonds, Series 2017B:
1,810 4.700%, 12/15/37 No Opt. Call A- 1,063,972
9,045 4.850%, 12/15/42 6/38 at 100.00 A- 5,072,617
6,000 4.700%, 12/15/47 6/38 at 100.00 A- 3,244,260
1,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2020B, 5.000%, 6/15/42
12/30 at 100.00 A-   1,001,580
28,550 Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Series 2002A, 0.000%, 12/15/29
- NPFG Insured
No Opt. Call A-   21,677,159
Montgomery, Illinois, Lakewood Creek Project Special
Assessment Bonds, Series 2018:
408 3.100%, 3/01/26 - BAM Insured No Opt. Call AA 409,053
461 3.200%, 3/01/27 - BAM Insured No Opt. Call AA 464,315
325 3.300%, 3/01/28 - BAM Insured 3/27 at 100.00 AA 327,736
564 3.450%, 3/01/30 - BAM Insured 3/27 at 100.00 AA 569,730
440 Morton Grove, Illinois, Tax Increment Revenue Bonds, Sawmill Station
Redevelopment Project, Senior Lien Series 2019, 4.250%, 1/01/29
1/26 at 100.00 N/R   414,704
Northern Illinois University, Auxiliary Facilities System
Revenue Bonds, Series 2021:
325 5.000%, 10/01/27 - BAM Insured No Opt. Call AA 346,830
650 5.000%, 10/01/28 - BAM Insured No Opt. Call AA 700,102
2,270 Peroia Public Building Commission, Illinois, School District Facility
Revenue Bonds, Peoria County School District 150 Project, Series
2011, 0.000%, 12/01/24
No Opt. Call A   2,119,113
1,491 Plano, Illinois, Special Tax Bonds, Special Service Area 1 & 2 Lakewood
Springs Project, Refunding Series 2014, 5.000%, 3/01/29 - AGM
Insured
3/24 at 100.00 AA   1,516,079

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
Railsplitter Tobacco Settlement Authority, Illinois, Tobacco
Settlement Revenue Bonds, Series 2017:
$ 3,940 5.000%, 6/01/25 No Opt. Call A $ 4,122,343
5,135 5.000%, 6/01/26 No Opt. Call A 5,464,770
3,030 5.000%, 6/01/27 6/26 at 100.00 A 3,221,950
Round Lake, Lake County, Illinois, Special Tax Bonds,
Lakewood Grove Special Service Areas 1, 3 & 4,
Refunding Series 2017:
1,283 3.700%, 3/01/29 - BAM Insured 3/27 at 100.00 AA 1,308,840
1,073 3.800%, 3/01/30 - BAM Insured 3/27 at 100.00 AA 1,095,050
1,897 4.000%, 3/01/33 - BAM Insured 3/27 at 100.00 AA 1,958,102
Sales Tax Securitization Corporation, Illinois, Sales Tax
Securitzation Bonds, Second Lien Series 2020A:
2,425 5.000%, 1/01/36 1/30 at 100.00 AA- 2,591,719
2,435 5.000%, 1/01/37 - BAM Insured 1/30 at 100.00 AA 2,595,758
Southwestern Illinois Development Authority, Health
Facility Revenue Bonds, Memorial Group, Inc., Series
2013:
2,565 7.125%, 11/01/43, (Pre-refunded 11/01/23) 11/23 at 100.00 N/R (4) 2,645,131
2,415 7.625%, 11/01/48, (Pre-refunded 11/01/23) 11/23 at 100.00 N/R (4) 2,500,201
2,880 Southwestern Illinois Development Authority, Local Government
Program Revenue Bonds, Southwestern Illinois Flood District Council
Project, Series 2016B, 4.000%, 10/15/40
10/25 at 100.00 A-   2,808,662
Southwestern Illinois Development Authority, Local
Government Program Revenue Bonds, Southwestern
Illinois Flood District Council Project, Series 2020:
950 4.000%, 4/15/34 4/30 at 100.00 AA- 982,860
1,225 4.000%, 10/15/35 4/30 at 100.00 AA- 1,244,784
Springfield, Illinois, Electric Revenue Bonds, Refunding
Senior Lien Series 2015:
7,805 5.000%, 3/01/33 3/25 at 100.00 A 8,021,276
13,960 5.000%, 3/01/34 - AGM Insured 3/25 at 100.00 AA 14,452,509
11,330 5.000%, 3/01/40 - AGM Insured 3/25 at 100.00 AA 11,703,437
Will and Kendall Counties Community Consolidated
School District 202 Plainfield, Illinois, General Obligation
Bonds, Series 2016C:
3,355 5.000%, 1/01/23 No Opt. Call Aa2 3,355,000
3,295 5.000%, 1/01/24 No Opt. Call Aa2 3,359,582
4,215 5.000%, 1/01/25 No Opt. Call Aa2 4,380,650
5,675 Will County Community High School District 210 Lincoln-Way, Illinois,
General Obligation Bonds, Capital Appreciation Refunding School
Series 2013B, 0.000%, 1/01/30
No Opt. Call A2   4,363,564
5,000 Will County, Illinois, General Obligation Bonds, Alternate Revenue
Source, Series 2016, 5.000%, 11/15/41, (Pre-refunded 11/15/25)
11/25 at 100.00 AA+  (4) 5,322,950
Winnebago-Boone Counties School District 205
Rockford, Illinois, General Obligation Bonds, Series 2013:
4,070 0.000%, 2/01/25 No Opt. Call AA- 3,783,635
3,855 0.000%, 2/01/26 No Opt. Call AA- 3,461,636
835,953 Total Illinois 826,992,505
Indiana - 3.1%
6,000 Indiana Finance Authority, Educational Facilities Revenue Bonds,
Earlham College, Refunding Series 2013A, 5.000%, 10/01/32
10/23 at 100.00 N/R   6,024,660
3,500 Indiana Finance Authority, Educational Facilities Revenue Bonds,
University of Indianapolis Project, Series 2017, 5.000%, 10/01/43
4/27 at 100.00 BBB   3,526,565

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Indiana (continued)
$ 2,570 Indiana Finance Authority, Environmental Facilities Revenue Bonds,
Indianapolis Power & Light Company Project, Refunding Series 2020A,
0.950%, 12/01/38, (AMT), (Mandatory Put 4/01/26)
No Opt. Call A2   $ 2,252,605
6,750 Indiana Finance Authority, Environmental Facilities Revenue Bonds,
Indianapolis Power & Light Company Project, Refunding Series 2021B,
1.400%, 8/01/29, (Mandatory Put 8/01/26)
8/26 at 100.00 A2   5,780,903
2,375 Indiana Finance Authority, Environmental Improvement Revenue Bonds,
United States Steel Corporation Project, Refunding Series 2021A,
4.125%, 12/01/26
No Opt. Call BB-   2,322,512
5,840 Indiana Finance Authority, Hospital Revenue Bonds, Goshen Health,
Series 2019B, 2.100%, 11/01/49, (Mandatory Put 11/01/26)
5/26 at 100.00 A-   5,629,702
Indiana Finance Authority, Hospital Revenue Bonds,
Major Hospital Project, Series 2014A:
1,130 3.500%, 10/01/26, (Pre-refunded 10/01/23) 10/23 at 100.00 N/R (4) 1,134,192
500 5.000%, 10/01/29, (Pre-refunded 10/01/23) 10/23 at 100.00 N/R (4) 507,420
4,260 Indiana Finance Authority, Lease Appropriation Bonds, Stadium Project,
Refunding Series 2015A, 5.250%, 2/01/37
8/25 at 100.00 AA+   4,434,404
3,945 Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA
Authority Project, Refunding First Lien Series 2021-1, 5.000%,
10/01/27
No Opt. Call AA   4,349,639
Indiana Finance Authority, Wastewater Utility Revenue
Bonds, CWA Authority Project, Series 2014A:
650 5.000%, 10/01/23 No Opt. Call AA 659,887
735 5.000%, 10/01/24 No Opt. Call AA 763,099
1,580 5.000%, 10/01/25 10/24 at 100.00 AA 1,633,309
1,710 5.000%, 10/01/26 10/24 at 100.00 AA 1,766,225
10,000 5.000%, 10/01/40 10/24 at 100.00 AA 10,250,000
1,470 Indiana Housing and Community Development Authority, Single Family
Mortgage Revenue Bonds, Series 2021A, 2.050%, 7/01/41
7/30 at 100.00 Aaa   1,078,598
11,335 Indiana Housing and Community Development Authority, Single Family
Mortgage Revenue Bonds, Social PAC Series 2021B, 2.125%, 7/01/41
7/30 at 100.00 Aaa   8,127,988
Indiana Municipal Power Agency, Power Supply System
Revenue Bonds, Series 2013A:
2,900 5.250%, 1/01/33, (Pre-refunded 7/01/23) 7/23 at 100.00 A+ (4) 2,932,393
2,505 5.250%, 1/01/34, (Pre-refunded 7/01/23) 7/23 at 100.00 A+ (4) 2,532,981
Indianapolis Local Public Improvement Bond Bank,
Indiana, Airport Authority Project Revenue Bonds,
Refunding Series 2019D:
9,125 5.000%, 1/01/25, (AMT) No Opt. Call A1 9,397,929
4,305 5.000%, 1/01/26, (AMT) No Opt. Call A1 4,500,576
7,620 5.000%, 1/01/27, (AMT) No Opt. Call A1 8,043,443
9,210 5.000%, 1/01/29, (AMT) No Opt. Call A1 9,850,187
5,000 Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks
Project, Series 2007B, 5.250%, 7/01/23 - NPFG Insured
No Opt. Call AA   5,051,700
Indianapolis, Indiana, Gas Utility Distribution System
Revenue Bonds, Refunding 2nd Lien Series 2013A:
7,910 5.250%, 8/15/28 8/23 at 100.00 AA 8,023,825
10,000 5.250%, 8/15/29 8/23 at 100.00 AA 10,143,900
Indianapolis, Indiana, Gas Utility Distribution System
Revenue Bonds, Refunding 2nd Lien Series 2017A:
12,530 5.000%, 8/15/26 No Opt. Call AA 13,522,752
6,830 5.000%, 8/15/27 No Opt. Call AA 7,491,349

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Indiana (continued)
Indianapolis, Indiana, Thermal Energy System Revenue
Bonds, Refunding First Lien Series 2014A:
$ 520 5.000%, 10/01/27 10/24 at 100.00 A+ $ 538,980
730 5.000%, 10/01/28 10/24 at 100.00 A+ 756,776
1,035 5.000%, 10/01/29 10/24 at 100.00 A+ 1,072,964
1,360 5.000%, 10/01/31 10/24 at 100.00 A+ 1,409,640
1,215 5.000%, 10/01/33 10/24 at 100.00 A+ 1,259,566
Lake County Building Corporation, Indiana, First
Mortgage Bonds, Series 2012:
500 5.000%, 8/01/23 1/23 at 100.00 N/R 500,025
500 5.000%, 2/01/24 1/23 at 100.00 N/R 500,080
33,040 Richmond Hospital Authority, Indiana, Revenue Bonds, Reid Hospital
Project, Refunding Series 2018B, 5.000%, 1/01/36
1/27 at 100.00 A-   33,991,882
Southwest Allen Multi School Building Corporation, Allen
County, Indiana, First Mortgage Bonds, Series 2020:
675 4.000%, 7/15/24 No Opt. Call AA+ 686,644
575 4.000%, 1/15/25 No Opt. Call AA+ 589,208
1,800 Vanderburgh County, Indiana, Redevelopment District Tax Increment
Revenue bonds, Refunding Series 2014, 5.000%, 2/01/29
8/24 at 100.00 A   1,857,402
Vanderburgh County,Indiana, Redevelopment District Tax
Increment Revenue bonds, Refunding Series 2014:
1,040 5.000%, 2/01/25 8/24 at 100.00 A 1,074,466
1,000 5.000%, 2/01/26 8/24 at 100.00 A 1,032,670
1,805 5.000%, 2/01/27 8/24 at 100.00 A 1,862,561
2,700 5.000%, 2/01/31 8/24 at 100.00 A 2,786,103
29,555 Whiting, Indiana, Environmental Facilities Refunding Revenue Bonds, BP
Products North America Inc. Project, Refundng Series 2019A, 5.000%,
12/01/44, (AMT), (Mandatory Put 6/05/26)
No Opt. Call A2   30,280,871
20,625 Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products
North America Inc. Project, Series 2016A, 5.000%, 3/01/46, (AMT),
(Mandatory Put 3/01/23)
No Opt. Call A2   20,652,844
240,960 Total Indiana 242,585,425
Iowa - 1.3%
1,865 Des Moines, Iowa, General Obligation Bonds, Refunding Capital Loan
Notes Series 2021A, 5.000%, 6/01/27
No Opt. Call AA+   2,047,080
Des Moines, Iowa, General Obligation Bonds, Series
2021F:
4,835 5.000%, 6/01/26 No Opt. Call AA+ 5,207,295
3,900 5.000%, 6/01/27 No Opt. Call AA+ 4,280,757
10,030 Iowa Finance Authority, Health Facilities Revenue Bonds, UnityPoint
Health Project,  Series 2013A, 5.250%, 2/15/44, (Pre-refunded
2/15/23)
2/23 at 100.00 AA-  (4) 10,054,774
Iowa Finance Authority, Healthcare Revenue Bonds,
Genesis Health System, Series 2013A:
8,670 5.000%, 7/01/27, (Pre-refunded 7/01/23) 7/23 at 100.00 A1 (4) 8,754,186
6,840 5.000%, 7/01/28, (Pre-refunded 7/01/23) 7/23 at 100.00 A1 (4) 6,906,416
Iowa Finance Authority, Iowa, Midwestern Disaster
Area Revenue Bonds, Iowa Fertilizer Company Project,
Refunding Series 2022:
2,955 4.000%, 12/01/50, (Mandatory Put 12/01/32) 12/29 at 103.00 BBB- 2,833,254
1,940 5.000%, 12/01/50, (Mandatory Put 12/01/42) 12/29 at 103.00 BBB- 1,873,477
2,000 Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Series
2019D, 2.600%, 7/01/37
1/29 at 100.00 AAA   1,682,200

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Iowa (continued)
$ 11,460 Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Series
2020A, 3.750%, 1/01/50
7/29 at 100.00 AAA   $ 11,412,556
7,400 Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Social
Series 2021B, 2.200%, 7/01/41
7/30 at 100.00 AAA   5,225,214
2,250 Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Social
Series 2021D, 2.100%, 7/01/38
1/31 at 100.00 AAA   1,669,140
12,000 Iowa Finance Authority, State Revolving Fund Revenue Bonds, Series
2013, 5.000%, 8/01/32
8/23 at 100.00 AAA   12,139,560
8,395 Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed
Bonds, Seenior Lien Series Class 2 Series 2021B-1, 4.000%, 6/01/49
6/31 at 100.00 BBB+   8,268,068
Iowa Tobacco Settlement Authority, Tobacco Settlement
Asset-Backed Bonds, Senior Class 1 Series 2021A-2:
800 5.000%, 6/01/27 No Opt. Call A 835,464
2,325 5.000%, 6/01/29 No Opt. Call A 2,457,827
1,600 5.000%, 6/01/30 No Opt. Call A 1,698,080
1,605 5.000%, 6/01/31 No Opt. Call A 1,706,452
1,610 5.000%, 6/01/32 6/31 at 100.00 A 1,704,378
1,000 5.000%, 6/01/33 6/31 at 100.00 A- 1,054,040
8,000 PEFA Inc., Public Energy Facilities Authority, Inc., Iowa, Gas Project
Revenue Bonds, Series 2019, 5.000%, 9/01/49, (Mandatory Put
9/01/26)
6/26 at 100.62 A   8,193,520
2,785 University of Iowa Facilities Corporation, Revenue Bonds, Refunding
Series 2021, 5.000%, 6/01/25
No Opt. Call Aa1   2,937,145
104,265 Total Iowa 102,940,883
Kansas - 0.7%
14,655 Burlington, Kansas, Environmental Improvement Revenue Bonds,
Kansas City Power and Light Company Project, Refunding Series
1993A, 2.950%, 12/01/23
4/23 at 101.00 A+   14,586,854
16,000 Burlington, Kansas, Environmental Improvement Revenue Bonds,
Kansas City Power and Light Company Project, Refunding Series
1993B, 2.950%, 12/01/23
4/23 at 101.00 A+   15,925,600
7,950 Kansas Department of Transportation, Highway Revenue Bonds, Series
2015B, 5.000%, 9/01/30
9/25 at 100.00 AA   8,418,971
9,805 Kansas Development Finance Authority, Hospital Revenue Bonds,
Advent Health Obligated Group, Series 2021B, 5.000%, 11/15/54,
(Mandatory Put 11/15/31)
No Opt. Call AA   10,866,685
1,555 Wyandotte County/Kansas City Unified Government, Kansas, Utility
System Revenue Bonds, Refunding & Improvement Series 2014A,
5.000%, 9/01/23
No Opt. Call A   1,574,500
2,400 Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax
Special Obligation Bonds, Village East Project Areas 2B 3 and 5, Series
2022, 5.750%, 9/01/39, 144A
3/29 at 103.00 N/R   2,260,104
52,365 Total Kansas 53,632,714
Kentucky - 1.6%
Ashland, Kentucky, Medical Center Revenue Bonds,
Ashland Hospital Corporation d/b/a King's Daughters
Medical Center Project, Refunding Series 2019:
110 4.000%, 2/01/33 2/30 at 100.00 A- 108,813
500 4.000%, 2/01/34 2/30 at 100.00 BBB+ 488,580
180 4.000%, 2/01/35 2/30 at 100.00 A- 173,054
1,110 4.000%, 2/01/36 2/30 at 100.00 A- 1,039,160

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Kentucky (continued)
$ 3,000 Carroll County, Kentucky, Environmental Facilities Revenue Bonds,
Kentucky Utilities Company Project, Refunding Series 2006B, 2.125%,
10/01/34, (AMT)
6/31 at 100.00 A1   $ 2,294,580
21,375 Carroll County, Kentucky, Environmental Facilities Revenue Bonds,
Kentucky Utilities Company Project, Series 2008A, 2.000%, 2/01/32,
(AMT)
6/31 at 100.00 A1   17,248,556
1,000 Christian County, Kentucky, Hospital Revenue Bonds, Jennie Stuart
Medical Center, Series 2016, 5.375%, 2/01/36
2/26 at 100.00 BBB-   1,028,750
3,200 Kentucky Economic Development Finance Authority, Hospital Revenue
Bonds, Owensboro Health, Refunding Series 2017A, 5.000%, 6/01/37
6/27 at 100.00 Baa2   3,283,584
1,190 Kentucky Economic Development Finance Authority, Hospital Revenue
Bonds, Owensboro Medical Health System, Series 2015A, 4.500%,
6/01/46
6/25 at 100.00 Baa2   1,061,016
2,465 Kentucky Economic Development Finance Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-1, 5.000%, 8/01/28
No Opt. Call A-   2,661,806
Louisville Regional Airport Authority, Kentucky, Airport
System Revenue Bonds, Refunding Series 2014A:
1,320 5.000%, 7/01/26, (AMT) 7/24 at 100.00 A+ 1,348,076
3,280 5.000%, 7/01/28, (AMT) 7/24 at 100.00 A+ 3,342,550
6,000 Louisville-Jefferson County Metropolitan Government, Kentucky,
Pollution Control Revenue Bonds, Louisville Gas and Electric Company
Project, Series 2003A, 2.000%, 10/01/33
4/31 at 100.00 A1   4,642,440
Murray, Kentucky, Hospital Facilities Revenue Bonds,
Murray-Calloway County Public Hospital Corporation
Project, Refunding Series 2016:
1,005 5.000%, 8/01/25 No Opt. Call BBB 1,029,070
1,060 5.000%, 8/01/26 No Opt. Call BBB 1,093,040
1,110 5.000%, 8/01/27 8/26 at 100.00 BBB 1,145,476
1,165 5.000%, 8/01/28 8/26 at 100.00 BBB 1,201,662
1,230 5.000%, 8/01/29 8/26 at 100.00 BBB 1,266,396
2,935 5.000%, 8/01/37 8/26 at 100.00 BBB 2,964,379
Northern Kentucky Water District, Revenue Bonds,
Refunding Series 2021B:
5,070 4.000%, 2/01/26 No Opt. Call Aa2 5,267,781
3,820 4.000%, 2/01/27 No Opt. Call Aa2 4,008,670
15,000 Owen County, Kentucky, Waterworks System Revenue Bonds, Kentucky-
American Water Company Project, Refunding Series 2019A, 2.450%,
6/01/39, (Mandatory Put 10/01/29)
No Opt. Call A   13,649,100
3,140 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2018A, 4.000%, 4/01/48, (Mandatory Put 4/01/24)
1/24 at 100.37 A1   3,134,850
26,835 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2018B, 4.000%, 1/01/49, (Mandatory Put 1/01/25)
10/24 at 100.24 A2   26,643,935
4,295 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2018C-1, 4.000%, 12/01/49, (Mandatory Put 6/01/25)
3/25 at 100.19 A1   4,256,302
4,775 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2019A-1, 4.000%, 12/01/49, (Mandatory Put 6/01/25)
3/25 at 100.29 A1   4,731,977
2,725 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2019C-1, 4.000%, 2/01/50, (Mandatory Put 2/01/28)
11/27 at 100.47 A1   2,672,053
4,750 Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville
Gas and Electric Company Project, Series 2016A, 1.300%, 9/01/44,
(AMT), (Mandatory Put 9/01/27)
No Opt. Call A1   4,009,095

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Kentucky (continued)
University of Kentucky, General Receipts Bonds, Series
2018A:
$ 1,350 3.000%, 10/01/34 4/26 at 100.00 AA+ $ 1,270,229
5,000 3.125%, 10/01/37 4/26 at 100.00 AA+ 4,471,550
1,525 Warren County, Kentucky, Hospital Revenue Bonds, Bowling Green-
Warren County Community Hospital Corporation, Refunding Series
2021A, 5.000%, 4/01/29
No Opt. Call AA-   1,703,074
131,520 Total Kentucky 123,239,604
Louisiana - 2.8%
Calcasieu Parish Memorial Hospital Service District,
Louisiana, Revenue Bonds, Lake Charles Memorial
Hospital, Refunding Series 2019:
14,510 5.000%, 12/01/34 12/29 at 100.00 BB 15,103,749
10,900 5.000%, 12/01/39 12/29 at 100.00 BB 11,041,700
East Baton Rouge Sewerage Commission, Louisiana,
Revenue Bonds, Refunding Series 2014B:
980 5.000%, 2/01/23 No Opt. Call AA- 981,470
580 5.000%, 2/01/24 No Opt. Call AA- 593,618
805 5.000%, 2/01/25 No Opt. Call AA- 842,650
12,500 Lake Charles Harbor and Terminal District, Louisiana, Revenue Bonds,
Big Lake Fuels LLC, Series 2021, 1.000%, 12/01/51, (AMT), (Mandatory
Put 12/01/24)
No Opt. Call A3   11,730,750
Louisiana Citizens Property Insurance Corporation,
Assessment Revenue Bonds, Refunding Series 2016A:
17,490 5.000%, 6/01/25 No Opt. Call A1 18,274,602
16,740 5.000%, 6/01/26 No Opt. Call A1 17,787,087
2,470 Louisiana Housing Corporation, Single Family Mortgage Revenue
Bonds, Home Ownership Program, Series 2021D, 2.350%, 12/01/41
6/30 at 100.00 Aaa   1,792,998
11,230 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Entergy Lousiana,
LLC Project, Refunding Series 2021B, 2.500%, 4/01/36
4/26 at 100.00 A   9,039,589
Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds,
East Baton Rouge Sewerage Commission Projects,
Subordinate Lien Series 2014A:
2,280 5.000%, 2/01/28, (Pre-refunded 2/01/24) 2/24 at 100.00 A+ (4) 2,332,577
2,850 5.000%, 2/01/29, (Pre-refunded 2/01/24) 2/24 at 100.00 A+ (4) 2,915,721
2,000 5.000%, 2/01/30, (Pre-refunded 2/01/24) 2/24 at 100.00 A+ (4) 2,046,120
20,705 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, Westlake Chemical
Corporation Projects, Refunding Series 2017, 3.500%, 11/01/32
11/27 at 100.00 BBB   19,356,276
5,730 Louisiana Offshore Terminal Authority, Deepwater Port Revenue Bonds,
Loop LLC Project, Series 2007A, 1.650%, 9/01/27, (Mandatory Put
12/01/23)
No Opt. Call A3   5,637,403
5,250 Louisiana Offshore Terminal Authority, Deepwater Port Revenue Bonds,
Loop LLC Project, Series 2013C, 1.650%, 9/01/34, (Mandatory Put
12/01/23)
No Opt. Call A3   5,165,160
Louisiana Publc Facilities Authority, Lousiana, Revenue
Bonds, Ochsner Clinic Foundation Project, Refunding
Series 2017:
1,375 5.000%, 5/15/28 5/27 at 100.00 A 1,464,389
1,000 5.000%, 5/15/29 5/27 at 100.00 A 1,062,720
1,755 5.000%, 5/15/31 5/27 at 100.00 A 1,863,213
3,235 5.000%, 5/15/42 5/27 at 100.00 A 3,323,930

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Louisiana (continued)
$ 1,175 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Ochsner
Clinic Foundation Project, Refunding Series 2017, 5.000%, 5/15/30
5/27 at 100.00 A   $ 1,248,344
1,000 Louisiana Public Facilities Authority, Revenue Bonds, Archdiocese of
New Orleans, Refunding Series 2017, 5.000%, 7/01/37 (6)
7/27 at 100.00 Caa1   900,000
Louisiana Public Facilities Authority, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series
2016:
1,095 5.000%, 5/15/30 5/26 at 100.00 A 1,143,257
25 5.000%, 5/15/30, (Pre-refunded 5/15/26) 5/26 at 100.00 N/R (4) 26,726
35 5.000%, 5/15/32, (Pre-refunded 5/15/26) 5/26 at 100.00 N/R (4) 37,417
3,420 5.000%, 5/15/32 5/26 at 100.00 A 3,558,920
3,675 5.000%, 5/15/33 5/26 at 100.00 A 3,813,180
40 5.000%, 5/15/33, (Pre-refunded 5/15/26) 5/26 at 100.00 N/R (4) 42,762
2,980 Louisiana Stadium and Exposition District, Revenue Bonds, Bond
Anticipation Notes Series 2020, 5.000%, 7/03/23
1/23 at 100.00 BBB+   2,983,159
Louisiana Stadium and Exposition District, Revenue
Refunding Bonds, Senior Lien Series 2013A:
3,165 5.000%, 7/01/29 7/23 at 100.00 A2 3,183,389
1,080 5.000%, 7/01/30 7/23 at 100.00 A2 1,086,221
4,010 5.000%, 7/01/31 7/23 at 100.00 A2 4,032,937
3,935 5.000%, 7/01/32 7/23 at 100.00 A2 3,957,311
5,000 Louisiana State, General Obligation Bonds, Series 2016A, 5.000%,
9/01/34
9/26 at 100.00 Aa2   5,359,200
Louisiana State, Unclaimed Property Special Revenue
Bonds, Interstate 49 North Project, Series 2013:
1,165 5.000%, 9/01/29, (Pre-refunded 9/01/23) 9/23 at 100.00 Aa3 (4) 1,181,054
5,075 5.000%, 9/01/31, (Pre-refunded 9/01/23) 9/23 at 100.00 Aa3 (4) 5,144,933
4,000 5.000%, 9/01/32, (Pre-refunded 9/01/23) 9/23 at 100.00 Aa3 (4) 4,055,120
New Orleans, Louisiana, General Obligation Bonds,
Public Improvement Series 2021A:
5,195 5.000%, 12/01/26 No Opt. Call A+ 5,608,054
6,015 5.000%, 12/01/29 No Opt. Call A+ 6,775,116
New Orleans, Louisiana, General Obligation Bonds,
Refunding Series 2015:
970 5.000%, 12/01/23 No Opt. Call A+ 987,033
1,020 5.000%, 12/01/24 No Opt. Call A+ 1,059,331
480 5.000%, 12/01/25 No Opt. Call A+ 508,786
795 5.000%, 12/01/27 12/25 at 100.00 A+ 842,676
New Orleans, Louisiana, Sewerage Service Revenue
Bonds, Refunding Series 2014:
250 5.000%, 6/01/24 No Opt. Call A 257,082
605 5.000%, 6/01/25 6/24 at 100.00 A 622,648
500 5.000%, 6/01/26, (Pre-refunded 6/01/24) 6/24 at 100.00 A (4) 514,725
640 5.000%, 6/01/27, (Pre-refunded 6/01/24) 6/24 at 100.00 A (4) 658,848
380 5.000%, 6/01/28, (Pre-refunded 6/01/24) 6/24 at 100.00 A (4) 391,191
600 5.000%, 6/01/29, (Pre-refunded 6/01/24) 6/24 at 100.00 A (4) 617,670
New Orleans, Louisiana, Sewerage Service Revenue
Bonds, Series 2015:
410 5.000%, 6/01/30, (Pre-refunded 6/01/25) 6/25 at 100.00 A (4) 431,123
775 5.000%, 6/01/32, (Pre-refunded 6/01/25) 6/25 at 100.00 A (4) 814,928
1,000 5.000%, 6/01/33, (Pre-refunded 6/01/25) 6/25 at 100.00 A (4) 1,051,520
1,075 5.000%, 6/01/35, (Pre-refunded 6/01/25) 6/25 at 100.00 A (4) 1,130,384
500 Port New Orleans Board of Commissioners, Louisiana, Revenue Bonds,
Port Facilities, Refunding Series 2013B, 5.000%, 4/01/30, (Pre-
refunded 4/01/23), (AMT)
4/23 at 100.00 A  (4) 502,185

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Louisiana (continued)
$ 3,265 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010B, 6.100%, 12/01/40, (Mandatory Put 6/01/30),
144A
No Opt. Call BB-   $ 3,472,426
3,405 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2011, 5.850%, 8/01/41, (Mandatory Put 6/01/25), 144A
No Opt. Call BB-   3,486,754
1,030 Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil
Corporation Project, Refunding Series 2017B-2, 2.375%, 6/01/37,
(Mandatory Put 7/01/26)
No Opt. Call BBB-   953,069
Shreveport, Louisiana, Water and Sewer Revenue Bonds,
Junior Lien Series 2019B:
760 5.000%, 12/01/26 - AGM Insured No Opt. Call AA 811,140
1,465 5.000%, 12/01/29 - AGM Insured 12/28 at 100.00 AA 1,623,923
1,000 5.000%, 12/01/30 - AGM Insured 12/28 at 100.00 AA 1,107,010
1,000 5.000%, 12/01/31 - AGM Insured 12/28 at 100.00 AA 1,104,920
1,150 5.000%, 12/01/32 - AGM Insured 12/28 at 100.00 AA 1,268,151
1,630 4.000%, 12/01/33 - AGM Insured 12/28 at 100.00 AA 1,647,490
5,980 3.000%, 12/01/35 - AGM Insured 12/28 at 100.00 AA 5,429,601
665 4.000%, 12/01/36 - AGM Insured 12/28 at 100.00 AA 644,498
217,820 Total Louisiana 218,431,934
Maine - 0.6%
1,100 Maine Health and Higher Educational Facilities Authority Revenue
Bonds, Eastern Maine Medical Center Obligated Group Issue, Series
2013, 5.000%, 7/01/43, (Pre-refunded 7/01/23)
7/23 at 100.00 Ba1  (4) 1,109,614
Maine Health and Higher Educational Facilities Authority
Revenue Bonds, Eastern Maine Medical Center
Obligated Group Issue, Series 2016A:
4,535 4.000%, 7/01/41 7/26 at 100.00 BBB 4,052,884
5,675 4.000%, 7/01/46 7/26 at 100.00 BBB 4,901,214
Maine Health and Higher Educational Facilities Authority,
Revenue Bonds, MaineHealth Issue, Series 2020A:
1,175 4.000%, 7/01/37 7/30 at 100.00 A+ 1,154,508
1,250 4.000%, 7/01/38 7/30 at 100.00 A+ 1,212,162
2,825 4.000%, 7/01/39 7/30 at 100.00 A+ 2,671,631
1,590 4.000%, 7/01/40 7/30 at 100.00 A+ 1,474,932
Maine Health and Higher Educational Facilities Authority,
Revenue Bonds, Series 2021A:
200 5.000%, 7/01/26 - AGM Insured No Opt. Call AA 212,530
150 5.000%, 7/01/27 - AGM Insured No Opt. Call AA 161,541
235 5.000%, 7/01/28 - AGM Insured No Opt. Call AA 256,714
630 2.500%, 7/01/29 - AGM Insured No Opt. Call AA 609,733
200 5.000%, 7/01/30 - AGM Insured No Opt. Call AA 224,284
10,000 Maine State Housing Authority, Multifamily Mortgage Purchase Bonds,
Series 2020B, 2.350%, 11/15/40
11/28 at 100.00 AA+   7,323,400
3,125 Maine State Housing Authority, Multifamily Mortgage Purchase Bonds,
Series 2021A, 2.050%, 11/15/41
5/30 at 100.00 AA+   2,120,469
7,425 Maine State Housing Authority, Multifamily Mortgage Purchase Bonds,
Series 2022A, 2.400%, 11/15/41
11/30 at 100.00 AA+   5,325,210
6,280 Maine State Housing Authority, Single Family Mortgage Purchase Bonds,
Series 2020D, 2.550%, 11/15/40
5/29 at 100.00 AA+   4,656,306
3,250 Maine State Housing Authority, Single Family Mortgage Purchase Bonds,
Series 2021B, 2.200%, 11/15/41
5/30 at 100.00 AA+   2,186,470
10,675 Maine State Housing Authority, Single Family Mortgage Purchase Bonds,
Social Series 2021C, 2.150%, 11/15/41
11/30 at 100.00 AA+   7,219,182

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Maine (continued)
$ 3,000 Maine State Housing Authority, Single Family Mortgage Purchase Bonds,
Social Series 2021D, 2.400%, 11/15/41
11/30 at 100.00 AA+   $ 2,106,510
63,320 Total Maine 48,979,294
Maryland - 1.8%
Baltimore County, Maryland, Revenue Bonds, Oak Crest
Village, Series 2016:
1,270 3.250%, 1/01/31 1/26 at 100.00 A 1,203,757
3,365 5.000%, 1/01/37 1/26 at 100.00 A 3,447,375
Baltimore, Maryland, Convention Center Hotel Revenue
Bonds, Refunding Series 2017:
1,760 5.000%, 9/01/27 No Opt. Call CCC+ 1,748,314
2,780 5.000%, 9/01/29 9/27 at 100.00 CCC+ 2,774,940
1,000 5.000%, 9/01/30 9/27 at 100.00 CCC+ 997,570
1,365 5.000%, 9/01/31 9/27 at 100.00 CCC 1,358,680
145 5.000%, 9/01/34 9/27 at 100.00 CCC+ 142,245
1,500 5.000%, 9/01/39 9/27 at 100.00 CCC+ 1,385,460
Baltimore, Maryland, Revenue Bonds, Water Projects,
Series 2013A:
1,000 5.000%, 7/01/26, (Pre-refunded 1/01/24) 1/24 at 100.00 Aa2 (4) 1,021,170
1,715 5.000%, 7/01/27, (Pre-refunded 1/01/24) 1/24 at 100.00 Aa2 (4) 1,751,307
22,335 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2019C, 3.000%, 9/01/39
3/29 at 100.00 Aa1   19,179,511
10,375 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2020A, 2.500%, 9/01/40
3/29 at 100.00 Aa1   7,912,286
14,065 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2021A, 1.950%, 9/01/41
3/30 at 100.00 Aa1   9,065,455
13,245 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2021B, 2.100%, 9/01/41
3/30 at 100.00 Aa1   9,033,752
20,000 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2021C, 2.450%, 9/01/41
9/30 at 100.00 Aa1   14,608,200
5,835 Maryland Department of Transportation, Consolidated Transportation
Revenue Bonds, Second Series 2017, 5.000%, 9/01/28
9/27 at 100.00 AAA   6,446,858
1,000 Maryland Economic Development Corporation, Student Housing
Revenue Bonds, University of Maryland, College Park Project,
Refunding Series 2016, 5.000%, 6/01/28 - AGM Insured
6/26 at 100.00 AA   1,054,210
13,315 Maryland Health and HIgher Educational Facilities Authority,  Revenue
Bonds, University of Maryland Medical Systems, Series 2020B-2,
5.000%, 7/01/45, (Mandatory Put 7/01/27)
1/27 at 100.00 A   14,157,041
Maryland Health and Higher Educational Facilities
Authority, Revenue Bonds,  Mercy Medical Center, Series
2016A:
805 5.000%, 7/01/32 7/26 at 100.00 BBB+ 832,096
2,250 5.000%, 7/01/33 7/26 at 100.00 BBB+ 2,322,337
1,650 5.000%, 7/01/34 7/26 at 100.00 BBB+ 1,701,134
2,000 5.000%, 7/01/35 7/26 at 100.00 BBB+ 2,054,520
1,570 5.000%, 7/01/36 7/26 at 100.00 BBB+ 1,608,057
1,000 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Adventist HealthCare Issue, Series 2021B, 4.000%, 1/01/39
1/32 at 100.00 BBB   851,060

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Maryland (continued)
$ 7,825 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Western Maryland Health, Series 2014, 5.250%, 7/01/25, (Pre-
refunded 7/01/24)
7/24 at 100.00 N/R  (4) $ 8,081,503
9,870 Maryland State, General Obligation Bonds, State and Local Facilities
Loan, First Series 2016, 4.000%, 6/01/27
6/24 at 100.00 AAA   10,063,946
15,000 Maryland State, General Obligation Bonds, State and Local Facilities
Loan, Second Series 2020A-2, 5.000%, 8/01/25
No Opt. Call AAA   15,902,100
158,040 Total Maryland 140,704,884
Massachusetts - 1.1%
Massachusetts Development Finance Agency Revenue
Bonds, Lawrence General Hospital Issue, Series 2014A:
835 5.000%, 7/01/26 7/24 at 100.00 B- 819,586
680 5.000%, 7/01/27 7/24 at 100.00 B- 663,224
925 5.000%, 7/01/28 7/24 at 100.00 B- 895,715
960 5.000%, 7/01/29 7/24 at 100.00 B- 919,987
4,800 Massachusetts Development Finance Agency Revenue Refunding
Bonds, NewBridge on the Charles, Inc. Issue, Series 2017, 4.000%,
10/01/32, 144A
1/23 at 105.00 BB+   4,693,584
2,136 Massachusetts Development Finance Agency, Health Care Facility
Revenue Bonds, Adventcare Project, Series 2007A, 0.000%, 10/15/28,
144A (6)
1/23 at 100.00 N/R   213,590
14,455 Massachusetts Development Finance Agency, Revenue Bonds, Atrius
Health Issue, Series 2019A, 5.000%, 6/01/39, (Pre-refunded 6/01/29)
6/29 at 100.00 N/R  (4) 16,436,202
1,630 Massachusetts Development Finance Agency, Revenue Bonds, Boston
Medical Center Issue, Series 2016E, 3.375%, 7/01/36
7/26 at 100.00 BBB   1,372,590
Massachusetts Development Finance Agency, Revenue
Bonds, CareGroup Issue, Series 2018J-2:
2,275 5.000%, 7/01/33 7/28 at 100.00 A 2,447,217
1,085 5.000%, 7/01/38 7/28 at 100.00 A 1,140,791
Massachusetts Development Finance Agency, Revenue
Bonds, Milford Regional Medical Center Issue, Series
2020G:
350 5.000%, 7/15/31, 144A 7/30 at 100.00 BB 359,475
415 5.000%, 7/15/32, 144A 7/30 at 100.00 BB 422,561
320 5.000%, 7/15/33, 144A 7/30 at 100.00 BB 322,871
300 5.000%, 7/15/34, 144A 7/30 at 100.00 BB 301,038
270 5.000%, 7/15/35, 144A 7/30 at 100.00 BB 270,035
135 5.000%, 7/15/36, 144A 7/30 at 100.00 BB 134,623
145 5.000%, 7/15/37, 144A 7/30 at 100.00 BB 144,089
Massachusetts Development Finance Agency, Revenue
Bonds, Simmons University Issue, Series 2018L:
1,080 5.000%, 10/01/30 10/28 at 100.00 BBB 1,143,483
1,240 5.000%, 10/01/31 10/28 at 100.00 BBB 1,307,592
1,775 5.000%, 10/01/32 10/28 at 100.00 BBB 1,858,869
Massachusetts Development Finance Agency, Revenue
Bonds, Southcoast Health System Obligated Group Issue,
Series 2021G:
980 5.000%, 7/01/35 7/31 at 100.00 A- 1,052,657
545 5.000%, 7/01/36 7/31 at 100.00 A- 578,447
615 5.000%, 7/01/37 7/31 at 100.00 A- 645,738
4,250 Massachusetts Development Finance Agency, Revenue Bonds, UMass
Memorial Health Care Obligated Group Issue, Series 2017L, 3.625%,
7/01/37
7/27 at 100.00 A-   3,718,878

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Massachusetts (continued)
$ 4,245 Massachusetts Development Finance Agency, Revenue Bonds,
Wellforce Issue, Series 2019A, 4.000%, 7/01/37
1/29 at 100.00 BBB+   $ 4,017,001
1,200 Massachusetts Development Finance Agency, Revenue Bonds, Williams
College, Series 2011N, 0.450%, 7/01/41, (Mandatory Put 7/01/25)
1/25 at 100.00 AA+   1,104,036
1,745 Massachusetts Housing Finance Agency, Housing Bonds, Series 2019B-
1, 3.000%, 12/01/39
12/28 at 100.00 AA+   1,439,904
2,875 Massachusetts Housing Finance Agency, Housing Bonds, Sustainability
Green Series 2021A-1, 2.125%, 12/01/41
6/30 at 100.00 AA+   1,990,851
3,000 Massachusetts Housing Finance Agency, Housing Bonds, Sustainability
Series 2019C-1, 2.900%, 12/01/39
12/28 at 100.00 AA+   2,440,200
7,570 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Series 2019-214, 2.800%, 12/01/39
6/29 at 100.00 AA+   6,107,476
2,330 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Series 2020-218, 2.300%, 12/01/40
12/29 at 100.00 AA+   1,656,677
4,930 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2020-220, 2.125%, 12/01/40
6/30 at 100.00 AA+   3,572,179
4,935 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2021-221, 2.200%, 12/01/41
6/30 at 100.00 AA+   3,544,959
2,935 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2021-223, 2.350%, 6/01/39
12/30 at 100.00 AA+   2,183,933
5,750 Massachusetts State, General Obligation Bonds, Refunding Series
2020A, 5.000%, 6/01/44, (Mandatory Put 6/01/23)
No Opt. Call Aa1   5,797,495
4,000 Massachusetts State, General Obligation Bonds, Refunding Series
2021B, 5.000%, 11/01/25
No Opt. Call Aa1   4,265,080
6,915 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement Program, Series 2014A, 5.000%, 6/01/44
6/24 at 100.00 AA+   7,034,353
25 Quincy, Massachusetts, General Obligation Bonds, Bonds Anticipation
Note Series 2022, 2.000%, 1/13/23
No Opt. Call N/R   25,208
94,656 Total Massachusetts 87,042,194
Michigan - 2.8%
Detroit Downtown Development Authority, Michigan,
Tax Increment Bonds, Development  Area 1 Projects,
Refunding Series 1996B:
2,650 0.000%, 7/01/23 No Opt. Call BB+ 2,581,816
2,880 0.000%, 7/01/24 No Opt. Call BB+ 2,652,998
660 Marquettte, Michigan, Electric Utility System Revenue Bonds, Refunding
Series 2016A, 5.000%, 7/01/30
7/26 at 100.00 AA-   702,695
21,000 Michigan Finance Authority, Hospital Revenue Bonds, Bronson
Healthcare Group, Inc., Series 2019C, 3.750%, 11/15/49, (Mandatory
Put 5/15/26)
No Opt. Call A2   21,147,420
10,970 Michigan Finance Authority, Hospital Revenue Bonds, McLaren Health
Care, Refunding Series 2015D-1, 1.200%, 10/15/30, (Mandatory Put
4/13/28)
No Opt. Call AA-   9,625,956
16,855 Michigan Finance Authority, Hospital Revenue Bonds, McLaren Health
Care, Refunding Series 2015D-2, 1.200%, 10/15/38, (Mandatory Put
4/13/28)
No Opt. Call AA-   14,976,847
5,010 Michigan Finance Authority, Local Government Loan Program Revenue
Bonds, Detroit Water & Sewerage Department Sewage Disposal
System Local Project, Second Lien Series 2015C, 5.000%, 7/01/34
7/25 at 100.00 A+   5,159,248

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Michigan (continued)
$ 11,500 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health
Credit Group, Refunding Series 2022B-MI, 5.000%, 12/01/43,
(Mandatory Put 12/01/28)
6/28 at 100.00 AA-   $ 12,583,530
8,995 Michigan Finance Authority, Revenue Bonds, Ascension Senior Credit
Group, Refunding Series 2016E-1, 4.000%, 11/15/44, (Mandatory Put
8/15/24)
No Opt. Call AA+   9,048,430
Michigan Finance Authority, Tobacco Settlement Asset-
Backed Bonds, 2007 Sold Tobacco Receipts, Series
2020A-CL-1:
1,800 5.000%, 6/01/31 12/30 at 100.00 A 1,897,308
1,500 5.000%, 6/01/32 12/30 at 100.00 A 1,574,820
2,435 4.000%, 6/01/34 12/30 at 100.00 A- 2,335,506
1,000 4.000%, 6/01/35 12/30 at 100.00 A- 947,410
2,450 Michigan Housing Development Authority, Rental Housing Revenue
Bonds, Series 2018A, 3.800%, 10/01/38
10/27 at 100.00 AA   2,346,267
8,730 Michigan Housing Development Authority, Rental Housing Revenue
Bonds, Series 2021A, 2.250%, 10/01/41
10/30 at 100.00 AA   6,065,517
2,555 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Fixed Rate Series 2018C, 3.650%, 12/01/39
6/28 at 100.00 AA+   2,332,025
13,000 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Series 2019B, 2.950%, 12/01/39
12/28 at 100.00 AA+   10,718,630
25,205 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Series 2020C, 2.600%, 12/01/40
6/30 at 100.00 AA+   19,084,470
9,620 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Social Series 2021A, 2.150%, 12/01/41
12/30 at 100.00 AA+   6,691,768
1,795 Michigan State Building Authority, Revenue Bonds, Facilities Program,
Refunding Series 2020-I, 4.000%, 10/15/24
No Opt. Call Aa2   1,828,854
22,850 Michigan Strategic Fund, Limited Obligation Pollution Control Revenue
Refunding Bonds, Detroit Edison Company, Variable Rate Demand
Obligations, Series 1995CC, 1.450%, 9/01/30
No Opt. Call Aa3   19,101,001
21,550 Michigan Strategic Fund, Limited Obligation Revenue Bonds, Detroit
Edison Company Exempt Facilities Project, Refunding Variable Rate
Series 2008ET-2, 1.350%, 8/01/29
No Opt. Call Aa3   18,399,175
2,255 Michigan Strategic Fund, Limited Obligation Revenue Bonds, Graphic
Packaging International, LLC Coated Recycled Board Machine
Project, Green Series 2021, 4.000%, 10/01/61, (AMT), (Mandatory Put
10/01/26)
No Opt. Call BB   2,178,014
2,295 Michigan Strategic Fund, Revenue Bonds, Waste Management Inc.,
Series 2001, 0.580%, 8/01/27, (AMT), (Mandatory Put 8/01/24)
No Opt. Call A-   2,153,031
Royal Oak Hospital Finance Authority, Michigan, Hospital
Revenue Bonds, William Beaumont Hospital Obligated
Group, Refunding Series 2014D:
1,040 5.000%, 9/01/26, (Pre-refunded 3/01/24) 3/24 at 100.00 AA (4) 1,065,355
2,000 5.000%, 9/01/27, (Pre-refunded 3/01/24) 3/24 at 100.00 AA (4) 2,048,760
2,555 5.000%, 9/01/28, (Pre-refunded 3/01/24) 3/24 at 100.00 AA (4) 2,617,291
3,820 5.000%, 9/01/29, (Pre-refunded 3/01/24) 3/24 at 100.00 AA (4) 3,913,131
5,145 5.000%, 9/01/30, (Pre-refunded 3/01/24) 3/24 at 100.00 AA (4) 5,270,435
2,320 5.000%, 9/01/31, (Pre-refunded 3/01/24) 3/24 at 100.00 AA (4) 2,376,562
Wayne County Airport Authority, Michigan, Revenue
Bonds, Detroit Metropolitan Wayne County Airport,
Refunding Series 2015F:
3,765 5.000%, 12/01/32, (AMT) 12/25 at 100.00 A1 3,888,793
5,295 5.000%, 12/01/33, (AMT) 12/25 at 100.00 A1 5,462,852
5,000 5.000%, 12/01/34, (AMT) 12/25 at 100.00 A1 5,143,000

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Michigan (continued)
$ 13,065 Wayne County Airport Authority, Michigan, Revenue Bonds, Refunding
Series 2017E, 4.000%, 12/01/26, (AMT), 144A
No Opt. Call A1   $ 13,231,840
243,565 Total Michigan 221,150,755
Minnesota - 1.0%
Duluth Economic Development Authority, Minnesota,
Health Care Facilities Revenue Bonds, Essentia Health
Obligated Group, Series 2018A:
910 5.000%, 2/15/33 2/28 at 100.00 A- 951,496
1,150 5.000%, 2/15/37 2/28 at 100.00 A- 1,167,480
8,085 4.250%, 2/15/43 2/28 at 100.00 A- 7,526,893
55 4.250%, 2/15/48 2/28 at 100.00 A- 49,627
1,370 Minneapolis-Saint Paul Housing and Redevelopment Authority,
Minnesota, Health Care System Revenue Bonds, Allina Health System,
Refunding Series 2017A, 5.000%, 11/15/28
5/27 at 100.00 AA-   1,483,833
Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding
Subordinate Lien Series 2014A:
2,610 5.000%, 1/01/25 1/24 at 100.00 A+ 2,666,193
7,305 5.000%, 1/01/32 1/24 at 100.00 A+ 7,438,828
4,264 Minnesota Housing Finance Agency, Homeownership Finance Bonds,
Mortgage-Backed Securities Program, Series 2017E, 2.850%, 6/01/47
7/26 at 100.00 Aaa   3,994,475
Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020B:
6,065 2.625%, 1/01/40 7/29 at 100.00 AA+ 5,253,685
8,180 3.500%, 7/01/50 7/29 at 100.00 AA+ 8,091,738
5,430 Minnesota Housing Finance Agency, Residential Housing Finance
Bonds, Series 2020E, 2.500%, 7/01/40
7/29 at 100.00 AA+   4,233,717
4,605 Minnesota Housing Finance Agency, Residential Housing Finance
Bonds, Series 2020I, 2.000%, 7/01/40
1/30 at 100.00 AA+   3,451,447
4,110 Minnesota Housing Finance Agency, Residential Housing Finance
Bonds, Series 2021D, 2.200%, 7/01/41
7/30 at 100.00 AA+   3,094,912
9,245 Minnesota Housing Finance Agency, Residential Housing Finance
Bonds, Series 2021H, 2.350%, 7/01/41
1/31 at 100.00 AA+   7,346,632
425 Northern Municipal Power Agency, Minnesota, Electric System Revenue
Bonds, Series 2013A, 4.000%, 1/01/28
1/23 at 100.00 A-   425,183
1,150 Rochester, Minnesota, Health Care Facilities Revenue Bonds, Olmsted
Medical Center Project, Series 2013, 5.000%, 7/01/33, (Pre-refunded
7/01/23)
7/23 at 100.00 N/R  (4) 1,160,891
2,385 Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health
System, Refunding Series 2014B, 5.000%, 5/01/23
No Opt. Call AA-   2,397,879
6,445 Saint Paul Independent School District 625, Ramsey County, Minnesota,
Certificates of Participation, Series 2018B, 3.500%, 2/01/39
2/27 at 100.00 AAA   5,934,620
White Bear Lake Independent School District 624,
Ramsey County, Minnesota, General Obligation Bonds,
Facilities Maintenance Series 2021A:
2,650 2.000%, 2/01/28 2/27 at 100.00 AAA 2,511,564
3,095 2.000%, 2/01/29 2/27 at 100.00 AAA 2,905,431
4,135 2.000%, 2/01/30 2/27 at 100.00 AAA 3,775,007
83,669 Total Minnesota 75,861,531
Mississippi - 0.3%
6,570 Mississippi Business Finance Corporation, Pollution Control Revenue,
Mississippi Power, Series 2002, 3.200%, 9/01/28
3/24 at 100.00 A-   6,484,393

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Mississippi (continued)
Mississippi Home Corporation, Single Family Mortgage
Revenue Bonds, Series 2020A:
$ 2,490 2.450%, 12/01/39 6/29 at 100.00 Aaa $ 1,944,018
3,410 3.750%, 6/01/49 6/29 at 100.00 Aaa 3,396,223
1,470 Mississippi Home Corporation, Single Family Mortgage Revenue Bonds,
Series 2021A, 2.000%, 12/01/40
6/30 at 100.00 Aaa   999,218
2,000 Mississippi State, Gaming Tax Revenue Bonds, Series 2019A, 4.000%,
10/15/38
10/28 at 100.00 A+   1,925,200
8,880 Mississippi State, General Obligation Bonds, Series 2013B, 5.000%,
12/01/28, (Pre-refunded 12/01/23)
12/23 at 100.00 AA  (4) 9,051,206
24,820 Total Mississippi 23,800,258
Missouri - 0.7%
1,175 Cape Girardeau County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Southeasthealth, Series 2016A,
6.000%, 3/01/33
3/23 at 103.00 BBB-   1,215,232
1,100 Great Rivers Greenway Metropolitan Park & Recreation District, Missouri,
Sales Tax Appropriation Bonds, Gateway Arch Project, Series 2014,
3.000%, 12/30/24, (Pre-refunded 12/30/23)
12/23 at 100.00 A+  (4) 1,100,935
10,400 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Refunding Series
1998A, 2.900%, 9/01/33
7/27 at 102.00 A   9,715,680
12,000 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Series 1998B,
2.900%, 9/01/33
7/27 at 102.00 A   11,210,400
15,085 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Series 1998C,
2.750%, 9/01/33
6/27 at 102.00 A   13,828,118
1,465 Missouri Health and Educational Facilities Authority, Educational
Facilities Revenue Bonds, Saint Louis College of Pharmacy, Series
2013, 5.250%, 5/01/33
5/23 at 100.00 BBB-   1,475,138
220 Missouri Health and Educational Facilities Authority, Educational
Facilities Revenue Bonds, Saint Louis College of Pharmacy, Series
2015B, 4.000%, 5/01/32
11/23 at 100.00 BBB-   221,775
1,390 Missouri Health and Educational Facilities Authority, Revenue Bonds,
A.T. Still University of Health Sciences, Series 2014, 4.250%, 10/01/32,
(Pre-refunded 10/01/23)
10/23 at 100.00 A  (4) 1,403,052
3,660 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series
2019C, 2.750%, 11/01/39
5/29 at 100.00 AA+   3,351,242
1,500 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series
2020A, 2.550%, 11/01/40
5/29 at 100.00 AA+   1,209,960
1,025 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series
2021A, 2.150%, 11/01/41
5/30 at 100.00 AA+   783,069
4,215 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series
2021B, 2.000%, 11/01/41
5/30 at 100.00 AA+   2,963,019
Missouri Joint Municipal Electric Utility Commission,
Power Project Revenue Bonds, Iatan 2 Project, Refunding
Series 2014A:
1,365 5.000%, 1/01/25 1/24 at 100.00 A2 1,389,420
2,590 5.000%, 1/01/26 1/24 at 100.00 A2 2,635,403
1,010 5.000%, 1/01/32 1/24 at 100.00 A2 1,023,948

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Missouri (continued)
$ 4,150 Missouri Joint Municipal Electric Utility Commission, Power Project
Revenue Bonds, Plum Point Project, Refunding Series 2014A, 5.000%,
1/01/23
No Opt. Call A   $ 4,150,000
1,065 Stoddard County Industrial Development Authority, Missouri, Health
Facility Revenue Bonds, Southeasthealth, Series 2016B, 6.000%,
3/01/37
3/23 at 103.00 BBB-   1,100,837
63,415 Total Missouri 58,777,228
Montana - 0.8%
1,505 Cascade County High School District A Great Falls, Montana, General
Obligation Bonds, School Buidling Series 2018, 5.000%, 7/01/38
7/28 at 100.00 A+   1,623,203
25,675 Forsyth, Montana Pollution Control Revenue Bonds, Portland General
Electric Company Project, Refunding Series 1998A, 2.125%, 5/01/33
3/30 at 102.00 A1   21,615,782
35,095 Forsyth, Rosebud County, Montana, Pollution Control Revenue
Refunding Bonds, Northwestern Corporation Colstrip Project, Series
2016, 2.000%, 8/01/23
No Opt. Call A-   34,761,598
1,000 Gallatin County School District 44 Belgrade, Montana, General
Obligation Bonds, School Building Series 2019, 4.000%, 6/01/33
6/29 at 100.00 A+   1,049,990
1,045 Montana Board of Housing, Single Family Mortgage Bonds, Series
2021A-1, 2.000%, 12/01/41
6/30 at 100.00 AA+   739,160
1,725 Montana Board of Housing, Single Family Mortgage Bonds, Series
2021B, 2.000%, 12/01/41
12/30 at 100.00 AA+   1,167,411
560 Montana Facility Finance Authority, Montana, Health Facilities Reveue
Bonds, Bozeman Deaconess Health Services Obligated Group, Series
2018, 3.250%, 6/01/32
6/28 at 100.00 A   530,510
66,605 Total Montana 61,487,654
National - 0.1%
90 BB&T Municipal Trust Pool Tax Exempt Lease Certificates Class D Series
2018, 3.210%, 7/31/23, 144A (SIFMA reference rate + 1.000% spread)
(5)
No Opt. Call A+   89,804
Freddie Mac Multi-Family ML Certificates, Series ML 05,
Series 2019A:
5,278 3.400%, 1/25/36 2019 1 No Opt. Call AA+ 4,819,596
4,828 1.877%, 7/25/37 No Opt. Call AA+ 3,639,132
10,196 Total National 8,548,532
Nebraska - 1.1%
5,000 Central Plains Energy Project, Nebraska, Gas Project 4 Revenue Bonds,
Series 2018A, 5.000%, 3/01/50, (Mandatory Put 1/01/24)
10/23 at 100.43 A2   5,047,550
5,455 Central Plains Energy Project, Nebraska, Gas Project Revenue Bonds,
Project 5, Series 2022-1, 5.000%, 5/01/53, (Mandatory Put 10/01/29)
7/29 at 100.22 A2   5,610,358
3,380 Central Plains Energy Project, Nebraska, Gas Supply Revenue Bonds,
Refunding Series 2019, 4.000%, 12/01/49, (Mandatory Put 8/01/25)
5/25 at 100.50 Aa1   3,371,989
Douglas County Hospital Authority 2, Nebraska, Hospital
Revenue Bonds, Madonna Rehabilitation Hospital Project,
Series 2014:
2,025 5.000%, 5/15/28 5/24 at 100.00 A- 2,050,596
9,355 5.000%, 5/15/44 5/24 at 100.00 A- 9,345,364

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Nebraska (continued)
Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project,
Series 2018:
$ 540 5.000%, 7/01/23 No Opt. Call BBB $ 543,872
1,250 5.000%, 7/01/24 No Opt. Call BBB 1,279,463
530 5.000%, 7/01/25 No Opt. Call BBB 547,702
750 5.000%, 7/01/26 7/25 at 100.00 BBB 775,650
200 5.000%, 7/01/27 7/25 at 100.00 BBB 206,714
835 5.000%, 7/01/28 7/25 at 100.00 BBB 860,918
485 5.000%, 7/01/29 7/25 at 100.00 BBB 499,409
1,000 5.000%, 7/01/30 7/25 at 100.00 BBB 1,029,550
180 5.000%, 7/01/33 7/25 at 100.00 BBB 184,511
Nebraska Investment Finance Authority, Single Family
Housing Revenue Bonds, Series 2019D:
160 2.600%, 9/01/34 3/29 at 100.00 AA+ 142,179
7,205 2.850%, 9/01/39 3/29 at 100.00 AA+ 6,562,098
10,000 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Series 2020A, 2.550%, 9/01/40
3/29 at 100.00 AA+   8,114,300
545 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Series 2021A, 1.950%, 9/01/37
3/30 at 100.00 AA+   455,517
17,770 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Series 2021C, 2.300%, 9/01/41
9/30 at 100.00 AA+   12,470,986
1,380 Papillion-LaVista School District 27, Sarpy County, Nebraska, General
Obligation Bonds, Refunding Series 2020B, 4.000%, 12/01/26
No Opt. Call Aa2   1,445,233
8,160 Public Power Generation Agency, Nebraska, Whelan Energy Center Unit
2 Revenue Bonds, Refunding Series 2016A, 5.000%, 1/01/32
7/26 at 100.00 A2   8,632,382
Sarpy County School District 037 Gretna Public Schools,
Nebraska, General Obligation Bonds, Refunding Series
2019:
1,195 5.000%, 6/15/26 No Opt. Call AA- 1,284,338
1,455 5.000%, 6/15/28 No Opt. Call AA- 1,612,999
1,760 4.000%, 6/15/33 6/29 at 100.00 AA- 1,846,328
2,240 Sarpy County, Nebraska, Limited Tax Highway Allocation Fund Pledge
Bonds, Series 2021, 2.000%, 6/01/27
6/26 at 100.00 Aaa   2,120,429
6,320 Saunders County School District 1, Ashland-Greenwood, Nebraska,
General Obligation Bonds, Series 2021, 2.000%, 12/15/50
12/30 at 100.00 A+   3,655,298
Scotts Bluff County Hospital Authority 1, Nebraska,
Hospital Revenue Bonds, Regional West Medical Center
Project, Refunding & Improvement Series 2016A:
3,660 5.250%, 2/01/28 2/27 at 100.00 BB+ 3,786,782
1,355 5.250%, 2/01/29 2/27 at 100.00 BB+ 1,401,748
5,865 Southeast Community College Area, Nebraska, Certificates of
Participation, Series 2018, 3.375%, 12/15/37
6/28 at 100.00 Aa1   5,575,269
100,055 Total Nebraska 90,459,532
Nevada - 0.4%
5,285 Clark County, Nevada, General Obligation Bonds, Flood Control Series
2014, 4.000%, 11/01/33, (Pre-refunded 11/01/24)
11/24 at 100.00 AA+  (4) 5,403,490
10,000 Clark County, Nevada, Passenger Facility Charge Revenue Bonds,
Las Vegas-McCarran International Airport, Refunding Series 2019E,
5.000%, 7/01/23
No Opt. Call Aa3   10,098,600

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Nevada (continued)
Henderson, Nevada, Limited Obligation Bonds, Local
Improvement District T-18 Inspirada, Refunding Series
2016:
$ 1,750 4.000%, 9/01/32 9/26 at 100.00 N/R $ 1,622,932
2,275 4.000%, 9/01/35 9/26 at 100.00 N/R 2,044,884
3,585 Las Vegas Convention and Visitors Authority, Nevada, Revenue Bonds,
Refunding Series 2017B, 4.000%, 7/01/34
7/27 at 100.00 Aa3   3,673,155
1,770 Las Vegas Valley Water District, Nevada, General Obligation Bonds,
Limited Tax Refunding Water Series 2021B, 5.000%, 6/01/25
No Opt. Call Aa1   1,866,695
2,860 Nevada Housing Division, Single Family Housing Mortgage Revenue
Bonds, Refunding Series 2021A, 2.200%, 10/01/41
10/30 at 100.00 AA+   2,147,202
3,165 Sparks, Nevada, Sales Tax Revenue Bonds, Tourism Improvement District
1 Legends at Sparks Marina, Refunding Senior Series 2019A, 2.750%,
6/15/28, 144A
No Opt. Call Ba2   2,829,004
30,690 Total Nevada 29,685,962
New Hampshire - 0.6%
16,653 National Finance Authority, New Hampshire, Municipal Certificates
Series 2020-1 Class A, 4.125%, 1/20/34
No Opt. Call BBB   16,157,619
10,817 National Finance Authority, New Hampshire, Municipal Certificates
Series 2022-2 Class A, 4.000%, 10/20/36
No Opt. Call BBB   10,079,767
16,935 New Hampshire Business Finance Authority, Pollution Control Revenue
Bonds, United Illuminating Company, Refunding Series 2003A,
2.800%, 10/01/33, (Mandatory Put 10/02/23)
No Opt. Call A   16,856,083
1,145 New Hampshire Business Finance Authority, Water Facility Revenue
Bonds, Pennichuck Water Works Inc. Project , Series 2015A., 4.250%,
1/01/36, (Pre-refunded 1/01/26), (AMT)
1/26 at 100.00 N/R  (4) 1,189,643
New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Concord Hospital, Series 2021A:
1,000 4.000%, 10/01/32 4/31 at 100.00 AA- 1,019,840
1,000 4.000%, 10/01/34 4/31 at 100.00 AA- 1,012,670
1,000 4.000%, 10/01/38 4/31 at 100.00 AA- 982,840
1,000 New Hampshire Health and Education Facilities Authority, Revenue
Bonds, Elliot Hospital, Series 2016, 5.000%, 10/01/38
10/26 at 100.00 A-   1,013,560
840 New Hampshire Health and Education Facilities Authority, Revenue
Bonds, Southern New Hampshire Medical Center, Series 2016,
3.500%, 10/01/34
10/26 at 100.00 A-   814,145
50,390 Total New Hampshire 49,126,167
New Jersey - 4.3%
Camden County Improvement Authority, New Jersey,
Health Care Redevelopment Revenue Bonds, Cooper
Health System Obligated Group Issue, Refunding Series
2014A:
2,500 5.000%, 2/15/30 2/24 at 100.00 A- 2,515,075
1,045 5.000%, 2/15/34 2/24 at 100.00 A- 1,050,946
Clifton, New Jersey, General Obligation Bonds,
Refunding Series 2021:
1,110 2.000%, 8/15/29 - BAM Insured 8/28 at 100.00 AA 1,016,249
2,075 2.000%, 8/15/30 - BAM Insured 8/28 at 100.00 AA 1,868,288
2,045 2.000%, 8/15/31 - BAM Insured 8/28 at 100.00 AA 1,796,124

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey (continued)
East Brunswick Township, Middlesex County, New Jersey,
General Obligation Bonds, Series 2021:
$ 1,095 2.000%, 2/15/26 No Opt. Call Aa1 $ 1,059,555
1,385 2.000%, 2/15/27 No Opt. Call Aa1 1,320,819
1,355 2.000%, 2/15/30 2/29 at 100.00 Aa1 1,218,619
1,370 Flemington-Raritan Regional School District, Hunterdon County, New
Jersey, General Obligation Bonds, Series 2019, 2.375%, 9/01/34
9/26 at 100.00 AA   1,167,939
3,555 Gloucester County Pollution Control Financing Authority, New Jersey,
Pollution Control Revenue Bonds, Logan Project, Refunding Series
2014A, 5.000%, 12/01/24, (AMT), (ETM)
No Opt. Call N/R  (4) 3,608,929
1,585 Gloucester Township, New Jersey, General Obligation Bonds, Series
2019, 2.250%, 2/01/29 - BAM Insured
No Opt. Call AA   1,448,785
New Jersey Economic Development Authority, New
Jersey, Transit Transportation Project Revenue Bonds,
Series 2020A:
4,115 5.000%, 11/01/32 11/29 at 100.00 A3 4,463,047
6,265 4.000%, 11/01/37 11/29 at 100.00 A3 5,947,740
2,750 4.000%, 11/01/38 11/29 at 100.00 A3 2,574,000
New Jersey Economic Development Authority, Private
Activity Bonds, The Goethals Bridge Replacement
Project, Series 2013:
1,350 5.000%, 1/01/28, (AMT) 1/24 at 100.00 A2 1,354,995
2,345 5.000%, 1/01/31 - AGM Insured, (AMT) 1/24 at 100.00 AA 2,354,192
6,980 New Jersey Economic Development Authority, Revenue Bonds, Motor
Vehicle Surcharge, Refunding Subordinate Series 2017A, 3.375%,
7/01/30
7/27 at 100.00 Baa3   6,749,800
25,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Refunding Series 2015, 5.000%, 6/15/27
6/25 at 100.00 A3   25,997,250
New Jersey Economic Development Authority, School
Facilities Construction Bonds, Social Series 2021QQQ:
625 5.000%, 6/15/26 No Opt. Call A3 661,788
455 5.000%, 6/15/27 No Opt. Call A3 486,955
430 5.000%, 6/15/28 No Opt. Call A3 464,735
5,000 New Jersey Economic Development Authority, Special Facility Revenue
Bonds, Port Newark Container Terminal LLC Project, Refunding Series
2017, 5.000%, 10/01/47, (AMT)
10/27 at 100.00 Baa2   4,881,650
18,490 New Jersey Economic Development Authority, Water Facilities Revenue
Bonds, New Jersey-American Water Company Inc. Project, Refunding
Series 2019A, 2.200%, 10/01/39, (AMT), (Mandatory Put 12/03/29)
12/29 at 100.00 A+   15,901,770
19,070 New Jersey Economic Development Authority, Water Facilities Revenue
Bonds, New Jersey-American Water Company Inc. Project, Refunding
Series 2020D, 1.100%, 11/01/29, (AMT), (Mandatory Put 12/01/27)
No Opt. Call A+   16,725,725
3,345 New Jersey Health Care Facilities Authority, Revenue Bonds, Atlanticare
Health System Obligated Group Issue, Series 2021, 2.375%, 7/01/46
7/31 at 100.00 AA-   2,202,147
2,170 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Barnabas Health, Refunding Series 2014A, 5.000%, 7/01/44
7/24 at 100.00 AA-   2,193,979
10,310 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
RWJ Barnabas Health Obligated Group, Term Series 2019B-3, 5.000%,
7/01/45, (Mandatory Put 7/01/26)
4/26 at 100.83 AA-   10,984,068
1,000 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Saint Joseph's Healthcare System Obligated Group Issue, Refunding
Series 2016, 5.000%, 7/01/35
7/26 at 100.00 BBB-   1,021,710

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey (continued)
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, Virtua Health Inc Series 2013:
$ 1,125 5.000%, 7/01/24 1/24 at 100.00 AA- $ 1,145,643
75 5.000%, 7/01/24, (Pre-refunded 1/01/24) 1/24 at 100.00 N/R (4) 76,477
New Jersey Higher Education Student Assistance
Authority, Student Loan Revenue Bonds, Senior Lien
Series 2017-1A:
1,585 3.500%, 12/01/29, (AMT) 12/26 at 100.00 Aaa 1,562,620
4,090 3.750%, 12/01/31, (AMT) 12/26 at 100.00 Aaa 4,043,415
4,175 4.000%, 12/01/32, (AMT) 12/26 at 100.00 Aaa 4,146,360
1,745 3.750%, 12/01/33, (AMT) 12/26 at 100.00 Aaa 1,725,124
515 New Jersey Housing and Mortgage Finance Agency, Single Family
Housing Revenue Bonds, Series 2018A, 3.750%, 10/01/35
10/27 at 100.00 AA   488,411
New Jersey State, General Obligation Bonds, Covid-19
Emergency Series 2020A:
3,660 5.000%, 6/01/26 No Opt. Call A2 3,930,694
770 5.000%, 6/01/27 No Opt. Call A2 841,487
2,030 5.000%, 6/01/28 No Opt. Call A2 2,257,604
9,785 5.000%, 6/01/29 No Opt. Call A2 11,064,486
16,100 4.000%, 6/01/30 No Opt. Call A2 17,110,436
3,345 4.000%, 6/01/31 No Opt. Call A2 3,553,694
1,030 4.000%, 6/01/32 No Opt. Call A2 1,097,877
20 New Jersey Transportation Trust Fund Authority, Federal Highway
Reimbursement Revenue Notes, Series 2016A-1, 5.000%, 6/15/29
6/26 at 100.00 A+   21,092
New Jersey Transportation Trust Fund Authority, Federal
Highway Reimbursement Revenue Notes, Series 2018A:
6,270 5.000%, 6/15/24 No Opt. Call A+ 6,436,907
8,725 5.000%, 6/15/29 6/26 at 100.00 A+ 9,201,560
5,635 New Jersey Transportation Trust Fund Authority, Transportation Program
Bonds, Forward Delivery Series 2022AA, 5.000%, 6/15/33
6/32 at 100.00 A3   6,223,125
1,780 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Refunding Series 2006C, 0.000%, 12/15/31 - FGIC Insured
No Opt. Call A3   1,240,464
11,585 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2010D, 5.000%, 12/15/23
No Opt. Call A3   11,768,970
920 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2013AA, 5.000%, 6/15/36
6/23 at 100.00 A3   923,294
2,500 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2014BB-2. Remarketed to Fixed Rate, 5.000%, 6/15/34
6/31 at 100.00 A3   2,714,150
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Series 2015AA:
1,910 5.250%, 6/15/33 6/25 at 100.00 A3 1,979,448
2,210 5.250%, 6/15/34 6/25 at 100.00 A3 2,283,924
2,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2018A, 5.000%, 12/15/23
No Opt. Call A3   2,031,760
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Series 2019A:
7,530 5.000%, 12/15/25 No Opt. Call A3 7,916,138
10,230 5.000%, 12/15/33 12/29 at 100.00 A3 11,032,544
3,015 4.000%, 12/15/39 12/29 at 100.00 A3 2,788,091
9,490 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019AA, 3.750%, 6/15/33
12/28 at 100.00 A3   9,240,033
6,190 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019BB, 5.000%, 6/15/33
12/28 at 100.00 A3   6,622,186

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Series 2020AA:
$ 2,500 4.000%, 6/15/35 12/30 at 100.00 A3 $ 2,471,325
4,250 4.000%, 6/15/36 12/30 at 100.00 A3 4,140,902
16,650 New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 2020D,
5.000%, 1/01/28
No Opt. Call AA-   17,903,579
2,775 Ocean City, New Jersey, General Obligation Bonds, General
Improvement Series 2019, 2.250%, 9/15/33
9/26 at 100.00 AA   2,404,177
2,335 Ocean City, New Jersey, General Obligation Bonds, Refunding General
Improvement Series 2016, 1.000%, 11/15/28
11/24 at 100.00 AA   2,090,782
1,485 Salem County Pollution Control Financing Authority, New Jersey,
Pollution Control Revenue Bonds, Chambers Project, Refunding Series
2014A, 5.000%, 12/01/23, (AMT), (ETM)
No Opt. Call N/R  (4) 1,503,711
1,530 South Orange & Maplewood School District, Essex County, New Jersey,
General Obligation Bonds, Series 2021, 2.125%, 8/15/42
8/29 at 100.00 Aa2   1,015,354
Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A:
6,360 5.000%, 6/01/26 No Opt. Call A 6,578,021
3,980 5.000%, 6/01/28 No Opt. Call A 4,185,965
9,245 5.000%, 6/01/29 6/28 at 100.00 A 9,717,234
3,310 5.000%, 6/01/30 6/28 at 100.00 A 3,478,512
6,205 5.000%, 6/01/36 6/28 at 100.00 A- 6,381,346
11,265 4.000%, 6/01/37 6/28 at 100.00 A- 10,558,234
Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018B:
70 3.200%, 6/01/27 No Opt. Call A 69,793
2,770 5.000%, 6/01/46 6/28 at 100.00 BBB- 2,648,425
2,585 Toms River Board of Education, Ocean County, New Jersey, General
Obligation Bonds, Regional Schools Series 2019, 2.000%, 7/15/26
No Opt. Call AA-   2,460,351
336,175 Total New Jersey 336,112,604
New Mexico - 0.6%
Central New Mexico Community College, Bernalillo and
Sandoval Counties, New Mexico, General Obligation
Bonds, Limited Tax Refunding Series 2021B:
3,260 4.000%, 8/15/24 No Opt. Call AA+ 3,325,070
3,350 4.000%, 8/15/25 No Opt. Call AA+ 3,461,890
5,355 Farmington, New Mexico, Pollution Control Revenue Bonds, Public
Service Company of New Mexico San Juan and Four Corners Projects,
Refunding Series 2016B, 2.150%, 4/01/33
10/31 at 101.00 BBB   4,369,733
8,560 Farmington, New Mexico, Pollution Control Revenue Bonds, Public
Service Company of New Mexico San Juan Project, Refunding Series
2010E, 1.150%, 6/01/40, (Mandatory Put 6/01/24)
No Opt. Call BBB   8,244,906
1,170 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2018B, 3.750%, 7/01/38
7/27 at 100.00 Aaa   1,128,009
3,110 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2018C, 3.750%, 7/01/38
1/28 at 100.00 Aaa   2,940,070
3,305 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2019D, 3.000%, 7/01/39
1/29 at 100.00 Aaa   3,135,156
1,550 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2019F, 2.850%, 7/01/39
1/29 at 100.00 Aaa   1,343,757
2,485 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2021A, 2.150%, 7/01/41
7/30 at 100.00 Aaa   1,868,745

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Mexico (continued)
$ 4,845 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2021C, 2.100%, 7/01/41
7/30 at 100.00 Aaa   $ 3,509,185
3,490 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2021D, 2.350%, 7/01/41
1/31 at 100.00 Aaa   2,601,446
9,070 New Mexico Municipal Energy Acquisition Authority, Gas Supply
Revenue Bonds, Refunding & Acquisition Sub-Series 2019A, 5.000%,
11/01/39, (Mandatory Put 5/01/25)
2/25 at 100.73 Aa1   9,298,110
750 Winrock Town Center Tax Increment Development District 1,
Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds,
Senior Lien Series 2022, 4.000%, 5/01/33, 144A
5/29 at 103.00 N/R   649,650
50,300 Total New Mexico 45,875,727
New York - 5.2%
Albany County Airport Authority, New York, Airport
Revenue Bonds, Refunding Series 2020B. Forward
Delivery:
1,225 5.000%, 12/15/23, (AMT) No Opt. Call A 1,240,913
1,145 5.000%, 12/15/24, (AMT) No Opt. Call A 1,176,590
1,515 Albany County, New York, General Obligation Bonds, Refunding
Forward Delivery Series 2019C, 5.000%, 11/01/23
No Opt. Call AA   1,540,967
Buffalo and Fort Erie Public Bridge Authority, New York,
Toll Bridge System Revenue Bonds, Refunding Series
2014:
300 5.000%, 1/01/24 No Opt. Call A+ 305,937
500 5.000%, 1/01/25 No Opt. Call A+ 520,735
3,390 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020A-1, 5.250%, 6/01/40, 144A
12/30 at 100.00 N/R   2,702,508
4,360 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020B-1, 5.000%, 6/01/40, 144A
12/30 at 100.00 N/R   3,651,980
5,000 Dormitory Authority of the State of New York, Revenue Bonds, Northwell
Healthcare Inc, Series 2019B-1, 1.800%, 5/01/48, (Mandatory Put
11/01/28)
5/28 at 100.00 A-   4,569,050
4,000 Dormitory Authority of the State of New York, Revenue Bonds, Northwell
Healthcare Inc, Series 2019B-3, 5.000%, 5/01/48, (Mandatory Put
5/01/26)
11/25 at 100.00 A-   4,191,480
Dormitory Authority of the State of New York, Revenue
Bonds, Orange Regional Medical Center Obligated
Group, Series 2017:
1,900 5.000%, 12/01/25, 144A No Opt. Call BBB- 1,942,370
1,400 5.000%, 12/01/27, 144A 6/27 at 100.00 BBB- 1,434,272
1,300 5.000%, 12/01/29, 144A 6/27 at 100.00 BBB- 1,329,679
10,000 Dormitory Authority of the State of New York, State Personal Income
Tax Revenue Bonds, General Purpose, Bidding Group 5 Series 2021E,
5.000%, 3/15/26
No Opt. Call AA+   10,750,000
6,965 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2018A, 5.000%, 3/15/28
No Opt. Call Aa1   7,764,094
5,845 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Notes Series 2021, 1.000%, 9/01/25
9/23 at 100.00 A   5,322,399
1,055 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2000A, 0.000%, 6/01/23 - AGM Insured
No Opt. Call AA   1,041,951
6,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2020D-1,
5.000%, 11/15/43
11/30 at 100.00 A3   5,849,400

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 865 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Refunding Green Climate Certified Series 2017C-1,
5.000%, 11/15/24
No Opt. Call A3   $ 888,061
2,380 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Refunding Green Climate Certified Series 2020E,
5.000%, 11/15/33
11/30 at 100.00 A3   2,463,062
1,110 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Refunding Series 2016D, 5.000%, 11/15/31
11/26 at 100.00 A3   1,142,690
5,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Series 2014B, 5.250%, 11/15/37
5/24 at 100.00 A3   5,048,300
5,495 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Series 2015A-1, 5.000%, 11/15/36
5/25 at 100.00 A3   5,548,906
18,300 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Series 2021A-2, 4.000%, 11/15/42
5/31 at 100.00 A3   15,886,230
Monroe County Industrial Development Corporation,
New York, Revenue Bonds, Saint Anns Community
Project, Series 2019:
1,655 4.000%, 1/01/30 1/26 at 103.00 N/R 1,478,693
1,910 5.000%, 1/01/40 1/26 at 103.00 N/R 1,646,076
Nassau County Local Economic Assistance Corporation,
New York, Revenue Bonds, Catholic Health Services of
Long Island Obligated Group Project, Series 2014:
1,525 5.000%, 7/01/28 7/24 at 100.00 A- 1,562,103
1,000 5.000%, 7/01/29 7/24 at 100.00 A- 1,023,810
Nassau County Local Economic Assistance Corporation,
New York, Revenue Bonds, Catholic Health Services of
Long Island Obligated Group Project, Series 2014B:
655 5.000%, 7/01/30 7/24 at 100.00 A- 670,242
2,455 5.000%, 7/01/32 7/24 at 100.00 A- 2,508,470
7,710 New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Neighborhood
Series 2019A-3A, 1.125%, 5/01/60, (Mandatory Put 11/01/24)
1/23 at 100.00 AA+   7,350,791
New York City Industrial Development Agency, New York,
PILOT Payment in Lieu of Taxes Revenue Bonds, Queens
Baseball Stadium Project, Refunding Series 2021A:
2,125 4.000%, 1/01/32 - AGM Insured 1/31 at 100.00 AA 2,225,258
1,045 3.000%, 1/01/33 - AGM Insured 1/31 at 100.00 AA 977,911
5,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2014 Series D-1, 5.000%, 2/01/38
2/24 at 100.00 AAA   5,074,850
New York City Transitional Finance Authority, New York,
Future Tax Secured Bonds, Subordinate Fiscal Series
2023B-1:
5,000 5.000%, 11/01/24 No Opt. Call AAA 5,208,650
1,400 5.000%, 11/01/25 No Opt. Call AAA 1,491,994
New York State Housing Finance Agency, Affordable
Housing Revenue Bonds, Climate Bond Certified/Green
Bond Series 2018I:
600 3.625%, 11/01/33 11/27 at 100.00 Aa2 599,088
2,000 3.875%, 11/01/38 11/27 at 100.00 Aa2 1,876,960
4,255 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Climate Bond Certified/Green Bond Series 2019D, 2.050%,
5/01/23
1/23 at 100.00 Aa2   4,235,767
2,335 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Climate Bond Certified/Sustainability Green Series 2020J,
0.750%, 5/01/25
1/23 at 100.00 Aa2   2,190,860

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
New York State Housing Finance Agency, Affordable
Housing Revenue Bonds, Climate Bond Certified/
Sustainability Series 2019P:
$ 2,040 2.600%, 11/01/34 5/28 at 100.00 Aa2 $ 1,747,077
10,105 2.850%, 11/01/39 5/28 at 100.00 Aa2 8,114,517
8,845 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Refunding Series 2019C, 3.850%, 11/01/39
5/28 at 100.00 Aa2   8,184,898
17,620 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Refunding Series 2020H, 2.300%, 11/01/40
5/29 at 100.00 Aa2   12,457,692
2,600 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Series 2019E, 2.125%, 11/01/23
1/23 at 100.00 Aa2   2,573,870
10,640 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Series 223, 3.000%, 10/01/39
10/28 at 100.00 Aa1   8,959,731
10,175 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Series 225, 2.300%, 10/01/40
10/29 at 100.00 Aa1   7,153,941
6,000 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Series 227, 2.300%, 10/01/40
10/29 at 100.00 Aa1   4,276,380
21,935 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Series 231, 2.400%, 10/01/41
4/30 at 100.00 Aa1   15,536,780
5,335 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Series 233, 2.200%, 4/01/36
4/30 at 100.00 Aa1   4,054,600
12,255 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Social Series 239, 2.450%, 10/01/41
10/30 at 100.00 Aa1   8,455,950
6,680 New York State Urban Development Corporation, State Personal Income
Tax Revenue Bonds, General Purpose, Series 2020C, 5.000%, 3/15/26
No Opt. Call Aa1   7,185,275
New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal
B Redevelopment Project, Series 2016A:
1,440 5.000%, 7/01/30, (AMT) 7/24 at 100.00 Baa2 1,456,128
1,345 4.000%, 7/01/32, (AMT) 7/24 at 100.00 Baa2 1,277,723
8,075 4.000%, 7/01/33, (AMT) 7/24 at 100.00 Baa2 7,614,887
9,735 5.000%, 7/01/34, (AMT) 7/24 at 100.00 Baa2 9,822,615
33,755 5.000%, 7/01/41, (AMT) 7/24 at 100.00 Baa2 32,874,332
2,690 4.000%, 7/01/46 - AGM Insured, (AMT) 7/24 at 100.00 AA 2,251,934
25,405 5.000%, 7/01/46, (AMT) 7/24 at 100.00 Baa2 24,355,265
3,450 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Refunding Series 2016, 5.000%, 8/01/26,
(AMT)
1/23 at 100.00 B   3,449,862
7,800 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, Terminal 4 John F Kennedy International
Airport Project, Series 2022, 5.000%, 12/01/29, (AMT)
No Opt. Call Baa1   8,255,208
2,090 New York Transportation Development Corporation, New York, Special
Facility Revenue Refunding Bonds, Terminal One Group Association,
L.P. Project, Series 2015, 5.000%, 1/01/23, (AMT)
No Opt. Call BBB   2,090,000
17,520 New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals
C&D Redevelopment Project, Series 2018, 4.000%, 1/01/36, (AMT)
1/28 at 100.00 Baa3   16,140,125
10,300 Port Authority of New York and New Jersey, Consolidated Revenue
Bonds, One Hundred Seventy Ninth Series 2013, 5.000%, 12/01/25
12/23 at 100.00 AA-   10,496,730

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
Suffolk County Economic Development Corporation,
New York, Revenue Bonds, Catholic Health Services of
Long Island Obligated Group Project, Series 2014:
$ 2,435 5.000%, 7/01/28 7/24 at 100.00 A- $ 2,494,243
2,695 5.000%, 7/01/29 7/24 at 100.00 A- 2,759,168
4,200 5.000%, 7/01/30 7/24 at 100.00 A- 4,297,734
2,100 5.000%, 7/01/31 7/24 at 100.00 A- 2,147,565
1,335 5.000%, 7/01/32 7/24 at 100.00 A- 1,364,076
3,080 5.000%, 7/01/33 7/24 at 100.00 A- 3,144,126
19,770 Triborough Bridge and Tunnel Authority, New York, General Revenue
Bonds, MTA Bridges & Tunnels, Series 2021A, 5.000%, 11/01/25
No Opt. Call A1   21,041,211
10,225 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bond Anticipation Notes, Series 2022A, 5.000%, 8/15/24
No Opt. Call N/R   10,568,151
235 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bond Anticipation Notes, Series 2022B, 5.000%, 12/16/24
No Opt. Call N/R   244,287
3,750 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Green Bonds, Series 2022D-2, 5.000%, 11/15/39
11/32 at 100.00 AA+   4,157,475
Troy Capital Resource Corporation, New York,  Revenue
Bonds, Rensselaer Polytechnic Institute, Refunding Series
2020A. Forward Delivery:
1,200 5.000%, 9/01/23 No Opt. Call A3 1,215,588
1,835 5.000%, 9/01/24 No Opt. Call A3 1,884,306
2,000 5.000%, 9/01/25 No Opt. Call A3 2,082,940
11,465 Westchester County Local Development Corporation, New York,
Revenue Bond, Purchase Senior Learning Community, Inc. Project,
Accd Inv, Series 2021B-EFRB, 3.600%, 7/01/29
No Opt. Call N/R   10,079,913
9,175 Westchester County Local Development Corporation, New York,
Revenue Bond, Purchase Senior Learning Community, Inc. Project,
Accd Inv, Series 2021C-EFRB, 3.200%, 7/01/28, 144A
No Opt. Call N/R   8,662,026
443,055 Total New York 411,361,426
North Carolina - 0.5%
7,410 Alamance County, North Carolina, General Obligation Bonds, Public
Improvement Series 2021, 5.000%, 5/01/28
No Opt. Call AA   8,271,709
2,395 Columbus County Industrial Facilities and Pollution Control Financing
Authority, North Carolina, Recovery Zone Facility Bonds, International
Paper Company Project, Refunding Series 2020A, 1.375%, 5/01/34,
(Mandatory Put 6/16/25)
No Opt. Call BBB   2,234,247
3,110 North Carolina Housing Finance Agency, Home Ownership Revenue
Bonds, 1998 Trust Agreement, Series 2019-42, 2.625%, 7/01/39
7/28 at 100.00 AA+   2,503,581
4,660 North Carolina Housing Finance Agency, Home Ownership Revenue
Bonds, 1998 Trust Agreement, Series 2020-43, 2.800%, 1/01/40
1/29 at 100.00 AA+   3,771,571
12,735 North Carolina Housing Finance Agency, Home Ownership Revenue
Bonds, 1998 Trust Agreement, Series 2021-47, 2.300%, 7/01/41
7/30 at 100.00 AA+   9,214,919
11,625 North Carolina Municipal Power Agency 1, Catawba Electric Revenue
Bonds, Series 2015C, 5.000%, 1/01/29
1/26 at 100.00 A   12,327,964
2,500 North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Bond Anticipation Bond Senior Lien Series 2020, 5.000%,
2/01/24
No Opt. Call BBB   2,546,700
44,435 Total North Carolina 40,870,691

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
North Dakota - 0.9%
$ 5,395 Cass County Joint Water Reserve District, North Dakota, Temporary
Improvement  Special Assessment Bonds, Refunding Series 2021A,
0.480%, 5/01/24
1/23 at 100.00 Aa3   $ 5,128,757
Fargo, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2021A:
1,250 4.000%, 5/01/26 5/25 at 100.00 Aa2 1,287,063
1,320 4.000%, 5/01/27 5/25 at 100.00 Aa2 1,358,768
1,385 4.000%, 5/01/28 5/25 at 100.00 Aa2 1,425,276
Grand Forks, North Dakota, Health Care System Revenue
Bonds, Altru Health System Obligated Group, Series
2021:
1,750 5.000%, 12/01/29 No Opt. Call Baa2 1,890,473
1,775 5.000%, 12/01/30 No Opt. Call Baa2 1,934,572
2,985 5.000%, 12/01/32 12/31 at 100.00 Baa2 3,217,412
3,915 5.000%, 12/01/33 12/31 at 100.00 Baa2 4,203,966
4,675 5.000%, 12/01/34 12/31 at 100.00 Baa2 4,997,669
Horace, Cass County, North Dakota, General Obligation
Bonds, Refunding Improvement Series 2021:
500 3.000%, 5/01/33 5/27 at 100.00 Baa2 461,565
500 3.000%, 5/01/36 5/27 at 100.00 Baa2 438,140
3,440 3.000%, 5/01/46 5/27 at 100.00 Baa2 2,668,855
2,600 North Dakota Housing Finance Agency, Home Mortgage Finance
Program Bonds, Series 2019C, 3.200%, 7/01/39
7/28 at 100.00 Aa1   2,396,784
2,450 North Dakota Housing Finance Agency, Home Mortgage Finance
Program Bonds, Series 2020A, 3.000%, 7/01/40
7/29 at 100.00 Aa1   2,142,255
4,535 North Dakota Housing Finance Agency, Home Mortgage Finance
Program Bonds, Series 2020B, 2.350%, 7/01/40
1/30 at 100.00 Aa1   3,548,320
6,900 North Dakota Housing Finance Agency, Home Mortgage Finance
Program Bonds, Series 2021A, 2.250%, 7/01/41
7/30 at 100.00 Aa1   4,914,870
10,000 North Dakota Housing Finance Agency, Home Mortgage Finance
Program Bonds, Social Series 2021B, 2.450%, 7/01/41
1/31 at 100.00 Aa1   7,527,000
Ward County Health Care, North Dakota, Revenue Bonds,
Trinity Obligated Group, Series 2017C:
3,785 5.000%, 6/01/28 No Opt. Call BB+ 3,712,101
3,000 5.000%, 6/01/29 6/28 at 100.00 BB+ 2,916,510
1,260 5.000%, 6/01/31 6/28 at 100.00 BB+ 1,198,121
3,480 5.000%, 6/01/34 6/28 at 100.00 BB+ 3,258,881
13,280 5.000%, 6/01/38 6/28 at 100.00 BB+ 12,098,877
1,000 5.000%, 6/01/43 6/28 at 100.00 BB+ 891,150
81,180 Total North Dakota 73,617,385
Ohio - 4.3%
American Municipal Power Inc., Ohio, Fremont Energy
Center Revenue Bonds, Refunding Series 2021A:
2,760 5.000%, 2/15/33 2/31 at 100.00 A1 3,132,683
4,155 5.000%, 2/15/34 2/31 at 100.00 A1 4,696,438

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds,
Refunding Senior Lien Series 2020A-2 Class 1:
$ 2,085 5.000%, 6/01/27 No Opt. Call A $ 2,186,519
14,890 5.000%, 6/01/28 No Opt. Call A 15,747,813
13,705 5.000%, 6/01/29 No Opt. Call A 14,605,418
15,745 5.000%, 6/01/30 No Opt. Call A 16,894,700
13,495 5.000%, 6/01/31 6/30 at 100.00 A 14,418,058
5,005 5.000%, 6/01/32 6/30 at 100.00 A 5,332,677
7,265 5.000%, 6/01/33 6/30 at 100.00 A- 7,713,396
1,000 5.000%, 6/01/34 6/30 at 100.00 A- 1,055,650
7,190 5.000%, 6/01/35 6/30 at 100.00 A- 7,520,021
1,220 5.000%, 6/01/36 6/30 at 100.00 A- 1,269,117
4,855 4.000%, 6/01/37 6/30 at 100.00 A- 4,615,454
9,140 4.000%, 6/01/38 6/30 at 100.00 A- 8,610,520
155 4.000%, 6/01/39 6/30 at 100.00 A- 144,522
7,840 3.000%, 6/01/48 6/30 at 100.00 BBB+ 5,526,965
5,745 4.000%, 6/01/48 6/30 at 100.00 BBB+ 4,923,350
14,840 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 N/R   12,900,115
Cleveland, Ohio, Airport System Revenue Bonds,
Refunding Series 2016A:
1,590 5.000%, 1/01/28 - AGM Insured 1/25 at 100.00 AA 1,651,262
2,230 5.000%, 1/01/29 - AGM Insured 1/25 at 100.00 AA 2,319,713
2,060 5.000%, 1/01/30 - AGM Insured 1/25 at 100.00 AA 2,142,565
1,810 5.000%, 1/01/31 - AGM Insured 1/25 at 100.00 AA 1,878,780
15 Columbus, Ohio, General Obligation Bonds, Various Purpose Series
2018A, 5.000%, 4/01/30
10/28 at 100.00 AAA   16,895
10,170 Columbus, Ohio, General Obligation Bonds, Various Purpose Series
2019A, 5.000%, 4/01/27
No Opt. Call AAA   11,161,982
11,700 Count of Washington, Ohio, Hospital Facilities Revenue Bonds, Series
2022, (Memorial Health System Obligated Group), 6.375%, 12/01/37
12/32 at 100.00 N/R   11,710,647
1,080 Montgomery County, Ohio, Hospital Facilities Revenue Bonds, Kettering
Health Network Obligated Group Project, Refunding & Improvement
Series 2021, 3.000%, 8/01/40
2/31 at 100.00 A+   859,723
7,490 Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis
HealthCare System Obligated Group Project, Series 2013, 5.000%,
2/15/27
2/23 at 100.00 BB+   7,492,547
2,940 Ohio Air Quality Development Authority, Ohio, Air Quality Development
Revenue Bonds, FirstEnergy Generation Corporation Project, Series
2009A, 5.700%, 8/01/23
No Opt. Call N/R   3,675
1,400 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Generation Corporation Project,
Refunding Series 2009B, 3.100%, 3/01/23
No Opt. Call N/R   1,750
7,000 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Generation Corporation Project,
Refunding Series 2009D, 3.375%, 8/01/29, (Mandatory Put 9/15/21)
No Opt. Call BBB-   6,156,710
28,740 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Generation Project, Refunding Series
2006A, 3.750%, 12/01/23 (6)
No Opt. Call N/R   35,925
915 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Nuclear Generation Corporation Project,
Refunding Series 2010A, 3.125%, 7/01/33 (6)
No Opt. Call N/R   1,144

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
$ 3,610 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding
Series 2006B, 3.625%, 12/01/33 (6)
No Opt. Call N/R   $ 4,512
250 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding
Series 2008C, 3.950%, 11/01/32 (6)
No Opt. Call N/R   313
2,200 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding
Series 2009A, 4.750%, 6/01/33, (Mandatory Put 6/01/22)
No Opt. Call BBB-   2,075,612
14,735 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series 2005A,
2.100%, 1/01/29, (AMT), (Mandatory Put 10/01/24)
No Opt. Call BBB+   14,164,019
20,015 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series 2005C,
2.100%, 4/01/28, (AMT), (Mandatory Put 10/01/24)
No Opt. Call BBB+   19,239,419
25,825 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series 2007A,
2.500%, 8/01/40, (AMT), (Mandatory Put 10/01/29)
No Opt. Call BBB+   22,902,127
18,600 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series 2007B,
2.500%, 11/01/42, (AMT), (Mandatory Put 10/01/29)
No Opt. Call BBB+   16,494,852
12,040 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series 2014B,
2.600%, 6/01/41, (AMT), (Mandatory Put 10/01/29)
10/24 at 100.00 BBB+   10,746,663
6,015 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series 2014D,
1.900%, 5/01/26, (Mandatory Put 10/01/24)
No Opt. Call BBB+   5,767,844
15,000 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Dayton
Power & Light Company Project, Refunding Collateralized Series
2015A, 4.250%, 11/01/40, (AMT), (Mandatory Put 6/01/27)
No Opt. Call A3   14,976,300
2,610 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Dueke
Energy Corporation Project, Refunding Series 2022A, 4.250%,
11/01/39, (AMT), (Mandatory Put 6/01/27)
No Opt. Call BBB   2,605,876
480 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Pratt
Paper Ohio, LLC Project, Series 2017, 3.750%, 1/15/28, (AMT), 144A
No Opt. Call N/R   469,435
5,060 Ohio Higher Educational Facility Commission, Revenue Bonds, Case
Western Reserve University Project, Series 2019C, 1.625%, 12/01/34,
(Mandatory Put 12/01/26)
6/26 at 100.00 AA-   4,750,530
1,815 Ohio Higher Educational Facility Commission, Senior Hospital Parking
Revenue Bonds, University Circle Incorporated 2020 Project, Series
2020, 5.000%, 1/15/36
1/30 at 100.00 A3   1,843,986
1,950 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Series 2019B, 3.000%, 9/01/39
9/28 at 100.00 Aaa   1,756,404
2,865 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Series 2020A, 2.750%, 9/01/40
3/29 at 100.00 Aaa   2,509,224
1,430 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Series 2020B, 2.250%, 9/01/40
9/29 at 100.00 Aaa   1,115,886
3,640 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Series 2021A, 2.250%, 9/01/41
3/30 at 100.00 Aaa   2,642,640
4,915 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Series 2021C, 2.450%, 9/01/41
9/30 at 100.00 Aaa   3,718,443
1,570 Ohio State, General Obligation Bonds, Common Schools Series 2021A,
5.000%, 6/15/26
No Opt. Call AAA   1,693,826

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
$ 8,500 Ohio State, Hospital Revenue Bonds, University Hospitals Health System,
Inc., Refunding Series 2016A, 5.000%, 1/15/41
1/26 at 100.00 A   $ 8,635,405
15,555 Ohio State, Hospital Revenue Bonds, University Hospitals Health System,
Inc., Variable Rate Series 2020B, 5.000%, 1/15/50, (Mandatory Put
1/15/25)
1/25 at 100.00 A   16,063,804
1,205 Ohio State, Major New State Infrastructure Project Revenue Bonds,
Series 2021-1A, 5.000%, 12/15/27
No Opt. Call AA   1,335,333
3,855 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Generating Corporation Project, Refunding Series 2006A,
3.000%, 5/15/49 (6)
No Opt. Call N/R   4,819
8,500 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2005B, 4.000%, 1/01/34 (6)
No Opt. Call N/R   10,625
8,645 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2010A, 3.750%, 7/01/33 (6)
No Opt. Call N/R   10,806
1,945 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2010C, 4.000%, 6/01/33
No Opt. Call N/R   2,431
2,355 Ohio Water Development Authority, Pollution Control Revenue
Refunding Bonds, FirstEnergy Nuclear Generating Corporation
Project, Series 2006B, 4.000%, 12/01/33 (6)
No Opt. Call N/R   2,944
3,860 Toledo-Lucas County Port Authority, Ohio, Development Revenue
Bonds, Northwest Ohio Bond Fund, HB Magruder Memorial Hospital
Project, Series 2021F, 2.250%, 11/15/36
5/28 at 100.00 A-   2,953,788
1,640 Tuscarawas County Economic Development and Finance Alliance,
Ohio, Higher Education Facilities Revenue Bonds, Ashland University,
Refunding & Improvement Series 2015, 5.375%, 3/01/27
3/25 at 100.00 N/R   1,639,557
410,915 Total Ohio 336,864,157
Oklahoma - 2.5%
1,060 Bryan County School Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Durant Public Schools Project,
Refunding Series 2020, 4.000%, 12/01/28
No Opt. Call A   1,117,675
Bryan County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Durant
Public Schools Project, Series 2020:
1,775 2.000%, 9/01/28 No Opt. Call A 1,633,124
1,850 2.000%, 9/01/29 No Opt. Call A 1,679,781
1,800 2.750%, 9/01/30 No Opt. Call A 1,739,772
1,790 2.750%, 9/01/31 9/30 at 100.00 A 1,717,219
265 Canadian County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Mustang Public Schools
Project, Series 2017, 4.000%, 9/01/24
No Opt. Call AA-   269,561
Carter County Public Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Plainview
Public Schools Project, Series 2021A:
740 4.000%, 12/01/33 12/31 at 100.00 A+ 778,139
1,670 4.000%, 12/01/34 12/31 at 100.00 A+ 1,741,142
1,570 4.000%, 12/01/35 12/31 at 100.00 A+ 1,621,559
3,090 Cleveland County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Moore Public Schools
Project, Series 2016, 5.000%, 6/01/23
No Opt. Call A+   3,111,259

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Oklahoma (continued)
Cleveland County Educational Facilities Authority,
Oklahoma, Educational Facilities Lease Revenue Bonds,
Moore Public Schools Project, Series 2021:
$ 2,200 4.000%, 6/01/28 No Opt. Call Aa3 $ 2,311,826
2,050 4.000%, 6/01/29 No Opt. Call Aa3 2,168,941
1,055 4.000%, 6/01/30 No Opt. Call Aa3 1,121,180
10,000 4.000%, 6/01/31 No Opt. Call Aa3 10,640,400
Cleveland County Public Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Moore
Norman Technology Center Project, Series 2021:
910 4.000%, 5/01/27 No Opt. Call Aa3 954,153
945 4.000%, 5/01/28 No Opt. Call Aa3 997,211
960 4.000%, 5/01/29 No Opt. Call Aa3 1,021,382
875 4.000%, 5/01/30 No Opt. Call Aa3 931,446
690 4.000%, 5/01/31 No Opt. Call Aa3 738,390
930 4.000%, 5/01/32 5/31 at 100.00 Aa3 986,842
800 4.000%, 5/01/33 5/31 at 100.00 Aa3 847,328
900 4.000%, 5/01/34 5/31 at 100.00 Aa3 948,573
1,070 4.000%, 5/01/35 5/31 at 100.00 Aa3 1,110,746
Comanche County Educational Facilities Authority,
Oklahoma, Educational Facilities Lease Revenue Bonds,
Elgin Public Schools Project, Series 2017A:
1,470 5.000%, 12/01/28 12/27 at 100.00 A 1,618,323
1,410 5.000%, 12/01/31 12/27 at 100.00 A 1,550,239
Garfield County Educational Facilities Authority,
Oklahoma, Educational Facilities Lease Revenue Bonds,
Enid Public Schools Project, Series 2016A:
3,165 5.000%, 9/01/30 9/26 at 100.00 A 3,368,605
5,290 5.000%, 9/01/31 9/26 at 100.00 A 5,611,526
3,125 Garvin County Educational Facilities Authority, Oklahoma, Lease
Revenue Bonds, Wynnewood Public Schools Project, Series 2018,
3.625%, 9/01/36
9/28 at 100.00 A-   3,019,531
Grady County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Amber-
Pocasset Public Schools Project, Series 2019:
1,365 4.000%, 9/01/32 9/29 at 100.00 A 1,428,432
1,485 4.000%, 9/01/34 9/29 at 100.00 A 1,533,515
1,000 4.000%, 9/01/36 9/29 at 100.00 A 1,013,390
Grady County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Tuttle Public
Schools Project, Series 2019:
1,880 4.000%, 9/01/32 9/29 at 100.00 A+ 1,961,648
1,605 4.000%, 9/01/33 9/29 at 100.00 A+ 1,661,015
1,000 4.000%, 9/01/34 9/29 at 100.00 A+ 1,023,690
Lincoln County Educational Facilities Authority,
Oklahoma, Lease Revenue Bonds, Stroud Public Schools
Project, Series 2016:
1,000 5.000%, 9/01/23 No Opt. Call A 1,012,080
1,870 5.000%, 9/01/24 No Opt. Call A 1,923,912
2,490 5.000%, 9/01/26 No Opt. Call A 2,653,742
Love County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Marietta
Public Schools Project, Series 2021:
890 4.000%, 12/01/33 12/31 at 100.00 A- 932,364
920 4.000%, 12/01/34 12/31 at 100.00 A- 956,321
960 4.000%, 12/01/35 12/31 at 100.00 A- 982,685

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Oklahoma (continued)
McClain County Economic Development Authority,
Oklahoma, Educational Facilities Lease Revenue Bonds,
Purcell Public Schools Project, Series 2018:
$ 1,280 5.000%, 9/01/30 9/28 at 100.00 A $ 1,407,539
1,565 5.000%, 9/01/34 9/28 at 100.00 A 1,707,227
6,140 Oklahoma City, Oklahoma, General Obligation Bonds, Series 2021,
2.000%, 3/01/25
No Opt. Call AAA   5,987,421
Oklahoma Development Finance Authority, Health
System Revenue Bonds, OU Medicine Project, Series
2018B:
590 5.000%, 8/15/28 No Opt. Call BB- 584,997
3,475 5.000%, 8/15/33 8/28 at 100.00 BB- 3,359,491
15,680 5.000%, 8/15/38 8/28 at 100.00 BB- 14,086,755
3,795 5.250%, 8/15/43 8/28 at 100.00 BB- 3,487,985
2,470 5.500%, 8/15/57 8/28 at 100.00 BB- 2,232,460
4,975 Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Taxable Series 2022, 5.500%, 8/15/37
8/32 at 100.00 N/R   4,678,838
990 Oklahoma Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Homeownership Loan Program, Series 2019A, 3.000%,
9/01/39
3/28 at 100.00 Aaa   905,791
1,250 Oklahoma Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Homeownership Loan Program, Series 2020A, 3.000%,
9/01/40
3/29 at 100.00 Aaa   1,213,400
Pontotoc County Educational Facilities Authority,
Oklahoma, Facilities Lease Revenue Bonds, Ada Public
Schools Project, Series 2014:
500 3.000%, 9/01/23 No Opt. Call A- 499,580
630 5.000%, 9/01/24 No Opt. Call A- 647,753
1,505 5.000%, 9/01/25 No Opt. Call A- 1,574,832
Pontotoc County Educational Facilities Authority,
Oklahoma, Facilities Lease Revenue Bonds, Ada Public
Schools Project, Series 2021:
455 4.000%, 9/01/29 No Opt. Call Baa1 475,084
400 4.000%, 9/01/30 No Opt. Call Baa1 418,088
985 4.000%, 9/01/31 No Opt. Call Baa1 1,027,749
3,210 Tulsa Airports Improvement Trust, Oklahoma, General Airport Revenue
Bonds, Series 2013A, 5.625%, 6/01/38, (Pre-refunded 6/01/23), (AMT)
6/23 at 100.00 AA  (4) 3,241,715
7,800 Tulsa County Independent School District 001 Tulsa, Oklahoma, General
Obligation Bonds, Combined Purpose Series 2022A, 2.000%, 3/01/27
No Opt. Call AA   7,434,960
Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Berryhill Public Schools
Project, Series 2020:
1,540 2.000%, 9/01/27 No Opt. Call A- 1,430,768
1,605 2.000%, 9/01/28 No Opt. Call A- 1,467,917
1,670 2.000%, 9/01/29 No Opt. Call A- 1,502,115
3,150 2.000%, 9/01/30 No Opt. Call A- 2,785,923
Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Broken Arrow Public
Schools Project, Series 2016:
3,840 5.000%, 9/01/25 9/23 at 100.00 AA- 3,887,616
10,755 5.000%, 9/01/26 9/23 at 100.00 AA- 10,886,964
Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Broken Arrow Public
Schools Project, Series 2021A:
8,070 4.000%, 9/01/30 No Opt. Call A1 8,541,288
9,035 4.000%, 9/01/31 No Opt. Call A1 9,587,219

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Oklahoma (continued)
Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Jenks Public Schools
Project, Series 2015:
$ 6,205 5.000%, 9/01/25 No Opt. Call AA- $ 6,559,554
9,830 5.000%, 9/01/26 9/25 at 100.00 AA- 10,383,920
2,580 Washington County Rural Water District 3, Oklahoma, Revenue Bonds,
Refunding & Capital improvement Series 2020, 3.000%, 9/15/35
3/28 at 100.00 A+   2,327,676
Weatherford Industrial Trust Educational, Oklahoma,
Facilities Lease Revenue Bonds, Weatherford Public
Schools Project, Series 2019:
2,090 5.000%, 3/01/29 No Opt. Call A- 2,299,021
1,720 5.000%, 3/01/31 3/29 at 100.00 A- 1,887,098
2,500 5.000%, 3/01/33 3/29 at 100.00 A- 2,726,825
192,205 Total Oklahoma 193,684,236
Oregon - 1.0%
5,000 Beaverton School District 48J, Washington and Multnomah Counties,
Oregon, General Obligation Bonds, Convertible Deferred Interest
Series 2017D, 5.000%, 6/15/35
6/27 at 100.00 AA+   5,391,950
1,760 Benton and Linn Counties District School District 509J Corvallis,
Oregon, General Obligation Bonds, Series 2018A, 5.000%, 6/15/38
6/28 at 100.00 AA+   1,906,274
1,200 Clackamas Community College District, Oregon, General Obligation
Bonds, Deferred Interest Series 2017A, 5.000%, 6/15/40
6/27 at 100.00 Aa1   1,278,648
Clackamas County School District 62, Oregon City,
Oregon, General Obligation Bonds, Refunding Series
2018A:
1,665 0.000%, 6/15/34 6/28 at 79.31 AA+ 1,051,630
1,510 0.000%, 6/15/35 6/28 at 75.58 AA+ 903,554
1,050 0.000%, 6/15/37 6/28 at 69.16 AA+ 561,372
2,050 0.000%, 6/15/39 6/28 at 63.17 AA+ 975,595
1,770 Multnomah County Hospital Facilities Authority, Oregon, Revenue
Bonds, Adventist Health System/West, Refunding Variable Rate Series
2019, 5.000%, 3/01/40, (Mandatory Put 3/01/25)
9/24 at 100.00 A   1,782,514
2,250 Multnomah County Hospital Facilities Authority, Oregon, Revenue
Bonds, Terwilliger Plaza-Parkview Project, Refunding Green Series
2021B-1, 1.200%, 6/01/28
6/23 at 100.00 BB+   1,915,583
2,790 Multnomah-Clackamas Counties School District 10JT Greham-Barlow,
Oregon, General Obligation Bonds, Deferred interest Series 2019A,
0.000%, 6/15/38
6/29 at 72.47 Aa1   1,349,188
6,480 Oregon Health and Science University, Revenue Bonds, Green Series
2021B-2, 5.000%, 7/01/46, (Mandatory Put 2/01/32)
11/31 at 100.00 AA-   7,395,883
1,815 Oregon Housing and Community Services Department, Mortgage
Revenue Bonds, Single-Family Mortgage Program, Series 2017D,
3.450%, 1/01/38
1/27 at 100.00 Aa2   1,757,083
2,990 Oregon Housing and Community Services Department, Mortgage
Revenue Bonds, Single-Family Mortgage Program, Series 2018C,
3.900%, 7/01/38
7/27 at 100.00 Aa2   2,816,759
7,955 Oregon Housing and Community Services Department, Mortgage
Revenue Bonds, Single-Family Mortgage Program, Series 2019A,
2.650%, 7/01/39
7/28 at 100.00 Aa2   6,427,242
7,420 Oregon Housing and Community Services Department, Single Family
Mortgage Revenue Bonds, Series 2021A, 2.250%, 7/01/41
7/30 at 100.00 Aa2   5,437,450

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Oregon (continued)
$ 15,995 Oregon State  Business Development Commission, Recovery Zone
Facility Revenue Bonds, Intel Corporation Project, 232 Series 2010,
2.400%, 12/01/40, (Mandatory Put 8/14/23)
No Opt. Call A+   $ 15,871,679
11,455 Oregon State Department of Transportation, Highway User Tax Revenue
Bonds, Senior Lien Series 2013A, 5.000%, 11/15/38, (Pre-refunded
11/15/23)
11/23 at 100.00 AAA  (4) 11,663,481
3,325 Oregon State, General Obligation Bonds, Veterans Welfare Series 108
of 2021O, 2.600%, 12/01/42
12/30 at 100.00 AA+   2,539,968
Salem Hospital Facility Authority, Oregon, Revenue
Bonds, Salem Healthl Project, Refunding Series 2016A:
3,425 5.000%, 5/15/32 5/26 at 100.00 AA- 3,588,407
1,925 5.000%, 5/15/33 5/26 at 100.00 AA- 2,014,108
83,830 Total Oregon 76,628,368
Pennsylvania - 5.3%
Allegheny County Hospital Development Authority,
Pennsylvania, Revenue Bonds, Allegheny Health Network
Obligated Group Issue, Series 2018A:
1,000 5.000%, 4/01/36 4/28 at 100.00 A 1,053,240
10,085 4.000%, 4/01/37 4/28 at 100.00 A 9,900,243
5,205 4.000%, 4/01/38 4/28 at 100.00 A 5,026,312
13,655 4.000%, 4/01/44 4/28 at 100.00 A 12,416,628
1,525 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018,
5.000%, 5/01/28, 144A
No Opt. Call Ba3   1,531,802
1,200 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Generation Project, Refunding
Series 2006A, 3.500%, 4/01/41 (6)
No Opt. Call N/R   1,500
7,770 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project,
Refunding Series 2008A, 2.700%, 4/01/35 (6)
No Opt. Call N/R   9,713
2,880 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project,
Series 2006B, 3.500%, 12/01/35 (6)
No Opt. Call N/R   3,600
Berks County Industrial Development Authority,
Pennsylvania, Health System Revenue Bonds, Tower
Health Project, Series 2017:
1,670 4.000%, 11/01/33 11/27 at 100.00 BB- 1,164,457
2,410 4.000%, 11/01/38 11/27 at 100.00 BB- 1,526,928
8,815 4.000%, 11/01/39 11/27 at 100.00 BB- 5,565,615
1,040 3.750%, 11/01/42 11/27 at 100.00 BB- 591,105
3,875 4.000%, 11/01/47 11/27 at 100.00 BB- 2,179,300
8,430 5.000%, 11/01/47 11/27 at 100.00 BB- 5,700,872
15,925 Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower
Health Project, Series 2020B-3, 5.000%, 2/01/40, (Mandatory Put
2/01/30)
8/29 at 101.50 BB-   13,305,178
1,000 Capital Region Water, Pennsylvania, Water Revenue Bonds, Series 2018,
5.000%, 7/15/27
No Opt. Call A+   1,090,780
5,190 Clarion County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Pennsylvania-American Water Company Project,
Refunding Series 2019, 2.450%, 12/01/39, (AMT), (Mandatory Put
12/03/29)
12/29 at 100.00 A+   4,672,661
44,120 Commonwealth Financing Authority, Pennsylvania, State Appropriation
Lease Bonds, Master Settlement, Series 2018, 4.000%, 6/01/39 - AGM
Insured
6/28 at 100.00 AA   43,459,965

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
$ 11,815 Geisinger Authority, Montour County, Pennsylvania, Health System
Revenue Bonds, Geisinger Health System, Series 2020B, 5.000%,
4/01/43, (Mandatory Put 2/15/27)
8/26 at 100.00 AA-   $ 12,475,458
Indiana County Hospital Authority, Pennsylvania, Hospital
Revenue Bonds, Indiana Regional Medical Center, Series
2014A:
790 5.000%, 6/01/24, (Pre-refunded 6/01/23) 6/23 at 100.00 N/R (4) 795,332
525 5.000%, 6/01/25, (Pre-refunded 6/01/23) 6/23 at 100.00 N/R (4) 528,544
370 5.125%, 6/01/26, (Pre-refunded 6/01/23) 6/23 at 100.00 N/R (4) 372,686
460 5.375%, 6/01/28, (Pre-refunded 6/01/23) 6/23 at 100.00 N/R (4) 463,800
3,500 Lehigh County Authority, Pennsylvania, Water and Sewer Revenue
Bonds, Allentown Concession, Series 2013A, 5.000%, 12/01/43
12/23 at 100.00 A   3,496,220
10,430 Lehigh County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, Pennsylvania Power and Light Company,
Series 2016A, 3.000%, 9/01/29
No Opt. Call A+   10,297,330
16,805 Luzerne County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Pennsylvania-American Water Company Project,
Refunding Series 2019, 2.450%, 12/01/39, (AMT), (Mandatory Put
12/03/29)
12/29 at 100.00 A+   15,155,925
1,030 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, AICUP Financing Program, Gwynedd
Mercy University, Variable Rate Series 2017V-1B, 4.000%, 5/01/36,
(Mandatory Put 5/01/23)
No Opt. Call BBB   1,031,895
7,585 North Allegheny School District, Allegheny County, Pennsylvania,
General Obligation Bonds, Limited Tax Series 2019, 4.000%, 5/01/44
5/29 at 100.00 AA   7,345,314
4,055 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, Shippingport Project, First Energy
Guarantor., Series 2005A, 3.750%, 12/01/40 (6)
No Opt. Call N/R   5,069
3,455 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, Shippingport Project, First Energy
Guarantor., Series 2006A, 2.550%, 11/01/41 (6)
No Opt. Call N/R   4,319
Pennsylvania Economic Development Financing
Authority, Parking System Revenue Bonds, Capitol
Region Parking System, Junior Guaranteed Series 2013B:
1,975 5.500%, 1/01/25 1/24 at 100.00 AA 2,023,605
2,290 5.500%, 1/01/26 1/24 at 100.00 AA 2,345,533
2,265 5.500%, 1/01/27 1/24 at 100.00 AA 2,318,363
Pennsylvania Economic Development Financing
Authority, Parking System Revenue Bonds, Capitol
Region Parking System, Junior Insured Series 2013C:
515 5.500%, 1/01/25 - AGM Insured 1/24 at 100.00 AA 527,674
1,110 5.500%, 1/01/26 - AGM Insured 1/24 at 100.00 AA 1,136,917
2,505 5.500%, 1/01/28 - AGM Insured 1/24 at 100.00 AA 2,561,788
2,050 5.500%, 1/01/29 - AGM Insured 1/24 at 100.00 AA 2,096,269
1,255 5.500%, 1/01/31 - AGM Insured 1/24 at 100.00 AA 1,282,334
3,160 Pennsylvania Economic Development Financing Authority, Private
Activity Revenue Bonds, Pennsylvania Rapid Bridge Replacement
Project, Series 2015, 5.000%, 12/31/34, (AMT)
6/26 at 100.00 BBB   3,198,457
1,250 Pennsylvania Economic Development Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Project, Series
2009, 0.950%, 12/01/33, (Mandatory Put 12/01/26)
No Opt. Call A-   1,084,388
2,685 Pennsylvania Economic Development Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Project, Series
2017A, 0.580%, 8/01/37, (AMT), (Mandatory Put 8/01/24)
No Opt. Call A-   2,518,906

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
Pennsylvania Higher Educational Facilities Authority,
Revenue Bonds, LaSalle University, Series 2012:
$ 1,320 5.000%, 5/01/27 1/23 at 100.00 BB+ $ 1,296,781
10,850 5.000%, 5/01/42 1/23 at 100.00 BB+ 9,167,382
1,135 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
Widener University, Series 2021A, 3.000%, 7/15/39
7/31 at 100.00 A-   869,194
19,900 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2016-120, 3.100%, 10/01/36
10/25 at 100.00 AA+   17,565,929
8,985 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2016-121, 3.100%, 10/01/36
10/25 at 100.00 AA+   7,931,149
6,605 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2019-128B, 3.500%, 10/01/34
10/27 at 100.00 AA+   6,304,473
4,880 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2019-131A, 3.000%, 10/01/39
4/29 at 100.00 AA+   4,093,832
Pennsylvania Housing Finance Agency, Single Family
Mortgage Revenue Bonds, Series 2020-133:
3,240 2.125%, 10/01/35 10/29 at 100.00 AA+ 2,540,225
8,840 2.350%, 10/01/40 10/29 at 100.00 AA+ 6,484,405
15,000 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2021-137, 2.450%, 10/01/41
4/31 at 100.00 AA+   10,792,200
4,800 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2022-1394A, 4.000%, 10/01/37
4/32 at 100.00 AA+   4,663,440
Pennsylvania Turnpike Commission, Motor License Fund-
Enhanced Turnpike Special Revenue Bonds, Subordinate
Series 2014A:
2,095 4.500%, 12/01/34 12/26 at 100.00 AA- 2,167,885
5,000 0.000%, 12/01/37 (8) 12/26 at 100.00 AA- 5,150,400
16,220 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital
Appreciation Series 2009E, 6.375%, 12/01/38
12/27 at 100.00 A   18,329,735
Pennsylvania Turnpike Commission, Turnpike Revenue
Bonds, Refunding Series 2019. Forward Delivery:
4,665 5.000%, 12/01/24 No Opt. Call AA- 4,851,927
5,190 5.000%, 12/01/25 No Opt. Call AA- 5,529,685
Pennsylvania Turnpike Commission, Turnpike Revenue
Bonds, Refunding Subordinate Second Series 2016B-2:
5,955 5.000%, 6/01/25 No Opt. Call A 6,232,027
2,890 5.000%, 6/01/29 6/26 at 100.00 A 3,065,336
22,155 5.000%, 6/01/35 6/26 at 100.00 A 23,224,865
Pennsylvania Turnpike Commission, Turnpike Revenue
Bonds, Refunding Subordinate Second Series 2017:
2,960 5.000%, 12/01/29 12/27 at 100.00 A 3,206,686
3,240 5.000%, 12/01/31 12/27 at 100.00 A 3,492,850
5,425 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding
Subordinate Series 2016A, 5.000%, 12/01/36
12/26 at 100.00 A   5,637,877
Pennsylvania Turnpike Commission, Turnpike Revenue
Bonds, Refunding Subordinate Third Series 2017:
3,635 5.000%, 12/01/31 12/27 at 100.00 A 3,918,675
2,250 5.000%, 12/01/32 12/27 at 100.00 A 2,415,195
2,000 4.000%, 12/01/36 12/27 at 100.00 A 2,000,240
12,140 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2015A-1, 5.000%, 12/01/24
No Opt. Call AA-   12,626,450
1,105 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2016A-1, 5.000%, 12/01/28
6/26 at 100.00 AA-   1,184,372

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
$ 3,045 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2017A-1, 5.000%, 12/01/36
12/27 at 100.00 AA-   $ 3,271,061
7,445 Philadelphia Authority For Industrial Development, Pennsylvania, City
Agreement Revenue Bonds, Cultural and Commercial Corridors
Program, Refunding Series 2016A, 5.000%, 12/01/29
12/25 at 100.00 A   7,834,001
Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, La Salle University, Series
2017:
1,835 5.000%, 5/01/31 11/27 at 100.00 BB+ 1,762,389
2,060 5.000%, 5/01/33 11/27 at 100.00 BB+ 1,943,837
1,165 5.000%, 5/01/34 11/27 at 100.00 BB+ 1,088,308
3,680 Sayre Healthcare Facility Authority, Pennsylvania, Revenue Bonds,
Guthrie Healthcare System, Series 2007, 3.970%, 12/01/24 (3-Month
LIBOR*0.67% reference rate + 0.780% spread) (5)
1/23 at 100.00 A+   3,696,707
3,905 Scranton, Lackawanna County, Pennsylvania, General Obligation Notes,
Series 2016, 5.000%, 11/15/26
5/24 at 100.00 BB+   3,935,186
1,670 Scranton-Lackawanna Health and Welfare Authority, Pennsylvania,
University Revenue Bonds, Marywood University, Series 2016, 3.375%,
6/01/26
No Opt. Call BB+   1,575,862
Southcentral Pennsylvania General Authority, Revenue
Bonds, Hanover Hospital Inc., Series 2013:
1,705 5.000%, 12/01/23 6/23 at 100.00 A 1,716,560
1,795 5.000%, 12/01/24 6/23 at 100.00 A 1,806,542
20,030 University of Pittsburgh of the Commonwealth System of Higher
Education, Pennsylvania, Pitt Asset Notes, Series 2021, 4.000%,
4/15/26
2/26 at 100.00 AA+   20,752,482
3,120 Washington County Industrial Development Authority, Pennsylvania,
College Revenue Bonds, AICUP Financing Program-Washington and
Jefferson College Project, Series 2017-PP5, 3.375%, 11/01/36
11/27 at 100.00 BBB+   2,720,297
2,115 Wilson School District, Berks County, Pennsylvania, General Obligation
Bonds, Series 2021B, 4.000%, 5/15/29
No Opt. Call AA   2,233,250
Wilson School District, Berks County, Pennsylvania,
General Obligation Bonds, Series 2021C:
2,415 4.000%, 5/15/29 No Opt. Call AA 2,550,023
2,440 4.000%, 5/15/30 5/29 at 100.00 AA 2,569,759
2,305 4.000%, 5/15/31 5/29 at 100.00 AA 2,415,778
460,885 Total Pennsylvania 418,881,282
Puerto Rico - 3.4%
Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Forward Delivery Series
2022A:
6,800 5.000%, 7/01/29, 144A No Opt. Call N/R 6,706,704
3,030 5.000%, 7/01/33, 144A 7/32 at 100.00 N/R 2,933,858
Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2020A:
9,625 5.000%, 7/01/30, 144A No Opt. Call N/R 9,465,610
17,060 5.000%, 7/01/35, 144A 7/30 at 100.00 N/R 16,304,413
350 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021A, 5.000%, 7/01/33, 144A
7/31 at 100.00 N/R   338,895
Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021B:
11,705 5.000%, 7/01/24, 144A No Opt. Call N/R 11,716,588
7,455 5.000%, 7/01/33, 144A 7/31 at 100.00 N/R 7,218,453
5,575 4.000%, 7/01/42, 144A 7/31 at 100.00 N/R 4,485,087

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Puerto Rico (continued)
$ 5,210 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior
Lien Series 2008A, 6.125%, 7/01/24
No Opt. Call CCC   $ 5,270,436
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
916 0.000%, 7/01/24 No Opt. Call N/R 855,599
24,502 0.000%, 7/01/27 No Opt. Call N/R 19,852,990
23,520 0.000%, 7/01/29 7/28 at 98.64 N/R 17,169,365
31,675 0.000%, 7/01/31 7/28 at 91.88 N/R 20,673,322
61,519 0.000%, 7/01/33 7/28 at 86.06 N/R 35,862,501
6,168 4.500%, 7/01/34 7/25 at 100.00 N/R 5,834,064
12 0.000%, 7/01/51 7/28 at 30.01 N/R 2,175
1,122 4.750%, 7/01/53 7/28 at 100.00 N/R 994,586
313 5.000%, 7/01/58 7/28 at 100.00 N/R 284,965
4,743 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured Cofina Project Series 2018B-1, 4.500%, 7/01/34
7/25 at 100.00 N/R   4,486,214
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project
Series 2019A-2:
22,581 4.329%, 7/01/40 7/28 at 100.00 N/R 20,398,095
24,409 4.329%, 7/01/40 7/28 at 100.00 N/R 22,049,382
3,712 4.784%, 7/01/58 7/28 at 100.00 N/R 3,229,774
Puerto Rico, General Obligation Bonds, Restructured
Series 2022A-1:
2,513 5.250%, 7/01/23 No Opt. Call N/R 2,513,777
2,241 0.000%, 7/01/24 No Opt. Call N/R 2,077,761
10,991 5.375%, 7/01/25 No Opt. Call N/R 11,080,925
16,383 5.625%, 7/01/27 No Opt. Call N/R 16,712,270
8,079 5.625%, 7/01/29 No Opt. Call N/R 8,279,845
2,098 5.750%, 7/01/31 No Opt. Call N/R 2,173,101
6,465 0.000%, 7/01/33 7/31 at 89.94 N/R 3,505,388
4,665 4.000%, 7/01/33 7/31 at 103.00 N/R 4,054,865
3,644 4.000%, 7/01/35 7/31 at 103.00 N/R 3,075,390
329,081 Total Puerto Rico 269,606,398
Rhode Island - 0.9%
Rhode Island Health and Educational Building
Corporation, Educational Institution Revenue Bonds, St.
George's School, Series 2021:
1,275 5.000%, 10/01/28 No Opt. Call AA- 1,423,117
2,010 4.000%, 10/01/46 10/31 at 100.00 AA- 1,857,461
2,000 Rhode Island Health and Educational Building Corporation, Hospital
Financing Revenue Bonds, Care New England Issue, Refunding Series
2016B, 5.000%, 9/01/36
9/26 at 100.00 BB-   1,843,100
1,290 Rhode Island Health and Educational Building Corporation, Public
Schools Financing Program Revenue Bonds, City of Providence, Series
2021D, 5.000%, 5/15/27 - BAM Insured
No Opt. Call AA   1,411,402
4,375 Rhode Island Health and Educational Building Corporation, Revenue
Bonds, Care New England Health System, Series 2013A, 5.500%,
9/01/28, (Pre-refunded 9/01/23)
9/23 at 100.00 N/R  (4) 4,448,281
2,595 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, 2019 Series 70, 3.000%,
10/01/39
10/28 at 100.00 AA+   2,322,733
2,420 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, 2019 Series 71, 3.000%,
10/01/39
4/29 at 100.00 AA+   2,125,002

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Rhode Island (continued)
$ 13,950 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, 2021 Series 75A,
2.250%, 10/01/41
4/30 at 100.00 AA+   $ 9,623,686
10,000 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bonds, Series 73-A, 2.300%, 10/01/40
10/29 at 100.00 AA+   7,274,900
4,550 Rhode Island Housing and Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, Series 2020-72A,
2.550%, 10/01/40
10/29 at 100.00 AA+   3,664,115
137,445 Rhode Island Tobacco Settlement Financing Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2007A, 0.000%, 6/01/52
1/23 at 17.62 CCC-   22,235,852
1,500 Rhode Island Tobacco Settlement Financing Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2015B, 4.500%, 6/01/45
6/25 at 100.00 N/R   1,472,925
Rhode Island, General Obligation Bonds, Consolidated
Capital Development Loan, Series 2021A:
3,855 5.000%, 5/01/25 No Opt. Call AA 4,057,041
4,050 5.000%, 5/01/26 No Opt. Call AA 4,355,896
191,315 Total Rhode Island 68,115,511
South Carolina - 0.9%
5,780 Greenville Hospital System Board of Trustees, South Carolina, Hospital
Revenue Bonds, Series 2014B, 5.000%, 5/01/34
5/24 at 100.00 A   5,832,714
Lexington County Health Services District, Inc., South
Carolina, Hospital Revenue Bonds, Lexington Medical
Center, Series 2016:
1,055 5.000%, 11/01/34 5/26 at 100.00 A1 1,098,202
1,170 5.000%, 11/01/35 5/26 at 100.00 A1 1,211,921
6,650 Patriots Energy Group Financing Agency, South Carolina, Gas Supply
Revenue Bonds, Series 2018A, 4.000%, 10/01/48, (Mandatory Put
2/01/24)
11/23 at 100.30 Aa1   6,644,813
1,000 Patriots Energy Group, South Carolina, Gas System Revenue Bonds,
Improvement and Refunding Series 2021A, 2.250%, 6/01/41
6/31 at 100.00 A2   690,150
2,700 South Carolina Housing Finance and Development Authority, Mortgage
Revenue Bonds, Series 2019B, 2.900%, 7/01/39
1/29 at 100.00 Aaa   2,190,915
5,740 South Carolina Housing Finance and Development Authority, Mortgage
Revenue Bonds, Series 2020B, 2.150%, 7/01/40
1/30 at 100.00 Aaa   4,115,523
17,980 South Carolina Housing Finance and Development Authority, Mortgage
Revenue Bonds, Series 2021A, 2.050%, 7/01/41
7/30 at 100.00 Aaa   12,450,790
10,000 South Carolina Housing Finance and Development Authority, Mortgage
Revenue Bonds, Series 2022C, 2.750%, 3/01/24
8/23 at 100.00 Aaa   9,949,900
South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, FMU Student
Housing LLC - Francis Marion University Project, Series
2014A:
1,910 5.000%, 8/01/27 8/24 at 100.00 Baa3 1,937,065
3,925 5.000%, 8/01/32 8/24 at 100.00 Baa3 3,960,992
3,240 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding & Improvement Series 2015A, 5.000%,
12/01/31
6/25 at 100.00 A-   3,358,357
South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding & Improvement Series
2020A:
2,860 5.000%, 12/01/31 12/30 at 100.00 A- 3,138,392
2,820 5.000%, 12/01/32 12/30 at 100.00 A- 3,070,473

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
South Carolina (continued)
South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2016A:
$ 7,885 5.000%, 12/01/29 6/26 at 100.00 A- $ 8,297,070
4,325 5.000%, 12/01/31 6/26 at 100.00 A- 4,545,013
79,040 Total South Carolina 72,492,290
South Dakota - 0.3%
Mitchell School District 17-2, South Dakota, General
Obligation Bonds, Limited Tax Refunding Certificates,
Series 2021:
200 2.000%, 8/01/26 No Opt. Call AA+ 191,194
400 2.000%, 8/01/27 No Opt. Call AA+ 377,912
400 2.000%, 8/01/29 8/27 at 100.00 AA+ 371,120
1,580 South Dakota Building Authority, Revenue Bonds, Series 2013B, 5.000%,
6/01/24, (Pre-refunded 6/01/23)
6/23 at 100.00 AA+  (4) 1,593,256
1,545 South Dakota Health and Educational Facilities Authority, Revenue
Bonds, Monument Health, Inc., Series 2020A, 5.000%, 9/01/27
No Opt. Call AA-   1,670,624
2,410 South Dakota Health and Educational Facilities Authority, Revenue
Bonds, Regional Health, Refunding Series 2017, 5.000%, 9/01/31
9/27 at 100.00 AA-   2,560,215
6,500 South Dakota Health and Educational Facilities Authority, Reveune
Bonds, Avera Health, Series 2019A, 5.000%, 7/01/33, (Mandatory Put
7/01/24)
4/24 at 100.00 AA-   6,647,550
3,925 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Series 2021A, 2.100%, 11/01/41
5/30 at 100.00 AAA   2,768,695
7,095 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Series 2021B, 2.050%, 11/01/41
5/30 at 100.00 AAA   4,887,888
24,055 Total South Dakota 21,068,454
Tennessee - 1.8%
Chattanooga Health, Educational and Housing Facility
Board, Tennessee, Revenue Bonds, CommonSpirit
Health, Series 2019A-1:
1,600 5.000%, 8/01/26 No Opt. Call BBB+ 1,686,352
1,820 5.000%, 8/01/28 No Opt. Call A- 1,965,309
Chattanooga, Tennessee, General Obligation Bonds,
Refunding Series 2021B:
4,650 5.000%, 10/01/26 No Opt. Call AAA 5,056,596
3,240 5.000%, 10/01/27 No Opt. Call AAA 3,593,646
2,265 Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital
Revenue Bonds, Erlanger Health System, Refunding Series 2014A,
5.000%, 10/01/28
10/24 at 100.00 BBB+   2,314,671
Knox County Health, Educational and Housing Facilities
Board, Tennessee, Revenue Bonds, University Health
System, Inc., Series 2017:
2,895 3.375%, 4/01/26 No Opt. Call BBB 2,862,460
3,250 5.000%, 4/01/29 4/27 at 100.00 BBB 3,400,215
2,505 5.000%, 4/01/30 4/27 at 100.00 BBB 2,617,074
2,725 5.000%, 4/01/31 4/27 at 100.00 BBB 2,844,300
Knox County Health, Educational and Housing Facility
Board, Tennessee, Hospital Revenue Bonds, Covenant
Health, Refunding Series 2012A:
1,390 4.000%, 1/01/23 No Opt. Call A+ 1,390,000
3,180 5.000%, 1/01/23 No Opt. Call A+ 3,180,000
2,110 5.000%, 1/01/24 1/23 at 100.00 A+ 2,112,490

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tennessee (continued)
$ 5,045 Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt
University Medical Center, Series 2016A, 5.000%, 7/01/40
7/26 at 100.00 A3   $ 5,152,459
Murfreesboro, Tennessee, General Obligation Bonds,
Series 2021:
4,440 5.000%, 6/01/27 No Opt. Call AA+ 4,875,431
4,435 3.000%, 6/01/30 6/29 at 100.00 AA+ 4,389,452
15,760 Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series 2021A,
4.000%, 12/01/51, (Mandatory Put 9/01/28)
6/28 at 100.68 A1   15,409,813
4,095 Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series 2022A,
5.500%, 10/01/53, (Mandatory Put 12/01/30)
9/30 at 100.10 Baa1   4,334,762
410 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2015-1C, 3.950%, 7/01/35
1/25 at 100.00 AA+   403,473
3,255 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2018-3, 3.750%, 7/01/38
7/27 at 100.00 AA+   3,154,681
6,320 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2018-4, 3.900%, 7/01/38
1/28 at 100.00 AA+   6,098,547
5,795 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2019-1, 3.750%, 7/01/39
7/28 at 100.00 AA+   5,648,387
6,175 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2019-2, 3.000%, 7/01/39
7/28 at 100.00 AA+   5,751,827
2,440 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2019-3, 2.600%, 7/01/39
1/29 at 100.00 AA+   2,221,376
3,920 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2019-4, 2.900%, 7/01/39
1/29 at 100.00 AA+   3,672,922
4,175 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2021-1, 2.250%, 7/01/41
7/30 at 100.00 AA+   3,016,312
7,135 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2021-2, 2.250%, 7/01/41
7/30 at 100.00 AA+   5,341,689
5,615 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2021-3, 2.300%, 7/01/41
1/31 at 100.00 AA+   4,006,078
2,500 The Tennessee Energy Acquisition Corporation, Gas Project Revenue
Bonds, Series 2018, 4.000%, 11/01/49, (Mandatory Put 11/01/25)
8/25 at 100.22 A2   2,482,300
7,800 The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds,
Commodity Project,  Series 2021A, 5.000%, 5/01/52, (Mandatory Put
11/01/31)
8/31 at 100.85 A2   8,078,538
27,255 The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds,
Series 2006C, 4.000%, 5/01/48, (Mandatory Put 5/01/23)
2/23 at 100.43 A2   27,299,971
148,200 Total Tennessee 144,361,131
Texas - 4.1%
Arlington Independent School District, Tarrant County,
Texas, General Obligation Bonds, School Building Series
2021:
1,255 5.000%, 2/15/25 No Opt. Call AAA 1,315,366
1,260 5.000%, 2/15/26 No Opt. Call AAA 1,350,594
1,260 5.000%, 2/15/27 No Opt. Call AAA 1,376,348
Austin Convention Enterprises Inc., Texas, Convention
Center Hotel Revenue Bonds, Refunding First Tier Series
2017A:
2,610 5.000%, 1/01/28 1/27 at 100.00 BB+ 2,683,811
2,840 5.000%, 1/01/30 1/27 at 100.00 BB+ 2,915,970
1,600 5.000%, 1/01/32 1/27 at 100.00 BB+ 1,639,552

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 1,060 Austin Independent School District, Travis County, Texas, General
Obligation Bonds, Refunding and Building Series 2021, 5.000%,
8/01/25
No Opt. Call Aaa   $ 1,122,392
4,000 Austin, Texas, Electric Utility System Revenue Bonds, Refunding &
Improvement Series 2020A, 5.000%, 11/15/26
No Opt. Call AA-   4,342,120
5,000 Central Texas Regional Mobility Authority, Revenue Bonds, Anticipation
Notes Subordinate Lien Series 2021C, 5.000%, 1/01/27
1/26 at 100.00 BBB+   5,252,450
Central Texas Regional Mobility Authority, Revenue
Bonds, Senior Lien, Series 2015A:
1,945 5.000%, 1/01/32, (Pre-refunded 7/01/25) 7/25 at 100.00 A- (4) 2,056,118
1,525 5.000%, 1/01/33, (Pre-refunded 7/01/25) 7/25 at 100.00 A- (4) 1,612,123
1,165 5.000%, 1/01/34, (Pre-refunded 7/01/25) 7/25 at 100.00 A- (4) 1,231,556
City of Houston, Texas, Convention & Entertainment
Facilities Department Hotel Occupancy Tax and Special
Revenue Bonds, Refunding Series 2019:
1,120 5.000%, 9/01/32 9/28 at 100.00 A 1,217,832
1,000 5.000%, 9/01/34 9/28 at 100.00 A 1,082,280
1,000 5.000%, 9/01/35 9/28 at 100.00 A 1,076,260
1,000 5.000%, 9/01/36 9/28 at 100.00 A 1,071,680
4,275 Fort Bend County Industrial Development Corporation, Texas, Revenue
Bonds, NRG Energy Inc. Project, Series 2012B, 4.750%, 11/01/42
1/23 at 100.00 Baa2   4,188,175
11,750 Grand Parkway Transportation Corporation, Texas, System Toll Revenue
Bonds, Bond Anticipation Note Series 2014A, 5.000%, 2/01/23, (ETM)
No Opt. Call A+  (4) 11,766,920
9,220 Grand Parkway Transportation Corporation, Texas, System Toll Revenue
Bonds, Subordinate Lien Series 2013B, 5.000%, 4/01/53, (Pre-
refunded 10/01/23)
10/23 at 100.00 N/R  (4) 9,363,648
Harris County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Memorial
Hermann Health System, Refunding Series 2020A:
5,215 4.125%, 7/01/26 No Opt. Call A+ 5,418,072
4,025 3.950%, 7/01/27 No Opt. Call A+ 4,182,660
3,060 3.750%, 7/01/28 No Opt. Call A+ 3,169,915
6,890 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Health System, Series
2019B-2, 5.000%, 7/01/49, (Mandatory Put 12/01/24)
9/24 at 100.84 A+   7,119,299
5,420 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Health System, Series
2019B-3, 5.000%, 7/01/49, (Mandatory Put 12/01/26)
9/26 at 100.78 A+   5,792,950
3,650 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Health System, Series
2022B, 5.000%, 6/01/50, (Mandatory Put 12/01/28)
12/27 at 101.49 A+   3,988,829
6,235 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Healthcare System,
Series 2014A, 5.000%, 12/01/29, (Pre-refunded 12/01/24)
12/24 at 100.00 A+  (4) 6,497,868
1,150 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Texas Childrens Hospital, Series 2019A,
4.000%, 10/01/35
10/29 at 100.00 AA   1,173,759
5,140 Harris County Flood Control District, Texas, General Obligation Bonds,
Refunding Contract Tax Series 2014A, 5.000%, 10/01/25
10/24 at 100.00 Aaa   5,339,175
425 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Refunding Second Lien Series 2014C, 5.000%, 11/15/23
No Opt. Call Baa1   429,637

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
Harris County-Houston Sports Authority, Texas, Revenue
Bonds, Refunding Senior Lien Series 2014A:
$ 4,795 5.000%, 11/15/24 - AGM Insured No Opt. Call AA $ 4,964,408
4,600 5.000%, 11/15/25 - AGM Insured 11/24 at 100.00 AA 4,769,694
3,745 5.000%, 11/15/26 - AGM Insured 11/24 at 100.00 AA 3,883,415
12,050 5.000%, 11/15/27 - AGM Insured 11/24 at 100.00 AA 12,438,492
5,245 Houston Independent School District, Harris County, Texas, General
Obligation Bonds, Refunding Limited Tax Schoolhouse Series 2013A,
4.000%, 2/15/31
2/23 at 100.00 AAA   5,253,025
11,815 Houston Independent School District, Harris County, Texas, General
Obligation Bonds, Refunding Schoolhouse Series 2016A, 4.000%,
2/15/34
2/26 at 100.00 AAA   12,051,891
2,440 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Terminal E Project, Refunding Series 2014, 5.000%,
7/01/29, (AMT)
7/24 at 100.00 Ba3   2,446,222
740 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Terminal E Project, Series 2021B-1, 4.000%, 7/15/41,
(AMT)
7/29 at 100.00 B-   629,355
Houston, Texas, Combined Utility System Revenue Bonds,
Refunding First Lien Series 2018D:
3,085 5.000%, 11/15/32 11/28 at 100.00 Aa2 3,429,749
2,615 5.000%, 11/15/33 11/28 at 100.00 Aa2 2,887,718
1,325 Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds,
Convention and Entertainment Facilities Department, Refunding
Series 2014, 5.000%, 9/01/31
9/24 at 100.00 A   1,349,221
1,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds,
Convention and Entertainment Facilities Department, Refunding
Series 2021, 3.000%, 9/01/33
9/31 at 100.00 A   933,700
3,815 Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds,
Convention and Entertainment Project, Series 2001B, 0.000%, 9/01/23
- AMBAC Insured
No Opt. Call A   3,727,026
2,265 Laredo Community College District, Webb County, Texas, General
Obligation Bonds, Series 2014, 5.000%, 8/01/32, (Pre-refunded
8/01/24)
8/24 at 100.00 AA-  (4) 2,343,958
Love Field Airport Modernization Corporation, Texas,
General Airport Revenue Bonds Series 2015:
1,000 5.000%, 11/01/26, (AMT) 11/25 at 100.00 A1 1,042,830
2,025 5.000%, 11/01/27, (AMT) 11/25 at 100.00 A1 2,105,838
1,570 5.000%, 11/01/28, (AMT) 11/25 at 100.00 A1 1,628,655
2,000 5.000%, 11/01/29, (AMT) 11/25 at 100.00 A1 2,068,340
2,000 5.000%, 11/01/30, (AMT) 11/25 at 100.00 A1 2,068,020
Lower Colorado River Authority, Texas, Transmission
Contract Revenue Bonds, LCRA Transmission Services
Corporation Project, Refunding Series 2021:
4,500 5.000%, 5/15/25 No Opt. Call A+ 4,701,015
3,825 5.000%, 5/15/26 No Opt. Call A+ 4,070,106
2,050 5.000%, 5/15/27 No Opt. Call A+ 2,217,464
2,100 5.000%, 5/15/28 No Opt. Call A+ 2,307,249
4,500 Matagorda County Navigation District 1, Texas, Pollution Control
Revenue Bonds, Central Power & Light Company Project, Refunding
Series 2001A, 2.600%, 11/01/29
No Opt. Call A-   4,006,440
McCamey County Hospital District, Texas, General
Obligation Bonds, Series 2013:
2,340 5.000%, 12/01/25 No Opt. Call B1 2,355,210
2,720 5.250%, 12/01/28 12/25 at 100.00 B1 2,755,251

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 2,700 Mission Economic Development Corporation, Texas, Revenue Bonds,
Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31,
(AMT), 144A
1/23 at 104.00 BB-   $ 2,602,854
North Texas Tollway Authority, Special Projects System
Revenue Bonds, Convertible Capital Appreciation Series
2011C:
3,855 0.000%, 9/01/43, (Pre-refunded 9/01/31) (8) 9/31 at 100.00 N/R (4) 4,812,582
9,130 6.750%, 9/01/45, (Pre-refunded 9/01/31) 9/31 at 100.00 N/R (4) 11,921,589
North Texas Tollway Authority, System Revenue Bonds,
Refunding First Tier, Series 2019A:
5,000 3.000%, 1/01/35 1/29 at 100.00 AA- 4,611,300
5,000 4.000%, 1/01/36 1/29 at 100.00 AA- 5,067,450
5,950 North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier, Series 2020A, 4.000%, 1/01/37
1/29 at 100.00 AA-   5,980,940
2,835 North Texas Tollway Authority, System Revenue Bonds, Refunding
Second Tier, Series 2015A, 5.000%, 1/01/38
1/25 at 100.00 A+   2,898,589
1,000 Port Beaumont Navigation District, Jefferson County, Texas, Dock and
Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy Project,
Series 2020, 3.625%, 1/01/35, (AMT), 144A
1/23 at 102.00 N/R   804,910
Port Beaumont Navigation District, Jefferson County,
Texas, Dock and Wharf Facility Revenue Bonds, Jefferson
Gulf Coast Energy Project, Series 2021A:
7,865 2.750%, 1/01/36, (AMT), 144A 7/23 at 103.00 N/R 5,598,307
12,675 2.875%, 1/01/41, (AMT), 144A 7/23 at 103.00 N/R 8,331,024
1,000 3.000%, 1/01/50, (AMT), 144A 7/23 at 103.00 N/R 590,360
1,250 Port of Houston Authority, Harris County, Texas, General Obligation
Bonds, First Lien Series 2021, 5.000%, 10/01/26
No Opt. Call AA+   1,353,250
2,315 Round Rock, Texas, Combined Tax and Revenue Certificates of
Obligation, Series 2021A, 2.000%, 8/15/43
8/30 at 100.00 AAA   1,445,648
Round Rock, Texas, Combined Tax and Revenue
Certificates of Obligation, Series 2021C:
1,180 2.000%, 8/15/43 8/30 at 100.00 AAA 736,875
1,520 2.000%, 8/15/46 8/30 at 100.00 AAA 895,903
1,315 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Hendrick Medical Center, Refunding Series
2013, 5.125%, 9/01/33, (Pre-refunded 9/01/23)
9/23 at 100.00 A3  (4) 1,332,897
5,870 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Revenue Bonds, Christus Health, Series 2022A, 5.000%, 7/01/53,
(Mandatory Put 7/01/32)
1/32 at 100.00 A1   6,461,285
1,940 Texas Department of Housing and Community Affairs, Single Family
Mortgage Revenue Bonds, Series 2018A, 4.125%, 9/01/38
9/27 at 100.00 Aaa   1,910,221
4,835 Texas Department of Housing and Community Affairs, Single Family
Mortgage Revenue Bonds, Series 2021A, 2.050%, 9/01/41
3/30 at 100.00 Aaa   3,267,831
12,000 Texas Private Activity Bond Surface Transporation Corporation, Revenue
Bonds, NTE Mobility Partners LLC North Tarrant Express Managed
Lanes Project, Refunding Senior Lien Series 2019A, 4.000%, 12/31/37
12/29 at 100.00 Baa2   11,077,320
Texas Private Activity Bond Surface Transporation
Corporation, Senior Lien Revenue Bonds, Blueridge
Transportation Group, LLC SH 288 Toll Lanes Project,
Series 2016:
4,930 5.000%, 12/31/40, (AMT) 12/25 at 100.00 Baa2 4,940,057
8,110 5.000%, 12/31/45, (AMT) 12/25 at 100.00 Baa2 8,023,223

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 10,945 Texas Private Activity Bond Surface Transportation Corporation, Revenue
Bonds, NTE Mobility Partners LLC North Tarrant Express Managed
Lanes Project, Refunding Senior Lien Series 2019A, 4.000%, 12/31/39
12/29 at 100.00 Baa2   $ 9,881,037
Texas Private Activity Bond Surface Transportation
Corporation, Senior Lien Revenue Bonds, LBJ
Infrastructure Group LLC IH-635 Managed Lanes Project,
Refunding  Series 2020A:
4,450 4.000%, 6/30/32 12/30 at 100.00 Baa2 4,429,797
1,500 4.000%, 12/31/32 12/30 at 100.00 Baa2 1,490,565
5,500 Texas Transportation Commission, Central Texas Turnpike System
Revenue Bonds, Refunding First Tier Series 2020A, 5.000%, 8/15/39
8/30 at 100.00 A+   5,877,740
13,775 Texas Transportation Commission, Central Texas Turnpike System
Revenue Bonds, Refunding Second Tier Series 2015C, 5.000%,
8/15/34
8/24 at 100.00 A-   13,883,822
Texas Transportation Commission, State Highway 249
System Revenue Bonds, First Tier Toll Series 2019A:
1,125 0.000%, 8/01/35 2/29 at 76.82 Baa3 604,395
1,590 0.000%, 8/01/36 2/29 at 73.16 Baa3 801,344
2,070 0.000%, 8/01/37 2/29 at 69.41 Baa3 979,338
1,100 0.000%, 8/01/39 2/29 at 62.63 Baa3 460,273
330,590 Total Texas 325,284,377
Utah - 0.0%
Black Desert Public Infrastructure District, Utah, Limited
Tax General Obligation Bonds, Series 2021A:
1,055 3.250%, 3/01/31, 144A 9/26 at 103.00 N/R 923,990
1,600 3.500%, 3/01/36, 144A 9/26 at 103.00 N/R 1,315,296
1,300 Downtown East Streetcar Sewer Public Infrastructure District, South Salt
Lake, Salt Lake County, Utah, Limited Tax General Obligation Bonds,
Series 2022A, 5.750%, 3/01/42, 144A
9/27 at 103.00 N/R   1,292,187
3,955 Total Utah 3,531,473
Vermont - 0.1%
2,985 Vermont Economic Development Authority, Mortgage Revenue Bonds,
Wake Robin Corporation Project, Series 2021A, 4.000%, 5/01/37
5/28 at 103.00 N/R   2,399,074
3,547 Vermont Housing Finance Agency, Multiple Purpose Bonds, Series
2021A, 2.450%, 11/01/41
11/30 at 100.00 Aa1   2,659,541
6,532 Total Vermont 5,058,615
Virginia - 2.0%
5,390 Chesapeake Industrial Development Authority, Virginia, Pollution
Control Revenue Bonds, Virginia Electric and Power Company Project,
Refunding Series 2008A, 1.900%, 2/01/32, (Mandatory Put 6/01/23)
No Opt. Call A2   5,330,225
18,940 Federal Home Loan Mortgage Corporation, Multifamily Variable Rate
Certificates Relating to Municpal Securities Class A Series 2019M-053,
2.550%, 6/15/35 2020 M053
No Opt. Call AA+   15,296,512
Federal Home Loan Mortgage Corporation, Notes:
19,031 3.150%, 1/15/36, 144A 10/31 at 100.00 AA+ 16,555,107
5,000 Hampton Roads Transportation Accountability Commission, Virginia,
Revenue Bonds, Hampton Roads Transportation Fund, Senior Lien
Bond Anticipation Notes, Series 2021A, 5.000%, 7/01/26
No Opt. Call Aa2   5,387,100
870 James City County Economic Development Authority, Virginia,
Residential Care Facility Revenue Bonds, Williamsburg Landing Inc.,
Refunding Series 2021A, 4.000%, 12/01/35
12/27 at 103.00 N/R   749,018

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Virginia (continued)
$ 6,795 Louisa Industrial Development Authority, Virginia, Pollution Control
Revenue Bonds, Virginia Electric and Power Company, Refunding
Series 2008A, 1.900%, 11/01/35, (Mandatory Put 6/01/23)
No Opt. Call A2   $ 6,719,643
1,000 Stafford County Economic Development Authority, Virginia, Hospital
Facilities Revenue Bonds, Mary Washington Healthcare Obligated
Group, Refunding Series 2016, 3.125%, 6/15/31
6/26 at 100.00 A   972,560
2,875 Virginia College Building Authority, Educational Facilities Revenue
Bonds, 21st Century College & Equipment Programs, Series 2019A,
5.000%, 2/01/24
No Opt. Call AA+   2,942,821
710 Virginia College Building Authority, Educational Facilities Revenue
Bonds, Marymount University Project, Refunding Series 2015A,
5.000%, 7/01/45, 144A
7/25 at 100.00 BB+   675,395
7,505 Virginia Housing Development Authority, Rental Housing Bonds, Series
2020B, 2.200%, 3/01/40
3/29 at 100.00 AA+   5,489,157
Virginia Small Business Financing Authority, Private
Activity Revenue Bonds, Transform 66 P3 Project, Senior
Lien Series 2017:
15,045 5.000%, 12/31/49, (AMT) 6/27 at 100.00 BBB 14,365,417
22,375 5.000%, 12/31/56, (AMT) 6/27 at 100.00 BBB 20,922,415
Virginia Small Business Financing Authority, Revenue
Bonds, 95 Express Lanes LLC Project, Refunding Senior
Lien Series 2022:
5,000 5.000%, 7/01/32, (AMT) 1/32 at 100.00 BBB 5,336,350
4,000 5.000%, 1/01/34, (AMT) 1/32 at 100.00 BBB 4,237,360
4,785 5.000%, 7/01/36, (AMT) 1/32 at 100.00 BBB 4,951,183
3,250 5.000%, 7/01/37, (AMT) 1/32 at 100.00 BBB 3,339,667
4,540 5.000%, 1/01/38, (AMT) 1/32 at 100.00 BBB 4,645,918
7,385 5.000%, 12/31/47, (AMT) 12/32 at 100.00 Baa1 7,440,314
Virginia Small Business Financing Authority, Revenue
Bonds, Elizabeth River Crossing OPCO, LLC Project,
Refunding Senior Lien Series 2022:
7,000 4.000%, 7/01/33, (AMT) 1/32 at 100.00 BBB 6,897,380
7,250 4.000%, 7/01/34, (AMT) 1/32 at 100.00 BBB 7,080,495
2,550 4.000%, 1/01/35, (AMT) 1/32 at 100.00 BBB 2,474,750
5,750 4.000%, 7/01/35, (AMT) 1/32 at 100.00 BBB 5,545,185
2,010 Virginia Transportation Board, Transportation Revenue Bonds, Capital
Projects, Refunding Series 2017A, 5.000%, 5/15/24
No Opt. Call AA+   2,070,421
2,120 Wise County Industrial Development Authority, Virginia, Solid Waste
and Sewage Disposal Revenue Bonds, Virginia Electric and Power
Company, Series 2010A, 1.200%, 11/01/40, (Mandatory Put 5/31/24)
No Opt. Call A2   2,023,582
8,100 York County Economic Development Authority, Virginia, Pollution
Control Revenue Bonds, Virginia Electric and Power Company Project,
Refunding Series 2009A, 1.900%, 5/01/33, (Mandatory Put 6/01/23)
No Opt. Call A2   8,010,171
169,276 Total Virginia 159,458,146
Washington - 3.2%
3,725 Clark County School District 37, Vancouver, Washington, General
Obligation Bonds, Series 2021, 4.000%, 12/01/25
No Opt. Call Aaa   3,865,209
Energy Northwest, Washington, Electric Revenue Bonds,
Columbia Generating Station, Refunding Series 2019A:
27,925 5.000%, 7/01/36 7/29 at 100.00 Aa2 30,737,606
41,235 5.000%, 7/01/37 7/29 at 100.00 Aa2 45,146,140
8,955 King County, Washington, Sewer Revenue Bonds, Refunding Junior Lien
Series 2020B, 0.875%, 1/01/42, (Mandatory Put 1/01/26)
4/25 at 100.00 AA   8,196,959

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Washington (continued)
$ 5,250 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series
2019, 5.000%, 4/01/29, (AMT)
No Opt. Call AA-   $ 5,670,105
Port of Seattle, Washington, Revenue Bonds, Refunding
Intermediate Lien Private Activity Series 2022B:
8,510 5.000%, 8/01/29, (AMT) No Opt. Call AA- 9,222,202
12,770 5.000%, 8/01/30, (AMT) No Opt. Call AA- 13,930,665
12,250 5.000%, 8/01/31, (AMT) No Opt. Call AA- 13,465,078
2,910 Port of Seattle, Washington, Revenue Bonds, Refunding Intermediate
Lien Series 2016, 5.000%, 2/01/29
2/26 at 100.00 AA-   3,090,158
2,340 Skagit County Public Hospital District 1, Washington, Revenue Bonds,
Skagit Valley Hospital, Refunding & Improvement Series 2016, 5.000%,
12/01/37
12/26 at 100.00 Baa2   2,386,332
5,140 Snohomish County, Washington, General Obligation Bonds, Limited Tax
Series 2013, 4.000%, 12/01/39, (Pre-refunded 6/01/23)
6/23 at 100.00 AAA   5,162,410
2,000 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-1, 5.000%, 8/01/28
No Opt. Call A-   2,159,680
2,200 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019B-1, 5.000%, 8/01/49, (Mandatory
Put 8/01/24)
2/24 at 100.00 A-   2,230,844
8,285 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019B-2, 5.000%, 8/01/49, (Mandatory
Put 8/01/25)
2/25 at 100.00 A-   8,531,893
Washington Health Care Facilities Authority, Revenue
Bonds, Fred Hutchinson Cancer Research Center, Series
2015:
2,730 5.000%, 1/01/26, (Pre-refunded 7/01/25) 7/25 at 100.00 A2 (4) 2,885,965
1,285 5.000%, 1/01/27, (Pre-refunded 7/01/25) 7/25 at 100.00 A2 (4) 1,358,412
2,055 Washington Health Care Facilities Authority, Revenue Bonds,
PeaceHealth, Refunding Series 2014A, 5.000%, 11/15/24, (Pre-
refunded 5/15/24)
5/24 at 100.00 AA-  (4) 2,110,444
14,085 Washington Health Care Facilities Authority, Revenue Bonds, Providence
Health & Services, Refunding Series 2012A, 5.000%, 10/01/33
1/23 at 100.00 A+   14,136,410
Washington Health Care Facilities Authority, Revenue
Bonds, Providence Saint Joseph Health, Series 2018B:
4,015 5.000%, 10/01/30 10/28 at 100.00 A+ 4,413,649
2,780 5.000%, 10/01/31 10/28 at 100.00 A+ 3,036,010
3,110 5.000%, 10/01/32 10/28 at 100.00 A+ 3,372,857
2,625 5.000%, 10/01/33 10/28 at 100.00 A+ 2,825,629
Washington Health Care Facilities Authority, Revenue
Bonds, Virginia Mason Medical Center, Series 2017:
5,120 5.000%, 8/15/29 8/27 at 100.00 BBB+ 5,390,643
5,000 5.000%, 8/15/34 8/27 at 100.00 BBB- 5,190,650
6,015 5.000%, 8/15/36 8/27 at 100.00 BBB+ 6,162,729
4,375 Washington State Housing Finance Commission, Non-Profit Housing
Revenue Bonds, Eliseo Project, Refunding Ser 2021B-1. TEMPS-80.
TAX-EXEMPT MANDATORY PAYDOWN SECURITIES-80, 2.500%,
7/01/28, 144A
7/23 at 100.00 N/R   3,846,850
6,900 Washington State Housing Finance Commission, Single Family Program
Bonds, Series 2021-1N, 2.200%, 6/01/41
6/30 at 100.00 Aaa   4,947,576
5,580 Washington State Housing Finance Commission, Single Family Program
Bonds, Series 2021-2N, 2.400%, 12/01/41
6/31 at 100.00 Aaa   4,115,027
12,107 Washington State Housing Finance Commission, Social Municipal
Certificates Multifamily Revenue Bonds, Series 2021-1 Class A,
3.500%, 12/20/35
No Opt. Call BBB+   10,674,819

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Washington (continued)
$ 5,000 Washington State, General Obligation Bonds, Motor Vehicle Fuel Tax &
Vehicle Related Fees Refunding Series R-2022D, 4.000%, 7/01/28
No Opt. Call Aaa   $ 5,354,950
2,000 Washington State, General Obligation Bonds, Motor Vehicle Fuel Tax
Refunding Series R-2021A, 5.000%, 6/01/23
No Opt. Call Aaa   2,017,020
12,965 Washington State, General Obligation Bonds, Motor Vehicle Fuel Tax,
Refunding Series R-2014B, 5.000%, 8/01/37
8/23 at 100.00 Aaa   13,079,481
4,975 Whidbey Island Public Hospital District, Island County, Washington,
General Obligation Bonds, Whidbey General Hospital, Series 2013,
5.500%, 12/01/33
1/23 at 100.00 Ba3   4,456,306
246,217 Total Washington 253,170,708
West Virginia - 0.0%
1,335 West Virginia Hospital Finance Authority, Hospital Revenue Bonds,
Charleston Area Medical Center, Series 2014A, 5.000%, 9/01/25
9/24 at 100.00 Baa1 1,366,399
Wisconsin - 1.8%
Middleton-Cross Plains Area School District, Dane
County, Wisconsin, General Obligation Bonds, Refunding
Series 2021A:
4,455 2.000%, 3/01/26 No Opt. Call Aa1 4,306,916
4,555 2.000%, 3/01/27 No Opt. Call Aa1 4,369,338
25,400 Public Finance Authority of Wisconsin, Limited Obligation PILOT
Revenue Bonds, American Dream @ Meadowlands Project, Series
2017, 6.500%, 12/01/37, 144A
12/27 at 100.00 N/R   21,094,446
Public Finance Authority of Wisconsin, Pollution
Control Revenue Bonds, Duke Energy Progress Project,
Refunding Series 2022A-2:
4,375 3.300%, 10/01/46, (Mandatory Put 10/01/26) No Opt. Call Aa3 4,384,844
8,160 3.700%, 10/01/46, (Mandatory Put 10/01/30) No Opt. Call Aa3 8,215,488
385 Public Finance Authority of Wisconsin, Revenue Bonds, Roseman
University of Health Sciences, Series 2020, 3.000%, 4/01/25, 144A
No Opt. Call BB   369,785
12,325 Public Finance Authority of Wisconsin, Revenue Bonds, SearStone
Retirement Community, Series 2021B-1, 3.000%, 6/01/28
No Opt. Call N/R   10,857,462
16,805 Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue
Bonds, Waste Management Inc., Refunding Series 2016A-1, 2.625%,
11/01/25
No Opt. Call A-   15,828,125
7,815 Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue
Bonds, Waste Management Inc., Refunding Series 2016A-2, 2.875%,
5/01/27
5/26 at 100.00 A-   7,262,323
3,440 Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake
Norman Charter School, Series 2018A, 4.000%, 6/15/28, 144A
6/26 at 100.00 BBB-   3,371,613
Public Finance Authority, Wisconsin, Exempt Facilities
Revenue Bonds, Celanese Project, Refunding Series
2016C:
4,170 4.050%, 11/01/30 5/26 at 100.00 BBB- 3,941,651
9,075 4.300%, 11/01/30 5/26 at 100.00 BBB- 8,724,070
Wisconsin Health & Educational Facs Authority, Health
Facilities Revenue Bonds, UnityPoint Health Project,
Series 2014A:
1,000 5.000%, 12/01/26 11/24 at 100.00 AA- 1,035,120
4,090 5.000%, 12/01/27 11/24 at 100.00 AA- 4,229,469
4,010 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Marshfield Clinic Health System, Inc., Series 2017C, 5.000%, 2/15/47
2/27 at 100.00 A-   4,018,020

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
$ 3,230 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
PHW Muskego, Inc. Project, Series 2021, 4.000%, 10/01/41
10/28 at 102.00 N/R   $ 2,583,289
1,385 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Advocate Aurora Health Credit Group, Series 2018A,
4.000%, 8/15/36
8/28 at 100.00 AA   1,392,936
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Gundersen Health System,
Refunding Series 2021A:
2,550 4.000%, 10/15/34 10/31 at 100.00 AA- 2,604,239
1,455 4.000%, 10/15/35 10/31 at 100.00 AA- 1,473,740
6,350 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Marshfield Clinic Health System, Inc., Series 2020B-1,
5.000%, 2/15/52, (Mandatory Put 2/15/25)
8/24 at 100.00 A-   6,486,335
1,470 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Oakwood Lutheran Senior Ministries, Series 2021,
4.000%, 1/01/37
1/27 at 103.00 N/R   1,218,777
4,365 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, ProHealth Care, Inc. Obligated Group, Refunding
Series 2015, 5.000%, 8/15/39
8/24 at 100.00 A+   4,408,126
1,950 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Saint Camillus Health System Inc, Series 2019A,
5.000%, 11/01/39
11/26 at 103.00 N/R   1,709,351
2,850 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Saint John's Communities Inc., Series 2018A, 5.000%,
9/15/40, (Pre-refunded 9/15/23)
9/23 at 100.00 BBB-  (4) 2,888,589
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, ThedaCare Inc, Series 2015:
825 5.000%, 12/15/23 No Opt. Call AA- 838,802
1,330 5.000%, 12/15/25 12/24 at 100.00 AA- 1,376,776
2,750 Wisconsin Housing and Economic Development Authority, Housing
Revenue Bonds, Series 2019A, 3.000%, 11/01/39
11/28 at 100.00 AA+   2,329,002
1,650 Wisconsin Housing and Economic Development Authority, Housing
Revenue Bonds, Series 2021C, 2.500%, 11/01/41
5/31 at 100.00 AA+   1,204,484
8,145 WPPI Energy, Wisconsin, Power Supply System Revenue Bonds, Series
2013A, 5.000%, 7/01/37
7/23 at 100.00 A1   8,193,544
150,365 Total Wisconsin 140,716,660
Wyoming - 1.0%
11,180 Campbell County, Wyoming Solid Waste Facilities Revenue Bonds, Basin
Electric Power Cooperative, Dry Fork Station Facilities, Series 2019A,
3.625%, 7/15/39
5/29 at 100.00 A   9,776,910
Casper Community College District, Natrona County,
Wyoming, Revenue Bonds, Refunding Series 2021:
960 4.000%, 4/15/37 4/31 at 100.00 A+ 981,312
1,000 4.000%, 4/15/38 4/31 at 100.00 A+ 1,017,530
1,035 4.000%, 4/15/39 4/31 at 100.00 A+ 1,048,072
1,070 4.000%, 4/15/40 4/31 at 100.00 A+ 1,075,361
Consolidated Wyoming Municipalities Electric Power
System Joint Powers Board, Wyoming, Electric Facilities
Improvement Lease Revenue Bonds, Gillette Electrical
System Project, Refunding Series 2022:
800 5.000%, 6/01/33 6/32 at 100.00 AA- 911,320
1,415 5.000%, 6/01/34 6/32 at 100.00 AA- 1,596,007

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wyoming (continued)
$ 5,500 Sweetwater County, Wyoming, Hospital Revenue Bonds, Memorial
Hospital Project, Refunding Series 2013A, 5.000%, 9/01/30, (Pre-
refunded 9/01/23)
9/23 at 100.00 N/R  (4) $ 5,563,195
28,275 Sweetwater County, Wyoming, Pollution Control Revenue Refunding
Bonds, Idaho Power Company Project, Series 2006, 1.700%, 7/15/26
No Opt. Call A2   26,343,535
University of Wyoming, Facilities Revenue Bonds,
Supplemental Coverage Program, Refunding Series
2021A:
4,215 5.000%, 6/01/26 No Opt. Call AA- 4,538,122
4,420 5.000%, 6/01/27 No Opt. Call AA- 4,849,579
2,790 Wyoming Community Development Authority, Housing Revenue Bonds,
2015 Series 6, 3.900%, 12/01/34
12/24 at 100.00 AA+   2,736,236
6,500 Wyoming Community Development Authority, Housing Revenue Bonds,
2019 Series 3, 2.650%, 12/01/39
12/28 at 100.00 AA+   5,389,280
3,250 Wyoming Community Development Authority, Housing Revenue Bonds,
2020 Series 1, 3.000%, 12/01/40
6/29 at 100.00 AA+   2,742,090
6,675 Wyoming Community Development Authority, Housing Revenue Bonds,
2020 Series 2, 2.250%, 12/01/40
6/30 at 100.00 AA+   4,771,357
6,000 Wyoming Community Development Authority, Housing Revenue Bonds,
2021 Series 3, 2.250%, 12/01/41
12/30 at 100.00 AA+   4,469,520
85,085 Total Wyoming 77,809,426
$ 8,369,468 Total Municipal Bonds (cost $8,222,090,865) 7,692,281,073
Shares Description (1) Value
X 210,240,445 COMMON STOCKS - 2.7%
X 210,240,445
Independent Power And Renewable Electricity Producers - 2.7%
2,665,489 Energy Harbor Corp (9),(10) $ 210,240,445
Total Common Stocks (cost $55,930,174) 210,240,445
Principal
Amount (000) Description (1) Coupon Maturity Ratings (3) Value
10200956 ASSET-BACKED AND MORTGAGE-BACKED SECURITIES - 0.1%
X 10,200,956
$ 4,763 Federal Home Loan Mortgage Corporation, Notes 3.150% 10/15/36 AA+ $ 4,086,653
8,163 Freddie Mac Multi-Family ML Certificates, Series ML 10,
Series 2021
2.032% 1/25/38 AA+ 6,114,303
$ 12,926 Total Asset-Backed and Mortgage-Backed Securities (cost $13,310,055) 10,200,956
Total Long-Term Investments (cost $8,291,331,094) 7,912,722,474
Borrowings - (1.4)% (11) (110,666,095)
Other Assets Less Liabilities -  1.1% 88,729,011
Net Assets - 100% $ 7,890,785,390

are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 7,692,262,148 $ 18,925 $ 7,692,281,073
Common Stocks – 210,240,445 – 210,240,445
Asset-Backed and Mortgage-Backed
Securities – 10,200,956 – 10,200,956
Total
$ – $ 7,912,703,549 $ 18,925 $ 7,912,722,474
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(6) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(7) For fair value measurement disclosure purposes, investment classified as Level 3.
(8) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(9) Common Stock received as part of the bankruptcy settlements during February 2020, for Beaver County Industrial Development Authority,
Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006A, 3.500%, 4/01/41, Beaver
County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project,
Series 2006B, 3.500%, 12/01/35, Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding
Bonds, FirstEnergy Nuclear Generation Project, Series 2008A, 2.700%, 4/01/35, Ohio Air Quality Development Authority, Ohio, Air Quality
Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20, Ohio Air Quality Development
Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009B, 3.100%, 3/01/23,
Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A,
3.750% 12/01/23, Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project,
Refunding Series 2006B, 3.625%, 12/01/33, Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy
Nuclear Generation Project, Refunding Series 2008C, 3.950%, 11/01/32, Ohio Water Development Authority, Pollution Control Revenue
Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2005B, 4.000%, 1/01/34, Ohio Water Development Authority,
Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006A, 3.000%, 5/15/20, Ohio
Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series
2006B, 4.000%, 12/01/33, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating
Corporation Project, Series 2010A, 3.750%, 7/01/33, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds,
FirstEnergy Nuclear Generating Corporation Project, Series 2010C, 4.000%, 6/01/33, Pennsylvania Economic Development Financing
Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2005A, 3.750%, 12/01/40, Pennsylvania
Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2006A,
2.550%, 11/01/41.
(10) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(11) Borrowings as a percentage of Total Investments is 1.4%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
LIBOR London Inter-Bank Offered Rate
SIFMA Securities Industry and Financial Market Association
WI/DD Purchased on a when-issued or delayed delivery basis.

Nuveen Limited Term Municipal Bond Fund
Portfolio of Investments December 31, 2022
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 100.8%
X
6,637,650,499 MUNICIPAL BONDS - 97.5%
X 6,637,650,499
Alabama - 2.2%
$ 9,855 Alabama Public School and College Authority, Capital Improvement
Pool Revenue Bonds, Refunding Series 2020A, 5.000%, 11/01/25
No Opt. Call Aa1   $ 10,494,195
9,810 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Project 3 Series 2018A, 4.000%, 12/01/48, (Mandatory Put 12/01/23)
9/23 at 100.31 A2   9,819,908
12,670 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Project 4 Series 2019A-1, 4.000%, 12/01/49, (Mandatory Put 12/01/25)
9/25 at 100.38 A1   12,533,671
7,500 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Project 7 Series 2021C-1, 4.000%, 10/01/52, (Mandatory Put 12/01/26)
9/26 at 100.68 A2   7,410,450
3,410 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Project 8 Series 2022A, 4.000%, 12/01/52, (Mandatory Put 12/01/29)
9/29 at 100.40 A-   3,302,858
3,600 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Series 2022B-1, 4.000%, 4/01/53, (Mandatory Put 10/01/27)
7/27 at 100.42 A2   3,539,628
5,270 Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds,
Series 2021A, 4.000%, 6/01/51, (Mandatory Put 12/01/31)
9/31 at 100.53 Aa1   5,139,568
1,000 Cental Etowah County Solid Waste Disposal Authority, Alabama, Tax-
Exempt Solid Waste Disposal Revenue Bonds, Series 2020A, 6.000%,
7/01/45, (Pre-refunded 7/01/25), (AMT), 144A
7/25 at 103.00 N/R  (4) 1,074,640
1,000 Chatom Industrial Development Board, Alabama, Gulf Opportunity
Zone Revenue Bonds, PowerSouth Energy Cooperative, Refunding
Series 2020, 5.000%, 8/01/24 - AGM Insured
No Opt. Call AA   1,030,800
8,215 Lower Alabama Gas District, Alabama, Goldman Sachs Gas Project 2
Revenue Bonds, Series 2020A, 4.000%, 12/01/50, (Mandatory Put
12/01/25)
9/25 at 100.58 A2   8,152,237
11,755 Mobile Industrial Development Board, Alabama, Pollution Control
Revenue Refunding Bonds, Alabama Power Company Barry Plan,
Series 2007A, 1.000%, 6/01/34, (Mandatory Put 6/26/25)
No Opt. Call A1   11,149,735
23,445 Mobile Industrial Development Board, Alabama, Pollution Control
Revenue Refunding Bonds, Alabama Power Company Barry Plan,
Series 2008, 2.900%, 7/15/34, (Mandatory Put 12/12/23)
No Opt. Call A1   23,306,674
7,500 Selma Industrial Development Board, Alabama, Gulf Opportunity Zone
Revenue Bonds, International Paper Company Project, Refunding
Series 2020A, 1.375%, 5/01/34, (Mandatory Put 6/16/25)
No Opt. Call BBB   6,996,600
19,250 Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue
Bonds, Project 2, Fixed Rate Series 2018A, 4.000%, 6/01/49,
(Mandatory Put 6/01/24)
3/24 at 100.29 A1   19,185,128
9,000 Southeast Energy Authority, Alabama, Commodity Supply Revenue
Bonds, Project 2, Series 2021B-1, 4.000%, 12/01/51, (Mandatory Put
12/01/31)
9/31 at 100.62 A1   8,686,800
14,835 Southeast Energy Authority, Alabama, Commodity Supply Revenue
Bonds, Project 4, Series 2022B-1, 5.000%, 5/01/53, (Mandatory Put
8/01/28)
5/28 at 100.34 A2   15,235,248
148,115 Total Alabama 147,058,140
Alaska - 1.0%
1,220 Alaska Housing Finance Corporation, General Obligation Bonds, State
Capital Project II, Series 2021A, 4.000%, 12/01/25
No Opt. Call AA+   1,257,271

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Alaska (continued)
$ 1,380 Alaska Housing Finance Corporation, Mortgage Revenue Bonds,
General Series 2016A-II, 1.900%, 12/01/24
No Opt. Call AA+   $ 1,345,114
12,345 Alaska Housing Finance Corporation, Mortgage Revenue Bonds,
General Series 2020A-II, 2.000%, 12/01/35
6/29 at 100.00 AA+   9,430,716
23,000 Alaska Housing Finance Corporation, Mortgage Revenue Bonds,
General Series 2020B-II, 2.000%, 12/01/35
6/29 at 100.00 AA+   17,861,110
3,560 Alaska Housing Finance Corporation, Mortgage Revenue Bonds,
General Series 2022A-II, 2.150%, 12/01/36
12/30 at 100.00 AA+   2,847,181
8,110 Alaska Housing Finance Corporation, Mortgage Revenue Bonds, Series
2022B-1, 2.150%, 6/01/36
12/30 at 100.00 AA+   6,305,038
Alaska Industrial Development and Export Authority,
Power Revenue Bonds, Snettisham Hydroelectric Project,
Refunding Series 2015:
1,655 5.000%, 1/01/24, (AMT) No Opt. Call Baa2 1,672,857
3,565 5.000%, 1/01/26, (AMT) 7/25 at 100.00 Baa2 3,654,660
Alaska Industrial Development and Export Authority,
Revenue Bonds, Greater Fairbanks Community Hospital
Foundation Project, Refunding Series 2019:
5,145 5.000%, 4/01/27 No Opt. Call A+ 5,478,293
5,355 5.000%, 4/01/28 No Opt. Call A+ 5,761,980
5,575 5.000%, 4/01/29 No Opt. Call A+ 6,043,858
2,005 North Slope Borough, Alaska, General Obligation Bonds, Refunding
General Purpose Series 2021A, 5.000%, 6/30/24
No Opt. Call AA   2,068,398
Northern Tobacco Securitization Corporation, Alaska,
Tobacco Settlement Asset-Backed Bonds, Senior Series
2021A Class 1:
520 4.000%, 6/01/23 No Opt. Call A 521,789
550 5.000%, 6/01/24 No Opt. Call A 561,187
1,000 5.000%, 6/01/25 No Opt. Call A 1,031,980
160 Northern Tobacco Securitization Corporation, Alaska, Tobacco
Settlement Asset-Backed Bonds, Series 2021B-1 Class 2, 0.500%,
6/01/31
No Opt. Call A   158,557
75,145 Total Alaska 65,999,989
Arizona - 1.7%
Arizona Industrial Development Authority, Hospital
Revenue Bonds, Phoenix Children's Hospital, Series
2021A:
1,200 5.000%, 2/01/23 No Opt. Call AA- 1,201,608
1,450 5.000%, 2/01/24 No Opt. Call AA- 1,480,175
1,300 5.000%, 2/01/25 No Opt. Call AA- 1,354,639
915 5.000%, 2/01/26 No Opt. Call AA- 973,038
Arizona State, Certificates of Participation, Refunding
Series 2019A:
5,485 5.000%, 10/01/26, (ETM) No Opt. Call Aa2 (4) 5,954,351
5,055 5.000%, 10/01/27, (ETM) No Opt. Call Aa2 (4) 5,594,874
17,125 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2005,
2.400%, 12/01/35, (Mandatory Put 8/14/23)
No Opt. Call A+   16,992,966
9,195 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2007,
2.700%, 12/01/37, (AMT), (Mandatory Put 8/14/23)
No Opt. Call A+   9,135,141
13,050 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2019,
5.000%, 6/01/49, (AMT), (Mandatory Put 6/03/24)
6/24 at 100.00 A+   13,259,844

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arizona (continued)
$ 5,000 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2022-
1, 5.000%, 9/01/42, (AMT), (Mandatory Put 9/01/27)
3/27 at 100.00 A+   $ 5,219,300
6,885 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2022-
2, 5.000%, 9/01/52, (AMT), (Mandatory Put 9/01/27)
3/27 at 100.00 A+   7,187,665
2,430 Coconino County, Arizona, Pollution Control Revenue Bonds, Nevada
Power Company Project, Refunding Series 2017A, 1.875%, 9/01/32,
(AMT), (Mandatory Put 3/31/23)
No Opt. Call A+   2,419,405
2,850 Coconino County, Arizona, Pollution Control Revenue Bonds, Nevada
Power Company Project, Refunding Series 2017B, 1.650%, 3/01/39,
(Mandatory Put 3/31/23)
No Opt. Call A+   2,836,662
Glendale Industrial Development Authority, Arizona,
Revenue Bonds, Midwestern University, Refunding Series
2020:
550 5.000%, 5/15/23 No Opt. Call AA 553,911
435 4.000%, 5/15/24 No Opt. Call AA 441,825
3,030 Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Variable Rate Series 2019C, 4.230%, 1/01/35,
(Mandatory Put 10/18/24) (SIFMA reference rate + 0.570% spread) (5)
10/23 at 100.00 AA-   3,017,880
10,050 Maricopa County Pollution Control Corporation, Arizona, Pollution
Control Revenue Bonds, Public Service Company of New Mexico Palo
Verde Project, Refunding Series 2003A, 3.000%, 1/01/38, (Mandatory
Put 6/01/24)
No Opt. Call BBB   9,989,499
4,500 Maricopa County Pollution Control Corporation, Arizona, Pollution
Control Revenue Bonds, Public Service Company of New Mexico Palo
Verde Project, Refunding Series 2010A, 0.875%, 6/01/43, (Mandatory
Put 10/01/26)
No Opt. Call BBB   3,994,785
2,150 Maricopa County Pollution Control Corporation, Arizona, Pollution
Control Revenue Bonds, Public Service Company of New Mexico Palo
Verde Project, Refunding Series 2010B, 0.875%, 6/01/43, (Mandatory
Put 10/01/26)
No Opt. Call BBB   1,908,620
1,270 Maricopa County Unified School District 60 Higley, Arizona, General
Obligation Bonds, School Improvement Project of 2013, Series 2014A,
4.000%, 7/01/24
No Opt. Call Aa2   1,292,187
3,615 Mesa, Arizona, Street and Highway User Revenue Bonds, Refunding
Series 2015, 5.000%, 7/01/26
7/25 at 100.00 AA   3,815,235
1,075 Paradise Valley Unified School District No. 69, Maricopa County, Arizona,
General Obligation Bonds, School Improvement Project of 2019,
Series 2022D, 5.000%, 7/01/24
No Opt. Call AAA   1,110,174
400 Pima County Industrial Development Authority, Arizona, Revenue
Bonds, Tucson Electric Power Company Project, Series 2013A, 4.000%,
9/01/29
3/23 at 100.00 A-   400,076
1,660 Pima County, Arizona, Sewer System Revenue Obligations, Refunding
Series 2016, 5.000%, 7/01/23, (ETM)
No Opt. Call N/R  (4) 1,675,305
Pinal County, Arizona, Pledged Revenue Obligations,
Refunding Series 2014:
2,000 5.000%, 8/01/23 No Opt. Call AA 2,023,720
2,005 5.000%, 8/01/24 No Opt. Call AA 2,074,573
1,000 Pinal County, Arizona, Pledged Revenue Obligations, Series 2014,
5.000%, 8/01/24
No Opt. Call AA   1,034,700
80 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds,
Citigroup Energy Inc Prepay Contract Obligations, Series 2007,
5.000%, 12/01/32
No Opt. Call A3   83,661

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arizona (continued)
$ 3,350 Tempe Industrial Development Authority, Arizona, Revenue Bonds,
Friendship Village of Tempe Project, Refunding Series 2021C-2.
TEMPS -60, 1.125%, 12/01/26
1/23 at 100.00 N/R   $ 2,879,157
3,715 Yavapai County Industrial Development Authority, Arizona, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Series 2002,
1.300%, 6/01/27, (AMT)
No Opt. Call A-   3,197,129
112,825 Total Arizona 113,102,105
Arkansas - 0.5%
11,295 Fayetteville, Arkansas, Sales and Use Tax Revenue Bonds, Capital
Improvement Series 2022, 2.875%, 11/01/32
11/26 at 100.00 AA-   10,744,820
5,255 Fayetteville, Arkansas, Sales and Use Tax Revenue Bonds, Refunding &
Capital Improvement Series 2019A, 2.000%, 11/01/29
11/26 at 100.00 AA-   5,168,555
Pulaksi County Public Facilities Board, Arkansas, Health
Facilities Revenue Bonds, CARTI Project, Series 2013:
1,180 5.250%, 7/01/27, (Pre-refunded 7/01/23) 7/23 at 100.00 N/R (4) 1,192,308
545 5.250%, 7/01/28, (Pre-refunded 7/01/23) 7/23 at 100.00 N/R (4) 550,684
Pulaski County Public Facilities Board, Arkansas,
Healthcare Revenue Bonds, Baptist Health, Series 2014:
1,760 5.000%, 12/01/23 No Opt. Call A 1,786,471
2,195 5.000%, 12/01/24 No Opt. Call A 2,266,403
2,000 Rogers School District 30, Benton County, Arkansas, General Obligation
Bonds, Construction Series 2019, 2.125%, 2/01/31
2/25 at 100.00 Aa2   1,817,900
Rogers School District 30, Benton County, Arkansas,
General Obligation Bonds, Refunding Series 2019:
2,560 3.000%, 2/01/27 8/24 at 100.00 Aa2 2,560,691
3,790 3.000%, 2/01/28 8/24 at 100.00 Aa2 3,786,741
3,915 3.000%, 2/01/29 8/24 at 100.00 Aa2 3,894,642
34,495 Total Arkansas 33,769,215
California - 4.6%
17,400 Bay Area Toll Authority, California, Revenue Bonds, San Francisco
Bay Area Toll Bridge, Term Rate Series 2018A, 2.625%, 4/01/45,
(Mandatory Put 4/01/26)
10/25 at 100.00 AA   17,056,002
10,000 California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green SIFMA Index Rate Series 2022A-1, 4.000%,
5/01/53, (Mandatory Put 8/01/28)
5/28 at 100.03 A1   9,953,100
California County Tobacco Securitization Agency,
Tobacco Settlement Asset-Backed Bonds, Los Angeles
County Securitization Corporation, Series 2020A:
880 4.000%, 6/01/23 No Opt. Call A 881,936
605 5.000%, 6/01/24 No Opt. Call A 617,094
805 5.000%, 6/01/25 No Opt. Call A 831,307
1,980 5.000%, 6/01/26 No Opt. Call A 2,062,289
840 5.000%, 6/01/27 No Opt. Call A 881,219
1,185 5.000%, 6/01/28 No Opt. Call A 1,248,552
1,475 5.000%, 6/01/29 No Opt. Call A 1,561,877
1,000 5.000%, 6/01/30 No Opt. Call A 1,063,530
6,490 California Health Facilities Financing Authority, Revenue Bonds,
Adventist Health System/West, Series 2011A, 3.000%, 3/01/41,
(Mandatory Put 3/01/24)
9/23 at 100.00 A   6,464,105
18,710 California Health Facilities Financing Authority, Revenue Bonds, Kaiser
Permanante System, Series 2006C, 5.000%, 6/01/41, (Mandatory Put
11/01/29)
No Opt. Call AA-   21,234,727

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 8,680 California Health Facilities Financing Authority, Revenue Bonds,
Providence Saint Joseph Health, Series 2016B-3, 2.000%, 10/01/36,
(Mandatory Put 10/01/25)
10/25 at 100.00 A+   $ 8,473,503
California Health Facilities Financing Authority, Revenue
Bonds, Providence Saint Joseph Health, Term Rate Series
2019C:
3,025 5.000%, 10/01/39, (Mandatory Put 10/01/25) 10/25 at 100.00 A+ 3,190,437
2,665 5.000%, 10/01/39, (Pre-refunded 10/01/25) 10/25 at 100.00 N/R (4) 2,839,051
3,824 California Housing Finance Agency, Municipal Certificate Revenue
Bonds, Class A Series 2019-2, 4.000%, 3/20/33
No Opt. Call BBB+   3,693,704
60,000 California Infrastructure and Economic Development Bank, Revenue
Bonds, Brightline West Passenger Rail Project, Series 2020A, 0.850%,
1/01/50, (AMT), (Mandatory Put 1/26/23), 144A
1/23 at 100.00 Aaa   59,884,200
California Infrastructure and Economic Development
Bank, Revenue Bonds, J Paul Getty Trust, Refunding
Series 2020A-1:
1,155 4.000%, 4/01/25 No Opt. Call AAA 1,192,122
1,085 4.000%, 4/01/26 No Opt. Call AAA 1,136,657
19,790 California Municipal Finance Authority, Revenue Bonds, Linxs APM
Project, Senior Lien Series 2018A, 3.000%, 12/31/30 - AGM Insured,
(AMT)
6/28 at 100.00 AA   18,440,124
California Municipal Finance Authority, Reveue Bonds,
Community Medical Centers, Series 2017A:
2,600 5.000%, 2/01/23 No Opt. Call A- 2,603,068
1,920 5.000%, 2/01/24 No Opt. Call A- 1,956,480
1,700 5.000%, 2/01/25 No Opt. Call A- 1,752,377
2,000 5.000%, 2/01/26 No Opt. Call A- 2,093,780
1,500 5.000%, 2/01/27 No Opt. Call A- 1,591,350
9,270 California Municipal Finance Authority, Solid Waste Disposal Revenue
Bonds, Waste Management Inc. Project, Series 2019A, 2.400%,
10/01/44, (AMT), (Mandatory Put 10/01/29)
7/29 at 100.00 A-   8,273,475
1,450 California Municipal Finance Authority, Solid Waste Disposal Revenue
Bonds, Waste Management Inc. Project, Series 2022A, 4.125%,
10/01/41, (AMT), (Mandatory Put 10/01/25)
7/25 at 100.00 A-   1,447,129
6,455 California Pollution Control Financing Authority, Solid Waste Disposal
Revenue Bonds, Waste Management Inc., Refunding Series 2015B-2,
3.125%, 11/01/40, (AMT), (Mandatory Put 11/03/25)
No Opt. Call A-   6,271,355
9,020 California Pollution Control Financing Authority, Solid Waste Disposal
Revenue Bonds, Waste Management Inc., Series 2015A-1, 3.375%,
7/01/25, (AMT)
No Opt. Call A-   8,814,344
6,700 California Pollution Control Financing Authority, Solid Waste Disposal
Revenue Bonds, Waste Management, Inc. Project, Refunding Series
2015B-1, 3.000%, 11/01/25, (AMT)
No Opt. Call A-   6,461,681
4,215 California Pollution Control Financing Authority, Water Facilities Revenue
Bonds, American Water Capital Corporation, Project, Refunding Series
2020, 0.600%, 8/01/40, (Mandatory Put 9/01/23)
No Opt. Call A   4,132,723
5,500 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2014A,
5.250%, 12/01/29
12/24 at 100.00 BB+   5,636,785
1,000 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A,
5.000%, 12/01/27, 144A
6/26 at 100.00 BB+   1,023,770

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
California Statewide Communities Development
Authority, California, Revenue Bonds, Loma Linda
University Medical Center, Series 2018A:
$ 1,070 5.000%, 12/01/26, 144A No Opt. Call BB+ $ 1,106,530
325 5.000%, 12/01/27, 144A No Opt. Call BB+ 335,218
765 California Statewide Communities Development Authority, Revenue
Bonds, Huntington Memorial Hospital, Refunding Series 2014B,
5.000%, 7/01/24, (ETM)
No Opt. Call AA-  (4) 791,048
255 California Statewide Communities Development Authority, Revenue
Bonds, Kaiser Permanente, Series 2009C-1, 5.000%, 4/01/46,
(Mandatory Put 11/01/29)
No Opt. Call AA-   289,410
205 California Statewide Communities Development Authority, Revenue
Bonds, Kaiser Permanente, Series 2009C-3, 5.000%, 4/01/45,
(Mandatory Put 11/01/29)
No Opt. Call AA-   232,663
4,905 California Statewide Community Development Authority, Revenue
Bonds, Kaiser Permanente System, Series 2004L, 5.000%, 4/01/38,
(Mandatory Put 11/01/29)
No Opt. Call AA-   5,566,881
5,000 Golden State Tobacco Securitization Corporation, California, Enhanced
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Series
2015A, 5.000%, 6/01/45, (Pre-refunded 6/01/25)
6/25 at 100.00 Aa3  (4) 5,292,350
11,530 Los Angeles County, California, Tax and Revenue Anticipation Notes,
Series 2022-23, 4.000%, 6/30/23
No Opt. Call N/R   11,592,377
4,000 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Refunding Senior Lien Series 2018B,
5.000%, 5/15/26, (AMT)
No Opt. Call AA   4,223,480
9,565 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Refunding Subordinate Series 2022G,
5.000%, 5/15/28, (AMT)
No Opt. Call AA   10,356,121
4,725 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2021D, 5.000%,
5/15/26, (AMT)
No Opt. Call AA-   4,964,368
12,025 Los Angeles, California, General Obligation Bonds, Tax & Revenue
Anticipation Notes, Series 2022, 4.000%, 6/29/23
No Opt. Call N/R   12,087,290
6,665 Metropolitan Water District of Southern California, Water Revenue
Bonds, Refunding Series 2022B, 3.000%, 7/01/28
No Opt. Call AAA   6,833,491
2,725 New Haven Unified School District, California, General Obligation
Bonds, Refunding Series 2014A, 5.000%, 8/01/25 - BAM Insured
8/24 at 100.00 AA   2,816,996
10 San Bernardino, California, GNMA Mortgage-Backed Securities Program
Single Family Mortgage Revenue Refunding Bonds, Series 1990A,
7.500%, 5/01/23, (ETM)
No Opt. Call AA+  (4) 10,146
13,975 San Diego Association of Governments, California, Capital Grants
Receipts Revenue Bonds, Mid-Coast Corridor Transit Project, Green
Series 2019B, 1.800%, 11/15/27
11/26 at 100.00 A-   12,961,114
6,395 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Refunding Second Series 2017D,
5.000%, 5/01/25, (AMT)
No Opt. Call A+   6,630,464
3,000 University of California, General Revenue Bonds, Series 2023BM,
5.000%, 5/15/28 (WI/DD, Settling 2/22/23)
No Opt. Call AA   3,364,860
Vernon, California, Electric System Revenue Bonds, Series
2021A:
2,850 5.000%, 4/01/23 No Opt. Call BBB+ 2,856,612
2,525 5.000%, 4/01/24 No Opt. Call BBB+ 2,559,795
2,000 5.000%, 4/01/25 No Opt. Call BBB+ 2,055,120
2,250 5.000%, 10/01/25 No Opt. Call BBB+ 2,327,355

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
Vernon, California, Electric System Revenue Bonds, Series
2022A:
$ 255 5.000%, 8/01/23 No Opt. Call Baa1 $ 256,540
700 5.000%, 8/01/24 No Opt. Call BBB+ 712,789
500 5.000%, 8/01/25 No Opt. Call BBB+ 516,050
980 Washington Township Health Care District, California, Revenue Bonds,
Refunding Series 2015A, 5.000%, 7/01/23
No Opt. Call Baa2   986,311
314,124 Total California 316,489,232
Colorado - 2.8%
1,600 Adams and Arapahoe Counties Joint School District 28J, Aurora,
Colorado, General Obligation Bonds, Refunding Series 2022, 5.000%,
12/01/24
No Opt. Call Aa1   1,669,280
2,750 Arapahoe County School District 5 Cherry Creek, Colorado, General
Obligation Bonds, Series 2012B, 2.500%, 12/15/28
1/23 at 100.00 AA+   2,734,050
7,610 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Adventist Health, Sunbelt Obligated Group, Series 2014E, 5.000%,
11/15/24
5/24 at 100.00 AA   7,833,886
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, CommonSpirit Health, Series 2019A-2:
3,000 5.000%, 8/01/25 No Opt. Call A- 3,120,270
3,170 5.000%, 8/01/29 No Opt. Call A- 3,462,496
19,710 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019B-1, 5.000%, 8/01/49, (Mandatory
Put 8/01/25)
2/25 at 100.00 A-   20,297,358
18,935 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019B-2, 5.000%, 8/01/49, (Mandatory
Put 8/01/26)
2/26 at 100.00 A-   19,777,797
1,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2022A, 5.000%, 11/01/26
No Opt. Call A-   1,057,800
500 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Evangelical Lutheran Good Samaritan Society Project, Series 2013A,
5.000%, 6/01/23, (ETM)
No Opt. Call N/R  (4) 504,195
13,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Intermountain Healthcare, Series 2022C, 5.000%, 5/15/62, (Mandatory
Put 8/15/28)
8/27 at 102.27 AA+   14,386,970
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, SCL Health System, Refunding Series 2019A:
6,495 5.000%, 1/01/26 No Opt. Call AA+ 6,913,798
4,635 5.000%, 1/01/27 No Opt. Call AA+ 5,027,399
5,150 5.000%, 1/01/28 No Opt. Call AA+ 5,686,321
630 Colorado Housing and Finance Authority, Single Family Mortgage
Bonds, Class I Series 2021E, 1.950%, 11/01/36
5/30 at 100.00 AAA   474,655
2,500 Colorado Housing and Finance Authority, Single Family Mortgage
Bonds, Class I Series 2021H, 1.800%, 11/01/36
5/30 at 100.00 AAA   1,823,400
4,675 Colorado State, Certificates of Participation, Rural Series 2021A, 5.000%,
12/15/24
No Opt. Call Aa2   4,880,232
473 Cornerstar Metropolitan District, Arapahoe County, Colorado, General
Obligation Bonds, Limited Tax Convertible to Unlimited Tax,
Refunding Series 2017A, 4.500%, 12/01/27
1/23 at 103.00 N/R   462,764
Denver City and County, Colorado, Airport System
Revenue Bonds, Series 2022A:
2,885 5.000%, 11/15/26, (AMT) No Opt. Call AA- 3,051,205
16,800 5.000%, 11/15/27, (AMT) No Opt. Call AA- 17,915,856

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 4,580 Denver City and County, Colorado, Airport System Revenue Bonds,
Series 2022C, 5.000%, 11/15/25
No Opt. Call AA-   $ 4,874,906
7,000 Denver City and County, Colorado, Airport System Revenue Bonds,
Series 2022D, 5.000%, 11/15/24, (AMT)
No Opt. Call AA-   7,215,180
13,115 Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2018A, 5.000%, 12/01/24, (AMT)
No Opt. Call A+   13,529,434
9,195 Denver, Colorado, General Obligation Bonds, Elevate Denver, Series
2019A, 5.000%, 8/01/25
No Opt. Call AAA   9,747,987
3,000 E-470 Public Highway Authority, Colorado, Senior Revenue Bonds,
Series 2021B, 3.231%, 9/01/39, (Mandatory Put 9/01/24) (SOFR*0.67%
reference rate + 0.350% spread) (5)
6/24 at 100.00 A   2,977,860
2,957 Gardens on Havana Metropolitan District 3, Arapahoe County, Colorado,
Special Revenue Bonds, Refunding Series 2017A, 4.625%, 12/01/27
1/23 at 103.00 N/R   2,899,043
Regional Transportation District, Colorado, Private Activity
Bonds, Denver Transit Partners Eagle P3 Project, Series
2020A:
575 5.000%, 1/15/24 No Opt. Call A- 584,390
475 5.000%, 7/15/24 No Opt. Call A- 481,066
325 5.000%, 1/15/25 No Opt. Call A- 331,718
400 5.000%, 7/15/25 No Opt. Call A- 410,076
500 3.000%, 1/15/26 No Opt. Call A- 486,685
425 5.000%, 7/15/26 No Opt. Call A- 439,518
1,425 5.000%, 1/15/27 No Opt. Call A- 1,478,808
625 5.000%, 7/15/27 No Opt. Call A- 651,187
555 STC Metropolitan District 2, Superior, Boulder County, Colorado,
Limited Tax General Obligation and Special Revenue Bonds,
Refunding & improvement Series 2019A, 3.000%, 12/01/25
12/24 at 103.00 N/R   523,659
415 Sterling Ranch Community Authority Board, Douglas County, Colorado,
Limited Tax Supported District 2, Refunding & Improvement Senior
Series 2020A, 3.375%, 12/01/30
12/25 at 102.00 N/R   359,768
805 Transport Metropolitan District 3, In the City of Aurora, Adams County,
Colorado, General Obligation Limited Bonds, Series 2021A-1, 4.125%,
12/01/31
3/26 at 103.00 N/R   718,390
17,500 University of Colorado Hospital Authority, Colorado, Revenue Bonds,
Refunding Series 2019C, 5.000%, 11/15/47, (Mandatory Put 11/15/24)
5/24 at 100.00 AA   17,938,375
6,395 University of Colorado, Enterprise System Revenue Bonds, Refunding
Series 2021C-4, 2.000%, 6/01/51, (Mandatory Put 10/15/25)
No Opt. Call Aa1   6,207,946
185,785 Total Colorado 192,935,728
Connecticut - 2.2%
7,085 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Hartford HealthCare Issue, Series 2020B-1, 5.000%, 7/01/53,
(Mandatory Put 1/01/25)
10/24 at 100.93 A+   7,345,374
1,250 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Stamford Hospital, Series 2021L-1, 4.000%, 7/01/25
No Opt. Call BBB+   1,256,875
2,695 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Yale University, Series 2014A, 1.100%, 7/01/48, (Mandatory Put
2/07/23)
No Opt. Call AAA   2,687,723
27,535 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Yale University, Series 2015A, 0.375%, 7/01/35, (Mandatory Put
7/12/24)
No Opt. Call AAA   26,140,903
6,885 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Yale University, Series 2017B-2, 0.550%, 7/01/37, (Mandatory Put
7/03/23)
No Opt. Call AAA   6,770,089

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Connecticut (continued)
$ 17,185 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Yale University, Variable Rate Demand Obligations, Series 1999-U1,
1.100%, 7/01/33, (Mandatory Put 2/11/25)
No Opt. Call AAA   $ 16,254,089
28,090 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Yale-New Haven Health Issue, Series 2014D, 1.800%, 7/01/49,
(Mandatory Put 7/01/24)
1/24 at 100.00 AA-   27,189,435
1,955 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2018D-1, 3.750%, 11/15/33
11/27 at 100.00 AAA   1,961,491
5,000 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2019F-1, 2.600%, 11/15/34
11/28 at 100.00 AAA   4,278,150
3,515 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2020A-1, 2.300%, 11/15/35
5/29 at 100.00 AAA   2,945,640
4,350 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2020C-1, 1.950%, 11/15/35
11/29 at 100.00 AAA   3,252,495
1,190 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2020C-2, 2.200%, 11/15/34, (AMT)
11/29 at 100.00 AAA   1,019,485
4,000 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2021A-1, 1.700%, 5/15/34
5/30 at 100.00 AAA   3,074,400
3,900 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2021B-1, 2.000%, 11/15/36
11/30 at 100.00 AAA   2,887,794
12,115 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Social Series 2021D-1, 2.000%, 11/15/36
11/30 at 100.00 AAA   9,396,879
1,135 Connecticut State, General Obligation Bonds, Refunding Series 2022D,
5.000%, 9/15/25
No Opt. Call AA-   1,204,507
12,335 Connecticut State, General Obligation Bonds, Series 2022A, 4.000%,
1/15/25
No Opt. Call AA-   12,618,458
1,490 Connecticut State, General Obligation Bonds, Series 2022E, 5.000%,
11/15/26
No Opt. Call AA-   1,618,006
1,750 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes, Refunding Series 20168C, 5.000%, 10/01/23
No Opt. Call AA   1,777,405
Connecticut State, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes, Refunding Series
2022B:
6,085 5.000%, 7/01/25 No Opt. Call AA 6,432,636
3,210 5.000%, 7/01/26 No Opt. Call AA 3,466,318
West Haven, Connecticut, General Obligation Bonds,
Series 2012:
2,000 5.000%, 8/01/23 - AGM Insured 1/23 at 100.00 AA 2,002,700
1,000 5.000%, 8/01/25 - AGM Insured 1/23 at 100.00 AA 1,001,490
155,755 Total Connecticut 146,582,342
Delaware - 1.0%
26,285 Delaware Economic Development Authority, Exempt Facility Revenue
Bonds, NRG Energy Project, Refunding Series 2020A, 1.250%,
10/01/45, (Mandatory Put 10/01/25)
10/25 at 100.00 BBB-   24,380,915
9,000 Delaware Economic Development Authority, Exempt Facility Revenue
Bonds, NRG Energy Project, Refunding Series 2020B, 1.250%,
10/01/40, (Mandatory Put 10/01/25)
10/25 at 100.00 BBB-   8,348,040
13,910 Delaware Economic Development Authority, Gas Facilities Revenue
Bonds, Delmarva Power & Light Company Project, Refunding Series
2020, 1.050%, 1/01/31, (Mandatory Put 7/01/25)
No Opt. Call A   13,177,917

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Delaware (continued)
Delaware Transportation Authority, Transportation System
Revenue Bonds, Senior Lien Series 2020:
$ 3,255 5.000%, 7/01/26 No Opt. Call AA+ $ 3,520,575
4,975 5.000%, 7/01/27 No Opt. Call AA+ 5,487,077
9,830 5.000%, 7/01/28 No Opt. Call AA+ 11,054,523
67,255 Total Delaware 65,969,047
District of Columbia - 1.2%
24,975 District of Columbia, Income Tax Secured Revenue Bonds, Refunding
Series 2019C, 5.000%, 10/01/25
No Opt. Call AAA   26,571,901
2,405 District of Columbia, Income Tax Secured Revenue Bonds, Series 2022C,
5.000%, 12/01/26
No Opt. Call AAA   2,622,292
Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2018A:
10,830 5.000%, 10/01/23, (AMT) No Opt. Call AA- 10,941,332
8,875 5.000%, 10/01/24, (AMT) No Opt. Call AA- 9,112,051
7,320 5.000%, 10/01/25, (AMT) No Opt. Call AA- 7,641,641
8,200 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2021A, 5.000%, 10/01/27, (AMT)
No Opt. Call AA-   8,732,262
Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2022A:
2,500 5.000%, 10/01/26, (AMT) No Opt. Call Aa3 2,639,775
2,700 5.000%, 10/01/27, (AMT) No Opt. Call Aa3 2,875,257
8,000 5.000%, 10/01/28, (AMT) No Opt. Call Aa3 8,577,920
1,250 Washington Metropolitan Area Transit Authority, District of Columbia,
Gross Revenue Bonds, Series 2018, 5.000%, 7/01/24
No Opt. Call AA-   1,291,088
77,055 Total District of Columbia 81,005,519
Florida - 3.5%
4,400 Alachua County Health Facilities Authority, Florida, Health Facilities
Revenue Bonds, Shands Teaching Hospital & Clinics, Inc. at the
University of Florida Project, Refunding Series 2019B-2, 5.000%,
12/01/37, (Mandatory Put 12/01/26)
6/26 at 100.00 A   4,660,568
Broward County, Florida, Airport System Revenue Bonds,
Series 2015A:
5,000 5.000%, 10/01/24, (AMT) No Opt. Call A+ 5,137,800
5,725 5.000%, 10/01/25, (AMT) No Opt. Call A+ 5,965,851
2,395 5.000%, 10/01/26, (AMT) 10/25 at 100.00 A+ 2,494,728
4,185 5.000%, 10/01/27, (AMT) 10/25 at 100.00 A+ 4,347,420
1,040 Broward County, Florida, Airport System Revenue Bonds, Series 2017,
5.000%, 10/01/23, (AMT)
No Opt. Call A+   1,051,076
11,050 Citizens Property Insurance Corporation, Florida, Coastal Account
Senior Secured Bonds, Series 2015A-1, 5.000%, 6/01/25
12/24 at 100.00 AA   11,405,368
Clay County, Florida, Sales Surtax Revenue Bonds, Series
2020.:
1,905 5.000%, 10/01/27 No Opt. Call AA 2,084,394
1,885 5.000%, 10/01/28 No Opt. Call AA 2,092,369
1,740 5.000%, 10/01/29 No Opt. Call AA 1,957,465
5,295 Florida Department of Transportation, Full Faith and Credit Right-of-Way
Acquisition and Bridge Construction Bonds, Refunding Series 2015A,
5.000%, 7/01/23
No Opt. Call AAA   5,349,274

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Florida Development Finance Corporation, Florida,
Surface Transportation Facility Revenue Bonds, Virgin
Trains USA Passenger Rail Project, Series 2019A:
$ 18,680 6.250%, 1/01/49, (AMT), (Mandatory Put 1/01/24), 144A 1/23 at 101.00 N/R $ 17,958,392
26,750 6.375%, 1/01/49, (AMT), (Mandatory Put 1/01/26), 144A 1/23 at 102.00 N/R 24,448,162
24,930 6.500%, 1/01/49, (AMT), (Mandatory Put 1/01/29), 144A 1/23 at 102.00 N/R 22,281,686
8,800 Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Series 2021A-1, 2.900%,
12/01/56, (AMT), (Mandatory Put 4/04/23)
1/23 at 100.00 Aaa   8,775,096
23,660 Florida Development Finance Corporation, Revenue Bonds, Brightline
Passenger Rail Expansion Project, Series 2022A, 7.250%, 7/01/57,
(AMT), (Mandatory Put 10/03/23), 144A
1/23 at 102.00 N/R   23,594,225
1,595 Florida Housing Finance Corporation, Homeowner Mortgage Revenue
Bonds, Series 2018-2, 3.750%, 7/01/33
1/28 at 100.00 Aaa   1,555,907
6,925 Florida Housing Finance Corporation, Homeowner Mortgage Revenue
Bonds, Series 2019-1, 2.800%, 7/01/34
7/28 at 100.00 Aaa   6,535,330
2,310 Florida Housing Finance Corporation, Homeowner Mortgage Revenue
Bonds, Social Series 2021-1, 1.800%, 7/01/36
1/30 at 100.00 Aaa   1,700,738
2,825 Florida Housing Finance Corporation, Homeowner Mortgage Revenue
Bonds, Social Series 2021-2, 1.800%, 7/01/36
7/30 at 100.00 Aaa   2,128,270
4,410 Florida State Board of Education, Public Education Capital Outlay
Bonds, Refunding Series 2017C, 5.000%, 6/01/28
6/27 at 100.00 AAA   4,856,909
Hillsborough County Aviation Authority, Florida, Revenue
Bonds, Tampa International Airport, Alternative Minimum
Tax Refunding Subordinate Lien Series 2022A:
2,300 5.000%, 10/01/25, (AMT) No Opt. Call Aa3 2,401,062
3,080 5.000%, 10/01/26, (AMT) No Opt. Call Aa3 3,252,203
10,000 Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa
International Airport, Senior Lien Series 2015A, 5.000%, 10/01/44,
(Pre-refunded 10/01/24), (AMT)
10/24 at 100.00 AA-  (4) 10,268,800
2,000 Jacksonville, Florida, Special Revenue Bonds, Refunding Series 2022A,
5.000%, 10/01/25
No Opt. Call AA   2,119,140
Manatee County School District, Florida, Sales Tax
Revenue Bonds, Series 2017:
3,160 5.000%, 10/01/23 - AGM Insured No Opt. Call AA 3,205,030
2,800 5.000%, 10/01/25 - AGM Insured No Opt. Call AA 2,964,528
2,340 5.000%, 10/01/26 - AGM Insured No Opt. Call AA 2,520,297
2,040 5.000%, 10/01/27 - AGM Insured 4/27 at 100.00 AA 2,207,096
2,975 5.000%, 10/01/28 - AGM Insured 4/27 at 100.00 AA 3,213,238
2,570 5.000%, 10/01/29 - AGM Insured 4/27 at 100.00 AA 2,772,953
4,060 Miami-Dade County Expressway Authority, Florida, Toll System Revenue
Bonds, Refunding Series 2014B, 5.000%, 7/01/23
No Opt. Call A   4,091,100
3,000 Miami-Dade County Industrial Development Authority, Florida, Solid
Waste Revenue Bonds, Waste Management Inc. of Florida Project,
Series 2008, 0.400%, 8/01/23, (AMT)
No Opt. Call A-   2,928,450
2,500 Okeechobee County, Florida, Solid Waste Disposal Revenue Bonds,
Waste Management Inc., Series 2004A, 0.550%, 7/01/39, (Mandatory
Put 7/01/24)
No Opt. Call A-   2,352,200
Orlando, Florida, Tourist Development Tax Revenue
Bonds, 6th Cent Contract Payments, Refunding Senior
Series 2017A:
2,170 5.000%, 11/01/29 - AGM Insured 11/27 at 100.00 AA 2,390,927
9,215 5.000%, 11/01/30 - AGM Insured 11/27 at 100.00 AA 10,141,845

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 2,250 Palm Beach County School Board, Florida, Certificates of Participation,
Series 2022B, 5.000%, 8/01/24
No Opt. Call Aa3   $ 2,322,810
2,485 Pompano Beach, Florida, Revenue Bonds, John Knox Village of Florida
Incorporated Project, Entrance Fee 2021B-2, 1.450%, 1/01/27
No Opt. Call BBB   2,176,736
575 Port Saint Lucie, Florida, Utility System Revenue Bonds, Refunding Series
2014, 5.000%, 9/01/23
No Opt. Call AA   582,814
South Miami Health Facilities Authority, Florida, Hospital
Revenue Bonds, Baptist Health Systems of South Florida
Obligated Group, Refunding Series 2017:
1,795 5.000%, 8/15/23 No Opt. Call AA- 1,816,576
2,210 5.000%, 8/15/24 No Opt. Call AA- 2,281,692
5,500 5.000%, 8/15/25 No Opt. Call AA- 5,753,550
5,780 Tampa Bay, Florida, Regional Water Supply Authority, Utility System
Revenue Bonds, Series 2015A, 5.000%, 10/01/26
10/25 at 100.00 AA+   6,102,351
280 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2015-2, 0.000%, 5/01/40 (6)
1/23 at 100.00 N/R   248,018
305 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2015-3, 6.610%, 5/01/40 (7)
1/23 at 100.00 N/R   3
240,895 Total Florida 238,494,447
Georgia - 1.9%
115 Atlanta, Georgia, Airport Passenger Facilities Charge and General
Revenue Bonds, Refunding Subordinate Lien Series 2014A, 5.000%,
1/01/29
1/24 at 100.00 AA-   117,393
5,000 Atlanta, Georgia, Airport Passenger Facilities Charge and General
Revenue Bonds, Subordinate Lien Series 2022D, 5.000%, 7/01/26,
(AMT)
No Opt. Call Aa3   5,262,400
8,390 Columbus Medical Center Hospital Authority, Georgia, Revenue
Anticipation Certificates, Piedmont Health, Series 2019B, 5.000%,
7/01/54, (Mandatory Put 7/01/29)
1/29 at 100.00 AA-   9,156,846
4,040 Fayette County Hospital Authority, Georgia, Revenue Anticipation
Certificates, Piedmont Healthcare, Inc. Project, Series 2019A, 5.000%,
7/01/54, (Mandatory Put 7/01/24)
1/24 at 100.00 AA-   4,104,115
2,885 Georgia Housing and Finance Authority, Single Family Mortgage Bonds,
Series 2020A, 2.750%, 12/01/35
6/29 at 100.00 AAA   2,518,980
2,750 Georgia Housing and Finance Authority, Single Family Mortgage Bonds,
Series 2021A, 2.250%, 12/01/36
12/30 at 100.00 AAA   2,128,363
5,045 Georgia State Road and Tollway Authority, Federal Highway Grant
Anticipation Revenue Bonds, Series 2020, 5.000%, 6/01/24
No Opt. Call AA   5,196,400
24,585 Georgia State, General Obligation Bonds, Refunding Series 2022C,
4.000%, 7/01/24
No Opt. Call AAA   25,054,082
10,750 Georgia State, General Obligation Bonds, Series 2015A, 5.000%,
2/01/24
No Opt. Call AAA   11,002,410
5,035 Georgia State, General Obligation Bonds, Series 2017A, 5.000%,
2/01/32
2/27 at 100.00 AAA   5,507,031
4,590 Georgia State, General Obligation Bonds, Tranche 1 Series 2016A,
5.000%, 2/01/25
No Opt. Call AAA   4,812,248
6,050 Georgia State, General Obligation Bonds, Tranche 2 Series 2016A,
5.000%, 2/01/28
2/26 at 100.00 AAA   6,488,746
12,390 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds,
Series 2019B, 4.000%, 8/01/49, (Mandatory Put 12/02/24)
9/24 at 100.43 Aa2   12,392,602

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Georgia (continued)
$ 10,060 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds,
Series 2022A, 4.000%, 9/01/52, (Mandatory Put 12/01/29)
9/29 at 100.28 A3   $ 9,790,392
7,500 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds,
Series 2022B, 5.000%, 12/01/52, (Mandatory Put 6/01/29)
3/29 at 100.24 A3   7,746,750
18,400 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds,
Series 2022C, 4.000%, 8/01/52, (Mandatory Put 11/01/27), 144A
5/27 at 100.81 BBB-   17,306,672
127,585 Total Georgia 128,585,430
Guam - 0.1%
Guam Power Authority, Revenue Bonds, Refunding Series
2022A:
3,125 5.000%, 10/01/23 No Opt. Call BBB 3,154,375
2,365 5.000%, 10/01/24 No Opt. Call BBB 2,421,311
5,490 Total Guam 5,575,686
Hawaii - 0.5%
17,130 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaiian Electric Company, Inc. and Subsidiary Projects, Series
2017A, 3.100%, 5/01/26, (AMT)
No Opt. Call A-   16,741,320
10,490 HAWAIIAN ELECTRIC COMPANY INC. and Its Subsidiaries, Special
Purpose Revenue Bonds, Department of Budget and Finance of the
State of Hawaii, Series 2015, 3.250%, 1/01/25, (AMT)
No Opt. Call A-   10,365,799
5,865 Honolulu City and County, Hawaii, General Obligation Bonds, Refunding
Series 2017D, 5.000%, 9/01/30
9/27 at 100.00 Aa1   6,462,233
2,170 Honolulu City and County, Hawaii, Wastewater System Revenue Bonds,
First Bond Resolution, Refunding Senior Series 2015B, 5.000%,
7/01/26
7/25 at 100.00 Aa2   2,290,196
35,655 Total Hawaii 35,859,548
Idaho - 0.6%
Idaho Health Facilities Authority, Revenue Bonds, Saint
Luke's Health System Project, Series 2018A:
4,500 5.000%, 3/01/25 No Opt. Call A 4,667,355
6,020 5.000%, 3/01/26 No Opt. Call A 6,335,147
4,320 5.000%, 3/01/27 No Opt. Call A 4,594,839
4,815 5.000%, 3/01/29 9/28 at 100.00 A 5,185,851
4,880 5.000%, 3/01/31 9/28 at 100.00 A 5,251,026
12,935 Nez Perce County, Idaho, Pollution Control Revenue Bonds, Potlatch
Corporation Project, Refunding Series 2016, 2.750%, 10/01/24
No Opt. Call BBB-   12,718,339
37,470 Total Idaho 38,752,557
Illinois - 6.2%
Adams County School District 172, Quincy, Illinois,
General Obligation Bonds, Series 2016:
1,290 5.000%, 2/01/25 - AGM Insured No Opt. Call AA 1,345,277
1,455 5.000%, 2/01/27 - AGM Insured 2/26 at 100.00 AA 1,551,277
Chanpaign County Community Unit School District 4,
Illinois, General Obligation Bonds, School Building Series
2020A:
445 0.000%, 1/01/23 No Opt. Call AA 445,000
550 0.000%, 1/01/26 No Opt. Call AA 497,227
780 0.000%, 1/01/27 No Opt. Call AA 680,285
585 0.000%, 1/01/28 No Opt. Call AA 492,143
19,250 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017B, 6.750%, 12/01/30,
144A
12/27 at 100.00 BB   21,309,557

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Refunding Series 2019A:
$ 1,065 0.000%, 12/01/25 No Opt. Call BB+ $ 949,501
1,455 0.000%, 12/01/26 No Opt. Call BB+ 1,243,210
3,250 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2021B, 5.000%, 12/01/31
12/30 at 100.00 BB+   3,334,500
Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Refunding Senior Lien Series
2022C:
2,000 5.000%, 1/01/24 No Opt. Call A+ 2,027,440
1,250 5.000%, 1/01/25 No Opt. Call A+ 1,286,662
2,475 5.000%, 1/01/26 No Opt. Call A+ 2,578,109
2,500 Chicago, Illinois, General Obligation Bonds, Chicago Works Series
2023A, 5.000%, 1/01/34 (WI/DD, Settling 1/09/23)
1/32 at 100.00 BBB+   2,621,575
Chicago, Illinois, General Obligation Bonds, Refunding
Series 2016C:
4,365 5.000%, 1/01/23, (ETM) No Opt. Call BBB+ (4) 4,365,000
1,910 5.000%, 1/01/23, (ETM) No Opt. Call N/R (4) 1,910,000
7,725 5.000%, 1/01/24 No Opt. Call BBB+ 7,808,816
4,260 5.000%, 1/01/25 No Opt. Call BBB+ 4,343,539
1,970 5.000%, 1/01/26 No Opt. Call BBB+ 2,024,411
Cook County High School District 212 Leyden, Illinois,
General Obligation Bonds, Limited Tax Series 2016C:
1,025 5.000%, 12/01/23 No Opt. Call AA 1,041,707
1,825 5.000%, 12/01/25 12/24 at 100.00 AA 1,894,332
2,100 Cook County, Illinois, General Obligation Bonds, Refunding Series
2021B, 4.000%, 11/15/24
No Opt. Call AA-   2,129,673
Cook County, Illinois, General Obligation Bonds,
Refunding Series 2022A:
10,000 5.000%, 11/15/24 No Opt. Call AA- 10,323,900
5,020 5.000%, 11/15/25 No Opt. Call AA- 5,292,084
DuPage County School District 58 Downers Grove,
Illinois, General Obligation Bonds, Limited Tax Capital
Appreciation School Series 2018:
980 0.000%, 12/15/26 No Opt. Call N/R 852,404
20 0.000%, 12/15/26, (ETM) No Opt. Call N/R (4) 17,910
1,050 0.000%, 12/15/27 No Opt. Call Aa1 880,268
8,080 Grundy, Kendall, and Will Counties Community Consolidated School
District 201, Minooka, Illinois, General Obligation Bonds, Refunding
School Series 2019, 3.000%, 10/15/27
10/26 at 100.00 AA-   8,106,583
20,800 Illinois Development Finance Authority, Revenue Bonds, St Vincent de
Paul Center Project, Series 2000A, 2.450%, 11/15/39, (Mandatory Put
3/03/26)
No Opt. Call AA+   20,332,832
11,300 Illinois Finance Authority, Midwestern Disaster Area Industrial
Development Revenue Bonds, Cargill, Incorporated Project, Series
2012, 1.250%, 11/01/38, (Mandatory Put 11/01/26)
No Opt. Call A   10,397,356
3,170 Illinois Finance Authority, Revenue Bonds, Advocate Health Care
Network, Series 2008A-1, 4.000%, 11/01/30
No Opt. Call AA   3,203,792
4,040 Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence
Health Network, Series 2016C, 5.000%, 2/15/23
No Opt. Call AA+   4,047,353
Illinois Finance Authority, Revenue Bonds, Centegra
Health System, Series 2014A:
620 5.000%, 9/01/23, (ETM) No Opt. Call AA+ (4) 628,141
2,240 5.000%, 9/01/24, (ETM) No Opt. Call N/R (4) 2,318,915
865 5.000%, 9/01/25, (Pre-refunded 9/01/24) 9/24 at 100.00 N/R (4) 895,474

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
Illinois Finance Authority, Revenue Bonds, Northwest
Community Hospital, Refunding Series 2016A:
$ 1,060 5.000%, 7/01/23, (ETM) No Opt. Call Aa3 (4) $ 1,070,558
995 5.000%, 7/01/24, (ETM) No Opt. Call Aa3 (4) 1,026,959
9,940 Illinois Finance Authority, Revenue Bonds, OSF Healthcare System,
Series 2020B-2, 5.000%, 5/15/50, (Mandatory Put 11/15/26)
5/26 at 100.00 A+   10,482,326
1,010 Illinois FInance Authority, Revenue Bonds, Southern Illinois Healthcare
Enterprises, Inc., Refunding Series 2017C, 5.000%, 3/01/25
No Opt. Call AA-   1,047,562
Illinois Finance Authority, Revenue Bonds, Swedish
Covenant Hospital, Series 2016A:
1,075 5.000%, 8/15/24, (ETM) No Opt. Call N/R (4) 1,110,787
2,000 5.000%, 8/15/25, (ETM) No Opt. Call N/R (4) 2,112,140
3,000 5.000%, 8/15/26, (ETM) No Opt. Call N/R (4) 3,232,350
1,000 Illinois Finance Authority, Revenue Bonds, University of Chicago
Medicine, Series 2022A, 5.000%, 8/15/52, (Mandatory Put 8/15/27)
5/27 at 100.00 AA-   1,077,860
7,080 Illinois Finance Authority, Revenue Bonds, University of Chicago
Medicine, Series 2022B-1, 5.000%, 8/15/52, (Mandatory Put 8/15/25)
5/25 at 100.00 AA-   7,391,308
3,265 Illinois Finance Authority, Revenue Bonds, University of Chicago, Series
2021A, 5.000%, 10/01/25
No Opt. Call AA+   3,464,851
4,900 Illinois Finance Authority, Water Facilities Revenue Bonds, American
Water Capital Corporation Project, Refunding Series 2020, 0.700%,
5/01/40, (Mandatory Put 9/01/23)
No Opt. Call A   4,806,263
17,530 Illinois Housing Development Authority, Multifamily Housing Revenue
Bonds, 835 Wilson, Series 2022, 3.375%, 6/01/25, (Mandatory Put
6/01/24)
6/24 at 100.00 Aaa   17,406,413
10,135 Illinois Housing Development Authority, Revenue Bonds, Green Series
2021B, 1.950%, 10/01/36
4/30 at 100.00 Aaa   7,652,432
2,650 Illinois Municipal Electric Agency, Power Supply System Revenue Bonds,
Refunding Series 2015A, 5.000%, 2/01/25
No Opt. Call AA-   2,763,552
5,000 Illinois State, General Obligation Bonds, December Series 2017A,
5.000%, 12/01/24
No Opt. Call BBB   5,098,150
Illinois State, General Obligation Bonds, November
Series 2017D:
29,610 5.000%, 11/01/23 No Opt. Call BBB+ 29,919,424
4,475 5.000%, 11/01/24 No Opt. Call BBB+ 4,560,651
1,330 5.000%, 11/01/25 No Opt. Call BBB+ 1,363,689
7,300 3.250%, 11/01/26 No Opt. Call BBB+ 7,079,540
15,235 5.000%, 11/01/26 No Opt. Call BBB+ 15,709,418
20,670 5.000%, 11/01/27 No Opt. Call BBB+ 21,375,054
6,225 5.000%, 11/01/28 11/27 at 100.00 BBB 6,404,467
5,000 Illinois State, General Obligation Bonds, November Series 2019B,
5.000%, 11/01/30
11/29 at 100.00 BBB+   5,142,200
10,610 Illinois State, General Obligation Bonds, October Series 2016, 5.000%,
2/01/28
2/27 at 100.00 BBB+   10,908,459
Illinois State, General Obligation Bonds, Refunding
March Series 2021C:
7,500 4.000%, 3/01/23 No Opt. Call BBB+ 7,504,425
3,300 4.000%, 3/01/24 No Opt. Call BBB+ 3,309,108
3,860 Illinois State, General Obligation Bonds, Series 2013, 5.500%, 7/01/25 7/23 at 100.00 BBB+   3,893,582
3,750 Illinois State, General Obligation Bonds, Series 2022B, 5.000%, 3/01/25 No Opt. Call BBB+   3,829,687
230 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding
Senior Lien Series 2016A, 5.000%, 12/01/32
1/26 at 100.00 AA-   242,770

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 11,970 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2014D, 5.000%, 1/01/24
No Opt. Call AA-   $ 12,216,343
6,000 Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2001,
6.000%, 11/01/26 - FGIC Insured
No Opt. Call BBB+   6,273,840
Joliet, Illinois, Waterworks and Sewer Revenue Bonds,
Senior Lien Anticipation Notes Series 2022:
5,000 5.000%, 1/01/24 No Opt. Call N/R 5,060,300
5,000 5.000%, 1/01/25 No Opt. Call N/R 5,154,400
Kane County Community Unit School District 304
Geneva, Illinois, General Obligation Bonds, Refunding
Series 2016:
2,630 5.000%, 1/01/26 No Opt. Call AA+ 2,795,690
5,180 5.000%, 1/01/27 1/26 at 100.00 AA+ 5,523,227
LaSalle and Bureau Counties High School District 120
LaSalle-Peru, Illinois, General Obligation Bonds, School
Building Series 2017:
1,085 5.000%, 12/01/23 - BAM Insured No Opt. Call AA 1,102,490
1,235 5.000%, 12/01/26 - BAM Insured No Opt. Call AA 1,332,726
LaSalle County, Illinois, General Obligation Bonds, Self-
Insurance Series 2019:
1,495 4.000%, 12/01/25 No Opt. Call Aa2 1,543,423
1,770 4.000%, 12/01/26 No Opt. Call Aa2 1,845,703
350 Madison, Macoupin, Jersey, Calhoun, Morgan, Scott, and Greene
Counties Community College District 536, Illinois, General Obligation
Bonds, Lewis & Clark Community College, Refunding Series 2020,
4.000%, 5/01/23 - AGM Insured
No Opt. Call AA   350,679
Metropolitan Pier and Exposition Authority, Illinois,
McCormick Place Expansion Project Bonds, Series 2017B:
775 5.000%, 12/15/25 No Opt. Call A- 792,616
1,925 5.000%, 12/15/26 No Opt. Call A- 1,981,903
360 5.000%, 12/15/27 No Opt. Call A- 372,654
1,945 5.000%, 12/15/28 12/27 at 100.00 A- 2,004,984
650 5.000%, 12/15/30 12/27 at 100.00 A- 669,188
326 Montgomery, Illinois, Lakewood Creek Project Special Assessment
Bonds, Series 2018, 2.850%, 3/01/24 - BAM Insured
No Opt. Call AA   324,204
North Barrington, Lake County, Illinois, Special Tax Bonds,
Special Service Area 19, Refunding Series 2019:
1,000 4.000%, 2/01/33 - BAM Insured 2/28 at 100.00 AA 1,045,350
1,000 4.000%, 2/01/36 - BAM Insured 2/28 at 100.00 AA 1,010,290
1,895 4.000%, 2/01/40 - BAM Insured 2/28 at 100.00 AA 1,906,635
2,010 4.000%, 2/01/44 - BAM Insured 2/28 at 100.00 AA 1,960,655
Northern Illinois University, Auxiliary Facilities System
Revenue Bonds, Series 2021:
325 5.000%, 10/01/25 - BAM Insured No Opt. Call AA 340,236
250 5.000%, 10/01/26 - BAM Insured No Opt. Call AA 264,247
Railsplitter Tobacco Settlement Authority, Illinois, Tobacco
Settlement Revenue Bonds, Series 2017:
2,310 5.000%, 6/01/23 No Opt. Call A 2,327,025
2,605 5.000%, 6/01/24 No Opt. Call A 2,673,329
6,045 5.000%, 6/01/25 No Opt. Call A 6,324,762

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
Round Lake, Lake County, Illinois, Special Tax Bonds,
Lakewood Grove Special Service Areas 1, 3 & 4,
Refunding Series 2017:
$ 1,133 3.200%, 3/01/24 - BAM Insured No Opt. Call AA $ 1,130,133
1,000 3.300%, 3/01/25 - BAM Insured No Opt. Call AA 1,005,500
1,258 3.450%, 3/01/26 - BAM Insured No Opt. Call AA 1,273,650
1,218 3.600%, 3/01/28 - BAM Insured 3/27 at 100.00 AA 1,242,409
Sales Tax Securitization Corporation, Illinois, Sales Tax
Securitzation Bonds, Second Lien Series 2020A:
4,500 5.000%, 1/01/25 No Opt. Call AA- 4,667,130
5,870 5.000%, 1/01/26 No Opt. Call AA- 6,193,144
2,365 5.000%, 1/01/28 No Opt. Call AA- 2,539,324
Southwestern Illinois Development Authority, Health
Facility Revenue Bonds, Hospital Sisters Services, Inc.
Obligated Group, Series 2017A:
2,725 5.000%, 2/15/26 No Opt. Call A+ 2,865,774
3,655 5.000%, 2/15/27 No Opt. Call A+ 3,895,389
6,820 Winnebago-Boone Counties School District 205 Rockford, Illinois,
General Obligation Bonds, Series 2013, 0.000%, 2/01/23
No Opt. Call AA-   6,800,904
417,130 Total Illinois 422,972,494
Indiana - 3.1%
Crown Point Multi-School Building Corporation, Indiana,
First Mortgage Bonds, Crown Point Community School
Corporation, Series 2021:
3,000 5.000%, 7/15/25 No Opt. Call AA+ 3,162,870
3,015 5.000%, 1/15/26 No Opt. Call AA+ 3,211,789
12,430 Indiana Finance Authority, Environmental Facilities Revenue Bonds,
Indianapolis Power & Light Company Project, Refunding Series 2020A,
0.950%, 12/01/38, (AMT), (Mandatory Put 4/01/26)
No Opt. Call A2   10,894,895
4,500 Indiana Finance Authority, Environmental Facilities Revenue Bonds,
Indianapolis Power & Light Company Project, Refunding Series 2021B,
0.650%, 8/01/25
No Opt. Call A2   4,118,400
32,500 Indiana Finance Authority, Environmental Improvement Revenue Bonds,
Fulcrum CenterPoint, LLC Project, Series 2022, 4.500%, 12/15/46,
(AMT), (Mandatory Put 11/15/23)
5/23 at 100.00 Aaa   32,482,125
1,100 Indiana Finance Authority, Environmental Improvement Revenue Bonds,
United States Steel Corporation Project, Refunding Series 2021A,
4.125%, 12/01/26
No Opt. Call BB-   1,075,690
Indiana Finance Authority, Environmental Revenue
Bonds, Duke Energy Indiana, Inc. Project, Refunding
Series 2009A-1:
5,750 3.750%, 3/01/31, (AMT), (Mandatory Put 6/01/27) No Opt. Call A2 5,822,450
7,255 4.500%, 5/01/35, (AMT), (Mandatory Put 6/01/32) 6/27 at 100.00 A2 7,346,123
13,560 Indiana Finance Authority, Hospital Revenue Bonds, Indiana Unversity
Health Obligation Group, Long Term Rate Series 2019B, 2.250%,
12/01/58, (Mandatory Put 7/01/25)
1/25 at 100.00 AA   13,233,340
8,000 Indiana Finance Authority, Hospital Revenue Bonds, Indiana Unversity
Health Obligation Group, Refunding Series 2011M, 0.700%, 12/01/46,
(Mandatory Put 1/01/26)
6/25 at 100.00 AA   7,446,640
145 Indiana Finance Authority, Hospital Revenue Bonds, Major Hospital
Project, Series 2014A, 5.000%, 10/01/23, (ETM)
No Opt. Call N/R  (4) 147,152
5,680 Indiana Finance Authority, Provate Activity Bonds, Ohio River Bridges
East End Crossing Project, Series 2013A, 5.000%, 7/01/48, (Pre-
refunded 7/01/23), (AMT)
7/23 at 100.00 N/R  (4) 5,722,714

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Indiana (continued)
$ 2,095 Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA
Authority Project, Refunding First Lien Series 2021-1, 5.000%,
10/01/25
No Opt. Call AA   $ 2,224,953
Indiana Finance Authority, Wastewater Utility Revenue
Bonds, CWA Authority Project, Refunding Forward
Delivery Series 2022A:
1,500 5.000%, 10/01/26 No Opt. Call AA 1,624,455
1,600 5.000%, 10/01/27 No Opt. Call AA 1,764,112
Indiana Finance Authority, Wastewater Utility Revenue
Bonds, CWA Authority Project, Series 2015A:
830 5.000%, 10/01/23 No Opt. Call AA 842,624
1,000 5.000%, 10/01/24 No Opt. Call AA 1,038,230
1,800 5.000%, 10/01/25 10/24 at 100.00 AA 1,860,732
1,250 5.000%, 10/01/26 10/24 at 100.00 AA 1,291,100
850 5.000%, 10/01/27 10/24 at 100.00 AA 877,506
Indiana Health Facility Financing Authority, Revenue
Bonds, Ascension Health, Series 2011A-2:
9,930 2.000%, 11/15/36, (Mandatory Put 2/01/23) No Opt. Call AA+ 9,920,567
70 2.000%, 11/15/36, (Pre-refunded 2/01/23) 2/23 at 100.00 N/R (4) 69,932
3,520 Indiana Housing and Community Development Authority, Single Family
Mortgage Revenue Bonds, Series 2020B-1, 1.950%, 7/01/35
7/29 at 100.00 Aaa   2,620,675
1,250 Indiana Housing and Community Development Authority, Single Family
Mortgage Revenue Bonds, Series 2021A, 1.900%, 7/01/36
7/30 at 100.00 Aaa   911,912
2,590 Indiana Housing and Community Development Authority, Single Family
Mortgage Revenue Bonds, Social PAC Series 2021B, 1.900%, 7/01/36
7/30 at 100.00 Aaa   1,889,483
8,000 Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks
Project, Series 2007B, 5.250%, 7/01/24 - NPFG Insured
No Opt. Call AA   8,264,640
10,785 Indianapolis, Indiana, Gas Utility Distribution System Revenue Bonds,
Refunding 2nd Lien Series 2017A, 5.000%, 8/15/25
No Opt. Call AA   11,407,294
Indianapolis, Indiana, Thermal Energy System Revenue
Bonds, Refunding First Lien Series 2014A:
710 5.000%, 10/01/23 No Opt. Call A+ 720,437
465 5.000%, 10/01/24 No Opt. Call A+ 482,456
545 5.000%, 10/01/25 10/24 at 100.00 A+ 565,650
830 5.000%, 10/01/26 10/24 at 100.00 A+ 861,158
10,000 Indianapolis, Indiana, Thermal Energy System Revenue Bonds,
Refunding First Lien Series 2016A, 5.000%, 10/01/23
No Opt. Call A+   10,147,000
5,605 Mount Vernon, Indiana, Environmental Improvement Revenue Bonds,
Southern Indiana Gas and Electric Company Project, Refunding Series
2015, 0.875%, 9/01/55, (AMT), (Mandatory Put 9/01/23)
No Opt. Call A1   5,509,827
3,000 Rockport, Indiana, Pollution Control Revenue Bonds, AEP Generating
Company Project, Refunding Series 1995A, 3.125%, 7/01/25
No Opt. Call A-   2,949,720
12,000 Rockport, Indiana, Pollution Control Revenue Refunding Bonds, Indiana
Michigan Power Company Project, Series 2008D, 0.750%, 4/01/25
No Opt. Call A   11,062,920
13,020 Rockport, Indiana, Pollution Control Revenue Refunding Bonds, Indiana
Michigan Power Company, Series 2002A, 2.750%, 6/01/25
No Opt. Call A-   12,949,822
1,595 Vanderburgh County,Indiana, Redevelopment District Tax Increment
Revenue bonds, Refunding Series 2014, 4.000%, 2/01/24
No Opt. Call A   1,608,589
3,685 Warrick County, Indiana, Environmental Improvement Revenue Bonds,
Southern Indiana Gas and Electric Company, Series 2015, 0.875%,
9/01/55, (AMT), (Mandatory Put 9/01/23)
No Opt. Call A1   3,622,429
10,510 Whiting, Indiana, Environmental Facilities Refunding Revenue Bonds, BP
Products North America Inc. Project, Refundng Series 2019A, 5.000%,
12/01/44, (AMT), (Mandatory Put 6/05/26)
No Opt. Call A2   10,768,126

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Indiana (continued)
$ 10,970 Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products
North America Inc. Project, Series 2016A, 5.000%, 3/01/46, (AMT),
(Mandatory Put 3/01/23)
No Opt. Call A2   $ 10,984,809
216,940 Total Indiana 213,505,346
Iowa - 0.5%
2,575 Des Moines Metropolitan Wastewater Reclamation Authority, Iowa,
Sewer Revenue Bonds, Refunding Series 2021A, 5.000%, 6/01/25
No Opt. Call AA   2,714,436
Des Moines, Iowa, General Obligation Bonds, Series
2021F:
4,385 5.000%, 6/01/24 No Opt. Call AA+ 4,519,663
4,610 5.000%, 6/01/25 No Opt. Call AA+ 4,865,164
5,900 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Iowa Fertilizer Company Project, Refunding Series 2022, 4.000%,
12/01/50, (Mandatory Put 12/01/32)
12/29 at 103.00 BBB-   5,656,920
3,000 Iowa Finance Authority, Single Family Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Green Series 2021A, 1.850%,
7/01/35
7/30 at 100.00 AAA   2,277,390
2,220 Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Series
2019D, 2.450%, 7/01/34
1/29 at 100.00 AAA   1,885,268
2,545 Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Series
2020A, 2.500%, 1/01/35
7/29 at 100.00 AAA   2,169,282
3,000 Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Social
Series 2021B, 2.000%, 7/01/36
7/30 at 100.00 AAA   2,295,150
1,955 Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Social
Series 2021D, 2.000%, 7/01/36
1/31 at 100.00 AAA   1,495,673
3,150 West Des Moines, Iowa, General Obligation Bonds, Urban Renewal
Series 2021B, 5.000%, 6/01/24
No Opt. Call AAA   3,247,618
33,340 Total Iowa 31,126,564
Kansas - 0.7%
9,610 Bel Aire, Kansas, General Obligation Bonds, Temporary Notes Series
2021B, 0.375%, 12/01/24
12/23 at 100.00 N/R   8,917,695
5,000 Burlington, Kansas, Environmental Improvement Revenue Bonds,
Kansas City Power and Light Company Project, Refunding Series
1993B, 2.950%, 12/01/23
4/23 at 101.00 A+   4,976,750
5,000 City of Leawood. Kansas, General Obligation Temporary Notes, Series
2022-1, 3.000%, 9/01/23
No Opt. Call N/R   4,998,050
10,345 Kansas Development Finance Authority, Hospital Revenue Bonds,
Advent Health Obligated Group, Series 2021B, 5.000%, 11/15/54,
(Mandatory Put 11/15/31)
No Opt. Call AA   11,465,157
20,000 Olathe, Kansas, General Obligation Bonds, Temporary Notes Series
2022A, 5.000%, 8/01/23
No Opt. Call N/R   20,230,000
49,955 Total Kansas 50,587,652
Kentucky - 2.7%
7,750 Boone County, Kentucky, Collateralized Pollution Control Revenue
Bonds, Duke Energy Kentucky, Refunding Series 2008A, 3.700%,
8/01/27
6/27 at 100.00 BBB+   7,643,902
6,050 Carroll County, Kentucky, Environmental Facilities Revenue Bonds,
Kentucky Utilities Company Project, Series 2004A, 1.750%, 10/01/34,
(AMT), (Mandatory Put 9/01/26)
No Opt. Call A1   5,449,296

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Kentucky (continued)
$ 30,000 Carroll County, Kentucky, Pollution Control Revenue Bonds, Kentucky
Utilities Company Project, Refunding Series 2016A, 1.550%, 9/01/42,
(Mandatory Put 9/01/26)
No Opt. Call A1   $ 27,299,100
2,295 Kentucky Asset/Liability Commission, General Fund Revenue Project
Notes, Refunding Series 2021A, 5.000%, 11/01/24
No Opt. Call A1   2,384,941
Kentucky Economic Development Finance Authority,
Hospital Revenue Bonds, Owensboro Health, Refunding
Series 2017A:
6,000 5.000%, 6/01/24 No Opt. Call Baa2 6,129,900
4,200 5.000%, 6/01/25 No Opt. Call Baa2 4,352,754
3,350 Louisville and Jefferson County Metropolitan Government Board of
Water Works, Kentucky, Water System Revenue Bonds, Refunding
Series 2022, 5.000%, 11/15/25
No Opt. Call AAA   3,567,616
4,000 Louisville-Jefferson County Metropolitan Government, Kentucky,
Pollution Control Revenue Bonds, Louisville Gas and Electric Company
Project, Series 2001A, 0.900%, 9/01/26
No Opt. Call A1   3,645,840
8,000 Louisville-Jefferson County Metropolitan Government, Kentucky,
Pollution Control Revenue Bonds, Louisville Gas and Electric Company
Project, Series 2001B, 1.350%, 11/01/27, (AMT)
No Opt. Call A1   7,024,080
18,070 Louisville-Jefferson County Metropolitan Government, Kentucky,
Pollution Control Revenue Bonds, Louisville Gas and Electric Company
Project, Series 2005A, 1.750%, 2/01/35, (Mandatory Put 7/01/26)
No Opt. Call A1   16,995,196
24,685 Northern Kentucky Water District, Revenue Bonds, Bond Anticipation
Note Series 2021A, 0.375%, 2/01/23
1/23 at 100.00 N/R   24,610,945
Northern Kentucky Water District, Revenue Bonds,
Refunding Series 2021B:
4,675 4.000%, 2/01/24 No Opt. Call Aa2 4,733,157
4,865 4.000%, 2/01/25 No Opt. Call Aa2 4,984,436
3,565 Oldham County School District Finance Corporation, Kentucky, School
Building Revenue Bonds, Refunding Second Series 2016, 4.000%,
9/01/27
No Opt. Call A1   3,722,359
2,545 Owen County, Kentucky, Water Facilities Revenue Bonds, Kentucky-
American Water Company Project, Refunding Series 2020, 0.700%,
6/01/40, (Mandatory Put 9/01/23)
No Opt. Call A   2,496,314
7,675 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2018A, 4.000%, 4/01/48, (Mandatory Put 4/01/24)
1/24 at 100.37 A1   7,662,413
12,045 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2018B, 4.000%, 1/01/49, (Mandatory Put 1/01/25)
10/24 at 100.24 A2   11,959,240
2,095 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2018C-1, 4.000%, 12/01/49, (Mandatory Put 6/01/25)
3/25 at 100.19 A1   2,076,124
3,155 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2019C-1, 4.000%, 2/01/50, (Mandatory Put 2/01/28)
11/27 at 100.47 A1   3,093,698
3,075 Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville
Gas and Electric Company Project, Series 2001A, 0.625%, 9/01/26
No Opt. Call A1   2,745,483
10,200 Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville
Gas and Electric Company Project, Series 2001B, 1.350%, 11/01/27,
(AMT)
No Opt. Call A1   9,098,298
21,345 Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville
Gas and Electric Company Project, Series 2016A, 1.300%, 9/01/44,
(AMT), (Mandatory Put 9/01/27)
No Opt. Call A1   18,015,607

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Kentucky (continued)
$ 1,735 Warren County, Kentucky, Hospital Revenue Bonds, Bowling Green-
Warren County Community Hospital Corporation, Refunding Series
2013, 5.000%, 4/01/23, (ETM)
No Opt. Call AA-  (4) $ 1,743,432
191,375 Total Kentucky 181,434,131
Louisiana - 4.2%
17,500 Lake Charles Harbor and Terminal District, Louisiana, Revenue Bonds,
Big Lake Fuels LLC, Series 2021, 1.000%, 12/01/51, (AMT), (Mandatory
Put 12/01/24)
No Opt. Call A3   16,423,050
Louisiana Citizens Property Insurance Corporation,
Assessment Revenue Bonds, Refunding Series 2016A:
33,435 5.000%, 6/01/23 No Opt. Call A1 33,697,799
9,040 5.000%, 6/01/24 No Opt. Call A1 9,259,582
845 Louisiana Housing Corporation, Single Family Mortgage Revenue
Bonds, Home Ownership Program, Series 2021D, 2.100%, 12/01/36
6/30 at 100.00 Aaa   659,751
Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue
Bonds, Womans Hospital Foundation Project, Refunding
Series 2017A:
1,825 5.000%, 10/01/23 No Opt. Call A 1,847,119
1,105 5.000%, 10/01/24 No Opt. Call A 1,136,968
3,000 4.000%, 10/01/25 No Opt. Call A 3,065,700
2,245 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, East Baton Rouge Parish
Road Improvements Project, Series 2015, 5.000%, 8/01/24
No Opt. Call AA   2,319,040
24,410 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, Westlake Chemical
Corporation Projects, Refunding Series 2017, 3.500%, 11/01/32
11/27 at 100.00 BBB   22,819,933
6,070 Louisiana Offshore Terminal Authority, Deepwater Port Revenue Bonds,
Loop LLC Project, Series 2007A, 1.650%, 9/01/27, (Mandatory Put
12/01/23)
No Opt. Call A3   5,971,909
7,025 Louisiana Offshore Terminal Authority, Deepwater Port Revenue Bonds,
Loop LLC Project, Series 2013A, 1.650%, 9/01/33, (Mandatory Put
12/01/23)
No Opt. Call A3   6,911,476
22,100 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Ochsner
Clinic Foundation Project, Series 2020B, 5.000%, 5/15/50, (Mandatory
Put 5/15/25)
11/24 at 102.04 A   22,887,644
29,815 Louisiana Public Facilities Authority, Hospital Revenue Bonds, Louisiana
Children's Medical Center Hospital, Series 2015A-1. Fixed Rate Mode,
5.000%, 6/01/45, (Mandatory Put 6/01/25)
No Opt. Call A+   30,983,450
7,165 Louisiana Public Facilities Authority, Hospital Revenue Bonds, Louisiana
Children's Medical Center Hospital, Series 2015A-3. Term Rate Mode,
5.000%, 6/01/45, (Mandatory Put 6/01/23)
No Opt. Call A+   7,201,756
Louisiana Public Facilities Authority, Revenue Bonds,
University of New Orleans Research and Technology
Foundation, Inc.- Student Housing Project, Refunding
Series 2014:
1,445 5.000%, 9/01/23 - AGM Insured, (ETM) No Opt. Call AA (4) 1,463,019
1,565 5.000%, 9/01/24 - AGM Insured, (ETM) No Opt. Call AA (4) 1,617,553
2,020 Louisiana Stadium and Exposition District, Revenue Bonds, Bond
Anticipation Notes Series 2020, 5.000%, 7/03/23
1/23 at 100.00 BBB+   2,022,141
Louisiana Stadium and Exposition District, Revenue
Refunding Bonds, Senior Lien Series 2013A:
7,265 5.000%, 7/01/26 7/23 at 100.00 A2 7,315,347
1,345 5.000%, 7/01/29 7/23 at 100.00 A2 1,352,814

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Louisiana (continued)
Louisiana State, Gasoline and Fuels Tax Revenue Bonds,
Refunding Second Lien Series 2017C:
$ 2,645 5.000%, 5/01/29 11/27 at 100.00 AA- $ 2,899,740
3,010 5.000%, 5/01/30 11/27 at 100.00 AA- 3,293,181
3,070 5.000%, 5/01/31 11/27 at 100.00 AA- 3,352,041
15,000 Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Refunding
Second Lien Series 2017D-1, 0.600%, 5/01/43, (Mandatory Put
5/01/23)
1/23 at 100.00 Aa3   14,821,800
4,950 New Orleans, Louisiana, General Obligation Bonds, Public Improvement
Series 2021A, 5.000%, 12/01/25
No Opt. Call A+   5,246,851
New Orleans, Louisiana, Sewerage Service Revenue
Bonds, Series 2015:
1,040 5.000%, 6/01/24 No Opt. Call A 1,069,463
675 5.000%, 6/01/26 6/25 at 100.00 A 709,938
2,780 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2008, 6.100%, 6/01/38, (Mandatory Put 6/01/30), 144A
No Opt. Call BB-   2,956,613
3,665 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2011, 5.850%, 8/01/41, (Mandatory Put 6/01/25), 144A
No Opt. Call BB-   3,752,997
19,965 Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil
Corporation Project, Refunding Series 2017A-1, 2.000%, 6/01/37,
(Mandatory Put 4/01/23)
No Opt. Call BBB-   19,843,014
18,555 Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil
Corporation Project, Refunding Series 2017A-2, 2.100%, 6/01/37,
(Mandatory Put 7/01/24)
No Opt. Call BBB-   17,981,465
20,810 Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil
Corporation Project, Refunding Series 2017A-3, 2.200%, 6/01/37,
(Mandatory Put 7/01/26)
No Opt. Call BBB-   19,171,420
10,010 Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil
Corporation Project, Refunding Series 2017B-2, 2.375%, 6/01/37,
(Mandatory Put 7/01/26)
No Opt. Call BBB-   9,262,353
285,395 Total Louisiana 283,316,927
Maine - 0.1%
600 Auburn, Maine, General Obligation Bonds, Edward Little High School
Project, Series 2021, 4.000%, 11/01/23
No Opt. Call AA-   605,478
610 Maine Health and Higher Educational Facilities Authority, Revenue
Bonds, Series 2021A, 5.000%, 7/01/24 - AGM Insured
No Opt. Call AA   628,239
2,950 Maine State Housing Authority, Multifamily Mortgage Purchase Bonds,
Series 2021A, 1.850%, 11/15/36
5/30 at 100.00 AA+   2,202,706
1,165 Maine State Housing Authority, Single Family Mortgage Purchase Bonds,
Series 2020D, 2.300%, 11/15/35
5/29 at 100.00 AA+   935,122
3,000 Maine State Housing Authority, Single Family Mortgage Purchase Bonds,
Series 2021B, 2.050%, 11/15/36
5/30 at 100.00 AA+   2,236,680
2,030 Maine State Housing Authority, Single Family Mortgage Purchase Bonds,
Social Series 2021C, 1.900%, 11/15/36
11/30 at 100.00 AA+   1,517,385
2,000 Maine State Housing Authority, Single Family Mortgage Purchase Bonds,
Social Series 2021D, 2.200%, 11/15/36
11/30 at 100.00 AA+   1,548,060
12,355 Total Maine 9,673,670
Maryland - 1.6%
7,205 Anne Arundel County, Maryland, General Obligation Bonds,
Consolidated General Improvement, Series 2019, 5.000%, 10/01/25
No Opt. Call AAA   7,667,633

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Maryland (continued)
$ 10 Baltimore County, Maryland, Revenue Bonds, Oak Crest Village, Series
2016, 3.250%, 1/01/31
1/26 at 100.00 A   $ 9,479
Baltimore, Maryland, Convention Center Hotel Revenue
Bonds, Refunding Series 2017:
540 5.000%, 9/01/23 No Opt. Call CCC+ 538,148
2,000 5.000%, 9/01/26 No Opt. Call CCC+ 1,989,700
17,825 Howard County, Maryland, General Obligation Bonds, Consolidated
Public Improvement Project, Refunding Series 2017D, 5.000%,
2/15/27
No Opt. Call AAA   19,522,118
5,055 Howard County, Maryland, General Obligation Bonds, Consolidated
Public Improvement Project, Series 2021A, 5.000%, 8/15/25
No Opt. Call AAA   5,363,810
6,820 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2019C, 2.700%, 9/01/34
3/29 at 100.00 Aa1   5,983,254
4,250 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2020A, 2.300%, 9/01/35
3/29 at 100.00 Aa1   3,503,445
4,880 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2020D, 1.950%, 9/01/35
9/29 at 100.00 Aa1   3,672,444
12,000 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2021A, 1.800%, 9/01/36
3/30 at 100.00 Aa1   8,742,720
Maryland Community Development Administration
Department of Housing and Community Development,
Residential Revenue Bonds, Series 2021B:
540 0.200%, 3/01/23 No Opt. Call Aa1 537,300
580 0.250%, 9/01/23 No Opt. Call Aa1 568,626
8,310 1.875%, 9/01/36 3/30 at 100.00 Aa1 6,117,490
12,000 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2021C, 2.200%, 9/01/36
9/30 at 100.00 Aa1   9,281,520
5,235 Maryland Health and HIgher Educational Facilities Authority,  Revenue
Bonds, University of Maryland Medical Systems, Series 2020B-1,
5.000%, 7/01/45, (Mandatory Put 7/01/25)
1/25 at 100.00 A   5,419,167
Maryland Health and Higher Educational Facilities
Authority, Maryland, Revenue Bonds, Meritus Medical
Center, Series 2015:
250 5.000%, 7/01/23 No Opt. Call A 251,550
500 5.000%, 7/01/24 No Opt. Call A 510,105
Maryland Health and HIgher Educational Facilities
Authority, Revenue Bonds, Adventist Healthcare Inc.,
Series 2021:
795 5.000%, 1/01/23 No Opt. Call Baa3 795,000
545 5.000%, 1/01/24 No Opt. Call Baa3 551,044
1,000 Maryland Stadium Authority, Lease Revenue Bonds, Built To Learn,
Series 2022A, 5.000%, 6/01/26
No Opt. Call AA   1,071,260
10,000 Maryland State, General Obligation Bonds, State and Local Facilities
Loan, First Series 2016, 4.000%, 6/01/29
6/24 at 100.00 AAA   10,190,900
4,400 Maryland Transportation Authority, Passenger Facility Charge Revenue
Bonds, Baltimore/Washington Internatonal Thurgood Marshall Airport
Project, Series 2019, 5.000%, 6/01/25, (AMT)
No Opt. Call A+   4,557,960
4,560 Montgomery County, Maryland, General Obligation Bonds,
Consolidated Public Improvement Series 2018A, 5.000%, 11/01/29
11/28 at 100.00 AAA   5,157,725

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Maryland (continued)
$ 9,870 Washington Suburban Sanitary District, Montgomery and Prince
George's Counties, Maryland, General Obligation Bonds,
Consolidated Public Improvement, Refunding Series 2020, 5.000%,
6/01/25
No Opt. Call AAA   $ 10,423,411
119,170 Total Maryland 112,425,809
Massachusetts - 1.4%
7,480 Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds,
Anticipation Note Subordinated Sustainability Series 2021, 4.000%,
5/01/25
No Opt. Call AA   7,714,723
Massachusetts Development Finance Agency Revenue
Bonds, Lawrence General Hospital Issue, Series 2014A:
625 5.000%, 7/01/23 No Opt. Call B- 623,675
735 5.000%, 7/01/24 No Opt. Call B- 729,914
795 5.000%, 7/01/25 7/24 at 100.00 B- 785,142
1,500 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-1, 5.000%, 7/01/25
No Opt. Call A   1,565,025
Massachusetts Development Finance Agency, Revenue
Bonds, CareGroup Issue, Series 2018J-2:
2,780 5.000%, 7/01/29 7/28 at 100.00 A 3,014,159
2,750 5.000%, 7/01/30 7/28 at 100.00 A 2,980,670
2,515 5.000%, 7/01/31 7/28 at 100.00 A 2,720,375
2,100 5.000%, 7/01/32 7/28 at 100.00 A 2,266,152
Massachusetts Development Finance Agency, Revenue
Bonds, Milford Regional Medical Center Issue, Series
2020G:
125 5.000%, 7/15/23, 144A No Opt. Call BB 125,709
130 5.000%, 7/15/24, 144A No Opt. Call BB 132,201
125 5.000%, 7/15/25, 144A No Opt. Call BB 128,209
160 5.000%, 7/15/26, 144A No Opt. Call BB 165,518
170 5.000%, 7/15/27, 144A No Opt. Call BB 176,980
175 5.000%, 7/15/28, 144A No Opt. Call BB 183,122
325 5.000%, 7/15/29, 144A No Opt. Call BB 341,409
220 5.000%, 7/15/30, 144A No Opt. Call BB 231,739
15,000 Massachusetts Development Finance Agency, Revenue Bonds,
Partners HealthCare System Issue, Series 2017S-4, 5.000%, 7/01/38,
(Mandatory Put 1/25/24)
No Opt. Call AA-   15,256,800
815 Massachusetts Development Finance Agency, Revenue Bonds,
Wellforce Issue, Series 2019A, 5.000%, 7/01/23
No Opt. Call BBB+   821,047
2,230 Massachusetts Development Finance Agency, Revenue Bonds, Williams
College, Series 2011N, 0.450%, 7/01/41, (Mandatory Put 7/01/25)
1/25 at 100.00 AA+   2,051,667
2,000 Massachusetts Health and Educational Facilities Authority, Variable Rate
Demand Revenue Bonds, University of Massachusetts Issue, Series
2000A, 2.450%, 11/01/30, (Mandatory Put 4/01/26)
No Opt. Call Aa2   1,964,900
2,130 Massachusetts Housing Finance Agency, Housing Bonds, Series 2019B-
1, 2.750%, 12/01/34
12/28 at 100.00 AA+   1,878,149
1,065 Massachusetts Housing Finance Agency, Housing Bonds, Series 2020A-
3, 0.875%, 12/01/23
1/23 at 100.00 AA+   1,044,754
Massachusetts Housing Finance Agency, Housing Bonds,
Sustainability Green Series 2022A-2:
1,000 2.150%, 6/01/24 6/23 at 100.00 AA+ 983,480
1,000 2.650%, 6/01/26 6/25 at 100.00 AA+ 976,270
7,000 Massachusetts Housing Finance Agency, Housing Bonds, Sustainability
Green Series 2022C-3, 4.000%, 6/01/26
6/25 at 100.00 AA+   7,137,970

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Massachusetts (continued)
$ 4,570 Massachusetts Housing Finance Agency, Housing Bonds, Sustainability
Series 2021B-2, 0.800%, 12/01/25
6/24 at 100.00 AA+   $ 4,166,743
5,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2020-220, 1.950%, 12/01/35
6/30 at 100.00 AA+   3,733,450
1,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2021-221, 2.000%, 12/01/36
6/30 at 100.00 AA+   759,620
2,725 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2021-222, 2.000%, 12/01/36
6/30 at 100.00 AA+   2,136,209
7,385 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2021-223, 2.150%, 12/01/36
12/30 at 100.00 AA+   5,672,197
6,360 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2020E, 5.000%, 11/01/25
No Opt. Call Aa1   6,781,477
14,050 Massachusetts State, General Obligation Bonds, Refunding Series
2015A, 5.000%, 7/01/23
No Opt. Call Aa1   14,195,418
5,000 Quincy, Massachusetts, General Obligation Bonds, Bonds Anticipation
Note Series 2022, 3.750%, 9/15/23
No Opt. Call N/R   5,022,000
101,040 Total Massachusetts 98,466,873
Michigan - 1.6%
Michigan Finance Authority, Hospital Revenue Bonds,
Beaumont-Spectrum Consolidation, Fixed Refunding
Series 2022A:
2,000 5.000%, 4/15/25 No Opt. Call AA 2,093,220
4,000 5.000%, 4/15/26 No Opt. Call AA 4,267,080
2,500 5.000%, 4/15/27 No Opt. Call AA 2,714,200
5,000 Michigan Finance Authority, Hospital Revenue Bonds, Bronson
Healthcare Group, Inc., Series 2019B, 5.000%, 11/15/44, (Mandatory
Put 11/16/26)
5/26 at 100.00 A2   5,312,450
Michigan Finance Authority, Tobacco Settlement Asset-
Backed Bonds, 2007 Sold Tobacco Receipts, Series
2020A-CL-1:
2,000 4.000%, 6/01/23 No Opt. Call A 2,004,240
2,200 5.000%, 6/01/25 No Opt. Call A 2,255,022
2,500 5.000%, 6/01/27 No Opt. Call A 2,599,400
2,450 5.000%, 6/01/29 No Opt. Call A 2,577,620
15,240 Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health
Senior Credit Group, Refunding Series 2010F-1, 4.000%, 11/15/47,
(Mandatory Put 6/01/23)
No Opt. Call AA+   15,246,553
6,750 Michigan Housing Development Authority, Rental Housing Revenue
Bonds, Series 2018A, 3.550%, 10/01/33
10/27 at 100.00 AA   6,638,760
4,385 Michigan Housing Development Authority, Rental Housing Revenue
Bonds, Series 2021A, 0.550%, 4/01/25
1/23 at 100.00 AA   4,122,382
2,500 Michigan Housing Development Authority, Rental Housing Revenue
Bonds, Series 2022A, 3.300%, 4/01/26
4/23 at 100.00 AA   2,496,725
1,805 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Fixed Rate Series 2018C, 3.350%, 12/01/34
6/28 at 100.00 AA+   1,701,519
5,215 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Series 2016A, 3.100%, 12/01/31
6/26 at 100.00 AA+   4,977,144
9,910 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Series 2019B, 2.700%, 12/01/34
12/28 at 100.00 AA+   8,648,754
14,835 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Series 2020C, 2.350%, 12/01/35
6/30 at 100.00 AA+   12,031,630

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Michigan (continued)
$ 6,000 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Social Series 2021A, 1.950%, 12/01/36
12/30 at 100.00 AA+   $ 4,432,620
2,000 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Social Series 2022A, 4.000%, 12/01/37
12/31 at 100.00 AA+   1,910,740
10,255 Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan Program
Series 2020B, 5.000%, 11/15/28
No Opt. Call AA+   11,629,683
Michigan State, Trunk Line Fund Bonds, Rebuilding
Michigan Program, Series 2021A:
45 5.000%, 11/15/24 No Opt. Call AA+ 46,898
620 5.000%, 11/15/25 No Opt. Call AA+ 662,222
7,730 Michigan Strategic Fund, Limited Obligation Revenue Bonds,
Consumers Energy Company Project, Variable Rate Series 2005,
0.875%, 4/01/35, (AMT), (Mandatory Put 10/08/26)
10/21 at 100.00 A-   7,067,926
2,285 Michigan Strategic Fund, Limited Obligation Revenue Bonds, Graphic
Packaging International, LLC Coated Recycled Board Machine
Project, Green Series 2021, 4.000%, 10/01/61, (AMT), (Mandatory Put
10/01/26)
No Opt. Call BB   2,206,990
1,205 Michigan Strategic Fund, Revenue Bonds, Waste Management Inc.,
Series 2001, 0.580%, 8/01/27, (AMT), (Mandatory Put 8/01/24)
No Opt. Call A-   1,130,459
113,430 Total Michigan 108,774,237
Minnesota - 0.9%
17,000 Edina, Minnesota, General Obligation Bonds, Series 2022B, 2.000%,
2/01/25
2/24 at 100.00 AAA   16,478,100
13,040 Minneapolis, Minnesota, General Obligation Bonds, Series 2021,
4.000%, 12/01/25
No Opt. Call AAA   13,553,124
Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding
Subordinate Lien Series 2014A:
1,830 5.000%, 1/01/24 No Opt. Call A+ 1,868,028
10 5.000%, 1/01/25 1/24 at 100.00 A+ 10,215
1,245 Minnesota Housing Finance Agency, Residential Housing Finance
Bonds, Series 2020B, 2.400%, 1/01/35
7/29 at 100.00 AA+   1,096,335
2,235 Minnesota Housing Finance Agency, Residential Housing Finance
Bonds, Series 2020E, 2.250%, 7/01/35
7/29 at 100.00 AA+   1,868,505
4,330 Minnesota Housing Finance Agency, Residential Housing Finance
Bonds, Series 2020I, 1.875%, 7/01/35
1/30 at 100.00 AA+   3,498,380
5,595 Minnesota Housing Finance Agency, Residential Housing Finance
Bonds, Series 2021D, 2.000%, 7/01/36
7/30 at 100.00 AA+   4,479,972
5,045 Minnesota Housing Finance Agency, Residential Housing Finance
Bonds, Series 2021F, 2.000%, 7/01/36
1/31 at 100.00 AA+   3,926,069
8,390 Minnesota Housing Finance Agency, Residential Housing Finance
Bonds, Series 2021H, 2.150%, 7/01/36
1/31 at 100.00 AA+   7,046,090
3,285 Minnesota Housing Finance Agency, Residential Housing Finance
Bonds, Series 2022A, 2.600%, 7/01/37
7/31 at 100.00 AA+   2,715,151
4,315 Minnesota Rural Water Finance Authority, Public Projects Construction
Notes, Series 2022, 2.625%, 12/01/23
1/23 at 100.00 N/R   4,256,747
900 Northern Municipal Power Agency, Minnesota, Electric System Revenue
Bonds, Series 2013A, 5.000%, 1/01/23
No Opt. Call A-   900,000
67,220 Total Minnesota 61,696,716

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Mississippi - 0.7%
$ 7,500 Lowndes County, Mississippi, Solid Waste Disposal and Pollution Control
Revenue Bonds, International Paper Company Project, Refunding
Series 2022, 2.650%, 4/01/37, (Mandatory Put 4/01/27)
4/27 at 100.00 BBB   $ 7,013,400
6,865 Mississippi Business Finance Corporation, Pollution Control Revenue,
Mississippi Power, Series 2002, 3.200%, 9/01/28
3/24 at 100.00 A-   6,775,549
1,000 Mississippi Home Corporation, Single Family Mortgage Revenue Bonds,
Series 2020A, 2.250%, 12/01/35
6/29 at 100.00 Aaa   805,530
615 Mississippi Home Corporation, Single Family Mortgage Revenue Bonds,
Series 2021A, 1.800%, 12/01/35
6/30 at 100.00 Aaa   462,910
9,750 Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds,
Baptist Memorial Healthcare, Refunding Series 2020A-1, 5.000%,
9/01/44, (Mandatory Put 9/01/25)
3/25 at 100.00 BBB+   10,100,805
15,000 Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds,
Baptist Memorial Healthcare, Refunding Series 2020A-2, 3.150%,
9/01/36, (Mandatory Put 8/30/23)
No Opt. Call BBB+   14,948,850
3,680 Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds,
Baptist Memorial Healthcare, Series 2015A, 5.000%, 9/01/24
No Opt. Call BBB+   3,765,707
3,395 Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds,
North Mississippi Health Services, Series 2020-II, 5.000%, 10/01/40,
(Mandatory Put 3/01/27)
12/26 at 100.00 AA   3,553,411
Mississippi State, Gaming Tax Revenue Bonds, Series
2019A:
250 5.000%, 10/15/23 No Opt. Call A+ 253,387
205 5.000%, 10/15/24 No Opt. Call A+ 211,804
1,245 5.000%, 10/15/25 No Opt. Call A+ 1,313,102
49,505 Total Mississippi 49,204,455
Missouri - 1.4%
755 Branson Industrial Development Authority, Missouri, Tax Increment
Revenue Bonds, Branson Shoppes Redevelopment Project, Refunding
Series 2017A, 4.000%, 11/01/23
No Opt. Call N/R   749,187
Jackson County Reorganized School District R-7, Lees
Summit, Missouri, General Obligation Bonds, Refunding
& School Building Series 2020:
7,715 4.000%, 3/01/29 No Opt. Call AA+ 8,231,828
7,600 4.000%, 3/01/30 3/29 at 100.00 AA+ 8,017,696
5,035 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Refunding Series
1998A, 2.900%, 9/01/33
7/27 at 102.00 A   4,703,697
11,000 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Series 1998B,
2.900%, 9/01/33
7/27 at 102.00 A   10,276,200
5,195 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Series 1998C,
2.750%, 9/01/33
6/27 at 102.00 A   4,762,153
1,320 Missouri Health and Educational Facilities Authority, Educational
Facilities Revenue Bonds, Saint Louis College of Pharmacy, Series
2013, 5.000%, 5/01/23
No Opt. Call BBB-   1,326,270
10,065 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, BJC Health System, Series 2021B, 4.000%, 5/01/51,
(Mandatory Put 5/01/26)
No Opt. Call AA   10,376,914

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Missouri (continued)
Missouri Health and Educational Facilities Authority,
Health Facilities Revenue Bonds, SSM Health Care, Series
2022A:
$ 1,150 5.000%, 6/01/25 No Opt. Call AA- $ 1,201,589
1,600 5.000%, 6/01/26 No Opt. Call AA- 1,701,680
1,300 5.000%, 6/01/27 No Opt. Call AA- 1,403,298
755 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series
2019C, 2.500%, 11/01/34
5/29 at 100.00 AA+   686,476
1,075 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series
2021A, 1.950%, 11/01/36
5/30 at 100.00 AA+   849,465
1,890 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series
2021B, 1.800%, 11/01/36
5/30 at 100.00 AA+   1,427,876
Missouri Joint Municipal Electric Utility Commission,
Power Project Revenue Bonds, Plum Point Project,
Refunding Series 2014A:
2,420 5.000%, 1/01/25 No Opt. Call A 2,517,018
5,100 5.000%, 1/01/26 1/25 at 100.00 A 5,303,490
20,000 Missouri Public Utilities Commission, Interim Construction Notes, Series
2022, 0.750%, 8/01/23
1/23 at 100.00 N/R   19,610,600
Saint Charles County Francis Howell School District,
Missouri, General Obligation Bonds, Series 2020:
2,055 4.000%, 3/01/30 3/28 at 100.00 AA 2,165,045
1,480 4.000%, 3/01/31 3/28 at 100.00 AA 1,553,645
1,085 Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis
International Airport, Refunding Series 2015, 5.000%, 7/01/23
No Opt. Call A2   1,095,166
9,385 The Board of Education of the City of St. Louis, Missouri, General
Obligation Refunding Bonds, Series 2022, 4.000%, 4/01/24 - BAM
Insured
No Opt. Call AA   9,499,591
97,980 Total Missouri 97,458,884
Montana - 0.5%
31,390 Forsyth, Rosebud County, Montana, Pollution Control Revenue
Refunding Bonds, Northwestern Corporation Colstrip Project, Series
2016, 2.000%, 8/01/23
No Opt. Call A-   31,091,795
Lewis and Clark County School District 9 East Helena,
Montana, General Obligation Bonds, School Building
Series 2018:
1,000 5.000%, 7/01/27 No Opt. Call A+ 1,092,270
1,055 5.000%, 7/01/28 No Opt. Call A+ 1,169,309
1,335 5.000%, 7/01/29 7/28 at 100.00 A+ 1,482,825
750 Montana Board of Housing, Single Family Mortgage Bonds, Series
2021A-1, 1.850%, 12/01/36
6/30 at 100.00 AA+   582,922
500 Montana Board of Housing, Single Family Mortgage Bonds, Series
2021B, 1.850%, 12/01/36
12/30 at 100.00 AA+   364,255
36,030 Total Montana 35,783,376

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
National - 0.0%
$ 2,733 Freddie Mac Multi-Family ML Certificates, Series ML 05, Series 2019A,
3.400%, 1/25/36 2019 1
No Opt. Call AA+ $ 2,495,862
Nebraska - 0.7%
8,000 Central Plains Energy Project, Nebraska, Gas Project 4 Revenue Bonds,
Series 2018A, 5.000%, 3/01/50, (Mandatory Put 1/01/24)
10/23 at 100.43 A2   8,076,080
4,545 Central Plains Energy Project, Nebraska, Gas Project Revenue Bonds,
Project 5, Series 2022-1, 5.000%, 5/01/53, (Mandatory Put 10/01/29)
7/29 at 100.22 A2   4,674,441
4,890 Central Plains Energy Project, Nebraska, Gas Supply Revenue Bonds,
Refunding Series 2019, 4.000%, 12/01/49, (Mandatory Put 8/01/25)
5/25 at 100.50 Aa1   4,878,411
815 Douglas County Hospital Authority 2, Nebraska, Health Facilities
Revenue Bonds, Children's Hospital Obligated Group, Series 2020B,
5.000%, 11/15/53, (Mandatory Put 11/15/25)
8/25 at 100.00 AA-   855,082
Douglas County School District 17 Millard, Nebraska,
General Obligation Bonds, Series 2020:
1,520 5.000%, 12/15/29 No Opt. Call AA 1,743,865
1,590 5.000%, 12/15/30 No Opt. Call AA 1,852,541
1,915 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Series 2019D, 2.600%, 9/01/34
3/29 at 100.00 AA+   1,701,707
8,620 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Series 2020A, 2.350%, 9/01/35
3/29 at 100.00 AA+   7,458,800
2,455 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Series 2021A, 1.850%, 9/01/35
3/30 at 100.00 AA+   1,785,055
3,555 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Series 2021C, 2.100%, 9/01/36
9/30 at 100.00 AA+   2,744,567
Omaha, Nebraska, General Obligation Bonds, Various
Purpose and Refunding Bonds, Series 2021:
1,170 5.000%, 4/15/24 No Opt. Call AA+ 1,202,386
825 5.000%, 4/15/25 No Opt. Call AA+ 868,312
800 5.000%, 4/15/26 No Opt. Call AA+ 859,656
1,630 Sarpy County School District 037 Gretna Public Schools, Nebraska,
General Obligation Bonds, Series 2022B, 5.000%, 12/15/27
12/25 at 100.00 AA-   1,731,060
6,450 Washington County, Nebraska, Wastewater and Solid Waste Disposal
Facilities Revenue Bonds, Cargill Inc. Project, Variable Rate Demand
Series 2012, 0.900%, 9/01/30, (AMT), (Mandatory Put 9/01/25)
No Opt. Call A   6,101,958
48,780 Total Nebraska 46,533,921
Nevada - 1.1%
8,640 Clark County School District, Nevada, General Obligation Bonds,
Limited Tax Building Series 2018B, 5.000%, 6/15/25
No Opt. Call A+   9,101,203
1,000 Clark County School District, Nevada, General Obligation Bonds,
Limited Tax Building Series 2020A, 3.000%, 6/15/24 - AGM Insured
No Opt. Call AA   1,002,760
7,465 Clark County School District, Nevada, General Obligation Bonds,
Limited Tax Building Series 2021B, 5.000%, 6/15/25
No Opt. Call A+   7,863,482
7,850 Clark County School District, Nevada, General Obligation Bonds,
Limited Tax Various Purpose Medium-Term Series 2021C, 5.000%,
6/15/25
No Opt. Call A+   8,269,033
Clark County, Nevada, Airport Revenue Bonds, Junior
Subordinate Lien Notes Series 2021B:
1,925 5.000%, 7/01/23, (AMT) No Opt. Call A1 1,938,533
2,050 5.000%, 7/01/24, (AMT) No Opt. Call A1 2,094,710
3,100 5.000%, 7/01/25, (AMT) No Opt. Call A1 3,217,769

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Nevada (continued)
$ 19,325 Clark County, Nevada, Airport Revenue Bonds, Refunding Subordinate
Lien Series 2019D, 5.000%, 7/01/26
No Opt. Call Aa3   $ 20,834,476
Clark County, Nevada, Highway Revenue Bonds, Indexed
Fuel Tax & Motor Vehicle Fuel Tax Series 2021:
3,520 5.000%, 7/01/24 No Opt. Call AA- 3,631,514
3,700 5.000%, 7/01/25 No Opt. Call AA- 3,896,729
1,860 Clark County, Nevada, Pollution Control Revenue Bonds, Nevada
Power Company Project, Refunding Series 2017, 1.650%, 1/01/36,
(Mandatory Put 3/31/23)
No Opt. Call A+   1,851,295
Las Vegas Convention and Visitors Authority, Nevada,
Revenue Bonds, Refunding Series 2017B:
840 5.000%, 7/01/23 No Opt. Call Aa3 847,048
910 5.000%, 7/01/25 No Opt. Call Aa3 953,898
2,275 Nevada Housing Division, Multi-Unit Housing Revenue Bonds, Wood
Creek Apartments Project, Series 2022, 5.000%, 12/01/25, (Mandatory
Put 12/01/24)
12/24 at 100.00 Aaa   2,331,602
Nevada Housing Division, Single Family Housing
Mortgage Revenue Bonds, Refunding Series 2021A:
1,970 1.850%, 10/01/33 10/30 at 100.00 AA+ 1,675,052
1,970 2.000%, 10/01/36 10/30 at 100.00 AA+ 1,596,015
3,000 Nevada Housing Division, Single Family Housing Mortgage Revenue
Bonds, Refunding Series 2021B, 2.200%, 10/01/36
10/30 at 100.00 AA+   2,463,000
65 Sparks, Nevada, Sales Tax Revenue Bonds, Tourism Improvement District
1 Legends at Sparks Marina, Refunding Senior Series 2019A, 2.500%,
6/15/24, 144A
No Opt. Call Ba2   63,064
71,465 Total Nevada 73,631,183
New Hampshire - 0.4%
8,420 National Finance Authority, New Hampshire, Pollution Control Revenue
Bonds, New York State Electric & Gas Corporation Project, Refunding
Series 2022A, 4.000%, 12/01/28, (AMT)
No Opt. Call A-   8,572,570
13,115 New Hampshire Business Finance Authority, Pollution Control Revenue
Bonds, United Illuminating Company, Refunding Series 2003A,
2.800%, 10/01/33, (Mandatory Put 10/02/23)
No Opt. Call A   13,053,884
2,710 New Hampshire State, General Obligation Bonds, Capital Improvement
Series 2020C, 5.000%, 12/01/26
No Opt. Call Aa1   2,954,849
24,245 Total New Hampshire 24,581,303
New Jersey - 3.7%
10,299 Cherry Hill Township, Camden County, New Jersey, General Obligation
Bonds, Bond Anticipation Note Series 2022, 5.000%, 10/23/23
No Opt. Call N/R   10,447,396
Delaware River Port Authority, New Jersey and
Pennsylvania, Revenue Bonds, Refunding Series 2018B:
8,940 5.000%, 1/01/23 No Opt. Call A+ 8,940,000
6,730 5.000%, 1/01/24 No Opt. Call A+ 6,863,187
Delran Township, New Jersey, General Obligation Bonds,
Series 2019:
1,000 2.000%, 10/15/27 No Opt. Call AA 932,810
1,000 2.000%, 10/15/28 No Opt. Call AA 917,890
1,000 2.000%, 10/15/29 No Opt. Call AA 901,800
810 Gloucester County Pollution Control Financing Authority, New Jersey,
Pollution Control Revenue Bonds, Logan Project, Refunding Series
2014A, 5.000%, 12/01/24, (AMT), (ETM)
No Opt. Call N/R  (4) 822,288

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey (continued)
Gloucester Township, New Jersey, General Obligation
Bonds, Series 2019:
$ 3,640 2.000%, 2/01/26 - BAM Insured No Opt. Call AA $ 3,434,704
3,975 2.000%, 2/01/27 - BAM Insured No Opt. Call AA 3,685,779
Hudson County Improvement Authority, New Jersey,
County Secured Lease Revenue Bonds, Hudson County
Courthouse Project, Series 2020:
570 4.000%, 10/01/25 No Opt. Call AA 589,158
770 5.000%, 10/01/26 No Opt. Call AA 832,177
400 Middlesex County Improvement Authority, New Jersey, County
Guaranteed Capital Equipment & Improvement Bonds, Series 2022,
5.000%, 9/15/25
No Opt. Call AAA   424,928
10,065 New Jersey Economic Development Authority, New Jersey, Transit
Transportation Project Revenue Bonds, Series 2020A, 5.000%,
11/01/29
No Opt. Call A3   11,055,698
5,730 New Jersey Economic Development Authority, Revenue Bonds, Motor
Vehicle Surcharge, Refunding Subordinate Series 2017A, 3.375%,
7/01/30
7/27 at 100.00 Baa3   5,541,024
10,545 New Jersey Economic Development Authority, Revenue Bonds,
Municipal Rehabilitation, Refunding Series 2019A, 5.250%, 4/01/25
No Opt. Call BBB+   11,000,333
3,830 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2005N-1, 5.500%, 9/01/23 - NPFG Insured
No Opt. Call A3   3,883,582
3,145 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2016AAA, 5.000%, 6/15/26
No Opt. Call A3   3,330,115
6,135 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2018EEE, 5.000%, 6/15/33
12/28 at 100.00 A3   6,563,346
New Jersey Economic Development Authority, School
Facilities Construction Bonds, Social Series 2021QQQ:
245 5.000%, 6/15/23 No Opt. Call A3 246,759
300 5.000%, 6/15/24 No Opt. Call A3 307,602
575 5.000%, 6/15/25 No Opt. Call A3 599,167
2,000 New Jersey Economic Development Authority, School Facilities
Construction Financing Program Bonds, Refunding Series 2012II,
5.000%, 3/01/25
1/23 at 100.00 A3   2,002,020
7,330 New Jersey Economic Development Authority, School Facilities
Construction Financing Program Bonds, Refunding Series 2014PP,
5.000%, 6/15/30, (Pre-refunded 6/15/24)
6/24 at 100.00 A3  (4) 7,562,288
2,300 New Jersey Economic Development Authority, Special Facilities
Revenue Bonds, Continental Airlines Inc., Series 1999, 5.250%,
9/15/29, (AMT)
1/23 at 101.00 Ba3   2,288,868
4,950 New Jersey Economic Development Authority, Water Facilities Revenue
Bonds, New Jersey-American Water Company Inc. Project, Refunding
Series 2020B, 1.200%, 11/01/34, (AMT), (Mandatory Put 6/01/23)
No Opt. Call A+   4,901,143
2,500 New Jersey Economic Development Authority, Water Facilities Revenue
Bonds, New Jersey-American Water Company Inc. Project, Refunding
Series 2020C, 1.150%, 6/01/23, (AMT)
No Opt. Call A+   2,469,850
9,180 New Jersey Economic Development Authority, Water Facilities Revenue
Bonds, New Jersey-American Water Company Inc. Project, Refunding
Series 2020E, 0.850%, 12/01/25, (AMT)
No Opt. Call A+   8,431,004
2,600 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Inspira Health Obligated Group Issue, Refunding Series 2016A,
5.000%, 7/01/29
7/26 at 100.00 AA-   2,740,244

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey (continued)
$ 4,830 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
RWJ Barnabas Health Obligated Group, Term Series 2019B-2, 5.000%,
7/01/42, (Mandatory Put 7/01/25)
4/25 at 100.85 AA-   $ 5,060,632
New Jersey Housing and Mortgage Finance Agency,
Multifamily Revenue Bonds, Series 2021B:
3,500 0.650%, 5/01/24 No Opt. Call AA- 3,384,045
6,335 0.750%, 11/01/24 No Opt. Call AA- 6,068,360
New Jersey Housing and Mortgage Finance Agency,
Single Family Housing Revenue Bonds, Social Series
2022I:
2,540 2.650%, 10/01/24 No Opt. Call AA 2,524,760
2,955 2.750%, 4/01/25 No Opt. Call AA 2,936,177
New Jersey Infrastructure Bank, Environmental
Infrastructure Bonds, Green Series 2021A-1:
4,125 5.000%, 9/01/24 No Opt. Call AAA 4,280,554
4,295 5.000%, 9/01/25 No Opt. Call AAA 4,562,020
New Jersey State, General Obligation Bonds, Covid-19
Emergency Series 2020A:
175 4.000%, 6/01/23 No Opt. Call A2 175,686
2,830 5.000%, 6/01/24 No Opt. Call A2 2,913,343
11,450 5.000%, 6/01/25 No Opt. Call A2 12,059,025
5,695 5.000%, 6/01/26 No Opt. Call A2 6,116,202
125 5.000%, 6/01/27 No Opt. Call A2 136,605
240 5.000%, 6/01/28 No Opt. Call A2 266,909
1,000 4.000%, 6/01/30 No Opt. Call A2 1,062,760
1,035 4.000%, 6/01/31 No Opt. Call A2 1,099,574
New Jersey Transportation Trust Fund Authority, Federal
Highway Reimbursement Revenue Notes, Series 2018A:
4,370 5.000%, 6/15/24 No Opt. Call A+ 4,486,330
5,220 5.000%, 6/15/28 6/26 at 100.00 A+ 5,506,056
3,070 5.000%, 6/15/29 6/26 at 100.00 A+ 3,237,683
12,185 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019A, 5.000%, 12/15/25
No Opt. Call A3   12,809,847
3,645 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019BB, 5.000%, 6/15/32
12/28 at 100.00 A3   3,920,708
Newark Board of Education, Essex County, New Jersey,
General Obligation Bonds, School Energy Savings Series
2021:
350 5.000%, 7/15/23 No Opt. Call BBB+ 353,675
500 5.000%, 7/15/24 No Opt. Call BBB+ 514,395
1,120 Salem County Pollution Control Financing Authority, New Jersey,
Pollution Control Revenue Bonds, Chambers Project, Refunding Series
2014A, 5.000%, 12/01/23, (AMT), (ETM)
No Opt. Call N/R  (4) 1,134,112
Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A:
1,480 5.000%, 6/01/23 No Opt. Call A 1,487,666
9,420 5.000%, 6/01/24 No Opt. Call A 9,579,481
6,210 5.000%, 6/01/25 No Opt. Call A 6,373,944
10,190 5.000%, 6/01/26 No Opt. Call A 10,539,313
500 5.000%, 6/01/27 No Opt. Call A 521,580
9,545 5.000%, 6/01/29 6/28 at 100.00 A 10,032,559
2,005 4.000%, 6/01/37 6/28 at 100.00 A- 1,879,206
120 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018B, 3.200%, 6/01/27
No Opt. Call A   119,645
6,795 Toms River Board of Education, Ocean County, New Jersey, General
Obligation Bonds, Regional Schools Series 2019, 2.250%, 7/15/28
7/26 at 100.00 AA-   6,379,554

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey (continued)
$ 6,695 Union County, New Jersey, General Obligation Bonds, Series 2018,
3.000%, 3/01/28
9/25 at 100.00 Aaa   $ 6,716,424
245,114 Total New Jersey 249,953,990
New Mexico - 1.0%
13,540 Farmington, New Mexico, Pollution Control Revenue Bonds, Public
Service Company of New Mexico San Juan Project, Refunding Series
2010A, 0.875%, 6/01/40, (Mandatory Put 10/01/26)
No Opt. Call BBB   12,024,197
10,000 Farmington, New Mexico, Pollution Control Revenue Bonds, Public
Service Company of New Mexico San Juan Project, Refunding Series
2010B, 3.000%, 6/01/40, (Mandatory Put 6/01/24)
No Opt. Call BBB   9,942,500
New Mexico Finance Authority, State Transportation
Revenue Bonds, State Transportation
Commission  Refunding Senior Lien, Series 2022A:
16,320 5.000%, 6/15/25 No Opt. Call AA+ 17,230,819
11,815 5.000%, 6/15/26 No Opt. Call AA+ 12,746,849
1,695 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2019D, 2.800%, 7/01/34
1/29 at 100.00 Aaa   1,544,399
1,990 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2021A, 1.950%, 7/01/36
7/30 at 100.00 Aaa   1,583,065
985 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2021C, 1.875%, 7/01/36
7/30 at 100.00 Aaa   745,330
6,640 New Mexico Municipal Energy Acquisition Authority, Gas Supply
Revenue Bonds, Refunding & Acquisition Sub-Series 2019A, 5.000%,
11/01/39, (Mandatory Put 5/01/25)
2/25 at 100.73 Aa1   6,806,996
San Juan County, New Mexico, Gross Receipts Tax
Revenue Bonds, Refunding Series 2015A:
1,565 5.000%, 6/15/23 No Opt. Call A+ 1,577,911
1,625 5.000%, 6/15/24 No Opt. Call A+ 1,671,751
1,690 5.000%, 6/15/25 No Opt. Call A+ 1,776,106
1,760 5.000%, 6/15/26 6/25 at 100.00 A+ 1,844,991
601 Winrock Town Center Tax Increment Development District 1,
Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds,
Senior Lien Series 2022, 3.750%, 5/01/28, 144A
No Opt. Call N/R   559,555
70,226 Total New Mexico 70,054,469
New York - 7.6%
1,725 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Obligated Group, Series 2020A, 5.000%, 9/01/27
No Opt. Call BBB-   1,781,235
5,000 Dormitory Authority of the State of New York, Revenue Bonds, Northwell
Healthcare Inc, Series 2019B-1, 1.800%, 5/01/48, (Mandatory Put
11/01/28)
5/28 at 100.00 A-   4,569,050
500 Dormitory Authority of the State of New York, Revenue Bonds, Northwell
Healthcare Inc, Series 2019B-3, 5.000%, 5/01/48, (Mandatory Put
5/01/26)
11/25 at 100.00 A-   523,935
530 Dormitory Authority of the State of New York, Revenue Bonds, NYU
Hospitals Center, Series 2014, 5.000%, 7/01/23
No Opt. Call A+   534,839
2,000 Dormitory Authority of the State of New York, Revenue Bonds, Orange
Regional Medical Center Obligated Group, Series 2017, 5.000%,
12/01/23, 144A
No Opt. Call BBB-   2,017,200

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
Dormitory Authority of the State of New York, Revenue
Bonds, Rochester Institute of Technology, Series
2020A.  Forward Delivery:
$ 1,010 5.000%, 7/01/24 No Opt. Call A1 $ 1,040,058
1,000 5.000%, 7/01/25 No Opt. Call A1 1,057,370
18,000 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Bidding Group 1 Through 5, Series
2020A, 5.000%, 3/15/25, (ETM)
No Opt. Call Aa1  (4) 18,959,220
Dormitory Authority of the State of New York, State
Personal Income Tax Revenue Bonds, General Purpose,
Series 2019D:
8,335 5.000%, 2/15/27, (ETM) No Opt. Call N/R (4) 9,118,406
405 5.000%, 2/15/27 No Opt. Call Aa1 442,398
3,715 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2021A, 5.000%, 3/15/26
No Opt. Call AA+   3,993,625
10,000 Grand Island, New York, General Obligation Bonds, Refunding Public
Improvement Series 2022, 4.000%, 10/06/23
No Opt. Call N/R   10,066,900
4,285 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Mandatory Tender Series 2020B, 0.850%, 9/01/50,
(Mandatory Put 9/01/25)
3/25 at 100.00 A   3,994,477
11,850 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Notes Series 2021, 1.000%, 9/01/25
9/23 at 100.00 A   10,790,491
1,350 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2000A, 0.000%, 6/01/23 - AGM Insured
No Opt. Call AA   1,333,302
5,020 Metropolitan Transportation Authority, New York, Dedicated Tax Fund
Bonds, Climate Bond Certified, Refunding Green Series 2016B-2,
5.000%, 11/15/32
11/26 at 100.00 AA   5,387,665
1,390 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Refunding Green Climate Certified Series 2017B,
5.000%, 11/15/23
No Opt. Call A3   1,408,167
Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Refunding Green Climate
Certified Series 2017C-1:
1,195 5.000%, 11/15/24 No Opt. Call A3 1,226,859
5,000 5.000%, 11/15/26 No Opt. Call A3 5,228,550
Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Refunding Green Climate
Certified Series 2020E:
1,500 5.000%, 11/15/30 No Opt. Call A3 1,572,930
2,250 5.000%, 11/15/32 11/30 at 100.00 A3 2,346,863
10,850 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Series 2015C-1, 5.250%, 11/15/29
11/25 at 100.00 A3   11,146,097
6,100 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Variable Rate Demand Obligations, Series 2005D-1,
3.211%, 11/01/35, (Mandatory Put 4/01/24) (SOFR*0.67% reference rate + 0.330% spread) (5)
1/24 at 100.00 A3   6,000,021
Nassau County Local Economic Assistance Corporation,
New York, Revenue Bonds, Catholic Health Services of
Long Island Obligated Group Project, Series 2014B:
2,010 5.000%, 7/01/23 No Opt. Call A- 2,023,929
1,075 5.000%, 7/01/24 No Opt. Call A- 1,099,553
685 5.000%, 7/01/25 7/24 at 100.00 A- 702,146
1,065 5.000%, 7/01/26 7/24 at 100.00 A- 1,091,550
1,500 5.000%, 7/01/27 7/24 at 100.00 A- 1,536,600

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 10,000 New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Development Green
Bond 2021K-2, 0.900%, 11/01/60, (Mandatory Put 1/01/26)
10/24 at 100.00 AA+   $ 9,141,900
5,760 New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Neighborhood
Green Series 2020D-1B, 2.000%, 11/01/35
5/28 at 100.00 AA+   4,474,022
2,505 New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Neighborhood
Green Series 2020D-2, 0.700%, 5/01/60, (Mandatory Put 11/01/24)
1/23 at 100.00 AA+   2,348,688
13,000 New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Neighborhood
Series 2018L-2, 2.750%, 5/01/50, (Mandatory Put 12/29/23)
1/23 at 100.00 AA+   12,883,780
New York City Housing Development Corporation, New
York, Multifamily Housing Revenue Bonds, Sustainable
Neighborhood Series 2019A-3A:
3,670 3.450%, 11/01/34 2/27 at 100.00 AA+ 3,448,626
10,140 1.125%, 5/01/60, (Mandatory Put 11/01/24) 1/23 at 100.00 AA+ 9,667,577
3,430 New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Neighborhood
Series 2019G-1B, 2.550%, 11/01/34
5/27 at 100.00 AA+   2,892,759
1,080 New York City Industrial Development Agency, New York, Civic Facility
Revenue Bonds, The Churchill School and Center for Learning
Disabilities Inc., Short Term Auction Rate Series 1999, 2.250%,
10/01/29 - AGM Insured
No Opt. Call AA   996,332
New York City Industrial Development Agency, New York,
PILOT Payment in Lieu of Taxes Revenue Bonds, Queens
Baseball Stadium Project, Refunding Series 2021A:
1,000 5.000%, 1/01/24 - AGM Insured No Opt. Call AA 1,017,730
1,000 5.000%, 1/01/25 - AGM Insured No Opt. Call AA 1,038,320
1,000 5.000%, 1/01/26 - AGM Insured No Opt. Call AA 1,057,390
8,845 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2021 Subseries A, 5.000%,
11/01/28
No Opt. Call AAA   9,972,295
New York City Transitional Finance Authority, New York,
Future Tax Secured Bonds, Subordinate Fiscal Series
2023B-1:
7,500 5.000%, 11/01/24 No Opt. Call AAA 7,812,975
2,100 5.000%, 11/01/25 No Opt. Call AAA 2,237,991
14,120 New York City, New York, General Obligation Bonds, Fiscal 2008 Series
J-4, 5.000%, 8/01/24
No Opt. Call Aa2   14,616,600
27,500 New York City, New York, General Obligation Bonds, Fiscal 2020 Series
C-1, 5.000%, 8/01/27
No Opt. Call AA   30,191,975
750 New York City, New York, General Obligation Bonds, Fiscal 2021 Series
A-1, 5.000%, 8/01/25
No Opt. Call AA   793,755
10,000 New York City, New York, General Obligation Bonds, Fiscal 2022 Series
B-1, 5.000%, 8/01/25
No Opt. Call AA   10,583,400
5,000 New York State Energy Research and Development Authority, Pollution
Control Revenue Bonds, Rochester Gas and Electric Corporation,
Series 2004A, 2.875%, 5/15/32, (Mandatory Put 7/01/25)
No Opt. Call A   4,990,250
45,000 New York State Energy Research and Development Authority, Pollution
Control Revenue Bonds, Rochester Gas and Electric Corporation,
Series 2004B, 3.000%, 5/15/32, (AMT), (Mandatory Put 7/01/25)
No Opt. Call A   45,046,350

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
New York State Housing Finance Agency, Affordable
Housing Revenue Bonds, Climate Bond Certified/Green
Bond Series 2018I:
$ 2,315 2.650%, 5/01/23 No Opt. Call Aa2 $ 2,310,486
3,000 2.700%, 11/01/23 8/22 at 100.00 Aa2 2,988,570
6,890 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Climate Bond Certified/Sustainability Green Series 2020J,
0.750%, 5/01/25
1/23 at 100.00 Aa2   6,464,680
15,690 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Climate Bond Certified/Sustainability Green Series 2020L-2,
0.750%, 11/01/25
1/23 at 100.00 Aa2   14,327,794
New York State Housing Finance Agency, Affordable
Housing Revenue Bonds, Climate Bond Certified/
Sustainability Green Series 2021J-2:
5,830 1.000%, 11/01/61, (Mandatory Put 11/01/26) 9/23 at 100.00 Aa2 5,260,642
5,000 1.100%, 11/01/61, (Mandatory Put 5/01/27) 6/24 at 100.00 Aa2 4,457,200
10,055 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Green Series 2022A-2, 2.500%, 11/01/60, (Mandatory Put
5/01/27)
3/24 at 100.00 Aa2   9,596,593
8,065 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Refunding Series 2019C, 3.500%, 11/01/34
5/28 at 100.00 Aa2   7,652,314
4,185 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Refunding Series 2020H, 2.100%, 11/01/35
5/29 at 100.00 Aa2   3,210,774
9,485 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Series 223, 2.650%, 10/01/34
10/28 at 100.00 Aa1   8,062,629
2,415 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Series 225, 2.000%, 10/01/35
10/29 at 100.00 Aa1   1,814,438
3,460 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Series 227, 2.100%, 10/01/35
10/29 at 100.00 Aa1   2,689,804
New York State Mortgage Agency, Homeowner
Mortgage Revenue Bonds, Series 231:
3,425 2.000%, 10/01/33 4/30 at 100.00 Aa1 2,795,245
9,990 2.200%, 10/01/36 4/30 at 100.00 Aa1 7,495,697
4,640 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Social Series 239, 2.200%, 10/01/36
10/30 at 100.00 Aa1   3,481,485
16,400 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Social Series 242, 2.950%, 10/01/37
4/31 at 100.00 Aa1   13,663,824
6,000 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Refunding Series 2016, 5.000%, 8/01/26,
(AMT)
1/23 at 100.00 B   5,999,760
New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, Terminal 4 John F
Kennedy International Airport Project, Series 2022:
5,000 5.000%, 12/01/27, (AMT) No Opt. Call Baa1 5,258,850
2,000 5.000%, 12/01/28, (AMT) No Opt. Call Baa1 2,112,260
2,000 5.000%, 12/01/29, (AMT) No Opt. Call Baa1 2,116,720
3,015 New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals
C&D Redevelopment Project, Series 2020, 4.000%, 10/01/30, (AMT)
No Opt. Call Baa3   2,917,193

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
Oyster Bay, Nassau County, New York, General
Obligation Bonds, Refunding Public Improvement Series
2022:
$ 1,000 5.000%, 8/01/25 - AGM Insured No Opt. Call AA $ 1,057,320
1,000 5.000%, 8/01/26 - AGM Insured No Opt. Call AA 1,079,150
1,000 5.000%, 8/01/27 - AGM Insured No Opt. Call AA 1,099,250
Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Twenty-Six Series 2021:
3,200 5.000%, 10/15/23, (AMT) No Opt. Call AA- 3,233,472
4,305 5.000%, 10/15/24, (AMT) No Opt. Call AA- 4,419,212
10,475 Saratoga County, New York, General Obligation Bonds, Anticipation
Notes Series 2022, 4.000%, 9/22/23
No Opt. Call N/R   10,515,187
Suffolk County Economic Development Corporation,
New York, Revenue Bonds, Catholic Health Services of
Long Island Obligated Group Project, Series 2014:
520 5.000%, 7/01/25 7/24 at 100.00 A- 533,016
500 5.000%, 7/01/27 7/24 at 100.00 A- 512,200
Suffolk Tobacco Asset Securitization Corporation, New
York, Tobacco Settlement Asset-Backed Bonds, Senior
Series 2021A-2:
1,170 5.000%, 6/01/24 No Opt. Call A 1,192,932
2,370 5.000%, 6/01/25 No Opt. Call A 2,445,532
2,220 5.000%, 6/01/26 No Opt. Call A 2,313,107
2,230 5.000%, 6/01/27 No Opt. Call A 2,341,500
425 Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Subordinate Series 2021B-1, 0.450%,
6/01/31
No Opt. Call A   418,906
7,475 Triborough Bridge and Tunnel Authority, New York, General Purpose
Revenue Bonds, MTA Bridges & Tunnels, Refunding Variable Rate
Series 2002F, 4.000%, 11/01/25
No Opt. Call AA-   7,763,759
6,560 Triborough Bridge and Tunnel Authority, New York, General Purpose
Revenue Bonds, Series 2008B-2, 4.000%, 11/15/25
No Opt. Call AA-   6,817,414
2,450 Triborough Bridge and Tunnel Authority, New York, General Purpose
Revenue Bonds, Variable Rate Demand Obligation Series 2005B-3
& 2005B-4, 3.261%, 1/01/32, (Mandatory Put 2/01/24) (SOFR*0.67%
reference rate + 0.380% spread) 2005 1 (5)
11/23 at 100.00 AA-   2,421,433
24,370 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bond Anticipation Notes, Series 2022A, 5.000%, 8/15/24
No Opt. Call N/R   25,187,857
10,600 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, MTA Bridges and Tunnels, Senior Lien Green Climate Bond
Certified Series 2022E-1, 5.000%, 11/15/27
8/27 at 100.00 AA+   11,698,160
14,925 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Refunding Series 2022B, 5.000%, 5/15/26
No Opt. Call AA+   16,084,971
TSASC Inc., New York, Tobacco Settlement Asset-Backed
Bonds, Fiscal 2017 Series A:
3,335 5.000%, 6/01/23 No Opt. Call A 3,357,345
1,925 5.000%, 6/01/26 No Opt. Call A 1,996,841
5,325 Westchester County Local Development Corporation, New York,
Revenue Bond, Purchase Senior Learning Community, Inc. Project,
Accd Inv, Series 2021SD, 2.875%, 7/01/26, 144A
No Opt. Call N/R   5,125,579
2,510 Yonkers, New York, General Obligation Bonds, Series 2012C, 3.000%,
8/15/23
No Opt. Call A+   2,510,954
521,495 Total New York 515,008,206

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
North Carolina - 0.7%
$ 6,000 Charlotte, North Carolina, Water and Sewer System Revenue Bonds,
Refunding Series 2022A, 5.000%, 7/01/24
No Opt. Call AAA   $ 6,199,860
5,000 Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care
Revenue Bonds, Doing Business as Atrium Health, Variable Rate Series
2018E, 0.800%, 1/15/48, (Mandatory Put 10/31/25)
No Opt. Call Aa3   4,710,350
1,615 Columbus County Industrial Facilities and Pollution Control Financing
Authority, North Carolina, Recovery Zone Facility Bonds, International
Paper Company Project, Refunding Series 2020A, 1.375%, 5/01/34,
(Mandatory Put 6/16/25)
No Opt. Call BBB   1,506,601
10,800 Mecklenburg County, North Carolina, General Obligation Bonds, School
Series 2021, 5.000%, 3/01/27
No Opt. Call AAA   11,838,528
805 North Carolina Housing Finance Agency, Home Ownership Revenue
Bonds, 1998 Trust Agreement, Series 2019-42, 2.450%, 7/01/34
7/28 at 100.00 AA+   697,082
2,770 North Carolina Housing Finance Agency, Home Ownership Revenue
Bonds, 1998 Trust Agreement, Series 2020-43, 2.625%, 1/01/35
1/29 at 100.00 AA+   2,417,767
5,000 North Carolina Housing Finance Agency, Home Ownership Revenue
Bonds, 1998 Trust Agreement, Series 2021-47, 2.000%, 7/01/36
7/30 at 100.00 AA+   3,825,250
North Carolina Municipal Power Agency 1, Catawba
Electric Revenue Bonds, Refunding Series 2015A:
3,125 5.000%, 1/01/26 No Opt. Call A 3,328,344
4,470 5.000%, 1/01/27 1/26 at 100.00 A 4,750,850
8,950 North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Bond Anticipation Bond Senior Lien Series 2020, 5.000%,
2/01/24
No Opt. Call BBB   9,117,186
48,535 Total North Carolina 48,391,818
North Dakota - 0.7%
2,445 Bismarck, Burleigh County, North Dakota, General Obligation Bonds,
Refunding & Improvement Series 2020P, 4.000%, 5/01/24
No Opt. Call Aa1   2,483,338
8,450 Cass County Joint Water Reserve District, North Dakota, Temporary
Improvement  Special Assessment Bonds, Refunding Series 2021A,
0.480%, 5/01/24
1/23 at 100.00 Aa3   8,032,992
6,905 City of Horace, North Dakota, Temporary Refunding Improvement
Bonds, Series 2022A, 3.250%, 8/01/24
8/23 at 100.00 Baa2   6,859,565
Fargo, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2021A:
1,085 5.000%, 5/01/23 No Opt. Call Aa2 1,091,922
1,140 5.000%, 5/01/24 No Opt. Call Aa2 1,172,000
1,200 5.000%, 5/01/25 No Opt. Call Aa2 1,262,052
Grand Forks, North Dakota, Health Care System Revenue
Bonds, Altru Health System Obligated Group, Series
2017A:
920 5.000%, 12/01/23 No Opt. Call Baa2 931,362
1,655 5.000%, 12/01/25 No Opt. Call Baa2 1,721,813
2,380 5.000%, 12/01/26 No Opt. Call Baa2 2,504,331
2,550 Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru
Health System Obligated Group, Series 2021, 5.000%, 12/01/27
No Opt. Call Baa2   2,710,165

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
North Dakota (continued)
Horace, Cass County, North Dakota, General Obligation
Bonds, Refunding Improvement Series 2021:
$ 200 3.000%, 5/01/23 No Opt. Call Baa2 $ 199,106
200 3.000%, 5/01/25 No Opt. Call Baa2 196,152
225 4.000%, 5/01/27 No Opt. Call Baa2 229,939
500 3.000%, 5/01/28 5/27 at 100.00 Baa2 481,220
400 3.000%, 5/01/29 5/27 at 100.00 Baa2 382,552
430 3.000%, 5/01/30 5/27 at 100.00 Baa2 408,668
355 3.000%, 5/01/32 5/27 at 100.00 Baa2 331,158
1,600 Horace, Cass County, North Dakota, General Obligation Bonds,
Temporary Refunding Improvement Series 2021B, 0.600%, 10/01/23
1/23 at 100.00 Baa2   1,553,840
North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Series 2019C:
3,295 2.800%, 7/01/32 7/28 at 100.00 Aa1 3,052,422
1,390 3.000%, 7/01/34 7/28 at 100.00 Aa1 1,273,852
2,500 North Dakota Housing Finance Agency, Home Mortgage Finance
Program Bonds, Series 2020A, 2.700%, 7/01/35
7/29 at 100.00 Aa1   2,269,775
3,250 North Dakota Housing Finance Agency, Home Mortgage Finance
Program Bonds, Series 2020B, 2.100%, 7/01/35
1/30 at 100.00 Aa1   2,697,890
3,600 North Dakota Housing Finance Agency, Home Mortgage Finance
Program Bonds, Series 2021A, 2.050%, 7/01/36
7/30 at 100.00 Aa1   2,772,432
2,540 North Dakota Housing Finance Agency, Home Mortgage Finance
Program Bonds, Social Series 2021B, 2.300%, 7/01/36
1/31 at 100.00 Aa1   2,054,682
700 University of North Dakota, Certificates of Participation, Housing
Infrastructure Project, Series 2021A, 5.000%, 6/01/24 - AGM Insured
No Opt. Call AA   719,537
49,915 Total North Dakota 47,392,765
Ohio - 4.5%
Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds,
Refunding Senior Lien Series 2020A-2 Class 1:
5,420 5.000%, 6/01/27 No Opt. Call A 5,683,900
11,535 5.000%, 6/01/28 No Opt. Call A 12,199,531
15,910 5.000%, 6/01/29 No Opt. Call A 16,955,287
7,680 5.000%, 6/01/30 No Opt. Call A 8,240,793
8,175 5.000%, 6/01/31 6/30 at 100.00 A 8,734,170
4,770 5.000%, 6/01/32 6/30 at 100.00 A 5,082,292
3,240 5.000%, 6/01/33 6/30 at 100.00 A- 3,439,973
1,200 5.000%, 6/01/34 6/30 at 100.00 A- 1,266,780
18,305 5.000%, 6/01/35 6/30 at 100.00 A- 19,145,199
2,745 5.000%, 6/01/36 6/30 at 100.00 A- 2,855,514
1,145 4.000%, 6/01/37 6/30 at 100.00 A- 1,088,506
3,355 4.000%, 6/01/38 6/30 at 100.00 A- 3,160,645
1,015 4.000%, 6/01/39 6/30 at 100.00 A- 946,386
Chillicothe, Ohio, Hospital Facilities Revenue Bonds,
Adena Health System Obligated Group Project,
Refunding & Improvement Series 2017:
1,225 5.000%, 12/01/24 No Opt. Call A- 1,264,849
1,000 5.000%, 12/01/25 No Opt. Call A- 1,051,110
5,290 Columbus, Ohio, General Obligation Bonds, Various Purpose Series
2018A, 5.000%, 4/01/30
10/28 at 100.00 AAA   5,958,286
875 Cuyahoga Falls City School District, Summit County, Ohio, General
Obligation Bonds, School Improvement Series 2021, 3.000%,
12/01/23 - BAM Insured
No Opt. Call AA   875,359

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
$ 1,000 Franklin County Convention Facilities Authority, Ohio, Excise Tax and
Lease Revenue Bonds, Columbus City & Franklin County Lessees,
Refunding Anticipation Series 2014, 5.000%, 12/01/23, (ETM)
No Opt. Call Aa1  (4) $ 1,019,280
1,065 Hamilton County, Ohio, Hospital Facilities Revenue Bonds, Cincinnati
Children's Hospital Medical Center, Refunding Series 2014S, 5.000%,
5/15/23
No Opt. Call AA   1,072,881
Indian Hill Exempted Village School District, Hamilton
County, Ohio, General Obligation Bonds, School
Facilities Construction & Improvement Series 2021:
1,445 4.000%, 12/01/24 No Opt. Call Aaa 1,481,674
1,065 4.000%, 12/01/25 No Opt. Call Aaa 1,107,206
920 4.000%, 12/01/26 No Opt. Call Aaa 964,215
1,700 JobsOhio Beverage System, Ohio, Statewide Liquor Profits Revenue
Bonds, Senior Lien Series 2013A, 5.000%, 1/01/23
No Opt. Call AA+   1,700,000
1,000 Mahoning County, Ohio, General Obligation Bonds, Various Purpose
Notes, Series 2022, 4.000%, 8/31/23
No Opt. Call N/R   1,003,110
5,120 Ohio Air Quality Development Authority, Ohio, Air Quality Development
Revenue Bonds, FirstEnergy Generation Corporation Project, Series
2009A, 5.700%, 8/01/23
No Opt. Call N/R   6,400
4,385 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Generation Corporation Project,
Refunding Series 2009B, 3.100%, 3/01/23
No Opt. Call N/R   5,481
35,230 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Generation Project, Refunding Series
2006A, 3.750%, 12/01/23 (7)
No Opt. Call N/R   44,037
1,015 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Nuclear Generation Corporation Project,
Refunding Series 2010A, 3.125%, 7/01/33 (7)
No Opt. Call N/R   1,269
35 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding
Series 2005B, 3.125%, 1/01/34 (7)
No Opt. Call N/R   44
2,525 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding
Series 2008B, 3.625%, 10/01/33 (7)
No Opt. Call N/R   3,156
10,660 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series 2005A,
2.100%, 1/01/29, (AMT), (Mandatory Put 10/01/24)
No Opt. Call BBB+   10,246,925
18,950 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series 2005B,
2.100%, 7/01/28, (AMT), (Mandatory Put 10/01/24)
No Opt. Call BBB+   18,215,687
1,000 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series 2005D,
2.100%, 10/01/28, (AMT), (Mandatory Put 10/01/24)
No Opt. Call BBB+   961,250
15,750 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series 2007A,
2.500%, 8/01/40, (AMT), (Mandatory Put 10/01/29)
No Opt. Call BBB+   13,967,415
10,000 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series 2007B,
2.500%, 11/01/42, (AMT), (Mandatory Put 10/01/29)
No Opt. Call BBB+   8,868,200
2,285 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series 2014A,
2.400%, 12/01/38, (Mandatory Put 10/01/29)
10/24 at 100.00 BBB+   2,020,580

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
$ 11,860 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series 2014B,
2.600%, 6/01/41, (AMT), (Mandatory Put 10/01/29)
10/24 at 100.00 BBB+   $ 10,585,999
1,000 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series 2014C,
2.100%, 12/01/27, (AMT), (Mandatory Put 10/01/24)
No Opt. Call BBB+   961,250
6,600 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series 2014D,
1.900%, 5/01/26, (Mandatory Put 10/01/24)
No Opt. Call BBB+   6,328,806
20,250 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Dayton
Power & Light Company Project, Refunding Collateralized Series
2015A, 4.250%, 11/01/40, (AMT), (Mandatory Put 6/01/27)
No Opt. Call A3   20,218,005
10,640 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Dueke
Energy Corporation Project, Refunding Series 2022A, 4.250%,
11/01/39, (AMT), (Mandatory Put 6/01/27)
No Opt. Call BBB   10,623,189
670 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Pratt
Paper Ohio, LLC Project, Series 2017, 3.750%, 1/15/28, (AMT), 144A
No Opt. Call N/R   655,253
1,330 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Series 2019A, 3.500%, 9/01/34
3/28 at 100.00 Aaa   1,270,522
2,510 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Series 2019B, 2.800%, 9/01/34
9/28 at 100.00 Aaa   2,288,016
1,470 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Series 2020A, 2.500%, 9/01/35
3/29 at 100.00 Aaa   1,269,698
3,715 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Series 2021A, 2.050%, 9/01/36
3/30 at 100.00 Aaa   2,931,878
2,950 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Series 2021C, 2.250%, 9/01/36
9/30 at 100.00 Aaa   2,389,471
Ohio State, General Obligation Bonds, Conservation
Projects Series 2022A:
3,205 4.000%, 9/01/25 No Opt. Call AAA 3,323,264
1,710 4.000%, 9/01/26 No Opt. Call AAA 1,795,175
1,785 4.000%, 9/01/27 No Opt. Call AAA 1,895,492
Ohio State, General Obligation Bonds, Infrastructure
Improvement Series 2022A:
4,580 4.000%, 3/01/25 No Opt. Call AAA 4,710,576
1,500 4.000%, 3/01/26 No Opt. Call AAA 1,565,040
1,500 4.000%, 3/01/27 No Opt. Call AAA 1,583,610
Ohio State, General Obligation Bonds, Infrastructure
Improvement Series 2022B:
6,825 4.000%, 3/01/25 No Opt. Call AAA 7,019,581
2,000 4.000%, 3/01/26 No Opt. Call AAA 2,086,720
2,500 4.000%, 3/01/27 No Opt. Call AAA 2,639,350
Ohio State, General Obligation Bonds, Infrastructure
Improvement Series 2022C:
2,210 4.000%, 9/01/25 No Opt. Call AAA 2,291,549
1,645 4.000%, 9/01/26 No Opt. Call AAA 1,726,937
3,500 4.000%, 9/01/27 No Opt. Call AAA 3,716,650
Ohio State, General Obligation Bonds, Refunding
Common Schools Series 2022A:
4,000 4.000%, 6/15/25 No Opt. Call AAA 4,130,960
2,800 4.000%, 6/15/26 No Opt. Call AAA 2,927,204
3,750 4.000%, 6/15/27 No Opt. Call AAA 3,964,387
26,000 Ohio State, Hospital Revenue Bonds, University Hospitals Health System,
Inc., Series 2018D, 5.000%, 1/15/39, (Mandatory Put 9/15/23)
No Opt. Call A   26,349,440

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
$ 1,885 Ohio State, Major New State Infrastructure Project Revenue Bonds,
Series 2021-1A, 5.000%, 12/15/24
No Opt. Call AA   $ 1,965,942
Ohio State, Turnpike Revenue Bonds, Ohio Turnpike
and Infrastructure Commission, Infrastructure Projects,
Refunding Junior Lien Forward Delivery Series 2022A:
2,750 5.000%, 2/15/24 No Opt. Call Aa3 2,815,560
3,265 5.000%, 2/15/25 No Opt. Call Aa3 3,421,361
3,315 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Generating Corporation Project, Refunding Series 2006A,
3.000%, 5/15/49 (7)
No Opt. Call N/R   4,144
5,380 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2005B, 4.000%, 1/01/34 (7)
No Opt. Call N/R   6,725
1,175 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2008B, 3.625%, 10/01/33
No Opt. Call N/R   1,469
7,135 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2010A, 3.750%, 7/01/33 (7)
No Opt. Call N/R   8,919
120 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2010C, 4.000%, 6/01/33
No Opt. Call N/R   150
2,245 Ohio Water Development Authority, Pollution Control Revenue
Refunding Bonds, FirstEnergy Nuclear Generating Corporation
Project, Series 2006B, 4.000%, 12/01/33 (7)
No Opt. Call N/R   2,806
1,675 Ohio Water Development Authority, Water Pollution Control Loan Fund
Revenue Bonds, Series 2020B, 5.000%, 6/01/25
No Opt. Call AAA   1,768,917
4,940 Olentangy Local School District, Delaware and Franklin Counties,
Ohio, General Obligation Bonds, Refunding Series 2021A, 4.000%,
12/01/26
No Opt. Call AAA   5,194,311
374,425 Total Ohio 307,075,716
Oklahoma - 4.6%
Blaine County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Watonga
Public Schools Project, Series 2022:
1,000 5.000%, 12/01/31 No Opt. Call A 1,107,820
1,015 5.000%, 12/01/32 No Opt. Call A 1,126,792
665 Bryan County School Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Durant Public Schools Project,
Refunding Series 2020, 4.000%, 12/01/24
No Opt. Call A   677,628
Bryan County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Durant
Public Schools Project, Series 2020:
655 4.000%, 9/01/23 No Opt. Call A 658,806
1,220 4.000%, 9/01/25 No Opt. Call A 1,255,575
1,600 2.000%, 9/01/27 No Opt. Call A 1,492,144
3,000 Canadian County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Mustang Public Schools
Project, Refunding Series 2021, 3.000%, 9/01/23
No Opt. Call AA-   3,001,170
4,015 Canadian County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Mustang Public Schools
Project, Series 2017, 4.000%, 9/01/24
No Opt. Call AA-   4,084,098

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Oklahoma (continued)
$ 2,415 Cherokee County, Oklahoma, Economic Development Authority,
Educational Facilities Lease Revenue Bonds, Tahlequah Public Schools
Project, Series 2022, 5.000%, 9/01/24
No Opt. Call A   $ 2,491,749
6,610 Cleveland County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Moore Public Schools
Project, Series 2016, 5.000%, 6/01/23
No Opt. Call A+   6,655,477
Cleveland County Educational Facilities Authority,
Oklahoma, Educational Facilities Lease Revenue Bonds,
Moore Public Schools Project, Series 2021:
7,015 4.000%, 6/01/26 No Opt. Call Aa3 7,259,824
9,230 4.000%, 6/01/27 No Opt. Call Aa3 9,630,305
1,330 Cleveland County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Noble Public Schools
Project, Series 2017, 5.000%, 9/01/29
9/27 at 100.00 A   1,450,152
Cleveland County Educational Facilities Authority,
Oklahoma, Educational Facilities Lease Revenue Bonds,
Norman Public Schools Project, Series 2019.:
6,645 5.000%, 6/01/24 No Opt. Call A+ 6,816,574
6,810 5.000%, 6/01/25 No Opt. Call A+ 7,142,941
4,830 Cleveland County Independent School District 2 Moore, Oklahoma,
General Obligation Bonds, Combined Purpose Series 2020, 1.500%,
3/01/24
No Opt. Call Aa2   4,698,189
Cleveland County Independent School District 2 Moore,
Oklahoma, General Obligation Bonds, Combined
Purpose Series 2022:
8,005 2.000%, 3/01/25 No Opt. Call Aa2 7,793,988
8,005 2.000%, 3/01/26 No Opt. Call Aa2 7,707,935
8,010 2.000%, 3/01/27 No Opt. Call Aa2 7,604,614
Cleveland County Independent School District 29
Norman, Oklahoma, General Obligation Bonds,
Combined Purpose Series 2022:
7,525 2.000%, 3/01/25 No Opt. Call Aa3 7,326,641
7,525 2.000%, 3/01/26 No Opt. Call Aa3 7,245,747
Clinton Public Works Authority,  Oklahoma, Educational
Facilities, Lease Revenue Bonds, Series 2022:
1,000 5.000%, 10/01/27 No Opt. Call A- 1,072,140
1,000 3.250%, 10/01/28 No Opt. Call A- 985,920
1,000 Comanche County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Elgin Public Schools
Project, Series 2017A, 5.000%, 12/01/24
No Opt. Call A   1,031,030
4,400 Cushing Educational Facilities Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Cushing Public Schools Project, Series
2022, 5.000%, 9/01/28
No Opt. Call A-   4,817,516
2,175 Garfield County Educational Facilities Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Enid Public Schools Project, Series
2016A, 5.000%, 9/01/26
No Opt. Call A   2,322,682

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Oklahoma (continued)
Garvin County Educational Facilities Authority,
Oklahoma, Lease Revenue Bonds, Wynnewood Public
Schools Project, Series 2018:
$ 385 5.000%, 9/01/24 No Opt. Call A- $ 394,217
310 5.000%, 9/01/25 No Opt. Call A- 322,536
200 5.000%, 9/01/26 No Opt. Call A- 211,094
450 5.000%, 9/01/27 No Opt. Call A- 481,149
510 5.000%, 9/01/29 9/28 at 100.00 A- 568,283
500 5.000%, 9/01/30 9/28 at 100.00 A- 557,520
1,100 5.000%, 9/01/31 9/28 at 100.00 A- 1,224,828
300 5.000%, 9/01/32 9/28 at 100.00 A- 333,567
Grady County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Minco Public
Schools Project, Series 2018:
1,305 5.000%, 9/01/31 9/28 at 100.00 A- 1,453,091
1,000 5.000%, 9/01/32 9/28 at 100.00 A- 1,111,890
1,300 5.000%, 9/01/33 9/28 at 100.00 A- 1,441,271
Grady County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Tuttle Public
Schools Project, Series 2019:
630 4.000%, 9/01/25 No Opt. Call A+ 646,418
790 4.000%, 9/01/27 No Opt. Call A+ 819,988
765 4.000%, 9/01/29 No Opt. Call A+ 803,449
Kay County Public Buildings Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Ponca City
Public Schools Project, Series 2022:
6,005 5.000%, 9/01/25 No Opt. Call A- 6,264,956
5,045 5.000%, 9/01/27 No Opt. Call A- 5,394,215
McClain County Economic Development Authority,
Oklahoma, Educational Facilities Lease Revenue Bonds,
Blanchard Public Schools Project, Series 2019:
460 4.000%, 9/01/23 No Opt. Call A 462,585
485 4.000%, 9/01/24 No Opt. Call A 492,018
920 4.000%, 9/01/25 No Opt. Call A 942,788
1,430 4.000%, 9/01/26 No Opt. Call A 1,474,516
600 4.000%, 9/01/27 No Opt. Call A 621,984
700 4.000%, 9/01/28 No Opt. Call A 729,001
615 4.000%, 9/01/29 No Opt. Call A 645,154
Okarche Economic Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Okarche
Public Schools Project, Series 2016:
1,100 5.000%, 9/01/27 9/26 at 100.00 A- 1,180,212
1,125 5.000%, 9/01/28 9/26 at 100.00 A- 1,205,415
Oklahoma City, Oklahoma, General Obligation Bonds,
Series 2021:
6,140 2.000%, 3/01/23 No Opt. Call AAA 6,125,325
4,640 2.000%, 3/01/24 No Opt. Call AAA 4,576,247
Oklahoma County Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Jones Public
Schools Project, Series 2020:
590 4.000%, 9/01/26 No Opt. Call BBB+ 606,514
1,000 4.000%, 9/01/27 No Opt. Call BBB+ 1,035,760
1,000 4.000%, 9/01/28 No Opt. Call BBB+ 1,036,180
1,000 4.000%, 9/01/29 No Opt. Call BBB+ 1,044,140
1,000 4.000%, 9/01/30 No Opt. Call BBB+ 1,050,050
1,000 4.000%, 9/01/31 9/30 at 100.00 BBB+ 1,061,170
1,000 4.000%, 9/01/32 9/30 at 100.00 BBB+ 1,049,870

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Oklahoma (continued)
Oklahoma County Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Western
Heights Public Schools Project, Series 2018A:
$ 1,275 5.000%, 9/01/23 No Opt. Call A $ 1,290,402
3,305 5.000%, 9/01/24 No Opt. Call A 3,412,743
13,000 Oklahoma County Independent School District 12 Edmond, General
Obligation Bonds, Combined Purpose Series 2022, 2.000%, 3/01/25
No Opt. Call AA+   12,657,320
Oklahoma Development Finance Authority, Health
System Revenue Bonds, OU Medicine Project, Series
2018B:
2,295 5.000%, 8/15/24 No Opt. Call BB- 2,265,211
1,895 5.000%, 8/15/25 No Opt. Call BB- 1,887,212
1,000 5.000%, 8/15/26 No Opt. Call BB- 994,600
3,675 5.000%, 8/15/27 No Opt. Call BB- 3,649,385
1,000 5.000%, 8/15/28 No Opt. Call BB- 991,520
355 Oklahoma Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Homeownership Loan Program, Series 2020A, 2.650%,
9/01/35
3/29 at 100.00 Aaa   347,989
Pittsburg County Educational Facilities Authority,
Oklahoma, Educational Facilities Lease Revenue Bonds,
McAlester Public Schools Project, Series 2021:
185 4.000%, 12/01/28 No Opt. Call A- 192,722
300 4.000%, 12/01/29 No Opt. Call A- 314,850
325 4.000%, 12/01/30 No Opt. Call A- 342,225
255 4.000%, 12/01/31 No Opt. Call A- 270,226
255 4.000%, 12/01/32 12/31 at 100.00 A- 270,229
Pontotoc County Educational Facilities Authority,
Oklahoma, Facilities Lease Revenue Bonds, Ada Public
Schools Project, Series 2021:
200 4.000%, 9/01/26 No Opt. Call Baa1 205,738
600 4.000%, 9/01/28 No Opt. Call Baa1 622,968
5,255 Rogers County Educational Facilities Authority, Oklahoma, Lease
Revenue Bonds, Verdigris Public Schools Project, Series 2018, 4.000%,
9/01/24
No Opt. Call A+   5,313,173
Rogers County Industrial Development Authority,
Oklahoma, Capital Improvement Revenue Bonds,
Refunding Series 2017:
825 3.000%, 4/01/23 No Opt. Call N/R 823,597
850 3.000%, 4/01/24 No Opt. Call N/R 844,135
725 4.000%, 4/01/25 No Opt. Call N/R 739,522
770 4.000%, 4/01/26 4/25 at 100.00 N/R 786,840
715 4.000%, 4/01/27 4/25 at 100.00 N/R 726,833
Sand Springs Municipal Authority, Oklahoma, Utility
System Revenue Bonds, Refunding Series 2020:
400 3.000%, 11/01/31 11/28 at 100.00 Aa3 387,872
500 3.000%, 11/01/32 11/28 at 100.00 Aa3 476,420
530 3.000%, 11/01/33 11/28 at 100.00 Aa3 498,730
Stephens County Educational Facilities Authority,
Oklahoma, Educational Facilities Lease Revenue Bonds,
Marlow Public Schools Project, Series 2022:
1,990 5.000%, 9/01/34 9/32 at 100.00 A 2,179,965
1,075 5.000%, 9/01/35 9/32 at 100.00 A 1,164,709
Texas County Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Guymon
Public Schools Project, Series 2018:
885 4.000%, 12/01/23 No Opt. Call A 889,832
1,100 5.000%, 12/01/25 No Opt. Call A 1,153,724

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Oklahoma (continued)
$ 6,870 Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease
Revenue Bonds, Broken Arrow Public Schools Project, Series 2016,
5.000%, 9/01/23
No Opt. Call AA-   $ 6,959,241
Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Broken Arrow Public
Schools Project, Series 2019A:
8,335 5.000%, 9/01/27 No Opt. Call AA- 9,114,906
10,730 5.000%, 9/01/28 No Opt. Call AA- 11,906,652
Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Glenpool Public Schools
Project, Series 2017A:
765 5.000%, 9/01/23 No Opt. Call A+ 774,440
600 5.000%, 9/01/24 No Opt. Call A+ 620,052
1,330 5.000%, 9/01/25 No Opt. Call A+ 1,403,895
1,120 Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease
Revenue Bonds, Owasso Public Schools Project, Series 2018, 5.000%,
9/01/23
No Opt. Call A+   1,133,821
Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Sand Springs Public
Schools Project, Series 2019:
725 5.000%, 9/01/25 No Opt. Call A 761,859
500 4.000%, 9/01/26 No Opt. Call A 517,845
630 5.000%, 9/01/26 No Opt. Call A 671,202
1,010 5.000%, 9/01/27 No Opt. Call A 1,091,669
1,500 Tulsa Public Facilities Authority, Oklahoma, Capital Improvement
Revenue Bonds, Series 2020, 3.000%, 5/01/24
No Opt. Call AA-   1,500,465
30,465 Tulsa, Oklahoma, General Obligation Bonds, Refunding Series 2021A,
0.750%, 2/01/23
No Opt. Call Aa1   30,385,791
Tulsa, Oklahoma, General Obligation Bonds, Series 2021:
6,300 0.000%, 11/01/23 No Opt. Call Aa1 6,091,155
12,800 0.375%, 11/01/24 No Opt. Call Aa1 12,020,096
12,800 0.500%, 11/01/25 No Opt. Call Aa1 11,651,456
4,000 Tulsa, Oklahoma, General Obligation Bonds, Series 2022, 3.000%,
10/01/26
No Opt. Call Aa1   4,038,840
Wagoner County School Development Authority,
Oklahoma, Educational Facilities Lease Revenue Bonds,
Wagoner Public Schools Project, Series 2019:
1,450 4.000%, 9/01/27 No Opt. Call A- 1,496,139
300 4.000%, 9/01/28 No Opt. Call A- 311,799
Washington County Educational Facilities Authority,
Oklahoma, Educational Facilities Lease Revenue Bonds,
Caney Valley Public Schools Project, Series 2021:
325 3.000%, 9/01/23 No Opt. Call A- 324,649
710 3.000%, 9/01/25 No Opt. Call A- 709,723
530 3.000%, 9/01/27 No Opt. Call A- 525,421
445 3.000%, 9/01/29 No Opt. Call A- 439,393
1,250 3.000%, 9/01/31 No Opt. Call A- 1,226,950
Weatherford Industrial Trust Educational, Oklahoma,
Facilities Lease Revenue Bonds, Weatherford Public
Schools Project, Series 2019:
1,200 5.000%, 3/01/23 No Opt. Call A- 1,203,276
1,300 5.000%, 3/01/25 No Opt. Call A- 1,349,439
1,750 5.000%, 3/01/27 No Opt. Call A- 1,875,387
307,380 Total Oklahoma 310,631,111

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Oregon - 1.1%
Benton and Linn Counties District School District 509J
Corvallis, Oregon, General Obligation Bonds, Series
2018A:
$ 1,785 5.000%, 6/15/23 No Opt. Call AA+ $ 1,801,725
2,335 5.000%, 6/15/24 No Opt. Call AA+ 2,410,584
1,305 5.000%, 6/15/25 No Opt. Call AA+ 1,377,832
1,085 5.000%, 6/15/26 No Opt. Call AA+ 1,170,574
1,000 5.000%, 6/15/27 No Opt. Call AA+ 1,100,200
Clackamas and Washington Counties School District 3JT,
Oregon, General Obligation Bonds, Refunding Series
2015:
11,055 5.000%, 6/15/25 No Opt. Call AA+ 11,671,980
5,085 5.000%, 6/15/26 6/25 at 100.00 AA+ 5,372,506
Clackamas County School District 12, North Clackamas,
Oregon, General Obligation Bonds, Series 2017B:
2,375 5.000%, 6/15/27 No Opt. Call AA+ 2,607,750
2,045 5.000%, 6/15/28 6/27 at 100.00 AA+ 2,244,510
Clackamas County School District 12, North Clackamas,
Oregon, General Obligation Bonds, Series 2018:
1,440 4.000%, 6/15/23 No Opt. Call Aa1 1,446,826
1,010 5.000%, 6/15/25 No Opt. Call Aa1 1,065,378
Deschutes Public Library District, Deschutes County,
Oregon, General Obligation Bonds, Series 2021:
590 4.000%, 6/01/23 No Opt. Call Aa2 592,549
605 4.000%, 6/01/24 No Opt. Call Aa2 615,448
985 4.000%, 6/01/25 No Opt. Call Aa2 1,015,673
775 4.000%, 6/01/26 No Opt. Call Aa2 809,224
1,720 Multnomah County Hospital Facilities Authority, Oregon, Revenue
Bonds, Adventist Health System/West, Refunding Variable Rate Series
2019, 5.000%, 3/01/40, (Mandatory Put 3/01/25)
9/24 at 100.00 A   1,732,161
5,800 Multnomah County Hospital Facilities Authority, Oregon, Revenue
Bonds, Terwilliger Plaza-Parkview Project, Refunding Green Series
2021B-2, 0.950%, 6/01/27
1/23 at 100.00 BB+   5,067,750
11,585 Oregon Health and Science University, Revenue Bonds, Exchange Series
2021C, 4.000%, 7/01/42, (Mandatory Put 2/01/29)
11/28 at 100.00 AA-   12,208,852
7,225 Oregon Housing and Community Services Department, Single Family
Mortgage Revenue Bonds, Series 2021A, 2.050%, 7/01/36
7/30 at 100.00 Aa2   5,595,690
14,400 Oregon State  Business Development Commission, Recovery Zone
Facility Revenue Bonds, Intel Corporation Project, 232 Series 2010,
2.400%, 12/01/40, (Mandatory Put 8/14/23)
No Opt. Call A+   14,288,976
74,205 Total Oregon 74,196,188
Pennsylvania - 3.6%
3,150 Allegheny County Airport Authority, Pennsylvania, Airport Revenue
Bonds, Pittsburgh International Airport, Series 2021A, 5.000%,
1/01/26, (AMT)
No Opt. Call A2   3,282,143
Allegheny County Hospital Development Authority,
Pennsylvania, Revenue Bonds, Allegheny Health Network
Obligated Group Issue, Series 2018A:
1,405 5.000%, 4/01/23 No Opt. Call A 1,410,971
2,415 5.000%, 4/01/24 No Opt. Call A 2,472,791
2,730 5.000%, 4/01/25 No Opt. Call A 2,846,489
2,055 5.000%, 4/01/26 No Opt. Call A 2,176,286
4,435 5.000%, 4/01/27 No Opt. Call A 4,734,939

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
$ 250 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018,
5.000%, 5/01/23, 144A
No Opt. Call Ba3   $ 250,765
4,865 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project,
Refunding Series 2008A, 2.700%, 4/01/35 (7)
No Opt. Call N/R   6,081
5,055 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project,
Series 2006B, 3.500%, 12/01/35 (7)
No Opt. Call N/R   6,319
Berks County Industrial Development Authority,
Pennsylvania, Health System Revenue Bonds, Tower
Health Project, Series 2017:
2,405 5.000%, 11/01/25 No Opt. Call BB- 2,249,204
5,110 5.000%, 11/01/26 No Opt. Call BB- 4,674,526
3,965 5.000%, 11/01/27 No Opt. Call BB- 3,525,361
1,925 5.000%, 11/01/28 11/27 at 100.00 BB- 1,675,385
1,475 5.000%, 11/01/29 11/27 at 100.00 BB- 1,257,910
2,240 4.000%, 11/01/31 11/27 at 100.00 BB- 1,659,190
2,970 4.000%, 11/01/32 11/27 at 100.00 BB- 2,135,430
600 Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower
Health Project, Series 2020A, 5.000%, 2/01/25
No Opt. Call BB-   570,804
7,890 Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower
Health Project, Series 2020B-3, 5.000%, 2/01/40, (Mandatory Put
2/01/30)
8/29 at 101.50 BB-   6,592,016
2,690 Bethlehem Area School District Authority, Northampton and Lehigh
Counties, Pennsylvania, School Revenue Bonds, Bethlehem Area
School District Refunding Project, Series 2021A, 3.231%, 1/01/30,
(Mandatory Put 11/01/25) (SOFR*0.67% reference rate + 0.350%
spread) (5)
11/24 at 100.00 A1   2,611,291
1,000 Capital Region Water, Pennsylvania, Water Revenue Bonds, Series 2018,
5.000%, 7/15/25
No Opt. Call A+   1,052,030
3,775 Clarion County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Pennsylvania-American Water Company Project,
Refunding Series 2019, 2.450%, 12/01/39, (AMT), (Mandatory Put
12/03/29)
12/29 at 100.00 A+   3,398,708
Commonwealth Financing Authority, Pennsylvania,
Revenue Bonds, Refunding Forward Delivery Series
2020A:
1,500 5.000%, 6/01/24 No Opt. Call A1 1,541,235
2,820 5.000%, 6/01/25 No Opt. Call A1 2,954,514
3,000 5.000%, 6/01/26 No Opt. Call A1 3,203,700
Commonwealth Financing Authority, Pennsylvania, State
Appropriation Lease Bonds, Master Settlement, Series
2018:
2,530 5.000%, 6/01/23 No Opt. Call A1 2,546,369
3,295 5.000%, 6/01/24 No Opt. Call A1 3,375,036
5,925 Geisinger Authority, Montour County, Pennsylvania, Health System
Revenue Bonds, Geisinger Health System, Series 2020B, 5.000%,
4/01/43, (Mandatory Put 2/15/27)
8/26 at 100.00 AA-   6,256,207
5,565 Lehigh County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, Pennsylvania Power and Light Company,
Series 2016A, 3.000%, 9/01/29
No Opt. Call A+   5,494,213
10,000 Lehigh County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, Pennsylvania Power and Light Company,
Series 2016B, 2.625%, 2/15/27
No Opt. Call A+   9,694,900

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
Lower Merion School District, Montgomery County,
Pennsylvania, General Obligation Bonds, Series 2019:
$ 2,725 4.000%, 11/15/29 11/27 at 100.00 Aaa $ 2,900,354
4,555 4.000%, 11/15/30 11/27 at 100.00 Aaa 4,857,634
3,295 Lower Merion School District, Montgomery County, Pennsylvania,
General Obligation Bonds, Series 2021, 5.000%, 11/15/25
No Opt. Call Aaa   3,516,556
1,010 Lower Moreland Township School District, Montgomery County,
Pennsylvania, General Obligation Bonds, Series 2021B, 5.000%,
11/01/24
No Opt. Call AA   1,049,945
8,065 Luzerne County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Pennsylvania-American Water Company Project,
Refunding Series 2019, 2.450%, 12/01/39, (AMT), (Mandatory Put
12/03/29)
12/29 at 100.00 A+   7,273,582
1,125 Manheim Township School District, Lancaster County, Pennsylvania,
General Obligation Bonds, Series 2020, 4.000%, 2/01/26
No Opt. Call Aa2   1,163,835
504 Northampton County Industrial Development Authority, Pennsylvania,
Recovery Revenue Bonds, Northampton Generating Project, Senior
Lien Series 2013A0 & AE2, 0.900%, 12/31/23
1/23 at 100.00 N/R   90,750
204 Northampton County Industrial Development Authority, Pennsylvania,
Recovery Revenue Bonds, Northampton Generating Project, Senior
Lien Taxable Series 2013B, 0.900%, 12/31/23 (cash 5.000%, PIK
5.000%)
No Opt. Call N/R   36,750
5,945 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, Shippingport Project, First Energy
Guarantor., Series 2005A, 3.750%, 12/01/40 (7)
No Opt. Call N/R   7,431
3,565 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, Shippingport Project, First Energy
Guarantor., Series 2006A, 2.550%, 11/01/41 (7)
No Opt. Call N/R   4,456
15,000 Pennsylvania Economic Development Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Project, Refunding
Series 2021B, 1.100%, 6/01/31, (AMT), (Mandatory Put 11/02/26)
11/26 at 100.00 A-   13,128,000
3,750 Pennsylvania Economic Development Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Project, Series
2009, 0.950%, 12/01/33, (Mandatory Put 12/01/26)
No Opt. Call A-   3,253,162
3,905 Pennsylvania Economic Development Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Project, Series
2017A, 0.580%, 8/01/37, (AMT), (Mandatory Put 8/01/24)
No Opt. Call A-   3,663,437
1,270 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2017-122, 3.250%, 10/01/28
4/26 at 100.00 AA+   1,256,487
5,000 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2017-124B, 3.200%, 10/01/32
10/26 at 100.00 AA+   4,762,300
Pennsylvania Housing Finance Agency, Single Family
Mortgage Revenue Bonds, Series 2017-125A:
3,390 3.000%, 4/01/27, (AMT) No Opt. Call AA+ 3,284,842
3,345 3.050%, 10/01/27, (AMT) 4/27 at 100.00 AA+ 3,236,823
8,840 3.400%, 10/01/32, (AMT) 4/27 at 100.00 AA+ 8,355,126
1,035 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2019-128A, 3.650%, 10/01/32, (AMT)
10/27 at 100.00 AA+   1,006,972
2,555 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2019-129, 2.950%, 10/01/34
10/28 at 100.00 AA+   2,341,913
7,070 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2019-130A, 2.500%, 10/01/34
10/28 at 100.00 AA+   6,030,710

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
$ 4,850 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2020-132A, 2.300%, 10/01/35
10/29 at 100.00 AA+   $ 3,926,415
10,000 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2021-137, 2.250%, 10/01/36
4/31 at 100.00 AA+   7,726,200
10,000 Pennsylvania State, General Obligation Bonds, First Series 2022, 5.000%,
10/01/27
No Opt. Call Aa3   10,992,900
Pennsylvania Turnpike Commission, Turnpike Revenue
Bonds, Refunding Subordinate Second Series 2016B-2:
23,700 5.000%, 6/01/23 No Opt. Call A 23,863,056
8,095 5.000%, 6/01/24 - AGM Insured No Opt. Call AA 8,343,597
5,690 5.000%, 6/01/25 No Opt. Call A 5,954,699
4,410 5.000%, 6/01/29 6/26 at 100.00 A 4,677,555
Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, Saint Joseph?s University
Project, Refunding Series 2020C. Forward Delivery:
540 4.000%, 11/01/24 No Opt. Call A- 546,712
1,000 5.000%, 11/01/25 No Opt. Call A- 1,045,660
850 5.000%, 11/01/26 No Opt. Call A- 898,816
1,000 5.000%, 11/01/27 No Opt. Call A- 1,068,690
1,000 5.000%, 11/01/28 No Opt. Call A- 1,078,080
1,000 5.000%, 11/01/29 No Opt. Call A- 1,086,360
Philadelphia School District, Pennsylvania, General
Obligation Bonds, Green Series 2021B:
1,425 5.000%, 9/01/23 No Opt. Call A1 1,441,644
1,300 5.000%, 9/01/24 No Opt. Call A1 1,341,314
1,440 Scranton-Lackawanna Health and Welfare Authority, Pennsylvania,
University Revenue Bonds, Marywood University, Series 2016, 3.375%,
6/01/26
No Opt. Call BB+   1,358,827
2,680 Southeastern Pennsylvania Transportation Authority, Capital Grant
Receipts Bonds, Federal Transit Administration Section 5309 Fixed
Guideway Modernization Formula Funds, Series 2011, 5.000%,
6/01/23
No Opt. Call AA-   2,701,172
1,520 Southeastern Pennsylvania Transportation Authority, Capital Grant
Receipts Bonds, Federal Transit Administration Section 5337 State of
Good Repair Formula Program Funds, Refunding Series 2017, 5.000%,
6/01/24
No Opt. Call AA-   1,564,551
265 University of Pittsburgh of the Commonwealth System of Higher
Education, Pennsylvania, Pitt Asset Notes, Series 2021, 4.000%,
4/15/26
2/26 at 100.00 AA+   274,559
Washington County Industrial Development Authority,
Pennsylvania, College Revenue Bonds, AICUP Financing
Program-Washington and Jefferson College Project,
Series 2017-PP5:
2,530 5.000%, 11/01/23 No Opt. Call BBB+ 2,557,020
2,665 5.000%, 11/01/24 No Opt. Call BBB+ 2,731,119
2,550 5.000%, 11/01/25 No Opt. Call BBB+ 2,645,498
Westmoreland County Industrial Development Authority,
Pennsylvania, Revenue Bonds, Excela Health Project,
Series 2020A:
1,150 4.000%, 7/01/25 No Opt. Call Baa1 1,157,406
1,200 5.000%, 7/01/27 No Opt. Call Baa1 1,258,968
274,053 Total Pennsylvania 245,116,696

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Puerto Rico - 3.2%
Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Forward Delivery Series
2022A:
$ 3,430 5.000%, 7/01/24, 144A No Opt. Call N/R $ 3,433,396
4,600 5.000%, 7/01/25, 144A No Opt. Call N/R 4,604,232
Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2020A:
2,500 5.000%, 7/01/25, 144A No Opt. Call N/R 2,502,300
8,795 5.000%, 7/01/30, 144A No Opt. Call N/R 8,649,355
325 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021A, 5.000%, 7/01/25, 144A
No Opt. Call N/R   325,299
Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021B:
8,620 5.000%, 7/01/24, 144A No Opt. Call N/R 8,628,533
935 5.000%, 7/01/29, 144A No Opt. Call N/R 922,172
3,155 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior
Lien Series 2008A, 6.125%, 7/01/24
No Opt. Call CCC   3,191,598
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
6,143 0.000%, 7/01/24 No Opt. Call N/R 5,737,931
42,918 0.000%, 7/01/27 No Opt. Call N/R 34,774,739
6,143 0.000%, 7/01/29 7/28 at 98.64 N/R 4,484,329
38,944 0.000%, 7/01/31 7/28 at 91.88 N/R 25,417,580
39,027 0.000%, 7/01/33 7/28 at 86.06 N/R 22,750,790
12,661 4.500%, 7/01/34 7/25 at 100.00 N/R 11,975,533
105 0.000%, 7/01/46 7/28 at 41.38 N/R 26,002
100 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.329%, 7/01/40
7/28 at 100.00 N/R   90,333
Puerto Rico, General Obligation Bonds, Restructured
Series 2022A-1:
14,200 5.250%, 7/01/23 No Opt. Call N/R 14,202,080
592 0.000%, 7/01/24 No Opt. Call N/R 548,914
58,816 5.375%, 7/01/25 No Opt. Call N/R 59,300,417
1,447 5.625%, 7/01/27 No Opt. Call N/R 1,476,041
6,208 5.625%, 7/01/29 No Opt. Call N/R 6,362,393
81 5.750%, 7/01/31 No Opt. Call N/R 83,919
947 0.000%, 7/01/33 7/31 at 89.94 N/R 513,473
260,692 Total Puerto Rico 220,001,359
Rhode Island - 0.5%
1,610 Rhode Island Health and Educational Building Corporation, Public
Schools Financing Program Revenue Bonds, City of Providence, Series
2021D, 5.000%, 5/15/25 - BAM Insured
No Opt. Call AA   1,693,221
3,370 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, 2019 Series 70, 2.800%,
10/01/34
10/28 at 100.00 AA+   3,101,782
13,005 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, 2021 Series 75A,
2.050%, 10/01/36
4/30 at 100.00 AA+   9,839,453
9,795 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, 2022 Series 76A,
2.350%, 10/01/36
4/31 at 100.00 AA+   7,710,722
2,595 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bonds, Series 73-A, 2.100%, 10/01/35
10/29 at 100.00 AA+   2,061,286

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Rhode Island (continued)
$ 5,000 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bonds, Series 74, 2.125%, 10/01/36
4/30 at 100.00 AA+   $ 3,821,200
1,205 Rhode Island Housing and Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, Series 2020-72A,
2.300%, 10/01/35
10/29 at 100.00 AA+   1,012,730
2,490 Rhode Island State, General Obligation Bonds, Consolidated Capital
Development Loan, Refunding Series 2021C, 5.000%, 8/01/23
No Opt. Call AA   2,518,809
3,670 Rhode Island, General Obligation Bonds, Consolidated Capital
Development Loan, Series 2021A, 5.000%, 5/01/24
No Opt. Call AA   3,773,017
42,740 Total Rhode Island 35,532,220
South Carolina - 0.9%
1,245 Anderson, South Carolina, Water and Sewer Revenue Bonds, Refunding
Series 2022, 5.000%, 7/01/25
No Opt. Call Aa3   1,314,272
455 Lexington County Health Services District, Inc., South Carolina, Hospital
Revenue Bonds, Refunding Series 2017, 5.000%, 11/01/26
No Opt. Call A1   485,171
5,290 Patriots Energy Group Financing Agency, South Carolina, Gas Supply
Revenue Bonds, Series 2018A, 4.000%, 10/01/48, (Mandatory Put
2/01/24)
11/23 at 100.30 Aa1   5,285,874
1,140 South Carolina Housing Finance and Development Authority, Mortgage
Revenue Bonds, Series 2019B, 2.650%, 7/01/34
1/29 at 100.00 Aaa   998,423
2,840 South Carolina Housing Finance and Development Authority, Mortgage
Revenue Bonds, Series 2020B, 2.000%, 7/01/35
1/30 at 100.00 Aaa   2,243,912
6,160 South Carolina Housing Finance and Development Authority, Mortgage
Revenue Bonds, Series 2021A, 1.850%, 7/01/36
7/30 at 100.00 Aaa   4,618,953
South Carolina Housing Finance and Development
Authority, Mortgage Revenue Bonds, Series 2022C:
15,000 2.600%, 9/01/23 4/23 at 100.00 Aaa 14,942,850
15,000 2.750%, 3/01/24 8/23 at 100.00 Aaa 14,924,850
1,035 South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, FMU Student Housing LLC - Francis
Marion University Project, Series 2014A, 5.000%, 8/01/24
No Opt. Call Baa3   1,047,793
4,595 South Carolina Jobs-Economic Development Authority, Hospital
Revenue Bonds, Bon Secours Mercy Health, Inc, Series 2020B, 5.000%,
12/01/48, (Mandatory Put 10/01/25)
No Opt. Call AA-   4,826,450
South Carolina Jobs-Economic Development Authority,
Hospital Revenue Bonds, Palmetto Health, Refunding
Series 2013A:
1,450 5.250%, 8/01/24, (Pre-refunded 8/01/23) 8/23 at 100.00 N/R (4) 1,468,995
2,850 5.250%, 8/01/25, (Pre-refunded 8/01/23) 8/23 at 100.00 N/R (4) 2,887,335
3,610 5.250%, 8/01/26, (Pre-refunded 8/01/23) 8/23 at 100.00 N/R (4) 3,657,291
2,000 5.000%, 8/01/27, (Pre-refunded 8/01/23) 8/23 at 100.00 N/R (4) 2,023,380
62,670 Total South Carolina 60,725,549
South Dakota - 0.4%
Harrisburg Independent School District 41-2, South
Dakota, General Obligation Bonds, Series 2021:
1,355 5.000%, 2/01/23 No Opt. Call AA+ 1,356,978
570 5.000%, 8/01/23 No Opt. Call AA+ 576,760
1,485 5.000%, 2/01/24 No Opt. Call AA+ 1,519,081
425 5.000%, 8/01/24 No Opt. Call AA+ 439,747
800 5.000%, 2/01/25 No Opt. Call AA+ 836,752
475 5.000%, 8/01/25 No Opt. Call AA+ 502,346
1,410 5.000%, 8/01/26 No Opt. Call AA+ 1,522,603

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
South Dakota (continued)
$ 650 South Dakota Health and Educational Facilities Authority, Revenue
Bonds, Sanford Health, Series 2014B, 5.000%, 11/01/24
No Opt. Call AA-   $ 671,242
7,725 South Dakota Health and Educational Facilities Authority, Reveune
Bonds, Avera Health, Series 2019A, 5.000%, 7/01/33, (Mandatory Put
7/01/24)
4/24 at 100.00 AA-   7,900,357
3,060 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Series 2021A, 1.900%, 11/01/36
5/30 at 100.00 AAA   2,263,207
5,000 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Series 2021B, 1.850%, 11/01/36
5/30 at 100.00 AAA   3,715,550
7,310 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Series 2022B, 2.300%, 11/01/37
11/30 at 100.00 AAA   5,886,231
1,165 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Series 2022C, 4.125%, 11/01/37
11/31 at 100.00 AAA   1,147,607
31,430 Total South Dakota 28,338,461
Tennessee - 1.0%
Chattanooga Health, Educational and Housing Facility
Board, Tennessee, Revenue Bonds, CommonSpirit
Health, Series 2019A-1:
1,360 5.000%, 8/01/25 No Opt. Call A- 1,414,522
1,750 5.000%, 8/01/26 No Opt. Call BBB+ 1,844,448
4,430 Chattanooga, Tennessee, General Obligation Bonds, Refunding Series
2021B, 5.000%, 10/01/25
No Opt. Call AAA   4,715,646
Knox County Health, Educational and Housing Facility
Board, Tennessee, Hospital Revenue Bonds, East
Tennessee Children's Hospital, Series 2019:
2,335 5.000%, 11/15/32 2/29 at 100.00 A 2,503,283
2,810 5.000%, 11/15/33 2/29 at 100.00 A 3,004,340
1,200 Metropolitan Government of Nashville-Davidson County, Tennessee,
Exempt Facilities Revenue Bonds, Waste Management Inc., Series
2001, 0.580%, 8/01/31, (AMT), (Mandatory Put 8/01/24)
8/23 at 102.00 A-   1,125,768
Metropolitan Nashville Airport Authority, Tennessee,
Airport Improvement Revenue Bonds, Series 2022B:
745 5.000%, 7/01/26, (AMT) No Opt. Call A1 784,097
700 5.000%, 7/01/27, (AMT) No Opt. Call A1 743,309
1,030 5.000%, 7/01/28, (AMT) No Opt. Call A1 1,101,575
10,800 Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series 2021A,
4.000%, 12/01/51, (Mandatory Put 9/01/28)
6/28 at 100.68 A1   10,560,024
1,640 Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series 2022A,
5.500%, 10/01/53, (Mandatory Put 12/01/30)
9/30 at 100.10 Baa1   1,736,022
840 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2015-1C, 3.850%, 7/01/32
1/25 at 100.00 AA+   824,947
2,905 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2019-1, 3.400%, 7/01/34
7/28 at 100.00 AA+   2,821,016
3,035 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2019-2, 2.800%, 7/01/34
7/28 at 100.00 AA+   2,813,172
630 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2020-3A, 2.100%, 7/01/35
7/29 at 100.00 AA+   511,951
1,955 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2021-1, 2.050%, 7/01/36
7/30 at 100.00 AA+   1,531,410
2,285 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2021-2, 2.000%, 7/01/37
7/30 at 100.00 AA+   1,762,169

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tennessee (continued)
$ 3,520 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2021-3, 2.050%, 7/01/36
1/31 at 100.00 AA+   $ 2,726,205
900 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2022-2, 4.050%, 7/01/37
7/31 at 100.00 AA+   877,680
2,130 The Tennessee Energy Acquisition Corporation, Gas Project Revenue
Bonds, Series 2018, 4.000%, 11/01/49, (Mandatory Put 11/01/25)
8/25 at 100.22 A2   2,114,920
2,260 The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds,
Commodity Project,  Series 2021A, 5.000%, 5/01/52, (Mandatory Put
11/01/31)
8/31 at 100.85 A2   2,340,705
21,915 The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds,
Series 2006C, 4.000%, 5/01/48, (Mandatory Put 5/01/23)
2/23 at 100.43 A2   21,951,160
71,175 Total Tennessee 69,808,369
Texas - 3.6%
Alamo Community College District, Bexar County,
Texas, General Obligation Bonds, Maintenance Tax
Notes  Series 2022:
4,165 5.000%, 2/15/24 No Opt. Call AAA 4,261,961
5,000 5.000%, 2/15/25 No Opt. Call AAA 5,234,200
Austin Convention Enterprises Inc., Texas, Convention
Center Hotel Revenue Bonds, Refunding First Tier Series
2017A:
1,660 5.000%, 1/01/26 No Opt. Call BB+ 1,697,417
1,290 5.000%, 1/01/27 No Opt. Call BB+ 1,327,268
1,920 5.000%, 1/01/29 1/27 at 100.00 BB+ 1,972,627
27,550 Austin Independent School District, Travis County, Texas, General
Obligation Bonds, School Building Series 2022A, 5.000%, 8/01/24
No Opt. Call Aaa   28,514,801
Austin, Texas, Water and Wastewater System Revenue
Bonds, Refunding Series 2022:
1,000 5.000%, 11/15/25 No Opt. Call AA 1,066,380
1,000 5.000%, 11/15/26 No Opt. Call AA 1,085,910
10,000 Central Texas Regional Mobility Authority, Revenue Bonds, Anticipation
Notes Subordinate Lien Series 2021C, 5.000%, 1/01/27
1/26 at 100.00 BBB+   10,504,900
Central Texas Regional Mobility Authority, Revenue
Bonds, Senior Lien, Series 2016:
2,500 5.000%, 1/01/23 No Opt. Call A- 2,500,000
3,580 5.000%, 1/01/24 No Opt. Call A- 3,651,922
5,300 Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Refunding
Senior Lien Series 2019, 5.000%, 12/01/24
No Opt. Call AA+   5,523,448
1,010 Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds,
Refunding Series 2014A, 5.250%, 11/01/26, (AMT)
11/23 at 100.00 A+   1,023,988
Eagle Mountain and Saginaw Independent School
District, Tarrant County, Texas, General Obligation Bonds,
School Building Series 2021:
1,485 5.000%, 8/15/24 No Opt. Call Aaa 1,539,128
1,400 5.000%, 8/15/25 No Opt. Call Aaa 1,483,692
El Paso, El Paso County, Texas, Water and Sewer Revenue
Bonds, Refunding Series 2019B:
3,000 5.000%, 3/01/25 No Opt. Call AA+ 3,143,550
3,945 5.000%, 3/01/26 No Opt. Call AA+ 4,218,862
4,160 5.000%, 3/01/27 No Opt. Call AA+ 4,524,041
1,020 5.000%, 3/01/28 No Opt. Call AA+ 1,126,886
18,000 Grand Parkway Transportation Corporation, Texas, System Toll Revenue
Bonds, Bond Anticipation Note Series 2014A, 5.000%, 2/01/23, (ETM)
No Opt. Call A+  (4) 18,025,920

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 5,015 Harris County Cultural Education Facilities Finance Corporation,
Texas, Hospital Revenue Bonds, Memorial Hermann Health System,
Refunding Series 2020C-3, 5.000%, 6/01/32, (Mandatory Put
12/01/26)
9/26 at 101.02 A+   $ 5,360,082
3,345 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Health System, Series
2019B-2, 5.000%, 7/01/49, (Mandatory Put 12/01/24)
9/24 at 100.84 A+   3,456,322
3,240 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Health System, Series
2022B, 5.000%, 6/01/50, (Mandatory Put 12/01/28)
12/27 at 101.49 A+   3,540,769
3,110 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Healthcare System,
Series 2014A, 5.000%, 12/01/24
No Opt. Call A+   3,222,862
5,205 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Refunding Senior Lien Series 2014A, 5.000%, 11/15/24 - AGM Insured
No Opt. Call AA   5,388,893
Houston, Texas, Airport System Revenue Bonds,
Refunding & Subordinate Lien Series 2018C:
4,000 5.000%, 7/01/29, (AMT) 7/28 at 100.00 AA 4,256,280
6,000 5.000%, 7/01/30, (AMT) 7/28 at 100.00 AA 6,379,320
3,000 5.000%, 7/01/31, (AMT) 7/28 at 100.00 AA 3,186,210
6,690 Houston, Texas, Combined Utility System Revenue Bonds, Refunding
First Lien Series 2020A. Forward Delivery, 5.000%, 11/15/32
11/30 at 100.00 AA   7,659,983
Love Field Airport Modernization Corporation, Texas,
General Airport Revenue Bonds Series 2015:
1,455 5.000%, 11/01/23, (AMT) No Opt. Call A1 1,472,314
1,500 5.000%, 11/01/24, (AMT) No Opt. Call A1 1,543,635
95 Lower Colorado River Authority, Texas, Transmission Contract Revenue
Bonds, LCRA Transmission Services Corporation Project, Refunding
Series 2021, 5.000%, 5/15/25
No Opt. Call A+   99,244
3,950 Matagorda County Navigation District 1, Texas, Pollution Control
Revenue Bonds, Central Power & Light Company Project, Refunding
Series 1996, 0.900%, 5/01/30, (AMT), (Mandatory Put 9/01/23)
No Opt. Call A-   3,877,794
2,175 Mission Economic Development Corporation, Texas, Revenue Bonds,
Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31,
(AMT), 144A
1/23 at 104.00 BB-   2,096,744
10,000 North Texas Municipal Water District, Water System Revenue Bonds,
Refunding Series 2021A, 4.000%, 9/01/25
No Opt. Call AAA   10,358,500
8,000 North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier Series 2022A, 5.000%, 1/01/25
No Opt. Call AA-   8,320,720
North Texas Tollway Authority, System Revenue Bonds,
Refunding First Tier, Series 2014A:
3,030 5.000%, 1/01/23 No Opt. Call AA- 3,030,000
2,015 5.000%, 1/01/23, (ETM) No Opt. Call N/R (4) 2,015,000
4,890 5.000%, 1/01/24 No Opt. Call AA- 4,988,240
2,435 5.000%, 1/01/24, (ETM) No Opt. Call N/R (4) 2,485,356
North Texas Tollway Authority, System Revenue Bonds,
Refunding First Tier, Series 2017A:
390 5.000%, 1/01/24 1/23 at 100.00 AA- 390,562
3,200 5.000%, 1/01/27 1/26 at 100.00 AA- 3,396,320
1,680 Port of Houston Authority, Harris County, Texas, General Obligation
Bonds, First Lien Series 2021, 5.000%, 10/01/24
No Opt. Call AA+   1,745,100
1,375 San Antonio Independent School District, Bexar County, Texas, General
Obligation Bonds, School Building Series 2022, 5.000%, 8/15/24
No Opt. Call Aaa   1,424,005

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 4,075 San Antonio, Texas, General Obligation Bonds, General Improvement
Series 2020, 5.000%, 8/01/29
No Opt. Call AAA   $ 4,649,127
8,830 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Scott & White Healthcare Project, Series
2022E, 5.000%, 11/15/52, (Mandatory Put 5/15/26)
11/25 at 100.60 AA-   9,325,010
450 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, MRC Methodist Retirement
Communities Stevenson Oaks Project, Mandatory Paydown Series
2020B-2, 3.000%, 11/15/26
1/23 at 100.00 N/R   429,669
2,475 Texas Department of Housing and Community Affairs, Residential
Mortgage Revenue Bonds, Premium Series 2019A, 3.500%, 7/01/34
7/28 at 100.00 Aaa   2,372,337
3,405 Texas Department of Housing and Community Affairs, Single Family
Mortgage Revenue Bonds, Series 2021A, 1.850%, 9/01/36
3/30 at 100.00 Aaa   2,512,481
Texas Private Activity Bond Surface Transportation
Corporation, Senior Lien Revenue Bonds, LBJ
Infrastructure Group LLC IH-635 Managed Lanes Project,
Refunding  Series 2020A:
3,025 4.000%, 12/31/30 No Opt. Call Baa2 3,027,148
4,005 4.000%, 6/30/31 12/30 at 100.00 Baa2 4,002,356
Texas Water Development Board, State Revolving Fund
Revenue Bonds, New Series 2020:
1,370 5.000%, 8/01/23 No Opt. Call AAA 1,386,645
1,825 5.000%, 8/01/25 No Opt. Call AAA 1,933,807
Texas Water Development Board, State Water
Implementation Revenue Fund Bonds, Master Trust
Series 2018A:
7,100 5.000%, 10/15/23 No Opt. Call AAA 7,218,286
13,065 5.000%, 10/15/24 No Opt. Call AAA 13,595,570
1,000 Trinity River Authority, Texas, Regional Wastewater System Revenue
Bonds, Series 2022, 5.000%, 8/01/27
No Opt. Call AAA   1,102,420
1,300 University of Houston, Texas, Consolidated Revenue Bonds, Refunding
Series 2022A, 5.000%, 2/15/26
No Opt. Call AA   1,393,067
236,705 Total Texas 245,069,079
Utah - 0.3%
Intermountain Power Agency, Utah, Power Supply
Revenue Bonds, Series 2022A:
2,470 5.000%, 7/01/26 No Opt. Call Aa3 2,662,932
2,750 5.000%, 7/01/27 No Opt. Call Aa3 3,022,030
3,070 5.000%, 7/01/28 No Opt. Call Aa3 3,427,440
4,000 Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc.,
Series 2018B-2, 5.000%, 5/15/57, (Mandatory Put 8/01/24)
2/24 at 100.00 AA+   4,077,280
5,000 Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc.,
Series 2020B-2, 5.000%, 5/15/60, (Mandatory Put 8/01/26)
2/26 at 102.03 AA+   5,325,350
700 Utah Telecommunication Open Infrastructure Agency, Utah, Revenue
Bonds, Refunding Sales Tax and Telecommunication Series 2022,
5.000%, 6/01/26
No Opt. Call AA-   744,954
17,990 Total Utah 19,259,986

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Vermont - 0.0%
$ 1,178 Vermont Housing Finance Agency, Multiple Purpose Bonds, Series
2021A, 2.200%, 11/01/36
11/30 at 100.00 Aa1 $ 950,045
Virginia - 2.1%
3,225 Charles City County Industrial Development Authority, Virginia, Solid
Waste Disposal Facility Revenue Bonds, Waste Management, Inc.,
Series 2002, 1.450%, 4/01/27, (AMT)
No Opt. Call A-   2,809,072
15,485 Chesapeake Bay Bridge and Tunnel District, Virginia, General Resolution
Revenue Bonds, First Tier Bond Anticipation Notes Series 2019,
5.000%, 11/01/23
No Opt. Call BBB   15,627,617
Fairfax County Economic Development Authority,
Virginia, Revenue Bonds, Wiehle Avenue Metrorail
Station Parking Project, Refunding Series 2020. Forward
Delivery:
2,160 5.000%, 8/01/24 No Opt. Call AA+ 2,229,897
2,240 5.000%, 8/01/25 No Opt. Call AA+ 2,368,957
2,045 5.000%, 8/01/26 No Opt. Call AA+ 2,208,314
2,850 5.000%, 8/01/27 No Opt. Call AA+ 3,136,738
1,600 5.000%, 8/01/29 No Opt. Call AA+ 1,823,344
8,820 Federal Home Loan Mortgage Corporation, Multifamily Variable Rate
Certificates Relating to Municpal Securities Class A Series 2019M-057,
2.400%, 10/15/29
No Opt. Call AA+   8,351,305
5,015 Halifax County Industrial Development Authority, Virginia, Recovery
Zone Facility Revenue Bonds, Virginia Electric & Power Company
Project, Series 2010A, 1.650%, 12/01/41, (Mandatory Put 5/31/24)
No Opt. Call A2   4,817,359
16,425 Hampton Roads Transportation Accountability Commission, Virginia,
Revenue Bonds, Hampton Roads Transportation Fund, Senior Lien
Bond Anticipation Notes, Series 2021A, 5.000%, 7/01/26
No Opt. Call Aa2   17,696,623
7,555 Loudoun County, Virginia, General Obligation Bonds, Public
Improvement Series 2021A, 5.000%, 12/01/25
No Opt. Call AAA   8,075,690
5,320 Norfolk Economic Development Authority, Virginia, Hospital Facility
Revenue Bonds, Sentara Healthcare Systems, Refunding Series 2018A,
5.000%, 11/01/48, (Mandatory Put 11/01/28)
No Opt. Call AA   5,832,263
22,000 Virginia Small Business Financing Authority, Environmental Facilities
Revenue Bonds (Pure Salmon Virginia LLC Project), Series 2022,
3.500%, 11/01/52, (AMT), (Mandatory Put 11/01/23)
8/23 at 100.00 N/R   21,923,440
3,695 Virginia Transportation Board, Transportation Contract Revenue Bonds,
Route 28 Project, Refunding Series 2002, 0.000%, 4/01/24 - NPFG
Insured
No Opt. Call AA+   3,553,999
3,000 Virginia Transportation Board, Transportation Revenue Bonds, Capital
Projects, Refunding Series 2017A, 5.000%, 5/15/24
No Opt. Call AA+   3,090,180
25,095 Wise County Industrial Development Authority, Virginia, Solid Waste
and Sewage Disposal Revenue Bonds, Virginia Electric and Power
Company, Series 2009A, 0.750%, 10/01/40, (Mandatory Put 9/02/25)
No Opt. Call A2   22,762,671
18,530 Wise County Industrial Development Authority, Virginia, Solid Waste
and Sewage Disposal Revenue Bonds, Virginia Electric and Power
Company, Series 2010A, 1.200%, 11/01/40, (Mandatory Put 5/31/24)
No Opt. Call A2   17,687,256
145,060 Total Virginia 143,994,725
Washington - 2.4%
2,000 Auburn School District No. 408 King and Pierce Counties, Washington
Unlimited Tax General Obligation and Refunding Bonds, Series 2022,
5.000%, 12/01/24
No Opt. Call Aaa   2,086,980
10,285 Energy Northwest, Washington, Electric Revenue Bonds, Columbia
Generating Station, Refunding Series 2015A, 5.000%, 7/01/23
No Opt. Call Aa2   10,387,953

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Washington (continued)
$ 5,270 Energy Northwest, Washington, Electric Revenue Bonds, Nuclear Project
1, Refunding Series 2015C, 5.000%, 7/01/25
No Opt. Call Aa2   $ 5,569,758
10,605 Energy Northwest, Washington, Electric Revenue Bonds, Nuclear Project
1, Refunding Series 2017A, 5.000%, 7/01/27
No Opt. Call Aa2   11,630,503
2,015 King and Pierce Counties School District 408 Auburn, Washington,
General Obligation Bonds, Refunding Series 2020, 5.000%, 12/01/25
No Opt. Call Aaa   2,149,783
King County Public Hospital District 1, Washington,
Limited Tax General Obligation Bonds, Valley Medical
Center, Refunding Series 2016:
6,485 5.000%, 12/01/23 No Opt. Call A2 6,597,126
7,295 5.000%, 12/01/24 No Opt. Call A2 7,580,380
13,045 King County, Washington, Sewer Revenue Bonds, Refunding Junior Lien
Series 2020A, 0.625%, 1/01/32, (Mandatory Put 1/01/24)
7/23 at 100.00 AA   12,611,384
12,770 Port of Seattle, Washington, Revenue Bonds, Refunding Intermediate
Lien Private Activity Series 2022B, 5.000%, 8/01/27, (AMT)
No Opt. Call AA-   13,589,706
2,315 Seattle, Washington, General Obligation Bonds, Refunding &
Improvement Series 2022A, 4.000%, 9/01/25
No Opt. Call AAA   2,399,798
Seattle, Washington, Municipal Light and Power Revenue
Bonds, Refunding & Improvement Series 2022:
18,495 5.000%, 7/01/24 No Opt. Call AA 19,100,156
14,635 5.000%, 7/01/25 No Opt. Call AA 15,467,439
12,105 Spokane, Washington, Water and Wastewater System Revenue Bonds,
Green Series 2014, 4.000%, 12/01/32
12/24 at 100.00 AA   12,305,701
2,405 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/27
No Opt. Call A-   2,565,654
1,080 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019B-1, 5.000%, 8/01/49, (Mandatory
Put 8/01/24)
2/24 at 100.00 A-   1,095,142
3,400 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019B-2, 5.000%, 8/01/49, (Mandatory
Put 8/01/25)
2/25 at 100.00 A-   3,501,320
Washington Health Care Facilities Authority, Revenue
Bonds, Fred Hutchinson Cancer Research Center, Series
2015:
1,955 5.000%, 1/01/24, (ETM) No Opt. Call A2 (4) 1,996,388
1,310 5.000%, 1/01/25, (ETM) No Opt. Call A2 (4) 1,369,251
5,355 Washington Health Care Facilities Authority, Revenue Bonds, MultiCare
Health System, Series 2015B, 5.000%, 8/15/27
8/25 at 100.00 A+   5,587,782
Washington Health Care Facilities Authority, Revenue
Bonds, Providence Saint Joseph Health, Series 2018B:
1,490 5.000%, 10/01/25 No Opt. Call A+ 1,567,867
2,020 5.000%, 10/01/26 No Opt. Call A+ 2,160,067
3,045 5.000%, 10/01/27 No Opt. Call A+ 3,307,814
2,360 5.000%, 10/01/28 No Opt. Call A+ 2,602,537
2,750 Washington State Housing Finance Commission, Non-Profit Housing
Revenue Bonds, Eliseo Project, Refunding Ser 2021B-2. TEMPS-60.
TAX-EXEMPT MANDATORY PAYDOWN SECURITIES-60, 2.125%,
7/01/27, 144A
1/23 at 100.00 N/R   2,467,410
3,755 Washington State Housing Finance Commission, Single Family Program
Bonds, Series 2021-1N, 2.000%, 12/01/36
6/30 at 100.00 Aaa   2,892,552
1,500 Washington State Housing Finance Commission, Single Family Program
Bonds, Series 2021-2N, 2.250%, 12/01/36
6/31 at 100.00 Aaa   1,194,690

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Washington (continued)
$ 6,295 Washington State, Federal Highway Grant Anticipation Revenue Bonds,
Garvee - SR 520 Corridor Program, Refunding Bonds, Series R-2022E,
5.000%, 9/01/24
No Opt. Call AA   $ 6,500,217
156,040 Total Washington 160,285,358
West Virginia - 0.7%
6,110 West Virginia Economic Development Authority, Solid Waste Disposal
Facilities Revenue Bonds, Appalachian Power Company - Amos
Project, Refunidng Series 2015A, 2.550%, 3/01/40, (Mandatory Put
4/01/24)
No Opt. Call A-   5,989,938
7,095 West Virginia Economic Development Authority, Solid Waste Disposal
Facilities Revenue Bonds, Appalachian Power Company - Amos
Project, Series 2010, 0.625%, 12/01/38, (Mandatory Put 12/15/25)
No Opt. Call A-   6,401,747
7,775 West Virginia Economic Development Authority, Solid Waste Disposal
Facilities Revenue Bonds, Appalachian Power Company - Amos
Project, Series 2011A, 1.000%, 1/01/41, (AMT), (Mandatory Put
9/01/25)
No Opt. Call A-   7,163,652
10,000 West Virginia Economic Development Authority, Solid Waste Disposal
Facilities Revenue Bonds, Appalachian Power Company - Amos
Project, Seriess 2009A, 3.750%, 12/01/42, (Mandatory Put 6/01/25)
No Opt. Call A-   9,921,900
14,315 West Virginia Economic Development Authority, Solid Waste Disposal
Facilities Revenue Bonds, Wheeling Power Company - Mitchell Project,
Refunding Series 2013A, 3.000%, 6/01/37, (AMT), (Mandatory Put
6/18/27)
No Opt. Call A-   13,585,794
West Virginia Hospital Finance Authority, Hospital
Revenue Bonds, Charleston Area Medical Center, Series
2014A:
1,140 5.000%, 9/01/24 No Opt. Call Baa1 1,170,256
2,100 5.000%, 9/01/27 9/24 at 100.00 Baa1 2,143,050
1,000 5.000%, 9/01/28 9/24 at 100.00 Baa1 1,020,110
49,535 Total West Virginia 47,396,447
Wisconsin - 2.8%
Dane County, Wisconsin, General Obligation Bonds,
Airport Project Promissory Note Series 2022A:
8,815 4.000%, 6/01/24 No Opt. Call AAA 8,970,937
7,585 4.000%, 6/01/25 No Opt. Call AAA 7,789,568
Dodge County, Wisconsin, General Obligation Bonds,
Refunding Series 2022A:
1,395 3.000%, 3/01/24 No Opt. Call Aa2 1,397,776
1,385 3.000%, 3/01/25 No Opt. Call Aa2 1,390,346
1,385 3.000%, 3/01/26 No Opt. Call Aa2 1,390,665
2,500 Eau Claire Area School District, Eau Claire County, Wisconsin, Bonds
Anticipation Notes, Series 2022, 4.000%, 6/21/23
3/23 at 100.00 N/R   2,501,075
2,250 Green Bay Area Public School District, Brown County, Wisconsin,
General Obligation Bonds, Promissory Notes Series 2022, 5.000%,
4/01/24
No Opt. Call Aa2   2,309,400
10,000 Madison Metropolitan School District, Wisconsin, Tax and Revenue
Anticipation Promissory Notes, Series 2022, 5.000%, 9/05/23
No Opt. Call N/R   10,134,700
Middleton-Cross Plains Area School District, Dane
County, Wisconsin, General Obligation Bonds, Refunding
Series 2021A:
4,315 2.000%, 3/01/23 No Opt. Call Aa1 4,305,205
4,275 2.000%, 3/01/24 No Opt. Call Aa1 4,214,081
4,365 2.000%, 3/01/25 No Opt. Call Aa1 4,257,883

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
$ 12,515 Milwaukee, Wisconsin, General Obligation Bonds, Promissory Note
Series 2021-N3, 5.000%, 4/01/24
No Opt. Call A   $ 12,782,195
10,000 Public Finance Authority of Wisconsin, Pollution Control Revenue Bonds,
Duke Energy Progress Project, Refunding Series 2022A-2, 3.300%,
10/01/46, (Mandatory Put 10/01/26)
No Opt. Call Aa3   10,022,500
4,200 Public Finance Authority of Wisconsin, Retirement Facilities First
Mortgage Revenue Bonds, Whitestone Masonic and Eastern Star
Home of Norht Carolina, Series 2020B-2, 3.000%, 3/01/26, 144A
1/23 at 100.00 N/R   3,943,170
5,000 Public Finance Authority of Wisconsin, Revenue Bonds, SearStone
Retirement Community, Series 2021B-2, 2.250%, 6/01/27
No Opt. Call N/R   4,469,200
12,305 Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue
Bonds, Waste Management Inc., Refunding Series 2016A-3, 1.100%,
7/01/29, (Mandatory Put 6/01/26)
No Opt. Call A-   10,924,625
4,000 Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue
Bonds, Waste Management Inc., Refunding Series 2016A-4, 1.100%,
4/01/33, (Mandatory Put 6/01/26)
No Opt. Call A-   3,551,280
1,000 Public Finance Authority, Wisconsin, Exempt Facilities Revenue Bonds,
Celanese Project, Refunding Series 2016A, 5.000%, 1/01/24
No Opt. Call BBB-   1,001,230
Public Finance Authority, Wisconsin, Exempt Facilities
Revenue Bonds, Celanese Project, Refunding Series
2016C:
2,250 4.050%, 11/01/30 5/26 at 100.00 BBB- 2,126,790
5,000 4.300%, 11/01/30 5/26 at 100.00 BBB- 4,806,650
5,000 Pulaski Community School District, Brown County, Wisconsin, Bond
Anticipation Notes, Series 2023, 4.000%, 7/12/23 (WI/DD, Settling
1/12/23)
4/23 at 100.00 N/R   5,003,100
7,500 School District of Monroe Green County, Wisconsin Bond Anticipation
Notes, 4.000%, 6/14/23
3/23 at 100.00 N/R   7,504,050
25,000 Shorewood School District, Milwaukee County, Wisconsin, Bond
Anticipation Notes, Series 2021, 0.450%, 10/01/23
1/23 at 100.00 N/R   24,342,500
3,375 Waushara County, Wisconsin Note Anticipation Notes, Series 2022A,
4.500%, 6/01/27
6/25 at 100.00 A+   3,479,287
4,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Advocate Aurora Health Credit Group, Series 2018C-
1, 5.000%, 8/15/54, (Mandatory Put 7/29/26)
No Opt. Call AA   4,252,960
8,060 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Marshfield Clinic Health System, Inc., Series 2020B-1,
5.000%, 2/15/52, (Mandatory Put 2/15/25)
8/24 at 100.00 A-   8,233,048
3,300 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, ProHealth Care, Inc. Obligated Group, Refunding
Series 2015, 3.375%, 8/15/29
8/24 at 100.00 A+   3,304,653
3,465 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Saint Camillus Health System Inc, TEMPS 70 Series
2019B-2, 2.550%, 11/01/27
1/23 at 100.00 N/R   3,255,125
6,250 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Saint Camillus Health System Inc, TEMPS 85 Series
2019B-1, 2.825%, 11/01/28
1/23 at 100.00 N/R   5,535,063
Wisconsin Housing and Ecconomic Development
Authority, Home Ownership Revenue Bonds, Series
2019C:
1,770 2.200%, 3/01/31 9/28 at 100.00 AA 1,541,440
1,785 2.200%, 9/01/31 9/28 at 100.00 AA 1,540,366
4,930 2.500%, 9/01/34 9/28 at 100.00 AA 4,131,438

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
$ 5,475 Wisconsin State, General Obligation Bonds, Refunding Series 2021-1,
5.000%, 5/01/27
No Opt. Call AA+   $ 6,021,186
9,000 Wisconsin State, General Obligation Bonds, Refunding Series 2023-1,
5.000%, 5/01/24 (WI/DD, Settling 1/31/23)
No Opt. Call AA+   9,250,200
WPPI Energy, Wisconsin, Power Supply System Revenue
Bonds, Refunding Series 2014A:
755 5.000%, 7/01/25 7/24 at 100.00 A1 774,683
1,520 5.000%, 7/01/26 7/24 at 100.00 A1 1,560,295
1,170 5.000%, 7/01/27 7/24 at 100.00 A1 1,200,151
196,895 Total Wisconsin 193,218,821
Wyoming - 0.5%
20,555 Sweetwater County, Wyoming, Pollution Control Revenue Refunding
Bonds, Idaho Power Company Project, Series 2006, 1.700%, 7/15/26
No Opt. Call A2   19,150,888
2,690 University of Wyoming, Facilities Revenue Bonds, Supplemental
Coverage Program, Refunding Series 2021A, 5.000%, 6/01/24
No Opt. Call AA-   2,766,208
2,510 Wyoming Community Development Authority, Housing Revenue Bonds,
2019 Series 3, 2.450%, 12/01/34
12/28 at 100.00 AA+   2,230,587
1,240 Wyoming Community Development Authority, Housing Revenue Bonds,
2020 Series 1, 2.625%, 12/01/35
6/29 at 100.00 AA+   1,107,791
2,500 Wyoming Community Development Authority, Housing Revenue Bonds,
2020 Series 2, 2.100%, 12/01/35
6/30 at 100.00 AA+   1,966,050
5,300 Wyoming Community Development Authority, Housing Revenue Bonds,
2021 Series 3, 2.000%, 12/01/36
12/30 at 100.00 AA+   4,179,209
34,795 Total Wyoming 31,400,733
$ 6,827,990 Total Municipal Bonds (cost $6,935,969,364) 6,637,650,499
Shares Description (1) Value
X 221,908,029 COMMON STOCKS - 3.3%
X 221,908,029
Independent Power And Renewable Electricity Producers - 3.3%
2,813,414 Energy Harbor Corp (8),(9) $ 221,908,029
Total Common Stocks (cost $57,727,851) 221,908,029
Total Long-Term Investments (cost $6,993,697,215) 6,859,558,528
Borrowings - (1.5)% (10) (101,758,583)
Other Assets Less Liabilities -  0.7% 47,693,980
Net Assets - 100% $ 6,805,493,925

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 6,637,650,499 $ – $ 6,637,650,499
Common Stocks – 221,908,029 – 221,908,029
Total
$ – $ 6,859,558,528 $ – $ 6,859,558,528
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(6) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(7) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(8) Common Stock received as part of the bankruptcy settlements during February 2020, for Beaver County Industrial Development Authority,
Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35, Beaver
County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project,
Series 2008A, 2.700%, 4/01/35, Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy
Generation Corporation Project, Series 2009A, 5.700%, 8/01/20, Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009B, 3.100%, 3/01/23, Ohio Air Quality Development Authority, Ohio,
Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23,Ohio Air Quality Development
Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2006B, 0.000%, 1/01/34,Ohio
Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series
2008B, 3.625%, 10/01/33, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating
Corporation Project, Series 2005B, 4.000%, 1/01/34, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds,
FirstEnergy Nuclear Generating Corporation Project, Series 2006A, 3.000%, 5/15/20, Ohio Water Development Authority, Pollution Control
Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33, Ohio Water Development
Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008B, 3.625%, 10/01/33,
Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series
2010A, 3.750%, 7/01/33, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating
Corporation Project, Series 2010C, 4.000%, 6/01/33, Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue
Bonds, Shippingport Project, First Energy Guarantor, Series 2005A, 3.750%, 12/01/40, Pennsylvania Economic Development Financing
Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2006A, 2.550%, 11/01/41.
(9) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(10) Borrowings as a percentage of Total Investments is 1.5%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
SIFMA Securities Industry and Financial Market Association
SOFR Secured Overnight Financing Rate
WI/DD Purchased on a when-issued or delayed delivery basis.

Nuveen High Yield Municipal Bond Fund
Portfolio of Investments December 31, 2022
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 136.5%
X
21,309,878,339 MUNICIPAL BONDS - 126.4%
X 21,309,878,339
Alabama - 1.5%
$ 2,917 Adamsville Solid Waste Disposal Authority, Alabama, Solid Waste
Disposal Revenue Bonds, Big Sky Environmental LLC Project,
Refunding Taxable Series 2017C, 1.000%, 9/01/37, 144A (4)
1/23 at 100.00 N/R   $ 29
16,000 Adamsville Solid Waste Disposal Authority, Alabama, Solid Waste
Disposal Revenue Bonds, Big Sky Environmental LLC Project, Series
2017A, 6.750%, 9/01/37, 144A (4)
9/27 at 100.00 N/R   11,200,000
3,398 Adamsville Solid Waste Disposal Authority, Alabama, Solid Waste
Disposal Revenue Bonds, Big Sky Environmental LLC Project, Taxable
Series 2017B, 6.750%, 9/01/37, 144A (4)
9/27 at 100.00 N/R   2,378,353
10,000 Alabama Private Colleges and University Facilities Authority, Limited
Obligation Bonds, University of Mobile Project, Series 2015A, 6.000%,
9/01/45, 144A
9/25 at 100.00 N/R   10,081,900
Birmingham Special Care Facilities Financing Authority,
Alabama, Revenue Bonds, Methodist Home for the
Aging, Refunding Series 2015-1:
1,350 5.750%, 6/01/35 6/26 at 100.00 N/R 1,255,878
2,500 5.750%, 6/01/45 6/26 at 100.00 N/R 2,194,850
4,220 Homewood Educational Building Authority, Alabama, Educational
Facilities Revenue Bonds, Samford University, Series 2019A, 4.000%,
12/01/49, (UB) (5)
12/29 at 100.00 A3   3,659,922
1,645 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation
Proejcet, Green Series 2020, 6.375%, 11/01/50, (AMT), (Mandatory Put
11/01/30)
No Opt. Call B1   1,824,667
97,600 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation
Proejcet, Series 2019, 5.750%, 10/01/49, (AMT)
10/29 at 100.00 B1   100,833,488
20,370 Huntsville Healthcare Authority, Alabama, Revenue Bonds, Series 2020B,
4.000%, 6/01/45, (UB) (5)
6/30 at 100.00 A1   18,917,008
Jefferson County, Alabama, Sewer Revenue Warrants,
Senior Lien Series 2013C:
5,000 6.500%, 10/01/38 - AGM Insured (5) 10/23 at 105.00 BB+ 5,129,350
5,000 6.600%, 10/01/42 - AGM Insured (5) 10/23 at 105.00 BB+ 5,120,650
2,520 6.750%, 10/01/46 - AGM Insured 10/23 at 105.00 BB+ 2,561,202
17,800 Jefferson County, Alabama, Sewer Revenue Warrants, Subordinate Lien
Series 2013D, 6.000%, 10/01/42
10/23 at 105.00 BB   18,982,098
1,000 Jefferson County, Alabama, Sewer Revenue Warrants, Subordinate Lien
Series 2013E, 0.000%, 10/01/35
10/23 at 41.20 BB   402,200
1,250 MidCity Improvement District, Alabama, Special Assessment Revenue
Bonds, Series 2022, 4.750%, 11/01/49
11/32 at 100.00 N/R   955,775
32,835 Mobile Spring Hill College Educational Building Authority, Alabama,
Revenue Bonds, Spring Hill College Project, Series 2015, 5.875%,
4/15/45
4/25 at 100.00 N/R   32,409,787
Talladega, Alabama, Water and Sewer Revenue Warrants,
Series 2021A:
2,000 3.000%, 9/01/46 - AGM Insured 9/31 at 100.00 AA 1,508,200
3,000 3.000%, 9/01/51 - AGM Insured 9/31 at 100.00 AA 2,169,120

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Alabama (continued)
$ 24,655 Tuscaloosa County Industrial Development Authority, Alabama, Gulf
Opportunity Zone Bonds, Hunt Refining Project, Refunding Series
2019A, 5.250%, 5/01/44, 144A
5/29 at 100.00 N/R   $ 21,690,483
15,610 UAB Medicine Finance Authority, Alabama, Revenue Bonds, Series
2019B, 4.000%, 9/01/48, (UB) (5)
9/29 at 100.00 AA-   14,903,647
270,670 Total Alabama 258,178,607
Arizona - 3.0%
6,360 Arizona Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Linder Village Project in Meridian, Ada
County, Idaho, Series 2020, 5.000%, 6/01/31, 144A
No Opt. Call N/R   6,293,029
Arizona Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Basis Schools, Inc.
Projects, Series 2017A:
1,670 5.125%, 7/01/37, 144A 7/26 at 100.00 BB 1,657,341
2,000 5.250%, 7/01/47, 144A 7/26 at 100.00 BB 1,898,820
1,885 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2017D, 5.000%,
7/01/51, 144A
7/27 at 100.00 BB   1,702,607
Arizona Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Franklin Phonetic
Charter School Project, Refunding Series 2017:
580 5.500%, 7/01/37, 144A 7/27 at 100.00 N/R 561,440
1,390 5.750%, 7/01/47, 144A 7/27 at 100.00 N/R 1,308,379
1,505 5.875%, 7/01/52, 144A 7/27 at 100.00 N/R 1,423,595
Arizona Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, KIPP Nashville Project,
Series 2022A:
1,500 5.000%, 7/01/57 7/30 at 100.00 BBB 1,462,860
1,000 5.000%, 7/01/62 7/30 at 100.00 BBB 957,840
2,000 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Leman Academy of Excellence ? East Tucson &
Central Tucson Projects, Series 2019A, 5.000%, 7/01/54, 144A
7/24 at 101.00 N/R   1,751,500
Arizona Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Montessori Academy
Projects, Refunding Series 2017A:
700 6.000%, 11/01/37, 144A 11/27 at 100.00 N/R 604,100
3,850 6.250%, 11/01/50, 144A 11/27 at 100.00 N/R 3,134,786
Arizona Industrial Development Authority, Arizona,
Education Revenue Bonds, Academies of Math & Science
Projects, Series 2017B:
1,280 5.125%, 7/01/47, 144A 7/27 at 100.00 BB+ 1,197,875
565 5.250%, 7/01/51, 144A 7/27 at 100.00 BB+ 532,411
Arizona Industrial Development Authority, Arizona,
Education Revenue Bonds, Academies of Math & Science
Projects, Series 2022:
285 5.000%, 7/01/32, 144A No Opt. Call BB+ 287,180
3,000 5.250%, 7/01/52, 144A 7/32 at 100.00 BB+ 2,820,480
1,340 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Ball Charter Schools Project, Series 2022, 4.000%, 7/01/51
7/31 at 100.00 BBB-   1,113,218
15,000 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Heritage Academy - Gateway and Laveen Pojects, Series
2021B, 5.000%, 7/01/51, 144A
7/28 at 103.00 N/R   10,782,900
15,000 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Heritage Academy - Gateway and Laveen Pojects, Taxable
Series 2021A, 5.000%, 7/01/51, 144A
7/28 at 103.00 N/R   10,885,050

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arizona (continued)
$ 3,000 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Heritage Academy - Gateway and Laveen Pojects, Taxable
Series 2021C, 6.000%, 7/01/29, 144A
No Opt. Call N/R   $ 2,741,970
5,440 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Leman Academy of Excellence - Parker Colorado Campus
Project, Series 2019A, 5.000%, 7/01/49, 144A
7/24 at 101.00 N/R   4,696,896
3,260 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Mater Academy of Nevada - Mountain Vista Campus Project,
Series 2018A, 5.500%, 12/15/48, 144A
12/26 at 100.00 BB   3,198,060
3,150 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Pinecrest Academy of Nevada ? Horizon, Inspirada and St.
Rose Campus Projects, Series 2018A, 5.750%, 7/15/48, 144A
7/26 at 100.00 BB+   3,166,853
Arizona Industrial Development Authority, Arizona,
Education Revenue Bonds, Pinecrest Academy of Nevada
? Sloan Canyon Campus Project, Series 2020A-2:
6,145 6.000%, 9/15/38, 144A 9/23 at 105.00 BB+ 6,408,744
20,060 6.150%, 9/15/53, 144A 9/23 at 105.00 BB+ 20,609,443
1,400 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Social Bonds ? Pensar Academy Project, Series 2020, 5.000%,
7/01/45, 144A
7/28 at 100.00 BB-   1,212,876
33,925 Arizona Industrial Development Authority, Arizona, Hotel Revenue
Bonds, Provident Group Falcon Properties LLC, Project, Senior Series
2022A-1, 4.150%, 12/01/57, 144A
12/31 at 100.00 BB   24,930,126
37,730 Arizona Industrial Development Authority, Arizona, Hotel Revenue
Bonds, Provident Group Falcon Properties LLC, Project, Subordinate
Series 2022B, 5.750%, 12/15/57, 144A
12/31 at 100.00 N/R   29,354,317
10,000 Arizona Industrial Development Authority, Arizona, Lease Revenue
Bonds, Greenville University, Series 2022, 6.500%, 11/01/53, 144A
11/32 at 100.00 BB+   9,406,000
11,260 Arizona Industrial Development Authority, Education Facility Revenue
Bonds, Caurus Academy Project, Series 2018A, 6.500%, 6/01/50, 144A
6/28 at 100.00 N/R   11,391,742
3,970 Arizona Industrial Development Authority, Hospital Revenue Bonds,
Phoenix Children's Hospital, Series 2020A, 3.000%, 2/01/45
2/30 at 100.00 A+   3,031,055
22,350 Arizona Industrial Development Authority, Multifamily Housing Revenue
Bonds, Bridgewater Avondale Project, Series 2017, 5.375%, 1/01/38
7/25 at 101.00 N/R   16,816,140
9,573 Cahava Springs Revitalization District, Cave Creek, Arizona, Special
Assessment Bonds, Series 2017A, 7.000%, 7/01/41, 144A (4)
7/27 at 100.00 N/R   7,371,262
2,000 Coconino County Industrial Development Authority, Arizona, Education
Revenue Bonds, Flagstaff Arts & Leadership Academy Project,
Refunding Series 2020, 5.500%, 7/01/40, 144A
7/28 at 100.00 N/R   1,670,000
Eastmark Community Facilities District 1, Mesa, Arizona,
General Obligation Bonds, Series 2014:
655 5.000%, 7/15/29, 144A 7/24 at 100.00 N/R 672,757
650 5.000%, 7/15/33, 144A 7/24 at 100.00 N/R 668,649
750 5.000%, 7/15/38, 144A 7/24 at 100.00 N/R 767,520
1,056 Eastmark Community Facilities District 1, Mesa, Arizona, Special
Assessment Revenue Bonds, Assessment District 2, Series 2014,
5.375%, 7/01/39, 144A
7/24 at 100.00 N/R   1,025,101
2,055 Estrella Mountain Ranch Community Facilities District, Goodyear,
Arizona, Special Assessment Revenue Bonds, Montecito Assessment
District 2, Series 2015, 5.000%, 7/01/39, 144A
7/25 at 100.00 N/R   1,881,106
3,250 Florence Town Inc., Industrial Development Authority, Arizona,
Education Revenue Bonds, Legacy Traditional School Project - Queen
Creek and Casa Grande Campuses, Series 2013, 6.000%, 7/01/43,
(Pre-refunded 7/01/23), 144A
7/23 at 100.00 Ba2  (6) 3,29 6,183

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arizona (continued)
$ 7,700 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Gateway Academy Project, Series 2019A, 5.750%,
1/01/50, 144A
1/30 at 100.00 N/R   $ 6,622,231
2,685 Maricopa County Industrial Development Authority, Arizona,
Educational Facilities Revenue Bonds, Ottawa University Projects,
Series 2020, 5.500%, 10/01/51, 144A
10/27 at 103.00 N/R   2,639,060
7,465 Maricopa County Industrial Development Authority, Arizona, Hospital
Revenue Bonds, HonorHealth, Series 2021A, 3.000%, 9/01/51
3/31 at 100.00 A2   5,300,897
1,295 Maricopa County Industrial Development Authority, Arizona, Hospital
Revenue Bonds, HonorHealth, Tender Option Bond Trust Series 2021-
XG0309, 0.000%, 9/01/51, 144A
3/31 at 100.00 A+   1,520,953
14,335 Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Series 2017A, 4.000%, 1/01/41, (UB) (5)
1/28 at 100.00 AA-   13,797,007
10,000 Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Series 2019E, 3.000%, 1/01/49, (UB) (5)
7/30 at 100.00 AA-   7,329,100
265 Parkway Community Facilities District 1, Prescott Valley, Arizona, General
Obligation Bonds, Series 2006, 5.300%, 7/15/25
1/23 at 100.00 N/R   247,067
12,555 Phoenix Civic Improvement Corporation, Arizona, Airport Revenue
Bonds, Refunding Junior Lien Series 2017D, 4.000%, 7/01/40, (UB) (5)
7/27 at 100.00 A+   12,176,843
3,130 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2016A, 5.000%,
7/01/46, 144A
7/25 at 100.00 BB   2,878,567
Phoenix Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Legacy Traditional
Schools Project, Series 2014A:
3,000 6.500%, 7/01/34, 144A 7/24 at 100.00 Ba2 3,074,730
10,000 6.750%, 7/01/44, 144A 7/24 at 100.00 Ba2 10,209,500
3,005 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Legacy Traditional Schools Projects, Series 2015,
5.000%, 7/01/45, 144A
7/25 at 100.00 Ba2   2,726,046
5,000 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Legacy Traditional Schools Projects, Series 2016A,
5.000%, 7/01/46, 144A
7/26 at 100.00 Ba2   4,514,000
7,500 Phoenix Industrial Development Authority, Arizona, Health Care
Facilities Revenue Bonds, Mayo Clinic, Series 2022, 3.750%, 11/15/57,
(UB) (5)
11/32 at 100.00 AA   6,490,350
Phoenix Industrial Development Authority, Arizona, Lease
Revenue Bonds, Guam Facilities Foundation, Inc. Project,
Series 2014:
21,375 5.000%, 2/01/29 2/24 at 100.00 B+ 21,421,384
18,375 5.125%, 2/01/34 2/24 at 100.00 B+ 18,409,177
22,835 5.375%, 2/01/41 2/24 at 100.00 B+ 22,764,212
9,135 Phoenix Industrial Development Authority, Arizona, Multi-Family
Housing Revenue Bonds, 3rd and Indian Road Assisted Living Project,
Series 2016, 5.400%, 10/01/36
10/25 at 101.00 N/R   7,188,057
3,360 Pima County Industrial Development Authority, Arizona, Charter School
Revenue Bonds, Cambridge Academy-East, Inc. Project, Series 2010,
6.625%, 4/01/40
1/23 at 100.00 N/R   3,244,248
Pima County Industrial Development Authority, Arizona,
Charter School Revenue Bonds, Desert Heights Charter
School, Series 2014:
1,000 7.000%, 5/01/34 5/24 at 100.00 N/R 1,021,630
1,800 7.250%, 5/01/44 5/24 at 100.00 N/R 1,837,440

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arizona (continued)
$ 650 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, American Leadership Academy Project, Series
2019, 5.000%, 6/15/52, 144A
6/25 at 100.00 N/R   $ 579,482
Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Champion Schools
Project, Series 2017:
2,870 6.000%, 6/15/37, 144A 6/26 at 100.00 N/R 2,650,789
4,865 6.125%, 6/15/47, 144A 6/26 at 100.00 N/R 4,222,285
5,120 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Edkey Charter Schools Project, Refunding
Series 2020, 5.000%, 7/01/55, 144A
7/26 at 103.00 N/R   4,375,757
Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Series 2016:
3,445 5.250%, 7/01/36 7/26 at 100.00 BB- 3,405,348
5,700 5.375%, 7/01/46 7/26 at 100.00 BB- 5,340,786
6,830 5.500%, 7/01/51 7/26 at 100.00 BB- 6,408,589
13,805 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Edkey Charter Schools Project, Series 2019,
5.875%, 7/01/51, 144A
7/26 at 103.00 N/R   13,662,947
1,465 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Imagine East Mesa Charter Schools Project,
Series 2019, 5.000%, 7/01/49, 144A
7/26 at 100.00 N/R   1,301,931
Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, LEAD Charter School
Project, Series 2014:
1,860 6.750%, 3/01/34 3/24 at 100.00 N/R 1,867,143
4,990 8.750%, 3/01/44 3/24 at 100.00 N/R 5,103,622
8,790 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, San Tan Montessori School Project, Series
2014A, 9.000%, 2/01/44
2/24 at 100.00 N/R   9,107,143
2,660 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, San Tan Montessori School Project, Series
2016, 6.500%, 2/01/48, 144A
2/24 at 100.00 N/R   2,674,577
11,315 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, San Tan Montessori School Project, Series
2017, 6.750%, 2/01/50, 144A
2/28 at 100.00 N/R   11,552,049
Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Synergy Public Charter
School Project, Series 2020:
1,335 5.000%, 6/15/35, 144A 6/28 at 100.00 N/R 1,176,228
5,115 5.250%, 6/15/50, 144A 6/28 at 100.00 N/R 4,118,803
2,000 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Synergy Public Charter School Project, Series
2020-1, 5.000%, 6/15/50, 144A
6/28 at 100.00 N/R   1,655,660
Pima County Industrial Development Authority,
Arizona, Education Facility Revenue Bonds, The Paideia
Academies Project, 2019:
685 5.125%, 7/01/39 7/25 at 100.00 N/R 632,899
1,050 5.250%, 7/01/49 7/25 at 100.00 N/R 924,724
5,770 Pima County Industrial Development Authority, Arizona, Education
Revenue Bonds, Noah Webster Schools ? Mesa Project, Series 2015A,
5.000%, 12/15/34, 144A
6/25 at 100.00 BB   5,578,378
5,900 Pima County Industrial Development Authority, Arizona, Revenue Bonds,
Tucson Medical Center, Series 2021A, 3.000%, 4/01/51
4/31 at 100.00 A   4,195,785

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arizona (continued)
Salt Verde Financial Corporation, Arizona, Senior Gas
Revenue Bonds, Citigroup Energy Inc Prepay Contract
Obligations, Series 2007:
$ 80 5.250%, 12/01/28 No Opt. Call BBB+ $ 84,029
21,530 5.500%, 12/01/37, 144A No Opt. Call Ba3 22,951,410
16,000 Sierra Vista Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Convertible Capital Appreciation
Revenue Bonds, Series 2021A, 0.000%, 10/01/56 (7)
10/29 at 103.00 N/R   9,884,160
7,585 Sierra Vista Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, AmeriSchools Academy Project, Series 2022, 6.000%,
6/15/57, 144A
6/29 at 103.00 N/R   7,144,691
Tempe Industrial Development Authority, Arizona,
Revenue Bonds, Mirabella at ASU Project, Series 2017A:
2,140 6.000%, 10/01/37, 144A 10/27 at 100.00 N/R 1,941,215
2,665 6.125%, 10/01/47, 144A 10/27 at 100.00 N/R 2,333,101
3,085 6.125%, 10/01/52, 144A 10/27 at 100.00 N/R 2,660,103
4,340 Yavapai County Industrial Development Authority,  Arizona, Education
Revenue Bonds, Arizona Agribusiness and Equine Center Inc Project,
Series 2012, 5.125%, 3/01/42, 144A
1/23 at 100.00 BB+   3,998,746
562,049 Total Arizona 501,637,090
Arkansas - 0.7%
37,930 Arkansas Development Finance Authority, Arkansas, Environmental
Improvement Revenue Bonds, United States Steel Corporation, Green
Series 2022, 5.450%, 9/01/52, (AMT), 144A
9/25 at 105.00 BB-   36,841,409
40,780 Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49,
(AMT), 144A
9/26 at 103.00 BB-   35,674,752
48,585 Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2020A, 4.750%,
9/01/49, (AMT), 144A
9/27 at 103.00 BB-   44,209,921
127,295 Total Arkansas 116,726,082
California - 17.7%
Alameda Corridor Transportation Authority, California,
Revenue Bonds, Refunding Second Subordinate Lien
Series 2022C:
9,400 5.400%, 10/01/49 - AGM Insured 10/37 at 100.00 BBB 4,518,956
15,440 5.450%, 10/01/52 - AGM Insured (5) 10/37 at 100.00 BBB 7,243,985
Alameda Corridor Transportation Authority, California,
Revenue Bonds, Refunding Senior Lien Series 2022A:
23,750 5.300%, 10/01/47 10/37 at 100.00 A- 11,381,237
5,720 5.350%, 10/01/48 10/37 at 100.00 A- 2,734,732
20,430 5.375%, 10/01/49 (5) 10/37 at 100.00 A- 9,751,239
11,890 5.400%, 10/01/50 10/37 at 100.00 A- 5,657,619
10,000 Allan Hancock Joint Community College District, California, General
Obligation Bonds, Election 2006 Series 2012C, 5.530%, 8/01/44
8/38 at 100.00 AA   6,543,600
1,985 Anaheim Public Financing Authority, California, Lease Revenue Bonds,
Public Improvement Project, Series 1997C, 0.000%, 9/01/35 - AGM
Insured
No Opt. Call AA   1,187,308
Antelope Valley Healthcare District, California, Revenue
Bonds, Series 2016A:
300 5.250%, 3/01/36 3/26 at 100.00 BBB 305,646
9,075 5.000%, 3/01/41 3/26 at 100.00 BBB 9,019,098
10,900 5.000%, 3/01/46 3/26 at 100.00 BBB 10,508,472

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 3,415 Antioch Unified School District, Contra Costa County, California, General
Obligation Bonds, School Facilities Improvement District 1, Tender
Option Bond Trust 2016-XG0071, 6.568%, 8/01/47, 144A, (IF) (5)
8/23 at 100.00 A+   $ 3,551,873
Bakersfield City School District, Kern County, California,
General Obligation Bonds, Election 2016 Series 2017A:
4,890 4.000%, 11/01/42, (UB) (5) 11/26 at 100.00 A+ 4,826,088
3,750 4.000%, 11/01/46, (UB) (5) 11/26 at 100.00 A+ 3,654,487
1,700 Bakersfield City School District, Kern County, California, General
Obligation Bonds, Series 2012C, 0.000%, 5/01/42 (7)
5/40 at 100.00 A+   1,184,475
4,210 Banning Unified School District, Riverside County, California, General
Obligation Bonds, 2016 Election Series 2017A, 4.000%, 8/01/46 -
AGM Insured, (UB) (5)
8/27 at 100.00 AA   4,065,218
Bay Area Toll Authority, California, Revenue Bonds, San
Francisco Bay Area Toll Bridge, Subordinate Fixed Rate
Series 2017S-7:
13,000 4.000%, 4/01/47, (UB) (5) 4/27 at 100.00 A1 12,663,300
1,000 4.000%, 4/01/49, (UB) (5) 4/27 at 100.00 A1 965,180
19,315 Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay
Area Toll Bridge, Subordinate Series 2014S-6, 5.000%, 10/01/54, (Pre-
refunded 10/01/24), (UB) (5)
10/24 at 100.00 A1  (6) 20,083,544
7,465 Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay
Area Toll Bridge, Subordinate Series 2019S-8, 3.000%, 4/01/54, (UB)
(5)
10/29 at 100.00 A1   5,415,559
1,950 Blythe Redevelopment Agency, California, Tax Allocation Bonds,
Redevelopment Project 1, Series 2011, 9.750%, 5/01/38
1/23 at 100.00 N/R   1,957,488
7,205 Cabrillo Unified School District, San Mateo County, California, General
Obligation Bonds, Series 2017C, 4.000%, 8/01/46, (UB) (5)
8/26 at 100.00 AA-   7,020,192
4,155 Calexico Unified School District, Imperial County, California, General
Obligation Bonds, Election 2016, Series 2017A, 4.000%, 8/01/46 -
AGM Insured, (UB) (5)
8/27 at 100.00 AA   4,054,532
11,580 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Glendale Properties, Junior Series 2021A-2, 4.000%,
8/01/47, 144A
8/31 at 100.00 N/R   8,658,598
7,585 California Community Housing Agency, California, Essential Housing
Revenue Bonds, K Street Flats, Series 2021A-2, 4.000%, 8/01/50, 144A
8/32 at 100.00 N/R   5,186,320
26,625 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Mira Vista Hills  Apartments, Series 2021A, 4.000%,
2/01/56, 144A
8/31 at 100.00 N/R   19,732,054
1,000 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Serenity at Larkspur Apartments, Series 2020A,
5.000%, 2/01/50, 144A
2/30 at 100.00 N/R   902,680
13,985 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Stoneridge Apartments, Series 2021A, 4.000%,
2/01/56, 144A
2/31 at 100.00 N/R   10,325,545
2,915 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Summit at Sausalito Apartments, Series 2021A-2,
4.000%, 2/01/50, 144A
8/32 at 100.00 N/R   2,173,774
10,000 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Fresno County Tobacco Funding Corporation,
Subordinate Turbo Capital Series 2006A, 0.000%, 6/01/46
1/23 at 22.42 N/R   2,237,800
14,700 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Golden Gate Tobacco Funding Corporation,
Turbo, Series 2007A, 0.000%, 6/01/57
1/23 at 14.25 N/R   2,090,193

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 27,000 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020B-2, 0.000%, 6/01/55
6/30 at 26.72 N/R   $ 4,974,210
60,000 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Stanislaus County Tobacco Funding Corporation,
Series 2006A, 0.000%, 6/01/46
1/23 at 26.58 N/R   14,142,000
28,600 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Stanislaus County Tobacco Funding
Corporation, Subordinate Turbo Capital Appreciation Series 2006B,
0.000%, 6/01/46
1/23 at 25.84 N/R   6,942,936
8,325 California County Tobacco Securitization Agency, Tobacco Settlement
Bonds, Gold Country Settlement Funding Corporation, Subpordinate
Series 2020B-2, 0.000%, 6/01/55
12/30 at 36.29 N/R   1,637,944
2,500 California Enterprise Development Authority, Charter School Revenue
Bonds, Norton Science & Language Academy Project, Series 2021,
4.000%, 7/01/61, 144A
7/27 at 100.00 N/R   1,608,125
32,360 California Enterprise Development Authority, Charter School Revenue
Bonds, Norton Science and Language Academy Project, Series 2020,
6.250%, 7/01/58, 144A
7/27 at 102.00 N/R   29,865,044
6,665 California Health Facilities Financing Authority, California, Revenue
Bonds, Sutter Health, Refunding Series 2015A, 4.000%, 8/15/40, (Pre-
refunded 8/15/25), (UB)
8/25 at 100.00 A  (6) 6,911,072
California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Refunding Series 2016B:
11,530 4.000%, 11/15/41, (UB) (5) 11/26 at 100.00 A 11,258,007
22,820 5.000%, 11/15/46, (Pre-refunded 11/15/26), (UB) (5) 11/26 at 100.00 N/R (6) 24,982,880
33,090 5.000%, 11/15/46, (UB) (5) 11/26 at 100.00 A 33,727,975
27,515 California Health Facilities Financing Authority, California, Revenue
Bonds, Sutter Health, Refunding Series 2017A, 4.000%, 11/15/48, (UB)
(5)
11/27 at 100.00 A   26,182,173
24,760 California Health Facilities Financing Authority, California, Revenue
Bonds, Sutter Health, Series 2018A, 4.000%, 11/15/42, (UB) (5)
11/27 at 100.00 A   24,060,778
6,435 California Health Facilities Financing Authority, Revenue Bonds,
Adventist Health System/West, Refunding Series 2016A, 4.000%,
3/01/39, (UB) (5)
3/26 at 100.00 A-   6,199,801
California Health Facilities Financing Authority, Revenue
Bonds, Cedars-Sinai Health System, Series 2021A:
10,000 4.000%, 8/15/48, (UB) (5) 8/31 at 100.00 AA- 9,548,100
6,500 3.000%, 8/15/51, (UB) (5) 8/31 at 100.00 AA- 4,875,130
California Health Facilities Financing Authority, Revenue
Bonds, El Camino Hospital, Series 2017:
3,810 5.000%, 2/01/42, (UB) (5) 2/27 at 100.00 A1 3,887,038
6,830 5.000%, 2/01/47, (UB) (5) 2/27 at 100.00 A1 6,926,576
California Health Facilities Financing Authority, Revenue
Bonds, Kaiser Permanente System, Series 2017A-2:
10,000 4.000%, 11/01/38, (UB) (5) 11/27 at 100.00 AA- 10,065,400
147,600 4.000%, 11/01/44, (UB) (5) 11/27 at 100.00 AA- 143,043,588
42,070 5.000%, 11/01/47, (UB) (5) No Opt. Call AA- 47,758,705
9,250 4.000%, 11/01/51, (UB) (5) 11/27 at 100.00 AA- 8,811,920
540 California Health Facilities Financing Authority, Revenue Bonds, Lucile
Salter Packard Children's Hospital, Tender Option Bond Trust 2015-
XF0152, 7.738%, 8/15/43, 144A, (IF) (5)
8/24 at 100.00 A+   580,457

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
California Health Facilities Financing Authority, Revenue
Bonds, Providence Health & Services, Tender Option
Bond Trust 2015-XF0120:
$ 261 21.938%, 10/01/38, 144A, (IF) (5) 10/24 at 100.00 AA- $ 294,883
199 21.938%, 10/01/38, (Pre-refunded 10/01/24), 144A, (IF) (5) 10/24 at 100.00 N/R (6) 224,834
845 7.589%, 10/01/44, 144A, (IF) (5) 10/24 at 100.00 AA- 887,512
3,150 7.600%, 10/01/44, 144A, (IF) (5) 10/24 at 100.00 AA- 3,309,012
2,000 7.600%, 10/01/44, 144A, (IF) (5) 10/24 at 100.00 AA- 2,100,960
2,000 7.600%, 10/01/44, 144A, (IF) (5) 10/24 at 100.00 AA- 2,100,960
29,145 California Health Facilities Financing Authority, Revenue Bonds,
Providence Saint Joseph Health, Refunding Series 2016A, 4.000%,
10/01/47, (UB) (5)
10/26 at 100.00 A+   28,452,806
3,335 California Health Facilities Financing Authority, Revenue Bonds, Stanford
Hospitals and Clinics, Series 2015A, 5.000%, 8/15/54, (UB) (5)
8/25 at 100.00 AA-   3,410,671
1,585 California Housing Finance Agency, Multifamily Housing Revenue
Bonds, Redwood Gardens Apartments, Subordinate Lien Series
2021N-S, 4.000%, 3/01/37, 144A
3/31 at 100.00 N/R   1,286,640
64 California Housing Finance Agency, Municipal Certificate Revenue
Bonds, Class A Series 2021-2, 3.750%, 3/25/35
No Opt. Call AA+   62,611
8,715 California Infrastructure and Economic Development Bank,
Infrastructure State Revolving Fund Revenue Bonds, Series 2016A,
4.000%, 10/01/45, (Pre-refunded 10/01/26), (UB) (5)
10/26 at 100.00 AAA  (6) 9,199,815
6,085 California Infrastructure and Economic Development Bank, Revenue
Bonds, Academy of Motion Picture Arts and Sciences Obligated
Group, Series 2015A, 4.000%, 11/01/45, (UB) (5)
11/23 at 100.00 Aa2   5,943,220
1,490 California Infrastructure and Economic Development Bank, Revenue
Bonds, WFCS Portfolio Projects, Senior Series 2021A-1, 5.000%,
1/01/56, 144A
1/31 at 100.00 N/R   1,108,247
1,500 California Municipal Finance Authority Charter School Revenue Bonds,
John Adams Academies, Inc. Project, Series 2015A, 5.250%, 10/01/45
1/23 at 102.00 BB   1,427,250
California Municipal Finance Authority Charter School
Revenue Bonds, River Charter Schools Project, Series
2018A:
640 5.500%, 6/01/38, 144A 6/26 at 100.00 BB 640,352
1,595 5.500%, 6/01/48, 144A 6/26 at 100.00 BB 1,535,794
1,550 5.500%, 6/01/53, 144A 6/26 at 100.00 BB 1,477,444
1,150 California Municipal Finance Authority, Charter School Lease Revenue
Bonds, Bella Mente Montessori Academy Project, Series 2018A,
5.000%, 6/01/48, 144A
6/28 at 100.00 Ba1   1,011,804
California Municipal Finance Authority, Charter School
Lease Revenue Bonds, Nova Academy Project, Series
2016A:
500 5.000%, 6/15/36, 144A 6/26 at 100.00 BB 494,190
6,275 5.000%, 6/15/46, 144A 6/26 at 100.00 BB 5,879,738
California Municipal Finance Authority, Charter School
Revenue Bonds, John Adams Academies, Inc. - Lincoln
Project, Taxable Series 2019B:
1,515 5.000%, 10/01/49, 144A 10/27 at 100.00 N/R 1,354,955
1,650 5.000%, 10/01/57, 144A 10/27 at 100.00 N/R 1,435,880
2,000 California Municipal Finance Authority, Charter School Revenue Bonds,
John Adams Academies, Inc. Project, Series 2014A, 5.000%, 10/01/44
1/23 at 102.00 BB   1,817,300

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
California Municipal Finance Authority, Charter School
Revenue Bonds, Partnerships to Uplift Communities
Project, Series 2012A:
$ 200 5.250%, 8/01/42 1/23 at 100.00 BB+ $ 182,634
675 5.300%, 8/01/47 1/23 at 100.00 BB+ 609,032
1,680 California Municipal Finance Authority, Charter School Revenue Bonds,
Urban Discovery Academy Project, Series 2014A, 6.125%, 8/01/49,
144A
8/24 at 100.00 BB-   1,693,272
850 California Municipal Finance Authority, Charter School Revenue Bonds,
Urban Discovery Academy Project, Series 2015A, 6.125%, 8/01/45,
144A
8/26 at 100.00 N/R   864,229
California Municipal Finance Authority, Educational
Facilities Revenue Bonds, OCEAA Project, Series 2008A:
565 6.750%, 10/01/28 1/23 at 100.00 N/R 565,469
1,000 7.000%, 10/01/39 1/23 at 100.00 N/R 1,000,550
1,270 California Municipal Finance Authority, Mobile Home Park Revenue
Bonds, Caritas Affordable Housing Inc Projects, Series 2014B, 5.875%,
8/15/49
8/24 at 100.00 N/R   1,270,381
California Municipal Finance Authority, Revenue Bonds,
California Baptist University, Series 2016A:
1,000 5.000%, 11/01/36, 144A 11/26 at 100.00 N/R 1,006,840
3,935 5.000%, 11/01/46, 144A 11/26 at 100.00 N/R 3,730,144
California Municipal Finance Authority, Revenue Bonds,
Goodwill Industries of Sacramento Valley & Northern
Nevada Project, Series 2012A:
500 6.625%, 1/01/32, 144A 1/23 at 100.00 N/R 498,660
515 6.875%, 1/01/42, 144A 1/23 at 100.00 N/R 497,933
1,275 California Municipal Finance Authority, Revenue Bonds, Goodwill
Industries of Sacramento Valley & Northern Nevada Project, Series
2014A, 5.000%, 1/01/35
1/25 at 100.00 N/R   1,091,770
10,000 California Municipal Finance Authority, Revenue Bonds, HumanGood
California Obligated Group, Series 2021, 3.000%, 10/01/49, (UB) (5)
10/28 at 103.00 A-   6,811,300
California Municipal Finance Authority, Revenue Bonds,
Linxs APM Project, Senior Lien Series 2018A:
9,350 4.000%, 12/31/47 - AGM Insured, (AMT), (UB) (5) 6/28 at 100.00 BBB- 8,139,736
1,000 4.000%, 12/31/47 - AGM Insured, (AMT) 6/28 at 100.00 BBB- 870,560
5,250 4.000%, 12/31/47, (AMT) 6/28 at 100.00 BBB- 4,436,512
7,000 California Municipal Finance Authority, Revenue Bonds, Simpson
University, Series 2020A, 6.000%, 10/01/50, 144A
10/27 at 103.00 N/R   7,050,820
3,720 California Municipal Finance Authority, Special Tax Revenue Bonds, Bold
Program, Series 2022A, 5.250%, 9/01/52
9/29 at 103.00 N/R   3,769,141
2,160 California Municipal Finance Authority, Special Tax Revenue Bonds,
Community Facilities District 2020-6, County of Placer-PV400, Series
2022, 5.250%, 9/01/52
9/29 at 103.00 N/R   2,188,534
California Municipal Finance Authority, Student Housing
Revenue Bonds, CHF-Davis II, LLC - Orchard Park Student
Housing Project, Series 2021:
8,500 3.000%, 5/15/51 - BAM Insured 5/31 at 100.00 Baa3 6,092,800
5,835 3.000%, 5/15/54 - BAM Insured 5/31 at 100.00 Baa3 4,057,659
5,600 California Pollution Contol Financing Authority, Solid Waste Disposal
Revenue Bonds, Aemerge Redpak Services Southern California, LLC
Project, Subordinate Series 2017, 8.000%, 12/01/27, (AMT), 144A (4)
No Opt. Call N/R   336,000
3,310 California Pollution Control Financing Authority, Solid Waste Disposal
Revenue Bonds, Aemerge Redpak Services, LLC., Series 2016, 7.000%,
12/01/27, (AMT), 144A (4)
12/23 at 102.00 N/R   331,000

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 7,910 California Public Finance Authority, Charter School Lease Revenue
Bonds, California Crosspoint Academy Project, Series 2020A, 5.125%,
7/01/55, 144A
7/28 at 100.00 N/R   $ 6,286,314
California Public Finance Authority, Charter School
Lease Revenue Bonds, Laverne Elementary Preparatory
Academy Project, Series 2019A:
870 5.000%, 6/15/39, 144A 6/23 at 100.00 N/R 809,909
1,000 5.000%, 6/15/49, 144A 6/23 at 100.00 N/R 880,190
California Public Finance Authority, Charter School Lease
Revenue Bonds, Multicultural Learning Center Project,
Series 2017A:
2,055 6.125%, 6/15/37 6/27 at 100.00 N/R 2,078,365
3,025 6.250%, 6/15/47 6/27 at 100.00 N/R 3,038,794
130 California Public Finance Authority, Charter School Lease Revenue
Bonds, Multicultural Learning Center Project, Series 2017B, 7.375%,
6/15/23
No Opt. Call N/R   129,841
30,000 California Public Finance Authority, Revenue Bonds, Sharp HealthCare,
Series 2017A, 4.000%, 8/01/47, (UB) (5)
2/28 at 100.00 Aa3   28,449,000
1,700 California Public Finance Authority, University Housing Revenue Bonds,
National Campus Community Development - Claremont Properties
LLC Claremont Colleges Project, Series 2017A, 5.000%, 7/01/47, 144A
7/27 at 100.00 Caa2   1,649,000
California School Finance Authority Charter School
Facility Revenue Bonds, Grimmway Schools-Obligated
Group, Series 2016A:
2,350 5.000%, 7/01/36, 144A 7/26 at 100.00 BB+ 2,347,062
2,360 5.000%, 7/01/46, 144A 7/26 at 100.00 BB+ 2,228,808
California School Finance Authority Charter School
Revenue Bonds, California, ACE Charter Schools,
Obligated Group, Series 2016A:
2,755 5.000%, 6/01/42, 144A 6/26 at 100.00 N/R 2,563,803
950 5.000%, 6/01/52, 144A 6/26 at 100.00 N/R 839,648
California School Finance Authority Charter School
Revenue Bonds, Hawking STEAM Charter School Project,
Series 2022A:
2,250 5.250%, 7/01/52, 144A 7/29 at 100.00 BB+ 2,091,083
995 5.375%, 7/01/56, 144A 7/29 at 100.00 BB+ 924,534
1,775 5.500%, 7/01/62, 144A 7/29 at 100.00 BB+ 1,646,401
6,930 California School Finance Authority, California, Charter School Revenue
Bonds, Alta Public Schools - Obligated Group, Series 2020A, 6.000%,
6/01/59, 144A
6/28 at 102.00 N/R   6,358,691
730 California School Finance Authority, California, Charter School Revenue
Bonds, Alta Public Schools - Obligated Group, Taxable Series 2020B,
6.000%, 6/01/31, 144A
6/28 at 102.00 N/R   640,392
California School Finance Authority, California, Charter
School Revenue Bonds, Encore Education Obligated
Group, Series 2016A:
2,010 5.000%, 6/01/42, 144A 6/26 at 100.00 N/R 1,610,231
1,100 5.000%, 6/01/52, 144A 6/26 at 100.00 N/R 825,011
465 California School Finance Authority, California, Charter School Revenue
Bonds, Encore Education, Series 2022, 8.000%, 7/01/30, 144A
1/23 at 100.00 N/R   464,921
1,890 California School Finance Authority, California, Charter School Revenue
Bonds, Girls Athletic Leadership School Los Angeles Project, Series
2021A, 4.000%, 6/01/61, 144A
6/31 at 100.00 N/R   1,251,898

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
California School Finance Authority, California, Charter
School Revenue Bonds, TEACH Public Schools Obligated
Group, Series 2016A:
$ 5,705 5.750%, 6/01/42 6/26 at 100.00 N/R $ 5,794,398
5,065 5.875%, 6/01/52 6/26 at 100.00 N/R 5,122,994
1,000 California School Finance Authority, California, Charter School Revenue
Bonds, TEACH Public Schools Obligated Group, Series 2019A,
5.000%, 6/01/49, 144A
6/26 at 100.00 N/R   924,190
California School Finance Authority, Charter School
Revenue Bonds, CIty Charter School Obligated Group,
Series 2016A:
2,525 5.000%, 6/01/42, 144A 6/26 at 100.00 N/R 2,327,292
2,930 5.000%, 6/01/52, 144A 6/26 at 100.00 N/R 2,571,075
1,550 California School Finance Authority, Charter School Revenue Bonds,
Classical Academies Vista Project, Series 2021A, 4.000%, 10/01/46,
144A
10/28 at 101.00 BBB-   1,303,565
California School Finance Authority, Charter School
Revenue Bonds, Escuela Popular Charter School, Series
2017:
1,250 6.250%, 7/01/37, 144A 7/27 at 100.00 N/R 1,253,850
4,825 6.500%, 7/01/50, 144A 7/27 at 100.00 N/R 4,830,500
1,680 California School Finance Authority, Charter School Revenue Bonds,
Kepler Neighborhood School, Series 2017A, 5.875%, 5/01/47, 144A
5/27 at 100.00 N/R   1,611,691
1,135 California School Finance Authority, Charter School Revenue Bonds,
Larchmont Charter School Project , Series 2018A, 5.000%, 6/01/55,
144A
6/27 at 100.00 N/R   1,072,439
1,575 California School Finance Authority, Charter School Revenue Bonds,
River Springs Charter School, Series 2022A, 5.000%, 7/01/52, 144A
7/30 at 100.00 BB   1,379,952
1,460 California School Finance Authority, Charter School Revenue Bonds,
Rocketship Education Obligated Group, Series 2017A, 5.250%,
6/01/52, 144A
6/26 at 100.00 N/R   1,331,943
California School Finance Authority, Charter School
Revenue Bonds, Rocketship Public Schools Obligated
Group, Series 2017G:
610 5.000%, 6/01/47, 144A 6/27 at 100.00 N/R 544,480
525 5.000%, 6/01/53, 144A 6/27 at 100.00 N/R 459,884
California School Finance Authority, Charter School
Revenue Bonds, Russell Westbrook Why Not Academy
Obligated Group, Series 2021A:
5,410 4.000%, 6/01/51, 144A 6/27 at 100.00 N/R 3,873,776
11,050 4.000%, 6/01/61, 144A 6/27 at 100.00 N/R 7,480,740
California School Finance Authority, Charter School
Revenue Bonds, Santa Clarita Valley International School
Project, Series 2021A:
800 4.000%, 6/01/51 6/31 at 100.00 N/R 600,608
1,300 4.000%, 6/01/61 6/31 at 100.00 N/R 926,159
10,000 California School Finance Authority, Charter School Revenue Bonds,
Scholarship Prep Public Schools Obligated Group, Series 2020A,
5.000%, 6/01/60, 144A
6/28 at 100.00 N/R   7,279,100
California School Finance Authority, Charter School
Revenue Bonds, Valley International Preparatory High
School Project, Series 2022A:
4,810 5.125%, 3/01/52, 144A 3/31 at 100.00 N/R 3,768,202
3,750 5.250%, 3/01/62, 144A 3/31 at 100.00 N/R 2,877,488

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
California School Finance Authority, Educational Facilities
Revenue Bonds, New Designs Charter School Project,
Series 2014A:
$ 1,205 5.750%, 6/01/34, 144A 6/24 at 100.00 BB+ $ 1,221,653
2,390 6.000%, 6/01/44, 144A 6/24 at 100.00 BB+ 2,428,479
1,300 California School Finance Authority, School Facility Revenue Bonds, Alta
Public Schools Project, Series 2014A, 6.750%, 11/01/45, 144A
11/24 at 100.00 N/R   1,322,074
690 California School Finance Authority, School Facility Revenue Bonds, KIPP
LA Projects, Series 2014A, 5.125%, 7/01/44, 144A
7/24 at 100.00 BBB   694,292
California School Finance Authority, School Facility
Revenue Bonds, Value Schools, Series 2016A:
1,280 5.750%, 7/01/41, 144A 7/26 at 100.00 BB+ 1,293,670
2,250 6.000%, 7/01/51, 144A 7/26 at 100.00 BB+ 2,276,753
California State, General Obligation Bonds, Refunding
Various Purpose Series 2021:
3,000 3.000%, 12/01/46 12/30 at 100.00 AA- 2,319,450
1,000 3.000%, 12/01/49 12/30 at 100.00 AA- 753,710
10,540 California State, General Obligation Bonds, Tender Option Bond Trust
2015-XF1029, 7.685%, 9/01/32, 144A, (IF) (5)
9/23 at 100.00 AA-   11,132,137
15,725 California State, General Obligation Bonds, Tender Option Bond Trust
2015-XF1039, 7.533%, 4/01/43, 144A, (IF) (5)
4/23 at 100.00 AA-   15,931,155
3,055 California State, General Obligation Bonds, Various Purpose Series
2015, 4.000%, 8/01/45, (UB) (5)
8/25 at 100.00 AA-   2,992,220
10,000 California State, General Obligation Bonds, Various Purpose Series
2017, 5.000%, 8/01/46, (UB) (5)
8/26 at 100.00 AA-   10,458,600
5,000 California State, General Obligation Bonds, Various Purpose Series
2022, 3.000%, 4/01/52, (UB) (5)
4/32 at 100.00 AA-   3,726,150
California State, General Obligation Bonds, Various
Purpose, Tender Option Bond Trust 2015-XF1041:
2,500 7.636%, 11/01/43, (Pre-refunded 11/01/23), 144A, (IF) (5) 11/23 at 100.00 AA- (6) 2,612,500
750 3.610%, 11/01/44, (Pre-refunded 11/01/24), 144A, (IF) (5) 11/24 at 100.00 AA- (6) 704,475
California Statewide Communities Development
Authority, California, Revenue Bonds, Loma Linda
University Medical Center, Series 2014A:
14,465 5.250%, 12/01/44 12/24 at 100.00 BB 14,472,666
60,370 5.500%, 12/01/54 12/24 at 100.00 BB 60,654,343
California Statewide Communities Development
Authority, California, Revenue Bonds, Loma Linda
University Medical Center, Series 2016A:
6,110 5.000%, 12/01/41, 144A 6/26 at 100.00 BB 5,942,219
32,335 5.250%, 12/01/56, 144A 6/26 at 100.00 BB 32,058,536
1,000 California Statewide Communities Development Authority, College
Housing Revenue Bonds, National Campus Community Development
- Hooper Street LLC Project, Series 2019, 5.250%, 7/01/52, 144A
7/29 at 100.00 B   854,170
440 California Statewide Communities Development Authority, Revenue
Bonds, Buck Institute for Research on Aging, Tender Option Bond
Trust 2015-XF1035, 8.238%, 5/15/24, (Pre-refunded 11/15/24) - AGM
Insured, 144A, (IF) (5)
11/24 at 100.00 AA  (6) 533,328
12,750 California Statewide Communities Development Authority, Revenue
Bonds, Emanate Health, Series 2020A, 3.000%, 4/01/50, (UB) (5)
4/30 at 100.00 A   8,941,830
25,000 California Statewide Communities Development Authority, Revenue
Bonds, Huntington Memorial Hospital, Series 2014, 5.000%, 7/01/44,
(Pre-refunded 7/01/24), (UB) (5)
7/24 at 100.00 AA-  (6) 25,851,250

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
California Statewide Communities Development
Authority, Revenue Bonds, John Muir Health, Series
2016A:
$ 3,000 4.000%, 8/15/41, (UB) (5) 8/26 at 100.00 A+ $ 2,987,520
5,440 5.000%, 8/15/51, (UB) (5) 8/26 at 100.00 A+ 5,570,070
6,500 California Statewide Communities Development Authority, Revenue
Bonds, John Muir Health, Series 2018A, 5.000%, 12/01/57, (UB) (5)
12/27 at 100.00 A+   6,700,785
8,150 California Statewide Communities Development Authority, Revenue
Bonds, Lancer Educational Student Housing Project, Refunding Series
2016A, 5.000%, 6/01/46, 144A
6/26 at 100.00 N/R   7,466,378
14,940 California Statewide Communities Development Authority, Revenue
Bonds, Marin General Hospital, Green Series 2018A, 4.000%, 8/01/45,
(UB) (5)
8/23 at 100.00 BBB   12,853,778
California Statewide Communities Development
Authority, Special Tax Bonds, Community Facilities
District 2015-2 Rio Bravo, Series 2015A:
3,245 5.375%, 9/01/35 9/25 at 100.00 N/R 3,351,176
3,285 5.625%, 9/01/45 9/25 at 100.00 N/R 3,368,998
2,665 California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2016-02 Delta Coves, Series
2022, 5.500%, 9/01/52
9/32 at 100.00 N/R   2,689,785
California Statewide Communities Development
Authority, Special Tax Bonds, Community Facilities
District 2020-02 Improvement Area 2 Atwell, Series 2022:
500 5.125%, 9/01/42 9/32 at 100.00 N/R 505,055
1,310 5.250%, 9/01/52 9/32 at 100.00 N/R 1,309,070
1,955 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2011A,
8.000%, 9/02/41
1/23 at 100.00 N/R   1,868,941
California Statewide Community Development Authority,
Revenue Bonds, Daughters of Charity Health System,
Series 2005A:
70 5.750%, 7/01/24 (4),(8) 1/22 at 100.00 N/R 69,613
335 5.750%, 7/01/30 (4),(8) 1/22 at 100.00 N/R 335,556
494 5.750%, 7/01/35 (4),(8) 1/22 at 100.00 N/R 494,035
428 5.500%, 7/01/39 (4),(8) 1/22 at 100.00 N/R 427,879
86 California Statewide Community Development Authority, Revenue
Bonds, Daughters of Charity Health System, Series 2005H, 5.750%,
7/01/25 (4),(8)
1/22 at 100.00 N/R   85,905
2,000 California, San Francisco City and County Infrastructure and
Revitalization, Financing District Number 1, Treasure Island, Tax
Increment Revenue Bonds, Series 2022A, 5.000%, 9/01/52, 144A
9/32 at 100.00 N/R   1,918,060
12,780 Central Union High School District, Imperial County, California, General
Obligation Bonds, Election 2016 Series 2019, 4.000%, 8/01/49, (UB)
(5)
8/28 at 100.00 Aa3   12,322,732
6,650 CMFA Special Finance Agency, California, Essential Housing Revenue
Bonds, Latitude 33, Senior Series 2021A-2, 4.000%, 12/01/45, 144A
12/31 at 100.00 N/R   5,147,831
500 CMFA Special Finance Agency, California, Essential Housing Revenue
Bonds, Solana at Grand, Junior Series 2021A-2, 4.000%, 8/01/45,
144A
2/32 at 100.00 N/R   394,935
155 Compton Public Finance Authority, California, Lease Revenue Bonds,
Refunding & Various Capital Projects, Series 2008, 5.250%, 9/01/27 -
AMBAC Insured
1/23 at 100.00 N/R   155,068

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 2,500 Contra Costa Community College District, Contra Costa County,
California, General Obligation Bonds, Tender Option Trust 2015-
XF0229, 7.535%, 2/01/23, 144A, (IF) (5)
No Opt. Call AA+  (6) $ 2,624,375
500 Corona, California, Special Tax Bonds, Community Facilities District
2018-2 Sierra Bella, Series 2022A, 5.000%, 9/01/42
9/29 at 103.00 N/R   505,275
18,135 Cotati-Rohnert Park Unified School District, Sonoma County, California,
General Obligation Bonds, 2014 Election Series 2017A, 4.000%,
8/01/46, (Pre-refunded 8/01/24) - BAM Insured, (UB)
8/26 at 100.00 A1  (6) 17,511,337
5,805 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, 1818 Platinum Triangle-Anaheim, Mezzanine
Lien Series 2021B, 4.000%, 4/01/57, 144A
4/32 at 100.00 N/R   4,005,450
6,450 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, 1818 Platinum Triangle-Anaheim, Social
Bond Series 2021A-2, 3.250%, 4/01/57, 144A
4/32 at 100.00 N/R   4,455,725
3,500 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Acacia on Santa Rosa Creek, Mezzanine Lien
Series 2021B, 4.000%, 10/01/46, 144A
10/31 at 100.00 N/R   2,661,540
1,000 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Altana Glendale, Series 2021A-1, 3.500%,
10/01/46, 144A
10/31 at 100.00 N/R   728,090
41,455 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Altana Glendale, Series 2021A-2, 4.000%,
10/01/56, 144A
10/31 at 100.00 N/R   30,407,242
7,000 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Center City Anaheim, Series 2020A, 5.000%,
1/01/54, 144A
1/31 at 100.00 N/R   6,253,730
2,120 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Jefferson-Anaheim Series 2021A-2, 3.125%,
8/01/56, 144A
8/31 at 100.00 N/R   1,463,266
8,035 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Link-Glendale, Series 2021A-2, 4.000%,
7/01/56, 144A
7/31 at 100.00 N/R   6,041,838
5,000 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Millennium South Bay-Hawthorne, Series
2021A-1 and A-2, 3.250%, 7/01/56, 144A
7/32 at 100.00 N/R   3,360,650
1,000 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Moda at Monrovia Station, Social Series
2021A-2, 4.000%, 10/01/56, 144A
10/31 at 100.00 N/R   730,030
9,735 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Monterrey Station Apartments, Series
2021B, 4.000%, 7/01/58, 144A
7/32 at 100.00 N/R   6,738,567
7,540 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Oceanaire-Long Beach, Social Series 2021A-
2, 4.000%, 9/01/56, 144A
9/31 at 100.00 N/R   5,852,246
12,550 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Parallel-Anaheim Series 2021A, 4.000%,
8/01/56, 144A
8/31 at 100.00 N/R   9,572,387
9,825 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Pasadena Portfolio Social Bond, Mezzanine
Senior Series 2021B, 4.000%, 12/01/56, 144A
12/31 at 100.00 N/R   6,990,684
1,500 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Pasadena Portfolio Social Bond, Series
2021A-2, 3.000%, 12/01/56
12/31 at 100.00 N/R   994,275

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 1,225 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Towne-Glendale, Mezzanine Lien Social
Series 2022B, 5.000%, 9/01/37, 144A
9/32 at 100.00 N/R   $ 1,160,271
4,375 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Vineyard Gardens Apartments, Senior Lien
Series 2021A, 3.250%, 10/01/58, 144A
4/32 at 100.00 N/R   2,850,225
3,000 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Waterscape Apartments, Senior Lien Series
2021A, 3.000%, 9/01/56, 144A
9/31 at 100.00 N/R   1,901,790
21,000 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Westgate Phase 1-Pasadena Apartments,
Mezzanine Lien Series 2021B, 4.000%, 6/01/57, 144A
6/31 at 100.00 N/R   14,661,150
8,400 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Westgate Phase 1-Pasadena Apartments,
Senior Lien Series 2021A-2, 3.125%, 6/01/57, 144A
6/31 at 100.00 N/R   5,551,644
38,280 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Wood Creek Apartments, Mezzanine Lien
Series 2021A-2, 4.000%, 12/01/58
6/32 at 100.00 N/R   28,517,834
8,030 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Wood Creek Apartments, Mezzanine Lien
Series 2021B, 4.000%, 12/01/59
6/32 at 100.00 N/R   5,138,718
30 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Wood Creek Apartments, Senior Lien Series
2021A-1, 3.000%, 12/01/49
6/32 at 100.00 N/R   19,940
5,820 Davis Joint Unified School District, Yolo County, California, General
Obligation Bonds, Series 2019, 4.000%, 8/01/40, (UB) (5)
8/26 at 100.00 AA   5,767,096
10,535 Elk Grove Unified School District, Sacramento County, California,
General Obligation Bonds, Election of 2016, Series 2017, 4.000%,
8/01/44, (UB) (5)
8/26 at 100.00 Aa2   10,346,634
Fairfield, California, Certificates of Participation, Fairfield
Water Financing Series 2007A:
5,480 0.000%, 4/01/33 - SYNCORA GTY Insured No Opt. Call AA 3,768,103
5,875 0.000%, 4/01/38 - SYNCORA GTY Insured, (UB) (5) No Opt. Call AA 3,026,741
3,460 Fairfield, California, Special Tax Bonds, Community Facilities District
2007-1 Fairfield Commons Project, Series 2008, 6.875%, 9/01/38
3/23 at 100.00 N/R   3,480,968
7,385 Fillmore, California, Wastewater Revenue Bonds, Refunding Series 2017,
4.000%, 5/01/42 - AGM Insured, (UB) (5)
5/27 at 100.00 A1   7,220,167
5,000 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Term Rate Series 2013B-2, 3.500%,
1/15/53 - AGM Insured, (UB) (5)
7/29 at 100.00 A1   4,214,050
Fresno Unified School District, Fresno County, California,
General Obligation Bonds, Crossover Refunding Series
2016B:
9,550 0.000%, 8/01/43 8/26 at 54.52 Aa3 3,831,842
6,900 4.000%, 8/01/46, (UB) (5) 8/26 at 100.00 Aa3 6,593,226
16,625 Fresno Unified School District, Fresno County, California, General
Obligation Bonds, Election 2010 Series 2014D, 4.000%, 8/01/47, (Pre-
refunded 8/01/24), (UB) (5)
8/24 at 100.00 Aa3  (6) 16,970,634
2,500 Fresno Unified School District, Fresno County, California, General
Obligation Bonds, Election 2020 Series 2021A, 3.000%, 8/01/55
8/29 at 100.00 Aa3   1,784,425
5,340 Garvey School District, Los Angeles County, California, General
Obligation Bonds, Election 2016 Series 2017A, 4.000%, 8/01/46 -
BAM Insured, (UB) (5)
8/27 at 100.00 AA   5,156,357

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 3,445 Gilroy Public Facilities Financing Authority, California, Wastewater
Revenue Bonds, Series 2021A, 3.000%, 8/01/51
8/31 at 100.00 AA   $ 2,540,584
Glendale Community College District, Los Angeles
County, California, General Obligation Bonds, Election
2016 Taxable Refunding Series 2020B:
2,650 0.000%, 8/01/42 (5) 2/30 at 68.75 AA- 1,094,026
1,875 0.000%, 8/01/43 2/30 at 66.54 AA- 734,381
1,765 0.000%, 8/01/44 2/30 at 64.38 AA- 655,045
1,500 0.000%, 2/01/45 2/30 at 63.32 AA- 540,315
Golden State Tobacco Securitization Corporation,
California, Enhanced Tobacco Settlement Asset-Backed
Revenue Bonds, Refunding Series 2015A:
6,610 5.000%, 6/01/40, (Pre-refunded 6/01/25), (UB) (5) 6/25 at 100.00 N/R (6) 6,996,487
5,390 5.000%, 6/01/40, (Pre-refunded 6/01/25), (UB) (5) 6/25 at 100.00 A+ (6) 5,705,153
1,414,485 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Capital Appreciation Series 2021B-2,
0.000%, 6/01/66
12/31 at 27.75 N/R   164,745,068
Golden State Tobacco Securitization Corporation,
California, Tobacco Settlement Asset-Backed Bonds,
Tender Option Bond Trust 2015-XF1038:
380 17.566%, 6/01/40, (Pre-refunded 6/01/25), 144A, (IF) (5) 6/25 at 100.00 N/R (6) 468,776
310 17.566%, 6/01/40, 144A, (IF) (5) 6/25 at 100.00 A+ 382,422
1,115 17.581%, 6/01/40, 144A, (IF) (5) 6/25 at 100.00 A+ 1,375,709
1,370 17.581%, 6/01/40, (Pre-refunded 6/01/25), 144A, (IF) (5) 6/25 at 100.00 N/R (6) 1,690,333
6,000 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Revenue Bonds, Series 2022A-1, 5.000%,
6/01/51
12/31 at 100.00 BBB+   6,164,700
7,000 Grossmont-Cuyamaca Community College District, California, General
Obligation Bonds, Refunding Series 2018, 4.000%, 8/01/47, (UB) (5)
8/28 at 100.00 AA   6,767,110
18,770 Hayward Area Recreation and Park District, California, General
Obligation Bonds, Election of 2016, Series 2017A, 4.000%, 8/01/46,
(UB) (5)
8/27 at 100.00 AA+   18,349,177
Hayward Unified School District, Alameda County,
California, General Obligation Bonds, Election 2014,
Series 2017:
12,580 4.000%, 8/01/39 - AGM Insured, (UB) (5) 8/26 at 100.00 AA 12,589,058
44,380 4.000%, 8/01/42 - AGM Insured, (UB) (5) 8/26 at 100.00 AA 43,418,285
9,275 Hayward Unified School District, Alameda County, California, General
Obligation Bonds, Refunding Series 2019, 4.000%, 8/01/43 - BAM
Insured, (UB) (5)
8/28 at 100.00 A+   9,004,448
5,760 Independent Cities Finance Authority, California, Mobile Home Park
Revenue Bonds, Augusta Communities Mobile Home Park, Refunding
Series 2022A, 5.250%, 5/15/56
5/32 at 100.00 A+   5,977,843
2,800 Independent Cities Finance Authority, California, Mobile Home Park
Revenue Bonds, Uniion City Tropics, Refunding Series 2019, 3.250%,
5/15/39, (UB) (5)
5/29 at 100.00 A+   2,416,400
160 Indio Redevelopment Agency, California, Tax Allocation Bonds, Merged
Area Redevelopment Project, Subordinate Lien Refunding Series
2008A, 5.250%, 8/15/28
1/23 at 100.00 A   160,365
279,500 Inland Empire Tobacco Securitization Authority, California, Tobacco
Settlement Asset-Backed Bonds, Series 2007C-2. Turbo Capital
Appreciation, 0.000%, 6/01/47
1/23 at 19.83 CCC   55,293,485
11,510 Jurupa Unified School District, Riverside County, California, General
Obligation Bonds, 2014 Election Series 2017B, 4.000%, 8/01/41, (UB)
(5)
8/27 at 100.00 Aa3   11,377,175

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
Lammersville Joint Unified School District, California,
Special Tax Bonds, Community Facilities District  2007-1
Mountain House - Shea Homes Improvement Area 1,
Series 2013:
$ 1,500 6.000%, 9/01/38 9/23 at 100.00 N/R $ 1,518,330
1,000 6.000%, 9/01/43 9/23 at 100.00 N/R 1,010,210
Lathrop, California, Special Tax Bonds, Community
Facilities District 2018-1 Central Lathrop Specific Plan
Improvement Areas 1, Series 2019:
1,945 5.400%, 9/01/38 9/26 at 103.00 N/R 1,823,826
3,095 5.500%, 9/01/43 9/26 at 103.00 N/R 2,917,038
4,830 5.600%, 9/01/49 9/26 at 103.00 N/R 4,515,422
Lathrop, California, Special Tax Bonds, Community
Facilities District 2018-1 Central Lathrop Specific Plan
Improvement Areas 2, Series 2019:
1,220 5.400%, 9/01/38 9/26 at 103.00 N/R 1,155,828
1,945 5.500%, 9/01/43 9/26 at 103.00 N/R 1,833,162
3,665 5.600%, 9/01/49 9/26 at 103.00 N/R 3,376,638
Lathrop, California, Special Tax Bonds, Community
Facilities District 2018-1 Central Lathrop Specific Plan
Improvement Areas 3, Series 2019:
2,410 5.400%, 9/01/38 9/26 at 103.00 N/R 2,295,043
3,820 5.500%, 9/01/43 9/26 at 103.00 N/R 3,591,755
7,205 5.600%, 9/01/49 9/26 at 103.00 N/R 6,753,679
Lathrop, California, Special Tax Bonds, Community
Facilities District 2018-1, Central Lathrop Specific Plan
Improvement Areas 4, Series 2019:
860 5.400%, 9/01/38 9/26 at 103.00 N/R 805,596
1,360 5.500%, 9/01/43 9/26 at 103.00 N/R 1,278,740
2,565 5.600%, 9/01/49 9/26 at 103.00 N/R 2,404,329
21,925 Long Beach Community College District, California, General Obligation
Bonds, Refunding 2008 Election Series 2012B, 0.000%, 8/01/49, (UB)
(5),(7)
8/42 at 100.00 AA   14,428,185
10,255 Long Beach Unified School District, Los Angeles County, California,
General Obligation Bonds, Election of 2008, Series 2017E, 4.000%,
8/01/44, (UB) (5)
8/26 at 100.00 Aa2   10,028,570
Long Beach Unified School District, Los Angeles County,
California, General Obligation Bonds, Election of 2016,
Series 2017A:
6,380 4.000%, 8/01/39, (UB) (5) 8/26 at 100.00 Aa2 6,384,594
10,450 4.000%, 8/01/40, (UB) (5) 8/26 at 100.00 Aa2 10,355,009
13,045 4.000%, 8/01/41, (UB) (5) 8/26 at 100.00 Aa2 12,894,461
14,760 4.000%, 8/01/42, (UB) (5) 8/26 at 100.00 Aa2 14,556,902
32,355 4.000%, 8/01/45, (UB) (5) 8/26 at 100.00 Aa2 31,597,246
1,765 Los Alamitos Unified School District, Orange County, California,
Certificates of Participation, Series 2012, 0.000%, 8/01/42 (7)
8/29 at 100.00 Aa3   1,803,406
2,000 Los Angeles County Community Facilities District 2021-01, California,
Special Tax Bond, Valencia-Facilities Improvement Area 1, Series 2022,
5.000%, 9/01/52
9/29 at 103.00 N/R   1,989,360
14,895 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Private Activity/AMT Subordinate Series
2019A, 4.000%, 5/15/44, (AMT), (UB) (5)
5/29 at 100.00 AA-   13,710,848
7,000 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Refunding Subordinate Series 2022G,
4.000%, 5/15/47, (AMT), (UB) (5)
11/31 at 100.00 AA   6,374,550

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 6,300 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2016B, 5.000%,
5/15/46, (AMT), (UB) (5)
5/26 at 100.00 AA-   $ 6,369,552
8,295 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2019F, 3.000%,
5/15/49, (AMT)
5/29 at 100.00 AA-   5,904,547
5,000 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2019F, 3.000%,
5/15/49, (AMT), (UB) (5)
5/29 at 100.00 AA-   3,559,100
12,125 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2021D, 5.000%,
5/15/46, (AMT), (UB) (5)
11/31 at 100.00 AA-   12,438,674
5,000 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2015E, 5.000%, 7/01/44, (UB) (5)
7/24 at 100.00 AA-   5,109,800
Los Angeles Department of Water and Power, California,
Power System Revenue Bonds, Tender Option Bond Trust
3345. As Of 6/4/2015 Converted to Trust 2015-XF2047:
1,715 6.928%, 7/01/43, 144A, (IF) (5) 1/24 at 100.00 AA- 1,818,346
16,145 Los Angeles Department of Water and Power, California, Waterworks
Revenue Bonds, Series 2017A, 4.000%, 7/01/47, (UB) (5)
1/27 at 100.00 Aa2   15,686,321
2,420 Los Angeles Department of Water and Power, California, Waterworks
Revenue Bonds, Tender Option Bond Trust 3403. As of 6/4/2015
Converted to Trust 2015-XF2053, 7.597%, 1/01/24, 144A, (IF) (5)
7/24 at 100.00 Aa2   2,692,807
5,000 Los Angeles, California, Wastewater System Revenue Bonds, Green
Subordinate Series 2022A, 4.000%, 6/01/52, (UB) (5)
6/32 at 100.00 AA   4,792,000
8,000 Lucia Mar Unified School District, San Luis Obispo County, California,
General Obligation Bonds, Election 2016 Series 2017A, 4.000%,
8/01/46, (UB) (5)
8/27 at 100.00 Aa2   7,806,560
18,700 Lucia Mar Unified School District, San Luis Obispo County, California,
General Obligation Bonds, Election 2016 Series 2018B, 4.000%,
8/01/47, (UB) (5)
8/28 at 100.00 Aa2   18,161,440
3,725 Lynwood Unified School District, Los Angeles County, California,
General Obligation Bonds, Election 2012 Series 2021E, 3.000%,
8/01/48 - BAM Insured
8/31 at 100.00 AA   2,810,550
8,000 Madera Unified School District, Madera County, California, General
Obligation Bonds, Election 2014 Series 2017, 4.000%, 8/01/46, (UB)
8/27 at 100.00 Aa3   7,564,880
25,420 Marin Healthcare District, Marin County, California, General Obligation
Bonds, 2013 Election, Series 2017A, 4.000%, 8/01/47, (UB) (5)
8/27 at 100.00 AA-   24,349,055
7,895 Marin Public Financing Authority, California, Revenue Bonds, Sausalito
Marin City Sanitary District, Series 2017, 4.000%, 4/01/42, (UB) (5)
4/27 at 100.00 AA   7,789,286
2,700 Modesto Elementary School District, Stanislaus County, California,
General Obligation Bonds, Election 2018 - Measure D Series 2021B,
3.000%, 8/01/50
2/30 at 100.00 Aa3   2,006,181
6,000 Montebello Unified School District, Los Angeles County, California,
General Obligation Bonds, Election 2016 Series 2016A, 4.000%,
8/01/46, (UB) (5)
8/26 at 100.00 A1   5,692,680
1,075 Moorpark, California, Special Tax Bonds, Community Facilities District
2004-1, Refunding Junior Lien Series 2014B, 5.125%, 9/01/38
9/24 at 100.00 N/R   1,090,888
19,330 Mount San Antonio Community College District, Los Angeles County,
California, General Obligation Bonds, Election of 2008, Series 2021E,
0.000%, 8/01/45 (5)
8/31 at 71.51 AA   6,955,514
15,000 Mount San Antonio Community College District, Los Angeles County,
California, General Obligation Bonds, Election of 2018, Series 2019A,
4.000%, 8/01/49, (UB) (5)
8/29 at 100.00 AA   14,553,000

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 3,902 Northstar Community Services District, California, Special Tax Bonds,
Community Facilities District 1, Refunding Series 2005, 1.363%,
9/01/28 (4)
3/23 at 100.00 N/R   $ 1,677,908
2,305 Orland Joint Unified School District, Glenn and Tehama Counties,
California, General Obligation Bonds, 2008 Election, Series 2012B,
0.000%, 8/01/51 (7)
8/37 at 100.00 AA   1,632,516
970 Orland Joint Unified School District, Glenn and Tehama Counties,
California, General Obligation Bonds, 2008 Election, Series 2013C,
5.550%, 8/01/43
8/38 at 100.00 AA   663,858
Palmdale Community Redevelopment Agency, California,
Tax Allocation Bonds, Merged Redevelopment Project
Areas, Series 2002:
1,230 0.000%, 12/01/31 - AMBAC Insured No Opt. Call AA- 895,440
1,225 0.000%, 12/01/32 - AMBAC Insured No Opt. Call AA- 850,714
8,910 Palmdale School District, Los Angeles County, California, General
Obligation Bonds, 2016 Election Series 2017A, 4.000%, 8/01/46, (UB)
(5)
8/27 at 100.00 Aa3   8,681,459
8,000 Palomar Community College District, San Diego County, California,
General Obligation Bonds, Refunding Series 2017, 4.000%, 8/01/45,
(UB) (5)
8/27 at 100.00 AA   7,835,600
16,155 Patterson Public Finance Authority, California, Revenue Bonds,
Community Facilities District 2001-1, Senior Series 2013A, 5.750%,
9/01/39
9/23 at 100.00 N/R   16,311,057
2,595 Patterson Public Finance Authority, California, Revenue Bonds,
Community Facilities District 2001-1, Subordinate Lien Series 2013B,
5.875%, 9/01/39
9/23 at 100.00 N/R   2,622,144
Pomona Unified School District, Los Angeles County,
California, General Obligation Bonds, Election 2016
Series 2017A:
12,635 4.000%, 8/01/42 - BAM Insured, (UB) 8/26 at 100.00 AA 12,262,268
9,485 4.000%, 8/01/46 - BAM Insured, (UB) 8/26 at 100.00 AA 9,009,327
2,500 Redwood City Public Facilities and Infrastructure Authority, San Mateo,
California, Lease Revenue Bonds, Veterans Memorial Building/Senior
Center, Series 2021, 3.000%, 6/01/51
6/31 at 100.00 AA+   1,837,250
2,985 River Delta Unified School District, Sacramento and Solano Counties,
California, General Obligation Bonds, School Faciliteis Improvement
District 2, Election 2004 Series 2008, 0.000%, 4/01/48 - AGM Insured
No Opt. Call AA   921,350
River Islands Public Financing Authority, California,
Special Tax Bonds, Community Facilities District 2003-1
Improvement Area 1, Subordinate Series 2022B-2:
3,665 5.000%, 9/01/42 9/29 at 103.00 N/R 3,681,236
8,000 5.250%, 9/01/47 9/29 at 103.00 N/R 8,093,600
5,410 5.000%, 9/01/52 9/29 at 103.00 N/R 5,267,446
1,250 Riverside County Asset Leasing Corporation, California, Lease Revenue
Bonds, Capital Project, Tender Option Bond Trust 2015-XF1020,
8.399%, 11/01/45, 144A, (IF) (5)
11/25 at 100.00 A+   1,620,888
3,030 Riverside County Public Financing Authority, California, Tax Allocation
Revenue Bonds, Desert Communities & Interestate 215 Corridor
Projects, Series 2017A, 4.000%, 10/01/40 - BAM Insured, (UB) (5)
10/27 at 100.00 AA   2,939,100
6,250 Riverside County Redevelopment Agency Successor Agency, California,
Tax Allocation Housing Bonds, Refunding Series 2017A, 4.000%,
10/01/39 - BAM Insured, (UB) (5)
10/27 at 100.00 AA   6,229,563

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
Riverside County Redevelopment Agency, California,
Tax Allocation Bonds, Interstate 215 Corridor
Redevelopment Project Area, 2nd Lien Series 2011E:
$ 7,100 0.000%, 12/01/41 No Opt. Call A- $ 2,937,838
7,075 0.000%, 12/01/42 No Opt. Call A- 2,767,386
7,050 0.000%, 12/01/43 No Opt. Call A- 2,605,398
5,600 0.000%, 12/01/44 No Opt. Call A- 1,956,808
20,000 Riverside County Transportation Commission, California, Toll Revenue
Second Lien Bonds, RCTC 91 Express Lanes, Refunding Series 2021C,
4.000%, 6/01/47, (UB) (5)
6/31 at 100.00 BBB   18,431,800
Rocklin Unified School District, Placer County, California,
Special Tax Bonds, Community Facilities District 2, Series
2007:
550 0.000%, 9/01/36 - NPFG Insured No Opt. Call Baa2 310,172
660 0.000%, 9/01/37 - NPFG Insured No Opt. Call Baa2 351,160
Sacramento City Financing Authority California, Lease
Revenue Bonds, Master Lease Program Facilities Projects,
Tender Option Bond Trust 2016-XG0100:
3,000 8.393%, 12/01/30 - AMBAC Insured, 144A, (IF) (5) No Opt. Call AA- 4,792,770
2,500 8.393%, 12/01/30 - AMBAC Insured, 144A, (IF) (5) No Opt. Call AA- 3,993,975
1,790 8.663%, 12/01/30 - AMBAC Insured, 144A, (IF) (5) No Opt. Call AA- 2,857,449
6,580 8.717%, 12/01/33 - AMBAC Insured, 144A, (IF) (5) No Opt. Call AA- 11,716,348
4,795 Sacramento, California, Special Tax Bonds, Community Facilities District
05-1 College Square, Series 2007, 5.900%, 9/01/37
3/23 at 100.00 N/R   4,807,851
Sacramento, California, Special Tax Bonds, Community
Facilities District 2018-01 Railyards, Improvements Series
2022:
2,150 5.250%, 9/01/42, 144A 9/29 at 103.00 N/R 2,183,884
4,000 5.250%, 9/01/47, 144A 9/29 at 103.00 N/R 4,022,520
2,250 5.375%, 9/01/52, 144A 9/29 at 103.00 N/R 2,268,495
4,935 San Bernardino City, California, Pension Obligation Bonds, Taxable
Series 2020A, 6.750%, 12/15/46, 144A
6/29 at 100.00 BBB   4,941,465
7,130 San Bernardino Community College District, California, General
Obligation Bonds, Election of 2008 Series 2009B, 0.000%, 8/01/44,
(UB) (5)
No Opt. Call AA   2,709,186
1,865 San Bernardino County Financing Authority, California, Revenue Bonds,
Courthouse Facilities Project, Series 2007, 5.500%, 6/01/37 - NPFG
Insured
No Opt. Call Baa2   1,896,052
10,000 San Diego Unified School District, San Diego County, California, General
Obligation Bonds, Election of 2012 Series 2013C, 4.000%, 7/01/42,
(Pre-refunded 7/01/23), (UB) (5)
7/23 at 100.00 AA-  (6) 10,057,500
20,000 San Diego Unified School District, San Diego County, California, General
Obligation Bonds, Election of 2012 Series 2017I, 4.000%, 7/01/47,
(UB) (5)
7/27 at 100.00 Aa2   19,048,600
San Diego Unified School District, San Diego County,
California, General Obligation Bonds, Refunding Series
2012R-2:
10,000 0.000%, 7/01/40, (UB) (5),(7) No Opt. Call AA- 8,913,100
29,410 0.000%, 7/01/41, (UB) (5),(7) 7/40 at 100.00 AA- 25,995,205
19,500 San Francisco Airport Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2022A, 5.000%,
5/01/52, (AMT), (UB) (5)
5/32 at 100.00 A1   19,782,750

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
San Francisco Airports Commission, California, Revenue
Bonds, San Francisco International Airport, Second Series
2018D:
$ 31,045 5.000%, 5/01/43, (AMT), (UB) (5) 5/28 at 100.00 A+ $ 31,714,641
43,630 5.000%, 5/01/48, (AMT), (UB) (5) 5/28 at 100.00 A+ 44,171,012
106,295 5.250%, 5/01/48, (AMT), (UB) (5) 5/28 at 100.00 A+ 109,354,170
San Francisco Airports Commission, California, Revenue
Bonds, San Francisco International Airport, Second Series
2019A:
4,000 5.000%, 5/01/38, (AMT), (UB) (5) 5/29 at 100.00 A+ 4,162,560
42,265 5.000%, 5/01/44, (AMT), (UB) (5) 5/29 at 100.00 A+ 43,233,291
33,525 4.000%, 5/01/49, (AMT), (UB) (5) 5/29 at 100.00 A+ 29,146,635
17,000 5.000%, 5/01/49, (AMT), (UB) (5) 5/29 at 100.00 A+ 17,222,360
San Francisco Airports Commission, California, Revenue
Bonds, San Francisco International Airport, Second Series
2019E:
42,100 4.000%, 5/01/50, (AMT), (UB) (5) 5/29 at 100.00 A+ 36,533,538
38,160 5.000%, 5/01/50, (AMT), (UB) (5) 5/29 at 100.00 A+ 38,629,750
11,350 San Francisco Bay Area Rapid Transit District, California, General
Obligation Bonds, Election of 2016, Green Series 2020C-1, 3.000%,
8/01/50, (UB) (5)
8/29 at 100.00 AA   8,510,911
5,855 San Francisco City and County Public Utilities Commission, California,
Water Revenue Bonds, WSIP Green Series 2020A, 4.000%, 11/01/50,
(UB) (5)
11/30 at 100.00 AA-   5,532,097
San Francisco City and County Redevelopment Agency
Successor Agency, California, Tax Allocation Bonds,
Mission Bay South Redevelopment Project, Subordinate
Series 2016D:
2,750 0.000%, 8/01/26, 144A 1/23 at 84.84 N/R 2,336,785
8,905 0.000%, 8/01/31, 144A 1/23 at 66.40 N/R 5,923,428
17,120 0.000%, 8/01/43, 144A 1/23 at 36.33 N/R 6,267,118
San Francisco Redevelopment Agency, California, Special
Tax Bonds, Community Facilities District 6, Mission Bay
South, Series 2005B:
1,375 0.000%, 8/01/30 2/23 at 64.51 N/R 884,716
3,020 0.000%, 8/01/34 2/23 at 50.78 N/R 1,529,389
7,250 San Mateo County Joint Powers Financing Authority, California, Lease
Revenue Bonds, Cordilleras Mental Health Center, Series 2021A-1,
3.000%, 6/15/46
6/31 at 100.00 AA+   5,454,973
20,035 San Mateo Union High School District, San Mateo County, California,
General Obligation Bonds, Election 2010 Series 2011A, 7.000%,
7/01/51 (5)
9/41 at 100.00 AA+   13,751,223
13,385 Sanger Unified School District, Fresno County, California, General
Obligation Bonds, Election 2016, Series 2017A, 4.000%, 8/01/45 -
BAM Insured, (UB) (5)
8/27 at 100.00 AA   13,014,236
2,465 Sanger Unified School District, Fresno County, California, General
Obligation Bonds, Election 2018, Series 2021C, 3.000%, 8/01/48 -
BAM Insured
8/31 at 100.00 AA   1,859,867
3,325 Sanger Unified School District, Fresno County, California, General
Obligation Bonds, Election 2020, Series 2021A, 3.000%, 8/01/51 -
BAM Insured
8/31 at 100.00 AA   2,452,088
2,500 Santa Barbara Secondary High School District, Santa Barbara County,
California,General Obligation Bonds,  Election 2010 Series 2011A,
0.000%, 8/01/40
No Opt. Call AA   1,200,550

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 7,030 Santa Clara County Housing Authority, California, Multifamily Housing
Revenue Bonds, Blossom River Project, Series 1998A, 6.500%,
9/01/39, (AMT)
1/23 at 100.00 N/R   $ 6,896,219
Saugus-Castaic School Facilities Financing Authority,
California,  Community Facilities District 2006-1C, Special
Tax Bonds, Series 2013:
1,365 5.875%, 9/01/33 9/23 at 100.00 N/R 1,383,482
3,370 6.000%, 9/01/43 9/23 at 100.00 N/R 3,403,970
7,860 Savanna Elementary School District, Orange County, California, General
Obligation Bonds, Election 2008 Series 2012B, 0.000%, 2/01/52 -
AGM Insured (7)
No Opt. Call A1   5,625,716
7,500 Silicon Valley Tobacco Securitization Authority, California, Tobacco
Settlement Asset-Backed Bonds, Santa Clara County Tobacco
Securitization Corporation, Series 2007A, 0.000%, 6/01/47
1/23 at 25.47 N/R   1,784,325
94,800 Silicon Valley Tobacco Securitization Authority, California, Tobacco
Settlement Asset-Backed Bonds, Santa Clara County Tobacco
Securitization Corporation, Turbo Capital Appreciation Series 2007C,
0.000%, 6/01/56
1/23 at 12.62 N/R   8,232,432
11,435 Solano Community College District, Solano and Yolo Counties,
California, General Obligation Bonds, Election 2012 Series 2017C,
4.000%, 8/01/46, (UB) (5)
8/27 at 100.00 AA   11,141,692
15,580 Southwestern Community College District, San Diego County,
California, General Obligation Bonds, Election of 2016, Series 2017A,
4.000%, 8/01/47, (UB) (5)
8/27 at 100.00 AA-   15,131,296
4,665 Sweetwater Union High School District, California, General Obligation
Bonds, Refunding Series 2016, 4.000%, 8/01/42, (UB) (5)
2/26 at 100.00 BBB+   4,587,888
5,000 Sweetwater Union High School District, San Diego County, California,
General Obligation Bonds, Election 2006 Series 2018C, 4.000%,
8/01/47, (UB) (5)
8/28 at 100.00 AA+   4,783,800
4,000 Tejon Ranch Public Facilities Financing Authority, California, Special Tax
Bonds, Community Facilities District 2008-1 Tejon Industrial Complex
East 2012B, 5.250%, 9/01/42
3/23 at 100.00 N/R   4,004,320
Temecula Public Financing Authority, California, Special
Tax Bonds, Community Facilities District 16-01, Series
2017:
2,700 5.500%, 9/01/27, 144A No Opt. Call N/R 2,796,984
3,605 5.750%, 9/01/32, 144A 9/27 at 100.00 N/R 3,847,689
4,890 6.125%, 9/01/37, 144A 9/27 at 100.00 N/R 5,086,578
13,145 6.250%, 9/01/47, 144A 9/27 at 100.00 N/R 13,574,447
The Regents of the University of California, Medical
Center Pooled Revenue Bonds, Tender Option Bond
Trust 2016-XL0023:
1,536 19.015%, 5/15/38, 144A, (IF) (5) No Opt. Call AA- 1,581,984
5,414 The Regents of the University of California, Medical Center Pooled
Revenue Bonds, Tender Option Bond Trust 2016-XL0023., 19.015%,
5/15/38, (Pre-refunded 5/15/23), 144A, (IF) (5)
No Opt. Call N/R  (6) 5,574,917
95,575 Tobacco Securitization Authority of Southern California, Tobacco
Settlement Asset-Backed Bonds, San Diego County Tobacco Asset
Securitization Corporation, First Subordinate CABs, Series 2006B,
0.000%, 6/01/46
1/23 at 23.73 CCC-   17,115,571
3,000 Triview Metropolitan District 4, El Paso County, California, Colorado,
General Obligation Bonds, Limited Tax Series 2018, 5.750%, 12/01/48,
144A
12/23 at 103.00 N/R   2,901,540

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 10,615 Twin Rivers Unified School District, Sacramento and Placer Counties,
California, General Obligation Bonds, Election 2006 Series 2016,
4.000%, 8/01/43 - AGM Insured, (UB) (5)
8/26 at 100.00 A1   $ 10,448,981
10,185 Union Elementary School District, Santa Clara County, California,
General Obligation Bonds, Election of 2014, Series 2017C, 4.000%,
9/01/46, (UB) (5)
9/27 at 100.00 AA+   9,956,041
14,850 University of California Regents, Medical Center Pooled Revenue Bonds,
Series 2022P, 4.000%, 5/15/53, (UB) (5)
5/32 at 100.00 AA-   13,849,407
10,325 University of California, General Revenue Bonds, Limited Project Series
2016K, 4.000%, 5/15/46, (UB) (5)
5/26 at 100.00 AA-   10,055,931
11,000 University of California, General Revenue Bonds, Limited Project Series
2018O, 4.000%, 5/15/48, (UB) (5)
5/28 at 100.00 AA-   10,632,490
University of California, General Revenue Bonds, Tender
Option Bond Trust 2016-XG0061:
1,965 17.985%, 5/15/36, 144A, (IF) (5) 5/23 at 100.00 AA 2,025,561
535 17.985%, 5/15/36, (Pre-refunded 5/15/23), 144A, (IF) (5) 5/23 at 100.00 N/R (6) 551,489
2,625 University of California, General Revenue Bonds, Tender Option Bond
Trust 2016-XL0001, 7.290%, 5/15/38, 144A, (IF) (5)
5/23 at 100.00 AA   2,674,796
14,835 Western Placer Unified School District, Placer County, California,
Certificates of Participation, Refinancing Project, Series 2017, 4.000%,
8/01/49 - AGM Insured, (UB) (5)
8/27 at 100.00 AA   14,235,518
645 Westminster School District, Orange County, California, General
Obligation Bonds, Election 2008 Refunding Series 2013, 5.550%,
8/01/48 - BAM Insured
8/39 at 100.00 AA   412,729
7,700 Westminster School District, Orange County, California, General
Obligation Bonds, Election 2008 Refunding Series 2013, 5.550%,
8/01/48 - BAM Insured, (UB) (5)
8/39 at 100.00 AA   4,927,153
12,930 Westminster School District, Orange County, California, General
Obligation Bonds, Election 2008 Series 2013A, 5.700%, 8/01/52 -
BAM Insured, (UB) (5)
8/39 at 100.00 AA   8,245,849
8,450 Westminster School District, Orange County, California, General
Obligation Bonds, Election 2008 Series 2013A, 5.700%, 8/01/52 -
BAM Insured
8/39 at 100.00 AA   5,388,818
25,920 Yosemite Community College District, California, General Obligation
Bonds, Capital Appreciation, Election 2004, Series 2010D, 0.000%,
8/01/42, (UB) (5),(7)
No Opt. Call AA-   19,994,170
5,051,854 Total California 2,979,767,889
Colorado - 10.8%
8,695 Aerotropolis Regional Transportation Authority, Colorado, Special
Revenue Bonds, Series 2019, 5.000%, 12/01/51
12/24 at 102.00 N/R   7,361,100
10,000 Aerotropolis Regional Transportation Authority, Colorado, Special
Revenue Bonds, Series 2021, 4.375%, 12/01/52
12/26 at 103.00 N/R   7,368,700
1,168 Alpine Mountain Ranch Metropolitan District, Routt County, Colorado,
Special Assessment Revenue Bonds, Special Improvement District 1,
Refunding Series 2021, 4.000%, 12/01/40
9/26 at 103.00 N/R   884,093
2,451 Alpine Mountain Ranch Metropolitan District, Routt County, Colorado,
Special Assessment Revenue Bonds, Special Improvement District 2,
Series 2021, 4.000%, 12/01/40
9/26 at 103.00 N/R   1,854,853
Amber Creek Metropolitan District (In the City of
Thornton), Adams County, Colorado, Limited Tax
(Convertible to Unlimited Tax), General Obligation
Refunding and Improvement Bonds, Series 2017A:
481 5.000%, 12/01/37 1/23 at 103.00 N/R 453,164
1,507 5.125%, 12/01/47 1/23 at 103.00 N/R 1,344,666

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 464 Amber Creek Metropolitan District (In the City of Thornton), Adams
County, Colorado, Limited Tax (Convertible to Unlimited Tax), General
Obligation Refunding and Improvement Bonds, Series 2017B,
7.750%, 12/15/47
1/23 at 103.00 N/R   $ 419,345
1,100 Antelope Heights Metropolitan District, Colorado, Limited Tax General
Obligation Bonds, Junior Lien Series Series 2021B, 5.500%, 12/15/37
9/26 at 103.00 N/R   959,574
2,240 Arista Metropolitan District, Broomfield County, Colorado, General
Obligation Limited Tax Bonds, Refunding & Improvement Convertible
to Unlimited Tax Series 2018A, 5.000%, 12/01/38
12/23 at 103.00 N/R   2,126,611
1,945 Arvada West Town Center Business Improvement District, Colorado,
General Obligation Bonds, Refunding Series 2015, 5.450%, 12/01/39
12/25 at 100.00 N/R   1,900,421
2,965 Aspen Reserve Metropolitan District, Thornton, Colorado, General
Obligation Limited Tax Bonds, Convertible to Unlimited Tax Series
2017A, 5.875%, 12/01/47
1/23 at 103.00 N/R   2,906,649
527 Aspen Reserve Metropolitan District, Thornton, Colorado, General
Obligation Limited Tax Bonds, Subordinate Series 2017B, 8.000%,
12/15/47
1/23 at 103.00 N/R   480,935
2,290 Aurora Crossroads Metropolitan District 2, Colorado, Limited Tax
General Obligation Bonds, Subordinate Series 2020B, 7.750%,
12/15/50
9/25 at 103.00 N/R   2,057,748
129,889 Aurora Highlands Community Authority Board, Adams County,
Colorado, Special Tax Revenue Bonds, Refunding & Improvement
Series 2021A, 5.750%, 12/01/51
12/28 at 103.00 N/R   114,128,269
Aviation Station North Metropolitan District 2, Denver
County, Colorado, Limited Tax General Obligation Bonds,
Refunding & Improvement Series 2019A:
2,250 5.000%, 12/01/39 9/24 at 103.00 N/R 2,079,450
5,920 5.000%, 12/01/48 9/24 at 103.00 N/R 5,135,837
4,279 Aviation Station North Metropolitan District 2, Denver County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2019B,
7.750%, 12/15/48
9/24 at 103.00 N/R   3,841,686
3,258 Banning Lewis Ranch Metropolitan District 4, Colorado Springs, El Paso
County, Colorado, Limited Tax General Obligation Bonds, Series
2018A, 5.750%, 12/01/48
12/23 at 103.00 N/R   3,206,067
2,195 Banning Lewis Ranch Metropolitan District 5, Colorado Springs, El Paso
County, Colorado, Limited Tax General Obligation Bonds, Series
2018A, 5.750%, 12/01/48
12/23 at 103.00 N/R   2,159,639
2,500 Banning Lewis Ranch Regional Metropolitan District, Colorado Springs,
El Paso County, Colorado, Limited Tax General Obligation Bonds,
Series 2018A, 5.375%, 12/01/48
12/23 at 103.00 N/R   2,354,700
Base Village Metropolitan District 2, Colorado, General
Obligation Bonds, Refunding Series 2016A:
2,624 5.500%, 12/01/36 1/23 at 102.00 N/R 2,630,901
3,485 5.750%, 12/01/46 1/23 at 102.00 N/R 3,483,397
1,000 Baseline Metropolitan District 1, In the City and County of Broomfield,
Colorado, Special Revenue Bonds, Series 2021A, 5.000%, 12/01/51
12/24 at 103.00 N/R   838,290
1,500 Belford North Metropolitan District, Douglas County, Colorado, General
Obligation Limited Tax Bonds, Series 2020A, 5.500%, 12/01/50
12/25 at 103.00 N/R   1,303,425
3,210 Bella Mesa Metropolitan District, Castle Rock, Colorado, Limited Tax
General Obligation Bonds, Convertible Capital Appreciation Series
2020A-3, 6.750%, 12/01/49, 144A
6/25 at 99.64 N/R   2,637,143
2,880 Belleview Place Metropolitan District, Arapahoe County,
Colorado,  Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2020A-3, 5.000%, 12/01/50
12/25 at 103.00 N/R   2,425,507

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 297 Belleview Place Metropolitan District, Arapahoe County,
Colorado,  Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2020B-3, 8.000%, 12/15/50
12/25 at 103.00 N/R   $ 222,251
865 Belleview Village Metropolitan District, Jefferson County, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax
Series 2020, 4.950%, 12/01/50
12/25 at 103.00 N/R   701,792
6,160 Bennett Crossing Metropolitan District, Bennett, Adams County,
Colorado, General Obligation Limited Tax Bonds, Series 2020A-3,
6.125%, 12/01/49
6/25 at 103.00 N/R   5,819,229
Bennett Ranch Metropolitan District 1, Adams County,
Colorado, General Obligation Limited Tax Bonds,
Convertible to Unlimited Tax Series 2021A:
1,625 5.000%, 12/01/41 3/26 at 103.00 N/R 1,462,598
1,635 5.000%, 12/01/51 3/26 at 103.00 N/R 1,387,477
1,690 Bent Grass Metropolitan District, El Paso County, Colorado, Limited Tax
General Obligation Bonds, Refunding & Improvement Series 2020,
5.250%, 12/01/49, 144A
6/25 at 103.00 N/R   1,538,424
2,312 Berkley Shores Metropolitan District, Adams County, Colorado, Limited
Tax General Obligation Bonds, Convertible to Unlimited Tax Series
2020A-3, 5.250%, 12/01/50
12/25 at 103.00 N/R   2,013,798
4,320 Berthoud-Heritage Metropolitan District 10, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Senior Series 2022A, 4.750%,
12/01/52
12/26 at 103.00 N/R   3,328,344
334 Bijou Creek Metropolitan District, Arapahoe County, Colorado, General
Obligation Limited Tax Bonds, Subordinate Series 2019B, 7.750%,
12/15/49
12/24 at 103.00 N/R   297,547
1,805 Bijou Creek Metropolitan District, Arapahoe County, Colorado, General
Obligation Limited Tax Convertible to Unlimited Tax Bonds, Series
2019A, 5.000%, 12/01/49
12/24 at 103.00 N/R   1,594,591
2,215 Blue Lake Metropolitan District 3, Lochbuie, Weld County, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax
Series 2018A, 5.250%, 12/01/48
12/23 at 103.00 N/R   1,945,235
829 Blue Lake Metropolitan District 3, Lochbuie, Weld County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2018B,
7.500%, 12/15/48
12/23 at 103.00 N/R   734,718
18,500 Bradley Heights Metropolitan District 2, Colorado Springs, El Paso
County, Colorado, General Obligation Limited Tax Bonds, Series
2021A-3, 4.750%, 12/01/51
9/26 at 103.00 N/R   13,586,030
1,910 Bramming Farm Metropolitan District 1, Adams County, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax
Capital Appreciation Series 2015, 6.000%, 12/01/44, 144A
12/24 at 100.00 N/R   1,782,259
1,405 Bramming Farm Metropolitan District 1, Adams County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2019B-3,
8.500%, 12/15/49
12/24 at 103.00 N/R   1,283,425
675 Brighton Crossing Metropolitan District 4, Colorado, General Obligation
Bonds, Subordinate Limited Tax Series 2017B, 7.000%, 12/15/47
1/23 at 103.00 N/R   606,211
1,835 Brighton Crossing Metropolitan District 6, Brighton, Colorado, Limited
Tax General Obligation Bonds, Series 2020A-3, 5.000%, 12/01/50
12/25 at 103.00 N/R   1,518,921
1,540 Bristol Metropolitan District, Aurora, Colorado,  Limited Tax General
Obligation Bonds, Convertible to Unlimited Tax Series 2019A, 5.750%,
12/01/48, (Pre-refunded 12/01/23)
12/23 at 103.00 N/R  (6) 1,621,404
257 Bristol Metropolitan District, Aurora, Colorado,  Limited Tax General
Obligation Bonds, Subordinate Limited Tax Series 2019B, 8.000%,
12/15/48, (Pre-refunded 12/15/23)
12/23 at 103.00 N/R  (6) 275,584

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 1,600 Broadway Park North Metropolitan District 2, Denver, Colorado, Limited
Tax General Obligation Bonds, Refunding & Improvement Series
2020, 5.000%, 12/01/49, 144A
12/25 at 103.00 N/R   $ 1,441,840
8,375 Broadway Station Metropolitan District 2, Denver City and County,
Colorado, General Obligation Limited Tax Bonds, Convertible to
Unlimited Series 2019A, 5.125%, 12/01/48
6/24 at 103.00 N/R   7,561,536
7,075 Broadway Station Metropolitan District 2, Denver City and County,
Colorado, General Obligation Limited Tax Bonds, Subordinate
(Convertible to Senior) Capital Appreciation (Convertible to Current
Interest), Limited Tax (Convertible to Unlimited Tax) Series, 7.500%,
12/01/48
6/24 at 85.96 N/R   4,921,087
Broadway Station Metropolitan District 3, Denver City
and County, Colorado, General Obligation Limited Tax
Bonds, Convertible to Unlimited Series 2019A:
2,584 5.000%, 12/01/39 6/24 at 103.00 N/R 2,208,648
5,500 5.000%, 12/01/49 6/24 at 103.00 N/R 4,416,170
18,415 Broadway Station Metropolitan District 3, Denver City and County,
Colorado, General Obligation Limited Tax Bonds, Subordinate
Convertible to Senior Capital Appreciation Series 2019B, 0.000%,
12/01/49 (7)
6/24 at 79.97 N/R   11,378,813
1,241 Bromley Park Metropolitan District No. 2, In the City of Brighton, Adams
and Weld Counties, Colorado, Senior General Obligation Limited Tax
Refunding Bonds, Series 2018B, 6.375%, 12/15/47
12/23 at 103.00 N/R   1,182,934
Buffalo Highlands Metropolitan District, Commerce
City, Colorado, Limited Tax General Obligation Bonds,
Convertible to Unlimited Tax, Refunding & Improvement
Series 2018A:
1,185 5.250%, 12/01/38 12/23 at 103.00 N/R 1,131,248
2,250 5.375%, 12/01/48 12/23 at 103.00 N/R 2,081,498
1,226 Buffalo Highlands Metropolitan District, Commerce City, Colorado,
Limited Tax General Obligation Bonds, Refunding Subordinate Series
2018B, 7.625%, 12/15/46
12/23 at 103.00 N/R   1,113,502
3,188 Buffalo Ridge Metropolitan District (In the City of Commerce City),
Adams County, Colorado, General Obligation Refunding and
Improvement Bonds, Series 2018B, 7.375%, 12/15/47
12/23 at 103.00 N/R   2,978,198
5,616 Canyons Metropolitan District 5, Douglas County, Colorado, Limited Tax
General Obligation and Special Revenue Bonds, Junior Subordinate
Series 2016, 7.000%, 12/15/57
1/23 at 100.00 N/R   3,753,004
Canyons Metropolitan District 5, Douglas County,
Colorado, Limited Tax General Obligation and Special
Revenue Bonds, Refunding & Improvement Series
2017A:
3,140 6.000%, 12/01/37 1/23 at 103.00 N/R 3,017,320
8,270 6.125%, 12/01/47 1/23 at 103.00 N/R 7,879,408
8,425 Canyons Metropolitan District 5, Douglas County, Colorado, Limited Tax
General Obligation and Special Revenue Bonds, Subordinate Series
2017B, 8.000%, 12/15/47
1/23 at 103.00 N/R   7,680,820
6,602 Canyons Metropolitan District 6, Douglas County, Colorado, Limited Tax
General Obligation and Special Revenue Bonds, Junior Subordinate
Series 2016, 7.000%, 12/15/57
1/23 at 100.00 N/R   4,341,343
3,425 Canyons Metropolitan District 6, Douglas County, Colorado, Limited
Tax General Obligation and Special Revenue Bonds, Refunding &
Improvement Series 2017A, 6.125%, 12/01/47
1/23 at 103.00 N/R   3,263,237
2,997 Canyons Metropolitan District 6, Douglas County, Colorado, Limited Tax
General Obligation and Special Revenue Bonds, Subordinate Series
2017B, 8.000%, 12/15/47
1/23 at 103.00 N/R   2,732,275

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 3,162 Carousel Farms Metropolitan District, Town of Parker, Douglas County,
Colorado, General Obligation Limited Tax Bonds, Series 2021A,
5.375%, 12/01/51
3/27 at 103.00 N/R   $ 2,588,064
4,960 Carriage Hills Metropolitan District, Frederick, Colorado, Limited Tax
General Obligation Bonds, Series 2018A, 5.500%, 12/01/47
12/23 at 103.00 N/R   4,660,515
4,495 Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Bonds, Improvement Series 2018, 5.250%, 12/01/48
12/23 at 103.00 N/R   4,109,284
Centerra Metropolitan District 1, Loveland, Colorado,
Special Revenue Bonds, Refunding & Improvement
Series 2017:
3,000 5.000%, 12/01/29, 144A 1/23 at 103.00 N/R 2,949,510
4,750 5.000%, 12/01/37, 144A 1/23 at 103.00 N/R 4,396,268
21,270 5.000%, 12/01/47, 144A 1/23 at 103.00 N/R 18,837,137
3,000 Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Bonds, Refunding & Improvement Series 2020A, 5.000%, 12/01/51
12/25 at 103.00 N/R   2,550,300
6,000 Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Improvement Bonds, Series 2022, 6.500%, 12/01/53
12/27 at 103.00 N/R   5,975,580
4,050 Cherry Creek Corporate Center Metropolitan District, Arapahoe County,
Colorado, Revenue Bonds, Refunding Senior Lien Series 2015A,
5.000%, 6/01/37
12/25 at 100.00 N/R   3,842,356
1,536 Cherry Creek Corporate Center Metropolitan District, Arapahoe County,
Colorado, Revenue Bonds, Refunding Subordinate Lien Series 2016B,
8.000%, 6/15/37
1/23 at 102.00 N/R   1,439,892
1,375 Cherry Hills City Metropolitan District, Arapahoe County, Colorado,
General Obligation Limited Tax Bonds, Convertible to Unlimited Tax
Series 2020A-3, 5.000%, 12/01/47
12/25 at 103.00 N/R   1,172,737
1,307 Cherrylane Metropolitan District, Adams County, Colorado, Limited Tax
General Obligation Bonds, Convertible to Unlimited Tax Series 2018A,
5.250%, 12/01/47
12/23 at 103.00 N/R   1,206,361
1,450 Citadel on Colfax Business Improvement District, Aurora, Colorado,
Special Revenue and Tax Supported Bonds, Senior Series 2020A,
5.350%, 12/01/50
12/25 at 103.00 N/R   1,273,405
1,035 City Center West Residential Metropolitan District 2, Greeley, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax,
Series 2019A, 5.000%, 12/01/49
12/24 at 103.00 N/R   908,730
765 Clear Creek Station Metropolitan District 2, Adams County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2017B,
7.375%, 12/15/47
1/23 at 103.00 N/R   699,440
2,820 Clear Creek Station Metropolitan District 2, Adams County, Colorado,
Limited Tax General Obligation Refunding & Improvement Series
2017A, 5.000%, 12/01/47
1/23 at 103.00 N/R   2,570,599
1,000 Clear Creek Transit Metropolitan District 2, Adams County, Colorado,
Revenue Supported Limited Tax General Obligation Bonds, Series
2021A, 5.000%, 12/01/50
12/26 at 103.00 N/R   839,200
2,250 Colliers Hill Metropolitan District 2, Erie, Weld County, Colorado,
General Obligation Limited Tax Bonds, Taxable Refunding
Subordinate Series 2022B-1, 6.000%, 12/15/47 - BAM Insured
3/27 at 103.00 N/R   1,857,442
Colorado Educational and Cultural Facilities Authority,
Charter School Revenue Bonds World Compass
Academy Project, Series 2017:
4,350 5.375%, 10/01/37 10/27 at 100.00 N/R 3,781,716
8,925 5.500%, 10/01/47 10/27 at 100.00 N/R 7,405,340
6,625 5.625%, 10/01/52 10/27 at 100.00 N/R 5,599,251

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 1,350 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Aspen Ridge School Project, Series 2015A, 5.250%,
7/01/46, 144A
7/25 at 100.00 BB   $ 1,271,862
1,750 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Community Leadership Academy Project, Series
2008, 6.500%, 7/01/38
1/23 at 100.00 BB+   1,752,100
885 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Liberty Common Charter School, Series 2014B,
5.625%, 1/15/44
1/24 at 100.00 BBB-   890,310
4,855 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Loveland Classical Schools Project, Series 2016,
5.000%, 7/01/46, 144A
7/26 at 100.00 BB+   4,280,896
4,225 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Mountain Phoenix Community School, Series 2012,
7.000%, 10/01/42
1/23 at 100.00 N/R   4,228,464
Colorado Educational and Cultural Facilities Authority,
Charter School Revenue Bonds, New Summit Charter
Academy Project, Series 2021A:
350 4.000%, 7/01/41, 144A 7/31 at 100.00 N/R 281,844
350 4.000%, 7/01/51, 144A 7/31 at 100.00 N/R 258,401
1,225 4.000%, 7/01/61, 144A 7/31 at 100.00 N/R 857,231
Colorado Educational and Cultural Facilities Authority,
Charter School Revenue Bonds, Skyview Academy
Project, Series 2014:
2,025 5.125%, 7/01/34, 144A 7/24 at 100.00 BB 2,022,367
3,150 5.375%, 7/01/44, 144A 7/24 at 100.00 BB 3,073,550
2,700 5.500%, 7/01/49, 144A 7/24 at 100.00 BB 2,655,585
7,745 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Thomas MacLaren State Charter School Project,
Refunding & Improvement Series 2020A, 5.000%, 6/01/50
6/30 at 100.00 Aa3   7,834,997
730 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Twin Peaks Charter Academy, Series 2011B, 7.500%,
3/15/35
1/23 at 100.00 BB   731,635
Colorado Educational and Cultural Facilities Authority,
Charter School Revenue Bonds, University of Northern
Colorado Lab School, Refunding & Improvement Series
2015:
500 5.000%, 12/15/35, 144A 12/25 at 100.00 BBB- 511,195
2,500 5.000%, 12/15/45, 144A 12/25 at 100.00 BBB- 2,526,550
Colorado Educational and Cultural Facilities Authority,
Charter School Revenue Bonds,Science Technology
Engineering and Math School Project, Refunding Series
2014:
890 5.000%, 11/01/44 11/24 at 100.00 Baa3 866,032
765 5.125%, 11/01/49 11/24 at 100.00 Baa3 745,171
1,475 Colorado Educational and Cultural Facilities Authority, Revenue Bonds,
Global Village Academy - Northglenn Project, Series 2020, 5.000%,
12/01/50, 144A
12/30 at 100.00 N/R   1,204,588
23,755 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2021A, 3.000%, 11/15/51 (5)
11/31 at 100.00 AA   17,347,326
5,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2021A, 3.000%, 11/15/51, (UB)
(5)
11/31 at 100.00 AA   3,651,300
47,590 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Adventist Health System/Sunbelt Obligated Group, Series 2018A,
4.000%, 11/15/48, (UB) (5)
5/28 at 100.00 AA   43,279,298

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 12,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
American Baptist Homes of the Midwest Obligated Group, Series
2013, 8.000%, 8/01/43
2/24 at 100.00 N/R   $ 12,154,440
4,085 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
American Baptist Homes Project, Series 2016, 6.125%, 2/01/46, 144A
2/26 at 100.00 N/R   3,441,408
3,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic
Health Initiatives, Tender Option Bond Trust 2015-XF2195, 8.250%,
10/01/37, (Pre-refunded 11/13/23), 144A, (IF) (5)
11/23 at 100.00 BBB+  (6) 3,239,490
5,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Children's Hospital Colorado Project, Series 2016A, 5.000%, 12/01/41,
(UB) (5)
6/26 at 100.00 A+   5,101,450
45 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2, 4.000%, 8/01/49
8/29 at 100.00 Baa1   37,800
2,100 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2022A, 5.250%, 11/01/52
11/32 at 100.00 Baa1   2,159,220
1,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Frasier
Project, Refunding Bonds Series 2023A. Forward Delivery, 4.000%,
5/15/48 , (WI/DD, Settling 2/15/23)
5/28 at 103.00 BBB-   727,080
2,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters
of Charity of Leavenworth Health Services Corporation, Tender Option
Bond Trust 2015-XF2196, 10.071%, 1/01/35, 144A, (IF) (5)
1/24 at 100.00 AA-   2,250,440
4,785 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters
of Charity of Leavenworth Health Services Corporation, Tender Option
Bond Trust 3366. As of 6/4/2015 Converted to Trust 2015-XF2048,
7.597%, 1/01/44, 144A, (IF) (5)
1/24 at 100.00 AA-   5,267,998
1,300 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sunny
Vista Living Center Project, Refunding & Improvement Series 2015A,
6.125%, 12/01/45, 144A
12/25 at 100.00 N/R   900,419
4,250 Colorado High Performance Transportation Enterprise, US 36 and I-25
Managed Lanes Revenue Bonds, Senior Lien Series 2014, 5.750%,
1/01/44, (AMT)
1/23 at 100.00 BBB-   4,252,975
31,920 Colorado International Center Metropolitan District 14, Denver,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2018, 5.875%, 12/01/46
12/23 at 103.00 N/R   29,972,561
750 Colorado International Center Metropolitan District 3, Aurora, Colorado,
General Obligation Limited Tax Bonds, Junior Lien Series 2018C,
12.500%, 12/15/38
12/23 at 103.00 N/R   718,522
1,361 Colorado International Center Metropolitan District 3, Aurora, Colorado,
General Obligation Limited Tax Bonds, Series 2018B, 7.500%,
12/15/38
12/23 at 103.00 N/R   1,277,666
15,070 Colorado International Center Metropolitan District 4, Adams County,
Colorado, Limited Tax General Obligation and Special Revenue
Bonds, Refunding & Improvement Convertible Capital Appreciation
Series 2019A-2, 6.250%, 12/01/48
6/24 at 99.88 N/R   13, 475,745
1,996 Colorado International Center Metropolitan District 4, Adams County,
Colorado, Limited Tax General Obligation and Special Revenue
Bonds, Subordinate Series 2019B-2, 8.750%, 12/15/48
6/24 at 103.00 N/R   1,867,378
30,925 Colorado International Center Metropolitan District 4, Adams County,
Colorado, Limited Tax General Obligation and Special Revenue
Refunding and Improvement Convertible Capital Appreciation Bonds,
Series 2019A-1, 6.000%, 12/01/47
6/24 at 94.26 N/R   25,506,322
13,000 Colorado International Center Metropolitan District 8, Adams County,
Colorado, Limited Tax General Obligation Bonds, Series 2020,
6.500%, 12/01/50
9/25 at 103.00 N/R   11,559,990

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 3,715 Colorado Springs Urban Renewal Authority, Colorado, Senior Special
Revenue Bonds, Canyon Creek Project, Series 2018A, 5.750%,
12/01/47 (4)
12/23 at 103.00 N/R   $ 3,146,494
1,086 Colorado Springs Urban Renewal Authority, Colorado, Senior Special
Revenue Bonds, Canyon Creek Project, Series 2018B, 8.125%,
12/15/47
12/23 at 103.00 N/R   866,346
3,240 Colorado Tech Center Metropolitan District, Louisville, Colorado,
General Obligaiton Bonds, Series 2018, 6.000%, 12/01/47
No Opt. Call N/R   2,876,796
1,495 Commons at East Creek Metropolitan District, Arapahoe County,
Colorado, General Obligation Limited Tax Bonds, Convertible to
Unlimited Tax Series 2020A-3, 5.000%, 12/01/50
12/25 at 103.00 N/R   1,256,473
1,125 Conestoga Metropolitan District 2, Ault, Weld County, Colorado, Limited
Tax General Obligation Bonds, Refunding & Improvement Series
2021A-3, 5.250%, 12/01/51
9/26 at 103.00 N/R   962,437
4,420 Confluence Metropolitan District, Eagle County, Colorado, Limited
Tax Supported Revenue Bonds, Subordinate Series 2021B, 5.500%,
12/15/50
6/26 at 103.00 N/R   3,703,076
1,765 Constitution Heights Metropolitan District, El Paso County, Colorado,
General Obligation Limited Tax Bonds, Refunding Series 2020,
5.000%, 12/01/49
6/25 at 103.00 N/R   1,575,916
Copper Ridge Metropolitan District, Colorado Springs,
Colorado, Tax Increment and Sales Tax Supported
Revenue Bonds, Series 2019:
2,950 5.000%, 12/01/39 12/24 at 103.00 N/R 2,655,619
1,750 5.000%, 12/01/43 12/24 at 103.00 N/R 1,518,580
1,358 Copperleaf Metropolitan District 3, Arapahoe County, Colorado, Limited
Tax General Obligation Bonds, Subordinate Series 2021B, 5.500%,
12/15/36
9/26 at 103.00 N/R   1,185,534
725 Copperleaf Metropolitan District 6, Arapahoe County, Colorado, Limited
Tax, General Obligation Bonds, Subordinate Series 2022B, 6.000%,
12/15/41
3/27 at 103.00 N/R   678,651
Cornerstar Metropolitan District, Arapahoe County,
Colorado, General Obligation Bonds, Limited Tax
Convertible to Unlimited Tax, Refunding Series 2017A:
1,910 5.125%, 12/01/37 1/23 at 103.00 N/R 1,834,173
4,600 5.250%, 12/01/47 1/23 at 103.00 N/R 4,262,268
3,903 Cornerstar Metropolitan District, Arapahoe County, Colorado, General
Obligation Bonds, Limited Tax Convertible to Unlimited Tax,
Refunding Series 2017B, 5.250%, 12/01/47
1/23 at 103.00 N/R   3,602,469
5,185 Cornerstone Metropolitan District 2, Montrose and Ouray Counties,
Colorado, Limited Tax General Obligation Refunding Bonds, Series
2010A, 2.400%, 12/01/40 (4)
1/23 at 100.00 N/R   2,851,750
670 Cottonwood Highlands Metropolitan District 1, Parker, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax
Series 2019A, 5.000%, 12/01/49
6/24 at 103.00 N/R   591,509
5,000 Crossroads Metropolitan District 1, El Paso County, Colorado, Limited
Tax General Obligation and Special Revenue Bonds, Series 2022,
6.500%, 12/01/51
12/29 at 103.00 N/R   4,659,200
Crowfoot Valley Ranch Metropolitan District No.
2,  Douglas County, Colorado, Limited Tax General
Obligation Bonds, Series 2018A:
4,060 5.625%, 12/01/38 12/23 at 103.00 N/R 4,015,299
9,665 5.750%, 12/01/48 12/23 at 103.00 N/R 9,288,645

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 1,630 Crowfoot Valley Ranch Metropolitan District No. 2,  Douglas County,
Colorado, Limited Tax General Obligation Bonds, Series 2018B,
8.000%, 12/15/48
12/23 at 103.00 N/R   $ 1,481,425
2,375 Crystal Crossing Metropolitan District, Colorado, General Obligation
Limited Tax Bonds, Refunding Series 2016, 5.250%, 12/01/40
12/25 at 100.00 N/R   2,293,989
4,601 Cumberland Green Metropolitan District, El Paso County, Colorado,
General Obligation Limited Tax Bonds, Refunding & Improvement
Series 2015, 5.250%, 12/01/45
12/25 at 100.00 N/R   4,278,470
663 Dacono Urban Renewal Authority, Weld County, Colorado, Tax
Increment Revenue Bonds, Series 2020, 6.250%, 12/01/39
12/25 at 103.00 N/R   612,639
9,000 Denver City and County, Colorado, Airport System Revenue Bonds,
Series 2022A, 4.125%, 11/15/53, (AMT), (UB) (5)
11/32 at 100.00 AA-   7,902,990
Denver City and County, Colorado, Airport System
Revenue Bonds, Subordinate Lien Series 2018A:
3,470 4.000%, 12/01/43, (AMT), (UB) (5) 12/28 at 100.00 A+ 3,132,404
53,210 4.000%, 12/01/48, (AMT), (UB) (5) 12/28 at 100.00 A+ 46,347,506
2,500 Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien, Tender Option Bond Trust 2015-XF1036, 6.985%,
11/15/43, 144A, (IF) (5)
11/23 at 100.00 A   2,555,000
15,000 Denver City and County, Colorado, Dedicated Tax Revenue Bonds,
Series 2021A, 4.000%, 8/01/51, (UB) (5)
8/31 at 100.00 AA-   14,322,450
2,500 Denver City and County, Colorado, Special Facilities Airport Revenue
Bonds, United Airlines, Inc. Project, Refunding Series 2017, 5.000%,
10/01/32, (AMT)
10/23 at 100.00 B   2,463,825
Denver Gateway Center Metropolitan District, In the City
and County of Denver, Colorado, General Obligation
Limited Tax Bonds, Series 2018A:
2,710 5.500%, 12/01/38 12/23 at 103.00 N/R 2,628,836
8,550 5.625%, 12/01/48 12/23 at 103.00 N/R 8,034,520
1,855 Denver Gateway Center Metropolitan District, In the City and County of
Denver, Colorado, General Obligation Limited Tax Bonds, Subordinate
Series 2018B, 7.875%, 12/15/48
12/23 at 103.00 N/R   1,713,222
1,800 Denver International Business Center Metropolitan District 1, Denver,
Colorado, General Obligation Bonds, Subordinate Limited Tax Series
2019B, 6.000%, 12/01/48
6/24 at 103.00 N/R   1,753,884
2,110 Denver West Promenade Metropolitan District, Lakewood, Colorado,
General Obligtion Bonds, Limited Tax Convertible to Unlimited Tax
Series 2013, 5.375%, 12/01/42
6/23 at 100.00 N/R   2,019,186
870 Denver West Promenade Metropolitan District, Lakewood, Colorado,
General Obligtion Bonds, Subordinate Convertible to Senior Limited
Tax Convertible to Unlimited Tax, Series 2016, 6.000%, 12/15/46
6/23 at 100.00 N/R   809,900
13,560 Denver, Colorado, Certificates of Participation, Convention Center
Expansion Project, Series 2018A, 4.000%, 6/01/48, (UB) (5)
6/26 at 100.00 Aa2   12,438,859
1,000 DIATC Metropolitan District, Commerce City, Adams County, Colorado,
General Obligation Limited Tax Bonds, Refunding & Improvement
Series 2019, 5.000%, 12/01/49, 144A
9/24 at 103.00 N/R   858,870
704 Dublin North Metropolitan District 2, El Paso County, Colorado, Limited
Tax General Obligation and Improvement Bonds, Subordinate Series
2018B, 7.250%, 12/15/47, (Pre-refunded 12/15/23)
12/23 at 100.00 N/R  (6) 746,353
1,500 E-470 Public Highway Authority, Colorado, Senior Revenue Bonds,
Capital Appreciation Series 2010A, 0.000%, 9/01/41
No Opt. Call A   644,190

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
E-470 Public Highway Authority, Colorado, Senior
Revenue Bonds, Series 2000B:
$ 70 0.000%, 9/01/30 - NPFG Insured No Opt. Call A $ 53,959
500 0.000%, 9/01/31 - NPFG Insured No Opt. Call A 370,075
500 0.000%, 9/01/33 - NPFG Insured No Opt. Call A 339,235
20 E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series
2004A, 0.000%, 9/01/28 - NPFG Insured
No Opt. Call A   16,661
3,766 East Creek Metropolitan District 1,  Aurora, Arapahoe County, Colorado,
General Obligation Limited Tax Bonds, Convertible to Unlimited Tax
Series 2019A, 5.250%, 12/01/48
6/24 at 103.00 N/R   3,447,509
534 East Creek Metropolitan District 1,  Aurora, Arapahoe County, Colorado,
General Obligation Limited Tax Bonds, Subordinate Series 2019B,
8.000%, 12/15/48
6/24 at 103.00 N/R   487,307
Elbert and Highway 86 Commercial Metropolitan District,
Elbert County, Colorado, Special Revenue and Tax
Supported Bonds, Refunding & Improvement Senior
Series 2021A:
1,700 5.000%, 12/01/41, 144A 6/26 at 103.00 N/R 1,492,872
2,000 5.000%, 12/01/51, 144A 6/26 at 103.00 N/R 1,622,120
3,100 Erie Urban Renewal Authority, Colorado, Tax Increment Revenue Bonds,
Series 2021, 4.000%, 12/01/38
9/26 at 103.00 N/R   2,483,627
18,000 Falcon Area Water and Wastewater Authority (El Paso County, Colorado),
Tap Fee Revenue Bonds, Series 2022A, 6.750%, 12/01/34, 144A
9/27 at 103.00 N/R   17,741,340
2,385 Fallbrook Villas Metropolitan District, Thornton, Adams County,
Colorado, Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2019A, 5.250%, 12/01/49
12/23 at 103.00 N/R   2,186,640
398 Fallbrook Villas Metropolitan District, Thornton, Adams County,
Colorado, Limited Tax General Obligation Bonds, Subordinate Series
2019B, 7.750%, 12/15/49, 144A
12/23 at 103.00 N/R   362,092
Fiddler's Business Improvement District, Colorado,
Limited Tax General Obligation Bonds, Greenwood
Village Project, Series 2022:
695 5.000%, 12/01/32 12/27 at 103.00 N/R 696,564
5,800 5.550%, 12/01/47 12/27 at 103.00 N/R 5,773,726
520 First Creek Village Metropolitan District, Denver, Colorado, Limited
Tax General Obligation Bonds, Subordinate Series 2019B, 6.750%,
8/01/49
9/24 at 103.00 N/R   501,197
1,040 Fitzsimons Village Metropolitan District 1, Arapahoe County, Colorado,
Limited Tax  General Obligation and Special Revenue Bonds,
Refunding Series 2020A, 5.000%, 12/01/49
3/25 at 103.00 N/R   884,530
611 Fitzsimons Village Metropolitan District 1, Arapahoe County, Colorado,
Limited Tax  General Obligation and Special Revenue Bonds,
Refunding Subordinate Series 2020B, 7.000%, 12/15/49
3/25 at 103.00 N/R   531,020
Foothills Metropolitan District, Fort Collins, Colorado,
Special Revenue Bonds, Series 2014:
11,995 5.750%, 12/01/30 12/24 at 100.00 N/R 11,638,868
36,930 6.000%, 12/01/38 12/24 at 100.00 N/R 33,813,847
2,110 Four Corners Business Improvement District, Erie, Boulder County,
Colorado, Limited Tax Supported Revenue Bonds, Series 2022,
6.000%, 12/01/52
9/27 at 103.00 N/R   1,874,418

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
Fourth North Business Improvement District, Silverthorne,
Summit County, Colorado, Special Revenue and Tax
Supported Bonds, Refunding & Improvement Senior
Series 2022A:
$ 4,220 5.500%, 12/01/42 12/30 at 102.00 N/R $ 4,071,371
5,780 5.750%, 12/01/52 12/30 at 102.00 N/R 5,502,965
2,266 Fourth North Business Improvement District, Silverthorne, Summit
County, Colorado, Special Revenue and Tax Supported Bonds,
Subordinate Series 2022B, 8.125%, 12/15/52
12/30 at 102.00 N/R   2,224,170
800 Frisco, Colorado, Marina Enterprise Revenue Bonds, Series 2019,
5.000%, 12/01/48
12/26 at 100.00 N/R   777,072
Future Legends Sports Park Business Improvement
District, Colorado, Limited Tax General Obligation Bonds,
Series 2022A and Subordinate Limited Tax General
Obligation Bonds, Series 2022B:
17,145 6.000%, 12/01/52 9/27 at 103.00 N/R 16,126,758
2,321 8.500%, 12/15/52 9/27 at 103.00 N/R 2,226,698
16,375 Future Legends Sports Park Metropolitan District 2, Colorado, Limited
Tax General Obligation Bonds, Series 2020A, 5.500%, 6/01/50, 144A
6/25 at 103.00 N/R   13,633,661
3,428 Future Legends Sports Park Metropolitan District 2, Colorado, Limited
Tax General Obligation Bonds, Subordinate Series 2020B, 6.500%,
6/03/50, 144A
6/25 at 103.00 N/R   2,991,924
Gardens on Havana Metropolitan District 3, Arapahoe
County, Colorado, Special Revenue Bonds, Refunding
Series 2017A:
2,890 5.125%, 12/01/37 1/23 at 103.00 N/R 2,761,742
2,525 5.250%, 12/01/47 1/23 at 103.00 N/R 2,333,529
1,704 Gardens on Havana Metropolitan District 3, Arapahoe County,
Colorado, Special Revenue Bonds, Refunding Subordinate Series
2017B, 7.750%, 12/15/47
1/23 at 103.00 N/R   1,575,655
1,370 Glen Metropolitan District 3, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Series 2021, 4.250%, 12/01/51, 144A
12/26 at 103.00 N/R   979,262
1,320 Glen Metropolitan District. 2, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Series 2017, 5.000%, 12/01/47
1/23 at 103.00 N/R   1,204,804
5,490 Granby Ranch Metropolitan District, Colorado, Limited Tax General
Obligation Bonds, Refunding Series 2018, 5.500%, 12/01/52, 144A
12/23 at 103.00 N/R   5,004,190
Grand Junction Dos Rios General Improvement District,
Grand Junction, Mesa County, Colorado, Special
Revenue Bonds, Series 2021:
2,575 4.500%, 12/01/41 12/26 at 103.00 N/R 2,042,696
3,010 4.750%, 12/01/51 12/26 at 103.00 N/R 2,258,854
Grandview Reserve Metropolitan District, El Paso County,
Colorado, Limited Tax General Obligation Senior Bonds,
Series 2022A and Limited Tax General Obligation
Subordinate Bonds, Series 2022B(3):
8,855 6.250%, 12/01/52 9/27 at 103.00 N/R 8,098,606
3,165 9.000%, 12/15/52 9/27 at 103.00 N/R 2,982,158
2,500 Great Western Metropolitan District 5, Colorado, General Obligation
Limited Tax Revenue Bonds, Refunding Series 2020, 4.750%, 12/01/50
12/25 at 102.00 N/R   2,077,600
5,255 Green Valley Ranch East Metropolitan District 6, Adams County,
Colorado, Limited Tax General Obligation Bonds, Series 2020A-3,
5.875%, 12/01/50
9/25 at 103.00 N/R   4,909,431
1,930 Greenspire Metropolitan District 1, Weld County, Colorado, General
Obligation Limited Tax Bonds, Series 2022, 5.125%, 12/01/51, 144A
6/27 at 103.00 N/R   1,667,539

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 750 Harvest Junction Metropolitan District, Longmont, Colorado, General
Obligation Bonds, Refunding and Improvement Series 2012, 5.375%,
12/01/37
1/23 at 100.00 N/R   $ 750,127
1,327 Haskins Station Metropolitan District, Arvada, Colorado, General
Obligation Bonds, Limited Tax Special Revenue Subordinate Series
2019B, 8.750%, 12/15/49
12/24 at 103.00 N/R   1,200,126
16,080 Heritage Todd Creek Metropolitan District, Colorado, General
Obligation Bonds Limited Tax, Refunding & Improvement Series 2015,
6.125%, 12/01/44
12/24 at 100.00 N/R   16,097,366
4,684 Hess Ranch Metropolitan District 6, Parker, Colorado, General
Obligation Bonds, Limited Tax Subordinate Series 2020B, 8.000%,
12/15/49
3/25 at 103.00 N/R   4,144,169
20,140 Hess Ranch Metropolitan District 6, Parker, Colorado, Limited Tax
General Obligation Bonds, Convertible Capital Appreciation Series
2020A-2, 0.000%, 12/01/49 (7)
3/25 at 93.28 N/R   13,800,532
13,500 Hess Ranch Metropolitan District 6, Parker, Colorado, Limited Tax
General Obligation Bonds, Series 2020A-1, 5.000%, 12/01/49
3/25 at 103.00 N/R   11,625,930
575 Highlands Metropolitan District 1, Broomfield City  and County,
colorado, Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2021, 5.000%, 12/01/51
3/26 at 103.00 N/R   471,598
1,395 Highlands-Mead Metropolitan District, Mead, Weld County Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax
Series 2020A, 5.125%, 12/01/50
9/25 at 103.00 N/R   1,199,756
1,550 Highline Crossing Metropolitan District, In the City of Aurora, Colorado,
General Obligation Limited Tax Bonds, Convertible to Unlimited
Series 2017A, 5.500%, 12/01/47
1/23 at 103.00 N/R   1,485,086
336 Highline Crossing Metropolitan District, In the City of Aurora, Colorado,
General Obligation Limited Tax Bonds, Subordinate Series 2017B,
7.750%, 12/15/47
1/23 at 103.00 N/R   314,738
Hogback Metropolitan District, Jefferson County,
Colorado, Limited Tax General Obligation Bonds,
Convertible to Unlimited Tax Series 2021A:
725 5.000%, 12/01/41, 144A 12/26 at 103.00 N/R 646,236
2,625 5.000%, 12/01/51, 144A 12/26 at 103.00 N/R 2,205,630
2,345 Home Place Metropolitan District, Thornton, Adams County, Colorado,
General Obligation Bonds, Limited Tax Convertible to Unlimited Tax
Series 2020A, 5.750%, 12/01/50
6/25 at 103.00 N/R   2,206,199
1,075 Hudson Hills Metropolitan District, Weld County, Colorado, Limited Tax
General Obligation Bonds, Convertible to Unlimited Tax Series 2019A,
5.125%, 12/01/48
12/23 at 103.00 N/R   976,938
208 Hudson Hills Metropolitan District, Weld County, Colorado, Limited
Tax General Obligation Bonds, Subordinate Series 2019B, 7.750%,
12/15/48
12/23 at 103.00 N/R   190,023
1,117 Iliff Commons Metropolitan District 2, Aurora, Colorado, General
Obligation Bonds, Subordinate Limited Tax Series 2020B, 6.500%,
12/15/49
3/25 at 103.00 N/R   1,032,220
8,950 Independence Metropolitan District 3, Elbert County, Colorado, Limited
Tax General Obligation Bonds, Series 2019A, 6.250%, 12/01/49
6/24 at 103.00 N/R   7,923,166
5,433 Independence Water & Sanitation District, Elbert County, Colorado,
Special Revenue Bonds, Series 2019, 7.250%, 12/01/38
6/24 at 103.00 N/R   5,463,859
770 Inspiration Metropolitan District, Douglas County, Colorado, Limited Tax
General Obligation Bonds, Convertible to Unlimited Tax, Subordinate
Series 2021B, 5.000%, 12/15/36
12/26 at 103.00 N/R   667,960

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 1,613 Interpark Metropolitan District, In the City and County of Broomfield,
Colorado, Limited Tax Convertible to Unlimited Tax, General
Obligation and Revenue Bonds, Series 2018, 5.500%, 12/01/48, 144A
12/23 at 103.00 N/R   $ 1,510,591
1,610 Interquest South Business Improvement District, Colorado Springs, El
Paso County, Colorado, Public Improvement Fee Revenue Bonds,
Series 2017, 5.000%, 12/01/47
1/23 at 103.00 N/R   1,438,648
Iron Mountain Metropolitan District 2, Windsor, Weld
County, Colorado, Limited Tax General Obligation Bonds,
Refunding & Improvement Series 2019A:
500 5.000%, 12/01/39 12/24 at 103.00 N/R 460,270
1,300 5.000%, 12/01/49 12/24 at 103.00 N/R 1,123,408
1,530 Iron Works Village Metropolitan District, Colorado, General Obligation
Limited Tax Bonds, Series 2018A, 5.875%, 12/01/48, (Pre-refunded
12/01/23)
12/23 at 103.00 N/R  (6) 1,613,293
534 Iron Works Village Metropolitan District, Colorado, General Obligation
Limited Tax Bonds, Series 2018B, 8.000%, 12/15/48, (Pre-refunded
12/15/23)
12/23 at 103.00 N/R  (6) 573,409
16,119 Jefferson Center Metropolitan District 1, Arvada, Jefferson County,
Colorado, Special Revenue Bonds, Subordinate Series 2020B, 5.750%,
12/15/50
12/23 at 103.00 N/R   15,137,192
2,510 Johnstown North Metropolitan District 2, Johnstown, Colorado, General
Obligation Bonds, Refunding & Improvement Series 2022A, 7.000%,
8/15/52
12/27 at 103.00 N/R   2,527,143
2,000 Johnstown Village Metropolitan District 2, Weld County, own of
Johnstown, Colorado, General Obligation Limited Tax Bonds, Series
2020A, 5.000%, 12/01/50
9/25 at 103.00 N/R   1,711,380
2,500 Jones District Community Authority Board, Centennial, Colorado,
Special Revenue Convertible Capital Appreciaiton Bonds, Series
2020A, 5.750%, 12/01/50
12/25 at 103.00 N/R   2,011,275
1,900 Kinston Metropolitan District 5, Loveland, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A, 5.125%,
12/01/50
12/25 at 103.00 N/R   1,630,846
3,850 Kinston Metropolitan District 5, Loveland, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2020B,
7.500%, 12/15/52
12/25 at 103.00 N/R   3,398,318
2,785 Kit Carson County Health Service District, Colorado, Health Care Facility
Revenue Bonds, Series 2007, 6.750%, 1/01/34
1/23 at 100.00 N/R   2,680,897
Lake of the Rockies Metropolitan District, In the Town
of Monument, El Paso County,  Colorado, Subordinate
General Obligation Limited Tax Bonds, Series 2018B:
2,675 5.000%, 8/01/48 12/23 at 103.00 N/R 2,397,950
439 7.500%, 8/01/48 12/23 at 103.00 N/R 398,037
Lakes at Centerra Metropolitan District 2, Loveland,
Colorado, Limited Tax General Obligation Bonds,
Refunding & Improvement Series 2018A:
700 5.125%, 12/01/37 12/23 at 103.00 N/R 659,225
6,500 5.250%, 12/01/47 12/23 at 103.00 N/R 5,827,185
2,295 Lakes at Centerra Metropolitan District 2, Loveland, Colorado, Limited
Tax General Obligation Bonds, Subordinate Series 2018B, 7.625%,
12/15/47
12/23 at 103.00 N/R   2,080,578
6,210 Lambertson Farms Metropolitan District 1, Colorado, Revenue Bonds,
Refunding & Improvement Series 2015, 5.750%, 12/15/46
12/23 at 100.00 N/R   4,095,681
1,329 Lanterns Metropolitan District 1, Castle Rock, Douglas County,
Colorado, Limited Tax General Obligation Bonds, Junior Lien Series
2019C, 10.000%, 12/15/49
9/24 at 103.00 N/R   1,295,071

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
Lanterns Metropolitan District 1, Castle Rock, Douglas
County, Colorado, Limited Tax General Obligation Bonds,
Series 2019A:
$ 875 5.000%, 12/01/39 9/24 at 103.00 N/R $ 821,686
5,170 5.000%, 12/01/49 9/24 at 103.00 N/R 4,622,601
1,368 Lanterns Metropolitan District 1, Castle Rock, Douglas County,
Colorado, Limited Tax General Obligation Bonds, Series 2019B,
7.750%, 12/15/49
9/24 at 103.00 N/R   1,239,353
10,000 Ledge Rock Center Commercial Metropolitan District (In the Town of
Johnstown, Weld County, Colorado), Limited Tax General Obligation
Bonds, Series 2022, 7.375%, 11/01/52, 144A
11/29 at 103.00 N/R   9,774,700
3,129 Leyden Ranch Metropolitan District, Jefferson County, Colorado,
General Obligation Limited Tax, Convertible to Unlimited Tax Bonds,
Series 2017A, 5.125%, 12/01/47
1/23 at 103.00 N/R   2,866,414
1,180 Lochbuie Station Metropolitan District, Adams County, Colorado,
General Obligation Limited Tax Bonds, Convertible to Unlimited Tax
Series 2020A, 5.750%, 12/01/50
9/25 at 103.00 N/R   1,114,404
Mayberry Community Authority, Colorado Springs, El
Paso County, Colorado, Special Revenue Bonds, Series
2021A:
2,090 5.000%, 12/01/41 6/26 at 103.00 N/R 1,858,177
5,585 5.000%, 4/15/51 6/26 at 103.00 N/R 4,637,784
1,190 Mayfield Metropolitan District, Thornton, Colorado, General Oblgation
Bonds, Limited Tax Series 2020A, 5.750%, 12/01/50
6/25 at 103.00 N/R   1,136,236
1,460 Mead Western Meadows Metropolitan District, Colorado, General
Obligation Limited Tax Bonds, Refunding Series 2018, 5.000%,
12/01/47
12/28 at 100.00 N/R   1,329,929
2,921 Meadowbrook Heights Metropolitan District, Jefferson County,
Colorado, General Obligation Limited Tax Bonds, Series 2021A(3),
4.875%, 12/01/51
9/26 at 103.00 N/R   2,228,489
Meadowlark Metropolitan District, Parker Town, Douglas
County, Colorado, Limited Tax General Obligation Bond,
Convertible to Unlimited Tax Series 2020A:
525 4.875%, 12/01/40 9/25 at 103.00 N/R 445,925
750 5.125%, 12/01/50 9/25 at 103.00 N/R 636,225
1,695 Meridian Ranch Metropolitan District 2018, Subdistrict, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Series 2022,
6.750%, 12/01/52 , (WI/DD, Settling 1/04/23)
12/27 at 103.00 N/R   1,637,929
3,170 Mirabelle Metropolitan District 2, Douglas County, Colorado, Limited
Tax General Obligation Bonds, Series 2020A, 5.000%, 12/01/49
3/25 at 103.00 N/R   2,766,554
1,473 Mirabelle Metropolitan District 2, Douglas County, Colorado, Limited
Tax General Obligation Bonds, Subordinate Series 2020B, 7.375%,
12/15/49
3/25 at 103.00 N/R   1,303,119
839 Mountain Shadows Metropolitan District, Colorado, General Obligation
Limited Tax Bonds,  Series 2016B, 7.500%, 12/15/46
1/23 at 102.00 N/R   765,185
Mountain Shadows Metropolitan District, Colorado,
General Obligation Limited Tax Bonds, Refunding Series
2016:
1,500 5.000%, 12/01/35 12/25 at 100.00 N/R 1,435,215
5,300 5.000%, 12/01/46 12/25 at 100.00 N/R 4,773,922
2,221 Mountain Shadows Metropolitan District, Weld County, Colorado,
Limited Tax General Obligation Bonds, Series 2015, 5.500%, 12/01/44
12/25 at 100.00 N/R   2,108,884

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 985 Mountain Sky Metropolitan District, Fort Lupton, Weld County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A, 5.000%,
12/01/49
3/25 at 103.00 N/R   $ 865,155
937 Mountain Sky Metropolitan District, Fort Lupton, Weld County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2020B,
7.625%, 12/15/49
3/25 at 103.00 N/R   832,328
3,365 Mulberry Metropolitan District 2, Fort Collins, Colorado, Limited Tax
General Obligation Bonds, Series 2022A, 7.000%, 12/01/52
12/27 at 103.00 N/R   3,401,241
2,500 Mulberry Metropolitan District 2, Fort Collins, Colorado, Limited Tax
General Obligation Bonds, Subordinate Series 2022B, 9.000%,
12/15/52
12/27 at 103.00 N/R   2,525,475
Murphy Creek Metropolitan District 3, Aurora, Colorado,
General Obligation Bonds, Refunding & Improvement
Series 2006:
5,770 6.000%, 12/01/26 (4) 1/23 at 100.00 N/R 5,770,000
10,910 6.125%, 12/01/35 (4) 1/23 at 100.00 N/R 10,910,000
2,145 Murphy Creek Metropolitan District 5 (In the City of Aurora, Arapahoe
County, Colorado), General Obligation Limited Tax Bonds, Series
2022A and Subordinate General Obligation Limited Tax Bonds, Series
2022B(3), 6.000%, 12/01/52
9/27 at 103.00 N/R   2,017,608
1,760 North Holly Metropolitan District, Colorado, Limited Tax General
Obligation Bonds, Convertible to Unlimited Tax Series 2018A, 5.500%,
12/01/48
12/23 at 103.00 N/R   1,656,987
North Park Metropolitan District 1, in the City of
Broomfiled, Colorado, Special Revenue Bonds, Series
2018A-1:
4,410 5.375%, 12/01/34 12/23 at 103.00 N/R 4,452,248
2,845 5.750%, 12/01/48 12/23 at 103.00 N/R 2,853,620
North Park Metropolitan District 1, in the City of
Broomfiled, Colorado, Special Revenue Bonds, Series
2018A-2:
1,500 5.125%, 12/01/28 12/23 at 103.00 N/R 1,517,490
5,460 5.500%, 12/01/34 12/23 at 103.00 N/R 5,536,222
8,500 5.850%, 12/01/48 12/23 at 103.00 N/R 8,555,335
1,129 North Pine Vistas Metropolitan District 3, Castle Pines, Douglas County,
Colorado, Limited Tax General Obligation Bonds, Subordinate Series
2021B, 4.625%, 12/15/51 - AGM Insured
12/26 at 103.00 N/R   942,557
1,550 North Range Metropolitan District 2, Adams County, Colorado ,
Limited Tax General Obligation Bonds, Refunding Special Revenue &
Improvement Series 2017A, 5.625%, 12/01/37
1/23 at 103.00 N/R   1,555,053
3,000 North Range Metropolitan District 3, Adams County, Colorado, Limited
Tax General Obligation Bonds, Series 2020A-3, 5.250%, 12/01/50 ,
(WI/DD, Settling 1/09/23)
12/25 at 103.00 N/R   2,532,330
9,710 North Vista Highlands Metropolitan District 3, Pueblo County, Colorado,
Limited Tax General Obligation Bonds, Series 2020, 5.125%, 12/01/49
3/25 at 103.00 N/R   8,688,702
2,000 Northfield Metropolitan District 2, Fort Collins, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Series 2020A,
5.000%, 12/01/50
12/25 at 103.00 N/R   1,698,900
865 Northfield Metropolitan District 2, Fort Collins, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Subordinate Series
2020B, 7.500%, 12/15/50
12/25 at 103.00 N/R   770,014
3,435 Orchard Park Place North Metropolitan District, Westminster, Colorado,
Limited Tax General Obligation Bonds, Series 2019A, 5.250%,
12/01/48
6/24 at 103.00 N/R   3,110,736

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 611 Orchard Park Place North Metropolitan District, Westminster, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2019B,
7.750%, 12/15/48
6/24 at 103.00 N/R   $ 551,269
1,000 Overlook Metropolitan District, Parker, Douglas County, Colorado,
General Obligation Limited Tax Bonds, Refunding Subordinate Series
2021B-3, 5.500%, 12/15/51
9/26 at 103.00 N/R   826,410
Painted Prairie Public Improvement Authority, Aurora,
Colorado, Special Revenue Bonds, Series 2019:
10,575 5.000%, 12/01/39 12/24 at 103.00 N/R 9,933,521
31,090 5.000%, 12/01/49 12/24 at 103.00 N/R 27,413,607
1,740 Palisade Park North Metropolitan District 2, Colorado, General
Obligation Limited Tax Bonds, Convertible to Unlimited Tax Series
2018A, 5.625%, 12/01/47
12/23 at 103.00 N/R   1,670,696
800 Palisade Park North Metropolitan District 2, Colorado, General
Obligation Limited Tax Bonds, Subordinate Series 2018B, 7.875%,
12/15/47
12/23 at 103.00 N/R   732,400
1,385 Palisade Park West Metropolitan District, Broomfield County, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax,
Series 2019A, 5.125%, 12/01/49
6/24 at 103.00 N/R   1,247,913
783 Palisade Park West Metropolitan District, Broomfield County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2019B,
7.750%, 12/15/49
6/24 at 103.00 N/R   706,399
Parkdale Community Authority, Erie, Colorado, Limited
Tax Supported Revenue Bonds, District 1, Series 2020A:
1,310 5.000%, 12/01/40 9/25 at 103.00 N/R 1,198,231
3,335 5.250%, 12/01/50 9/25 at 103.00 N/R 2,900,916
1,419 Parker Automotive Metropolitan District (In the Town of Parker,
Colorado), General Obligation Bonds, Refunding Series 2016, 5.000%,
12/01/45
12/26 at 100.00 N/R   1,302,926
3,786 Parker Automotive Metropolitan District, In the Town of Parker,
Colorado, Subordinate Limited Tax General Obligation Refunding
Bonds, Series 2018B, 8.000%, 12/15/32
12/23 at 103.00 N/R   3,623,505
3,975 Peak Metropolitan District 1, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series 2021A,
5.000%, 12/01/51, 144A
3/26 at 103.00 N/R   3,379,386
1,652 Peak Metropolitan District 1, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Subordinate Series
2021B, 7.625%, 12/15/51, 144A
3/26 at 103.00 N/R   1,451,893
8,060 Peak Metropolitan District 3, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series 2022A-1,
7.500%, 12/01/52
12/27 at 103.00 N/R   7,908,553
52,535 Peak Metropolitan District 3, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Convertible Capital
Appreciation Bonds, Series 2022A-2, 0.000%, 12/01/52 (7)
12/27 at 81.40 N/R   27,895,560
1,000 Penrith Park Metropolitan District, Adams County, Colorado, General
Obligation Limited Tax Bonds, Series 2019A, 5.000%, 12/01/49
12/24 at 103.00 N/R   885,660
1,200 Pinon Pines Metropolitan District 2, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Series 2020, 5.000%, 12/01/50
9/25 at 103.00 N/R   1,035,816
9,635 Pioneer Community Authority Board (Weld County, Colorado), Special
Revenue Bonds, Series 2022, 6.500%, 12/01/34
6/29 at 103.00 N/R   8,955,540
3,055 Powers Metropolitan District In the City of Colorado Springs, El Paso
County, Colorado, Limited Tax General Obligation Bonds, Series 2018,
5.375%, 12/01/48
12/23 at 103.00 N/R   3,056,161

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 2,015 Prairie Center Metopolitan District No. 3, In the City of Brighton,
Adams County, Colorado, Limited Property Tax Supported Primary
Improvements Revenue Bonds, Refunding Series 2017A, 5.000%,
12/15/41, 144A
12/26 at 100.00 N/R   $ 1,870,404
725 Prairie Center Metropolitan District 7, Brighton, Adams County,
Colorado, Limited Tax General Obligation Bonds, Series 2020,
4.875%, 12/15/44
12/25 at 103.00 N/R   610,827
2,000 Prairie Corner Metropolitan District, Adams County, Colorado, Limited
Tax General Obligation Bonds, Series 2021, 4.875%, 12/01/51, 144A
12/26 at 103.00 N/R   1,523,420
7,237 Prairie Song Metropolitan District 4, Windsor, Colorado, Limited Tax
General Obligation Bonds, Series 2021, 6.000%, 12/01/51, 144A
12/28 at 103.00 N/R   6,186,622
500 Pronghorn Valley Metropolitan District, Aurora, Colorado, Limited
Tax General Obligatoin Bonds, Subordinate Series 2021B, 7.250%,
12/15/51
9/26 at 103.00 N/R   432,385
1,480 Ptarmigan West Metropolitan District 2, Windsor, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Series 2021-3,
4.125%, 12/01/51
9/26 at 103.00 N/R   1,019,883
20,000 Pueblo County, Colorado, Certificates of Participation, County Judicial
Complex Project, Series 2022A, 5.000%, 7/01/49, (UB) (5)
7/32 at 100.00 A   20,692,400
400 Pueblo Urban Renewal Authority, Colorado, Tax Increment Capital
Appreciation Revenue Bonds, EVRAZ Project, Series 2021A and
Tax Increment Revenue Capital Appreciation Bonds, Series 2021B,
0.000%, 12/01/25, 144A
No Opt. Call N/R   337,588
1,580 Pueblo Urban Renewal Authority, Colorado, Tax Increment Revenue
Bonds, EVRAZ Project, Series 2021A, 4.750%, 12/01/45, 144A
12/30 at 100.00 N/R   1,271,995
6,750 Raindance Metropolitan District 1, Acting by and through its Water
Activity Enterprise In the Town of Windsor, Weld County, Colorado,
Non-Potable Water Enterprise Revenue Bonds, Series 2020, 5.250%,
12/01/50
12/25 at 103.00 N/R   5,905,103
16,450 Raindance Metropolitan District No. 3, Town of Windsor, Colorado,
Limited Tax General Obligation Bonds, Series 2018A, 5.750%,
12/01/47
12/23 at 103.00 N/R   15,976,404
2,840 Raindance Metropolitan District No. 3, Town of Windsor, Colorado,
Limited Tax General Obligation Bonds, Series 2018B, 8.125%,
12/15/47
12/23 at 103.00 N/R   2,592,238
2,900 Rampart Range Metropolitan District 5, Lone Tree, Douglas County,
Colorado, Limited Tax Supported and Special Revenue Bonds, Series
2021, 4.000%, 12/01/51
10/26 at 102.00 N/R   1,962,720
3,475 Range View Estates Metropolitan District, Mead, Weld County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A, 5.000%,
12/01/49
3/25 at 103.00 N/R   3,064,081
515 Range View Estates Metropolitan District, Mead, Weld County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2020B,
7.750%, 12/15/49
3/25 at 103.00 N/R   458,844
12,890 Reagan Ranch Metropolitan District 1, Colorado Springs, Colorado,
General Obligation Bonds, Limited Tax Series 2021-3, 5.375%,
12/01/51
12/26 at 103.00 N/R   10,548,660
Reata South Metropolitan District, Douglas County,
Colorado, Limited Tax General Obligation Bonds,
Refunding Series 2018:
4,915 5.375%, 12/01/37 12/23 at 103.00 N/R 4,788,390
10,340 5.500%, 12/01/47 12/23 at 103.00 N/R 9,761,063

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
Red Sky Ranch Metropolitan District, Eagle County,
Colorado, General Obligation Bonds, Refunding &
Improvement Series 2015:
$ 575 4.750%, 12/01/35 12/24 at 100.00 N/R $ 520,151
3,195 5.000%, 12/01/44 12/24 at 100.00 N/R 2,876,394
3,220 Regency Metropolitan District, Douglas County, Colorado, General
Obligation Limited Tax Bonds, Refunding Series 2019, 5.000%,
12/01/46
6/24 at 103.00 N/R   2,941,245
Regional Transportation District, Colorado, Certificates of
Participation, Series 2014A:
10,000 5.000%, 6/01/44 - AGM Insured, (UB) (5) 6/23 at 100.00 A1 10,077,700
Regional Transportation District, Colorado, Certificates
of Participation, Tender Option Bond Trust Series
2015-XF1031:
2,660 7.327%, 6/01/39, 144A, (IF) (5) 6/23 at 100.00 A1 2,742,753
2,745 7.325%, 6/01/44, 144A, (IF) (5) 6/23 at 100.00 A1 2,830,370
3,190 7.325%, 6/01/44, 144A, (IF) (5) 6/23 at 100.00 A1 3,289,209
3,750 7.327%, 6/01/44, 144A, (IF) (5) 6/23 at 100.00 A1 3,866,662
2,295 Remuda Ranch Metropolitan District, Douglas County, Colorado, Limited
Tax General Obligation Bonds, Series 2020A, 5.000%, 12/01/50
12/25 at 103.00 N/R   1,988,618
5,835 Rendezvous Metropolitan District 4, Timnath Town, Colorado, Limited
Tax General Obligation Bonds, Series 2018A, 5.625%, 12/01/48
12/23 at 103.00 N/R   5,568,749
5,336 Reserve Metropolitan District 2, Mount Crested Butte, Colorado, Limited
Tax General Obligation Bonds, Refunding Series 2016A, 5.000%,
12/01/45
12/26 at 100.00 N/R   4,810,831
1,325 Reserve Metropolitan District 2, Mount Crested Butte, Colorado, Limited
Tax General Obligation Bonds, Series 2016B, 5.125%, 12/01/45
12/26 at 100.00 N/R   1,202,981
981 Reunion Metropolitan District, Acting By and Through its Water Activity
Enterprise,  Adams County, Colorado, Special Revenue Bonds, Series
2021, 3.625%, 12/01/44
6/26 at 103.00 N/R   703,474
3,300 Rex Ranch Metropolitan District, Boulder County, Colorado, General
Obligation Limited Tax Bonds, Series 2018A, 5.750%, 12/01/47
12/23 at 103.00 N/R   3,202,089
362 Richards Farm Metropolitan District, Colorado, Limited Tax General
Obligation Bonds, Subordinate Series 2019B, 6.500%, 12/15/49
12/24 at 103.00 N/R   332,845
1,000 Ridgeline Vista Metropolitan District, Brighton, Colorado, General
Obligation Limited Tax Bonds, Series 2021A, 5.250%, 12/01/60
3/26 at 103.00 N/R   930,250
1,695 Ritoro Metropolitan District In the Town of Elizabeth, Elbert County,
Colorado, Limited Tax , Convertible to Unlimited Tax, General
Obligation Bonds, Series 2019A, 5.000%, 12/01/49
6/24 at 103.00 N/R   1,528,331
2,935 Riverdale Ranch Metropolitan District, Thornton City, Adams County,
Colorado, Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2019A, 5.000%, 12/01/49
9/24 at 103.00 N/R   2,595,802
628 Riverdale Ranch Metropolitan District, Thornton City, Adams County,
Colorado, Limited Tax General Obligation Bonds, Subordinate Series
2019B, 7.750%, 12/15/49
9/24 at 103.00 N/R   562,437
6,345 Riverwalk Metropolitan District 2, Glendale, Arapahoe County, Colorado,
Special Revenue Bonds, Series 2022A, 5.000%, 12/01/52
3/27 at 103.00 N/R   5,329,356
2,625 RRC Metropolitan District 2, Jefferson County, Colorado, Limited Tax
General Obligation Bonds, Series 2021, 5.250%, 12/01/51
12/26 at 103.00 N/R   2,143,654
1,055 Sabell Metropolitan District, Arvada, Colorado, Limited Tax General
Obligation Bonds, Convertible to Unlimited Tax Series 2020A, 5.000%,
12/01/50, 144A
3/25 at 103.00 N/R   890,473

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 5,000 Sagebrush Farm Metropolitan District 1, Aurora, Adams County,
Colorado, General Obligation Limited Tax Bonds, Series 2022A,
6.750%, 12/01/52
12/29 at 103.00 N/R   $ 4,835,900
2,290 Salisbury Heights Metropolitan District, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax
Series 2017A, 5.500%, 12/01/47
1/23 at 103.00 N/R   2,184,431
509 Salisbury Heights Metropolitan District, Douglas County, Colorado,
Limited tax General Obligation Bonds, Subordinate Series 2017B,
7.750%, 12/15/47
1/23 at 103.00 N/R   473,314
Settler's Crossing Metropolitan District 1, Lakewood,
Colorado, Limited Tax General Obligation Bonds, Series
2020A:
1,280 5.000%, 12/01/40, 144A 9/25 at 103.00 N/R 1,146,816
3,125 5.125%, 12/01/50, 144A 9/25 at 103.00 N/R 2,677,781
2,900 Severance Shores Metropolitan District 4, Weld County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A, 5.000%,
12/01/49
3/25 at 103.00 N/R   2,628,937
804 Severance Shores Metropolitan District 4, Weld County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2020B,
8.250%, 12/15/49
3/25 at 103.00 N/R   731,150
Siena Lake Metropolitan District, Gypsum, Colorado,
General Obligation Limited Tax Bonds, Series 2021:
4,815 3.750%, 12/01/41 9/26 at 103.00 N/R 3,591,027
10,575 4.000%, 12/01/51 9/26 at 103.00 N/R 7,608,395
1,025 Silver Leaf Metropolitan District, Jefferson County, Colorado, General
Obligation Limited Tax Bonds, Series 2021A-3, 5.250%, 12/01/50
6/26 at 103.00 N/R   847,870
1,765 Silver Peaks Metropolitan District No. 2, In the Town of Lochbuie, Weld
County, Colorado, Limited Tax General Obligation Subordinate Bonds,
Series 2018B, 7.250%, 12/15/47
12/23 at 103.00 N/R   1,595,719
4,000 Sky Ranch Community Authority Board (Arapahoe County, Colorado),
Limited Tax Supported District No. 3 Senior Bonds (Tax-Exempt Fixed
Rate), Series 2022A and Subordinate Bonds (Tax-Exempt Fixed Rate),
Series 2022B(3), 5.750%, 12/01/52, 144A
9/27 at 103.00 N/R   3,645,320
2,000 Sky Ranch Community Authority Board, Arapahoe County, Colorado,
Limited Tax Supported District 1 Revenue Bonds, Senior Series 2019A,
5.000%, 12/01/49
12/24 at 102.00 N/R   1,889,760
1,820 South Aurora Regional Improvement Authority, Aurora, Colorado,
Special Revenue Bonds, Series 2018, 6.250%, 12/01/57
12/23 at 103.00 N/R   1,671,579
7,500 South Maryland Creek Ranch Metropolitan District, Summitt County,
Colorado, Limited Tax General Obligation Bonds, Limited Tax
Convertible to Unlimited Tax Series 2018A, 5.625%, 12/01/47
12/23 at 103.00 N/R   7,166,175
1,950 South Maryland Creek Ranch Metropolitan District, Summitt County,
Colorado, Limited Tax General Obligation Bonds, Subordinate Series
2018B, 8.000%, 12/15/47
12/23 at 103.00 N/R   1,766,700
1,000 South Timnath Metropolitan District No. 1,  In the Town of Timnath,
Larimer County, Colorado, Limited Tax General Obligation Bonds,
Series 2019A, 5.500%, 12/01/48
6/24 at 103.00 N/R   900,750
2,208 South Timnath Metropolitan District No. 1,  In the Town of Timnath,
Larimer County, Colorado, Subordinate Limited Tax General
Obligation Bonds, Series 2019B, 8.000%, 12/15/48
6/24 at 103.00 N/R   2,012,879
SouthGlenn Metropolitan District, Colorado, Special
Revenue Bonds, Refunding Series 2016:
810 5.000%, 12/01/36 1/23 at 102.00 N/R 779,908
1,220 5.000%, 12/01/46 1/23 at 102.00 N/R 1,120,131

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 6,055 Southwest Timnath Metropolitan District 4, Timnath, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Series 2017A,
5.375%, 12/01/47
1/23 at 103.00 N/R   $ 5,618,132
1,105 Southwest Timnath Metropolitan District 4, Timnath, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Subordinate Series
2017B, 7.750%, 12/15/47
1/23 at 103.00 N/R   1,008,511
1,355 Spring Valley Metropolitan District 3, Elbert County, Colorado, Limited
Tax General Obligation Bonds, Convertible to Unlimited Tax Series
2020A, 5.000%, 12/01/49
3/25 at 103.00 N/R   1,182,549
Spring Valley Metropolitan District 4, Elbert County,
Colorado, Limited Tax General Obligation Bonds,
Convertible to Unlimited Tax Series 2020A:
1,910 5.000%, 12/01/40 9/25 at 103.00 N/R 1,696,214
2,270 5.125%, 12/01/50 9/25 at 103.00 N/R 1,898,128
St. Vrain Lakes Metropolitan District No. 2, Weld County,
Colorado, Limited Tax General Obligation Bonds, Series
2017A:
1,500 5.000%, 12/01/37 1/23 at 103.00 N/R 1,440,450
9,100 5.125%, 12/01/47 1/23 at 103.00 N/R 8,373,638
1,084 St. Vrain Lakes Metropolitan District No. 2, Weld County, Colorado,
Limited Tax General Obligation Bonds, Series 2017B, 7.625%,
12/15/47
1/23 at 103.00 N/R   1,049,952
2,520 STC Metropolitan District 2, Superior, Boulder County, Colorado,
Limited Tax General Obligation and Special Revenue Bonds,
Refunding & improvement Series 2019A, 5.000%, 12/01/49
12/24 at 103.00 N/R   2,262,658
16,000 Sterling Ranch Community Authority Board, Douglas County, Colorado,
Supported Revenue Bonds, Special District 3, Series  2022A, 6.750%,
12/01/53
12/27 at 103.00 N/R   16,047,040
5,000 Sterling Ranch Metropolitan District 1, El Paso County, Colorado,
General Obligation Limited Tax Bonds, Series 2020, 5.125%, 12/01/50
12/25 at 103.00 N/R   4,361,950
11,750 Sterling Ranch Metropolitan District 2, El Paso County, Colorado,
General Obligation Bonds, Limited Tax Convertible Capital
Appreciation Series 22, 5.750%, 12/01/51
6/30 at 102.00 N/R   11,026,905
2,270 Stone Creek Metropolitan District, In Douglas County Colorado, General
Obligation Limited Tax Bonds, Series 2018A, 5.625%, 12/01/47
12/23 at 103.00 N/R   2,171,913
595 Stone Creek Metropolitan District, In Douglas County, Colorado,
Subordinate General Obligation Limited Tax Bonds, Series 2018B,
7.875%, 12/15/47
12/23 at 103.00 N/R   547,198
7,500 Stone Ridge Metropolitan District 2, Colorado, General Obligation
Bonds, Limited Tax Convertible to Unlimited, Series 2007, 0.000%,
12/01/31 (4)
1/23 at 100.00 N/R   1,200,000
6,228 Tallman Gulch Metropolitan District,  Douglas County, Colorado,
Limited Tax General Obligation Refunding and Improvement
Bonds,Subordinate Limited Tax General Obligation Bonds, Series
2018A, 5.250%, 12/01/47
1/23 at 103.00 N/R   5,888,948
1,360 Tallman Gulch Metropolitan District,  Douglas County, Colorado,
Limited Tax General Obligation Refunding and Improvement
Bonds,Subordinate Limited Tax General Obligation Bonds, Series
2018B, 8.000%, 12/15/47
1/23 at 103.00 N/R   1,240,347
900 Tallyn's Reach Metropolitan District 3, Aurora, Colorado, General
Obligation Bonds, Limited Tax Convertible to Unlimited Tax,
Refunding & Improvement Series 2013, 5.125%, 11/01/38, (Pre-
refunded 12/01/23), 144A
12/23 at 100.00 N/R  (6) 915,507

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
Talon Pointe Metropolitan District, Adams County,
Colorado, Limited Tax General Obligation Bonds,
Convertible to Unlimited Tax Refunding & Improvement
Series 2019A:
$ 1,755 5.250%, 12/01/39 12/25 at 103.00 N/R $ 1,508,668
5,540 5.250%, 12/01/51 12/25 at 103.00 N/R 4,339,538
887 The Village at Dry Creek Metropolitan District No. 2, In the City of
Thornton, Adams County, Colorado, Limited Tax General Obligation
and Special Revenue Bonds, Series 2019, 4.375%, 12/01/44
9/24 at 103.00 N/R   726,542
1,275 Third Creek Metropolitan District 1, Commerce City, Colorado, Limited
Tax General Obligation Bonds, Series 2022A-1, 4.750%, 12/01/51,
144A
3/27 at 103.00 N/R   956,824
1,730 Timberleaf Metropolitan District, Adams County, Colorado, General
Obligation Bonds, Limited Tax Convertible to Unlimited Tax Series
2020A, 5.750%, 12/01/50
6/25 at 103.00 N/R   1,627,601
Timnath Ranch Metropolitan District 4, Larimer County,
Colorado, Limited Tax General Obligation Bonds,
Refunding & Improvement Series 2018A:
1,500 5.250%, 12/01/37 12/23 at 103.00 N/R 1,451,430
2,850 5.375%, 12/01/47 12/23 at 103.00 N/R 2,644,372
953 Timnath Ranch Metropolitan District 4, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2018B,
7.750%, 12/15/47
12/23 at 103.00 N/R   874,797
Trails at Crowfoot Metropolitan District 3, Parker,
Colorado, Limited Tax General Obligation Bonds, Series
2019A:
1,020 5.000%, 12/01/39 9/24 at 103.00 N/R 955,730
3,380 5.000%, 12/01/49 9/24 at 103.00 N/R 2,988,596
3,400 Transport Metropolitan District 3, In the City of Aurora, Adams County,
Colorado, General Obligation Limited Bonds, Convertible Capital
Appreciation Series 2021A-2, 0.000%, 12/01/51 (7)
3/26 at 103.00 N/R   2,439,466
Transport Metropolitan District 3, In the City of Aurora,
Adams County, Colorado, General Obligation Limited
Bonds, Series 2021A-1:
700 5.000%, 12/01/41 3/26 at 103.00 N/R 609,994
16,485 5.000%, 12/01/51 3/26 at 103.00 N/R 12,854,344
8,730 Tree Farm Metropolitan District, Eagle County, Colorado, General
Obligation Limited Tax Bonds, Series 2021, 4.750%, 12/01/50, 144A
12/26 at 103.00 N/R   7,280,645
1,600 Two Bridges Metropolitan District, Douglas County, Colorado, General
Obligation Limited Tax Bonds, Series 2018A, 5.625%, 8/01/48
12/23 at 103.00 N/R   1,533,104
9,500 Valagua Metropolitan District, Eagle County, Colorado, General
Obligation Limited Tax Bonds, Series 2008, 0.775%, 12/01/37 (4)
1/23 at 100.00 N/R   1,900,000
Velocity Metropolitan District 3, In the City of Aurora,
Colorado, Limited Tax General Obligation Bonds, Series
2019:
5,870 5.375%, 12/01/39 12/23 at 103.00 N/R 5,721,900
38,055 5.500%, 12/01/48 12/23 at 103.00 N/R 36,044,554
5,000 Velocity Metropolitan District 5, In the City of Aurora, Colorado, Limited
Tax General Obligation Bonds, Convertible Capital Appreciation
Series 2020A-2, 6.000%, 12/01/50
12/23 at 81.31 N/R   3,318,350
8,000 Velocity Metropolitan District 5, In the City of Aurora, Colorado, Limited
Tax General Obligation Bonds, Series 2020A-1, 5.375%, 12/01/50
12/23 at 103.00 N/R   7,138,320
2,000 Verve Metropolitan District 1, Jefferson County and the City and County
of Broomfield, Colorado, General Obligation Bonds, Refunding and
Improvement Limited Tax Series 2021, 5.000%, 12/01/51
3/26 at 103.00 N/R   1,712,400

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 1,400 Village at Southgate Metropolitan District, Adams County, Colorado,
Limited Tax General Obligation Bonds, Series 2018A, 5.625%,
12/01/48, 144A
12/23 at 103.00 N/R   $ 1,330,448
737 Village at Southgate Metropolitan District, Adams County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2018B,
7.750%, 12/15/40, 144A
12/23 at 103.00 N/R   678,740
3,825 Village East Community Metropolitan District, Frederick, Weld County,
Colorado, Limited Tax General Obligation Bonds, Series 2020A,
5.250%, 12/01/50
9/25 at 103.00 N/R   3,377,475
586 Village East Community Metropolitan District, Frederick, Weld County,
Colorado, Limited Tax General Obligation Bonds, Subordinate Series
2020B, 8.125%, 12/15/50
9/25 at 103.00 N/R   529,422
1,630 Village East Metropolitan District 3, Weld County, Colorado, General
Obligation Limited Tax Bonds, Series 2017A, 5.000%, 12/01/46
1/23 at 103.00 N/R   1,483,936
245 Village East Metropolitan District 3, Weld County, Colorado, General
Obligation Limited Tax Bonds, Subordinate Series 2017B, 7.750%,
12/15/46
1/23 at 103.00 N/R   223,874
1,750 Village Metropolitan District In the Town of Avon, Eagle County,
Colorado, Special Revenue and Limited Property Tax Bonds,
Refunding & Improvement Series 2020, 5.000%, 12/01/49
12/25 at 103.00 N/R   1,593,533
12,435 Villages at Johnstown Metropolitan District 7, Johnstown, Colorado,
Limited Tax General Obligation Bonds, Series 2022A(3), 6.250%,
12/01/52
6/27 at 103.00 N/R   12,317,738
1,020 Villages of Johnstown Metropolitan District No. 3, Town of Johnstown,
Colorado, Limited Tax General Obligation Bonds, Series 2020A and
Subordinate Limited Tax General Obligation Bonds, Series 2020B,
5.000%, 12/01/50
12/25 at 103.00 N/R   866,439
1,743 Villas Metropolitan District, Douglas County, Colorado, Limited Tax
General Obligation Bonds, Convertible to Unlimited Tax Series 2018A,
5.125%, 12/01/48
12/23 at 103.00 N/R   1,579,611
690 Villas Metropolitan District, Douglas County, Colorado, Limited Tax
General Obligation Bonds, Subordinae Lien Series 2018B, 7.750%,
12/15/48
12/23 at 103.00 N/R   623,836
4,145 Ward TOD Metropolitan District 1, Wheat Ridge, Jefferson County,
Colorado, Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2019A, 5.000%, 12/01/49
12/24 at 103.00 N/R   3,659,911
600 Ward TOD Metropolitan District 1, Wheat Ridge, Jefferson County,
Colorado, Limited Tax General Obligation Bonds, Subordinate Limited
Tax Series 2019B, 7.750%, 12/15/49
12/24 at 103.00 N/R   540,174
2,295 Waterfall Metropolitan District 1, Larimer County, Colorado, Limited Tax
General Obligation Bonds, Refunding Senior Series 2022A, 5.250%,
12/01/52
12/27 at 103.00 N/R   2,054,025
10,950 Waterfront at Foster Lake Metropolitan District 2, Weld County,
Colorado, Special Revenue Bonds, Series 2022, 4.625%, 12/01/28
No Opt. Call N/R   9,969,646
2,500 Waterview II Metropolitan District, El Paso County, Colorado, Limited Tax
General Obligation Bonds, Series 2022A, 5.000%, 12/01/51
3/27 at 103.00 N/R   2,098,700
West Globeville Metropolitan District 1, Denver,
Colorado, General Obligation Limited Tax Bonds, Series
2022:
2,200 6.250%, 12/01/32 12/29 at 103.00 N/R 2,089,318
21,650 6.750%, 12/01/52 12/29 at 103.00 N/R 19,722,284
1,300 Westcreek Metropolitan District 2, Douglas County, Colorado, Limited
Tax General Obligation Bonds, Series 2019A, 5.375%, 12/01/48
6/24 at 103.00 N/R   1,202,643

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 1,000 Westerly Metropolitan District 4, Weld County, Colorado, General
Obligation Limited Tax Bonds, Convertible Capital Appreciation
Bonds, Series 2021A-2, 0.000%, 12/01/50 (7)
3/26 at 99.11 N/R   $ 635,460
Westerly Metropolitan District 4, Weld County, Colorado,
General Obligation Limited Tax Bonds, Series 2021A-1:
750 5.000%, 12/01/40 3/26 at 103.00 N/R 673,710
1,000 5.000%, 12/01/50 3/26 at 103.00 N/R 840,360
5,355 Westgate Metropolitan District, Colorado Springs, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Series 2022,
5.125%, 12/01/51
3/27 at 103.00 N/R   4,439,831
1,960 Westview Metropolitan District, Weld County, Colorado, General
Obligation Limited Tax Bonds, Series 2019A, 5.125%, 12/01/49
6/24 at 103.00 N/R   1,761,138
313 Westview Metropolitan District, Weld County, Colorado, General
Obligation Limited Tax Bonds, Subordinate Series 2019B, 7.750%,
12/15/49
6/24 at 103.00 N/R   282,677
4,600 Westwood Metropolitan District, Thornton, Adams County, Colorado,
Limited Tax General Obligation Bonds, Senior Series 2021A, 4.000%,
12/01/51, 144A
9/26 at 103.00 N/R   3,282,836
Whispering Pines Metropolitan District No.1, In the City
of Aurora, Colorado, Limited Tax Convertible to Unlimited
Tax, General Obligation Refunding and Improvement
Bonds, Series 2017A:
1,000 5.000%, 12/01/37 1/23 at 103.00 N/R 956,610
2,544 5.000%, 12/01/47 1/23 at 103.00 N/R 2,302,218
1,948 Whispering Pines Metropolitan District No.1, In the City of Aurora,
Colorado, Limited Tax Convertible to Unlimited Tax, General
Obligation Refunding and Improvement Bonds, Series 2017B,
7.375%, 12/15/47
1/23 at 103.00 N/R   1,747,317
2,780 White Buffalo Metropolitan District 3, Adams County, Colorado, Limited
Tax General Obligation bonds, Convertible to Unlimited Tax Bonds,
Series 2020, 5.500%, 12/01/50
6/25 at 103.00 N/R   2,502,417
595 Wild Plum Metropolitan District, Columbine Valley, Arapahoe County,
Colorado, Limited Tax General Obligation Bonds, Series 2019A,
5.000%, 12/01/49, (Pre-refunded 12/01/24)
12/24 at 103.00 N/R  (6) 625,559
6,500 Wildwing Metropolitan District 5, Colorado, Limited Tax General
Obligation Bonds, Refunding & Improvement Series 2018A, 5.375%,
12/01/48
12/23 at 103.00 N/R   6,065,735
1,707 Wildwing Metropolitan District 5, Colorado, Limited Tax General
Obligation Bonds, Subordinate Series 2018B, 7.625%, 12/15/48
12/23 at 103.00 N/R   1,562,024
756 Willow Bend Metropolitan District, City of Thornton, Adams County,
Colorado, Limited Tax General Obligation Bonds, Subordinate Series
2019B, 7.625%, 12/15/49
9/24 at 103.00 N/R   672,099
3,700 Willow Springs Ranch Metropolitan District, Monument, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2019A, 5.000%, 12/01/49
12/24 at 103.00 N/R   3,268,691
650 Willow Springs Ranch Metropolitan District, Monument, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Subordinate Series
2019B, 7.750%, 12/15/49
12/24 at 103.00 N/R   578,520
21,610 Windler Public Improvement Authority, Aurora, Colorado, Limited Tax
Supported Revenue Bonds, Convertible Capital Appreciation Series
2021A-2, 4.625%, 12/01/51, 144A
9/26 at 97.28 N/R   11,208,675
Windler Public Improvement Authority, Aurora, Colorado,
Limited Tax Supported Revenue Bonds, Series 2021A-1:
3,785 4.000%, 12/01/41, 144A 9/26 at 103.00 N/R 2,783,300
49,660 4.125%, 12/01/51, 144A 9/26 at 103.00 N/R 33,624,289

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 3,265 Windshire Park Metropolitan District 2, Windsor, Weld County, Colorado,
Limited Tax General Obligation Bonds, Refunding & Improvement
Series 2017A, 6.500%, 12/01/47
12/27 at 103.00 N/R   $ 3,136,588
1,635 Windshire Park Metropolitan District 2, Windsor, Weld County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2017B,
7.750%, 12/15/47
12/27 at 103.00 N/R   1,473,920
Windsor Highlands Metropolitan District 9, Windsor,
Larimer County, Colorado, Limited Tax Supported
Revenue Bonds, Series 2019:
3,300 5.000%, 12/01/39 9/24 at 103.00 N/R 3,089,691
9,315 5.000%, 12/01/49 9/24 at 103.00 N/R 8,201,671
1,185 Winsome Metropolitan District No. 3, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Series 2021A, 5.125%, 12/01/50, 144A
9/26 at 103.00 N/R   951,555
1,500 Woodmen Heights Metropolitan District 2, El Paso County, Colorado,
General Obligation Limited Tax Bonds, Refunding Subordinate Series
2020B-2, 7.500%, 12/15/40
12/25 at 103.00 N/R   1,350,300
2,200 Yarrow Gardens Metropolitan District, In the City of Wheat Ridge,
Jefferson County, Colorado, General Obligation Limited Tax
Convertible to Unlimited Tax Bonds, Series 2018A, 5.875%, 12/01/48
12/23 at 103.00 N/R   2,129,732
292 Yarrow Gardens Metropolitan District, In the City of Wheat Ridge,
Jefferson County, Colorado, General Obligation Subordinate General
Obligation Limited Tax Bonds, Series 2018B, 8.125%, 12/15/48, 144A
12/23 at 103.00 N/R   266,459
2,085,146 Total Colorado 1,815,795,110
Connecticut - 0.1%
5,335 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Trinity Health Credit Group, Series 2016CT, 5.000%, 12/01/45, (UB) (5)
6/26 at 100.00 AA-   5,414,918
3,500 Great Pond Improvement District, Connecticut, Special Obligation
Revenue Bonds, Great Pond Phase 1 Project, Series 2019, 4.750%,
10/01/48, 144A
10/26 at 102.00 N/R   3,049,375
4,382 Mohegan Tribe of Indians of Connecticut, Gaming Authority Priority
Distribution Payment Public Improvement Bonds, Series 2015A,
6.750%, 2/01/45, 144A
2/23 at 100.00 B-   4,387,427
13,217 Total Connecticut 12,851,720
Delaware - 0.1%
Delaware Economic Development Authority, Revenue
Bonds, Odyssey Charter School Inc. Project, Series
2015A:
4,890 6.750%, 9/01/35, 144A 3/25 at 100.00 N/R 5,046,431
7,500 7.000%, 9/01/45, 144A 3/25 at 100.00 N/R 7,734,450
6,129 Millsboro, Delaware, Special Obligation Bonds, Plantation Lakes Special
Development District, Series 2018, 5.250%, 7/01/48, 144A
7/28 at 100.00 N/R   5,760,892
1,320 Wilmington, Delaware, Multifamily Rental Housing Revenue Bonds,
Lincoln Towers Associates, LLC Project, Series 2011A and Series
2011B, 8.250%, 7/15/48
1/23 at 100.00 N/R   1,320,951
19,839 Total Delaware 19,862,724
District of Columbia - 2.2%
341,045 District of Columbia Tobacco Settlement Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2006A, 0.000%, 6/15/46
1/23 at 23.73 N/R   74,398,967
District of Columbia, Hospital Revenue Bonds, Children's
Hospital Obligated Group, Refunding Series 2015:
5,000 5.000%, 7/15/40, (UB) (5) 1/26 at 100.00 A1 5,084,750
10,000 5.000%, 7/15/44, (UB) (5) 1/26 at 100.00 A1 10,143,500

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
District of Columbia (continued)
$ 20,000 District of Columbia, Revenue Bonds, Saint Paul on Fouth Street, Inc.,
Series 2019A, 5.250%, 5/15/55, 144A
5/30 at 100.00 N/R   $ 16,339,600
430 District of Columbia, Revenue Bonds, Saint Paul on Fouth Street, Inc.,
Taxable Series 2019B, 7.000%, 5/15/24, 144A
No Opt. Call N/R   422,011
2,000 District of Columbia, Tax Increment Revenue Bonds, Union Market
Infrastructure Project, Series 2021A, 0.000%, 6/01/46, 144A (7)
6/28 at 100.00 N/R   1,214,640
District of Columbia, Washington, D.C., Revenue Bonds,
Ingleside at Rock Creek Project, Series 2017A:
580 5.000%, 7/01/32 7/24 at 103.00 N/R 547,299
800 5.000%, 7/01/37 7/24 at 103.00 N/R 727,600
3,100 5.000%, 7/01/52 7/24 at 103.00 N/R 2,555,826
90,205 Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Capital Appreciation, Second Senior Lien
Series 2010A, 0.000%, 10/01/37 - BAM Insured, (UB) (5)
No Opt. Call AA   44,017,334
Metropolitan Washington Airports Authority, District
of Columbia, Dulles Toll Road Revenue Bonds, Dulles
Metrorail & Capital improvement Projects, Refunding &
Subordinate Lien Series 2019B:
73,970 4.000%, 10/01/49, (UB) (5) 10/29 at 100.00 Baa2 64,035,089
13,015 3.000%, 10/01/50 - AGM Insured, (UB) (5) 10/29 at 100.00 A1 9,313,534
44,865 4.000%, 10/01/53, (UB) (5) 10/29 at 100.00 Baa2 38,140,185
53,245 Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital Improvement
Projects, Refunding & Subordinate Lien Series 2019B, 4.000%,
10/01/44, (UB)
10/29 at 100.00 Baa2   47,548,850
1,010 Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital Improvement
Projects, Refunding & Subordinate Lien Series 2019B, 4.000%,
10/01/44
10/29 at 100.00 Baa2   901,950
34,760 Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital Improvement
Projects, Refunding Second Senior Lien Series 2022A, 4.000%,
10/01/52 - AGM Insured, (UB) (5)
10/31 at 100.00 A1   31,321,541
Metropolitan Washington Airports Authority, District
of Columbia, Dulles Toll Road Revenue Bonds, Dulles
Metrorail & Capital improvement Projects, Second Senior
Lien Series 2009B:
2,450 0.000%, 10/01/27 - AGC Insured No Opt. Call A2 2,073,386
2,055 0.000%, 10/01/36 - AGC Insured No Opt. Call A2 1,120,263
7,000 Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail Capital Appreciation,
Second Senior Lien Series 2010B, 6.500%, 10/01/44
10/28 at 100.00 Baa1   7,799,120
5,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2018A, 5.000%, 10/01/48, (AMT),
(UB) (5)
10/28 at 100.00 AA-   5,078,800
710,530 Total District of Columbia 362,784,245
Florida - 16.5%
1,495 A.H. at Turnpike South Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, Phase 1 Project, Series
2015, 6.250%, 11/01/46
11/39 at 100.00 N/R   1,529,579
32,215 Alachua County Health Facilities Authority, Florida, Health Facilities
Revenue Bonds, Terraces at Bonita Springs Project, Refunding Series
2022A, 5.000%, 11/15/61, 144A
11/29 at 103.00 N/R   21,769,286

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 2,125 Alachua County Health Facilities Authority, Florida, Health Facilities
Revenue Bonds, Terraces at Bonita Springs Project, Taxable Refunding
Series 2022B, 6.500%, 11/15/33, 144A
No Opt. Call N/R   $ 1,853,914
4,920 Alachua County Health Facilities Authority, Florida, Health Facilties
Revenue Bonds, Shands Teaching Hospital & Clinics, Inc. at the
University of Florida Project, Series 2019A, 4.000%, 12/01/49 (5)
12/29 at 100.00 A3   4,311,248
1,250 Alachua County Health Facilities Authority, Florida, Health Facilties
Revenue Bonds, Shands Teaching Hospital & Clinics, Inc. at the
University of Florida Project, Series 2019A, 4.000%, 12/01/49, (UB)
12/29 at 100.00 A3   1,095,338
2,450 Amelia National Community Development District, Nassau County,
Florida, Special Assessment Bonds, Series 2006A, 5.375%, 5/01/37
1/23 at 100.00 N/R   2,469,183
Amelia Walk Community Development District, Florida,
Special Assessment Bonds, Area 3-B Series 2018A:
2,460 5.250%, 11/01/39, 144A 11/29 at 100.00 N/R 2,414,392
4,115 5.375%, 11/01/49, 144A 11/29 at 100.00 N/R 3,949,659
1,585 Arborwood Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Subordinate Lien Series
2018A-2, 5.000%, 5/01/36
5/28 at 100.00 N/R   1,558,261
Armstrong Community Development District, Clay
County, Florida, Special Assessment Revenue Bonds,
Series 2017A:
415 5.000%, 11/01/34, 144A 11/27 at 100.00 N/R 407,372
1,000 5.125%, 11/01/48, 144A 11/27 at 100.00 N/R 930,320
1,750 Astonia Community Development District, Polk County, Florida, Special
Assessment Revenue Bonds, Area 2 Project, Series 2021, 4.000%,
5/01/52, 144A
5/31 at 100.00 N/R   1,319,727
1,960 Avalon Groves Community Development District, Florida, Special
Assessment Bonds, Area 2 Project, Series 2017A-1, 6.000%, 5/01/48
5/31 at 100.00 N/R   2,004,766
3,000 Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Ave Maria National Project, Series
2021, 4.000%, 5/01/51
5/31 at 100.00 N/R   2,278,620
3,120 Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Maple Ridge Phase 2 Project, Series
2016, 5.250%, 5/01/47
5/26 at 100.00 N/R   3,068,957
Ave Maria Stewardship Community District, Florida,
Capital Improvement Revenue Bonds, Maple Ridge
Phase 3 Project, Series 2018:
1,145 5.300%, 5/01/39 5/29 at 100.00 N/R 1,137,844
1,940 5.375%, 5/01/49 5/29 at 100.00 N/R 1,862,691
Ave Maria Stewardship Community District, Florida,
Capital Improvement Revenue Bonds, Maple Ridge
Phase 4 Project, Series 2020:
910 4.300%, 5/01/42, 144A 5/30 at 100.00 N/R 780,662
1,655 4.450%, 5/01/52, 144A 5/30 at 100.00 N/R 1,353,409
3,925 Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Phase 3 Master Improvements Project,
Series 2021, 4.000%, 5/01/52, 144A
5/32 at 100.00 N/R   2,959,214
3,485 Aventura Isles Community Development District, Miami-Dade County,
Florida, Special Assessment Bonds, Series 2013, 6.000%, 11/01/43
11/24 at 100.00 N/R   3,530,967
1,675 Babcock Ranch Community Independent Special District, Charlotte
County, Florida, Special Assessment Bonds, 2018 Project Series 2018,
5.000%, 11/01/48, 144A
11/28 at 100.00 N/R   1,543,261
1,125 Babcock Ranch Community Independent Special District, Charlotte
County, Florida, Special Assessment Bonds, 2021 Project Series 2021,
4.000%, 5/01/52, 144A
5/31 at 100.00 N/R   848,396

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 16,000 Babcock Ranch Community Independent Special District, Charlotte
County, Florida, Special Assessment Bonds, 2022 Project Series 2022,
5.000%, 5/01/53
5/32 at 100.00 N/R   $ 14,713,920
Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds,
Assessment Area 2B, Series 2018:
570 5.000%, 11/01/39, 144A 11/29 at 100.00 N/R 552,701
935 5.000%, 11/01/49, 144A 11/29 at 100.00 N/R 860,256
Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds,
Assessment Area 3A, Series 2018:
2,250 5.000%, 11/01/39, 144A 11/29 at 100.00 N/R 2,180,677
5,470 5.125%, 11/01/49, 144A 11/29 at 100.00 N/R 5,062,923
1,460 5.125%, 11/01/51, 144A 11/29 at 100.00 N/R 1,345,288
Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds,
Assessment Area 4, Series 2018:
480 5.000%, 11/01/39, 144A 11/29 at 100.00 N/R 465,336
1,560 5.125%, 11/01/49, 144A 11/29 at 100.00 N/R 1,445,917
2,580 Babcock Ranch Community Independent Special District, Charlotte
County, Florida, Special Assessment Bonds, Series 2015, 5.250%,
11/01/46
11/25 at 100.00 N/R   2,478,451
1,985 Ballentrae Hillsborough Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Series 2014, 5.500%,
11/01/44
11/25 at 100.00 N/R   1,973,626
1,825 Balm Grove Community Development District, Florida, Special
Assessment Bonds, 2022 Project, Series 2022, 4.125%, 11/01/51
11/32 at 100.00 N/R   1,411,875
4,375 Bannon Lakes Community Development District, Saint Johns County,
Florida, Special Assessment Revenue Bonds, Series 2016, 5.000%,
11/01/48
11/28 at 100.00 N/R   4,007,675
2,000 Banyan Cay Community Development District, West Palm Beach,
Florida, Special Assessment Bonds, 2020-1, 4.000%, 11/01/51
11/30 at 100.00 N/R   1,515,700
920 Bartram Park Community Development District, Florida, Special
Assessment Bonds, Refunding Subordinate Lien Series 2015A-2,
5.000%, 5/01/35
5/25 at 100.00 N/R   913,376
Bay County, Florida, Educational Facilities Revenue
Refunding Bonds, Bay Haven Charter Academy, Inc.
Project, Series 2013A:
2,710 5.000%, 9/01/43 9/23 at 100.00 BBB 2,720,298
1,230 5.000%, 9/01/45 9/23 at 100.00 BBB 1,234,268
4,050 5.000%, 9/01/48 9/23 at 100.00 BBB 4,062,150
Beach Road Golf Estates Community Development
District, Bonita Springs, Florida, Special Assessment
Bonds Series 2015:
80 5.000%, 11/01/36 11/25 at 100.00 N/R 79,051
8,380 5.000%, 11/01/46 11/25 at 100.00 N/R 7,805,635
60 Beacon Lakes Community Development District, Florida, Special
Assessment Bonds, Subordinate Lien Series 2007B, 6.200%, 5/01/38
1/23 at 100.00 N/R   60,033
1,775 Beaumont Communit Development District 1, City of Wildwood, Florida,
Special Assessment Bonds, Series 2019 A-1, 5.500%, 11/01/39, 144A
11/29 at 100.00 N/R   1,780,680
1,870 Beaumont Communit Development District 2, City of Wildwood, Florida,
Special Assessment Bonds, Series 2019, 6.375%, 11/01/49, 144A
11/31 at 100.00 N/R   1,883,632
2,985 Bellagio Community Development District, Hialeah, Florida, Special
Assessment Bonds, Series 2013, 6.500%, 11/01/43
11/28 at 100.00 BBB   3,281,590

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 1,000 Belmont Community Development District, Florida, Capital
Improvement Revenue Bonds, Phase 1 Project, Series 2013A, 6.500%,
11/01/43
11/33 at 100.00 N/R   $ 1,060,180
Belmont Community Development District, Florida,
Capital Improvement Revenue Bonds, Series 2016A:
720 5.375%, 11/01/36 11/27 at 100.00 N/R 722,001
1,045 5.500%, 11/01/46 11/27 at 100.00 N/R 1,030,130
2,000 Berry Bay Community Development District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Assessment Area 1,
Series 2021, 4.000%, 5/01/51
5/31 at 100.00 N/R   1,519,080
3,150 Bexley Community Development District, Pasco County, Florida, Special
Assessment Revenue Bonds, Series 2016, 4.875%, 5/01/47
5/26 at 100.00 N/R   2,833,992
3,000 Black Creek Community Development District, Miami-Dade County,
Florida, Special Assessment Bonds, Project 2020 Series 2022, 5.625%,
6/15/52
6/32 at 100.00 N/R   2,949,030
1,365 Boggy Branch Community Development District, Jacksonville, Florida,
Special Assessment Revenue Bonds, Phase 1 Series 2021, 4.000%,
5/01/51
5/31 at 100.00 N/R   1,036,772
28,195 Boggy Creek Improvement District, Orlando, Florida, Special
Assessment Revenue Bonds, Refunding Series 2013, 5.125%, 5/01/43
5/23 at 100.00 N/R   28,207,970
Boyette Park Community Development District, Florida,
Special Assessment Bonds, Series 2018:
1,785 5.000%, 5/01/38, 144A 5/28 at 100.00 N/R 1,741,410
2,975 5.125%, 5/01/48, 144A 5/28 at 100.00 N/R 2,769,398
2,075 Boynton Village Community Development District, Florida, Special
Assessment Bonds, Series 2007-A1, 5.750%, 5/01/37
1/23 at 100.00 N/R   2,075,290
3,510 Brevard County Health Facilities Authority, Florida, Hospital Revenue
Bonds, Health First Obligated Group, Series 2022A, 4.000%, 4/01/52,
(UB) (5)
4/32 at 100.00 A   3,053,419
Brookstone Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds,
Assessment Area Two Series 2022:
1,000 5.500%, 5/01/42, 144A 5/32 at 100.00 N/R 980,220
1,910 5.625%, 5/01/52, 144A 5/32 at 100.00 N/R 1,859,289
15,000 Broward County, Florida, Port Facilities Revenue Bonds, Series 2019B,
4.000%, 9/01/49, (AMT), (UB) (5)
9/29 at 100.00 A   13,054,650
2,000 Buckhead Trails Community Development District, Manatee County
Florida, Special Assessment Bonds, 2022 Project Series 2022, 5.750%,
5/01/52, 144A
5/37 at 100.00 N/R   1,915,260
Bullfrog Creek Community Development District,
Hillsborough County, Florida, Special Assessment Bonds,
Series 2017:
1,315 5.125%, 11/01/38 11/27 at 100.00 N/R 1,291,251
1,910 5.250%, 11/01/47 11/27 at 100.00 N/R 1,813,068
6,830 Cape Coral Health Facilities Authority, Florida, Senior Housing Revenue
Bonds, Gulf Care Inc. Project, Series 2015, 5.875%, 7/01/40, 144A
7/25 at 100.00 N/R   6,274,243
2,000 Capital Trust Agency, Florida, Educational Facilities Lease Revenue
Bonds, South Tech Schools Project, Series 2020A, 5.000%, 6/15/55,
144A
6/27 at 100.00 N/R   1,661,400
520 Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
Imagine School at North Manatee, Series 2021C, 5.000%, 6/01/56,
144A
6/31 at 100.00 N/R   431,782
4,000 Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
Legends Academy, Series 2021A, 5.000%, 12/01/56, 144A
12/28 at 100.00 N/R   2,979,920

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 7,840 Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
LLT  Academy South Bay Project, Series 2020A, 6.000%, 6/15/55, 144A
6/25 at 105.00 N/R   $ 7,192,102
370 Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
LLT  Academy South Bay Project, Taxable Series 2020B, 7.000%,
6/15/25, 144A
No Opt. Call N/R   358,896
3,625 Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
Pepin Academies Inc., Series 2020A, 5.750%, 7/01/55
7/26 at 104.00 N/R   3,210,336
Capital Trust Agency, Florida, Educational Facilities
Revenue Bonds, Pineapple Cove Classical Academy,
Series 2019A:
750 5.125%, 7/01/39, 144A 1/29 at 100.00 N/R 708,105
10,455 5.250%, 7/01/49, 144A 1/29 at 100.00 N/R 9,523,878
1,000 5.375%, 7/01/54, 144A 1/29 at 100.00 N/R 915,950
Capital Trust Agency, Florida, Educational Facilities
Revenue Bonds, The Florida Charter Educational
Foundation, Inc. Projects, Series 2018A:
1,000 5.375%, 6/15/38, 144A 6/28 at 100.00 N/R 952,080
1,970 5.375%, 6/15/48, 144A 6/28 at 100.00 N/R 1,779,481
2,290 Capital Trust Agency, Florida, Multifamily Housing Revenue Bonds, Coral
Gardens Apartments Project, Series 2018A, 4.850%, 1/01/54
1/23 at 105.00 CCC   1,647,770
Capital Trust Agency, Florida, Revenue Bonds, Babcock
Neighborhood School Inc, Series 2018:
730 6.100%, 8/15/38, 144A 8/28 at 100.00 N/R 733,029
4,030 6.200%, 8/15/48, 144A 8/28 at 100.00 N/R 4,004,047
3,955 6.375%, 8/15/53, 144A 8/28 at 100.00 N/R 3,968,487
3,805 Capital Trust Agency, Florida, Revenue Bonds, Babcock Neighborhood
School Inc, Series 2021, 4.250%, 8/15/61, 144A
8/28 at 100.00 N/R   2,687,776
Capital Trust Agency, Florida, Revenue Bonds, Odyssey
Charter School Project, Series 2017A:
3,490 5.375%, 7/01/37, 144A 7/27 at 100.00 Ba1 3,504,448
4,820 5.500%, 7/01/47, 144A 7/27 at 100.00 Ba1 4,800,672
42,506 Capital Trust Agency, Florida, Revenue Bonds, Provision CARES Proton
Therapy Center, Orlando Project, Series 2018, 7.500%, 6/01/48, 144A
(4)
6/28 at 100.00 N/R   8,926,192
10,470 Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter
School Project, Series 2017A, 5.250%, 6/15/47, 144A
6/27 at 100.00 N/R   9,632,505
Capital Trust Agency, Florida, Revenue Bonds,
Renaissance Charter School Project, Series 2019A:
1,000 5.000%, 6/15/39, 144A 6/26 at 100.00 N/R 918,870
5,425 5.000%, 6/15/49, 144A 6/26 at 100.00 N/R 4,652,480
1,235 Capital Trust Agency, Florida, Revenue Bonds, St. Johns Classical
Academy, Refunding Series 2021A, 4.000%, 6/15/56, 144A
6/30 at 100.00 N/R   854,237
Capital Trust Agency, Florida, Revenue Bonds,
Tallahassee Classical School Inc., Series 2021A:
4,395 4.250%, 7/01/51, 144A 7/31 at 100.00 N/R 3,029,429
4,265 4.375%, 7/01/56, 144A 7/31 at 100.00 N/R 2,922,549
5,750 Capital Trust Agency, Florida, Revenue Bonds, Tuscan Gardens of Palm
Coast Project, Series 2017A, 7.000%, 10/01/49, 144A (4)
4/24 at 103.00 N/R   3,277,500
Capital Trust Agency, Florida, Revenue Bonds, Viera
Charter School Project, Series 2017A:
1,090 5.000%, 10/15/47, 144A 10/27 at 100.00 Ba1 979,965
895 5.000%, 10/15/52, 144A 10/27 at 100.00 Ba1 791,654

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 1,345 Capital Trust Agency, Florida, Revenue Bonds, Viera Charter School
Project, Series 2019A, 5.000%, 10/15/54, 144A
10/27 at 100.00 Ba1   $ 1,182,470
2,750 Capital Trust Agency, Florida, Revenue Bonds, Wonderful Foundations
Charter School Portfolio Projects, Series 2020A-1, 5.000%, 1/01/55,
144A
7/30 at 100.00 N/R   2,026,585
Capital Trust Agency, Florida, Senior Living Facilities
Revenue Bonds, Elim Senior Housing, Inc. Project, Series
2017:
1,860 5.375%, 8/01/32, 144A 8/24 at 103.00 N/R 1,503,140
2,735 5.625%, 8/01/37, 144A 8/24 at 103.00 N/R 2,088,419
11,680 5.875%, 8/01/52, 144A 8/24 at 103.00 N/R 8,082,794
Carlton Lakes Community Developement District,
Hillsborough County, Florida, Special Assessment
Revenue Bonds, Series 2015:
765 5.625%, 11/01/36 11/26 at 100.00 N/R 776,345
1,855 5.750%, 11/01/47 11/26 at 100.00 N/R 1,862,309
Carlton Lakes Community Developement District,
Hillsborough County, Florida, Special Assessment
Revenue Bonds, Series 2018:
625 5.125%, 5/01/38 5/28 at 100.00 N/R 618,669
1,235 5.250%, 5/01/49 5/28 at 100.00 N/R 1,178,894
Celebration Pointe Community Development District 1,
Alachua County, Florida, Special Assessment Revenue
Bonds, Series 2014:
3,770 5.000%, 5/01/34 5/24 at 100.00 N/R 3,771,621
9,320 5.125%, 5/01/45 5/24 at 100.00 N/R 8,728,646
Celebration Pointe Community Development District 1,
Alachua County, Florida, Special Assessment Revenue
Bonds, Series 2017:
1,595 5.000%, 5/01/32 5/27 at 100.00 N/R 1,593,708
6,205 5.000%, 5/01/48 5/27 at 100.00 N/R 5,610,685
4,065 Celebration Pointe Community Development District 1, Alachua County,
Florida, Special Assessment Revenue Bonds, Series 2021, 4.000%,
5/01/53
5/31 at 100.00 N/R   2,962,084
965 Chaparral of Palm Bay Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 1 Project,
Series 2020A-2, 4.000%, 5/01/31
No Opt. Call N/R   898,637
3,675 Charlotte County Industrial Development Authority, Florida, Utility
System Revenue Bonds, Town & Country Utilities Project, Series 2015,
5.500%, 10/01/36, (AMT), 144A
10/25 at 100.00 N/R   3,693,742
3,000 Charlotte County Industrial Development Authority, Florida, Utility
System Revenue Bonds, Town & Country Utilities Project, Series
2021A, 4.000%, 10/01/51, (AMT), 144A
10/31 at 100.00 N/R   2,202,960
1,670 Cobblestone Community Development District, Florida, Special
Assessment Bonds, Area 1, Series 2022-1, 4.300%, 5/01/51
5/32 at 100.00 N/R   1,338,254
1,000 Coco Palms Community Development District, Miami-Dade County,
Florida, Special Assessment Bonds, Expansion Area Project, Series
2019, 5.000%, 6/15/49, 144A
6/29 at 100.00 N/R   910,470
2,705 Coconut Cay Community Development District, Florida, Special
Assessment Bonds, Series 2006, 5.375%, 5/01/36
1/23 at 100.00 N/R   2,705,514
Collier County Educational Facilities Authority, Florida,
Revenue Bonds, Ave Maria University, Refunding Series
2013A:
500 5.250%, 6/01/28 6/23 at 100.00 BBB- 500,925
2,130 5.625%, 6/01/33 6/23 at 100.00 BBB- 2,135,368

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Collier County Industrial Development Authority, Florida,
Continuing Care Community Revenue Bonds, Arlington
of Naples Project, Series 2014A:
$ 8,000 0.000%, 5/15/35, 144A (4) 5/24 at 100.00 N/R $ 4,640,000
5,000 0.000%, 5/15/37, 144A (4) 5/24 at 100.00 N/R 2,900,000
1,000 Collier County Industrial Development Authority, Florida, Continuing
Care Community Revenue Bonds, Arlington of Naples Project, Series
2015A, 0.000%, 5/15/49, 144A (4)
5/25 at 100.00 N/R   580,000
Collier County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, Gulf Coast Charter
Academy South Project, Series 2017A:
1,360 5.000%, 12/01/37, 144A 12/27 at 100.00 N/R 1,261,291
2,205 5.000%, 12/01/47, 144A 12/27 at 100.00 N/R 1,908,891
1,000 Copper Creek Community Development District, Port Saint Lucie,
Florida, Special Assessment Bonds, Series 2019, 5.000%, 11/01/49,
144A
11/31 at 100.00 N/R   908,440
Coral Bay of Lee County Community Development
District, Florida, Capital Improvement Revenue Bonds,
Assessment Area One, Series 2022:
320 5.500%, 5/01/42 5/32 at 100.00 N/R 317,130
500 5.625%, 5/01/52, 144A 5/32 at 100.00 N/R 493,585
Corkscrew Farms Community Development District,
Lee County, Florida, Special Assessment Bonds, Area 2
Project, Series 2017:
1,855 5.000%, 11/01/38, 144A 11/32 at 100.00 N/R 1,776,571
3,765 5.125%, 11/01/50, 144A 11/32 at 100.00 N/R 3,481,985
2,450 Creek Preserve Community Development District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Series 2019, 4.700%,
11/01/39, 144A
11/29 at 100.00 N/R   2,279,725
Creekside at Twin Creeks Community Development
District, Florida, Special Assessment Bonds, Area 1
Project, Series 2016A-1:
755 5.250%, 11/01/37 11/28 at 100.00 N/R 755,393
1,930 5.600%, 11/01/46 11/28 at 100.00 N/R 1,927,722
5,000 Creekview Community Development District, Clay County, Florida,
Special Assessment Revenue Bonds, Phase 1 Project Series 2022,
4.750%, 5/01/53
5/32 at 100.00 N/R   4,279,550
Cross Creek North Community Development District,
Clay County, Florida, Special Assessment Bonds, Series
2018:
2,325 5.250%, 11/01/39, 144A 11/29 at 100.00 N/R 2,324,512
3,410 5.375%, 11/01/50, 144A 11/29 at 100.00 N/R 3,312,917
460 Cross Creek North Community Development District, Clay County,
Florida, Special Assessment Bonds, Series 2022, 4.500%, 5/01/52
5/32 at 100.00 N/R   384,036
2,190 Crossings at Fleming Island Community Development District, Florida,
Special Assessment Revenue Bonds, Refunding Series 2014A-2,
7.000%, 5/01/30
5/24 at 100.00 N/R   2,233,734
2,180 Crossings at Fleming Island Community Development District, Florida,
Special Assessment Revenue Bonds, Refunding Series 2014A-3,
6.500%, 5/01/44
5/24 at 100.00 N/R   2,198,399
5,420 Currents Community Development District, Collier County, Florida,
Capital Improvement Revenue Bonds, Series 2020B, 4.250%, 5/01/41,
144A
No Opt. Call N/R   4,649,330
2,605 Cypress Bluff Community Development District, Florida, Special
Assessment Bonds, Series 2019, 5.100%, 5/01/48
5/29 at 100.00 N/R   2,453,102

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 115 Cypress Creek Community Development District, Hillborough County,
Florida, Capital Improvement Bonds, Subordinate Lien, Series 2017A,
6.000%, 5/01/45
5/32 at 100.00 N/R   $ 113,229
605 Cypress Park Estates Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area 2 Project, Series 2020,
4.125%, 5/01/51, 144A
5/32 at 100.00 N/R   469,934
1,435 Cypress Park Estates Community Development District, Haines City,
Florida, Special Assessment Revenue Bonds, 2022 Project, Series
2022, 5.125%, 5/01/52, 144A
5/32 at 100.00 N/R   1,317,918
4,000 Davie, Florida, Educational Facilities Revenue Bonds, Nova Southeastern
University Project, Refunding Series 2018, 5.000%, 4/01/48, (UB) (5)
4/28 at 100.00 0   4,026,720
950 DG Farms Community Development District, Florida,Capital
Improvement  Revenue Bonds, Series 2020, 4.000%, 5/01/51
5/30 at 100.00 N/R   721,563
Downden West Community Development District,
Florida, Revenue Bonds Series 2018:
1,000 5.400%, 5/01/39, 144A 5/29 at 100.00 N/R 1,002,570
3,205 5.550%, 5/01/49, 144A 5/29 at 100.00 N/R 3,143,849
8,090 Downtown Doral Community Development District, Florida, Special
Assessment Bonds, Assessment Area 1, Series 2018A, 5.100%,
5/01/48, 144A
5/28 at 100.00 N/R   7,628,789
Downtown Doral Community Development District,
Florida, Special Assessment Bonds, Series 2015:
935 5.300%, 5/01/36 5/26 at 100.00 N/R 936,617
1,430 5.500%, 5/01/45 5/26 at 100.00 N/R 1,416,501
1,955 5.500%, 5/01/46 5/26 at 100.00 N/R 1,927,454
1,430 DW Bayview Community Development District, Manatee County,
Florida, Special Assessment Revenue Bonds, 2022 Assessment Area
Series 2022, 5.250%, 5/01/52
5/32 at 100.00 N/R   1,336,964
1,165 Eagle Pointe Community Development District, Manatee County,
Florida, Special Assessment Bonds, 2020 Project Assessment Area
Series 2020, 4.125%, 5/01/40, 144A
5/30 at 100.00 N/R   994,840
2,205 East Homestead Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2013, 5.000%, 11/01/33
5/23 at 100.00 N/R   2,202,156
1,000 East Homestead Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2019, 5.000%, 11/01/49
11/29 at 100.00 N/R   924,950
East Nassau Stewardship District, Florida, Special
Assessment Revenue Bonds, Series 2018:
1,515 5.125%, 5/01/39 5/29 at 100.00 N/R 1,484,533
2,540 5.250%, 5/01/49 5/29 at 100.00 N/R 2,398,116
1,000 East Nassau Stewardship District, Florida, Special Assessment Revenue
Bonds, Series 2021, 4.000%, 5/01/51
5/31 at 100.00 N/R   759,540
1,000 Eden Hills Community Development District, Lake Alfred, Florida,
Special Assessment Revenue Bonds, Series 2022, 4.125%, 5/01/52
5/32 at 100.00 N/R   771,760
1,500 Edgewater East Community Development District, Osceola County,
Florida, Special Assessment Revenue Bonds, Assessment Area 1
Series 2021, 4.000%, 5/01/51
5/31 at 100.00 N/R   1,140,150
Epperson North Community Development District,
Florida, Capital Improvement Revenue Bonds,
Assessment Area 1, Series 2018A-1:
1,790 5.500%, 11/01/39, 144A 11/29 at 100.00 N/R 1,798,324
4,655 5.750%, 11/01/49, 144A 11/29 at 100.00 N/R 4,668,918
4,000 Epperson Ranch Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2017A-1, 5.375%, 11/01/48
11/27 at 100.00 N/R   3,847,120

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Epperson Ranch II Community Development District,
Florida, Capital Improvement Revenue Bonds, Series
2018A-1:
$ 370 5.500%, 11/01/29, 144A No Opt. Call N/R $ 370,655
1,000 5.500%, 5/01/39, 144A 5/29 at 100.00 N/R 1,001,320
2,000 5.625%, 5/01/49, 144A 5/29 at 100.00 N/R 1,976,200
45,230 Escambia County Health Facilities Authority, Florida, Health Care
Facilities Revenue Bonds, Baptist Health Care Corporation Obligated,
Series 2020A, 3.000%, 8/15/50 - AGM Insured
2/30 at 100.00 BBB   31,835,588
4,295 Estancia at Wiregrass Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Series 2013, 7.000%,
11/01/45
5/27 at 100.00 N/R   4,536,035
Evergreen Community Development District, Florida,
Special Assessment Bonds, Series 2019:
1,245 5.000%, 11/01/39, 144A 11/29 at 100.00 N/R 1,207,538
2,410 5.125%, 11/01/49, 144A 11/29 at 100.00 N/R 2,236,239
750 Fallschase Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2021, 3.125%, 5/01/31
No Opt. Call N/R   647,790
500 Finley Woods Community Development District, Florida, Capital
Improvement Bonds, Series 2020, 4.200%, 5/01/50
5/30 at 100.00 N/R   396,240
1,420 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Classical Preparatory Charter School, Series 2019A,
6.125%, 6/15/46, 144A
6/26 at 100.00 N/R   1,419,929
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Classical Preparatory
Incorporated Project, Series 2017A:
765 6.000%, 6/15/37, 144A 6/26 at 100.00 N/R 768,029
1,510 6.125%, 6/15/46, 144A 6/26 at 100.00 N/R 1,509,925
830 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Classical Preparatory Incorporated Project, Series
2018A, 6.125%, 6/15/46, 144A
6/26 at 100.00 N/R   829,959
1,900 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Cornerstone Charter Schools Project, Series 2022,
5.250%, 10/01/56, 144A
10/29 at 100.00 BB+   1,689,632
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Creative Inspiration Journey
School of St. Cloud, Series 2021A:
2,030 5.000%, 6/15/51, 144A 6/29 at 102.00 N/R 1,637,377
1,805 5.000%, 6/15/56, 144A 6/29 at 102.00 N/R 1,417,214
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Discovery High School Project,
Series 2020A:
3,000 5.000%, 6/01/40, 144A 6/29 at 100.00 N/R 2,720,640
2,500 5.000%, 6/01/55, 144A 6/29 at 100.00 N/R 2,125,725
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Downtown Doral Charter
Elementary School Project, Series 2014A:
6,025 6.250%, 7/01/34 7/24 at 100.00 N/R 6,072,537
9,780 6.500%, 7/01/44 7/24 at 100.00 N/R 9,845,917
3,935 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Downtown Doral Charter Elementary School Project,
Series 2017A, 5.750%, 7/01/44, 144A
7/27 at 100.00 N/R   3,642,826

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Downtown Doral Charter
Upper School Project, Series 2017C:
$ 9,160 5.650%, 7/01/37, 144A 7/27 at 101.00 N/R $ 9,168,427
12,575 5.750%, 7/01/47, 144A 7/27 at 101.00 N/R 12,252,703
17,675 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Dreamers Academy Project, Series 2022A, 6.000%,
1/15/57, 144A
1/28 at 101.00 N/R   13,068,718
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Florida Charter Foundation Inc.
Projects, Series 2016A:
6,405 4.750%, 7/15/36, 144A 7/26 at 100.00 N/R 6,008,787
7,735 5.000%, 7/15/46, 144A 7/26 at 100.00 N/R 7,103,592
1,030 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Imagine School at Broward Project, Series 2019A,
5.000%, 12/15/49, 144A
12/29 at 100.00 Baa3   1,037,375
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Innovation Montessori Ocoee
Projects, Taxable Series 2022A:
5,410 5.500%, 7/01/52, 144A 7/32 at 100.00 Ba2 4,666,017
4,140 5.625%, 7/01/56, 144A 7/32 at 100.00 Ba2 3,568,266
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Miami Arts Charter School
Projects, Series 2014:
1,250 5.875%, 6/15/34, 144A 6/24 at 100.00 N/R 1,102,700
6,275 6.000%, 6/15/44, 144A 6/24 at 100.00 N/R 5,180,326
4,000 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Pepin Academies of Pasco County Inc., Series 2020A,
5.000%, 1/01/50, 144A
1/27 at 100.00 N/R   3,531,480
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School
Income Projects, Series 2015A:
355 6.000%, 6/15/35, 144A 6/25 at 100.00 N/R 358,270
8,500 6.125%, 6/15/46, 144A 6/25 at 100.00 N/R 8,506,290
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School,
Inc. Projects, Series 2014A:
2,110 6.000%, 6/15/34, 144A 6/24 at 100.00 N/R 2,146,102
6,115 6.125%, 6/15/44, 144A 6/24 at 100.00 N/R 6,196,880
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School,
Inc. Projects, Series 2020C:
555 5.000%, 9/15/40, 144A 9/27 at 100.00 N/R 504,512
1,305 5.000%, 9/15/50, 144A 9/27 at 100.00 N/R 1,115,644
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Social Bonds-Unlocking
Children 's Potential Charter Schools Project, Series
2020A:
850 5.000%, 6/01/40 6/28 at 100.00 N/R 768,264
1,950 5.000%, 6/01/50 6/28 at 100.00 N/R 1,645,507
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Southwest Charter Foundation
Inc Projects, Series 2017A:
3,225 6.000%, 6/15/37, 144A 6/27 at 100.00 N/R 2,978,674
6,215 6.125%, 6/15/47, 144A 6/27 at 100.00 N/R 5,483,619

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 8,210 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, The Florida Charter Educational Foundation Inc.
Projects, Series 2016A, 6.375%, 6/15/46, 144A
6/26 at 100.00 N/R   $ 8,373,133
5,000 Florida Development Finance Corporation, Educational Facilities
Revenue Refunding Bonds, Central Charter School, Series 2022,
6.000%, 8/15/57, 144A
8/32 at 100.00 N/R   4,549,100
150,325 Florida Development Finance Corporation, Florida, Surface
Transportation Facility Revenue Bonds, Brightline Passenger Rail
Project, Green Series 2019B, 7.375%, 1/01/49, (AMT), 144A
1/24 at 107.00 N/R   131,534,375
210,000 Florida Development Finance Corporation, Florida, Surface
Transportation Facility Revenue Bonds, Brightline Passenger Rail
Project, Series 2019A-1, 7.375%, 1/01/49, (AMT), 144A
1/24 at 107.00 N/R   183,750,000
Florida Development Finance Corporation, Florida,
Surface Transportation Facility Revenue Bonds, Virgin
Trains USA Passenger Rail Project, Series 2019A:
2,565 6.250%, 1/01/49, (AMT), (Mandatory Put 1/01/24), 144A 1/23 at 101.00 N/R 2,465,914
131,740 6.375%, 1/01/49, (AMT), (Mandatory Put 1/01/26), 144A 1/23 at 102.00 N/R 120,403,773
470,835 6.500%, 1/01/49, (AMT), (Mandatory Put 1/01/29), 144A 1/23 at 102.00 N/R 420,818,198
180,450 Florida Development Finance Corporation, Revenue Bonds, Brightline
Passenger Rail Expansion Project, Series 2022A, 7.250%, 7/01/57,
(AMT), (Mandatory Put 10/03/23), 144A
1/23 at 102.00 N/R   179,948,349
1,720 Florida Development Finance Corporation, Revenue Bonds, IPS Florida
LLC-Idea Florida, Inc. Jacksonville IV, Series 2022, 5.250%, 6/15/29,
144A
6/27 at 100.00 N/R   1,666,955
Florida Higher Educational Facilities Financing Authority,
Revenue Bonds, Jacksonville University Project, Series
2018A-1:
1,700 4.750%, 6/01/38, 144A 6/28 at 100.00 N/R 1,480,275
3,200 5.000%, 6/01/48, 144A 6/28 at 100.00 N/R 2,693,792
6,535 Florida Higher Educational Facilities Financing Authority, Revenue
Bonds, Rollins College Project, Refunding Series 2020A, 3.000%,
12/01/48, (UB) (5)
12/30 at 100.00 A2   4,434,390
Flow Way Community Development District, Collier
County, Florida, Special Assessment Bonds, Phase 4
Project, Series 2015:
1,185 5.125%, 11/01/36 11/26 at 100.00 N/R 1,188,271
1,485 5.375%, 11/01/46 11/26 at 100.00 N/R 1,466,541
2,465 Flow Way Community Development District, Collier County, Florida,
Special Assessment Bonds, Phase 5 Project, Series 2016, 5.000%,
11/01/46
11/26 at 100.00 N/R   2,312,071
4,250 Flow Way Community Development District, Collier County, Florida,
Special Assessment Bonds, Series 2013, 6.500%, 11/01/44
11/24 at 100.00 N/R   4,323,058
Forest Brooke Community Development District,
Hillsborough County, Florida, Special Assessment Bonds,
Series 2017:
1,000 5.000%, 12/15/37 12/27 at 100.00 N/R 977,680
2,000 5.125%, 12/15/46 12/27 at 100.00 N/R 1,884,440
1,000 Forest Lake Community Development District, Polk County, Florida,
Specia Assessment Bonds, Assessment Area 2 Project, Series 2022,
5.500%, 5/01/52, 144A
5/32 at 100.00 N/R   963,310
FRERC Community Development District, Ocoee, Florida,
Special Assessment Bonds, Series 2020:
5,720 5.375%, 11/01/40 11/29 at 100.00 N/R 5,397,049
8,390 5.500%, 11/01/50 11/29 at 100.00 N/R 7,803,623

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 1,630 Gateway Services Community Development District, Fort Myers Lee
County, Florida, Special Assessment Bonds, Refunding Series 2013,
5.750%, 5/01/33
5/23 at 100.00 N/R   $ 1,634,629
1,900 Gracewater Sarasota Community Development District, Sarasota
County, Florida, Capital Improvement Revenue Bonds, Series 2021,
4.000%, 5/01/52, 144A
5/31 at 100.00 N/R   1,432,638
3,000 Grand Bay at Doral Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, North Parcel Assessment
Area Project, Improvement Series 2014A-1, 5.000%, 5/01/44
5/24 at 100.00 N/R   2,837,130
1,000 Grand Bay at Doral Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, North Parcel Assessment
Area, Refunding Series 2014A-2, 5.000%, 5/01/39
5/24 at 100.00 N/R   981,960
2,095 Grand Bay at Doral Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, South Parcel Assessment
Area Project, Series 2016, 5.000%, 5/01/46
5/26 at 100.00 N/R   1,941,269
4,500 Grand Bay at Doral Community Development District, Miami-Dade
County, Florida, Special Assessment Improvement Bonds, Assessment
Area Two Phase 1 Project, Series 2014A-1, 5.900%, 5/01/45
5/24 at 100.00 N/R   4,523,400
1,000 Grand Bay at Doral Community Development District, Miami-Dade
County, Florida, Special Assessment Improvement Bonds, Assessment
Area Two Project, Refunding Series 2014A-2, 6.500%, 5/01/39
5/24 at 100.00 N/R   1,016,080
Grand Oaks Community Development District, Saint
Johns County, Florida, Special Assessment Bonds, Series
2019A:
1,840 4.750%, 11/01/39 11/29 at 100.00 N/R 1,712,249
3,675 5.000%, 11/01/50 11/29 at 100.00 N/R 3,332,563
1,000 Grande Pines Community Development District, Florida, Special
Assessment Revenue Bonds, Area 1 Series 2021, 4.000%, 5/01/51
5/31 at 100.00 N/R   759,540
Grove Resort Community Development District, Orange
County, Florida, Special Assessment Revenue Bonds,
Series 2017A:
1,000 5.000%, 11/01/28 No Opt. Call N/R 1,008,900
10,015 5.875%, 11/01/47 11/32 at 100.00 N/R 10,196,271
2,400 Hacienda Lakes Community Development District, Collier County,
Florida, Special Assessment Bonds, Series 2016, 4.625%, 5/01/46
5/26 at 100.00 N/R   2,091,552
300 Hammock Reserve Community Development District, Haines City,
Florida, Special Assessment Revenue Bonds, Area 2 Project, Series
2021, 4.000%, 5/01/51
5/31 at 100.00 N/R   228,717
1,500 Hammock Reserve Community Development District, Haines City,
Florida, Special Assessment Revenue Bonds, Area 3 Project, Series
2022, 5.000%, 5/01/52, 144A
5/32 at 100.00 N/R   1,351,050
4,745 Harmony Community Development District, Florida, Capital
Improvement Revenue Bonds, Special Assessment, Refunding Series
2014, 5.250%, 5/01/32
5/24 at 100.00 N/R   4,757,812
Harmony West Community Development District,
Osceloa County, Florida, Special Asssessment Revenue
Bonds, Assessment Area 1, Series 2018:
930 5.100%, 5/01/38, 144A 5/32 at 100.00 N/R 906,369
1,870 5.250%, 5/01/49, 144A 5/32 at 100.00 N/R 1,763,709

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 2,070 Hawkstone Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area 3, Series 2021, 4.000%,
5/01/52
5/31 at 100.00 N/R   $ 1,571,213
Heights Community Development District, Florida, Tax
Increment & Special Assessment Revenue Bonds, Series
2017:
2,620 5.000%, 1/01/38 1/27 at 100.00 N/R 2,563,225
6,550 5.000%, 1/01/50 1/27 at 100.00 N/R 5,956,963
3,900 Heights Community Development District, Florida, Tax Increment &
Special Assessment Revenue Bonds, Series 2018, 5.125%, 1/01/50
1/29 at 100.00 N/R   3,660,345
760 Hemingway Point Community Development District, Florida, Special
Assessment Bonds, Phase 2 Project, Series 2014, 5.000%, 11/01/34
11/24 at 100.00 N/R   752,256
305 Heritage Harbour North Community Development District, Florida,
Capital Improvement Revenue Bond, Refunding Series 2017A-1,
5.250%, 5/01/38
5/27 at 100.00 N/R   304,832
630 Heron Isles Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Subordinate Lien Series
2017A-2, 5.000%, 5/01/36, 144A
5/27 at 100.00 N/R   626,346
810 Hidden Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 3, Series 2019A-1,
5.250%, 11/01/39, 144A
11/29 at 100.00 N/R   807,700
4,460 Hidden Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area One, Series 2016A-1,
6.250%, 11/01/47
11/36 at 100.00 N/R   4,618,508
465 Highland Meadows Community Development District, Davenport,
Florida, Special Assessment Revenue Bonds, Series 2006A, 5.500%,
5/01/36
1/23 at 100.00 N/R   465,028
1,015 Highland Meadows II Community Development District, Davenport,
Polk County, Florida, Special Assessment Revenue Bonds, Area 4B/C
Project, Series 2017, 5.000%, 11/01/48
11/27 at 100.00 N/R   936,236
Highland Meadows II Community Development District,
Davenport, Polk County, Florida, Special Assessment
Revenue Bonds, Area 5 Project, Series 2017:
390 5.375%, 11/01/37 11/27 at 100.00 N/R 390,526
790 5.500%, 11/01/47 11/27 at 100.00 N/R 774,635
310 Highland Meadows II Community Development District, Davenport, Polk
County, Florida, Special Assessment Revenue Bonds, Area 6 Project,
Series 2017, 5.500%, 11/01/47
11/27 at 100.00 N/R   303,970
2,045 Highland Meadows West Community Development District, Haines City,
Florida, Special Assessment Bonds, Series 2019, 5.000%, 11/01/49,
144A
11/29 at 100.00 N/R   1,877,330
Highlands Community Development District, Hillborough
County, Florida, Special Assessment Bonds, Assessment
Area 4 Project, Series 2018:
710 5.250%, 6/15/39, 144A 12/29 at 100.00 N/R 696,943
1,205 5.375%, 6/15/49, 144A 12/29 at 100.00 N/R 1,156,945
1,000 Hills of Minneola Community Development District, Florida, Special
Assessment Revenue Bonds, South Parcel Assessment Area Phase 2,
Series 2021, 4.000%, 5/01/52, 144A
5/31 at 100.00 N/R   754,130
450 Hills of Minneola Community Development District, Florida, Special
Assessment Revenue Bonds, South Parcel Assessment Area Series
2020, 4.000%, 5/01/50, 144A
5/30 at 100.00 N/R   344,236
16,490 Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa
International Airport, Alternative Minimum Tax Refunding Subordinate
Lien Series 2022A, 4.000%, 10/01/52, (AMT), (UB) (5)
10/31 at 100.00 Aa3   14,191,129

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 6,750 Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa
International Airport, Senior Lien Series 2015A, 5.000%, 10/01/40,
(AMT)
10/24 at 100.00 AA-   $ 6,799,207
22,995 Hillsborough County Industrial Development Authority, Florida, Hospital
Revenue Bonds, Florida Health Sciences Center Inc D/B/A Tampa
General Hospital, Series 2020A, 3.500%, 8/01/55
2/31 at 100.00 Baa1   17,541,966
350 Holly Hill Road East Community Development District, Davenport,
Florida, Special Assessment Revenue Bonds, Area 3 Project, Series
2020, 5.000%, 11/01/41
No Opt. Call N/R   332,094
Hunter's Ridge Community Development District 1,
Flagler County, Florida, Special Assessment Bonds,
Assessment Area 1, Series 2019:
430 5.000%, 11/01/39, 144A 11/29 at 100.00 N/R 417,182
645 5.125%, 11/01/49, 144A 11/29 at 100.00 N/R 601,656
Isles of Bartram Park Community Development District,
Saint Johns County, Florida, Special Assessment Bonds,
Series 2015:
1,905 5.000%, 11/01/35 11/25 at 100.00 N/R 1,886,693
2,915 5.125%, 11/01/45 11/25 at 100.00 N/R 2,757,940
985 Isles of Bartram Park Community Development District, Saint Johns
County, Florida, Special Assessment Bonds, Series 2017, 5.000%,
11/01/47
11/27 at 100.00 N/R   904,013
K-Bar Ranch Community Development District, Florida,
Special Assessment Revenue Bonds, Parcel O-1 Project,
Series 2014:
490 5.125%, 11/01/34 11/24 at 100.00 N/R 487,599
895 5.375%, 11/01/44 11/24 at 100.00 N/R 875,811
K-Bar Ranch Community Development District, Florida,
Special Assessment Revenue Bonds, Parcel Q Project,
Series 2014:
610 5.125%, 11/01/34 11/24 at 100.00 N/R 605,419
1,030 5.375%, 11/01/44 11/24 at 100.00 N/R 1,007,917
Lake County, Florida, Educational Facilities Revenue
Bonds, Imagine South Lake Charter School Project, Series
2019A:
825 5.000%, 1/15/49, 144A 7/29 at 100.00 N/R 730,826
825 5.000%, 1/15/54, 144A 7/29 at 100.00 N/R 718,790
3,940 Lake Deer Community Development District, Polk County Florida,
Special Assessment Revenue Bonds, Series 2022, 5.625%, 5/01/53
5/37 at 100.00 N/R   3,643,318
1,160 Lake Powell Residential Golf Community Development District, Bay
County, FLorida, Special ASsessment Revenue Refunding Bonds,
Series 2012, 5.750%, 11/01/32
11/23 at 100.00 N/R   1,166,658
8,180 Lakes by the Bay South Community Development District, Florida,
Special Assessment Bonds, Refunding Series 2014, 5.625%, 5/01/34
5/24 at 100.00 N/R   8,243,640
2,940 Lakeside Community Development District, Pasco County, Florida,
Capital Improvement Revenue Bonds, Series 2015, 5.750%, 5/01/45
5/25 at 100.00 N/R   2,950,466
Lakeside Community Development District, Pasco
County, Florida, Capital Improvement Revenue Bonds,
Series 2018:
1,595 5.000%, 5/01/38 5/28 at 100.00 N/R 1,560,181
2,660 5.100%, 5/01/48 5/28 at 100.00 N/R 2,485,105

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Lakeside Preserve Community Development District,
Lakeland, Florida, Special Assessment Bonds, Series
2019:
$ 420 4.875%, 5/01/39 5/29 at 100.00 N/R $ 397,038
580 5.000%, 5/01/49 5/29 at 100.00 N/R 528,792
Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Azario Project, Series 2019:
140 4.000%, 5/01/40 5/30 at 100.00 N/R 118,157
2,000 4.000%, 5/01/50 5/30 at 100.00 N/R 1,541,500
2,960 Lakewood Ranch Stewardship District, Florida, Special Assessment
Revenue Bonds, Del Webb Project, Series 2017, 5.125%, 5/01/47,
144A
5/27 at 100.00 N/R   2,781,660
2,550 Lakewood Ranch Stewardship District, Florida, Special Assessment
Revenue Bonds, Northeast Sector Project, Phase 1A, Series 2018,
5.100%, 5/01/48
5/28 at 100.00 N/R   2,379,532
Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Northeast Sector Project,
Phase 1B, Series 2018:
2,250 5.300%, 5/01/39 5/29 at 100.00 N/R 2,245,027
3,995 5.450%, 5/01/48 5/29 at 100.00 N/R 3,900,239
Lawson Dunes Community Development District, Haines
City, Florida, Special Assessment Revenue Bonds, 2022
Project Series 2022:
1,660 5.000%, 5/01/42, 144A 5/32 at 100.00 N/R 1,550,606
3,025 5.125%, 5/01/52, 144A 5/32 at 100.00 N/R 2,778,190
1,700 Lee County Housing Finance Authority, Florida, Multifamily Housing
Revenue Bonds, Janies Garden Phase 2, Series 2010B, 7.250%,
9/15/47, (Mandatory Put 9/15/27)
1/23 at 100.00 N/R   1,701,173
Lee County Industrial Development Authority, Florida,
Charter School Revenue Bonds, Lee County Community
Charter Schools, Series 2007A:
6,135 5.250%, 6/15/27 1/23 at 100.00 BB 6,135,736
35,550 5.375%, 6/15/37 1/23 at 100.00 BB 35,144,375
Lee County Industrial Development Authority, Florida,
Charter School Revenue Bonds, Lee County Community
Charter Schools, Series 2012A:
2,625 5.500%, 6/15/32, 144A 1/23 at 100.00 BB 2,625,367
4,700 5.750%, 6/15/42, 144A 1/23 at 100.00 BB 4,699,765
Lee County Industrial Development Authority, Florida,
Healthcare Facilities Revenue Bonds, Cypress Cove at
HealthPark Florida, Inc. Project, Series 2022A:
1,850 5.250%, 10/01/52 10/29 at 103.00 BB+ 1,607,965
6,650 5.250%, 10/01/57 10/29 at 103.00 BB+ 5,653,032
Lee County Industrial Development Authority, Florida,
Healthcare Facilities Revenue Bonds, Preserve Project,
Series 2017A:
790 5.375%, 12/01/32, 144A 1/23 at 105.00 N/R 650,344
2,000 5.625%, 12/01/37, 144A 1/23 at 105.00 N/R 1,559,860
11,650 5.750%, 12/01/52, 144A 1/23 at 105.00 N/R 8,145,563
Lee County, Florida, Airport Revenue Bonds, Series
2021B:
10,000 5.000%, 10/01/46, (AMT), (UB) (5) 10/31 at 100.00 A2 10,176,500
7,045 4.000%, 10/01/51, (AMT), (UB) (5) 10/31 at 100.00 A2 6,055,459
190 Lexington Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2007, 5.400%, 5/01/37
1/23 at 100.00 N/R   190,017

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 4,750 LTC Rance Residential Community Development District, Port Saint
Lucie, Florida, Special Assessment Bonds, Assessment Area 1 Project,
Series 2021A, 4.000%, 5/01/52
5/31 at 100.00 N/R   $ 3,581,215
1,185 Lucerne Park Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2019, 4.750%, 5/01/50
5/29 at 100.00 N/R   1,029,931
Magic Place Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds,
Series 2019:
5,585 4.375%, 5/01/40 5/30 at 100.00 N/R 4,920,608
7,825 4.500%, 5/01/51 5/30 at 100.00 N/R 6,503,123
Majorca Isles Community Development District, Mianmi
Gardens, Florida, Special Assessment Bonds, Series
2015:
1,000 5.375%, 5/01/35 5/26 at 100.00 N/R 1,003,960
3,675 5.625%, 5/01/46 5/26 at 100.00 N/R 3,676,544
16,150 Manatee County, Florida, Revenue Improvement and Refunding Bonds,
Series 2022, 4.000%, 10/01/52, (UB) (5)
10/32 at 100.00 Aa1   15,645,474
5,000 Mandarin Grove Community Development District, Manatee County,
Florida, Special Assessment Revenue Bonds, 2022 Project Series 2022,
6.625%, 5/01/53, 144A
5/42 at 100.00 N/R   5,082,000
410 Meadow Pines Community Development District, Florida, Special
Assessment Revenue Bonds, Refunding Series 2014-2, 6.000%,
5/01/34
5/24 at 100.00 N/R   415,592
2,700 Mediterranea Community Development District, Riviera Beach, Florida,
Special Assessment Bonds, Area 2 Project, Refunding & Improvement
Series 2017, 5.000%, 5/01/48
5/28 at 100.00 N/R   2,492,424
Miami Beach, Florida, Resort Tax Revenue Bonds, Series
2015:
13,515 5.000%, 9/01/40, (UB) (5) 9/25 at 100.00 AA- 13,974,510
7,000 5.000%, 9/01/45, (UB) (5) 9/25 at 100.00 AA- 7,232,610
1,000 Miami Dade County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, Miami Community Charter
School Inc Project, Series 2020A, 5.000%, 6/01/47, 144A
6/26 at 103.00 Ba2   823,930
Miami Dade County Industrial Development Authority,
Florida, Educational Facilities Revenue Bonds, South
Florida Autism Charter School Project, Series 2017:
3,895 5.875%, 7/01/37, 144A 7/27 at 100.00 N/R 3,728,450
6,530 6.000%, 7/01/47, 144A 7/27 at 100.00 N/R 6,064,737
Miami World Center Community Development District,
Miami-Dade County, Florida, Special Assessment Bonds,
Series 2017:
11,005 5.125%, 11/01/39 11/27 at 100.00 N/R 10,826,389
17,255 5.250%, 11/01/49 11/27 at 100.00 N/R 16,540,643
9,565 Miami-Dade County Educational Facilities Authority, Florida, Revenue
Bonds, University of Miami, Series 2018A, 5.000%, 4/01/53, (UB) (5)
4/28 at 100.00 A-   9,846,498
10,635 Miami-Dade County Educational Facilities Authority, Florida, Revenue
Bonds, University of Miami, Series 2018B, 4.000%, 4/01/53, (UB) (5)
4/28 at 100.00 A-   9,516,730
30 Miami-Dade County Expressway Authority, Florida, Toll System Revenue
Bonds, Series 2010A, 5.000%, 7/01/40
1/23 at 100.00 BBB+   29,466
Miami-Dade County IDA, Florida, Educational Facilities
Revenue Bonds, AcadeMir Charter Schools , Series 2022
A and B:
1,720 5.250%, 7/01/52, 144A 7/29 at 103.00 Ba2 1,486,510
2,190 5.500%, 7/01/61, 144A 7/29 at 103.00 Ba2 1,884,495

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 4,430 Miami-Dade County Industrial Development Authority, Florida, Revenue
Bonds, PInecrest Academy Inc. , Series 2017, 5.000%, 9/15/44, 144A
9/27 at 100.00 BBB   $ 4,448,517
Miami-Dade County Industrial Development Authority,
Florida, Revenue Bonds, PInecrest Academy Project,
Series 2014:
1,000 5.000%, 9/15/34 9/24 at 100.00 BBB 1,019,090
1,730 5.250%, 9/15/44 9/24 at 100.00 BBB 1,753,753
Miami-Dade County Industrial Development Authority,
Florida, Revenue Bonds, Youth Co-Op Charter Schools
Project, Series 2015A:
1,500 5.750%, 9/15/35, 144A 9/25 at 100.00 N/R 1,502,070
3,500 6.000%, 9/15/45, 144A 9/25 at 100.00 N/R 3,482,430
2,250 Miami-Dade County Industrual Development Authority, Florida,
Revenue Bonds, Doral Academy, Seres 2018, 5.000%, 1/15/48
1/28 at 100.00 BBB-   2,171,385
14,790 Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding Series
2021A-1, 4.000%, 10/01/45 - AGM Insured, (AMT), (UB) (5)
10/31 at 100.00 A3   13,377,555
1,000 Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding Series
2021A-1, 4.000%, 10/01/45 - AGM Insured, (AMT)
10/31 at 100.00 A3   904,500
Miami-Dade County, Florida, Transit System Sales Surtax
Revenue Bonds, Series 2018:
9,500 4.000%, 7/01/45, (UB) (5) 7/28 at 100.00 AA 9,041,530
18,515 4.000%, 7/01/48, (UB) (5) 7/28 at 100.00 AA 17,125,264
16,675 Miami-Dade County, Florida, Water and Sewer System Revenue Bonds,
Series 2021, 4.000%, 10/01/48, (UB) (5)
4/31 at 100.00 A+   15,219,773
2,410 Middleton Community Development District A, Florida, Special
Assessment Revenue Bonds, Series 2022, 6.200%, 5/01/53, 144A
11/30 at 100.00 N/R   2,429,015
Midtown Miami Community Development District,
Florida, Special Assessment Revenue Bonds,
Infrastrusture Project, Refunding Series 2014B:
975 5.000%, 5/01/29 5/23 at 100.00 N/R 974,863
6,705 5.000%, 5/01/37 5/23 at 100.00 N/R 6,550,383
9,770 Midtown Miami Community Development District, Florida, Special
Assessment Revenue Bonds, Parking Garage Project, Refunding Series
2014A, 5.000%, 5/01/37
5/23 at 100.00 N/R   9,554,572
1,985 Mirada Community Development District, Florida, Capital Improvement
Bonds,  Assessment Area 2 Series 2018A-2, 5.375%, 11/01/29
No Opt. Call N/R   1,984,940
9,140 Mirada Community Development District, Pasco County, Florida, Bond
Anticipation Note, Assessment Area 3, Series 2019, 4.500%, 5/01/24
1/23 at 100.00 N/R   9,140,000
Mirada II Community Development District, Florida,
Capital Improvement Revenue Bonds, Series 2022:
360 5.125%, 5/01/32, 144A No Opt. Call N/R 359,269
1,090 5.600%, 5/01/42, 144A 5/32 at 100.00 N/R 1,083,536
1,810 5.750%, 5/01/53, 144A 5/32 at 100.00 N/R 1,799,086
2,625 Naples Reserve Community Development District, Collier County,
Florida, Special Assessment Bonds, Series 2014, 5.625%, 11/01/45
11/24 at 100.00 N/R   2,631,773
2,645 Naples Reserve Community Development District, Collier County,
Florida, Special Assessment Bonds, Series 2018, 5.125%, 11/01/48,
144A
11/28 at 100.00 N/R   2,495,293
870 Naturewalk Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2007A, 5.500%, 5/01/38 (4)
1/23 at 100.00 N/R   313,200
1,590 Naturewalk Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2007B, 5.300%, 5/01/22 (4)
No Opt. Call N/R   572,400

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 1,395 North AR-1 of Pasco Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1, Series 2021,
4.000%, 5/01/51
5/34 at 100.00 N/R   $ 1,059,558
1,880 North AR-1 of Pasco Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 2, Series 2021A,
4.000%, 5/01/52, 144A
5/31 at 100.00 N/R   1,417,764
North Boulevard Community Development District,
Haines, Polk County, Florida, Special Assessment Bonds,
Series 2019:
715 5.500%, 11/01/39 11/30 at 100.00 N/R 716,215
1,240 5.625%, 11/01/49 11/30 at 100.00 N/R 1,224,711
North Park Isle Community Development District, Plant
City, Florida, Special Assessment Revenue Bonds,
Assessment Area 1, Series 2019:
600 4.500%, 5/01/40 5/29 at 100.00 N/R 539,016
5,675 4.750%, 5/01/50 5/29 at 100.00 N/R 4,925,673
1,245 North Powerline Road Community Development District, Polk County,
Florida, Special Assessment Revenue Bonds, Series 2020, 4.000%,
5/01/51
5/30 at 100.00 N/R   945,627
2,750 North Powerline Road Community Development District, Polk County,
Florida, Special Assessment Revenue Bonds, Series 2022, 5.625%,
5/01/52, 144A
5/32 at 100.00 N/R   2,606,395
8,055 North Springs Improvement District, Broward County, Florida, Water
Mangement Bonds, Parkland Bay Unit Area, Series 2018, 5.000%,
5/01/48
5/28 at 100.00 N/R   7,476,893
5,000 North Springs Improvement District, Broward County, Florida, Water
Mangement Bonds, Unit Area C, Series 2017, 5.000%, 5/01/48, 144A
5/28 at 100.00 N/R   4,666,600
Northern Palm Beach County Improvement District,
Florida, Water Control and Improvement Bonds,
Development Unit 2C, Series 2014:
2,700 5.000%, 8/01/34 8/24 at 100.00 N/R 2,706,777
3,500 5.000%, 8/01/46 8/24 at 100.00 N/R 3,350,375
3,000 Northern Palm Beach County Improvement District, Florida, Water
Control and Improvement Bonds, Development Unit 2C, Series 2017,
5.000%, 8/01/46
8/27 at 100.00 N/R   2,815,380
13,280 Northern Palm Beach County Improvement District, Florida, Water
Control and Improvement Bonds, Development Unit 53, Series 2015,
5.500%, 8/01/46
8/26 at 100.00 N/R   13,283,984
Northern Palm Beach County Improvement District,
Florida, Water Control and Improvement Bonds,
Development Unit 53, Series 2018A:
3,280 5.500%, 8/01/39 8/29 at 100.00 N/R 3,320,279
5,730 5.625%, 8/01/49 8/29 at 100.00 N/R 5,722,379
3,400 Ocean and Highway Port Authority, Florida, Port Facilities Revenue
Bonds, Worldwide Terminals Fernandina, LLC Project, Series 2019,
5.500%, 12/01/49, (AMT), 144A
12/29 at 100.00 N/R   2,634,116
1,500 Old Hickory Community Development District, Osceola County, Florida,
Special Assessment Bonds, Series 2020, 4.000%, 6/15/50
6/30 at 100.00 N/R   1,155,105
2,245 Orchid Grove Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2015, 5.000%, 5/01/36
5/26 at 100.00 N/R   2,231,171
Osceola Chain Lakes Community Development District,
Florida, Capital Improvement Revenue Bonds, Series
2018:
935 5.125%, 5/01/38 5/28 at 100.00 N/R 913,673
1,130 5.250%, 5/01/48 5/28 at 100.00 N/R 1,069,296

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Osceola County, Florida, Transportation Revenue Bonds,
Osceola Parkway, Refunding & Improvement Capital
Appreciation Series 2019A-2:
$ 2,850 0.000%, 10/01/42 10/29 at 63.69 BBB- $ 946,229
4,425 0.000%, 10/01/43 10/29 at 61.27 BBB- 1,379,361
2,600 0.000%, 10/01/44 10/29 at 59.08 BBB- 758,030
4,675 0.000%, 10/01/45 10/29 at 56.95 BBB- 1,273,797
1,000 Osceola Village Center Community Development District, Florida,
Special Assessment Bonds, 2021 Project, Series 2021, 4.000%,
5/01/51, 144A
5/31 at 100.00 N/R   759,540
1,045 Pacific Ace Community Development District, Lake County, Florida,
Special Assessment Revenue Bonds, 2022 Project, Series 2022,
4.125%, 5/01/42
5/32 at 100.00 N/R   874,884
17,865 Palm Beach County Health Facilities Authority, Florida, Hospital Revenue
Bonds, Baptist Health Systems of South Florida Obligated Group,
Series 2019, 4.000%, 8/15/49, (UB) (5)
8/29 at 100.00 A1   15,771,401
9,815 Palm Beach County, Florida, Revenue Bonds, Provident Group - LU
Properties LLC Lynn University Housing Project, Series 2021A, 5.000%,
6/01/57, 144A
6/31 at 100.00 N/R   8,147,137
7,115 Palm Beach County, Florida, Revenue Bonds, Provident Group - PBAU
Properties LLC - Palm Beach Atlantic University Housing Project, Series
2019A, 5.000%, 4/01/51, 144A
4/29 at 100.00 Ba1   6,151,771
1,180 Palm Coast Park Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area 1, Series 2019, 4.300%,
5/01/50
5/30 at 100.00 N/R   951,989
1,250 Palm Coast Park Community Development District, Florida, Special
Assessment Revenue Bonds, Sawmill Branch Phase 2 Flager, Series
2022, 5.125%, 5/01/51
5/32 at 100.00 N/R   1,152,750
2,000 Palmetto, Florida, Educational Facilities Revenue Bonds, Renaissance
Arts and Education Inc. Project, Series 2022A, 5.625%, 6/01/62
6/30 at 100.00 BBB-   2,008,380
545 Park Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 13A-1, 7.375%, 11/01/44
11/27 at 100.00 N/R   585,902
2,750 Park East Community Development District, Florida, Special Assessment
Revenue Bonds, Series 2021, 4.000%, 11/01/51
11/31 at 100.00 N/R   2,091,815
Parker Road Community Development District, Florida,
Capital Improvement Revenue Bonds, Refudning Series
2020:
800 3.875%, 5/01/40 5/30 at 100.00 N/R 649,712
1,000 4.100%, 5/01/50 5/30 at 100.00 N/R 778,730
430 Parkland Preserve Community Development District, Saint Johns
County, Florida, Special Assessment Revenue Bonds, Series 2019B,
5.500%, 11/01/32
No Opt. Call N/R   432,137
9,720 Pinellas County Health Facilities Authority, Florida, Health Care Facilities
Revenue Bonds, Mease Life, Inc. Project, Refunding Series 2021,
7.000%, 1/01/57, 144A
1/23 at 108.00 N/R   6,986,250
970 Poinciana West Community Development District, Florida, Special
Assessment Bonds, Refunding Subordinate Series 2016-2, 5.700%,
5/01/37
5/27 at 100.00 N/R   981,378
Preserve at South Branch Community Development
District, Pasco County, Florida, Special Assessment
Revenue Bonds, Phase 1 Series 2018:
500 5.250%, 11/01/38 11/29 at 100.00 N/R 495,890
1,000 5.375%, 11/01/49 11/29 at 100.00 N/R 959,820

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 1,870 Preston Cove Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2022, 4.125%, 5/01/52
5/32 at 100.00 N/R   $ 1,442,574
2,265 Punta Gorda Housing Authority, Florida, Gulf Breeze Apartments
Multifamily Housing Revenue Bonds, Series 2007A, 6.125%, 1/01/45,
(AMT)
1/23 at 100.00 N/R   2,264,955
Randal Park Community Development District, Orlando,
Florida, Special Assessment Revenue Bonds, Series 2012:
1,250 6.125%, 11/01/32 No Opt. Call N/R 1,315,300
1,000 6.875%, 11/01/42 11/32 at 100.00 N/R 1,087,800
Randal Park Community Development District, Orlando,
Florida, Special Assessment Revenue Bonds, Series 2015:
1,350 5.000%, 11/01/35 11/25 at 100.00 N/R 1,336,162
2,270 5.200%, 11/01/45 11/25 at 100.00 N/R 2,170,506
7,485 Reunion East Community Development District, Osceola County,
Florida, Special Assessment Bonds, Refunding Series 2015A, 5.000%,
5/01/33
5/25 at 100.00 N/R   7,553,039
2,705 Reunion West Community Development District, Florida, Special
Assessment Bonds, Area 2 Phase 1 Project, Refunding & Improvement
Series 2015, 5.000%, 11/01/47, 144A
11/27 at 100.00 N/R   2,507,319
2,530 Reunion West Community Development District, Florida, Special
Assessment Bonds, Area 3 Project, Series 2016, 5.000%, 11/01/46
11/26 at 100.00 N/R   2,356,569
2,230 Reunion West Community Development District, Florida, Special
Assessment Bonds, Area 4 Project, Series 2017, 4.750%, 11/01/38,
144A
11/27 at 100.00 N/R   2,095,353
2,000 Reunion West Community Development District, Osceola County,
Florida, Special Assessment Bonds, Area 5 Project, Series 2019,
4.625%, 5/01/50
5/29 at 100.00 N/R   1,701,860
160 Rhodine Road North Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Series 2019, 4.750%,
5/01/50
5/29 at 100.00 N/R   139,328
998 Riverbend West Community Development District, Hilsborough County,
Florida, Special Assessment Bonds, Series 2016, 5.000%, 5/01/46
5/27 at 100.00 N/R   929,068
1,380 Rivers Edge Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Subordinate Lien Series
2018A-2, 5.000%, 5/01/38
5/28 at 100.00 N/R   1,349,819
905 Rivers Edge III Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2021, 4.000%, 5/01/51, 144A
5/31 at 100.00 N/R   687,384
Rolling Hills Community Development District, Florida,
Capital Improvement Revenue Bonds, Series 2015A-1:
570 5.450%, 5/01/31 5/26 at 100.00 N/R 572,685
820 5.600%, 5/01/37 5/26 at 100.00 N/R 823,157
1,300 Rolling Hills Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2020A-1, 4.875%, 5/01/50
5/30 at 100.00 N/R   1,145,781
Rolling Oaks Community Development District, Florida,
Special Assessment Bonds, Series 2016:
1,000 5.875%, 11/01/37 11/27 at 100.00 N/R 1,029,030
1,000 6.000%, 11/01/47 11/27 at 100.00 N/R 1,020,420
Rolling Oaks Community Development District, Florida,
Special Assessment Bonds, Series 2018:
2,000 5.375%, 11/01/38, 144A 11/29 at 100.00 N/R 1,998,700
3,760 5.500%, 11/01/49, 144A 11/29 at 100.00 N/R 3,672,317
1,510 Rolling Oaks Community Development District, Osceola County,
Florida, Special Assessment Bonds, 2022 Assessment Area, Series
2022, 6.500%, 5/01/53, 144A
5/33 at 100.00 N/R   1,524,511

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 1,175 Rustic Oaks Community Development District, Florida, Capital
Improvement Revenue Bonds Series 2022, 4.000%, 5/01/52
5/32 at 100.00 N/R   $ 886,491
1,900 Sabal Palm Community Development District, Florida, Special
Assessment Bonds, Series 2014, 7.125%, 11/01/44
11/24 at 100.00 N/R   1,956,126
1,700 Sabal Palm Community Development District, Florida, Special
Assessment Bonds, Series 2016, 5.500%, 11/01/46
11/26 at 100.00 N/R   1,693,744
1,250 Sabal Palm Community Development District, Florida, Special
Assessment Bonds, South Parcel Series 2017, 5.000%, 11/01/47, 144A
11/27 at 100.00 N/R   1,163,125
3,350 Saint Johns County Housing Authority, Florida, Multifamily Mortgage
Revenue Bonds, Victoria Crossing, Series 2021A, 3.920%, 4/01/59,
(Mandatory Put 4/01/39), 144A
11/31 at 100.00 N/R   2,343,794
1,000 Saltmeadows Community Development District, Manatee County,
Florida, Special Assessment Revenue Bonds, Assessment Area 1,
Series 2022, 5.500%, 5/01/53
5/33 at 100.00 N/R   968,400
3,380 Sandridge Community Development District, Clay County, Florida,
Special Assessment Revenue Bonds, Phase II Project, Series 2022,
4.300%, 5/01/52
5/32 at 100.00 N/R   2,691,933
750 Sandridge Community Development District, Clay County, Florida,
Special Assessment Revenue Bonds, Series 2021A-1, 4.000%, 5/01/51
5/31 at 100.00 N/R   569,655
27,500 Sarasota County Public Hospital District, Florida, Hospital Revenue
Bonds, Sarasota Memorial Hospital Project, Series 2018, 4.000%,
7/01/48, (UB) (5)
7/28 at 100.00 A1   24,610,850
15,000 Sarasota County Public Hospital District, Florida, Hospital Revenue
Bonds, Sarasota Memorial Hospital Project, Series 2022, 4.000%,
7/01/52, (UB)
7/32 at 100.00 A1   13,172,250
1,980 Sarasota County Public Hospital District, Florida, Hospital Revenue
Bonds, Sarasota Memorial Hospital Project, Series 2022, 4.000%,
7/01/52
7/32 at 100.00 A1   1,738,737
645 Sawyers Landing Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2021, 4.250%, 5/01/53, 144A
5/31 at 100.00 N/R   508,376
1,575 Scenic Highway Community Development District, Haines, Florida,
Special Assessment Revenue Bonds, Series 2020, 4.000%, 5/01/51
5/30 at 100.00 N/R   1,196,276
5,000 Scenic Terrace South Community Development District, Lake Hamilton,
Florida, Special Assessment Revenue Bonds, Series 2022 Project,
Series 2022, 4.625%, 5/01/53, 144A
5/32 at 100.00 N/R   4,201,150
Shell Point Community Development District,
Hillsborough County, Florida, Special Assessment Bonds,
Refunding Series 2019:
1,500 5.250%, 11/01/39, 144A 11/29 at 100.00 N/R 1,475,115
2,990 5.375%, 11/01/49, 144A 11/29 at 100.00 N/R 2,869,862
4,000 Shingle Creek Community Development District, Osceola County,
Florida, Special Assessment Revenue Bonds, Assessment Area 2
Series 2019, 5.000%, 5/01/49
5/29 at 100.00 N/R   3,682,760
Silverado Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area
1A, Series 2018A-1:
390 5.250%, 11/01/38, 144A 11/28 at 100.00 N/R 384,033
580 5.375%, 11/01/48, 144A 11/28 at 100.00 N/R 558,354
1,100 Silverado Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1B, Refunding Series
2018A-2, 5.500%, 5/01/49, 144A
No Opt. Call N/R   1,074,843
310 Silverado Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2017A-1, 5.500%, 11/01/47,
144A
11/27 at 100.00 N/R   302,969

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 2,005 Six Mile Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1, Refunding Series
2015, 5.000%, 5/01/38
5/24 at 101.00 N/R   $ 1,961,091
3,990 Six Mile Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 2 Phase 2, Series
2017A, 5.250%, 11/01/48
11/27 at 100.00 N/R   3,773,742
65 Six Mile Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 2 Phase 2, Series
2017B, 5.350%, 11/01/29
No Opt. Call N/R   65,926
1,500 Six Mile Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 3 Phase 1, Series
2021, 4.000%, 5/01/51
5/31 at 100.00 N/R   1,139,310
Solterra Resort Community Development District, Polk
County, Florida, Special Assessment Bonds, Series 2018:
995 5.250%, 5/01/39 5/31 at 100.00 N/R 977,428
2,925 5.375%, 5/01/49 5/31 at 100.00 N/R 2,808,439
250 Somerset Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Series 2022, 4.200%,
5/01/37, 144A
5/32 at 100.00 N/R   223,013
10,775 South Broward Hospital District, Florida, Hospital Revenue Bonds, South
Broward Hospital District Obligated Group, Refunding Series 2016A,
4.000%, 5/01/44, (UB) (5)
5/26 at 100.00 Aa3   10,214,485
17,950 South Broward Hospital District, Florida, Hospital Revenue Bonds, South
Broward Hospital District Obligated Group, Series 2021A, 3.000%,
5/01/51
5/31 at 100.00 Aa3   13,014,827
South Fork III Community Development District, Florida,
Special Assessment Revenue Bonds, Refunding Series
2016:
55 5.000%, 5/01/29 5/27 at 100.00 N/R 55,408
780 5.375%, 5/01/37 5/27 at 100.00 N/R 783,783
2,740 5.625%, 5/01/47 5/27 at 100.00 N/R 2,737,452
South Fork III Community Development District, Florida,
Special Assessment Revenue Bonds, Refunding Series
2018:
1,510 5.000%, 5/01/38 5/28 at 100.00 N/R 1,476,976
3,750 5.375%, 5/01/49 5/28 at 100.00 N/R 3,600,563
South Miami Health Facilities Authority, Florida, Hospital
Revenue Bonds, Baptist Health Systems of South Florida
Obligated Group, Refunding Series 2017:
36,610 4.000%, 8/15/42, (UB) (5) 8/27 at 100.00 A1 35,489,734
56,065 4.000%, 8/15/47, (UB) (5) 8/27 at 100.00 A1 50,042,498
South Village Community Development District, Clay
County, Florida, Capital Improvement Revenue Bonds,
Refunding Series 2016A2:
400 4.875%, 5/01/35 5/26 at 100.00 N/R 391,176
100 5.000%, 5/01/38 5/26 at 100.00 N/R 97,790
2,015 South-Dade Venture Community Development District, Florida, Special
Assessment Revenue Bonds, Refunding Series 2013, 5.250%, 5/01/34
5/23 at 101.00 N/R   2,030,717
Spencer Creek Community Development District,
Hillsborough County, Florida, Special Assessment
Revenue Bonds, Series 2019:
1,000 5.000%, 5/01/39 5/29 at 100.00 N/R 970,230
1,250 5.250%, 5/01/49 5/29 at 100.00 N/R 1,184,100

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Spring Lake Community Development District,
Hillsborough County, Florida, Special Assessment Bonds,
Area One Project, Series 2014:
$ 2,125 5.125%, 11/01/34 11/24 at 100.00 N/R $ 2,127,210
3,265 5.500%, 11/01/44 11/24 at 100.00 N/R 3,267,351
Spring Lake Community Development District,
Hillsborough County, Florida, Special Assessment Bonds,
Area Two Project, Series 2017:
1,525 5.125%, 11/01/37, 144A 11/27 at 100.00 N/R 1,505,404
3,000 5.250%, 11/01/47, 144A 11/27 at 100.00 N/R 2,852,130
1,250 St. Augustine Community Development District, St. Johns County,
Florida, Special Assessment Bonds, 2022 Project, Series 2022, 5.500%,
6/15/53
6/33 at 100.00 N/R   1,203,538
2,205 Stonegate Community Development District, Florida, Special
Assessment Revenue Bonds, Refunding Series 2013, 5.000%, 5/01/34
5/23 at 100.00 N/R   2,205,551
1,165 Stonewater Community Development District, Cape Coral, Florida,
Special Assessment Revenue Bonds, Refunding Series 2021, 4.000%,
11/01/51, 144A
11/32 at 100.00 N/R   882,895
885 Stoneybrook North Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area One Project, Series
2017A-3, 5.875%, 11/01/29
1/23 at 101.00 N/R   894,098
1,000 Stoneybrook North Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area Two Project, Series
2022, 6.375%, 11/01/52, 144A
11/42 at 100.00 N/R   1,017,980
2,500 Stoneybrook South Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area One Project, Series
2013, 6.500%, 5/01/39
5/23 at 100.00 N/R   2,511,475
3,945 Stoneybrook South Community Development District, Osceola County,
Florida, Special Assessment Revenue Bonds, Assessment Area Two-A
Project, Series 2014, 5.500%, 11/01/44
11/29 at 100.00 N/R   3,922,395
1,075 Storey Creek Community Development District, Osceloa County,
Florida, Special Assessment Bonds, Assessment Area 2 Project, Series
2022, 5.375%, 6/15/52, 144A
6/32 at 100.00 N/R   1,025,335
Summer Woods Community Development District,
Manatee County, Florida, Special Assessment Bonds,
Area 1 Project, Series 2018A-1:
500 5.250%, 11/01/38, 144A 11/28 at 100.00 N/R 497,690
1,320 5.375%, 11/01/48, 144A 11/28 at 100.00 N/R 1,270,738
1,540 Summer Woods Community Development District, Manatee County,
Florida, Special Assessment Bonds, Area 3, Series 2021, 4.000%,
5/01/52, 144A
5/31 at 100.00 N/R   1,161,360
1,561 Summit At Fern Hill Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, Series 2016,
5.000%, 5/01/46
5/27 at 100.00 N/R   1,452,698
1,850 Summit View Community Development District, Dade City, Florida,
Special Assessment Revenue Bonds, Series 2021A, 5.000%, 5/01/52
No Opt. Call N/R   1,577,958
820 Summit View Community Development District, Dade City, Florida,
Special Assessment Revenue Bonds, Series 2021B, 5.000%, 5/01/41
No Opt. Call N/R   714,040
Sunbridge Stewardship District, Florida, Special
Assessment Revenue Bonds, Weslyn Park Project, Series
2022:
1,000 5.200%, 5/01/42, 144A 5/32 at 100.00 N/R 941,800
2,000 5.350%, 5/01/52, 144A 5/32 at 100.00 N/R 1,868,340

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 3,000 Tallahassee, Florida, Health Facilities Revenue Bonds, Tallahassee
Memorial HealthCare Inc. Project, Series 2016A, 5.000%, 12/01/55
12/25 at 100.00 Baa1   $ 3,010,770
37,095 Tampa, Florida, Capital Improvement Cigarette Tax Allocation Bonds, H.
Lee Moffitt Cancer Center Project, Series 2020A, 0.000%, 9/01/53
9/30 at 38.62 A+   7,840,028
500 Tampa, Florida, Revenue Bonds, H. Lee Moffitt Cancer Center and
Research Institute, Series 2020B, 4.000%, 7/01/45
7/30 at 100.00 A-   453,000
1,815 Tapestry Community Development District, Florida, Special Assessment
Revenue Bonds, Series 2016, 5.000%, 5/01/46
5/26 at 100.00 N/R   1,685,137
5,640 Three Rivers Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2019A-1, 4.750%, 5/01/50
5/29 at 100.00 N/R   4,904,318
6,750 Three Rivers Community Development District, Florida, Special
Assessment Revenue Bonds, South Assessment Area Series 2021B,
4.625%, 5/01/36, 144A
9/23 at 100.00 N/R   6,110,100
Timber Creek Community Development District,
Hillsborough County, Florida, Special Assessment
Revenue Bonds, Series 2018:
995 5.000%, 11/01/38, 144A 11/32 at 100.00 N/R 967,439
1,250 5.000%, 11/01/48, 144A 11/32 at 100.00 N/R 1,148,137
Tohoqua Community Development District, Florida,
Special Assessment Revenue Bonds, Series 2018:
945 4.700%, 5/01/38, 144A 5/28 at 100.00 N/R 884,208
1,075 4.800%, 5/01/48, 144A 5/28 at 100.00 N/R 950,730
Tolomato Community Development District, Florida,
Special Assessment Bonds, Expansion Parcel Project,
Series 2018:
580 4.850%, 5/01/38, 144A 5/28 at 100.00 N/R 552,218
975 5.000%, 5/01/48, 144A 5/28 at 100.00 N/R 905,024
4,795 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Senior Lien Series 2018A-2, 5.625%, 5/01/40, 144A
5/28 at 100.00 N/R   4,852,204
18,550 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2015-2, 0.000%, 5/01/40 (7)
1/23 at 100.00 N/R   16,431,219
23,470 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2015-3, 6.610%, 5/01/40 (4)
1/23 at 100.00 N/R   235
8,045 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2022A, 4.000%, 5/01/40 - AGM Insured,
144A, (UB) (5)
5/32 at 100.00 AA   7,853,851
2,265 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Subordinate Lien Series 2018B-2, 5.125%, 5/01/39
5/28 at 100.00 N/R   2,228,284
3,225 Toscana Isles Community Development District, Venice, Florida, Special
Assessment Revenue Bonds, Series 2014, 6.250%, 11/01/44
11/26 at 102.00 N/R   3,356,096
280 Towne Park Community Development District, Florida, Special
Assessment Bonds, Area 2B Project, Series 2018, 5.375%, 5/01/38
5/29 at 100.00 N/R   280,137
Towne Park Community Development District, Florida,
Special Assessment Bonds, Area 3A Project, Series 2018:
1,265 5.375%, 5/01/38 5/29 at 100.00 N/R 1,265,582
2,595 5.500%, 5/01/49 5/29 at 100.00 N/R 2,533,421
1,225 Towne Park Community Development District, Florida, Special
Assessment Bonds, Area 3B Project, Series 2019, 4.625%, 5/01/50
5/30 at 100.00 N/R   1,044,129
1,755 Towne Park Community Development District, Florida, Special
Assessment Bonds, Area 3C Project, Series 2019, 4.625%, 5/01/50
5/30 at 100.00 N/R   1,495,137
4,865 Tradition Community Development District 1, Port Saint Lucie, Florida,
Irrigation System Revenue Bonds, Existing System Series 2017,
4.500%, 10/01/47
10/27 at 100.00 N/R   4,129,120

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 1,000 Tradition Community Development District 9, Port Saint Lucie, Florida,
Special Assessment Bonds, Series 2021, 4.000%, 5/01/52
5/31 at 100.00 N/R   $ 753,940
825 Trevesta Community Development District, Manatee County, Florida,
Special Assessment Revenue Bonds, 2016 Project, Series 2016A-1,
5.375%, 11/01/36
11/28 at 100.00 N/R   830,874
Trevesta Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 1 - Phase 2 Project, Series 2018:
705 5.250%, 11/01/39, 144A 11/30 at 100.00 N/R 691,824
975 5.375%, 11/01/49, 144A 11/30 at 100.00 N/R 935,561
750 Triple Creek Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, Series 2012, 6.750%, 11/01/43 -
AGM Insured
11/32 at 100.00 N/R   805,530
2,795 Triple Creek Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, Series 2019A, 4.750%, 5/01/50
5/29 at 100.00 N/R   2,425,501
950 Triple Creek Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, Series 2019B, 4.875%, 5/01/32
No Opt. Call N/R   942,239
Trout Creek Community Development District, Saint
Johns County, Florida, Capital Improvement Revenue
Bonds, Series 2018:
1,100 5.375%, 5/01/38 5/28 at 100.00 N/R 1,097,734
3,355 5.500%, 5/01/49 5/28 at 100.00 N/R 3,280,016
1,055 Trout Creek Community Development District, Saint Johns County,
Florida, Capital Improvement Revenue Bonds, Series 2020, 4.000%,
5/01/51
5/30 at 100.00 N/R   801,315
TSR Community Development District, Pasco County,
Florida, Special Assessment Revenue Bonds, Northwest
Assessment Area Parcels A, B & C, Series 2018:
1,400 5.000%, 11/01/39 11/29 at 100.00 N/R 1,357,524
2,500 5.125%, 11/01/49 11/29 at 100.00 N/R 2,320,250
TSR Community Development District, Pasco County,
Florida, Special Assessment Revenue Bonds, Village 1
Project, Series 2015:
275 5.000%, 11/01/36 11/25 at 100.00 N/R 271,469
555 5.125%, 11/01/45 11/25 at 100.00 N/R 525,696
2,435 TSR Community Development District, Pasco County, Florida, Special
Assessment Revenue Bonds, Village 4 Project, Series 2015A, 5.625%,
11/01/45
11/28 at 100.00 N/R   2,440,820
1,500 Tuckers Pointe Community Development District, Charlotte County,
Florida, Special Assessment Notes, Phase 1 Project, Series 2022,
4.000%, 5/01/52
5/32 at 100.00 N/R   1,131,195
10,380 Twin Creeks North Community Development District, Florida, Special
Assessment Bonds, Master Infrastructure Improvements, Series
2016A-1, 6.375%, 11/01/47
11/31 at 100.00 N/R   10,550,128
2,375 Twin Creeks North Community Development District, Florida, Special
Assessment Bonds, Master Infrastructure Improvements, Series
2016A-2, 6.375%, 11/01/47
11/31 at 100.00 N/R   2,413,926
615 Two Creeks Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Subordinate Lien Series
2016A-2, 4.750%, 5/01/37
5/26 at 100.00 N/R   583,241
2,000 Two Rivers North Community Development District, Pasco County,
Florida, Special Assessment Bonds, 2022 Project, Series 2022, 5.250%,
5/01/52, 144A
5/32 at 100.00 N/R   1,869,620

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 5,000 Two Rivers West Community Development District, Pasco County,
Florida, Special Assessment Bonds, 2022 Project, Series 2022, 6.250%,
5/01/53, 144A
5/33 at 100.00 N/R   $ 4,979,200
255 Union Park Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2016A-1, 5.375%, 11/01/37
11/27 at 100.00 N/R   256,000
1,990 Union Park East Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment  Area 1 Series 2017A-1,
5.500%, 11/01/47, 144A
11/28 at 100.00 N/R   1,955,095
Union Park East Community Development District,
Florida, Capital Improvement Revenue Bonds,
Assessment  Area 2 Series 2019A-1:
1,470 5.000%, 11/01/39, 144A 11/29 at 100.00 N/R 1,425,400
2,625 5.125%, 11/01/49, 144A 11/29 at 100.00 N/R 2,452,721
875 Union Park East Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment  Area 2 Series 2019A-2,
5.250%, 5/01/49, 144A
No Opt. Call N/R   825,265
1,055 Venetian Parc Community Development District, Miami-Dade County,
Florida, Special Assessment Bonds, Area One Project, Series 2013,
6.500%, 11/01/43
11/28 at 100.00 N/R   1,137,712
Veranda Community Development District II, Florida,
Special Assessment Revenue Bonds, Assessment Area 4
Veranda Oaks, Refunding Series 2021:
795 4.000%, 5/01/51, 144A 5/31 at 100.00 N/R 603,835
945 4.000%, 5/01/51, 144A 5/31 at 100.00 N/R 717,765
Veranda Community Development District II, Florida,
Special Assessment Revenue Bonds, Assessment Area
One-Gardens East Project, Series 2018A:
1,135 5.000%, 11/01/39 11/29 at 100.00 N/R 1,100,848
1,075 5.000%, 11/01/39 11/29 at 100.00 N/R 1,042,653
1,850 5.125%, 11/01/49 11/29 at 100.00 N/R 1,719,075
1,760 5.125%, 11/01/49 11/29 at 100.00 N/R 1,635,445
1,075 Veranda Community Development District II, Florida, Special
Assessment Revenue Bonds, Assessment Area Three, Four and Five,
Series 2018B, 5.875%, 11/01/32
1/23 at 101.00 N/R   1,086,427
4,400 Verandah West Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Series 2013, 5.000%,
5/01/33
5/23 at 100.00 N/R   4,398,944
Verano 2 Community Development District, Florida,
Special Assessment Revenue Bonds, District 2 Pod A
Project, Series 2017:
1,640 4.750%, 11/01/38 11/27 at 100.00 N/R 1,540,977
2,200 5.000%, 11/01/48 11/27 at 100.00 N/R 2,006,532
Verano 2 Community Development District, Florida,
Special Assessment Revenue Bonds, District 2 Pod B
Project, Series 2017:
1,295 4.750%, 11/01/38 11/27 at 100.00 N/R 1,216,808
1,795 5.000%, 11/01/48 11/27 at 100.00 N/R 1,637,148
Verano 2 Community Development District, Florida,
Special Assessment Revenue Bonds, District 2 Pod C
Project, Series 2017:
895 5.000%, 11/01/38 11/27 at 100.00 N/R 873,896
1,410 5.125%, 11/01/48 11/27 at 100.00 N/R 1,311,695
1,015 Verano 3 Community Development District, Florida, Special Assessment
Bonds, Phase 1 Assessment Area, Series 2021, 4.000%, 5/01/51
5/31 at 100.00 N/R   770,933

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Verano 3 Community Development District, Florida,
Special Assessment Bonds, Phase 2 Assessment Area,
Series 2022:
$ 1,140 6.450%, 11/01/42 11/32 at 100.00 N/R $ 1,168,192
1,500 6.625%, 11/01/52 11/32 at 100.00 N/R 1,541,205
1,625 Villages of Glen Creek Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 4, Series
2022, 5.250%, 5/01/53, 144A
5/32 at 100.00 N/R   1,519,846
1,000 Villamar Community Development District, Winter Haven, Florida,
Special Assessment Revenue Bonds, Phase 3 Project, Series 2022,
4.000%, 11/01/51, 144A
11/32 at 100.00 N/R   757,850
1,025 Villamar Community Development District, Winter Haven, Florida,
Special Assessment Revenue Bonds, Phase 4 Project, Series 2022,
4.125%, 5/01/52, 144A
5/32 at 100.00 N/R   790,716
1,790 Villamar Community Development District, Winter Haven, Florida,
Special Assessment Revenue Bonds, Series 2019, 4.875%, 5/01/50
5/29 at 100.00 N/R   1,584,687
1,260 Villamar Community Development District, Winter Haven, Florida,
Special Assessment Revenue Bonds, Series 2020, 4.000%, 5/01/51
5/30 at 100.00 N/R   957,020
Waterset Central Community Development District,
Hillsborough County, Florida, Special Assessment
Revenue Bonds, Series 2018:
1,925 5.125%, 11/01/38, 144A 11/28 at 100.00 N/R 1,889,253
4,000 5.250%, 11/01/49, 144A 11/28 at 100.00 N/R 3,780,000
Waterset North Community Development District,
Hillsborough County, Florida, Special Assessment
Revenue Bonds, Series 2014:
1,940 5.125%, 11/01/35 11/24 at 100.00 N/R 1,942,018
1,595 5.250%, 5/01/39 5/27 at 100.00 N/R 1,574,233
4,165 West Port Community Developement District, Charlotte County, Florida,
Special Assessment Bonds, Assessment Area 1- 2021 Project, Series
2021, 4.000%, 5/01/51
5/31 at 100.00 N/R   3,156,320
715 West Villages Improvement District, Florida, Special Assessment
Revenue Bonds, Unit Development 7 Villages F-1 & F-5, Series 2021,
4.000%, 5/01/51
5/31 at 100.00 N/R   542,950
West Villages Improvement District, Florida, Special
Assessment Revenue Bonds, Unit of Development 7
Master Infrastructure, Series 2019:
3,030 4.750%, 5/01/39 5/29 at 100.00 N/R 2,828,323
6,500 5.000%, 5/01/50 5/29 at 100.00 N/R 5,949,320
710 West Villages Improvement District, Florida, Special Assessment
Revenue Bonds, Unit of Development 7 Village B Parcel, Series 2019,
5.000%, 5/01/50, 144A
5/29 at 100.00 N/R   649,849
3,000 West Villages Improvement District, Florida, Special Assessment
Revenue Bonds, Unit of Development 8 Master Infrastructure, Series
2022, 5.500%, 5/01/53
5/33 at 100.00 N/R   2,888,490
Westside Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds,
Solara Phase 1 Assessment Area, Series 2018:
495 5.000%, 5/01/38, 144A 5/28 at 100.00 N/R 483,912
575 5.200%, 5/01/48, 144A 5/28 at 100.00 N/R 543,939
3,250 Westside Haines City Community Development District, Florida, Special
Assessment Bonds, Area 1 Project, Series 2021, 4.000%, 5/01/52
5/31 at 100.00 N/R   2,444,293

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Westview North Community Development District,
Miami-Dade County, Florida, Special Assessment Bonds,
2022 Project, Series 2022:
$ 750 5.750%, 6/15/42, 144A 6/32 at 100.00 N/R $ 749,100
1,500 6.000%, 6/15/52, 144A 6/32 at 100.00 N/R 1,502,070
2,580 Willow Hammock Community Development District, Manatee County,
Florida, Special Assessment Revenue Bonds, Series 2017, 5.000%,
11/01/47, 144A
11/27 at 100.00 N/R   2,386,526
Willows Community Development District, Florida,
Special Assessment Bonds, Series 2019:
1,500 5.000%, 5/01/39 5/29 at 100.00 N/R 1,455,345
3,000 5.200%, 5/01/50 5/29 at 100.00 N/R 2,807,280
1,000 Wind Meadows South Community Development District, Bartow,
Florida, Special Assessment Bonds, Assessment Area 1 Project, Series
2021, 4.000%, 5/01/52
5/31 at 100.00 N/R   754,130
1,870 Winding Cypress Community Development District, Collier County,
Florida, Special Assessment Bonds, Phase 1 & 2 Assessment Area,
Series 2015, 5.000%, 11/01/45
11/26 at 100.00 N/R   1,748,244
1,000 Winding Cypress Community Development District, Collier County,
Florida, Special Assessment Bonds, Series 2019, 5.000%, 11/01/49
11/29 at 100.00 N/R   908,440
1,555 Windsor at Westside Community Development District, Osceola County,
Florida, Special Assessment Bonds, Area 1 Project, Series 2015,
5.000%, 11/01/35
11/25 at 100.00 N/R   1,541,161
655 Windward Community Development District, Florida, Special
Assessment Bonds, Series 2020A-2, 4.400%, 11/01/35
No Opt. Call N/R   601,984
Wiregrass Community Development District, Florida,
Capital Improvement Revenue Bonds, Series 2014:
400 5.375%, 5/01/35 5/25 at 100.00 N/R 403,060
2,370 5.625%, 5/01/45 5/25 at 100.00 N/R 2,377,229
Wiregrass Community Development District, Florida,
Capital Improvement Revenue Bonds, Series 2016:
915 4.875%, 5/01/36 5/26 at 100.00 N/R 887,093
1,700 5.000%, 5/01/47 5/26 at 100.00 N/R 1,573,605
1,000 Woodcreek Community Development District, Pasco County, Florida,
Capital Improvement Revenue Bonds, Assessment Area 1, Series
2022, 6.000%, 5/01/53
5/33 at 100.00 N/R   1,016,600
Wynnmere East Community Development District,
Hillsborough County, Florida, Special Assessment
Revenue Bonds, Series 2016:
510 5.125%, 5/01/36 5/28 at 100.00 N/R 503,855
925 5.500%, 5/01/46 5/28 at 100.00 N/R 912,031
Zephyr Lakes Community Development District, Pasco
County, Florida, Capital Improvement Revenue Bonds,
Series 2019:
1,500 5.500%, 11/01/39, 144A 11/30 at 100.00 N/R 1,505,205
2,575 5.625%, 11/01/49, 144A 11/30 at 100.00 N/R 2,543,250
3,158,880 Total Florida 2,781,380,866
Georgia - 1.8%
Atlanta Development Authority, Georgia, Senior Health
Care Facilities Revenue Bonds, Georgia Proton Treatment
Center Project, Current Interest Series 2017A-1:
500 6.500%, 1/01/29 (4) 1/28 at 100.00 N/R 265,000
24,900 6.750%, 1/01/35 (4) 1/28 at 100.00 N/R 13,197,000
31,660 7.000%, 1/01/40 (4) 1/28 at 100.00 N/R 16,779,800

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Georgia (continued)
$ 1,485 Atlanta Urban Residential Finance Authority, Georgia, Multifamily
Housing Revenue Bonds, Testletree Village Apartments, Series 2013A,
5.000%, 11/01/48
11/23 at 100.00 B   $ 1,142,470
8,810 Atlanta, Georgia, Airport General Revenue Bonds, Series 2019B,
4.000%, 7/01/49, (AMT), (UB) (5)
7/29 at 100.00 AA-   7,679,941
4,385 Atlanta, Georgia, Water and Wastewater Revenue Bonds, Tender Option
Trust 2015-XF0234, 8.542%, 3/01/23, 144A, (IF) (5)
No Opt. Call AA-   5,098,966
Baldwin County Hospital Authority, Georgia, Revenue
Bonds, Oconee Regional Medical Center, Series 1998:
890 5.250%, 12/01/23 (4),(8) 12/22 at 100.00 N/R 61,197
95 5.375%, 12/01/28 (4),(8) 1/23 at 100.00 N/R 6,532
20,700 Brookhaven Development Authority, Georgia, Revenue Bonds,
Children's Healthcare of Atlanta, Inc. Project, Series 2019A, 4.000%,
7/01/49, (UB) (5)
7/29 at 100.00 Aa2   19,161,162
420 Burke County Development Authority, Georgia, Pollution Control
Revenue Bonds, Oglethorpe Power Corporation Vogtle Project, Series
2017D, 4.125%, 11/01/45
2/28 at 100.00 BBB   359,579
5,510 Classic Center Authority, Clarke County, Georgia, Revenue Bonds,
Classic Center Arena Project Series 2021, 3.000%, 5/01/61
5/32 at 100.00 AA   3,869,287
18,710 Cobb County Kennestone Hospital Authority, Georgia, Revenue
Anticipation Certificates, Wellstar Health System, Inc. Project, Series
2022A, 4.000%, 4/01/52, (UB) (5)
4/32 at 100.00 A2   16,161,511
5,515 Cobb County Kennestone Hospital Authority, Georgia, Revenue
Anticipation Certificates, Wellstar Health System, Series 2017A,
5.000%, 4/01/47, (UB) (5)
4/27 at 100.00 A2   5,583,000
Dalton Development Authority, Georgia, Revenue
Certificates, Hamilton Health Care System Inc., Series
2017:
1,000 4.000%, 8/15/41, (UB) (5) 2/28 at 100.00 AA- 982,980
22,510 4.000%, 8/15/48, (UB) (5) 2/28 at 100.00 AA- 21,492,773
4,750 Douglas County Development Authority, Georgia, Charter School
Revenue Bonds, Brighten Academy Project, Series 2013B, 7.000%,
10/01/43
10/23 at 100.00 N/R   4,778,167
Fulton County Development Authority, Georgia, Hospital
Revenue Bonds, Wellstar Health System, Inc Project,
Series 2017A:
10,000 5.000%, 4/01/47, (UB) (5) 4/27 at 100.00 A2 10,127,100
7,785 4.000%, 4/01/50, (UB) (5) 4/30 at 100.00 A2 6,788,831
5,445 Fulton County Development Authority, Georgia, Revenue Bonds, Amana
Academy Project, Series 2013A, 6.500%, 4/01/43, (Pre-refunded
4/01/23)
4/23 at 100.00 N/R  (6) 5,487,308
2,630 Gainesville and Hall County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Northeast Georgia Health Services Inc.,
Tender Option Bond Trust 2015-XF1016, 9.337%, 8/15/49, 144A, (IF)
(5)
2/25 at 100.00 AA-   3,314,957
34,110 Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project M
Bonds, Series 2019A, 4.000%, 1/01/59, (UB) (5)
7/28 at 100.00 BBB+   29,171,554
7,000 Griffin-Spalding County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Wellstar Health System Inc., Series 2017A,
4.000%, 4/01/42, (UB) (5)
4/27 at 100.00 A2   6,522,880

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Georgia (continued)
Macon-Bibb County Urban Development Authority,
Georgia, Revenue Bonds, Academy for Classical
Education, Series 2017:
$ 1,840 5.875%, 6/15/47, 144A 6/27 at 100.00 N/R $ 1,834,002
1,550 6.000%, 6/15/52, 144A 6/27 at 100.00 N/R 1,552,077
20,610 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds,
Series 2019A, 5.000%, 5/15/43, (UB) (5)
5/29 at 100.00 A3   20,621,954
Municipal Electric Authority of Georgia, Plant Vogtle
Units 3 & 4 Project J Bonds, Series 2019A:
18,810 5.000%, 1/01/49 - BAM Insured, (UB) (5) 7/28 at 100.00 AA 19,238,492
47,285 5.000%, 1/01/49, (UB) (5) 7/28 at 100.00 BBB+ 46,496,286
16,000 5.000%, 1/01/59, (UB) (5) 7/28 at 100.00 BBB+ 15,648,960
11,650 Municipal Electric Authority of Georgia, Project One Revenue Bonds,
Subordinate Lien Series 2019A, 4.000%, 1/01/49, (UB) (5)
1/29 at 100.00 A-   10,209,711
3,330 White County Development Authority, Georgia, Revenue Bonds Truett
McConnell University, Series 2019, 5.250%, 10/01/49
10/26 at 103.00 N/R   2,804,992
339,885 Total Georgia 296,438,469
Guam - 0.0%
Guam A.B. Won Pat  International Airport Authority,
Revenue Bonds, Series 2013C:
675 6.375%, 10/01/43, (AMT) 10/23 at 100.00 Baa2 689,911
735 6.375%, 10/01/43, (Pre-refunded 10/01/23), (AMT) 10/23 at 100.00 Baa2 (6) 751,236
1,410 Total Guam 1,441,147
Hawaii - 0.1%
1,565 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Chaminade University of Honolulu, Series 2015A, 5.000%,
1/01/45, 144A
1/25 at 100.00 Ba3   1,331,189
3,040 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaii Pacific University, Series 2013A, 6.625%, 7/01/33, 144A
7/23 at 100.00 BB   3,054,106
16,795 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaiian Electric Company, Inc. and Subsidiary Projects,
Refunding Series 2017B, 4.000%, 3/01/37, (AMT), (UB) (5)
3/27 at 100.00 Baa1   15,668,727
21,400 Total Hawaii 20,054,022
Idaho - 0.3%
3,382 Harris Ranch Community Infrastructure District 1, Boise, Idaho, Special
Assessment Bonds, Assessment Area One, Series 2011, 9.000%,
9/01/40
1/23 at 100.00 N/R   3,385,551
30,000 Idaho Falls Auditorium District, Idaho, Certifications of
Participation,  Annual Appropriation Series 2021, 5.250%, 5/15/51,
144A
5/26 at 102.00 N/R   22,139,700
9,000 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health
System Project, Series 2021A, 3.000%, 3/01/51, (UB) (5)
3/32 at 100.00 A3   6,310,980
955 Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Compass Public Charter School, Inc. Project, Series 2018A,
6.000%, 7/01/49, 144A
7/28 at 100.00 BB   989,705
4,040 Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Doral Academy of Idaho, Series 2021A, 5.000%, 7/15/56, 144A
7/26 at 103.00 N/R   3,149,261
715 Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Doral Academy of Idaho, Taxable Series 2021B, 5.750%,
7/15/31, 144A
7/26 at 103.00 N/R   626,726

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Idaho (continued)
Idaho Housing and Finance Association, Nonprofit
Facilities Revenue Bonds, Gem Prep Meridian North LLC,
Series 2020A:
$ 680 4.500%, 7/01/30, 144A 7/25 at 100.00 N/R $ 614,203
2,270 5.000%, 7/01/40, 144A 7/25 at 100.00 N/R 1,877,926
6,040 5.250%, 7/01/55, 144A 7/25 at 100.00 N/R 4,729,380
275 Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Gem Prep Meridian North LLC, Series 2020B, 5.250%, 7/01/27,
144A
7/25 at 100.00 N/R   255,148
2,220 Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Gem Prep Meridian South Charter School Project, Series 2021,
4.000%, 5/01/56, 144A
11/25 at 100.00 N/R   1,469,462
Idaho Housing and Finance Association, Nonprofit
Facilities Revenue Bonds, Xavier Charter School, Inc.
Project, Series 2015A:
975 5.000%, 6/01/35 6/25 at 100.00 BBB 989,440
2,380 5.000%, 6/01/44 6/25 at 100.00 BBB 2,389,115
62,932 Total Idaho 48,926,597
Illinois - 11.5%
6,410 Belleville, Illinois, Tax Increment Revenue Bonds, Frank Scott Parkway
Redevelopment Project, Series 2007A, 5.700%, 5/01/36
1/23 at 100.00 N/R   6,260,455
3,412 Bolingbrook, Illinois, Sales Tax Revenue Bonds, Series 2005, 6.250%,
1/01/24
1/23 at 100.00 N/R   3,313,602
4,000 Bolingbrook, Illinois, Special Tax Bonds, Special Service Area 1,
Refunding Series 2019, 5.250%, 3/01/41
3/28 at 100.00 N/R   3,610,240
4,440 Central Illinois Economic Development Authority, Illinois, Multifamily
Housing Revenue Bonds, Huntington Ridge Apartments Project, Series
2014, 5.000%, 8/01/30
8/24 at 100.00 N/R   4,091,371
Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2016:
11,130 5.750%, 4/01/35, (UB) (5) 4/27 at 100.00 A 11,650,884
38,215 6.100%, 4/01/36, (UB) (5) 4/27 at 100.00 A 40,469,303
119,345 6.000%, 4/01/46, (UB) (5) 4/27 at 100.00 A 123,846,693
Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2017:
6,115 5.000%, 4/01/42, (UB) (5) 4/27 at 100.00 A 6,125,885
4,685 5.000%, 4/01/46, (UB) (5) 4/27 at 100.00 A 4,621,612
7,500 Chicago Board of Education, Illinois, Dedicated Capital Improvement
Tax Revenue Bonds, Series 2018, 5.000%, 4/01/46, (UB) (5)
4/28 at 100.00 A   7,408,200
885 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenue, Green Bonds, Project Series 2015E, 5.125%,
12/01/32
12/24 at 100.00 BB   885,673
33,500 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues Series 2012A, 5.000%, 12/01/42
1/23 at 100.00 BB   32,151,960
15,025 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Project Series 2015C, 5.250%, 12/01/39
12/24 at 100.00 BB   14,990,593
16,800 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017B, 7.000%, 12/01/42,
144A
12/27 at 100.00 BB   18,307,800
1,245 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017C, 5.000%, 12/01/34
12/27 at 100.00 BB   1,258,857

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 7,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017H, 5.000%, 12/01/46 ,
(WI/DD, Settling 1/09/23)
12/27 at 100.00 BB   $ 6,671,630
255,480 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016A, 7.000%, 12/01/44
12/25 at 100.00 BB   270,650,402
42,670 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2017A, 7.000%, 12/01/46, 144A
12/27 at 100.00 BB   46,261,107
8,750 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Second Lien Series 2017, 5.000%, 12/01/46, (UB) (5)
12/26 at 100.00 A+   8,882,913
Chicago Transit Authority, Illinois, Sales Tax Receipts
Revenue Bonds, Second Lien Series 2020A:
8,445 4.000%, 12/01/50, (UB) (5) 12/29 at 100.00 A+ 7,354,328
6,905 4.000%, 12/01/55, (UB) (5) 12/29 at 100.00 A+ 5,938,576
6,500 5.000%, 12/01/55, (UB) (5) 12/29 at 100.00 A+ 6,547,125
Chicago Transit Authority, Illinois, Sales Tax Receipts
Revenue Bonds, Second Lien Series 2022A:
21,000 5.000%, 12/01/46 - BAM Insured, (UB) (5) 12/31 at 100.00 AA 21,453,600
7,875 5.000%, 12/01/52, (UB) (5) 12/31 at 100.00 A+ 7,934,141
6,195 5.000%, 12/01/57, (UB) (5) 12/31 at 100.00 A+ 6,241,525
Chicago Transit Authority, Illinois, Sales Tax Receipts
Revenue Bonds, Series 2014:
52,720 5.000%, 12/01/44, (UB) (5) 12/24 at 100.00 AA 53,466,515
Chicago Transit Authority, Illinois, Sales Tax Receipts
Revenue Bonds, Tender Option Bond Trust 2015-XF0232:
500 8.223%, 6/01/24 - AGM Insured, 144A, (IF) (5) No Opt. Call AA 571,015
8,000 8.223%, 6/01/44 - AGM Insured, 144A, (IF) (5) No Opt. Call AA 9,136,240
2,950 8.221%, 12/01/44 - AGM Insured, 144A, (IF) (5) No Opt. Call AA 3,368,723
Chicago Transit Authority, Illinois, Sales Tax Receipts
Revenue Bonds, Tender Option Bond Trust 2015-XF1040:
1,000 9.442%, 12/01/49, (Mandatory Put 1/06/23), 144A, (IF) 12/24 at 100.00 AA 1,052,430
2,000 9.442%, 12/01/49, 144A, (IF) (5) 12/24 at 100.00 AA 2,104,860
1,150 9.442%, 12/01/49, 144A, (IF) (5) 12/24 at 100.00 AA 1,210,294
Chicago Transit Authority, Illinois, Sales Tax Receipts
Revenue Bonds, Tender Option Bond Trust 2017-XF2426:
3,755 8.191%, 12/01/44, 144A, (IF) (5) 12/24 at 100.00 AA 4,020,967
2,600 8.191%, 12/01/44, 144A, (IF) (5) 12/24 at 100.00 AA 2,784,158
2,000 8.191%, 12/01/44, 144A, (IF) (5) 12/24 at 100.00 AA 2,141,660
718 Chicago, Illinois, Certificates of Participation Tax Increment Bonds, 35th
and State Redevelopoment Project, Series 2012, 6.100%, 1/15/29
1/23 at 100.00 N/R   713,663
4,718 Chicago, Illinois, Certificates of Participation, Tax Increment Allocation
Revenue Bonds, Diversey-Narragansett Project, Series 2006, 7.460%,
2/15/26 (4)
1/23 at 100.00 N/R   4,373,035
3,807 Chicago, Illinois, Certificates of Participation, Tax Increment Allocation
Revenue Bonds, Pullman Park/Chicago Redevelopement Project,
Series 2013A, 7.125%, 3/15/33
1/23 at 100.00 N/R   3,807,032
Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Refunding Senior Lien Series
2018A:
4,000 5.000%, 1/01/39 1/29 at 100.00 A+ 4,132,400
20,320 4.000%, 1/01/43, (UB) (5) 1/29 at 100.00 A+ 18,395,899
30,550 5.000%, 1/01/48, (UB) (5) 1/29 at 100.00 A+ 30,972,201
9,000 4.375%, 1/01/53, (UB) (5) 1/29 at 100.00 A+ 8,216,280
5,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Senior Lien Series 2016D, 5.000%, 1/01/52
1/27 at 100.00 A+   4,996,600

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2018B:
$ 18,485 4.000%, 1/01/44, (UB) (5) 1/29 at 100.00 A+ $ 17,363,885
3,500 5.000%, 1/01/48, (UB) (5) 1/29 at 100.00 A+ 3,575,810
Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2022A:
12,990 5.250%, 1/01/53 (5) 1/31 at 100.00 A+ 13,335,664
13,475 5.000%, 1/01/55, (UB) (5) 1/32 at 100.00 A+ 13,577,545
1,490 5.000%, 1/01/55 1/32 at 100.00 A+ 1,501,339
6,000 Chicago, Illinois, General Obligation Bonds, Chicago Works Series
2023A, 5.500%, 1/01/43, (UB) , (WI/DD, Settling 1/09/23)
1/30 at 100.00 Baa3   6,189,060
32,270 Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999,
0.000%, 1/01/39 - NPFG Insured
No Opt. Call Baa2   14,865,498
2,500 Chicago, Illinois, General Obligation Bonds, Neighborhoods Alive 21
Program, Series 2002B, 5.500%, 1/01/37, (UB) (5)
1/25 at 100.00 Baa3   2,538,050
Chicago, Illinois, General Obligation Bonds, Project &
Refunding Series 2014A:
2,995 5.250%, 1/01/30 1/24 at 100.00 Baa3 3,012,910
1,445 5.250%, 1/01/32 1/24 at 100.00 Baa3 1,449,899
Chicago, Illinois, General Obligation Bonds, Project &
Refunding Series 2017A:
5,000 5.625%, 1/01/30, (UB) (5) 1/27 at 100.00 BBB 5,243,300
87,600 6.000%, 1/01/38, (UB) (5) 1/27 at 100.00 BBB 92,449,536
2,740 Chicago, Illinois, General Obligation Bonds, Project and Refunding
Series 2003B, 5.250%, 1/01/28, (UB) (5)
1/25 at 100.00 Baa3   2,799,431
Chicago, Illinois, General Obligation Bonds, Project and
Refunding Series 2005D:
5,000 5.500%, 1/01/33, (UB) (5) 1/25 at 100.00 Baa3 5,101,850
6,850 5.500%, 1/01/37, (UB) (5) 1/25 at 100.00 Baa3 6,954,257
10,815 5.500%, 1/01/40, (UB) (5) 1/25 at 100.00 Baa3 10,954,081
3,365 Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C,
5.000%, 1/01/35, (UB)
1/26 at 100.00 BBB   3,409,687
Chicago, Illinois, General Obligation Bonds, Series
2015A:
3,900 5.500%, 1/01/35, (UB) (5) 1/25 at 100.00 BBB 3,968,250
4,775 5.500%, 1/01/39, (UB) (5) 1/25 at 100.00 BBB 4,843,139
1,795 Chicago, Illinois, General Obligation Bonds, Series 2019A, 5.000%,
1/01/44, (UB) (5)
1/29 at 100.00 BBB   1,743,843
8,110 Chicago, Illinois, General Obligation Bonds, VAribale Rate Demand
Series 2007F, 5.500%, 1/01/42, (UB) (5)
1/25 at 100.00 Baa3   8,200,021
6,000 Cook County, Illinois, Sales Tax Revenue Bonds, Series 2017, 4.000%,
11/15/39, (UB) (5)
11/27 at 100.00 AA-   5,657,880
Cook County, Illinois, Sales Tax Revenue Bonds, Series
2018:
1,400 4.000%, 11/15/34, (UB) (5) 11/27 at 100.00 AA- 1,406,930
16,170 4.000%, 11/15/37, (UB) (5) 11/27 at 100.00 AA- 15,650,619
1,645 4.000%, 11/15/38, (UB) (5) 11/27 at 100.00 AA- 1,575,137
6,415 Evergreen Park, Cook County, Illinois, Sales Tax Revenue Bonds,
Evergreen Plaza Development Project, Senior Lien Series 2019A,
4.375%, 12/01/36, 144A
12/29 at 100.00 N/R   5,355,178
2,000 IIllinois Toll Highway Authority, Toll Highway Revenue Bonds, Tender
Option Bonds Trust 2015-XF0230, 8.052%, 7/01/23, 144A, (IF) (5)
No Opt. Call A1   2,104,380

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
Illinois Finance Authority Revenue Bonds, Ness
Healthcare NFP, Series 2016A:
$ 11,295 6.250%, 11/01/36, 144A (4) 11/26 at 100.00 N/R $ 7,960,151
13,325 6.375%, 11/01/46, 144A (4) 11/26 at 100.00 N/R 8,505,348
1,145 Illinois Finance Authority Revenue Bonds, Ness Healthcare NFP, Taxable
Series 2016B, 10.000%, 11/01/24, 144A (4)
No Opt. Call N/R   1,086,525
46,000 Illinois Finance Authority Revenue Bonds, OSF Healthcare System,
Refunding Series 2018A, 4.125%, 5/15/47, (UB) (5)
11/28 at 100.00 A   41,847,580
Illinois Finance Authority, Charter School Revenue Bonds,
Art in Motion AIM Project, Series 2021A:
4,055 5.000%, 7/01/51, 144A 7/31 at 100.00 N/R 2,992,631
4,420 5.000%, 7/01/56, 144A 7/31 at 100.00 N/R 3,166,090
Illinois Finance Authority, Charter School Revenue Bonds,
Intrinsic Charter Schools Belmont School Project, Series
2015A:
845 5.750%, 12/01/35, 144A 12/25 at 100.00 N/R 867,198
4,475 6.000%, 12/01/45, 144A 12/25 at 100.00 N/R 4,590,813
11,555 Illinois Finance Authority, Local Government Program Revenue Bonds,
Maine Township High School District Number 207 Project, Series
2019, 4.000%, 12/01/38, (UB) (5)
12/29 at 100.00 Aa1   11,645,591
Illinois Finance Authority, Revenue Bonds, Admiral at the
Lake Project, Refunding Series 2017:
4,500 5.250%, 5/15/42 5/24 at 103.00 N/R 3,092,400
1,800 5.250%, 5/15/54 5/24 at 103.00 N/R 1,138,014
27,150 5.500%, 5/15/54 5/24 at 103.00 N/R 17,892,393
17,295 Illinois Finance Authority, Revenue Bonds, Advocate Health Care
Network, Refunding Series 2015, 4.125%, 5/01/45, (UB) (5)
5/25 at 100.00 AA   16,937,166
Illinois Finance Authority, Revenue Bonds, Ann & Robert
H. Lurie Children's Hospital of Chicago, Refunding Series
2017:
2,500 4.000%, 8/15/37, (UB) (5) 8/27 at 100.00 AA- 2,502,900
6,000 4.000%, 8/15/39, (UB) (5) 8/27 at 100.00 AA- 5,952,240
2,455 Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence
Health Network, Series 2016C, 4.000%, 2/15/36, (UB)
2/27 at 100.00 Aa2   2,469,951
5,190 Illinois Finance Authority, Revenue Bonds, Central Baptist Village, Series
2007, 5.375%, 11/15/39
1/23 at 100.00 N/R   5,035,701
Illinois Finance Authority, Revenue Bonds, Dominican
University, Refunding Series 2022:
1,300 5.000%, 3/01/47 9/32 at 100.00 BBB- 1,234,532
1,200 5.000%, 3/01/52 9/32 at 100.00 BBB- 1,117,476
28,960 Illinois Finance Authority, Revenue Bonds, Northshore University
HealthSystem, Series 2020A, 3.250%, 8/15/49, (UB) (5)
8/30 at 100.00 AA-   22,420,832
119,100 Illinois Finance Authority, Revenue Bonds, Northwestern Memorial
Healthcare, Series 2017A, 4.000%, 7/15/47, (UB) (5)
1/28 at 100.00 Aa2   109,244,475
6,000 Illinois Finance Authority, Revenue Bonds, OSF Healthcare System,
Series 2020A, 4.000%, 5/15/50, (UB) , (WI/DD, Settling 1/06/23)
11/30 at 100.00 A   5,183,400
3,735 Illinois Finance Authority, Revenue Bonds, Roosevelt University,
Refunding Series 2020A, 5.000%, 4/01/50, 144A
4/25 at 100.00 N/R   3,056,201
2,400 Illinois Finance Authority, Revenue Bonds, Roosevelt University, Series
2018A, 6.125%, 4/01/58, 144A
10/28 at 100.50 N/R   2,272,512
Illinois Finance Authority, Revenue Bonds, Roosevelt
University, Series 2019A:
5,150 6.125%, 4/01/49, 144A 10/28 at 100.50 N/R 4,963,570
33,605 6.125%, 4/01/58, 144A 10/28 at 100.50 N/R 31,820,238

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 11,345 Illinois Finance Authority, Revenue Bonds, Rush University Medical
Center Obligated Group, Series 2015A, 4.000%, 11/15/39, (UB) (5)
5/25 at 100.00 A+   $ 10,359,573
5,100 Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Fixed
Period Series 2021A, 3.000%, 8/15/48
8/31 at 100.00 AA-   3,860,802
74,495 Illinois Finance Authority, Revenue Bonds, The University of Chicago
Medical Center, Series 2016B, 4.000%, 8/15/41, (UB) , (WI/DD, Settling
1/06/23) (5)
2/27 at 100.00 A1   70,899,126
40,000 Illinois Finance Authority, Revenue Bonds, The University of Chicago,
Series 2018A, 5.000%, 10/01/48, (UB) (5)
10/27 at 100.00 AA-   42,307,200
3,035 Illinois Finance Authority, Revenue Bonds, Three Crowns Park Plaza,
Series 2013, 5.250%, 2/15/40
2/23 at 100.00 N/R   2,855,176
Illinois Finance Authority, Revenue Bonds, University of
Chicago, Refunding Series 2015A:
17,800 5.000%, 10/01/46, (Pre-refunded 10/01/25), (UB) (5) 10/25 at 100.00 N/R (6) 18,870,136
2,200 5.000%, 10/01/46, (UB) (5) 10/25 at 100.00 AA- 2,289,628
1,660 Illinois Finance Authority, Student Housing Revenue Bonds, CHF-
Collegiate Housing Foundation - Cook LLC Northeastern Illinois
University Project, Series 2015A, 5.000%, 7/01/47
7/25 at 100.00 B-   1,370,214
8,425 Illinois Housing Development Authority, Multifamily Housing Revenue
Bonds, GNMA Collateralized - Lifelink Developments, Series 2006,
4.850%, 4/20/41, (AMT), (UB) (5)
1/23 at 100.00 AA+   8,429,634
Illinois Sports Facility Authority, State Tax Supported
Bonds, Tender Option Bond Trust 2015-XF1009:
2,245 8.089%, 12/15/23 - AGM Insured, 144A, (IF) (5) 6/24 at 100.00 BB+ 2,436,162
3,305 8.090%, 12/15/23 - AGM Insured, 144A, (IF) (5) 6/24 at 100.00 BB+ 3,586,487
250 8.091%, 12/15/23 - AGM Insured, 144A, (IF) (5) 6/24 at 100.00 BB+ 271,300
Illinois State, General Obligation Bonds, April Series
2014:
8,695 5.000%, 4/01/36 - AGM Insured, (UB) (5) 4/24 at 100.00 A1 8,747,692
1,300 Illinois State, General Obligation Bonds, January Series 2016, 5.000%,
1/01/41
1/26 at 100.00 BBB+   1,281,787
14,600 Illinois State, General Obligation Bonds, June Series 2022A, 5.500%,
3/01/42
3/32 at 100.00 BBB+   15,063,696
Illinois State, General Obligation Bonds, May Series 2014:
7,625 5.000%, 5/01/33, (UB) (5) 5/24 at 100.00 BBB+ 7,649,629
100 5.000%, 5/01/36 5/24 at 100.00 BBB+ 100,138
10,285 Illinois State, General Obligation Bonds, May Series 2020, 5.750%,
5/01/45
5/30 at 100.00 BBB+   10,688,481
14,250 Illinois State, General Obligation Bonds, October Series 2022C, 5.500%,
10/01/39
10/32 at 100.00 BBB+   14,836,672
Illinois State, General Obligation Bonds, Series 2013:
170 5.500%, 7/01/26 7/23 at 100.00 BBB+ 171,357
100 5.500%, 7/01/38 7/23 at 100.00 BBB+ 100,234
Illinois State, General Obligation Bonds, Tender Option
Bond Trust 2015-XF1006:
1,795 7.084%, 4/01/32 - AGM Insured, 144A, (IF) (5) 4/24 at 100.00 A2 1,885,719
6,665 Illinois State, General Obligation Bonds, Tender Option Bond Trust
2015-XF1010, 6.892%, 2/01/39 - AGM Insured, 144A, (IF) (5)
2/24 at 100.00 A2   6,753,644
Illinois State, General Obligation Bonds, Tender Option
Bond Trust 2015-XF1012:
2,750 6.892%, 7/01/28, 144A, (IF) (5) 7/23 at 100.00 BBB- 2,826,312
1,850 7.882%, 7/01/33 - AGM Insured, 144A, (IF) (5) 7/23 at 100.00 BBB- 1,897,471

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 8,825 Illinois State, Sales Tax Revenue Bonds, Build Illinois, Junior Obligation
September Series 2016A, 4.000%, 6/15/31, (UB) (5)
6/26 at 100.00 A-   $ 8,864,712
1,200 Matteson, Illinois, Tax Increment Revenue Bonds, Limited Obligation
Series 2015, 6.500%, 12/01/35
12/26 at 100.00 N/R   1,213,380
Metropolitan Pier and Exposition Authority, Illinois,
McCormick Place Expansion Project Bonds, Refunding
Series 2020A:
8,500 4.000%, 6/15/50 - BAM Insured, (UB) (5) 12/29 at 100.00 AA 7,199,075
7,735 4.000%, 6/15/50, (UB) (5) 12/29 at 100.00 A1 6,551,158
Metropolitan Pier and Exposition Authority, Illinois,
McCormick Place Expansion Project Bonds, Series 2012B:
8,715 0.000%, 12/15/41 - AGM Insured No Opt. Call A1 3,527,048
10 0.000%, 12/15/50 No Opt. Call BBB 2,255
Metropolitan Pier and Exposition Authority, Illinois,
McCormick Place Expansion Project Bonds, Series
2015A:
7,360 5.000%, 6/15/53, (UB) (5) 12/25 at 100.00 BBB 7,145,824
5,000 5.500%, 6/15/53, (UB) (5) 12/25 at 100.00 BBB 5,045,900
Metropolitan Pier and Exposition Authority, Illinois,
McCormick Place Expansion Project Bonds, Series
2017A:
15,000 0.000%, 12/15/56 - BAM Insured No Opt. Call AA 2,719,200
10,000 0.000%, 12/15/56 - AGM Insured No Opt. Call A1 1,812,800
13,000 5.000%, 6/15/57, (UB) , (WI/DD, Settling 1/04/23) (5) 12/27 at 100.00 BBB 12,564,500
Metropolitan Pier and Exposition Authority, Illinois,
McCormick Place Expansion Project Bonds, Series 2017B:
2,760 0.000%, 12/15/54 - BAM Insured No Opt. Call AA 553,297
6,980 0.000%, 12/15/56 - AGM Insured No Opt. Call BBB 1,265,335
Metropolitan Pier and Exposition Authority, Illinois,
Revenue Bonds, McCormick Place Expansion Project,
Capital Appreciation Refunding Series 2010B-1:
53,700 0.000%, 6/15/44 - AGM Insured, (UB) (5) No Opt. Call BB+ 18,905,085
6,270 0.000%, 6/15/44 - AGM Insured No Opt. Call BB+ 2,207,353
1,255 0.000%, 6/15/45 - AGM Insured No Opt. Call BBB 417,890
Metropolitan Pier and Exposition Authority, Illinois,
Revenue Bonds, McCormick Place Expansion Project,
Series 2002A:
22,150 0.000%, 12/15/37 - NPFG Insured No Opt. Call Baa2 10,819,389
12,780 0.000%, 12/15/40 - AGM Insured No Opt. Call A1 5,469,073
155 0.000%, 6/15/41 - NPFG Insured No Opt. Call Baa2 60,759
2,260 Morton Grove, Illinois, Tax Increment Revenue Bonds, Sawmill Station
Redevelopment Project, Senior Lien Series 2019, 5.000%, 1/01/39
1/26 at 100.00 N/R   2,021,095
2,620 North Pullman Chicago Neighborhood Initiatives, Inc., Illinois,
Certificates of Participation, Gotham Greens Greenhouse Facility,
Redevelopment Project, Series 2018A, 6.000%, 3/15/34, 144A
1/23 at 100.00 N/R   2,507,207
4,295 Rantoul, Champaign County, Illinois, Tax Increment Revenue Bonds,
Evans Road Series 2013B, 7.000%, 12/01/33
12/23 at 100.00 N/R   4,291,349
Regional Transportation Authority, Cook, DuPage, Kane,
Lake, McHenry and Will Counties, Illinois, General
Obligation Bonds, Series 2018B:
14,340 4.000%, 6/01/45, (UB) (5) 6/28 at 100.00 AA 13,813,722
20,000 4.000%, 6/01/48, (UB) (5) 6/28 at 100.00 AA 19,058,800
0(9) Robbins, Illinois, Resource Recovery Revenue Bonds, Restructuring
Project Guaranteed by Foster Wheeler Ltd., Series 1999C, 7.250%,
10/15/24
No Opt. Call N/R   183

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
Sales Tax Securitization Corporation, Illinois, Sales Tax
Securitzation Bonds, Series 2018A:
$ 51,495 4.000%, 1/01/48, (UB) (5) 1/28 at 100.00 AA- $ 45,331,563
7,400 4.000%, 1/01/48 - BAM Insured, (UB) (5) 1/28 at 100.00 AA 6,681,608
Sales Tax Securitization Corporation, Illinois, Sales Tax
Securitzation Bonds, Series 2018C:
40,000 5.250%, 1/01/48, (UB) (5) 1/29 at 100.00 AA- 40,755,600
40,000 5.250%, 1/01/48, (UB) (5) 1/29 at 100.00 AA 41,597,600
24,800 Southwestern Illinois Development Authority, Environmental
Improvement Revenue Bonds, US Steel Corporation Project, Series
2012, 5.750%, 8/01/42, (AMT)
1/23 at 100.00 B1   24,798,760
500 Southwestern Illinois Development Authority, Health Facility Revenue
Bonds, Memorial Group, Inc., Series 2013, 7.250%, 11/01/33, (Pre-
refunded 11/01/23)
11/23 at 100.00 N/R  (6) 516,125
1,000 Upper Illinois River Valley Development Authority, Education Facilities
Revenue Bonds, Prairie Crossing Charter School, Series 2020, 5.000%,
1/01/55, 144A
1/27 at 100.00 N/R   815,010
1,188 Volo Village, Illinois, Special Tax Bonds, Special Service Area 17, Series
2017, 5.500%, 3/01/47
3/25 at 100.00 N/R   1,122,945
1,319 Waukegan, Illinois, Special Assessment Improvement Bonds, Fountain
Square, Series 2005, 6.125%, 3/01/30
1/23 at 100.00 N/R   1,319,594
115 Wayne Village, Illinois, Special Service Area 5 Assessment Bonds, Series
2007, 5.800%, 1/15/23
1/23 at 100.00 N/R   114,937
3,695 Yorkville United City Business District, Illinois, Storm Water and Water
Improvement Project Revenue Bonds, Series 2007, 4.800%, 1/01/26
(4)
1/23 at 100.00 N/R   1,588,850
2,210 Yorkville United City, Kendall County, Illinois, Sales Tax Revenue Bonds,
Kendall Marketplace Project, Series 2007, 6.000%, 1/01/26 (4)
1/23 at 100.00 N/R   2,210,156
1,900 Yorkville, Illinois, Special Tax Bonds, Special Service Area 2003-100
Raintree Village Project, Series 2013, 5.000%, 3/01/33
3/23 at 100.00 N/R   1,778,305
4,545 Yorkville, Illinois, Special Tax Bonds, Special Service Area 2006-113
Cannoball & Beecher, Series 2007, 5.750%, 3/01/28
1/23 at 100.00 N/R   4,523,593
2,087,622 Total Illinois 1,946,944,859
Indiana - 1.1%
2,500 Anderson, Indiana, Multifamily Housing Revenue Bonds, Sweet Galilee
at the Wigwam Project, Series 2020A, 5.375%, 1/01/40, 144A
1/27 at 102.00 N/R   2,046,200
27,000 Fort Wayne, Indiana Economic Development, Solid Waste Facility
Revenue Bonds, Do Good Foods LLC Fort Wayne, Series 2022A-1,
9.000%, 12/01/44, (AMT), 144A
12/29 at 105.00 N/R   26,615,520
7,045 Fort Wayne, Indiana Multifamily Housing Revenue Bonds, Silver Birch at
Cook Road Project, Series 2018, 5.625%, 1/01/38, 144A
1/24 at 105.00 N/R   5,957,463
Fort Wayne, Indiana Multifamily Housing Revenue Bonds,
Silver Birch of Fort Wayne Project, Series 2017:
435 5.125%, 1/01/32 1/23 at 105.00 N/R 378,607
4,465 5.350%, 1/01/38 1/23 at 105.00 N/R 3,665,229
4,500 Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for Educational
Excellence Project, Refunding Series 2020A, 5.875%, 6/01/55, 144A
6/30 at 100.00 N/R   3,816,585
250 Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for Educational
Excellence Project, Taxable Refunding Series 2020B, 5.000%, 6/01/25,
144A
No Opt. Call N/R   240,735

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Indiana (continued)
$ 1,595 Indiana Bond Bank, Special Program Bonds, Hendricks Regional Health
Project, Tender Option Bond Trust 2016-XL0019, 8.002%, 4/01/30 -
AMBAC Insured, 144A, (IF) (5)
No Opt. Call AA   $ 2,380,203
7,355 Indiana Finance Authority, Educational Facilities Revenue Bonds, 21st
Century Charter School Project, Series 2013A, 6.250%, 3/01/43
3/23 at 100.00 B+   6,426,725
7,465 Indiana Finance Authority, Educational Facilities Revenue Bonds,
Avondale Meadows Academy Peoject, Series 2017, 5.375%, 7/01/47
7/27 at 100.00 BB   6,969,697
3,050 Indiana Finance Authority, Educational Facilities Revenue Bonds, Circle
City Preparatory Inc. Project, Series 2021A, 5.000%, 12/01/55, 144A
12/27 at 103.00 N/R   2,309,490
300 Indiana Finance Authority, Educational Facilities Revenue Bonds, Circle
City Preparatory Inc. Project, Taxable Series 2021B, 5.000%, 12/01/27,
144A
No Opt. Call N/R   277,272
4,370 Indiana Finance Authority, Educational Facilities Revenue Bonds,
Discovery Charter School Project, Series 2015A, 7.250%, 12/01/45
12/25 at 100.00 BB-   4,504,072
Indiana Finance Authority, Educational Facilities Revenue
Bonds, Lighthouse Academies of Northwest Indiana Inc.
Project, Series 2016:
2,170 7.000%, 12/01/34, 144A 12/24 at 100.00 N/R 2,183,584
5,640 7.250%, 12/01/44, 144A 12/24 at 100.00 N/R 5,661,263
4,860 Indiana Finance Authority, Educational Facilities Revenue Bonds, Rock
Creek Community Academy Project, Series 2018A, 6.125%, 7/01/48,
144A
7/28 at 100.00 N/R   4,798,229
Indiana Finance Authority, Educational Facilities Revenue
Bonds, Seven Oaks Classical School Project, Series
2021A:
850 5.000%, 6/01/41 6/31 at 100.00 N/R 743,121
625 5.000%, 6/01/51 6/31 at 100.00 N/R 514,587
550 5.000%, 6/01/56 6/31 at 100.00 N/R 441,150
10,500 Indiana Finance Authority, Educational Facilities Revenue Bonds, Victory
College Prep Project, Series 2021A, 4.500%, 12/01/55, 144A
12/27 at 103.00 N/R   7,541,940
180 Indiana Finance Authority, Educational Facilities Revenue Bonds, Victory
College Prep Project, Series 2021B, 4.500%, 12/01/23
No Opt. Call N/R   175,214
21,355 Indiana Finance Authority, Environmental Improvement Revenue Bonds,
United States Steel Corporation Project, Series 2012, 5.750%, 8/01/42,
(AMT)
1/23 at 100.00 B1   21,353,932
11,440 Indiana Finance Authority, Health System Revenue Bonds, Franciscan
Alliance, Inc Obligated Group, Series 2016A, 4.000%, 11/01/51, (UB)
11/25 at 100.00 Aa3   10,316,020
2,955 Indiana Finance Authority, Health System Revenue Bonds, Franciscan
Alliance, Inc Obligated Group, Series 2016A, 4.000%, 11/01/51
11/25 at 100.00 Aa3   2,664,671
Indiana Finance Authority, Hospital Revenue Bonds,
Community Health Network Project, Tender Option Bond
Trust 2015-XF1026:
3,750 7.429%, 5/01/42, (Pre-refunded 5/01/23), 144A, (IF) (5) 5/23 at 100.00 A (6) 3,849,150
1,000 7.429%, 5/01/42, (Pre-refunded 5/01/23), 144A, (IF) (5) 5/23 at 100.00 A (6) 1,026,440
1,000 7.429%, 5/01/42, (Pre-refunded 5/01/23), 144A, (IF) (5) 5/23 at 100.00 A (6) 1,026,440
1,600 7.429%, 5/01/42, (Pre-refunded 5/01/23), 144A, (IF) (5) 5/23 at 100.00 A (6) 1,642,304
36,575 Indiana Finance Authority, Hospital Revenue Bonds, Indiana Unversity
Health Obligation Group, Fixed Rate Series 2019A, 4.000%, 12/01/49,
(UB) (5)
12/29 at 100.00 AA   34,796,724
4,000 Merrillville, Indiana, Economic Development Revenue Bonds, Belvedere
Housing Project, Series 2016, 5.750%, 4/01/36
4/24 at 102.00 N/R   3,497,280
1,740 Saint Joseph County, Indiana, Economic Development Revenue Bonds,
Chicago Trail Village Apartments, Series 2005A, 7.500%, 7/01/35
1/23 at 100.00 N/R   1,752,685

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Indiana (continued)
$ 1,500 Shoals, Indiana, Exempt Facilities Revenue Bonds, National Gypsum
Company Project,  Series 2013, 7.250%, 11/01/43, (AMT)
11/23 at 100.00 N/R   $ 1,519,875
12,913 Terre Haute, Indiana, Economic Development Solid Waste Facility
Revenue Bonds, Pyrolyx USA Indiana, LLC Project, Series 2017A,
7.250%, 12/01/28, (AMT) (4)
No Opt. Call N/R   129
130 Terre Haute, Indiana, Economic Development Solid Waste Facility
Revenue Bonds, Pyrolyx USA Indiana, LLC Project, Series 2017B,
7.250%, 6/01/22 (4)
No Opt. Call N/R   1
Terre Haute, Indiana, Multifamily Housing Revenue
Bonds, Silver Birch of Terre Haute Project, Series 2017:
410 5.100%, 1/01/32 1/23 at 105.00 N/R 356,175
4,560 5.350%, 1/01/38 1/23 at 105.00 N/R 3,743,213
3,950 Whiting Redevelopment District, Indiana, Tax Increment Revenue Bonds,
Series 2016, 4.000%, 1/15/32
1/23 at 100.00 N/R   3,439,700
204,583 Total Indiana 178,631,625
Iowa - 0.9%
145,120 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Alcoa Inc. Project, Series 2012, 4.750%, 8/01/42
1/23 at 100.00 BB+   136,639,187
10,870 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Iowa Fertilizer Company Project, Refunding Series 2022, 5.000%,
12/01/50
12/29 at 103.00 BBB-   10,157,254
Iowa Finance Authority, Senior Housing Revenue Bonds,
PHS Council Bluffs, Inc. Project, Series 2018:
750 5.000%, 8/01/38 8/23 at 102.00 N/R 624,653
2,050 5.125%, 8/01/48 8/23 at 102.00 N/R 1,591,271
158,790 Total Iowa 149,012,365
Kansas - 0.5%
1,850 Lenexa, Kansas, Health Care Facilities Revenue Bonds, Lakeview Village
Inc, Series 2017A, 5.000%, 5/15/43
5/27 at 100.00 BB+   1,741,719
Olathe, Kansas, Tax Increment Revenue Bonds, Gateway
Area 1 Special Obligation Series 2006:
2,714 1.000%, 3/01/26 (4) 1/23 at 100.00 N/R 1,194,121
567 1.000%, 3/01/28 (4) No Opt. Call N/R 249,816
2,053 Olathe, Kansas, Transportation Development District Sales Tax Revenue
Bonds, Gateway Project Area lA, Series 2006, 1.750%, 12/01/28 (4)
8/22 at 100.00 N/R   410,539
5,390 Overland Park Development Corporation, Kansas, Revenue Bonds,
Convention Center Hotel, Refunding & improvement Series 2019,
5.000%, 3/01/49
3/29 at 100.00 BB-   4,978,312
2,300 Overland Park, Kansas, Sales Tax Revenue Bonds, Prairiefire Community
Improvement District No. 1 Project, Series 2012B, 0.000%, 12/15/34
(4)
1/23 at 100.00 N/R   1,207,500
Overland Park, Kansas, Sales Tax Special Obligation
Revenue Bonds, Prairiefire at Lionsgate Project, Series
2012:
7,385 4.375%, 12/15/23 1/23 at 100.00 N/R 6,406,561
5,000 5.250%, 12/15/29 1/23 at 100.00 N/R 2,886,300
10,955 6.000%, 12/15/32 1/23 at 100.00 N/R 4,819,543
10,725 Topeka, Kansas, Utility Revenue Bonds, Refunding Series 2018A,
4.000%, 8/01/48, (UB) (5)
8/26 at 100.00 Aa3   10,197,759
9,965 University of Kansas Hospital Authority, Health Facilities Revenue Bonds,
KU Health System, Refunding & Improvement Series 2015, 5.000%,
9/01/45, (UB) (5)
9/25 at 100.00 AA-   10,098,033

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Kansas (continued)
University of Kansas Hospital Authority, Health Facilities
Revenue Bonds, University of Kansas Health System,
Series 2017A:
$ 13,050 4.000%, 3/01/42, (UB) 3/27 at 100.00 AA- $ 12,757,158
4,710 4.000%, 3/01/42, (Pre-refunded 3/01/27), (UB) 3/27 at 100.00 N/R (6) 4,961,090
3,314 Wichita, Kansas, Multifamily Housing Revenue Bonds, Buttonwood
Tree Apartments Project, Series 2002-I, 7.350%, 12/01/33, (AMT),
(Mandatory Put 1/06/23)
No Opt. Call N/R   3,324,798
Wyandotte County-Kansas City Unified Government,
Kansas, Sales Tax Special Obligation Bonds, Vacation
Village Project Area 1 and 2A, Series 2015:
1,000 5.750%, 9/01/32 9/25 at 100.00 N/R 911,230
10,845 6.000%, 9/01/35 9/25 at 100.00 N/R 9,833,053
91,823 Total Kansas 75,977,532
Kentucky - 0.3%
3,000 Bell County, Kentucky, Special Assessment Industrial Building Revenue
Bonds, Boone's Ridge Project, Series 2020, 6.000%, 12/01/40
12/30 at 100.00 N/R   2,608,050
Campbellsville, Kentucky, Industrial Building Revenue
Bonds, Campbellsville University Project, Series 2017:
4,580 5.000%, 3/01/39 3/27 at 100.00 N/R 3,919,106
2,500 4.500%, 3/01/47 3/27 at 100.00 N/R 1,836,425
9,850 Fayette County School District Finance Corporation, Kentucky, School
Building Revenue Bonds, Series 2018A, 4.000%, 5/01/38, (UB) (5)
5/26 at 100.00 AA-   9,768,344
3,535 Fort Thomas, Kentucky, Special Obligation Revenue Bonds, Onr
Highland Project Series 2020B, 5.500%, 9/01/50
9/30 at 100.00 N/R   3,071,349
5,900 Henderson, Kentucky, Facilities Revenue Bonds, Pratt Paper LLC Project,
Series 2022A, 4.700%, 1/01/52, (AMT)
1/32 at 100.00 N/R   5,235,306
6,000 Henderson, Kentucky, Facilities Revenue Bonds, Pratt Paper LLC Project,
Series 2022B, 4.700%, 1/01/52, (AMT)
1/32 at 100.00 N/R   5,324,040
5,240 Kentucky Economic Development Finance Authority, Hospital Revenue
Bonds, Catholic Health Initiatives, Tender Option Bond Trust 2015-
XF1024, 8.560%, 1/01/45, (Pre-refunded 1/01/23), 144A, (IF) (5)
1/23 at 100.00 BBB+  (6) 5,240,000
1,000 Kentucky Economic Development Finance Authority, Kentucky,
Healthcare Facilities Revenue Bonds, Christian Care Communities, Inc.
Obligated Group, Series 2021, 5.000%, 7/01/50
7/29 at 102.00 N/R   788,750
2,500 Kentucky Economic Development Finance Authority, Kentucky,
Healthcare Facilities Revenue Bonds, Rosedale Green Project,
Refunding Series 2015, 5.750%, 11/15/45
11/25 at 100.00 N/R   2,161,175
4,975 Newport, Kentucky, Special Obligation Revenue Bonds, Newport Clifton
Project, Series 2020B, 5.500%, 12/01/60
12/30 at 100.00 N/R   3,859,655
5,745 Union Kentucky, Special Obligation Revenue Bonds, Union Promenade
Project, Series 2022B, 5.500%, 12/01/52, 144A
12/32 at 100.00 N/R   5,243,921
1,400 Union, Kentucky, Special Obligation Revenue Bonds, Union Promenade
Project, Series 2022D, 5.750%, 12/01/52, 144A
12/32 at 100.00 N/R   1,281,042
56,225 Total Kentucky 50,337,163
Louisiana - 0.9%
35,130 Ascension Parish Industrial development Board, Louisiana, Revenue
Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.000%,
7/01/36
7/23 at 100.00 N/R   35,254,009
4,350 Jefferson Parish Economic Development and Port District, Louisiana,
Kenner Discovery Health Sciences Academy Project, Series 2018A,
5.625%, 6/15/48, 144A
6/28 at 100.00 N/R   4,132,892

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Louisiana (continued)
$ 1,115 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Cameron Parish
GOMESA Project, Green Series 2018, 5.650%, 11/01/37, 144A
11/28 at 100.00 N/R   $ 1,117,631
Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue
Bonds, Terrebonne Parish GOMESA Project, Series 2018:
1,845 5.375%, 11/01/38, 144A 11/28 at 100.00 N/R 1,792,214
1,615 5.500%, 11/01/39, 144A 11/28 at 100.00 N/R 1,580,197
1,825 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Vermilion Parish
GOMESA Project, Green Series 2019, 4.625%, 11/01/38, 144A
11/28 at 100.00 N/R   1,630,875
4,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Student Housing Revenue Bonds,
Provident Group - ULM Properties LLC-University of Louisiana at
Monroe Project, Series 2019A, 5.000%, 7/01/54, 144A
7/29 at 100.00 B1   3,028,560
10,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, Westside Habilitation Center
Project, Refunding Series 2017A, 6.250%, 2/01/47, 144A
2/27 at 100.00 N/R   9,313,000
Louisiana Publc Facilities Authority, Lousiana, Revenue
Bonds, Lake Charles College Prep Project, Series 2019A:
3,315 5.000%, 6/01/49, 144A 6/27 at 100.00 N/R 2,659,293
3,760 5.000%, 6/01/58, 144A 6/27 at 100.00 N/R 2,902,306
4,225 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Lincoln
Preparatory School Project, Series 2021A, 5.250%, 6/01/60, 144A
6/31 at 100.00 N/R   3,397,661
1,480 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Mentorship STEAM Academy, Series 2021A, 5.000%, 6/01/56, 144A
6/31 at 100.00 N/R   1,122,314
Louisiana Publc Facilities Authority, Lousiana, Revenue
Bonds, Young Audiences Charter School, Series 2019A:
3,600 5.000%, 4/01/49, 144A 4/27 at 100.00 N/R 3,043,224
3,965 5.000%, 4/01/57, 144A 4/27 at 100.00 N/R 3,277,588
11,820 Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds,
Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36,
(AMT), 144A
7/23 at 100.00 N/R   11,895,766
Louisiana Public Facilities Authority, Louisiana, Revenue
Bonds, Encore Academy Project, Series 2021A:
1,000 5.000%, 6/01/41, 144A 6/31 at 100.00 N/R 752,540
2,500 5.000%, 6/01/51, 144A 6/31 at 100.00 N/R 1,715,000
Louisiana Public Facilities Authority, Louisiana, Revenue
Bonds, Jefferson Rise Charter School Project, Series
2022A:
500 6.250%, 6/01/52, 144A 6/31 at 100.00 N/R 468,785
1,460 6.375%, 6/01/62, 144A 6/31 at 100.00 N/R 1,352,763
Louisiana Public Facilities Authority, Louisiana, Revenue
Bonds, Lincoln Preparatory School Project, Series 2022A:
815 6.375%, 6/01/52, 144A 6/31 at 100.00 N/R 772,107
1,530 6.500%, 6/01/62, 144A 6/31 at 100.00 N/R 1,435,568
Louisiana Public Facilities Authority, Revenue Bonds, Lake
Charles Charter Academy Foundation Project, Series
2011A:
350 7.750%, 12/15/31 1/23 at 100.00 N/R 350,637
7,425 8.000%, 12/15/41 1/23 at 100.00 N/R 7,436,954

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Louisiana (continued)
Louisiana Public Facilities Authority, Revenue Bonds,
Southwest Louisiana Charter Academy Foundation
Project, Series 2013A:
$ 3,900 8.250%, 12/15/38 12/23 at 100.00 N/R $ 3,942,588
4,125 8.375%, 12/15/43 12/23 at 100.00 N/R 4,169,055
5,000 Louisiana Public Facilities Authority, Solid Waste Disposal Facility
Revenue Bonds,  Lousiana Pellets Inc Project, Series 2015, 7.000%,
7/01/24, (AMT), 144A (4)
No Opt. Call N/R   50
Louisiana Publics Facilities Authority, Louisiana, Revenue
Bonds, Geo Academies EBR - GEO Prep Mid-City Project,
Series 2022:
1,030 6.125%, 6/01/52, 144A 6/30 at 101.00 N/R 988,656
1,425 6.250%, 6/01/62, 144A 6/30 at 101.00 N/R 1,358,994
New Orleans, Louisiana, Sewerage Service Revenue
Bonds, Series 2015:
5,000 5.000%, 6/01/40, (Pre-refunded 6/01/25), (UB) (5) 6/25 at 100.00 A (6) 5,257,600
8,660 5.000%, 6/01/45, (Pre-refunded 6/01/25), (UB) (5) 6/25 at 100.00 A (6) 9,106,163
New Orleans, Louisiana, Water Revenue Bonds, Series
2015:
4,000 5.000%, 12/01/40, (Pre-refunded 12/01/25), (UB) (5) 12/25 at 100.00 A- (6) 4,251,400
4,000 5.000%, 12/01/45, (Pre-refunded 12/01/25), (UB) (5) 12/25 at 100.00 A- (6) 4,251,400
11,220 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010, 6.350%, 7/01/40, 144A
6/30 at 100.00 BB-   11,961,642
Saint Tammany Public Trust Financing Authority,
Louisiana, Revenue Bonds, Christwood Project,
Refunding Series 2015:
865 5.250%, 11/15/29 11/24 at 100.00 N/R 863,953
1,000 5.250%, 11/15/37 11/24 at 100.00 N/R 955,210
2,988 West Trace Community Development District, Westlake, Louisiana,
Special Assessment Revenue Bonds, Series 2018, 6.875%, 12/01/46
No Opt. Call N/R   2,526,444
160,838 Total Louisiana 150,065,039
Maine - 0.0%
13,115 Maine Finance Authority, Solid Waste Disposal Revenue Bonds, Coastal
Resources of Maine LLC Project, Green Series 2017, 0.000%, 12/15/33,
(AMT), 144A (4)
12/26 at 100.00 N/R   116,068
4,500 Maine Finance Authority, Solid Waste Disposal Revenue Bonds, Coastal
Resources of Maine LLC Project, Green Series 2019, 0.000%, 6/15/34
12/26 at 100.00 N/R   39,690
3,950 Rumford, Maine, Solid Waste Disposal Revenue Bonds, Boise Cascade
Corporation Project, Series 2001, 6.875%, 10/01/26, (AMT)
1/23 at 100.00 B1   3,967,814
21,565 Total Maine 4,123,572
Maryland - 1.5%
Anne Arundel County, Maryland, Special Tax District
Revenue Bonds, Villages at Two Rivers Projects, Series
2014:
1,310 4.900%, 7/01/30 7/24 at 100.00 N/R 1,301,891
1,035 5.125%, 7/01/36 7/24 at 100.00 N/R 1,036,532
1,840 5.250%, 7/01/44 7/24 at 100.00 N/R 1,841,380
9,260 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017, 5.000%, 9/01/46
9/27 at 100.00 CCC+   8,345,482
1,500 Baltimore, Maryland, Special Obligation Bonds, Center/West
Development Project, Series 2017A, 5.500%, 6/01/43
6/26 at 100.00 N/R   1,503,135
3,030 Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project,
Refunding Series 2016, 5.125%, 6/01/43
6/26 at 100.00 N/R   2,970,945

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Maryland (continued)
$ 2,000 Frederick County, Maryland, Special Obligation Bonds, Urbana
Community Development Authority, Refunding Series 2020C, 4.000%,
7/01/50, 144A
7/30 at 100.00 N/R   $ 1,661,160
3,715 Frederick County, Maryland, Tax Increment and Special Tax Limited
Obligation Bonds, Jefferson Technology Park Project, Refunding
Series 2020B, 4.625%, 7/01/43, 144A
7/30 at 102.00 N/R   3,478,429
Howard County, Maryland, Special Obligation Bonds,
Annapolis Junction Town Center Project, Series 2014:
725 5.800%, 2/15/34 2/24 at 100.00 N/R 704,156
1,000 6.100%, 2/15/44 2/24 at 100.00 N/R 959,850
3,150 Howard County, Maryland, Special Obligation Bonds, Downtown
Columbia Project, Series 2017A, 4.500%, 2/15/47, 144A
2/26 at 100.00 N/R   2,750,958
Maryland Economic Development Corporation, Revenue
Bonds, Chesapeake Bay Hyatt Conference Center, Series
2006A:
1,650 5.000%, 12/01/22 (4) No Opt. Call N/R 990,000
90,070 5.000%, 12/01/31 (4) 1/23 at 100.00 N/R 54,042,000
4,500 Maryland Economic Development Corporation, Revenue Bonds,
Chesapeake Bay Hyatt Conference Center, Series 2006B, 5.250%,
12/01/31 (4)
1/23 at 100.00 N/R   2,700,000
Maryland Economic Development Corporation, Special
Obligation Bonds, Metro Centre Owings Mills Project,
Series 2017:
3,000 4.375%, 7/01/36 1/27 at 100.00 N/R 2,771,160
4,460 4.500%, 7/01/44 1/27 at 100.00 N/R 3,969,623
4,250 Maryland Economic Development Corporation, Special Obligation
Bonds, Port Covington Project, Series 2020, 4.000%, 9/01/50
9/30 at 100.00 N/R   3,328,897
Maryland Health and Higher Educational Facilities
Authority, Revenue Bonds, Green Street Academy, Series
2017A:
1,000 5.125%, 7/01/37, 144A 7/27 at 100.00 N/R 944,730
1,800 5.250%, 7/01/47, 144A 7/27 at 100.00 N/R 1,625,742
1,530 5.375%, 7/01/52, 144A 7/27 at 100.00 N/R 1,386,777
20,440 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, MedStar Health Issue, Series 2015, 5.000%, 8/15/42, (UB) (5)
2/25 at 100.00 A   20,695,909
Maryland Health and Higher Educational Facilities
Authority, Revenue Bonds, MedStar Health Issue, Series
2017A:
34,180 5.000%, 5/15/45, (UB) (5) 5/27 at 100.00 A 34,903,591
17,070 4.000%, 5/15/47, (UB) (5) 5/27 at 100.00 A 15,528,579
Maryland Health and Higher Educational Facilities
Authority, Revenue Bonds, MedStar Health Issue, Tender
Option Bond Trust 2015-XF1021:
2,495 7.086%, 8/15/42, 144A, (IF) (5) 2/25 at 100.00 A 2,619,800
19,710 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, University of Maryland Medical System Issue, Taxable Series
2017D, 4.000%, 7/01/48, (UB) (5)
1/28 at 100.00 A   18,059,682
8,750 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, University of Pittsburgh Medical Center, Series 2020B, 4.000%,
4/15/45, (UB) (5)
4/30 at 100.00 A   7,778,137
11,975 Maryland Stadium Authority, Lease Revenue Bonds, Built To Learn,
Series 2021, 4.000%, 6/01/46, (UB) (5)
6/31 at 100.00 A1   11,066,457
13,420 Maryland Stadium Authority, Lease Revenue Bonds, Built To Learn,
Series 2022A, 4.000%, 6/01/52, (UB) (5)
6/32 at 100.00 A1   12,075,719

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Maryland (continued)
$ 415 Montgomery County Housing Opportunities Commission, Maryland,
Multifamily Housing Development Bonds, Series 2021C, 2.850%,
1/01/51
7/30 at 100.00 Aaa   $ 280,029
6,000 Montgomery County Housing Opportunities Commission, Maryland,
Multifamily Housing Development Bonds, Series 2021C, 2.850%,
1/01/51, (UB)
7/30 at 100.00 Aaa   4,048,620
19,970 Montgomery County, Maryland, Revenue Bonds, Trinity Health Credit
Group, Series 2015, 5.000%, 12/01/44, (UB) (5)
6/25 at 100.00 AA-   20,296,110
5,100 Prince George's County Revenue Authority, Maryland, Special
Obligation Bonds, Suitland-Naylor Road Project, Series 2016, 5.000%,
7/01/46, 144A
1/26 at 100.00 N/R   5,101,122
Washington Suburban Sanitary District, Montgomery and
Prince George's Counties, Maryland, General Obligation
Bonds, Consolidated Public Improvement, Green Second
Series 2019B:
1,775 3.000%, 6/01/47 6/29 at 100.00 AAA 1,401,061
1,085 3.000%, 6/01/49 6/29 at 100.00 AAA 843,598
303,210 Total Maryland 253,011,261
Massachusetts - 0.5%
10,000 Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds,
Subordinated Series 2021A-1, 4.000%, 7/01/51, (UB)
7/31 at 100.00 Aa3   9,151,400
Massachusetts Development Finance Agency, Revenue
Bonds, Loomis Communities, Series 2013A:
1,255 6.000%, 1/01/33, (Pre-refunded 7/01/23) 1/23 at 100.00 N/R (6) 1,273,449
7,500 Massachusetts Development Finance Agency, Revenue Bonds,
Merrimack College, Series 2014, 5.125%, 7/01/44
7/24 at 100.00 BBB-   7,521,000
16,000 Massachusetts Development Finance Agency, Revenue Bonds, Partners
HealthCare System Issue, Series 2015-O1, 5.000%, 7/01/45, (UB) (5)
7/25 at 100.00 AA-   16,209,280
9,620 Massachusetts Development Finance Agency, Revenue Bonds,
Wellforce Issue, Series 2020C, 3.000%, 10/01/45 - AGM Insured, (UB)
(5)
10/30 at 100.00 BBB+   7,226,544
5,615 Massachusetts Development Finance Agency, Revenue Bonds,
Wellforce Issue, Series 2020C, 3.000%, 10/01/45 - AGM Insured
10/30 at 100.00 BBB+   4,217,988
13,930 Massachusetts Educational Financing Authority, Education Loan
Revenue Bonds, Issue K, Series 2017B, 4.250%, 7/01/46, (AMT), (UB)
(5)
7/26 at 100.00 A   12,693,155
5,000 Massachusetts Educational Financing Authority, Education Loan
Revenue Bonds, Issue M, Subordinate Series 2021C, 3.000%, 7/01/51,
(AMT)
7/31 at 100.00 BBB   3,290,250
10,130 Massachusetts Port Authority, Revenue Bonds, Refunding Series 2016B,
4.000%, 7/01/46, (AMT), (UB) (5)
7/26 at 100.00 AA   9,313,522
15,000 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2018D, 4.000%, 5/01/48, (UB)
5/28 at 100.00 AA   14,127,150
94,050 Total Massachusetts 85,023,738
Michigan - 1.6%
1,155 Advanced Technology Academy, Michigan, Public School Academy
Revenue Bonds, Refunding Series 2019, 5.000%, 11/01/44
11/27 at 102.00 BB+   1,026,945
1,050 Chandler Park Academy, Michigan, Public School Academy Charter
School Revenue Bonds, Series 2005, 5.125%, 11/01/30
1/23 at 100.00 BBB-   1,050,042
1,955 Concord Academy, Boyne City, Michigan, Certificates of Participation,
Series 2007, 5.600%, 11/01/36
1/23 at 100.00 N/R   1,650,372

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Michigan (continued)
Conner Creek Academy East, Michigan, Public School
Revenue Bonds, Series 2007:
$ 2,120 5.000%, 11/01/26 1/23 at 100.00 B $ 2,022,565
3,750 5.250%, 11/01/31 1/23 at 100.00 B 3,139,162
3,840 5.250%, 11/01/36 1/23 at 100.00 B 2,868,826
Detroit Academy of Arts and Sciences, Michigan, Public
School Academy Revenue Bonds, Refunding Series 2013:
2,460 6.000%, 10/01/33 10/23 at 100.00 N/R 2,340,124
4,110 6.000%, 10/01/43 10/23 at 100.00 N/R 3,683,834
8,325 Detroit Community High School, Michigan, Public School Academy
Revenue Bonds, Refunding Series 2021, 5.000%, 11/01/35
11/28 at 100.00 N/R   6,529,797
62,500 Detroit, Wayne County, Michigan, General Obligation Bonds, Financial
Recovery Series 2014B-1, 4.000%, 4/01/44
1/23 at 100.00 N/R   44,995,625
159 Detroit, Wayne County, Michigan, General Obligation Bonds, Series
2003A, 5.250%, 4/01/23
1/23 at 100.00 N/R   158,943
Detroit, Wayne County, Michigan, General Obligation
Bonds, Social Series 2021A:
3,740 5.000%, 4/01/46 4/31 at 100.00 BB 3,547,764
4,250 5.000%, 4/01/50 4/31 at 100.00 BB 3,990,750
3,500 Flint International Academy, Michigan, Public School Academy Revenue
Bonds, Series 2007, 5.750%, 10/01/37
1/23 at 100.00 BB   3,346,560
41,005 Michigan Finance Authority, Distributable State Aid Revenue Bonds,
Charter County of Wayne Criminal Justice Center Project, Senior Lien
Series 2018, 4.000%, 11/01/48, (UB) (5)
11/28 at 100.00 Aa3   37,608,146
3,500 Michigan Finance Authority, Higher Education Limited Obligation
Revenue Bonds, Aquinas College Project, Refunding Series 2021,
5.000%, 5/01/46
5/31 at 100.00 N/R   2,910,180
Michigan Finance Authority, Hospital Revenue Bonds,
McLaren Health Care, Refunding Series 2019A:
5,000 4.000%, 2/15/47, (UB) (5) 8/29 at 100.00 A1 4,583,050
30,225 4.000%, 2/15/50, (UB) (5) 8/29 at 100.00 A1 27,295,895
7,115 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health
Credit Group, Refunding Series 2017A-MI, 4.000%, 12/01/40, (UB) (5)
12/27 at 100.00 AA-   6,802,367
7,000 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health
Credit Group, Refunding Series 2022A-MI, 4.000%, 12/01/47, (UB) (5)
12/31 at 100.00 N/R   6,376,790
830 Michigan Finance Authority, Public School Academy Limited Obligation
Revenue Bonds, Cesar Chavez Academy Project, Refunding Series
2019, 5.000%, 2/01/33
2/27 at 102.00 BB+   805,050
1,390 Michigan Finance Authority, Public School Academy Limited Obligation
Revenue Bonds, Creative Montessori Academy Project, Series 2011,
7.000%, 5/01/31
1/23 at 100.00 BBB-   1,390,445
Michigan Finance Authority, Public School Academy
Limited Obligation Revenue Bonds, Holly Academy
Project, Refunding Series 2021:
905 4.000%, 12/01/41 12/31 at 100.00 BB+ 707,973
1,000 4.000%, 12/01/51 12/31 at 100.00 BB+ 714,180
Michigan Finance Authority, Public School Academy
Limited Obligation Revenue Bonds, Hope Academy
Project, Refunding Series 2021:
2,705 4.400%, 4/01/31, 144A 4/28 at 100.00 N/R 2,289,566
4,645 4.900%, 4/01/41, 144A 4/28 at 100.00 N/R 3,450,817

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Michigan (continued)
Michigan Finance Authority, Public School Academy
Limited Obligation Revenue Bonds, Madison Academy
Project, Refunding Series 2021:
$ 970 4.250%, 12/01/39 12/27 at 100.00 N/R $ 748,025
1,000 5.000%, 12/01/46 12/27 at 100.00 N/R 793,690
400 Michigan Finance Authority, Public School Academy Limited Obligation
Revenue Bonds, Old Redford Academy Project, Series 2010A, 6.500%,
12/01/40
1/23 at 100.00 BB-   376,236
10,895 Michigan Finance AuthorIty, Public School Academy Limited Obligation
Revenue Bonds, Voyageur Academy Project, Refunding Series 2017.
Private Placement of 2017, 5.900%, 7/15/46, 144A
7/27 at 100.00 N/R   8,562,598
5,000 Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds,
2006 Sold Tobacco Receipts, Taxable Series 2020B, 0.000%, 6/01/45
No Opt. Call BBB-   1,083,400
8,500 Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds,
2007 Sold Tobacco Receipts, Series 2020B2-CL2, 0.000%, 6/01/65
12/30 at 18.38 N/R   739,925
Michigan Housing Development Authority, Rental
Housing Revenue Bonds, Series 2015A:
6,675 4.350%, 10/01/45, (UB) (5) 10/24 at 100.00 AA 6,386,907
13,525 4.600%, 4/01/52, (UB) (5) 10/24 at 100.00 AA 13,113,164
810 Michigan Public Educational Facilities Authority, Charter School Revenue
Bonds, American Montessori Academy, Series 2007, 6.500%, 12/01/37
1/23 at 100.00 N/R   798,555
1,885 Michigan Public Educational Facilities Authority, Charter School Revenue
Bonds, American Montessori Academy, Series 2017, 7.000%, 12/01/46
12/27 at 100.00 N/R   1,778,761
1,505 Michigan Public Educational Facilities Authority, Limited Obligation
Revenue Bonds,  Chandler Park Academy Project, Series 2008,
6.500%, 11/01/35
1/23 at 100.00 BBB-   1,505,828
10,000 Michigan State Building Authority, Revenue Bonds, Facilities Program,
Refunding Series 2019-I, 4.000%, 4/15/54, (UB) (5)
10/29 at 100.00 AA-   9,423,100
9,990 Michigan State Building Authority, Revenue Bonds, Facilities Program,
Series 2021I, 4.000%, 10/15/56, (UB) (5)
10/31 at 100.00 Aa2   9,359,331
819,580 Michigan Tobacco Settlement Finance Authority, Tobacco Settlement
Asset-Backed Revenue Bonds, Capital Appreciation Turbo Term Series
2008C, 0.000%, 6/01/58
6/33 at 11.41 N/R   32,160,319
3,625 Michigan Tobacco Settlement Finance Authority, Tobacco Settlement
Asset-Backed Revenue Bonds, First Subordinate Capital Appreciation
Series 2007B, 0.000%, 6/01/52
1/23 at 12.35 CCC-   393,603
50,000 Michigan Tobacco Settlement Finance Authority, Tobacco Settlement
Asset-Backed Revenue Bonds, Taxable Capital Appreciation Turbo
Term Series 2008B, 0.000%, 6/01/46
1/23 at 14.29 N/R   5,677,500
Renaissance Public School Academy, Michigan, Public
School Academy Revenue Bonds, Series 2012A:
745 5.500%, 5/01/27 1/23 at 100.00 BB 736,209
1,565 6.000%, 5/01/37 1/23 at 100.00 BB 1,560,368
1,325 Saline Economic Development Corporation, Michigan, Limited
Obligation Revenue and Refunding Bonds, Evangelical Homes of
Michigan, Series 2012, 5.250%, 6/01/32
1/23 at 100.00 BB   1,241,578
650 Summit Academy North, Michigan, Revenue Bonds, Public School
Academy, Refunding Series 2021, 4.000%, 11/01/41
11/28 at 103.00 BB   526,630
2,295 Summit Academy, Michigan, Revenue Bonds, Public School Academy
Series 2005, 6.375%, 11/01/35
1/23 at 100.00 B-   2,061,667
1,159,174 Total Michigan 274,313,162

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Minnesota - 0.9%
Anoka, Minnesota, Health Care and Housing Facility
Revenue Bonds, The Homestead at Anoka, Inc. Project,
Series 2014:
$ 1,200 5.375%, 11/01/34 11/24 at 100.00 N/R $ 1,142,868
1,000 5.125%, 11/01/49 11/24 at 100.00 N/R 827,490
Bethel, Minnesota Charter School Lease Revenue Bonds,
Partnership Academy Project, Series 2018A:
3,040 5.000%, 7/01/38 7/26 at 102.00 N/R 2,702,286
1,570 5.000%, 7/01/53 7/26 at 102.00 N/R 1,273,286
9,235 Bethel, Minnesota, Charter School Lease Revenue Bonds, Level Up
Academy, Series 2021A, 5.000%, 6/15/56
6/29 at 102.00 N/R   6,537,272
1,315 Bethel, Minnesota, Charter School Lease Revenue Bonds, Partnership
Academy Project, Series 2022, 6.000%, 7/01/57
7/26 at 102.00 N/R   1,185,275
Brooklyn Park, Minnesota, Charter School Lease Revenue
Bonds, Athlos Leadership Academy Project, Series
2015A:
750 5.500%, 7/01/40 7/25 at 100.00 N/R 652,507
1,420 5.750%, 7/01/46 7/25 at 100.00 N/R 1,219,681
2,000 Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Prairie
Seeds Academy Project, Refunding Series 2015A, 5.000%, 3/01/39
3/25 at 100.00 BB-   1,800,480
City of Ham Lake, Minnesota, Charter School Lease
Revenue Bonds, DaVinci Academy Project, Series 2016A:
700 5.000%, 7/01/36 7/24 at 102.00 N/R 672,763
2,510 5.000%, 7/01/47 7/24 at 102.00 N/R 2,255,160
Columbia Heights, Minnesota, Charter School Lease
Revenue Bonds, Prodeo Academy Project, Series 2019A:
6,000 5.000%, 7/01/49 7/27 at 102.00 N/R 5,052,060
2,000 5.000%, 7/01/54 7/27 at 102.00 N/R 1,657,560
Columbus, Minnesota, Charter School Lease Revenue
Bonds, New Millennium Academy Project, Series 2015A:
1,050 5.500%, 7/01/30 7/25 at 100.00 B 1,015,612
6,200 5.875%, 7/01/40 7/25 at 100.00 B 5,737,604
5,000 6.000%, 7/01/45 7/25 at 100.00 B 4,542,450
1,000 Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle
Ridge Academy Project, Series 2015A, 5.500%, 7/01/50
7/25 at 100.00 BB+   988,810
Deephaven, Minnesota, Charter School Lease Revenue
Bonds, Seven Hills Preparatory Academy Project, Series
2017A:
1,000 5.000%, 10/01/37 10/24 at 100.00 N/R 897,530
1,700 5.000%, 10/01/49 10/24 at 100.00 N/R 1,413,907
2,000 Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes
International Language Academy, Series 2019A, 5.375%, 8/01/50
8/27 at 102.00 BB+   1,894,140
Greenwood, Minnesota, Charter School Lease Revenue
Bonds, Main Street School of Performing Arts Project,
Series 2016A:
2,360 5.000%, 7/01/36 7/26 at 100.00 N/R 2,121,593
4,925 5.000%, 7/01/47 7/26 at 100.00 N/R 4,010,181
2,575 Ham Lake, Minnesota Charter School Lease Revenue Bonds, Parnassus
Preparatory School Project, Series 2016A, 5.000%, 11/01/47
11/26 at 100.00 BB+   2,327,414
2,000 Hayward, Minnesota, Health Care Facilities Revenue Bonds, American
Baptist Homes of the Midwest Obligated Group, Series 2014, 5.750%,
2/01/44
8/24 at 100.00 N/R   1,655,880

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Minnesota (continued)
Hugo, Minnesota, Charter School Lease Revenue Bonds,
Noble Academy Project, Series 2014A:
$ 810 5.000%, 7/01/34 7/24 at 100.00 BB $ 787,239
2,965 5.000%, 7/01/44 7/24 at 100.00 BB 2,682,436
1,870 Independence, Minnesota, Charter School Lease Revenue Bonds,
Beacon Academy Project, Series 2016A, 5.000%, 7/01/48
7/26 at 100.00 N/R   1,578,056
10,600 Independence, Minnesota, Charter School Lease Revenue Bonds, Spero
Academy Project, Series 2021A, 5.000%, 7/01/56, 144A
7/27 at 100.00 N/R   7,243,722
600 Independence, Minnesota, Charter School Lease Revenue Bonds, Spero
Academy Project, Taxable Series 2021B, 6.000%, 7/01/28
No Opt. Call N/R   550,782
2,285 International Falls, Minnesota, Solid Waste Disposal Revenue Bonds,
Boise Cascade Corporation Project, Refunding Series 1999, 6.850%,
12/01/29, (AMT)
1/23 at 100.00 B1   2,295,305
1,190 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Cyber
Village Academy Project, Series 2022A, 5.500%, 6/01/57
6/32 at 100.00 N/R   1,115,185
Minneapolis, Minnesota, Charter School Lease Revenue
Bonds, Friendship Academy of the Arts Project, Series
2019A:
1,385 5.250%, 12/01/43, 144A 12/27 at 100.00 N/R 1,221,570
2,000 5.250%, 12/01/52, 144A 12/27 at 100.00 N/R 1,676,600
Minneapolis, Minnesota, Charter School Lease Revenue
Bonds, Hiawatha Academies Project, Series 2022A:
1,300 5.500%, 7/01/52 7/32 at 100.00 N/R 1,179,074
2,490 5.500%, 7/01/57 7/32 at 100.00 N/R 2,230,144
1,110 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Northeast College Prep Project, Series 2020A, 5.000%, 7/01/55
7/30 at 100.00 N/R   903,673
Minneapolis, Minnesota, Charter School Lease Revenue
Bonds, Spero Academy Project, Series 2017A:
1,080 6.000%, 7/01/32, 144A 7/27 at 100.00 N/R 1,095,228
1,250 6.250%, 7/01/37, 144A 7/27 at 100.00 N/R 1,264,575
5,510 6.500%, 7/01/48, 144A 7/27 at 100.00 N/R 5,563,172
Minneapolis, Minnesota, Charter School Lease Revenue
Bonds, Twin Cities International Schools Project, Series
2017A:
1,680 5.000%, 12/01/37, 144A 12/27 at 100.00 N/R 1,621,704
5,625 5.000%, 12/01/47, 144A 12/27 at 100.00 N/R 5,132,081
Otsego, Minnesota, Charter School Lease Revenue
Bonds, Kaleidoscope Charter School Project, Series
2014A:
500 5.000%, 9/01/34 9/24 at 100.00 BB- 475,760
1,840 5.000%, 9/01/44 9/24 at 100.00 BB- 1,606,320
2,000 Rochester, Minnesota, Charter School Lease Revenue Bonds, Rochester
Math & Science Academy Project, Series 2018A, 5.125%, 9/01/38
9/28 at 100.00 N/R   1,631,840
Saint Cloud, Minnesota, Charter School Lease Revenue
Bonds, Stride Academy Project, Series 2016A:
2,025 5.000%, 4/01/36 4/26 at 100.00 N/R 1,657,543
3,085 5.000%, 4/01/46 4/26 at 100.00 N/R 2,244,739
2,500 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Community of Peace Academy Project,
Refunding Series 2015A, 5.000%, 12/01/46
12/24 at 100.00 BBB-   2,392,425
21,815 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Community School of Excellence,
Series 2016A, 5.750%, 7/01/47, 144A
7/26 at 100.00 N/R   20,691,309

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Minnesota (continued)
$ 1,500 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Great River School Project, Series
2017A, 5.500%, 7/01/52, 144A
7/27 at 100.00 N/R   $ 1,455,300
2,000 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Hmong College Prep Academy Project,
Series 2016A, 5.750%, 9/01/46
9/26 at 100.00 BB+   1,987,560
5,000 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Hope Community Academy Project,
Series 2020A, 5.000%, 12/01/55
12/28 at 102.00 BB-   4,043,500
1,100 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Math & Science Academy Charter
School Project, Series 2021A, 4.000%, 6/01/56, 144A
6/29 at 102.00 N/R   723,558
Saint Paul Housing & Redevelopment Authority,
Minnesota, Charter School Lease Revenue Bonds, Metro
Deaf School Project, Series 2018A:
1,200 5.000%, 6/15/38, 144A 6/25 at 100.00 N/R 1,138,044
1,285 5.000%, 6/15/48, 144A 6/25 at 100.00 N/R 1,152,221
Saint Paul Housing & Redevelopment Authority,
Minnesota, Charter School Lease Revenue Bonds, Twin
Cities Academy Project, Series 2015A:
40 5.000%, 7/01/35 7/25 at 100.00 BB 38,036
1,715 5.300%, 7/01/45 7/25 at 100.00 BB 1,589,754
1,000 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Twin Cities German Immersion School,
Series 2013A, 5.000%, 7/01/44
7/23 at 100.00 BB   899,030
Saint Paul Housing and Redevelopment Authority,
Minnesota, Collateralized Multifamily Housing Revenue
Bonds, Marian Center Project, Series 2007A:
845 5.300%, 11/01/30 1/23 at 100.00 N/R 790,861
1,225 5.375%, 5/01/43 1/23 at 100.00 N/R 1,029,367
2,150 Saint Paul Housing and Redevelopment Authority, Minnesota, Lease
Revenue Bonds, Hope Community Academy Project, Series 2015A,
5.000%, 12/01/43
12/24 at 100.00 BB-   1,863,405
1,000 Sauk Rapids, Minnesota, Health Care and Housing Facilities Revenue
Bonds, Good Shepherd Luthran Home, Refunding Series 2013,
5.125%, 1/01/39
1/23 at 100.00 N/R   890,980
4,795 Savage, Minnesota Charter School Lease Revenue Bonds, Aspen
Academy Project, Series 2016A, 5.125%, 10/01/48
10/26 at 100.00 N/R   4,157,840
Spring Lake Park, Minnesota, Charter School Lease
Revenue Bonds, Excell Academy for Higher Learning Inc.,
Series 2019A:
1,125 5.000%, 6/15/49 6/27 at 100.00 N/R 999,832
1,595 5.000%, 6/15/54 6/27 at 100.00 N/R 1,394,812
Stillwater, Minnesota, Multifamily Housing Revenue
Bonds, Orleans Homes LP, Series 2007:
690 5.250%, 2/01/27, (AMT) 1/23 at 100.00 N/R 686,474
800 5.500%, 2/01/42, (AMT) 1/23 at 100.00 N/R 742,024
Winona Port Authority, Minnesota, Charter School Lease
Revenue Bonds, Bluffview Montessori School Project,
Refunding Series 2016:
315 4.500%, 6/01/36 6/24 at 100.00 N/R 263,151
730 4.750%, 6/01/46 6/24 at 100.00 N/R 576,649
170,175 Total Minnesota 148,846,689

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Mississippi - 0.1%
$ 5,425 Mississippi Business Finance Corporation, Gulf Opportunity Zone
Revenue Bonds, King Edward Mixed-Use Project, Refunding Series
2019A, 4.250%, 10/15/49, (Mandatory Put 10/15/39), 144A
10/26 at 100.00 N/R   $ 4,006,037
8,000 Mississippi Business Finance Corporation, Revenue Bonds, System
Energy Resources, Inc. Project, Refunding Series 2021, 2.375%,
6/01/44
6/26 at 100.00 Baa1   5,309,360
1,051 Mississippi Home Corporation, Multifamily Housing Revenue Bonds,
Tupelo Personal Care Apartments, Series 2004-2, 6.125%, 9/01/34,
(AMT)
2/23 at 100.00 N/R   914,490
14,476 Total Mississippi 10,229,887
Missouri - 2.0%
1,000 Blue Springs, Missouri, Special Obligation Tax Increment Bonds, Adams
Farm Project, Special Districts Refunding & Improvement Series
2015A, 5.250%, 6/01/39
6/24 at 100.00 N/R   860,480
6,809 Branson Industrial Development Authority, Missouri, Tax Increment
Revenue Bonds, Branson Shoppes Redevelopment Project, Refunding
Series 2017B, 5.000%, 11/01/29, 144A
1/23 at 100.00 N/R   5,440,980
155 Cape Girardeau County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Southeasthealth, Series 2016A,
6.000%, 3/01/33
3/23 at 103.00 Ba1   160,307
2,893 Fulton, Missouri, Tax Increment Revenue Bonds, Fulton Commons
Redevelopment Project, Series 2006, 5.000%, 6/01/28 (4)
1/23 at 100.00 N/R   1,909,485
1,900 Hanley/Eager Road Transportation Development District, Missouri,
Revenue Bonds, Refunding Series 2016A, 4.000%, 3/01/42
1/23 at 100.00 N/R   1,524,370
Joplin Industrial Development Authority, Missouri, Sales
Tax Revenue Bonds, 32nd Street Place Community
Improvement District Project, Series 2021:
695 3.500%, 11/01/40 11/28 at 100.00 N/R 581,361
1,500 4.250%, 11/01/50 11/28 at 100.00 N/R 1,194,660
Kansas City Industrial Development Authority,
Missouri, Airport Special Obligation Bonds, Kansas City
International Airport Terminal Modernization Project,
Series 2020A:
7,895 4.000%, 3/01/45, (AMT), (UB) (5) 3/30 at 100.00 A- 7,019,602
20,140 4.000%, 3/01/50 - AGM Insured, (AMT), (UB) (5) 3/30 at 100.00 A 17,457,755
10,000 5.000%, 3/01/57 - AGM Insured, (AMT), (UB) (5) 3/30 at 100.00 A2 10,116,700
3,750 Kansas City Industrial Development Authority, Missouri, Revenue Bonds,
Platte Purchase Project A, Series 2019, 5.000%, 7/01/40, 144A
9/24 at 103.00 N/R   3,181,200
Kansas City Industrial Development Authority, Missouri,
Sales Tax Revenue Bonds, Ward Parkway Center
Community Improvement District, Senior Refunding &
Improvement Series 2016:
775 5.000%, 4/01/36, 144A 4/26 at 100.00 N/R 708,776
3,140 5.000%, 4/01/46, 144A 4/26 at 100.00 N/R 2,682,377
4,758 Kansas City Industrial Development Authority, Missouri, Sales Tax
Revenue Bonds, Ward Parkway Center Community Improvement
District, Subordinate Refunding & Improvement Series 2016, 8.000%,
4/15/46, 144A
4/26 at 100.00 N/R   3,965,079
1,200 Kirkwood Industrial Development Authority, Missouri, Retirement
Community Revenue Bonds, Aberdeen Heights Project, Refunding
Series 2017A, 5.250%, 5/15/42
5/27 at 100.00 BB-   1,045,536
635 Lakeside 370 Levee District, Saint Charles, Missouri, Subdistrict A Bonds,
Refunding Series 2015A, 5.750%, 4/01/55
1/23 at 100.00 N/R   484,502

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Missouri (continued)
$ 2,133 Lakeside 370 Levee District, Saint Charles, Missouri, Subdistrict B Bonds,
Refunding Taxable Series 2015B, 0.000%, 4/01/55
1/23 at 100.00 N/R   $ 1,919,722
Lees Summit Industrial Development Authority, Missouri,
Special Assessment and Sales Tax Revenue Bonds,
Summit Fair Community Improvement District Project,
Series 2012:
750 5.000%, 5/01/35 1/23 at 100.00 N/R 672,570
2,365 6.000%, 5/01/42 1/23 at 100.00 N/R 2,111,661
2,500 Lee's Summit, Missouri, Special Obligation Tax Increment and Special
District Improvement Bonds, Summit Fair Project, Refunding Series
2017, 4.875%, 11/01/37, 144A
11/27 at 100.00 N/R   2,201,950
Liberty, Missouri, Special Obligation Tax Increment and
Special Districts Bonds, Liberty Commons Project, Series
2015A:
4,200 5.750%, 6/01/35, 144A 6/25 at 100.00 N/R 3,827,460
3,965 6.000%, 6/01/46, 144A 6/25 at 100.00 N/R 3,557,398
7,095 Liberty, Missouri, Special Obligation Tax Increment and Special Districts
Bonds, Liberty Commons Project, Subordinate Lien Series 2015B,
8.500%, 6/15/46, 144A
6/25 at 100.00 N/R   6,424,239
1,000 M150 and 135th Street Transporation Development District, Kansas
City, Missouri, Transportation Sales Tax Revenue Bonds, Series 2020A,
4.250%, 10/01/43
10/27 at 100.00 N/R   809,870
38,395 Missouri Health and Education Facilities Authority, Health Facilities
Revenue Bonds, Saint Luke's Health System, Inc., Series 2018A,
4.000%, 11/15/48, (UB) (5)
5/28 at 100.00 A+   34,260,242
14,580 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, BJC Health System, Variable Rate Demand Obligation
Series 2017D, 4.000%, 1/01/58, (Mandatory Put 1/01/48), (UB) (5)
1/28 at 100.00 AA   13,463,318
12,750 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, CoxHealth, Series 2013A, 5.000%, 11/15/48, (UB) (5)
11/23 at 100.00 A2   12,764,153
30,120 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, CoxHealth, Series 2019A, 4.000%, 11/15/49, (UB) (5)
5/29 at 100.00 A2   27,867,626
Missouri Health and Educational Facilities Authority,
Health Facilities Revenue Bonds, CoxHealth, Tender
Option Bond Trust 2015-XF1015:
5,085 7.189%, 11/15/48, 144A, (IF) (5) 11/23 at 100.00 A2 5,107,679
24,945 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2017C, 4.000%, 11/15/49, (UB)
(5)
11/27 at 100.00 A+   22,049,883
Missouri Health and Educational Facilities Authority,
Health Facilities Revenue Bonds, Mosaic Health System,
Series 2019A:
1,925 4.000%, 2/15/44, (UB) (5) 2/29 at 100.00 A1 1,806,304
9,815 4.000%, 2/15/49, (UB) (5) 2/29 at 100.00 A1 9,057,184
6,580 4.000%, 2/15/54, (UB) (5) 2/29 at 100.00 A1 5,963,191
Missouri Health and Educational Facilities Authority,
Revenue Bonds, Children's Mercy Hospital, Series 2017A:
9,500 4.000%, 5/15/42, (UB) (5) 5/25 at 102.00 AA- 9,175,005
41,750 4.000%, 5/15/48, (UB) (5) 5/25 at 102.00 AA- 38,259,700
3,185 Missouri Southern State University, Auxiliary Enterprise System Revenue
Bonds, Series 2021, 4.000%, 10/01/44
10/31 at 100.00 N/R   2,471,592
1,453 North Outer Forty Transportation Development District, Chesterfield,
Missouri, Transportation Development Revenue Notes, Refunding
Series 2021A, 4.000%, 12/01/46
No Opt. Call N/R   1,025,712

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Missouri (continued)
$ 1,660 Raymore, Missouri, Tax Increment Revenue Bonds, Raymore Galleria
Project, Refunding & Improvement Series 2014A, 5.375%, 5/01/28
5/23 at 100.00 N/R   $ 1,626,435
3,445 Saint Charles County Industrial Development Authority, Missouri, Sales
Tax Revenue Bonds, O'Fallon Retail Walk Community Improvement
District Project, Series 2017A, 6.250%, 12/01/36, 144A
12/26 at 100.00 N/R   3,146,008
3,000 Saint Charles County Industrial Development Authority, Missouri,
Sales Tax Revenue Bonds, Wentzville Parkway Regional Community
Improvement District Project, Series 2019B, 4.250%, 11/01/49, 144A
11/29 at 102.00 N/R   2,349,180
Saint Louis County Industrial Development Authority,
Missouri, Health Facilities Revenue Bonds, Nazareth
Living Center, Series 2015A:
600 5.000%, 8/15/35 8/25 at 100.00 N/R 554,904
1,800 5.125%, 8/15/45 8/25 at 100.00 N/R 1,555,236
3,215 Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Saint Andrew's Resources for Seniors, Series 2015A, 5.125%,
12/01/45
12/25 at 100.00 N/R   2,979,983
Saint Louis County, Missouri, Special Obligation Bonds,
Community Center Projects, Series 2022A:
9,330 4.000%, 12/01/42, (UB) (5) 12/30 at 100.00 AA 8,968,556
10,210 4.000%, 12/01/44, (UB) (5) 12/30 at 100.00 AA 9,793,330
10,620 4.000%, 12/01/45, (UB) (5) 12/30 at 100.00 AA 10,186,067
8,465 4.250%, 12/01/46, (UB) (5) 12/30 at 100.00 AA 8,412,009
10,885 4.000%, 12/01/47, (UB) (5) 12/30 at 100.00 AA 10,377,759
5,100 Saint Louis Industrial Development Authority, Missouri, Revenue Bonds,
Confluence Academy Project, Series 2022A, 5.625%, 6/15/53, 144A
6/31 at 100.00 N/R   4,511,154
1,664 Saint Louis, Missouri, Tax Increment Bonds, 410 North Jefferson Lofts
Project, Series 2007, 3.850%, 9/01/27 (4)
3/23 at 100.00 N/R   299,520
506 Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, City
Hospital Tax Increment District, Series 2007, 6.000%, 8/23/26
1/23 at 100.00 N/R   506,268
2,381 Saint Louis, Missouri, Tax Increment Financing Revenue Notes,
Marquette Building Redevelopment Project, Series 2008-A, 6.500%,
1/23/28
1/23 at 100.00 N/R   1,214,310
1,170 Saint Louis, Missouri, Tax-Exempt Revenue Notes, City Block 1859,
Grand Avenue/Cozens/Evans Redevelopment Project, Series 2008-A,
6.500%, 12/11/29
1/23 at 100.00 N/R   631,800
4,870 Shrewsbury, Missouri, Tax Increment and Improvement District Revenue
Bonds, Kenrick Plaza Redevelopment Project, Series 2016, 4.000%,
5/01/36, 144A
5/25 at 100.00 N/R   4,324,998
205 St Louis, Missouri, Tax Increment Financing District Revenue Bonds,
Gaslight Square East Project, Series 2006, 5.500%, 1/22/28
3/23 at 100.00 N/R   204,274
2,205 St Louis, Missouri, Tax Increment Financing District Revenue Bonds,
Printers Lofts Project, Series 2006, 3.900%, 8/21/26 (4)
No Opt. Call N/R   352,800
135 Stoddard County Industrial Development Authority, Missouri, Health
Facility Revenue Bonds, Southeasthealth, Series 2016B, 6.000%,
3/01/37
3/23 at 103.00 Ba1   139,543
10,100 The Industrial Development Authority of the City of Saint Louis,
Missouri, Development Financing Revenue Bonds, Ballpark Village
Development Project, Series 2017A, 4.750%, 11/15/47
11/26 at 100.00 N/R   7,570,556
1,100 Town and Country Crossing Transportation Development District,
Missouri, Transporation Sales Tax Revenue Bonds, Refunding Series
2020A, 3.875%, 4/01/47
4/28 at 100.00 N/R   861,872
384,002 Total Missouri 343,696,191

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Montana - 0.0%
$ 500 Kalispell, Montana, Housing and Healthcare Facilities Revenue Bonds,
Immanuel Lutheran Corporation, Series 2017A, 5.250%, 5/15/37
5/25 at 102.00 N/R   $ 449,940
3,000 Montana Facility Finance Authority, Montana, Health Facilities Reveue
Bonds, Bozeman Deaconess Health Services Obligated Group, Series
2021A, 3.000%, 6/01/50, (UB) (5)
6/31 at 100.00 A   2,069,310
3,500 Total Montana 2,519,250
Nebraska - 0.2%
Douglas County Hospital Authority 3, Nebraska, Health
Facilities Revenue Bonds, Nebraska Methodist Health
System, Tender Option Bond Trust 2015-XF1042:
960 7.388%, 11/01/45, 144A, (IF) (5) 11/25 at 100.00 A 992,947
1,545 7.385%, 11/01/48, 144A, (IF) (5) 11/25 at 100.00 A 1,586,128
3,460 Nebraska Educational, Health, Cultural and Social Services Finance
Authority, Revenue Bonds, Immanuel Retirement Communities
Obligated Group, Series 2019A, 4.000%, 1/01/44
1/26 at 102.00 AA   3,327,897
14,000 Omaha Public Power District, Nebraska, Electric System Revenue Bonds,
Series 2021A, 4.000%, 2/01/51 - AGM Insured, (UB) (5)
8/30 at 100.00 AA   13,216,560
10,460 University of Nebraska Facilities Corporation, Nebraska, Facilities
Program Bonds, Series 2021A, 4.000%, 7/15/62, (UB) (5)
7/31 at 100.00 AA   9,508,036
30,425 Total Nebraska 28,631,568
Nevada - 1.5%
845 Clark County, Nevada, Local Improvement Bonds, Special Improvement
District 159 Summerlin Village 16A, Series 2015, 5.000%, 8/01/35
8/25 at 100.00 N/R   849,572
12,522 Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels
LLC Project, Green Series 2017B, 5.125%, 12/15/37, (AMT), 144A
12/27 at 100.00 N/R   9,467,812
Director of Nevada State Department of Business &
Industry, Environmental Improvement Revenue Bonds,
Fulcrum Sierra BioFuels LLC Project, Green Series 2018:
2,805 5.250%, 12/15/37, (AMT), 144A 12/27 at 100.00 N/R 2,151,295
15,720 6.950%, 2/15/38, (AMT), 144A 8/28 at 100.00 N/R 13,970,835
9,500 Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels
LLC Project, Green Series 2020, 6.750%, 2/15/38, 144A
2/31 at 100.00 N/R   8,192,515
Director of Nevada State Department of Business &
Industry, Environmental Improvement Revenue Bonds,
Fulcrum Sierra BioFuels LLC Project, Series 2017:
11,130 5.875%, 12/15/27, (AMT), 144A No Opt. Call N/R 11,390,995
81,345 6.250%, 12/15/37, (AMT), 144A 12/27 at 100.00 N/R 72,360,445
36,390 Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra Holdings
LLC, Green Series 2019, 5.750%, 2/15/38, (AMT), 144A
8/29 at 100.00 N/R   28,555,597
2,520 Director of the State of Nevada Department of Business and Industry,
Charter School Lease Revenue Bonds, Somerset Academy, Series
2015, 5.125%, 12/15/45, 144A
12/25 at 100.00 BB   2,369,430
1,500 Director of the State of Nevada Department of Business and Industry,
Charter School Lease Revenue Bonds, Somerset Academy, Series
2018A, 5.000%, 12/15/48, 144A
12/25 at 100.00 BB   1,369,935
2,500 Henderson, Nevada, Limited Obligation Bonds, Local Improvement
District T-18 Inspirada, Refunding Series 2016, 4.000%, 9/01/35
9/26 at 100.00 N/R   2,247,125

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Nevada (continued)
Henderson, Nevada, Local Improvement District No.
T-20 Rainbow Canyon, Local Improvement Bonds, Series
2018:
$ 785 5.000%, 9/01/38 9/28 at 100.00 N/R $ 781,836
7,490 5.375%, 9/01/48 9/28 at 100.00 N/R 7,492,996
55,685 Las Vegas Convention and Visitors Authority, Nevada, Convention
Center Expansion Revenue Bonds, Series 2018B, 4.000%, 7/01/49,
(UB) (5)
7/28 at 100.00 A   49,705,545
990 Las Vegas, Nevada, Local Improvement Bonds, Special Improvement
District 812 Summerlin Village 24, Series 2015, 5.000%, 12/01/35
12/25 at 100.00 N/R   992,752
515 Las Vegas, Nevada, Local Improvement Bonds, Special Improvement
District 812 Summerlin Village 26, Series 2017, 4.500%, 6/01/47
6/27 at 100.00 N/R   474,078
1,490 Las Vegas, Nevada, Local Improvement Bonds, Special Improvement
District 815 Summerlin Village 25, Series 2020, 5.000%, 12/01/49
12/30 at 100.00 N/R   1,399,885
3,000 Las Vegas, Nevada, Sales Tax Increment Revenue Bonds, Symphony Park
Tourism Improvement District, Series 2016, 4.375%, 6/15/35, 144A
1/23 at 100.00 N/R   2,664,390
1,340 Mesquite, Nevada, Local Improvement Bonds, Special Improvement
District 07-01 Anthem at Mesquite, Refunding Series 2016, 4.250%,
8/01/37
8/26 at 100.00 N/R   1,231,540
Nevada System of Higher Education, Certificates of
Participation, Series 2020A:
5,190 3.000%, 7/01/45, (UB) (5) 7/29 at 100.00 AA- 3,928,778
11,625 3.000%, 7/01/50, (UB) (5) 7/29 at 100.00 AA- 8,328,034
1,300 Neveda State Director of the Department of Business and Industry,
Charter School Revenue Bonds, Doral Academy of Nevada, Series
2017A, 5.000%, 7/15/47, 144A
7/25 at 100.00 BB+   1,188,538
North Las Vegas, Nevada, Local Improvement Bonds,
Special Improvement District 65 Northern Beltway
Commercial Area, Series 2017:
2,010 5.000%, 12/01/37, 144A 12/27 at 100.00 N/R 2,014,804
4,100 5.000%, 12/01/47, 144A 12/27 at 100.00 N/R 3,938,747
3,500 Reno, Nevada, Redevelopment Agency Downtown Project Tax
Allocation Bonds, Series 2007C, 5.400%, 6/01/27
1/23 at 100.00 N/R   3,441,305
34,000 Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding Capital
Appreciation Bonds, ReTrac-Reno Transporation Rail Access Corridor
Project, Series 2018C, 0.000%, 7/01/58, 144A
7/38 at 31.26 N/R   4,008,260
90,000 Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding Capital
Appreciation Bonds, ReTrac-Reno Transporation Rail Access Corridor
Project, Series 2018D, 0.000%, 7/01/58, 144A
7/28 at 13.65 N/R   8,721,000
399,797 Total Nevada 253,238,044
New Hampshire - 0.2%
Manchester Housing and Redevelopment Authority, New
Hampshire, Revenue Bonds, Series 2000B:
625 0.000%, 1/01/23 - ACA Insured No Opt. Call B2 625,000
50 0.000%, 1/01/25 - ACA Insured No Opt. Call B2 45,449
370 0.000%, 1/01/27 - ACA Insured No Opt. Call B2 305,590
730 0.000%, 1/01/29 - ACA Insured No Opt. Call B2 541,463
3,320 0.000%, 1/01/30 - ACA Insured No Opt. Call B2 2,326,855
20,000 National Finance Authority, New Hampshire, Revenue Bonds, GHI Kiran
Capital LLC Project, Series 2022, 6.250%, 9/01/30, 144A
1/23 at 100.00 N/R   19,124,400
14,030 New Hampshire Health and Education Facilities Authority, Revenue
Bonds, Dartmouth-Hitchcock Obligated Group, Series 2014B, 4.000%,
8/01/33, (UB) (5)
8/24 at 100.00 A   14,076,720
39,125 Total New Hampshire 37,045,477

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey - 1.8%
$ 4,920 Atlantic City, Atlantic County, New Jersey, General Obligation Bonds,
Tax Appeal Refunding Series 2017A, 5.000%, 3/01/42 - BAM Insured,
(UB) (5)
3/27 at 100.00 A3   $ 5,125,459
7,170 Bayonne Redevelopment Agency, New Jersey, Revenue Bonds, Royal
Caribbean Cruises Project, Series 2006A, 5.375%, 11/01/35, (AMT)
1/23 at 100.00 B   5,980,282
3,570 Camden County Improvement Authority, New Jersey, School Revenue
Bonds, KIPP: Cooper Norcross Academy 2022 Project, Social Series
2022, 6.000%, 6/15/62
12/30 at 100.00 BBB   3,696,485
2,370 Middlesex County Improvement Authority, New Jersey, Senior Revenue
Bonds, Heldrich Center Hotel/Conference Center Project, Series
2005A, 5.125%, 1/01/37 (4)
1/23 at 100.00 Caa3   1,566,167
New Jersey Economic Development Authority, Charter
School Revenue Bonds, Greater Brunswick Charter
School, Series 2014A:
850 5.625%, 8/01/34, 144A 8/24 at 100.00 N/R 848,878
1,530 5.875%, 8/01/44, 144A 8/24 at 100.00 N/R 1,531,163
1,000 6.000%, 8/01/49, 144A 8/24 at 100.00 N/R 1,001,870
New Jersey Economic Development Authority, Charter
School Revenue Bonds, Teaneck Community Charter
School, Series 2017A:
1,120 5.000%, 9/01/37, 144A 9/27 at 100.00 BB 1,061,895
2,325 5.125%, 9/01/52, 144A 9/27 at 100.00 BB 2,076,806
New Jersey Economic Development Authority, Fixed
Rate Revenue Bonds, Lions Gate Project, Series 2014:
1,075 5.000%, 1/01/34 1/24 at 100.00 N/R 988,559
1,675 5.250%, 1/01/44 1/24 at 100.00 N/R 1,480,616
New Jersey Economic Development Authority, Lease
Revenue Bonds, State Government Buildings-Juvenile
Justice Commission Facilities Project, Series 2018C:
230 5.000%, 6/15/36 12/27 at 100.00 BBB+ 239,780
1,000 5.000%, 6/15/47, (UB) (5) 12/27 at 100.00 BBB+ 1,010,690
9,400 New Jersey Economic Development Authority, Natural Gas Facilities
Revenue Bonds, New Jersey Natural Gas Company Project, Refunding
Series 2011C, 3.000%, 8/01/41, (AMT), (UB) (5)
8/24 at 100.00 A1   7,030,448
2,500 New Jersey Economic Development Authority, New Jersey, Transit
Transportation Project Revenue Bonds, Portal North Bridge Project
Series 2022A, 5.000%, 11/01/52, (UB) (5)
11/32 at 100.00 BBB+   2,529,975
16,950 New Jersey Economic Development Authority, New Jersey, Transit
Transportation Project Revenue Bonds, Series 2020A, 4.000%,
11/01/44, (UB) (5)
11/29 at 100.00 BBB+   14,921,932
New Jersey Economic Development Authority, School
Facilities Construction Bonds, Series 2015WW:
14,865 5.250%, 6/15/40, (UB) (5) 6/25 at 100.00 BBB+ 15,094,070
865 5.250%, 6/15/40, (Pre-refunded 6/15/25), (UB) (5) 6/25 at 100.00 N/R (6) 918,517
15,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2016AAA, 5.000%, 6/15/41, (UB) (5)
12/26 at 100.00 BBB+   15,245,400
8,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2017DDD, 5.000%, 6/15/42, (UB) (5)
6/27 at 100.00 BBB+   8,133,280
New Jersey Economic Development Authority, School
Facilities Construction Bonds, Series 2019LLL:
21,965 4.000%, 6/15/44, (UB) (5) 12/29 at 100.00 BBB+ 19,357,095
44,360 4.000%, 6/15/49, (UB) (5) 12/29 at 100.00 BBB+ 37,545,417

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey (continued)
New Jersey Economic Development Authority, School
Revenue Bonds, Leap Academy University Charter School
Inc. Project; Series 2014A:
$ 850 6.000%, 10/01/34, 144A 10/24 at 100.00 BB- $ 856,596
2,255 6.200%, 10/01/44, 144A 10/24 at 100.00 BB- 2,265,035
New Jersey Economic Development Authority, Special
Facilities Revenue Bonds, Continental Airlines Inc., Series
2000A & 2000B:
4,050 5.625%, 11/15/30, (AMT) 3/24 at 101.00 B+ 4,070,655
3,000 5.625%, 11/15/30, (AMT) 3/24 at 101.00 B+ 3,015,300
2,580 New Jersey Economic Development Authority, Special Facilities
Revenue Bonds, Continental Airlines Inc., Series 2003, 5.500%,
6/01/33, (AMT)
6/23 at 101.00 B+   2,591,094
15,895 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Village Drive Healthcare Urban Renewal LLC, Series 2018, 5.750%,
10/01/38, 144A
10/26 at 102.00 N/R   12,286,199
785 New Jersey Higher Education Assistance Authority, Student Loan
Revenue Bonds, Tender Option Bond Trust 2015-XF0151, 1.150%,
12/01/24, (AMT), 144A, (IF)
12/23 at 100.00 AA   778,265
2,500 New Jersey Higher Education Student Assistance Authority, Student
Loan Revenue Bonds, Series 2012-1B, 5.750%, 12/01/39, (AMT)
1/23 at 100.00 A   2,501,800
7,625 New Jersey Higher Education Student Assistance Authority, Student
Loan Revenue Bonds, Subordinate Series 2020C, 4.250%, 12/01/50,
(AMT), (UB) (5)
12/28 at 100.00 A2   6,810,269
23,120 New Jersey Transportation Trust Fund Authority, Federal Highway
Reimbursement Revenue Notes, Series 2016A-1, 5.000%, 6/15/30,
(UB) (5)
6/26 at 100.00 A3   24,339,118
925 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2009A, 0.000%, 12/15/38
No Opt. Call BBB+   426,166
14,990 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2018A, 4.000%, 12/15/37 - BAM Insured, (UB) (5)
12/28 at 100.00 A3   14,937,235
40,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019AA, 4.500%, 6/15/49, (UB) (5)
12/28 at 100.00 BBB+   37,659,600
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Series 2019BB:
8,715 4.000%, 6/15/44, (UB) (5) 12/28 at 100.00 BBB+ 7,680,268
2,965 5.000%, 6/15/44, (UB) , (WI/DD, Settling 1/12/23) 12/28 at 100.00 BBB 3,017,154
6,495 3.500%, 6/15/46, (UB) (5) 12/28 at 100.00 BBB+ 5,255,884
18,975 4.000%, 6/15/50, (UB) (5) 12/28 at 100.00 BBB+ 15,983,781
15,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2020AA, 4.000%, 6/15/45, (UB) (5)
12/30 at 100.00 BBB+   13,117,200
5,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A, 5.250%, 6/01/46
6/28 at 100.00 BBB+   5,018,400
338,465 Total New Jersey 309,994,803
New Mexico - 0.1%
1,185 Boulders Public Improvement District, Albuquerque, New Mexico,
Special Levy Revenue Bonds, Series 2013, 7.250%, 10/01/43
10/23 at 100.00 N/R   1,185,486
650 Boulders Public Improvement District, Albuquerque, New Mexico,
Special Levy Revenue Bonds, Series 2015, 5.750%, 10/01/44
10/25 at 100.00 N/R   585,227
3,185 Mariposa East Public Improvement District, New Mexico, Revenue
Bonds, Capital Appreciation Taxable Series 2015D, 0.000%, 3/01/32
3/23 at 64.12 N/R   1,468,158
565 Mariposa East Public Improvement District, New Mexico, Special Levy
Revenue Bonds, Series 2015A, 5.900%, 9/01/32
9/25 at 100.00 N/R   524,450

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Mexico (continued)
$ 3,890 Mariposa East Public Improvement District, New Mexico, Special Levy
Revenue Bonds, Series 2015C, 5.900%, 9/01/32
No Opt. Call N/R   $ 3,546,941
2,000 Mesa Del Sol Public Improvement District 1, Albuquerque, New Mexico,
Special Levy Revenue Bonds, Series 2013, 7.250%, 10/01/43
10/23 at 100.00 N/R   1,909,140
Trails Public Improvement District, Albuquerque, New
Mexico, Special Levy Revenue Bonds, Series 2008:
250 7.625%, 10/01/23 1/23 at 100.00 N/R 250,107
3,145 7.750%, 10/01/38 1/23 at 100.00 N/R 3,144,969
4,880 Volterra Public Improvement District, Albuquerque, New Mexico, Special
Levy Revenue Bonds, Series 2014, 7.250%, 10/01/43
10/24 at 100.00 N/R   4,614,967
3,000 Winrock Town Center Tax Increment Development District 1,
Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds,
Senior Lien Series 2022, 4.250%, 5/01/40, 144A
5/29 at 103.00 N/R   2,452,950
5,000 Winrock Town Center Tax Increment Development District 1,
Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds,
Subordinate Lien Series 2020, 8.000%, 5/01/40, 144A
11/23 at 103.00 N/R   4,404,550
27,750 Total New Mexico 24,086,945
New York - 10.4%
14,015 Broome County Local Development Corporation, New York, Revenue
Bonds, United Health Services Hospitals, Inc. Project, Series 2020,
3.000%, 4/01/45 - AGM Insured, (UB) (5)
4/30 at 100.00 AA   10,388,899
Build New York City Resource Corporation, New York,
Revenue Bonds, Global Community Charter School
Project, Series 2022A:
1,275 5.000%, 6/15/52 6/32 at 100.00 BB+ 1,163,501
1,050 5.000%, 6/15/57 6/32 at 100.00 BB+ 938,175
Build New York City Resource Corporation, New York,
Revenue Bonds, KIPP New York City Public School
Facilities, Canal West Project, Series 2022:
2,790 5.250%, 7/01/52 , (WI/DD, Settling 1/05/23) 7/32 at 100.00 BBB- 2,837,542
4,000 5.250%, 7/01/57 , (WI/DD, Settlling 1/05/23) 7/32 at 100.00 BBB- 4,038,080
Build New York City Resource Corporation, New York,
Revenue Bonds, Metropolitan College of New York,
Series 2014:
200 5.000%, 11/01/39 11/24 at 100.00 BB- 182,538
7,645 5.500%, 11/01/44 11/24 at 100.00 BB- 7,173,686
Build New York City Resource Corporation, New York,
Revenue Bonds, New World Preparatory Charter School
Project, Series 2021A:
735 4.000%, 6/15/51 6/31 at 100.00 N/R 545,172
530 4.000%, 6/15/56 6/31 at 100.00 N/R 378,950
46,520 Build NYC Resource Corporation, New York, Revenue Bonds, Albert
Einstein College of Medicine, Inc, Series 2015, 5.500%, 9/01/45, 144A
9/25 at 100.00 N/R   46,350,667
17,240 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020A-1, 5.500%, 6/01/55, 144A
12/30 at 100.00 N/R   12,932,241
Build NYC Resource Corporation, New York, Revenue
Bonds, Family Life Academy Charter School, Series
2020C-1:
5,000 5.000%, 6/01/40, 144A 12/30 at 100.00 N/R 4,188,050
10,000 5.000%, 6/01/55, 144A 12/30 at 100.00 N/R 7,623,900
2,125 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Taxable Series 2020A-2, 5.250%, 6/01/28,
144A
No Opt. Call N/R   1,979,438

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 185 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Taxable Series 2020B-2, 5.250%, 6/01/24,
144A
No Opt. Call N/R   $ 182,367
1,155 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Taxable Series 2020C-2, 5.250%, 6/01/25,
144A
No Opt. Call N/R   1,122,383
33,000 Dormitory Authority of the State of New York, General Revenue Bonds,
Northwell Health Obligated Group, Series 2022A, 4.250%, 5/01/52 -
AGM Insured, (UB) (5)
5/32 at 100.00 A-   31,848,300
4,870 Dormitory Authority of the State of New York, General Revenue Bonds,
Yeshiva University, Series 2022A, 5.000%, 7/15/50
7/32 at 100.00 BBB-   4,891,574
675 Dormitory Authority of the State of New York, Insured Revenue Bonds,
Pace University, Series 2013A, 5.000%, 5/01/38
5/23 at 100.00 BBB-   674,993
7,000 Dormitory Authority of the State of New York, Revenue Bonds,
Maimonides Medical Center, Series 2020, 3.000%, 2/01/50
8/27 at 100.00 AA+   5,320,840
8,000 Dormitory Authority of the State of New York, Revenue Bonds, Memorial
Sloan Kettering Cancer Center, Series 2017-1, 4.000%, 7/01/47, (UB)
(5)
7/27 at 100.00 AA-   7,552,800
28,690 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Obligated Group, Series 2020A, 3.000%, 9/01/50 - AGM
Insured (5)
3/30 at 100.00 A1   21,143,956
Dormitory Authority of the State of New York, Revenue
Bonds, NYU Langone Hospitals Obligated Group, Series
2020A:
26,420 3.000%, 7/01/48, (UB) (5) 7/30 at 100.00 A2 19,794,392
12,000 4.000%, 7/01/50, (UB) (5) 7/30 at 100.00 A3 11,067,000
225 Dormitory Authority of the State of New York, Revenue Bonds, Saint
Joseph?s College, Series 2021, 4.000%, 7/01/40
7/30 at 100.00 BBB-   205,711
650 Dormitory Authority of the State of New York, Revenue Bonds, Saint
Joseph's College, Series 2021, 5.000%, 7/01/51
7/30 at 100.00 BBB-   662,701
Dormitory Authority of the State of New York, Revenue
Bonds, Vaughn College of Aeronautics & Technology,
Series 2016A:
5,000 5.500%, 12/01/36, 144A 12/26 at 100.00 BB- 4,909,250
4,000 5.500%, 12/01/46, 144A 12/26 at 100.00 BB- 3,681,000
5,710 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose Series 2022A, 4.000%, 3/15/49, (UB)
(5)
3/32 at 100.00 AA+   5,300,593
6,500 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Bidding Group 1 Through 5, Series
2020A, 3.000%, 3/15/39, (UB) (5)
9/30 at 100.00 Aa1   5,517,980
Dormitory Authority of the State of New York, State
Personal Income Tax Revenue Bonds, General Purpose,
Series 2017B:
4,785 4.000%, 2/15/44, (UB) (5) 8/27 at 100.00 AA+ 4,537,616
10,685 4.000%, 2/15/46, (UB) (5) 8/27 at 100.00 AA+ 10,024,453
21,000 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2018A, 4.000%, 3/15/48,
(UB) (5)
9/28 at 100.00 Aa1   19,568,850
10,000 Dormitory Authority of the State of New York, State Personal Income
Tax Revenue Bonds, General Purpose, Series 2019A. Bidding Group
1,2,3,4, 4.000%, 3/15/49, (UB) (5)
3/29 at 100.00 Aa1   9,283,000

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 8,860 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2019D, 4.000%, 2/15/47,
(UB) (5)
2/30 at 100.00 Aa1   $ 8,293,403
Dormitory Authority of the State of New York, State
Personal Income Tax Revenue Bonds, Tender Option
Bond Trust 2015-XF1030:
2,990 8.465%, 3/15/39, 144A, (IF) (5) 3/24 at 100.00 Aa2 3,294,591
4,000 8.471%, 3/15/44, 144A, (IF) (5) 3/24 at 100.00 Aa2 4,348,960
7,630 Dormitory Authority of the State of New York, State Sales Tax Revenue
Bonds, Series 2017A Group C, 4.000%, 3/15/47, (UB) (5)
3/27 at 100.00 AA+   7,087,507
7,500 Dormitory Authority of the State of New York, State Sales Tax Revenue
Bonds, Series 2018A, 4.000%, 3/15/47, (UB) (5)
3/28 at 100.00 AA+   6,966,750
2,000 Erie County Tobacco Asset Securitization Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Series 2005A, 5.000%,
6/01/38
1/23 at 100.00 BB+   1,931,120
13,935 Glen Cove Local Economic Assistance Corporation, New York, Revenue
Bonds, Garvies Point Public Improvement Project, Capital Appreciation
Series 2016B, 0.000%, 1/01/45
No Opt. Call N/R   3,369,901
48,500 Glen Cove Local Economic Assistance Corporation, New York, Revenue
Bonds, Garvies Point Public Improvement Project, Capital Appreciation
Series 2016C, 0.000%, 1/01/55 (7)
1/34 at 100.00 N/R   40,293,315
5,560 Glen Cove Local Economic Assistance Corporation, New York, Revenue
Bonds, Garvies Point Public Improvement Project, Current Interest
Series 2016A, 5.000%, 1/01/56
1/27 at 100.00 N/R   4,716,159
4,770 Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Refunding
Series 2020B, 5.660%, 2/01/44
2/30 at 100.00 N/R   4,615,929
9,600 Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Series 2017A,
6.240%, 2/01/47
2/27 at 100.00 N/R   9,813,504
12,120 Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Series 2018A,
6.760%, 2/01/48
2/28 at 100.00 N/R   12,727,454
Hempstead Town Local Development Corporation, New
York, Education Revenue Bonds, The Academy Charter
School Project, Series 2020A:
4,460 5.530%, 2/01/40 2/30 at 100.00 N/R 4,306,933
5,880 5.730%, 2/01/50 2/30 at 100.00 N/R 5,645,682
Hempstead Town Local Development Corporation, New
York, Education Revenue Bonds, The Academy Charter
School Project, Series 2021A:
2,480 4.450%, 2/01/41 2/30 at 100.00 A2 1,950,520
5,890 4.600%, 2/01/51 2/30 at 100.00 A2 4,357,363
325 Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Taxable Series
2021B, 5.000%, 2/01/25
No Opt. Call A2   307,131
10,000 Hudson Yards Infrastructure Corporation, New York, Revenue Bonds,
Second Indenture Fiscal 2017 Series A, 4.000%, 2/15/47 - AGM
Insured, (UB) (5)
2/27 at 100.00 A+   9,162,500
5,000 Madison County Capital Resource Corporation, New York, Revenue
Bonds, Cazenovia College Project, Series 2019A, 5.500%, 9/01/23 (4)
9/22 at 100.00 N/R   4,000,000
16,000 Metropolitan Transportation Authority, New York, Dedicated Tax Fund
Bonds, Climate Bond Certified, Green Series 2017B-1, 4.000%,
11/15/52, (UB)
11/27 at 100.00 AA   14,619,520

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 9,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2019B, 4.000%,
11/15/49 - AGM Insured, (UB) (5)
5/29 at 100.00 A-   $ 8,083,440
Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond
Certified Series 2020A-1:
7,450 5.000%, 11/15/47, (UB) (5) 5/30 at 100.00 BBB+ 7,192,528
20,000 4.000%, 11/15/54 - AGM Insured, (UB) (5) 5/30 at 100.00 A- 17,678,600
Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond
Certified Series 2020C-1:
17,885 5.000%, 11/15/50, (UB) (5) 5/30 at 100.00 BBB+ 17,233,092
55,425 5.250%, 11/15/55, (UB) (5) 5/30 at 100.00 BBB+ 55,488,184
Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond
Certified Series 2020D-1:
6,500 5.000%, 11/15/43, (UB) (5) 11/30 at 100.00 BBB+ 6,336,850
37,400 5.000%, 11/15/45, (UB) (5) 11/30 at 100.00 BBB+ 36,160,938
Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond
Certified Series 2020D-2:
20,500 4.000%, 11/15/47, (UB) (5) 11/30 at 100.00 BBB+ 17,070,760
33,280 4.000%, 11/15/48, (UB) (5) 11/30 at 100.00 BBB+ 27,486,618
Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond
Certified Series 2020D-3:
39,675 4.000%, 11/15/49, (UB) (5) 11/30 at 100.00 BBB+ 32,564,447
10,000 4.000%, 11/15/50, (UB) (5) 11/30 at 100.00 BBB+ 8,157,500
Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond
Certified Series 2021A-1:
20,000 4.000%, 11/15/47, (UB) (5) 5/31 at 100.00 BBB+ 16,654,400
10,400 4.000%, 11/15/48, (UB) (5) 5/31 at 100.00 BBB+ 8,589,568
27,000 4.000%, 11/15/50, (UB) (5) 5/31 at 100.00 BBB+ 22,025,250
31,080 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Refunding Green Climate Certified Series 2020E,
4.000%, 11/15/45, (UB) (5)
11/30 at 100.00 BBB+   26,323,206
83,625 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Refunding Series 2017D, 4.000%, 11/15/42, (UB) (5)
5/28 at 100.00 BBB+   72,611,588
9,800 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Series 2013E, 5.000%, 11/15/43, (UB) (5)
11/23 at 100.00 BBB+   9,554,020
15,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Series 2021A-2, 4.000%, 11/15/43, (UB) (5)
5/31 at 100.00 BBB+   12,912,600
Monroe County Industrial Development Corporation,
New York, Revenue Bonds, Academy of Health Sciences
Charter School Project, Social Impact Series 2022:
2,675 5.875%, 7/01/52, 144A 7/32 at 100.00 N/R 2,556,177
2,000 6.000%, 7/01/57, 144A 7/32 at 100.00 N/R 1,907,860
9,070 MTA Hudson Rail Yards Trust Obligations, New York, MTA Financing
Agreement Payable by the Metropolitan Transportation Authority,
Series 2016A, 5.000%, 11/15/56, (UB) , (WI/DD, Settling 1/05/23)
11/23 at 100.00 A3   9,004,605
Nassau County Tobacco Settlement Corporation, New
York, Tobacco Settlement Asset-Backed Bonds, Series
2006A-3:
760 5.000%, 6/01/35 1/23 at 100.00 CCC+ 703,844
710 5.125%, 6/01/46 1/23 at 100.00 CCC+ 651,183

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 5,000 New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Series 2014G, 3.900%, 5/01/45
11/23 at 100.00 Aa2   $ 4,350,550
New York City Industrial Development Agency, New
York, Civic Facility Revenue Bonds, Bronx Parking
Development Company, LLC Project, Series 2007:
2,890 2.250%, 10/01/22 (4) No Opt. Call N/R 2,312,000
18,995 2.300%, 10/01/27 (4) 1/23 at 100.00 N/R 15,196,000
34,160 0.000%, 10/01/37 (4) 1/23 at 100.00 N/R 27,328,000
70,725 2.350%, 10/01/46 (4) 1/23 at 100.00 N/R 56,580,000
13,175 New York City Industrial Development Agency, New York, PILOT
Payment in Lieu of Taxes Revenue Bonds, Yankee Stadium Project,
Series 2020A, 3.000%, 3/01/49 - AGM Insured, (UB) (5)
9/30 at 100.00 BBB+   9,600,623
New York City Municipal Water Finance Authority, New
York, Water and Sewer System Revenue Bonds, Tender
Option Bond Trust 2015-XF0129:
970 7.717%, 6/15/46, 144A, (IF) (5) 6/23 at 100.00 AA+ 984,851
1,320 7.720%, 6/15/46, 144A, (IF) (5) 6/23 at 100.00 AA+ 1,340,222
2,000 7.720%, 6/15/46, 144A, (IF) (5) 6/23 at 100.00 AA+ 2,030,640
3,700 8.391%, 6/15/46, 144A, (IF) (5) 6/23 at 100.00 AA+ 3,756,684
14,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2017
Series DD, 5.000%, 6/15/47, (UB) (5)
12/26 at 100.00 AA+   14,549,780
3,450 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2021
Series BB-1, 3.000%, 6/15/50
12/30 at 100.00 AA+   2,540,477
1,600 New York City Municipal Water Finance Authority, Water and Sewer
System Second General Resolution Revenue Bonds, Tender Option
Bond Trust 2015-XF1022, 8.223%, 6/15/47, 144A, (IF) (5)
6/23 at 100.00 AA+   1,622,752
New York City Transitional Finance Authority, New York,
Building Aid Revenue Bonds, Fiscal Series 2015S-2:
2,500 5.000%, 7/15/40, (UB) (5) 7/25 at 100.00 AA 2,578,175
5,000 5.000%, 7/15/41, (UB) (5) 7/25 at 100.00 AA 5,150,250
10,000 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal Series 2016S-1, 4.000%, 7/15/45, (UB) (5)
1/26 at 100.00 AA   9,405,400
21,900 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2017 Series E-1, 4.000%, 2/01/44,
(UB) (5)
2/27 at 100.00 Aa1   20,625,420
New York City Transitional Finance Authority, New York,
Future Tax Secured Bonds, Subordinate Fiscal 2018
Series C-3:
4,490 4.000%, 5/01/42, (UB) (5) 5/28 at 100.00 Aa1 4,279,643
5,990 4.000%, 5/01/43, (UB) (5) 5/28 at 100.00 Aa1 5,671,512
9,005 4.000%, 5/01/44, (UB) (5) 5/28 at 100.00 Aa1 8,476,947
13,495 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2020 Subseries B-1, 4.000%,
11/01/43, (UB)
11/29 at 100.00 Aa1   12,766,675
3,060 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2021 Subseries C-1, 3.000%,
5/01/48
11/30 at 100.00 Aa1   2,248,519
8,500 New York City, New York, General Obligation Bonds, Fiscal 2018 Series
B-1, 4.000%, 10/01/41, (UB) (5)
10/27 at 100.00 AA-   8,178,190
New York City, New York, General Obligation Bonds,
Fiscal 2021 Series F-1:
10,725 4.000%, 3/01/47, (UB) (5) 3/31 at 100.00 AA- 10,031,843
2,610 3.000%, 3/01/51 3/31 at 100.00 AA- 1,979,320

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 12,525 New York Convention Center Development Corporation, New York,
Revenue Bonds, Hotel Unit Fee Secured, Senior Lien Series 2016A,
0.000%, 11/15/47
No Opt. Call A2   $ 3,542,571
75,000 New York Counties Tobacco Trust V, New York, Tobacco Settlement Pass-
Through Bonds, SubordinateTurbo CABs, Series 2005-S2, 0.000%,
6/01/50
1/23 at 19.31 N/R   9,842,250
New York Liberty Development Corporation, New York,
Liberty Revenue Bonds, 3 World Trade Center Project,
Class 2 Series 2014:
9,000 5.150%, 11/15/34, 144A 11/24 at 100.00 N/R 8,719,830
37,245 5.375%, 11/15/40, 144A 11/24 at 100.00 N/R 36,262,477
109,500 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 3 Series 2014, 7.250%,
11/15/44, 144A
11/24 at 100.00 N/R   110,050,785
New York Liberty Development Corporation, New York,
Liberty Revenue Bonds, 4 World Trade Center Project,
Refunding Green Series 2021A:
25,000 3.000%, 11/15/51 11/31 at 100.00 A 17,690,250
34,135 3.000%, 11/15/51, (UB) (5) 11/31 at 100.00 A 24,154,267
5,800 3.000%, 11/15/51 - BAM Insured 11/31 at 100.00 AA 4,203,550
New York Liberty Development Corporation, New York,
Liberty Revenue Bonds, 7 World Trade Center Project,
Refunding Green Series 2022A-CL2:
53,495 3.125%, 9/15/50, (UB) 3/30 at 100.00 Aaa 41,123,211
13,180 3.125%, 9/15/50 3/30 at 100.00 Aaa 10,131,862
7,045 3.250%, 9/15/52, (UB) (5) 3/30 at 100.00 Aa3 5,296,642
3,420 3.500%, 9/15/52, (UB) (5) 3/30 at 100.00 A2 2,639,590
10,000 New York State Power Authority, General Revenue Bonds, Series 2020A,
4.000%, 11/15/50, (UB) (5)
5/30 at 100.00 AA   9,208,600
15,600 New York State Thruway Authority, General Revenue Bonds, Series
2021O, 4.000%, 1/01/45, (UB) (5)
7/31 at 100.00 A   14,601,444
New York State Thruway Authority, General Revenue
Junior Indebtedness Obligations, Series 2019B:
1,980 3.000%, 1/01/53, (UB) (5) 1/30 at 100.00 A1 1,436,945
20,000 4.000%, 1/01/53, (UB) (5) 1/30 at 100.00 A- 17,950,400
5,000 New York State Thruway Authority, State Personal Income Tax Revenue
Bonds, Bidding Group 1 Series 2022A, 4.000%, 3/15/49, (UB) (5)
9/32 at 100.00 AA+   4,670,800
7,045 New York State Thruway Authority, State Personal Income Tax Revenue
Bonds, Bidding Group 5 Transportation Series 2021A-1, 4.000%,
3/15/43, (UB) (5)
3/31 at 100.00 AA+   6,699,091
19,365 New York State Urban Development Corporation, State Personal Income
Tax Revenue Bonds, General Purpose Group 2, Series 2017C, 4.000%,
3/15/44, (UB) (5)
9/27 at 100.00 AA+   18,207,941
24,635 New York State Urban Development Corporation, State Personal Income
Tax Revenue Bonds, General Purpose, Series 2020A, 4.000%, 3/15/45,
(UB) (5)
9/30 at 100.00 Aa1   23,049,491
New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal
B Redevelopment Project, Series 2016A:
9,000 5.000%, 7/01/46, (AMT) 7/24 at 100.00 Baa2 8,721,810
4,990 5.000%, 7/01/46 - AGM Insured, (AMT), (UB) (5) 7/24 at 100.00 A1 4,895,440
4,740 4.000%, 1/01/51 - AGM Insured, (AMT), (UB) (5) 7/24 at 100.00 BBB 3,800,674

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
New York Transportation Development Corporation,
New York, Special Facility Revenue Bonds, American
Airlines, Inc. John F Kennedy International Airport Project,
Refunding Series 2016:
$ 305 5.000%, 8/01/26, (AMT) 1/23 at 100.00 B- $ 304,988
18,570 5.000%, 8/01/31, (AMT) 1/23 at 100.00 B- 18,205,842
9,385 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Series 2020, 5.250%, 8/01/31, (AMT)
8/30 at 100.00 B-   9,431,831
New York Transportation Development Corporation,
Special Facility Revenue Bonds, Delta Air Lines, Inc.
- LaGuardia Airport Terminals C&D Redevelopment
Project, Series 2018:
2,555 5.000%, 1/01/33, (AMT) 1/28 at 100.00 BB+ 2,586,452
1,000 5.000%, 1/01/34, (AMT) 1/28 at 100.00 BB+ 1,007,890
8,950 Niagara Area Development Corporation, New York, Solid Waste
Disposal Facility Revenue Refunding Bonds, Covanta Energy Project,
Series 2018A, 4.750%, 11/01/42, (AMT), 144A
7/23 at 100.00 B   7,956,908
3,140 Ogdensburg Bridge and Port Authority, New York, Revenue Bonds,
Series 2017, 5.750%, 7/01/47, (AMT), 144A
7/27 at 100.00 N/R   2,827,068
4,125 Oneida County Local Development Corporation, New York, Revenue
Bonds, Mohawk Valley Health System Project, Series 2019A, 3.000%,
12/01/44
12/29 at 100.00 AA   3,138,506
4,615 Oneida County Local Development Corporation, New York, Revenue
Bonds, Mohawk Valley Health System Project, Series 2021A, 3.000%,
12/01/51 - AGM Insured
12/31 at 100.00 AA   3,263,036
1,720 Otsego County Capital Resource Corporation, New York, Revenue
Bonds, Hartwick College Project, Series 2015A, 5.000%, 10/01/45
10/25 at 100.00 B1   1,377,496
12,200 Port Authority of New York and New Jersey, Consolidated Revenue
Bonds, Two Hundred Eleventh Series 2018, 4.000%, 9/01/43, (UB) (5)
9/28 at 100.00 AA-   11,688,820
20,660 Port Authority of New York and New Jersey, Consolidated Revenue
Bonds, Two Hundred Seventeen Series 2019, 4.000%, 11/01/49, (UB)
(5)
11/29 at 100.00 AA-   19,313,588
Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Twenty-One Series 2020:
1,900 4.000%, 7/15/37, (AMT), (UB) (5) 7/30 at 100.00 AA- 1,802,568
25,765 4.000%, 7/15/55, (AMT), (UB) (5) 7/30 at 100.00 AA- 22,382,313
5,745 Port Authority of New York and New Jersey, Consolidated Revenue
Bonds, Two Hundred Twenty-Third Series 2021, 4.000%, 7/15/51,
(AMT), (UB) (5)
7/31 at 100.00 A+   5,072,318
405 Suffolk County Industrial Development Agency, New York, Revenue
Bonds, Nissequogue Cogeneration Partners Facility, Series 1998,
5.500%, 1/01/23, (AMT)
12/22 at 100.00 N/R   405,000
21,000 Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Series 2021B-2, 0.000%, 6/01/66
6/31 at 27.72 N/R   2,177,070
2,000 Syracuse Industrial Development Authority, New York, PILOT Revenue
Bonds, Carousel Center Project, Refunding Series 2016A, 5.000%,
1/01/33, (AMT)
1/26 at 100.00 C   1,517,200
Triborough Bridge and Tunnel Authority, New York,
General Purpose Revenue Bonds, MTA Bridges &
Tunnels, Series 2018A:
50,335 4.000%, 11/15/47, (UB) (5) 5/28 at 100.00 AA- 46,488,903
19,655 4.000%, 11/15/48, (UB) (5) 5/28 at 100.00 AA- 18,069,824

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 5,045 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Series 2021C-1A, 4.000%, 5/15/46, (UB) (5)
11/31 at 100.00 AA+   $ 4,696,340
5,110 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Series 2021C-3, 4.000%, 5/15/51, (UB) (5)
11/31 at 100.00 AA+   4,689,243
20,000 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Series 2022 A, 4.000%, 5/15/51, (UB) (5)
5/32 at 100.00 AA+   18,353,200
9,060 Triborough Bridge and Tunnel Authority, New York, Sales Tax Revenue
Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox-City Sales Tax,
Series 2022A, 4.000%, 5/15/57, (UB) (5)
11/32 at 100.00 N/R   8,459,684
TSASC Inc., New York, Tobacco Asset-Backed Bonds,
Series 2006:
10,000 5.000%, 6/01/45 6/27 at 100.00 CCC+ 8,991,600
35,925 5.000%, 6/01/48 6/27 at 100.00 N/R 31,736,504
Westchester County Local Development Corporation,
New York, Revenue Bond, Purchase Senior Learning
Community, Inc. Project, Accd Inv Series 2021A:
43,750 4.500%, 7/01/56, 144A 7/27 at 104.00 N/R 29,975,312
6,025 5.000%, 7/01/56, 144A 7/27 at 104.00 N/R 4,612,680
1,225 Westchester County Local Development Corporation, New York,
Revenue Bonds, Pace University, Series 2014A, 5.000%, 5/01/34
5/24 at 100.00 BBB-   1,231,149
1,250 Western Regional Off-Track Betting Corporation, New York, Tax Exempt
Revenue Bonds, Additional Secured General Obligation Series 2021,
4.125%, 12/01/41, 144A
6/31 at 100.00 N/R   905,563
2,078,790 Total New York 1,749,919,388
North Carolina - 0.3%
8,540 Charlotte, North Carolina, Water and Sewer System Revenue Bonds,
Series 2022A, 4.000%, 7/01/52, (UB) (5)
7/32 at 100.00 AAA   8,177,050
167 Hillsborough, North Carolina, Special Assessement Revenue Bonds,
Series 2013, 7.750%, 2/01/24
2/23 at 100.00 N/R   166,831
1,600 Mooresville, North Carolina, Special Assessment Revenue Bonds, Series
2015, 5.375%, 3/01/40, 144A
3/25 at 100.00 N/R   1,451,248
7,835 North Carolina Department of Transportation, Private Activity Revenue
Bonds, I-77 Hot Lanes Project, Series 2015, 5.000%, 6/30/54, (AMT)
6/25 at 100.00 BBB   7,635,756
580 North Carolina Medial Care Commission, Health Care Facilities Revenue
Bonds, Rex Healthcare, Series 2020A, 3.000%, 7/01/45
1/30 at 100.00 A2   436,050
North Carolina Medical Care Commission, Revenue
Bonds, First Mortgage Galloway Ridge Project, Refunding
Series 2014A:
2,510 5.250%, 1/01/41 1/24 at 100.00 N/R 2,299,361
210 5.250%, 1/01/41, (Pre-refunded 1/01/24) 1/24 at 100.00 N/R (6) 214,542
North Carolina Turnpike Authority, Triangle Expressway
System Revenue Bonds, Capital Appreciation Series
2019:
5,000 0.000%, 1/01/40 1/30 at 74.03 AA+ 2,356,850
6,000 0.000%, 1/01/41 1/30 at 71.45 AA+ 2,674,500
5,150 0.000%, 1/01/42 1/30 at 68.97 AA+ 2,182,931
4,500 0.000%, 1/01/43, (UB) (5) 1/30 at 66.61 AA+ 1,809,945
3,250 0.000%, 1/01/46, (UB) (5) 1/30 at 60.08 AA+ 1,114,425
22,000 0.000%, 1/01/48, (UB) (5) 1/30 at 55.97 AA+ 6,802,180
3,600 0.000%, 1/01/49, (UB) (5) 1/30 at 54.10 AA+ 1,058,148
7,091 Winston-Salem, North Carolina, Multifamily Housing Revenue Bonds,
Rolling Hills Apartments, Series 2016, 4.400%, 11/01/56, (Mandatory
Put 7/01/34)
7/33 at 100.00 N/R   6,038,513
78,033 Total North Carolina 44,418,330

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
North Dakota - 0.2%
Grand Forks, North Dakota, Health Care System Revenue
Bonds, Altru Health System Obligated Group, Series
2021:
$ 6,625 3.000%, 12/01/46 - AGM Insured 12/31 at 100.00 BBB- $ 4,901,705
9,830 3.000%, 12/01/51 - AGM Insured, (UB) (5) 12/31 at 100.00 BBB- 6,967,307
3,300 Grand Forks, North Dakota, Senior Housing & Nursing Facilities Revenue
Bonds, Valley Homes and Services Obligated Group, Series 2017,
5.000%, 12/01/36
12/26 at 100.00 N/R   2,931,456
6,370 North Dakota Public Finance Authority, Capital Financing Program
Revenue Bonds, Series 2015C, 5.000%, 6/01/40, (UB) (5)
6/25 at 100.00 AA-   6,607,665
Williston, North Dakota, Multifamily Housing Revenue
Bonds, Eagle Crest Apartments LLC Project, Series 2013:
3,070 6.250%, 9/01/23 (4) No Opt. Call N/R 1,381,500
14,230 7.750%, 9/01/38 (4) 9/23 at 100.00 N/R 6,403,500
43,425 Total North Dakota 29,193,133
Ohio - 2.7%
9,900 Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital
Facilities Revenue Bonds, Summa Health System, Refunding &
Improvement Series 2016, 5.250%, 11/15/46
11/26 at 100.00 BBB+   10,006,128
1,221,380 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Capital Appreciation Series 2020B-3 Class 2, 0.000%, 6/01/57
6/30 at 22.36 N/R   140,251,065
1,580 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 N/R   1,373,462
690 Cleveland-Cuyahoga County Port Authority, Ohio, Tax Increment
Financing Revenue Bonds, Flats East Bank Project, Refunding Senior
Series 2021A, 4.000%, 12/01/55, 144A
12/29 at 100.00 BB   536,503
22,870 County of Washington, Ohio, Hospital Facilities Revenue Bonds, Series
2022, 6.750%, 12/01/52
12/32 at 100.00 N/R   22,395,905
6,275 Evans Farm New Communty Authority, Ohio, Community Development
Charge Revenue Bonds, Evans Farm Mixed-Use Project, Series 2020,
4.000%, 12/01/46
6/29 at 100.00 N/R   4,819,827
15,460 Great Oaks Career Campuses Board of Education, Brown, Butler,
Clermont, Clinton, Fayette, Greene, Hamilton, Highland, Madison,
Pickaway, Ross and Warren, Ohio, Certificates of Participation, School
Improvement Project, Series 2021, 3.000%, 12/01/50
12/29 at 100.00 Aa1   11,575,520
6,765 Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC Health,
Series 2020, 5.000%, 9/15/50, (UB) (5)
3/30 at 100.00 A3   6,575,783
3,800 Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC Health,
Tender Option Bond Trust 2015-XF1005, 6.783%, 2/01/44, 144A, (IF)
(5)
2/24 at 100.00 A3   3,687,178
2,000 Hardin County, Ohio Economic Development Facility Revenue Bonds,
Ohio Northern University, Refunding & Improvement Series 2020,
5.500%, 5/01/50
5/27 at 103.00 N/R   1,725,240
2,480 Hilliard Hickory Chase Community Authority, Ohio, Infustructure
Improvement Revenue Bonds, Hickory Chase Project, Senior Series
2019A, 5.000%, 12/01/40, 144A
12/29 at 100.00 N/R   2,210,895
2,750 Jefferson County Port Authority, Ohio, Economic Develoepment
Revenue Bonds, JSW Steel USA Ohio, Inc. Project, Series 2021,
3.500%, 12/01/51, (AMT)
12/31 at 100.00 Ba1   1,906,465
3,250 Jeffrey Place New Community Authority, Ohio, Jeffrey Place
Redevelopment Bonds, Series 2007A, 5.000%, 12/01/32
1/23 at 100.00 N/R   2,968,777

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
$ 6,330 Jeffrey Place New Community Authority, Ohio, Jeffrey Place
Redevelopment Bonds, Series 2014A, 6.250%, 12/01/33
6/23 at 100.00 N/R   $ 5,962,227
4,640 Lorain County Port Authority, Ohio, Tax Increment Revenue Bonds, North
Ridgeville- Riddell Public Improvement Project, Series 2017, 5.750%,
12/01/41, 144A
12/26 at 100.00 N/R   4,278,219
16,000 Miami County, Ohio, Hospital Facilities Revenue Bonds, Kettering Health
Network Obligated Group Project, Refunding Improvement Series
2019, 5.000%, 8/01/49, (UB) (5)
8/28 at 100.00 A2   16,282,080
Montgomery County, Ohio, Hospital Facilities Revenue
Bonds, Kettering Health Network Obligated Group
Project, Refunding & Improvement Series 2021:
5,975 3.000%, 8/01/40, (UB) (5) 2/31 at 100.00 A2 4,756,339
4,745 3.000%, 8/01/51 2/31 at 100.00 A2 3,255,734
11,160 Montgomery County, Ohio, Hospital Facilities Revenue Bonds, Kettering
Health Network Obligated Group, Series 2016, 4.000%, 8/01/47, (UB)
(5)
8/26 at 100.00 A2   10,235,729
Muskingum County, Ohio, Hospital Facilities Revenue
Bonds, Genesis HealthCare System Obligated Group
Project, Series 2013:
3,685 5.000%, 2/15/33 2/23 at 100.00 Ba2 3,685,811
9,060 5.000%, 2/15/44 2/23 at 100.00 Ba2 8,231,010
1,500 5.000%, 2/15/48 2/23 at 100.00 Ba2 1,291,185
500 Northeast Ohio Medical University, General Receipts Bonds, Refunding
Series 2021A, 3.000%, 12/01/40
12/30 at 100.00 Baa1   388,310
77,812 Ohio Air Quality Development Authority, Ohio, Air Quality Development
Revenue Bonds, FirstEnergy Generation Corporation Project, Series
2009A, 5.700%, 8/01/23
No Opt. Call N/R   97,266
50,085 Ohio Air Quality Development Authority, Ohio, Exempt Facilities
Revenue Bonds, AMG Vanadium Project, Series 2019, 5.000%,
7/01/49, (AMT), 144A
7/29 at 100.00 B-   44,633,248
18,020 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Generation Corporation Project,
Refunding Series 2009B, 3.100%, 3/01/23
No Opt. Call N/R   22,525
30,400 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Generation Corporation Project,
Refunding Series 2009D, 3.375%, 8/01/29, (Mandatory Put 9/15/21)
No Opt. Call BBB-   26,737,712
29,738 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Generation Project, Refunding Series
2006A, 3.750%, 12/01/23 (4)
No Opt. Call N/R   37,173
3,570 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Nuclear Generation Corporation Project,
Refunding Series 2010A, 3.125%, 7/01/33 (4)
No Opt. Call N/R   4,463
17,065 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Nuclear Generation Corporation Project,
Refunding Series 2010B, 3.750%, 6/01/33 (4)
No Opt. Call N/R   21,331
5,950 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding
Series 2005B, 3.125%, 1/01/34 (4)
No Opt. Call N/R   7,437
10,125 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding
Series 2006B, 3.625%, 12/01/33 (4)
No Opt. Call N/R   12,656
3,810 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding
Series 2008B, 3.625%, 10/01/33 (4)
No Opt. Call N/R   4,762

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
$ 7,175 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding
Series 2008C, 3.950%, 11/01/32 (4)
No Opt. Call N/R   $ 8,969
2,300 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Pratt
Paper Ohio, LLC Project, Series 2017, 4.500%, 1/15/48, (AMT), 144A
1/28 at 100.00 N/R   2,020,481
48,650 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Generating Corporation Project, Refunding Series 2006A,
3.000%, 5/15/49 (4)
No Opt. Call N/R   60,813
36,355 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2005B, 4.000%, 1/01/34 (4)
No Opt. Call N/R   45,444
11,290 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2008B, 3.625%, 10/01/33
No Opt. Call N/R   14,113
16,065 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2008C, 3.950%, 11/01/32 (4)
No Opt. Call N/R   20,081
24,315 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2010A, 3.750%, 7/01/33 (4)
No Opt. Call N/R   30,394
19,175 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2010C, 4.000%, 6/01/33
No Opt. Call N/R   23,969
49,675 Ohio Water Development Authority, Pollution Control Revenue
Refunding Bonds, FirstEnergy Nuclear Generating Corporation
Project, Series 2006B, 4.000%, 12/01/33 (4)
No Opt. Call N/R   62,094
8,525 Port of Greater Cincinnati Development Authority, Ohio, Special
Obligation Development TIF Revenue Bonds, RBM Development -
Phase 2A Project, Series 2016B, 5.000%, 12/01/46
12/26 at 100.00 N/R   7,174,896
17,055 Port of Greater Cincinnati Development Authority, Ohio, Special
Obligation Development TIF Revenue Bonds, RBM Development -
Phase 2B Project, Series 2018A, 6.000%, 12/01/50
12/28 at 100.00 N/R   15,323,576
13,880 Port of Greater Cincinnati Development Authority, Ohio, Special
Obligation Tax Increment Financing Revenue Bonds, Cooperative
Township Public Parking Project, Gallery at Kenwood, Senior Lien
Series 2019A, 5.000%, 11/01/51
11/30 at 100.00 N/R   10,645 ,960
Seneca County, Ohio, Health Care Facilities Revenue
Bonds, VOA Care Rehabilitation Centers, Inc., Series
2014A:
1,500 6.500%, 7/01/34 7/24 at 100.00 N/R 1,334,970
3,000 6.750%, 7/01/43 7/24 at 100.00 N/R 2,517,270
5,000 7.000%, 7/01/49 7/24 at 100.00 N/R 4,183,100
1,200 Southeastern Ohio Port Authority, Hosptial Facilities Revenue Bonds,
Memorial Health System Obligated Group Project, Improvement
Series 2015, 5.500%, 12/01/43
12/24 at 100.00 B+   1,202,556
Southern Ohio Port Authority, Ohio, Facility Revenue
Bonds, Purecycle Project, Series 2020A:
2,000 6.500%, 12/01/30, (AMT), 144A 12/27 at 103.00 N/R 1,505,840
42,350 7.000%, 12/01/42, (AMT), 144A 12/27 at 103.00 N/R 29,183,385
Southern Ohio Port Authority, Ohio, Facility Revenue
Bonds, Purecycle Project, Series 2020B:
8,000 10.000%, 12/01/25, (AMT), 144A 12/24 at 105.00 N/R 7,491,760
2,000 10.000%, 12/01/27, (AMT), 144A 12/26 at 105.00 N/R 1,769,260

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
$ 25,585 Tuscarawas County Economic Development and Finance Alliance,
Ohio, Higher Education Facilities Revenue Bonds, Ashland University,
Refunding & Improvement Series 2015, 6.000%, 3/01/45
3/25 at 100.00 N/R   $ 25,335,035
1,954,465 Total Ohio 449,931,931
Oklahoma - 0.4%
1,500 Mannford Public Works Authority, Oklahoma, Revenue Bonds, Capital
Improvement Series 2021, 3.250%, 1/01/51
1/29 at 100.00 N/R   1,105,395
5,475 Norman Regional Hospital Authority, Oklahoma, Hospital Revenue
Bonds, Series 2019, 4.000%, 9/01/45, (UB) (5)
9/29 at 100.00 Baa2   4,645,318
9,615 Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Series 2018B, 5.500%, 8/15/52
8/28 at 100.00 BB-   8,799,071
5,910 Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Taxable Series 2022, 5.500%, 8/15/37
8/32 at 100.00 N/R   5,558,178
Payne County Economic Development Authority,
Oklahoma, Revenue Bonds, Epworth Living at the Ranch,
Series 2016A:
2,828 0.000%, 11/01/46 (4) 11/26 at 100.00 N/R 7,071
4,149 0.000%, 11/01/51 (4) 11/26 at 100.00 N/R 10,373
2,620 Tulsa Authority for Economic Opportunity, Tulsa County, Oklahoma, Tax
Apportionment Revenue Bonds, Santa Fe Square Project, Series 2021,
4.375%, 12/01/41, 144A
12/31 at 100.00 N/R   2,116,829
1,565 Tulsa Authority for Economic Opportunity, Tulsa County, Oklahoma,
Tax Apportionment Revenue Bonds, Vast Bank Project, Series 2021,
4.000%, 12/01/43, 144A
12/31 at 100.00 N/R   1,197,898
14,000 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American
Airlines Inc., Refunding Series 2000B, 5.500%, 6/01/35, (AMT)
6/23 at 100.00 N/R   13,998,320
2,850 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American
Airlines Inc., Refunding Series 2001A, 5.500%, 12/01/35, (AMT)
6/23 at 100.00 N/R   2,849,658
16,080 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American
Airlines Inc., Refunding Series 2001B, 5.500%, 12/01/35, (AMT)
6/23 at 100.00 N/R   16,078,070
10,000 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American
Airlines Inc., Refunding Series 2015, 5.000%, 6/01/35, (AMT),
(Mandatory Put 6/01/25)
6/25 at 100.00 B-   10,030,300
76,592 Total Oklahoma 66,396,481
Oregon - 0.3%
10,000 Medford Hospital Facilities Authority, Oregon, Hospital Revenue Bonds,
Asante Health System, Refunding Series 2020A, 4.000%, 8/15/45 -
AGM Insured, (UB) (5)
8/30 at 100.00 A+   9,268,700
815 Oregon Facilities Authority, Revenue Bonds, Howard Street Charter
School Project, Series 2019A, 5.250%, 6/15/55, 144A
6/27 at 102.00 N/R   707,306
Oregon Facilities Authority, Revenue Bonds, Metro East
Web Academy Project, Series 2019A:
670 5.000%, 6/15/39, 144A 6/27 at 102.00 N/R 621,693
1,810 5.000%, 6/15/49, 144A 6/27 at 102.00 N/R 1,564,998
8,590 Oregon Facilities Authority, Revenue Bonds, Providence Health &
Services, Series 2015C, 5.000%, 10/01/45, (UB) (5)
10/25 at 100.00 A+   8,705,793
Oregon Facilities Authority, Revenue Bonds, Redmond
Proficiency Academy Project, Series 2015A:
550 5.500%, 6/15/35, 144A 6/25 at 100.00 N/R 549,489
1,650 5.750%, 6/15/46, 144A 6/25 at 100.00 N/R 1,618,716
3,625 Oregon Facilities Authority, Revenue Bonds, Redmond Proficiency
Academy Project, Series 2016A, 5.250%, 6/15/51
6/25 at 100.00 N/R   3,184,671

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Oregon (continued)
$ 10,000 Oregon Health and Science University, Revenue Bonds, Green Series
2021A, 4.000%, 7/01/51, (UB) (5)
1/32 at 100.00 N/R   $ 9,488,200
9,135 Oregon Health and Science University, Revenue Bonds, Series 2019A,
3.000%, 7/01/49, (UB) (5)
1/30 at 100.00 AA-   6,779,266
2,410 Oregon State Facilities Authority, Oregon, Charter School Revenue
Bonds, Academy for Character Education, Series 2022A, 7.000%,
6/15/52, 144A
6/32 at 100.00 N/R   2,416,435
320 Oregon State Facilities Authority, Oregon, Charter School Revenue
Bonds, Academy for Character Education, Series 2022B, 9.000%,
6/15/29, 144A
No Opt. Call N/R   319,334
3,125 Polk County Hospital Facility Authority, Oregon, Revenue Bonds, Dallas
Retirement Village Project, Series 2015A, 5.375%, 7/01/45
7/25 at 100.00 N/R   2,755,969
Port of Alsea, Lincoln County, Oregon, General
Obligation Bonds, Series 2018:
385 4.000%, 6/15/38 6/28 at 100.00 N/R 379,360
800 4.375%, 6/15/43 6/28 at 100.00 N/R 793,256
2,480 Port of Saint Helens, Oregon, Pollution Control Revenue Bonds, Boise
Cascade Project, Series 1997, 5.650%, 12/01/27
1/23 at 100.00 N/R   2,491,185
56,365 Total Oregon 51,644,371
Pennsylvania - 2.3%
12,775 Allegheny Country Industrial Development Authority, Pennsylvania,
Environmental Improvement Revenue Bonds, United States Steel
Corporation Project, Series 2012, 5.750%, 8/01/42, (AMT)
1/23 at 100.00 B1   12,774,361
2,905 Allegheny County Industrial Development Authority, Pennsylvania, ,
Charter School Revenue Bonds, Propel Charter School-Sunrise, Series
2013, 6.000%, 7/15/38
7/23 at 100.00 BB+   2,929,809
1,170 Allegheny County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Penn Hills Charter School of Entrepreneurship, Series
2021A, 4.000%, 6/15/56
6/31 at 100.00 BB   795,261
4,000 Allentown Commercial and Industrial Development Authority,
Pennsylvania, Revenue Bonds, Arts Academy Charter Middle School
Foundation Project, Series 2022A, 5.000%, 6/15/57, 144A
6/29 at 103.00 N/R   3,291,040
Allentown Commercial and Industrial Development
Authority, Pennsylvania, Revenue Bonds, Executive
Education Academy Charter School, Series 2017:
2,400 6.000%, 7/01/37, 144A 7/24 at 100.00 N/R 2,345,544
11,015 6.250%, 7/01/47, 144A 7/24 at 100.00 N/R 10,434,950
5,755 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, 615 Waterfront Project, Senior
Series 2021, 6.000%, 5/01/42, 144A
5/31 at 100.00 N/R   5,754,827
35,695 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Generation Project, Refunding
Series 2006A, 3.500%, 4/01/41 (4)
No Opt. Call N/R   44,619
45,855 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project,
Refunding Series 2005A, 4.000%, 1/01/35 (4)
No Opt. Call N/R   57,319
46,000 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project,
Refunding Series 2008A, 2.700%, 4/01/35 (4)
No Opt. Call N/R   57,500
50,320 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project,
Series 2006B, 3.500%, 12/01/35 (4)
No Opt. Call N/R   62,900

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
$ 9,200 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Refunding Bonds, FirstEnergy Generation Project,
Series 2008B, 3.750%, 10/01/47
4/31 at 100.00 BBB-   $ 6,862,372
17,965 Berks County Industrial Development Authority, Pennsylvania, Health
System Revenue Bonds, Tower Health Project, Series 2017, 5.000%,
11/01/47, (UB)
11/27 at 100.00 BB-   12,149,011
2,110 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Reading Hospital & Medical Center Project, Tender Option Bonds
3374. As of 6/4/2015 Converted to Trust 2015-XF2049, 7.682%,
11/01/44, 144A, (IF) (5)
5/22 at 100.00 B+   (1,103,230)
Central Bradford Progress Authority, Pennsylvania,
Revenue Bonds, Guthrie Health, Series 2021B:
8,160 3.000%, 12/01/44 - BAM Insured, (UB) (5) 12/31 at 100.00 AA 6,262,473
6,305 4.000%, 12/01/51 - BAM Insured, (UB) (5) 12/31 at 100.00 AA 5,684,084
Chester County Health and Education Facilities Authority,
Pennsylvania, Revenue Bonds, Simpson Senior Services
Project, Series 2015A:
705 5.000%, 12/01/30 12/25 at 100.00 N/R 668,304
680 5.000%, 12/01/35 12/25 at 100.00 N/R 625,777
1,400 5.250%, 12/01/45 12/25 at 100.00 N/R 1,249,332
6,000 Chester County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Collegium Charter School Project, Series 2017A,
5.250%, 10/15/47
4/27 at 100.00 BB   5,320,500
1,000 Chester County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Collegium Charter School Project, Series 2022,
6.000%, 10/15/52, 144A
10/32 at 100.00 BB   963,670
Chester County Industrial Development Authority,
Pennsylvania, Special Obligation Bonds, Woodlands at
Greystone Project, Series 2018:
506 5.000%, 3/01/38, 144A 3/28 at 100.00 N/R 488,746
1,306 5.125%, 3/01/48, 144A 3/28 at 100.00 N/R 1,222,716
1,595 Clarion County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Clarion University Foundation Inc. Student Housing
Project at Clarion University, Series 2014A, 5.000%, 7/01/45
7/24 at 100.00 A1   1,609,594
7,775 Dauphin County General Authority, Pennsylvania, Revenue Bonds,
Harrisburg University of Science & Technology Project, Series 2017,
5.125%, 10/15/41, 144A
10/27 at 100.00 BB   7,030,155
6,000 Dauphin County General Authority, Pennsylvania, Revenue Bonds,
Harrisburg University of Science & Technology Project, Series 2020,
6.250%, 10/15/53, 144A
10/28 at 100.00 BB   6,010,800
3,000 Dubois Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Penn
Highlands Healthcare, Series 2018, 4.000%, 7/15/43, (UB) (5)
1/28 at 100.00 A-   2,690,070
2,000 Lehigh County Industrial Development Authority, Pennsylvania, Charter
School Revenue Bonds, Seven Generations Charter School, Series
2021A, 4.000%, 5/01/51
5/30 at 100.00 BB   1,409,900
3,025 Lehigh County Industrial Development Authority, Pennsylvania, Special
Obligation Revenue Bonds, West Hills Business Center Project, Series
2014, 6.500%, 7/01/32
7/23 at 100.00 N/R   3,047,597
4,630 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series
2019, 4.000%, 9/01/51, (UB) (5)
9/29 at 100.00 A   3,987,356
9,965 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series
2022B, 4.000%, 5/01/56 - AGM Insured, (UB) (5)
5/32 at 100.00 A1   9,263,962

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
Mount Lebanon School District, Allegheny County,
Pennsylvania, General Obligation Bonds, Tender Option
Bonds Trust 2016-XG0063:
$ 945 7.177%, 2/15/31, (Pre-refunded 8/15/23), 144A, (IF) (5) 8/23 at 100.00 Aa1 (6) $ 993,157
1,340 7.182%, 2/15/32, (Pre-refunded 8/15/23), 144A, (IF) (5) 8/23 at 100.00 Aa1 (6) 1,408,407
1,410 7.180%, 2/15/33, (Pre-refunded 8/15/23), 144A, (IF) (5) 8/23 at 100.00 Aa1 (6) 1,481,924
1,480 7.185%, 2/15/34, (Pre-refunded 8/15/23), 144A, (IF) (5) 8/23 at 100.00 Aa1 (6) 1,555,628
1,071 Northampton County Industrial Development Authority, Pennsylvania,
Recovery Revenue Bonds, Northampton Generating Project, Senior
Lien Series 2013A0 & AE2, 0.900%, 12/31/23
1/23 at 100.00 N/R   192,843
434 Northampton County Industrial Development Authority, Pennsylvania,
Recovery Revenue Bonds, Northampton Generating Project, Senior
Lien Taxable Series 2013B, 0.900%, 12/31/23 , (cash 5.000%, PIK
5.000%)
No Opt. Call N/R   78,095
4,035 Northampton County Industrial Development Authority, Pennsylvania,
Tax Increment Financing Revenue Bonds, Route 33 Project, Series
2013, 7.000%, 7/01/32
7/23 at 100.00 N/R   4,074,220
12,885 Pennsylvania Economic Development Financing Authority, 5.000%,
12/31/57, (AMT), (UB) (5)
12/32 at 100.00 A1   12,842,608
30,690 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-1, 10.000%, 12/01/40, 144A
6/30 at 100.00 N/R   27,453,433
30,690 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-2, 10.000%, 12/01/40, (AMT), 144A
6/30 at 100.00 N/R   27,453,432
29,220 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2021A, 10.000%, 12/01/31
No Opt. Call N/R   23,618,234
17,565 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Taxable Series 2020B-2, 10.000%, 12/01/29, 144A
No Opt. Call N/R   16,350,205
20,520 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, Shippingport Project, First Energy
Guarantor., Series 2005A, 3.750%, 12/01/40 (4)
No Opt. Call N/R   25,650
13,275 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, Shippingport Project, First Energy
Guarantor., Series 2006A, 2.550%, 11/01/41 (4)
No Opt. Call N/R   16,594
46,720 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Refunding Bonds, PPL Energy Supply, LLC Project,
Series 2009A, 6.400%, 12/01/38 (4)
9/25 at 100.00 N/R   23,360,000
Pennsylvania Economic Development Financing
Authority, Pennsylvania, Private Activity Revenue Bonds,
The PennDOT Major Bridges Package One Project, Series
2022:
1,990 5.750%, 6/30/48, (AMT) 12/32 at 100.00 Baa2 2,076,704
3,925 5.250%, 6/30/53, (AMT) 12/32 at 100.00 BBB- 3,860,473
2,765 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
LaSalle University, Series 2012, 5.000%, 5/01/42
1/23 at 100.00 BB   2,336,204
7,245 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
University of Pennsylvania Health System, Series 2019, 4.000%,
8/15/49, (UB) (5)
8/29 at 100.00 Aa3   6,553,392

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
Philadelphia Authority for Industrial Development Senior
Living Facilities, Philadelphia, Pennsylvania, Revenue
Bonds, Wesley Enhanced Living Obligated Group, Series
2017A:
$ 1,445 5.000%, 7/01/37 7/27 at 100.00 BB $ 1,278,594
1,575 5.000%, 7/01/42 7/27 at 100.00 BB 1,335,742
2,605 5.000%, 7/01/49 7/27 at 100.00 BB 2,126,774
785 Philadelphia Authority for Industrial Development, Pennsylvania,
Multifamily Housing Revenue Bonds, Presbyterian Homes
Germantown - Morrisville Project, Series 2005A, 5.625%, 7/01/35
1/23 at 100.00 Baa3   799,248
920 Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, Alliance for Progress Charter School, Series 2019A,
5.000%, 6/15/39
6/26 at 100.00 N/R   877,294
11,855 Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, Mariana Bracetti Academy Project, Series 2020A,
5.375%, 6/15/50, 144A
12/27 at 100.00 N/R   10,123,696
Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, Mariana Bracetti Academy
Project, Taxable Series 2020B:
10,155 4.875%, 12/15/35, 144A 12/27 at 100.00 N/R 9,043,637
11,045 5.125%, 12/15/44, 144A 12/27 at 100.00 N/R 9,361,742
Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, Richard Allen Preparatory
Charter School, Series 2006:
235 6.050%, 5/01/23 1/23 at 100.00 N/R 234,558
985 6.250%, 5/01/33 1/23 at 100.00 N/R 905,412
Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, Southwest Leadership
Academy, Series 2017:
345 6.470%, 11/01/37 11/27 at 100.00 N/R 323,724
4,785 6.600%, 11/01/47 11/27 at 100.00 N/R 4,428,565
Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, Tacony Academy Charter
School, Series of 2014:
1,000 6.875%, 6/15/33 6/23 at 100.00 BB+ 1,013,410
6,070 7.375%, 6/15/43 6/23 at 100.00 BB+ 6,153,341
3,380 Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, University of the Arts, Series 2017, 5.000%, 3/15/45,
144A
3/28 at 100.00 BB   2,949,287
8,590 Philadelphia School District, Pennsylvania, General Obligation Bonds,
Series 2019D, 3.000%, 9/01/44 - AGM Insured, (UB) (5)
9/29 at 100.00 A1   6,641,960
875 Quakertown General Authority Health Facilities Revenue USDA Loan
Anticipation Notes and Revenue Bonds for LifeQuest Obligated
Group, Pennsylvania, Series 2017C, 5.300%, 7/01/42
1/23 at 100.00 N/R   770,420
5,145 Scranton-Lackawanna Health and Welfare Authority, Pennsylvania,
University Revenue Bonds, Marywood University, Series 2016, 5.000%,
6/01/46
6/26 at 100.00 BB+   4,543,241
32,385 Southcentral Pennsylvania General Authority, Revenue Bonds, Wellspan
Health Obligated Group, Series 2019A, 4.000%, 6/01/49, (UB) (5)
6/29 at 100.00 Aa3   29,979,442
Southcentral Pennsylvania General Authority, Revenue
Bonds, York Academy Regional Charter School Project,
Series 2018A:
7,800 6.000%, 7/15/38, 144A 7/28 at 100.00 N/R 7,957,560
6,000 6.500%, 7/15/48, 144A 7/28 at 100.00 N/R 6,187,560

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
$ 8,560 Wilkes-Barre Area School District, Luzerne County, Pennsylvania,
General Obligation Bonds, Series 2019, 4.000%, 4/15/54 - BAM
Insured, (UB) (5)
4/29 at 100.00 A1   $ 7,678,577
665,962 Total Pennsylvania 384,436,306
Puerto Rico - 8.9%
79,000 Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed
Bonds, Series 2005A, 0.000%, 5/15/50
1/23 at 17.45 N/R   13,722,300
40,000 Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed
Bonds, Series 2008A, 0.000%, 5/15/57
1/23 at 7.68 N/R   2,644,400
13,971 HTA Claas 6, Puerto Rico Highway and Transportation Authority Highway
Revenue Bonds, Series 2022, 5.250%, 7/01/38
1/23 at 100.00 N/R   13,802,507
1,210 PRHTA SR LIEN SER N (2039) CUSTODIAL TR Puerto Rico Highway and
Transportation Authority, Highway Revenue Bonds, Series 2007N,
0.000%, 12/06/49
No Opt. Call N/R   1,144,805
Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Forward Delivery Series
2022A:
35,900 4.000%, 7/01/42, 144A 7/32 at 100.00 N/R 28,881,550
5,965 4.000%, 7/01/47, 144A 7/32 at 100.00 N/R 4,615,419
Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2020A:
20,000 5.000%, 7/01/30, 144A No Opt. Call N/R 19,668,800
20,005 5.000%, 7/01/35, 144A 7/30 at 100.00 N/R 19,118,979
24,780 5.000%, 7/01/47, 144A 7/30 at 100.00 N/R 22,413,014
Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021A:
3,500 5.000%, 7/01/37, 144A 7/31 at 100.00 N/R 3,315,690
19,165 4.000%, 7/01/42, 144A 7/31 at 100.00 N/R 15,418,243
Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021B:
44,025 4.000%, 7/01/42, 144A 7/31 at 100.00 N/R 35,418,113
51,450 4.000%, 7/01/47, 144A 7/31 at 100.00 N/R 39,809,437
102,725 Puerto Rico Electric Power Authority, Power Revenue Bonds, Federally
Taxable Build America Bonds, Series 2010YY, 4.050%, 7/01/40 (4)
1/23 at 100.00 D   74,989,250
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Refunding Series 2010DDD:
4,505 3.375%, 7/01/21 (4) 7/20 at 100.00 D 3,243,600
30 3.957%, 7/01/23 (4) No Opt. Call N/R 21,600
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Refunding Series 2012A:
2,840 3.941%, 7/01/29 (4) 1/23 at 100.00 D 2,069,650
17,685 3.957%, 7/01/29 (4) 1/23 at 100.00 D 12,954,263
53,397 3.957%, 7/01/42 (4) 1/23 at 100.00 D 39,113,302
13,083 3.961%, 7/01/42 (4) 1/23 at 100.00 D 9,550,590
5,845 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2003NN, 3.999%, 7/01/20 (4)
No Opt. Call D   4,244,931

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Puerto Rico (continued)
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Series 2007TT:
$ 7,260 3.957%, 7/01/20 (4) 6/20 at 100.00 D $ 5,227,200
2,040 3.957%, 7/01/21 (4) No Opt. Call N/R 1,468,800
250 3.957%, 7/01/23 (4) 1/23 at 100.00 D 183,125
5,165 3.957%, 7/01/23 (4) 6/20 at 100.00 Ca 3,718,800
1,065 3.957%, 7/01/24 (4) 1/23 at 100.00 D 780,113
910 3.957%, 7/01/25 (4) 1/23 at 100.00 D 666,575
90 3.957%, 7/01/26 (4) 1/23 at 100.00 D 65,925
2,290 3.957%, 7/01/27 (4) 1/23 at 100.00 D 1,677,425
21,440 3.957%, 7/01/32 (4) 1/23 at 100.00 D 15,704,800
43,235 3.957%, 7/01/37 (4) 1/23 at 100.00 D 31,669,637
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Series 2007VV:
1,465 3.999%, 7/01/20 (4) No Opt. Call D 1,063,956
2,000 5.250%, 7/01/34 - NPFG Insured No Opt. Call D 1,995,880
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Series 2010AAA:
11,270 3.978%, 7/01/21 (4) 7/20 at 100.00 D 8,142,575
15 3.978%, 7/01/23 (4) No Opt. Call N/R 10,838
3,420 3.978%, 7/01/23 (4) 1/23 at 100.00 D 2,513,700
21,705 3.978%, 7/01/25 (4) 1/23 at 100.00 D 15,953,175
2,800 3.978%, 7/01/26 (4) 1/23 at 100.00 D 2,058,000
630 3.978%, 7/01/27 (4) 1/23 at 100.00 D 463,050
8,903 3.978%, 7/01/28 (4) 1/23 at 100.00 D 6,543,705
2,735 3.978%, 7/01/29 (4) 1/23 at 100.00 D 2,010,225
5,770 3.978%, 7/01/30 (4) 1/23 at 100.00 D 4,240,950
4,478 3.978%, 7/01/31 (4) 1/23 at 100.00 D 3,291,330
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Series 2010CCC:
280 3.957%, 7/01/21 (4) 7/20 at 100.00 D 201,600
1,510 3.895%, 7/01/23 (4) 1/23 at 100.00 D 1,100,413
185 3.957%, 7/01/23 (4) No Opt. Call N/R 133,200
3,225 3.957%, 7/01/24 (4) 1/23 at 100.00 D 2,362,312
2,000 3.926%, 7/01/25 (4) 1/23 at 100.00 D 1,457,500
890 3.957%, 7/01/25 (4) 1/23 at 100.00 D 651,925
30 3.937%, 7/01/26 (4) 1/23 at 100.00 D 21,863
4,840 3.978%, 7/01/26 (4) 1/23 at 100.00 D 3,557,400
365 3.957%, 7/01/27 (4) 1/23 at 100.00 D 267,362
23,345 3.978%, 7/01/27 (4) 1/23 at 100.00 D 17,158,575
2,220 3.957%, 7/01/28 (4) 1/23 at 100.00 D 1,626,150
6,200 3.978%, 7/01/28 (4) 1/23 at 100.00 D 4,557,000
14,586 3.990%, 7/01/28 (4) 1/23 at 100.00 D 10,611,315
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Series 2010XX:
1,960 3.926%, 7/01/25 (4) 1/23 at 100.00 D 1,428,350
215 3.937%, 7/01/26 (4) 1/23 at 100.00 D 156,681
3,060 3.978%, 7/01/26 (4) 1/23 at 100.00 D 2,249,100
405 3.947%, 7/01/27 (4) 1/23 at 100.00 D 295,144
400 3.978%, 7/01/27 (4) 1/23 at 100.00 D 294,000
6,460 3.978%, 7/01/35 (4) 1/23 at 100.00 D 4,748,100
5,525 4.019%, 7/01/36 (4) 1/23 at 100.00 D 4,088,500
83,005 3.978%, 7/01/40 (4) 1/23 at 100.00 D 61,008,675

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Puerto Rico (continued)
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Series 2010ZZ:
$ 475 3.957%, 7/01/18 (4) No Opt. Call N/R $ 342,000
1,150 3.978%, 7/01/18 (4) No Opt. Call N/R 830,875
135 3.957%, 7/01/19 (4) No Opt. Call D 97,200
60 3.895%, 7/01/20 (4) No Opt. Call D 42,525
125 3.957%, 7/01/20 (4) No Opt. Call D 90,000
590 3.978%, 7/01/20 (4) No Opt. Call N/R 426,275
5,690 3.978%, 7/01/21 (4) 7/20 at 100.00 D 4,111,025
1,620 3.978%, 7/01/23 (4) 1/23 at 100.00 D 1,190,700
6,535 3.978%, 7/01/23 (4) 7/22 at 100.00 N/R 4,721,538
205 3.957%, 7/01/24 (4) 1/23 at 100.00 D 150,163
10,510 3.978%, 7/01/24 (4) 1/23 at 100.00 D 7,724,850
250 3.957%, 7/01/26 (4) 1/23 at 100.00 D 183,125
25,760 3.978%, 7/01/26 (4) 1/23 at 100.00 D 18,933,600
255 3.957%, 7/01/28 (4) 1/23 at 100.00 D 186,787
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Series 2013A:
235 4.143%, 7/01/30 (4) 7/23 at 100.00 D 177,425
9,220 4.123%, 7/01/33 (4) 7/23 at 100.00 D 6,938,050
18,648 4.102%, 7/01/36 (4) 7/23 at 100.00 D 13,986,000
5,820 4.123%, 7/01/40 (4) 7/23 at 100.00 D 4,379,550
19,715 4.123%, 7/01/43 (4) 7/23 at 100.00 D 14,835,537
1,000 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2016C-4, 4.164%, 7/01/20 (4)
No Opt. Call N/R   751,250
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Series WW:
105 3.999%, 7/01/20 (4) 6/20 at 100.00 D 76,256
2,895 3.999%, 7/01/21 (4) 6/20 at 100.00 D 2,102,494
4,245 3.988%, 7/01/23 (4) 1/23 at 100.00 D 3,125,381
2,915 3.988%, 7/01/23 (4) No Opt. Call N/R 2,117,019
550 3.988%, 7/01/24 (4) 1/23 at 100.00 D 404,937
1,865 3.978%, 7/01/25 (4) 1/23 at 100.00 D 1,370,775
3,735 3.957%, 7/01/28 (4) 1/23 at 100.00 D 2,735,888
16,605 3.978%, 7/01/33 (4) 1/23 at 100.00 D 12,204,675
30,910 3.999%, 7/01/38 (4) 1/23 at 100.00 D 22,834,763
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Taxable Build America Bond Series 2010EE:
5,400 4.036%, 7/01/30 (4) 1/23 at 100.00 D 3,942,000
75,300 4.044%, 7/01/32 (4) 1/23 at 100.00 D 54,969,000
34,730 4.061%, 7/01/40 (4) 1/23 at 100.00 D 25,352,900
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
744,424 0.000%, 7/01/46 7/28 at 41.38 N/R 184,349,182
408,128 0.000%, 7/01/51 7/28 at 30.01 N/R 73,977,281
21,530 5.000%, 7/01/58 , (WI/DD, Settling 1/09/23) 7/28 at 100.00 N/R 19,574,861
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured Cofina Project Series
2018B-1:
11,648 0.000%, 7/01/46 7/28 at 41.38 N/R 2,884,511
50,220 0.000%, 7/01/51 7/28 at 30.01 N/R 9,102,877
11,330 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.329%, 7/01/40
7/28 at 100.00 N/R   10,234,729

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Puerto Rico (continued)
Puerto Rico, General Obligation Bonds, Restructured
Series 2022A-1:
$ 1 5.250%, 7/01/23 No Opt. Call N/R $ 863
1 5.375%, 7/01/25 No Opt. Call N/R 1,482
2,809 5.750%, 7/01/31 No Opt. Call N/R 2,910,058
61,144 0.000%, 7/01/33 7/31 at 89.94 N/R 33,153,012
31,960 4.000%, 7/01/33 7/31 at 103.00 N/R 27,779,991
8,903 4.000%, 7/01/35 7/31 at 103.00 N/R 7,513,359
60,166 4.000%, 7/01/37 7/31 at 103.00 N/R 49,373,423
22,921 4.000%, 7/01/41 , (WI/DD, Settling 1/09/23) 7/31 at 103.00 N/R 17,972,815
145,415 4.000%, 7/01/46 7/31 at 103.00 N/R 109,462,499
233,188 Puerto Rico, General Obligation Bonds, Vintage CW NT Claims Taxable
Series 2022, 0.000%, 11/01/43
No Opt. Call N/R   102,311,351
University of Puerto Rico, University System Revenue
Bonds, Refunding Series 2006P:
830 5.000%, 6/01/23 1/23 at 100.00 CC 827,045
6,960 5.000%, 6/01/24 1/23 at 100.00 CC 6,885,528
7,050 5.000%, 6/01/25 1/23 at 100.00 CC 6,928,105
2,105 5.000%, 6/01/26 1/23 at 100.00 CC 2,055,406
8,875 5.000%, 6/01/30 1/23 at 100.00 CC 8,503,138
University of Puerto Rico, University System Revenue
Bonds, Series 2006Q:
75 5.000%, 6/01/23 1/23 at 100.00 CC 74,733
3,075 5.000%, 6/01/24 1/23 at 100.00 CC 3,042,098
1,355 5.000%, 6/01/25 1/23 at 100.00 CC 1,331,572
3,345 5.000%, 6/01/26 1/23 at 100.00 CC 3,266,192
7,203 5.000%, 6/01/30 1/23 at 100.00 CC 6,901,194
4,882 5.000%, 6/01/36 1/23 at 100.00 CC 4,603,384
3,015,519 Total Puerto Rico 1,499,940,644
Rhode Island - 0.2%
253,805 Rhode Island Tobacco Settlement Financing Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2007A, 0.000%, 6/01/52
1/23 at 17.62 CCC- 41,060,573
South Carolina - 2.0%
Greenville Hospital System Board of Trustees, South
Carolina, Hospital Revenue Bonds, Tender Option Bond
Trust 2015-XF-0145:
510 7.433%, 11/01/23, 144A, (IF) (5) No Opt. Call A3 541,049
1,000 7.457%, 11/01/23, 144A, (IF) (5) No Opt. Call A3 1,026,630
500 7.457%, 11/01/23, 144A, (IF) (5) No Opt. Call A3 522,805
Hardeeville, South Carolina, Special Assessment Revenue
Bonds, East Argent Improvement District, Series 2021:
1,000 3.875%, 5/01/41, 144A 5/29 at 100.00 N/R 712,150
1,000 4.000%, 5/01/52, 144A 5/29 at 100.00 N/R 680,100
2,735 Lancaster County, South Carolina, Assessment Revenue Bonds, Walnut
Creek Improvement District, Series 2016A-2, 5.750%, 12/01/46, 144A
1/23 at 107.50 N/R   2,275,411
Lancaster County, South Carolina, Special Assessment
Bonds, Edgewater II Improvement District, Capital
Appreciation Series 2007-A&B:
10,175 0.000%, 11/01/39 1/23 at 27.98 N/R 1,977,104
32,410 0.000%, 11/01/39 1/23 at 27.98 N/R 6,297,587
South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, Hilton Head
Christian Academy, Series 2020:
2,160 5.000%, 1/01/40, 144A 1/30 at 100.00 N/R 1,908,706
5,000 5.000%, 1/01/55, 144A 1/30 at 100.00 N/R 4,046,200

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
South Carolina (continued)
$ 1,920 South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Midland Valley Preparatory School
Project, Series 2014, 7.750%, 11/15/45, 144A
11/26 at 100.00 N/R   $ 2,013,946
4,000 South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Palmetto Scholars Academy Project,
Series 2015A, 5.250%, 8/15/46, 144A
2/25 at 100.00 BB+   3,738,200
21,255 South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Patriots Place Apartments Project,
Series 2022A-1, 5.750%, 6/01/52
No Opt. Call N/R   14,234,261
240 South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Patriots Place Apartments Project,
Series 2022A-2, 6.000%, 6/01/23
No Opt. Call N/R   238,022
South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, York
Preparatory Academy Project, Series 2014A:
1,370 7.000%, 11/01/33, (Pre-refunded 11/01/24), 144A 11/24 at 100.00 N/R (6) 1,467,023
11,515 7.250%, 11/01/45, (Pre-refunded 11/01/24), 144A 11/24 at 100.00 N/R (6) 12,381,274
1,000 South Carolina Jobs-Economic Development Authority, Educational
Facilities Revenue Bonds, Columbia College, Refunding Series 2020A,
5.750%, 10/01/45
10/27 at 103.00 N/R   883,410
5,870 South Carolina Jobs-Economic Development Authority, Educational
Facilities Revenue Bonds, High Point Academy Project, Series 2018A,
5.750%, 6/15/49, 144A
12/26 at 100.00 Ba1   5,894,360
7,775 South Carolina Jobs-Economic Development Authority, Educational
Facilities Revenue Bonds, Horse Creek Academy Project, Series
2021A, 5.000%, 11/15/55, 144A
11/26 at 100.00 N/R   6,595,921
South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Virtus Academy
Project, Series 2021A:
1,000 5.000%, 6/15/51, 144A 6/29 at 100.00 N/R 813,200
905 5.000%, 6/15/56, 144A 6/29 at 100.00 N/R 715,602
South Carolina Jobs-Economic Development Authority,
Health Facilities Revenue Bonds, Lutheran Homes of
South Carolina Inc., Series 2013:
750 5.000%, 5/01/43 5/23 at 100.00 N/R 624,015
1,255 5.125%, 5/01/48 5/23 at 100.00 N/R 1,025,925
33,800 South Carolina Jobs-Economic Development Authority, Hospital
Revenue Bonds, Bon Secours Mercy Health, Inc, Series 2020A,
4.000%, 12/01/44, (UB) (5)
6/30 at 100.00 A+   31,249,452
19,495 South Carolina Jobs-Economic Development Authority, Hospital
Revenue Bonds, McLeod Health Projects, Refunding & Improvement
Series 2018, 4.000%, 11/01/48, (UB) (5)
5/28 at 100.00 AA-   17,947,097
South Carolina Jobs-Economic Development Authority,
Hospital Revenue Bonds, Prisma Health Obligated
Group, Series 2018A:
9,985 5.000%, 5/01/43, (UB) (5) 5/28 at 100.00 A3 10,082,753
8,560 5.000%, 5/01/48, (UB) (5) 5/28 at 100.00 A3 8,598,178
1,000 South Carolina Jobs-Economic Development Authority, Retirement
Community Revenue Notes, Kiawah Life Plan Village, Inc. Project,
Series 2021A, 8.750%, 7/01/25
1/23 at 100.00 N/R   1,040,810
28,660 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding & Improvement Series 2015A, 5.000%,
12/01/50, (UB) (5)
6/25 at 100.00 A-   28,611,851
10,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2014C, 5.000%, 12/01/46, (UB) (5)
12/24 at 100.00 A-   10,024,800

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
South Carolina (continued)
South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2016B:
$ 6,780 5.000%, 12/01/46, (UB) (5) 12/26 at 100.00 A- $ 6,817,900
7,770 5.000%, 12/01/56, (UB) (5) 12/26 at 100.00 A- 7,530,063
39,865 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2022B, 4.000%, 12/01/55 - BAM
Insured, (UB) (5)
6/32 at 100.00 A3   35,193,221
8,715 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Series 2013E, 5.000%, 12/01/48
12/23 at 100.00 A-   8,715,871
2,185 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Series 2013E, 5.000%, 12/01/48, (UB)
12/23 at 100.00 A-   2,185,219
South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Series 2014A:
2,575 5.000%, 12/01/49, (UB) (5) 6/24 at 100.00 A- 2,574,974
68,695 5.500%, 12/01/54, (UB) (5) 6/24 at 100.00 A- 69,390,881
4,970 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Series 2015E, 5.250%, 12/01/55, (UB) (5)
12/25 at 100.00 A-   4,997,086
17,625 South Carolina State Ports Authority, Revenue Bonds, Series 2019B,
4.000%, 7/01/49, (AMT), (UB) (5)
7/29 at 100.00 A+   15,430,687
7,495 Walnut Creek Improvement District, Lancaster County, South Carolina,
Assessment Revenue Bonds, Series 2016A-2, 5.750%, 12/01/42
1/23 at 100.00 N/R   6,850,280
2,970 Walnut Creek Improvement District, Lancaster County, South Carolina,
Assessment Revenue Bonds, Series 2016A-3, 5.330%, 12/01/41
1/23 at 100.00 N/R   2,721,054
396,490 Total South Carolina 340,575,078
South Dakota - 0.0%
6,400 Lower Brule Sioux Tribe, South Dakota, Tribal Purpose Refunding Bonds,
Series 2014C, 6.000%, 3/01/32, 144A
3/24 at 100.00 N/R 5,080,691
Tennessee - 1.6%
2,000 Blount County Health and Educational Facilites Board, Tennessee,
Revenue Refunding Bonds, Asbury, Inc., Series 2016A, 5.000%,
1/01/47 (4)
1/25 at 102.00 N/R   1,210,800
Bristol Industrial Development Board, Tennessee, State
Sales Tax Revenue Bonds, Pinnacle Project, Capital
Appreciation Series 2016B:
815 0.000%, 12/01/25, 144A No Opt. Call N/R 698,276
845 0.000%, 12/01/26, 144A No Opt. Call N/R 687,205
1,665 0.000%, 12/01/31, 144A No Opt. Call N/R 1,011,737
Bristol Industrial Development Board, Tennessee, State
Sales Tax Revenue Bonds, Pinnacle Project, Series 2016A:
6,650 5.000%, 12/01/35, 144A 12/26 at 100.00 N/R 6,254,259
2,350 5.125%, 12/01/42, 144A 12/26 at 100.00 N/R 2,170,060
64,160 Greeneville Health and Educational Facilities Board, Tennessee, Hospital
Revenue Bonds, Ballad Health, Series 2018A, 4.000%, 7/01/40, (UB)
(5)
7/28 at 100.00 A-   59,777,872
Knox County Health, Educational, and Housing Facilities
Board, Tennessee, Revenue Bonds, Provision Center for
Proton Therapy Project, Series 2014:
7,230 5.250%, 5/01/25, 144A (4) 11/24 at 100.00 N/R 3,398,100
59,375 6.000%, 5/01/34, 144A (4) 11/24 at 100.00 N/R 27,906,250
4,485 Memphis Health, Educational and Housing Facilities Board, Tennessee,
Multifamily Housing Revenue Bonds, Serenity Towers Apartments,
Series 2014A, 5.875%, 3/01/44
3/24 at 100.00 N/R   3,835,258

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tennessee (continued)
Memphis/Shelby County Economic Development Growth
Engine Industrial Development Board, Tennessee, Tax
Increment Revenue Bonds, Graceland Project, Senior
Series 2017A:
$ 4,405 5.500%, 7/01/37 7/27 at 100.00 N/R $ 3,233,226
5,150 5.625%, 1/01/46 7/27 at 100.00 N/R 3,258,611
5,000 Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Lipscomb
University, Refunding & Improvement Series 2016A, 5.000%, 10/01/45
10/26 at 100.00 BBB   4,702,450
Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee,
Revenue Bonds, Rocketship Education Project, Series
2017E:
3,975 5.250%, 6/01/47, 144A 6/26 at 100.00 N/R 3,581,157
3,250 5.375%, 6/01/52, 144A 6/26 at 100.00 N/R 2,937,675
25,030 Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt
University Medical Center, Series 2016A, 5.000%, 7/01/46, (UB) (5)
7/26 at 100.00 A   25,422,220
19,965 Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt
University Medical Center, Series 2017A, 5.000%, 7/01/48, (UB) (5)
7/27 at 100.00 A   20,066,622
Metropolitan Nashville Airport Authority, Tennessee,
Airport Improvement Revenue Bonds, Series 2022B:
8,500 5.250%, 7/01/47, (AMT), (UB) (5) 7/32 at 100.00 A1 8,884,965
4,000 5.000%, 7/01/52, (AMT), (UB) (5) 7/32 at 100.00 A1 4,059,080
7,350 Metropolitan Nashville Airport Authority, Tennessee, Airport Revenue
Bonds, Subordinate Series 2019B, 5.000%, 7/01/54, (AMT)
7/30 at 100.00 A2   7,398,216
New Memphis Arena Public Building Authority, Memphis
and Shelby County, Tennessee, Local Government Public
Improvement Bonds, Capital Appreciation Series 2021:
4,275 0.000%, 4/01/39 (5) 4/31 at 83.61 AA 1,942,517
5,250 0.000%, 4/01/40 (5) 4/31 at 81.47 AA 2,246,002
5,925 0.000%, 4/01/41 (5) 4/31 at 79.40 AA 2,384,813
1,375 0.000%, 4/01/42 4/31 at 77.25 AA 523,614
3,505 0.000%, 4/01/43 4/31 at 75.19 AA 1,260,153
1,525 0.000%, 4/01/44 4/31 at 73.15 AA 517,036
5,595 0.000%, 4/01/45 (5) 4/31 at 71.11 AA 1,790,288
1,500 0.000%, 4/01/46 (5) 4/31 at 69.30 AA 452,865
1,450 Shelby County Health, Educational and Housing Facility Board,
Tennessee, Fixed Rate Revenue Bonds, Trezevant Manor, Refunding
Series 2013A, 5.375%, 9/01/41
9/23 at 100.00 N/R   1,207,574
The Health and Educational Facilities Board of the City
of Franklin, Tennessee, Revenue Bonds, Provision Cares
Proton Therapy Center, Nashville Project, Series 2017A:
18,170 7.375%, 6/01/37, 144A (4) 6/27 at 100.00 N/R 4,905,900
17,235 7.500%, 6/01/47, 144A (4) 6/27 at 100.00 N/R 4,653,450
43,500 The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds,
Series 2006B, 5.625%, 9/01/26
No Opt. Call BBB   45,542,760
11,415 Wilson County Health and Educational Facilities Board, Tennessee,
Senior Living Revenue Bonds, Rutland Place Inc. Project, Series 2015A,
5.500%, 1/01/46, 144A (4)
1/23 at 100.00 N/R   7,792,792
356,920 Total Tennessee 265,713,803
Texas - 5.1%
1,000 Abilene Convention Center Hotel Development Corporation, Texas,
Hotel Revenue Bonds, First-Lien Series 2021A, 4.000%, 10/01/50
10/31 at 100.00 BBB-   760,890

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 4,000 Anna, Texas, Special Assessment Revenue Bonds, Hurricane Creek
Public Improvement District Area 1 Project, Series 2019, 6.500%,
9/01/48, 144A
9/29 at 100.00 N/R   $ 4,088,240
1,500 Anna, Texas, Special Assessment Revenue Bonds, Hurricane Creek
Public Improvement District Area 2 Project, Series 2022, 6.000%,
9/01/52, 144A
9/32 at 100.00 N/R   1,473,345
3,000 Anna, Texas, Special Assessment Revenue Bonds, Hurricane Creek
Public Improvement District Major Improvement Area Project, Series
2019, 6.750%, 9/01/48, 144A
9/29 at 100.00 N/R   3,084,390
1,750 Anna, Texas, Special Assessment Revenue Bonds, Sherley Tract Public
Improvement District 2 Area 1 Project, Series 2021, 4.250%, 9/15/51,
144A
9/31 at 100.00 N/R   1,397,673
Anna, Texas, Special Assessment Revenue Bonds, Sherley
Tract Public Improvement District 2 Major Improvement
Area Project, Series 2021:
200 4.500%, 9/15/31, 144A No Opt. Call N/R 181,082
525 5.000%, 9/15/51, 144A 9/31 at 100.00 N/R 459,312
4,235 Anson Education Facilities Corporation, Texas, Education Revenue
Bonds, Arlington Classics Academy, Series 2016A, 5.000%, 8/15/45
8/26 at 100.00 BBB-   4,251,516
750 Argyle, Texas, Special Assessment Revenue Bonds, Highlands of  Argyle
Public Improvement District 1 Project, Series 2017, 5.000%, 9/01/37
9/27 at 100.00 N/R   735,195
Argyle, Texas, Special Assessment Revenue Bonds,
Waterbrook of  Argyle Public Improvement District
Project, Series 2018:
2,100 5.125%, 9/01/38, 144A 9/28 at 100.00 N/R 2,065,833
3,905 5.250%, 9/01/47, 144A 9/28 at 100.00 N/R 3,794,918
1,500 Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Brooks Academies, Series 2021A, 5.000%, 6/15/51
6/26 at 100.00 N/R   1,216,485
9,520 Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Great Hearts America - Texas, Series 2021A, 3.000%,
8/15/56
8/31 at 100.00 Aaa   6,745,301
Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Legacy Traditional Schools -
Texas Project, Refunding Series 2021A:
3,430 4.375%, 2/15/51 2/30 at 100.00 N/R 2,476,837
1,500 4.500%, 2/15/56 2/30 at 100.00 N/R 1,068,990
4,500 Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Magellan International School, Series 2022, 6.375%,
6/01/62, 144A
6/29 at 103.00 Ba2   4,327,650
Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, UME Preparatory Academy,
Taxable Series 2017A:
1,000 5.000%, 8/15/38 8/27 at 100.00 N/R 938,020
1,800 5.000%, 8/15/48 8/27 at 100.00 N/R 1,587,222
900 5.000%, 8/15/53 8/27 at 100.00 N/R 780,111
1,000 Aubrey, Denton County, Texas, Special Assessment Revenue Bonds,
Jackson Ridge Public Improvement District Phase 3B Project, Series
2022, 6.000%, 9/01/45, 144A
9/32 at 100.00 N/R   1,009,640
Aubrey, Denton County, Texas, Special Assessment
Revenue Bonds, Jackson Ridge Public Improvement
District Phases 2 Project, Series 2018:
1,000 5.750%, 9/01/33, 144A 9/23 at 103.00 N/R 1,022,700
3,775 6.125%, 9/01/45, 144A 9/23 at 103.00 N/R 3,864,392

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 5,005 Aubrey, Denton County, Texas, Special Assessment Revenue Bonds,
Jackson Ridge Public Improvement District Phases 2-3 Major
Improvements Project, Series 2015, 8.250%, 9/01/40
9/23 at 103.00 N/R   $ 5,185,630
3,800 Aubrey, Denton County, Texas, Special Assessment Revenue Bonds,
Winn Ridge South Public Improvement District Project, Series 2017,
6.200%, 9/01/47, 144A
9/27 at 100.00 N/R   3,913,278
5,000 Austin, Texas, Airport System Revenue Bonds, Series 2022, 5.250%,
11/15/47, (AMT)
11/32 at 100.00 A+   5,221,150
5,480 Austin, Travis, Williamson and Hays Counties, Texas, Special Assessment
Revenue Bonds, Estancia Hill Country Public Improvement District,
Series 2013, 6.000%, 11/01/28
11/23 at 100.00 N/R   5,495,125
1,500 Austin, Travis, Williamson and Hays Counties, Texas, Special Assessment
Revenue Bonds, Whisper Valley Public Improvement District
Improvement Area 2, Series 2022, 5.500%, 11/01/51, 144A
11/32 at 100.00 N/R   1,463,865
3,000 Bee Cave, Travis County, Texas, Special Assessment Revenue Bonds,
Backyard Public Improvement District Project, Series 2021, 5.250%,
9/01/51, 144A
9/31 at 100.00 N/R   2,694,300
1,120 Caddo Mills Municipal Management District No. 1, Texas, General
Obligation Bonds, Tax Road Series 2021, 3.000%, 9/01/46
9/26 at 100.00 N/R   823,850
Celina, Texas, Special Assessment Revenue Bonds,
Cambridge Crossing Public Improvement District Phase
1 Project, Series 2018:
1,690 5.125%, 9/01/38, 144A 9/28 at 100.00 N/R 1,660,425
4,230 5.250%, 9/01/47, 144A 9/28 at 100.00 N/R 4,115,663
Celina, Texas, Special Assessment Revenue Bonds,
Cambridge Crossing Public Improvement District Phases
2-7 Major Improvement Project, Series 2018:
4,230 5.500%, 9/01/38, 144A 9/28 at 100.00 N/R 4,272,596
7,480 5.625%, 9/01/48, 144A 9/28 at 100.00 N/R 7,527,872
840 Celina, Texas, Special Assessment Revenue Bonds, Celina Hills Public
Improvement District Project, Series 2022, 4.875%, 9/01/42, 144A
9/32 at 100.00 N/R   775,034
5,800 Celina, Texas, Special Assessment Revenue Bonds, Columns Public
Improvement District Project, Series 2018, 6.250%, 9/01/48, 144A
9/28 at 100.00 N/R   5,869,832
Celina, Texas, Special Assessment Revenue Bonds,
Creeks of Legacy Public Improvement District Phase 1
Project, Series 2014:
1,445 6.625%, 9/01/32 3/23 at 103.00 N/R 1,491,355
3,385 7.000%, 9/01/40 3/23 at 103.00 N/R 3,493,151
3,735 Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy
Public Improvement District Phase 1B Project, Series 2018, 5.250%,
9/01/44, 144A
9/28 at 100.00 N/R   3,677,742
Celina, Texas, Special Assessment Revenue Bonds,
Creeks of Legacy Public Improvement District Phase 2 &
3 Major improvement Project, Series 2014:
2,025 7.250%, 9/01/32 3/23 at 103.00 N/R 2,089,577
3,500 7.625%, 9/01/40 3/23 at 103.00 N/R 3,611,230
5,000 Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy
Public Improvement District Phase 2 Project, Series 2018, 5.625%,
9/01/48, 144A
9/28 at 100.00 N/R   5,017,550
Celina, Texas, Special Assessment Revenue Bonds,
Edgewood Creek Public Improvement District Phase 1
Project, Series 2021:
500 4.250%, 9/01/41, 144A 9/31 at 100.00 N/R 424,605
800 4.500%, 9/01/50, 144A 9/31 at 100.00 N/R 668,368

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
Celina, Texas, Special Assessment Revenue Bonds,
Edgewood Creek Public Improvement District Phase 2-3
Major Improvement Project, Series 2021:
$ 350 5.250%, 9/01/41, 144A 9/31 at 100.00 N/R $ 333,553
640 5.500%, 9/01/50, 144A 9/31 at 100.00 N/R 614,586
995 Celina, Texas, Special Assessment Revenue Bonds, Glen Crossing Public
Improvement District Phase 1 Project, Series 2016, 5.250%, 9/01/46
9/26 at 100.00 N/R   973,538
Celina, Texas, Special Assessment Revenue Bonds, Glen
Crossing Public Improvement District Phase 1B, Series
2018:
325 5.375%, 9/01/38, 144A 9/28 at 100.00 N/R 326,781
408 5.500%, 9/01/46, 144A 9/28 at 100.00 N/R 409,016
1,111 Celina, Texas, Special Assessment Revenue Bonds, Glen Crossing Public
Improvement District Project, Series 2018, 5.625%, 9/01/38
9/28 at 100.00 N/R   1,127,276
Celina, Texas, Special Assessment Revenue Bonds, Lakes
at Mustang Ranch Public Improvement District Phase 2-9
Major improvement Project, Series 2015:
1,700 6.000%, 9/01/30 1/23 at 103.00 N/R 1,710,285
4,825 6.250%, 9/01/40 1/23 at 103.00 N/R 4,862,876
3,115 Celina, Texas, Special Assessment Revenue Bonds, Ownsby Farms Public
Improvement District Phase 1 Project, Series 2017, 6.125%, 9/01/46
9/27 at 100.00 N/R   3,172,005
1,245 Celina, Texas, Special Assessment Revenue Bonds, Ownsby Farms Public
Improvement District Phase 2 Major Improvement Project, Series
2017, 6.125%, 9/01/46
9/27 at 100.00 N/R   1,251,611
Celina, Texas, Special Assessment Revenue Bonds, Sutton
Fields East Public Improvement District Phase 1 Project,
Series 2022:
1,050 4.000%, 9/01/43, 144A 9/31 at 100.00 N/R 864,223
1,000 4.125%, 9/01/51, 144A 9/31 at 100.00 N/R 798,840
5,520 Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II Public
Improvement District Neighborhood Improvement Area 1 Project,
Series 2015, 7.250%, 9/01/45
3/23 at 103.00 N/R   5,673,180
4,500 Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II Public
Improvement District Neighborhood Improvement Area 5 Project,
Series 2022, 4.000%, 9/01/51, 144A
9/31 at 100.00 N/R   3,537,090
9,795 Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II Public
Improvement District Neighborhood Improvement Areas 2-5 Major
Improvement Project, Series 2015, 8.250%, 9/01/40
3/23 at 103.00 N/R   10,101,094
Celina, Texas, Special Assessment Revenue Bonds, The
Parks at Wilson Creek Public Improvement District Initial
Major Improvement Project, Series 2021:
1,000 4.250%, 9/01/41, 144A 9/31 at 100.00 N/R 867,150
1,380 4.500%, 9/01/51, 144A 9/31 at 100.00 N/R 1,160,497
Celina, Texas, Special Assessment Revenue Bonds,
Wells North Public Improvement District Neighborhood
Improvement Area 1 Project, Series 2016:
690 5.000%, 9/01/36, 144A 3/23 at 102.50 N/R 678,601
1,625 5.250%, 9/01/46, 144A 3/23 at 102.50 N/R 1,589,478
520 Celina, Texas, Special Assessment Revenue Bonds, Wells North Public
Improvement District Neighborhood Improvement Area 3-4 Project,
Series 2020, 4.000%, 9/01/50, 144A
9/30 at 100.00 N/R   414,606
1,445 Celina, Texas, Special Assessment Revenue Bonds, Wells South Public
Improvement District Neighborhood Improvement Area 1 Project,
Series 2015, 6.250%, 9/01/45
9/24 at 100.00 N/R   1,463,337

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 500 Celina, Texas, Special Assessment Revenue Bonds, Wells South Public
Improvement District Neighborhood Improvement Area 5 Project,
Series 2022, 5.500%, 9/01/42, 144A
9/32 at 100.00 N/R   $ 494,655
3,000 City of Midlothian, Texas, Westside Preserve Public Improvement District
Improvement Area #1 Project, Special Assessment Revenue Bonds,
Series 2022, 5.375%, 9/15/52, 144A
9/32 at 100.00 N/R   2,798,070
1,500 City Of Midlothian, Texas, Westside Preserve Public Improvement Major
Improvement Area Project, Special Assessment Revenue Bonds, Series
2022, 6.125%, 9/15/52, 144A
9/32 at 100.00 N/R   1,474,650
City of Shenandoah, Montgomery County, Texas,
Special Assessment Revenue Bonds, Metropark Public
Improvement District, Series 2018:
1,835 5.600%, 9/01/38 9/28 at 100.00 N/R 1,851,313
2,940 5.700%, 9/01/47 9/28 at 100.00 N/R 2,946,850
900 Clifton Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Uplift Education Charter School, Series 2015A,
5.000%, 12/01/45
6/25 at 100.00 BBB-   902,601
Club Municipal Management District 1, Texas, Special
Assessment Revenue Bonds, Improvement Area 1
Project, Series 2016:
1,410 6.250%, 9/01/35 9/23 at 103.00 N/R 1,454,359
3,300 6.500%, 9/01/46 9/23 at 103.00 N/R 3,403,290
1,200 Comal County, Texas, Special Assessment Revenue Bonds, Crossings
Public Improvement District, Series 2017, 5.000%, 9/01/46
9/27 at 100.00 N/R   1,125,276
Crandall, Kaufman County, Texas, Special Assessment
Revenue Bonds, Cartwright Ranch Public Improvement
District Major Improvement Area Project, Series 2021:
750 5.000%, 9/15/41, 144A 9/31 at 100.00 N/R 687,532
1,000 5.250%, 9/15/51, 144A 9/31 at 100.00 N/R 913,070
Crandall, Kaufman County, Texas, Special Assessment
Revenue Bonds, Crandall Carwright Ranch Public
Improvement District Improvement Area 1 Project, Series
2021:
205 4.000%, 9/15/31, 144A No Opt. Call N/R 184,348
1,100 4.250%, 9/15/41, 144A 9/31 at 100.00 N/R 941,721
1,000 4.500%, 9/15/51, 144A 9/31 at 100.00 N/R 831,350
4,165 Crandall, Kaufman County, Texas, Special Assessment Revenue Bonds,
River Ridge Public Improvement District Improvement Area 1 Project,
Series 2022, 6.125%, 9/15/52, 144A
9/32 at 100.00 N/R   4,231,473
1,000 Crandall, Kaufman County, Texas, Special Assessment Revenue Bonds,
River Ridge Public Improvement District Single Family Residential,
Major Improvement Area Project, Series 2022, 6.750%, 9/15/52, 144A
9/32 at 100.00 N/R   1,027,780
715 Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health
System, Series 2013A, 6.625%, 9/01/31, (Pre-refunded 9/01/23)
9/23 at 100.00 N/R  (6) 731,087
9,175 Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health
System, Series 2014A, 5.250%, 9/01/44
9/24 at 100.00 BB+   9,194,818
4,350 East Fort Bend County Development Authority, Texas, Contract Revenue
Bonds, Water Sewer and Drain Facilities, Series 2022, 5.000%, 9/01/43
9/28 at 100.00 N/R   4,209,278
1,000 Edinburg Economic Development Corporation, Texas, Sales Tax
Revenue Bonds, Series 2021A, 3.375%, 8/15/46
8/28 at 100.00 N/R   719,830
1,500 Elmendorf, Texas, Special Assessment Revenue Bonds, Hickory Ridge
Public Improvement District Improvement Area 1, Series 2021,
4.000%, 9/01/51, 144A
9/31 at 100.00 N/R   1,156,335

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 3,985 Fate City, Rockwall County, Texas, Special Assessment Revenue Bonds,
Williamsburg East Public Improvement District Improvement Area 2
Project, Series 2022, 6.000%, 8/15/52, 144A
8/32 at 100.00 N/R   $ 3,992,811
2,000 Fate, Rockwell County, Texas, Special Assessment Revenue Bonds,
Monterra Public Improvement District 1 Improvement Area 1, Series
2021, 4.000%, 8/15/51, 144A
8/31 at 100.00 N/R   1,585,440
750 Georgetown, Texas, Special Assessment Revenue Bonds, Parks at
Westhaven Public Improvement District Project, Series 2022, 4.250%,
9/15/47, 144A
9/30 at 100.00 N/R   634,875
13,000 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Health System, Series
2022A, 4.125%, 7/01/52, (UB) (5)
7/32 at 100.00 A+   12,260,300
7,400 Harris County Cultural Education Facilities Finance Corporation, Texas,
Revenue Bonds, Houston Methodist Hospital System, Series 2015,
4.000%, 12/01/45, (UB) (5)
6/25 at 100.00 AA   6,864,832
6,480 Harris County, Texas, Toll Road Revenue Bonds, Refunding Senior Lien
Series 2018A, 4.000%, 8/15/48, (UB) (5)
2/28 at 100.00 AA   6,148,483
600 Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital
Appreciation Refunding Senior Lien Series 2014A, 0.000%, 11/15/53
- AGM Insured
11/31 at 33.96 A1   125,118
Harris County-Houston Sports Authority, Texas, Revenue
Bonds, Junior Lien Series 2001H:
475 0.000%, 11/15/23 - NPFG Insured No Opt. Call BB+ 457,976
520 0.000%, 11/15/26, (ETM) No Opt. Call Baa2 (6) 464,100
355 0.000%, 11/15/27, (ETM) No Opt. Call Baa2 (6) 306,965
480 0.000%, 11/15/28 - NPFG Insured, (ETM) No Opt. Call Baa2 (6) 402,504
125 0.000%, 11/15/29 - NPFG Insured, (ETM) No Opt. Call Baa2 (6) 101,669
1,910 0.000%, 11/15/32 - NPFG Insured 11/31 at 94.05 BB+ 1,190,790
2,075 0.000%, 11/15/34 - NPFG Insured 11/31 at 83.17 BB+ 1,123,260
35 0.000%, 11/15/35 11/31 at 78.18 BB+ 17,640
4,160 0.000%, 11/15/36 - NPFG Insured 11/31 at 73.51 BB+ 1,952,995
1,525 0.000%, 11/15/37 - NPFG Insured 11/31 at 69.08 BB+ 667,157
1,930 0.000%, 11/15/38 - NPFG Insured 11/31 at 64.91 BB+ 787,343
1,130 0.000%, 11/15/39 - NPFG Insured 11/31 at 60.98 BB+ 429,434
5,300 0.000%, 11/15/40 - NPFG Insured 11/31 at 57.27 BB+ 1,875,564
17,315 0.000%, 11/15/41 - NPFG Insured 11/31 at 53.78 BB+ 5,721,049
1,840 Harris County-Houston Sports Authority, Texas, Revenue Bonds, Senior
Lien Series 2001G, 0.000%, 11/15/41 - NPFG Insured
11/31 at 53.78 BBB   623,907
Harris County-Houston Sports Authority, Texas, Revenue
Bonds, Third Lien Series 2004A-3:
100 0.000%, 11/15/31 - NPFG Insured 11/24 at 66.52 BB 61,107
605 0.000%, 11/15/32 - NPFG Insured 11/24 at 62.71 BB 348,190
1,420 0.000%, 11/15/33 - NPFG Insured 11/24 at 59.10 BB 769,271
190 0.000%, 11/15/34 - NPFG Insured 11/24 at 55.69 BB 96,799
25 0.000%, 11/15/34, (Pre-refunded 11/15/24) - NPFG Insured 11/24 at 55.69 Baa2 (6) 13,169
555 0.000%, 11/15/35 - NPFG Insured 11/24 at 52.47 BB 266,250
6,465 0.000%, 11/15/38 - NPFG Insured 11/24 at 43.83 BB 2,585,935
9,245 0.000%, 11/15/39 11/24 at 41.26 BB 3,477,414
Harris County-Houston Sports Authority, Texas, Special
Revenue Bonds, Refunding Senior Lien Series 2001A:
1,180 0.000%, 11/15/34 - NPFG Insured 11/30 at 78.27 A1 665,898
26,165 0.000%, 11/15/38 - NPFG Insured 11/30 at 61.17 A1 11,184,229
8,805 0.000%, 11/15/40 - NPFG Insured 11/30 at 54.04 A1 3,275,372
1,025 Haslett, Texas, Special Assessment Revenue Bonds, Haslet Public
Improvement District 5 Improvement Area 1 Project, Series 2019,
4.125%, 9/01/39, 144A
9/29 at 100.00 N/R   905,639

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 1,500 Haslett, Texas, Special Assessment Revenue Bonds, Haslet Public
Improvement District 5 Improvement Area 2 Project, Series 2021,
4.000%, 9/01/51, 144A
9/31 at 100.00 N/R   $ 1,167,270
9,190 Hays County, Texas, Special Assessment Revenue Bonds, La Cima Public
Improvement District Major Public Improvement Project, Series 2015,
7.000%, 9/15/45
9/25 at 100.00 N/R   9,260,212
6,520 Heart of Texas Education Finance Corporation, Texas, Gateway Charter
Academy, Series 2006A, 6.000%, 2/15/36
1/23 at 100.00 N/R   6,374,995
Hidalgo County Regional Mobility Authority, Texas, Toll
and Vehicle Registration Fee Revenue Bonds, Senior Lien
Series 2022A:
7,560 0.000%, 12/01/53 12/31 at 42.84 BBB- 1,396,256
5,000 0.000%, 12/01/54 12/31 at 41.04 BBB- 860,900
18,600 0.000%, 12/01/55 12/31 at 39.30 BBB- 2,982,510
595 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines Inc. Terminal Improvement Project, Refunding Series 2015B-1,
5.000%, 7/15/35, (AMT)
7/25 at 100.00 B   573,705
4,000 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Terminal E Project, Series 2021B-1, 4.000%, 7/15/41,
(AMT)
7/29 at 100.00 B-   3,401,920
1,500 Hutto, Williams County Texas, Special Assessment Revenue Bonds,
Durango Farms Public Improvement Project Series 2021, 4.000%,
9/01/56, 144A
9/29 at 100.00 N/R   1,155,405
1,000 Hutto, Williams County Texas, Special Assessment Revenue Bonds,
Emory Crossing, Public Improvement Area 1 Project Series 2021,
4.000%, 9/01/56, 144A
9/29 at 100.00 N/R   769,240
Justin, Denton County, Texas, Special Assessment
Revenue Bonds, Timberbrook Public Improvement
District 1 Improvement Area 1 Project, Series 2018:
1,315 5.000%, 9/01/38, 144A 9/28 at 100.00 N/R 1,275,997
1,175 5.375%, 9/01/38, 144A 9/28 at 100.00 N/R 1,170,594
1,930 5.125%, 9/01/47, 144A 9/28 at 100.00 N/R 1,835,276
1,770 5.500%, 9/01/47, 144A 9/28 at 100.00 N/R 1,739,361
2,000 Kaufman County Fresh Water Supply District 1-D, Texas, General
Obligation Road Bonds, Series 2021, 3.000%, 9/01/51
9/26 at 100.00 N/R   1,274,960
1,500 Kaufman,Texas, Special Assessment Revenue Bonds, Kaufman Public
Improvement District 1 Phase 2A-2B Project, Series 2021, 6.000%,
9/15/52
9/32 at 100.00 N/R   1,527,420
1,280 Kyle, Texas, Special Assessment Revenue Bonds, 6 Creeks Public
Improvement District Improvement Area 3 Project, Series 2021,
4.000%, 9/01/46, 144A
9/31 at 100.00 N/R   1,027,277
2,000 Kyle, Texas, Special Assessment Revenue Bonds, Southwest Kyle Public
Improvement District, Series 2022, 5.000%, 9/01/42
9/32 at 100.00 N/R   1,885,700
2,500 Lago Vista, Travis County, Texas, Special Assessment Revenue
Bonds, Tessera on Lake Travis Public Improvement District Major
Improvement Area Project, Series 2020B, 4.875%, 9/01/50, 144A
9/30 at 100.00 N/R   2,239,950
1,015 Lavon, Texas, Special Assessment Revenue Bonds, Lakepointe Public
Improvement District Area 1 Project, Series 2019, 4.250%, 9/15/39,
144A
9/29 at 100.00 N/R   896,884
2,700 Lavon, Texas, Special Assessment Revenue Bonds, Lakepointe Public
Improvement District Areas 2-3 Project, Series 2022, 6.125%, 9/15/52,
144A
9/32 at 100.00 N/R   2,723,247

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 1,270 Lavon, Texas, Special Assessment Revenue Bonds, Lakepointe Public
Improvement District Major Improvement Area Project, Series 2019,
5.000%, 9/15/49, 144A
9/29 at 100.00 N/R   $ 1,161,479
2,720 Leander, Texas, Special Assessment Revenue Bonds, Crystal Springs
Public Improvement District Project, Series 2018, 5.300%, 9/01/48,
144A
9/28 at 100.00 N/R   2,617,755
1,090 Leander, Texas, Special Assessment Revenue Bonds, Deerbrooke
Public Improvement District Northern Improvement Area Major
Improvement Project, Series 2017, 5.375%, 9/01/47, 144A
9/26 at 100.00 N/R   1,054,706
3,810 Leander, Texas, Special Assessment Revenue Bonds, Deerbrooke Public
Improvement District Southern Improvement Area Project, Series
2017, 5.000%, 9/01/47, 144A
9/26 at 100.00 N/R   3,559,797
6,000 Legato Community Authority, Commerce City, Texas, Limited Tax
Supported Revenue Bonds, District 1, 2, 3 & 7, Convertible Capital
Appreciation Series 2021A-2, 5.000%, 12/01/51
6/26 at 100.67 N/R   3,675,180
Legato Community Authority, Commerce City, Texas,
Limited Tax Supported Revenue Bonds, District 1, 2, 3 &
7, Series 2021A-1:
1,355 5.000%, 12/01/41 6/26 at 103.00 N/R 1,182,143
2,060 5.000%, 12/01/46 6/26 at 103.00 N/R 1,713,343
2,269 Legato Community Authority, Commerce City, Texas, Limited Tax
Supported Revenue Bonds, District 1, 2, 3 & 7, Series 2021B, 8.250%,
12/15/51
6/26 at 103.00 N/R   1,991,592
2,850 Liberty Hill, Williamson County, Texas, Special Assessment Revenue
Bonds, Butler Farms Public Improvement District Improvement Areas
1 & 2 Project, Series 2022, 4.000%, 9/01/52, 144A
9/32 at 100.00 N/R   2,279,174
1,000 Liberty Hill, Williamson County, Texas, Special Assessment Revenue
Bonds, Butler Farms Public Improvement District Major Improvement
Area Project, Series 2022, 4.375%, 9/01/52, 144A
9/32 at 100.00 N/R   823,950
Liberty Hill, Williamson County, Texas, Special
Assessment Revenue Bonds, Liberty Parke Public
Improvement District Master Improvement Area Project,
Series 2017:
330 5.125%, 9/01/27, 144A No Opt. Call N/R 335,059
2,150 6.000%, 9/01/46, 144A 9/27 at 100.00 N/R 2,197,063
1,050 Liberty Hill, Williamson County, Texas, Special Assessment Revenue
Bonds, Liberty Parke Public Improvement District Neighborhood
Improvement Area 1 Project, Series 2017, 5.375%, 9/01/46, 144A
9/26 at 100.00 N/R   1,051,155
3,000 Little Elm, Denton County, Texas, Special Assessment Revenue Bonds,
Valencia Public Improvement District 2 Project, Series 2022, 6.875%,
9/01/52, 144A
9/32 at 100.00 N/R   3,104,400
Little Elm, Denton County, Texas, Special Assessment
Revenue Bonds, Valencia Public Improvement District
Improvement Area 2 Project, Refunding & Improvement
Series 2018:
70 0.000%, 9/01/23, 144A No Opt. Call N/R 67,986
12,095 5.750%, 9/01/48, 144A 9/28 at 100.00 N/R 12,287,915
1,000 Little Elm, Texas, Special Assessment Revenue Bonds, Spiritas Ranch
Public Improvement District Project, Series 2022, 4.000%, 9/01/51,
144A
9/32 at 100.00 N/R   775,150
6,470 Little Elm, Texas, Special Assessment Revenue Bonds, Valencia Public
Improvement District Phase I, Refunding & Improvement Series 2018,
5.250%, 9/01/44, 144A
9/28 at 100.00 N/R   6,346,423

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 5,160 Little Elm,Texas, Special Assessment Revenue Bonds, Hillstone Pointe
Public Improvement District 2 Phase 1-1A Project, Series 2017,
6.000%, 9/01/47, 144A
9/27 at 100.00 N/R   $ 5,245,243
Little Elm,Texas, Special Assessment Revenue Bonds,
Hillstone Pointe Public Improvement District 2 Phase 2-3
Project, Series 2018:
723 5.750%, 9/01/38, 144A 9/28 at 100.00 N/R 741,863
1,350 5.875%, 9/01/47, 144A 9/28 at 100.00 N/R 1,380,375
1,500 Little Elm,Texas, Special Assessment Revenue Bonds, Lakeside Estates
Public Improvement District 2 Project, Series 2017, 5.000%, 9/01/47,
144A
9/27 at 100.00 N/R   1,417,920
Little Elm,Texas, Special Assessment Revenue Bonds,
Valencia Public Improvement District Major Improvement
Area Project, Refunding Series 2018:
125 0.000%, 9/01/23, 144A No Opt. Call N/R 121,324
125 0.000%, 9/01/24, 144A No Opt. Call N/R 115,799
125 0.000%, 9/01/25, 144A No Opt. Call N/R 110,407
6,300 6.750%, 9/01/48, 144A 9/28 at 100.00 N/R 6,539,337
Manor, Texas, Special Assessment Revenue Bonds, Lagos
Public Improvement District Major Improvement Area
Project, Series 2020:
600 4.500%, 9/15/40, 144A 9/30 at 100.00 N/R 543,354
600 4.625%, 9/15/49, 144A 9/30 at 100.00 N/R 521,256
1,755 Marble Falls, Burnet County, Texas, Special Assessment Revenue Bonds,
Gregg Ranch Public Improvement District Major Improvement Area
Project, Series 2019, 5.750%, 9/01/49, 144A
9/29 at 100.00 N/R   1,692,311
2,000 Marble Falls, Burnet County, Texas, Special Assessment Revenue Bonds,
Thunder Rock Public Improvement District Improvement Area 1
Project, Series 2021, 4.375%, 9/01/51, 144A
9/31 at 100.00 N/R   1,636,300
1,000 Marble Falls, Burnet County, Texas, Special Assessment Revenue Bonds,
Thunder Rock Public Improvement District Major Improvement Area
Project, Series 2021, 5.125%, 9/01/51, 144A
9/31 at 100.00 N/R   900,710
Medina County, Texas, Special Assessment Revenue
Bonds, Woodlands Public Improvement District Major
Improvement Areas 1, Series 2021:
785 5.250%, 9/01/41, 144A 9/31 at 100.00 N/R 717,176
1,160 5.500%, 9/01/50, 144A 9/31 at 100.00 N/R 1,061,760
1,250 Medina County, Texas, Special Assessment Revenue Bonds, Woodlands
Public Improvement District Neighborhood Improvement Areas 1,
Series 2021, 4.750%, 9/01/50, 144A
9/31 at 100.00 N/R   1,045,738
Mesquite, Texas, Special Assessment Bonds, Heartland
Town Center Public Improvement District Phase 1 Project,
Series 2018:
850 5.250%, 9/01/38, 144A 9/28 at 100.00 N/R 851,173
1,595 5.375%, 9/01/48, 144A 9/28 at 100.00 N/R 1,556,784
Mesquite, Texas, Special Assessment Bonds, Iron Horse
Public Improvement District Project, Series 2019:
1,000 5.750%, 9/15/39, 144A 9/29 at 100.00 N/R 984,100
2,300 6.000%, 9/15/49, 144A 9/29 at 100.00 N/R 2,293,675
1,750 Midlothian, Texas, Special Assessment Revenue Bonds, Redden Farms
Public Improvement District Improvement Areas 1-2 Project, Series
2021, 4.125%, 9/15/51, 144A
9/31 at 100.00 N/R   1,401,365

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
Midlothian, Texas, Special Assessment Revenue Bonds,
Redden Farms Public Improvement District Major
Improvement Area Project, Series 2021:
$ 420 4.500%, 9/15/41, 144A 9/31 at 100.00 N/R $ 364,203
750 4.750%, 9/15/51, 144A 9/31 at 100.00 N/R 633,120
17,127 Mission Economic Development Corporation, Texas, Water Supply
Revenue Bonds, Enviro Water Minerals Project, Green Bonds, Series
2015, 7.750%, 1/01/45, (AMT), 144A (4)
1/26 at 102.00 N/R   342,537
New Braunfels, Comal and Guadalupe Counties, Texas,
Special Assessment Revenue Bonds, Solms Landing
Public Improvement District Improvement Area 1 Project,
Series 2021:
1,000 4.500%, 9/01/41, 144A 9/31 at 100.00 N/R 849,470
1,000 4.750%, 9/01/51, 144A 9/31 at 100.00 N/R 833,220
New Hope Cultural Education Facilities Finance
Corporation, Texas, Education Revenue Bonds, Beta
Academy, Series 2018A:
1,595 5.625%, 8/15/39, 144A 8/24 at 100.00 N/R 1,600,359
3,340 5.750%, 8/15/49, 144A 8/24 at 100.00 N/R 3,335,224
780 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckingham Senior Living
Community, Inc. Project, Series 2021A-1, 7.500%, 11/15/37
No Opt. Call N/R   633,610
5,050 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckingham Senior Living
Community, Inc. Project, Series 2021A-2, 7.500%, 11/15/36
No Opt. Call N/R   4,313,003
21,522 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckingham Senior Living
Community, Inc. Project, Series 2021B, 5.625%, 11/15/61
11/26 at 105.00 N/R   9,882,566
4,305 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Legacy Midtown Park Project,
Series 2018A, 5.500%, 7/01/54
7/24 at 103.00 N/R   3,358,761
New Hope Cultural Education Facilities Finance
Corporation, Texas, Retirement Facility Revenue Bonds,
Methodist Retirement Communites Senior Living
Langford Project, Series 2016:
670 5.375%, 11/15/36 11/26 at 100.00 N/R 595,014
1,000 5.500%, 11/15/46 11/26 at 100.00 N/R 835,170
2,000 5.500%, 11/15/52 11/26 at 100.00 N/R 1,628,260
New Hope Cultural Education Facilities Finance
Corporation, Texas, Senior Living Revenue Bonds,
Sanctuary LTC LLC Project, Series 2021A-1:
4,000 5.250%, 1/01/42 1/28 at 103.00 N/R 3,063,080
95,255 5.500%, 1/01/57 1/28 at 103.00 N/R 68,905,562
New Hope Cultural Education Facilities Finance
Corporation, Texas, Student Housing Revenue Bonds,
NCCD - College Station Properties LLC - Texas A&M
University Project,  Series 2015A:
1,840 5.000%, 7/01/24 (4) No Opt. Call Caa2 1,564,000
13,600 5.000%, 7/01/35 (4) 7/25 at 100.00 Caa2 11,560,000
115,200 5.000%, 7/01/47 (4) 7/25 at 100.00 Caa2 97,920,000
9,965 New Hope Cultural Educational Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Children's Health Systems of Texas Project,
Series 2017A, 4.000%, 8/15/40, (UB) (5)
8/27 at 100.00 Aa3   9,663,160
3,445 North East Regional Mobility Authority, Texas, Revenue Bonds,
Subordinate Lien Series 2016B, 5.000%, 1/01/46
1/26 at 100.00 Baa3   3,286,633

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 42,840 North Fort Bend Water Authority, Texas, Water System Revenue Bonds,
Refunding  Series 2019A, 4.000%, 12/15/58, (UB) (5)
12/29 at 100.00 A+   $ 38,389,781
2,165 North Parkway Municipal Management District 1, Celina, Texas, Contract
Revenue Bonds, Legacy Hills Public Improvement District Phase 1A-1B
Improvements, Series 2021, 4.250%, 9/15/51, 144A
9/31 at 100.00 N/R   1,790,022
9,000 North Parkway Municipal Management District 1, Celina, Texas, Special
Assessment Revenue Bonds, Major Improvements Project, Series
2021, 5.000%, 9/15/51, 144A
9/31 at 100.00 N/R   8,171,820
670 North Richland Hills, Texas, Special Assessment Revenue Bonds, City
Point Public Improvement District Zone A Project, Series 2019, 5.625%,
9/01/40, 144A
9/30 at 100.00 N/R   652,084
North Richland Hills, Texas, Special Assessment Revenue
Bonds, City Point Public Improvement District Zone B
Project, Series 2019:
658 5.250%, 9/01/40, 144A 9/30 at 100.00 N/R 631,660
923 5.375%, 9/01/50, 144A 9/30 at 100.00 N/R 873,444
Pilot Point, Texas, Special Assessment Revenue Bonds,
Creekview Public Improvement District Zone A
Improvement Area 1 Project, Series 2022:
350 5.250%, 9/15/32, 144A No Opt. Call N/R 346,889
800 5.500%, 9/15/42, 144A 9/32 at 100.00 N/R 774,696
1,250 5.625%, 9/15/52, 144A 9/32 at 100.00 N/R 1,209,612
Pilot Point, Texas, Special Assessment Revenue
Bonds, Creekview Public Improvement District Zone B
Improvement Area 1 Project, Series 2022:
300 5.250%, 9/15/32, 144A No Opt. Call N/R 297,333
750 5.500%, 9/15/42, 144A 9/32 at 100.00 N/R 726,278
1,000 5.625%, 9/15/52, 144A 9/32 at 100.00 N/R 967,690
3,000 Pilot Point, Texas, Special Assessment Revenue Bonds, Mobberly Public
Improvement District Improvement Area 1 Project, Series 2022,
5.500%, 9/15/48, 144A
9/30 at 100.00 N/R   2,919,270
4,900 Pilot Point, Texas, Special Assessment Revenue Bonds, Mobberly Public
Improvement District Improvement Area 2 Project, Series 2022,
6.000%, 9/15/52, 144A
9/32 at 100.00 N/R   4,909,555
2,000 Pilot Point, Texas, Special Assessment Revenue Bonds, Mobberly Public
Improvement District Major Improvement Area Project, Series 2022,
6.500%, 9/15/52, 144A
9/32 at 100.00 N/R   2,020,980
4,250 Plano, Collin and Denton Counties, Texas, Special Assessment Revenue
Bonds, Collin Creek East Public Improvement District Project, Series
2021, 4.375%, 9/15/51, 144A
9/31 at 100.00 N/R   3,390,353
1,250 Plano, Collin and Denton Counties, Texas, Special Assessment Revenue
Bonds, Collin Creek West Public Improvement District Project, Series
2021, 4.000%, 9/15/51, 144A
9/31 at 100.00 N/R   970,400
Port Beaumont Navigation District, Jefferson County,
Texas, Dock and Wharf Facility Revenue Bonds, Jefferson
Gulf Coast Energy Project, Series 2021A:
1,200 2.875%, 1/01/41, (AMT), 144A 7/23 at 103.00 N/R 788,736
9,000 3.000%, 1/01/50, (AMT), 144A 7/23 at 103.00 N/R 5,313,240
Pottsboro Higher Education Finance Corporation,
Texas, Education Revenue Bonds, Imagine International
Academy of North Texas, LLC, Series 2016A:
655 5.000%, 8/15/36 8/26 at 100.00 N/R 620,855
1,000 5.000%, 8/15/46 8/26 at 100.00 N/R 897,750

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 497 Princeton, Texas, Special Assessment Revenue Bonds, Brookside Public
Improvement District Phase 2 & 3 Project, Series 2021, 4.000%,
9/01/51, 144A
9/29 at 100.00 N/R   $ 395,433
5,760 Princeton, Texas, Special Assessment Revenue Bonds, Crossroads
Public Improvement District Major improvement Project, Series 2018,
6.500%, 9/01/48, 144A
9/28 at 100.00 N/R   5,876,467
2,080 Princeton, Texas, Special Assessment Revenue Bonds, Whitewing Trails
Public Improvement District 2 Phase 1 Project, Series 2019, 4.750%,
9/01/49, 144A
9/29 at 100.00 N/R   1,866,342
Princeton, Texas, Special Assessment Revenue Bonds,
Whitewing Trails Public Improvement District 2 Phase 2-6
Major Improvement Project, Series 2019:
1,000 5.500%, 9/01/39, 144A 9/29 at 100.00 N/R 1,001,020
2,000 5.750%, 9/01/49, 144A 9/29 at 100.00 N/R 1,997,100
3,605 Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue
Bonds, Series 2014A, 5.125%, 2/01/39
2/24 at 100.00 Ba1   3,650,315
1,000 Red Oak, Ellis County, Texas, Special Assessment Revenue Bonds, Red
Oak Public Improvement District 1 Improvement Area 1 Project, Series
2021, 4.000%, 9/15/51, 144A
9/30 at 100.00 N/R   791,060
Red River Health Facilities Development Corporation,
Texas, First Mortgage Revenue Bonds, Eden Home Inc.,
Series 2012:
6,280 4.087%, 12/15/32 (4) 1/23 at 100.00 N/R 3,830,800
5,525 4.087%, 12/15/42 (4) 1/23 at 100.00 N/R 3,370,250
14,375 4.087%, 12/15/47 (4) 1/23 at 100.00 N/R 8,768,750
3,300 Red River Health Facilities Development Corporation, Texas, Retirement
Facility Revenue Bonds, MRC Crossings Project, Series 2014A, 7.750%,
11/15/44, (Pre-refunded 11/15/24)
11/24 at 100.00 N/R  (6) 3,586,242
445 Rowlett, Texas, Special Assessment Revenue Bonds, Bayside Public
Improvement District North Improvement Area, Series 2016, 6.000%,
9/15/46
3/24 at 102.00 N/R   437,457
1,365 Royse CIty, Rockwall County, Texas, Special Assessment Revenue Bonds,
Waterscape Public improvement District Improvement Area 2 Project,
Series 2019, 4.625%, 9/15/39, 144A
9/27 at 100.00 N/R   1,277,244
4,000 Royse CIty, Rockwall County, Texas, Special Assessment Revenue Bonds,
Waterscape Public improvement District Improvement Area 3 Project,
Series 2022, 5.750%, 9/15/52, 144A
9/32 at 100.00 N/R   3,851,000
4,085 Royse City, Rockwall County, Texas, Special Assessment Revenue Bonds,
Waterscape Publifc improvement District Major Improvement Area
Project, Series 2017, 5.250%, 9/15/48, 144A
9/27 at 100.00 N/R   3,930,260
Royse City, Rockwall, Collin and Hunt Counties, Texas,
Special Assessment Revenue Bonds, Creekshaw Public
Improvement District Improvement Area 2 Project, Series
2022:
600 5.875%, 9/15/42, 144A 9/32 at 100.00 N/R 593,040
1,300 6.000%, 9/15/52, 144A 9/32 at 100.00 N/R 1,302,691
Royse City, Rockwall, Collin and Hunt Counties, Texas,
Special Assessment Revenue Bonds, Creekshaw Public
Improvement District Major Improvement Area Project,
Series 2020:
400 4.875%, 9/15/40, 144A 9/30 at 100.00 N/R 366,796
700 5.125%, 9/15/50, 144A 9/30 at 100.00 N/R 637,966
750 Sachse, Texas, Special Assessment Bonds, Sachse Public Improvement
District 1 Improvement Area 1 Project, Series 2022, 6.000%, 9/15/50,
144A
9/32 at 100.00 N/R   767,625

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 1,000 Sachse, Texas, Special Assessment Bonds, Sachse Public Improvement
District 1 Improvement Areas 2-3 Project, Series 2022, 7.000%,
9/15/52, 144A
9/32 at 100.00 N/R   $ 1,014,600
2,235 Sachse, Texas, Special Assessment Bonds, Sachse Public Improvement
District 1 Major Improvement Area Project, Series 2020, 5.625%,
9/15/50, 144A
9/30 at 100.00 N/R   2,122,535
1,250 San Antonio Education Facilities Corporation, Texas, Higher Education
Revenue Bonds, Hallmark University Project, Series 2021A, 5.000%,
10/01/51
10/31 at 100.00 N/R   1,001,825
San Marcos City, Hays, Caldwell and Guadalupe
Counties, Texas, Special Assessment Revenue Bonds, San
Marcos Trace Public Improvement District Series 2019:
3,800 5.750%, 9/01/39, 144A 9/28 at 100.00 N/R 3,806,840
5,000 5.750%, 9/01/48, 144A 9/28 at 100.00 N/R 4,920,450
2,200 San Marcos City, Hays, Caldwell and Guadalupe Counties, Texas, Special
Assessment Revenue Bonds, Whisper Public Improvement District
Series 2020, 5.625%, 9/01/50
9/30 at 100.00 N/R   2,142,338
San Marcos, Hays, Caldwell and Guadalupe Counties,
Texas, Special Assessment Revenue Bonds, Whisper
South Public Improvement District, Series 2020:
1,500 4.250%, 9/01/42, 144A 9/32 at 100.00 N/R 1,266,570
1,750 4.500%, 9/01/51, 144A 9/32 at 100.00 N/R 1,448,633
100 Sanger Industrial Development Corporation, Texas, Industrial
Development Revenue Bonds, Texas Pellets Inc. Project, Refunding
Series 2012B, 8.000%, 7/01/38, (AMT) (4)
1/23 at 100.00 N/R   25,000
1,000 Santa Fe, Galveston County, Texas, Special Assessment Revenue Bonds,
Mulberry Farms Public Improvement District Series 2022, 5.000%,
9/01/52, 144A
9/32 at 100.00 N/R   905,460
Sinton, San Patricio County, Texas, Special Assessment
Revenue Bonds, Somerset Public Improvement District 1
Series 2022:
1,000 5.125%, 9/01/42, 144A 9/32 at 100.00 N/R 931,670
1,800 5.250%, 9/01/51, 144A 9/32 at 100.00 N/R 1,648,728
9,345 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Methodist Hospital of Dallas, Series 2022,
4.000%, 10/01/42, (UB) (5)
4/32 at 100.00 AA-   8,948,959
24,550 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Scott & White Healthcare Project, Series
2022D, 5.000%, 11/15/51, (UB) (5)
11/32 at 100.00 AA-   25,522,671
Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Retirement Facility Revenue Bonds,
Buckner Senior Living Ventana Project, Series 2017A:
240 6.625%, 11/15/37 5/27 at 100.00 N/R 243,185
5,875 6.750%, 11/15/47 5/27 at 100.00 N/R 5,905,080
5,865 6.750%, 11/15/52 5/27 at 100.00 N/R 5,884,061
8,000 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Revenue Bonds, Christus Health, Series 2022A, 4.000%, 7/01/53, (UB)
(5)
7/32 at 100.00 A1   7,200,000
2,075 Tarrant County Cultural Education Facilities Finance Corporaton, Texas,
Retirement Facility Revenue Bonds, C.C. Young Memorial Home
Project, Series 2009A, 0.000%, 2/15/38 (4)
1/23 at 100.00 N/R   1,245,000

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
Tarrant County Cultural Education Facilities Finance
Corporaton, Texas, Retirement Facility Revenue Bonds,
C.C. Young Memorial Home Project, Series 2016A:
$ 1,000 0.000%, 2/15/48 (4) 2/27 at 100.00 N/R $ 600,000
1,000 0.000%, 2/15/52 (4) 2/27 at 100.00 N/R 600,000
3,660 Texas Private Activity Bond Surface Transporation Corporation, Senior
Lien Revenue Bonds, NTE Mobility Partners Segments 3 LLC Segments
3A & 3B Facility, Series 2013, 6.750%, 6/30/43, (AMT)
9/23 at 100.00 Baa2   3,718,853
2,500 Town of Lakewood Village, Texas, Lakewood Village Public Improvement
District Improvement District No. 1 Project, Special Assessment
Revenue Bonds, Series 2022, 5.375%, 9/15/52, 144A
9/32 at 100.00 N/R   2,335,050
Travis County Development Authority, Texas, Contract
Assessment Revenue Bonds, Turner's Crossing Public
Improvement District Area1 Project, Series 2022:
870 5.375%, 9/01/42, 144A 9/32 at 100.00 N/R 853,374
1,500 5.500%, 9/01/52, 144A 9/32 at 100.00 N/R 1,455,090
3,071 Uhland, Hays and Caldwell Counties, Texas, Special Assessment
Revenue Bonds, Watermill Public Improvement District, Series 2022,
6.625%, 9/01/52, 144A
9/32 at 100.00 N/R   3,179,099
3,200 Venus, Johnson County, Texas, Special Assessment Revenue Bonds,
Brahman Ranch Public Improvement District, Series 2022, 6.500%,
9/15/52, 144A
9/32 at 100.00 N/R   3,166,368
1,150 Venus, Johnson County, Texas, Special Assessment Revenue Bonds,
Patriot Estates Public Improvement District, Series 2021, 4.000%,
9/15/51, 144A
9/29 at 100.00 N/R   914,699
4,000 Vista Lago, Travis County, Texas, Special Assessment Revenue Bonds,
Tessera on Lake Travis Public Improvement District Improvement Area
#2 Project, Series 2018, 5.000%, 9/01/47
9/27 at 100.00 N/R   3,741,680
Westlake, Texas, Special Assessment Revenue Bonds,
Solana Public Improvement District, Series 2015:
3,025 6.125%, 9/01/35 9/25 at 100.00 N/R 3,025,061
2,755 6.250%, 9/01/40 9/25 at 100.00 N/R 2,719,956
7,045 6.375%, 9/01/45 9/25 at 100.00 N/R 6,991,106
1,058,954 Total Texas 853,667,252
Utah - 0.6%
Black Desert Public Infrastructure District, Utah, Limited
Tax General Obligation Bonds, Series 2021A:
5,900 3.750%, 3/01/41, 144A 9/26 at 103.00 N/R 4,616,573
9,630 4.000%, 3/01/51, 144A 9/26 at 103.00 N/R 7,181,091
3,500 Black Desert Public Infrastructure District, Utah, Limited Tax General
Obligation Bonds, Subordinate Series 2021B, 7.375%, 9/15/51, 144A
9/26 at 103.00 N/R   2,828,665
11,176 Box Elder County, Utah, Solid Waste Disposal Revenue Bonds,
Promontory Point Res, LLC, Senior Series 2017A, 8.000%, 12/01/39,
(AMT), 144A
12/27 at 100.00 N/R   11,178,437
300 Carbon County, Utah, Solid Waste Disposal Facility Revenue Bonds,
Sunnyside Cogeneration Associates, Series 1999A, 7.100%, 8/15/23,
(AMT)
No Opt. Call N/R   299,736
10,000 Gateway at Sand Hollow, Public Infrastructure District 1, Utah, Limited
Tax General Obligation Bonds, Series 2021A, 5.500%, 3/01/51, 144A
12/26 at 103.00 N/R   7,512,000
3,275 Jepson Canyon Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Series 2022A, 5.125%, 3/01/51
3/27 at 103.00 N/R   2,494,273

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utah (continued)
Medical School Campus Public Infrastructure District,
Utah, Limited Tax General Obligation Bonds, Series
2020A:
$ 3,875 5.250%, 2/01/40, 144A 9/25 at 103.00 N/R $ 3,311,420
11,000 5.500%, 2/01/50, 144A 9/25 at 103.00 N/R 9,243,740
1,955 Medical School Campus Public Infrastructure District, Utah, Limited Tax
General Obligation Bonds, Subordinate Lien Series 2020B, 7.875%,
8/15/50, 144A
9/25 at 103.00 N/R   1,622,161
2,600 Red Bridge Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Series 2021A, 4.375%, 2/01/51, 144A
2/26 at 103.00 N/R   1,906,840
600 Red Bridge Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Subordinate Series 2021B, 7.375%, 8/15/51, 144A
2/26 at 103.00 N/R   478,212
1,075 ROAM Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Series 2021A, 4.250%, 3/01/51, 144A
9/26 at 103.00 N/R   796,876
424 ROAM Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Subordinate Series 2021B, 7.375%, 3/15/51, 144A
9/26 at 103.00 N/R   346,433
1,320 Utah Charter School Finance Authority, Charter School Revenue Bonds,
Bridge Elementary Project, Series 2021A, 4.250%, 6/15/51
6/28 at 103.00 N/R   935,774
Utah Charter School Finance Authority, Charter School
Revenue Bonds, Leadership Learning Academy Project,
Series 2019A:
1,705 5.000%, 6/15/39, 144A 6/27 at 102.00 N/R 1,573,493
1,670 5.000%, 6/15/50, 144A 6/27 at 102.00 N/R 1,450,562
830 Utah Charter School Finance Authority, Charter School Revenue Bonds,
Mountain West Montessori Academy Project, Series 2020A, 5.000%,
6/15/49, 144A
12/29 at 100.00 N/R   733,587
5,130 Utah Charter School Finance Authority, Charter School Revenue Bonds,
Paradigm High School Project, Series 2020A, 5.125%, 7/15/51, 144A
1/25 at 102.00 N/R   3,895,260
Utah Charter School Finance Authority, Charter School
Revenue Bonds, Renaissance Academy Project,
Refunding Series 2020:
950 5.000%, 6/15/40, 144A 6/28 at 102.00 Ba2 907,374
2,000 5.000%, 6/15/55, 144A 6/28 at 102.00 Ba2 1,788,560
8,380 Utah Charter School Finance Authority, Charter School Revenue Bonds,
Saint George Academy Project, Series 2021A, 5.000%, 6/15/56, 144A
12/30 at 101.00 N/R   5,794,100
200 Utah Charter School Finance Authority, Charter School Revenue Bonds,
Saint George Academy Project, Taxable Series 2021B, 5.750%,
6/15/24, 144A
No Opt. Call N/R   193,896
5,430 Utah Charter School Finance Authority, Revenue Bonds, Channing Hall
Project, Refunding Series 2017A, 5.250%, 7/15/38, 144A
7/27 at 100.00 BB   5,294,847
3,180 Utah Charter School Finance Authority, Revenue Bonds, Wallace
Stegner Academy Project, Series 2019A, 5.000%, 6/15/49, 144A
6/27 at 100.00 N/R   2,772,229
11,315 Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc.,
Series 2016B, 4.000%, 5/15/47, (UB) (5)
5/24 at 100.00 AA+   10,814,651
6,450 Utah State Board of Regents, Revenue Bonds, Dixie University, Series
2019, 3.000%, 6/01/49, (UB) (5)
6/29 at 100.00 AA   4,552,346
113,870 Total Utah 94,523,136
Virgin Islands - 0.8%
12,430 Matching Fund Special Purpose Securitization Corporation, Virgin
Islands, Revenue Bonds, Series 2022A, 5.000%, 10/01/39
10/32 at 100.00 N/R   12,467,041
7,215 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2012A, 5.000%, 10/01/32
1/23 at 100.00 N/R   6,639,387

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Virgin Islands (continued)
Virgin Islands Public Finance Authority, Gross Receipts
Taxes Loan Note, Refunding Series 2014C:
$ 10,955 5.000%, 10/01/24, 144A No Opt. Call N/R $ 10,804,369
9,750 5.000%, 10/01/30, 144A 10/24 at 100.00 N/R 9,124,245
40,815 5.000%, 10/01/39, 144A 10/24 at 100.00 N/R 34,218,888
500 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Series 2012C, 5.000%, 10/01/42
1/23 at 100.00 N/R   409,385
Virgin Islands Public Finance Authority, Gross Receipts
Taxes Loan Note, Working Capital Series 2014A:
3,265 5.000%, 10/01/24, 144A No Opt. Call N/R 3,220,106
1,200 5.000%, 10/01/29, 144A 10/24 at 100.00 N/R 1,131,384
22,500 Virgin Islands Water and Power Authority, Electric System Revenue
Bonds, Bond Anticipation Notes, Senior Series 2021A, 6.750%,
7/01/26, 144A
No Opt. Call N/R   21,543,750
21,900 Virgin Islands Water and Power Authority, Electric System Revenue
Bonds, Bond Anticipation Notes, Taxable Series 2022A, 7.750%,
7/01/24
No Opt. Call N/R   21,480,615
1,515 Virgin Islands Water and Power Authority, Electric System Revenue
Bonds, Bond Anticipation Notes, Taxable Series 2022B, 10.000%,
7/01/24
No Opt. Call N/R   1,505,243
20 Virgin Islands Water and Power Authority, Electric System Revenue
Bonds, Refunding Series 2007A, 5.000%, 7/01/25
1/23 at 100.00 Caa3   19,273
975 Virgin Islands Water and Power Authority, Electric System Revenue
Bonds, Series 2007B, 5.000%, 7/01/31
1/23 at 100.00 CC   907,228
6,885 West Indian Company Limited, Virgin Islands, Port Facilities Revenue
Bonds, WICO Financing, Series 2022A, 6.375%, 4/01/52, 144A
10/29 at 104.00 N/R   6,555,002
13,000 West Indian Company Limited, Virgin Islands, Port Facilities Revenue
Bonds, WICO Financing, Series 2022B, 6.500%, 4/01/52, (AMT), 144A
10/29 at 104.00 N/R   12,473,500
152,925 Total Virgin Islands 142,499,416
Virginia - 1.8%
Arlington County Industrial Development Authority,
Virginia, Hospital Facility Revenue Bonds, Virginia
Hospital Center, Series 2020:
6,725 4.000%, 7/01/45, (UB) (5) 7/30 at 100.00 A+ 6,445,980
10,850 3.750%, 7/01/50, (UB) (5) 7/30 at 100.00 A+ 9,639,031
24,250 Bristol Industrial Development Agency, Virginia, Revenue Bonds, The
Falls-Bristol Project, Series 2014B, 3.493%, 11/01/44, 144A (4)
11/24 at 100.00 N/R   13,942,295
Celebrate Virginia North Community Development
Authority, Special Assessment Revenue Bonds, Series
2003B:
2,133 4.125%, 3/01/22 (4) No Opt. Call N/R 1,386,450
4,964 4.356%, 3/01/25 (4) 1/23 at 100.00 N/R 3,226,600
8,437 4.455%, 3/01/34 (4) 1/23 at 100.00 N/R 5,484,050
Cherry Hill Community Development Authority, Virginia,
Special Assesment Bonds, Potomac Shores Project, Series
2015:
1,095 5.150%, 3/01/35, 144A 3/25 at 100.00 N/R 1,082,265
1,865 5.400%, 3/01/45, 144A 3/25 at 100.00 N/R 1,824,772
8,500 Cutalong II Community Development Authority, Louisa County, Virginia,
Special Assessment Revenue Bonds, Cutalong II Project, Series 2022,
4.500%, 3/01/55, 144A
3/27 at 103.00 N/R   6,610,790
28,000 Fairfax County Industrial Development Authority, Virginia, Healthcare
Revenue Bonds, Inova Health System, Series 2018A, 4.000%, 5/15/48,
(UB) (5)
5/28 at 100.00 Aa2   25,964,680

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Virginia (continued)
$ 4,945 Farms of New Kent Community Development Authority, Virginia, Special
Assessment Bonds, Refunding Capital Appreciation Series 2021B,
0.000%, 3/01/36, 144A
No Opt. Call N/R   $ 1,941,506
3,445 Hampton Roads Transportation Accountability Commision, Virginia,
Revenue Bonds, Hampton Roads Transportation Fund, Senior Lien
Series 2020A, 4.000%, 7/01/60, (UB) , (WI/DD, Settling 1/10/23)
7/30 at 100.00 AA   3,077,074
Industrial Development Authority of the City of
Alexandria, Virginia, Tourism Development Financing
Program Revenue Bonds (699 Prince Street Hotel
Project), Senior Series 2022A-1 (Tax-Exempt) and Senior
Series 2022B-1:
2,215 7.750%, 9/01/44, 144A 9/32 at 110.31 N/R 2,468,330
5,555 12.000%, 9/01/52, 144A 9/32 at 100.00 N/R 5,214,756
10,000 Industrial Development Authority of the City of Newport News, Virginia,
Health System Revenue Bonds, Riverside Health System, Series 2017A,
5.000%, 7/01/46, 144A
7/27 at 100.00 N/R   10,031,900
5,800 Lower Magnolia Green Community Development Authority, Virginia,
Special Assessment Bonds, Series 2015, 5.000%, 3/01/45, 144A
3/25 at 100.00 N/R   5,367,784
Lynchburg Economic Development Authority, Virginia,
Hospital Revenue Bonds, Centra Health Obligated
Group, Refunding Series 2017A:
9,065 4.000%, 1/01/47, (UB) (5) 1/27 at 100.00 Baa1 8,142,092
5,000 5.000%, 1/01/47, (UB) (5) 1/27 at 100.00 Baa1 5,027,950
4,350 Lynchburg Economic Development Authority, Virginia, Hospital Revenue
Bonds, Centra Health Obligated Group, Refunding Series 2021,
3.000%, 1/01/51, (UB) (5)
1/32 at 100.00 Baa1   3,007,938
55,695 Norfolk Economic Development Authority, Virginia, Hospital Facility
Revenue Bonds, Sentara Healthcare Systems, Refunding Series 2018B,
4.000%, 11/01/48, (UB) (5)
11/28 at 100.00 AA   53,165,890
1,000 Norfolk Redevelopment and Housing Authority, Virginia, Fort Norfolk
Retirement Community, Inc., Harbor's Edge Project, Series 2019A,
4.375%, 1/01/39
1/24 at 104.00 N/R   831,670
Norfolk Redevelopment and Housing Authority, Virginia,
Revenue Bonds, Fort Norfolk Retirement Community, Inc.
- Harbor's Edge Project, Refunding Series 2014:
5,000 5.000%, 1/01/46 1/25 at 100.00 N/R 4,226,750
5,250 5.375%, 1/01/46 1/25 at 100.00 N/R 4,705,260
3,225 Richmond Redevelopment and Housing Authority, Virginia, Multi-Family
Housing Revenue Bonds, American Tobacco Apartments, Series 2017,
5.550%, 1/01/37, 144A
1/27 at 100.00 N/R   2,899,662
Roanoke Economic Development Authority, Virginia,
Hospital Revenue Bonds, Carilion Clinic Obligated
Group, Series 2020A:
25,520 3.000%, 7/01/45, (UB) (5) 7/30 at 100.00 AA- 19,252,033
14,260 4.000%, 7/01/51, (UB) (5) 7/30 at 100.00 AA- 13,322,262
2,400 Virginia College Building Authority, Educational Facilities Revenue
Bonds, Marymount University Project, Green Series 2015B, 5.000%,
7/01/45, 144A
7/25 at 100.00 Ba2   2,283,144
6,785 Virginia College Building Authority, Educational Facilities Revenue
Bonds, Marymount University Project, Refunding Series 2015A,
5.000%, 7/01/45, 144A
7/25 at 100.00 Ba2   6,454,299

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Virginia (continued)
Virginia Small Business Finance Authority, Educational
Facilities Revenue Bonds, Provident Resource Group -
Rixey Student Housing Project, Series 2019A:
$ 13,645 5.500%, 7/01/49, 144A 7/34 at 100.00 N/R $ 12,520,652
19,855 5.500%, 7/01/54, 144A 7/34 at 100.00 N/R 17,965,995
9,688 Virginia Small Business Finance Authority, Educational Facilities Revenue
Bonds, Provident Resource Group - Rixey Student Housing Project,
Series 2019B, 6.525%, 7/01/52, 144A , (cash 7.500%, PIK 7.500%)
No Opt. Call N/R   9,131,488
32,205 Virginia Small Business Finance Authority, Healthcare Facilities Revenue
Bonds, Bon Secours Mercy Health, Inc., Series 2020A, 4.000%,
12/01/49, (UB) (5)
6/30 at 100.00 A+   29,023,790
8,050 Virginia Small Business Finance Authority, Tourism Development
Financing Program Revenue Bonds, Downtown Norfolk and Virginia
Beach Oceanfront Hotel Projects, Series 2018A, 8.375%, 4/01/41,
144A
4/28 at 112.76 N/R   8,125,912
1,655 Virginia Small Business Financing Authority, Solid Waste Disposal
Revenue Bonds, Covanta Project, Series 2018, 5.000%, 1/01/48,
(AMT), (Mandatory Put 7/01/38), 144A
7/23 at 100.00 B   1,566,143
1,000 Virginia Small Business Financing Authority, Tourism Development
Financing Program Revenue Bonds, Virginia Beach Oceanfront South
Hotel Project, Senior Series 2020A-1, 8.000%, 10/01/43, 144A
10/30 at 120.40 N/R   1,030,850
2,200 West Falls Community Development Authority, Arlington County,
Virginia, Revenue Bonds, Series 2022A, 5.375%, 9/01/52, 144A
9/32 at 100.00 N/R   2,156,660
354,627 Total Virginia 308,548,703
Washington - 1.5%
13,250 King County Housing Authority, Washington, Pooled Housing Revenue
Bonds, Refunding Series 2020, 3.000%, 6/01/40, (UB) (5)
6/30 at 100.00 AA   10,721,238
5,795 King County Public Hospital District 4, Washington, General Obligation
Bonds, Snoqualmie Valley Hospital, Refunding Limited Tax Series
2015A, 5.000%, 12/01/38
12/25 at 100.00 N/R   5,720,244
King County Public Hospital District 4, Washington,
Hospital Revenue Bonds, Snoqualmie Valley Hospital,
Series 2015A:
1,500 6.000%, 12/01/35 12/25 at 100.00 N/R 1,536,420
5,500 6.250%, 12/01/45 12/25 at 100.00 N/R 5,632,935
Kitsap County Consolidated Housing Authority,
Washington, Pooled Tax Credit Housing Revenue Bonds,
Series 2007:
715 5.500%, 6/01/27, (AMT) 1/23 at 100.00 N/R 714,943
3,660 5.600%, 6/01/37, (AMT) 1/23 at 100.00 N/R 3,416,573
195 Ocean Shores, Washington, Local Improvement District 2007-01 Bonds,
2011, 7.250%, 2/01/31
No Opt. Call BBB+   215,237
21,950 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series
2018A, 4.000%, 5/01/43, (AMT), (UB) (5)
5/27 at 100.00 A1   19,672,688
21,525 Port of Tacoma, Washington, Revenue Bonds, Refunding Series 2016B,
5.000%, 12/01/43, (AMT), (UB) (5)
12/26 at 100.00 Aa3   22,481,571
4,260 Tacoma Consolidated Local Improvement District 65, Washington,
Special Assessment Bonds, Series 2013, 5.750%, 4/01/43
1/23 at 100.00 N/R   4,002,696
74,685 Washington Economic Development Finance Authority, Environmental
Facilities Revenue Bonds, Columbia Pulp I, LLC Project,  Series 2017A,
7.500%, 1/01/32, (AMT), 144A (4),(8)
1/28 at 100.00 N/R   29,956,153

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Washington (continued)
$ 11,455 Washington Economic Development Finance Authority, Environmental
Facilities Revenue Bonds, Columbia Pulp I, LLC Project,  Series 2018,
7.250%, 1/01/32, (AMT), 144A (4),(8)
1/28 at 100.00 N/R   $ 4,594,600
Washington Economic Development Finance Authority,
Environmental Facilities Revenue Bonds, Columbia Pulp I,
LLC Project,  Series 2019A:
34,710 7.500%, 1/01/32, (AMT), 144A (4),(8) 1/28 at 100.00 N/R 13,922,181
8,095 7.650%, 1/01/32, (AMT), 144A (4),(8) 1/28 at 100.00 N/R 3,246,904
24,710 Washington Economic Development Finance Authority, Environmental
Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Senior Series
2021A, 12.000%, 1/01/33, (AMT), 144A (4)
No Opt. Call N/R   19,064,012
6,400 Washington Economic Development Finance Authority, Environmental
Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Taxable Senior
Series 2021B, 14.250%, 1/01/27, 144A (4)
No Opt. Call N/R   4,776,960
4,800 Washington Health Care Facilities Authority, Revenue Bonds, MultiCare
Health System, Series 2015B, 4.125%, 8/15/43, (UB) (5)
8/25 at 100.00 A+   4,468,272
11,000 Washington Health Care Facilities Authority, Revenue Bonds, MultiCare
Health System, Series 2017B, 4.000%, 8/15/41, (UB) (5)
2/28 at 100.00 A+   10,269,380
Washington Health Care Facilities Authority, Revenue
Bonds, MultiCare Health System, Tender Option Bonds
Trust 2015-XF1018:
500 7.129%, 8/15/40, 144A, (IF) (5) 8/25 at 100.00 AA- 528,950
2,125 7.129%, 8/15/45, 144A, (IF) (5) 8/25 at 100.00 AA- 2,195,061
Washington Health Care Facilities Authority, Revenue
Bonds, Providence Health & Services, Series 2014D:
13,000 5.000%, 10/01/38, (UB) (5) 10/24 at 100.00 A+ 13,183,170
Washington Health Care Facilities Authority, Revenue
Bonds, Providence Health & Services, Tender Option
Bond Trust 2015-XF0132:
1,616 22.037%, 10/01/41, 144A, (IF) (5) 10/24 at 100.00 AA- 1,665,126
24 22.037%, 10/01/41, (Pre-refunded 10/01/24), 144A, (IF) (5) 10/24 at 100.00 N/R (6) 24,730
Washington Health Care Facilities Authority, Revenue
Bonds, Providence Health & Services, Tender Option
Bond Trust 2015-XF0148:
1,060 7.600%, 10/01/44, 144A, (IF) (5) 10/24 at 100.00 AA- 1,113,074
600 7.600%, 10/01/44, (Pre-refunded 10/01/24), 144A, (IF) (5) 10/24 at 100.00 AA- (6) 630,066
3,740 17.904%, 10/01/44, 144A, (IF) (5) 10/24 at 100.00 N/R 3,889,750
2,500 17.922%, 10/01/44, (Pre-refunded 10/01/24), 144A, (IF) (5) 10/24 at 100.00 N/R (6) 2,600,125
Washington Health Care Facilities Authority, Revenue
Bonds, Providence Health & Services, Tender Option
Bond Trust 2015-XF0150:
785 7.277%, 10/01/42, 144A, (IF) (5) 10/22 at 100.00 AA- 765,037
630 7.291%, 10/01/42, 144A, (IF) (5) 10/22 at 100.00 AA- 613,904
1,510 7.299%, 10/01/42, 144A, (IF) (5) 10/22 at 100.00 AA- 1,471,450
13,000 Washington Health Care Facilities Authority, Revenue Bonds, Seattle
Children's Hospital, Series 2017A, 5.000%, 10/01/47, (UB) (5)
10/27 at 100.00 Aa2   13,204,880
Washington State Convention Center Public Facilities
District, Lodging Tax Revenue Bonds, Series 2018:
19,965 4.000%, 7/01/58 - AGM Insured, (UB) (5) 7/28 at 100.00 A1 17,091,837
11,170 4.000%, 7/01/58, (UB) (5) 7/28 at 100.00 BB+ 8,911,649
1,575 4.000%, 7/01/58, (UB) (5) 7/28 at 100.00 BBB- 1,300,100
8,515 Washington State Higher Education Facilities Authority Revenue Bonds,
Gonzaga University Project, Series 2019A, 3.000%, 4/01/49, (UB) (5)
10/29 at 100.00 A2   6,034,751

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Washington (continued)
$ 12,779 Washington State Housing Finance Commission, Multifamily Revenue
Bonds, Greentree Village Homes Project, Series 2008, 5.264%,
2/01/26, 144A
No Opt. Call N/R   $ 12,331,325
1,705 Washington State Housing Finance Commission, Non-Profit Housing
Revenue Bonds, Herons Key Senior Living, Series 2015A, 7.000%,
7/01/45, (Pre-refunded 7/01/25), 144A
7/25 at 100.00 N/R  (6) 1,849,311
1,000 Washington State Housing Finance Commission, Non-profit Housing
Revenue Bonds, Presbyterian Retirement Communities Northwest
Proejct, Refunding Series 2016A, 5.000%, 1/01/31, 144A
1/25 at 102.00 BB   928,830
1,130 Washington State Housing Finance Commission, Nonprofit Revenue
Bonds, Spokane International Academy Project, Series 2021A, 5.000%,
7/01/56, 144A
7/31 at 100.00 Ba2   995,892
2,660 Washington State Housing Finance Commission, Revenue Bonds,
Riverview Retirement Community, Refunding Series 2012, 5.000%,
1/01/48
1/23 at 100.00 BBB-   2,364,953
355,794 Total Washington 258,106,978
West Virginia - 0.2%
6,871 Berkeley, Hardy and Jefferson Counties, West Virginia, as Joint Issuers,
Commercial Development Revenue Bonds, Scattered Site Housing
Projects, Series 2010, 5.750%, 12/01/44
12/23 at 100.00 N/R   6,598,015
Glenville State College, West Virginia, Revenue Bonds,
Refunding & Improvement Series 2017:
2,500 5.000%, 6/01/37 6/27 at 100.00 N/R 2,272,200
5,500 5.250%, 6/01/47 6/27 at 100.00 N/R 4,723,730
3,325 Kanawha County Commission, West Virginia, Student Housing Revenue
Bonds, West Virginia State University Foundation Inc, Series 2013,
6.500%, 7/01/33, (Pre-refunded 7/01/23), 144A
7/23 at 100.00 N/R  (6) 3,379,497
Monongalia County Commission, West Virginia, Special
District Excise Tax Revenue Bonds, University Town
Centre Economic Opportunity Development District,
Refunding & Improvement Series 2017A:
4,745 5.500%, 6/01/37, 144A 6/27 at 100.00 N/R 4,781,584
12,885 5.750%, 6/01/43, 144A 6/27 at 100.00 N/R 13,008,825
1,175 Monongalia County Commission, West Virginia, Special District Excise
Tax Revenue Bonds, University Town Centre Economic Opportunity
Development District, Refunding & Improvement Series 2021A,
4.125%, 6/01/43, 144A
6/31 at 100.00 N/R   1,023,930
1,750 South Charleston, West Virginia, Special District Excise Tax Revenue
Improvement Bonds, South Charleston Park Place Project, Series
2022A, 4.500%, 6/01/50, 144A
6/31 at 100.00 N/R   1,319,080
3,890 West Virginia Economic Development Authority, Dock and Wharf
Facilities Revenue Bonds, Empire Trimodal Terminal, LLC Project,
Series 2020, 7.625%, 12/01/40, 144A
12/27 at 103.00 N/R   3,107,526
42,641 Total West Virginia 40,214,387
Wisconsin - 6.7%
16,185 Ashwaubenon Community Development Authority, Wisconsin, Lease
Revenue Bonds, Brown County Expo Center Project, Series 2019,
0.000%, 6/01/49, (UB) (5)
6/29 at 47.10 AA   4,652,702
26,485 Gillett, Wisconsin, Solid Waste Disposal Revenue Bonds, WI RNG Hub
North LLC Renewable Natural Gas Production Plant Project, Series
2021A, 5.500%, 12/01/32, 144A
12/26 at 100.00 N/R   21,663,935
15,700 Lac Courte Oreilles Band of Lake Superior Chippewa Indians, Wisconsin,
General Revenue Bonds, Refunding Series 2017, 6.750%, 6/01/32
12/27 at 100.00 N/R   14,056,053

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
Public Finance Authority of Wisconsin, Charter School
Revenue Bonds, Alamance Community School, Series
2021A:
$ 510 5.000%, 6/15/41, 144A 6/29 at 100.00 N/R $ 411,085
1,000 5.000%, 6/15/51, 144A 6/29 at 100.00 N/R 741,930
900 5.000%, 6/15/56, 144A 6/29 at 100.00 N/R 648,171
1,600 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
American Preparatory Academy, Las Vegas 2 Project, Series 2019A,
5.000%, 7/15/54, 144A
7/27 at 100.00 BB   1,374,640
Public Finance Authority of Wisconsin, Charter School
Revenue Bonds, Ascend Leadership Academy Project,
Series 2021A:
1,000 5.000%, 6/15/51, 144A 6/29 at 100.00 N/R 778,880
1,000 5.000%, 6/15/56, 144A 6/29 at 100.00 N/R 757,220
6,990 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Chattahoochee Hills Project, Series 2017A, 5.875%, 6/15/47, 144A
6/27 at 100.00 N/R   5,903,405
1,150 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Coral Academy of Science, Reno, Series 2021A, 4.000%, 6/01/61,
144A
6/27 at 100.00 N/R   759,391
Public Finance Authority of Wisconsin, Charter School
Revenue Bonds, Coral Academy of Science, Reno, Series
2022A:
1,000 5.875%, 6/01/52, 144A 6/30 at 100.00 N/R 962,740
1,510 6.000%, 6/01/62, 144A 6/30 at 100.00 N/R 1,444,224
5,195 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Cornerstone Charter Academy, North Carolina, Series 2016A, 5.125%,
2/01/46, 144A
2/26 at 100.00 N/R   4,727,190
Public Finance Authority of Wisconsin, Charter School
Revenue Bonds, Corvian Community School Bonds,
North Carolina, Series 2019A:
1,660 5.000%, 6/15/39, 144A 6/26 at 100.00 N/R 1,513,804
6,540 5.000%, 6/15/49, 144A 6/26 at 100.00 N/R 5,616,356
Public Finance Authority of Wisconsin, Charter School
Revenue Bonds, Corvian Community School, North
Carolina, Series 2017A:
1,000 5.000%, 6/15/37, 144A 6/24 at 100.00 N/R 931,680
1,630 5.125%, 6/15/47, 144A 6/24 at 100.00 N/R 1,457,823
Public Finance Authority of Wisconsin, Charter School
Revenue Bonds, Envision Science Academy Project,
Series 2016A:
1,090 5.125%, 5/01/36, 144A 5/26 at 100.00 N/R 989,284
3,445 5.250%, 5/01/46, 144A 5/26 at 100.00 N/R 2,945,854
3,030 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Explore Knowledge Foundation Las Vegas Project, Series 2012A,
6.000%, 7/15/42
1/23 at 100.00 BB+   3,031,091
Public Finance Authority of Wisconsin, Charter School
Revenue Bonds, Founders Academy of Las Vegas, Series
2020A:
600 5.000%, 7/01/40, 144A 7/28 at 100.00 BB- 542,784
1,550 5.000%, 7/01/55, 144A 7/28 at 100.00 BB- 1,304,433
2,255 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Freedom Classical Academy Inc., Series 2020A, 5.000%, 1/01/42,
144A
1/28 at 100.00 N/R   2,003,770
3,000 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Guilford Preparatory Academy, North Carolina, Taxable Series 2022A,
5.000%, 4/01/57, 144A
4/31 at 100.00 N/R   2,451,090

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
$ 1,280 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
High Desert Montessori Charter School, Series 2021A, 5.000%,
6/01/61, 144A
6/29 at 100.00 N/R   $ 1,043,302
Public Finance Authority of Wisconsin, Charter School
Revenue Bonds, Mallard Creek STEM Academy, North
Carolina, Series 2019:
3,780 5.125%, 6/15/39, 144A 6/26 at 100.00 N/R 3,600,223
6,280 5.250%, 6/15/49, 144A 6/26 at 100.00 N/R 5,807,556
Public Finance Authority of Wisconsin, Charter School
Revenue Bonds, North Carolina Charter Educational
Foundation Project, Series 2016A:
13,455 5.000%, 6/15/36, 144A 6/26 at 100.00 N/R 11,436,885
40,610 5.000%, 6/15/46, 144A 6/26 at 100.00 N/R 30,414,453
Public Finance Authority of Wisconsin, Charter School
Revenue Bonds, Phoenix Academy Charter School, North
Carolina, Series 2017A:
3,320 5.625%, 6/15/37, 144A 6/24 at 100.00 N/R 3,012,701
17,350 5.875%, 6/15/47, 144A 6/24 at 100.00 N/R 15,318,141
3,010 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Pine Lake Preparatory, North Carolina, Series 2015, 5.500%, 3/01/45,
144A
3/25 at 100.00 BBB-   3,034,110
Public Finance Authority of Wisconsin, Charter School
Revenue Bonds, Point College Preparatory, Series 2020A:
1,400 5.000%, 6/15/41, 144A 6/27 at 103.00 N/R 1,184,120
3,790 5.000%, 6/15/55, 144A 6/27 at 103.00 N/R 2,945,588
Public Finance Authority of Wisconsin, Charter School
Revenue Bonds, Research Triangle High School Project,
North Carolina, Series 2015A:
1,000 5.375%, 7/01/35, 144A 7/25 at 100.00 N/R 1,003,570
1,590 5.625%, 7/01/45, 144A 7/25 at 100.00 N/R 1,596,757
Public Finance Authority of Wisconsin, Charter School
Revenue Bonds, Uwharrie Charter Academy, North
Carolina, Series 2017A:
2,875 5.500%, 6/15/37, 144A 6/27 at 100.00 N/R 2,866,375
6,225 5.625%, 6/15/47, 144A 6/27 at 100.00 N/R 6,043,790
Public Finance Authority of Wisconsin, Charter School
Revenue Bonds, Uwharrie Charter Academy, North
Carolina, Series 2022A:
4,105 5.000%, 6/15/57, 144A 6/32 at 100.00 Ba2 3,468,314
6,795 5.000%, 6/15/62, 144A 6/32 at 100.00 Ba2 5,657,857

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
Public Finance Authority of Wisconsin, Conference
Center and Hotel Revenue Bonds, Lombard Public
Facilities Corporation, First Tier Series 2018A-1:
$ 393 0.000%, 1/01/47, 144A (4) No Opt. Call N/R $ 8,266
343 0.000%, 1/01/48, 144A (4) No Opt. Call N/R 6,892
338 0.000%, 1/01/49, 144A (4) No Opt. Call N/R 6,438
327 0.000%, 1/01/50, 144A (4) No Opt. Call N/R 5,816
322 0.000%, 1/01/51, 144A (4) No Opt. Call N/R 5,448
418 0.000%, 1/01/52, 144A (4) No Opt. Call N/R 6,619
412 0.000%, 1/01/53, 144A (4) No Opt. Call N/R 6,227
398 0.000%, 1/01/54, 144A (4) No Opt. Call N/R 5,689
390 0.000%, 1/01/55, 144A (4) No Opt. Call N/R 5,298
382 0.000%, 1/01/56, 144A (4) No Opt. Call N/R 4,961
20,784 5.500%, 7/01/56, 144A (4) 3/28 at 100.00 N/R 11,722,575
423 0.000%, 1/01/57, 144A (4) No Opt. Call N/R 5,200
412 0.000%, 1/01/58, 144A (4) No Opt. Call N/R 4,813
401 0.000%, 1/01/59, 144A (4) No Opt. Call N/R 4,476
393 0.000%, 1/01/60, 144A (4) No Opt. Call N/R 4,133
387 0.000%, 1/01/61, 144A (4) No Opt. Call N/R 3,854
376 0.000%, 1/01/62, 144A (4) No Opt. Call N/R 3,557
368 0.000%, 1/01/63, 144A (4) No Opt. Call N/R 3,317
360 0.000%, 1/01/64, 144A (4) No Opt. Call N/R 3,102
354 0.000%, 1/01/65, 144A (4) No Opt. Call N/R 2,878
382 0.000%, 1/01/66, 144A (4) No Opt. Call N/R 2,879
4,599 0.000%, 1/01/67, 144A (4) No Opt. Call N/R 31,457
Public Finance Authority of Wisconsin, Conference
Center and Hotel Revenue Bonds, Lombard Public
Facilities Corporation, Second Tier Series 2018B:
177 0.000%, 1/01/46, 144A (4) No Opt. Call N/R 3,982
174 0.000%, 1/01/47, 144A (4) No Opt. Call N/R 3,663
173 0.000%, 1/01/48, 144A (4) No Opt. Call N/R 3,470
172 0.000%, 1/01/49, 144A (4) No Opt. Call N/R 3,270
169 0.000%, 1/01/50, 144A (4) No Opt. Call N/R 3,009
185 0.000%, 1/01/51, 144A (4) No Opt. Call N/R 3,141
4,770 1.000%, 7/01/51, 144A (4) 3/28 at 100.00 N/R 2,209,112
184 0.000%, 1/01/52, 144A (4) No Opt. Call N/R 2,917
182 0.000%, 1/01/53, 144A (4) No Opt. Call N/R 2,744
180 0.000%, 1/01/54, 144A (4) No Opt. Call N/R 2,575
178 0.000%, 1/01/55, 144A (4) No Opt. Call N/R 2,415
175 0.000%, 1/01/56, 144A (4) No Opt. Call N/R 2,278
174 0.000%, 1/01/57, 144A (4) No Opt. Call N/R 2,140
172 0.000%, 1/01/58, 144A (4) No Opt. Call N/R 2,005
170 0.000%, 1/01/59, 144A (4) No Opt. Call N/R 1,902
169 0.000%, 1/01/60, 144A (4) No Opt. Call N/R 1,779
167 0.000%, 1/01/61, 144A (4) No Opt. Call N/R 1,658
165 0.000%, 1/01/62, 144A (4) No Opt. Call N/R 1,563
163 0.000%, 1/01/63, 144A (4) No Opt. Call N/R 1,468
162 0.000%, 1/01/64, 144A (4) No Opt. Call N/R 1,394
161 0.000%, 1/01/65, 144A (4) No Opt. Call N/R 1,303
158 0.000%, 1/01/66, 144A (4) No Opt. Call N/R 1,191
2,057 0.000%, 1/01/67, 144A (4) No Opt. Call N/R 14,070
25,000 Public Finance Authority of Wisconsin, Contract Revenue Bonds, Mercer
Crossing Public Improvement District Project, Series 2017, 7.000%,
3/01/47, 144A
3/27 at 100.00 N/R   26,601,500
Public Finance Authority of Wisconsin, Education
Revenue Bonds, Carolina International School, Series
2018A:
1,030 5.250%, 8/01/38, 144A 8/28 at 100.00 BB+ 1,011,687
1,240 5.500%, 8/01/48, 144A 8/28 at 100.00 BB+ 1,206,755

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
Public Finance Authority of Wisconsin, Education
Revenue Bonds, Casa Esperanza Montessori, Series
2021A:
$ 5,280 4.375%, 6/01/46, 144A 6/31 at 100.00 N/R $ 3,730,478
9,815 4.500%, 6/01/56, 144A 6/31 at 100.00 N/R 6,615,016
Public Finance Authority of Wisconsin, Education
Revenue Bonds, North Carolina Leadership Academy,
Series 2019A:
540 5.000%, 6/15/49, 144A 6/26 at 100.00 N/R 480,584
455 5.000%, 6/15/54, 144A 6/26 at 100.00 N/R 398,480
Public Finance Authority of Wisconsin, Education
Revenue Bonds, Pioneer Springs Community School,
Series 2020A:
1,030 6.250%, 6/15/40, 144A 6/27 at 100.00 N/R 905,782
5,350 6.500%, 6/15/50, 144A 6/27 at 100.00 N/R 4,604,531
1,885 Public Finance Authority of Wisconsin, Education Revenue Bonds,
Pioneer Springs Community School, Taxable Series 2020B, 7.500%,
6/15/30, 144A
6/25 at 100.00 N/R   1,772,051
Public Finance Authority of Wisconsin, Education
Revenue Bonds, Shining Rock Classical Academy, Series
2022A:
1,000 6.000%, 6/15/52 6/29 at 101.00 N/R 917,640
1,100 6.125%, 6/15/57 6/29 at 101.00 N/R 1,009,800
1,945 Public Finance Authority of Wisconsin, Education Revenue Bonds, The
Capitol Encore Academy, Series 2019A, 5.500%, 6/01/49, 144A
6/27 at 102.00 N/R   1,716,443
1,300 Public Finance Authority of Wisconsin, Education Revenue Bonds, The
Capitol Encore Academy, Series 2021A, 5.000%, 6/01/56, 144A
6/28 at 100.00 N/R   1,041,235
4,385 Public Finance Authority of Wisconsin, Educational Facilities Revenue
Bonds, Lake Erie College, Series 2019A, 5.875%, 10/01/54, 144A
10/29 at 100.00 N/R   3,658,186
Public Finance Authority of Wisconsin, Educational
Facility Revenue Bonds, LEAD Academy Project, Series
2016A:
1,000 5.000%, 8/01/36, 144A 8/26 at 100.00 N/R 895,120
3,000 5.125%, 8/01/46, 144A 8/26 at 100.00 N/R 2,515,170
2,875 Public Finance Authority of Wisconsin, Educational Facility Revenue
Bonds, LEAD Academy Project, Series 2021, 5.000%, 8/01/56, 144A
8/28 at 100.00 N/R   2,228,269
9,000 Public Finance Authority of Wisconsin, Educational Facility Revenue
Bonds, Lenoir-Rhyne University, Refunding Series 2022, 5.125%,
4/01/52
4/32 at 100.00 BBB   8,518,320
1,900 Public Finance Authority of Wisconsin, Educational Facility Revenue
Bonds, The ASK Academy Project, Series 2015A, 6.000%, 2/01/45
2/25 at 100.00 N/R   1,791,453
5,300 Public Finance Authority of Wisconsin, Health Care Facilities Revenue
Bonds, Blue Ridge HealthCare, Refunding Series 2020A, 3.000%,
1/01/50, (UB) (5)
1/30 at 100.00 A3   3,730,405
1,725 Public Finance Authority of Wisconsin, Healthcare Facility Expansion
Revenue Bonds, Church Homes of Hartford Inc Project, Refunding
Series 2015A, 5.000%, 9/01/38, 144A
9/24 at 100.00 BB   1,546,428
13,335 Public Finance Authority of Wisconsin, Hotel Revenue Bonds, Grand
Hyatt San Antonio Hotel Acquisition Project, Subordinate Lien Series
2022B, 6.000%, 2/01/62, 144A
2/32 at 100.00 N/R   12,582,239
Public Finance Authority of Wisconsin, Limited Obligation
Grant Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017A:
8,500 3.125%, 8/01/27, 144A (4) No Opt. Call N/R 7,008,335
53,545 6.750%, 8/01/31, 144A (4) No Opt. Call N/R 32,277,997

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
Public Finance Authority of Wisconsin, Limited Obligation
PILOT Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017:
$ 58,580 6.500%, 12/01/37, 144A 12/27 at 100.00 N/R $ 48,626,350
58,500 6.750%, 12/01/42, 144A 12/27 at 100.00 N/R 48,363,705
317,900 7.000%, 12/01/50, 144A 12/27 at 100.00 N/R 262,105,371
6,710 Public Finance Authority of Wisconsin, Project Revenue Bonds, Irving
Convention Center Hotel Project, First Tier Series 2017A-2, 7.000%,
1/01/50, 144A
1/32 at 100.00 N/R   7,301,822
7,245 Public Finance Authority of Wisconsin, Retirement Facility Revenue
Bonds, Shalom Park Development Project, Series 2019, 0.000%,
12/31/24, 144A
No Opt. Call N/R   434,700
16,910 Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Gulf
Coast Zoo, Series 2018A, 6.500%, 9/01/48, 144A
9/28 at 100.00 N/R   11,985,301
3,015 Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Gulf
Coast Zoo, Taxable Series 2018B, 6.750%, 9/01/29, 144A
9/28 at 100.00 N/R   2,459,999
Public Finance Authority of Wisconsin, Revenue Bonds,
Alabama Proton Therapy Center, Senior Series 2017A:
3,100 6.250%, 10/01/31, 144A (4) 10/27 at 100.00 N/R 2,675,455
10,000 6.850%, 10/01/47, 144A (4) 10/27 at 100.00 N/R 7,804,100
4,700 7.000%, 10/01/47, 144A (4) 10/27 at 100.00 N/R 3,680,899
2,000 Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Proton
Therapy Center, Senior Series 2017B, 8.500%, 10/01/47, 144A (4)
10/27 at 100.00 N/R   1,280,000
5,000 Public Finance Authority of Wisconsin, Revenue Bonds, Bayhealth
Medical Center Project, Series 2021A, 3.000%, 7/01/50 - BAM Insured
1/32 at 100.00 AA   3,628,550
3,000 Public Finance Authority of Wisconsin, Revenue Bonds, Delray Beach
Radiation Therapy Center, Subordinate Series 2017B, 0.000%,
11/01/46, 144A (4)
11/26 at 100.00 N/R   1,350,000
Public Finance Authority of Wisconsin, Revenue Bonds,
Prime Healthcare Foundation, Inc., Series 2017A:
1,220 5.200%, 12/01/37 12/27 at 100.00 BBB 1,264,164
2,725 5.350%, 12/01/45 12/27 at 100.00 BBB 2,779,064
Public Finance Authority of Wisconsin, Revenue Bonds,
Procure Proton Therapy Center, Senior Series 2018A:
18,790 6.950%, 7/01/38, 144A 7/28 at 100.00 N/R 15,361,764
60,680 7.000%, 7/01/48, 144A 7/28 at 100.00 N/R 49,788,547
4,410 Public Finance Authority of Wisconsin, Revenue Bonds, Roseman
University of Health Sciences, Series 2015, 5.875%, 4/01/45
4/25 at 100.00 BB   4,449,514
Public Finance Authority of Wisconsin, Revenue Bonds,
SearStone Continuing Care Retirement Community,
Refunding Series 2017A:
8,800 5.513%, 6/01/37 6/23 at 104.00 N/R 9,234,192
19,410 5.613%, 6/01/47 6/23 at 104.00 N/R 20,375,454
7,880 5.688%, 6/01/52 6/23 at 104.00 N/R 8,274,315
Public Finance Authority of Wisconsin, Revenue Bonds,
SearStone Retirement Community, Series 2023A:
3,770 5.000%, 6/01/37 , (WI/DD, Settling 3/03/23) 6/28 at 103.00 N/R 3,168,798
31,865 5.000%, 6/01/52 , (WI/DD, Settling 3/03/23) 6/28 at 103.00 N/R 23,174,140
9,500 Public Finance Authority of Wisconsin, Revenue Bonds, Senior Revenue
Bonds, Proton International Arkansas, LLC, Series 2021A, 6.850%,
1/01/51, 144A
1/32 at 100.00 N/R   7,216,675

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
Public Finance Authority of Wisconsin, Revenue Bonds,
Sky Harbour LLC Obligated Group Aviation Facilities
Project, Series 2021:
$ 2,405 4.000%, 7/01/41, (AMT) 7/31 at 100.00 N/R $ 1,829,339
17,290 4.250%, 7/01/54, (AMT) 7/31 at 100.00 N/R 12,272,788
5,250 Public Finance Authority of Wisconsin, Revenue Bonds, Viticus Group
Project, Series 2022A, 4.250%, 12/01/51, 144A
12/31 at 100.00 N/R   4,066,913
2,575 Public Finance Authority of Wisconsin, Revenue Bonds, Wonderful
Foundations Charter School Portfolio Projects, Senior Series 2020A-1,
5.000%, 1/01/55, 144A
7/30 at 100.00 N/R   1,897,621
4,180 Public Finance Authority of Wisconsin, Senior Airport Facilities Revenue
and Refunding Bonds, TrIPS Obligated Group, Series 2012B, 5.000%,
7/01/42
1/23 at 100.00 BBB+   4,038,131
Public Finance Authority of Wisconsin, Senior Living
Facility Revenue Bonds, Mary's Woods at Marylhurst Inc.,
Series 2017A:
1,015 5.250%, 5/15/42, 144A 5/25 at 102.00 BB 900,792
1,335 5.250%, 5/15/47, 144A 5/25 at 102.00 BB 1,148,154
2,000 Public Finance Authority of Wisconsin, Senior Revenue Bonds, Fargo-
Moorhead Metropolitan Area Flood Risk Management P3 Project,
Green Series 2021, 4.000%, 3/31/56, (AMT)
9/31 at 100.00 Baa3   1,511,220
Public Finance Authority of Wisconsin, Senior Revenue
Bonds, Maryland Proton Treatment Center, Series
2018A-1:
5,605 6.125%, 1/01/33, 144A 1/28 at 100.00 N/R 3,447,075
22,230 6.250%, 1/01/38, 144A 1/28 at 100.00 N/R 13,671,450
90,145 6.375%, 1/01/48, 144A 1/28 at 100.00 N/R 55,439,175
4,865 Public Finance Authority of Wisconsin, Wisconsin Revenue Note, KDC
Agribusiness LLC Project, Series 2022B, 15.000%, 2/01/23
1/23 at 105.00 N/R   4,861,789
500 Public Finance Authority, Wisconsin, Educational Revenue Bonds, Wilson
Preparatory Academy, Series 2019A, 5.000%, 6/15/39, 144A
6/26 at 100.00 N/R   474,185
495 Public Finance Authority, Wisconsin, Revenue Bonds, Minnesota College
of Osteopathic Medicine, Senior Series 2019A-1, 0.000%, 12/01/48,
144A (4)
12/28 at 100.00 N/R   153,297
5,000 Public Finance Authority, Wisconsin, Revenue Bonds, Minnesota
College of Osteopathic Medicine, Subordinate Series 2019B, 9.500%,
12/01/48, 144A (4)
12/24 at 103.00 N/R   50,000
76 Public Finance Authority, Wisconsin, Revenue Bonds, Minnesota College
of Osteopathic Medicine, Taxable Senior Series 2019A-2, 0.000%,
12/01/48, 144A (4)
12/28 at 100.00 N/R   23,584
1,130 Public Finance Authority, Wisconsin, Revenue Bonds, Ocean Academy
Charter School, Series 2021, 5.000%, 10/15/51, 144A
10/31 at 100.00 N/R   946,273
6,500 Public Finance Authority, Wisconsin, Revenue Bonds, Ultimate Medical
Academy, Taxable Series 2019B, 6.125%, 10/01/49, 144A
10/29 at 100.00 BB   5,801,900
21,625 Public Finance Authority, Wisconsin, Revenue Bonds, Vonore Fiber
Products Sustainable Packaging Project, Taxable Green Series 2019,
7.500%, 6/01/29, 144A
6/23 at 105.00 N/R   21,244,833
6,650 Saint Croix Chippewa Indians of Wisconsin, Revenue Bonds, Refunding
Senior Series 2021, 5.000%, 9/30/41, 144A
9/28 at 100.00 N/R   5,045,688
13,825 University of Wisconsin Hospitals and Clinics Authority, Revenue Bonds,
Series 2018A, 4.250%, 4/01/48, (UB) (5)
10/28 at 100.00 AA-   13,734,585

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
Wisconsin Center District, Dedicated Tax Revenue Bonds,
Senior Series 2020C:
$ 8,110 0.000%, 12/15/45 - AGM Insured, (UB) (5) 12/30 at 57.19 A1 $ 2,617,502
6,740 0.000%, 12/15/50 - AGM Insured, (UB) (5) 12/30 at 47.01 A1 1,653,794
Wisconsin Center District, Dedicated Tax Revenue Bonds,
Supported by State Moral Obligation Junior Series
2020D:
44,340 0.000%, 12/15/45 - AGM Insured, (UB) (5) 12/30 at 56.77 A1 14,966,523
4,920 0.000%, 12/15/45 - AGM Insured (5) 12/30 at 56.77 A1 1,660,697
1,455 0.000%, 12/15/50 - AGM Insured, (UB) (5) 12/30 at 46.55 A1 377,020
21,910 0.000%, 12/15/55 - AGM Insured, (UB) (5) 12/30 at 37.52 A1 4,341,028
10,000 0.000%, 12/15/60 - AGM Insured, (UB) (5) 12/30 at 29.95 A1 1,521,300
14,000 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Ascension Health Alliance Senior Credit Group, Series 2013B-1,
4.000%, 11/15/43, (UB) (5)
11/28 at 100.00 Aa2   13,354,040
2,500 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Aurora Health Care, Inc., Tender Option Bond Trust 2016-XG0072,
8.328%, 4/15/35, (Pre-refunded 4/15/23), 144A, (IF) (5)
4/23 at 100.00 Aa3  (6) 2,562,050
2,130 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Rocket Education Obligated Group, Series 2017C, 5.250%, 6/01/40,
144A
6/26 at 100.00 N/R   1,993,680
8,500 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Agnesian HealthCare, Inc., Series 2017, 4.000%,
7/01/47, (UB) (5)
7/27 at 100.00 A+   8,061,570
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, American Baptist Homes of
the Midwest Obligated Group, Refunding Series 2017:
1,850 5.000%, 8/01/37 8/24 at 103.00 N/R 1,560,123
1,900 5.000%, 8/01/39 8/24 at 103.00 N/R 1,569,552
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Children's Hospital of
Wisconsin, Inc., Series 2017:
10,000 4.000%, 8/15/42, (UB) (5) 8/27 at 100.00 Aa3 9,759,100
10,000 4.000%, 8/15/47, (UB) (5) 8/27 at 100.00 Aa3 9,381,700
9,990 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Marshfield Clinic, Series 2016A, 5.000%, 2/15/42,
(UB) (5)
2/26 at 100.00 A-   10,075,115
9,745 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Medical College of Wisconsin, Inc., Series 2016,
4.000%, 12/01/46, (UB) , (WI/DD, Settling 1/04/23)
11/26 at 100.00 N/R   8,830,724
5,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Medical College of Wisconsin, Inc., Series 2022,
4.000%, 12/01/51, (UB) (5)
12/31 at 100.00 N/R   4,432,950
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Mile Bluff Medical Center,
Inc., Series 2014:
1,650 5.500%, 5/01/34 5/24 at 100.00 N/R 1,606,539
2,635 5.750%, 5/01/39 5/24 at 100.00 N/R 2,504,699
10,115 Wisconsin Housing and Economic Development Authority, Housing
Revenue Bonds, Series 2018A, 4.300%, 11/01/53, (UB) (5)
11/27 at 100.00 Aa3   9,546,739
1,495,720 Total Wisconsin 1,134,712,241

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wyoming - 0.0%
$ 10,245 Larmie County, Wyoming, Hospital Revenue Bonds, Cheyenne Regional
Medical Center Project, Refunding Series 2021, 3.000%, 5/01/42, (UB)
(5)
5/31 at 100.00 A+ $ 7,721,759
$ 30,738,244 Total Municipal Bonds (cost $23,330,311,568) 21,309,878,339
Shares Description (1) Value
X
1,569,182,702 COMMON STOCKS - 9.3%
X 1,569,182,702
Airlines - 0.2%
3,000,000 American Airlines Group Inc (10),(11) $ 38,160,000
Chemicals - 0.0%
3,839 Ingevity Corporation (11),(12) 270,419
Containers & Packaging - 0.0%
23,041 Westrock Co (13) 810,122
Independent Power And Renewable Electricity Producers - 9.1%
19,397,048 Energy Harbor Corp (11),(14) 1,529,942,161
Total Common Stocks (cost $463,621,296) 1,569,182,702
Principal
Amount (000) Description (1) Coupon Maturity Ratings (3) Value
134,715,292 CORPORATE BONDS - 0.8%
X 134,715,292
Commercial Services & Supplies - 0.0%
$ 1,635 College for Certain Inc, 144A 4.800% 6/01/60 N/R $ 1,288,215
Electric Utilities - 0.3%
3,805 FirstEnergy Corp (4) 6.800% 8/15/39 N/R 4,756
6,085 FirstEnergy Corp (4) 6.050% 8/15/22 N/R 7,606
52,500 Talen Energy Supply LLC, 144A (4) 10.500% 1/15/26 N/R 24,412,500
14,300 Talen Energy Supply LLC, 144A (4) 6.625% 1/15/28 N/R 14,621,750
5,225 Talen Energy Supply LLC (4) 6.500% 6/01/25 N/R 2,429,625
3,760 Talen Energy Supply LLC, 144A (4) 7.250% 5/15/27 N/R 3,891,600
3,500 Talen Energy Supply LLC (4) 6.000% 12/15/36 N/R 1,470,000
89,175 Total Electric Utilities 46,837,837
Hotels, Restaurants & Leisure - 0.1%
20,600 Wild Rivers Water Park 8.500% 11/01/51 N/R 16,892,000
Independent Power And Renewable Electricity Producers - 0.3%
132,492 Talen Energy Corp 0.000% 8/31/23 N/R 43,722,421
Machinery - 0.0%
6,518 Columbia Pulp I LLC 16.000% 2/28/23 N/R 6,518,141
Metals & Mining - 0.0%
8,000 Cleveland-Cliffs Inc 7.000% 3/15/27 BB- 7,500,000
362 United States Steel Corp (15) 6.875% 3/01/29 B1 351,374
8,362 Total Metals & Mining 7,851,374

Investments in Derivatives
Principal
Amount (000) Description (1) Coupon Maturity Ratings (3) Value
Real Estate Management & Development - 0.1%
$ 7,748 Benloch Ranch Improvement Association 1, Corporate
Bonds
9.750% 12/01/39 N/R $ 7,290,184
3,497 Benloch Ranch Improvement Association No 1, 144A 9.750% 12/01/39 N/R 3,290,303
2,400 Zilkha Biomass Selma LLC (4),(8) 5.000% 8/01/28 N/R 1,024,560
25,740 Zilkha Biomass Selma LLC (4),(8) 10.000% 8/01/38 N/R 257
39,385 Total Real Estate Management & Development 11,605,304
$ 298,167 Total Corporate Bonds (cost $149,365,560) 134,715,292
Shares Description (1) Value
X 1,519,128 EXCHANGE-TRADED FUNDS - 0.0%
X 1,519,128
30,052 VanEck High Yield Muni Exchange Traded Fund (15) $ 1,519,128
Total Exchange-Traded Funds (cost $1,521,833) 1,519,128
Principal
Amount (000) Description (1)
Coupon
(16)
Reference
Rate (16) Spread (16) Maturity (17) Ratings (3) Value
1,799,160 VARIABLE RATE SENIOR LOAN INTERESTS - 0.0% (16)
X 1,799,160
Hotels, Restaurants & Leisure - 0.0%
$ 1,799 Lombard Starwood Westin
Hotel Corporate Bond, (cash
7.500%, PIK 7.500%)(18)
7.500% N/A N/A 12/31/23 N/R $ 1,799,160
$ 1,799 Total Variable Rate Senior Loan Interests (cost $1,799,160) 1,799,160
Total Long-Term Investments (cost $23,946,619,417) 23,017,094,621
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   0.0%
X 715,729 MONEY MARKET FUNDS - 0.0%
X 715,729
715,729 State Street Navigator Securities Lending Government
Money Market Portfolio (19)
4.340%(20) $ 715,729
Total Investments Purchased with Collateral from Securities Lending (cost $715,729) 715,729
Total Investments (cost $23,947,335,146 ) - 136.5% $ 23,017,810,350
Borrowings - (2.0)% (21) (340,600,000)
Floating Rate Obligations - (36.0)% (6,067,591,000)
Other Assets Less Liabilities -  1.5%(22) 250,378,458
Net Assets - 100% $ 16,859,997,808
Credit Default Swaps - OTC Uncleared
Counterparty
Referenced
Entity
Buy/Sell
Protection(23)
Current
Credit
Spread (24)
Notional
Amount
Fixed
Rate
(Annualized)
Fixed Rate
Payment
Frequency
Maturity
Date Value
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Citigroup Global
Markets Inc.(8)
City of Chicago Sell 2.16%
$ 5,000,000
1.000 % Quarterly 6/20/24
$ 21,017
$ (105,412)
$ 126,429
Citigroup Global
Markets Inc.(8)
City of Chicago Sell 2.15
5,000,000
1.000 Quarterly 12/20/24
18,267
(118,107)
136,374
Citigroup Global
Markets Inc.(8)
City of Chicago Sell 3.15
5,000,000
1.000 Quarterly 12/20/25
(4,933) (123,614)
118,681
Citigroup Global
Markets Inc.(8)
City of Chicago Sell 3.15
10,000,000
1.000 Quarterly 12/20/27
(205,467) (591,274)
385,807
Citigroup Global
Markets Inc.(8)
City of Chicago Sell 3.21
60,000,000
1.000 Quarterly 6/20/28
(1,556,800) (4,046,608)
2,489,808
Citigroup Global
Markets Inc.(8)
State of Illinois Sell 0.88
25,000,000
1.000 Quarterly 12/20/25
142,833
(197,411)
340,244
Total
$ 110,000,000 $ (1,585,083)
$ (5,182,426) $ 3,597,343

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Futures Contracts - Short
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 5-Year Note (12,271) 3/23 $ (1,328,999,366) $ (1,324,405,202) $ 4,594,164
U.S. Treasury 10-Year Note (6,207) 3/23 (703,706,211) (697,026,703) 6,679,508
Total $(2,032,705,577) $(2,021,431,905) $11,273,672
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 21,256,677,784 $ 53,200,555 $ 21,309,878,339
Common Stocks 39,240,541 1,529,942,161 – 1,569,182,702
Corporate Bonds – 133,690,475 1,024,817 134,715,292
Exchange-Traded Funds 1,519,128 – – 1,519,128
Variable Rate Senior Loan Interests – 1,799,160 – 1,799,160
Investments Purchased with Collateral from
Securities Lending 715,729 – – 715,729
Investments in Derivatives:
Credit Default Swaps* – – 3,597,343 3,597,343
Futures Contracts* 11,273,672 – – 11,273,672
Total
$ 52,749,070 $ 22,922,109,580 $ 57,822,715 $ 23,032,681,365
* Represents net unrealized appreciation (depreciation).
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) The ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch,
Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.
Holdings designated N/R are not rated by any of these national rating agencies.
(4) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(7) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(8) For fair value measurement disclosure purposes, investment classified as Level 3.
(9) Principal Amount (000) rounds to less than $1,000.

(10) On November 28, 2011, AMR Corp. ("AMR"), the parent company of American Airlines Group, Inc. ("AAL") filed for federal bankruptcy protection. On December 9, 2013, AMR emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement to meet AMR's unsecured bond obligations, the bondholders including the Fund, received a distribution of AAL preferred stock which was converted to AAL common stock over a 120-day period. Every 30 days, a quarter of the preferred stock was converted to AAL common stock based on the 5-day volume-weighted average price and the amount of preferred shares tendered during the optional preferred conversion period.
(11) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(12) Common Stock received as part of spin-off from WestRock Company.
(13) Common Stock received as part of the bankruptcy settlement for Hodge, Lousiana, Combined Utility System Revenue Bonds, Smurfit-Stone
Container Corporation, Series 2003, coupon 7.450%, Maturity 3/01/24.
(14) Common Stock received as part of the bankruptcy settlements during February 2020 for Beaver County Industrial Development Authority,
Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A, 4.000%, 1/01/35; Beaver
County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project,
Series 2006A, 3.500%, 4/01/41; Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds,
FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35; Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2008A, 2.700%, 4/01/35; FirstEnergy Solutions
Corp, 6.050%, 8/15/21; FirstEnergy Solutions Corp, 6.800%, 8/15/39; Ohio Air Quality Development Authority, Ohio, Air Quality Development
Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20; Ohio Air Quality Development Authority,
Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009B, 3.100%, 3/01/23; Ohio Air
Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%,
12/01/23; Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Corporation
Project, Refunding Series 2010B, 3.750%, 6/01/33; Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generation Project, Refunding Series 2006B, 3.125%, 1/01/34; Ohio Air Quality Development Authority, Ohio, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2006B, 3.625%, 12/01/33; Ohio Air Quality Development
Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008B, 3.625%, 10/01/33;
Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series
2008C, 3.950%, 11/01/32; Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating
Corporation Project, Series 2005B, 4.000%, 1/01/34; Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds,
FirstEnergy Nuclear Generating Corporation Project, Series 2006A, 3.000%, 5/15/19; Ohio Water Development Authority, Pollution Control
Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33; Ohio Water Development
Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008B, 3.625%, 10/01/33;
Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project,
Series 2008C, 3.950%, 11/01/32; Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear
Generating Corporation Project, Series 2010A, 3.750%, 7/01/33; Ohio Water Development Authority, Pollution Control Revenue Refunding
Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010C, 4.000%, 6/01/33; Pennsylvania Economic Development Financing
Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2005A, 3.750%, 12/01/40; Pennsylvania
Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2006A,
2.550%, 11/01/41.
(15) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $691,231.
(16) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(17) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(18) Senior loan received as part of the bondholder funding agreement during March 2022 for Public Finance Authority of Wisconsin, Conference
Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1, 0.000%, 7/01/56, 144A.
(19) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(20) The rate shown is the one-day yield as of the end of the reporting period.
(21) Borrowings as a percentage of Total Investments is 1.5%.
(22) Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter ("OTC") derivatives as well as the
OTC cleared and exchange-traded derivatives, when applicable.
(23) The Fund entered into the credit default swaps to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.
(24) The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
N/A Not Applicable.
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD Purchased on a when-issued or delayed delivery basis.

Nuveen Short Duration High Yield Municipal
Bond Fund
Portfolio of Investments December 31, 2022
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 103.2%
X
5,756,356,983 MUNICIPAL BONDS - 96.2%
X 5,756,356,983
Alabama - 3.5%
$ 2,445 Alabama Private Colleges and University Facilities Authority, Limited
Obligation Bonds, University of Mobile Project, Series 2015A, 5.350%,
9/01/27, 144A
9/25 at 100.00 N/R   $ 2,459,230
23,140 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Project 3 Series 2018A, 3.660%, 12/01/48, (Mandatory Put 12/01/23)
(1-Month LIBOR*0.67% reference rate + 0.900% spread), (UB) (4),(5)
9/23 at 100.00 A2   22,950,946
50,000 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Project 7 Series 2022C-2, 5.031%, 2/01/53, (Mandatory Put 6/01/29)
(SOFR*0.67% reference rate + 2.150% spread), (UB) (4),(5)
3/29 at 100.00 A1   50,379,000
9,440 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Series 2022E, 5.000%, 5/01/53, (Mandatory Put 6/01/28)
No Opt. Call N/R   9,920,779
1,645 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation
Proejcet, Green Series 2020, 6.375%, 11/01/50, (AMT), (Mandatory Put
11/01/30)
No Opt. Call B1   1,824,667
5,625 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation
Proejcet, Series 2019, 5.750%, 10/01/49, (AMT)
10/29 at 100.00 B1   5,811,356
10,000 Jefferson County, Alabama, Sewer Revenue Warrants, Senior Lien Series
2013C, 6.900%, 10/01/50 - AGM Insured
10/23 at 105.00 BB+   10,160,500
MidCity Improvement District, Alabama, Special
Assessment Revenue Bonds, Series 2022:
300 3.875%, 11/01/27 No Opt. Call N/R 269,892
600 4.250%, 11/01/32 No Opt. Call N/R 504,204
1,250 4.500%, 11/01/42 11/32 at 100.00 N/R 980,513
2,865 Mobile Spring Hill College Educational Building Authority, Alabama,
Revenue Bonds, Spring Hill College Project, Series 2015, 5.000%,
4/15/27
4/25 at 100.00 N/R   2,851,706
Montgomery Medical Clinic Board, Alabama, Health Care
Facility Revenue Bonds, Jackson Hospital & Clinic, Series
2015:
5,955 5.000%, 3/01/33 3/26 at 100.00 BB 5,780,995
3,500 5.000%, 3/01/36 3/26 at 100.00 BB 3,250,345
13,500 Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue
Bonds, Project 1, Libor Index Rate Series 2018B, 3.827%, 4/01/49,
(Mandatory Put 4/01/24) (1-Month LIBOR*0.67% reference rate +
0.900% spread) (5)
1/24 at 100.00 A3   13,300,875
50,000 Southeast Energy Authority, Alabama, Commodity Supply Revenue
Bonds, Project 3, Series 2022A-1, 2022A-2, 4.966%, 1/01/53,
(Mandatory Put 12/01/29) (SOFR*0.67% reference rate + 2.420%
spread), (UB) (4),(5)
9/29 at 100.00 N/R   50,990,000
Tuscaloosa County Industrial Development Authority,
Alabama, Gulf Opportunity Zone Bonds, Hunt Refining
Project, Refunding Series 2019A:
20,272 4.500%, 5/01/32, 144A 5/29 at 100.00 N/R 18,351,979
12,000 5.250%, 5/01/44, 144A 5/29 at 100.00 N/R 10,557,120
212,537 Total Alabama 210,344,107

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Alaska - 0.0%
$ 260 Northern Tobacco Securitization Corporation, Alaska, Tobacco
Settlement Asset-Backed Bonds, Senior Series 2021A Class 1, 4.000%,
6/01/41
6/31 at 100.00 A- $ 234,736
Arizona - 2.4%
11,625 Arizona Health Facilities Authority, Hospital Revenue Bonds,
Banner Health Systems, Series 2007B, 3.995%, 1/01/37 (3-Month
LIBOR*0.67% reference rate + 0.810% spread) (5)
1/23 at 100.00 AA-   10,807,414
Arizona Health Facilities Authority, Hospital Revenue
Bonds, Banner Health Systems, Tender Option Bond Trust
3384. As of 6/4/2015 Converted to Trust 2015-XF2050:
1,500 0.940%, 1/01/37, 144A, (IF) (4) 6/21 at 100.00 AA- 1,148,385
3,000 1.045%, 1/01/37, 144A, (IF) (4) 6/21 at 100.00 AA- 2,296,770
1,500 1.045%, 1/01/37, 144A, (IF) (4) 6/21 at 100.00 AA- 1,148,385
3,000 1.045%, 1/01/37, 144A, (IF) (4) 6/21 at 100.00 AA- 2,296,770
500 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2017D, 5.000%,
7/01/37, 144A
7/27 at 100.00 BB   489,905
530 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Somerset Academy of Las Vegas Aliante and Skye
Canyon Campus Projects, Series 2021A, 3.000%, 12/15/31, 144A
12/29 at 100.00 BB   459,849
905 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds,  Arizona Agribusiness and Equine Center, Inc. Project, Series
2017B, 4.000%, 3/01/27, 144A
No Opt. Call BB+   869,379
Arizona Industrial Development Authority, Arizona,
Education Revenue Bonds, Academies of Math & Science
Projects, Series 2018B:
500 4.500%, 7/01/24, 144A No Opt. Call BB 499,425
1,000 5.000%, 7/01/29, 144A 1/27 at 100.00 BB 1,003,940
Arizona Industrial Development Authority, Arizona,
Education Revenue Bonds, Academies of Math & Science
Projects, Series 2019:
500 4.000%, 7/01/29, 144A No Opt. Call BB 475,495
635 5.000%, 7/01/39, 144A 7/29 at 100.00 BB 616,255
140 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Academies of Math & Science Projects, Series 2022, 5.000%,
7/01/32, 144A
No Opt. Call BB+   141,071
Arizona Industrial Development Authority, Arizona,
Education Revenue Bonds, Leman Academy of
Excellence - Parker Colorado Campus Project, Series
2019A:
765 4.500%, 7/01/29, 144A 7/24 at 101.00 N/R 729,726
2,635 5.000%, 7/01/39, 144A 7/24 at 101.00 N/R 2,413,080
2,000 5.000%, 7/01/49, 144A 7/24 at 101.00 N/R 1,726,800
355 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Mater Academy of Nevada - Mountain Vista Campus Project,
Series 2018A, 4.750%, 12/15/28, 144A
12/26 at 100.00 BB   356,260
Arizona Industrial Development Authority, Arizona,
Education Revenue Bonds, Pinecrest Academy of Nevada
Horizon, Inspirada and St. Rose Campus Projects, Series
2018A:
1,360 5.000%, 7/15/28, 144A 7/26 at 100.00 BB+ 1,373,165
680 5.750%, 7/15/38, 144A 7/26 at 100.00 BB+ 693,661
1,545 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Pinecrest Academy of Nevada Sloan Canyon Campus Project,
Series 2020A-2, 5.500%, 9/15/28, 144A
9/23 at 105.00 BB+   1,607,588

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arizona (continued)
$ 460 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Pinecrest Academy-Cadence Campus Project, Series 2020A,
4.000%, 7/15/30, 144A
7/28 at 100.00 BB+   $ 435,013
30,885 Arizona Industrial Development Authority, Arizona, Hotel Revenue
Bonds, Provident Group Falcon Properties LLC, Project, Senior Series
2022A-1, 4.000%, 12/01/41, 144A
12/31 at 100.00 BB   25,253,738
2,420 Arizona Industrial Development Authority, Education Facility Revenue
Bonds, Caurus Academy Project, Series 2018A, 5.850%, 6/01/29, 144A
6/28 at 100.00 N/R   2,478,516
1,510 Arizona Industrial Development Authority, Multifamily Housing Revenue
Bonds, Bridgewater Avondale Project, Series 2017, 4.750%, 1/01/28
7/25 at 101.00 N/R   1,330,506
850 Coconino County Industrial Development Authority, Arizona, Education
Revenue Bonds, Flagstaff Arts & Leadership Academy Project,
Refunding Series 2020, 4.750%, 7/01/30, 144A
7/28 at 100.00 N/R   769,429
220 Eastmark Community Facilities District 1, Mesa, Arizona, General
Obligation Bonds, Series 2014, 5.000%, 7/15/24, 144A
No Opt. Call N/R   222,946
650 Eastmark Community Facilities District 1, Mesa, Arizona, General
Obligation Bonds, Series 2015, 4.000%, 7/15/25, 144A
No Opt. Call N/R   644,384
221 Eastmark Community Facilities District 1, Mesa, Arizona, Special
Assessment Revenue Bonds, Assessment District 2, Series 2014,
4.375%, 7/01/25, 144A
7/24 at 100.00 N/R   217,906
250 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Arizona Autism Charter Schools Project, Social Series
2021A, 4.000%, 7/01/31, 144A
7/29 at 100.00 BB   227,045
1,600 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Benjamin Franklin Charter School Projects, Series
2018A, 4.800%, 7/01/28, 144A
No Opt. Call Ba2   1,604,640
Maricopa County Industrial Development Authority,
Arizona, Education Revenue Bonds, Legacy Traditional
Schools Projects, Series 2021A:
650 3.000%, 7/01/31, 144A No Opt. Call BB+ 559,709
385 4.000%, 7/01/41, 144A 7/31 at 100.00 BB+ 308,897
Maricopa County Industrial Development Authority,
Arizona, Educational Facilities Revenue Bonds, Ottawa
University Projects, Series 2020:
240 5.000%, 10/01/26, 144A No Opt. Call N/R 241,017
425 5.125%, 10/01/30, 144A 10/27 at 103.00 N/R 430,793
90 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Candeo Schools, Inc. Project, Series 2013, 6.000%,
7/01/23, (ETM)
No Opt. Call BBB-  (6) 91,209
1,000 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Eagle College Prep Project, Series 2013A, 5.000%,
7/01/33
1/23 at 100.00 BB+   990,340
550 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Legacy Traditional Schools Project, Series 2014A,
5.750%, 7/01/24, 144A
No Opt. Call Ba2   555,605
1,360 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Legacy Traditional Schools Projects, Series 2015,
5.000%, 7/01/45, 144A
7/25 at 100.00 Ba2   1,233,751
1,085 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Northwest Christian School Project, Series 2020A,
5.000%, 9/01/45, 144A
9/30 at 100.00 Ba2   907,234
1,175 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Villa Montessori, Inc. Projects, Series 2015, 5.000%,
7/01/45
7/25 at 100.00 BBB-   1,186,503

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arizona (continued)
$ 3,735 Phoenix Industrial Development Authority, Arizona, Lease Revenue
Bonds, Guam Facilities Foundation, Inc. Project, Series 2014, 5.000%,
2/01/24
No Opt. Call B+   $ 3,735,560
170 Pima County Industrial Development Authority, Arizona, Charter School
Revenue Bonds, Desert Heights Charter School, Series 2014, 6.000%,
5/01/24
No Opt. Call N/R   172,084
Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, American Leadership
Academy Project, Series 2019:
630 5.000%, 6/15/34, 144A 6/25 at 100.00 N/R 630,264
660 5.000%, 6/15/39, 144A 6/25 at 100.00 N/R 632,828
6,995 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Edkey Charter Schools Project, Refunding
Series 2020, 5.000%, 7/01/30, 144A
7/26 at 103.00 N/R   6,998,847
1,145 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Edkey Charter Schools Project, Series 2016,
4.375%, 7/01/26
No Opt. Call BB-   1,127,917
Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Series 2019:
755 5.125%, 7/01/30, 144A 7/26 at 103.00 N/R 758,677
1,870 5.500%, 7/01/40, 144A 7/26 at 103.00 N/R 1,838,864
Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Imagine East Mesa
Charter Schools Project, Series 2019:
130 3.250%, 7/01/24, 144A No Opt. Call N/R 127,734
370 5.000%, 7/01/29, 144A 7/26 at 100.00 N/R 372,113
425 5.000%, 7/01/34, 144A 7/26 at 100.00 N/R 422,063
575 5.000%, 7/01/39, 144A 7/26 at 100.00 N/R 545,278
320 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, LEAD Charter School Project, Series 2014,
6.250%, 3/01/24
No Opt. Call N/R   321,136
1,500 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Leading Edge Academy Maricopa Charter
School Project, Series 2013, 7.750%, 12/01/43
12/25 at 100.00 N/R   1,542,810
375 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, San Tan Montessori School Project, Series
2014A, 7.500%, 2/01/25
2/24 at 100.00 N/R   387,416
995 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, San Tan Montessori School Project, Series
2017, 6.125%, 2/01/28, 144A
No Opt. Call N/R   1,039,874
720 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Synergy Public Charter School Project, Series
2020, 5.000%, 6/15/35, 144A
6/28 at 100.00 N/R   634,370
2,855 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Synergy Public Charter School Project, Series
2020-1, 5.000%, 6/15/35, 144A
6/28 at 100.00 N/R   2,630,568
390 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, The Paideia Academies Project, 2019, 4.125%,
7/01/29
7/25 at 100.00 N/R   364,896
Pima County Industrial Development Authority, Arizona,
Education Revenue Bonds, Arizona Charter Schools
Refunding Project, Series 2016R:
3,600 4.000%, 7/01/26 No Opt. Call Baa3 3,561,480
5,405 5.000%, 7/01/31 7/26 at 100.00 Baa3 5,493,264

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arizona (continued)
$ 545 Pima County Industrial Development Authority, Arizona, Education
Revenue Bonds, Noah Webster Schools Mesa Project, Series 2015A,
4.000%, 12/15/24, 144A
No Opt. Call BB   $ 537,370
100 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds,
Citigroup Energy Inc Prepay Contract Obligations, Series 2007,
5.000%, 12/01/37
No Opt. Call BBB+   101,772
534 Show Low Bluff Community Facilities District, Show Low, Arizona, Special
Assessment Bonds, Area One, Series 2007, 5.600%, 7/01/31, 144A
1/23 at 100.00 N/R   477,284
335 Southside Community Facilities District 1, Prescott Valley, Arizona,
Special Assessment Revenue Bonds, Series 2008, 7.250%, 7/01/32
1/23 at 100.00 N/R   264,818
Tempe Industrial Development Authority, Arizona,
Revenue Bonds, Mirabella at ASU Project, Series 2017A:
1,500 5.500%, 10/01/27, 144A No Opt. Call N/R 1,438,860
10 6.000%, 10/01/37, 144A 10/27 at 100.00 N/R 9,071
Tempe Industrial Development Authority, Arizona,
Revenue Bonds, Mirabella at ASU Project, Series 2017B:
27,670 4.700%, 10/01/24, 144A 1/23 at 100.00 N/R 26,876,978
12,000 5.350%, 10/01/25, 144A 1/23 at 100.00 N/R 11,654,280
280 Yavapai County Industrial Development Authority,  Arizona, Education
Revenue Bonds, Arizona Agribusiness and Equine Center Inc Project,
Refunding Series 2015A, 3.900%, 9/01/24, 144A
No Opt. Call BB+   274,445
157,295 Total Arizona 145,815,425
Arkansas - 0.5%
13,310 Arkansas Development Finance Authority, Arkansas, Environmental
Improvement Revenue Bonds, United States Steel Corporation, Green
Series 2022, 5.450%, 9/01/52, (AMT), 144A
9/25 at 105.00 BB-   12,928,003
9,750 Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49,
(AMT), 144A
9/26 at 103.00 BB-   8,529,397
9,285 Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2020A, 4.750%,
9/01/49, (AMT), 144A
9/27 at 103.00 BB-   8,448,886
32,345 Total Arkansas 29,906,286
California - 6.7%
Antelope Valley Healthcare District, California, Revenue
Bonds, Series 2016A:
7,215 5.000%, 3/01/31 3/26 at 100.00 BBB 7,360,960
7,565 5.250%, 3/01/36 3/26 at 100.00 BBB 7,707,373
1,690 5.000%, 3/01/46 3/26 at 100.00 BBB 1,629,295
Azusa, California, Special Tax Bonds, Community Facilities
District 2005-1 Rosedale Improvement Area 2,Series
2019:
1,280 5.000%, 9/01/44 - AGM Insured 9/28 at 100.00 AA 1,366,387
1,925 5.000%, 9/01/49 - AGM Insured 9/28 at 100.00 AA 2,048,912
1,055 Blythe Redevelopment Agency Successor Agency, California, Tax
Allocation Bonds, Redevelopment Project 1, Refunding Series 2015,
5.000%, 5/01/25
No Opt. Call N/R   1,094,088
3,000 Brentwood Infrastructure Financing Authority, California, Infrastructure
Revenue Bonds, Refunding Subordinated Series 2014B, 5.000%,
9/02/36
9/24 at 100.00 N/R   3,046,200

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 25,000 California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green SIFMA Index Rate Series 2021B-2, 4.110%,
2/01/52, (Mandatory Put 8/01/31) (SIFMA reference rate + 0.450%
spread) (5)
5/31 at 100.00 A1   $ 22,582,500
50,000 California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green SIFMA Index Rate Series 2022A-1, 4.246%,
5/01/53, (Mandatory Put 8/01/28), (UB) (4)
5/28 at 100.00 A1   50,006,500
6,290 California Community Housing Agency, California, Essential Housing
Revenue Bonds, K Street Flats, Series 2021A-2, 4.000%, 8/01/50, 144A
8/32 at 100.00 N/R   4,300,850
3,500 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Mira Vista Hills  Apartments, Series 2021A, 4.000%,
2/01/56, 144A
8/31 at 100.00 N/R   2,593,885
1,550 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Summit at Sausalito Apartments, Series 2021A-2,
4.000%, 2/01/50, 144A
8/32 at 100.00 N/R   1,155,866
10,035 California Community Housing Agency, Workforce Housing Revenue
Bonds, Annadel Apartments, Series 2019A, 5.000%, 4/01/49, 144A
4/29 at 100.00 N/R   8,787,750
885 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Sonoma County Tobacco Securitization
Corporation, Series 2020B-1, 5.000%, 6/01/49
12/30 at 100.00 BBB-   888,398
California Enterprise Development Authority, Charter
School Revenue Bonds, Rocklin Academy Project,
Refunding Series 2021A:
250 4.000%, 6/01/36, 144A 6/31 at 100.00 BB+ 214,747
630 4.000%, 6/01/51, 144A 6/31 at 100.00 BB+ 463,907
California Health Facilities Financing Authority, Revenue
Bonds, Children's Hospital Los Angeles, Series 2017A:
385 5.000%, 8/15/30 8/27 at 100.00 Baa2 406,579
310 5.000%, 8/15/32 8/27 at 100.00 Baa2 326,495
225 4.000%, 8/15/34 8/27 at 100.00 Baa2 227,509
245 5.000%, 8/15/35 8/27 at 100.00 Baa2 255,356
100 California Municipal Finance Authority Charter School Revenue Bonds,
Albert Einstein Academies Project, Series 2013A, 6.000%, 8/01/23,
(ETM)
No Opt. Call BB  (6) 101,648
315 California Municipal Finance Authority Charter School Revenue Bonds,
John Adams Academies, Inc. Project, Series 2015A, 4.500%, 10/01/25
1/23 at 102.00 BB   311,859
270 California Municipal Finance Authority Charter School Revenue Bonds,
River Charter Schools Project, Series 2018A, 4.500%, 6/01/28, 144A
6/26 at 100.00 BB   264,659
780 California Municipal Finance Authority,  Revenue Bonds, Creative Center
of Los Altos Project Pinewood & Oakwood Schools, Series 2016B,
4.000%, 11/01/26, 144A
No Opt. Call N/R   754,416
410 California Municipal Finance Authority, Charter School Lease Revenue
Bonds, Bella Mente Montessori Academy Project, Series 2018A,
5.000%, 6/01/28, 144A
No Opt. Call Ba1   406,917
California Municipal Finance Authority, Charter School
Lease Revenue Bonds, Nova Academy Project, Series
2016A:
1,065 4.000%, 6/15/26, 144A No Opt. Call BB 1,040,835
1,850 5.000%, 6/15/36, 144A 6/26 at 100.00 BB 1,828,503
250 California Municipal Finance Authority, Charter School Lease Revenue
Bonds, Santa Rosa Academy Project, Series 2015, 4.375%, 7/01/25,
144A
No Opt. Call BB+   252,140
365 California Municipal Finance Authority, Charter School Revenue Bonds,
John Adams Academies, Inc. Project, Series 2014A, 4.150%, 10/01/24
1/23 at 102.00 BB   361,116

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
California Municipal Finance Authority, Charter School
Revenue Bonds, Palmdale Aerospace Academy Project,
Series 2018A:
$ 1,010 3.875%, 7/01/28, 144A No Opt. Call BB $ 962,075
2,200 5.000%, 7/01/38, 144A 7/28 at 100.00 BB 2,084,082
1,800 5.000%, 7/01/49, 144A 7/28 at 100.00 BB 1,582,056
840 California Municipal Finance Authority, Education Revenue
Bonds,  American Heritage Foundation Project, Series 2016A, 5.000%,
6/01/36
6/26 at 100.00 BBB-   858,438
220 California Municipal Finance Authority, Education Revenue Bonds,
STREAM Charter Schools Project, Series 2020A, 5.000%, 6/15/41,
144A
6/30 at 100.00 N/R   201,848
1,480 California Municipal Finance Authority, Mobile Home Park Revenue
Bonds, Caritas Affordable Housing Inc Projects, Series 2014B, 5.250%,
8/15/30
8/24 at 100.00 N/R   1,481,717
245 California Municipal Finance Authority, Mobile Home Park Revenue
Bonds, Caritas Projects, Subordinate Series 2021B, 3.000%, 8/15/31
No Opt. Call BBB   222,531
23,170 California Municipal Finance Authority, Multifamily Housing Revenue
Bonds, Pacific Oaks Senior Apartments, Series 2022A, 4.000%,
7/01/57, (Mandatory Put 7/01/32), 144A
7/29 at 103.00 N/R   21,455,420
1,855 California Municipal Finance Authority, Revenue Bonds, California
Baptist University, Series 2016A, 4.000%, 11/01/26, 144A
No Opt. Call N/R   1,822,630
175 California Municipal Finance Authority, Revenue Bonds, Community
Health Centers of the Central Coast, Inc., Series 2021A, 5.000%,
12/01/36, 144A
12/30 at 100.00 N/R   176,967
270 California Municipal Finance Authority, Revenue Bonds, Emerson
College, Series 2011, 5.000%, 1/01/28
1/23 at 100.00 Baa2   270,270
825 California Municipal Finance Authority, Revenue Bonds, Goodwill
Industries of Sacramento Valley & Northern Nevada Project, Series
2014A, 4.250%, 1/01/25
No Opt. Call N/R   796,917
California Municipal Finance Authority, Revenue Bonds,
NorthBay Healthcare Group, Series 2015:
200 5.000%, 11/01/23 No Opt. Call BBB- 201,892
300 5.000%, 11/01/24 No Opt. Call BBB- 306,855
350 5.000%, 11/01/27 11/24 at 100.00 BBB- 357,308
California Municipal Finance Authority, Revenue Bonds,
NorthBay Healthcare Group, Series 2017A:
1,425 5.000%, 11/01/28 11/26 at 100.00 BBB- 1,482,413
1,500 5.250%, 11/01/29 11/26 at 100.00 BBB- 1,571,625
850 5.000%, 11/01/30 11/26 at 100.00 BBB- 879,869
1,000 5.250%, 11/01/31 11/26 at 100.00 BBB- 1,042,700
8,375 5.250%, 11/01/36 11/26 at 100.00 BBB- 8,437,645
6,165 5.250%, 11/01/41 11/26 at 100.00 BBB- 6,195,949
1,100 California Pollution Contol Financing Authority, Solid Waste Disposal
Revenue Bonds, Aemerge Redpak Services Southern California, LLC
Project, Subordinate Series 2017, 8.000%, 12/01/27, (AMT), 144A (7)
No Opt. Call N/R   66,000
3,310 California Pollution Control Financing Authority, Solid Waste Disposal
Revenue Bonds, Aemerge Redpak Services, LLC., Series 2016, 7.000%,
12/01/27, (AMT), 144A (7)
12/23 at 102.00 N/R   331,000
5,500 California Pollution Control Financing Authority, Water Furnishing
Revenue Bonds, Poseidon Resources Channelside LP Desalination
Project, Series 2012, 5.000%, 7/01/37, (AMT), 144A
7/23 at 100.00 Baa3   5,499,670
1,420 California Public Finance Authority, Charter School Lease Revenue
Bonds, California Crosspoint Academy Project, Series 2020A, 4.250%,
7/01/30, 144A
7/28 at 100.00 N/R   1,286,165

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 540 California Public Finance Authority, Charter School Lease Revenue
Bonds, Multicultural Learning Center Project, Series 2017A, 5.250%,
6/15/27
No Opt. Call N/R   $ 541,480
675 California Public Finance Authority, Senior Living Revenue Bonds, Enso
Village, Refunding Green Series 2021A, 5.000%, 11/15/36, 144A
11/29 at 102.00 N/R   612,610
2,010 California Public Finance Authority, University Housing Revenue Bonds,
National Campus Community Development - Claremont Properties
LLC Claremont Colleges Project, Series 2017A, 5.000%, 7/01/32, 144A
7/27 at 100.00 Caa2   1,949,700
1,135 California School Finance Authority Charter School Revenue Bonds,
California, ACE Charter Schools, Obligated Group, Series 2016A,
4.500%, 6/01/29, 144A
6/26 at 100.00 N/R   1,106,580
1,000 California School Finance Authority Charter School Revenue Bonds,
Ednovate Obligated Group, Series 2018, 5.000%, 6/01/37, 144A
6/27 at 100.00 N/R   962,180
California School Finance Authority Charter School
Revenue Bonds, John Adams Academy Obligated
Group, Series 2022A:
875 4.500%, 7/01/32, 144A 7/30 at 102.00 BB 824,548
2,125 5.000%, 7/01/42, 144A 7/30 at 102.00 BB 1,934,961
1,670 California School Finance Authority Charter, School Revenue Bonds,
Rocketship Education, Mateo Sheedy Project, Series 2015A, 4.250%,
3/01/28, 144A
6/25 at 100.00 N/R   1,626,881
980 California School Finance Authority, California, Charter School Revenue
Bonds, Encore Education Obligated Group, Series 2016A, 5.000%,
6/01/26, 144A
No Opt. Call N/R   941,408
180 California School Finance Authority, California, Charter School Revenue
Bonds, Encore Education, Series 2022, 8.000%, 7/01/30, 144A
1/23 at 100.00 N/R   179,969
California School Finance Authority, California, Charter
School Revenue Bonds, TEACH Public Schools Obligated
Group, Series 2019A:
290 5.000%, 6/01/29, 144A 6/26 at 100.00 N/R 293,608
750 5.000%, 6/01/39, 144A 6/26 at 100.00 N/R 733,537
1,010 California School Finance Authority, Charter School Revenue Bonds,
Aspire Public School - Obligated Group,Issue No.6, Series 2020A,
5.000%, 8/01/42, 144A
8/28 at 100.00 BBB   1,017,242
760 California School Finance Authority, Charter School Revenue Bonds,
CIty Charter School Obligated Group, Series 2016A, 5.000%, 6/01/26,
144A
No Opt. Call N/R   762,956
California School Finance Authority, Charter School
Revenue Bonds, Classical Academies Project, Series
2017A:
2,000 4.000%, 10/01/27, 144A No Opt. Call BBB- 2,008,860
2,155 5.000%, 10/01/32, 144A 10/27 at 100.00 BBB- 2,250,165
California School Finance Authority, Charter School
Revenue Bonds, Downtown College Prep - Obligated
Group, Series 2016:
745 4.000%, 6/01/26, 144A No Opt. Call N/R 723,700
1,000 4.500%, 6/01/31, 144A 6/26 at 100.00 N/R 954,730
755 California School Finance Authority, Charter School Revenue Bonds,
Escuela Popular Charter School, Series 2017, 5.500%, 7/01/27, 144A
No Opt. Call N/R   747,903
630 California School Finance Authority, Charter School Revenue Bonds,
Rocketship Education Obligated Group, Series 2016A, 5.000%,
6/01/26, 144A
6/25 at 100.00 N/R   633,156

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
California School Finance Authority, Charter School
Revenue Bonds, Rocketship Education Obligated Group,
Series 2017A:
$ 630 4.500%, 6/01/27, 144A 6/26 at 100.00 N/R $ 616,915
975 5.000%, 6/01/34, 144A 6/26 at 100.00 N/R 946,091
315 California School Finance Authority, Charter School Revenue Bonds,
Rocketship Public Schools Obligated Group, Series 2017G, 5.000%,
6/01/30, 144A
6/27 at 100.00 N/R   316,096
6,865 California School Finance Authority, Charter School Revenue Bonds,
Russell Westbrook Academy Obligated Group, Series 2021A, 4.000%,
6/01/41, 144A
6/27 at 100.00 N/R   5,424,998
California School Finance Authority, Charter School
Revenue Bonds, Santa Clarita Valley International School
Project, Series 2021A:
260 4.000%, 6/01/31 No Opt. Call N/R 245,222
100 4.000%, 6/01/41 6/31 at 100.00 N/R 82,061
California School Finance Authority, Charter School
Revenue Bonds, Social Bonds iLead Lancaster Project,
Series 2021A:
250 4.000%, 6/01/31, 144A 6/29 at 100.00 N/R 230,890
435 5.000%, 6/01/41, 144A 6/29 at 100.00 N/R 405,229
1,465 California School Finance Authority, Charter School Revenue Bonds,
Valley International Preparatory High School Project, Series 2022A,
5.000%, 3/01/37, 144A
3/31 at 100.00 N/R   1,248,927
315 California School Finance Authority, Educational Facilities Revenue
Bonds, New Designs Charter School Project, Series 2014A, 4.750%,
6/01/24, 144A
No Opt. Call BB+   315,463
575 California School Finance Authority, Educational Facility Revenue
Bonds, Partnerships to Uplift Communities Valley Project, Series 2014,
5.350%, 8/01/24, (Pre-refunded 2/01/24), 144A
2/24 at 100.00 BB  (6) 585,224
175 California School finance Authority, School Facility Revenue Bonds,  ICEF
- View Park Elementary and Middle Schools, Series 2014A, 4.750%,
10/01/24
No Opt. Call BB   175,474
280 California School Finance Authority, School Facility Revenue Bonds, Alta
Public Schools Project, Series 2014A, 5.750%, 11/01/24, 144A
No Opt. Call N/R   283,366
California School Finance Authority, School Facility
Revenue Bonds, Granada Hills Charter High School
Obligated Group, Series 2021A:
315 4.000%, 7/01/29, 144A 7/28 at 100.00 BBB- 315,322
465 4.000%, 7/01/38, 144A 7/28 at 100.00 BBB- 422,336
250 California School Finance Authority, School Facility Revenue Bonds, KIPP
LA Projects, Series 2014A, 4.125%, 7/01/24, 144A
No Opt. Call BBB   251,535
180 California School Finance Authority, School Facility Revenue Bonds,
Value Schools, Series 2013, 5.900%, 7/01/23
No Opt. Call BB+   181,069
145 California Statewide Communities Development Authority Revenue
Bonds, California Baptist University, Refunding Series 2017A, 5.000%,
11/01/32, 144A
11/27 at 100.00 N/R   147,600
California Statewide Communities Development
Authority, California, Revenue Bonds, Loma Linda
University Medical Center, Series 2014A:
700 5.250%, 12/01/34 12/24 at 100.00 BB- 714,623
5,300 5.500%, 12/01/54 12/24 at 100.00 BB 5,324,963
1,735 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A,
5.000%, 12/01/26, 144A
6/26 at 100.00 BB-   1,781,047

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 850 California Statewide Communities Development Authority, College
Housing Revenue Bonds, National Campus Community Development
- Hooper Street LLC Project, Series 2019, 5.000%, 7/01/29, 144A
No Opt. Call B   $ 823,897
425 California Statewide Communities Development Authority, Revenue
Bonds, 899 Charleston Project, Refunding Series 2014A, 5.000%,
11/01/24, 144A
No Opt. Call N/R   419,947
445 California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2015-2 Rio Bravo, Series 2015A,
4.375%, 9/01/25
No Opt. Call N/R   448,071
California Statewide Communities Development
Authority, Statewide Community Infrastructure Program
Revenue Bonds, Refunding Series 2015R-1:
1,005 5.000%, 9/02/25 No Opt. Call N/R 1,046,727
1,045 5.000%, 9/02/26 9/25 at 100.00 N/R 1,088,932
California Statewide Communities Development
Authority, Statewide Community Infrastructure Program
Revenue Bonds, Series 2018A:
3,265 4.000%, 9/02/28 No Opt. Call N/R 3,305,421
2,150 5.000%, 9/02/38 9/28 at 100.00 N/R 2,232,538
3,575 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2018B,
4.000%, 9/02/28
No Opt. Call N/R   3,607,104
California Statewide Community Development Authority,
Revenue Bonds, Daughters of Charity Health System,
Series 2005A:
99 5.750%, 7/01/24 (7),(8) 1/22 at 100.00 N/R 99,070
220 5.750%, 7/01/30 (7),(8) 1/22 at 100.00 N/R 219,535
15 5.750%, 7/01/35 (7),(8) 1/22 at 100.00 N/R 15,140
39 California Statewide Community Development Authority, Revenue
Bonds, Daughters of Charity Health System, Series 2005G, 5.500%,
7/01/22 (7),(8)
1/22 at 100.00 N/R   39,497
81 California Statewide Community Development Authority, Revenue
Bonds, Daughters of Charity Health System, Series 2005H, 5.750%,
7/01/25 (7),(8)
1/22 at 100.00 N/R   80,804
California, San Francisco City and County Infrastructure
and Revitalization, Financing District Number 1, Treasure
Island, Tax Increment Revenue Bonds, Series 2022A:
360 5.000%, 9/01/27, 144A No Opt. Call N/R 374,206
400 5.000%, 9/01/32, 144A No Opt. Call N/R 425,024
385 5.000%, 9/01/37, 144A 9/32 at 100.00 N/R 390,532
2,000 CMFA Special Finance Agency I, California, Essential Housing Revenue
Bonds, The Mix at Center City, Series 2021A-2, 4.000%, 4/01/56, 144A
4/31 at 100.00 N/R   1,497,840
500 Compton Public Finance Authority, California, Lease Revenue Bonds,
Refunding & Various Capital Projects, Series 2008, 5.250%, 9/01/27 -
AMBAC Insured
1/23 at 100.00 N/R   500,220
500 Corona-Norco Unified School District Public Financing Authority,
California, Special Tax Revenue Bonds, Refunding Junior Lien Series
2013B, 5.000%, 9/01/35, (Pre-refunded 9/01/23)
9/23 at 100.00 N/R  (6) 506,825
2,060 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Acacia on Santa Rosa Creek, Mezzanine Lien
Series 2021B, 4.000%, 10/01/46, 144A
10/31 at 100.00 N/R   1,566,506
12,295 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Altana Glendale, Series 2021A-1, 3.500%,
10/01/46, 144A
10/31 at 100.00 N/R   8,951,867

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 2,000 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Oceanaire-Long Beach, Social Series 2021A-
2, 4.000%, 9/01/56, 144A
9/31 at 100.00 N/R   $ 1,552,320
2,500 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Vineyard Gardens Apartments, Senior Lien
Series 2021A, 3.250%, 10/01/58, 144A
4/32 at 100.00 N/R   1,628,700
605 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Waterscape Apartments, Mezzanine Lien
Series 2021B, 4.000%, 9/01/46, 144A
9/31 at 100.00 N/R   474,235
2,885 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Wood Creek Apartments, Senior Lien Series
2021A-1, 3.000%, 12/01/49
6/32 at 100.00 N/R   1,917,573
Fairfield, California, Special Tax Bonds, Community
Facilities District 2016-1 Improvement Area C Villages of
Fairfield, Series 2021A:
545 4.000%, 9/01/36 9/31 at 100.00 N/R 522,339
1,145 4.000%, 9/01/41 9/31 at 100.00 N/R 1,041,870
540 Fontana, California, Special Tax Bonds, Sierra Hills South Community
Facilities District 22, Refunding Series 2014, 5.000%, 9/01/23
No Opt. Call N/R   542,797
86,060 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Capital Appreciation Series 2021B-2,
0.000%, 6/01/66
12/31 at 27.75 N/R   10,023,408
740 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Series 2018A-1, 5.000%, 6/01/35,
(Pre-refunded 6/01/28)
6/28 at 100.00 BB+  (6) 834,061
Hesperia, California, Special Tax Bonds, Community
Facilities District 2005-1 Belgate Development
Restructuring Series 2014:
200 5.000%, 9/01/23 No Opt. Call N/R 201,828
250 5.000%, 9/01/24 No Opt. Call N/R 256,350
320 5.000%, 9/01/25 9/24 at 100.00 N/R 328,045
195 5.000%, 9/01/26 9/24 at 100.00 N/R 200,189
1,735 Independent Cities Finance Authority, California, Mobile Home Park
Revenue Bonds, Palomar Estates West, Refunding Series 2015,
5.000%, 9/15/25
No Opt. Call N/R   1,756,948
Lake Elsinore Public Financing Authority, California, Local
Agency Revenue Bonds, Canyon Hills Improvement Area
A & C, Series 2014C:
500 5.000%, 9/01/23 No Opt. Call N/R 504,570
595 5.000%, 9/01/24 No Opt. Call N/R 610,018
2,315 Lake Elsinore Public Financing Authority, California, Local Agency
Revenue Bonds, Refunding Series 2015, 5.000%, 9/01/35
9/25 at 100.00 N/R   2,374,958
985 Lathrop, California, Limited Obligation Improvement Bonds, Crossroads
Assessment District, Series 2015, 4.000%, 9/02/25
No Opt. Call N/R   991,452
Lathrop, California, Special Tax Bonds, Community
Facilities District 2018-1 Central Lathrop Specific Plan
Improvement Areas 1, Series 2019:
50 3.900%, 9/01/23 No Opt. Call N/R 49,395
70 4.100%, 9/01/24 No Opt. Call N/R 68,942
85 4.200%, 9/01/25 No Opt. Call N/R 83,416
105 4.350%, 9/01/26 No Opt. Call N/R 102,278
125 4.400%, 9/01/27 9/26 at 103.00 N/R 121,755
145 4.500%, 9/01/28 9/26 at 103.00 N/R 141,284
1,120 5.100%, 9/01/33 9/26 at 103.00 N/R 1,091,821

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
Lathrop, California, Special Tax Bonds, Community
Facilities District 2018-1 Central Lathrop Specific Plan
Improvement Areas 2, Series 2019:
$ 35 3.900%, 9/01/23 No Opt. Call N/R $ 34,543
45 4.100%, 9/01/24 No Opt. Call N/R 44,320
55 4.200%, 9/01/25 No Opt. Call N/R 54,016
65 4.350%, 9/01/26 No Opt. Call N/R 63,569
80 4.400%, 9/01/27 9/26 at 103.00 N/R 77,923
95 4.500%, 9/01/28 9/26 at 103.00 N/R 92,110
695 5.100%, 9/01/33 9/26 at 103.00 N/R 677,514
Lathrop, California, Special Tax Bonds, Community
Facilities District 2018-1 Central Lathrop Specific Plan
Improvement Areas 3, Series 2019:
65 3.900%, 9/01/23 No Opt. Call N/R 64,202
85 4.100%, 9/01/24 No Opt. Call N/R 83,728
110 4.200%, 9/01/25 No Opt. Call N/R 107,710
130 4.350%, 9/01/26 No Opt. Call N/R 127,096
155 4.400%, 9/01/27 9/26 at 103.00 N/R 151,039
180 4.500%, 9/01/28 9/26 at 103.00 N/R 175,214
1,390 5.100%, 9/01/33 9/26 at 103.00 N/R 1,357,224
Lathrop, California, Special Tax Bonds, Community
Facilities District 2018-1 Central Lathrop Specific Plan
Improvement Areas 5, Series 2019:
10 4.150%, 9/01/23 No Opt. Call N/R 9,922
20 4.350%, 9/01/24 No Opt. Call N/R 19,695
25 4.450%, 9/01/25 No Opt. Call N/R 24,530
30 4.600%, 9/01/26 No Opt. Call N/R 29,197
35 4.650%, 9/01/27 9/26 at 103.00 N/R 34,055
45 4.750%, 9/01/28 9/26 at 103.00 N/R 43,790
335 5.350%, 9/01/33 9/26 at 103.00 N/R 325,111
1,880 5.850%, 9/01/49 9/26 at 103.00 N/R 1,749,114
Lathrop, California, Special Tax Bonds, Community
Facilities District 2018-1, Central Lathrop Specific Plan
Improvement Areas 4, Series 2019:
20 3.900%, 9/01/23 No Opt. Call N/R 19,747
30 4.100%, 9/01/24 No Opt. Call N/R 29,546
40 4.200%, 9/01/25 No Opt. Call N/R 39,167
45 4.350%, 9/01/26 No Opt. Call N/R 43,834
55 4.400%, 9/01/27 9/26 at 103.00 N/R 53,572
65 4.500%, 9/01/28 9/26 at 103.00 N/R 63,334
495 5.100%, 9/01/33 9/26 at 103.00 N/R 482,546
105 Long Beach Bond Finance Authority, California, Natural Gas Purchase
Revenue Bonds, Series 2007A, 5.500%, 11/15/37
No Opt. Call A-   114,596
2,125 Long Beach Bond Finance Authority, California, Natural Gas Purchase
Revenue Bonds, Series 2007B, 4.536%, 11/15/27 (3-Month
LIBOR*0.67% reference rate + 1.450% spread) (5)
No Opt. Call A-   2,080,609
Los Angeles County Community Facilities District
2021-01, California, Special Tax Bond, Valencia-Facilities
Improvement Area 1, Series 2022:
1,260 5.000%, 9/01/42 9/29 at 103.00 N/R 1,282,050
1,000 5.000%, 9/01/47 9/29 at 103.00 N/R 1,004,180
1,055 Merced Redevelopment Agency, California, Tax Allocation Bonds,
Merced Redevelopment Project 2, Series 2003A, 0.000%, 12/01/23 -
AMBAC Insured
No Opt. Call N/R   1,021,704
37,370 Modesto Irrigation District Financing Authority, California, Domestic
Water Project Revenue Bonds, Index Rate Series 2007, 3.820%,
9/01/37 - NPFG Insured (3-Month LIBOR*0.67% reference rate +
0.630% spread) (5)
1/23 at 100.00 Baa2   34,442,434

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
Moorpark, California, Special Tax Bonds, Community
Facilities District 2004-1, Refunding Junior Lien Series
2014B:
$ 110 4.750%, 9/01/23 No Opt. Call N/R $ 110,678
640 5.200%, 9/01/28 9/24 at 100.00 N/R 659,072
ndio, California, Special Tax Bonds, Community Facilities
District 2004-3 Terra Lago, Improvement Area 1, Series
2015:
490 5.000%, 9/01/23 No Opt. Call N/R 494,479
625 5.000%, 9/01/24 No Opt. Call N/R 640,775
385 5.000%, 9/01/25 No Opt. Call N/R 401,366
690 5.000%, 9/01/26 9/25 at 100.00 N/R 719,332
720 5.000%, 9/01/27 9/25 at 100.00 N/R 749,563
755 5.000%, 9/01/28 9/25 at 100.00 N/R 785,713
1,000 Northern Inyo County Local Hospital District, Inyo County, California,
Revenue Bonds, Series 2013, 5.000%, 12/01/29, (Pre-refunded
12/01/23)
12/23 at 100.00 B+  (6) 1,018,200
Orange County, California, Special Tax Bonds,
Community Facilities District 2015-1 Esencia Village,
Series 2015A:
665 5.000%, 8/15/25 No Opt. Call N/R 690,908
745 5.000%, 8/15/27 8/25 at 100.00 N/R 774,353
Palm Desert, California, Special Tax Bonds, Community
Facilities District 2021-1 University Park, Series 2021:
100 3.000%, 9/01/31 9/28 at 103.00 N/R 91,390
110 4.000%, 9/01/41 9/28 at 103.00 N/R 100,220
5,200 Palomar Pomerado Health System, California, Revenue Bonds,
Refunding Series 2016, 5.000%, 11/01/36
11/26 at 100.00 Baa3   5,297,344
Perris Joint Powers Authority, California, Local Agency
Revenue Bonds, Community Facilities District 2001-1 May
Farms Improvement Area 6 &7, Refunding Series 2014E:
465 4.000%, 9/01/23 No Opt. Call N/R 465,591
485 4.000%, 9/01/24 No Opt. Call N/R 487,779
505 5.000%, 9/01/25 9/24 at 100.00 N/R 518,766
530 5.000%, 9/01/26 9/24 at 100.00 N/R 544,448
1,685 Perris, California, Special Tax Bonds, Community Facilities District 2001-
2, Refunding Series 2014A, 4.375%, 9/01/24
9/23 at 100.00 N/R   1,692,818
100 Poway Unified School District, San Diego County, California, Special Tax
Bonds, Community Facilities District 15 Del Sur East Improvement
Area C, Series 2016, 5.000%, 9/01/26
No Opt. Call N/R   105,476
700 Rancho Cordova, California, Special Tax Bonds, Community Facilities
District 2018-1 Grantline 208, Series 2021B, 4.000%, 9/01/41
9/26 at 103.00 N/R   636,951
500 Richmond Community Development Agency Successor Agency,
California, Tax Allocation Bonds, Refunding Series 2014A, 5.000%,
9/01/25 - BAM Insured
9/24 at 100.00 AA   517,070
345 Riverside County Redevelopment Agency Successor Agency, California,
Tax Allocation Bonds, Refunding Series 2014A, 5.000%, 10/01/29 -
AGM Insured
10/24 at 100.00 AA   358,624
Riverside County, California, Special Tax Bonds,
Community Facilities District 03-1 Newport Road, Series
2014:
500 4.125%, 9/01/23 No Opt. Call N/R 501,235
500 4.250%, 9/01/24 No Opt. Call N/R 505,180
750 5.000%, 9/01/25 9/24 at 100.00 N/R 770,325

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
Romoland School District, California, Special Tax Bonds,
Community Facilities District 2004-1 Heritage Lake
Improvement Area 1 & 2, Refunding Series 2015:
$ 1,515 5.000%, 9/01/25 No Opt. Call N/R $ 1,576,267
1,655 5.000%, 9/01/26 9/25 at 100.00 N/R 1,722,358
805 5.000%, 9/01/27 9/25 at 100.00 N/R 837,635
Roseville, California, Special Tax Bonds, Community
Facilities District 1 Creekview Improvement Area 1, Series
2021:
1,000 4.000%, 9/01/36 9/28 at 103.00 N/R 958,420
500 4.000%, 9/01/41 9/28 at 103.00 N/R 454,965
1,000 4.000%, 9/01/46 9/28 at 103.00 N/R 881,120
Roseville, California, Special Tax Bonds, Community
Facilities District 1 Hewlett Parkard Campus Oaks, Series
2016:
715 4.000%, 9/01/26 No Opt. Call N/R 730,744
310 5.000%, 9/01/31 9/26 at 100.00 N/R 324,025
1,000 Roseville, California, Special Tax Bonds, Community Facilities District 1
Westpark, Refunding Series 2015, 5.000%, 9/01/27
9/25 at 100.00 N/R   1,043,390
San Bernardino County, California, Special Tax Bonds,
Community Facilities District 2002-1 Kaiser Commerce
Center, Refunding Series 2014:
400 5.000%, 9/01/23 No Opt. Call N/R 403,708
655 5.000%, 9/01/26 9/24 at 100.00 N/R 672,430
San Clemente, California, Special Tax Revenue Bonds,
Community Facilities District 2006-1 Marblehead Coastal,
Series 2015:
175 4.000%, 9/01/23 No Opt. Call N/R 175,222
90 5.000%, 9/01/24 No Opt. Call N/R 92,301
465 5.000%, 9/01/25 No Opt. Call N/R 484,767
290 5.000%, 9/01/26 9/25 at 100.00 N/R 302,479
470 5.000%, 9/01/27 9/25 at 100.00 N/R 488,810
475 5.000%, 9/01/29 9/25 at 100.00 N/R 493,387
San Francisco City and County Redevelopment Agency
Successor Agency, California, Tax Allocation Bonds,
Mission Bay South Redevelopment Project, Series 2014A:
360 5.000%, 8/01/23 No Opt. Call A- 364,064
400 5.000%, 8/01/24 No Opt. Call A- 412,320
350 5.000%, 8/01/25 8/24 at 100.00 A- 361,718
1,255 San Francisco City and County, California, Special Tax Bonds,
Community Facilities District 2016-1 Treasure Island Improvement
Area 2, Series 2022, 4.000%, 9/01/32, 144A
9/28 at 103.00 N/R   1,244,583
1,255 San Jacinto, California, Special Tax Bonds, Community Facilities District
2002-1 Rancho San Jacinto Phase 2, Series 2016, 5.000%, 9/01/30
9/26 at 100.00 N/R   1,309,517
6,000 Silicon Valley Tobacco Securitization Authority, California, Tobacco
Settlement Asset-Backed Bonds, Santa Clara County Tobacco
Securitization Corporation, Series 2007A, 0.000%, 6/01/36
1/23 at 47.72 N/R   2,852,220
22,605 Southern California Public Power Authority, Natural Gas Project
1 Revenue Bonds, Series 2007A, 4.445%, 11/01/38 (3-Month
LIBOR*0.67% reference rate + 1.470% spread) (5)
No Opt. Call BBB+   19,452,281
105 Temecula Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 16-01, Series 2017, 5.500%, 9/01/27,
144A
No Opt. Call N/R   108,772
1,310 Three Rivers Levee Improvement Authority, California, Special Tax
Revenue Bonds, Community Facilities District 2006-1, Refunding
Series 2021A, 4.000%, 9/01/46
9/28 at 103.00 N/R   1,142,569

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 1,120 Tracy, California, Special Tax Bonds, Community Facilities District 2016-1
Tracy Hills,  Improvement Area 1, Series 2019, 5.000%, 9/01/49
9/25 at 103.00 N/R   $ 1,133,306
Tracy, California, Special Tax Bonds, Community Facilities
District 2016-2,  Improvement Area 2, Series 2021:
375 4.000%, 9/01/36 9/28 at 103.00 N/R 360,154
550 4.000%, 9/01/41 9/28 at 103.00 N/R 502,375
800 4.000%, 9/01/46 9/28 at 103.00 N/R 705,920
Tustin, California,Special Tax Bonds, Community Facilities
District 14-1 Tustin Legacy/Standard Pacific, Refunding
Series 2015A:
250 5.000%, 9/01/26 9/25 at 100.00 N/R 259,722
225 5.000%, 9/01/28 9/25 at 100.00 N/R 233,109
Vernon, California, Electric System Revenue Bonds, Series
2021A:
1,500 5.000%, 4/01/26 No Opt. Call Baa1 1,561,215
2,000 5.000%, 10/01/26 No Opt. Call Baa1 2,092,480
1,750 5.000%, 4/01/27 No Opt. Call BBB+ 1,841,420
2,700 5.000%, 10/01/27 No Opt. Call Baa1 2,854,710
1,310 5.000%, 4/01/28 No Opt. Call Baa1 1,392,098
320 Vernon, California, Electric System Revenue Bonds, Series 2022A,
5.000%, 8/01/23
No Opt. Call Baa1   321,933
175 West Patterson Financing Authority, California, Special Tax Bonds,
Community Facilities District 2015-1 Arambel-KDN, Refunding Series
2015, 5.000%, 9/01/25
No Opt. Call N/R   179,921
5,585 West Sacramento Financing Authority, California, Special Tax Revenue
Bonds, Series 2014, 5.000%, 9/01/25
3/23 at 101.50 N/R   5,685,809
William S. Hart Union High School District, Los Angeles
County, California, Special Tax Bonds, Community
Facilities District 2015-1, Series 2017:
400 5.000%, 9/01/28 9/26 at 100.00 N/R 419,788
350 5.000%, 9/01/30 9/26 at 100.00 N/R 365,445
507,669 Total California 401,700,646
Colorado - 6.6%
2,365 Aerotropolis Regional Transportation Authority, Colorado, Special
Revenue Bonds, Series 2019, 5.000%, 12/01/51
12/24 at 102.00 N/R   2,002,185
6,330 Aerotropolis Regional Transportation Authority, Colorado, Special
Revenue Bonds, Series 2021, 4.250%, 12/01/41
12/26 at 103.00 N/R   5,012,474
490 Alpine Mountain Ranch Metropolitan District, Routt County, Colorado,
Special Assessment Revenue Bonds, Special Improvement District 2,
Series 2021, 4.000%, 12/01/40
9/26 at 103.00 N/R   370,816
2,655 Arista Metropolitan District, Broomfield County, Colorado, General
Obligation Limited Tax Bonds, Refunding & Improvement Convertible
to Unlimited Tax Series 2018A, 4.375%, 12/01/28
12/23 at 103.00 N/R   2,508,497
410 Arkansas River Power Authority, Colorado, Power Revenue Bonds, Series
2006, 5.875%, 10/01/26 - SYNCORA GTY Insured, (ETM)
No Opt. Call BBB  (6) 434,727
2,605 Aurora Highlands Community Authority Board, Adams County,
Colorado, Special Tax Revenue Bonds, Refunding & Improvement
Series 2021A, 5.750%, 12/01/51
12/28 at 103.00 N/R   2,288,909
Aviation Station North Metropolitan District 2, Denver
County, Colorado, Limited Tax General Obligation Bonds,
Refunding & Improvement Series 2019A:
1,033 4.000%, 12/01/29 9/24 at 103.00 N/R 958,944
2,850 5.000%, 12/01/48 9/24 at 103.00 N/R 2,472,489

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 500 Base Village Metropolitan District 2, Colorado, General Obligation
Bonds, Refunding Series 2016A, 5.750%, 12/01/46
1/23 at 102.00 N/R   $ 499,770
500 Baseline Metropolitan District 1, In the City and County of Broomfield,
Colorado, Special Revenue Bonds, Series 2021A, 5.000%, 12/01/51
12/24 at 103.00 N/R   419,145
Berthoud-Heritage Metropolitan District 10, Larimer
County, Colorado, Limited Tax General Obligation Bonds,
Senior Series 2022A:
525 4.250%, 12/01/31 12/26 at 103.00 N/R 463,286
1,565 4.500%, 12/01/41 12/26 at 103.00 N/R 1,250,247
1,500 Bradley Heights Metropolitan District 2, Colorado Springs, El Paso
County, Colorado, General Obligation Limited Tax Bonds, Series
2021A-3, 4.750%, 12/01/51
9/26 at 103.00 N/R   1,101,570
434 Brighton Crossing Metropolitan District 4, Colorado, General Obligation
Bonds, Limited Tax Convertible to Unlimited Tax, Series 2017A,
4.000%, 12/01/27
1/23 at 103.00 N/R   416,479
825 Broadway Park North Metropolitan District 2, Denver, Colorado, Limited
Tax General Obligation Bonds, Refunding & Improvement Series
2020, 5.000%, 12/01/40, 144A
12/25 at 103.00 N/R   772,959
Broadway Station Metropolitan District 2, Denver City
and County, Colorado, General Obligation Limited Tax
Bonds, Convertible to Unlimited Series 2019A:
4,387 5.000%, 12/01/35 6/24 at 103.00 N/R 4,150,233
13,625 5.125%, 12/01/48 6/24 at 103.00 N/R 12,301,604
Broadway Station Metropolitan District 3, Denver City
and County, Colorado, General Obligation Limited Tax
Bonds, Convertible to Unlimited Series 2019A:
6,157 5.000%, 12/01/39 6/24 at 103.00 N/R 5,262,634
17,050 5.000%, 12/01/49 6/24 at 103.00 N/R 13,690,127
2,100 Canyons Metropolitan District 5, Douglas County, Colorado, Limited
Tax General Obligation and Special Revenue Bonds, Refunding &
Improvement Series 2017A, 6.000%, 12/01/37
1/23 at 103.00 N/R   2,017,953
340 Cathedral Pines Metropolitan District, El Paso County, Colorado, General
Obligation Bonds, Refunding Series 2016, 4.000%, 12/01/26
No Opt. Call Ba1   339,191
11,135 Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Bonds, Refunding & Improvement Series 2017, 5.000%, 12/01/29,
144A
1/23 at 103.00 N/R   10,947,598
1,055 Clear Creek Transit Metropolitan District 2, Adams County, Colorado,
Revenue Supported Limited Tax General Obligation Bonds, Series
2021A, 4.000%, 12/01/31
12/26 at 103.00 N/R   931,090
275 Colorado Educational and Cultural Facilities Authority, Charter School
Refunding Revenue Bonds, Pinnacle Charter School, Inc. K-8 Facility
Project, Series 2013, 5.000%, 6/01/23
No Opt. Call A+   276,557
1,795 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds World Compass Academy Project, Series 2017,
4.625%, 10/01/27
No Opt. Call N/R   1,709,917
250 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Aspen Ridge School Project, Series 2015A, 4.125%,
7/01/26, 144A
7/25 at 100.00 BB   244,475
Colorado Educational and Cultural Facilities Authority,
Charter School Revenue Bonds, Belle Creek Charter
School, Series 2022A:
845 5.000%, 3/15/32, 144A No Opt. Call Ba2 820,081
1,935 5.125%, 3/15/42, 144A 3/32 at 100.00 Ba2 1,808,122

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 325 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Belle Creek Charter School, Taxable Series 2022B,
5.250%, 3/15/26, 144A
No Opt. Call Ba2   $ 317,619
500 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Liberty Common Charter School, Series 2014A,
5.000%, 1/15/29
1/24 at 100.00 A+   507,690
Colorado Educational and Cultural Facilities Authority,
Charter School Revenue Bonds, Skyview Academy
Project, Series 2014:
150 4.125%, 7/01/24, 144A No Opt. Call BB 148,983
500 5.125%, 7/01/34, 144A 7/24 at 100.00 BB 499,350
600 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Union Colony School Project, Series 2018, 5.000%,
4/01/38
4/28 at 100.00 Aa3   619,224
Colorado Educational and Cultural Facilities Authority,
Revenue Bonds, Rocky Mountain Classical Academy
Project, Refunding Series 2019:
2,005 5.000%, 10/01/29, 144A 10/27 at 100.00 Ba1 2,048,027
2,270 5.000%, 10/01/39, 144A 10/27 at 100.00 Ba1 2,151,393
3,520 5.000%, 10/01/49, 144A 10/27 at 100.00 Ba1 3,161,347
220 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
American Baptist Homes of the Midwest Obligated Group, Series
2013, 6.375%, 8/01/24
No Opt. Call N/R   219,936
575 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
American Baptist Homes Project, Series 2016, 5.000%, 2/01/27, 144A
2/26 at 100.00 N/R   546,290
Colorado Health Facilities Authority, Colorado,
Revenue Bonds, Frasier Meadows Project, Refunding &
Improvement Series 2017A:
400 5.000%, 5/15/27 No Opt. Call BB+ 398,736
250 5.250%, 5/15/28 5/27 at 100.00 BB+ 250,657
2,275 5.250%, 5/15/30 5/27 at 100.00 BB+ 2,263,875
550 5.250%, 5/15/32 5/27 at 100.00 BB+ 542,768
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, Frasier Project, Refunding Bonds Series 2023A.
Forward Delivery:
1,375 4.000%, 5/15/41 , (WI/DD, Settling 2/15/23) 5/28 at 103.00 BBB- 1,084,023
900 4.000%, 5/15/48 , (WI/DD, Settling 2/15/23) 5/28 at 103.00 BBB- 654,372
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, Sunny Vista Living Center Project, Refunding &
Improvement Series 2015A:
475 5.000%, 12/01/25, 144A No Opt. Call N/R 429,695
750 5.500%, 12/01/30, 144A 12/25 at 100.00 N/R 603,690
500 Colorado International Center Metropolitan District 14, Denver,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2018, 5.625%, 12/01/32
12/23 at 103.00 N/R   487,525
496 Colorado International Center Metropolitan District 3, Aurora, Colorado,
General Obligation Limited Tax Bonds, Refunding & Improvement
Series 2016, 4.625%, 12/01/31
1/23 at 102.00 N/R   462,049
494 Crystal Crossing Metropolitan District, Colorado, General Obligation
Limited Tax Bonds, Refunding Series 2016, 4.500%, 12/01/26
12/25 at 100.00 N/R   485,296
5,000 Denver City and County, Colorado, Special Facilities Airport Revenue
Bonds, United Airlines, Inc. Project, Refunding Series 2017, 5.000%,
10/01/32, (AMT)
10/23 at 100.00 B   4,927,650

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 1,354 Denver Gateway Center Metropolitan District, In the City and County
of Denver, Colorado, General Obligation Limited Tax Bonds, Series
2018A, 5.500%, 12/01/38
12/23 at 103.00 N/R   $ 1,313,448
2,500 Denver Health and Hospital Authority, Colorado, Healthcare Revenue
Bonds, Refunding Series 2017A, 4.000%, 12/01/36, 144A
12/27 at 100.00 BBB   2,213,250
2,500 Denver Health and Hospitals Authority, Colorado, Healthcare Revenue
Bonds, Series 2017A, 4.000%, 12/01/35, 144A
12/27 at 100.00 BBB   2,246,000
485 Denver Urban Renewal Authority, Colorado, Tax Increment Revenue
Bonds, 9th and Colorado Urban Redevelopement Area, Series 2018A,
5.250%, 12/01/39, 144A
12/23 at 103.00 N/R   486,702
1,640 Denver Urban Renewal Authority, Colorado, Tax Increment Revenue
Bonds, 9th and Colorado Urban Redevelopment Area, Series 2018A,
5.250%, 12/01/39, 144A
12/23 at 103.00 N/R   1,647,954
DIATC Metropolitan District, Commerce City, Adams
County, Colorado, General Obligation Limited Tax Bonds,
Refunding & Improvement Series 2019:
590 3.250%, 12/01/29, 144A 9/24 at 103.00 N/R 517,395
740 5.000%, 12/01/39, 144A 9/24 at 103.00 N/R 672,993
500 Elbert and Highway 86 Commercial Metropolitan District, Elbert County,
Colorado, Special Revenue and Tax Supported Bonds, Refunding &
Improvement Senior Series 2021A, 3.750%, 12/01/29, 144A
6/26 at 103.00 N/R   444,885
20,950 Falcon Area Water and Wastewater Authority (El Paso County, Colorado),
Tap Fee Revenue Bonds, Series 2022A, 6.750%, 12/01/34, 144A
9/27 at 103.00 N/R   20,648,949
305 Fiddler's Business Improvement District, Colorado, Limited Tax General
Obligation Bonds, Greenwood Village Project, Series 2022, 5.000%,
12/01/32
12/27 at 103.00 N/R   305,686
Foothills Metropolitan District, Fort Collins, Colorado,
Special Revenue Bonds, Series 2014:
2,511 5.250%, 12/01/24 No Opt. Call N/R 2,487,874
1,500 5.750%, 12/01/30 12/24 at 100.00 N/R 1,455,465
2,300 6.000%, 12/01/38 12/24 at 100.00 N/R 2,105,926
Fourth North Business Improvement District, Silverthorne,
Summit County, Colorado, Special Revenue and Tax
Supported Bonds, Refunding & Improvement Senior
Series 2022A:
7,900 5.250%, 12/01/32 12/30 at 102.00 N/R 7,726,674
4,020 5.500%, 12/01/42 12/30 at 102.00 N/R 3,878,416
2,000 Future Legends Sports Park Metropolitan District 2, Colorado, Limited
Tax General Obligation Bonds, Series 2020A, 5.500%, 6/01/50, 144A
6/25 at 103.00 N/R   1,665,180
Grand Junction Dos Rios General Improvement District,
Grand Junction, Mesa County, Colorado, Special
Revenue Bonds, Series 2021:
3,035 4.000%, 12/01/31 12/26 at 103.00 N/R 2,628,310
500 4.500%, 12/01/41 12/26 at 103.00 N/R 396,640
1,170 Green Valley Ranch East Metropolitan District 6, Adams County,
Colorado, Limited Tax General Obligation Bonds, Series 2020A-3,
5.250%, 12/01/32
9/25 at 103.00 N/R   1,126,207
1,395 Heritage Todd Creek Metropolitan District, Colorado, General
Obligation Bonds Limited Tax, Refunding & Improvement Series 2015,
6.000%, 12/01/28
12/24 at 100.00 N/R   1,400,998
Highlands Metropolitan District 1, Broomfield City  and
County, colorado, Limited Tax General Obligation Bonds,
Convertible to Unlimited Tax Series 2021:
1,300 4.000%, 12/01/31 3/26 at 103.00 N/R 1,145,274
550 5.000%, 12/01/41 3/26 at 103.00 N/R 488,559

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 5,070 Hillside at Castle Rock Metropolitan District, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Series 2022A, 6.250%,
12/01/47
9/27 at 103.00 N/R   $ 4,963,175
1,079 Hillside at Castle Rock Metropolitan District, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2022B,
9.000%, 12/15/47
9/27 at 103.00 N/R   1,067,239
500 Lakes at Centerra Metropolitan District 2, Loveland, Colorado, Limited
Tax General Obligation Bonds, Refunding & Improvement Series
2018A, 4.625%, 12/01/27
12/23 at 103.00 N/R   483,460
1,115 Lambertson Farms Metropolitan District 1, Colorado, Revenue Bonds,
Refunding & Improvement Series 2015, 5.000%, 12/15/25
12/23 at 100.00 N/R   1,001,136
1,375 Lanterns Metropolitan District 1, Castle Rock, Douglas County,
Colorado, Limited Tax General Obligation Bonds, Series 2019A,
5.000%, 12/01/39
9/24 at 103.00 N/R   1,291,221
2,500 Lanterns Metropolitan District 2, Castle Rock, Douglas County,
Colorado, Limited Tax General Obligation Bonds, Series 2021A-3,
4.500%, 12/01/50
9/26 at 103.00 N/R   1,764,950
Ledge Rock Center Commercial Metropolitan District (In
the Town of Johnstown, Weld County, Colorado), Limited
Tax General Obligation Bonds, Series 2022:
3,885 6.500%, 11/01/32, 144A 11/29 at 103.00 N/R 3,866,430
14,550 7.125%, 11/01/42, 144A 11/29 at 103.00 N/R 14,260,891
1,160 Mayberry Community Authority, Colorado Springs, El Paso County,
Colorado, Special Revenue Bonds, Series 2021A, 5.000%, 12/01/41
6/26 at 103.00 N/R   1,031,333
Meridian Ranch Metropolitan District 2018, Subdistrict, El
Paso County, Colorado, General Obligation Limited Tax
Bonds, Series 2022:
930 6.250%, 12/01/37 12/27 at 103.00 N/R 906,211
1,100 6.500%, 12/01/42 12/27 at 103.00 N/R 1,067,693
700 Mirabelle Metropolitan District 2, Douglas County, Colorado, Limited
Tax General Obligation Bonds, Series 2020A, 5.000%, 12/01/39
3/25 at 103.00 N/R   649,971
1,000 Mountain Brook Metropolitan District, Longmont, Boulder County,
Colorado, Limited Tax General Obligation Bonds, Series 2021,
4.500%, 12/01/41
12/26 at 103.00 N/R   785,880
607 Mountain Shadows Metropolitan District, Colorado, General Obligation
Limited Tax Bonds, Refunding Series 2016, 4.000%, 12/01/26
12/25 at 100.00 N/R   585,664
1,245 North Park Metropolitan District 1, in the City of Broomfiled, Colorado,
Special Revenue Bonds, Series 2018A-1, 5.375%, 12/01/34
12/23 at 103.00 N/R   1,256,927
North Park Metropolitan District 1, in the City of
Broomfiled, Colorado, Special Revenue Bonds, Series
2018A-2:
5,270 5.125%, 12/01/28 12/23 at 103.00 N/R 5,331,448
1,540 5.500%, 12/01/34 12/23 at 103.00 N/R 1,561,499
4,000 North Range Metropolitan District 3, Adams County, Colorado, Limited
Tax General Obligation Bonds, Series 2020A-3, 5.000%, 12/01/40
12/25 at 103.00 N/R   3,487,800
435 One Horse Business Improvement District, Lakewood, Colorado, Sales
Tax Sharing Revenue Bonds, Refunding Series 2004, 6.000%, 6/01/24
1/23 at 100.00 N/R   435,209
Painted Prairie Public Improvement Authority, Aurora,
Colorado, Special Revenue Bonds, Series 2019:
3,190 4.000%, 12/01/29 12/24 at 103.00 N/R 2,969,443
4,500 5.000%, 12/01/39 12/24 at 103.00 N/R 4,227,030
1,500 5.000%, 12/01/49 12/24 at 103.00 N/R 1,322,625

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 1,000 Park Creek Metropolitan District, Colorado, Senior Limited Property
Tax Supported Revenue Bonds, Refunding Series 2015A, 5.000%,
12/01/45 - NPFG Insured
12/25 at 100.00 Baa2   $ 1,022,300
2,900 Peak Metropolitan District 1, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series 2021A,
5.000%, 12/01/51, 144A
3/26 at 103.00 N/R   2,465,464
3,950 Peak Metropolitan District 3, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Convertible Capital
Appreciation Bonds, Series 2022A-2, 7.750%, 12/01/42
12/27 at 81.99 N/R   2,155,673
15,960 Pioneer Community Authority Board (Weld County, Colorado), Special
Revenue Bonds, Series 2022, 6.500%, 12/01/34
6/29 at 103.00 N/R   14,834,501
525 Pronghorn Valley Metropolitan District, Aurora, Colorado, Limited Tax
General Obligatoin Bonds, Convertible to Unlimited Tax Series 2021A,
3.750%, 12/01/41
9/26 at 103.00 N/R   397,793
440 Public Authority for Colorado Energy, Natural Gas Purchase Revenue
Bonds,  Colorado Springs Utilities, Series 2008, 6.250%, 11/15/28
No Opt. Call A-   474,800
18,965 Pueblo Urban Renewal Authority, Colorado, Tax Increment Revenue
Bonds, EVRAZ Project, Series 2021A, 4.750%, 12/01/45, 144A
12/30 at 100.00 N/R   15,267,963
500 Rampart Range Metropolitan District 5, Lone Tree, Douglas County,
Colorado, Limited Tax Supported and Special Revenue Bonds, Series
2021, 4.000%, 12/01/36
10/26 at 102.00 N/R   409,930
Red Sky Ranch Metropolitan District, Eagle County,
Colorado, General Obligation Bonds, Refunding &
Improvement Series 2015:
200 4.250%, 12/01/28 12/24 at 100.00 N/R 191,526
335 4.375%, 12/01/30 12/24 at 100.00 N/R 311,490
4,391 Reunion Metropolitan District, Acting By and Through its Water Activity
Enterprise,  Adams County, Colorado, Special Revenue Bonds, Series
2021, 3.625%, 12/01/44
6/26 at 103.00 N/R   3,148,048
Riverwalk Metropolitan District 2, Glendale, Arapahoe
County, Colorado, Special Revenue Bonds, Series 2022A:
1,900 4.500%, 12/01/32 3/27 at 103.00 N/R 1,686,117
8,310 5.000%, 12/01/42 3/27 at 103.00 N/R 7,334,240
Sagebrush Farm Metropolitan District 1, Aurora, Adams
County, Colorado, General Obligation Limited Tax Bonds,
Series 2022A:
13,640 6.375%, 12/01/42 12/29 at 103.00 N/R 13,585,576
6,000 6.750%, 12/01/52 12/29 at 103.00 N/R 5,803,080
496 Serenity Ridge Metropolitan District No. 2, In the City of Aurora,
Arapahoe County, Colorado, General Obligation Bonds, Limited Tax
Convertible to Unlimited Tax, Refunding and Improvement Bonds
Series 2018A, 4.500%, 12/01/28, (Pre-refunded 12/01/23)
12/23 at 103.00 N/R  (6) 516,941
Siena Lake Metropolitan District, Gypsum, Colorado,
General Obligation Limited Tax Bonds, Series 2021:
790 3.250%, 12/01/31 9/26 at 103.00 N/R 652,895
1,000 3.750%, 12/01/41 9/26 at 103.00 N/R 745,800
2,720 South Maryland Creek Ranch Metropolitan District, Summitt County,
Colorado, Limited Tax General Obligation Bonds, Limited Tax
Convertible to Unlimited Tax Series 2018A, 5.350%, 12/01/33
12/23 at 103.00 N/R   2,674,440
3,435 SouthGlenn Metropolitan District, Colorado, Special Revenue Bonds,
Refunding Series 2016, 5.000%, 12/01/30
1/23 at 102.00 N/R   3,403,467
400 Southlands Metropolitan District 1, Colorado, Limited Tax General
Obligation Bonds, Series 2017A-1, 3.500%, 12/01/27
No Opt. Call Ba1   367,656

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 3,000 St. Vrain Lakes Metropolitan District No. 2, Weld County, Colorado,
Limited Tax General Obligation Bonds, Series 2017A, 5.125%,
12/01/47
1/23 at 103.00 N/R   $ 2,760,540
STC Metropolitan District 2, Superior, Boulder County,
Colorado, Limited Tax General Obligation and Special
Revenue Bonds, Refunding & improvement Series
2019A:
1,250 4.000%, 12/01/29 12/24 at 103.00 N/R 1,159,075
6,000 5.000%, 12/01/38 12/24 at 103.00 N/R 5,609,700
5,095 5.000%, 12/01/49 12/24 at 103.00 N/R 4,574,699
500 Sterling Ranch Community Authority Board, Douglas County, Colorado,
Limited Tax Supported District 2, Refunding & Improvement Senior
Series 2020A, 3.750%, 12/01/40
12/25 at 102.00 N/R   394,165
Sterling Ranch Community Authority Board, Douglas
County, Colorado, Supported Revenue Bonds, Special
District 3, Series  2022A:
2,000 5.800%, 12/01/32 12/27 at 103.00 N/R 2,007,420
8,500 6.500%, 12/01/42 12/27 at 103.00 N/R 8,551,425
Sterling Ranch Metropolitan District 1, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Series
2020:
3,205 5.000%, 12/01/40 12/25 at 103.00 N/R 2,948,087
2,000 5.125%, 12/01/50 12/25 at 103.00 N/R 1,744,780
Sterling Ranch Metropolitan District 2, El Paso County,
Colorado, General Obligation Bonds, Limited Tax
Convertible Capital Appreciation Series 22:
1,345 5.250%, 12/01/32 6/30 at 102.00 N/R 1,307,555
5,050 5.500%, 12/01/42 6/30 at 102.00 N/R 4,758,969
1,005 Talon Pointe Metropolitan District, Adams County, Colorado, Limited Tax
General Obligation Bonds, Convertible to Unlimited Tax Refunding &
Improvement Series 2019A, 5.250%, 12/01/39
12/25 at 103.00 N/R   863,938
825 Third Creek Metropolitan District 1, Commerce City, Colorado, Limited
Tax General Obligation Bonds, Series 2022A-1, 4.500%, 12/01/42,
144A
3/27 at 103.00 N/R   646,404
520 Thompson Crossing Metropolitan District 4, Johnstown, Larimer
County, Colorado, General Obligation Bonds, Limited Tax Convertible
to Unlimited Tax, Refunding & Improvement Series 2019, 3.500%,
12/01/29
9/24 at 103.00 N/R   465,052
1,350 Todd Creek Village Metropolitan District, Colorado, Water Activity
Entrprise Revenue Bonds, Refunding Series 2018A, 5.250%, 12/01/33
12/28 at 100.00 BBB   1,425,154
620 Trails at Crowfoot Metropolitan District 3, Parker, Colorado, Limited Tax
General Obligation Bonds, Series 2019A, 4.375%, 12/01/30
9/24 at 103.00 N/R   571,845
Transport Metropolitan District 3, In the City of Aurora,
Adams County, Colorado, General Obligation Limited
Bonds, Series 2021A-1:
7,750 5.000%, 12/01/41 3/26 at 103.00 N/R 6,753,505
13,170 5.000%, 12/01/51 3/26 at 103.00 N/R 10,269,439
Velocity Metropolitan District 3, In the City of Aurora,
Colorado, Limited Tax General Obligation Bonds, Series
2019:
10,000 5.125%, 12/01/34 12/23 at 103.00 N/R 9,785,900
630 5.375%, 12/01/39 12/23 at 103.00 N/R 614,105
3,500 5.500%, 12/01/48 12/23 at 103.00 N/R 3,315,095

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
Verve Metropolitan District 1, Jefferson County and
the City and County of Broomfield, Colorado, General
Obligation Bonds, Refunding and Improvement Limited
Tax Series 2021:
$ 530 5.000%, 12/01/36 3/26 at 103.00 N/R $ 512,441
2,465 5.000%, 12/01/41 3/26 at 103.00 N/R 2,301,866
12,125 5.000%, 12/01/51 3/26 at 103.00 N/R 10,381,425
460 Village Metropolitan District In the Town of Avon, Eagle County,
Colorado, Special Revenue and Limited Property Tax Bonds,
Refunding & Improvement Series 2020, 4.150%, 12/01/30
12/25 at 103.00 N/R   429,810
1,110 West Globeville Metropolitan District 1, Denver, Colorado, General
Obligation Limited Tax Bonds, Series 2022, 6.250%, 12/01/32
12/29 at 103.00 N/R   1,054,156
1,625 Westerly Metropolitan District 4, Weld County, Colorado, General
Obligation Limited Tax Bonds, Series 2021A-1, 5.000%, 12/01/50
3/26 at 103.00 N/R   1,365,585
Windler Public Improvement Authority, Aurora, Colorado,
Limited Tax Supported Revenue Bonds, Series 2021A-1:
1,065 4.000%, 12/01/31, 144A 9/26 at 103.00 N/R 919,606
8,000 4.000%, 12/01/36, 144A 9/26 at 103.00 N/R 6,374,800
13,365 4.000%, 12/01/41, 144A 9/26 at 103.00 N/R 9,827,953
1,510 Windsor Highlands Metropolitan District 9, Windsor, Larimer County,
Colorado, Limited Tax Supported Revenue Bonds, Series 2019,
5.000%, 12/01/39
9/24 at 103.00 N/R   1,413,768
434,089 Total Colorado 392,160,256
Connecticut - 0.6%
12,160 Connecticut Development Authority, Airport Facilities Revenue Bonds,
Learjet Inc., Series 2004, 7.950%, 4/01/26, (AMT)
1/23 at 100.00 B3   12,158,176
Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Mary Wade Home Issue, Series 2019A-1:
1,450 5.000%, 10/01/39, 144A 10/24 at 104.00 BB 1,274,303
13,000 5.000%, 10/01/54, 144A 10/24 at 104.00 BB 10,348,910
500 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
McLean Affiliates, Series 2020A, 5.000%, 1/01/30, 144A
1/26 at 102.00 BB+   502,020
10,000 Connecticut State, General Obligation Bonds, Securities Industry &
Financial Markets Association Index Series 2015C, 4.980%, 6/15/24
(SIFMA reference rate + 1.250% spread), (UB) (4),(5)
No Opt. Call AA-   10,149,800
Steel Point Infrastructure Improvement District,
Connecticut, Special Obligation Revenue Bonds,
Steelpointe Harbor Project, Series 2021:
600 4.000%, 4/01/31 4/30 at 100.00 N/R 556,764
910 4.000%, 4/01/36 4/30 at 100.00 N/R 792,082
1,160 4.000%, 4/01/41 4/30 at 100.00 N/R 945,099
39,780 Total Connecticut 36,727,154
Delaware - 0.2%
Delaware Economic Development Authority, Delaware,
Revenue Bonds, ASPIRA of Delaware Charter Operations
Inc. DBA Las Americas ASPIRA Academy Project, Series
2022A:
180 4.000%, 6/01/52 6/32 at 100.00 BB 133,711
185 4.000%, 6/01/57 6/32 at 100.00 BB 133,048
12,000 Delaware Economic Development Authority, Exempt Facility Revenue
Bonds, NRG Energy Project, Refunding Series 2020A, 1.250%,
10/01/45, (Mandatory Put 10/01/25)
10/25 at 100.00 BBB-   11,130,720

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Delaware (continued)
Delaware Economic Development Authority, Revenue
Bonds, ASPIRA of Delaware Charter Operations, Inc.
Project, Series 2016A:
$ 800 3.250%, 6/01/26 No Opt. Call BB $ 753,720
1,000 5.000%, 6/01/36 6/26 at 100.00 BB 990,320
945 Delaware Economic Development Authority, Revenue Bonds, Odyssey
Charter School Inc. Project, Series 2015A, 6.250%, 9/01/25, 144A
3/25 at 100.00 N/R   970,487
15,110 Total Delaware 14,112,006
District of Columbia - 0.1%
District of Columbia, Washington, D.C., Revenue Bonds,
Ingleside at Rock Creek Project, Series 2017A:
550 4.125%, 7/01/27 7/24 at 103.00 N/R 522,775
270 5.000%, 7/01/32 7/24 at 103.00 N/R 254,777
District of Columbia, Washington, D.C., Revenue Bonds,
Inspired Teaching Demonstration Public Charter School
Issue, Series 2022:
910 5.000%, 7/01/32 No Opt. Call BBB 960,187
1,500 5.000%, 7/01/42 7/32 at 100.00 BBB 1,519,125
195 District of Columbia, Washington, D.C., Revenue Bonds, KIPP DC Issue,
Series 2013A, 5.000%, 7/01/23, (ETM)
No Opt. Call N/R  (6) 196,704
455 District of Columbia, Washington, D.C., Revenue Bonds, The Methodist
Home of the District of Columbia, Series 1999, 4.500%, 1/01/25
No Opt. Call N/R   444,685
3,880 Total District of Columbia 3,898,253
Florida - 17.1%
190 A.H. at Turnpike South Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, Phase 1 Project, Series
2015, 5.500%, 11/01/25
No Opt. Call N/R   192,622
Abbott Square Community Development District,
Zephyrhills, Florida, Special Assessment Revenue Bonds,
2022 Project Series 2022:
200 4.500%, 6/15/27 No Opt. Call N/R 198,090
200 5.000%, 6/15/32 No Opt. Call N/R 197,952
28,635 Alachua County Health Facilities Authority, Florida, Health Facilties
Revenue Bonds, Shands Healthcare Project, Series 2007A, 4.060%,
12/01/37 (3-Month LIBOR*0.67% reference rate + 0.870% spread) (5)
1/23 at 100.00 A3   26,954,985
Amelia Walk Community Development District, Florida,
Special Assessment Bonds, Area 3-A Series 2018A:
255 4.000%, 11/01/24 No Opt. Call N/R 252,776
735 4.750%, 11/01/29 11/28 at 100.00 N/R 735,603
Amelia Walk Community Development District, Florida,
Special Assessment Bonds, Area 3-B Series 2018A:
285 4.375%, 11/01/24, 144A No Opt. Call N/R 284,379
845 4.750%, 11/01/29, 144A No Opt. Call N/R 846,250
430 Amelia Walk Community Development District, Florida, Special
Assessment Bonds, Area A-2 Series 2016, 5.500%, 11/01/30
11/26 at 100.00 N/R   434,924
620 Arborwood Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Subordinate Lien Series
2018A-2, 4.625%, 5/01/28
No Opt. Call N/R   616,671
430 Armstrong Community Development District, Clay County, Florida,
Special Assessment Revenue Bonds, Series 2017A, 4.500%, 11/01/28,
144A
11/27 at 100.00 N/R   426,323
135 Avalon Groves Community Development District, Florida, Special
Assessment Bonds, Area 1 Project, Series 2017, 5.000%, 5/01/28
No Opt. Call N/R   135,815

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 390 Avalon Groves Community Development District, Florida, Special
Assessment Bonds, Area 2 Project, Series 2017A-1, 5.375%, 5/01/28
No Opt. Call N/R   $ 395,515
Avalon Groves Community Development District, Florida,
Special Assessment Bonds, Area 3 Project, Series 2021:
120 2.375%, 5/01/26 No Opt. Call N/R 110,867
250 3.000%, 5/01/32 No Opt. Call N/R 211,662
740 3.375%, 5/01/41 5/32 at 100.00 N/R 560,543
205 Avalon Groves Community Development District, Florida, Special
Assessment Bonds, Phase 1 & 2 Sub-Assessment Area 1 Project, Series
2019, 3.700%, 11/01/29
No Opt. Call N/R   192,909
Avalon Park West Community Development District,
Pasco County, Florida, Special Assessment Revenue
Bonds, 2022 Project Area, Refunding Series 2022:
200 4.700%, 5/01/32, 144A No Opt. Call N/R 197,104
515 5.500%, 5/01/42, 144A 5/32 at 100.00 N/R 515,958
11,640 Ave Maria Stewardship Community District, Florida, Bond Anticipation
Notes, Phase 4 Master Improvements Project, Series 2021, 3.500%,
5/01/26, 144A
5/23 at 100.00 N/R   11,113,290
Ave Maria Stewardship Community District, Florida,
Capital Improvement Revenue Bonds, Ave Maria National
Project, Series 2021:
950 2.600%, 5/01/26 No Opt. Call N/R 885,847
1,355 3.200%, 5/01/31 No Opt. Call N/R 1,191,099
1,000 3.750%, 5/01/41 5/31 at 100.00 N/R 783,700
510 Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Maple Ridge Phase 3 Project, Series
2018, 4.900%, 5/01/29
No Opt. Call N/R   513,193
Ave Maria Stewardship Community District, Florida,
Capital Improvement Revenue Bonds, Maple Ridge
Phase 4 Project, Series 2020:
710 3.800%, 5/01/32, 144A 5/30 at 100.00 N/R 647,967
165 4.300%, 5/01/42, 144A 5/30 at 100.00 N/R 141,549
Ave Maria Stewardship Community District, Florida,
Capital Improvement Revenue Bonds, Maple Ridge
Phase 5 Project, Series 2022:
500 3.000%, 5/01/27, 144A No Opt. Call N/R 464,535
915 3.300%, 5/01/32, 144A No Opt. Call N/R 797,166
2,445 4.000%, 5/01/42, 144A 5/32 at 100.00 N/R 2,011,502
985 Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Phase 3 Master Improvements Project,
Series 2021, 2.750%, 5/01/31, 144A
No Opt. Call N/R   834,935
Ave Maria Stewardship Community District, Florida,
Capital Improvement Revenue Bonds, Refunding Series
2022A:
5,080 3.250%, 5/01/32 No Opt. Call N/R 4,407,103
8,500 4.000%, 5/01/42 5/32 at 100.00 N/R 6,992,185
365 Aventura Isles Community Development District, Miami-Dade County,
Florida, Special Assessment Bonds, Series 2013, 5.250%, 11/01/24
No Opt. Call N/R   369,844
Aviary at Rutland Ranch Community Development
District, Manatee County, Florida, Special Assessment
Bonds, Area 2 Project, Series 2021:
80 2.450%, 11/01/26 No Opt. Call N/R 73,372
175 3.100%, 11/01/31 No Opt. Call N/R 150,824
500 3.400%, 11/01/41 11/31 at 100.00 N/R 379,270

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 260 Babcock Ranch Community Independent Special District, Charlotte
County, Florida, Special Assessment Bonds, 2018 Project Series 2018,
4.500%, 11/01/28, 144A
No Opt. Call N/R   $ 257,993
Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds,
2021 Project Series 2021:
500 2.375%, 5/01/26, 144A No Opt. Call N/R 462,675
1,000 2.875%, 5/01/31, 144A No Opt. Call N/R 845,060
Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds,
2022 Project Series 2022:
2,390 4.250%, 5/01/32 No Opt. Call N/R 2,275,615
4,355 5.000%, 5/01/42 5/32 at 100.00 N/R 4,112,905
Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds,
Assessment Area 2B, Series 2018:
65 4.000%, 11/01/24, 144A No Opt. Call N/R 64,483
200 4.500%, 11/01/29, 144A No Opt. Call N/R 198,044
Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds,
Assessment Area 3A, Series 2018:
400 4.000%, 11/01/24, 144A No Opt. Call N/R 396,544
1,165 4.500%, 11/01/29, 144A No Opt. Call N/R 1,151,603
515 Babcock Ranch Community Independent Special District, Charlotte
County, Florida, Special Assessment Bonds, Assessment Area 3A,
Series 2020, 3.000%, 5/01/30
No Opt. Call N/R   448,302
Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds,
Assessment Area 4, Series 2018:
55 4.000%, 11/01/24, 144A No Opt. Call N/R 54,535
170 4.500%, 11/01/29, 144A No Opt. Call N/R 168,045
Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds,
Series 2015:
645 4.750%, 11/01/26 11/25 at 100.00 N/R 648,586
1,125 5.000%, 11/01/31 11/25 at 100.00 N/R 1,130,996
485 Ballentrae Hillsborough Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Series 2014, 5.000%,
11/01/28
11/25 at 100.00 N/R   487,386
Balm Grove Community Development District, Florida,
Special Assessment Bonds, 2022 Project, Series 2022:
1,150 3.250%, 11/01/27 No Opt. Call N/R 1,069,983
1,295 3.625%, 11/01/32 No Opt. Call N/R 1,132,257
2,675 4.000%, 11/01/42 11/32 at 100.00 N/R 2,167,954
445 Bannon Lakes Community Development District, Saint Johns County,
Florida, Special Assessment Revenue Bonds, Series 2016, 4.500%,
11/01/25
No Opt. Call N/R   444,795
Bannon Lakes Community Development District, Saint
Johns County, Florida, Special Assessment Revenue
Bonds, Series 2021:
200 3.000%, 5/01/31, 144A No Opt. Call N/R 171,070
700 3.500%, 5/01/41, 144A 5/31 at 100.00 N/R 530,866
405 Banyan Cay Community Development District, West Palm Beach,
Florida, Special Assessment Bonds, 2020-1, 2.750%, 11/01/25
No Opt. Call N/R   381,814

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 225 Bay County, Florida, Educational Facilities Revenue Refunding Bonds,
Bay Haven Charter Academy, Inc. Project, Series 2016, 3.625%,
9/01/26
9/23 at 100.00 BBB   $ 223,324
Bay Laurel Center Community Development District,
Marion County, Florida, Special Assessment Bonds,
Refunding Indigo Series 2016:
45 3.500%, 5/01/23 No Opt. Call N/R 44,841
45 3.750%, 5/01/24 No Opt. Call N/R 44,435
30 3.750%, 5/01/25 No Opt. Call N/R 29,335
Beaumont Communit Development District 1, City of
Wildwood, Florida, Special Assessment Bonds, Series
2019 A-1:
205 4.250%, 11/01/24, 144A No Opt. Call N/R 203,852
600 4.750%, 11/01/29, 144A No Opt. Call N/R 596,508
410 Bellagio Community Development District, Hialeah, Florida, Special
Assessment Bonds, Series 2013, 6.000%, 11/01/27
No Opt. Call BBB   436,781
490 Bellagio Community Development District, Hialeah, Florida, Special
Assessment Bonds, Series 2016, 3.750%, 11/01/31
11/26 at 100.00 BBB   464,496
Bellalago Educational Facilities Benefit District, Florida,
Capital Improvement Bonds, Refunding Series 2014:
1,125 3.875%, 5/01/24 No Opt. Call A2 1,134,236
1,165 4.000%, 5/01/25 5/24 at 100.00 A2 1,175,718
1,220 4.125%, 5/01/26 5/24 at 100.00 A2 1,232,542
1,070 4.250%, 5/01/27 5/24 at 100.00 A2 1,080,925
545 Belmont Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2016A, 4.750%, 11/01/27
No Opt. Call N/R   546,313
Belmont II Community Development District,
Hillsborough County, Florida, Special Assessment
Revenue Bonds, 2020 Aessessment Area, Series 2020:
175 2.500%, 12/15/25 No Opt. Call N/R 163,846
200 3.125%, 12/15/30 No Opt. Call N/R 174,444
Berry Bay Community Development District,
Hillsborough County, Florida, Special Assessment
Revenue Bonds, Assessment Area 1, Series 2021:
405 2.625%, 5/01/26 No Opt. Call N/R 376,658
645 3.125%, 5/01/31 No Opt. Call N/R 557,099
1,955 3.625%, 5/01/41 5/31 at 100.00 N/R 1,501,010
Black Creek Community Development District, Miami-
Dade County, Florida, Special Assessment Bonds, Project
2020 Series 2022:
250 4.800%, 6/15/27 No Opt. Call N/R 248,708
250 5.125%, 6/15/32 No Opt. Call N/R 247,777
1,010 Blue Lake Community Development District, Lee County, Florida,
Special Assessment Bonds, 2019 Project Series 2019, 4.000%, 6/15/32
6/29 at 100.00 N/R   942,239
Boggy Branch Community Development District,
Jacksonville, Florida, Special Assessment Revenue
Bonds, Phase 1 Series 2021:
455 3.000%, 5/01/31 No Opt. Call N/R 389,184
1,170 3.500%, 5/01/41 5/31 at 100.00 N/R 881,782
1,100 Botaniko Community Development District, Weston, Florida, Special
Assessment Bonds, Series 2020, 3.625%, 5/01/40
5/30 at 100.00 N/R   863,071

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Bridgewater North Community Development District,
Saint Johns County, Florida, Capital Improvement
Revenue Bonds, Series 2022:
$ 400 3.125%, 5/01/27, 144A No Opt. Call N/R $ 372,964
500 3.500%, 5/01/32, 144A No Opt. Call N/R 437,965
1,200 4.000%, 5/01/42, 144A 5/32 at 100.00 N/R 987,336
Brightwater Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 1
Project, Series 2021:
425 2.375%, 5/01/26 No Opt. Call N/R 393,376
405 2.850%, 5/01/31 No Opt. Call N/R 344,039
1,050 3.150%, 5/01/41 5/31 at 100.00 N/R 759,476
Brookstone Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds,
Assessment Area Two Series 2022:
325 4.375%, 5/01/27, 144A No Opt. Call N/R 320,089
350 4.750%, 5/01/32, 144A No Opt. Call N/R 342,269
630 Brookstone Community Development District, Manatee County, Florida,
Special Assessment Revenue Bonds, Series 2018, 4.625%, 11/01/28,
144A
No Opt. Call N/R   623,530
Buckhead Trails Community Development District,
Manatee County Florida, Special Assessment Bonds,
2022 Project Series 2022:
500 4.750%, 5/01/27, 144A No Opt. Call N/R 491,915
420 5.250%, 5/01/32, 144A No Opt. Call N/R 409,991
1,000 5.625%, 5/01/42, 144A 5/37 at 100.00 N/R 961,900
250 Bullfrog Creek Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, Series 2017, 4.750%, 11/01/28
11/27 at 100.00 N/R   250,513
5,000 Canaveral Port Authority, Florida, Port Improvement Revenue Refunding
Bonds, Series 2018B, 5.000%, 6/01/48
6/28 at 100.00 A3   5,173,850
1,230 Cape Coral Health Facilities Authority, Florida, Senior Housing Revenue
Bonds, Gulf Care Inc. Project, Series 2015, 4.750%, 7/01/24, 144A
No Opt. Call N/R   1,213,678
Capital Projects Finance Authority, Florida, Student
Housing Revenue Bonds, Capital Projects Loan Program,
Refunding Series 2020A-1:
1,500 5.000%, 10/01/33 10/30 at 100.00 Baa3 1,502,745
3,750 5.000%, 10/01/34 10/30 at 100.00 Baa3 3,739,575
Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, Franklin Academy Projects, Series 2020:
370 4.000%, 12/15/23, 144A No Opt. Call N/R 369,005
380 4.000%, 12/15/24, 144A No Opt. Call N/R 377,112
300 4.000%, 12/15/25, 144A No Opt. Call N/R 295,977
355 5.000%, 12/15/26, 144A 7/26 at 100.00 N/R 359,803
330 5.000%, 12/15/27, 144A 7/26 at 100.00 N/R 333,178
350 5.000%, 12/15/28, 144A 7/26 at 100.00 N/R 352,240
365 5.000%, 12/15/29, 144A 7/26 at 100.00 N/R 366,281
510 5.000%, 12/15/30, 144A 7/26 at 100.00 N/R 510,479
Capital Trust Agency, Florida, Educational Facilities
Revenue Bonds, AcadeMir Charter Schools, Series
2021A:
220 3.000%, 7/01/31, 144A No Opt. Call Ba2 186,162
165 4.000%, 7/01/41, 144A 7/31 at 100.00 Ba2 132,063

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Capital Trust Agency, Florida, Educational Facilities
Revenue Bonds, AcadeMir Charter Schools, Series
2021A-2:
$ 500 2.500%, 7/01/31, 144A No Opt. Call Ba2 $ 406,155
750 4.000%, 7/01/41, 144A 7/31 at 100.00 Ba2 600,285
Capital Trust Agency, Florida, Educational Facilities
Revenue Bonds, Imagine School at Land O'Lakes Project,
Series 2020A:
375 3.000%, 12/15/29, 144A No Opt. Call Ba1 339,447
645 5.000%, 12/15/39, 144A 12/30 at 100.00 Ba1 606,332
235 Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
Imagine School at North Manatee, Series 2021A, 3.250%, 6/01/31,
144A
No Opt. Call N/R   198,356
235 Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
Imagine School at North Manatee, Series 2021C, 5.000%, 6/01/41,
144A
6/31 at 100.00 N/R   209,733
3,245 Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
Legends Academy, Series 2021A, 5.000%, 12/01/45, 144A
12/28 at 100.00 N/R   2,604,989
Capital Trust Agency, Florida, Revenue Bonds, Babcock
Neighborhood School Inc, Series 2018:
900 5.900%, 8/15/28, 144A No Opt. Call N/R 910,377
515 6.100%, 8/15/38, 144A 8/28 at 100.00 N/R 517,137
6,685 Capital Trust Agency, Florida, Revenue Bonds, Educational Growth
Fund, LLC, Charter School Portfolio Projects, Series 2021A-1, 5.000%,
7/01/56, 144A
7/31 at 100.00 N/R   5,828,117
1,615 Capital Trust Agency, Florida, Revenue Bonds, Odyssey Charter School
Project, Series 2017A, 4.750%, 7/01/27, 144A
No Opt. Call Ba1   1,618,036
Capital Trust Agency, Florida, Revenue Bonds, Provision
CARES Proton Therapy Center, Orlando Project, Series
2018:
5,064 0.000%, 6/01/28, 144A (7) No Opt. Call N/R 1,063,440
10,556 0.000%, 6/01/33, 144A (7) 6/28 at 100.00 N/R 2,216,704
1,450 7.500%, 6/01/48, 144A (7) 6/28 at 100.00 N/R 304,492
1,210 Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter
School Project, Series 2017A, 4.375%, 6/15/27, 144A
No Opt. Call N/R   1,176,386
1,710 Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter
School Project, Series 2019A, 4.000%, 6/15/29, 144A
6/26 at 100.00 N/R   1,586,333
535 Capital Trust Agency, Florida, Revenue Bonds, Viera Charter School
Project, Series 2017A, 4.000%, 10/15/29, 144A
10/27 at 100.00 Ba2   509,250
450 Capital Trust Agency, Florida, Revenue Bonds, Viera Charter School
Project, Series 2019A, 4.000%, 10/15/29, 144A
10/27 at 100.00 Ba2   428,342
Capital Trust Agency, Florida, Senior Living Facilities
Revenue Bonds, Elim Senior Housing, Inc. Project, Series
2017:
1,420 5.000%, 8/01/27, 144A 8/24 at 103.00 N/R 1,263,331
490 5.375%, 8/01/32, 144A 8/24 at 103.00 N/R 395,989
670 Carlton Lakes Community Developement District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Series 2015, 5.125%,
11/01/29
11/26 at 100.00 N/R   677,725
Celebration Community Development District, Florida,
Special Assessment Bonds, Assessment Area 1, Series
2021:
130 2.250%, 5/01/26 No Opt. Call N/R 119,613
240 2.750%, 5/01/31 No Opt. Call N/R 201,288

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Celebration Pointe Community Development District 1,
Alachua County, Florida, Special Assessment Revenue
Bonds, Series 2014:
$ 360 4.750%, 5/01/24 No Opt. Call N/R $ 361,948
2,940 5.000%, 5/01/34 5/24 at 100.00 N/R 2,941,264
2,630 5.125%, 5/01/45 5/24 at 100.00 N/R 2,463,126
Celebration Pointe Community Development District 1,
Alachua County, Florida, Special Assessment Revenue
Bonds, Series 2017:
1,330 5.000%, 5/01/32 5/27 at 100.00 N/R 1,328,923
3,810 5.000%, 5/01/48 5/27 at 100.00 N/R 3,445,078
Celebration Pointe Community Development District 1,
Alachua County, Florida, Special Assessment Revenue
Bonds, Series 2021:
450 2.375%, 5/01/26 No Opt. Call N/R 415,899
1,100 3.000%, 5/01/31 No Opt. Call N/R 940,093
3,105 3.375%, 5/01/41 5/31 at 100.00 N/R 2,288,540
Centre Lake Community Development District, Miami
Lakes, Florida, Special Assessment Bonds, Series 2016:
320 4.125%, 12/15/27 12/26 at 100.00 N/R 313,597
500 4.500%, 12/15/32 12/26 at 100.00 N/R 483,025
Centre Lake Community Development District, Miami
Lakes, Florida, Special Assessment Bonds, Series 2021:
230 2.750%, 5/01/26, 144A No Opt. Call N/R 214,643
250 2.750%, 5/01/29, 144A No Opt. Call N/R 219,145
255 3.000%, 5/01/42, 144A 5/31 at 100.00 N/R 176,605
Chaparral of Palm Bay Community Development
District, Florida, Capital Improvement Revenue Bonds,
Assessment Area 1 Project, Series 2020A-1:
270 3.000%, 5/01/25 No Opt. Call N/R 259,605
625 3.250%, 5/01/31 5/30 at 100.00 N/R 545,056
Chapel Creek Community Development District, Florida,
Special Assessment Revenue Bonds, Series 2021 Project,
Series 2021:
175 2.500%, 5/01/26, 144A No Opt. Call N/R 162,344
900 3.375%, 5/01/41, 144A 5/31 at 100.00 N/R 674,028
Charlotte County Industrial Development Authority,
Florida, Utility System Revenue Bonds, Town & Country
Utilities Project, Series 2019:
1,945 5.000%, 10/01/29, (AMT), 144A 10/27 at 100.00 N/R 1,955,289
2,500 5.000%, 10/01/34, (AMT), 144A 10/27 at 100.00 N/R 2,484,775
300 Coco Palms Community Development District, Miami-Dade County,
Florida, Special Assessment Bonds, Expansion Area Project, Series
2019, 4.000%, 6/15/29, 144A
No Opt. Call N/R   288,414
Collier County Educational Facilities Authority, Florida,
Revenue Bonds, Ave Maria University, Refunding Series
2013A:
835 4.500%, 6/01/23 No Opt. Call BBB- 835,685
2,790 5.250%, 6/01/28 6/23 at 100.00 BBB- 2,795,161
1,000 5.625%, 6/01/33 6/23 at 100.00 BBB- 1,002,520
12,090 6.125%, 6/01/43 6/23 at 100.00 BBB- 12,118,774
4,710 Collier County Industrial Development Authority, Florida, Continuing
Care Community Revenue Bonds, Arlington of Naples Project, Series
2014A, 0.000%, 5/15/24, 144A (7)
No Opt. Call N/R   2,731,800

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 585 Collier County Industrial Development Authority, Florida, Educational
Facilities Revenue Bonds, Gulf Coast Charter Academy South Project,
Series 2017A, 4.100%, 12/01/27, 144A
No Opt. Call N/R   $ 561,325
275 Concord Station Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Refunding Subordinate
Lien Series 2016A-2, 4.125%, 5/01/26
No Opt. Call N/R   271,332
100 Connerton West Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Subordinate Lien Series
2018A-2 Phase 2, 4.625%, 5/01/28
No Opt. Call N/R   99,272
Copper Creek Community Development District, Port
Saint Lucie, Florida, Special Assessment Bonds, Series
2019:
90 3.875%, 11/01/24, 144A No Opt. Call N/R 88,620
270 4.000%, 11/01/29, 144A No Opt. Call N/R 259,211
Coral Keys Homes Community Development District,
Miami-Dade County, Florida, Special Assessment
Revenue Bonds, Series 2020:
155 2.750%, 5/01/25 No Opt. Call N/R 147,609
165 3.125%, 5/01/30 No Opt. Call N/R 145,281
1,000 Cordoba Ranch Community Development District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Refunding Series 2021,
3.000%, 5/01/37
5/31 at 100.00 N/R   756,630
1,320 Corkscrew Farms Community Development District, Lee County, Florida,
Special Assessment Bonds, Area 1 Project, Series 2016, 4.250%,
11/01/27
No Opt. Call N/R   1,290,643
Corkscrew Farms Community Development District,
Lee County, Florida, Special Assessment Bonds, Area 2
Project, Series 2017:
170 3.750%, 11/01/23, 144A No Opt. Call N/R 168,749
705 4.500%, 11/01/28, 144A No Opt. Call N/R 692,564
Creek Preserve Community Development District,
Hillsborough County, Florida, Special Assessment
Revenue Bonds, Series 2019:
315 3.875%, 11/01/24, 144A No Opt. Call N/R 310,171
1,200 4.250%, 11/01/30, 144A 11/29 at 100.00 N/R 1,155,048
445 Creekside at Twin Creeks Community Development District, Florida,
Special Assessment Bonds, Area 1 Project, Series 2016A-1, 4.625%,
11/01/27
No Opt. Call N/R   445,347
Creekview Community Development District, Clay
County, Florida, Special Assessment Revenue Bonds,
Phase 1 Project Series 2022:
735 3.875%, 5/01/27 No Opt. Call N/R 706,327
1,000 4.250%, 5/01/32 No Opt. Call N/R 936,220
2,455 4.625%, 5/01/42 5/32 at 100.00 N/R 2,176,014
Cross Creek North Community Development District,
Clay County, Florida, Special Assessment Bonds, Series
2018:
275 4.375%, 11/01/24, 144A No Opt. Call N/R 274,414
795 4.750%, 11/01/29, 144A No Opt. Call N/R 796,376
Cross Creek North Community Development District,
Clay County, Florida, Special Assessment Bonds, Series
2022:
500 3.400%, 5/01/27 No Opt. Call N/R 473,315
1,000 3.750%, 5/01/32 No Opt. Call N/R 898,080

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 800 Crossings at Fleming Island Community Development District, Florida,
Special Assessment Revenue Bonds, Refunding Senior Lien Series
2014A-1, 4.000%, 5/01/24
No Opt. Call BBB   $ 794,624
Crystal Cay Community Development District, Florida,
Special Assessment Bonds, 2021 Project, Series 2021:
180 2.250%, 5/01/26 No Opt. Call N/R 165,618
325 2.700%, 5/01/31 No Opt. Call N/R 270,783
855 3.050%, 5/01/41 5/31 at 100.00 N/R 604,793
1,930 Currents Community Development District, Collier County, Florida,
Capital Improvement Revenue Bonds, Series 2020B, 4.250%, 5/01/41,
144A
No Opt. Call N/R   1,655,573
Currents Community Development District, Collier
County, Florida, Capital Improvement Revenue Bpnds,
Series 2020A:
680 3.000%, 5/01/25, 144A No Opt. Call N/R 653,820
1,290 3.500%, 5/01/30, 144A No Opt. Call N/R 1,165,244
360 4.000%, 5/01/40, 144A 5/31 at 100.00 N/R 302,307
Cypress Park Estates Community Development District,
Florida, Special Assessment Revenue Bonds, Assessment
Area 1 Project, Series 2020:
235 2.625%, 5/01/25, 144A No Opt. Call N/R 224,293
295 3.250%, 5/01/30, 144A No Opt. Call N/R 262,916
560 Cypress Park Estates Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area 2 Project, Series 2020,
4.000%, 5/01/40, 144A
5/32 at 100.00 N/R   470,299
Cypress Preserve Community Development District,
Pasco County, Florida, Special Assessment Bonds,
Assessment Area 2, Series 2019:
955 3.750%, 11/01/31 11/29 at 100.00 N/R 858,211
1,670 4.000%, 11/01/39 11/29 at 100.00 N/R 1,409,229
Downden West Community Development District,
Florida, Revenue Bonds Series 2018:
100 4.350%, 5/01/23, 144A No Opt. Call N/R 99,962
720 4.850%, 5/01/29, 144A No Opt. Call N/R 723,348
2,500 Downtown Doral Community Development District, Florida, Special
Assessment Bonds, Assessment Area 1, Series 2018A, 5.000%,
5/01/38, 144A
5/28 at 100.00 N/R   2,459,275
2,535 Durbin Crossing Community Development District, Florida, Special
Assessment Bonds, Senior Refunding Series 2017A-1, 5.000%,
5/01/32 - AGM Insured
5/27 at 100.00 AA   2,771,211
DW Bayview Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds,
2022 Assessment Area Series 2022:
175 4.300%, 5/01/27 No Opt. Call N/R 170,807
175 4.500%, 5/01/32 No Opt. Call N/R 167,097
615 5.125%, 5/01/42 5/32 at 100.00 N/R 581,833
Eagle Pointe Community Development District, Manatee
County, Florida, Special Assessment Bonds, 2020 Project
Assessment Area Series 2020:
230 3.000%, 5/01/25, 144A No Opt. Call N/R 221,145
575 3.625%, 5/01/31, 144A 5/30 at 100.00 N/R 515,896
East 547 Community Development District, Florida,
Special Assessment Bonds, Area 1 Series 2021:
130 2.500%, 5/01/26 No Opt. Call N/R 120,598
245 3.000%, 5/01/31 No Opt. Call N/R 209,561
650 3.300%, 5/01/41 5/31 at 100.00 N/R 478,205

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 345 East Bonita Beach Road Community Development District, Bonita
Springs, Florida, Special Assessment Bonds, Area 1 Series 2018,
4.375%, 11/01/29, 144A
11/28 at 100.00 N/R   $ 338,800
East Homestead Community Development District,
Florida, Special Assessment Revenue Bonds, Series 2019:
110 3.750%, 11/01/24 No Opt. Call N/R 108,076
280 4.125%, 11/01/29 No Opt. Call N/R 270,755
East Nassau Stewardship District, Florida, Special
Assessment Revenue Bonds, Series 2018:
175 4.250%, 5/01/24 No Opt. Call N/R 174,433
520 4.600%, 5/01/29 No Opt. Call N/R 517,993
East Nassau Stewardship District, Florida, Special
Assessment Revenue Bonds, Series 2021:
390 2.400%, 5/01/26 No Opt. Call N/R 360,613
500 3.000%, 5/01/31 No Opt. Call N/R 427,675
1,270 3.500%, 5/01/41 5/31 at 100.00 N/R 963,143
Eden Hills Community Development District, Lake Alfred,
Florida, Special Assessment Revenue Bonds, Phase 1
Series 2020:
85 2.750%, 5/01/25 No Opt. Call N/R 80,960
110 3.250%, 5/01/30 No Opt. Call N/R 97,699
Edgewater East Community Development District,
Osceola County, Florida, Special Assessment Revenue
Bonds, Assessment Area 1 Series 2021:
425 2.500%, 5/01/26 No Opt. Call N/R 395,106
800 3.100%, 5/01/31 No Opt. Call N/R 692,656
2,000 3.600%, 5/01/41 5/31 at 100.00 N/R 1,560,580
Entrada Community Development District, Florida,
Capital Improvement Revenue Bonds, Series 2021:
270 2.125%, 5/01/26, 144A No Opt. Call N/R 246,869
370 2.625%, 5/01/31, 144A No Opt. Call N/R 304,873
Epperson North Community Development District,
Florida, Capital Improvement Revenue Bonds,
Assessment Area 1, Series 2018A-1:
240 4.500%, 11/01/23, 144A No Opt. Call N/R 240,089
1,690 5.000%, 11/01/29, 144A No Opt. Call N/R 1,698,264
Epperson North Community Development District,
Florida, Capital Improvement Revenue Bonds,
Assessment Area 2, Series 2021:
400 3.000%, 5/01/31 No Opt. Call N/R 342,608
790 3.500%, 5/01/41 5/31 at 100.00 N/R 593,590
Epperson North Community Development District,
Florida, Capital Improvement Revenue Bonds,
Assessment Area 3, Series 2021A:
320 2.450%, 11/01/26, 144A No Opt. Call N/R 293,065
660 3.100%, 11/01/31, 144A No Opt. Call N/R 563,053
1,720 3.400%, 11/01/41, 144A 11/31 at 100.00 N/R 1,266,797
495 Epperson Ranch Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2017A-1, 5.000%, 11/01/28
11/27 at 100.00 N/R   494,738
Epperson Ranch II Community Development District,
Florida, Capital Improvement Revenue Bonds, Series
2018A-1:
215 4.250%, 5/01/24, 144A No Opt. Call N/R 213,985
70 5.500%, 11/01/29, 144A No Opt. Call N/R 70,124
280 5.000%, 5/01/30, 144A 5/29 at 100.00 N/R 278,723

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 1,000 Esplanade Lake Club Community Development District, Lee County,
Florida, Capital Improvement Bonds, Series 2019A-1, 3.625%,
11/01/30
11/29 at 100.00 N/R   $ 904,460
270 Esplanade Lake Club Community Development District, Lee County,
Florida, Capital Improvement Bonds, Series 2019A-2, 3.625%,
11/01/30
11/29 at 100.00 N/R   244,204
560 Estancia at Wiregrass Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Series 2013, 6.375%,
11/01/26
No Opt. Call N/R   577,506
Evergreen Community Development District, Florida,
Special Assessment Bonds, Series 2019:
145 4.125%, 11/01/24, 144A No Opt. Call N/R 143,862
500 4.250%, 11/01/29, 144A No Opt. Call N/R 486,750
350 Finley Woods Community Development District, Florida, Capital
Improvement Bonds, Series 2020, 4.000%, 5/01/40
5/30 at 100.00 N/R   293,937
300 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Classical Preparatory Incorporated Project, Series
2017A, 5.000%, 6/15/27, 144A
6/26 at 100.00 N/R   295,302
245 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Classical Preparatory Incorporated Project, Series
2018A, 5.000%, 6/15/28, 144A
6/26 at 100.00 N/R   239,742
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Cornerstone Charter Schools
Project, Series 2022:
930 5.000%, 10/01/32, 144A 10/29 at 100.00 BB+ 932,567
2,105 5.000%, 10/01/42, 144A 10/29 at 100.00 BB+ 1,933,863
1,630 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Creative Inspiration Journey School of St. Cloud,
Series 2021A, 5.000%, 6/15/31, 144A
6/29 at 102.00 N/R   1,605,583
700 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Downtown Doral Charter Elementary School Project,
Series 2014A, 5.750%, 7/01/24
No Opt. Call N/R   703,990
770 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Downtown Doral Charter Elementary School Project,
Series 2017A, 5.000%, 7/01/27, 144A
No Opt. Call N/R   754,254
4,040 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Downtown Doral Charter Upper School Project,
Series 2017C, 5.150%, 7/01/27, 144A
No Opt. Call N/R   4,052,403
600 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Dreamers Academy Project, Taxable Series 2022B,
5.250%, 1/15/28, 144A
No Opt. Call N/R   546,834
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Global Outreach Charter
Academy, Series 2021A:
625 4.000%, 6/30/36, 144A 6/28 at 100.00 Ba2 515,075
765 4.000%, 6/30/41, 144A 6/28 at 100.00 Ba2 585,523
930 4.000%, 6/30/46, 144A 6/28 at 100.00 Ba2 670,456
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Innovation Montessori Ocoee
Projects, Taxable Series 2022A:
1,370 5.000%, 7/01/32, 144A No Opt. Call Ba2 1,283,238
3,135 5.375%, 7/01/42, 144A 7/32 at 100.00 Ba2 2,799,147

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Miami Arts Charter School
Projects, Series 2014:
$ 430 5.000%, 6/15/24, 144A No Opt. Call N/R $ 419,710
3,750 5.625%, 6/15/29, 144A 6/24 at 100.00 N/R 3,447,600
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School
Income Projects, Series 2015A:
1,160 5.000%, 6/15/25, 144A No Opt. Call N/R 1,157,587
4,900 6.125%, 6/15/46, 144A 6/25 at 100.00 N/R 4,903,626
500 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Renaissance Charter School, Inc. Projects, Series
2013A, 8.500%, 6/15/44, (Pre-refunded 6/15/23)
6/23 at 100.00 N/R  (6) 511,295
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School,
Inc. Projects, Series 2014A:
1,750 5.750%, 6/15/29, 144A 6/24 at 100.00 N/R 1,777,808
1,510 6.000%, 6/15/34, 144A 6/24 at 100.00 N/R 1,535,836
470 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Renaissance Charter School, Inc. Projects, Series
2020C, 4.000%, 9/15/30, 144A
9/27 at 100.00 N/R   430,642
1,340 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, The Florida Charter Educational Foundation Inc.
Projects, Series 2016A, 5.125%, 6/15/26, 144A
No Opt. Call N/R   1,347,424
Florida Development Finance Corporation, Educational
Facilities Revenue Refunding Bonds, Central Charter
School, Series 2022:
455 5.000%, 8/15/32, 144A No Opt. Call N/R 430,999
700 5.250%, 8/15/37, 144A 8/32 at 100.00 N/R 642,306
128,485 Florida Development Finance Corporation, Florida, Surface
Transportation Facility Revenue Bonds, Brightline Passenger Rail
Project, Green Series 2019B, 7.375%, 1/01/49, (AMT), 144A
1/24 at 107.00 N/R   112,424,375
Florida Development Finance Corporation, Florida,
Surface Transportation Facility Revenue Bonds, Virgin
Trains USA Passenger Rail Project, Series 2019A:
30,720 6.250%, 1/01/49, (AMT), (Mandatory Put 1/01/24), 144A 1/23 at 101.00 N/R 29,533,287
59,095 6.375%, 1/01/49, (AMT), (Mandatory Put 1/01/26), 144A 1/23 at 102.00 N/R 54,009,875
65,305 6.500%, 1/01/49, (AMT), (Mandatory Put 1/01/29), 144A 1/23 at 102.00 N/R 58,367,650
101,500 Florida Development Finance Corporation, Revenue Bonds, Brightline
Passenger Rail Expansion Project, Series 2022A, 7.250%, 7/01/57,
(AMT), (Mandatory Put 10/03/23), 144A
1/23 at 102.00 N/R   101,217,830
500 Florida Development Finance Corporation, Revenue Bonds, IPS Florida
LLC-Idea Florida, Inc. Jacksonville IV, Series 2022, 5.250%, 6/15/29,
144A
6/27 at 100.00 N/R   484,580
Florida Development Finance Corporation, Senior Living
Revenue Bonds, Glenridge on Palmer Ranch Project,
Refunding Series 2021:
275 5.000%, 6/01/31 6/28 at 103.00 N/R 256,000
225 5.000%, 6/01/35 6/28 at 103.00 N/R 201,492
675 Florida Housing Finance Corporation, Homeowner Mortgage Revenue
Bonds, Series 2015-1, 3.750%, 7/01/35
1/25 at 100.00 Aaa   664,997
605 Flow Way Community Development District, Collier County, Florida,
Special Assessment Bonds, Phase 5 Project, Series 2016, 4.350%,
11/01/27
11/26 at 100.00 N/R   598,914

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 635 Flow Way Community Development District, Collier County, Florida,
Special Assessment Bonds, Series 2013, 6.000%, 11/01/27
11/24 at 100.00 N/R   $ 648,405
245 Flow Way Community Development District, Collier County, Florida,
Special Assessment Bonds, Series 2015, 4.250%, 11/01/25
No Opt. Call N/R   243,185
525 Forest Brooke Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, Series 2017, 4.500%, 12/15/27
No Opt. Call N/R   522,596
120 Gateway Services Community Development District, Fort Myers Lee
County, Florida, Special Assessment Bonds, Refunding Series 2013,
5.250%, 5/01/23
No Opt. Call N/R   120,472
70 Glen St Johns Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2006, 5.250%, 5/01/38
1/23 at 100.00 N/R   70,011
Gracewater Sarasota Community Development District,
Sarasota County, Florida, Capital Improvement Revenue
Bonds, Series 2021:
470 2.400%, 5/01/26, 144A No Opt. Call N/R 434,586
665 2.950%, 5/01/31, 144A No Opt. Call N/R 565,183
685 Grand Bay at Doral Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, South Parcel Assessment
Area Project, Series 2016, 4.250%, 5/01/26
No Opt. Call N/R   678,917
865 Grand Bay at Doral Community Development District, Miami-Dade
County, Florida, Special Assessment Improvement Bonds, Assessment
Area Two Phase 1 Project, Series 2014A-1, 5.250%, 5/01/28
5/24 at 100.00 N/R   871,315
1,125 Grand Bay at Doral Community Development District, Miami-Dade
County, Florida, Special Assessment Improvement Bonds, Assessment
Area Two Project, Refunding Series 2014A-2, 5.875%, 5/01/28
5/24 at 100.00 N/R   1,140,975
Grand Oaks Community Development District, Saint
Johns County, Florida, Special Assessment Bonds,
Assessment Area 3, Series 2021:
165 2.625%, 11/01/26, 144A No Opt. Call N/R 151,838
220 3.200%, 11/01/31, 144A No Opt. Call N/R 189,226
560 3.500%, 11/01/41, 144A 11/31 at 100.00 N/R 419,922
Grand Oaks Community Development District, Saint
Johns County, Florida, Special Assessment Bonds, Series
2019A:
190 3.750%, 11/01/24 No Opt. Call N/R 186,677
545 4.125%, 11/01/29 No Opt. Call N/R 526,622
610 Grove Resort Community Development District, Orange County, Florida,
Special Assessment Revenue Bonds, Series 2017A, 5.000%, 11/01/28
No Opt. Call N/R   615,429
110 Gulfstream Polo Community Development District, Palm Beach County,
Florida, Special Assessment Bonds, Phase 1 Project, Series 2017,
4.000%, 11/01/27
No Opt. Call N/R   107,943
270 Hacienda Lakes Community Development District, Collier County,
Florida, Special Assessment Bonds, Series 2016, 4.500%, 5/01/36
5/26 at 100.00 N/R   252,169
Hammock Reserve Community Development District,
Haines City, Florida, Special Assessment Revenue Bonds,
Area 2 Project, Series 2021:
160 2.375%, 5/01/26 No Opt. Call N/R 147,822
205 3.000%, 5/01/31 No Opt. Call N/R 175,347
515 3.375%, 5/01/41 5/31 at 100.00 N/R 385,694
Hammock Reserve Community Development District,
Haines City, Florida, Special Assessment Revenue Bonds,
Area 3 Project, Series 2022:
540 4.200%, 5/01/27, 144A No Opt. Call N/R 523,147
535 4.400%, 5/01/32, 144A No Opt. Call N/R 507,447
1,500 4.700%, 5/01/42, 144A 5/32 at 100.00 N/R 1,353,210

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 2,180 Harmony Community Development District, Florida, Capital
Improvement Revenue Bonds, Special Assessment, Refunding Series
2014, 5.000%, 5/01/25
5/24 at 100.00 N/R   $ 2,187,608
Harmony West Community Development District,
Osceloa County, Florida, Special Asssessment Revenue
Bonds, Assessment Area 1, Series 2018:
145 4.125%, 5/01/24, 144A No Opt. Call N/R 144,456
425 4.750%, 5/01/29, 144A No Opt. Call N/R 425,319
485 Hawkstone Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area 1, Series 2019, 3.500%,
11/01/30
11/29 at 100.00 N/R   436,393
150 Hawkstone Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area 2, Series 2019, 3.625%,
11/01/30
11/29 at 100.00 N/R   136,165
1,740 Heights Community Development District, Florida, Tax Increment &
Special Assessment Revenue Bonds, Series 2017, 4.000%, 1/01/28
1/27 at 100.00 N/R   1,695,212
655 Heights Community Development District, Florida, Tax Increment &
Special Assessment Revenue Bonds, Series 2018, 4.500%, 1/01/28
No Opt. Call N/R   651,895
110 Hemingway Point Community Development District, Florida, Special
Assessment Bonds, Phase 2 Project, Series 2014, 4.625%, 11/01/24
No Opt. Call N/R   110,139
695 Heritage Harbour North Community Development District, Florida,
Capital Improvement Revenue Bond, Refunding Series 2017A-1,
5.000%, 5/01/27 - AGM Insured
No Opt. Call AA   748,084
Hidden Creek Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area
3, Series 2019A-1:
155 4.125%, 11/01/24, 144A No Opt. Call N/R 154,158
450 4.500%, 11/01/29, 144A No Opt. Call N/R 445,284
Hidden Creek North Community Development District,
Florida, Special Assessment Bonds, 2019 Project, Series
2019A-1:
245 3.500%, 11/01/24 No Opt. Call N/R 240,448
845 4.000%, 11/01/30 11/29 at 100.00 N/R 800,705
Highland Meadows II Community Development District,
Davenport, Polk County, Florida, Special Assessment
Revenue Bonds, Assessment Area 7/7A Project, Series
2019:
245 3.875%, 11/01/31 11/29 at 100.00 N/R 222,315
40 4.200%, 11/01/39 11/29 at 100.00 N/R 34,830
Highland Meadows West Community Development
District, Haines City, Florida, Special Assessment Bonds,
Area 2 Project, Series 2020A:
210 3.250%, 5/01/31 5/30 at 100.00 N/R 183,139
420 3.625%, 5/01/40 5/30 at 100.00 N/R 329,536
150 Highland Meadows West Community Development District, Haines
City, Florida, Special Assessment Bonds, Area 3 Project, Series 2020A,
3.625%, 5/01/40
5/30 at 100.00 N/R   117,692
Highland Meadows West Community Development
District, Haines City, Florida, Special Assessment Bonds,
Series 2019:
120 4.000%, 11/01/24, 144A No Opt. Call N/R 119,088
540 4.125%, 11/01/29, 144A No Opt. Call N/R 522,342

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Highlands Community Development District, Hillborough
County, Florida, Special Assessment Bonds, Assessment
Area 4 Project, Series 2018:
$ 80 4.250%, 6/15/24, 144A No Opt. Call N/R $ 79,721
245 4.750%, 6/15/29, 144A No Opt. Call N/R 245,311
225 Hunter's Ridge Community Development District 1, Flagler County,
Florida, Special Assessment Bonds, Assessment Area 1, Series 2019,
4.250%, 11/01/29, 144A
No Opt. Call N/R   219,069
48 Islands at Doral III Community Development District, Doral, Florida,
Special Assessment Bonds, Expanded Area Project, Series 2014,
4.750%, 5/01/25
5/24 at 100.00 N/R   48,107
2,500 Islands at Doral III Community Development District, Doral, Florida,
Special Assessment Bonds, Refunding Series 2013, 4.125%, 5/01/35
5/23 at 100.00 N/R   2,464,300
375 Isles of Bartram Park Community Development District, Saint Johns
County, Florida, Special Assessment Bonds, Series 2015, 4.375%,
11/01/25
No Opt. Call N/R   373,283
270 Isles of Bartram Park Community Development District, Saint Johns
County, Florida, Special Assessment Bonds, Series 2017, 4.000%,
11/01/27
No Opt. Call N/R   263,247
80 K-Bar Ranch Community Development District, Florida, Special
Assessment Revenue Bonds, Parcel Q Project, Series 2014, 4.750%,
11/01/24
No Opt. Call N/R   80,046
Kindred Community Development District II, Osceola
County, Florida, Special Assessment Revenue Bonds,
Series 2021:
165 2.200%, 5/01/26 No Opt. Call N/R 151,566
235 2.700%, 5/01/31 No Opt. Call N/R 195,797
300 Kindred Community Development District, Osceola County, Florida,
Special Assessment Revenue Bonds, Series 2016, 4.000%, 5/01/26
No Opt. Call N/R   295,062
455 Kindred Community Development District, Osceola County, Florida,
Special Assessment Revenue Bonds, Series 2017, 4.000%, 5/01/27
No Opt. Call N/R   445,727
Kingman Gate Community Development District,
Homestead, Florida, Special Assessment Bonds, Project
2021 Series 2021:
160 2.500%, 6/15/26 No Opt. Call N/R 148,034
250 3.125%, 6/15/31 No Opt. Call N/R 215,392
750 3.600%, 6/15/41 6/31 at 100.00 N/R 581,100
725 Lake Ashton Community Development District, Polk County, Florida,
Capital Improvement Revenue Bonds, Series 2015A-1, 5.000%,
5/01/25
No Opt. Call N/R   728,509
3,000 Lake County, Florida Retirement Facility Revenue Bonds, Lakeside at
Waterman Village Project, Series 2020A, 5.500%, 8/15/40
8/27 at 103.00 N/R   2,664,780
Lake County, Florida, Educational Facilities Revenue
Bonds, Imagine South Lake Charter School Project, Series
2019A:
400 5.000%, 1/15/29, 144A No Opt. Call N/R 403,584
550 5.000%, 1/15/39, 144A 7/29 at 100.00 N/R 514,266
Lake Deer Community Development District, Polk County
Florida, Special Assessment Revenue Bonds, Series 2022:
575 4.500%, 5/01/27 No Opt. Call N/R 558,682
670 5.000%, 5/01/32 No Opt. Call N/R 641,987
1,680 5.500%, 5/01/42 5/37 at 100.00 N/R 1,580,846
1,280 Lakes by the Bay South Community Development District, Florida,
Special Assessment Bonds, Refunding Series 2014, 5.125%, 5/01/24
No Opt. Call N/R   1,290,432

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 350 Lakeside Community Development District, Pasco County, Florida,
Capital Improvement Revenue Bonds, Series 2015, 4.750%, 5/01/25
No Opt. Call N/R   $ 350,486
Lakeside Community Development District, Pasco
County, Florida, Capital Improvement Revenue Bonds,
Series 2018:
95 4.000%, 5/01/23 No Opt. Call N/R 94,849
550 4.600%, 5/01/28 No Opt. Call N/R 548,262
Lakeside Preserve Community Development District,
Lakeland, Florida, Special Assessment Bonds, Series
2019:
50 3.875%, 5/01/24 No Opt. Call N/R 49,452
145 4.250%, 5/01/29 No Opt. Call N/R 141,675
Lakewood Park Community Development District,
Florida, Special Assessment Revenue Bonds, Assessment
Area 1, Series 2021:
130 2.625%, 5/01/26 No Opt. Call N/R 120,903
120 3.200%, 5/01/31 No Opt. Call N/R 104,250
325 3.625%, 5/01/41 5/31 at 100.00 N/R 249,528
515 Lakewood Ranch Stewardship District, Florida, Special Assessment
Revenue Bonds, Del Webb Project, Series 2017, 4.300%, 5/01/27,
144A
No Opt. Call N/R   509,181
275 Lakewood Ranch Stewardship District, Florida, Special Assessment
Revenue Bonds, Isles Lakewood Ranch Project, Series 2019, 3.875%,
5/01/29
No Opt. Call N/R   259,790
Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Lakewood Centre North
Project, Series 2015:
245 4.250%, 5/01/25 No Opt. Call N/R 243,660
665 4.875%, 5/01/35 5/25 at 100.00 N/R 650,915
1,055 Lakewood Ranch Stewardship District, Florida, Special Assessment
Revenue Bonds, Lakewood Ranch South Project, Series 2016, 4.250%,
5/01/26
No Opt. Call N/R   1,044,482
535 Lakewood Ranch Stewardship District, Florida, Special Assessment
Revenue Bonds, Northeast Sector Project, Phase 1A, Series 2018,
4.250%, 5/01/28
No Opt. Call N/R   525,113
Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Star Farms at Lakewood
Ranch Project, Series 2021:
185 2.300%, 5/01/26, 144A No Opt. Call N/R 170,881
210 2.700%, 5/01/31, 144A No Opt. Call N/R 174,590
560 Landings at Miami Coummunity Development District, Miami-Dade
County, Florida, Special Assessment Bonds, Series 2018, 4.125%,
11/01/28, 144A
No Opt. Call N/R   544,790
Lee County Industrial Development Authority, Florida,
Charter School Revenue Bonds, Lee County Community
Charter Schools, Series 2007A:
3,295 5.250%, 6/15/27 1/23 at 100.00 BB 3,295,395
5,000 5.375%, 6/15/37 1/23 at 100.00 BB 4,942,950
3,450 Lee County Industrial Development Authority, Florida, Healthcare
Facilities Revenue Bonds, Cypress Cove at HealthPark Florida, Inc.
Project Temps-50,Series 2022B-2, 3.250%, 10/01/26
10/23 at 100.00 BB+   3,303,996
1,710 Lee County Industrial Development Authority, Florida, Healthcare
Facilities Revenue Bonds, Cypress Cove at HealthPark Florida, Inc.
Project Temps-80,Series 2022B-1, 3.750%, 10/01/27
10/23 at 100.00 BB+   1,621,336

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Lee County Industrial Development Authority, Florida,
Healthcare Facilities Revenue Bonds, Preserve Project,
Series 2017A:
$ 325 5.000%, 12/01/27, 144A 1/23 at 105.00 N/R $ 291,012
210 5.375%, 12/01/32, 144A 1/23 at 105.00 N/R 172,876
Leomas Landing Community Development District,
Florida, Capital Improvement Revenue Bonds,
Assessment Area 1, Series 2021:
115 2.400%, 5/01/26 No Opt. Call N/R 106,335
165 2.950%, 5/01/31 No Opt. Call N/R 140,233
415 3.350%, 5/01/41 5/31 at 100.00 N/R 304,967
LTC Rance Residential Community Development District,
Port Saint Lucie, Florida, Special Assessment Bonds,
Assessment Area 1 Project, Series 2021A:
400 2.500%, 5/01/26 No Opt. Call N/R 371,072
700 3.125%, 5/01/31 No Opt. Call N/R 604,604
2,000 3.450%, 5/01/41 5/31 at 100.00 N/R 1,514,900
4,445 LTC Rance Residential Community Development District, Port Saint
Lucie, Florida, Special Assessment Bonds, Assessment Area 1 Project,
Series 2021B, 3.250%, 5/01/31
1/23 at 100.00 N/R   3,876,440
Lucerne Park Community Development District, Florida,
Special Assessment Revenue Bonds, Series 2019:
125 3.800%, 5/01/24 No Opt. Call N/R 123,510
415 4.000%, 5/01/29 No Opt. Call N/R 399,952
Magic Place Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds,
Series 2019:
680 3.625%, 5/01/24 No Opt. Call N/R 670,385
2,385 3.875%, 5/01/30 No Opt. Call N/R 2,208,438
395 Majorca Isles Community Development District, Mianmi Gardens,
Florida, Special Assessment Bonds, Series 2015, 5.000%, 5/01/25
No Opt. Call N/R   397,603
900 Mediterranea Community Development District, Riviera Beach, Florida,
Special Assessment Bonds, Area 2 Project, Refunding & Improvement
Series 2017, 4.250%, 5/01/29
5/28 at 100.00 N/R   881,010
655 Miami Dade County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, Miami Community Charter
School Inc Project, Series 2020A, 4.250%, 6/01/30, 144A
6/26 at 103.00 Ba2   592,323
1,640 Miami Dade County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, South Florida Autism Charter
School Project, Series 2017, 5.250%, 7/01/27, 144A
No Opt. Call N/R   1,616,187
Miami Health Facilities Authority, Florida, Health Facilities
Revenue Bonds, Miami Jewish Health System Inc. Project,
Series 2017:
600 5.000%, 7/01/25 No Opt. Call BB+ 582,144
1,000 5.000%, 7/01/28 7/27 at 100.00 BB+ 943,560
1,000 5.000%, 7/01/29 7/27 at 100.00 BB+ 931,640
1,315 5.000%, 7/01/30 7/27 at 100.00 BB+ 1,214,205
1,605 5.000%, 7/01/31 7/27 at 100.00 BB+ 1,469,474
695 5.000%, 7/01/32 7/27 at 100.00 BB+ 629,899
Miami World Center Community Development District,
Miami-Dade County, Florida, Special Assessment Bonds,
Series 2017:
3,145 4.750%, 11/01/27 No Opt. Call N/R 3,165,002
2,500 5.125%, 11/01/39 11/27 at 100.00 N/R 2,459,425

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 12,835 Miami-Dade County Expressway Authority, Florida, Toll System Revenue
Bonds, Series 2005D, 5.170%, 7/01/33 - AMBAC Insured (1-Month
LIBOR reference rate + 1.050% spread), (UB) (4),(5)
1/23 at 100.00 BBB+   $ 12,889,035
12,830 Miami-Dade County Expressway Authority, Florida, Toll System Revenue
Bonds, Series 2005E, 5.170%, 7/01/34 - AMBAC Insured (1-Month
LIBOR reference rate + 1.050% spread), (UB) (4),(5)
1/23 at 100.00 BBB+   12,893,893
7,400 Miami-Dade County Housing Finance Authority, Florida, Multifamily
Housing Revenue Bonds, Edison Tower Apartments, Series 2022A,
6.000%, 11/01/52, 144A
11/36 at 100.00 N/R   7,531,572
13,600 Miami-Dade County Housing Finance Authority, Florida, Multifamily
Housing Revenue Bonds, Edison Tower Apartments, Series 2022B,
5.000%, 11/01/26, 144A
No Opt. Call N/R   13,697,784
260 Miami-Dade County Industrial Development Authority, Florida, Revenue
Bonds, PInecrest Academy Project, Series 2014, 5.000%, 9/15/24
No Opt. Call BBB   262,870
400 Miami-Dade County Industrial Development Authority, Florida, Revenue
Bonds, Youth Co-Op Charter Schools Project, Series 2015A, 5.000%,
9/15/25, 144A
No Opt. Call N/R   398,376
1,000 Miami-Dade County Industrual Development Authority, Florida,
Revenue Bonds, Doral Academy, Seres 2018, 5.000%, 1/15/32
1/28 at 100.00 BBB-   1,024,060
Miami-Dade County, Florida, Water and Sewer System
Revenue Bonds, Series 2021:
850 5.000%, 10/01/34 10/31 at 100.00 A+ 968,702
1,240 5.000%, 10/01/35 10/31 at 100.00 A+ 1,401,820
Middleton Community Development Authority,
Florida,  Series 2022:
500 5.200%, 5/01/27, 144A No Opt. Call N/R 501,830
1,105 5.450%, 5/01/32, 144A 11/30 at 100.00 N/R 1,117,741
2,620 5.850%, 5/01/37, 144A 11/30 at 100.00 N/R 2,650,864
3,570 6.100%, 5/01/42, 144A 11/30 at 100.00 N/R 3,589,456
Midtown Miami Community Development District,
Florida, Special Assessment Revenue Bonds,
Infrastrusture Project, Refunding Series 2014B:
1,695 4.250%, 5/01/24 5/23 at 100.00 N/R 1,684,949
2,620 5.000%, 5/01/29 5/23 at 100.00 N/R 2,619,633
Midtown Miami Community Development District,
Florida, Special Assessment Revenue Bonds, Parking
Garage Project, Refunding Series 2014A:
1,135 4.250%, 5/01/24 5/23 at 100.00 N/R 1,128,269
5,815 5.000%, 5/01/29 5/23 at 100.00 N/R 5,814,244
3,490 5.000%, 5/01/37 5/23 at 100.00 N/R 3,413,046
400 Mirada Community Development District, Florida, Capital Improvement
Bonds,  Assessment Area 2 Series 2018A-2, 5.375%, 11/01/29
No Opt. Call N/R   399,988
3,185 Mirada Community Development District, Florida, Capital Improvement
Bonds,  Assessment Area 4 Series 2021, 3.250%, 5/01/32
No Opt. Call N/R   2,731,583
2,110 Mirada Community Development District, Pasco County, Florida, Bond
Anticipation Note, Assessment Area 3, Series 2019, 4.500%, 5/01/24
1/23 at 100.00 N/R   2,110,000
Mirada II Community Development District, Florida,
Capital Improvement Revenue Bonds, Series 2021:
675 2.500%, 5/01/26 No Opt. Call N/R 626,184
765 3.125%, 5/01/31 No Opt. Call N/R 658,665
2,745 3.500%, 5/01/41 5/31 at 100.00 N/R 2,068,797
1,760 Miromar Lakes Community Development District, Lee County, Florida,
Capital Improvement Revenue Bonds, Refunding Series 2015, 5.000%,
5/01/28
5/25 at 100.00 N/R   1,773,640

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 420 Naples Reserve Community Development District, Collier County,
Florida, Special Assessment Bonds, Series 2014, 4.750%, 11/01/25
11/24 at 100.00 N/R   $ 421,609
535 Naples Reserve Community Development District, Collier County,
Florida, Special Assessment Bonds, Series 2018, 4.625%, 11/01/29,
144A
11/28 at 100.00 N/R   532,239
North AR-1 of Pasco Community Development
District, Florida, Capital Improvement Revenue Bonds,
Assessment Area 1, Series 2021:
210 2.625%, 5/01/26 No Opt. Call N/R 195,304
320 3.125%, 5/01/31 No Opt. Call N/R 276,391
North AR-1 of Pasco Community Development
District, Florida, Capital Improvement Revenue Bonds,
Assessment Area 2, Series 2021A:
305 2.625%, 5/01/26, 144A No Opt. Call N/R 283,656
395 3.250%, 5/01/31, 144A No Opt. Call N/R 344,476
1,000 3.550%, 5/01/41, 144A 5/31 at 100.00 N/R 757,420
North Boulevard Community Development District,
Haines, Polk County, Florida, Special Assessment Bonds,
Series 2019:
65 4.250%, 11/01/24 No Opt. Call N/R 64,675
305 4.750%, 11/01/29 No Opt. Call N/R 303,576
North Park Isle Community Development District, Plant
City, Florida, Special Assessment Revenue Bonds,
Assessment Area 1, Series 2019:
235 3.625%, 5/01/24 No Opt. Call N/R 232,311
810 4.000%, 5/01/30 5/29 at 100.00 N/R 769,233
North Park Isle Community Development District, Plant
City, Florida, Special Assessment Revenue Bonds,
Assessment Area 2, Series 2021:
295 2.450%, 11/01/26 No Opt. Call N/R 270,170
500 3.000%, 11/01/31 No Opt. Call N/R 423,055
1,585 3.375%, 11/01/41 11/31 at 100.00 N/R 1,180,841
North Powerline Road Community Development District,
Polk County, Florida, Special Assessment Revenue Bonds,
Series 2020:
395 2.625%, 5/01/25 No Opt. Call N/R 375,155
490 3.125%, 5/01/30 No Opt. Call N/R 431,499
North Powerline Road Community Development District,
Polk County, Florida, Special Assessment Revenue Bonds,
Series 2022:
280 4.750%, 5/01/27, 144A No Opt. Call N/R 275,259
295 5.250%, 5/01/32, 144A No Opt. Call N/R 286,510
1,850 North Springs Improvement District, Browaard County, Florida, Special
Assessment Bonds, Area C, Series 2017, 4.000%, 5/01/28
No Opt. Call N/R   1,801,956
North Springs Improvement District, Broward County,
Florida, Special Assessment Bonds, Parkland Bay Unit
Area, Series 2018:
1,465 4.250%, 5/01/28, 144A No Opt. Call N/R 1,441,619
3,000 4.875%, 5/01/38, 144A 5/28 at 100.00 N/R 2,861,550
Northern Palm Beach County Improvement District,
Florida, Water Control and Improvement Bonds,
Development Unit 2C, Series 2014:
1,100 4.500%, 8/01/24 No Opt. Call N/R 1,102,629
1,700 5.000%, 8/01/46 8/24 at 100.00 N/R 1,627,325

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 1,400 Northern Palm Beach County Improvement District, Florida, Water
Control and Improvement Bonds, Development Unit 2C, Series 2017,
5.000%, 8/01/32
8/27 at 100.00 N/R   $ 1,412,544
1,545 Northern Palm Beach County Improvement District, Florida, Water
Control and Improvement Bonds, Development Unit 53, Series 2015,
4.650%, 8/01/25
No Opt. Call N/R   1,550,809
Northern Palm Beach County Improvement District,
Florida, Water Control and Improvement Bonds,
Development Unit 53, Series 2018A:
370 4.500%, 8/01/24 No Opt. Call N/R 370,300
1,100 4.875%, 8/01/29 No Opt. Call N/R 1,109,460
Northern Palm Beach County Improvement District,
Florida, Water Control and Improvement Bonds,
Development Unit 53, Series 2021:
930 2.300%, 8/01/26 No Opt. Call N/R 853,145
1,310 2.875%, 8/01/31 No Opt. Call N/R 1,103,727
235 Oaks Shady Creek Community Development District, Florida, Special
Assessment Bonds, Series 2015, 4.250%, 11/01/25
No Opt. Call N/R   233,254
285 Old Hickory Community Development District, Osceola County, Florida,
Special Assessment Bonds, Series 2020, 3.000%, 6/15/30
No Opt. Call N/R   248,235
715 Orchid Grove Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2015, 4.500%, 5/01/25
No Opt. Call N/R   714,821
Osceola Village Center Community Development
District, Florida, Special Assessment Bonds, 2021 Project,
Series 2021:
80 2.375%, 5/01/26, 144A No Opt. Call N/R 73,911
175 2.875%, 5/01/31, 144A No Opt. Call N/R 147,854
370 3.300%, 5/01/41, 144A 5/31 at 100.00 N/R 269,812
775 Palm Beach County Health Facilities Authority, Florida, Revenue Bonds,
Lifespace Community Inc., Series 2015C, 5.000%, 5/15/27
5/25 at 100.00 BBB   763,623
Palm Beach County Health Facilities Authority, Florida,
Revenue Bonds, Toby & Leon Cooperman Sinai
Residences of Boca Raton, Refunding Series 2022:
200 4.000%, 6/01/26 No Opt. Call N/R 192,644
1,250 4.000%, 6/01/31 6/27 at 103.00 N/R 1,132,912
1,000 Palm Beach County, Florida, Revenue Bonds, Provident Group - PBAU
Properties LLC - Palm Beach Atlantic University Housing Project, Series
2019A, 5.000%, 4/01/29, 144A
No Opt. Call Ba1   1,001,320
950 Palm Glades Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2017, 4.000%, 5/01/27
No Opt. Call BBB-   930,743
Park East Community Development District, Florida,
Special Assessment Revenue Bonds, Series 2021:
295 2.400%, 11/01/26, 144A No Opt. Call N/R 269,663
820 2.875%, 11/01/31, 144A No Opt. Call N/R 684,880
1,615 3.150%, 11/01/41, 144A 11/31 at 100.00 N/R 1,167,241
Parker Road Community Development District, Florida,
Capital Improvement Revenue Bonds, Refudning Series
2020:
205 3.100%, 5/01/25 No Opt. Call N/R 197,554
335 3.375%, 5/01/30 No Opt. Call N/R 300,070
Parkland Preserve Community Development District,
Saint Johns County, Florida, Special Assessment Revenue
Bonds, Series 2019A:
120 4.500%, 5/01/24 No Opt. Call N/R 119,970
815 4.750%, 5/01/30 No Opt. Call N/R 808,814

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Parrish Plantation Community Development District,
Manatee County, Florida, Special Assessment Revenue
Bonds, Assessment Area 1, Series 2021:
$ 335 3.125%, 5/01/31 No Opt. Call N/R $ 291,360
1,000 3.500%, 5/01/41 5/31 at 100.00 N/R 774,790
7,795 Pine Island Community Development District, Florida, Special
Assessment Bonds, Bella Collina, Series 2004, 5.750%, 5/01/35
1/23 at 100.00 N/R   7,810,512
Pine Isle Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, Series 2021:
165 2.375%, 12/15/26, 144A No Opt. Call N/R 150,262
230 3.000%, 12/15/31, 144A No Opt. Call N/R 194,118
1,000 3.250%, 12/15/41, 144A 12/31 at 100.00 N/R 729,590
8,165 Pinellas County Health Facilities Authority, Florida, Health Care Facilities
Revenue Bonds, Mease Life, Inc. Project, Refunding Series 2021,
7.000%, 1/01/57, 144A
1/23 at 108.00 N/R   5,868,594
225 Pinellas County Industrial Development Authority, Florida, Industrial
Development Revenue Bonds, Drs. Kiran & Pallavi Patel 2017
Foundation for Global Understanding, Inc., Project, Series 2019,
5.000%, 7/01/39
7/29 at 100.00 N/R   216,106
370 Poinciana West Community Development District, Florida, Special
Assessment Bonds, Refunding Subordinate Series 2016-2, 5.375%,
5/01/30
5/27 at 100.00 N/R   373,985
Pompano Beach, Florida, Revenue Bonds, John Knox
Village of Florida Inc Project, Series 2021A:
1,050 4.000%, 9/01/36 9/27 at 103.00 N/R 904,606
1,215 4.000%, 9/01/41 9/27 at 103.00 N/R 992,874
Preserve at South Branch Community Development
District, Pasco County, Florida, Special Assessment
Revenue Bonds, Phase 3 Series 2021:
200 2.500%, 5/01/26 No Opt. Call N/R 185,536
350 3.000%, 5/01/31 No Opt. Call N/R 299,373
750 3.500%, 5/01/41 5/31 at 100.00 N/R 576,682
285 Randal Park Community Development District, Orlando, Florida, Special
Assessment Revenue Bonds, Series 2015, 4.250%, 11/01/25
No Opt. Call N/R   282,885
2,400 Reunion East Community Development District, Osceola County,
Florida, Special Assessment Bonds, Refunding Series 2015A, 5.000%,
5/01/25
No Opt. Call N/R   2,442,792
Reunion East Community Development District, Osceola
County, Florida, Special Assessment Bonds, Series 2021:
310 2.400%, 5/01/26 No Opt. Call N/R 287,751
70 2.850%, 5/01/31 No Opt. Call N/R 59,186
195 3.150%, 5/01/41 5/31 at 100.00 N/R 143,436
530 Reunion West Community Development District, Florida, Special
Assessment Bonds, Area 2 Phase 1 Project, Refunding & Improvement
Series 2015, 4.250%, 5/01/25
No Opt. Call N/R   526,497
760 Reunion West Community Development District, Florida, Special
Assessment Bonds, Area 3 Project, Series 2016, 4.375%, 11/01/28
11/26 at 100.00 N/R   748,927
1,030 Reunion West Community Development District, Florida, Special
Assessment Bonds, Area 4 Project, Series 2017, 4.250%, 11/01/28,
144A
11/27 at 100.00 N/R   1,008,906

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Reunion West Community Development District, Florida,
Special Assessment Bonds, Refunding Series 2022:
$ 195 3.000%, 5/01/23, 144A No Opt. Call N/R $ 194,004
225 3.000%, 5/01/24, 144A No Opt. Call N/R 220,129
225 3.000%, 5/01/25, 144A No Opt. Call N/R 216,338
285 3.000%, 5/01/26, 144A No Opt. Call N/R 269,550
290 3.000%, 5/01/27, 144A No Opt. Call N/R 269,859
400 3.000%, 5/01/28, 144A No Opt. Call N/R 364,560
425 3.000%, 5/01/29, 144A No Opt. Call N/R 380,825
455 3.000%, 5/01/30, 144A No Opt. Call N/R 397,238
440 3.000%, 5/01/31, 144A No Opt. Call N/R 376,354
1,305 3.000%, 5/01/36, 144A 5/32 at 100.00 N/R 1,006,442
Reunion West Community Development District, Osceola
County, Florida, Special Assessment Bonds, Area 5
Project, Series 2019:
135 3.750%, 5/01/24 No Opt. Call N/R 133,304
500 4.000%, 5/01/30 5/29 at 100.00 N/R 474,905
415 Rhodine Road North Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Series 2019, 4.000%,
5/01/30
5/29 at 100.00 N/R   393,997
Rhodine Road North Community Development District,
Hillsborough County, Florida, Special Assessment Bonds,
Series 2022:
125 2.600%, 5/01/27 No Opt. Call N/R 113,701
195 3.000%, 5/01/32 No Opt. Call N/R 163,673
495 3.300%, 5/01/42 5/32 at 100.00 N/R 360,172
River Glen Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area
2, Series 2021:
405 2.375%, 5/01/26 No Opt. Call N/R 374,175
350 3.000%, 5/01/31 No Opt. Call N/R 299,373
1,000 3.375%, 5/01/41 5/31 at 100.00 N/R 748,920
River Hall Community Development District, Lee County,
Florida, Capital Improvement Revenue Bonds, Refunding
Series 2021A-1:
1,000 3.000%, 5/01/31 No Opt. Call N/R 855,350
1,000 3.000%, 5/01/36 5/31 at 100.00 N/R 771,220
River Hall Community Development District, Lee County,
Florida, Capital Improvement Revenue Bonds, Refunding
Series 2021A-2:
1,000 3.000%, 5/01/31 No Opt. Call N/R 855,350
1,000 3.000%, 5/01/36 5/31 at 100.00 N/R 771,220
470 Riverbend West Community Development District, Hilsborough County,
Florida, Special Assessment Bonds, Series 2019, 4.000%, 11/01/39,
144A
11/29 at 100.00 N/R   398,922
560 Rivers Edge Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Subordinate Lien Series
2018A-2, 4.375%, 5/01/28
No Opt. Call N/R   553,291
Rivers Edge II Community Development District, Florida,
Capital Improvement Revenue Bonds, Series 2021:
250 2.400%, 5/01/26 No Opt. Call N/R 231,163
300 3.000%, 5/01/31 No Opt. Call N/R 256,605
1,040 3.500%, 5/01/41 5/31 at 100.00 N/R 783,806

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Rivers Edge III Community Development District, Florida,
Capital Improvement Revenue Bonds, Series 2021:
$ 210 2.400%, 5/01/26, 144A No Opt. Call N/R $ 194,176
300 3.000%, 5/01/31, 144A No Opt. Call N/R 256,605
780 3.500%, 5/01/41, 144A 5/31 at 100.00 N/R 587,855
770 Rivington Community Development District, Debary, Florida, Special
Assessment Revenue Bonds, 2020 Assessmet Area, Series 2020,
3.375%, 5/01/31
5/30 at 100.00 N/R   677,962
350 Rolling Hills Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2015A-1, 5.125%, 5/01/26
No Opt. Call N/R   350,735
Rolling Hills Community Development District, Florida,
Capital Improvement Revenue Bonds, Series 2020A-1:
285 3.875%, 5/01/30 No Opt. Call N/R 262,924
805 4.625%, 5/01/40 5/30 at 100.00 N/R 720,676
1,885 Rolling Oaks Community Development District, Florida, Special
Assessment Bonds, Series 2016, 5.250%, 11/01/28
11/27 at 100.00 N/R   1,915,820
Rolling Oaks Community Development District, Florida,
Special Assessment Bonds, Series 2018:
100 4.375%, 11/01/23, 144A No Opt. Call N/R 99,971
640 4.875%, 11/01/28, 144A No Opt. Call N/R 643,878
Rolling Oaks Community Development District, Osceola
County, Florida, Special Assessment Bonds, 2022
Assessment Area, Series 2022:
235 5.625%, 5/01/29, 144A No Opt. Call N/R 236,039
830 6.250%, 5/01/42, 144A 5/33 at 100.00 N/R 838,076
165 Sabal Palm Community Development District, Florida, Special
Assessment Bonds, Series 2014, 6.125%, 11/01/27
11/24 at 100.00 N/R   169,551
500 Sabal Palm Community Development District, Florida, Special
Assessment Bonds, South Parcel Series 2017, 4.250%, 11/01/28, 144A
11/27 at 100.00 N/R   489,575
10,650 Saint Johns County Housing Authority, Florida, Multifamily Mortgage
Revenue Bonds, Victoria Crossing, Series 2021B, 2.720%, 10/01/24,
(Mandatory Put 4/01/24), 144A
4/24 at 100.00 N/R   10,235,289
Saltmeadows Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 1, Series 2022:
160 4.625%, 5/01/29 No Opt. Call N/R 158,520
1,000 5.250%, 5/01/42 5/33 at 100.00 N/R 968,080
1,055 San Simeon Community Development District, Miami-Dade County,
Florida, Special Assessment Bonds, 2019 Project Series 2019, 3.750%,
6/15/31, 144A
6/29 at 100.00 N/R   953,625
Sawyers Landing Community Development District,
Florida, Special Assessment Revenue Bonds, Series 2021:
595 3.250%, 5/01/26, 144A No Opt. Call N/R 567,440
1,165 3.750%, 5/01/31, 144A No Opt. Call N/R 1,056,503
290 4.125%, 5/01/41, 144A 5/31 at 100.00 N/R 244,505
Scenic Terrace South Community Development District,
Lake Hamilton, Florida, Special Assessment Revenue
Bonds, Series 2022 Project, Series 2022:
515 3.750%, 5/01/27, 144A No Opt. Call N/R 492,603
875 4.125%, 5/01/32, 144A No Opt. Call N/R 818,125

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Seminole County Industrial Development Authority,
Florida, Retirement Facility Revenue Bonds, Legacy
Pointe At UCF Project, Series 2019A:
$ 5,000 5.000%, 11/15/29 11/26 at 103.00 N/R $ 4,553,350
2,000 5.250%, 11/15/39 11/26 at 103.00 N/R 1,684,460
5,200 5.500%, 11/15/49 11/26 at 103.00 N/R 4,266,080
Shell Point Community Development District,
Hillsborough County, Florida, Special Assessment Bonds,
Refunding Series 2019:
170 4.000%, 11/01/24, 144A No Opt. Call N/R 168,439
740 4.500%, 11/01/29, 144A No Opt. Call N/R 730,121
Sherwood Manor Community Development District,
Hillsborough County, Florida, Special Assessment
Revenue Bonds, Area One, Series 2018:
65 4.000%, 11/01/23, 144A No Opt. Call N/R 64,794
540 4.625%, 11/01/29, 144A No Opt. Call N/R 536,377
Shingle Creek at Branson Community Development
District, Osceola County, Florida, Special Assessment
Revenue Bonds, Series 2021:
405 2.500%, 6/15/26 No Opt. Call N/R 374,710
500 3.100%, 6/15/31 No Opt. Call N/R 429,940
1,000 3.500%, 6/15/41 6/31 at 100.00 N/R 768,050
255 Silverado Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1A, Series 2018A-1,
5.000%, 11/01/28, 144A
No Opt. Call N/R   256,464
75 Silverado Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2017A-1, 5.000%, 11/01/27,
144A
No Opt. Call N/R   75,171
300 Six Mile Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1, Refunding Series
2015, 4.375%, 5/01/25
5/24 at 101.00 N/R   299,319
Six Mile Creek Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 2
Phase 2, Series 2017A:
195 3.625%, 11/01/23 No Opt. Call N/R 193,370
1,125 4.500%, 11/01/28 11/27 at 100.00 N/R 1,115,179
Six Mile Creek Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 2
Phase 3B, Refunding Series 2021:
230 2.500%, 5/01/26 No Opt. Call N/R 213,367
325 3.100%, 5/01/31 No Opt. Call N/R 280,166
1,000 3.400%, 5/01/41 5/31 at 100.00 N/R 740,500
485 Six Mile Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 2, Series 2016,
4.750%, 11/01/28
11/27 at 100.00 N/R   485,597
Solterra Resort Community Development District, Polk
County, Florida, Special Assessment Bonds, Series 2018:
160 4.000%, 5/01/23 No Opt. Call N/R 159,814
1,145 4.750%, 5/01/29 No Opt. Call N/R 1,146,821
South Creek Community Development District,
Hillsborough County, Florida, Special Assessment
Revenue Bonds, Area 1 Series 2021:
125 2.375%, 6/15/26 No Opt. Call N/R 115,161
175 2.875%, 6/15/31 No Opt. Call N/R 147,443
500 3.250%, 6/15/41 6/31 at 100.00 N/R 366,850

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 800 South Fork III Community Development District, Florida, Special
Assessment Revenue Bonds, Refunding Series 2016, 5.000%, 5/01/29
5/27 at 100.00 N/R   $ 805,944
South Fork III Community Development District, Florida,
Special Assessment Revenue Bonds, Refunding Series
2018:
205 4.000%, 5/01/24 No Opt. Call N/R 203,906
595 4.625%, 5/01/29 5/28 at 100.00 N/R 593,185
230 South Village Community Development District, Clay County, Florida,
Capital Improvement Revenue Bonds, Refunding Series 2016A2,
4.350%, 5/01/26
No Opt. Call N/R   228,592
1,925 Southeast Overtown/Park West Community Redevelopement Agency,
Florida, Tax Increment Revenue Bonds, Series 2014A-1, 5.000%,
3/01/24, 144A
No Opt. Call BBB+   1,963,538
Southern Grove Community Develoment District 5,
Port Saint Lucie, Florida, Special Assessment Bonds,
Community Infrastructure Series 2021:
370 2.400%, 5/01/26 No Opt. Call N/R 342,121
450 2.800%, 5/01/31 No Opt. Call N/R 377,941
1,120 3.125%, 5/01/41 5/31 at 100.00 N/R 794,618
Southern Grove Community Development District 5,
Florida, Special Assessment Infrastructure Bonds, Series
2019:
90 2.875%, 5/01/24 No Opt. Call N/R 87,669
295 3.250%, 5/01/29 No Opt. Call N/R 269,064
370 3.600%, 5/01/34 5/29 at 100.00 N/R 315,417
Spencer Creek Community Development District,
Hillsborough County, Florida, Special Assessment
Revenue Bonds, Series 2019:
150 3.750%, 5/01/24 No Opt. Call N/R 148,116
430 4.375%, 5/01/29 No Opt. Call N/R 423,060
220 Spring Lake Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, Area One Project, Series 2014,
4.750%, 11/01/24
No Opt. Call N/R   220,647
1,290 Spring Lake Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, Area Two Project, Series 2017,
4.500%, 11/01/28, 144A
11/27 at 100.00 N/R   1,279,280
1,000 St. Augustine Community Development District, St. Johns County,
Florida, Special Assessment Bonds, 2022 Project, Series 2022, 5.375%,
6/15/42
6/33 at 100.00 N/R   981,050
Stellar North Community Development District, Miami-
Dade County, Florida, Special Assessment Bonds, 2021
Project, Series 2021:
200 2.450%, 5/01/26, 144A No Opt. Call N/R 185,232
370 3.000%, 5/01/31, 144A No Opt. Call N/R 316,479
1,000 3.200%, 5/01/41, 144A 5/31 at 100.00 N/R 719,770
Stillwater Community Development District, Saint John's
County, Florida, Special Assessment Bonds,  2021 Project
Series 2021:
325 2.375%, 6/15/26, 144A No Opt. Call N/R 299,419
200 3.000%, 6/15/31, 144A No Opt. Call N/R 170,620
Stonewater Community Development District, Cape
Coral, Florida, Special Assessment Revenue Bonds,
Refunding Series 2021:
220 2.250%, 11/01/26, 144A No Opt. Call N/R 199,967
355 3.000%, 11/01/32, 144A No Opt. Call N/R 294,899
750 3.300%, 11/01/41, 144A 11/32 at 100.00 N/R 548,707

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 280 Stoneybrook North Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area One Project, Series
2017A-1, 5.000%, 11/01/27
No Opt. Call N/R   $ 280,137
505 Stoneybrook North Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area One Project, Series
2017A-3, 5.875%, 11/01/29
1/23 at 101.00 N/R   510,191
270 Stoneybrook North Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area Two Project, Series
2022, 5.500%, 11/01/29, 144A
No Opt. Call N/R   271,650
1,000 Stoneybrook South at Championsgate Community Development
District, Osceola County, Florida, Special Assessment Revenue Bonds,
2019 Assessment Area Series 2019NM, 4.000%, 6/15/30
6/29 at 100.00 N/R   948,900
550 Stoneybrook South at Championsgate Community Development
District, Osceola County, Florida, Special Assessment Revenue Bonds,
Parcel K Assessment Area, Series 2017, 4.000%, 12/15/28
No Opt. Call N/R   531,553
210 Stoneybrook South Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area One Project, Series
2013, 5.500%, 5/01/24
5/23 at 100.00 N/R   210,970
665 Stoneybrook South Community Development District, Osceola County,
Florida, Special Assessment Revenue Bonds, Assessment Area Two-A
Project, Series 2014, 4.750%, 11/01/24
No Opt. Call N/R   668,857
505 Storey Creek Community Development District, Osceloa County,
Florida, Special Assessment Bonds, Assessment Area 1 Project, Series
2019, 3.625%, 12/15/30
12/29 at 100.00 N/R   455,874
625 Storey Creek Community Development District, Osceloa County,
Florida, Special Assessment Bonds, Assessment Area 2 Project, Series
2022, 5.200%, 6/15/42, 144A
6/32 at 100.00 N/R   605,013
Storey Drive Community Development District, Orlando,
Florida, Special Assessment Revenue Bonds, Series 2022:
200 2.550%, 6/15/27, 144A No Opt. Call N/R 180,822
375 3.000%, 6/15/32, 144A No Opt. Call N/R 313,151
1,000 3.250%, 6/15/42, 144A 6/32 at 100.00 N/R 731,370
Storey Park Community Development District, Orlando,
Florida, Special Assessment Revenue Bonds, Assessment
Area Four Project, Series 2021:
90 2.375%, 6/15/26, 144A No Opt. Call N/R 82,705
170 2.875%, 6/15/31, 144A No Opt. Call N/R 143,230
845 Storey Park Community Development District, Orlando, Florida, Special
Assessment Revenue Bonds, Assessment Area One Project, Series
2015, 4.500%, 11/01/26
11/25 at 100.00 N/R   845,346
Summer Woods Community Development District,
Manatee County, Florida, Special Assessment Bonds,
Area 1 Project, Series 2018A-1:
65 4.000%, 11/01/23, 144A No Opt. Call N/R 64,824
450 5.000%, 11/01/29, 144A 11/28 at 100.00 N/R 453,393
Summer Woods Community Development District,
Manatee County, Florida, Special Assessment Bonds,
Area 2 Project, Series 2020:
475 3.300%, 5/01/31 5/30 at 100.00 N/R 415,834
125 3.750%, 5/01/40 5/30 at 100.00 N/R 99,202

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Summer Woods Community Development District,
Manatee County, Florida, Special Assessment Bonds,
Area 3, Series 2021:
$ 200 2.500%, 5/01/26, 144A No Opt. Call N/R $ 185,536
300 3.150%, 5/01/31, 144A No Opt. Call N/R 259,620
720 3.450%, 5/01/41, 144A 5/31 at 100.00 N/R 537,221
Summerstone Community Development District, Pasco
County, Florida, Special Assessment Revenue Bonds,
Phase 1 Series 2020:
100 2.500%, 5/01/25 No Opt. Call N/R 94,852
165 3.250%, 5/01/30 No Opt. Call N/R 146,548
Summerstone Community Development District, Pasco
County, Florida, Special Assessment Revenue Bonds,
Phase 2 Series 2021:
245 2.200%, 5/01/26, 144A No Opt. Call N/R 225,052
300 2.750%, 5/01/31, 144A No Opt. Call N/R 250,956
725 3.150%, 5/01/41, 144A 5/31 at 100.00 N/R 521,058
500 Sumter County Industrial Development Authority, Florida, Hospital
Revenue Bonds, Central Florida Health Alliance Projects, Series
2014A, 5.000%, 7/01/25
1/24 at 100.00 A-   508,435
275 Tapestry Community Development District, Florida, Special Assessment
Revenue Bonds, Series 2016, 4.250%, 5/01/26
No Opt. Call N/R   272,478
Three Rivers Community Development District, Florida,
Special Assessment Revenue Bonds, Series 2019A-1:
555 3.875%, 5/01/24 No Opt. Call N/R 548,912
1,605 4.125%, 5/01/29 No Opt. Call N/R 1,547,766
4,480 4.500%, 5/01/39 5/29 at 100.00 N/R 4,056,505
Timber Creek Community Development District,
Hillsborough County, Florida, Special Assessment
Revenue Bonds, Series 2018:
95 4.125%, 11/01/24, 144A No Opt. Call N/R 94,344
400 4.625%, 11/01/29, 144A No Opt. Call N/R 397,316
Timber Creek Southwest Community Development
District, Lee County, Florida, Special Assessment Bonds,
Area 2 Project, Series 2021:
425 2.350%, 12/15/26, 144A No Opt. Call N/R 387,834
800 3.000%, 12/15/31, 144A No Opt. Call N/R 677,928
210 Tolomato Community Development District, Florida, Special Assessment
Bonds, Expansion Parcel Project, Series 2018, 4.350%, 5/01/28, 144A
No Opt. Call N/R   207,497
1,205 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Senior Lien Series 2018A-2, 5.200%, 5/01/28, 144A
No Opt. Call N/R   1,220,279
Tolomato Community Development District, Florida,
Special Assessment Bonds, Refunding Series 2022A:
1,560 3.000%, 5/01/26 - AGM Insured, 144A No Opt. Call AA 1,560,546
1,655 3.000%, 5/01/28 - AGM Insured, 144A No Opt. Call AA 1,638,897
1,755 3.000%, 5/01/30 - AGM Insured, 144A No Opt. Call AA 1,692,048
1,865 3.000%, 5/01/32 - AGM Insured, 144A No Opt. Call AA 1,728,538
Tolomato Community Development District, Florida,
Special Assessment Bonds, Refunding Series 2022B:
1,750 2.625%, 5/01/27, 144A No Opt. Call N/R 1,594,530
1,545 3.000%, 5/01/32, 144A No Opt. Call N/R 1,302,404
6,000 3.250%, 5/01/40, 144A 5/32 at 100.00 N/R 4,459,860

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Tolomato Community Development District, Florida,
Special Assessment Bonds, Refunding Series 2022C:
$ 2,015 2.800%, 5/01/27, 144A No Opt. Call N/R $ 1,849,569
1,675 3.200%, 5/01/32, 144A No Opt. Call N/R 1,428,741
9,310 3.400%, 5/01/40, 144A 5/32 at 100.00 N/R 7,074,017
645 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Subordinate Lien Series 2018B-2, 4.625%, 5/01/28
No Opt. Call N/R   645,123
700 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Subordinate Lien Series 2019A-2, 3.850%, 5/01/29
No Opt. Call N/R   666,330
700 Toscana Isles Community Development District, Venice, Florida, Special
Assessment Revenue Bonds, Series 2014, 5.750%, 11/01/27
11/26 at 102.00 N/R   721,441
735 Touchstone Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, 2019 Project, Series 2019, 3.625%,
12/15/31
12/29 at 100.00 N/R   657,737
Towne Park Community Development District, Florida,
Special Assessment Bonds, Area 2B Project, Series 2018:
15 4.000%, 5/01/23 No Opt. Call N/R 14,984
150 5.000%, 5/01/28 No Opt. Call N/R 150,924
Towne Park Community Development District, Florida,
Special Assessment Bonds, Area 3A Project, Series 2018:
125 4.000%, 5/01/23 No Opt. Call N/R 124,870
720 5.000%, 5/01/28 No Opt. Call N/R 724,471
Towne Park Community Development District, Florida,
Special Assessment Bonds, Area 3B Project, Series 2019:
65 3.500%, 5/01/24 No Opt. Call N/R 64,112
365 4.000%, 5/01/30 No Opt. Call N/R 346,327
Towne Park Community Development District, Florida,
Special Assessment Bonds, Area 3C Project, Series 2019:
130 3.625%, 5/01/25 No Opt. Call N/R 127,172
500 4.000%, 5/01/31 5/30 at 100.00 N/R 470,705
120 4.450%, 5/01/39 5/30 at 100.00 N/R 108,010
120 Towne Park Community Development District, Florida, Special
Assessment Bonds, Series 2016, 5.000%, 11/01/28
11/26 at 100.00 N/R   121,232
675 Tradition Community Development District 1, Port Saint Lucie, Florida,
Irrigation System Revenue Bonds, Existing System Series 2017,
4.000%, 10/01/27
No Opt. Call N/R   658,766
Tradition Community Development District 9, Port Saint
Lucie, Florida, Special Assessment Bonds, Series 2021:
385 2.300%, 5/01/26 No Opt. Call N/R 354,820
115 2.700%, 5/01/31 No Opt. Call N/R 95,816
175 Trevesta Community Development District, Manatee County, Florida,
Special Assessment Revenue Bonds, 2016 Project, Series 2016A-1,
5.000%, 11/01/26
No Opt. Call N/R   176,243
410 Trevesta Community Development District, Manatee County, Florida,
Special Assessment Revenue Bonds, Assessment Area 1 - Phase 2
Project, Series 2018, 4.750%, 11/01/29, 144A
No Opt. Call N/R   409,262
Triple Creek Community Development District,
Hillsborough County, Florida, Special Assessment Bonds,
Series 2019A:
130 3.875%, 5/01/24 No Opt. Call N/R 128,574
500 4.125%, 5/01/29 No Opt. Call N/R 484,895

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Triple Creek Community Development District,
Hillsborough County, Florida, Special Assessment Bonds,
Village N&P Project, Series 2021:
$ 480 2.500%, 11/01/26 No Opt. Call N/R $ 440,429
250 3.000%, 11/01/31 No Opt. Call N/R 211,527
1,000 3.500%, 11/01/41 11/31 at 100.00 N/R 754,640
285 Trout Creek Community Development District, Saint Johns County,
Florida, Capital Improvement Revenue Bonds, Series 2015, 4.875%,
5/01/25
No Opt. Call N/R   286,379
Trout Creek Community Development District, Saint
Johns County, Florida, Capital Improvement Revenue
Bonds, Series 2018:
145 4.500%, 5/01/23 No Opt. Call N/R 145,006
400 5.000%, 5/01/28 No Opt. Call N/R 402,480
TSR Community Development District, Pasco County,
Florida, Special Assessment Revenue Bonds, Northwest
Assessment Area Parcels A, B & C, Series 2018:
105 4.000%, 11/01/24 No Opt. Call N/R 104,153
500 4.500%, 11/01/29 No Opt. Call N/R 493,900
1,415 TSR Community Development District, Pasco County, Florida, Special
Assessment Revenue Bonds, Northwest Assessment Area Parcels D, E
& F, Series 2017, 4.125%, 11/01/28, 144A
11/27 at 100.00 N/R   1,376,540
315 TSR Community Development District, Pasco County, Florida, Special
Assessment Revenue Bonds, Village 1 Project, Series 2015, 4.375%,
11/01/25
No Opt. Call N/R   313,264
4,500 Tuckers Pointe Community Development District, Charlotte County,
Florida, Special Assessment Notes, Master Infrastructure Project,
Series 2022, 3.625%, 5/01/32
1/23 at 100.00 N/R   3,962,925
295 Turtle Run Community Development District, Florida, Special
Assessment Benefit Tax Bonds, Series 2017-2, 4.000%, 5/01/28
No Opt. Call A2   286,657
Twin Creeks North Community Development District,
Florida, Special Assessment Bonds, Master Infrastructure
Improvements, Series 2016A-1:
275 5.000%, 11/01/23 No Opt. Call N/R 275,044
1,655 5.750%, 11/01/28 No Opt. Call N/R 1,676,995
Twin Creeks North Community Development District,
Florida, Special Assessment Bonds, Master Infrastructure
Improvements, Series 2016A-2:
140 5.000%, 11/01/23 No Opt. Call N/R 140,022
1,435 6.000%, 11/01/31 No Opt. Call N/R 1,473,458
160 Two Creeks Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Subordinate Lien Series
2016A-2, 4.200%, 5/01/26
No Opt. Call N/R   158,237
Two Lakes Community Development District, Hialeah,
Florida, Special Assessment Bonds, Expansion Area
Project, Series 2019:
1,510 3.375%, 12/15/30 12/29 at 100.00 N/R 1,338,721
2,990 3.750%, 12/15/39 12/29 at 100.00 N/R 2,440,856
Two Rivers North Community Development District,
Pasco County, Florida, Special Assessment Bonds, 2022
Project, Series 2022:
600 4.625%, 5/01/27, 144A No Opt. Call N/R 589,362
600 4.875%, 5/01/32, 144A No Opt. Call N/R 583,014
1,540 5.125%, 5/01/42, 144A 5/32 at 100.00 N/R 1,465,510

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Two Rivers West Community Development District, Pasco
County, Florida, Special Assessment Bonds, 2022 Project,
Series 2022:
$ 425 5.250%, 5/01/28, 144A No Opt. Call N/R $ 424,379
650 5.375%, 5/01/33, 144A No Opt. Call N/R 648,414
2,280 6.000%, 5/01/43, 144A 5/33 at 100.00 N/R 2,271,815
265 Union Park Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2016A-1, 4.750%, 11/01/27
No Opt. Call N/R   265,920
605 Union Park East Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment  Area 1 Series 2017A-1,
5.000%, 11/01/27, 144A
No Opt. Call N/R   607,226
Union Park East Community Development District,
Florida, Capital Improvement Revenue Bonds,
Assessment  Area 2 Series 2019A-1:
195 4.125%, 11/01/24, 144A No Opt. Call N/R 193,604
690 4.500%, 11/01/30, 144A 11/29 at 100.00 N/R 674,999
205 Union Park East Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment  Area 2 Series 2019A-2,
5.250%, 5/01/49, 144A
No Opt. Call N/R   193,348
Union Park East Community Development District,
Florida, Capital Improvement Revenue Bonds,
Assessment Area 3 Series 2021:
90 2.400%, 5/01/26, 144A No Opt. Call N/R 83,219
125 2.950%, 5/01/31, 144A No Opt. Call N/R 106,238
225 3.350%, 5/01/41, 144A 5/31 at 100.00 N/R 165,343
V-Dana Community Development District, Lee County,
Florida,Special Assessment Bonds, Area 1 - 2020 Project,
Series 2020:
355 3.000%, 5/01/25, 144A No Opt. Call N/R 341,606
760 3.500%, 5/01/31, 144A No Opt. Call N/R 677,418
V-Dana Community Development District, Lee County,
Florida,Special Assessment Bonds, Area 1 - 2021 Project,
Series 2021:
485 2.600%, 5/01/26 No Opt. Call N/R 451,254
685 3.125%, 5/01/31 No Opt. Call N/R 593,340
1,500 3.625%, 5/01/41 5/31 at 100.00 N/R 1,164,615
315 Venetian Parc Community Development District, Miami-Dade County,
Florida, Special Assessment Bonds, Area One Project, Series 2013,
6.000%, 11/01/27
No Opt. Call N/R   327,622
Veranda Community Development District II, Florida,
Special Assessment Revenue Bonds, Assessment Area 4
Veranda Oaks, Refunding Series 2021:
160 2.500%, 5/01/26, 144A No Opt. Call N/R 148,429
230 2.500%, 5/01/26, 144A No Opt. Call N/R 213,366
330 3.100%, 5/01/31, 144A No Opt. Call N/R 284,477
205 3.100%, 5/01/31, 144A No Opt. Call N/R 176,720
500 3.600%, 5/01/41, 144A 5/31 at 100.00 N/R 382,475
705 3.600%, 5/01/41, 144A 5/31 at 100.00 N/R 539,290
Veranda Community Development District II, Florida,
Special Assessment Revenue Bonds, Assessment Area
One-Gardens East Project, Series 2018A:
140 4.000%, 11/01/24 No Opt. Call N/R 138,870
130 4.000%, 11/01/24 No Opt. Call N/R 128,951
390 4.500%, 11/01/29 No Opt. Call N/R 385,706
375 4.500%, 11/01/29 No Opt. Call N/R 370,871

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 230 Veranda Community Development District II, Florida, Special
Assessment Revenue Bonds, Assessment Area Three, Four and Five,
Series 2018B, 5.875%, 11/01/32
1/23 at 101.00 N/R   $ 232,445
585 Verano 2 Community Development District, Florida, Special Assessment
Revenue Bonds, District 2 Pod A Project, Series 2017, 4.250%,
11/01/28
11/27 at 100.00 N/R   571,100
460 Verano 2 Community Development District, Florida, Special Assessment
Revenue Bonds, District 2 Pod B Project, Series 2017, 4.250%,
11/01/28
11/27 at 100.00 N/R   449,070
320 Verano 2 Community Development District, Florida, Special Assessment
Revenue Bonds, District 2 Pod C Project, Series 2017, 4.500%,
11/01/28
11/27 at 100.00 N/R   315,491
160 Verano 2 Community Development District, Florida, Special Assessment
Revenue Bonds, District 2 Pod D Project, Series 2020, 2.875%, 5/01/25
No Opt. Call N/R   152,797
Verano 2 Community Development District, Florida,
Special Assessment Revenue Bonds, District 2 Pod E
Project, Series 2020:
120 2.875%, 5/01/25 No Opt. Call N/R 114,597
285 3.250%, 5/01/31 5/30 at 100.00 N/R 248,546
Verano 3 Community Development District, Florida,
Special Assessment Bonds, Phase 1 Assessment Area,
Series 2021:
325 2.375%, 5/01/26 No Opt. Call N/R 300,264
350 3.000%, 5/01/31 No Opt. Call N/R 299,373
1,000 3.375%, 5/01/41 5/31 at 100.00 N/R 744,210
310 Verano 3 Community Development District, Florida, Special Assessment
Bonds, Phase 2 Assessment Area, Series 2022, 5.875%, 11/01/29
No Opt. Call N/R   313,943
Village Community Development District 13, Wildwood,
Florida, Special Assessment Revenue Bonds, Series 2021:
1,000 1.800%, 5/01/26 No Opt. Call N/R 911,420
1,245 2.550%, 5/01/31 5/29 at 100.00 N/R 1,037,048
1,255 Villages of Glen Creek Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 2, Series
2018A-2, 5.500%, 11/01/29, 144A
No Opt. Call N/R   1,274,252
Villages of Glen Creek Community Development
District, Florida, Capital Improvement Revenue Bonds,
Assessment Area 3, Refunding Series 2022:
150 2.700%, 5/01/27, 144A No Opt. Call N/R 136,723
220 3.150%, 5/01/32, 144A No Opt. Call N/R 187,581
550 3.450%, 5/01/42, 144A 5/32 at 100.00 N/R 404,569
Villages of Glen Creek Community Development
District, Florida, Capital Improvement Revenue Bonds,
Assessment Area 4, Series 2022:
185 4.625%, 5/01/27, 144A No Opt. Call N/R 182,284
250 4.875%, 5/01/32, 144A No Opt. Call N/R 244,308
750 5.125%, 5/01/42, 144A 5/32 at 100.00 N/R 713,302
Villamar Community Development District, Winter Haven,
Florida, Special Assessment Revenue Bonds, Series 2019:
85 3.750%, 5/01/24 No Opt. Call N/R 83,932
225 4.000%, 5/01/29 No Opt. Call N/R 216,653
Villamar Community Development District, Winter Haven,
Florida, Special Assessment Revenue Bonds, Series 2020:
200 2.625%, 5/01/25 No Opt. Call N/R 189,952
240 3.200%, 5/01/30 No Opt. Call N/R 212,436

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 1,780 Waterset Central Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, Series 2018,
4.625%, 11/01/29, 144A
11/28 at 100.00 N/R   $ 1,770,708
680 Waterset North Community Development District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Series 2014, 4.750%,
11/01/25
11/24 at 100.00 N/R   682,339
Waterset South Community Development District,
Hillsborough County, Florida, Special Assessment
Revenue Bonds, Series 2022:
115 5.000%, 5/01/27 No Opt. Call N/R 115,147
205 5.375%, 5/01/32 No Opt. Call N/R 205,615
1,000 5.900%, 5/01/42 5/32 at 100.00 N/R 1,003,450
400 Wesbridge Community Development District, Pasco County, Florida,
Special Assessment Bonds, 2019 Project, Series 2019, 3.625%,
11/01/29
No Opt. Call N/R   371,336
West Villages Improvement District, Florida, Special
Assessment Revenue Bonds, Unit Development 7
Villages F-1 & F-5, Series 2021:
205 2.500%, 5/01/26 No Opt. Call N/R 190,234
355 3.125%, 5/01/31 No Opt. Call N/R 306,841
810 3.500%, 5/01/41 5/31 at 100.00 N/R 615,057
3,490 West Villages Improvement District, Florida, Special Assessment
Revenue Bonds, Unit of Development 3, Refunding Series 2017,
4.000%, 5/01/27
No Opt. Call N/R   3,407,252
West Villages Improvement District, Florida, Special
Assessment Revenue Bonds, Unit of Development 4,
Series 2016:
815 4.250%, 11/01/26 No Opt. Call N/R 806,068
210 4.625%, 11/01/31 11/26 at 100.00 N/R 206,283
West Villages Improvement District, Florida, Special
Assessment Revenue Bonds, Unit of Development 7
Master Infrastructure, Series 2019:
265 4.000%, 5/01/24 No Opt. Call N/R 263,619
1,000 4.250%, 5/01/29 No Opt. Call N/R 977,930
135 West Villages Improvement District, Florida, Special Assessment
Revenue Bonds, Unit of Development 7 Village B Parcel, Series 2019,
4.250%, 5/01/29, 144A
No Opt. Call N/R   132,021
West Villages Improvement District, Florida, Special
Assessment Revenue Bonds, Unit of Development 8
Master Infrastructure, Series 2021:
410 2.500%, 5/01/26 No Opt. Call N/R 380,472
525 3.125%, 5/01/31 No Opt. Call N/R 453,778
1,500 3.500%, 5/01/41 5/31 at 100.00 N/R 1,138,995
810 Westside Community Development District, Florida, Special Assessment
Revenue Bonds, Refunding Series 2019, 3.750%, 5/01/29, 144A
No Opt. Call N/R   767,418
Westside Haines City Community Development District,
Florida, Special Assessment Bonds, Area 1 Project, Series
2021:
320 2.500%, 5/01/26 No Opt. Call N/R 298,006
500 3.000%, 5/01/31 No Opt. Call N/R 431,320
1,500 3.250%, 5/01/41 5/31 at 100.00 N/R 1,119,075
Westview North Community Development District,
Miami-Dade County, Florida, Special Assessment Bonds,
2022 Project, Series 2022:
500 5.000%, 6/15/29, 144A No Opt. Call N/R 498,895
250 5.750%, 6/15/42, 144A 6/32 at 100.00 N/R 249,700

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 2,000 Wildblue Community Development District, Florida, Special Assessment
Bonds, Series 2019, 3.750%, 6/15/30, 144A
6/29 at 100.00 N/R   $ 1,833,960
Willow Hammock Community Development District,
Manatee County, Florida, Special Assessment Revenue
Bonds, Series 2017:
115 3.500%, 11/01/23, 144A No Opt. Call N/R 113,924
725 4.000%, 11/01/28, 144A 11/27 at 100.00 N/R 701,423
330 Willow Walk Community Development District, Florida, Special
Assessment Revenue Bonds, North Parcel Area Project, Series 2017,
4.000%, 5/01/28
No Opt. Call N/R   320,668
Willow Walk Community Development District, Florida,
Special Assessment Revenue Bonds, North Parcel Area
Project, Series 2019:
110 3.800%, 5/01/24 No Opt. Call N/R 108,689
305 4.000%, 5/01/29 No Opt. Call N/R 294,133
Willows Community Development District, Florida,
Special Assessment Bonds, Series 2019:
220 3.875%, 5/01/24 No Opt. Call N/R 217,587
510 4.370%, 5/01/29 No Opt. Call N/R 501,233
Wind Meadows South Community Development District,
Bartow, Florida, Special Assessment Bonds, Assessment
Area 1 Project, Series 2021:
250 2.400%, 5/01/26 No Opt. Call N/R 231,162
410 2.950%, 5/01/31 No Opt. Call N/R 348,459
945 3.350%, 5/01/41 5/31 at 100.00 N/R 696,191
250 Winding Cypress Community Development District, Collier County,
Florida, Special Assessment Bonds, Phase 1 & 2 Assessment Area,
Series 2015, 4.375%, 11/01/25
No Opt. Call N/R   248,925
Winding Cypress Community Development District,
Collier County, Florida, Special Assessment Bonds, Series
2019:
55 3.750%, 11/01/24 No Opt. Call N/R 54,038
185 4.250%, 11/01/29 No Opt. Call N/R 180,079
750 Windsor at Westside Community Development District, Osceola County,
Florida, Special Assessment Bonds, Area 2 Project, Series 2016,
4.125%, 11/01/27
No Opt. Call N/R   735,540
485 Wiregrass Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2016, 4.375%, 5/01/26
No Opt. Call N/R   482,245
Woodcreek Community Development District, Pasco
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 1, Series 2022:
200 5.200%, 5/01/32 No Opt. Call N/R 202,082
400 5.700%, 5/01/42 5/33 at 100.00 N/R 405,256
905 Wynnmere East Community Development District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Series 2016, 5.000%,
5/01/29
5/28 at 100.00 N/R   910,656
Zephyr Lakes Community Development District, Pasco
County, Florida, Capital Improvement Revenue Bonds,
Aessessment Area 2, Series 2021:
185 2.500%, 5/01/26, 144A No Opt. Call N/R 171,621
260 3.000%, 5/01/31, 144A No Opt. Call N/R 222,391
645 3.375%, 5/01/41, 144A 5/34 at 100.00 N/R 480,015

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Zephyr Lakes Community Development District, Pasco
County, Florida, Capital Improvement Revenue Bonds,
Series 2019:
$ 175 4.375%, 11/01/24, 144A No Opt. Call N/R $ 174,505
505 4.750%, 11/01/29, 144A No Opt. Call N/R 505,035
1,121,548 Total Florida 1,025,431,860
Georgia - 1.2%
Atlanta Development Authority, Georgia, Senior Health
Care Facilities Revenue Bonds, Georgia Proton Treatment
Center Project, Current Interest Series 2017A-1:
2,455 6.000%, 1/01/23 (7) No Opt. Call N/R 1,301,150
9,250 6.500%, 1/01/29 (7) 1/28 at 100.00 N/R 4,902,500
2,540 6.750%, 1/01/35 (7) 1/28 at 100.00 N/R 1,346,200
1,670 7.000%, 1/01/40 (7) 1/28 at 100.00 N/R 885,100
2,100 Burke County Development Authority, Georgia, Pollution Control
Revenue Bonds, Georgia Power Company Vogtle Plant Project, Fifth
Series 1995, 2.200%, 10/01/32
11/26 at 100.00 Baa1   1,731,534
Cobb County Development Authority, Georgia, Student
Housing Revenue Bonds, Kennesaw State University Real
Estate Foundations Projects, Refunding Series 2014C:
1,040 5.000%, 7/15/23 No Opt. Call Baa2 1,046,802
750 5.000%, 7/15/24 No Opt. Call Baa2 761,572
1,000 5.000%, 7/15/26 7/24 at 100.00 Baa2 1,010,240
1,000 5.000%, 7/15/27 7/24 at 100.00 Baa2 1,008,470
1,000 5.000%, 7/15/29 7/24 at 100.00 Baa2 1,006,560
315 Douglas County Development Authority, Georgia, Charter School
Revenue Bonds, Brighten Academy Project, Series 2013B, 5.750%,
10/01/24
10/23 at 100.00 N/R   316,556
180 Fulton County Development Authority, Georgia, Revenue Bonds, Amana
Academy Project, Series 2013A, 5.250%, 4/01/23, (ETM)
No Opt. Call N/R  (6) 180,893
Fulton County Residential Care Facilities Elderly
Authority, Georgia, Revenue Bonds, Canterbury Court
Project, Series 2021A:
8,000 4.000%, 4/01/41, 144A 4/28 at 103.00 N/R 5,852,800
6,000 4.000%, 4/01/51, 144A 4/28 at 103.00 N/R 3,957,540
3,000 Fulton County Residential Care Facilities for the Elderly Authority,
Georgia, Revenue Bonds, Lenbrook Square Foundation, Inc. Project,
Refunding Series 2016, 5.000%, 7/01/31
7/23 at 103.00 BBB-   2,987,670
470 Gainesville and Hall County Development Authority, Georgia,
Educational Facilities Revenue Bonds, Riverside Military Academy,
Refunding Series 2017, 5.000%, 3/01/27
No Opt. Call BB   440,240
1,000 Macon-Bibb County Urban Development Authority, Georgia, Multifamily
Housing Revenue Bonds, Dempsey Apartments Project, Series 2018A,
5.200%, 12/01/53
12/23 at 102.00 Baa3   903,470
390 Macon-Bibb County Urban Development Authority, Georgia, Revenue
Bonds, Academy for Classical Education, Series 2017, 5.000%,
6/15/27, 144A
No Opt. Call N/R   389,064
39,350 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds,
Series 2022C, 4.000%, 8/01/52, (Mandatory Put 11/01/27), 144A
5/27 at 100.81 BBB-   37,011,823
2,590 Monroe County Development Authority, Georgia, Pollution Control
Revenue Bonds, Georgia Power Company - Scherer Plant, Series
2009-1, 1.000%, 7/01/49, (Mandatory Put 8/21/26)
No Opt. Call BBB+   2,316,470
1,200 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project
J Bonds, Series 2021A, 4.000%, 1/01/46 - AGM Insured
1/30 at 100.00 BBB+   1,104,168

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Georgia (continued)
$ 510 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project
M Bonds, Series 2021A, 4.000%, 1/01/41 - AGM Insured
1/30 at 100.00 BBB+   $ 489,625
Municipal Electric Authority of Georgia, Plant Vogtle
Units 3 & 4 Project P Bonds, Series 2021A:
160 4.000%, 1/01/46 1/30 at 100.00 Baa2 137,928
425 4.000%, 1/01/51 1/30 at 100.00 Baa2 356,558
86,395 Total Georgia 71,444,933
Guam - 0.1%
4,860 Government of Guam, Business Privilege Tax Bonds, Refunding Series
2021F. Forward Delivery, 4.000%, 1/01/36
1/31 at 100.00 Ba1   4,555,278
1,000 Government of Guam, Hotel Occupancy Tax Revenue Bonds, Refunding
Series 2021A, 5.000%, 11/01/40
5/31 at 100.00 Ba1   1,020,010
1,750 Guam Power Authority, Revenue Bonds, Refunding Series 2022A,
5.000%, 10/01/41
10/32 at 100.00 BBB   1,805,492
7,610 Total Guam 7,380,780
Hawaii - 0.4%
Hawaii Department of Budget and Finance, Special
Purpose Revenue Bonds, Hawaii Pacific University, Series
2013A:
605 5.750%, 7/01/23, 144A No Opt. Call BB 606,585
1,575 6.250%, 7/01/27, 144A 7/23 at 100.00 BB 1,579,867
19,350 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaii Pacific University, Series 2018, 6.000%, 7/01/28, 144A
7/27 at 100.00 N/R   19,086,066
21,530 Total Hawaii 21,272,518
Idaho - 0.6%
825 Idaho Health Facilities Authority, Revenue Bonds, Kootenai Health
Project, Series 2014, 4.375%, 7/01/34
7/24 at 100.00 A   831,583
Idaho Health Facilities Authority, Revenue Bonds,
Madison Memorial Hospital Project, Refunding Series
2016:
1,985 5.000%, 9/01/25 No Opt. Call BB+ 2,034,764
2,085 5.000%, 9/01/26 No Opt. Call BB+ 2,153,450
1,000 5.000%, 9/01/37 9/26 at 100.00 BB+ 1,004,530
1,000 Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Doral Academy of Idaho, Series 2021A, 5.000%, 7/15/41, 144A
7/26 at 103.00 N/R   849,000
Idaho Housing and Finance Association, Nonprofit
Facilities Revenue Bonds, Gem Prep Meridian South
Charter School Project, Series 2021:
645 4.000%, 5/01/31, 144A 11/25 at 100.00 N/R 578,442
2,565 4.000%, 5/01/41, 144A 11/25 at 100.00 N/R 1,954,274
13,420 Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Pinecrest Academy of Idaho Project, Series 2022A, 6.000%,
7/15/29, 144A
7/25 at 104.00 N/R   13,171,596
440 Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Pinecrest Academy of Idaho Project, Series 2022B, 5.500%,
7/15/29
7/25 at 104.00 N/R   421,494
15,725 Spring Valley Community Infrastructure District 1, Eagle, Idaho, Special
Assessment Bonds, Series 2021, 3.750%, 9/01/51, 144A
12/26 at 103.00 N/R   11,308,005
39,690 Total Idaho 34,307,138

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois - 5.5%
$ 820 Aurora, Kane, DuPage, Kendall and Will Counties, Illinois, Tax Increment
Revenue Bonds, East River Area TIF 6, Refunding Series 2018A,
5.000%, 12/30/27
No Opt. Call N/R   $ 795,023
230 Aurora, Kane, DuPage, Kendall and Will Counties, Illinois, Tax Increment
Revenue Bonds, River City TIF 3, Refunding Series 2018B, 4.500%,
12/30/23
No Opt. Call N/R   228,096
Belleville, Illinois, Tax Increment Revenue Bonds, Frank
Scott Parkway Redevelopment Project, Series 2007A:
75 5.000%, 5/01/26 1/23 at 100.00 N/R 74,385
1,250 5.700%, 5/01/36 1/23 at 100.00 N/R 1,220,837
Berwyn, Cook County, Illinois, Tax Increment Revenue
Bonds, South Berwyn Corridor Project, Series 2020:
1,435 4.000%, 12/01/28, 144A No Opt. Call N/R 1,320,616
2,000 4.500%, 12/01/33, 144A 12/28 at 100.00 N/R 1,765,200
2,558 Bolingbrook, Illinois, Sales Tax Revenue Bonds, Series 2005, 6.250%,
1/01/24
1/23 at 100.00 N/R   2,485,202
1,645 Bolingbrook, Illinois, Special Tax Bonds, Special Service Area 1,
Refunding Series 2019, 5.000%, 3/01/33
3/28 at 100.00 N/R   1,555,693
Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2016:
24,265 5.750%, 4/01/33 4/27 at 100.00 A- 25,559,538
20,835 5.750%, 4/01/34 4/27 at 100.00 A 21,872,791
2,985 5.750%, 4/01/35 4/27 at 100.00 A 3,124,698
Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2017:
300 5.000%, 4/01/33 4/27 at 100.00 A 306,171
1,370 5.000%, 4/01/34 4/27 at 100.00 A- 1,394,496
Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2018:
1,240 5.000%, 4/01/33 4/28 at 100.00 A- 1,270,864
1,535 5.000%, 4/01/34 4/28 at 100.00 A- 1,568,217
1,610 5.000%, 4/01/35 4/28 at 100.00 A- 1,636,162
1,270 5.000%, 4/01/36 4/28 at 100.00 A- 1,285,253
9,170 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenue, Green Bonds, Project Series 2015E, 5.125%,
12/01/32
12/24 at 100.00 BB   9,176,969
Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Project Series 2015C:
6,480 5.250%, 12/01/35 12/24 at 100.00 BB 6,486,026
10,000 5.250%, 12/01/39 12/24 at 100.00 BB 9,977,100
2,395 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2012B, 5.000%, 12/01/33
1/23 at 100.00 BB   2,351,459
10,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017B, 6.750%, 12/01/30,
144A
12/27 at 100.00 BB   11,069,900
Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Refunding Series 2017C:
5,535 5.000%, 12/01/30 12/27 at 100.00 BB 5,646,254
7,080 5.000%, 12/01/34 12/27 at 100.00 BB 7,158,800
5,650 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017D, 5.000%, 12/01/31
12/27 at 100.00 BB   5,756,220
11,380 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017H, 5.000%, 12/01/36
12/27 at 100.00 BB   11,429,731

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 2,035 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2018A, 5.000%, 12/01/33
12/28 at 100.00 BB   $ 2,068,150
Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Refunding Series 2018C:
1,900 5.000%, 12/01/24 No Opt. Call BB 1,935,549
5,000 5.000%, 12/01/25 No Opt. Call BB 5,118,050
7,700 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2018D, 5.000%, 12/01/46
12/23 at 100.00 BB   7,298,676
20,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016A, 7.000%, 12/01/26
12/25 at 100.00 BB   21,471,600
3,780 Chicago Board of Education, Illinois, Unlimited Tax General Obligation
Bonds, Dedicated Tax Revenues, Series 1998B-1, 0.000%, 12/01/25 -
FGIC Insured
No Opt. Call BB   3,379,698
1,000 Chicago Park District, Illinois, General Obligation Bonds, Limited Tax
Park Series 2016A, 5.000%, 1/01/40
1/26 at 100.00 AA-   1,022,100
4,425 Chicago Transit Authority, Illinois, Capital Grant Receipts Revenue
Bonds, Federal Transit Administration Section 5307 Urbanized Area
Formula Funds, Refunding Series 2021, 5.000%, 6/01/28
No Opt. Call BBB   4,759,707
14,170 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Series 2014, 5.250%, 12/01/49
12/24 at 100.00 AA   14,318,502
3,535 Chicago, Illinois, Certificates of Participation, Tax Increment Allocation
Revenue Note, North Pullman Chicago Neighborhood Initiative, Inc.
Redevelopement Project-Whole Foods Warehouse & Distribution
Facility, Series 2016A, 5.000%, 3/15/34, 144A
1/23 at 100.00 N/R   3,448,525
1,680 Chicago, Illinois, General Obligation Bonds, Chicago Works Series
2023A, 5.500%, 1/01/39 , (WI/DD, Settling 1/23/23)
1/32 at 100.00 Baa3   1,766,537
2,000 Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999,
0.000%, 1/01/34 - FGIC Insured
No Opt. Call Baa2   1,236,800
Chicago, Illinois, General Obligation Bonds,
Neighborhoods Alive 21 Program, Series 2002B:
1,000 5.250%, 1/01/23 No Opt. Call Ba1 1,000,000
795 5.000%, 1/01/26 1/25 at 100.00 Ba1 808,181
Chicago, Illinois, General Obligation Bonds, Project &
Refunding Series 2014A:
215 5.000%, 1/01/27 1/24 at 100.00 Ba1 215,967
5,200 5.250%, 1/01/30 1/24 at 100.00 Baa3 5,231,096
715 5.000%, 1/01/35 1/24 at 100.00 Ba1 710,739
Chicago, Illinois, General Obligation Bonds, Project &
Refunding Series 2017A:
15,500 5.625%, 1/01/31 1/27 at 100.00 BBB- 16,234,235
2,890 5.750%, 1/01/34 1/27 at 100.00 BBB 3,015,253
220 6.000%, 1/01/38 1/27 at 100.00 BBB 232,179
1,000 Chicago, Illinois, General Obligation Bonds, Project and Refunding
Series 2005D, 5.500%, 1/01/34
1/25 at 100.00 Ba1   1,019,410
Chicago, Illinois, General Obligation Bonds, Refunding
Series 2016C:
2,560 5.000%, 1/01/26 No Opt. Call BBB 2,630,707
1,065 5.000%, 1/01/28 1/26 at 100.00 BBB- 1,086,311
250 Chicago, Illinois, General Obligation Bonds, Refunding Series 2020A,
5.000%, 1/01/27
No Opt. Call BBB-   258,895

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
Chicago, Illinois, General Obligation Bonds, Series
2015A:
$ 30 5.000%, 1/01/24 No Opt. Call BBB- $ 30,325
5,000 5.250%, 1/01/27 1/25 at 100.00 BBB- 5,106,850
1,535 5.500%, 1/01/35 1/25 at 100.00 BBB 1,561,863
5,000 Chicago, Illinois, General Obligation Bonds, Series 2019A, 5.500%,
1/01/35
1/29 at 100.00 BBB-   5,250,900
Chicago, Illinois, General Obligation Bonds, Series
2021A:
1,500 5.000%, 1/01/32 1/31 at 100.00 BBB+ 1,590,270
2,500 4.000%, 1/01/35 1/31 at 100.00 BBB 2,350,725
2,418 Gilberts Village, Kane County, Illinois, Tax Increment Revenue Note,
Prairie Buisness Park-Industrial Property, Series 2018A, 5.000%,
11/15/34
1/23 at 100.00 N/R   2,215,856
1,390 Governors State University Board of Trustes, Illinois, Certificates of
Participation, Capital Improvement Projects, Series 2018, 5.000%,
7/01/28 - BAM Insured
7/27 at 100.00 AA   1,506,955
Hillside, Cook County, Illinois, Tax Increment Revenue
Bonds, Refunding Series 2018:
335 5.000%, 1/01/24 No Opt. Call N/R 335,590
2,690 5.000%, 1/01/30 1/27 at 100.00 N/R 2,650,887
Illinois Finance Authority, Charter School Revenue Bonds,
Art in Motion AIM Project, Series 2021A:
1,740 4.000%, 7/01/31, 144A No Opt. Call N/R 1,461,530
4,470 5.000%, 7/01/41, 144A 7/31 at 100.00 N/R 3,570,323
Illinois Finance Authority, Charter School Revenue Bonds,
Intrinsic Charter Schools Belmont School Project, Series
2015A:
510 5.250%, 12/01/25, 144A No Opt. Call N/R 520,455
1,815 5.500%, 12/01/30, 144A 12/25 at 100.00 N/R 1,860,883
1,620 Illinois Finance Authority, Education Revenue Bonds, Noble Network of
Charter Schools, Series 2013, 6.000%, 9/01/32
9/23 at 100.00 BBB   1,642,696
Illinois Finance Authority, Education Revenue Bonds,
Noble Network of Charter Schools, Series 2015:
2,415 5.000%, 9/01/25 No Opt. Call BBB 2,448,037
4,750 5.000%, 9/01/32 9/24 at 100.00 BBB 4,808,900
Illinois Finance Authority, Revenue Bonds, Admiral at the
Lake Project, Refunding Series 2017:
5,575 5.000%, 5/15/33 5/24 at 103.00 N/R 4,265,209
2,750 5.500%, 5/15/54 5/24 at 103.00 N/R 1,812,305
Illinois Finance Authority, Revenue Bonds, Advocate
Health Care Network, Refunding Series 2015:
120 4.125%, 5/01/45, (Pre-refunded 5/01/25) 5/25 at 100.00 N/R (6) 123,336
115 4.125%, 5/01/45 5/25 at 100.00 N/R 118,197
615 4.125%, 5/01/45 5/25 at 100.00 AA 602,276
800 Illinois Finance Authority, Revenue Bonds, Centegra Health System,
Series 2014A, 5.000%, 9/01/23, (ETM)
No Opt. Call AA+  (6) 810,504
6,400 Illinois Finance Authority, Revenue Bonds, Lutheran Home and Services,
Series 2019A, 5.000%, 11/01/49
11/26 at 103.00 N/R   5,250,688
1,500 Illinois Finance Authority, Revenue Bonds, Plymouth Place Inc.,
TEMPS-60 Series 2022B-2, 5.250%, 11/15/27
2/24 at 100.00 N/R   1,504,245

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
Illinois Finance Authority, Revenue Bonds, Roosevelt
University, Series 2019A:
$ 1,600 6.000%, 4/01/38, 144A 10/28 at 100.50 N/R $ 1,560,864
2,700 6.125%, 4/01/58, 144A 10/28 at 100.50 N/R 2,556,603
Illinois Finance Authority, Revenue Bonds, Silver Cross
Hospital and Medical Centers, Refunding Series 2015C:
165 5.000%, 8/15/24 No Opt. Call A3 169,379
375 5.000%, 8/15/25 No Opt. Call A3 392,096
Illinois Finance Authority, Student Housing & Academic
Facility Revenue Bonds, CHF-Collegiate Housing
Foundation - Chicago LLC University of Illinois at Chicago
Project, Series 2017A:
500 5.000%, 2/15/30 8/27 at 100.00 BB 502,425
500 5.000%, 2/15/31 8/27 at 100.00 BB 501,400
500 5.000%, 2/15/32 8/27 at 100.00 BB 499,970
1,000 5.000%, 2/15/37 8/27 at 100.00 BB+ 954,130
575 Illinois Sports Facility Authority, State Tax Supported Bonds, Refunding
Series 2021, 5.000%, 6/15/31
No Opt. Call BB+   582,492
105 Illinois State, General Obligation Bonds, June Series 2016, 4.000%,
6/01/36
6/26 at 100.00 BBB-   95,884
1,925 Illinois State, General Obligation Bonds, May Series 2014, 5.000%,
5/01/33
5/24 at 100.00 BBB+   1,931,218
335 Illinois State, General Obligation Bonds, Refunding Series 2012, 5.000%,
8/01/23
No Opt. Call BBB-   337,539
Illinois State, General Obligation Bonds, Series 2013:
1,480 5.250%, 7/01/29 7/23 at 100.00 BBB- 1,486,704
1,050 5.250%, 7/01/31 7/23 at 100.00 BBB- 1,053,371
200 5.500%, 7/01/33 7/23 at 100.00 BBB- 200,718
740 Illinois State, General Obligation Bonds, Series 2013A, 5.000%, 4/01/38 4/23 at 100.00 BBB-   739,956
1,040 Lincolnwood, Cook County, Illinois, Tax Increment Revenue Bonds,
District 1860 Development Project, Series 2021A, 4.820%, 1/01/41,
144A
11/26 at 100.00 N/R   868,826
Metropolitan Pier and Exposition Authority, Illinois,
McCormick Place Expansion Project Bonds, Series 2017B:
300 5.000%, 12/15/31 12/27 at 100.00 BB+ 308,214
745 5.000%, 12/15/33 12/27 at 100.00 BB+ 761,666
500 5.000%, 12/15/34 12/27 at 100.00 BB+ 510,410
1,480 Minooka, Illinois, Special Assessment Bonds, Refunding Improvement
Series 2014, 5.000%, 12/01/24 - AGM Insured
No Opt. Call AA   1,522,565
Morton Grove, Illinois, Tax Increment Revenue Bonds,
Sawmill Station Redevelopment Project, Senior Lien
Series 2019:
440 4.250%, 1/01/29 1/26 at 100.00 N/R 414,704
1,000 5.000%, 1/01/39 1/26 at 100.00 N/R 894,290
525 North Pullman Chicago Neighborhood Initiatives, Inc., Illinois,
Certificates of Participation, Gotham Greens Greenhouse Facility,
Redevelopment Project, Series 2018A, 6.000%, 3/15/34, 144A
1/23 at 100.00 N/R   502,338
2,240 Rantoul, Champaign County, Illinois, Tax Increment Revenue Bonds,
Evans Road Series 2013B, 7.000%, 12/01/33
12/23 at 100.00 N/R   2,238,096
520 Romeoville, Will County, Illinois, Revenue Bonds, Lewis University
Project, Series 2015, 5.000%, 10/01/24
No Opt. Call BBB   529,469

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
South Barrington, Cook County, Illinois, Special Tax
Bonds, Special Service Area 3, Refunding Series 2019A:
$ 320 4.000%, 12/01/25 No Opt. Call N/R $ 318,979
330 4.000%, 12/01/26 No Opt. Call N/R 326,977
345 4.000%, 12/01/27 No Opt. Call N/R 339,649
355 4.000%, 12/01/28 No Opt. Call N/R 346,789
370 4.000%, 12/01/29 12/28 at 100.00 N/R 360,417
385 4.000%, 12/01/30 12/28 at 100.00 N/R 372,461
400 4.000%, 12/01/31 12/28 at 100.00 N/R 384,824
420 4.000%, 12/01/32 12/28 at 100.00 N/R 402,923
435 4.000%, 12/01/33 12/28 at 100.00 N/R 412,837
450 4.000%, 12/01/34 12/28 at 100.00 N/R 421,699
3,725 Southwestern Illinois Development Authority, Environmental
Improvement Revenue Bonds, US Steel Corporation Project, Series
2012, 5.750%, 8/01/42, (AMT)
1/23 at 100.00 B1   3,724,814
2,410 Wauconda, Illinois, Special Service Area 1 Secial Tax Bonds, Liberty Lake
Project, Refunding Series 2015, 5.000%, 3/01/33 - BAM Insured
3/25 at 100.00 AA   2,481,818
2,020 Wonder Lake Village, McHenry County, Illinois, Special Tax Bonds,
Special Service Area 1 Woods Creek, Refunding Series 2015, 4.500%,
3/01/34
3/25 at 100.00 N/R   1,817,091
995 Wonder Lake Village, McHenry County, Illinois, Special Tax Bonds,
Special Service Area 5 Wooded Shores, Refunding Series 2015,
4.250%, 3/01/29
3/25 at 100.00 N/R   934,166
460 Wonder Lake Village, McHenry County, Illinois, Special Tax Bonds,
Special Service Area 7 Deep Spring Woods, Refunding Series 2015,
4.250%, 3/01/29
3/25 at 100.00 N/R   431,876
897 Yorkville United City, Kendall County, Illinois, Sales Tax Revenue Bonds,
Kendall Marketplace Project, Series 2007, 6.000%, 1/01/26 (7)
1/23 at 100.00 N/R   896,615
326,198 Total Illinois 326,271,635
Indiana - 0.9%
12,600 Fort Wayne, Indiana Economic Development, Solid Waste Facility
Revenue Bonds, Do Good Foods LLC Fort Wayne, Series 2022A-1,
9.000%, 12/01/44, (AMT), 144A
12/29 at 105.00 N/R   12,420,576
1,025 Fort Wayne, Indiana Multifamily Housing Revenue Bonds, Silver Birch at
Cook Road Project, Series 2018, 5.300%, 1/01/32, 144A
1/24 at 105.00 N/R   907,012
160 Fort Wayne, Indiana Multifamily Housing Revenue Bonds, Silver Birch of
Fort Wayne Project, Series 2017, 5.125%, 1/01/32
1/23 at 105.00 N/R   139,258
1,830 Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for Educational
Excellence Project, Refunding Series 2020A, 5.125%, 6/01/32, 144A
6/30 at 100.00 N/R   1,678,384
2,120 Indiana Finance Authority, Educational Facilities Revenue Bonds,
Avondale Meadows Academy Peoject, Series 2017, 5.000%, 7/01/27
No Opt. Call BB   2,137,808
Indiana Finance Authority, Educational Facilities Revenue
Bonds, Circle City Preparatory Inc. Project, Series 2021A:
165 5.000%, 12/01/30, 144A 12/27 at 103.00 N/R 154,031
255 5.000%, 12/01/40, 144A 12/27 at 103.00 N/R 212,489
450 Indiana Finance Authority, Educational Facilities Revenue Bonds,
Lighthouse Academies of Northwest Indiana Inc. Project, Series 2016,
6.250%, 12/01/24, 144A
No Opt. Call N/R   454,464
3,415 Indiana Finance Authority, Educational Facilities Revenue Bonds,
University of Evansville Project, Series 2022A, 5.250%, 9/01/37
9/32 at 100.00 BBB-   3,416,947
1,955 Indiana Finance Authority, Environmental Improvement Revenue Bonds,
United States Steel Corporation Project, Refunding Series 2021A,
4.125%, 12/01/26
No Opt. Call B1   1,911,794

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Indiana (continued)
Indiana Finance Authority, Health Facilities Revenue
Bonds, Good Samaritan Hospital Project, Series 2016A:
$ 2,330 5.500%, 4/01/33 4/26 at 100.00 Baa3 $ 2,435,782
1,275 5.500%, 4/01/34 4/26 at 100.00 Baa3 1,332,120
2,500 5.000%, 4/01/37 4/26 at 100.00 Baa3 2,541,550
Indiana Finance Authority, Hospital Revenue Bonds,
Major Hospital Project, Series 2014A:
325 5.000%, 10/01/23, (ETM) No Opt. Call N/R (6) 329,823
550 5.000%, 10/01/24, (Pre-refunded 10/01/23) 10/23 at 100.00 N/R (6) 558,162
1,400 5.000%, 10/01/29, (Pre-refunded 10/01/23) 10/23 at 100.00 N/R (6) 1,420,776
11,005 Indiana Housing and Community Development Authority, Multifamily
Housing Revenue Bonds, Vita of New Whiteland Project, Series 2022,
6.750%, 1/01/43
1/33 at 100.00 N/R   10,827,269
350 Merrillville, Indiana, Economic Development Revenue Bonds, Belvedere
Housing Project, Series 2016, 5.050%, 4/01/26
4/24 at 102.00 N/R   334,068
2,284 Terre Haute, Indiana, Economic Development Solid Waste Facility
Revenue Bonds, Pyrolyx USA Indiana, LLC Project, Series 2017A,
7.250%, 12/01/28, (AMT) (7)
No Opt. Call N/R   23
190 Terre Haute, Indiana, Multifamily Housing Revenue Bonds, Silver Birch of
Terre Haute Project, Series 2017, 5.100%, 1/01/32
1/23 at 105.00 N/R   165,057
Valparaiso, Indiana, Exempt Faciltiies Revenue Bonds,
Pratt Paper LLC Project, Series 2013:
385 5.875%, 1/01/24, (AMT) No Opt. Call N/R 389,420
6,300 7.000%, 1/01/44, (AMT) 1/24 at 100.00 N/R 6,460,902
2,790 Whiting Redevelopment District, Indiana, Tax Increment Revenue Bonds,
Series 2016, 3.500%, 7/15/26
1/23 at 100.00 N/R   2,619,057
55,659 Total Indiana 52,846,772
Iowa - 0.4%
900 Cedar Rapids, Iowa, Hospital Reveenue Bonds, Mercy Medical Center
Project, Series 2003. ARCs, 5.563%, 8/15/32 - AMBAC Insured
No Opt. Call A-   895,500
Iowa Finance Authority, Iowa, Midwestern Disaster
Area Revenue Bonds, Iowa Fertilizer Company Project,
Refunding Series 2022:
5,895 5.000%, 12/01/50, (Mandatory Put 12/01/42) 12/29 at 103.00 BBB- 5,692,861
10,000 5.000%, 12/01/50 12/29 at 103.00 BBB- 9,344,300
Iowa Finance Authority, Senior Housing Revenue Bonds,
PHS Council Bluffs, Inc. Project, Series 2018:
170 3.950%, 8/01/23 No Opt. Call N/R 168,249
750 4.450%, 8/01/28 8/23 at 102.00 N/R 691,553
500 5.000%, 8/01/33 8/23 at 102.00 N/R 448,555
18,340 Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed
Bonds, Class 2 Capital Appreciation Senior Lien Series 2021B-2,
0.000%, 6/01/65
6/31 at 25.58 N/R   1,986,772
2,455 Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed
Bonds, Seenior Lien Series Class 2 Series 2021B-1, 4.000%, 6/01/49
6/31 at 100.00 BBB+   2,417,880
39,010 Total Iowa 21,645,670
Kansas - 0.8%
300 Hutchinson, Kansas, Hospital Facilities Revenue Bonds, Hutchinson
Regional Medical Center, Inc., Series 2016, 5.000%, 12/01/41
12/26 at 100.00 Ba1   294,885
Kansas Development Finance Authority Revenue Bonds,
Village Shalom Project, Series 2018A:
750 5.250%, 11/15/33 11/23 at 103.75 N/R 638,475
1,790 5.500%, 11/15/38 11/23 at 103.75 N/R 1,476,804

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Kansas (continued)
Overland Park, Kansas, Sales Tax Revenue Bonds,
Prairiefire Community Improvement District No. 1 Project,
Series 2012B:
$ 1,100 0.000%, 12/15/29 (7) 1/23 at 100.00 N/R $ 577,500
1,750 0.000%, 12/15/34 (7) 1/23 at 100.00 N/R 918,750
Overland Park, Kansas, Sales Tax Special Obligation
Revenue Bonds, Prairiefire at Lionsgate Project, Series
2012:
7,485 4.375%, 12/15/23 1/23 at 100.00 N/R 6,493,312
5,500 5.250%, 12/15/29 1/23 at 100.00 N/R 3,174,930
2,145 6.000%, 12/15/32 1/23 at 100.00 N/R 943,671
1,000 Prairie Village, Kansas, Special Obligation Tax Increment Revenue
Bonds, Meadowbrook TIF Project, Refunding Series 2021, 3.125%,
4/01/36
4/28 at 100.00 N/R   789,950
1,730 Wichita, Kansas, Health Care Facilities Revenue Bonds, Presbyterian
Manors, Series 2018I, 5.000%, 5/15/47
5/25 at 103.00 N/R   1,455,397
895 Wichita, Kansas, Health Care Facilities Revenue Bonds, Presbyterian
Manors, Series 2019III, 5.000%, 5/15/50
5/26 at 103.00 N/R   743,065
770 Wyandotte County/Kansas City Unified Government, Kansas,
Community Improvement District Sales Tax Revenue Bonds, Legends
Appartments Garage & West Lawn Project, Series 2018, 4.500%,
6/01/40
12/26 at 100.00 N/R   687,179
8,600 Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax
Special Obligation Bonds, Vacation Village Project Area 1 and 2A,
Series 2015, 5.000%, 9/01/27
9/25 at 100.00 N/R   8,087,784
23,425 Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax
Special Obligation Bonds, Village East Project Areas 2B 3 and 5, Series
2022, 5.750%, 9/01/39, 144A
3/29 at 103.00 N/R   22,059,557
57,240 Total Kansas 48,341,259
Kentucky - 0.6%
1,130 Christian County, Kentucky, Hospital Revenue Bonds, Jennie Stuart
Medical Center, Series 2016, 5.000%, 2/01/26
No Opt. Call BB+   1,157,798
7,250 Henderson, Kentucky, Facilities Revenue Bonds, Pratt Paper LLC Project,
Series 2022A, 4.450%, 1/01/42, (AMT)
1/32 at 100.00 N/R   6,615,045
9,540 Henderson, Kentucky, Facilities Revenue Bonds, Pratt Paper LLC Project,
Series 2022B, 4.450%, 1/01/42, (AMT)
1/32 at 100.00 N/R   8,704,487
10,000 Kentucky Economic Development Finance Authority, Hospital Revenue
Bonds, Owensboro Health, Refunding Series 2017A, 5.250%, 6/01/41
6/27 at 100.00 BBB-   10,183,700
840 Kentucky Economic Development Finance Authority, Kentucky,
Healthcare Facilities Revenue Bonds, Rosedale Green Project,
Refunding Series 2015, 5.000%, 11/15/25
No Opt. Call N/R   817,269
Kentucky Economic Development Finance Authority,
Revenue Bonds, Next Generation Kentucky Information
Highway Project, Senior Series 2015A:
2,000 5.000%, 7/01/33 7/25 at 100.00 Baa2 2,020,420
4,295 5.000%, 7/01/40 7/25 at 100.00 Baa2 4,223,102
35,055 Total Kentucky 33,721,821
Louisiana - 1.2%
2,250 Beauregard Parish, Louisiana, Revenue Bonds, Boise Cascade
Corporation Project, Series 2002, 6.800%, 2/01/27
1/23 at 100.00 B1   2,260,148

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Louisiana (continued)
$ 3,055 Calcasieu Parish Memorial Hospital Service District, Louisiana, Revenue
Bonds, Lake Charles Memorial Hospital, Refunding Series 2019,
5.000%, 12/01/39
12/29 at 100.00 BB   $ 3,094,715
Jefferson Parish Economic Development and Port District,
Louisiana, Kenner Discovery Health Sciences Academy
Project, Series 2018A:
1,910 4.800%, 6/15/29, 144A 6/28 at 100.00 N/R 1,883,928
500 5.500%, 6/15/38, 144A 6/28 at 100.00 N/R 493,840
Juban Trails Community Development District, Livingston
Parish, Louisiana, Special Assessment  Revenue Bonds,
Series 2022:
250 3.375%, 6/01/27, 144A No Opt. Call N/R 232,930
250 3.750%, 6/01/32, 144A No Opt. Call N/R 220,122
Lakeshore Villages Master Community Development
District, Louisiana, Special Assessment Revenue Bonds,
Series 2021:
505 2.375%, 6/01/26 No Opt. Call N/R 467,201
695 2.875%, 6/01/31 No Opt. Call N/R 588,595
Lakeshore Villages Master Community Development
District, Louisiana, Special Assessment Revenue Bonds,
Series 2022:
300 4.450%, 6/01/27 No Opt. Call N/R 297,621
250 5.000%, 6/01/32 No Opt. Call N/R 248,505
750 5.375%, 6/01/42 6/32 at 100.00 N/R 742,387
1,115 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Cameron Parish
GOMESA Project, Green Series 2018, 5.650%, 11/01/37, 144A
11/28 at 100.00 N/R   1,117,631
5,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Entergy Lousiana,
LLC Project, Refunding Series 2021B, 2.500%, 4/01/36
4/26 at 100.00 A   4,024,750
3,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Ragin' Cajun
Facilities Inc.- Student Housing & Parking Project, Series 2018, 5.000%,
10/01/48 - AGM Insured
10/27 at 100.00 AA   3,047,520
410 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Terrebonne Parish
GOMESA Project, Series 2018, 5.375%, 11/01/38, 144A
11/28 at 100.00 N/R   398,270
4,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, Westlake Chemical
Corporation Projects, Refunding Series 2017, 3.500%, 11/01/32
11/27 at 100.00 BBB   3,739,440
1,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, Westside Habilitation Center
Project, Refunding Series 2017A, 5.750%, 2/01/32, 144A
2/27 at 100.00 N/R   962,400
725 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Lake
Charles College Prep Project, Series 2019A, 5.000%, 6/01/29, 144A
6/27 at 100.00 N/R   700,669
Louisiana Publc Facilities Authority, Lousiana, Revenue
Bonds, Lincoln Preparatory School Project, Series 2021A:
300 5.000%, 6/01/31, 144A No Opt. Call N/R 287,073
805 5.000%, 6/01/41, 144A 6/31 at 100.00 N/R 681,763
735 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Young
Audiences Charter School, Series 2019A, 5.000%, 4/01/30, 144A
4/27 at 100.00 N/R   724,857
9,425 Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds,
Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36,
(AMT), 144A
7/23 at 100.00 N/R   9,485,414

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Louisiana (continued)
Louisiana Public Facilities Authority, Louisiana, Revenue
Bonds, BBR Schools - Materra Campus Project, Series
2021A:
$ 600 4.000%, 6/01/31, 144A 6/26 at 100.00 N/R $ 549,516
1,350 4.000%, 6/01/41, 144A 6/26 at 100.00 N/R 1,095,714
810 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Encore
Academy Project, Series 2021A, 5.000%, 6/01/31, 144A
No Opt. Call N/R   710,629
500 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Jefferson
Rise Charter School Project, Series 2022A, 6.000%, 6/01/37, 144A
6/31 at 100.00 N/R   476,355
Louisiana Public Facilities Authority, Louisiana, Revenue
Bonds, Lincoln Preparatory School Project, Series 2022A:
435 6.125%, 6/01/37, 144A 6/31 at 100.00 N/R 417,500
185 6.375%, 6/01/52, 144A 6/31 at 100.00 N/R 175,263
Louisiana Public Facilities Authority, Revenue Bonds,
Archdiocese of New Orleans, Refunding Series 2017:
500 5.000%, 7/01/27 (7) No Opt. Call D 450,000
1,745 5.000%, 7/01/28 (7) 7/27 at 100.00 D 1,570,500
1,680 5.000%, 7/01/29 (7) 7/27 at 100.00 D 1,512,000
1,695 5.000%, 7/01/30 (7) 7/27 at 100.00 D 1,525,500
1,000 5.000%, 7/01/32 (7) 7/27 at 100.00 D 900,000
750 5.000%, 7/01/33 (7) 7/27 at 100.00 D 675,000
1,500 5.000%, 7/01/37 (7) 7/27 at 100.00 D 1,350,000
Louisiana Public Facilities Authority, Revenue Bonds,
Ochsner Clinic Foundation Project, Series 2015:
430 5.000%, 5/15/25 No Opt. Call A3 447,613
400 5.000%, 5/15/26 5/25 at 100.00 A3 416,600
475 5.000%, 5/15/27 5/25 at 100.00 A3 492,884
Louisiana Public Facilities Authority, Revenue Bonds,
Southwest Louisiana Charter Academy Foundation
Project, Series 2013A:
285 6.625%, 12/15/23 No Opt. Call N/R 287,482
770 8.375%, 12/15/43 12/23 at 100.00 N/R 778,224
4,000 Louisiana Public Facilities Authority, Solid Waste Disposal Facility
Revenue Bonds,  Lousiana Pellets Inc Project, Series 2015, 7.000%,
7/01/24, (AMT), 144A (7)
No Opt. Call N/R   40
980 New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds,
North Terminal Project, Series 2017B, 5.000%, 1/01/27, (AMT)
No Opt. Call A-   1,033,714
New Orleans, Louisiana, Sewerage Service Revenue
Bonds, Refunding Series 2014:
500 5.000%, 6/01/24 No Opt. Call BBB+ 514,165
500 5.000%, 6/01/25 6/24 at 100.00 BBB+ 514,585
835 New Orleans, Louisiana, Water Revenue Bonds, Refunding Series 2014,
5.000%, 12/01/26
12/24 at 100.00 BBB+   863,106
3,990 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2008, 6.100%, 6/01/38, (Mandatory Put 6/01/30), 144A
No Opt. Call BB-   4,243,485
3,405 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010, 6.350%, 7/01/40, 144A
6/30 at 100.00 BB-   3,630,071
4,190 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010A, 6.350%, 10/01/40, 144A
6/30 at 100.00 BB-   4,466,833
2,735 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010B, 6.100%, 12/01/40, (Mandatory Put 6/01/30),
144A
No Opt. Call BB-   2,908,755
4,280 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2011, 5.850%, 8/01/41, (Mandatory Put 6/01/25), 144A
No Opt. Call BB-   4,382,763

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Louisiana (continued)
$ 530 Saint Tammany Public Trust Financing Authority, Louisiana, Revenue
Bonds, Christwood Project, Refunding Series 2015, 5.000%, 11/15/24
No Opt. Call N/R   $ 531,283
78,285 Total Louisiana 72,619,359
Maine - 0.4%
2,465 Maine Educational Loan Authority, Student Loan Revenue Bonds,
Supplemental Education Loan Program, Class A Series 2012A-1,
5.050%, 12/01/27, (AMT)
6/23 at 100.00 A2   2,476,438
6,800 Maine Finance Authority, Solid Waste Disposal Revenue Bonds, Casella
Waste Systems, Inc. Project, Series 2015, 5.125%, 8/01/35, (AMT),
(Mandatory Put 8/01/25), 144A
No Opt. Call B   6,810,268
13,130 Maine Finance Authority, Solid Waste Disposal Revenue Bonds, Coastal
Resources of Maine LLC Project, Green Series 2017, 0.000%, 12/15/33,
(AMT), 144A (7)
12/26 at 100.00 N/R   116,200
500 Maine Health and Higher Educational Facilities Authority Revenue
Bonds, Eastern Maine Medical Center Obligated Group Issue, Series
2013, 5.000%, 7/01/27, (Pre-refunded 7/01/23)
7/23 at 100.00 Ba1  (6) 504,370
11,050 Rumford, Maine, Solid Waste Disposal Revenue Bonds, Boise Cascade
Corporation Project, Series 2001, 6.875%, 10/01/26, (AMT)
1/23 at 100.00 B1   11,099,836
33,945 Total Maine 21,007,112
Maryland - 1.3%
305 Anne Arundel County, Maryland, Special Tax District Revenue Bonds,
Villages at Two Rivers Projects, Series 2014, 4.200%, 7/01/24
No Opt. Call N/R   303,865
Baltimore, Maryland, Convention Center Hotel Revenue
Bonds, Refunding Series 2017:
2,360 5.000%, 9/01/30 9/27 at 100.00 CCC+ 2,354,265
2,210 5.000%, 9/01/31 9/27 at 100.00 CCC 2,199,768
1,000 5.000%, 9/01/32 9/27 at 100.00 CCC+ 992,050
1,500 5.000%, 9/01/33 9/27 at 100.00 CCC+ 1,482,495
1,000 5.000%, 9/01/35 9/27 at 100.00 CCC 966,120
500 5.000%, 9/01/36 9/27 at 100.00 CCC+ 476,265
1,500 5.000%, 9/01/39 9/27 at 100.00 CCC+ 1,385,460
10,260 5.000%, 9/01/42 9/27 at 100.00 CCC+ 9,192,139
12,590 5.000%, 9/01/46 9/27 at 100.00 CCC+ 11,346,612
Baltimore, Maryland, Special Obligation Bonds,
Consolidated Tax Increment Financing, Series 2015:
375 5.000%, 6/15/23 No Opt. Call BBB+ 378,127
260 5.000%, 6/15/24 No Opt. Call BBB+ 266,552
275 5.000%, 6/15/25 6/24 at 100.00 BBB+ 282,139
385 5.000%, 6/15/26 6/24 at 100.00 BBB+ 394,810
345 5.000%, 6/15/27 6/24 at 100.00 BBB+ 353,808
550 Baltimore, Maryland, Special Obligation Bonds, East Baltimore Research
Park Project, Series 2017A, 4.000%, 9/01/27
No Opt. Call N/R   538,147
2,100 Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project,
Refunding Series 2016, 4.750%, 6/01/31
6/26 at 100.00 N/R   2,094,162
875 Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project,
Refunding Series 2022, 4.875%, 6/01/42, 144A
6/31 at 100.00 N/R   821,126
580 Howard County, Maryland, Special Obligation Bonds, Downtown
Columbia Project, Series 2017A, 4.000%, 2/15/28, 144A
2/26 at 100.00 N/R   559,683
2,200 Hyattsville, Maryland, Special Obligation Bonds, University Town Center
Project, Series 2016, 5.000%, 7/01/27
7/25 at 100.00 N/R   2,190,386
8,410 Maryland Economic Development Corporation, Port Facilities Revenue
Bonds, CNX Marine Terminals Inc. Port of Baltimore Facility, Refunding
Series 2010, 5.750%, 9/01/25
1/23 at 100.00 BB   8,480,392

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Maryland (continued)
$ 8,085 Maryland Economic Development Corporation, Private Activity Revenue
Bonds, Purple Line Light Rail Project, Green Series 2022B, 5.250%,
6/30/47, (AMT)
6/32 at 100.00 Baa3   $ 8,100,362
Maryland Economic Development Corporation, Revenue
Bonds, Chesapeake Bay Hyatt Conference Center, Series
2006A:
3,360 5.000%, 12/01/22 (7) No Opt. Call N/R 2,016,000
6,895 5.000%, 12/01/31 (7) 1/23 at 100.00 N/R 4,137,000
1,000 Maryland Economic Development Corporation, Revenue Bonds,
Chesapeake Bay Hyatt Conference Center, Series 2006B, 5.250%,
12/01/31 (7)
1/23 at 100.00 N/R   600,000
Maryland Economic Development Corporation, Senior
Student Housing Revenue Bonds, Towson University
Project, Refunding Series 2017:
270 5.000%, 7/01/27 No Opt. Call BB+ 274,336
190 5.000%, 7/01/29 7/27 at 100.00 BB+ 191,670
325 5.000%, 7/01/30 7/27 at 100.00 BB+ 327,073
375 5.000%, 7/01/31 7/27 at 100.00 BB+ 376,193
530 5.000%, 7/01/37 1/23 at 100.00 BB+ 513,008
2,640 Maryland Economic Development Corporation, Special Obligation
Bonds, Metro Centre Owings Mills Project, Series 2017, 3.750%,
7/01/27
1/27 at 100.00 N/R   2,534,770
2,500 Maryland Economic Development Corporation, Special Obligation
Bonds, Port Covington Project, Series 2020, 4.000%, 9/01/40
9/30 at 100.00 N/R   2,127,050
3,500 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds Doctors Community Hospital, Series 2017B, 5.000%, 7/01/31
7/27 at 100.00 Baa3   3,658,795
4,310 Maryland Health and HIgher Educational Facilities Authority, Revenue
Bonds, Greater Baltimore Medical Center, Series 2021A, 3.000%,
7/01/46
7/31 at 100.00 A   3,168,281
400 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Green Street Academy, Series 2017A, 5.000%, 7/01/27, 144A
No Opt. Call N/R   400,536
750 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Imagine Andrews Public Charter School, Series 2022A,
5.500%, 5/01/42, 144A
5/30 at 100.00 N/R   707,370
945 Prince George's County Revenue Authority, Maryland, Special
Obligation Bonds, Suitland-Naylor Road Project, Series 2016, 4.375%,
7/01/30, 144A
1/26 at 100.00 N/R   935,777
600 Prince George's County, Maryland, Special Obligation Bonds,
Westphalia Town Center Project, Series 2018, 5.000%, 7/01/30, 144A
7/28 at 100.00 N/R   600,552
86,255 Total Maryland 77,727,144
Massachusetts - 0.1%
Lowell, Massachusetts, Collegiate Charter School
Revenue Bonds, Series 2019:
435 4.000%, 6/15/24 No Opt. Call N/R 431,555
490 5.000%, 6/15/29 6/26 at 100.00 N/R 495,076
530 5.000%, 6/15/39 6/26 at 100.00 N/R 517,217
545 Massachusetts Development Finance Agency, Revenue Bonds, Berkshire
Retirement Community Lennox, Series 2015, 5.000%, 7/01/25
No Opt. Call A+   554,396
Massachusetts Development Finance Agency, Revenue
Bonds, Milford Regional Medical Center Issue, Series
2014F:
325 5.000%, 7/15/23 No Opt. Call BB+ 326,842
315 5.000%, 7/15/24 7/23 at 100.00 BB+ 317,410

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Massachusetts (continued)
$ 4,600 Massachusetts Educational Financing Authority, Student Loan Revenue
Bonds, Issue I Series 2014, 5.000%, 1/01/26, (AMT)
1/25 at 100.00 A   $ 4,725,074
470 Massachusetts State, General Obligation Bonds, Consolidated
Loan, Series 2007A, 3.545%, 5/01/37 - NPFG Insured (3-Month
LIBOR*0.67% reference rate + 0.570% spread) (5)
1/23 at 100.00 AA   460,750
7,710 Total Massachusetts 7,828,320
Michigan - 1.2%
Advanced Technology Academy, Michigan, Public School
Academy Revenue Bonds, Refunding Series 2019:
150 3.500%, 11/01/24 No Opt. Call BB 146,394
410 3.875%, 11/01/29 11/27 at 102.00 BB 375,642
85 5.000%, 11/01/34 11/27 at 102.00 BB 80,485
285 Conner Creek Academy East, Michigan, Public School Revenue Bonds,
Series 2007, 5.000%, 11/01/26
1/23 at 100.00 B   271,901
County of Calhoun Hospital Finance Authority, Michigan,
Hospital Revenue Bonds, Oaklawn Hospital, Refunding
Series 2016:
1,915 5.000%, 2/15/30 2/27 at 100.00 Ba1 1,985,089
2,010 5.000%, 2/15/31 2/27 at 100.00 Ba1 2,080,491
3,305 Detroit Service Learning Academy, Michigan, Public School Academy
Revenue Bonds, Refunding Series 2021, 4.000%, 7/01/31
7/28 at 103.00 BB-   2,995,222
50,000 Detroit, Michigan, Sewage Disposal System Revenue Bonds, Senior Lien
Floating Libor Notes Series 2006D, 3.794%, 7/01/32 - AGM Insured
(3-Month LIBOR*0.67% reference rate + 0.600% spread) (5)
4/23 at 100.00 A1   48,926,500
5 Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien,
Series 2006B, 5.000%, 7/01/36 - NPFG Insured
1/23 at 100.00 A2   5,008
10,000 Detroit, Wayne County, Michigan, General Obligation Bonds, Financial
Recovery Series 2014B-1, 4.000%, 4/01/44
1/23 at 100.00 N/R   7,199,300
825 Gerald R. Ford International Airport Authority, Kent County, Michigan,
Revenue Bonds, Limited Tax General Obligation Series 2021, 5.000%,
1/01/46, (AMT)
1/32 at 100.00 N/R   870,845
1,250 Michigan Finance Authority, Higher Education Limited Obligation
Revenue Bonds, Aquinas College Project, Refunding Series 2021,
4.000%, 5/01/31
No Opt. Call N/R   1,100,725
705 Michigan Finance Authority, Public School Academy Limited Obligation
Revenue Bonds, Cesar Chavez Academy Project, Refunding Series
2019, 4.000%, 2/01/29
2/27 at 102.00 BB+   662,785
1,125 Michigan Finance Authority, Public School Academy Limited Obligation
Revenue Bonds, Hanley International Academy, Inc. Project, Refunding
Series 2021, 3.500%, 9/01/30
No Opt. Call BB   979,425
605 Michigan Finance Authority, Public School Academy Limited Obligation
Revenue Bonds, Madison Academy Project, Refunding Series 2021,
4.250%, 12/01/39
12/27 at 100.00 N/R   466,552
1,335 Michigan Finance AuthorIty, Public School Academy Limited Obligation
Revenue Bonds, Voyageur Academy Project, Refunding Series 2017.
Private Placement of 2017, 5.900%, 7/15/46, 144A
7/27 at 100.00 N/R   1,049,203
8,530 Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds,
2007 Sold Tobacco Receipts, Series 2020B2-CL2, 0.000%, 6/01/65
12/30 at 18.38 N/R   742,536
665 Saline Economic Development Corporation, Michigan, Limited
Obligation Revenue and Refunding Bonds, Evangelical Homes of
Michigan, Series 2012, 5.250%, 6/01/32
1/23 at 100.00 BB   623,132
1,115 Universal Academy, Michigan, Public School Academy Bonds,
Refunding Series 2021, 4.000%, 12/01/40
12/28 at 103.00 BBB-   957,919

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Michigan (continued)
$ 580 Warren Academy, Macomb County, Michigan, Revenue Bonds, Public
School Academy, Refunding Series 2020A, 5.000%, 5/01/35, 144A
5/27 at 100.00 N/R   $ 496,787
84,900 Total Michigan 72,015,941
Minnesota - 1.2%
Baytown Township, Minnesota Charter School Lease
Revenue Bonds, Saint Croix Preparatory Academy,
Refunding Series 2016A:
320 3.500%, 8/01/26 No Opt. Call BB+ 302,349
400 3.500%, 8/01/27 8/26 at 100.00 BB+ 371,688
270 4.000%, 8/01/28 8/26 at 100.00 BB+ 253,238
415 4.000%, 8/01/29 8/26 at 100.00 BB+ 383,838
260 4.000%, 8/01/30 8/26 at 100.00 BB+ 237,603
300 4.000%, 8/01/31 8/26 at 100.00 BB+ 270,696
455 Bethel, Minnesota, Charter School Lease Revenue Bonds, Level Up
Academy, Taxable Series 2021B, 6.000%, 6/15/27
No Opt. Call N/R   414,960
Brooklyn Park, Minnesota, Charter School Lease Revenue
Bonds, Athlos Leadership Academy Project, Series
2015A:
480 4.750%, 7/01/25 No Opt. Call N/R 469,215
630 5.250%, 7/01/30 7/25 at 100.00 N/R 599,262
540 City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds,
DaVinci Academy Project, Series 2016A, 5.000%, 7/01/31
7/24 at 102.00 N/R   536,312
375 City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds,
DaVinci Academy Project,Series 2016A, 4.000%, 7/01/28
7/24 at 102.00 N/R   356,145
Columbia Heights, Minnesota, Charter School Lease
Revenue Bonds, Prodeo Academy Project, Series 2019A:
1,415 3.875%, 7/01/29 7/27 at 102.00 N/R 1,292,319
1,680 5.000%, 7/01/34 7/27 at 102.00 N/R 1,576,428
2,135 5.000%, 7/01/39 7/27 at 102.00 N/R 1,917,508
1,000 Columbus, Minnesota, Charter School Lease Revenue Bonds, New
Millennium Academy Project, Series 2015A, 5.000%, 7/01/25
No Opt. Call B   979,410
70 Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle
Ridge Academy Project, Series 2015A, 4.400%, 7/01/25
No Opt. Call BB+   69,608
Duluth Economic Development Authority, Minnesota,
Health Care Facilities Revenue Bonds, Saint Luke's
Hospital of Duluth Obligated Group, Series
2022A,  Forward Delivery:
500 5.000%, 6/15/29 No Opt. Call BBB- 523,250
500 5.000%, 6/15/30 No Opt. Call BBB- 526,110
500 5.000%, 6/15/31 No Opt. Call BBB- 528,275
500 5.000%, 6/15/32 No Opt. Call BBB- 529,460
625 5.000%, 6/15/33 6/32 at 100.00 BBB- 659,569
600 4.000%, 6/15/34 6/32 at 100.00 BBB- 573,666
260 4.000%, 6/15/35 6/32 at 100.00 BBB- 244,662
450 4.000%, 6/15/36 6/32 at 100.00 BBB- 417,051
425 4.000%, 6/15/37 6/32 at 100.00 BBB- 387,307
300 4.000%, 6/15/39 6/32 at 100.00 BBB- 266,745
Hugo, Minnesota, Charter School Lease Revenue Bonds,
Noble Academy Project, Series 2014A:
500 4.000%, 7/01/23 No Opt. Call BB 499,030
420 4.000%, 7/01/24 No Opt. Call BB 416,224
500 5.000%, 7/01/29 7/24 at 100.00 BB 499,995

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Minnesota (continued)
Independence, Minnesota, Charter School Lease
Revenue Bonds, Paladin Career & Technical High School
Project, Series 2021A:
$ 225 3.250%, 6/01/31 6/29 at 102.00 N/R $ 186,041
170 4.000%, 6/01/41 6/29 at 102.00 N/R 128,405
2,100 Independence, Minnesota, Charter School Lease Revenue Bonds, Spero
Academy Project, Series 2021A, 5.000%, 7/01/56, 144A
7/27 at 100.00 N/R   1,435,077
550 International Falls, Minnesota, Solid Waste Disposal Revenue Bonds,
Boise Cascade Corporation Project, Refunding Series 1999, 6.850%,
12/01/29, (AMT)
1/23 at 100.00 B1   552,481
1,880 Lake Crystal, Minnesota, Housing and Health Care Revenue Bonds,
Ecumen Second Century & Owatonna Senior Living Project, Refunding
Series 2014A, 4.500%, 9/01/44, (Mandatory Put 9/01/24)
1/23 at 100.00 N/R   1,832,229
Maple Plain, Minnesota Senior Housing and Healthcare
Revenue Bonds, Haven Homes, Inc. Project, Series 2019:
500 4.250%, 7/01/39 7/25 at 102.00 N/R 406,900
500 5.000%, 7/01/39 7/25 at 102.00 N/R 452,960
850 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Cyber
Village Academy Project, Series 2022A, 5.250%, 6/01/42
6/32 at 100.00 N/R   800,632
260 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Cyber
Village Academy Project, Taxable Series 2022B, 5.500%, 6/01/27
No Opt. Call N/R   256,898
585 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Friendship Academy of the Arts Project, Series 2019A, 4.000%,
12/01/31, 144A
12/27 at 100.00 N/R   518,889
Minneapolis, Minnesota, Charter School Lease Revenue
Bonds, Hennepin Schools Project, Series 2021A:
1,685 4.000%, 7/01/31 No Opt. Call BB- 1,554,143
4,350 4.000%, 7/01/41 7/31 at 100.00 BB- 3,452,116
Minneapolis, Minnesota, Charter School Lease Revenue
Bonds, Hiawatha Academies Project, Series 2022A:
890 5.000%, 7/01/32 No Opt. Call N/R 854,249
550 5.375%, 7/01/42 7/32 at 100.00 N/R 507,831
445 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Hiawatha Academies Project, Taxable Series 2022B, 5.750%, 7/01/25
No Opt. Call N/R   439,251
585 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Spero
Academy Project, Series 2017A, 5.500%, 7/01/27, 144A
No Opt. Call N/R   587,024
1,840 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Twin
Cities International Schools Project, Series 2017A, 4.250%, 12/01/27,
144A
No Opt. Call N/R   1,791,424
Minneapolis, Minnesota, Charter School Lease Revenue
Bonds, Venture Academy Project, Series 2022A:
650 5.000%, 6/01/32, 144A 6/30 at 102.00 N/R 605,956
2,365 5.250%, 6/01/42, 144A 6/30 at 102.00 N/R 2,088,934
4,035 5.250%, 6/01/52, 144A 6/30 at 102.00 N/R 3,404,733
3,005 5.500%, 6/01/57, 144A 6/30 at 102.00 N/R 2,579,131
130 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Yinghua
Academy Project, Series 2013A, 5.000%, 7/01/23
No Opt. Call BB+   130,261
Minneapolis, Minnesota, Tax Increment Revenue Bonds,
Village at St. Anthony Falls Project, Refunding Series
2015:
335 4.000%, 3/01/24 3/23 at 100.00 N/R 333,841
325 4.000%, 3/01/27 3/23 at 100.00 N/R 319,927

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Minnesota (continued)
Otsego, Minnesota, Charter School Lease Revenue
Bonds, Kaleidoscope Charter School Project, Series
2014A:
$ 370 4.150%, 9/01/24 No Opt. Call BB- $ 364,050
1,100 5.000%, 9/01/34 9/24 at 100.00 BB- 1,046,672
2,285 Owatonna, Minnesota, Housing and Health Care Revenue Bonds,
Ecumen Second Century & Owatonna Senior Living Project, Refunding
Series 2014B, 4.500%, 9/01/44, (Mandatory Put 9/01/24)
1/23 at 100.00 N/R   2,217,524
1,090 Rochester, Minnesota, Charter School Lease Revenue Bonds, Rochester
Math & Science Academy Project, Series 2018A, 4.500%, 9/01/26
No Opt. Call N/R   1,020,938
Saint Cloud, Minnesota, Charter School Lease Revenue
Bonds, Athlos Academy, Series 2022A:
6,165 5.500%, 6/01/42, 144A 6/30 at 102.00 N/R 5,471,561
10,650 5.750%, 6/01/52, 144A 6/30 at 102.00 N/R 9,393,513
2,000 5.875%, 6/01/57, 144A 6/30 at 102.00 N/R 1,762,200
800 Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride
Academy Project, Series 2016A, 3.750%, 4/01/26
No Opt. Call N/R   731,312
3,910 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Community School of Excellence,
Series 2016A, 5.000%, 7/01/28, 144A
7/26 at 100.00 N/R   3,854,713
200 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Great River School Project, Series
2017A, 4.750%, 7/01/29, 144A
7/27 at 100.00 N/R   197,146
Saint Paul Housing and Redevelopment Authority,
Minnesota, Lease Revenue Bonds, Hope Community
Academy Project, Series 2015A:
500 4.000%, 12/01/24 No Opt. Call BB 487,885
700 4.500%, 12/01/29 12/24 at 100.00 BB 660,177
Savage, Minnesota Charter School Lease Revenue Bonds,
Aspen Academy Project, Series 2016A:
1,175 4.000%, 10/01/26 No Opt. Call N/R 1,131,008
1,115 4.750%, 10/01/31 10/26 at 100.00 N/R 1,056,741
120 Winona Port Authority, Minnesota, Charter School Lease Revenue
Bonds, Bluffview Montessori School Project, Refunding Series 2016,
3.750%, 6/01/26
6/24 at 100.00 N/R   113,406
Woodbury Housing and Redevelopment Authority,
Minnesota, Revenue Bonds, Saint Therese of Woodbury,
Series 2014:
200 4.000%, 12/01/23 No Opt. Call N/R 197,368
400 4.000%, 12/01/24 No Opt. Call N/R 389,040
78,415 Total Minnesota 71,416,510
Mississippi - 0.2%
1,560 Mississippi Business Finance Corporation, Gulf Opportunity Zone
Revenue Bonds, King Edward Mixed-Use Project, Refunding Series
2019A, 4.000%, 10/15/30, 144A
10/26 at 100.00 N/R   1,323,957
2,700 Mississippi Business Finance Corporation, Gulf Opportunity Zone
Revenue Bonds, King Edward Mixed-Use Project, Refunding
Subordinate Series 2019B, 4.000%, 10/15/49, (Mandatory Put
4/15/29), 144A
10/26 at 100.00 N/R   2,234,385
6,520 Mississippi Business Finance Corporation, Revenue Bonds, System
Energy Resources, Inc. Project, Refunding Series 2021, 2.375%,
6/01/44
6/26 at 100.00 Baa1   4,327,128

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Mississippi (continued)
$ 5,840 Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds,
Baptist Memorial Healthcare, Series 2016A, 5.000%, 9/01/41
9/26 at 100.00 BBB+   $ 5,856,644
16,620 Total Mississippi 13,742,114
Missouri - 0.8%
Boone County, Missouri, Hospital Revenue Bonds, Boone
Hospital Center, Refunding Series 2016:
1,515 5.000%, 8/01/24 No Opt. Call Ba3 1,541,982
1,910 5.000%, 8/01/27 8/26 at 100.00 Ba1 1,842,061
1,000 4.000%, 8/01/38 8/26 at 100.00 Ba1 766,010
Branson Industrial Development Authority, Missouri,
Tax Increment Revenue Bonds, Branson Shoppes
Redevelopment Project, Refunding Series 2017A:
650 4.000%, 11/01/26 11/25 at 100.00 N/R 619,749
1,125 4.000%, 11/01/27 11/25 at 100.00 N/R 1,055,160
1,240 3.900%, 11/01/29 11/25 at 100.00 N/R 1,111,263
615 Cape Girardeau County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Southeasthealth, Series 2016A,
6.000%, 3/01/33
3/23 at 103.00 Ba1   636,058
Cape Girardeau County Industrial Development
Authority, Missouri, Health Facilities Revenue Bonds,
Southeasthealth, Series 2017A:
875 5.000%, 3/01/27 No Opt. Call Ba1 915,084
1,400 5.000%, 3/01/28 3/27 at 100.00 Ba1 1,458,884
700 5.000%, 3/01/30 3/27 at 100.00 Ba1 726,404
200 5.000%, 3/01/31 3/27 at 100.00 Ba1 207,068
3,525 5.000%, 3/01/36 3/27 at 100.00 Ba1 3,605,617
940 Kansas City Industrial Development Authority, Missouri, Revenue Bonds,
Platte Purchase Project A, Series 2019, 5.000%, 7/01/40, 144A
9/24 at 103.00 N/R   797,421
1,100 Kansas City Industrial Development Authority, Missouri, Sales Tax
Revenue Bonds, Ward Parkway Center Community Improvement
District, Senior Refunding & Improvement Series 2016, 5.000%,
4/01/46, 144A
4/26 at 100.00 N/R   939,686
Kirkwood Industrial Development Authority, Missouri,
Retirement Community Revenue Bonds, Aberdeen
Heights Project, Refunding Series 2017A:
1,000 5.000%, 5/15/25 No Opt. Call BB 987,460
1,075 5.000%, 5/15/26 No Opt. Call BB 1,054,102
1,080 5.000%, 5/15/27 No Opt. Call BB 1,049,447
1,150 5.250%, 5/15/28 5/27 at 100.00 BB 1,119,042
2,645 5.250%, 5/15/31 5/27 at 100.00 BB 2,505,820
Land Clearance for Redevelopment Authority of Kansas
City, Missouri, Project Revenue Bonds, Convention
Center Hotel Project - TIF Financing, Series 2018B:
1,435 4.375%, 2/01/31, 144A 2/28 at 100.00 N/R 1,202,401
2,750 5.000%, 2/01/40, 144A 2/28 at 100.00 N/R 2,096,077
1,800 5.000%, 2/01/50, 144A 2/28 at 100.00 N/R 1,254,942
1,750 Lee's Summit, Missouri, Special Obligation Tax Increment and Special
District Improvement Bonds, Summit Fair Project, Refunding Series
2017, 4.000%, 11/01/27, 144A
No Opt. Call N/R   1,648,727
940 Liberty, Missouri, Special Obligation Tax Increment and Special Districts
Bonds, Liberty Commons Project, Series 2015A, 5.125%, 6/01/25,
144A
No Opt. Call N/R   919,292

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Missouri (continued)
Missouri Southern State University, Auxiliary Enterprise
System Revenue Bonds, Series 2021:
$ 2,515 4.000%, 10/01/31 No Opt. Call N/R $ 2,286,789
2,135 4.000%, 10/01/34 10/31 at 100.00 N/R 1,862,190
Plaza at Noah's Ark Community Improvement District,
Saint Charles, Missouri, Tax Increment and Improvement
District Revenue Bonds, Series 2021:
150 3.000%, 5/01/30 5/29 at 100.00 N/R 132,288
500 3.125%, 5/01/35 5/29 at 100.00 N/R 407,585
610 Raymore, Missouri, Tax Increment Revenue Bonds, Raymore Galleria
Project, Refunding & Improvement Series 2014A, 5.000%, 5/01/24
5/23 at 100.00 N/R   605,645
1,605 Saint Louis County Industrial Development Authority, Missouri, Health
Facilities Revenue Bonds, Nazareth Living Center, Series 2015A,
5.000%, 8/15/25
No Opt. Call N/R   1,601,790
Saint Louis County Industrial Development Authority,
Missouri, Health Facilities Revenue Bonds, Ranken-Jordan
Project, Refunding & Improvement Series 2016:
895 5.000%, 11/15/27 11/25 at 100.00 N/R 910,170
990 5.000%, 11/15/29 11/25 at 100.00 N/R 1,006,484
1,095 5.000%, 11/15/31 11/25 at 100.00 N/R 1,112,027
500 Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Saint Andrew's Resources for Seniors, Series 2015A, 5.000%,
12/01/25
No Opt. Call N/R   501,635
2,360 Saint Louis Industrial Development Authority, Missouri, Revenue Bonds,
Confluence Academy Project, Series 2022A, 5.500%, 6/15/42, 144A
6/31 at 100.00 N/R   2,132,779
1,500 Saint Louis Land Clearance for Redevelopment Authority, Missouri,
Annual Appropriation Revenue Bonds, Contractual Payments of St.
Louis City Scottrade Center Project, Series 2018A, 5.000%, 4/01/38
4/27 at 100.00 A   1,550,850
555 Stoddard County Industrial Development Authority, Missouri, Health
Facility Revenue Bonds, Southeasthealth, Series 2016B, 6.000%,
3/01/37
3/23 at 103.00 Ba1   573,676
2,025 The Industrial Development Authority of the City of Saint Louis,
Missouri, Development Financing Revenue Bonds, Ballpark Village
Development Project, Series 2017A, 3.875%, 11/15/29
11/26 at 100.00 N/R   1,753,690
500 The Industrial Development Authority of the County of St. Louis,
Missouri, Transportation Development Refunding Revenue Bonds,
Series 2019B, 4.375%, 3/01/33, 144A
3/27 at 100.00 N/R   445,135
400 Town and Country Crossing Transportation Development District,
Missouri, Transporation Sales Tax Revenue Bonds, Refunding Series
2020A, 3.375%, 4/01/37
4/28 at 100.00 N/R   344,776
50,755 Total Missouri 47,287,266
Montana - 0.0%
Kalispell, Montana, Housing and Healthcare Facilities
Revenue Bonds, Immanuel Lutheran Corporation, Series
2017A:
1,000 5.000%, 5/15/27 5/25 at 102.00 N/R 974,340
1,180 5.250%, 5/15/30 5/25 at 102.00 N/R 1,140,080
435 5.250%, 5/15/32 5/25 at 102.00 N/R 414,242
2,615 Total Montana 2,528,662
Nebraska - 0.9%
2,425 Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds,
Refunding Crossover Series 2017A, 5.000%, 9/01/42
No Opt. Call BBB+   2,436,664

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Nebraska (continued)
$ 50,000 Central Plains Energy Project, Nebraska, Gas Project Revenue Bonds,
Project 5, SOFR Series 2022-2, 5.074%, 5/01/53, (Mandatory Put
10/01/29) (SOFR*0.67% reference rate + 2.180% spread), (UB) (4),(5)
7/29 at 100.00 A2   $ 50,331,000
52,425 Total Nebraska 52,767,664
Nevada - 0.7%
510 Clark County, Nevada, Local Improvement Bonds, Special Improvement
District 151 Summerlin-Mesa, Refunding Series 2015, 4.500%, 8/01/24
No Opt. Call N/R   511,520
1,140 Clark County, Nevada, Local Improvement Bonds, Special Improvement
District 159 Summerlin Village 16A, Series 2015, 5.000%, 8/01/28
8/25 at 100.00 N/R   1,151,981
1,078 Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels
LLC Project, Green Series 2017B, 5.125%, 12/15/37, (AMT), 144A
12/27 at 100.00 N/R   815,582
3,030 Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels
LLC Project, Green Series 2018, 6.950%, 2/15/38, (AMT), 144A
8/28 at 100.00 N/R   2,692,852
2,000 Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels
LLC Project, Green Series 2020, 6.750%, 2/15/38, 144A
2/31 at 100.00 N/R   1,724,740
Director of Nevada State Department of Business &
Industry, Environmental Improvement Revenue Bonds,
Fulcrum Sierra BioFuels LLC Project, Series 2017:
11,376 5.875%, 12/15/27, (AMT), 144A No Opt. Call N/R 11,642,267
2,935 6.250%, 12/15/37, (AMT), 144A 12/27 at 100.00 N/R 2,610,829
650 Director of the State of Nevada Department of Business and Industry,
Charter School Lease Revenue Bonds, Somerset Academy, Series
2015, 4.000%, 12/15/25, 144A
No Opt. Call BB   642,161
1,520 Director of the State of Nevada Department of Business and Industry,
Charter School Lease Revenue Bonds, Somerset Academy, Series
2018A, 4.500%, 12/15/29, 144A
12/25 at 100.00 BB   1,503,006
Henderson, Nevada, Limited Obligation Bonds, Local
Improvement District T-18 Inspirada, Refunding Series
2016:
1,565 4.000%, 9/01/32 9/26 at 100.00 N/R 1,451,365
675 4.000%, 9/01/35 9/26 at 100.00 N/R 606,724
780 Henderson, Nevada, Local Improvement District No. T-20 Rainbow
Canyon, Local Improvement Bonds, Series 2018, 5.000%, 9/01/38
9/28 at 100.00 N/R   776,857
Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 808 & 810 Summerlin Village 23B,
Refunding Series 2014:
470 5.000%, 6/01/23 No Opt. Call N/R 471,838
440 5.000%, 6/01/24 No Opt. Call N/R 444,844
715 5.000%, 6/01/25 6/24 at 100.00 N/R 722,665
Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 812 Summerlin Village 24, Series
2015:
455 5.000%, 12/01/26 12/25 at 100.00 N/R 463,022
1,425 5.000%, 12/01/28 12/25 at 100.00 N/R 1,441,088
325 Las Vegas, Nevada, Local Improvement Bonds, Special Improvement
District 814 Summerlin Village 21& 24A, Series 2019, 4.000%, 6/01/39
6/29 at 100.00 N/R   287,573
335 Neveda State Director of the Department of Business and Industry,
Charter School Revenue Bonds, Doral Academy of Nevada, Series
2017A, 5.000%, 7/15/27, 144A
7/25 at 100.00 BB+   337,285

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Nevada (continued)
North Las Vegas, Nevada, Local Improvement Bonds,
Special Improvement District 64 Valley Vista, Series 2019:
$ 660 4.250%, 6/01/34 12/28 at 100.00 N/R $ 622,380
800 4.500%, 6/01/39 12/28 at 100.00 N/R 744,904
North Las Vegas, Nevada, Local Improvement Bonds,
Special Improvement District 65 Northern Beltway
Commercial Area, Series 2017:
850 4.000%, 12/01/27, 144A No Opt. Call N/R 835,397
840 5.000%, 12/01/37, 144A 12/27 at 100.00 N/R 842,008
3,795 Reno, Nevada, Redevelopment Agency Downtown Project Tax
Allocation Bonds, Senior Lien, Refunding Series 2007B, 5.000%,
6/01/27
1/23 at 100.00 BB-   3,795,152
1,350 Reno, Nevada, Redevelopment Agency Downtown Project Tax
Allocation Bonds, Series 2007C, 5.400%, 6/01/27
1/23 at 100.00 N/R   1,327,360
400 Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding Bonds,
ReTrac-Reno Transporation Rail Access Corridor Project, Series 2018B,
5.000%, 6/01/38 - AGM Insured
12/28 at 100.00 A2   424,760
135 Sparks, Nevada, Sales Tax Revenue Bonds, Tourism Improvement District
1 Legends at Sparks Marina, Refunding Senior Series 2019A, 2.500%,
6/15/24, 144A
No Opt. Call Ba2   130,980
2,500 Tahoe-Douglas Visitors Authority, Nevada, Stateline Revenue Bonds,
Series 2020, 5.000%, 7/01/40
7/30 at 100.00 N/R   2,498,350
42,754 Total Nevada 41,519,490
New Hampshire - 0.6%
4,770 National Finance Authority, New Hampshire, Resource Recovery
Revenue Bonds, Covanta Project, Refunding Series 2020A, 3.625%,
7/01/43, (Mandatory Put 7/02/40), 144A
7/25 at 100.00 B   3,741,349
6,725 National Finance Authority, New Hampshire, Resource Recovery
Revenue Bonds, Covanta Project, Refunding Series 2020B, 3.750%,
7/01/45, (AMT), (Mandatory Put 7/02/40), 144A
7/25 at 100.00 B   5,367,962
25,125 National Finance Authority, New Hampshire, Revenue Bonds, GHI Kiran
Capital LLC Project, Series 2022, 6.250%, 9/01/30, 144A
1/23 at 100.00 N/R   24,025,028
36,620 Total New Hampshire 33,134,339
New Jersey - 1.3%
6,035 Camden County Improvement Authority, New Jersey, Lease Revenue
Bonds, Rowan University School of Osteopathic Medicine Project,
Refunding Series 2013A, 5.000%, 12/01/32
12/23 at 100.00 A   6,122,387
1,650 Gloucester County Pollution Control Financing Authority, New Jersey,
Pollution Control Revenue Bonds, Logan Project, Refunding Series
2014A, 5.000%, 12/01/24, (AMT), (ETM)
No Opt. Call N/R  (6) 1,675,030
New Jersey Building Authority, State Building Revenue
Bonds, Refunding Series 2016A:
445 4.000%, 6/15/30, (Pre-refunded 6/15/26) 6/26 at 100.00 N/R (6) 463,428
1,070 4.000%, 6/15/30, (Pre-refunded 6/15/26) 6/26 at 100.00 BBB (6) 1,117,893
100 New Jersey Economic Development Authority, Charter School Revenue
Bonds, Greater Brunswick Charter School, Series 2014A, 4.750%,
8/01/24, 144A
No Opt. Call N/R   99,741
900 New Jersey Economic Development Authority, Charter School Revenue
Bonds, North Star Academy Charter School of Newark, Series 2017,
5.000%, 7/15/32
7/27 at 100.00 BBB-   930,177
210 New Jersey Economic Development Authority, Charter School Revenue
Bonds, Teaneck Community Charter School, Series 2017A, 4.250%,
9/01/27, 144A
No Opt. Call BB   206,075

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey (continued)
New Jersey Economic Development Authority, Fixed
Rate Revenue Bonds, Lions Gate Project, Series 2014:
$ 265 4.375%, 1/01/24 No Opt. Call N/R $ 262,583
2,000 5.000%, 1/01/34 1/24 at 100.00 N/R 1,839,180
860 New Jersey Economic Development Authority, Lease Revenue Bonds,
Liberty State Park Project, Refunding Series 2015A, 4.125%, 6/15/26
6/25 at 100.00 BBB   877,080
980 New Jersey Economic Development Authority, Revenue Bonds, Motor
Vehicle Surcharge, Refunding Subordinate Series 2017A, 3.375%,
7/01/30
7/27 at 100.00 BB+   947,680
650 New Jersey Economic Development Authority, Revenue Bonds,
Provident Group - Rowan Properties LLC - Rowan University Student
Housing Project, Series 2015A, 5.000%, 1/01/25
No Opt. Call B   643,285
4,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2016AAA, 5.000%, 6/15/41
12/26 at 100.00 BBB+   4,065,440
New Jersey Economic Development Authority, School
Facilities Construction Bonds, Tender Option Bond Trust
Series 2018-XG0168:
1,000 1.162%, 9/01/27, 144A, (IF) (4) 3/23 at 100.00 BBB 1,000,070
New Jersey Economic Development Authority, School
Facilities Construction Financing Program Bonds,
Refunding Series 2013-I:
19,735 5.280%, 9/01/27, (UB) (SIFMA reference rate + 1.550% spread) (4),(5) 3/23 at 100.00 BBB+ 19,735,197
3,000 5.260%, 3/01/28 (SIFMA reference rate + 1.600% spread) (5) 3/23 at 100.00 BBB 3,000,000
2,200 5.260%, 3/01/28, (UB) (SIFMA reference rate + 1.600% spread) (4),(5) 3/23 at 100.00 BBB 2,200,000
250 New Jersey Economic Development Authority, School Facilities
Construction Financing Program Bonds, Tender Option Bond Trust
2016-XF2340, 0.000%, 9/01/25, 144A, (IF) (4)
3/25 at 100.00 BBB   250,475
100 New Jersey Economic Development Authority, School Revenue Bonds,
Leap Academy University Charter School Inc. Project; Series 2014A,
5.125%, 10/01/24, 144A
No Opt. Call BB-   100,214
4,740 New Jersey Economic Development Authority, Special Facilities
Revenue Bonds, Continental Airlines Inc., Refunding Series 2012,
5.750%, 9/15/27, (AMT)
1/23 at 100.00 B   4,739,953
10,500 New Jersey Economic Development Authority, Special Facilities
Revenue Bonds, Continental Airlines Inc., Series 1999, 5.250%,
9/15/29, (AMT)
1/23 at 101.00 B+   10,449,180
New Jersey Economic Development Authority, Special
Facilities Revenue Bonds, Continental Airlines Inc., Series
2000A & 2000B:
3,315 5.625%, 11/15/30, (AMT) 3/24 at 101.00 B+ 3,331,906
1,950 5.625%, 11/15/30, (AMT) 3/24 at 101.00 B+ 1,959,945
1,680 New Jersey Economic Development Authority, Special Facility Revenue
Bonds, Port Newark Container Terminal LLC Project, Refunding Series
2017, 5.000%, 10/01/27, (AMT)
No Opt. Call Baa3   1,727,662
2,355 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
University Hospital Issue, Refunding Series 2015A, 5.000%, 7/01/46 -
AGM Insured
7/25 at 100.00 BB-   2,371,979
1,000 New Jersey Transportation Trust Fund Authority, Federal Highway
Reimbursement Revenue Notes, Series 2016A-1, 5.000%, 6/15/30
6/26 at 100.00 A3   1,052,730
1,500 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019AA, 4.125%, 6/15/39
12/28 at 100.00 BBB   1,429,035
1,000 South Jersey Port Corporation, New Jersey, Marine Terminal Revenue
Bonds, Refunding Series 2016S, 5.000%, 1/01/34
1/26 at 100.00 BBB-   1,031,040

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey (continued)
South Jersey Port Corporation, New Jersey, Marine
Terminal Revenue Bonds, Subordinate Series 2017B:
$ 850 5.000%, 1/01/32, (AMT) 1/28 at 100.00 Baa1 $ 886,593
1,220 5.000%, 1/01/33, (AMT) 1/28 at 100.00 Baa1 1,270,374
1,250 5.000%, 1/01/34, (AMT) 1/28 at 100.00 Baa1 1,297,412
1,000 5.000%, 1/01/36, (AMT) 1/28 at 100.00 Baa1 1,024,900
77,810 Total New Jersey 78,108,644
New Mexico - 0.0%
150 Boulders Public Improvement District, Albuquerque, New Mexico,
Special Levy Revenue Bonds, Series 2015, 4.875%, 10/01/25
No Opt. Call N/R   146,429
2,160 Mariposa East Public Improvement District, New Mexico, Special Levy
Revenue Bonds, Series 2015B, 5.900%, 9/01/32
9/25 at 100.00 N/R   2,033,942
105 Mesa Del Sol Public Improvement District 1, Albuquerque, New Mexico,
Special Levy Revenue Bonds, Series 2013, 5.750%, 10/01/23
No Opt. Call N/R   105,170
180 Volterra Public Improvement District, Albuquerque, New Mexico, Special
Levy Revenue Bonds, Series 2014, 5.750%, 10/01/23
No Opt. Call N/R   179,195
500 Winrock Town Center Tax Increment Development District 1,
Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds,
Senior Lien Series 2022, 3.750%, 5/01/28, 144A
No Opt. Call N/R   465,520
3,095 Total New Mexico 2,930,256
New York - 3.1%
1,300 Brooklyn Arena Local Development Corporation, New York, Payment
in Lieu of Taxes Revenue Bonds, Barclays Center Project, Refunding
Series 2016A, 5.000%, 7/15/42
1/27 at 100.00 Ba1   1,236,183
540 Buffalo and Erie County Industrial Land Development Corporation,
New York, Revenue Bonds, Catholic Health System, Inc. Project, Series
2015, 5.000%, 7/01/28
7/25 at 100.00 BBB   487,787
1,000 Buffalo and Erie County Industrial Land Development Corporation, New
York, Revenue Bonds, Charter School for Applied Technologies, Series
2017A, 4.500%, 6/01/27
6/24 at 103.00 BBB   1,008,720
225 Build New York City Resource Corporation, New York, Revenue Bonds,
Global Community Charter School Project, Series 2022A, 5.000%,
6/15/42
6/32 at 100.00 BB+   212,427
700 Build New York City Resource Corporation, New York, Revenue Bonds,
Metropolitan College of New York, Series 2014, 5.250%, 11/01/34
11/24 at 100.00 BB   677,782
1,100 Build New York City Resource Corporation, New York, Revenue Bonds,
South Bronx Charter School for International Cultures and the Arts
Project, Series 2013A, 5.000%, 4/15/43, 144A
4/23 at 100.00 BB+   1,020,492
2,555 Build NYC Resource Corporation, New York, Revenue Bonds, Albert
Einstein College of Medicine, Inc, Series 2015, 5.500%, 9/01/45, 144A
9/25 at 100.00 N/R   2,545,700
3,805 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020A-1, 5.250%, 6/01/40, 144A
12/30 at 100.00 N/R   3,033,346
2,500 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020C-1, 5.000%, 6/01/40, 144A
12/30 at 100.00 N/R   2,094,025
Build NYC Resource Corporation, New York, Revenue
Bonds, Richmond Preparatory Charter School Project,
Social Impact Project Series 2021A:
400 4.000%, 6/01/31, 144A 6/29 at 100.00 N/R 363,544
450 5.000%, 6/01/36, 144A 6/29 at 100.00 N/R 432,545
1,205 Build Resource Corporation, New York, Revenue Bonds, Shefa School,
Series 2021A, 2.500%, 6/15/31, 144A
No Opt. Call N/R   1,008,368

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
Dormitory Authority of the State of New York, Insured
Revenue Bonds, Pace University, Series 2013A:
$ 15 5.000%, 5/01/23, (ETM) No Opt. Call N/R (6) $ 15,099
715 5.000%, 5/01/23 No Opt. Call BBB- 717,002
85 5.000%, 5/01/24, (Pre-refunded 5/01/23) 5/23 at 100.00 N/R (6) 85,534
65 5.000%, 5/01/26, (Pre-refunded 5/01/23) 5/23 at 100.00 N/R (6) 65,408
20 5.000%, 5/01/27, (Pre-refunded 5/01/23) 5/23 at 100.00 N/R (6) 20,126
2,000 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Obligated Group, Series 2020A, 4.000%, 9/01/50
3/30 at 100.00 BBB-   1,611,960
4,210 Glen Cove Local Economic Assistance Corporation, New York, Revenue
Bonds, Garvies Point Public Improvement Project, Current Interest
Series 2016A, 5.000%, 1/01/56
1/27 at 100.00 N/R   3,571,048
1,000 Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Series 2017A,
5.890%, 2/01/32
2/27 at 100.00 N/R   1,020,220
1,000 Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Series 2018A,
6.470%, 2/01/33
2/28 at 100.00 N/R   1,049,150
800 Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Series 2020A,
4.760%, 2/01/27
No Opt. Call N/R   776,064
Hempstead Town Local Development Corporation, New
York, Education Revenue Bonds, The Academy Charter
School Project, Series 2021A:
580 4.050%, 2/01/31 2/30 at 100.00 A2 505,714
1,080 4.450%, 2/01/41 2/30 at 100.00 A2 849,420
5,005 Jefferson County Civic Facility Development Corporation, New York,
Revenue Bonds, Samaritan Medical Center Project, Series 2017A,
4.000%, 11/01/42
11/27 at 100.00 BB   4,173,920
1,000 Madison County Capital Resource Corporation, New York, Revenue
Bonds, Cazenovia College Project, Series 2019A, 5.500%, 9/01/23 (7)
9/22 at 100.00 N/R   800,000
5,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2020D-1,
5.000%, 11/15/43
11/30 at 100.00 BBB+   4,874,500
2,345 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Refunding Green Climate Certified Series 2017C-1,
4.000%, 11/15/38
5/28 at 100.00 BBB+   2,109,187
3,970 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Variable Rate Demand Obligations, Series 2002G-1,
3.311%, 11/01/26 (SOFR*0.67% reference rate + 0.430% spread) (5)
No Opt. Call BBB+   3,880,913
12,190 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Variable Rate Demand Obligations, Series 2005D-1,
3.211%, 11/01/35, (Mandatory Put 4/01/24) (SOFR*0.67% reference rate + 0.330% spread) (5)
1/24 at 100.00 BBB+   11,990,206
Monroe County Industrial Development Corporation,
New York, Revenue Bonds, Academy of Health Sciences
Charter School Project, Social Impact Series 2022:
500 5.000%, 7/01/32, 144A No Opt. Call N/R 488,555
1,390 5.625%, 7/01/42, 144A 7/32 at 100.00 N/R 1,337,500
400 Nassau County Local Economic Assistance Corporation, New York,
Revenue Bonds, Catholic Health Services of Long Island Obligated
Group Project, Series 2014B, 5.000%, 7/01/29
7/24 at 100.00 A-   409,524
3,182 Nassau County Tobacco Settlement Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Refunding Series 2006A-2, 5.250%,
6/01/26
1/23 at 100.00 CCC+   3,110,864

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
New Rochelle Corporation, New York, Local
Development Revenue Bonds, Iona College Project,
Series 2015A:
$ 210 5.000%, 7/01/27 7/25 at 100.00 BBB $ 218,169
375 5.000%, 7/01/28 7/25 at 100.00 BBB 389,542
6,360 New York City Industrial Development Agency, New York, Civic Facility
Revenue Bonds, Bronx Parking Development Company, LLC Project,
Series 2007, 2.300%, 10/01/27 (7)
1/23 at 100.00 N/R   5,088,000
2,900 New York Counties Tobacco Trust IV, Tobacco Settlement Pass-Through
Bonds, Series 2010A, 6.250%, 6/01/41, 144A
1/23 at 100.00 B-   2,900,783
12,850 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 2 Series 2014, 5.375%,
11/15/40, 144A
11/24 at 100.00 N/R   12,511,017
5,000 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 4 World Trade Center Project, Refunding Green Series 2021A,
2.750%, 11/15/41
11/31 at 100.00 A-   3,627,250
675 New York Transportation Development Corporation, New York, Facility
Revenue Bonds, Thruway Service Areas Project, Series 2021, 4.000%,
10/31/41, (AMT)
10/31 at 100.00 BBB-   593,872
1,025 New York Transportation Development Corporation, New York, Special
Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project,
Series 2016A, 5.000%, 7/01/34, (AMT)
7/24 at 100.00 Baa2   1,034,225
1,170 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Refunding Series 2016, 5.000%, 8/01/26,
(AMT)
1/23 at 100.00 B-   1,169,953
4,465 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Series 2020, 5.250%, 8/01/31, (AMT)
8/30 at 100.00 B-   4,487,280
New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, American Airlines,
Inc. John F Kennedy International Airport Project, Series
2021:
6,600 2.250%, 8/01/26, (AMT) No Opt. Call B 6,100,314
1,000 3.000%, 8/01/31, (AMT) No Opt. Call B 871,330
4,410 New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals
C&D Redevelopment Project, Series 2018, 5.000%, 1/01/36, (AMT)
1/28 at 100.00 BB+   4,386,671
New York Transportation Development Corporation,
Special Facility Revenue Bonds, Delta Air Lines, Inc.
- LaGuardia Airport Terminals C&D Redevelopment
Project, Series 2020:
2,000 4.000%, 10/01/30, (AMT) No Opt. Call BB+ 1,935,120
3,000 5.000%, 10/01/35, (AMT) 10/30 at 100.00 BB+ 2,992,020
3,550 Niagara Area Development Corporation, New York, Solid Waste
Disposal Facility Revenue Refunding Bonds, Covanta Energy Project,
Series 2018A, 4.750%, 11/01/42, (AMT), 144A
7/23 at 100.00 B   3,156,092
3,000 Port Authority of New York and New Jersey, Consolidated Revenue
Bonds, Two Hundred Twenty-Seventh Series 2021, 3.000%, 10/01/28,
(AMT)
No Opt. Call AA-   2,932,200
2,580 Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Series 2021B-2, 0.000%, 6/01/66
6/31 at 27.72 N/R   267,469

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
Syracuse Industrial Development Authority, New
York, PILOT Revenue Bonds, Carousel Center Project,
Refunding Series 2016A:
$ 10,385 5.000%, 1/01/30, (AMT) 1/26 at 100.00 C $ 8,519,023
4,895 5.000%, 1/01/31, (AMT) 1/26 at 100.00 C 3,907,874
3,230 5.000%, 1/01/32, (AMT) 1/26 at 100.00 C 2,515,782
4,700 5.000%, 1/01/33, (AMT) 1/26 at 100.00 C 3,565,420
2,000 5.000%, 1/01/34, (AMT) 1/26 at 100.00 C 1,484,680
6,705 5.000%, 1/01/35, (AMT) 1/26 at 100.00 C 4,893,980
2,100 5.000%, 1/01/36, (AMT) 1/26 at 100.00 C 1,501,374
1,585 Syracuse Industrial Development Authority, New York, PILOT Revenue
Bonds, Carousel Center Project, Taxable Series 2007B, 5.693%,
1/01/28 - SYNCORA GTY Insured, 144A
No Opt. Call C   1,517,701
2,500 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006,
5.000%, 6/01/48
6/27 at 100.00 N/R   2,208,525
3,850 TSASC Inc., New York, Tobacco Settlement Asset-Backed Bonds, Fiscal
2017 Series B, 5.000%, 6/01/25
No Opt. Call B-   3,771,344
Westchester County Local Development Corporation,
New York, Revenue Bond, Purchase Senior Learning
Community, Inc. Project, Accd Inv Series 2021A:
20,540 5.000%, 7/01/36, 144A 7/27 at 104.00 N/R 18,001,051
15,950 5.000%, 7/01/46, 144A 7/27 at 104.00 N/R 12,811,359
2,675 Westchester County Local Development Corporation, New York,
Revenue Bond, Purchase Senior Learning Community, Inc. Project,
Accd Inv, Series 2021SD, 2.875%, 7/01/26, 144A
No Opt. Call N/R   2,574,821
Westchester County Local Development Corporation,
New York, Revenue Bonds, Kendal on Hudson Project,
Refunding Series 2022B:
275 5.000%, 1/01/27 No Opt. Call BBB+ 281,482
480 5.000%, 1/01/32 1/28 at 103.00 BBB+ 486,480
525 5.000%, 1/01/37 1/28 at 103.00 BBB+ 521,398
500 5.000%, 1/01/41 1/28 at 103.00 BBB+ 487,600
Westchester County Local Development Corporation,
New York, Revenue Bonds, Westchester Medical Center
Obligated Group Project, Refunding Series 2016:
685 5.000%, 11/01/27 11/25 at 100.00 BBB- 699,748
830 5.000%, 11/01/28 11/25 at 100.00 BBB- 847,787
207,912 Total New York 182,841,569
North Carolina - 0.1%
1,000 Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay
Area Toll Bridge, Tender Option Bond Trust 2016-XG0019, 0.438%,
4/01/36, 144A, (IF) (4)
10/26 at 100.00 AA   1,034,460
350 Mooresville, North Carolina, Special Assessment Revenue Bonds, Series
2015, 4.375%, 3/01/25, 144A
No Opt. Call N/R   341,390
3,100 North Carolina Department of Transportation, Private Activity Revenue
Bonds, I-77 Hot Lanes Project, Series 2015, 5.000%, 12/31/37, (AMT)
6/25 at 100.00 BBB   3,128,706
North Carolina Medical Care Commission, Health Care
Facilities Revenue Bonds, Lutheran Services for the
Aging, Series 2021A:
900 4.000%, 3/01/36 3/28 at 103.00 N/R 749,331
1,050 4.000%, 3/01/41 3/28 at 103.00 N/R 821,520
1,030 North Carolina Medical Care Commission, Retirement Facilities First
Mortgage Revenue Bonds, Plantation Village, Inc., Refunding Series
2021A, 4.000%, 1/01/41
1/27 at 103.00 N/R   871,988
7,430 Total North Carolina 6,947,395

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
North Dakota - 0.2%
$ 2,750 Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru
Health System Obligated Group, Series 2021, 4.000%, 12/01/46
12/31 at 100.00 BBB-   $ 2,330,433
Ward County Health Care, North Dakota, Revenue Bonds,
Trinity Obligated Group, Series 2017C:
2,300 5.000%, 6/01/43 6/28 at 100.00 BB+ 2,049,645
6,500 5.000%, 6/01/48 6/28 at 100.00 BB+ 5,690,880
11,550 Total North Dakota 10,070,958
Ohio - 3.7%
3,880 Brecksville, Ohio, Tax Increment Financing Revenue Bonds, Valor Acres
Project, Series 2022, 5.625%, 12/01/53, 144A
12/32 at 100.00 N/R   3,556,563
163,915 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Capital Appreciation Series 2020B-3 Class 2, 0.000%, 6/01/57
6/30 at 22.36 N/R   18,822,359
19,455 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 N/R   16,911,842
8,220 Cleveland, Ohio, Airport Special Revenue Bonds, Continental Airlines
Inc. Project, Series 1998, 5.375%, 9/15/27, (AMT)
1/23 at 100.00 B   8,222,137
5,000 Columbus-Franklin County Finance Authority, Ohio, Tax Increment
Financing Revenue Bonds, Bridge Park D Block Project, Series 2019A-
1, 5.000%, 12/01/51
6/29 at 100.00 N/R   4,778,900
2,065 Columbus-Franklin County Finance Authority, Ohio, Tax Increment
Financing Revenue Bonds, Easton Project, Series 2020, 5.000%,
6/01/28, 144A
No Opt. Call N/R   2,051,970
5,000 Count of Washington, Ohio, Hospital Facilities Revenue Bonds, Series
2022, (Memorial Health System Obligated Group), 6.375%, 12/01/37
12/32 at 100.00 N/R   5,004,550
20,250 County of Lucas, Ohio, Hospital Revenue Bonds, ProMedica Healthcare
Obligated Group, Series 2018A, 5.250%, 11/15/48
11/28 at 100.00 BB   17,662,455
5,000 County of Washington, Ohio, Hospital Facilities Revenue Bonds, Series
2022, 6.625%, 12/01/42
12/32 at 100.00 N/R   4,985,400
Cuyahoga County Ohio, Health Care and Independent
Living Facilities, Revenue Refunding Bonds, Eliza
Jennings Senior Care Network, Series 2022A:
2,725 5.000%, 5/15/32 5/29 at 103.00 BB+ 2,649,409
3,305 5.375%, 5/15/37 5/29 at 103.00 BB+ 3,184,665
4,310 5.500%, 5/15/42 5/29 at 103.00 BB+ 4,121,782
1,000 Evans Farm New Communty Authority, Ohio, Community Development
Charge Revenue Bonds, Evans Farm Mixed-Use Project, Series 2020,
3.375%, 12/01/29
6/29 at 100.00 N/R   887,760
4,295 Fairfield County, Ohio, Hospital Facilities Revenue Bonds, Fairfield
Medical Center Project, Series 2013, 5.000%, 6/15/43
6/23 at 100.00 Ba2   4,178,004
2,000 Franklin County Convention Facilities Authority, Ohio, Hotel Project
Revenue Bonds, Greater Columbus Convention Center Hotel
Expansion Project, Series 2019, 5.000%, 12/01/51
12/29 at 100.00 BBB-   1,932,440
Franklin County, Ohio, Health Care Facilities Revenue
Bonds, Friendship Village of Dublin, Ohio, Inc., Refunding
&Improvement Series 2014:
150 5.000%, 11/15/23 No Opt. Call BBB+ 151,543
205 5.000%, 11/15/24 No Opt. Call BBB+ 209,164
200 5.000%, 11/15/25 11/24 at 100.00 BBB+ 204,062
500 5.000%, 11/15/26 11/24 at 100.00 BBB+ 510,310
4,015 Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC Health,
Series 2020, 5.000%, 9/15/50
3/30 at 100.00 A3   3,902,700

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
$ 1,000 Jefferson County Port Authority, Ohio, Economic Develoepment
Revenue Bonds, JSW Steel USA Ohio, Inc. Project, Series 2021,
3.500%, 12/01/51, (AMT)
12/31 at 100.00 Ba1   $ 693,260
525 Jeffrey Place New Community Authority, Ohio, Jeffrey Place
Redevelopment Bonds, Series 2007A, 5.000%, 12/01/32
1/23 at 100.00 N/R   479,572
395 Jeffrey Place New Community Authority, Ohio, Jeffrey Place
Redevelopment Bonds, Series 2014A, 5.375%, 12/01/23
6/23 at 100.00 N/R   392,583
2,250 Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis
HealthCare System Obligated Group Project, Series 2013, 5.000%,
2/15/27
2/23 at 100.00 Ba2   2,250,765
7,515 Ohio Air Quality Development Authority, Ohio, Air Quality Development
Revenue Bonds, FirstEnergy Generation Corporation Project, Series
2009A, 5.700%, 8/01/23
No Opt. Call N/R   9,394
21,500 Ohio Air Quality Development Authority, Ohio, Exempt Facilities
Revenue Bonds, AMG Vanadium Project, Series 2019, 5.000%,
7/01/49, (AMT), 144A
7/29 at 100.00 B-   19,159,725
365 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Generation Corporation Project,
Refunding Series 2009B, 3.100%, 3/01/23
No Opt. Call N/R   456
24,100 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Generation Corporation Project,
Refunding Series 2009D, 3.375%, 8/01/29, (Mandatory Put 9/15/21)
No Opt. Call BBB-   21,196,673
25,640 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Generation Project, Refunding Series
2006A, 3.750%, 12/01/23 (7)
No Opt. Call N/R   32,050
2,065 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Nuclear Generation Corporation Project,
Refunding Series 2010A, 3.125%, 7/01/33 (7)
No Opt. Call N/R   2,581
3,105 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Nuclear Generation Corporation Project,
Refunding Series 2010B, 3.750%, 6/01/33 (7)
No Opt. Call N/R   3,881
215 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding
Series 2005B, 3.125%, 1/01/34 (7)
No Opt. Call N/R   269
1,500 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding
Series 2006B, 3.625%, 12/01/33 (7)
No Opt. Call N/R   1,875
1,730 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding
Series 2008B, 3.625%, 10/01/33 (7)
No Opt. Call N/R   2,162
3,900 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding
Series 2008C, 3.950%, 11/01/32 (7)
No Opt. Call N/R   4,875
17,370 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding
Series 2009A, 4.750%, 6/01/33, (Mandatory Put 6/01/22)
No Opt. Call BBB-   16,387,900
2,205 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Dueke
Energy Corporation Project, Refunding Series 2022A, 4.250%,
11/01/39, (AMT), (Mandatory Put 6/01/27)
No Opt. Call BBB   2,201,516
Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, Pratt Paper Ohio, LLC Project, Series 2017:
1,500 4.250%, 1/15/38, (AMT), 144A 1/28 at 100.00 N/R 1,391,070
3,000 4.500%, 1/15/48, (AMT), 144A 1/28 at 100.00 N/R 2,635,410

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
$ 1,000 Ohio Higher Educational Facility Commission, Senior Hospital Parking
Revenue Bonds, University Circle Incorporated 2020 Project, Series
2020, 5.000%, 1/15/40
1/30 at 100.00 A3   $ 1,007,640
645 Ohio Housing Finance Agency,  Multifamily Housing Revenue Bonds,
Sanctuary at Springboro Project, Series 20017, 5.125%, 1/01/32, 144A
10/25 at 101.00 N/R   538,640
12,190 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Generating Corporation Project, Refunding Series 2006A,
3.000%, 5/15/49 (7)
No Opt. Call N/R   15,238
8,610 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2005B, 4.000%, 1/01/34 (7)
No Opt. Call N/R   10,763
2,905 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2008B, 3.625%, 10/01/33
No Opt. Call N/R   3,631
5,075 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2008C, 3.950%, 11/01/32 (7)
No Opt. Call N/R   6,344
3,580 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2010A, 3.750%, 7/01/33 (7)
No Opt. Call N/R   4,475
5,230 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2010C, 4.000%, 6/01/33
No Opt. Call N/R   6,537
14,995 Ohio Water Development Authority, Pollution Control Revenue
Refunding Bonds, FirstEnergy Nuclear Generating Corporation
Project, Series 2006B, 4.000%, 12/01/33 (7)
No Opt. Call N/R   18,744
35,080 Ohio Water Development Authority, Pollution Control Revenue
Refunding Bonds, FirstEnergy Nuclear Generating Corporation
Project, Series 2009A, 4.750%, 6/01/33, (Mandatory Put 6/01/22)
No Opt. Call BBB-   33,096,577
490 Port of Greater Cincinnati Development Authority, Ohio, Public
Improvement TOT Revenue Bonds, Series 2021, 3.750%, 12/01/31,
144A
12/28 at 100.00 N/R   419,014
250 Seneca County, Ohio, Health Care Facilities Revenue Bonds, VOA Care
Rehabilitation Centers, Inc., Series 2014A, 5.625%, 7/01/25
7/24 at 100.00 N/R   237,950
Southeastern Ohio Port Authority, Hosptial Facilities
Revenue Bonds, Memorial Health System Obligated
Group Project, Improvement Series 2015:
430 5.000%, 12/01/23 No Opt. Call BB- 433,049
595 5.000%, 12/01/24 No Opt. Call BB- 598,659
415 5.000%, 12/01/25 12/24 at 100.00 BB- 417,556
2,670 5.500%, 12/01/29 12/24 at 100.00 BB- 2,710,691
Southern Ohio Port Authority, Ohio, Facility Revenue
Bonds, Purecycle Project, Series 2020A:
2,000 6.500%, 12/01/30, (AMT), 144A 12/27 at 103.00 N/R 1,505,840
3,065 7.000%, 12/01/42, (AMT), 144A 12/27 at 103.00 N/R 2,112,092
2,500 Southern Ohio Port Authority, Ohio, Facility Revenue Bonds, Purecycle
Project, Series 2020B, 10.000%, 12/01/27, (AMT), 144A
12/26 at 105.00 N/R   2,211,575
Tuscarawas County Economic Development and Finance
Alliance, Ohio, Higher Education Facilities Revenue
Bonds, Ashland University, Refunding & Improvement
Series 2015:
5,075 5.375%, 3/01/27 3/25 at 100.00 N/R 5,073,630
2,000 6.000%, 3/01/45 3/25 at 100.00 N/R 1,980,460
484,170 Total Ohio 223,183,137

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Oklahoma - 0.4%
Oklahoma Development Finance Authority, Health
System Revenue Bonds, OU Medicine Project, Taxable
Series 2022:
$ 2,770 5.500%, 8/15/37 8/32 at 100.00 N/R $ 2,605,102
1,000 5.500%, 8/15/44 8/32 at 100.00 N/R 942,420
Tulsa County Industrial Authority, Oklahoma, Senior
Living Community Revenue Bonds, Montereau, Inc
Project, Refunding Series 2017:
500 5.000%, 11/15/26 11/25 at 102.00 BBB- 506,270
600 5.000%, 11/15/28 11/25 at 102.00 BBB- 606,666
400 5.000%, 11/15/29 11/25 at 102.00 BBB- 403,580
1,780 5.000%, 11/15/30 11/25 at 102.00 BBB- 1,790,573
730 5.000%, 11/15/32 11/25 at 102.00 BBB- 729,949
9,875 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American
Airlines Inc., Refunding Series 2000B, 5.500%, 6/01/35, (AMT)
6/23 at 100.00 N/R   9,873,815
2,915 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American
Airlines Inc., Refunding Series 2001B, 5.500%, 12/01/35, (AMT)
6/23 at 100.00 N/R   2,914,650
3,050 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American
Airlines Inc., Refunding Series 2015, 5.000%, 6/01/35, (AMT),
(Mandatory Put 6/01/25)
6/25 at 100.00 B-   3,059,241
1,205 University of Oklahoma, General Revenue Bonds, Refunding Series
2015A, 5.000%, 7/01/44
7/24 at 100.00 A+   1,211,411
24,825 Total Oklahoma 24,643,677
Oregon - 0.2%
750 Clackamas County Hospital Facility Authority, Oregon, Senior Living
Revenue Bonds, Willamette View Project, Series 2017A, 5.000%,
11/15/32
11/25 at 102.00 N/R   742,477
Multnomah County Hospital Facilities Authority, Oregon,
Revenue Bonds, Terwilliger Plaza-Parkview Project,
Refunding Green Series 2021A:
1,865 4.000%, 12/01/36 12/28 at 103.00 BB+ 1,625,124
3,710 4.000%, 12/01/41 12/28 at 103.00 BB+ 3,022,871
740 Oregon Facilities Authority, Revenue Bonds, Metro East Web Academy
Project, Series 2019A, 3.750%, 6/15/29, 144A
6/27 at 102.00 N/R   681,451
430 Oregon Facilities Authority, Revenue Bonds, Redmond Proficiency
Academy Project, Series 2016A, 4.500%, 6/15/28
6/25 at 100.00 N/R   414,679
75 Oregon Housing and Community Services Department, Multifamily
Housing Revenue Bonds, Series 2012B, 3.700%, 7/01/32, (AMT)
1/23 at 100.00 Aaa   73,948
1,000 Oregon State Facilities Authority, Oregon, Charter School Revenue
Bonds, Academy for Character Education, Series 2022A, 6.750%,
6/15/42, 144A
6/32 at 100.00 N/R   1,002,710
345 Polk County Hospital Facility Authority, Oregon, Revenue Bonds, Dallas
Retirement Village Project, Series 2015A, 5.000%, 7/01/25
No Opt. Call N/R   340,874
405 Port of Saint Helens, Oregon, Pollution Control Revenue Bonds, Boise
Cascade Project, Series 1997, 5.650%, 12/01/27
1/23 at 100.00 N/R   406,827
3,965 Yamhill County Hospital Authority, Oregon, Revenue Bonds, Friendsview
Retirement Community, Refunding Series 2021A, 5.000%, 11/15/46
11/28 at 103.00 N/R   3,159,391
13,285 Total Oregon 11,470,352

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania - 4.3%
$ 4,965 Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, University of Pittsburgh Medical Center System,
Series 2007A-1, 3.795%, 2/01/37 (3-Month LIBOR*0.67% reference rate + 0.820% spread) (5)
2/23 at 100.00 A   $ 4,897,575
125 Allegheny County Industrial Development Authority, Pennsylvania, ,
Charter School Revenue Bonds, Propel Charter School-Sunrise, Series
2013, 5.250%, 7/15/23
No Opt. Call BB+   125,934
Allegheny County Industrial Development Authority,
Pennsylvania, Environmental Improvement Revenue
Bonds, United States Steel Corp., Refunding Series 2019:
5,470 4.875%, 11/01/24 No Opt. Call B1 5,486,191
1,750 5.125%, 5/01/30 No Opt. Call B1 1,784,650
5,042 Allegheny County Redevelopment Authority, Pennsylvania, TIF Revenue
Bonds, Pittsburg Mills Project, Series 2004, 5.600%, 7/01/23 (7)
1/23 at 100.00 N/R   4,537,858
295 Allentown Commercial and Industrial Development Authority,
Pennsylvania, Revenue Bonds, Arts Academy Charter Middle School
Foundation Project, Taxable Series 2022B, 5.000%, 6/15/26, 144A
No Opt. Call N/R   285,876
2,000 Allentown Commercial and Industrial Development Authority,
Pennsylvania, Revenue Bonds, Executive Education Academy Charter
School, Series 2017, 5.875%, 7/01/32, 144A
7/24 at 100.00 N/R   1,984,940
1,685 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Project, Subordinate
Lien, Series 2018, 5.125%, 5/01/32, 144A
5/28 at 100.00 N/R   1,659,102
1,875 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, Refunding Forward Delivery Series
2022, 5.000%, 5/01/42
5/32 at 100.00 Baa3   1,833,750
8,195 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Generation Project, Refunding
Series 2006A, 3.500%, 4/01/41 (7)
No Opt. Call N/R   10,244
6,755 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project,
Refunding Series 2005A, 4.000%, 1/01/35 (7)
No Opt. Call N/R   8,444
8,470 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project,
Refunding Series 2008A, 2.700%, 4/01/35 (7)
No Opt. Call N/R   10,587
18,995 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project,
Series 2006B, 3.500%, 12/01/35 (7)
No Opt. Call N/R   23,744
13,790 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Refunding Bonds, FirstEnergy Generation Project,
Series 2008B, 3.750%, 10/01/47
4/31 at 100.00 BBB-   10,286,099
Berks County Industrial Development Authority,
Pennsylvania, Health System Revenue Bonds, Tower
Health Project, Series 2017:
1,195 5.000%, 11/01/37 11/27 at 100.00 B+ 885,722
625 5.000%, 11/01/47 11/27 at 100.00 BB- 422,662
14,275 5.000%, 11/01/50 11/27 at 100.00 BB- 9,449,622
13,090 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Reading Hospital & Medical Center Project, Series 2012A, 5.000%,
11/01/44
1/23 at 100.00 BB-   9,095,456

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2020A:
$ 750 5.000%, 2/01/29 No Opt. Call B+ $ 649,418
700 5.000%, 2/01/31 No Opt. Call B+ 578,697
800 5.000%, 2/01/32 No Opt. Call B+ 647,544
7,685 Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower
Health Project, Series 2020B-1, 5.000%, 2/01/40, (Mandatory Put
2/01/25)
8/24 at 101.73 B+   7,237,810
6,225 Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower
Health Project, Series 2020B-2, 5.000%, 2/01/40, (Mandatory Put
2/01/27)
8/26 at 101.63 B+   5,592,104
8,495 Bucks County Industrial Development Authority, Pennsylvania, Revenue
Bonds, Grand View Hospital, Series 2021, 4.000%, 7/01/46
7/31 at 100.00 BB+   6,519,913
2,565 Bucks County Industrial Development Authority, Pennsylvania, Revenue
Bonds, School Lane Charter School Project, Series 2016, 5.000%,
3/15/26
No Opt. Call BBB-   2,609,144
4,950 Butler County General Authority, Pennsylvania, School Revenue Bonds,
Butler Area School District Project, Series 2007, 3.885%, 10/01/34
(3-Month LIBOR*0.67% reference rate + 0.700% spread) (5)
1/23 at 100.00 A2   4,599,837
295 Chester County Health and Education Facilities Authority, Pennsylvania,
Revenue Bonds, Simpson Senior Services Project, Series 2015A,
5.000%, 12/01/30
12/25 at 100.00 N/R   279,645
985 Chester County Industrial Development Authority, Pennsylvania,
Avon Grove Charter School Revenue Bonds, Series 2017A, 4.000%,
12/15/27
No Opt. Call BBB-   973,564
2,790 Chester County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Collegium Charter School Project, Series 2017A,
5.000%, 10/15/27
4/27 at 100.00 BB   2,794,269
Chester County Industrial Development Authority,
Pennsylvania, Revenue Bonds, Collegium Charter School
Project, Series 2022:
3,025 5.000%, 10/15/32, 144A No Opt. Call BB 2,967,464
6,040 5.625%, 10/15/42, 144A 10/32 at 100.00 BB 5,799,306
250 Chester County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Renaissance Academy Charter School Project, Series
2014, 3.750%, 10/01/24
No Opt. Call BBB-   250,857
227 Chester County Industrial Development Authority, Pennsylvania, Special
Obligation Bonds, Woodlands at Greystone Project, Series 2018,
4.375%, 3/01/28, 144A
No Opt. Call N/R   222,421
1,000 Clarion County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Clarion University Foundation Inc. Student Housing
Project at Clarion University, Series 2014A, 5.000%, 7/01/34
7/24 at 100.00 A1   1,023,670
Dallas Area Municipal Authority, Pennsylvania, Revenue
Bonds, Misericordia University, Series 2014:
655 5.000%, 5/01/23 No Opt. Call Baa3 654,712
500 5.000%, 5/01/24 No Opt. Call Baa3 500,445
2,500 5.000%, 5/01/37 5/24 at 100.00 Baa3 2,449,400
2,000 Dauphin County General Authority, Pennsylvania, Revenue Bonds,
Harrisburg University of Science & Technology Project, Series 2017,
5.125%, 10/15/41, 144A
10/27 at 100.00 BB   1,808,400
5,000 Dauphin County General Authority, Pennsylvania, Revenue Bonds,
Harrisburg University of Science & Technology Project, Series 2020,
6.250%, 10/15/53, 144A
10/28 at 100.00 BB   5,009,000

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
$ 450 Delaware County Authority, Pennsylvania, Revenue Bonds, Elwyn, Inc.
Project, Series 2017, 5.000%, 6/01/27
6/25 at 102.00 BB   $ 444,384
8,000 Delaware Valley Regional Finance Authority, Pennsylvania, Local
Government Revenue Bonds, Series 2007C, 3.940%, 6/01/37
(3-Month LIBOR*0.67% reference rate + 0.750% spread) (5)
1/23 at 100.00 A+   6,299,120
60,000 Delaware Valley Regional Finance Authority, Pennsylvania, Local
Government Revenue Bonds, Series 2018E, 2.073%, 9/01/48,
(Mandatory Put 9/01/25) (1-Month LIBOR*0.67% reference rate +
0.880% spread), (UB) (4),(5)
9/24 at 100.00 A+   59,079,600
870 East Allegheny School District, Allegheny County, Pennsylvania, General
Obligation Bonds, Limited Tax Series 2018A, 4.125%, 10/01/39 - BAM
Insured
1/23 at 100.00 A2   869,957
East Hempfield Township Industrial Development
Authority, Pennsylvania, Student Services Inc - Student
Housing Project at Millersville University, Series 2014:
405 5.000%, 7/01/24, (ETM) No Opt. Call N/R (6) 417,110
1,000 5.000%, 7/01/29, (Pre-refunded 7/01/24) 7/24 at 100.00 N/R (6) 1,029,900
1,625 Indiana County Hospital Authority, Pennsylvania, Hospital Revenue
Bonds, Indiana Regional Medical Center, Series 2014A, 6.000%,
6/01/39, (Pre-refunded 6/01/23)
6/23 at 100.00 N/R  (6) 1,642,371
2,000 Lancaster County Hospital Authority, Pennsylvania, Health Center
Revenue Bonds, Masonic Villages Project, Series 2015, 5.000%,
11/01/35
5/25 at 100.00 A   2,033,200
Lancaster County Hospital Authority, Pennsylvania,
Revenue Bonds, United Zion Retirement Community,
Series 2017A:
1,955 4.500%, 12/01/29 6/27 at 100.00 N/R 1,817,172
500 5.000%, 12/01/32 6/27 at 100.00 N/R 460,920
1,775 Lehigh County Industrial Development Authority, Pennsylvania, Charter
School Revenue Bonds, Seven Generations Charter School, Series
2021A, 4.000%, 5/01/41
5/30 at 100.00 BB   1,376,850
Montgomery County Higher Education and Health
Authority, Pennsylvania, Revenue Bonds, Holy Redeemer
Health System Inc., Refunding Series 2014A:
1,165 5.000%, 10/01/24 No Opt. Call Ba2 1,184,444
1,200 5.000%, 10/01/25 10/24 at 100.00 Ba2 1,209,492
2,030 5.000%, 10/01/26 10/24 at 100.00 Ba2 2,044,819
1,000 Montgomery County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Whitemarsh Continuing Care Retirement Community
Project, Series 2015, 5.000%, 1/01/30
1/25 at 100.00 N/R   978,090
1,465 Northampton County Industrial Development Authority, Pennsylvania,
Tax Increment Financing Revenue Bonds, Route 33 Project, Series
2013, 7.000%, 7/01/32
7/23 at 100.00 N/R   1,479,240
635 Northeastern Pennsylvania Hospital and Education Authority, University
Revenue Bonds, Wilkes University Project, Refunding Series 2016A,
5.000%, 3/01/27
3/26 at 100.00 BBB-   656,349
5,160 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-1, 10.000%, 12/01/40, 144A
6/30 at 100.00 N/R   4,615,826
5,160 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-2, 10.000%, 12/01/40, (AMT), 144A
6/30 at 100.00 N/R   4,615,826
6,055 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2021A, 10.000%, 12/01/31
No Opt. Call N/R   4,894,196

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
$ 5,000 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, National Gypsum Company, Refunding
Series 2014, 5.500%, 11/01/44, (AMT)
11/24 at 100.00 N/R   $ 4,955,650
8,585 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, Shippingport Project, First Energy
Guarantor., Series 2005A, 3.750%, 12/01/40 (7)
No Opt. Call N/R   10,731
140 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, Shippingport Project, First Energy
Guarantor., Series 2006A, 2.550%, 11/01/41 (7)
No Opt. Call N/R   175
1,000 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Refunding Bonds, PPL Energy Supply, LLC Project,
Series 2009A, 6.400%, 12/01/38 (7)
9/25 at 100.00 N/R   500,000
Pennsylvania Economic Development Financing
Authority, Pennsylvania, Private Activity Revenue Bonds,
The PennDOT Major Bridges Package One Project, Series
2022:
2,850 5.500%, 6/30/37, (AMT) 12/32 at 100.00 Baa2 3,023,821
2,850 5.500%, 6/30/38, (AMT) 12/32 at 100.00 Baa2 3,006,009
4,750 5.500%, 6/30/39, (AMT) 12/32 at 100.00 Baa2 4,977,003
5,000 5.500%, 6/30/40, (AMT) 12/32 at 100.00 Baa2 5,223,450
2,690 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
University of the Sciences in Philadelphia, Series 2015A, 5.000%,
11/01/29
11/25 at 100.00 BBB   2,800,989
Philadelphia Authority for Industrial Development Senior
Living Facilities, Philadelphia, Pennsylvania, Revenue
Bonds, Wesley Enhanced Living Obligated Group, Series
2017A:
200 5.000%, 7/01/31 7/27 at 100.00 BB 186,696
500 5.000%, 7/01/32 7/27 at 100.00 BB 462,475
7,000 Philadelphia Authority for Industrial Development Senior Living
Facilities, Philadelphia, Pennsylvania, Revenue Bonds, Wesley
Enhanced Living Obligated Group, Taxable Series 2017B, 6.250%,
7/01/31
No Opt. Call BB   6,419,210
395 Philadelphia Authority for Industrial Development, Pennsylvania, Charter
School Revenue Bonds, Mast Community Charter School II Project,
Series 2020A, 5.000%, 8/01/30
No Opt. Call BBB-   408,556
675 Philadelphia Authority for Industrial Development, Pennsylvania, Charter
School Revenue Bonds, Philadelphia Electrical & Technology Charter
School, Series 2021A, 4.000%, 6/01/31
No Opt. Call BB   630,416
505 Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, Nueva Esperanza, Inc. - Esperanza Academy Charter
School, Series 2013, 6.375%, 1/01/23, (ETM)
No Opt. Call N/R  (6) 505,000
875 Quakertown General Authority Health Facilities Revenue USDA Loan
Anticipation Notes and Revenue Bonds for LifeQuest Obligated
Group, Pennsylvania, Series 2017C, 5.300%, 7/01/42
1/23 at 100.00 N/R   770,420
2,845 Saint Mary Hospital Authority, Pennsylvania, Health System Revenue
Bonds, Catholic Health East, Series 2007F, 3.916%, 11/15/34 (3-Month
LIBOR*0.67% reference rate + 0.830% spread) (5)
1/23 at 100.00 AA-   2,760,845
Scranton, Lackawanna County, Pennsylvania, General
Obligation Bonds, Refunding Series 2017:
405 5.000%, 9/01/25, 144A No Opt. Call BB+ 410,965
420 5.000%, 9/01/26, 144A No Opt. Call BB+ 428,631
440 5.000%, 9/01/27, 144A No Opt. Call BB+ 451,163
1,585 5.000%, 9/01/28, 144A 9/27 at 100.00 BB+ 1,622,232
3,650 5.000%, 9/01/29, 144A 9/27 at 100.00 BB+ 3,734,753

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
$ 5,000 Scranton-Lackawanna Health and Welfare Authority, Pennsylvania,
University Revenue Bonds, Marywood University, Series 2016, 5.000%,
6/01/36
6/26 at 100.00 BB+   $ 4,714,900
195 Washington County Redevelopment Authority, Pennsylvania, Tanger
Outlet Victory Center Tax Increment Bonds, Series 2018, 4.000%,
7/01/23
No Opt. Call BB   194,481
4,980 Westmoreland County Industrial Development Authority, Pennsylvania,
Retirement Community Revenue Bonds, Redstone Presbyterian
SeniorCare Obligated Group, Refunding Bonds, Series 2021, 4.000%,
5/15/41
5/28 at 103.00 N/R   3,917,816
331,019 Total Pennsylvania 255,221,329
Puerto Rico - 9.5%
48,500 Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed
Bonds, Series 2005A, 0.000%, 5/15/50
1/23 at 17.45 N/R   8,424,450
21,427 HTA Claas 6, Puerto Rico Highway and Transportation Authority Highway
Revenue Bonds, Series 2022, 5.250%, 7/01/38
1/23 at 100.00 N/R   21,168,688
Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Forward Delivery Series
2022A:
35,230 5.000%, 7/01/33, 144A 7/32 at 100.00 N/R 34,112,152
9,900 5.000%, 7/01/37, 144A 7/32 at 100.00 N/R 9,378,666
Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2020A:
31,815 5.000%, 7/01/30, 144A No Opt. Call N/R 31,288,144
40,700 5.000%, 7/01/35, 144A 7/30 at 100.00 N/R 38,897,397
12,750 5.000%, 7/01/47, 144A 7/30 at 100.00 N/R 11,532,120
Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021A:
275 5.000%, 7/01/33, 144A 7/31 at 100.00 N/R 266,274
500 5.000%, 7/01/37, 144A 7/31 at 100.00 N/R 473,670
Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021B:
7,820 5.000%, 7/01/25, 144A No Opt. Call N/R 7,827,194
15,000 5.000%, 7/01/33, 144A 7/31 at 100.00 N/R 14,524,050
5,334 5.000%, 7/01/37, 144A 7/31 at 100.00 N/R 5,053,112
415 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior
Lien Series 2008A, 6.125%, 7/01/24
No Opt. Call CCC   419,814
9,170 Puerto Rico Electric Power Authority, Power Revenue Bonds, Federally
Taxable Build America Bonds, Series 2010YY, 4.050%, 7/01/40 (7)
1/23 at 100.00 D   6,694,100
635 Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding
Series 2005SS, 3.926%, 7/01/30 (7)
1/23 at 100.00 D   462,756
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Refunding Series 2010DDD:
1,000 3.957%, 7/01/20 (7) No Opt. Call N/R 720,000
1,000 3.375%, 7/01/21 (7) 7/20 at 100.00 D 720,000
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Refunding Series 2012A:
3,000 3.957%, 7/01/29 (7) 1/23 at 100.00 D 2,197,500
15,233 3.957%, 7/01/42 (7) 1/23 at 100.00 D 11,158,172
45 3.961%, 7/01/42 (7) 1/23 at 100.00 D 32,850
470 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2003NN, 3.999%, 7/01/20 (7)
No Opt. Call D   341,337

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Puerto Rico (continued)
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Series 2007TT:
$ 200 3.957%, 7/01/17 (7) No Opt. Call N/R $ 144,000
1,140 3.957%, 7/01/21 (7) No Opt. Call N/R 820,800
6,205 3.957%, 7/01/23 (7) 6/20 at 100.00 Ca 4,467,600
450 3.957%, 7/01/23 (7) 1/23 at 100.00 D 329,625
2,255 3.957%, 7/01/24 (7) 1/23 at 100.00 D 1,651,787
35 3.957%, 7/01/25 (7) 1/23 at 100.00 D 25,638
115 3.957%, 7/01/27 (7) 1/23 at 100.00 D 84,237
1,242 3.957%, 7/01/32 (7) 1/23 at 100.00 D 909,765
2,310 3.957%, 7/01/37 (7) 1/23 at 100.00 D 1,692,075
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Series 2007VV:
1,100 3.999%, 7/01/20 (7) No Opt. Call D 798,875
1,570 5.250%, 7/01/29 - NPFG Insured No Opt. Call D 1,581,131
10,400 5.250%, 7/01/33 - NPFG Insured No Opt. Call D 10,379,928
4,480 5.250%, 7/01/35 - NPFG Insured No Opt. Call D 4,470,189
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Series 2010AAA:
975 3.978%, 7/01/23 (7) 1/23 at 100.00 D 716,625
2,000 3.978%, 7/01/24 (7) 1/23 at 100.00 D 1,470,000
1,000 3.978%, 7/01/25 (7) 1/23 at 100.00 D 735,000
2,140 3.978%, 7/01/27 (7) 1/23 at 100.00 D 1,572,900
9,664 3.978%, 7/01/28 (7) 1/23 at 100.00 D 7,103,040
7,020 3.978%, 7/01/29 (7) 1/23 at 100.00 D 5,159,700
5,184 3.978%, 7/01/31 (7) 1/23 at 100.00 D 3,810,240
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Series 2010CCC:
50 3.957%, 7/01/23 (7) No Opt. Call N/R 36,000
2,100 3.957%, 7/01/24 (7) 1/23 at 100.00 D 1,538,250
400 3.926%, 7/01/25 (7) 1/23 at 100.00 D 291,500
50 3.957%, 7/01/25 (7) 1/23 at 100.00 D 36,625
1,995 3.978%, 7/01/27 (7) 1/23 at 100.00 D 1,466,325
490 3.957%, 7/01/28 (7) 1/23 at 100.00 D 358,925
6,135 3.990%, 7/01/28 (7) 1/23 at 100.00 D 4,463,212
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Series 2010XX:
695 3.926%, 7/01/25 (7) 1/23 at 100.00 D 506,481
110 3.978%, 7/01/27 (7) 1/23 at 100.00 D 80,850
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Series 2010ZZ:
1,145 3.978%, 7/01/21 (7) 7/20 at 100.00 D 827,262
4,320 3.978%, 7/01/23 (7) 1/23 at 100.00 D 3,175,200
18,275 3.978%, 7/01/23 (7) 7/22 at 100.00 N/R 13,203,688
350 3.957%, 7/01/24 (7) 1/23 at 100.00 D 256,375
1,260 3.978%, 7/01/24 (7) 1/23 at 100.00 D 926,100
1,090 3.957%, 7/01/28 (7) 1/23 at 100.00 D 798,425
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Series 2013A:
730 4.123%, 7/01/33 (7) 7/23 at 100.00 D 549,325
3,415 4.102%, 7/01/36 (7) 7/23 at 100.00 D 2,561,250
745 4.123%, 7/01/43 (7) 7/23 at 100.00 D 560,612
500 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2016C-4, 4.164%, 7/01/20 (7)
No Opt. Call N/R   375,625

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Puerto Rico (continued)
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Series WW:
$ 280 3.999%, 7/01/21 (7) 6/20 at 100.00 D $ 203,350
5,597 3.988%, 7/01/23 (7) 1/23 at 100.00 D 4,120,791
2,850 3.988%, 7/01/23 (7) No Opt. Call N/R 2,069,813
20 3.978%, 7/01/25 (7) 1/23 at 100.00 D 14,700
130 3.957%, 7/01/28 (7) 1/23 at 100.00 D 95,225
1,060 3.978%, 7/01/33 (7) 1/23 at 100.00 D 779,100
3,990 3.999%, 7/01/38 (7) 1/23 at 100.00 D 2,947,612
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Taxable Build America Bond Series 2010EE:
7,530 4.044%, 7/01/32 (7) 1/23 at 100.00 D 5,496,900
695 4.061%, 7/01/40 (7) 1/23 at 100.00 D 507,350
5,000 Puerto Rico Highway and Transportation Authority, Restructured Toll
Revenue Bonds, Series 2022A, 5.000%, 7/01/62
7/32 at 100.00 N/R   4,618,750
15,252 Puerto Rico Highway and Transportation Authority, Restructured Toll
Revenue Bonds, Series 2022C, 5.000%, 7/01/53
1/33 at 100.00 N/R   8,464,665
785 Puerto Rico Municipal Finance Agency, Series 2002A, 5.000%, 8/01/27 -
AGM Insured
1/23 at 100.00 A2   789,679
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
585 0.000%, 7/01/27 No Opt. Call N/R 474,002
570 0.000%, 7/01/29 7/28 at 98.64 N/R 416,095
19,775 0.000%, 7/01/46 7/28 at 41.38 N/R 4,897,081
10,262 0.000%, 7/01/51 7/28 at 30.01 N/R 1,860,090
1,152 4.750%, 7/01/53 7/28 at 100.00 N/R 1,021,179
8,875 5.000%, 7/01/58 7/28 at 100.00 N/R 8,080,066
21,726 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.329%, 7/01/40
7/28 at 100.00 N/R   19,625,748
12,500 Puerto Rico, General Obligation Bonds, Clawback Highway
Transportation Authority Claims Taxable Series 2022, 1.000%,
11/01/51
No Opt. Call N/R   5,484,375
Puerto Rico, General Obligation Bonds, Restructured
Series 2022A-1:
9 5.375%, 7/01/25 No Opt. Call N/R 8,815
12,728 5.625%, 7/01/29 No Opt. Call N/R 13,044,715
47,385 5.750%, 7/01/31 No Opt. Call N/R 49,092,927
105,467 0.000%, 7/01/33 7/31 at 89.94 N/R 57,185,512
1,068 4.000%, 7/01/33 7/31 at 103.00 N/R 928,692
10,092 4.000%, 7/01/35 7/31 at 103.00 N/R 8,517,049
41,301 4.000%, 7/01/37 7/31 at 103.00 N/R 33,892,269
24,636 4.000%, 7/01/41 7/31 at 103.00 N/R 19,359,873
33 4.000%, 7/01/46 7/31 at 103.00 N/R 24,632
71,198 Puerto Rico, General Obligation Bonds, Vintage CW NT Claims Taxable
Series 2022, 0.000%, 11/01/43
No Opt. Call N/R   31,238,352
University of Puerto Rico, University System Revenue
Bonds, Refunding Series 2006P:
25 5.000%, 6/01/23 1/23 at 100.00 CC 24,911
250 5.000%, 6/01/24 1/23 at 100.00 CC 247,325
275 5.000%, 6/01/30 1/23 at 100.00 CC 263,478
796,660 Total Puerto Rico 571,422,752
Rhode Island - 0.1%
8,010 Rhode Island Health and Educational Building Corporation, Hospital
Financing Revenue Bonds, Care New England Issue, Refunding Series
2016B, 5.000%, 9/01/31
9/26 at 100.00 N/R   7,799,897

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Rhode Island (continued)
$ 1,115 Rhode Island Health and Educational Building Corporation, Revenue
Bonds, Care New England Health System, Series 2013A, 5.000%,
9/01/23, (ETM)
No Opt. Call N/R  (6) $ 1,130,075
9,125 Total Rhode Island 8,929,972
South Carolina - 0.2%
400 Berkeley County, South Carolina, Special Assessment Revenue Bonds,
Nexton Improvement District, Series 2019, 4.000%, 11/01/30
11/29 at 100.00 N/R   369,436
750 Richland County, South Carolina, Environmental Improvement Revenue
Bonds, International Paper Company Project, Refunding Series 2014A,
3.875%, 4/01/23, (AMT)
No Opt. Call BBB   748,965
Richland County, South Carolina, Special Assessment
Revenue Bonds, Village at Sandhill Improvement District,
Refunding Series 2021:
1,000 3.625%, 11/01/31, 144A 11/26 at 103.00 N/R 829,320
1,270 3.750%, 11/01/36, 144A 11/26 at 103.00 N/R 979,843
935 South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Hilton Head Christian Academy, Series
2020, 5.000%, 1/01/40, 144A
1/30 at 100.00 N/R   826,222
100 South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Palmetto Scholars Academy Project,
Series 2015A, 4.500%, 8/15/25, 144A
2/25 at 100.00 BB+   99,121
125 South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, York Preparatory Academy Project,
Series 2014A, 5.750%, 11/01/23, (ETM), 144A
No Opt. Call N/R  (6) 127,725
1,415 South Carolina Jobs-Economic Development Authority, Educational
Facilities Revenue Bonds, High Point Academy Project, Series 2018A,
5.000%, 6/15/29, 144A
12/26 at 100.00 Ba1   1,423,844
South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Virtus Academy
Project, Series 2021A:
200 4.000%, 6/15/31, 144A 6/29 at 100.00 N/R 176,956
920 5.000%, 6/15/41, 144A 6/29 at 100.00 N/R 799,627
1,000 South Carolina Jobs-Economic Development Authority, Health Facilities
Revenue Bonds, Lutheran Homes of South Carolina Inc., Series 2013,
5.000%, 5/01/23
No Opt. Call N/R   998,700
400 South Carolina Jobs-Economic Development Authority, Hospital
Revenue Bonds, Palmetto Health, Refunding Series 2013A, 5.250%,
8/01/24, (Pre-refunded 8/01/23)
8/23 at 100.00 N/R  (6) 405,240
250 South Carolina Jobs-Economic Development Authority, Retirement
Community Revenue Notes, Kiawah Life Plan Village, Inc. Project,
Series 2021A, 8.750%, 7/01/25
1/23 at 100.00 N/R   260,202
South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2016A:
540 5.000%, 12/01/27 6/26 at 100.00 A- 569,311
125 5.000%, 12/01/28 6/26 at 100.00 A- 131,564
830 5.000%, 12/01/29 6/26 at 100.00 A- 873,376
5,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Series 2014A, 5.000%, 12/01/49
6/24 at 100.00 A-   4,999,950
15,260 Total South Carolina 14,619,402
Tennessee - 0.7%
500 Blount County Health and Educational Facilites Board, Tennessee,
Revenue Refunding Bonds, Asbury, Inc., Series 2016A, 5.000%,
1/01/31 (7)
1/25 at 102.00 N/R   398,495

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tennessee (continued)
Bristol Industrial Development Board, Tennessee, State
Sales Tax Revenue Bonds, Pinnacle Project, Capital
Appreciation Series 2016B:
$ 1,905 0.000%, 12/01/24, 144A No Opt. Call N/R $ 1,723,720
3,135 0.000%, 12/01/25, 144A No Opt. Call N/R 2,686,005
3,245 0.000%, 12/01/26, 144A No Opt. Call N/R 2,639,029
8,810 0.000%, 12/01/31, 144A No Opt. Call N/R 5,353,397
Bristol Industrial Development Board, Tennessee, State
Sales Tax Revenue Bonds, Pinnacle Project, Series 2016A:
1,850 5.000%, 12/01/35, 144A 12/26 at 100.00 N/R 1,739,906
2,500 5.125%, 12/01/42, 144A 12/26 at 100.00 N/R 2,308,575
1,295 Bristol Industrial Development Board, Tennessee, Tax Increment
Revenue Bonds, Pinnacle Project, Series 2016, 5.000%, 6/01/27
6/26 at 100.00 N/R   1,238,590
1,190 Knox County Health, Educational and Housing Facilities Board,
Tennessee, Revenue Bonds, University Health System, Inc., Series
2017, 5.000%, 4/01/36
4/27 at 100.00 BBB   1,222,975
Knox County Health, Educational, and Housing Facilities
Board, Tennessee, Revenue Bonds, Provision Center for
Proton Therapy Project, Series 2014:
17,710 5.250%, 5/01/25, 144A (7) 11/24 at 100.00 N/R 8,323,700
5,685 6.000%, 5/01/34, 144A (7) 11/24 at 100.00 N/R 2,671,950
7,012 Knoxville Industrial Development Board, Tennessee, Multifamily
Revenue Bonds, Pines Apartments Project, Series 2008, 6.070%,
8/01/48, (Mandatory Put 9/01/23)
2/23 at 100.00 N/R   7,001,116
775 Memphis/Shelby County Economic Development Growth Engine
Industrial Development Board, Tennessee, Tax Increment Revenue
Bonds, Graceland Project, Senior Series 2017A, 4.750%, 7/01/27
No Opt. Call N/R   641,808
The Health and Educational Facilities Board of the City
of Franklin, Tennessee, Revenue Bonds, Provision Cares
Proton Therapy Center, Nashville Project, Series 2017A:
4,000 6.500%, 6/01/27, 144A (7) No Opt. Call N/R 1,080,000
12,635 7.125%, 6/01/32, 144A (7) 6/27 at 100.00 N/R 3,411,450
The Tennessee Energy Acquisition Corporation, Gas
Revenue Bonds, Series 2006C:
40 5.000%, 2/01/24 No Opt. Call Baa2 40,263
190 5.000%, 2/01/25 No Opt. Call Baa2 192,580
72,477 Total Tennessee 42,673,559
Texas - 7.7%
1,000 Abilene Convention Center Hotel Development Corporation, Texas,
Hotel Revenue Bonds, First-Lien Series 2021A, 2.500%, 10/01/31
No Opt. Call BBB-   832,930
2,000 Abilene Convention Center Hotel Development Corporation, Texas,
Hotel Revenue Bonds, Second-Lien Series 2021B, 3.750%, 10/01/31,
144A
No Opt. Call N/R   1,757,120
725 Anna, Texas, Special Assessment Revenue Bonds, Hurricane Creek
Public Improvement District Area 1 Project, Series 2019, 5.750%,
9/01/29, 144A
No Opt. Call N/R   736,339
Anna, Texas, Special Assessment Revenue Bonds,
Hurricane Creek Public Improvement District Area 2
Project, Series 2022:
250 5.000%, 9/01/28, 144A No Opt. Call N/R 248,160
1,000 5.750%, 9/01/42, 144A 9/32 at 100.00 N/R 984,870
480 Anna, Texas, Special Assessment Revenue Bonds, Hurricane Creek
Public Improvement District Major Improvement Area Project, Series
2019, 6.000%, 9/01/29, 144A
No Opt. Call N/R   491,918

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
Anna, Texas, Special Assessment Revenue Bonds, Sherley
Tract Public Improvement District 2 Area 1 Project, Series
2021:
$ 375 3.250%, 9/15/26, 144A No Opt. Call N/R $ 338,659
500 3.750%, 9/15/31, 144A No Opt. Call N/R 418,675
250 4.000%, 9/15/41, 144A 9/31 at 100.00 N/R 205,757
310 Argyle, Texas, Special Assessment Revenue Bonds, Highlands of  Argyle
Public Improvement District 1 Project, Series 2017, 4.250%, 9/01/27
No Opt. Call N/R   306,881
1,000 Argyle, Texas, Special Assessment Revenue Bonds, Waterbrook
of  Argyle Public Improvement District Project, Series 2018, 4.625%,
9/01/28, 144A
No Opt. Call N/R   1,000,850
2,000 Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Basis Schools, Refunding Series 2021, 4.500%,
6/15/56, (Mandatory Put 6/15/26), 144A
6/24 at 100.00 Ba3   1,913,140
Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Legacy Traditional Schools -
Texas Project, Refunding Series 2021A:
1,400 4.000%, 2/15/31 2/30 at 100.00 N/R 1,247,862
2,510 4.125%, 2/15/41 2/30 at 100.00 N/R 1,922,785
Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Legacy Traditional Schools -
Texas Project, Refunding Series 2022A:
630 5.000%, 2/15/32, 144A 2/30 at 100.00 N/R 601,102
1,500 6.000%, 2/15/42, 144A 2/30 at 100.00 N/R 1,442,220
Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Magellan International
School, Series 2022:
1,245 5.500%, 6/01/32, 144A 6/29 at 103.00 Ba2 1,231,442
5,085 6.000%, 6/01/42, 144A 6/29 at 103.00 Ba2 4,998,860
705 Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, UME Preparatory Academy, Taxable Series 2017A,
4.550%, 8/15/28
8/27 at 100.00 N/R   684,329
Aubrey, Denton County, Texas, Special Assessment
Revenue Bonds, Jackson Ridge Public Improvement
District Phases 2 Project, Series 2018:
175 5.000%, 9/01/23, 144A No Opt. Call N/R 175,805
530 5.500%, 9/01/28, 144A 9/23 at 103.00 N/R 542,577
Aubrey, Denton County, Texas, Special Assessment
Revenue Bonds, Jackson Ridge Public Improvement
District Phases 3A Project, Series 2021:
441 2.500%, 9/01/26, 144A No Opt. Call N/R 397,438
622 3.000%, 9/01/31, 144A 9/28 at 100.00 N/R 535,287
1,000 4.000%, 9/01/45, 144A 9/28 at 100.00 N/R 809,200
775 Aubrey, Denton County, Texas, Special Assessment Revenue Bonds,
Winn Ridge South Public Improvement District Project, Series 2017,
5.500%, 9/01/27, 144A
No Opt. Call N/R   792,957
Austin Convention Enterprises Inc., Texas, Convention
Center Hotel Revenue Bonds, Refunding First Tier Series
2017A:
165 5.000%, 1/01/30 1/27 at 100.00 BB+ 169,414
1,800 5.000%, 1/01/31 1/27 at 100.00 BB+ 1,847,772
1,700 5.000%, 1/01/32 1/27 at 100.00 BB+ 1,742,024
985 5.000%, 1/01/33 1/27 at 100.00 BB+ 1,007,232
580 5.000%, 1/01/34 1/27 at 100.00 BB+ 592,806

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
Austin Convention Enterprises Inc., Texas, Convention
Center Hotel Revenue Bonds, Refunding Second Tier
Series 2017B:
$ 1,445 5.000%, 1/01/24 No Opt. Call B $ 1,443,208
540 5.000%, 1/01/25 No Opt. Call B 540,470
1,680 5.000%, 1/01/27 No Opt. Call B 1,686,250
990 5.000%, 1/01/28 1/27 at 100.00 B 993,445
1,445 5.000%, 1/01/29 1/27 at 100.00 B 1,448,309
880 5.000%, 1/01/30 1/27 at 100.00 B 881,443
1,985 5.000%, 1/01/32 1/27 at 100.00 B 1,980,891
1,525 5.000%, 1/01/34 1/27 at 100.00 B 1,514,722
405 Austin, Travis, Williamson and Hays Counties, Texas, Special Assessment
Revenue Bonds, Whisper Valley Public Improvement District
Improvement Area 1, Series 2019, 4.000%, 11/01/29, 144A
No Opt. Call N/R   389,322
800 Austin, Travis, Williamson and Hays Counties, Texas, Special Assessment
Revenue Bonds, Whisper Valley Public Improvement District
Improvement Area 2, Series 2022, 5.375%, 11/01/42, 144A
11/32 at 100.00 N/R   790,328
900 Baytown Municipal Development District, Texas, Hotel Revenue Bonds,
Baytown Convention Center Hotel, First-Lien Series 2021A, 2.500%,
10/01/31
No Opt. Call BBB-   758,844
750 Baytown Municipal Development District, Texas, Hotel Revenue Bonds,
Baytown Convention Center Hotel, Second-Lien Series 2021B,
3.500%, 10/01/31, 144A
No Opt. Call BB   637,170
Bee Cave, Travis County, Texas, Special Assessment
Revenue Bonds, Backyard Public Improvement District
Project, Series 2021:
285 4.125%, 9/01/26, 144A No Opt. Call N/R 269,582
565 4.750%, 9/01/31, 144A No Opt. Call N/R 510,879
1,645 5.000%, 9/01/41, 144A 9/31 at 100.00 N/R 1,482,161
Caddo Mills Municipal Management District No. 1, Texas,
General Obligation Bonds, Tax Road Series 2021:
130 2.000%, 9/01/27 9/26 at 100.00 N/R 118,887
135 2.000%, 9/01/28 9/26 at 100.00 N/R 121,287
140 2.125%, 9/01/29 9/26 at 100.00 N/R 124,547
145 2.250%, 9/01/30 9/26 at 100.00 N/R 128,067
150 2.250%, 9/01/31 9/26 at 100.00 N/R 130,285
315 2.250%, 9/01/33 9/26 at 100.00 N/R 264,279
335 2.500%, 9/01/35 9/26 at 100.00 N/R 275,397
540 2.500%, 9/01/38 9/26 at 100.00 N/R 414,963
595 2.750%, 9/01/41 9/26 at 100.00 N/R 445,030
Celina, Texas, Special Assessment Revenue Bonds,
Cambridge Crossing Public Improvement District Phase
1 Project, Series 2018:
190 4.125%, 9/01/23, 144A No Opt. Call N/R 189,673
1,090 4.625%, 9/01/28, 144A No Opt. Call N/R 1,086,218
Celina, Texas, Special Assessment Revenue Bonds,
Cambridge Crossing Public Improvement District Phases
2-7 Major Improvement Project, Series 2018:
240 4.375%, 9/01/23, 144A No Opt. Call N/R 239,971
1,395 5.000%, 9/01/28, 144A No Opt. Call N/R 1,406,621
Celina, Texas, Special Assessment Revenue Bonds, Celina
Hills Public Improvement District Project, Series 2022:
300 4.375%, 9/01/27, 144A No Opt. Call N/R 292,011
430 4.625%, 9/01/32, 144A No Opt. Call N/R 411,884
225 Celina, Texas, Special Assessment Revenue Bonds, Celina Sutton Fields
II Public Improvement District Neighborhood Improvement Areas 2-3
Project, Series 2019, 4.125%, 9/01/39, 144A
9/29 at 100.00 N/R   198,265

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 1,615 Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy
Public Improvement District Phase 1 Project, Series 2014, 6.375%,
9/01/28
3/23 at 103.00 N/R   $ 1,667,148
350 Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy
Public Improvement District Phase 2 & 3 Major improvement Project,
Series 2014, 6.750%, 9/01/24
3/23 at 103.00 N/R   356,542
185 Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy
Public Improvement District Phase 2 Project, Series 2018, 5.125%,
9/01/28, 144A
No Opt. Call N/R   187,004
Celina, Texas, Special Assessment Revenue Bonds,
Edgewood Creek Public Improvement District Phase 1
Project, Series 2021:
200 3.250%, 9/01/26, 144A No Opt. Call N/R 183,212
200 3.750%, 9/01/31, 144A No Opt. Call N/R 170,484
Celina, Texas, Special Assessment Revenue Bonds,
Edgewood Creek Public Improvement District Phase 2-3
Major Improvement Project, Series 2021:
250 4.750%, 9/01/31, 144A No Opt. Call N/R 232,325
50 5.250%, 9/01/41, 144A 9/31 at 100.00 N/R 47,650
225 Celina, Texas, Special Assessment Revenue Bonds, Glen Crossing Public
Improvement District Phase 1 Project, Series 2016, 4.200%, 9/01/27
9/26 at 100.00 N/R   221,292
205 Celina, Texas, Special Assessment Revenue Bonds, Glen Crossing Public
Improvement District Phase 1B, Series 2018, 4.750%, 9/01/28, 144A
No Opt. Call N/R   205,080
Celina, Texas, Special Assessment Revenue Bonds, Glen
Crossing Public Improvement District Project, Series
2018:
54 4.625%, 9/01/23 No Opt. Call N/R 54,067
375 5.000%, 9/01/28 No Opt. Call N/R 377,824
Celina, Texas, Special Assessment Revenue Bonds,
Hillside Village Public Improvement District Project,
Series 2022:
300 2.750%, 9/01/27, 144A No Opt. Call N/R 262,782
350 3.125%, 9/01/32, 144A 9/31 at 100.00 N/R 281,929
875 3.375%, 9/01/42, 144A 9/31 at 100.00 N/R 635,731
400 Celina, Texas, Special Assessment Revenue Bonds, Lakes at Mustang
Ranch Public Improvement District Phase 2-9 Major improvement
Project, Series 2015, 5.500%, 9/01/24
1/23 at 103.00 N/R   401,320
1,085 Celina, Texas, Special Assessment Revenue Bonds, Ownsby Farms Public
Improvement District Phase 1 Project, Series 2017, 5.750%, 9/01/32
9/27 at 100.00 N/R   1,106,787
435 Celina, Texas, Special Assessment Revenue Bonds, Ownsby Farms Public
Improvement District Phase 2 Direct Improvement Project, Series
2022, 4.000%, 9/01/32, 144A
9/30 at 100.00 N/R   395,424
460 Celina, Texas, Special Assessment Revenue Bonds, Ownsby Farms Public
Improvement District Phase 2 Major Improvement Project, Series
2017, 6.125%, 9/01/32
9/27 at 100.00 N/R   466,918
Celina, Texas, Special Assessment Revenue Bonds, Sutton
Fields East Public Improvement District Phase 1 Project,
Series 2022:
250 3.250%, 9/01/27, 144A No Opt. Call N/R 224,955
350 3.625%, 9/01/32, 144A 9/31 at 100.00 N/R 298,700

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
Celina, Texas, Special Assessment Revenue Bonds, Sutton
Fields II Public Improvement District Neighborhood
Improvement Area 5 Project, Series 2022:
$ 220 2.875%, 9/01/27, 144A No Opt. Call N/R $ 194,553
250 3.250%, 9/01/32, 144A 9/31 at 100.00 N/R 204,475
1,175 3.500%, 9/01/42, 144A 9/31 at 100.00 N/R 868,971
Celina, Texas, Special Assessment Revenue Bonds, The
Parks at Wilson Creek Public Improvement District Initial
Major Improvement Project, Series 2021:
250 3.500%, 9/01/26, 144A No Opt. Call N/R 236,390
500 4.000%, 9/01/31, 144A No Opt. Call N/R 460,670
Celina, Texas, Special Assessment Revenue Bonds, The
Parks at Wilson Creek Public Improvement District Phase
1 Project, Series 2021:
200 2.750%, 9/01/26, 144A No Opt. Call N/R 185,116
400 3.250%, 9/01/31, 144A No Opt. Call N/R 349,472
Celina, Texas, Special Assessment Revenue Bonds,
Wells North Public Improvement District Neighborhood
Improvement Area 1 Project, Series 2016:
195 4.375%, 9/01/26, 144A 3/23 at 102.50 N/R 193,777
100 5.000%, 9/01/36, 144A 3/23 at 102.50 N/R 98,348
Celina, Texas, Special Assessment Revenue Bonds,
Wells South Public Improvement District Neighborhood
Improvement Area 4 Project, Series 2021:
174 2.500%, 9/01/26, 144A No Opt. Call N/R 159,341
175 3.000%, 9/01/31, 144A No Opt. Call N/R 148,424
500 3.375%, 9/01/41, 144A 9/31 at 100.00 N/R 387,300
Celina, Texas, Special Assessment Revenue Bonds,
Wells South Public Improvement District Neighborhood
Improvement Area 5 Project, Series 2022:
170 4.500%, 9/01/27, 144A No Opt. Call N/R 168,441
255 4.875%, 9/01/32, 144A No Opt. Call N/R 251,700
City of Midlothian, Texas, Westside Preserve Public
Improvement District Improvement Area #1 Project,
Special Assessment Revenue Bonds, Series 2022:
440 4.375%, 9/15/27, 144A No Opt. Call N/R 427,596
405 4.750%, 9/15/32, 144A No Opt. Call N/R 387,654
1,050 5.250%, 9/15/42, 144A 9/32 at 100.00 N/R 984,963
City Of Midlothian, Texas, Westside Preserve Public
Improvement Major Improvement Area Project, Special
Assessment Revenue Bonds, Series 2022:
295 5.125%, 9/15/27, 144A No Opt. Call N/R 288,008
310 5.500%, 9/15/32, 144A No Opt. Call N/R 299,138
750 6.000%, 9/15/42, 144A 9/32 at 100.00 N/R 734,655
780 City of Shenandoah, Montgomery County, Texas, Special Assessment
Revenue Bonds, Metropark Public Improvement District, Series 2018,
5.000%, 9/01/28
No Opt. Call N/R   784,290
700 Clifton Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Idea Public Schools, Series 2016B, 5.000%, 8/15/26
No Opt. Call A-   736,449
5,855 Clifton Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Uplift Education Charter School, Series 2015A,
5.000%, 12/01/45
6/25 at 100.00 BBB-   5,871,921
545 Club Municipal Management District 1, Texas, Special Assessment
Revenue Bonds, Improvement Area 1 Project, Series 2016, 5.750%,
9/01/28
9/23 at 103.00 N/R   560,609

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
Club Municipal Management District 1, Texas, Special
Assessment Revenue Bonds, Improvement Area 2
Project, Series 2021:
$ 217 2.500%, 9/01/26, 144A No Opt. Call N/R $ 196,380
500 3.000%, 9/01/31, 144A 9/29 at 100.00 N/R 415,345
1,075 3.250%, 9/01/41, 144A 9/29 at 100.00 N/R 794,995
Comal County Meyer Ranch Municipal Utility District,
Texas, General Obligation Bonds,  Road Series 2021:
100 2.250%, 8/15/29 8/26 at 100.00 N/R 85,633
105 2.250%, 8/15/30 8/26 at 100.00 N/R 88,407
105 2.375%, 8/15/31 8/26 at 100.00 N/R 87,246
225 2.500%, 8/15/33 8/26 at 100.00 N/R 183,274
240 2.500%, 8/15/35 8/26 at 100.00 N/R 182,206
255 2.500%, 8/15/37 8/26 at 100.00 N/R 184,181
565 2.750%, 8/15/41 8/26 at 100.00 N/R 386,709
220 Comal County, Texas, Special Assessment Revenue Bonds, Crossings
Public Improvement District, Series 2017, 4.000%, 9/01/27
No Opt. Call N/R   213,748
Conroe Local Government Corporation, Texas, Hotel
Revenue and Contract Revenue Bonds, Subordinate
Third Lien Series 2021C:
650 4.000%, 10/01/41 10/31 at 100.00 A2 637,819
700 4.000%, 10/01/46 10/31 at 100.00 A2 650,440
550 Conroe Local Government Corporation, Texas, Hotel Revenue Bonds,
Conroe Convention Center Hotel, First-Lien Series 2021A, 2.500%,
10/01/31
No Opt. Call BBB-   457,759
525 Conroe Local Government Corporation, Texas, Hotel Revenue Bonds,
Conroe Convention Center Hotel, Second-Lien Series 2021B, 3.500%,
10/01/31
No Opt. Call BB-   441,819
Crandall, Kaufman County, Texas, Special Assessment
Revenue Bonds, Cartwright Ranch Public Improvement
District Major Improvement Area Project, Series 2021:
200 4.125%, 9/15/26, 144A No Opt. Call N/R 190,892
260 4.750%, 9/15/31, 144A No Opt. Call N/R 238,597
Crandall, Kaufman County, Texas, Special Assessment
Revenue Bonds, Crandall Carwright Ranch Public
Improvement District Improvement Area 1 Project, Series
2021:
321 3.375%, 9/15/26, 144A No Opt. Call N/R 293,153
205 4.000%, 9/15/31, 144A No Opt. Call N/R 184,349
Crandall, Kaufman County, Texas, Special Assessment
Revenue Bonds, River Ridge Public Improvement District
Improvement Area 1 Project, Series 2022:
690 5.375%, 9/15/27, 144A No Opt. Call N/R 693,561
530 5.500%, 9/15/32, 144A No Opt. Call N/R 538,008
310 Crandall, Kaufman County, Texas, Special Assessment Revenue Bonds,
River Ridge Public Improvement District Single Family Residential,
Major Improvement Area Project, Series 2022, 6.125%, 9/15/32, 144A
No Opt. Call N/R   314,039
170 Danbury Higher Education Authority, Texas, Charter School Revenue
Bonds, John H. Wood Jr. Public Charter District, Inspire Academies,
Series 2013A, 5.250%, 8/15/23, (ETM)
No Opt. Call N/R  (6) 172,115
Decatur Hospital Authority, Texas, Revenue Bonds, Wise
Regional Health System, Series 2014A:
325 5.000%, 9/01/23 No Opt. Call BBB- 328,201
305 5.000%, 9/01/24 No Opt. Call BBB- 313,095
1,785 5.250%, 9/01/29 9/24 at 100.00 BBB- 1,821,182

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
East Fort Bend County Development Authority, Texas,
Contract Revenue Bonds, Water Sewer and Drain
Facilities, Series 2022:
$ 130 5.000%, 9/01/23 No Opt. Call N/R $ 130,513
215 5.000%, 9/01/24 No Opt. Call N/R 217,582
225 5.000%, 9/01/25 No Opt. Call N/R 229,331
235 5.000%, 9/01/26 No Opt. Call N/R 240,546
245 5.000%, 9/01/27 No Opt. Call N/R 251,216
255 5.000%, 9/01/28 No Opt. Call N/R 261,997
265 5.000%, 9/01/29 9/28 at 100.00 N/R 271,522
280 5.000%, 9/01/30 9/28 at 100.00 N/R 286,101
290 5.000%, 9/01/31 9/28 at 100.00 N/R 296,490
305 5.000%, 9/01/32 9/28 at 100.00 N/R 311,387
Fate City, Rockwall County, Texas, Special Assessment
Revenue Bonds, Williamsburg East Public Improvement
District Improvement Area 2 Project, Series 2022:
500 4.875%, 8/15/27, 144A No Opt. Call N/R 495,095
778 5.250%, 8/15/32, 144A No Opt. Call N/R 771,519
1,630 5.875%, 8/15/42, 144A 8/32 at 100.00 N/R 1,603,268
Fate, Rockwall County, Texas, Special Assessment
Revenue Bonds, Williamsburg Public Improvement
District 1 Phase 2A & 3A2, Series 2022:
265 3.750%, 8/15/27, 144A No Opt. Call N/R 253,650
587 4.000%, 8/15/32, 144A 8/30 at 100.00 N/R 542,294
Fate, Rockwall County, Texas, Special Assessment
Revenue Bonds, Williamsburg Public Improvement
District 1 Phase 2B, 2C & 3A1, Series 2019:
150 3.125%, 8/15/24, 144A No Opt. Call N/R 145,917
510 3.500%, 8/15/29, 144A 8/27 at 100.00 N/R 469,465
110 4.000%, 8/15/39, 144A 8/27 at 100.00 N/R 96,321
Flower Mound, Texas, Special Assessment Revenue
Bonds, River Walk Public Improvement District 1,
Refunding Series 2021:
675 2.625%, 9/01/26, 144A No Opt. Call N/R 612,319
750 3.250%, 9/01/31, 144A No Opt. Call N/R 631,035
Georgetown, Texas, Special Assessment Revenue Bonds,
Parks at Westhaven Public Improvement District Project,
Series 2022:
450 3.625%, 9/15/27, 144A No Opt. Call N/R 426,042
415 3.875%, 9/15/32, 144A 9/30 at 100.00 N/R 372,396
1,250 4.125%, 9/15/42, 144A 9/30 at 100.00 N/R 1,077,875
785 Gulf Coast Industrial Development Authority, Texas, Solid Waste
Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series
1998, 8.000%, 4/01/28, (AMT)
1/23 at 100.00 B3   785,557
Hackberry, Texas, Combination Special Assessment and
Contract Revenue Road and Utility Bonds, Hidden Cove
Improvement District 2, Series 2017:
280 4.000%, 9/01/23 No Opt. Call BBB- 280,829
295 4.000%, 9/01/24 No Opt. Call BBB- 296,360
310 4.000%, 9/01/25 No Opt. Call BBB- 312,365
335 4.000%, 9/01/27 No Opt. Call BBB- 338,528
560 Hackberry, Texas, Special Assessment Revenue Bonds, Hackberry
Public Improvement District 3 Phase 13-16 Project, Refunding &
Improvement Series 2017, 4.500%, 9/01/27
No Opt. Call N/R   560,112
750 Hackberry, Texas, Special Assessment Revenue Bonds, Rivendale by the
Lake Public Improvement District 2 Phases 4-6, Series 2017, 4.125%,
9/01/27
No Opt. Call N/R   738,645

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
Harris County Cultural Education Facilities Finance
Corporation, Texas, Revenue Refunding Bonds, Young
Men's Christian Association of the Greater Houston Area,
Series 2013A:
$ 915 5.000%, 6/01/23 No Opt. Call Ba1 $ 914,542
1,400 5.000%, 6/01/28 6/23 at 100.00 Baa2 1,364,370
Harris County Municipal Utility District 213A, Texas,
General Obligation Bonds, Series 2021:
100 2.000%, 4/01/27 No Opt. Call N/R 89,491
100 2.000%, 4/01/28 No Opt. Call N/R 87,340
100 2.250%, 4/01/29 No Opt. Call N/R 86,625
100 2.250%, 4/01/30 4/29 at 100.00 N/R 85,250
100 2.375%, 4/01/31 4/29 at 100.00 N/R 84,397
250 2.500%, 4/01/33 4/29 at 100.00 N/R 205,430
250 2.500%, 4/01/35 4/29 at 100.00 N/R 192,077
300 2.500%, 4/01/37 4/29 at 100.00 N/R 217,881
300 2.750%, 4/01/39 4/29 at 100.00 N/R 215,529
325 3.000%, 4/01/41 4/29 at 100.00 N/R 234,234
16,600 Harris County, Texas, Toll Road Revenue Bonds, Refunding Senior
Lien Series 2007A, 3.756%, 8/15/35 - AMBAC Insured (3-Month
LIBOR*0.67% reference rate + 0.670% spread) (5)
1/23 at 100.00 AA-   15,145,010
2,565 Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third
Lien Series 2004A-3, 0.000%, 11/15/35 - NPFG Insured
11/24 at 52.47 BB   1,230,507
Haslett, Texas, Special Assessment Revenue Bonds,
Haslet Public Improvement District 5 Improvement Area 1
Project, Series 2019:
155 3.250%, 9/01/24, 144A No Opt. Call N/R 150,627
435 3.625%, 9/01/29, 144A No Opt. Call N/R 401,936
150 4.125%, 9/01/39, 144A 9/29 at 100.00 N/R 132,533
1,750 Hays County, Texas, Special Assessment Revenue Bonds, La Cima Public
Improvement District Major Public Improvement Project, Series 2015,
6.250%, 9/15/27
9/25 at 100.00 N/R   1,767,045
4,005 Hemphill County Hospital District, Texas, General Obligation Bonds,
Series 2019, 5.250%, 2/01/32
2/29 at 100.00 N/R   4,080,334
Hidalgo County Regional Mobility Authority, Texas, Toll
and Vehicle Registration Fee Revenue Bonds, Junior Lien
Series 2022B:
5,805 0.000%, 12/01/45 12/31 at 56.27 N/R 1,433,254
2,945 0.000%, 12/01/46 12/31 at 53.69 BB+ 675,554
Houston, Texas, Airport System Special Facilities Revenue
Bonds, Continental Airlines Inc. - Terminal Improvement
Project, Refunding Series 2011:
1,250 6.500%, 7/15/30, (AMT) 1/23 at 100.00 B 1,250,425
2,000 6.625%, 7/15/38, (AMT) 1/23 at 100.00 B 2,000,600
10,240 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines Inc. Terminal Improvement Project, Refunding Series 2015B-1,
5.000%, 7/15/35, (AMT)
7/25 at 100.00 B   9,873,510
3,600 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Airport Improvements Project, Refunding Series 2020C,
5.000%, 7/15/27, (AMT)
No Opt. Call B-   3,658,212
Hutto, Williams County Texas, Special Assessment
Revenue Bonds, Cottonwood Creek Public Improvement
Area 1 Project Series 2021:
249 2.500%, 9/01/26, 144A No Opt. Call N/R 224,048
400 3.125%, 9/01/31, 144A 9/29 at 100.00 N/R 334,620
1,100 3.500%, 9/01/41, 144A 9/29 at 100.00 N/R 845,537

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
Hutto, Williams County Texas, Special Assessment
Revenue Bonds, Durango Farms Public Improvement
Project Series 2021:
$ 275 2.750%, 9/01/26, 144A No Opt. Call N/R $ 249,706
400 3.500%, 9/01/31, 144A 9/29 at 100.00 N/R 340,428
1,165 3.875%, 9/01/41, 144A 9/29 at 100.00 N/R 924,800
Hutto, Williams County Texas, Special Assessment
Revenue Bonds, Emory Crossing, Public Improvement
Area 1 Project Series 2021:
222 2.625%, 9/01/26, 144A No Opt. Call N/R 201,290
210 3.250%, 9/01/31, 144A 9/29 at 100.00 N/R 176,024
550 3.625%, 9/01/41, 144A 9/29 at 100.00 N/R 426,079
Intercontinental Crossing Municipal Utility District, Harris
County, Texas, General Obligation Bonds, Series 2021:
100 4.000%, 9/01/24 No Opt. Call N/R 100,125
100 4.000%, 9/01/25 No Opt. Call N/R 100,536
105 4.000%, 9/01/26 No Opt. Call N/R 105,906
110 2.000%, 9/01/27 9/26 at 100.00 N/R 97,772
115 2.000%, 9/01/28 9/26 at 100.00 N/R 99,777
115 2.250%, 9/01/29 9/26 at 100.00 N/R 99,582
120 2.250%, 9/01/30 9/26 at 100.00 N/R 102,552
125 2.375%, 9/01/31 9/26 at 100.00 N/R 105,673
Justin, Denton County, Texas, Special Assessment
Revenue Bonds, Timberbrook Public Improvement
District 1 Improvement Area 2 Project, Series 2018:
775 2.500%, 9/01/26, 144A No Opt. Call N/R 710,923
485 3.000%, 9/01/31, 144A No Opt. Call N/R 416,659
Kaufman,Texas, Special Assessment Revenue Bonds,
Kaufman Public Improvement District 1 Phase 2A-2B
Project, Series 2021:
235 5.125%, 9/15/28 No Opt. Call N/R 235,942
730 5.625%, 9/15/42 9/32 at 100.00 N/R 737,541
1,000 Kerrville Health Facilities Development Corporation, Texas, Revenue
Bonds, Sid Peterson Memorial Hospital Project, Series 2015, 5.000%,
8/15/25
No Opt. Call A-   1,037,940
925 Kyle, Texas, Special Assessment Revenue Bonds, 6 Creeks Public
Improvement District Improvement Area 1 Project, Series 2019,
4.125%, 9/01/29, 144A
No Opt. Call N/R   894,346
Kyle, Texas, Special Assessment Revenue Bonds, 6 Creeks
Public Improvement District Improvement Area 3 Project,
Series 2021:
500 2.750%, 9/01/26, 144A No Opt. Call N/R 445,665
750 3.375%, 9/01/31, 144A No Opt. Call N/R 626,715
2,000 3.750%, 9/01/41, 144A 9/31 at 100.00 N/R 1,546,600
Kyle, Texas, Special Assessment Revenue Bonds,
Plum Creek North  Public Improvement District Major
Improvement Area 1 Project, Series 2022:
625 3.625%, 9/01/27, 144A No Opt. Call N/R 595,456
505 3.875%, 9/01/32, 144A 9/30 at 100.00 N/R 455,121
1,250 4.125%, 9/01/41, 144A 9/30 at 100.00 N/R 1,094,063
Kyle, Texas, Special Assessment Revenue Bonds,
Plum Creek North  Public Improvement District Major
Improvement Project, Series 2022:
220 4.125%, 9/01/27, 144A No Opt. Call N/R 211,589
225 4.375%, 9/01/32, 144A 9/30 at 100.00 N/R 211,111
640 4.625%, 9/01/41, 144A 9/30 at 100.00 N/R 580,339

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 345 Kyle, Texas, Special Assessment Revenue Bonds, Southwest Kyle Public
Improvement District 1 Improvement Area 1 Project, Series 2019,
4.250%, 9/01/29, 144A
No Opt. Call N/R   $ 336,009
Kyle, Texas, Special Assessment Revenue Bonds,
Southwest Kyle Public Improvement District, Series 2022:
480 4.375%, 9/01/27 No Opt. Call N/R 470,664
535 4.750%, 9/01/32 No Opt. Call N/R 518,046
16,600 Lakeside Place Public Facility Corporation, Texas, Multifamily Housing
Revenue Bonds, Torrey Chase Apartments, Series 2021, 3.480%,
12/15/39, 144A
12/31 at 100.00 N/R   12,258,270
Lavon, Texas, Special Assessment Revenue Bonds, Elevon
Public Improvement District Improvement Area 1 Project,
Series 2022:
600 3.500%, 9/15/27, 144A No Opt. Call N/R 550,002
1,000 3.875%, 9/15/32, 144A No Opt. Call N/R 865,680
3,000 4.000%, 9/15/42, 144A 9/32 at 100.00 N/R 2,465,790
Lavon, Texas, Special Assessment Revenue Bonds,
Lakepointe Public Improvement District Area 1 Project,
Series 2019:
205 3.500%, 9/15/24, 144A No Opt. Call N/R 199,947
375 3.750%, 9/15/29, 144A No Opt. Call N/R 344,497
Lavon, Texas, Special Assessment Revenue Bonds,
Lakepointe Public Improvement District Areas 2-3 Project,
Series 2022:
250 5.250%, 9/15/28, 144A No Opt. Call N/R 250,855
1,500 5.875%, 9/15/42, 144A 9/32 at 100.00 N/R 1,515,300
305 Lavon, Texas, Special Assessment Revenue Bonds, Lakepointe Public
Improvement District Major Improvement Area Project, Series 2019,
4.375%, 9/15/29, 144A
No Opt. Call N/R   298,403
955 Leander, Texas, Special Assessment Revenue Bonds, Deerbrooke Public
Improvement District Southern Improvement Area Project, Series
2017, 4.125%, 9/01/28, 144A
9/26 at 100.00 N/R   925,739
825 Legato Community Authority, Commerce City, Texas, Limited Tax
Supported Revenue Bonds, District 1, 2, 3 & 7, Series 2021A-1,
5.000%, 12/01/41
6/26 at 103.00 N/R   719,755
Liberty Hill, Williamson County, Texas, Special
Assessment Revenue Bonds, Butler Farms Public
Improvement District Improvement Areas 1 & 2 Project,
Series 2022:
650 2.625%, 9/01/27, 144A No Opt. Call N/R 591,363
750 3.125%, 9/01/32, 144A No Opt. Call N/R 642,000
2,200 3.375%, 9/01/42, 144A 9/32 at 100.00 N/R 1,700,006
Liberty Hill, Williamson County, Texas, Special
Assessment Revenue Bonds, Butler Farms Public
Improvement District Major Improvement Area Project,
Series 2022:
225 3.500%, 9/01/27, 144A No Opt. Call N/R 209,266
275 3.875%, 9/01/32, 144A No Opt. Call N/R 244,610
650 4.125%, 9/01/42, 144A 9/32 at 100.00 N/R 549,321
Little Elm, Texas, Special Assessment Revenue Bonds,
Spiritas Ranch Public Improvement District Project, Series
2022:
150 3.250%, 9/01/27, 144A No Opt. Call N/R 137,805
205 3.500%, 9/01/32, 144A No Opt. Call N/R 172,940
530 3.750%, 9/01/42, 144A 9/32 at 100.00 N/R 408,158

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
Little Elm, Texas, Special Assessment Revenue Bonds,
Valencia Public Improvement District Improvement Area
3 Project, Series 2021:
$ 243 2.375%, 9/01/26, 144A No Opt. Call N/R $ 217,033
300 2.875%, 9/01/31, 144A 9/29 at 100.00 N/R 244,263
725 3.125%, 9/01/41, 144A 9/29 at 100.00 N/R 518,622
410 Little Elm,Texas, Special Assessment Revenue Bonds, Hillstone Pointe
Public Improvement District 2 Phase 1-1A Project, Series 2017,
5.250%, 9/01/27, 144A
No Opt. Call N/R   417,605
250 Little Elm,Texas, Special Assessment Revenue Bonds, Lakeside Estates
Public Improvement District 2 Project, Series 2017, 4.500%, 9/01/27,
144A
No Opt. Call N/R   249,780
1,000 Love Field Airport Modernization Corporation, Texas, Special
Facilities Revenue Bonds, Southwest Airlines Company - Love Field
Modernization Program Project, Series 2012, 5.000%, 11/01/28, (AMT)
1/23 at 100.00 BBB   999,930
370 Manor, Texas, Special Assessment Revenue Bonds, Lagos Public
Improvement District Major Improvement Area Project, Series 2020,
4.125%, 9/15/30, 144A
No Opt. Call N/R   352,000
Manor, Texas, Special Assessment Revenue Bonds, Manor
Heights Public Improvement District Improvement Area
1-2 Project, Series 2021:
210 2.500%, 9/15/26, 144A No Opt. Call N/R 185,785
300 3.125%, 9/15/31, 144A No Opt. Call N/R 245,757
740 3.500%, 9/15/41, 144A 9/31 at 100.00 N/R 553,416
Manor, Texas, Special Assessment Revenue Bonds, Manor
Heights Public Improvement District Major Improvement
Area Project, Series 2021:
215 3.125%, 9/15/26, 144A No Opt. Call N/R 191,533
315 3.750%, 9/15/31, 144A No Opt. Call N/R 263,765
280 Marble Falls, Burnet County, Texas, Special Assessment Revenue Bonds,
Gregg Ranch Public Improvement District Major Improvement Area
Project, Series 2019, 5.000%, 9/01/29, 144A
No Opt. Call N/R   279,608
285 Marble Falls, Burnet County, Texas, Special Assessment Revenue
Bonds, Gregg Ranch Public Improvement District Neighborhood
Improvement Area 1 Project, Series 2019, 4.500%, 9/01/29, 144A
No Opt. Call N/R   278,827
Marble Falls, Burnet County, Texas, Special Assessment
Revenue Bonds, Thunder Rock Public Improvement
District Improvement Area 1 Project, Series 2021:
365 3.375%, 9/01/26, 144A No Opt. Call N/R 337,651
500 3.875%, 9/01/31, 144A No Opt. Call N/R 438,910
100 4.125%, 9/01/41, 144A 9/31 at 100.00 N/R 84,544
Marble Falls, Burnet County, Texas, Special Assessment
Revenue Bonds, Thunder Rock Public Improvement
District Major Improvement Area Project, Series 2021:
160 4.125%, 9/01/26, 144A No Opt. Call N/R 151,747
200 4.625%, 9/01/31, 144A No Opt. Call N/R 180,380
500 4.875%, 9/01/41, 144A 9/31 at 100.00 N/R 433,525
50 Matagorda County Navigation District 1, Texas, Pollution Control
Revenue Bonds, AEP Texas Central Company Project, Remarketing,
Series 2008-1, 4.000%, 6/01/30
6/23 at 100.00 Baa2   50,002
McLendon-Chisholm, Texas, Special Assessment
Revenue Bonds, Sonoma Public Improvement  District
Improvement Area 2 Project, Series 2019:
170 3.500%, 9/15/24, 144A No Opt. Call N/R 166,503
420 3.750%, 9/15/29, 144A No Opt. Call N/R 393,712

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
McLendon-Chisholm, Texas, Special Assessment
Revenue Bonds, Sonoma Public Improvement  District
Improvement Area 3 Project, Series 2021:
$ 160 2.625%, 9/15/26, 144A No Opt. Call N/R $ 144,286
240 3.125%, 9/15/31, 144A No Opt. Call N/R 199,536
McLendon-Chisholm, Texas, Special Assessment
Revenue Bonds, Sonoma Public Improvement  District
Improvement Area 4 Project, Series 2022:
430 5.000%, 9/15/27, 144A No Opt. Call N/R 425,928
500 5.375%, 9/15/32, 144A No Opt. Call N/R 493,460
135 Mesquite Health Facilities Development Corporation, Texas, Retirement
Facility Revenue Bonds, Christian Care Centers Inc., Series 2014,
5.000%, 2/15/24 (7)
No Opt. Call N/R   112,050
Mesquite, Texas, Special Assessment Bonds, Heartland
Town Center Public Improvement District Phase 1 Project,
Series 2018:
100 4.375%, 9/01/23, 144A No Opt. Call N/R 99,965
290 4.750%, 9/01/28, 144A No Opt. Call N/R 291,151
255 Mesquite, Texas, Special Assessment Bonds, Heartland Town Center
Public Improvement District Phase 2 Major Improvement Project,
Series 2018, 5.125%, 9/01/28, 144A
No Opt. Call N/R   259,177
Mesquite, Texas, Special Assessment Bonds, Iron Horse
Public Improvement District Project, Series 2019:
235 5.000%, 9/15/24, 144A No Opt. Call N/R 234,892
600 5.250%, 9/15/29, 144A No Opt. Call N/R 598,908
Midlothian, Texas, Special Assessment Revenue Bonds,
Redden Farms Public Improvement District Improvement
Areas 1-2 Project, Series 2021:
565 2.875%, 9/15/26, 144A No Opt. Call N/R 515,139
410 3.500%, 9/15/31, 144A No Opt. Call N/R 350,455
1,105 3.875%, 9/15/41, 144A 9/31 at 100.00 N/R 886,166
235 Midlothian, Texas, Special Assessment Revenue Bonds, Redden Farms
Public Improvement District Major Improvement Area Project, Series
2021, 4.125%, 9/15/31, 144A
No Opt. Call N/R   213,110
1,830 Mission Economic Development Corporation, Texas, Revenue Bonds,
Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31,
(AMT), 144A
1/23 at 104.00 BB-   1,764,157
5,791 Mission Economic Development Corporation, Texas, Water Supply
Revenue Bonds, Enviro Water Minerals Project, Green Bonds, Series
2015, 6.500%, 1/01/26, (AMT), 144A (7)
No Opt. Call N/R   115,817
Missouri City Management District 1, Fort Bend County,
Texas, General Obligation  Bonds, Road Series 2021:
105 2.000%, 9/01/23 No Opt. Call N/R 103,569
105 2.000%, 9/01/24 No Opt. Call N/R 101,631
110 2.000%, 9/01/25 No Opt. Call N/R 104,463
115 2.000%, 9/01/26 No Opt. Call N/R 107,226
120 2.000%, 9/01/27 No Opt. Call N/R 109,646
125 2.000%, 9/01/28 9/27 at 100.00 N/R 112,480
130 2.000%, 9/01/29 9/27 at 100.00 N/R 114,921
135 2.250%, 9/01/30 9/27 at 100.00 N/R 119,482
140 2.250%, 9/01/31 9/27 at 100.00 N/R 121,880
295 2.250%, 9/01/33 9/27 at 100.00 N/R 248,186
315 2.375%, 9/01/35 9/27 at 100.00 N/R 254,882
340 2.500%, 9/01/37 9/27 at 100.00 N/R 266,910
365 2.500%, 9/01/39 9/27 at 100.00 N/R 275,900
395 2.750%, 9/01/41 9/27 at 100.00 N/R 296,649

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
New Braunfels, Comal and Guadalupe Counties, Texas,
Special Assessment Revenue Bonds, Solms Landing
Public Improvement District Improvement Area 1 Project,
Series 2021:
$ 225 3.625%, 9/01/26, 144A No Opt. Call N/R $ 208,872
350 4.250%, 9/01/31, 144A No Opt. Call N/R 316,270
635 New Hope Cultural Education Facilities Finance Corporation, Texas,
Education Revenue Bonds, Beta Academy, Series 2018A, 5.125%,
8/15/29, 144A
8/24 at 100.00 N/R   636,372
New Hope Cultural Education Facilities Finance
Corporation, Texas, Education Revenue Bonds, Beta
Academy, Series 2019A:
505 3.375%, 8/15/29, 144A 8/24 at 100.00 N/R 454,480
80 5.000%, 8/15/39, 144A 8/24 at 100.00 N/R 75,674
670 5.000%, 8/15/49, 144A 8/24 at 100.00 N/R 601,057
1,575 New Hope Cultural Education Facilities Finance Corporation, Texas,
Education Revenue Bonds, Southwest Preparatory School, Series
2020A, 3.000%, 8/15/30, 144A
8/25 at 103.00 BB+   1,361,162
330 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckingham Senior Living
Community, Inc. Project, Series 2021A-1, 7.500%, 11/15/37
No Opt. Call N/R   268,066
2,135 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckingham Senior Living
Community, Inc. Project, Series 2021A-2, 7.500%, 11/15/36
No Opt. Call N/R   1,823,418
19,932 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckingham Senior Living
Community, Inc. Project, Series 2021B, 5.625%, 11/15/61
11/26 at 105.00 N/R   9,152,430
775 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Wesleyan Homes, Inc. Project,
Series 2014, 5.000%, 1/01/24
No Opt. Call N/R   768,195
New Hope Cultural Education Facilities Finance
Corporation, Texas, Senior Living Revenue Bonds,
Sanctuary LTC LLC Project, Series 2021A-1:
14,725 5.000%, 1/01/32 1/28 at 103.00 N/R 12,783,951
38,755 5.250%, 1/01/42 1/28 at 103.00 N/R 29,677,416
19,500 5.500%, 1/01/57 1/28 at 103.00 N/R 14,105,910
New Hope Cultural Education Facilities Finance
Corporation, Texas, Student Housing Revenue Bonds,
CHF-Collegiate Housing Corpus Christi I, L.L.C.-Texas
A&M University-Corpus Christi Project, Series 2014A:
655 5.000%, 4/01/23, (ETM) No Opt. Call N/R (6) 658,020
690 5.000%, 4/01/24, (ETM) No Opt. Call N/R (6) 707,705
300 5.000%, 4/01/25, (Pre-refunded 4/01/24) 4/24 at 100.00 N/R (6) 307,698
New Hope Cultural Education Facilities Finance
Corporation, Texas, Student Housing Revenue Bonds,
CHF-Collegiate Housing Corpus Christi II, L.L.C.-Texas
A&M University-Corpus Christi Project, Series 2016A:
355 5.000%, 4/01/36, (Pre-refunded 4/01/26) 4/26 at 100.00 N/R (6) 379,232
2,275 5.000%, 4/01/48, (Pre-refunded 4/01/26) 4/26 at 100.00 N/R (6) 2,430,292
New Hope Cultural Education Facilities Finance
Corporation, Texas, Student Housing Revenue Bonds,
CHF-Collegiate Housing Foundation - College Station I
LLC - Texas A&M University Project, Series 2014A:
450 4.000%, 4/01/24 - AGM Insured No Opt. Call A2 455,054
2,250 5.000%, 4/01/29 4/24 at 100.00 BB+ 2,234,362

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 725 New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation
- Stephenville II, L.L.C. - Tarleton State University Project, Series 2014A,
5.000%, 4/01/29, (Pre-refunded 4/01/24)
4/24 at 100.00 N/R  (6) $ 742,705
430 New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing
Foundation - Stephenville III, L.L.C. - Tarleton State University Project,
Series 2015A, 5.000%, 4/01/24, (ETM)
No Opt. Call N/R  (6) 440,501
305 New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, CHF-Collegiate Housing Galveston-
Texas A&M University at Galveston Project, Series 2014A, 5.000%,
4/01/24, (ETM)
No Opt. Call N/R  (6) 311,698
New Hope Cultural Education Facilities Finance
Corporation, Texas, Student Housing Revenue Bonds,
NCCD - College Station Properties LLC - Texas A&M
University Project,  Series 2015A:
1,250 3.000%, 7/01/23 (7) No Opt. Call CCC 1,062,500
480 5.000%, 7/01/24 (7) No Opt. Call Caa2 408,000
13,500 5.000%, 7/01/30 (7) 7/25 at 100.00 Caa2 11,475,000
1,350 New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, NCCD - College Station Properties
LLC - Texas A&M University Project,  Series 2015B, 4.625%, 7/01/22
(7)
No Opt. Call N/R   1,147,500
North Hays County Municipal Utility District 1, Texas,
General Obligation Bonds, Unlimited Tax Series 2021:
280 2.250%, 8/15/34 - BAM Insured 8/26 at 100.00 AA 223,448
450 2.250%, 8/15/35 - BAM Insured 8/26 at 100.00 AA 348,030
480 2.250%, 8/15/37 - BAM Insured 8/26 at 100.00 AA 350,146
995 2.500%, 8/15/39 - BAM Insured 8/26 at 100.00 Baa2 724,549
1,040 2.500%, 8/15/41 - BAM Insured 8/26 at 100.00 AA 731,484
1,315 2.500%, 8/15/44 - BAM Insured 8/26 at 100.00 AA 874,830
805 2.625%, 8/15/47 - BAM Insured 8/26 at 100.00 AA 527,348
North Parkway Municipal Management District 1, Celina,
Texas, Contract Revenue Bonds, Legacy Hills Public
Improvement District Phase 1A-1B Improvements, Series
2021:
400 3.000%, 9/15/26, 144A No Opt. Call N/R 370,680
800 3.625%, 9/15/31, 144A No Opt. Call N/R 705,096
650 4.000%, 9/15/41, 144A 9/31 at 100.00 N/R 551,161
North Parkway Municipal Management District 1, Celina,
Texas, Special Assessment Revenue Bonds, Major
Improvements Project, Series 2021:
3,000 4.250%, 9/15/31, 144A No Opt. Call N/R 2,836,590
7,000 4.750%, 9/15/41, 144A 9/31 at 100.00 N/R 6,444,690
North Richland Hills, Texas, Special Assessment Revenue
Bonds, City Point Public Improvement District Zone A
Project, Series 2019:
200 4.875%, 9/01/25, 144A No Opt. Call N/R 198,204
265 5.250%, 9/01/30, 144A No Opt. Call N/R 261,513
North Richland Hills, Texas, Special Assessment Revenue
Bonds, City Point Public Improvement District Zone B
Project, Series 2019:
165 4.500%, 9/01/25, 144A No Opt. Call N/R 162,977
351 4.875%, 9/01/30, 144A No Opt. Call N/R 336,009
250 Oak Point, Denton County, Texas, Special Assessment Revenue Bonds,
Oak Point Public Imporvement District 2 Project, Series 2020, 2.500%,
9/01/25, 144A
No Opt. Call N/R   233,783

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
Oak Point, Denton County, Texas, Special Assessment
Revenue Bonds, Wildridge Public Imporvement District 1
Improvement Area 3 Project, Series 2019:
$ 75 3.125%, 9/01/24, 144A No Opt. Call N/R $ 73,030
205 3.500%, 9/01/29, 144A No Opt. Call N/R 188,967
570 4.000%, 9/01/39, 144A 9/29 at 100.00 N/R 501,326
410 Pilot Point, Texas, Special Assessment Revenue Bonds, Creekview Public
Improvement District Zone A Improvement Area 1 Project, Series
2022, 4.875%, 9/15/27, 144A
No Opt. Call N/R   403,723
370 Pilot Point, Texas, Special Assessment Revenue Bonds, Creekview Public
Improvement District Zone B Improvement Area 1 Project, Series
2022, 4.875%, 9/15/27, 144A
No Opt. Call N/R   364,335
Pilot Point, Texas, Special Assessment Revenue Bonds,
Mobberly Public Improvement District Improvement Area
1 Project, Series 2022:
693 4.875%, 9/15/27, 144A No Opt. Call N/R 687,220
912 5.125%, 9/15/32, 144A 9/30 at 100.00 N/R 901,640
Pilot Point, Texas, Special Assessment Revenue Bonds,
Mobberly Public Improvement District Improvement Area
2 Project, Series 2022:
618 5.375%, 9/15/27, 144A No Opt. Call N/R 617,691
500 5.625%, 9/15/32, 144A No Opt. Call N/R 501,520
160 Ponder, Texas, Special Assessment Revenue Bonds, Public Improvement
District 1 Estates at Remington Park, Series 2017, 4.000%, 9/01/27
No Opt. Call N/R   156,662
13,470 Port Beaumont Industrial Development Authority, Texas, Facility Revenue
Bonds, Jefferson Gulf Coast Energy Project, Series 2021B, 4.100%,
1/01/28, 144A
7/23 at 102.05 N/R   10,968,486
Port Beaumont Navigation District, Jefferson County,
Texas, Dock and Wharf Facility Revenue Bonds, Jefferson
Gulf Coast Energy Project, Series 2020:
6,805 3.625%, 1/01/35, (AMT), 144A 1/23 at 102.00 N/R 5,477,413
57,130 4.000%, 1/01/50, (AMT), 144A 1/23 at 102.00 N/R 41,227,864
Port Beaumont Navigation District, Jefferson County,
Texas, Dock and Wharf Facility Revenue Bonds, Jefferson
Gulf Coast Energy Project, Series 2021A:
1,075 2.125%, 1/01/28, (AMT), 144A 7/23 at 103.00 N/R 914,674
800 2.250%, 1/01/29, (AMT), 144A 7/23 at 103.00 N/R 660,832
1,000 2.500%, 1/01/30, (AMT), 144A 7/23 at 103.00 N/R 811,500
800 2.625%, 1/01/31, (AMT), 144A 7/23 at 103.00 N/R 636,272
8,605 2.750%, 1/01/36, (AMT), 144A 7/23 at 103.00 N/R 6,125,039
7,045 2.875%, 1/01/41, (AMT), 144A 7/23 at 103.00 N/R 4,630,538
6,250 3.000%, 1/01/50, (AMT), 144A 7/23 at 103.00 N/R 3,689,750
3,500 Port Beaumont Navigation District, Jefferson County, Texas, Facility
Revenue Bonds, Jefferson Gulf Coast Energy Project, Taxable Series
2020B, 6.000%, 1/01/25, 144A
1/23 at 101.50 N/R   3,286,850
Princeton, Collins County, Texas, Special Assessment
Revenue Bonds, Winchester Public Improvement District
2 Project, Series 2022:
485 4.250%, 9/01/27 No Opt. Call N/R 477,720
460 4.750%, 9/01/32 9/30 at 100.00 N/R 451,242
1,050 5.125%, 9/01/42 9/30 at 100.00 N/R 1,005,396

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
Princeton, Texas, Special Assessment Revenue Bonds,
Brookside Public Improvement District Phase 2 & 3
Project, Series 2021:
$ 100 2.500%, 9/01/26, 144A No Opt. Call N/R $ 90,849
148 3.000%, 9/01/31, 144A 9/29 at 100.00 N/R 124,532
350 3.375%, 9/01/41, 144A 9/29 at 100.00 N/R 264,859
Princeton, Texas, Special Assessment Revenue Bonds,
Eastridge Public Improvement District 1 Project, Series
2022:
440 4.250%, 9/01/27, 144A No Opt. Call N/R 433,946
400 4.750%, 9/01/32, 144A No Opt. Call N/R 392,084
850 5.125%, 9/01/42, 144A 9/32 at 100.00 N/R 813,569
Princeton, Texas, Special Assessment Revenue Bonds,
Whitewing Trails Public Improvement District 2 Phase 1
Project, Series 2019:
199 3.750%, 9/01/24, 144A No Opt. Call N/R 195,657
540 4.000%, 9/01/29, 144A No Opt. Call N/R 515,921
585 Princeton, Texas, Special Assessment Revenue Bonds, Whitewing Trails
Public Improvement District 2 Phase 2-6 Major Improvement Project,
Series 2019, 5.000%, 9/01/29, 144A
No Opt. Call N/R   585,603
Princeton, Texas, Special Assessment Revenue Bonds,
Winchester Public Improvement District Phase 3 & 4
Project, Series 2021:
216 2.375%, 9/01/26, 144A No Opt. Call N/R 194,951
215 2.875%, 9/01/31, 144A 9/30 at 100.00 N/R 179,486
550 3.250%, 9/01/41, 144A 9/30 at 100.00 N/R 406,742
1,970 Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue
Bonds, Series 2014A, 5.000%, 2/01/29
2/24 at 100.00 Ba1   2,003,845
1,125 Red River Health Facilities Development Corporation, Texas, First
Mortgage Revenue Bonds, Eden Home Inc., Series 2012, 4.087%,
6/15/23 (7)
12/22 at 100.00 N/R   686,250
70 Rowlett, Texas, Special Assessment Revenue Bonds, Bayside Public
Improvement District North Improvement Area, Series 2016, 4.900%,
9/15/24
3/24 at 102.00 N/R   69,111
Royse CIty, Rockwall County, Texas, Special Assessment
Revenue Bonds, Parkside Village Public improvement
District Project, Series 2019:
190 3.250%, 9/15/24, 144A No Opt. Call N/R 184,528
530 3.625%, 9/15/29, 144A No Opt. Call N/R 489,360
Royse CIty, Rockwall County, Texas, Special Assessment
Revenue Bonds, Waterscape Public improvement District
Improvement Area 1 Phase 1B Project, Series 2019:
110 3.500%, 9/15/24, 144A No Opt. Call N/R 107,538
315 3.875%, 9/15/29, 144A 9/27 at 100.00 N/R 296,970
435 Royse CIty, Rockwall County, Texas, Special Assessment Revenue Bonds,
Waterscape Public improvement District Improvement Area 1 Project,
Series 2017, 4.250%, 9/15/28, 144A
9/27 at 100.00 N/R   427,844
Royse CIty, Rockwall County, Texas, Special Assessment
Revenue Bonds, Waterscape Public improvement District
Improvement Area 2 Project, Series 2019:
200 3.750%, 9/15/24, 144A No Opt. Call N/R 197,244
555 4.125%, 9/15/29, 144A 9/27 at 100.00 N/R 539,160
205 4.625%, 9/15/39, 144A 9/27 at 100.00 N/R 191,821

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
Royse CIty, Rockwall County, Texas, Special Assessment
Revenue Bonds, Waterscape Public improvement District
Improvement Area 3 Project, Series 2022:
$ 564 4.750%, 9/15/27, 144A No Opt. Call N/R $ 551,891
736 5.125%, 9/15/32, 144A No Opt. Call N/R 721,898
2,216 5.625%, 9/15/42, 144A 9/32 at 100.00 N/R 2,121,732
620 Royse City, Rockwall County, Texas, Special Assessment Revenue Bonds,
Waterscape Publifc improvement District Major Improvement Area
Project, Series 2017, 4.750%, 9/15/28, 144A
9/27 at 100.00 N/R   622,232
Royse CIty, Rockwall, Collin and Hunt Counties, Texas,
Special Assessment Revenue Bonds, Creekshaw Public
Improvement District Improvement Area 1 Project, Series
2020:
100 3.125%, 9/15/25, 144A No Opt. Call N/R 94,836
225 3.625%, 9/15/30, 144A No Opt. Call N/R 199,946
Royse City, Rockwall, Collin and Hunt Counties, Texas,
Special Assessment Revenue Bonds, Creekshaw Public
Improvement District Improvement Area 2 Project, Series
2022:
240 4.875%, 9/15/27, 144A No Opt. Call N/R 237,998
300 5.250%, 9/15/32, 144A No Opt. Call N/R 297,279
450 SA Energy Acquisition Public Facilities Corporation, Texas, Gas Supply
Revenue Bonds, Series 2007, 5.500%, 8/01/27
No Opt. Call BBB+   475,254
660 Sachse, Texas, Special Assessment Bonds, Sachse Public Improvement
District 1 Improvement Area 1 Project, Series 2022, 5.625%, 9/15/42,
144A
9/32 at 100.00 N/R   668,798
720 Sachse, Texas, Special Assessment Bonds, Sachse Public Improvement
District 1 Improvement Areas 2-3 Project, Series 2022, 6.875%,
9/15/42, 144A
9/32 at 100.00 N/R   728,525
San Antonio Education Facilities Corporation, Texas,
Higher Education Revenue Bonds, Hallmark University
Project, Series 2021A:
265 5.000%, 10/01/31 No Opt. Call N/R 249,384
840 5.000%, 10/01/41 10/31 at 100.00 N/R 717,486
San Marcos City, Hays, Caldwell and Guadalupe
Counties, Texas, Special Assessment Revenue Bonds, San
Marcos Trace Public Improvement District Series 2019:
430 4.500%, 9/01/24, 144A No Opt. Call N/R 430,181
1,270 5.000%, 9/01/29, 144A 9/28 at 100.00 N/R 1,265,961
San Marcos, Hays, Caldwell and Guadalupe Counties,
Texas, Special Assessment Revenue Bonds, Whisper
South Public Improvement District, Series 2020:
300 3.750%, 9/01/27, 144A No Opt. Call N/R 282,183
500 4.000%, 9/01/32, 144A No Opt. Call N/R 456,610
Santa Fe, Galveston County, Texas, Special Assessment
Revenue Bonds, Mulberry Farms Public Improvement
District Series 2022:
240 4.375%, 9/01/27, 144A No Opt. Call N/R 232,126
295 4.625%, 9/01/32, 144A No Opt. Call N/R 280,185
650 4.875%, 9/01/42, 144A 9/32 at 100.00 N/R 596,752
Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Retirement Facility Revenue Bonds,
Buckner Senior Living Ventana Project, Series 2017A:
3,270 6.000%, 11/15/27 5/27 at 100.00 N/R 3,286,677
3,095 6.750%, 11/15/47 5/27 at 100.00 N/R 3,110,846

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 1,155 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Northwest Senior Housing-
Edgemere Project, Series 2015A, 5.000%, 11/15/23 (7)
No Opt. Call CC   $ 462,000
265 Texas Municipal Gas Acquisition and Supply Corporation I, Gas
Supply Revenue Bonds, Series 2006B, 3.895%, 12/15/26 (3-Month
LIBOR*0.67% reference rate + 0.700% spread) (5)
12/22 at 100.00 A-   262,138
11,805 Texas State Department of Housing and Community Affairs, Multifamily
Housing Revenue Bonds, East Texas Pines Apartments, Custodial
Receipts CR-021-2006, 5.800%, 10/01/46, (AMT), (Mandatory Put
4/01/24), 144A
4/24 at 100.00 N/R   11,931,904
525 Town Of Hickory Creek, Denton County, Texas, Special Assessment
Revenue Bonds, Hickory Creek Public Improvement District, Series
2018, 5.125%, 9/01/28
No Opt. Call N/R   530,796
Town of Lakewood Village, Texas, Lakewood Village
Public Improvement District Improvement District No. 1
Project, Special Assessment Revenue Bonds, Series 2022:
400 4.375%, 9/15/27, 144A No Opt. Call N/R 388,888
500 4.750%, 9/15/32, 144A No Opt. Call N/R 478,950
1,000 5.250%, 9/15/42, 144A 9/32 at 100.00 N/R 939,180
Travis County Development Authority, Texas, Contract
Assessment Revenue Bonds, Turner's Crossing Public
Improvement District Area1 Project, Series 2022:
400 4.375%, 9/01/27, 144A No Opt. Call N/R 395,332
300 4.750%, 9/01/32, 144A No Opt. Call N/R 295,191
6,350 Travis County, Texas, Texas Housing Finance Corporation, Multi-Family
Housing Revenue Variable-Rate Bonds, Montopolis Apartments
Project, Series 2020, 0.400%, 7/01/41, (Mandatory Put 7/01/24)
7/23 at 100.00 Aaa   5,991,796
945 Uhland, Hays and Caldwell Counties, Texas, Special Assessment
Revenue Bonds, Watermill Public Improvement District, Series 2022,
5.875%, 9/01/32, 144A
No Opt. Call N/R   970,997
Uptown Development Authority, Houston, Texas, Tax
Increment Contract Revenue Bonds, Infrastructure
Improvement Facilities, Refunding Series 2021:
425 5.000%, 9/01/31 No Opt. Call Baa2 450,211
425 4.000%, 9/01/32 9/31 at 100.00 Baa2 409,955
755 3.000%, 9/01/34 9/31 at 100.00 Baa2 646,975
280 4.000%, 9/01/35 9/31 at 100.00 Baa2 262,170
900 3.000%, 9/01/37 9/31 at 100.00 Baa2 721,692
750 3.000%, 9/01/40 9/31 at 100.00 Baa2 568,372
Venus, Johnson County, Texas, Special Assessment
Revenue Bonds, Brahman Ranch Public Improvement
District, Series 2022:
691 5.625%, 9/15/28, 144A No Opt. Call N/R 687,614
2,394 6.250%, 9/15/42, 144A 9/32 at 100.00 N/R 2,351,195
Venus, Johnson County, Texas, Special Assessment
Revenue Bonds, Patriot Estates Public Improvement
District, Series 2021:
249 2.625%, 9/15/26, 144A No Opt. Call N/R 224,073
250 3.125%, 9/15/31, 144A 9/29 at 100.00 N/R 208,857
466 Viridian Municipal Management District, Texas, Assessment Revenue
Bonds, Series 2015, 4.000%, 12/01/27
12/24 at 100.00 N/R   455,678
540 Vista Lago, Travis County, Texas, Special Assessment Revenue Bonds,
Tessera on Lake Travis Public Improvement District Improvement Area
#2 Project, Series 2018, 4.500%, 9/01/27
No Opt. Call N/R   539,244

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
Westlake, Texas, Special Assessment Revenue Bonds,
Solana Public Improvement District, Series 2015:
$ 1,300 5.500%, 9/01/25 No Opt. Call N/R $ 1,291,303
1,840 6.125%, 9/01/35 9/25 at 100.00 N/R 1,840,037
2,025 6.250%, 9/01/40 9/25 at 100.00 N/R 1,999,242
553,124 Total Texas 457,830,417
Utah - 0.7%
Black Desert Public Infrastructure District, Utah, Limited
Tax General Obligation Bonds, Series 2021A:
560 3.250%, 3/01/31, 144A 9/26 at 103.00 N/R 490,459
1,835 3.500%, 3/01/36, 144A 9/26 at 103.00 N/R 1,508,480
2,074 Box Elder County, Utah, Solid Waste Disposal Revenue Bonds,
Promontory Point Res, LLC, Senior Series 2017A, 8.000%, 12/01/39,
(AMT), 144A
12/27 at 100.00 N/R   2,074,655
3,935 Coral Junction Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Series 2022A-1, 6.500%, 3/01/53
6/27 at 103.00 N/R   3,689,259
2,505 Coral Junction Public Infrastructure District 1, Utah, Special Assessment
Bonds, Coral Junction Assessment Area, Series 2022A-2, 5.500%,
6/01/41, 144A
6/27 at 103.00 N/R   2,353,122
1,345 Downtown East Streetcar Sewer Public Infrastructure District, South Salt
Lake, Salt Lake County, Utah, Limited Tax General Obligation Bonds,
Series 2022A, 5.750%, 3/01/42, 144A
9/27 at 103.00 N/R   1,336,917
Military Installation Development Authority, Utah, Tax
Allocation and Hotel Tax Revenue Bonds, Series 2021A-1:
1,000 4.000%, 6/01/36 9/26 at 103.00 N/R 840,170
2,000 4.000%, 6/01/41 9/26 at 103.00 N/R 1,592,020
Military Installation Development Authority, Utah, Tax
Allocation Revenue Bonds, Series 2021A-2:
6,730 4.000%, 6/01/36 9/26 at 103.00 N/R 5,653,738
8,580 4.000%, 6/01/41 9/26 at 103.00 N/R 6,770,478
8,270 4.000%, 6/01/52 9/26 at 103.00 N/R 5,970,692
Utah Charter School Finance Authority, Charter School
Revenue Bonds, Leadership Learning Academy Project,
Series 2019A:
570 3.500%, 6/15/24, 144A No Opt. Call N/R 559,512
1,660 5.000%, 6/15/29, 144A 6/27 at 102.00 N/R 1,649,127
2,115 5.000%, 6/15/34, 144A 6/27 at 102.00 N/R 2,029,427
Utah Charter School Finance Authority, Charter School
Revenue Bonds, Mountain West Montessori Academy
Project, Series 2020A:
675 3.125%, 6/15/29, 144A No Opt. Call N/R 610,477
475 5.000%, 6/15/39, 144A 12/29 at 100.00 N/R 442,676
Utah Charter School Finance Authority, Revenue Bonds,
Beehive Science & Technology Academy, Series 2021A:
1,245 4.000%, 10/15/31, 144A 10/28 at 100.00 N/R 1,137,370
2,325 4.000%, 10/15/41, 144A 10/28 at 100.00 N/R 1,800,782
1,660 Utah Charter School Finance Authority, Revenue Bonds, Channing Hall
Project, Refunding Series 2017A, 4.500%, 7/15/27, 144A
No Opt. Call BB   1,645,226
815 Utah Charter School Finance Authority, Revenue Bonds, Ronald Eilson
Reagan Academy Project, Refunding Series 2016A, 5.000%, 2/15/36,
144A
2/26 at 100.00 BB   792,799

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utah (continued)
Utah Charter School Finance Authority, Revenue Bonds,
Wallace Stegner Academy Project, Series 2019A:
$ 370 3.625%, 6/15/29, 144A 6/27 at 100.00 N/R $ 336,893
1,350 5.000%, 6/15/39, 144A 6/27 at 100.00 N/R 1,237,788
52,094 Total Utah 44,522,067
Vermont - 0.1%
Vermont Economic Development Authority, Mortgage
Revenue Bonds, Wake Robin Corporation Project, Series
2021A:
1,215 4.000%, 5/01/37 5/28 at 103.00 N/R 976,507
1,015 4.000%, 5/01/45 5/28 at 103.00 N/R 740,057
Vermont Educational and Health Buildings Financing
Agency, Revenue Bonds, Champlain College Project,
Series 2016A:
695 5.000%, 10/15/26 No Opt. Call BBB 712,618
875 5.000%, 10/15/28 10/26 at 100.00 BBB 894,408
1,000 5.000%, 10/15/30 10/26 at 100.00 BBB 1,019,980
1,000 5.000%, 10/15/31 10/26 at 100.00 BBB 1,018,160
Vermont Educational and Health Buildings Financing
Agency, Revenue Bonds, Saint Michael's College Project,
Series 2012:
170 5.000%, 10/01/24 1/23 at 100.00 BBB 170,087
555 5.000%, 10/01/25 1/23 at 100.00 BBB 555,255
805 5.000%, 10/01/27 1/23 at 100.00 BBB 805,290
7,330 Total Vermont 6,892,362
Virgin Islands - 0.8%
Matching Fund Special Purpose Securitization
Corporation, Virgin Islands, Revenue Bonds, Series
2022A:
1,000 5.000%, 10/01/25 No Opt. Call N/R 1,021,750
1,855 5.000%, 10/01/26 No Opt. Call N/R 1,905,734
2,995 5.000%, 10/01/27 No Opt. Call N/R 3,092,577
7,305 5.000%, 10/01/28 No Opt. Call N/R 7,567,469
3,825 5.000%, 10/01/30 No Opt. Call N/R 3,977,197
475 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2012A, 5.000%, 10/01/32
1/23 at 100.00 N/R   437,104
Virgin Islands Public Finance Authority, Gross Receipts
Taxes Loan Note, Refunding Series 2014C:
450 5.000%, 10/01/24, 144A No Opt. Call N/R 443,813
1,150 5.000%, 10/01/30, 144A 10/24 at 100.00 N/R 1,076,193
925 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Working Capital Series 2014A, 5.000%, 10/01/24, 144A
No Opt. Call N/R   912,281
6,000 Virgin Islands Water and Power Authority, Electric System Revenue
Bonds, Bond Anticipation Notes, Senior Series 2021A, 6.750%,
7/01/26, 144A
No Opt. Call N/R   5,745,000
6,080 Virgin Islands Water and Power Authority, Electric System Revenue
Bonds, Bond Anticipation Notes, Taxable Series 2022A, 7.750%,
7/01/24
No Opt. Call N/R   5,963,568
420 Virgin Islands Water and Power Authority, Electric System Revenue
Bonds, Bond Anticipation Notes, Taxable Series 2022B, 10.000%,
7/01/24
No Opt. Call N/R   417,295
3,610 Virgin Islands Water and Power Authority, Electric System Revenue
Bonds, Series 2003, 4.500%, 7/01/28 - AMBAC Insured
1/23 at 100.00 Caa2   3,614,910

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Virgin Islands (continued)
$ 4,810 Virgin Islands Water and Power Authority, Electric System Revenue
Bonds, Series 2007B, 5.000%, 7/01/31
1/23 at 100.00 CC   $ 4,475,657
4,545 West Indian Company Limited, Virgin Islands, Port Facilities Revenue
Bonds, WICO Financing, Series 2022, 5.875%, 10/01/32, (AMT), 144A
10/29 at 104.00 N/R   4,186,354
1,000 West Indian Company Limited, Virgin Islands, Port Facilities Revenue
Bonds, WICO Financing, Series 2022B, 6.250%, 10/01/42, (AMT),
144A
10/29 at 104.00 N/R   972,180
46,445 Total Virgin Islands 45,809,082
Virginia - 0.6%
Ballston Quarter Community Development Authority,
Arlington County, Virginia, Revenue Bonds, Series 2016A:
910 5.000%, 3/01/26 No Opt. Call N/R 823,295
2,000 5.125%, 3/01/31 3/27 at 100.00 N/R 1,585,140
2,730 Bristol Industrial Development Agency, Virginia, Revenue Bonds, The
Falls-Bristol Project, Series 2014B, 2.750%, 11/01/29, 144A (7)
11/24 at 100.00 N/R   1,887,659
535 Cherry Hill Community Development Authority, Virginia, Special
Assesment Bonds, Potomac Shores Project, Series 2015, 4.500%,
3/01/25, 144A
No Opt. Call N/R   531,929
Cutalong II Community Development Authority, Louisa
County, Virginia, Special Assessment Revenue Bonds,
Cutalong II Project, Series 2022:
815 4.000%, 3/01/32, 144A 3/27 at 103.00 N/R 721,805
3,332 4.250%, 3/01/42, 144A 3/27 at 103.00 N/R 2,730,074
1,060 Lower Magnolia Green Community Development Authority, Virginia,
Special Assessment Bonds, Series 2015, 4.000%, 3/01/25, 144A
No Opt. Call N/R   1,041,047
Norfolk Redevelopment and Housing Authority, Virginia,
Fort Norfolk Retirement Community, Inc., Harbor's Edge
Project, Series 2019A:
500 5.000%, 1/01/34 1/24 at 104.00 N/R 476,800
17,350 5.250%, 1/01/54 1/24 at 104.00 N/R 14,553,006
Norfolk Redevelopment and Housing Authority, Virginia,
Revenue Bonds, Fort Norfolk Retirement Community, Inc.
- Harbor's Edge Project, Refunding Series 2014:
150 4.000%, 1/01/24 No Opt. Call N/R 148,238
705 4.000%, 1/01/25 No Opt. Call N/R 688,143
Virginia College Building Authority, Educational Facilities
Revenue Bonds, Marymount University Project, Green
Series 2015B:
1,480 5.000%, 7/01/23, 144A No Opt. Call Ba2 1,486,112
1,550 5.000%, 7/01/24, 144A No Opt. Call Ba2 1,566,849
1,635 5.000%, 7/01/25, 144A No Opt. Call Ba2 1,661,749
Virginia College Building Authority, Educational Facilities
Revenue Bonds, Regent University Project, Series 2021:
2,110 3.000%, 6/01/41 6/31 at 100.00 BBB- 1,507,679
105 4.000%, 6/01/46 6/31 at 100.00 BBB- 86,813
1,455 Virginia Small Business Finance Authority, Tourism Development
Financing Program Revenue Bonds, Downtown Norfolk and Virginia
Beach Oceanfront Hotel Projects, Series 2018A, 8.500%, 4/01/28,
144A
No Opt. Call N/R   1,508,966
100 Virginia Small Business Financing Authority, Private Activity Revenue
Bonds, Transform 66 P3 Project, Senior Lien Series 2017, 5.000%,
12/31/47, (AMT)
6/27 at 100.00 Baa3   96,138

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Virginia (continued)
$ 345 Virginia Small Business Financing Authority, Solid Waste Disposal
Revenue Bonds, Covanta Project, Series 2018, 5.000%, 1/01/48,
(AMT), (Mandatory Put 7/01/38), 144A
7/23 at 100.00 B   $ 326,477
38,867 Total Virginia 33,427,919
Washington - 0.6%
1,135 King County Public Hospital District 4, Washington, General Obligation
Bonds, Snoqualmie Valley Hospital, Refunding Limited Tax Series
2015A, 4.250%, 12/01/25
No Opt. Call N/R   1,124,376
1,300 King County Public Hospital District 4, Washington, Hospital Revenue
Bonds, Snoqualmie Valley Hospital, Series 2015A, 6.250%, 12/01/45
12/25 at 100.00 N/R   1,331,421
Kitsap County Consolidated Housing Authority,
Washington, Pooled Tax Credit Housing Revenue Bonds,
Series 2007:
1,320 5.500%, 6/01/27, (AMT) 1/23 at 100.00 N/R 1,319,894
1,500 5.600%, 6/01/37, (AMT) 1/23 at 100.00 N/R 1,400,235
Port of Pasco, Washington, Airport and General Port
Revenue Bonds, Series 2014A:
1,110 5.000%, 12/01/23, (AMT) No Opt. Call A- 1,125,196
1,165 5.000%, 12/01/24, (AMT) 6/24 at 100.00 A- 1,190,758
805 Seattle Housing Authority, Washington, Revenue Bonds, Newholly Phase
I Project, Series 2016A, 3.550%, 10/01/46
10/26 at 100.00 AA   722,359
235 Tacoma Consolidated Local Improvement District 65, Washington,
Special Assessment Bonds, Series 2013, 5.750%, 4/01/43
1/23 at 100.00 N/R   220,806
5 Tukwila, Washington, Special Assessment Bonds, Local Improvement
District 33 Series 2013, 4.500%, 1/15/23
1/22 at 100.00 BBB   5,002
12,910 Washington Economic Development Finance Authority, Environmental
Facilities Revenue Bonds, Columbia Pulp I, LLC Project,  Series 2017A,
7.500%, 1/01/32, (AMT), 144A (7),(8)
1/28 at 100.00 N/R   5,178,201
1,130 Washington Economic Development Finance Authority, Environmental
Facilities Revenue Bonds, Columbia Pulp I, LLC Project,  Series 2018,
7.250%, 1/01/32, (AMT), 144A (7),(8)
1/28 at 100.00 N/R   453,243
6,085 Washington Economic Development Finance Authority, Environmental
Facilities Revenue Bonds, Columbia Pulp I, LLC Project,  Series 2019A,
7.500%, 1/01/32, (AMT), 144A (7),(8)
1/28 at 100.00 N/R   2,440,694
3,860 Washington Economic Development Finance Authority, Environmental
Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Senior Series
2021A, 12.000%, 1/01/33, (AMT), 144A (7)
No Opt. Call N/R   2,978,029
1,000 Washington Economic Development Finance Authority, Environmental
Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Taxable Senior
Series 2021B, 14.250%, 1/01/27, 144A (7)
No Opt. Call N/R   746,400
5,000 Washington Health Care Facilities Authority, Revenue Bonds, Catholic
Health Initiative, Tender Option Bonds Trust 2015-XF1017, 0.673%,
1/01/35, 144A, (IF) (4)
7/24 at 100.00 BBB+   5,090,000
4,370 Washington Health Care Facilities Authority, Revenue Bonds, Providence
Health & Services, Series 2014D, 5.000%, 10/01/41
10/24 at 100.00 A+   4,392,680
445 Washington State Housing Finance Commission, Non-Profit Housing
Revenue Bonds, Bayview Manor Senior Project, Refunding Series
2016A, 4.000%, 7/01/26, 144A
7/24 at 102.00 N/R   422,830
910 Washington State Housing Finance Commission, Non-Profit Housing
Revenue Bonds, Herons Key Senior Living, Series 2015A, 6.000%,
7/01/25, (ETM), 144A
No Opt. Call N/R  (6) 943,470

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Washington (continued)
$ 1,000 Washington State Housing Finance Commission, Non-profit Housing
Revenue Bonds, Presbyterian Retirement Communities Northwest
Proejct, Refunding Series 2016A, 5.000%, 1/01/31, 144A
1/25 at 102.00 BB   $ 928,830
Washington State Housing Finance Commission,
Nonprofit Refunding Revenue Bonds, Wesley Homes at
Lea Hill Project, Series 2016:
2,910 5.000%, 7/01/31, 144A 7/26 at 100.00 N/R 2,766,828
2,000 5.000%, 7/01/36, 144A 7/26 at 100.00 N/R 1,820,240
Washington State Housing Finance Commission,
Revenue Bonds, Rockwood Retirement Communities
Project, Series 2014A:
430 6.000%, 1/01/24, (ETM), 144A No Opt. Call N/R (6) 435,779
1,500 7.500%, 1/01/49, (Pre-refunded 1/01/24), 144A 1/24 at 100.00 N/R (6) 1,562,910
52,125 Total Washington 38,600,181
West Virginia - 0.2%
Glenville State College, West Virginia, Revenue Bonds,
Refunding & Improvement Series 2017:
2,500 4.000%, 6/01/27 No Opt. Call N/R 2,387,800
1,500 4.500%, 6/01/32 6/27 at 100.00 N/R 1,365,135
465 Kanawha County Commission, West Virginia, Student Housing Revenue
Bonds, West Virginia State University Foundation Inc, Series 2013,
5.750%, 7/01/23, (ETM), 144A
No Opt. Call N/R  (6) 470,747
1,005 Monongalia County Commission, West Virginia, Special District Excise
Tax Revenue Bonds, University Town Centre Economic Opportunity
Development District, Refunding & Improvement Series 2017A,
4.500%, 6/01/27, 144A
No Opt. Call N/R   990,357
220 Monongalia County Commission, West Virginia, Special District Excise
Tax Revenue Bonds, University Town Centre Economic Opportunity
Development District, Refunding & Improvement Series 2021A,
4.125%, 6/01/43, 144A
6/31 at 100.00 N/R   191,715
500 South Charleston, West Virginia, Special District Excise Tax Revenue
Improvement Bonds, South Charleston Park Place Project, Series
2022A, 4.250%, 6/01/42, 144A
6/31 at 100.00 N/R   388,350
1,580 West Virginia Economic Development Authority, Dock and Wharf
Facilities Revenue Bonds, Empire Trimodal Terminal, LLC Project,
Series 2020, 7.625%, 12/01/40, 144A
12/27 at 103.00 N/R   1,262,183
2,825 West Virginia Economic Development Authority, Solid Waste Disposal
Facilities Revenue Bonds, Arch Resources Project, Series 2021,
4.125%, 7/01/45, (AMT), (Mandatory Put 7/01/25)
1/25 at 100.00 B2   2,759,347
West Virginia Hospital Finance Authority, Hospital
Revenue Bonds, Cabell Huntington Hospital, Inc. Project,
Refunding & Improvement Series 2018A:
1,000 5.000%, 1/01/33 1/29 at 100.00 BBB+ 1,044,290
1,180 5.000%, 1/01/34 1/29 at 100.00 BBB+ 1,232,038
1,000 5.000%, 1/01/36 1/29 at 100.00 BBB+ 1,030,860
13,775 Total West Virginia 13,122,822
Wisconsin - 4.9%
105 Hudson Housing Authority, Wisconsin, Multifamily Housing Revenue
Bonds, Cedar Ridge Apartments Project, Series 2013A, 4.250%,
6/01/23
No Opt. Call N/R   104,619
3,075 Lac Courte Oreilles Band of Lake Superior Chippewa Indians, Wisconsin,
General Revenue Bonds, Refunding Series 2017, 6.750%, 6/01/32
12/27 at 100.00 N/R   2,753,017

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
Milwaukee Redevelopment Authority, Wisconsin, Lease
Revenue Bonds, Public Schools, Series 2017:
$ 300 5.000%, 11/15/31 11/26 at 100.00 A $ 321,891
190 5.000%, 11/15/33 11/26 at 100.00 A 203,577
170 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Alamance Community School, Series 2021A, 4.250%, 6/15/31, 144A
6/29 at 100.00 N/R   145,727
Public Finance Authority of Wisconsin, Charter School
Revenue Bonds, Ascend Leadership Academy Project,
Series 2021A:
275 4.250%, 6/15/31, 144A 6/29 at 100.00 N/R 239,151
895 5.000%, 6/15/41, 144A 6/29 at 100.00 N/R 746,833
400 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Coral Academy of Science, Reno, Series 2021A, 4.000%, 6/01/36,
144A
6/27 at 100.00 N/R   334,176
335 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Coral Academy of Science, Reno, Series 2022A, 5.375%, 6/01/37,
144A
6/30 at 100.00 N/R   325,660
140 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Cornerstone Charter Academy, North Carolina, Series 2016A, 4.250%,
2/01/26, 144A
No Opt. Call N/R   137,231
Public Finance Authority of Wisconsin, Charter School
Revenue Bonds, Corvian Community School Bonds,
North Carolina, Series 2019A:
940 4.000%, 6/15/29, 144A 6/26 at 100.00 N/R 872,508
390 5.000%, 6/15/39, 144A 6/26 at 100.00 N/R 355,653
810 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Corvian Community School, North Carolina, Series 2017A, 4.250%,
6/15/29, 144A
6/24 at 100.00 N/R   763,190
Public Finance Authority of Wisconsin, Charter School
Revenue Bonds, Discovery Charter School Project, Series
2022A:
4,425 6.500%, 6/01/42, 144A 6/30 at 100.00 N/R 4,571,467
2,765 6.500%, 6/01/47, 144A 6/30 at 100.00 N/R 2,838,190
1,795 6.625%, 6/01/52, 144A 6/30 at 100.00 N/R 1,848,204
1,015 6.750%, 6/01/62, 144A 6/30 at 100.00 N/R 1,045,724
535 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Envision Science Academy Project, Series 2016A, 4.125%, 5/01/26,
144A
No Opt. Call N/R   512,573
1,275 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Explore Knowledge Foundation Las Vegas Project, Series 2012A,
5.750%, 7/15/32
1/23 at 100.00 BB+   1,275,625
Public Finance Authority of Wisconsin, Charter School
Revenue Bonds, Freedom Classical Academy Inc., Series
2020A:
650 5.000%, 1/01/31, 144A 1/28 at 100.00 N/R 639,912
355 5.000%, 1/01/42, 144A 1/28 at 100.00 N/R 315,449
Public Finance Authority of Wisconsin, Charter School
Revenue Bonds, Guilford Preparatory Academy, North
Carolina, Taxable Series 2022A:
750 4.375%, 4/01/32, 144A 4/31 at 100.00 N/R 676,553
2,000 5.000%, 4/01/47, 144A 4/31 at 100.00 N/R 1,703,020
Public Finance Authority of Wisconsin, Charter School
Revenue Bonds, North Carolina Charter Educational
Foundation Project, Series 2016A:
5,725 4.100%, 6/15/26, 144A No Opt. Call N/R 5,519,644
5,010 5.000%, 6/15/36, 144A 6/26 at 100.00 N/R 4,258,550

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
$ 2,960 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Phoenix Academy Charter School, North Carolina, Series 2017A,
5.000%, 6/15/27, 144A
6/24 at 100.00 N/R   $ 2,818,127
1,125 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Pine Lake Preparatory, North Carolina, Series 2015, 4.350%, 3/01/25,
144A
No Opt. Call BBB-   1,121,940
240 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Research Triangle High School Project, North Carolina, Series 2015A,
4.375%, 7/01/25, 144A
No Opt. Call N/R   238,238
1,535 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Uwharrie Charter Academy, North Carolina, Series 2017A, 4.500%,
6/15/29, 144A
6/27 at 100.00 N/R   1,472,664
Public Finance Authority of Wisconsin, Charter School
Revenue Bonds, Uwharrie Charter Academy, North
Carolina, Series 2022A:
510 4.500%, 6/15/32, 144A No Opt. Call Ba2 476,003
1,310 5.000%, 6/15/42, 144A 6/32 at 100.00 Ba2 1,184,450
Public Finance Authority of Wisconsin, Conference
Center and Hotel Revenue Bonds, The Foundation of
the University of North Carolina at Charlotte Inc., Series
2021A:
3,920 4.000%, 9/01/36 9/31 at 100.00 N/R 3,482,254
2,565 4.000%, 9/01/41 9/31 at 100.00 N/R 2,129,565
5,000 4.000%, 9/01/51 9/31 at 100.00 N/R 3,779,150
Public Finance Authority of Wisconsin, Contract Revenue
Bonds, Mercer Crossing Public Improvement District
Project, Series 2017:
3,280 6.750%, 3/01/27, 144A No Opt. Call N/R 3,515,504
2,500 7.000%, 3/01/47, 144A 3/27 at 100.00 N/R 2,660,150
85 Public Finance Authority of Wisconsin, Education Revenue Bonds,
Carolina International School, Series 2013A, 6.000%, 8/01/23, 144A
No Opt. Call BB+   85,740
Public Finance Authority of Wisconsin, Education
Revenue Bonds, North Carolina Leadership Academy,
Series 2019A:
290 4.000%, 6/15/29, 144A 6/26 at 100.00 N/R 272,649
440 5.000%, 6/15/39, 144A 6/26 at 100.00 N/R 412,298
Public Finance Authority of Wisconsin, Education
Revenue Bonds, Shining Rock Classical Academy, Series
2022A:
500 5.625%, 6/15/37 6/29 at 101.00 N/R 469,170
750 5.875%, 6/15/42 6/29 at 101.00 N/R 700,988
250 Public Finance Authority of Wisconsin, Education Revenue Bonds, The
Capitol Encore Academy, Series 2019A, 4.750%, 6/01/29, 144A
6/27 at 102.00 N/R   238,675
1,000 Public Finance Authority of Wisconsin, Education Revenue Bonds, The
Franklin School of Innovation, Series 2022A, 5.000%, 1/01/42, 144A
1/29 at 103.00 N/R   904,360
5,000 Public Finance Authority of Wisconsin, Educational Facility Revenue
Bonds, Dreamhouse EWA Beach, New Mexico, Series 2022A, 5.750%,
6/01/25, 144A
6/24 at 100.00 N/R   5,027,150
335 Public Finance Authority of Wisconsin, Educational Facility Revenue
Bonds, LEAD Academy Project, Series 2016A, 4.250%, 8/01/26, 144A
No Opt. Call N/R   324,833
8,000 Public Finance Authority of Wisconsin, Educational Facility Revenue
Bonds, Lenoir-Rhyne University, Refunding Series 2022, 5.000%,
4/01/43
4/32 at 100.00 BBB   7,705,520

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
Public Finance Authority of Wisconsin, Educational
Facility Revenue Bonds, The ASK Academy Project, Series
2015A:
$ 390 5.250%, 2/01/25 No Opt. Call N/R $ 387,492
1,380 5.750%, 2/01/35 2/25 at 100.00 N/R 1,300,830
1,210 Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds,
National Gypsum Company Project, Refunding Series 2016, 4.000%,
8/01/35, (AMT)
8/26 at 100.00 N/R   1,026,104
785 Public Finance Authority of Wisconsin, Healthcare Facility Expansion
Revenue Bonds, Church Homes of Hartford Inc Project, Refunding
Series 2015A, 5.000%, 9/01/25, 144A
No Opt. Call BB   778,406
225 Public Finance Authority of Wisconsin, Hospital Revenue Bonds, Carson
Valley Medical Center, Series 2021A, 4.000%, 12/01/41
12/31 at 100.00 BB+   188,572
1,000 Public Finance Authority of Wisconsin, Hotel Revenue Bonds, Grand
Hyatt San Antonio Hotel Acquisition Project, Senior Lien Series 2022A,
5.000%, 2/01/52
2/32 at 100.00 BBB-   927,230
Public Finance Authority of Wisconsin, Limited Obligation
Grant Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017A:
30,785 3.125%, 8/01/27, 144A (7) No Opt. Call N/R 25,382,540
7,270 6.750%, 8/01/31, 144A (7) No Opt. Call N/R 4,382,502
Public Finance Authority of Wisconsin, Limited Obligation
PILOT Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017:
21,495 5.000%, 12/01/27, 144A No Opt. Call N/R 18,775,668
12,615 6.500%, 12/01/37, 144A 12/27 at 100.00 N/R 10,476,631
300 6.750%, 12/01/42, 144A 12/27 at 100.00 N/R 248,019
7,250 7.000%, 12/01/50, 144A 12/27 at 100.00 N/R 5,977,552
1,790 Public Finance Authority of Wisconsin, Project Revenue Bonds, Irving
Convention Center Hotel Project, First Tier Series 2017A-2, 7.000%,
1/01/50, 144A
1/32 at 100.00 N/R   1,947,878
1,690 Public Finance Authority of Wisconsin, Retirement Facility Revenue
Bonds, Shalom Park Development Project, Series 2019, 0.000%,
12/31/24, 144A
No Opt. Call N/R   101,400
1,700 Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Proton
Therapy Center, Senior Series 2017A, 6.250%, 10/01/31, 144A (7)
10/27 at 100.00 N/R   1,467,185
1,000 Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Proton
Therapy Center, Senior Series 2017B, 8.500%, 10/01/47, 144A (7)
10/27 at 100.00 N/R   640,000
2,835 Public Finance Authority of Wisconsin, Revenue Bonds, Prime Healthcare
Foundation, Inc., Series 2017A, 5.000%, 12/01/27
No Opt. Call BBB   2,909,561
13,540 Public Finance Authority of Wisconsin, Revenue Bonds, Procure Proton
Therapy Center, Senior Series 2018A, 6.625%, 7/01/28, 144A
No Opt. Call N/R   12,159,732
1,285 Public Finance Authority of Wisconsin, Revenue Bonds, Roseman
University of Health Sciences, Series 2015, 5.000%, 4/01/25
No Opt. Call BB   1,288,354
600 Public Finance Authority of Wisconsin, Revenue Bonds, Roseman
University of Health Sciences, Series 2020, 5.000%, 4/01/30, 144A
No Opt. Call BB   605,274
4,225 Public Finance Authority of Wisconsin, Revenue Bonds, SearStone
Continuing Care Retirement Community, Refunding Series 2017A,
4.563%, 6/01/27
6/23 at 104.00 N/R   4,417,322
2,320 Public Finance Authority of Wisconsin, Revenue Bonds, SearStone
Continuing Care Retirement Community, Series 2017B, 4.438%,
6/01/24
6/23 at 104.00 N/R   2,424,446
5,085 Public Finance Authority of Wisconsin, Revenue Bonds, SearStone
Retirement Community, Series 2021B-1, 3.000%, 6/01/28
No Opt. Call N/R   4,479,529

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
Public Finance Authority of Wisconsin, Revenue Bonds,
SearStone Retirement Community, Series 2023A:
$ 5,665 5.000%, 6/01/27 , (WI/DD, Settling 3/03/23) No Opt. Call N/R $ 5,477,545
5,330 4.000%, 6/01/31 6/27 at 103.00 N/R 4,646,641
7,130 4.000%, 6/01/36 6/27 at 103.00 N/R 5,709,775
2,500 5.000%, 6/01/37 , (WI/DD, Settling 3/03/23) 6/28 at 103.00 N/R 2,101,325
11,130 4.000%, 6/01/41 6/27 at 103.00 N/R 8,303,871
Public Finance Authority of Wisconsin, Revenue Bonds,
Sky Harbour LLC Obligated Group Aviation Facilities
Project, Series 2021:
1,930 4.000%, 7/01/36, (AMT) 7/28 at 100.00 N/R 1,589,644
3,985 4.000%, 7/01/41, (AMT) 7/31 at 100.00 N/R 3,031,150
4,125 4.250%, 7/01/54, (AMT) 7/31 at 100.00 N/R 2,928,008
Public Finance Authority of Wisconsin, Revenue Bonds,
Viticus Group Project, Series 2022A:
1,285 4.000%, 12/01/31, 144A No Opt. Call N/R 1,154,817
2,255 4.000%, 12/01/41, 144A 12/31 at 100.00 N/R 1,810,246
Public Finance Authority of Wisconsin, Senior Living
Facility Revenue Bonds, Mary's Woods at Marylhurst Inc.,
Series 2017A:
1,910 5.000%, 5/15/26, 144A 5/25 at 102.00 BB 1,881,465
1,215 5.000%, 5/15/31, 144A 5/25 at 102.00 BB 1,140,472
1,000 5.250%, 5/15/42, 144A 5/25 at 102.00 BB 887,480
Public Finance Authority of Wisconsin, Senior Revenue
Bonds, Maryland Proton Treatment Center, Series
2018A-1:
25,435 6.125%, 1/01/33, 144A 1/28 at 100.00 N/R 15,642,525
8,455 6.250%, 1/01/38, 144A 1/28 at 100.00 N/R 5,199,825
2,795 6.375%, 1/01/48, 144A 1/28 at 100.00 N/R 1,718,925
540 Public Finance Authority of Wisconsin, Student Housing Revenue Bonds,
Collegiate Housing Foundation - Cullowhee LLC - Western California
University Project, Series 2015A, 5.000%, 7/01/23
No Opt. Call BBB-   542,284
735 Public Finance Authority of Wisconsin, Wisconsin Revenue Note, KDC
Agribusiness LLC Project, Series 2022B, 15.000%, 2/01/23
1/23 at 105.00 N/R   734,515
2,000 Public Finance Authority, Wisconsin, Exempt Facilities Revenue Bonds,
Celanese Project, Refunding Series 2016C, 4.300%, 11/01/30
5/26 at 100.00 BBB-   1,922,660
Public Finance Authority, Wisconsin, Revenue Bonds,
Ocean Academy Charter School, Series 2021:
285 4.000%, 10/15/31, 144A No Opt. Call N/R 253,322
570 5.000%, 10/15/41, 144A 10/31 at 100.00 N/R 503,316
3,500 Public Finance Authority, Wisconsin, Revenue Bonds, Texas Biomedical
Research Institute Project, Series 2021A, 3.000%, 6/01/48
6/31 at 100.00 Baa1   2,291,205
17,930 Public Finance Authority, Wisconsin, Revenue Bonds, Vonore Fiber
Products Sustainable Packaging Project, Taxable Green Series 2019,
7.500%, 6/01/29, 144A
6/23 at 105.00 N/R   17,614,791
1,000 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
PHW Muskego, Inc. Project, Series 2021, 4.000%, 10/01/41
10/28 at 102.00 N/R   799,780
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, American Baptist Homes of
the Midwest Obligated Group, Refunding Series 2017:
235 4.375%, 8/01/27 8/24 at 103.00 N/R 216,282
3,430 5.000%, 8/01/27 8/24 at 103.00 N/R 3,240,630
4,015 5.000%, 8/01/32 8/24 at 103.00 N/R 3,606,313

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Clement Manor, Inc., Series
2019:
$ 1,000 4.250%, 8/01/34 8/26 at 103.00 N/R $ 772,890
2,300 4.500%, 8/01/39 8/26 at 103.00 N/R 1,656,575
635 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Dickson Hollow Project. Series 2014, 4.250%,
10/01/24
1/23 at 102.00 N/R   621,627
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Fort Healthcare, Series 2014:
1,485 5.000%, 5/01/24 No Opt. Call BBB+ 1,516,541
350 5.000%, 5/01/25 5/24 at 100.00 BBB+ 357,046
800 5.000%, 5/01/26 5/24 at 100.00 BBB+ 816,384
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Hope Christian Schools
Obligated Group, Series 2021:
1,125 3.000%, 12/01/31 12/26 at 100.00 N/R 966,263
2,550 4.000%, 12/01/41 12/26 at 100.00 N/R 1,951,464
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Mile Bluff Medical Center,
Inc., Series 2014:
645 5.000%, 5/01/23 No Opt. Call N/R 641,891
1,250 5.000%, 5/01/26 5/24 at 100.00 N/R 1,211,350
1,000 5.125%, 5/01/29 5/24 at 100.00 N/R 956,290
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Rogers Memorial Hospital,
Inc., Series 2014A:
385 5.000%, 7/01/25 7/24 at 100.00 A 395,145
670 5.000%, 7/01/26 7/24 at 100.00 A 687,989
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Saint John's Communities
Inc., Refunding Series 2021B:
530 4.000%, 9/01/36 9/27 at 103.00 BBB- 467,725
500 4.000%, 9/15/41 9/27 at 103.00 BBB- 422,915
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Saint John's Communities
Inc., Refunding Series 2022. Forward Delivery:
775 4.000%, 9/15/36 9/27 at 103.00 BBB- 673,591
770 4.000%, 9/15/41 9/27 at 103.00 BBB- 639,254
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Vernon Memorial Healthcare
Inc., Series 2014:
945 5.000%, 3/01/24 No Opt. Call BB 950,094
525 5.000%, 3/01/25 3/24 at 100.00 BB 524,422
820 5.000%, 3/01/26 3/24 at 100.00 BB 819,442
4,020 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Woodland Hills Senior Housing Project, Series 2014,
5.000%, 12/01/29
1/23 at 102.00 N/R   3,887,621
2,500 Wisconsin Housing and Economic Development Authority, Multifamily
Housing Bonds, Meadow Village Project Series 2020A, 5.000%,
7/01/37, 144A
7/28 at 102.00 N/R   2,226,825
342,660 Total Wisconsin 291,931,955
$ 6,925,237 Total Municipal Bonds (cost $6,276,767,231) 5,756,356,983

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Shares Description (1) Value
X 389,647,390 COMMON STOCKS - 6.5%
X 389,647,390
Independent Power And Renewable Electricity Producers - 6.5%
4,940,062 Energy Harbor Corp (9),(10) $ 389,647,390
Total Common Stocks (cost $107,569,027) 389,647,390
Principal
Amount (000) Description (1) Coupon Maturity Ratings (3) Value
30,735,364 CORPORATE BONDS - 0.5%
X 30,735,364
Electric Utilities - 0.1%
$ 1,865 FirstEnergy Corp (7) 6.050% 8/15/22 N/R $ 2,332
1,165 FirstEnergy Corp (7) 6.800% 8/15/39 N/R 1,456
3,240 Talen Energy Supply LLC, 144A (7) 7.250% 5/15/27 N/R 3,353,400
2,945 Talen Energy Supply LLC (7) 6.000% 12/15/36 N/R 1,236,900
700 Talen Energy Supply LLC, 144A (7) 6.625% 1/15/28 N/R 715,750
3,375 Talen Energy Supply LLC (7) 6.500% 6/01/25 N/R 1,569,375
13,290 Total Electric Utilities 6,879,213
Health Care Providers & Services - 0.2%
2,000 Toledo Hospital/The 5.325% 11/15/28 BB 1,562,200
17,745 Tower Health 4.451% 2/01/50 BB- 8,527,519
19,745 Total Health Care Providers & Services 10,089,719
Hotels, Restaurants & Leisure - 0.1%
9,500 Wild Rivers Water Park 8.500% 11/01/51 N/R 7,790,000
Independent Power And Renewable Electricity Producers - 0.1%
12,049 Talen Energy Corp 0.000% 8/31/23 N/R 3,975,852
Machinery - 0.0%
1,018 Columbia Pulp I LLC 16.000% 2/28/23 N/R 1,018,460
Real Estate Management & Development - 0.0%
2,300 Zilkha Biomass Selma LLC (7),(8) 5.000% 8/01/28 N/R 981,870
25,045 Zilkha Biomass Selma LLC (7),(8) 10.000% 8/01/38 N/R 250
27,345 Total Real Estate Management & Development 982,120
$ 82,947 Total Corporate Bonds (cost $62,914,736) 30,735,364
Total Long-Term Investments (cost $6,447,250,994) 6,176,739,737
Borrowings - (1.1)% (11) (64,100,000)
Floating Rate Obligations - (4.3)% (256,005,000)
Other Assets Less Liabilities -  2.2%(12) 126,214,906
Net Assets - 100% $ 5,982,849,643
Futures Contracts - Short
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 5-Year Note (7,358) 3/23 $ (796,901,420) $ (794,146,644) $ 2,754,776
U.S. Treasury 10-Year Note (4,208) 3/23 (477,073,584) (472,545,250) 4,528,334
Total $(1,273,975,004) $(1,266,691,894) $7,283,110

Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 5,747,830,799 $ 8,526,184 $ 5,756,356,983
Common Stocks – 389,647,390 – 389,647,390
Corporate Bonds – 29,753,244 982,120 30,735,364
Investments in Derivatives:
Futures Contracts* 7,283,110 – – 7,283,110
Total
$ 7,283,110 $ 6,167,231,433 $ 9,508,304 $ 6,184,022,847
* Represents net unrealized appreciation (depreciation).
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) The ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch,
Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.
Holdings designated N/R are not rated by any of these national rating agencies.
(4) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(6) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(7) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(8) For fair value measurement disclosure purposes, investment classified as Level 3.

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

(9) Common Stock received as part of the bankruptcy settlements during February 2020 for Beaver County Industrial Development Authority,
Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A, 4.000%, 1/01/35; Beaver
County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project,
Series 2006A, 3.500%, 4/01/41; Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds,
FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35; Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2008A, 2.700%, 4/01/35; FirstEnergy Solutions
Corp, 6.050%, 8/15/21; FirstEnergy Solutions Corp, 6.800%, 8/15/39; Ohio Air Quality Development Authority, Ohio, Air Quality Development
Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20; Ohio Air Quality Development Authority,
Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009B, 3.100%, 3/01/23; Ohio Air
Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%,
12/01/23; Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Corporation
Project, Refunding Series 2010B, 3.750%, 6/01/33; Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generation Project, Refunding Series 2006B, 3.125%, 1/01/34; Ohio Air Quality Development Authority, Ohio, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2006B, 3.625%, 12/01/33; Ohio Air Quality Development
Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008B, 3.625%, 10/01/33;
Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series
2008C, 3.950%, 11/01/32; Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating
Corporation Project, Series 2005B, 4.000%, 1/01/34; Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds,
FirstEnergy Nuclear Generating Corporation Project, Series 2006A, 3.000%,  5/15/19; Ohio Water Development Authority, Pollution Control
Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33; Ohio Water Development
Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008B, 3.625%, 10/01/33;
Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project,
Series 2008C, 3.950%, 11/01/32; Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear
Generating Corporation Project, Series 2010A, 3.750%, 7/01/33; Ohio Water Development Authority, Pollution Control Revenue Refunding
Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010C, 4.000%, 6/01/33; Pennsylvania Economic Development Financing
Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2005A, 3.750%, 12/01/40; Pennsylvania
Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2006A,
2.550%, 11/01/41.
(10) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(11) Borrowings as a percentage of Total Investments is 1.0%.
(12) Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter ("OTC") derivatives as well as the
OTC cleared and exchange-traded derivatives, when applicable.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
LIBOR London Inter-Bank Offered Rate
SIFMA Securities Industry and Financial Market Association
SOFR Secured Overnight Financing Rate
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD Purchased on a when-issued or delayed delivery basis.

Nuveen Strategic Municipal Opportunities Fund
Portfolio of Investments December 31, 2022
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 99.1%
X
1,043,908,256 MUNICIPAL BONDS - 96.6%
X 1,043,908,256
Alabama - 1.8%
Birmingham-Jefferson Civic Center Authority, Alabama,
Special Tax Bonds, Series 2018A:
$ 1,500 4.000%, 7/01/38 7/28 at 100.00 A- $ 1,488,180
1,500 4.000%, 7/01/43 7/28 at 100.00 A- 1,441,485
4,280 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation
Proejcet, Green Series 2020, 6.375%, 11/01/50, (AMT), (Mandatory Put
11/01/30)
No Opt. Call B1   4,747,462
1,000 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation
Proejcet, Series 2019, 5.750%, 10/01/49, (AMT)
10/29 at 100.00 B1   1,033,130
4,500 Infirmary Health System Special Care Facilities Financing Authority of
Mobile, Alabama, Revenue Bonds, Infirmary Health System, Inc., Series
2021, 4.000%, 2/01/46
8/31 at 100.00 A-   3,934,800
1,000 Jefferson County, Alabama, Sewer Revenue Warrants, Capital
Appreciation Subordinate Lien Series 2013F, 7.900%, 10/01/50
10/23 at 105.00 BB   1,021,600
1,000 Jefferson County, Alabama, Sewer Revenue Warrants, Subordinate Lien
Series 2013D, 6.500%, 10/01/53
10/23 at 105.00 BB   1,068,230
250 Mobile Spring Hill College Educational Building Authority, Alabama,
Revenue Bonds, Spring Hill College Project, Series 2015, 5.875%,
4/15/45
4/25 at 100.00 N/R   246,762
1,000 The DCH Health Care Authority, Alabama, Revenue Bonds, Series
2021A, 4.000%, 6/01/51
6/31 at 100.00 A   882,610
4,500 Tuscaloosa County Industrial Development Authority, Alabama, Gulf
Opportunity Zone Bonds, Hunt Refining Project, Refunding Series
2019A, 5.250%, 5/01/44, 144A
5/29 at 100.00 N/R   3,958,920
20,530 Total Alabama 19,823,179
Alaska - 0.2%
1,665 Alaska Industrial Development and Export Authority, Revenue Bonds,
Greater Fairbanks Community Hospital Foundation Project, Refunding
Series 2019, 4.000%, 4/01/34
4/29 at 100.00 A 1,678,653
Arizona - 2.9%
1,000 Arizona Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Linder Village Project in Meridian, Ada
County, Idaho, Series 2020, 5.000%, 6/01/31, 144A
No Opt. Call N/R   989,470
Arizona Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Basis Schools, Inc.
Projects, Series 2017A:
970 5.125%, 7/01/37, 144A 7/26 at 100.00 BB 962,647
1,000 5.250%, 7/01/47, 144A 7/26 at 100.00 BB 949,410
210 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Academies of Math & Science Projects, Series 2019, 5.000%,
7/01/54, 144A
7/29 at 100.00 BB+   188,882
615 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Doral Academy of Northern Nevada, Series 2021A, 4.000%,
7/15/51, 144A
7/29 at 100.00 Ba1   451,939

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arizona (continued)
$ 2,000 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Heritage Academy - Gateway and Laveen Pojects, Series
2021B, 5.000%, 7/01/51, 144A
7/28 at 103.00 N/R   $ 1,437,720
4,000 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Heritage Academy - Gateway and Laveen Pojects, Taxable
Series 2021A, 5.000%, 7/01/51, 144A
7/28 at 103.00 N/R   2,902,680
1,800 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Heritage Academy - Gateway and Laveen Pojects, Taxable
Series 2021C, 6.000%, 7/01/29, 144A
No Opt. Call N/R   1,645,182
100 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Pinecrest Academy-Cadence Campus Project, Series 2020A,
4.000%, 7/15/50, 144A
7/28 at 100.00 BB+   75,361
5,500 Arizona Industrial Development Authority, Arizona, Hotel Revenue
Bonds, Provident Group Falcon Properties LLC, Project, Senior Series
2022A-1, 4.000%, 12/01/51, 144A
12/31 at 100.00 BB   4,133,745
5,365 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2022-
2, 5.000%, 9/01/52, (AMT), (Mandatory Put 9/01/27)
3/27 at 100.00 A+   5,600,845
400 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Legacy Traditional Schools Projects, Taxable Series
2019B, 5.000%, 7/01/39, 144A
7/29 at 100.00 Ba2   379,740
1,000 Maricopa County Industrial Development Authority, Arizona,
Educational Facilities Revenue Bonds, Ottawa University Projects,
Series 2020, 5.250%, 10/01/40, 144A
10/27 at 103.00 N/R   979,570
725 Maricopa County Industrial Development Authority, Arizona, Hospital
Revenue Bonds, HonorHealth, Series 2019A, 5.000%, 9/01/36
9/28 at 100.00 A2   764,426
2,000 Phoenix Civic Improvement Corporation, Arizona, Airport Revenue
Bonds, Senior Lien Series 2017A, 5.000%, 7/01/32, (AMT)
7/27 at 100.00 AA-   2,104,300
Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, American Leadership
Academy Project, Refunding Series 2022. Forward
Delivery:
1,100 4.000%, 6/15/41, 144A 6/26 at 100.00 N/R 887,150
1,000 4.000%, 6/15/51, 144A 6/26 at 100.00 N/R 734,060
1,200 4.000%, 6/15/57, 144A 6/26 at 100.00 N/R 845,532
4,000 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Edkey Charter Schools Project, Refunding
Series 2020, 5.000%, 7/01/49, 144A
7/26 at 103.00 N/R   3,508,400
100 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Edkey Charter Schools Project, Series 2016,
5.250%, 7/01/36
7/26 at 100.00 BB-   98,849
25 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, The Paideia Academies Project, 2019, 5.125%,
7/01/39
7/25 at 100.00 N/R   23,099
Pima County Industrial Development Authority, Arizona,
Revenue Bonds, Tucson Medical Center, Series 2021A:
435 4.000%, 4/01/39 4/31 at 100.00 A 411,554
160 4.000%, 4/01/40 4/31 at 100.00 A 150,448
710 4.000%, 4/01/41 4/31 at 100.00 A 660,811
35,415 Total Arizona 30,885,820
Arkansas - 1.3%
8,000 Arkansas Development Finance Authority, Arkansas, Environmental
Improvement Revenue Bonds, United States Steel Corporation, Green
Series 2022, 5.450%, 9/01/52, (AMT), 144A
9/25 at 105.00 BB-   7,770,400

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arkansas (continued)
$ 2,500 Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49,
(AMT), 144A
9/26 at 103.00 BB-   $ 2,187,025
2,430 Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2020A, 4.750%,
9/01/49, (AMT), 144A
9/27 at 103.00 BB-   2,211,179
1,500 Arkansas Development Finance Authority, Revenue Bonds, Baptist
Memorial Health Care, Refunding Series 2020B-1, 5.000%, 9/01/39
9/30 at 100.00 BBB+   1,516,440
14,430 Total Arkansas 13,685,044
California - 7.9%
1,000 Antelope Valley Healthcare District, California, Revenue Bonds, Series
2016A, 5.250%, 3/01/36
3/26 at 100.00 BBB   1,018,820
3,815 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Creekwood, Series 2021A, 4.000%, 2/01/56, 144A
8/31 at 100.00 N/R   2,932,247
3,570 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Glendale Properties, Junior Series 2021A-2, 4.000%,
8/01/47, 144A
8/31 at 100.00 N/R   2,669,360
725 California Community Housing Agency, California, Essential Housing
Revenue Bonds, The Arbors, Series 2020A, 5.000%, 8/01/50, 144A
8/30 at 100.00 N/R   644,721
2,270 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020B-2, 0.000%, 6/01/55
6/30 at 26.72 N/R   418,202
1,250 California Infrastructure and Economic Development Bank Infrastructure
State, Revolving Fund Revenue Bonds, Tax Series 2020A, 2.786%,
10/01/43
10/30 at 100.00 AAA   844,675
California Infrastructure and Economic Development
Bank, Revenue Bonds, California Science Center Phase III
Project, Green Series 2021B:
1,250 4.000%, 5/01/46 11/31 at 100.00 A- 1,164,637
3,075 4.000%, 5/01/51 11/31 at 100.00 A- 2,808,859
4,635 California Infrastructure and Economic Development Bank, Revenue
Bonds, California Science Center Phase III Project, Series 2021A,
4.000%, 5/01/55
11/31 at 100.00 A-   4,193,748
250 California Infrastructure and Economic Development Bank, Revenue
Bonds, WFCS Portfolio Projects, Senior Series 2021A-1, 5.000%,
1/01/56, 144A
1/31 at 100.00 N/R   185,948
100 California Municipal Finance Authority,  Revenue Bonds, Creative Center
of Los Altos Project Pinewood & Oakwood Schools, Series 2016B,
4.000%, 11/01/36, 144A
11/26 at 100.00 N/R   85,864
505 California Municipal Finance Authority, Charter School Revenue Bonds,
John Adams Academies, Inc. - Lincoln Project, Taxable Series 2019B,
5.000%, 10/01/39, 144A
10/27 at 100.00 N/R   480,740
6,350 California Municipal Finance Authority, Federal Lease Revenue Bonds,
VA Oceanside Health Care Center Project, Taxable Series 2021,
3.637%, 7/01/30
4/30 at 100.00 Baa2   5,285,676
2,000 California Municipal Finance Authority, Revenue Bonds, University of the
Pacific, Refunding Series 2020A, 3.000%, 11/01/48
11/30 at 100.00 A2   1,409,740
4,020 California Municipal Finance Authority, Special Facility Revenue Bonds,
United Airlines, Inc. Los Angeles International Airport Project, Series
2019, 4.000%, 7/15/29, (AMT)
No Opt. Call B+   3,920,585
840 California Pollution Control Financing Authority, Water Furnishing
Revenue Bonds, San Diego County Water Authoriity Desalination
Project Pipeline, Refunding Series 2019, 5.000%, 7/01/39, 144A
1/29 at 100.00 Baa3   821,537

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 1,000 California Public Finance Authority, Charter School Lease Revenue
Bonds, California Crosspoint Academy Project, Series 2020A, 5.125%,
7/01/55, 144A
7/28 at 100.00 N/R   $ 794,730
400 California Public Finance Authority, Charter School Lease Revenue
Bonds, Laverne Elementary Preparatory Academy Project, Series
2019A, 5.000%, 6/15/49, 144A
6/23 at 100.00 N/R   352,076
470 California Public Finance Authority, Senior Living Revenue Bonds, Enso
Village, Refunding Green Series 2021A, 5.000%, 11/15/51, 144A
11/29 at 102.00 N/R   389,165
300 California School Finance Authority, Charter School Revenue Bonds,
Rocketship Education Obligated Group, Series 2016A, 5.000%,
6/01/31, 144A
6/25 at 100.00 N/R   300,186
745 California School Finance Authority, Charter School Revenue Bonds,
Scholarship Prep Public Schools Obligated Group, Series 2020A,
5.000%, 6/01/60, 144A
6/28 at 100.00 N/R   542,293
500 California School Finance Authority, Educational Facility Revenue Bonds,
River Springs Charter School Project, Series 2017A, 5.000%, 7/01/47,
144A
7/27 at 100.00 Ba2   441,495
3,545 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2014A,
5.250%, 12/01/44
12/24 at 100.00 BB   3,546,879
1,000 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A,
5.000%, 12/01/46, 144A
6/26 at 100.00 BB   959,580
California Statewide Communities Development
Authority, Statewide Community Infrastructure Program
Revenue Bonds, Series 2020A:
125 5.000%, 9/02/40 9/30 at 100.00 N/R 128,795
195 5.000%, 9/02/50 9/30 at 100.00 N/R 196,579
16 California Statewide Community Development Authority, Revenue
Bonds, Daughters of Charity Health System, Series 2005A, 5.500%,
7/01/39 (4),(5)
1/22 at 100.00 N/R   16,457
995 CMFA Special Finance Agency VII, California, Essential Housing Revenue
Bonds, Junior Lien Series 2021A-2, 4.000%, 8/01/47, 144A
8/31 at 100.00 N/R   745,016
2,000 CMFA Special Finance Agency VII, California, Essential Housing Revenue
Bonds, Senior Lien Series 2021A-1, 3.000%, 8/01/56, 144A
8/31 at 100.00 N/R   1,316,400
1,000 Compton, California, Sewer Revenue Bonds, Series 2009, 6.000%,
9/01/39
1/23 at 100.00 N/R   1,000,160
5,000 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Altana Glendale, Series 2021A-2, 4.000%,
10/01/56, 144A
10/31 at 100.00 N/R   3,667,500
6,180 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Center City Anaheim, Series 2020A, 5.000%,
1/01/54, 144A
1/31 at 100.00 N/R   5,521,150
445 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Oceanaire-Long Beach, Series 2021A-1,
3.200%, 9/01/46, 144A
9/31 at 100.00 N/R   324,147
930 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Parallel-Anaheim Series 2021A, 4.000%,
8/01/56, 144A
8/31 at 100.00 N/R   709,348

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 500 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Pasadena Portfolio Social Bond, Mezzanine
Senior Series 2021B, 4.000%, 12/01/56, 144A
12/31 at 100.00 N/R   $ 355,760
Golden State Tobacco Securitization Corporation,
California, Enhanced Tobacco Settlement Asset-Backed
Revenue Bonds, Taxable Series 2021B:
2,855 1.886%, 6/01/27 No Opt. Call A+ 2,483,593
4,015 2.246%, 6/01/29 No Opt. Call A+ 3,344,535
16,080 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Capital Appreciation Series 2021B-2,
0.000%, 6/01/66
12/31 at 27.75 N/R   1,872,838
3,000 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Taxable Subordinate Series 2021B-1,
3.850%, 6/01/50
12/31 at 100.00 BBB-   2,658,240
200 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Revenue Bonds, Series 2022A-1, 5.000%,
6/01/51
12/31 at 100.00 BBB+   205,490
Huntington Beach, California, Pension Obligation Bonds,
Taxable Series 2021:
1,125 1.911%, 6/15/28 - BAM Insured No Opt. Call AA+ 954,236
4,830 2.963%, 6/15/36 - BAM Insured 6/31 at 100.00 AA+ 3,688,768
3,000 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2017A, 5.000%, 7/01/47, (UB) (6)
1/27 at 100.00 AA-   3,136,200
2,500 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2022C, 5.000%, 7/01/52
1/32 at 100.00 AA-   2,690,325
1,890 Los Angeles Municipal Improvement Corporation, California, Lease
Revenue Bonds, Capital Equipment Program, Refunding Series 2021A,
1.648%, 11/01/28
No Opt. Call AA-   1,563,295
150 Ravenswood City School District, San Diego County, California, General
Obligation Bonds, Election 2018 Series 2021A, 4.000%, 8/01/36
8/29 at 100.00 AAA   153,148
River Islands Public Financing Authority, California,
Special Tax Bonds, Community Facilities District 2003-1
Improvement Area 1, Refunding Series 2022A-1:
1,265 5.000%, 9/01/42 - AGM Insured 9/29 at 103.00 AA 1,362,203
625 5.250%, 9/01/52 - AGM Insured 9/29 at 103.00 AA 672,806
River Islands Public Financing Authority, California,
Special Tax Bonds, Community Facilities District 2003-1
Improvement Area 1, Subordinate Series 2022B-2:
1,265 5.000%, 9/01/42 9/29 at 103.00 N/R 1,270,604
2,130 5.250%, 9/01/47 9/29 at 103.00 N/R 2,154,921
1,000 5.000%, 9/01/52 9/29 at 103.00 N/R 973,650
965 Rocklin, Placer County, California, Special Tax Bonds, Community
Facilities District 10 Whitney Ranch, Series 2015, 5.000%, 9/01/39
9/25 at 100.00 N/R   983,045
1,040 Sacramento County, California, Airport System Revenue Bonds,
Refunding Senior Series 2018C, 5.000%, 7/01/38, (AMT)
7/28 at 100.00 A2   1,077,378
3,770 San Francisco City and County Redevelopment Agency Successor
Agency, California, Tax Allocation Bonds, Mission Bay South
Redevelopment Project, Subordinate Series 2016D, 0.000%, 8/01/43,
144A
1/23 at 36.33 N/R   1,380,084
750 San Francisco Community College District, California, General
Obligation Bonds, Taxable Election 2020 Series 2020A-1, 3.165%,
6/15/41
6/30 at 100.00 A1   552,450
750 San Francisco Municipal Transportation Agency, California, Revenue
Bonds, Taxable Refunding Series 2021A, 1.302%, 3/01/28
No Opt. Call A+   618,510

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
San Jose, California, Airport Revenue Bonds, Taxable
Refunding Series 2021C:
$ 500 1.882%, 3/01/28 No Opt. Call A $ 424,080
290 2.310%, 3/01/30 No Opt. Call A 236,571
420 3.290%, 3/01/41 3/31 at 100.00 A 301,774
115,416 Total California 84,951,819
Colorado - 11.4%
2,630 64th Avenue ARI Authority, Adams County, Colorado, Special Revenue
Bonds, Series 2020, 6.500%, 12/01/43
12/25 at 103.00 N/R   2,450,266
490 Alpine Mountain Ranch Metropolitan District, Routt County, Colorado,
Special Assessment Revenue Bonds, Special Improvement District 2,
Series 2021, 4.000%, 12/01/40
9/26 at 103.00 N/R   370,816
Arista Metropolitan District, Broomfield County,
Colorado, General Obligation Limited Tax Bonds,
Refunding & Improvement Convertible to Unlimited Tax
Series 2018A:
1,000 4.375%, 12/01/28 12/23 at 103.00 N/R 944,820
1,000 5.125%, 12/01/48 12/23 at 103.00 N/R 908,990
6,250 Aurora Highlands Community Authority Board, Adams County,
Colorado, Special Tax Revenue Bonds, Refunding & Improvement
Series 2021A, 5.750%, 12/01/51
12/28 at 103.00 N/R   5,491,625
1,000 Aviation Station North Metropolitan District 2, Denver County, Colorado,
Limited Tax General Obligation Bonds, Refunding & Improvement
Series 2019A, 5.000%, 12/01/48
9/24 at 103.00 N/R   867,540
1,500 Belford North Metropolitan District, Douglas County, Colorado, General
Obligation Limited Tax Bonds, Series 2020A, 5.500%, 12/01/50
12/25 at 103.00 N/R   1,303,425
1,000 Bennett Ranch Metropolitan District 1, Adams County, Colorado,
General Obligation Limited Tax Bonds, Convertible to Unlimited Tax
Series 2021A, 5.000%, 12/01/51
3/26 at 103.00 N/R   848,610
739 Blue Lake Metropolitan District 3, Lochbuie, Weld County, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax
Series 2018A, 5.250%, 12/01/48
12/23 at 103.00 N/R   648,997
1,000 Broadway Station Metropolitan District 3, Denver City and County,
Colorado, General Obligation Limited Tax Bonds, Convertible to
Unlimited Series 2019A, 5.000%, 12/01/49
6/24 at 103.00 N/R   802,940
1,500 Canyons Metropolitan District 5, Douglas County, Colorado, Limited Tax
General Obligation and Special Revenue Bonds, Junior Subordinate
Series 2016, 7.000%, 12/15/57
1/23 at 100.00 N/R   1,002,405
Centerra Metropolitan District 1, Loveland, Colorado,
Special Revenue Bonds, Refunding & Improvement
Series 2017:
2,900 5.000%, 12/01/29, 144A 1/23 at 103.00 N/R 2,851,193
1,500 5.000%, 12/01/37, 144A 1/23 at 103.00 N/R 1,388,295
5,000 5.000%, 12/01/47, 144A 1/23 at 103.00 N/R 4,428,100
1,000 Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Bonds, Refunding & Improvement Series 2020A, 5.000%, 12/01/51
12/25 at 103.00 N/R   850,100
400 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds World Compass Academy Project, Series 2017,
5.375%, 10/01/37
10/27 at 100.00 N/R   347,744
Colorado Educational and Cultural Facilities Authority,
Charter School Revenue Bonds, New Summit Charter
Academy Project, Series 2021A:
100 4.000%, 7/01/41, 144A 7/31 at 100.00 N/R 80,527
100 4.000%, 7/01/51, 144A 7/31 at 100.00 N/R 73,829

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 500 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Cappella of Grand Junction Project, Series 2019, 5.000%, 12/01/54,
144A (4)
12/26 at 103.00 N/R   $ 344,190
500 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sunny
Vista Living Center Project, Refunding & Improvement Series 2015A,
5.750%, 12/01/35, 144A
12/25 at 100.00 N/R   372,740
250 Colorado International Center Metropolitan District 14, Denver,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2018, 5.875%, 12/01/46
12/23 at 103.00 N/R   234,747
500 Copper Ridge Metropolitan District, Colorado Springs, Colorado, Tax
Increment and Sales Tax Supported Revenue Bonds, Series 2019,
5.000%, 12/01/39
12/24 at 103.00 N/R   450,105
1,500 Crowfoot Valley Ranch Metropolitan District No. 2,  Douglas County,
Colorado, Limited Tax General Obligation Bonds, Series 2018A,
5.750%, 12/01/48
12/23 at 103.00 N/R   1,441,590
656 Dacono Urban Renewal Authority, Weld County, Colorado, Tax
Increment Revenue Bonds, Series 2020, 6.250%, 12/01/39
12/25 at 103.00 N/R   606,170
Denver City and County, Colorado, Airport System
Revenue Bonds, Series 2022A:
3,895 5.000%, 11/15/31, (AMT) No Opt. Call AA- 4,273,321
1,545 5.500%, 11/15/40, (AMT) 11/32 at 100.00 AA- 1,685,456
1,235 5.500%, 11/15/53, (AMT) 11/32 at 100.00 AA- 1,312,768
Denver Convention Center Hotel Authority, Colorado,
Revenue Bonds, Convention Center Hotel, Refunding
Senior Lien Series 2016:
1,250 5.000%, 12/01/29 12/26 at 100.00 BBB- 1,284,588
2,000 5.000%, 12/01/30 12/26 at 100.00 BBB- 2,051,320
625 Denver International Business Center Metropolitan District 1, Denver,
Colorado, General Obligation Bonds, Series 2019A, 4.000%, 12/01/48
6/24 at 100.00 BBB-   550,250
1,000 Denver International Business Center Metropolitan District 1, Denver,
Colorado, General Obligation Bonds, Subordinate Limited Tax Series
2019B, 6.000%, 12/01/48
6/24 at 103.00 N/R   974,380
685 E-470 Public Highway Authority, Colorado, Senior Revenue Bonds,
Series 2020A, 5.000%, 9/01/36
9/30 at 100.00 A   754,534
4,900 Falcon Area Water and Wastewater Authority (El Paso County, Colorado),
Tap Fee Revenue Bonds, Series 2022A, 6.750%, 12/01/34, 144A
9/27 at 103.00 N/R   4,829,587
970 Flying Horse Metropolitan District 3, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Refunding Series 2019, 6.000%,
12/01/49, 144A
9/24 at 103.00 N/R   894,272
1,000 Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue
Bonds, Series 2014, 5.750%, 12/01/30
12/24 at 100.00 N/R   970,310
Fourth North Business Improvement District, Silverthorne,
Summit County, Colorado, Special Revenue and Tax
Supported Bonds, Refunding & Improvement Senior
Series 2022A:
1,665 5.250%, 12/01/32 12/30 at 102.00 N/R 1,628,470
4,445 5.750%, 12/01/52 12/30 at 102.00 N/R 4,231,951
1,917 Future Legends Sports Park Metropolitan District 2, Colorado, Limited
Tax General Obligation Bonds, Series 2020A, 5.500%, 6/01/50, 144A
6/25 at 103.00 N/R   1,596,491
1,000 Great Western Metropolitan District 5, Colorado, General Obligation
Limited Tax Revenue Bonds, Refunding Series 2020, 4.750%, 12/01/50
12/25 at 102.00 N/R   831,040
1,000 Hess Ranch Metropolitan District 6, Parker, Colorado, Limited Tax
General Obligation Bonds, Series 2020A-1, 5.000%, 12/01/49
3/25 at 103.00 N/R   861,180

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 1,050 Independence Metropolitan District 3, Elbert County, Colorado, Limited
Tax General Obligation Bonds, Series 2019A, 6.250%, 12/01/49
6/24 at 103.00 N/R   $ 929,534
2,089 Independence Water & Sanitation District, Elbert County, Colorado,
Special Revenue Bonds, Series 2019, 7.250%, 12/01/38
6/24 at 103.00 N/R   2,100,866
500 Jefferson Center Metropolitan District 1, Arvada, Jefferson County,
Colorado, Special Revenue Bonds, Subordinate Series 2020B, 5.750%,
12/15/50
12/23 at 103.00 N/R   469,545
615 Jones District Community Authority Board, Centennial, Colorado,
Special Revenue Convertible Capital Appreciaiton Bonds, Series
2020A, 5.750%, 12/01/50
12/25 at 103.00 N/R   494,774
1,000 Kinston Metropolitan District 5, Loveland, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A, 4.625%,
12/01/35
12/25 at 103.00 N/R   889,920
1,000 Lakes at Centerra Metropolitan District 2, Loveland, Colorado, Limited
Tax General Obligation Bonds, Refunding & Improvement Series
2018A, 5.250%, 12/01/47
12/23 at 103.00 N/R   896,490
500 Lanterns Metropolitan District 1, Castle Rock, Douglas County,
Colorado, Limited Tax General Obligation Bonds, Series 2019A,
5.000%, 12/01/39
9/24 at 103.00 N/R   469,535
3,000 Ledge Rock Center Commercial Metropolitan District (In the Town of
Johnstown, Weld County, Colorado), Limited Tax General Obligation
Bonds, Series 2022, 7.375%, 11/01/52, 144A
11/29 at 103.00 N/R   2,932,410
500 Littleton Village Metropolitan District No. 2, Colorado, Limited Tax
General Obligation and Special Revenue Bonds, Series 2015, 5.375%,
12/01/45
1/23 at 101.00 N/R   479,240
Mayberry Community Authority, Colorado Springs, El
Paso County, Colorado, Special Revenue Bonds, Series
2021A:
500 5.000%, 12/01/41 6/26 at 103.00 N/R 444,540
500 5.000%, 4/15/51 6/26 at 103.00 N/R 415,200
500 Meadowbrook Heights Metropolitan District, Jefferson County,
Colorado, General Obligation Limited Tax Bonds, Series 2021A(3),
4.875%, 12/01/51
9/26 at 103.00 N/R   381,460
Mirabelle Metropolitan District 2, Douglas County,
Colorado, Limited Tax General Obligation Bonds, Series
2020A:
500 5.000%, 12/01/39 3/25 at 103.00 N/R 464,265
1,000 5.000%, 12/01/49 3/25 at 103.00 N/R 872,730
500 Mountain Sky Metropolitan District, Fort Lupton, Weld County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A, 5.000%,
12/01/49
3/25 at 103.00 N/R   439,165
1,000 North Range Metropolitan District 3, Adams County, Colorado, Limited
Tax General Obligation Bonds, Series 2020A-3, 5.250%, 12/01/50
12/25 at 103.00 N/R   844,110
1,000 Northfield Metropolitan District 2, Fort Collins, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Series 2020A,
5.000%, 12/01/50
12/25 at 103.00 N/R   849,450
Painted Prairie Public Improvement Authority, Aurora,
Colorado, Special Revenue Bonds, Series 2019:
2,500 5.000%, 12/01/39 12/24 at 103.00 N/R 2,348,350
6,500 5.000%, 12/01/49 12/24 at 103.00 N/R 5,731,375
500 Palisade Park West Metropolitan District, Broomfield County, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax,
Series 2019A, 5.125%, 12/01/49
6/24 at 103.00 N/R   450,510

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 290 Peak Metropolitan District 1, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series 2021A,
5.000%, 12/01/51, 144A
3/26 at 103.00 N/R   $ 246,546
1,550 Peak Metropolitan District 3, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series 2022A-1,
7.500%, 12/01/52
12/27 at 103.00 N/R   1,520,876
7,980 Pioneer Community Authority Board (Weld County, Colorado), Special
Revenue Bonds, Series 2022, 6.500%, 12/01/34
6/29 at 103.00 N/R   7,417,250
Prairie Center Metopolitan District No. 3, In the City of
Brighton, Adams County, Colorado, Limited Property
Tax Supported Primary Improvements Revenue Bonds,
Refunding Series 2017A:
1,415 4.125%, 12/15/27, 144A 12/26 at 100.00 N/R 1,366,451
2,000 5.000%, 12/15/41, 144A 12/26 at 100.00 N/R 1,856,480
765 Prairie Center Metropolitan District No. 3, Brighton, Colorado, Special
Revenue Bonds, Park and Recreation Improvements Series 2018,
5.125%, 12/15/42
12/23 at 103.00 N/R   712,521
500 Prairie Corner Metropolitan District, Adams County, Colorado, Limited
Tax General Obligation Bonds, Series 2021, 4.875%, 12/01/51, 144A
12/26 at 103.00 N/R   380,855
1,500 Prairie Farm Metropolitan District, In the City of Commerce City, Adams
County, Colorado, Limited Tax Convertible to Unlimited Tax, General
Obligation Bonds, Series 2018A, 5.250%, 12/01/48
1/23 at 103.00 N/R   1,503,315
500 Raindance Metropolitan District 1, Acting by and through its Water
Activity Enterprise In the Town of Windsor, Weld County, Colorado,
Non-Potable Water Enterprise Revenue Bonds, Series 2020, 5.000%,
12/01/40
12/25 at 103.00 N/R   454,740
Rampart Range Metropolitan District 1, Lone Tree,
Colorado, Limited Tax Supported and Special Revenue
Bonds, Refunding & Improvement Series 2017:
1,000 5.000%, 12/01/42 12/27 at 100.00 A1 1,064,190
1,000 5.000%, 12/01/47 12/27 at 100.00 A1 1,059,110
2,105 Rampart Range Metropolitan District 5, Lone Tree, Douglas County,
Colorado, Limited Tax Supported and Special Revenue Bonds, Series
2021, 4.000%, 12/01/51
10/26 at 102.00 N/R   1,424,664
500 Regional Transportation District, Colorado, Private Activity Bonds,
Denver Transit Partners Eagle P3 Project, Series 2020A, 4.000%,
7/15/36
1/31 at 100.00 Baa1   470,575
1,865 Regional Transportation District, Colorado, Sales Tax Revenue Bonds,
Fastracks Project, Series 2016A, 5.000%, 11/01/46
11/26 at 100.00 Aa2   1,940,160
1,016 Silver Leaf Metropolitan District, Jefferson County, Colorado, General
Obligation Limited Tax Bonds, Series 2021A-3, 5.250%, 12/01/50
6/26 at 103.00 N/R   840,425
875 South Maryland Creek Ranch Metropolitan District, Summitt County,
Colorado, Limited Tax General Obligation Bonds, Limited Tax
Convertible to Unlimited Tax Series 2018A, 5.625%, 12/01/47
12/23 at 103.00 N/R   836,054
1,400 South Sloans Lake Metropolitan District 2, Colorado, Limited Tax
General Obligation Bonds, Refunding & Improvement Series 2019,
4.000%, 12/01/39 - AGM Insured
12/29 at 100.00 Baa1   1,401,134
1,650 Sterling Ranch Metropolitan District 1, El Paso County, Colorado,
General Obligation Limited Tax Bonds, Series 2020, 5.000%, 12/01/40
12/25 at 103.00 N/R   1,517,736
496 Tallman Gulch Metropolitan District,  Douglas County, Colorado,
Limited Tax General Obligation Refunding and Improvement
Bonds,Subordinate Limited Tax General Obligation Bonds, Series
2018A, 5.250%, 12/01/47
1/23 at 103.00 N/R   468,998

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
Trails at Crowfoot Metropolitan District 3, Parker,
Colorado, Limited Tax General Obligation Bonds, Series
2019A:
$ 1,500 5.000%, 12/01/39 9/24 at 103.00 N/R $ 1,405,485
1,000 5.000%, 12/01/49 9/24 at 103.00 N/R 884,200
1,618 Vauxmont Metropolitan District, Arvada, Colorado, Limited Tax General
Obligation and Special Revenue Bonds, Convertible to Unlimited Tax
Refunding Subordinate Series 2019, 3.250%, 12/15/50 - AGM Insured
12/24 at 103.00 AA   1,332,892
Velocity Metropolitan District 3, In the City of Aurora,
Colorado, Limited Tax General Obligation Bonds, Series
2019:
500 5.125%, 12/01/34 12/23 at 103.00 N/R 489,295
3,820 5.375%, 12/01/39 12/23 at 103.00 N/R 3,723,621
1,600 Velocity Metropolitan District 5, In the City of Aurora, Colorado, Limited
Tax General Obligation Bonds, Convertible Capital Appreciation
Series 2020A-2, 6.000%, 12/01/50
12/23 at 81.31 N/R   1,061,872
2,000 Velocity Metropolitan District 5, In the City of Aurora, Colorado, Limited
Tax General Obligation Bonds, Series 2020A-1, 5.375%, 12/01/50
12/23 at 103.00 N/R   1,784,580
1,500 Verve Metropolitan District 1, Jefferson County and the City and County
of Broomfield, Colorado, General Obligation Bonds, Refunding and
Improvement Limited Tax Series 2021, 5.000%, 12/01/51
3/26 at 103.00 N/R   1,284,300
1,000 Willow Springs Ranch Metropolitan District, Monument, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2019A, 5.000%, 12/01/49
12/24 at 103.00 N/R   883,430
2,000 Windler Public Improvement Authority, Aurora, Colorado, Limited Tax
Supported Revenue Bonds, Series 2021A-1, 4.125%, 12/01/51, 144A
9/26 at 103.00 N/R   1,354,180
500 Windsor Highlands Metropolitan District 9, Windsor, Larimer County,
Colorado, Limited Tax Supported Revenue Bonds, Series 2019,
5.000%, 12/01/39
9/24 at 103.00 N/R   468,135
1,856 Woodmen Heights Metropolitan District 2, El Paso County, Colorado,
General Obligation Limited Tax Bonds, Refunding Subordinate Series
2020B-2, 7.500%, 12/15/40
12/25 at 103.00 N/R   1,670,771
134,702 Total Colorado 123,567,992
Connecticut - 0.3%
200 Connecticut Development Authority, Airport Facilities Revenue Bonds,
Learjet Inc., Series 2004, 7.950%, 4/01/26, (AMT)
1/23 at 100.00 B3   199,970
100 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Healthcare Facility Expansion Church Home of Hartford Inc. Project,
Series 2016A, 5.000%, 9/01/46, 144A
9/26 at 100.00 BB   89,528
2,025 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Nuvance Health Series 2019A, 3.000%, 7/01/39 - AGM Insured
7/29 at 100.00 A1   1,763,734
1,000 Harbor Point Infrastructure Improvement District, Connecticut, Special
Obligation Revenue Bonds, Harbor Point Project, Refunding Series
2017, 5.000%, 4/01/39, 144A
4/27 at 100.00 N/R   971,010
3,325 Total Connecticut 3,024,242
Delaware - 0.2%
Delaware Health Facilities Authroity, Revenue Bonds,
Beebe Medical Center Project, Series 2018:
1,000 4.375%, 6/01/48 12/28 at 100.00 BBB 943,230
1,500 5.000%, 6/01/48 12/28 at 100.00 BBB 1,505,070

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Delaware (continued)
$ 35 Kent County, Delaware, Student Housing & Dining Facility Revenue
Bonds, Collegiate Housing Foundation - Dover LLC Delaware State
University Project, Series 2018A, 5.000%, 7/01/48
1/28 at 100.00 BB-   $ 31,083
2,535 Total Delaware 2,479,383
District of Columbia - 1.3%
30 District of Columbia Tobacco Settlement Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2001, 6.500%, 5/15/33
No Opt. Call BBB   30,713
8,000 District of Columbia, Income Tax Secured Revenue Bonds, Refunding
Forward Delivery Series 2022C, 5.000%, 12/01/36
12/32 at 100.00 Aa1   9,202,080
2,005 District of Columbia, Income Tax Secured Revenue Bonds, Series 2022A,
5.500%, 7/01/47
7/32 at 100.00 Aa1   2,285,760
275 Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Refunding & Subordinate Lien Series 2019B, 4.000%,
10/01/35
10/29 at 100.00 Baa2   267,726
415 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2018A, 5.000%, 10/01/26, (AMT)
No Opt. Call AA-   438,203
1,300 Washington Convention and Sports Authority, Washington D.C.,
Dedicated Tax Revenue Bonds, Refunding Senior Lien Series 2021A,
4.000%, 10/01/40
10/30 at 100.00 A+   1,245,335
625 Washington Convention and Sports Authority, Washington D.C.,
Dedicated Tax Revenue Bonds, Refunding Senior Lien Series 2021B,
4.000%, 10/01/38
10/30 at 100.00 A+   617,069
12,650 Total District of Columbia 14,086,886
Florida - 12.0%
3,105 Alachua County Health Facilities Authority, Florida, Health Facilties
Revenue Bonds, Shands Healthcare Project, Series 2007A, 4.060%,
12/01/37 (3-Month LIBOR*0.67% reference rate + 0.870% spread) (7)
1/23 at 100.00 A3   2,922,830
570 Avalon Groves Community Development District, Florida, Special
Assessment Bonds, Phases 3 and 4 Sub-Assessment Area One Project,
Series 2021, 4.000%, 5/01/51
5/34 at 100.00 N/R   432,938
1,000 Ave Maria Stewardship Community District, Florida, Bond Anticipation
Notes, Phase 4 Master Improvements Project, Series 2021, 3.500%,
5/01/26, 144A
5/23 at 100.00 N/R   954,750
1,000 Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Ave Maria National Project, Series
2021, 3.750%, 5/01/41
5/31 at 100.00 N/R   783,700
500 Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Phase 3 Master Improvements Project,
Series 2021, 4.000%, 5/01/52, 144A
5/32 at 100.00 N/R   376,970
485 Babcock Ranch Community Independent Special District, Charlotte
County, Florida, Special Assessment Bonds, 2021 Project Series 2021,
4.000%, 5/01/52, 144A
5/31 at 100.00 N/R   365,753
1,000 Bannon Lakes Community Development District, Saint Johns County,
Florida, Special Assessment Revenue Bonds, Series 2021, 4.000%,
5/01/51, 144A
5/31 at 100.00 N/R   759,640
330 Bay Laurel Center Community Development District, Marion County,
Florida, Special Assessment Bonds, Refunding Indigo Series 2016,
4.125%, 5/01/31
5/27 at 100.00 N/R   313,586
995 Beaumont Communit Development District 1, City of Wildwood, Florida,
Special Assessment Bonds, Series 2019 A-1, 5.625%, 11/01/49, 144A
11/29 at 100.00 N/R   978,005

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Broward County, Florida, Port Facilities Revenue Bonds,
Series 2019B:
$ 1,500 4.000%, 9/01/37, (AMT) 9/29 at 100.00 A $ 1,479,180
2,500 4.000%, 9/01/39, (AMT) 9/29 at 100.00 A 2,411,125
240 Cape Coral Health Facilities Authority, Florida, Senior Housing Revenue
Bonds, Gulf Care Inc. Project, Series 2015, 5.750%, 7/01/30, 144A
7/25 at 100.00 N/R   234,022
3,225 Capital Trust Agency, Florida, Educational Facilities Lease Revenue
Bonds, Franklin Academy Projects, Series 2020, 5.000%, 12/15/40,
144A
7/26 at 100.00 N/R   3,024,921
255 Capital Trust Agency, Florida, Educational Facilities Lease Revenue
Bonds, South Tech Schools Project, Series 2020A, 5.000%, 6/15/55,
144A
6/27 at 100.00 N/R   211,828
900 Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
Imagine School at North Manatee, Series 2021A, 5.000%, 6/01/56,
144A
6/31 at 100.00 N/R   747,315
1,000 Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
Pineapple Cove Classical Academy, Series 2019A, 5.250%, 7/01/49,
144A
1/29 at 100.00 N/R   910,940
100 Capital Trust Agency, Florida, Educational Facilities Revenue Bonds, The
Florida Charter Educational Foundation, Inc. Projects, Series 2018A,
5.375%, 6/15/48, 144A
6/28 at 100.00 N/R   90,329
50 Capital Trust Agency, Florida, Revenue Bonds, Babcock Neighborhood
School Inc, Series 2018, 6.100%, 8/15/38, 144A
8/28 at 100.00 N/R   50,208
Capital Trust Agency, Florida, Revenue Bonds, Babcock
Neighborhood School Inc, Series 2021:
500 4.000%, 8/15/51, 144A 8/28 at 100.00 N/R 359,740
1,000 4.200%, 8/15/56, 144A 8/28 at 100.00 N/R 720,970
500 4.250%, 8/15/61, 144A 8/28 at 100.00 N/R 353,190
1,000 Capital Trust Agency, Florida, Revenue Bonds, Educational Growth
Fund, LLC, Charter School Portfolio Projects, Series 2021A-1, 5.000%,
7/01/56, 144A
7/31 at 100.00 N/R   871,820
1,892 Capital Trust Agency, Florida, Revenue Bonds, Provision CARES Proton
Therapy Center, Orlando Project, Series 2018, 7.500%, 6/01/48, 144A
(4)
6/28 at 100.00 N/R   397,362
100 Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter
School Project, Series 2017A, 4.375%, 6/15/27, 144A
No Opt. Call N/R   97,222
500 Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter
School Project, Series 2019A, 5.000%, 6/15/39, 144A
6/26 at 100.00 N/R   459,435
1,000 Capital Trust Agency, Florida, Revenue Bonds, St. Johns Classical
Academy, Refunding Series 2021A, 4.000%, 6/15/56, 144A
6/30 at 100.00 N/R   691,690
100 Capital Trust Agency, Florida, Revenue Bonds, Viera Charter School
Project, Series 2017A, 5.000%, 10/15/47, 144A
10/27 at 100.00 Ba1   89,905
100 Capital Trust Agency, Florida, Revenue Bonds, Viera Charter School
Project, Series 2019A, 5.000%, 10/15/39, 144A
10/27 at 100.00 Ba1   94,140
250 Centre Lake Community Development District, Miami Lakes, Florida,
Special Assessment Bonds, Series 2021, 4.000%, 5/01/52, 144A
5/31 at 100.00 N/R   188,575
1,500 Charlotte County Industrial Development Authority, Florida, Utility
System Revenue Bonds, Town & Country Utilities Project, Series 2019,
5.000%, 10/01/49, (AMT), 144A
10/27 at 100.00 N/R   1,384,290
150 Copperspring Community Development District, Pasco County, Florida,
Special Assessment Bonds, Series 2019, 4.000%, 12/15/39
12/29 at 100.00 N/R   128,068

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 1,000 Downtown Doral Community Development District, Florida, Special
Assessment Bonds, Assessment Area 1, Series 2018A, 5.100%,
5/01/48, 144A
5/28 at 100.00 N/R   $ 942,990
500 Eden Hills Community Development District, Lake Alfred, Florida,
Special Assessment Revenue Bonds, Phase 1 Series 2020, 4.125%,
5/01/51
5/30 at 100.00 N/R   388,480
1,000 Escambia County Health Facilities Authority, Florida, Health Care
Facilities Revenue Bonds, Baptist Health Care Corporation Obligated,
Series 2020A, 4.000%, 8/15/45 - AGM Insured
2/30 at 100.00 A1   955,550
285 Fiddlers Creek Community Development District 2, Collier County,
Florida, Special Assessment Revenue Bonds, Refunding Series 2019,
5.000%, 5/01/35
5/29 at 100.00 N/R   284,698
100 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Florida Charter Foundation Inc. Projects, Series
2016A, 4.750%, 7/15/36, 144A
7/26 at 100.00 N/R   93,814
1,250 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Mater Academy Projects, Series 2020A, 5.000%,
6/15/40
6/27 at 100.00 BBB   1,250,663
100 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Renaissance Charter School, Inc. Projects, Series
2020C, 5.000%, 9/15/40, 144A
9/27 at 100.00 N/R   90,903
500 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, River City Science Academy Projects, Series 2021A,
4.000%, 7/01/55
7/28 at 100.00 Baa3   394,965
1,510 Florida Development Finance Corporation, Florida, Solid Waste
Disposal Revenue Bonds, Waste Pro USA, Inc. Project, Series 2019,
5.000%, 5/01/29, (AMT), 144A
1/23 at 105.00 N/R   1,405,010
14,320 Florida Development Finance Corporation, Florida, Surface
Transportation Facility Revenue Bonds, Brightline Passenger Rail
Project, Green Series 2019B, 7.375%, 1/01/49, (AMT), 144A
1/24 at 107.00 N/R   12,530,000
Florida Development Finance Corporation, Florida,
Surface Transportation Facility Revenue Bonds, Virgin
Trains USA Passenger Rail Project, Series 2019A:
1,150 6.250%, 1/01/49, (AMT), (Mandatory Put 1/01/24), 144A 1/23 at 101.00 N/R 1,105,575
11,350 6.375%, 1/01/49, (AMT), (Mandatory Put 1/01/26), 144A 1/23 at 102.00 N/R 10,373,333
3,120 6.500%, 1/01/49, (AMT), (Mandatory Put 1/01/29), 144A 1/23 at 102.00 N/R 2,788,562
Florida Development Finance Corporation, Healthcare
Facilties Revenue Bonds, Lakeland Regional Health
Systems, Series 2021:
550 4.000%, 11/15/35 11/31 at 100.00 A2 542,652
1,000 4.000%, 11/15/37 11/31 at 100.00 A2 950,570
2,360 4.000%, 11/15/38 11/31 at 100.00 A2 2,227,297
28,360 Florida Development Finance Corporation, Revenue Bonds, Brightline
Passenger Rail Expansion Project, Series 2022A, 7.250%, 7/01/57,
(AMT), (Mandatory Put 10/03/23), 144A
1/23 at 102.00 N/R   28,281,159
1,100 Florida Higher Educational Facilities Financing Authority, Revenue
Bonds, Jacksonville University Project, Series 2018A-1, 5.000%,
6/01/48, 144A
6/28 at 100.00 N/R   925,991
3,500 Greater Orlando Aviation Authority, Florida, Special Purpose Airport
Facilities Revenue Bonds, JetBlue Airways Corporation, Series 2013,
5.000%, 11/15/36, (AMT)
5/23 at 100.00 N/R   3,501,435
500 Hidden Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 3, Series 2019A-1,
5.250%, 11/01/39, 144A
11/29 at 100.00 N/R   498,580

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 1,500 Jacksonville, Florida, Health Care Facilities Revenue Bonds, Brooks
Rehabilitation, Series 2020, 4.000%, 11/01/45
11/29 at 100.00 A-   $ 1,342,590
2,000 Jacksonville, Florida, Special Revenue Bonds, Refunding Series 2017A,
5.250%, 10/01/42
10/27 at 100.00 Aa3   2,152,400
155 Lakewood Ranch Stewardship District, Florida, Special Assessment
Revenue Bonds, Lakewood Ranch South Project, Series 2016, 5.000%,
5/01/36
5/26 at 100.00 N/R   154,347
1,000 Magic Place Community Development District, Osceola County, Florida,
Special Assessment Revenue Bonds, Series 2019, 4.500%, 5/01/51
5/30 at 100.00 N/R   831,070
100 Miami Dade County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, South Florida Autism Charter
School Project, Series 2017, 5.875%, 7/01/37, 144A
7/27 at 100.00 N/R   95,724
2,500 Miami-Dade County Expressway Authority, Florida, Toll System Revenue
Bonds, Series 2014A, 5.000%, 7/01/44
7/24 at 100.00 BBB+   2,520,825
2,845 Miami-Dade County, Florida, Special Obligation Bonds, Subordinate
Series 2009, 0.000%, 10/01/42 - BAM Insured
No Opt. Call A2   1,128,099
1,195 Miami-Dade County, Florida, Water and Sewer System Revenue Bonds,
Series 2021, 3.000%, 10/01/40
4/31 at 100.00 A+   1,009,560
145 Mirada Community Development District, Pasco County, Florida, Bond
Anticipation Note, Assessment Area 3, Series 2019, 4.500%, 5/01/24
1/23 at 100.00 N/R   145,000
1,500 Mirada II Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2021, 4.000%, 5/01/51
5/31 at 100.00 N/R   1,139,310
Miramar, Florida, Special Obligation Revenue Bonds,
Taxable Refunding Series 2021:
3,255 2.343%, 10/01/33 10/31 at 100.00 AA- 2,436,465
1,765 2.443%, 10/01/34 10/31 at 100.00 AA- 1,302,182
2,395 2.543%, 10/01/35 10/31 at 100.00 AA- 1,744,518
2,590 2.743%, 10/01/37 10/31 at 100.00 AA- 1,842,189
1,000 2.793%, 10/01/38 10/31 at 100.00 AA- 699,050
160 North Park Isle Community Development District, Plant City, Florida,
Special Assessment Revenue Bonds, Assessment Area 1, Series 2019,
4.500%, 5/01/40
5/29 at 100.00 N/R   143,738
1,000 Northern Palm Beach County Improvement District, Florida, Water
Control and Improvement Bonds, Development Unit 53, Series 2021,
4.000%, 8/01/51
8/31 at 100.00 N/R   763,560
250 Palm Beach County Health Facilities Authority, Florida, Revenue Bonds,
Toby & Leon Cooperman Sinai Residences of Boca Raton, Refunding
Series 2022, 4.250%, 6/01/56
6/27 at 103.00 N/R   182,960
100 Pinellas County Industrial Development Authority, Florida, Industrial
Development Revenue Bonds, Drs. Kiran & Pallavi Patel 2017
Foundation for Global Understanding, Inc., Project, Series 2019,
5.000%, 7/01/29
No Opt. Call N/R   101,065
420 Reunion East Community Development District, Osceola County,
Florida, Special Assessment Bonds, Series 2021, 2.850%, 5/01/31
No Opt. Call N/R   355,114
165 Rhodine Road North Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Series 2019, 4.750%,
5/01/50
5/29 at 100.00 N/R   143,682
Sarasota National Community Development District,
Florida, Special Assessment Bonds, Refunding Series
2020:
995 3.500%, 5/01/31 5/30 at 100.00 N/R 884,396
1,135 4.000%, 5/01/39 5/30 at 100.00 N/R 965,976

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 500 Sawyers Landing Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2021, 4.250%, 5/01/53, 144A
5/31 at 100.00 N/R   $ 394,090
1,560 Seminole County Industrial Development Authority, Florida, Retirement
Facility Revenue Bonds, Legacy Pointe At UCF Project, Series 2019A,
5.750%, 11/15/54
11/26 at 103.00 N/R   1,305,517
2,145 South Broward Hospital District, Florida, Hospital Revenue Bonds, South
Broward Hospital District Obligated Group, Refunding Series 2016A,
4.000%, 5/01/44
5/26 at 100.00 Aa3   2,033,417
3,000 South Miami Health Facilities Authority, Florida, Hospital Revenue
Bonds, Baptist Health Systems of South Florida Obligated Group,
Refunding Series 2017, 4.000%, 8/15/47
8/27 at 100.00 A1   2,677,740
500 Spencer Creek Community Development District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Series 2019, 5.250%,
5/01/49
5/29 at 100.00 N/R   473,640
640 Summer Woods Community Development District, Manatee County,
Florida, Special Assessment Bonds, Area 2 Project 2021, Series 2021,
4.000%, 5/01/51
5/31 at 100.00 N/R   486,106
245 Summit View Community Development District, Dade City, Florida,
Special Assessment Revenue Bonds, Series 2021B, 5.000%, 5/01/41
No Opt. Call N/R   213,341
6,130 Tampa, Florida, Capital Improvement Cigarette Tax Allocation Bonds, H.
Lee Moffitt Cancer Center Project, Series 2020A, 0.000%, 9/01/45
9/30 at 54.56 A+   2,038,102
205 Tampa, Florida, Revenue Bonds, H. Lee Moffitt Cancer Center and
Research Institute, Series 2020B, 4.000%, 7/01/39
7/30 at 100.00 A-   200,488
2,000 Tampa-Hillsborough County Expressway Authority, Florida, Revenue
Bonds, Refunding Series 2017B, 4.000%, 7/01/42 - BAM Insured
7/28 at 100.00 A2   1,968,520
1,000 Three Rivers Community Development District, Florida, Special
Assessment Revenue Bonds, South Assessment Area Series 2021B,
4.625%, 5/01/36, 144A
9/23 at 100.00 N/R   905,200
500 Towne Park Community Development District, Florida, Special
Assessment Bonds, Area 3B Project, Series 2019, 4.625%, 5/01/50
5/30 at 100.00 N/R   426,175
1,420 Tradition Community Development District 9, Port Saint Lucie, Florida,
Special Assessment Bonds, Series 2021, 3.000%, 5/01/41
5/31 at 100.00 N/R   996,400
Triple Creek Community Development District,
Hillsborough County, Florida, Special Assessment Bonds,
Series 2019A:
100 4.625%, 5/01/39 5/29 at 100.00 N/R 91,894
200 4.750%, 5/01/50 5/29 at 100.00 N/R 173,560
90 Villamar Community Development District, Winter Haven, Florida,
Special Assessment Revenue Bonds, Series 2019, 4.625%, 5/01/39
5/29 at 100.00 N/R   82,705
700 Windward Community Development District, Florida, Special
Assessment Bonds, Series 2020A-1, 4.500%, 5/01/51
5/30 at 100.00 N/R   580,454
150,007 Total Florida 129,547,843
Georgia - 0.8%
Atlanta Development Authority, Georgia, Senior Health
Care Facilities Revenue Bonds, Georgia Proton Treatment
Center Project, Current Interest Series 2017A-1:
1,500 6.750%, 1/01/35 (4) 1/28 at 100.00 N/R 795,000
500 7.000%, 1/01/40 (4) 1/28 at 100.00 N/R 265,000
1,000 Atlanta, Georgia, Airport Passenger Facilities Charge and General
Revenue Bonds, Subordinate Lien Series 2019D, 4.000%, 7/01/40,
(AMT)
7/29 at 100.00 AA-   934,640

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Georgia (continued)
$ 1,000 Gainesville and Hall County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Northeast Georgia Health Services Inc.,
Series 2021A, 3.000%, 2/15/51
2/31 at 100.00 A   $ 687,530
7,000 Geo. L. Smith II Georgia World Congress Center Authority, Georgia,
Convention Center Hotel Revenue Bonds,  First Tier Series 2021A,
4.000%, 1/01/54
1/31 at 100.00 BBB-   5,408,200
200 Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project M
Bonds, Series 2019A, 5.000%, 1/01/36
7/28 at 100.00 BBB+   208,488
500 Municipal Electric Authority of Georgia, General Resolution Projects
Subordinated Bonds, Series 20188HH, 5.000%, 1/01/29
1/28 at 100.00 A   539,875
11,700 Total Georgia 8,838,733
Guam - 0.5%
1,000 Government of Guam, Business Privilege Tax Bonds, Refunding Series
2015D, 5.000%, 11/15/27
11/25 at 100.00 BB   1,030,260
420 Government of Guam, Business Privilege Tax Bonds, Refunding Series
2021F. Forward Delivery, 4.000%, 1/01/42
1/31 at 100.00 Ba1   367,433
1,700 Government of Guam, Hotel Occupancy Tax Revenue Bonds, Refunding
Series 2021A, 5.000%, 11/01/35
5/31 at 100.00 Ba1   1,775,174
Guam A.B. Won Pat  International Airport Authority,
Revenue Bonds, Series 2021A:
610 2.699%, 10/01/26 No Opt. Call Baa2 551,629
550 3.189%, 10/01/29 No Opt. Call Baa2 466,411
600 3.339%, 10/01/30 No Opt. Call Baa2 500,106
620 3.489%, 10/01/31 No Opt. Call Baa2 511,215
490 3.839%, 10/01/36 10/31 at 100.00 Baa2 399,600
80 Guam Government, General Obligation Bonds, Series 2019, 5.000%,
11/15/31, (AMT)
5/29 at 100.00 BB-   84,341
6,070 Total Guam 5,686,169
Idaho - 0.2%
1,000 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health
System Project, Series 2018A, 5.000%, 3/01/37
9/28 at 100.00 A3   1,028,120
Idaho Housing and Finance Association, Grant and
Revenue Anticipation Bonds, Federal Highway Trust
Funds, Series 2021A:
645 4.000%, 7/15/38 7/31 at 100.00 A2 643,968
500 4.000%, 7/15/39 7/31 at 100.00 A2 495,200
2,145 Total Idaho 2,167,288
Illinois - 5.8%
500 Bolingbrook, Illinois, Special Tax Bonds, Special Service Area 1,
Refunding Series 2019, 5.250%, 3/01/41
3/28 at 100.00 N/R   451,280
1,000 Chicago Board of Education, Illinois, Dedicated Capital Improvement
Tax Revenue Bonds, Series 2016, 6.000%, 4/01/46
4/27 at 100.00 A   1,037,720
1,335 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Project Series 2015C, 5.250%, 12/01/35
12/24 at 100.00 BB   1,336,242
Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Refunding Series 2012B:
1,000 5.000%, 12/01/34 1/23 at 100.00 BB 971,980
1,000 4.000%, 12/01/35 1/23 at 100.00 BB 916,960
1,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017G, 5.000%, 12/01/34
12/27 at 100.00 BB   1,011,130

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 2,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2021A, 5.000%, 12/01/34
12/30 at 100.00 BB   $ 2,027,380
900 Chicago Greater Metropolitan Water Reclamation District, Illinois,
General Obligation Bonds, Limited Tax Capital Improvement Green
Series 2021A, 4.000%, 12/01/46
12/31 at 100.00 AA+   848,079
780 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Second Lien Series 2020A, 5.000%, 12/01/55, (UB) (6)
12/29 at 100.00 A+   785,655
12,500 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Series 2014, 5.250%, 12/01/49
12/24 at 100.00 AA   12,631,000
1,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Senior Lien Series 2016G, 5.000%, 1/01/52
1/27 at 100.00 A+   999,320
2,000 Chicago, Illinois, General Obligation Bonds, Refunding Series 2020A,
5.000%, 1/01/30
No Opt. Call BBB   2,110,460
1,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding Second
Lien Series 2014A, 5.000%, 1/01/31
1/24 at 100.00 A-   1,006,530
Cook County, Illinois, Sales Tax Revenue Bonds, Series
2021A:
2,600 4.000%, 11/15/39 11/30 at 100.00 AA- 2,451,748
485 4.000%, 11/15/40 11/30 at 100.00 AA- 452,781
5,000 Illinois Finance Authority Revenue Bonds, OSF Healthcare System,
Refunding Series 2018A, 4.125%, 5/15/47
11/28 at 100.00 A   4,548,650
485 Illinois Finance Authority, Charter School Revenue Bonds, Intrinsic
Charter Schools Belmont School Project, Series 2015A, 5.750%,
12/01/35, 144A
12/25 at 100.00 N/R   497,741
1,025 Illinois Finance Authority, Health Services Facility Lease Revenue Bonds,
Provident Group - UIC Surgery Center, LLC - University of Illinois
Health Services Facility Project, Series 2020, 4.000%, 10/01/55
10/30 at 100.00 BBB+   838,737
250 Illinois Finance Authority, Revenue Bonds, Acero Charter Schools, Inc.,
Series 2021, 4.000%, 10/01/42, 144A
10/31 at 100.00 BB+   193,070
260 Illinois Finance Authority, Revenue Bonds, Dominican University,
Refunding Series 2022, 5.000%, 3/01/34
9/32 at 100.00 BBB-   265,169
1,075 Illinois Finance Authority, Revenue Bonds, Lutheran Home and Services,
Series 2019A, 5.000%, 11/01/49
11/26 at 103.00 N/R   881,951
815 Illinois Finance Authority, Revenue Bonds, Northshore - Edward-
Elmhurst Health Credit Group, Series 2022A, 5.000%, 8/15/47
8/32 at 100.00 AA-   859,882
Illinois Finance Authority, Revenue Bonds, University of
Chicago, Refunding Series 2015A:
225 5.000%, 10/01/46, (Pre-refunded 10/01/25), (UB) 10/25 at 100.00 N/R (8) 238,527
25 5.000%, 10/01/46, (UB) 10/25 at 100.00 AA- 26,019
4,400 Illinois State, General Obligation Bonds, Build America Taxable Bonds,
Series 2010-4, 7.100%, 7/01/35
No Opt. Call BBB+   4,579,388
5,753 Illinois State, General Obligation Bonds, Build America Taxable Bonds,
Series 2010-5, 7.350%, 7/01/35
No Opt. Call BBB+   6,057,958
2,500 Illinois State, General Obligation Bonds, May Series 2014, 5.000%,
5/01/32
5/24 at 100.00 BBB+   2,509,975
5,000 Illinois State, General Obligation Bonds, Taxable Build America Bonds,
Series 2010-3, 6.725%, 4/01/35
No Opt. Call BBB+   5,098,500

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
Metropolitan Pier and Exposition Authority, Illinois,
McCormick Place Expansion Project Bonds, Refunding
Series 2022A:
$ 1,710 0.000%, 12/15/35 12/31 at 90.33 BBB $ 924,888
1,715 0.000%, 6/15/36 12/31 at 89.03 BBB 901,215
2,285 0.000%, 6/15/38 12/31 at 84.11 BBB 1,065,701
1,800 0.000%, 6/15/39 12/31 at 81.66 BBB 798,156
2,000 0.000%, 6/15/40 12/31 at 79.15 BBB 825,660
1,885 0.000%, 12/15/40 12/31 at 78.00 BBB 758,694
730 0.000%, 12/15/41 12/31 at 75.58 BBB 275,903
1,500 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2015A, 0.000%, 12/15/52 - BAM
Insured
No Opt. Call AA   332,520
2,500 Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Series 2002A, 0.000%, 6/15/37 -
NPFG Insured
No Opt. Call Baa2   1,250,775
430 Morton Grove, Illinois, Tax Increment Revenue Bonds, Sawmill Station
Redevelopment Project, Senior Lien Series 2019, 5.000%, 1/01/39
1/26 at 100.00 N/R   384,545
72,468 Total Illinois 63,151,889
Indiana - 1.5%
6,750 Fort Wayne, Indiana Economic Development, Solid Waste Facility
Revenue Bonds, Do Good Foods LLC Fort Wayne, Series 2022A-1,
9.000%, 12/01/44, (AMT), 144A
12/29 at 105.00 N/R   6,653,880
1,420 Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for Educational
Excellence Project, Refunding Series 2020A, 5.875%, 6/01/55, 144A
6/30 at 100.00 N/R   1,204,345
1,000 Indiana Finance Authority, Educational Facilities Revenue Bonds,
Valparaiso University Project, Series 2014, 5.000%, 10/01/39
10/24 at 100.00 Baa1   1,009,280
110 Indiana Finance Authority, Environmental Improvement Revenue Bonds,
United States Steel Corporation Project, Series 2012, 5.750%, 8/01/42,
(AMT)
1/23 at 100.00 B1   109,994
1,000 Indiana Finance Authority, Environmental Improvement Revenue Bonds,
United States Steel Corporation Project, Series 2020, 6.750%, 5/01/39,
(AMT)
11/30 at 100.00 B1   1,127,960
2,000 Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA
Authority Project, Series 2014A, 5.000%, 10/01/40
10/24 at 100.00 A+   2,050,000
2,500 Indiana Health and Educational Facilities Financing Authority, Revenue
Bonds, Ascension Health, Series 2006B-7, 5.000%, 11/15/46
11/26 at 100.00 Aa2   2,533,125
1,770 Northern Indiana Commuter Transportation District, Indiana, Limited
Obligation Revenue Bonds, Series 2016, 5.000%, 7/01/35
7/26 at 100.00 AA-   1,862,890
16,550 Total Indiana 16,551,474
Iowa - 1.0%
1,000 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Alcoa Inc. Project, Series 2012, 4.750%, 8/01/42
1/23 at 100.00 BB+   941,560
Iowa Finance Authority, Iowa, Midwestern Disaster
Area Revenue Bonds, Iowa Fertilizer Company Project,
Refunding Series 2022:
2,135 5.000%, 12/01/50, (Mandatory Put 12/01/42) 12/29 at 103.00 BBB- 2,061,791
1,975 5.000%, 12/01/50 12/29 at 103.00 BBB- 1,845,499
5,500 PEFA Inc., Public Energy Facilities Authority, Inc., Iowa, Gas Project
Revenue Bonds, Series 2019, 5.000%, 9/01/49, (Mandatory Put
9/01/26)
6/26 at 100.62 A3   5,633,045
10,610 Total Iowa 10,481,895

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Kansas - 0.3%
Overland Park Development Corporation, Kansas,
Revenue Bonds, Convention Center Hotel, Refunding &
improvement Series 2019:
$ 1,680 5.000%, 3/01/25 No Opt. Call BB- $ 1,678,824
1,500 5.000%, 3/01/44 3/29 at 100.00 BB- 1,403,700
3,180 Total Kansas 3,082,524
Kentucky - 1.0%
60 Ashland, Kentucky, Medical Center Revenue Bonds, Ashland Hospital
Corporation d/b/a King's Daughters Medical Center Project,
Refunding Series 2019, 4.000%, 2/01/35
2/30 at 100.00 BBB+   57,685
1,000 Bell County, Kentucky, Special Assessment Industrial Building Revenue
Bonds, Boone's Ridge Project, Series 2020, 6.000%, 12/01/40
12/30 at 100.00 N/R   869,350
3,255 Carroll County, Kentucky, Environmental Facilities Revenue Bonds,
Kentucky Utilities Company Project, Refunding Series 2006B, 2.125%,
10/01/34, (AMT)
6/31 at 100.00 A   2,489,619
1,000 Kentucky Economic Development Finance Authority, Louisville Arena
Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2017A,
5.000%, 12/01/45 - AGM Insured, (UB) (6)
12/27 at 100.00 A1   1,015,190
Kentucky Economic Development Finance Authority,
Revenue Bonds, Next Generation Kentucky Information
Highway Project, Senior Series 2015A:
1,000 5.000%, 7/01/26 7/25 at 100.00 Baa2 1,014,950
1,000 5.000%, 7/01/30 7/25 at 100.00 Baa2 1,013,690
2,500 Kentucky Municipal Power Agency, Power System Revenue Bonds,
Prairie State Project, Refunding Series 2016A, 5.000%, 9/01/36 - NPFG
Insured
9/26 at 100.00 Baa1   2,636,025
1,000 Kentucky State Property and Buildings Commission, Revenue Bonds,
Project 122, Series 2019A, 4.000%, 11/01/34
11/28 at 100.00 A1   1,029,880
1,000 Newport, Kentucky, Special Obligation Revenue Bonds, Newport Clifton
Project, Series 2020B, 5.500%, 12/01/60
12/30 at 100.00 N/R   775,810
11,815 Total Kentucky 10,902,199
Louisiana - 1.3%
2,785 Calcasieu Parish Memorial Hospital Service District, Louisiana, Revenue
Bonds, Lake Charles Memorial Hospital, Refunding Series 2019,
5.000%, 12/01/34
12/29 at 100.00 BB   2,898,962
1,000 Lakeshore Villages Master Community Development District, Louisiana,
Special Assessment Revenue Bonds, Series 2021, 4.000%, 6/01/51
6/31 at 100.00 N/R   806,420
265 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Saint Martin Parish
GOMESA Project, Series 2019, 4.400%, 11/01/44, 144A
11/28 at 100.00 N/R   217,109
1,150 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Lincoln
Preparatory School Project, Series 2021A, 5.250%, 6/01/51, 144A
6/31 at 100.00 N/R   953,143
500 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Young
Audiences Charter School, Series 2019A, 5.000%, 4/01/57, 144A
4/27 at 100.00 N/R   413,315
4,000 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2008, 6.100%, 6/01/38, (Mandatory Put 6/01/30), 144A
No Opt. Call BB-   4,254,120
500 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010, 6.350%, 7/01/40, 144A
6/30 at 100.00 BB-   533,050
725 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010A, 6.350%, 10/01/40, 144A
6/30 at 100.00 BB-   772,901

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Louisiana (continued)
$ 1,000 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010B, 6.100%, 12/01/40, (Mandatory Put 6/01/30),
144A
No Opt. Call BB-   $ 1,063,530
1,000 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2011, 5.850%, 8/01/41, (Mandatory Put 6/01/25), 144A
No Opt. Call BB-   1,024,010
1,000 Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil
Corporation Project, Refunding Series 2017A-3, 2.200%, 6/01/37,
(Mandatory Put 7/01/26)
No Opt. Call BBB-   921,260
780 Tangipahoa Parish Hospital Service District 1, Louisiana, Hospital
Revenue Bonds, North Oaks Health System Project, Refunding Series
2021, 4.000%, 2/01/39
2/31 at 100.00 BBB+   707,078
14,705 Total Louisiana 14,564,898
Maryland - 0.4%
2,840 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017, 5.000%, 9/01/39
9/27 at 100.00 CCC+   2,623,138
200 Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project,
Refunding Series 2022, 4.500%, 6/01/33, 144A
6/31 at 100.00 N/R   192,582
195 Frederick County, Maryland, Special Tax Limited Obligation Bonds,
Jefferson Technology Park Project, Refunding Series 2020A, 5.000%,
7/01/43, 144A
7/30 at 102.00 N/R   183,446
145 Frederick County, Maryland, Tax Increment and Special Tax Limited
Obligation Bonds, Jefferson Technology Park Project, Refunding
Series 2020B, 4.625%, 7/01/43, 144A
7/30 at 102.00 N/R   135,766
500 Maryland Economic Development Corporation, Revenue Bonds,
Chesapeake Bay Hyatt Conference Center, Series 2006A, 5.000%,
12/01/31 (4)
1/23 at 100.00 N/R   300,000
1,000 Maryland Economic Development Corporation, Revenue Bonds,
Chesapeake Bay Hyatt Conference Center, Series 2006B, 5.250%,
12/01/31 (4)
1/23 at 100.00 N/R   600,000
4,880 Total Maryland 4,034,932
Massachusetts - 1.0%
Massachusetts Development Finance Agency Revenue
Refunding Bonds, NewBridge on the Charles, Inc. Issue,
Series 2017:
165 5.000%, 10/01/47, 144A 1/23 at 105.00 BB+ 167,419
1,000 5.000%, 10/01/57, 144A 1/23 at 105.00 BB+ 1,009,580
2,000 Massachusetts Development Finance Agency, Revenue Bonds,
Emmanuel College, Series 2016A, 5.000%, 10/01/43
10/26 at 100.00 Baa2   2,003,360
Massachusetts Development Finance Agency, Revenue
Bonds, Northeastern University, Series 2022:
470 5.000%, 10/01/39 10/32 at 100.00 A1 530,390
2,895 5.000%, 10/01/41 10/32 at 100.00 A1 3,232,528
1,115 5.000%, 10/01/44 10/32 at 100.00 A1 1,231,875
2,300 Massachusetts State, General Obligation Bonds, Series 2022E, 5.000%,
11/01/47
11/32 at 100.00 AA   2,503,918
9,945 Total Massachusetts 10,679,070
Michigan - 1.9%
5,000 Detroit, Wayne County, Michigan, General Obligation Bonds, Financial
Recovery Series 2014B-1, 4.000%, 4/01/44
1/23 at 100.00 N/R   3,599,650
5,000 Great Lakes Water Authority, Michigan, Water Supply System Revenue
Bonds, Series 2022B, 5.500%, 7/01/52
7/32 at 100.00 A2   5,417,200

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Michigan (continued)
$ 10,000 Michigan Finance Authority, Hospital Revenue Bonds, Henry Ford Health
System, Refunding Series 2016, 5.000%, 11/15/41
11/26 at 100.00 A   $ 10,213,500
10,645 Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds,
2007 Sold Tobacco Receipts, Series 2020B2-CL2, 0.000%, 6/01/65
12/30 at 18.38 N/R   926,647
30,645 Total Michigan 20,156,997
Minnesota - 0.9%
1,400 Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Athlos
Leadership Academy Project, Series 2015A, 5.750%, 7/01/46
7/25 at 100.00 N/R   1,202,502
50 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Twin
Cities International Schools Project, Series 2017A, 5.000%, 12/01/47,
144A
12/27 at 100.00 N/R   45,619
3,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Yinghua
Academy Project, Series 2013A, 6.125%, 7/01/48
7/23 at 100.00 BB+   3,005,910
2,000 Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview
Health Services, Series 2015A, 5.000%, 11/15/44
11/25 at 100.00 A3   2,030,380
1,135 Moorhead, Minnesota, Educational Facilities Revenue Bonds, The
Concordia College Corporation Project, Series 2016, 5.000%,
12/01/40
12/25 at 100.00 Baa1   1,155,963
30 Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride
Academy Project, Series 2016A, 5.000%, 4/01/46
4/26 at 100.00 N/R   21,829
1,000 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Community School of Excellence,
Series 2016A, 5.750%, 7/01/47, 144A
7/26 at 100.00 N/R   948,490
250 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Hmong College Prep Academy Project,
Refunding Series 2020A, 5.000%, 9/01/55
9/30 at 100.00 BB+   216,658
1,000 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Math & Science Academy Charter
School Project, Series 2021A, 3.000%, 6/01/31, 144A
6/29 at 102.00 N/R   827,490
840 Saint Paul Housing and Redevelopment Authority, Minnesota, Health
Care Revenue Bonds, Fairview Health Services, Series 2017A, 5.000%,
11/15/47
11/27 at 100.00 A3   855,758
10,705 Total Minnesota 10,310,599
Mississippi - 0.2%
1,000 Mississippi Business Finance Corporation, Gulf Opportunity Zone
Revenue Bonds, King Edward Mixed-Use Project, Refunding Series
2019A, 4.250%, 10/15/49, (Mandatory Put 10/15/39), 144A
10/26 at 100.00 N/R   738,440
1,000 Mississippi State, Gaming Tax Revenue Bonds, Series 2015E, 5.000%,
10/15/35
10/25 at 100.00 A-   1,038,680
2,000 Total Mississippi 1,777,120
Missouri - 0.8%
1,075 Blue Springs, Missouri, Special Obligation Tax Increment Bonds, Adams
Farm Project, Special Districts Refunding & Improvement Series
2015A, 5.250%, 6/01/39
6/24 at 100.00 N/R   925,016
Cape Girardeau County Industrial Development
Authority, Missouri, Health Facilities Revenue Bonds,
Southeasthealth, Series 2021:
100 4.000%, 3/01/41 3/31 at 100.00 Ba1 86,778
315 3.000%, 3/01/46 3/31 at 100.00 Ba1 209,872
85 4.000%, 3/01/46 3/31 at 100.00 Ba1 71,505
3,000 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2014F, 4.000%, 11/15/45
11/24 at 100.00 A+   2,767,140

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Missouri (continued)
$ 820 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series
2016D, 3.400%, 11/01/46
11/25 at 100.00 AA+   $ 812,705
1,034 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series
2017C, 3.300%, 12/01/47
2/27 at 100.00 AA+   1,017,571
3,155 Saint Louis Municipal Finance Corporation, Missouri, Leasehold Revenue
Bonds, Convention Center, Expansion & Improvement Projects Series
2020, 5.000%, 10/01/45 - AGM Insured
10/30 at 100.00 A1   3,257,064
9,584 Total Missouri 9,147,651
Nevada - 0.9%
2,000 Clark County School District, Nevada, General Obligation Bonds,
Limited Tax Building Series 2019B, 3.000%, 6/15/36 - AGM Insured
6/29 at 100.00 A1   1,748,400
4,000 Clark County, Nevada, General Obligation Bonds, Las Vegas Convention
& Visitors Authority Convention Center Expansion, Limited Tax Series
2019C, 3.000%, 7/01/38
7/29 at 100.00 AA+   3,501,360
2,000 Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels
LLC Project, Green Series 2020, 6.750%, 2/15/38, 144A
2/31 at 100.00 N/R   1,724,740
Director of Nevada State Department of Business &
Industry, Environmental Improvement Revenue Bonds,
Fulcrum Sierra BioFuels LLC Project, Series 2017:
189 5.875%, 12/15/27, (AMT), 144A No Opt. Call N/R 192,987
165 6.250%, 12/15/37, (AMT), 144A 12/27 at 100.00 N/R 146,776
1,000 Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra Holdings
LLC, Green Series 2019, 5.750%, 2/15/38, (AMT), 144A
8/29 at 100.00 N/R   784,710
225 Director of the State of Nevada Department of Business and Industry,
Charter School Lease Revenue Bonds, Somerset Academy, Series
2018A, 5.000%, 12/15/38, 144A
12/25 at 100.00 BB   218,437
Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 814 Summerlin Village 21& 24A,
Series 2019:
175 4.000%, 6/01/39 6/29 at 100.00 N/R 154,847
715 4.000%, 6/01/49 6/29 at 100.00 N/R 588,195
100 Neveda State Director of the Department of Business and Industry,
Charter School Revenue Bonds, Doral Academy of Nevada, Series
2017A, 5.000%, 7/15/47, 144A
7/25 at 100.00 BB+   91,426
805 North Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 64 Valley Vista, Series 2019, 4.625%, 6/01/49
12/28 at 100.00 N/R   718,752
Sparks, Nevada, Sales Tax Revenue Bonds, Tourism
Improvement District 1 Legends at Sparks Marina,
Refunding Senior Series 2019A:
25 2.500%, 6/15/24, 144A No Opt. Call Ba2 24,256
80 2.750%, 6/15/28, 144A No Opt. Call Ba2 71,507
11,479 Total Nevada 9,966,393
New Hampshire - 0.4%
1,691 National Finance Authority, New Hampshire, Municipal Certificates
Series 2020-1 Class A, 4.125%, 1/20/34
No Opt. Call BBB   1,640,391
1,000 National Finance Authority, New Hampshire, Resource Recovery
Revenue Bonds, Covanta Project, Refunding Series 2018C, 4.875%,
11/01/42, (AMT), 144A
7/23 at 100.00 B   903,780

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Hampshire (continued)
$ 865 National Finance Authority, New Hampshire, Resource Recovery
Revenue Bonds, Covanta Project, Refunding Series 2020A, 3.625%,
7/01/43, (Mandatory Put 7/02/40), 144A
7/25 at 100.00 B   $ 678,463
1,450 National Finance Authority, New Hampshire, Resource Recovery
Revenue Bonds, Covanta Project, Refunding Series 2020B, 3.750%,
7/01/45, (AMT), (Mandatory Put 7/02/40), 144A
7/25 at 100.00 B   1,157,404
50 New Hampshire Health and Education Facilities Authority, Revenue
Bonds, Dartmouth-Hitchcock Obligated Group, Series 2018A, 5.000%,
8/01/34
2/28 at 100.00 A   53,533
5,056 Total New Hampshire 4,433,571
New Jersey - 0.7%
735 Delaware River Port Authority, New Jersey and Pennsylvania, Revenue
Bonds, Series 2018A, 5.000%, 1/01/40
1/29 at 100.00 A+   785,289
445 New Jersey Economic Development Authority, Revenue Bonds, Motor
Vehicle Surcharge, Refunding Subordinate Series 2017A, 3.125%,
7/01/29
7/27 at 100.00 BB+   436,652
2,035 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Saint Joseph's Healthcare System Obligated Group Issue, Refunding
Series 2016, 4.000%, 7/01/48
7/26 at 100.00 BBB-   1,705,106
4,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2014AA, 5.000%, 6/15/38
6/24 at 100.00 BBB+   4,027,640
1,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019BB, 5.000%, 6/15/50
12/28 at 100.00 BBB+   1,009,650
8,215 Total New Jersey 7,964,337
New Mexico - 0.1%
1,000 Winrock Town Center Tax Increment Development District 1,
Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds,
Subordinate Lien Series 2020, 8.000%, 5/01/40, 144A
11/23 at 103.00 N/R 880,910
New York - 11.6%
2,015 Build New York City Resource Corporation, New York, Revenue Bonds,
Children's Aid Society Project, Series 2015., 5.000%, 7/01/40
7/25 at 100.00 A+   2,045,326
325 Build New York City Resource Corporation, New York, Revenue Bonds,
New World Preparatory Charter School Project, Series 2021A, 4.000%,
6/15/31
No Opt. Call N/R   304,743
2,115 Build NYC Resource Corporation, New York, Revenue Bonds, Albert
Einstein College of Medicine, Inc, Series 2015, 5.500%, 9/01/45, 144A
9/25 at 100.00 N/R   2,107,301
3,445 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020A-1, 5.250%, 6/01/40, 144A
12/30 at 100.00 N/R   2,746,354
Build NYC Resource Corporation, New York, Revenue
Bonds, Family Life Academy Charter School, Series
2020C-1:
1,000 5.000%, 6/01/40, 144A 12/30 at 100.00 N/R 837,610
3,490 5.000%, 6/01/55, 144A 12/30 at 100.00 N/R 2,660,741
1,000 Build Resource Corporation, New York, Revenue Bonds, Shefa School,
Series 2021A, 5.000%, 6/15/51, 144A
6/31 at 100.00 N/R   898,100
Dormitory Authority of the State of New York, Revenue
Bonds, State University Dormitory Facilities, Taxable
Series 2021A:
4,750 2.084%, 7/01/29 No Opt. Call A+ 3,938,937
2,485 2.384%, 7/01/31 No Opt. Call A+ 1,993,020

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 525 Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Refunding
Series 2020B, 4.760%, 2/01/27
No Opt. Call N/R   $ 509,292
Hempstead Town Local Development Corporation, New
York, Education Revenue Bonds, The Academy Charter
School Project, Series 2021A:
2,000 4.450%, 2/01/41 2/30 at 100.00 A2 1,573,000
1,000 4.600%, 2/01/51 2/30 at 100.00 A2 739,790
10,420 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2022C, 4.110%, 9/01/28, (Mandatory Put
9/01/25) (SIFMA reference rate + 0.450% spread) (7)
3/25 at 100.00 A   10,211,391
7,500 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2020A-1,
5.000%, 11/15/48
5/30 at 100.00 BBB+   7,235,850
1,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2020C-1,
5.000%, 11/15/50, (UB) (6)
5/30 at 100.00 BBB+   963,550
Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond
Certified Series 2020D-1:
4,810 5.000%, 11/15/44 11/30 at 100.00 BBB+ 4,668,153
5,500 5.000%, 11/15/45 11/30 at 100.00 BBB+ 5,317,785
400 Monroe County Industrial Development Corporation, New York,
Revenue Bonds, Saint Anns Community Project, Series 2019, 5.000%,
1/01/50
1/26 at 103.00 N/R   319,408
New York City Industrial Development Agency, New York,
PILOT Payment in Lieu of Taxes Revenue Bonds, Queens
Baseball Stadium Project, Refunding Series 2021A:
600 3.000%, 1/01/35 - AGM Insured 1/31 at 100.00 BBB 539,124
1,250 3.000%, 1/01/36 - AGM Insured 1/31 at 100.00 BBB 1,092,137
1,190 New York City Industrial Development Agency, New York, PILOT
Payment in Lieu of Taxes Revenue Bonds, Yankee Stadium Project,
Series 2020A, 3.000%, 3/01/49 - AGM Insured
9/30 at 100.00 BBB+   867,153
2,400 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2020
Series GG-1, 5.000%, 6/15/50
6/30 at 100.00 AA+   2,537,208
2,000 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal Series 2016S-1, 5.000%, 7/15/43
1/26 at 100.00 AA   2,075,580
4,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2022 Subseries F-1, 5.000%,
2/01/47
2/32 at 100.00 Aa1   4,287,880
New York City Transitional Finance Authority, New York,
Future Tax Secured Bonds, Subordinate Fiscal 2023
Series A-1:
3,215 5.250%, 8/01/42 8/32 at 100.00 Aa1 3,564,117
5,360 5.000%, 8/01/43 8/32 at 100.00 Aa1 5,819,138
3,470 5.000%, 8/01/44 8/32 at 100.00 Aa1 3,755,893
1,000 New York City Trust for Cultural Resources, New York, Revenue Bonds,
Lincoln Center for the Performing Arts, Series 2020A, 4.000%,
12/01/34
12/30 at 100.00 A3   1,016,920
1,500 New York City, New York, General Obligation Bonds, Fiscal 2017 Series
A-1, 5.000%, 8/01/37
8/26 at 100.00 AA-   1,580,430
1,120 New York City, New York, General Obligation Bonds, Fiscal 2021 Series
E, 1.623%, 8/01/28
No Opt. Call AA-   937,093

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 2,000 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%,
11/15/44, 144A
11/24 at 100.00 N/R   $ 1,821,420
New York Liberty Development Corporation, New York,
Liberty Revenue Bonds, 7 World Trade Center Project,
Refunding Green Series 2022A-CL2:
1,355 3.250%, 9/15/52 3/30 at 100.00 Aa3 1,018,730
545 3.500%, 9/15/52 3/30 at 100.00 A2 420,636
New York Liberty Development Corporation, New York,
Liberty Revenue Bonds, Secured by Port Authority
Consolidated Bonds, Refunding Series 1WTC-2021:
10,000 3.000%, 2/15/42 - AGM Insured 2/30 at 100.00 A1 7,855,700
3,635 2.750%, 2/15/44 - BAM Insured 2/30 at 100.00 AA 2,647,407
5,085 New York State Thruway Authority, State Personal Income Tax Revenue
Bonds, Bidding Group 1 Series 2022A, 5.000%, 3/15/41
9/32 at 100.00 AA+   5,514,937
3,500 New York State Urban Development Corporation, State Personal Income
Tax Revenue Bonds, General Purpose, Series 2022A, 5.000%, 3/15/45
9/32 at 100.00 Aa1   3,741,255
2,500 New York State, General Obligation Bonds, Taxable Refunding Series
2019B, 2.700%, 2/15/31
2/29 at 100.00 AA+   2,132,525
180 New York Transportation Development Corporation, New York, Facility
Revenue Bonds, Thruway Service Areas Project, Series 2021, 4.000%,
10/31/41, (AMT)
10/31 at 100.00 BBB-   158,366
1,000 New York Transportation Development Corporation, New York, Special
Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project,
Series 2016A, 5.250%, 1/01/50, (AMT)
7/24 at 100.00 Baa2   973,140
2,505 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Refunding Series 2016, 5.000%, 8/01/26,
(AMT)
1/23 at 100.00 B-   2,504,900
New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, American Airlines,
Inc. John F Kennedy International Airport Project, Series
2020:
970 5.250%, 8/01/31, (AMT) 8/30 at 100.00 B- 974,840
555 5.375%, 8/01/36, (AMT) 8/30 at 100.00 B- 548,917
500 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Series 2021, 2.250%, 8/01/26, (AMT)
No Opt. Call B   462,145
100 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, Terminal 4 John F Kennedy International
Airport Project, Series 2020A, 4.000%, 12/01/41, (AMT)
12/30 at 100.00 BBB   89,419
870 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, Terminal 4 John F Kennedy International
Airport Project, Series 2020C, 4.000%, 12/01/41
12/30 at 100.00 BBB   798,147
1,320 New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals
C&D Redevelopment Project, Series 2020, 4.000%, 10/01/30, (AMT)
No Opt. Call BB+   1,277,179
1,000 Port Authority of New York and New Jersey, Consolidated Revenue
Bonds, Two Hundred Second Series 2017, 5.000%, 10/15/36, (AMT)
4/27 at 100.00 AA-   1,040,630
2,250 Port Authority of New York and New Jersey, Consolidated Revenue
Bonds, Two Hundred Twenty-Third Series 2021, 4.000%, 7/15/41,
(AMT)
7/31 at 100.00 AA-   2,103,727
615 Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Series 2021B-2, 0.000%, 6/01/66
6/31 at 27.72 N/R   63,757

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 3,965 Syracuse Industrial Development Authority, New York, PILOT Revenue
Bonds, Carousel Center Project, Taxable Series 2007B, 5.693%,
1/01/28 - SYNCORA GTY Insured, 144A
No Opt. Call C   $ 3,796,646
3,515 Triborough Bridge and Tunnel Authority, New York, General Revenue
Bonds, MTA Bridges & Tunnels, Series 2020A, 5.000%, 11/15/49
11/30 at 100.00 AA-   3,714,336
2,065 Triborough Bridge and Tunnel Authority, New York, General Revenue
Bonds, MTA Bridges & Tunnels, Series 2021A, 5.000%, 11/15/56
5/31 at 100.00 AA-   2,175,292
2,000 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006,
5.000%, 6/01/48
6/27 at 100.00 N/R   1,766,820
160 Yonkers Economic Development Corporation, New York, Educational
Revenue Bonds, Lamartine/Warburton LLC-Charter School of
Educational Excellence Project, Series 2019A, 5.000%, 10/15/39
10/29 at 100.00 N/R   147,338
133,075 Total New York 124,891,233
North Carolina - 0.6%
2,500 North Carolina Capital Facilities Finance Agency, Revenue Bonds, Duke
University Project, Refunding Series 2016B, 5.000%, 7/01/42
10/26 at 100.00 AA+   2,654,225
415 North Carolina Medical Care Commission, Retirement Facilities First
Mortgage Revenue Bonds, The Forest at Duke, Inc., Series 2021,
4.000%, 9/01/41
9/28 at 103.00 BBB-   351,102
North Carolina Turnpike Authority, Triangle Expressway
System Revenue Bonds, Refunding Series 2018:
1,000 5.000%, 1/01/32 - AGM Insured 1/29 at 100.00 BBB 1,091,230
1,000 5.000%, 1/01/33 - AGM Insured 1/29 at 100.00 BBB 1,086,220
1,305 5.000%, 1/01/34 - AGM Insured 1/29 at 100.00 BBB 1,411,384
6,220 Total North Carolina 6,594,161
Ohio - 2.7%
5,255 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Capital Appreciation Series 2020B-3 Class 2, 0.000%, 6/01/57
6/30 at 22.36 N/R   603,432
8,650 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 N/R   7,519,272
2,000 Butler County, Ohio,  Hospital Facilities Revenue Bonds, UC Health,
Series 2016, 5.000%, 11/15/45
11/26 at 100.00 A3   1,983,900
Cleveland, Ohio, General Obligation Bonds, Various
Purpose Refunding Series 2021A:
515 3.000%, 12/01/33 6/30 at 100.00 Aa3 503,423
645 3.000%, 12/01/34 6/30 at 100.00 Aa3 615,536
100 3.000%, 12/01/35 6/30 at 100.00 Aa3 93,112
1,000 Columbus-Franklin County Finance Authority, Ohio, Tax Increment
Financing Revenue Bonds, Bridge Park D Block Project, Series 2019A-
1, 5.000%, 12/01/51
6/29 at 100.00 N/R   955,780
300 Ohio Air Quality Development Authority, Ohio, Air Quality Development
Revenue Bonds, FirstEnergy Generation Corporation Project, Series
2009A, 5.700%, 8/01/23
No Opt. Call N/R   375
3,500 Ohio Air Quality Development Authority, Ohio, Exempt Facilities
Revenue Bonds, AMG Vanadium Project, Series 2019, 5.000%,
7/01/49, (AMT), 144A
7/29 at 100.00 B-   3,119,025
1,000 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Generation Corporation Project,
Refunding Series 2009D, 3.375%, 8/01/29, (Mandatory Put 9/15/21)
No Opt. Call BBB-   879,530

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
$ 1,000 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding
Series 2008B, 3.625%, 10/01/33 (4)
No Opt. Call N/R   $ 1,250
3,000 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding
Series 2008C, 3.950%, 11/01/32 (4)
No Opt. Call N/R   3,750
1,000 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series 2007B,
2.500%, 11/01/42, (AMT), (Mandatory Put 10/01/29)
No Opt. Call Baa2   886,820
750 Ohio Higher Educational Facility Commission, Senior Hospital Parking
Revenue Bonds, University Circle Incorporated 2020 Project, Series
2020, 5.000%, 1/15/50
1/30 at 100.00 A3   739,050
1,000 Ohio State, Hospital Revenue Bonds, University Hospitals Health System,
Inc., Fixed Interest Rate Series 2020A, 3.000%, 1/15/45
1/30 at 100.00 A   743,610
3,085 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Generating Corporation Project, Refunding Series 2006A,
3.000%, 5/15/49 (4)
No Opt. Call N/R   3,856
2,765 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2008B, 3.625%, 10/01/33
No Opt. Call N/R   3,456
9,000 Ohio Water Development Authority, Pollution Control Revenue
Refunding Bonds, FirstEnergy Nuclear Generating Corporation
Project, Series 2009A, 4.750%, 6/01/33, (Mandatory Put 6/01/22)
No Opt. Call BBB-   8,491,140
1,000 Southern Ohio Port Authority, Ohio, Facility Revenue Bonds, Purecycle
Project, Series 2020A, 7.000%, 12/01/42, (AMT), 144A
12/27 at 103.00 N/R   689,100
1,000 Southern Ohio Port Authority, Ohio, Facility Revenue Bonds, Purecycle
Project, Series 2020B, 10.000%, 12/01/27, (AMT), 144A
12/26 at 105.00 N/R   884,630
46,565 Total Ohio 28,720,047
Oklahoma - 0.2%
2,000 Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Series 2018B, 5.500%, 8/15/57
8/28 at 100.00 BB- 1,807,660
Oregon - 0.0%
415 Oregon Facilities Authority, Revenue Bonds, Samaritan Health Services
Project, Refunding Series 2020A, 5.000%, 10/01/40
10/30 at 100.00 BBB+ 422,819
Pennsylvania - 4.4%
955 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, 615 Waterfront Project, Senior
Series 2021, 6.000%, 5/01/42, 144A
5/31 at 100.00 N/R   954,971
180 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018,
5.000%, 5/01/33, 144A
5/28 at 100.00 Ba3   178,232
175 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Project, Subordinate
Lien, Series 2018, 5.125%, 5/01/32, 144A
5/28 at 100.00 N/R   172,310
1,000 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Refunding Project,
Series 2017, 5.000%, 5/01/42, 144A
5/27 at 100.00 Ba3   946,390
2,000 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Refunding Bonds, FirstEnergy Generation Project,
Series 2008B, 3.750%, 10/01/47
4/31 at 100.00 BBB-   1,491,820

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
$ 1,500 Dauphin County General Authority, Pennsylvania, Revenue Bonds,
Harrisburg University of Science & Technology Project, Series 2020,
6.250%, 10/15/53, 144A
10/28 at 100.00 BB   $ 1,502,700
385 Lehigh County Industrial Development Authority, Pennsylvania, Charter
School Revenue Bonds, Seven Generations Charter School, Series
2021A, 4.000%, 5/01/51
5/30 at 100.00 BB   271,406
690 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-1, 10.000%, 12/01/40, 144A
6/30 at 100.00 N/R   617,233
690 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-2, 10.000%, 12/01/40, (AMT), 144A
6/30 at 100.00 N/R   617,233
1,435 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2021A, 10.000%, 12/01/31
No Opt. Call N/R   1,159,896
1,000 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Refunding Bonds, PPL Energy Supply, LLC Project,
Series 2009A, 6.400%, 12/01/38 (4)
9/25 at 100.00 N/R   500,000
2,965 Pennsylvania Economic Development Financing Authority, Parking
System Revenue Bonds, Capitol Region Parking System, Junior
Guaranteed Series 2013B, 0.000%, 1/01/45 - BAM Insured
No Opt. Call A3   934,568
Pennsylvania Economic Development Financing
Authority, Private Activity Revenue Bonds, Pennsylvania
Rapid Bridge Replacement Project, Series 2015:
2,500 5.000%, 12/31/34, (AMT) 6/26 at 100.00 BBB 2,530,425
3,000 5.000%, 12/31/38, (AMT) 6/26 at 100.00 BBB 3,003,870
2,375 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
Drexel University, Refunding Series 2017, 5.000%, 5/01/33
11/27 at 100.00 A-   2,516,075
Pennsylvania Turnpike Commission, Turnpike Revenue
Bonds, Series 2022B:
40 5.250%, 12/01/41 12/32 at 100.00 A1 43,947
525 5.250%, 12/01/42 12/32 at 100.00 A1 575,489
1,370 5.250%, 12/01/44 12/32 at 100.00 A1 1,492,820
2,060 5.250%, 12/01/47 12/32 at 100.00 A1 2,229,559
5,000 5.250%, 12/01/52 12/32 at 100.00 A1 5,377,950
850 Philadelphia Authority for Industrial Development, Pennsylvania, Charter
School Revenue Bonds, Philadelphia Electrical & Technology Charter
School, Series 2021A, 4.000%, 6/01/56
6/31 at 100.00 BB   592,986
500 Philadelphia Authority for Industrial Development, Pennsylvania, Charter
School Revenue Bonds, Philadelphia Performing Arts: A String Theory
Charter School, Series 2020, 5.000%, 6/15/50, 144A
6/28 at 100.00 BB+   450,735
1,500 Philadelphia Authority for Industrial Development, Pennsylvania, City
Service  Agreement Revenue Bonds, Series 2018, 5.000%, 5/01/38
5/28 at 100.00 A   1,590,480
550 Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, Mariana Bracetti Academy Project, Series 2020A,
5.375%, 6/15/50, 144A
12/27 at 100.00 N/R   469,678
Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, Mariana Bracetti Academy
Project, Taxable Series 2020B:
465 4.875%, 12/15/35, 144A 12/27 at 100.00 N/R 414,110
500 5.125%, 12/15/44, 144A 12/27 at 100.00 N/R 423,800
1,560 Philadelphia Hospitals and Higher Education Facilities Authority,
Pennsylvania, Hospital Revenue Bonds, Temple University Health
System Obligated Group, Series of 2017, 5.000%, 7/01/32
7/27 at 100.00 Baa3   1,616,534

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
Philadelphia School District, Pennsylvania, General
Obligation Bonds, Series 2021A:
$ 3,335 4.000%, 9/01/39 - BAM Insured 9/31 at 100.00 A1 $ 3,260,596
2,335 4.000%, 9/01/40 - BAM Insured 9/31 at 100.00 A1 2,262,242
3,335 4.000%, 9/01/41 - BAM Insured 9/31 at 100.00 A1 3,200,166
2,235 4.000%, 9/01/46 - BAM Insured 9/31 at 100.00 A1 2,063,039
State Public School Building Authority, Pennsylvania,
College Revenue Bonds, Allegheny County Community
College, Series 2020:
1,215 4.000%, 3/01/35 - BAM Insured 3/30 at 100.00 A3 1,249,409
1,320 4.000%, 3/01/37 - BAM Insured 3/30 at 100.00 A3 1,341,569
1,425 4.000%, 3/01/39 - BAM Insured 3/30 at 100.00 A3 1,440,945
50,970 Total Pennsylvania 47,493,183
Puerto Rico - 4.0%
2,941 HTA Claas 6, Puerto Rico Highway and Transportation Authority Highway
Revenue Bonds, Series 2022, 5.250%, 7/01/38
1/23 at 100.00 N/R   2,905,791
505 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior
Lien Series 2008A, 6.125%, 7/01/24
No Opt. Call CCC   510,858
3,570 Puerto Rico Electric Power Authority, Power Revenue Bonds, Federally
Taxable Build America Bonds, Series 2010YY, 4.050%, 7/01/40 (4)
1/23 at 100.00 D   2,606,100
175 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2007TT, 3.957%, 7/01/27 (4)
1/23 at 100.00 D   128,188
500 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2010AAA, 3.978%, 7/01/24 (4)
1/23 at 100.00 D   367,500
1,000 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2010CCC, 3.990%, 7/01/28 (4)
1/23 at 100.00 D   727,500
2,650 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2010XX, 3.978%, 7/01/40 (4)
1/23 at 100.00 D   1,947,750
1,375 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2010ZZ, 3.895%, 7/01/20 (4)
No Opt. Call D   974,531
100 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2013A, 4.123%, 7/01/43 (4)
7/23 at 100.00 D   75,250
2,265 Puerto Rico Electric Power Authority, Power Revenue Bonds, Taxable
Build America Bond Series 2010EE, 4.044%, 7/01/32 (4)
1/23 at 100.00 D   1,653,450
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
20,000 0.000%, 7/01/51 7/28 at 30.01 N/R 3,625,200
6,000 5.000%, 7/01/58 7/28 at 100.00 N/R 5,462,580
Puerto Rico, General Obligation Bonds, Restructured
Series 2022A-1:
718 5.250%, 7/01/23 No Opt. Call N/R 718,526
430 0.000%, 7/01/24 No Opt. Call N/R 398,864
1,433 5.375%, 7/01/25 No Opt. Call N/R 1,444,655
1,420 5.625%, 7/01/27 No Opt. Call N/R 1,448,382
1,397 5.625%, 7/01/29 No Opt. Call N/R 1,431,590
1,357 5.750%, 7/01/31 No Opt. Call N/R 1,405,648
1,656 0.000%, 7/01/33 7/31 at 89.94 N/R 897,722
1,287 4.000%, 7/01/33 7/31 at 103.00 N/R 1,118,286
1,156 4.000%, 7/01/35 7/31 at 103.00 N/R 975,990
6,993 4.000%, 7/01/37 7/31 at 103.00 N/R 5,738,212
1,349 4.000%, 7/01/41 7/31 at 103.00 N/R 1,060,461
1,403 4.000%, 7/01/46 7/31 at 103.00 N/R 1,056,441

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Puerto Rico (continued)
$ 9,547 Puerto Rico, General Obligation Bonds, Vintage CW NT Claims Taxable
Series 2022, 0.000%, 11/01/43
No Opt. Call N/R   $ 4,188,571
71,227 Total Puerto Rico 42,868,046
South Carolina - 0.9%
450 Hardeeville, South Carolina, Special Assessment Revenue Bonds, East
Argent Improvement District, Series 2021, 3.875%, 5/01/41, 144A
5/29 at 100.00 N/R   320,467
250 Lancaster County, South Carolina, Assessment Revenue Bonds, Walnut
Creek Improvement District, Series 2016A-1, 5.000%, 12/01/31
12/23 at 100.00 N/R   249,297
2,500 South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Custodial Receipts CR-086, 5.000%,
8/15/36, (Pre-refunded 8/15/26), 144A
8/26 at 100.00 N/R  (8) 2,684,700
1,000 South Carolina Jobs-Economic Development Authority, Educational
Facilities Revenue Bonds, Horse Creek Academy Project, Series
2021A, 5.000%, 11/15/55, 144A
11/26 at 100.00 N/R   848,350
1,000 South Carolina Jobs-Economic Development Authority, Educational
Facilities Revenue Bonds, Lowcountry Leadership Charter School
Project, Series 2019A, 5.000%, 12/01/49, 144A
12/29 at 100.00 Baa3   942,630
2,500 South Carolina Jobs-Economic Development Authority, Hospital
Revenue Bonds, McLeod Health Projects, Refunding & Improvement
Series 2018, 5.000%, 11/01/43
5/28 at 100.00 AA-   2,580,175
250 South Carolina Jobs-Economic Development Authority, Retirement
Community Revenue Notes, Kiawah Life Plan Village, Inc. Project,
Series 2021A, 8.750%, 7/01/25
1/23 at 100.00 N/R   260,203
1,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2016B, 5.000%, 12/01/56
12/26 at 100.00 A-   969,120
1,000 South Carolina State Ports Authority, Revenue Bonds, Series 2018,
5.000%, 7/01/29, (AMT)
7/28 at 100.00 A+   1,071,260
9,950 Total South Carolina 9,926,202
South Dakota - 0.2%
1,150 Lincoln County, South Dakota, Economic Development Revenue Bonds,
The Augustana College Association Project, Series 2021A, 4.000%,
8/01/51
8/31 at 100.00 BBB-   904,590
1,800 South Dakota Health and Educational Facilities Authority, Revenue
Bonds, Monument Health, Inc., Series 2020A, 4.000%, 9/01/50
9/30 at 100.00 A1   1,647,792
2,950 Total South Dakota 2,552,382
Tennessee - 0.3%
2,000 Bristol Industrial Development Board, Tennessee, State Sales Tax
Revenue Bonds, Pinnacle Project, Capital Appreciation Series 2016B,
0.000%, 12/01/31, 144A
No Opt. Call N/R   1,215,300
1,000 Knox County Health, Educational and Housing Facility Board, Tennessee,
Hospital Revenue Bonds, East Tennessee Children's Hospital, Series
2019, 5.000%, 11/15/37
2/29 at 100.00 A   1,034,980
1,000 Memphis/Shelby County Economic Development Growth Engine
Industrial Development Board, Tennessee, Tax Increment Revenue
Bonds, Graceland Project, Senior Series 2017A, 5.625%, 1/01/46
7/27 at 100.00 N/R   632,740
4,000 Total Tennessee 2,883,020
Texas - 6.8%
1,000 Abilene Convention Center Hotel Development Corporation, Texas,
Hotel Revenue Bonds, Second-Lien Series 2021B, 5.000%, 10/01/50,
144A
10/31 at 100.00 N/R   786,840

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 1,000 Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Brooks Academies, Series 2021A, 5.000%, 6/15/51
6/26 at 100.00 N/R   $ 810,990
755 Bexar County, Texas, Venue Project Revenue Bonds, Taxable Refunding
Combined Venue Tax Series 2021, 3.031%, 8/15/41 - AGM Insured
8/31 at 100.00 A-   550,176
Board of Regents of the University of Texas System,
Revenue Financing System Bonds, Series 2022A:
1,580 4.000%, 8/15/37 8/32 at 100.00 AAA 1,602,467
1,650 4.000%, 8/15/38 8/32 at 100.00 AAA 1,652,673
2,195 4.000%, 8/15/39 8/32 at 100.00 AAA 2,182,774
1,000 Central Texas Regional Mobility Authority, Revenue Bonds, Refunding
Senior Lien Series 2021D, 4.000%, 1/01/44
7/31 at 100.00 A-   920,100
245 City of Midlothian, Texas, Westside Preserve Public Improvement District
Improvement Area #1 Project, Special Assessment Revenue Bonds,
Series 2022, 4.375%, 9/15/27, 144A
No Opt. Call N/R   238,093
5,405 Community Independent School District, Collin & Hunt Counties, Texas,
School Building Series 2022A, 5.000%, 2/15/52
2/31 at 100.00 AAA   5,782,215
50 Fate, Rockwall County, Texas, Special Assessment Revenue Bonds,
Williamsburg Public Improvement District 1 Phase 2B, 2C & 3A1,
Series 2019, 4.250%, 8/15/49, 144A
8/27 at 100.00 N/R   42,276
100 Hays County, Texas, Special Assessment Revenue Bonds, La Cima Public
Improvement District Major Public Improvement Project, Series 2015,
7.000%, 9/15/45
9/25 at 100.00 N/R   100,764
Houston Community College System, Texas, General
Obligation Bonds, Taxable Refunding Limited Tax Series
2021B:
750 2.209%, 2/15/38 2/31 at 100.00 AA+ 496,448
750 2.259%, 2/15/39 2/31 at 100.00 AA+ 487,417
2,000 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines Inc. Terminal Improvement Project, Refunding Series 2015B-1,
5.000%, 7/15/35, (AMT)
7/25 at 100.00 B   1,928,420
4,285 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Airport Improvements Project, Refunding Series 2020C,
5.000%, 7/15/27, (AMT)
No Opt. Call B-   4,354,288
1,525 Houston, Texas, Airport System Special Facilities Revenue Bonds,
United Airlines, Inc. Technical Operations Center Project, Series 2018,
5.000%, 7/15/28, (AMT)
No Opt. Call B   1,548,546
2,700 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Terminal E Project, Refunding Series 2020A, 5.000%,
7/01/27, (AMT)
No Opt. Call B-   2,742,255
Houston, Texas, Combined Utility System Revenue Bonds,
Refunding First Lien Series 2017B:
3,250 5.000%, 11/15/34 11/27 at 100.00 Aa2 3,503,338
4,500 5.000%, 11/15/35 11/27 at 100.00 Aa2 4,827,465
1,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds,
Convention and Entertainment Facilities Department, Refunding
Series 2014, 5.000%, 9/01/32
9/24 at 100.00 A   1,016,990
225 Kyle, Texas, Special Assessment Revenue Bonds, Southwest Kyle Public
Improvement District 1 Improvement Area 1 Project, Series 2019,
4.875%, 9/01/44, 144A
9/29 at 100.00 N/R   207,522
Love Field Airport Modernization Corporation, Texas,
General Airport Revenue Bonds, Refunding Series 2021:
5,615 4.000%, 11/01/38 - AGM Insured, (AMT) 11/31 at 100.00 A 5,281,694
1,000 4.000%, 11/01/39 - AGM Insured, (AMT) 11/31 at 100.00 A 938,450

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 375 Lower Colorado River Authority, Texas, Transmission Contract Revenue
Bonds, LCRA Transmission Services Corporation Project, Refunding
Series 2021, 5.000%, 5/15/41
5/30 at 100.00 A   $ 392,081
500 Marble Falls, Burnet County, Texas, Special Assessment Revenue Bonds,
Thunder Rock Public Improvement District Improvement Area 1
Project, Series 2021, 4.125%, 9/01/41, 144A
9/31 at 100.00 N/R   422,720
5,000 Melissa Independent School District, Collin County, Texas, General
Obligation Bonds, Series 2022, 5.000%, 2/01/52
8/32 at 100.00 AAA   5,400,850
Mesquite, Texas, Special Assessment Bonds, Iron Horse
Public Improvement District Project, Series 2019:
500 5.750%, 9/15/39, 144A 9/29 at 100.00 N/R 492,050
500 6.000%, 9/15/49, 144A 9/29 at 100.00 N/R 498,625
1,000 Mission Economic Development Corporation, Texas, Revenue Bonds,
Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31,
(AMT), 144A
1/23 at 104.00 BB-   964,020
270 Mission Economic Development Corporation, Texas, Water Supply
Revenue Bonds, Enviro Water Minerals Project, Green Bonds, Series
2015, 7.750%, 1/01/45, (AMT), 144A (4)
1/26 at 102.00 N/R   5,404
35 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckingham Senior Living
Community, Inc. Project, Series 2021A-1, 7.500%, 11/15/37
No Opt. Call N/R   28,431
230 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckingham Senior Living
Community, Inc. Project, Series 2021A-2, 7.500%, 11/15/36
No Opt. Call N/R   196,434
1,019 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckingham Senior Living
Community, Inc. Project, Series 2021B, 5.625%, 11/15/61
11/26 at 105.00 N/R   468,035
25 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Legacy Midtown Park Project,
Series 2018A, 5.500%, 7/01/54
7/24 at 103.00 N/R   19,505
New Hope Cultural Education Facilities Finance
Corporation, Texas, Senior Living Revenue Bonds,
Sanctuary LTC LLC Project, Series 2021A-1:
7,735 5.250%, 1/01/42 1/28 at 103.00 N/R 5,923,231
7,360 5.500%, 1/01/57 1/28 at 103.00 N/R 5,324,077
145 New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, NCCD - College Station Properties
LLC - Texas A&M University Project,  Series 2015A, 5.000%, 7/01/47
(4)
7/25 at 100.00 Caa2   123,250
3,500 Port Beaumont Industrial Development Authority, Texas, Facility Revenue
Bonds, Jefferson Gulf Coast Energy Project, Series 2021B, 4.100%,
1/01/28, 144A
7/23 at 102.05 N/R   2,850,015
100 Princeton, Texas, Special Assessment Revenue Bonds, Whitewing Trails
Public Improvement District 2 Phase 1 Project, Series 2019, 4.750%,
9/01/49, 144A
9/29 at 100.00 N/R   89,728
100 Princeton, Texas, Special Assessment Revenue Bonds, Whitewing Trails
Public Improvement District 2 Phase 2-6 Major Improvement Project,
Series 2019, 5.500%, 9/01/39, 144A
9/29 at 100.00 N/R   100,102
6,675 Rockwall Independent School District, Rockwall, Kaufman, and Collin
Counties, Texas, General Obligation Bonds, School Building Series
2022A, 5.000%, 2/15/47
2/31 at 100.00 AAA   7,227,490

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Hendrick
Medical Center, Taxable Series 2021:
$ 450 3.292%, 9/01/40 - AGM Insured 9/30 at 100.00 A1 $ 339,912
350 3.422%, 9/01/50 - AGM Insured 9/30 at 100.00 A1 237,794
78,449 Total Texas 73,105,955
Utah - 0.3%
247 Box Elder County, Utah, Solid Waste Disposal Revenue Bonds,
Promontory Point Res, LLC, Senior Series 2017A, 8.000%, 12/01/39,
(AMT), 144A
12/27 at 100.00 N/R   246,983
1,000 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2018A, 5.250%, 7/01/48, (AMT)
7/28 at 100.00 A   1,023,800
985 Utah Charter School Finance Authority, Charter School Revenue Bonds,
Paradigm High School Project, Series 2020A, 5.125%, 7/15/51, 144A
1/25 at 102.00 N/R   747,920
Utah Infrastructure Agency, Telecommunications Revenue
Bonds, Series 2021:
375 4.000%, 10/15/41 4/31 at 100.00 BBB- 318,559
500 3.000%, 10/15/45 4/31 at 100.00 BBB- 330,435
Vineyard Redevelopment Agency, Utah, Tax Increment
Revenue Bonds, Refunding Series 2021:
190 4.000%, 5/01/36 - AGM Insured 5/31 at 100.00 AA 196,137
280 4.000%, 5/01/38 - AGM Insured 5/31 at 100.00 AA 282,766
3,577 Total Utah 3,146,600
Virgin Islands - 0.3%
Matching Fund Special Purpose Securitization
Corporation, Virgin Islands, Revenue Bonds, Series
2022A:
1,295 5.000%, 10/01/30 No Opt. Call N/R 1,346,528
1,470 5.000%, 10/01/39 10/32 at 100.00 N/R 1,474,381
1,000 West Indian Company Limited, Virgin Islands, Port Facilities Revenue
Bonds, WICO Financing, Series 2022A, 6.125%, 10/01/42, 144A
10/29 at 104.00 N/R   952,840
3,765 Total Virgin Islands 3,773,749
Virginia - 1.0%
250 Cherry Hill Community Development Authority, Virginia, Special
Assesment Bonds, Potomac Shores Project, Series 2015, 5.400%,
3/01/45, 144A
3/25 at 100.00 N/R   244,608
Peninsula Town Center Community Development
Authority, Virginia, Special Obligation Bonds, Refunding
Series 2018:
1,100 5.000%, 9/01/37, 144A 9/27 at 100.00 N/R 1,022,131
975 4.500%, 9/01/45, 144A 9/27 at 100.00 N/R 809,981
1,000 5.000%, 9/01/45, 144A 9/27 at 100.00 N/R 897,660
Virginia Commonwealth Transportation Board, Interstate
81 Corridor Program Revenue Bonds, Senior Lien Series
2021:
800 4.000%, 5/15/35 5/31 at 100.00 AA- 836,488
640 4.000%, 5/15/37 5/31 at 100.00 AA- 655,002
2,115 4.000%, 5/15/40 5/31 at 100.00 AA- 2,133,548
245 4.000%, 5/15/41 5/31 at 100.00 AA- 246,000
100 Virginia Small Business Finance Authority, Tourism Development
Financing Program Revenue Bonds, Downtown Norfolk and Virginia
Beach Oceanfront Hotel Projects, Series 2018A, 8.375%, 4/01/41,
144A
4/28 at 112.76 N/R   100,943

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Virginia (continued)
$ 2,500 Virginia Small Business Financing Authority, Revenue Bonds, 95 Express
Lanes LLC Project, Refunding Senior Lien Series 2022, 5.000%,
12/31/57, (AMT)
12/32 at 100.00 Baa1   $ 2,485,950
1,470 Virginia Small Business Financing Authority, Tourism Development
Financing Program Revenue Bonds, Virginia Beach Oceanfront South
Hotel Project, Taxable Senior Series 2020B-1, 12.000%, 10/01/50,
144A
10/30 at 127.60 N/R   1,667,906
11,195 Total Virginia 11,100,217
Washington - 1.5%
1,615 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series
2018A, 5.000%, 5/01/30, (AMT)
5/27 at 100.00 A1   1,708,815
1,070 Snohomish County Public Utility District 1, Washington, Generation
System Revenue Bonds, Series 2015, 5.000%, 12/01/45
12/25 at 100.00 AA-   1,111,388
530 Washington Economic Development Finance Authority, Environmental
Facilities Revenue Bonds, Columbia Pulp I, LLC Project,  Series 2017A,
7.500%, 1/01/32, (AMT), 144A (4),(5)
1/28 at 100.00 N/R   212,583
245 Washington Economic Development Finance Authority, Environmental
Facilities Revenue Bonds, Columbia Pulp I, LLC Project,  Series 2019A,
7.500%, 1/01/32, (AMT), 144A (4),(5)
1/28 at 100.00 N/R   98,270
150 Washington Economic Development Finance Authority, Environmental
Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Senior Series
2021A, 12.000%, 1/01/33, (AMT), 144A (4)
No Opt. Call N/R   115,726
100 Washington Economic Development Finance Authority, Environmental
Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Taxable Senior
Series 2021B, 14.250%, 1/01/27, 144A (4)
No Opt. Call N/R   74,640
2,145 Washington Health Care Facilities Authority, Revenue Bonds, Providence
Health & Services, Series 2014D, 5.000%, 10/01/41
10/24 at 100.00 A+   2,156,133
3,000 Washington Health Care Facilities Authority, Revenue Bonds, Providence
Saint Joseph Health, Refunding Series 2021B, 4.000%, 10/01/42,
(Mandatory Put 10/01/30)
No Opt. Call A+   3,080,730
200 Washington State Housing Finance Commission, Non-Profit Housing
Revenue Bonds, Herons Key Senior Living, Series 2015A, 7.000%,
7/01/45, (Pre-refunded 7/01/25), 144A
7/25 at 100.00 N/R  (8) 216,928
1,000 Washington State Housing Finance Commission, Nonprofit Revenue
Bonds, Spokane International Academy Project, Series 2021A, 5.000%,
7/01/50, 144A
7/31 at 100.00 Ba2   899,800
1,855 Washington State, General Obligation Bonds, Motor Vehicle Fuel Tax,
Series 2017B, 5.000%, 8/01/40
8/26 at 100.00 AA+   1,946,173
4,500 Washington State, General Obligation Bonds, Various Purpose Series
2022A-2, 5.000%, 8/01/40
8/31 at 100.00 AA+   4,959,135
16,410 Total Washington 16,580,321
West Virginia - 0.3%
100 Monongalia County Commission, West Virginia, Special District Excise
Tax Revenue Bonds, University Town Centre Economic Opportunity
Development District, Refunding & Improvement Series 2017A,
5.500%, 6/01/37, 144A
6/27 at 100.00 N/R   100,771
975 West Virginia Economic Development Authority, Dock and Wharf
Facilities Revenue Bonds, Empire Trimodal Terminal, LLC Project,
Series 2020, 7.625%, 12/01/40, 144A
12/27 at 103.00 N/R   778,879
1,000 West Virginia Economic Development Authority, Solid Waste Disposal
Facilities Revenue Bonds, Arch Resources Project, Series 2021,
4.125%, 7/01/45, (AMT), (Mandatory Put 7/01/25)
1/25 at 100.00 B2   976,760

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
West Virginia (continued)
$ 1,000 West Virginia Hospital Finance Authority, Hospital Revenue Bonds,
Charleston Area Medical Center, Refunding & Improvement Series
2019A, 5.000%, 9/01/30
9/29 at 100.00 Baa1   $ 1,067,070
3,075 Total West Virginia 2,923,480
Wisconsin - 2.5%
2,500 Gillett, Wisconsin, Solid Waste Disposal Revenue Bonds, WI RNG Hub
North LLC Renewable Natural Gas Production Plant Project, Series
2021A, 5.500%, 12/01/32, 144A
12/26 at 100.00 N/R   2,044,925
105 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Corvian Community School Bonds, North Carolina, Series 2019A,
5.000%, 6/15/49, 144A
6/26 at 100.00 N/R   90,171
105 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Corvian Community School, North Carolina, Series 2017A, 4.250%,
6/15/29, 144A
6/24 at 100.00 N/R   98,932
420 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Eno River Academy Project, Series 2020A, 4.000%, 6/15/30, 144A
No Opt. Call Ba1   390,915
150 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Founders Academy of Las Vegas, Series 2020A, 5.000%, 7/01/40,
144A
7/28 at 100.00 BB-   135,696
Public Finance Authority of Wisconsin, Charter School
Revenue Bonds, Freedom Classical Academy Inc., Series
2020A:
100 5.000%, 1/01/42, 144A 1/28 at 100.00 N/R 88,859
230 5.000%, 1/01/56, 144A 1/28 at 100.00 N/R 190,311
250 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Research Triangle High School Project, North Carolina, Series 2015A,
5.625%, 7/01/45, 144A
7/25 at 100.00 N/R   251,062
100 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Uwharrie Charter Academy, North Carolina, Series 2017A, 5.500%,
6/15/37, 144A
6/27 at 100.00 N/R   99,700
Public Finance Authority of Wisconsin, Conference
Center and Hotel Revenue Bonds, Lombard Public
Facilities Corporation, First Tier Series 2018A-1:
3 0.000%, 1/01/47, 144A (4) No Opt. Call N/R 63
3 0.000%, 1/01/48, 144A (4) No Opt. Call N/R 53
3 0.000%, 1/01/49, 144A (4) No Opt. Call N/R 49
2 0.000%, 1/01/50, 144A (4) No Opt. Call N/R 45
2 0.000%, 1/01/51, 144A (4) No Opt. Call N/R 42
3 0.000%, 1/01/52, 144A (4) No Opt. Call N/R 51
3 0.000%, 1/01/53, 144A (4) No Opt. Call N/R 48
3 0.000%, 1/01/54, 144A (4) No Opt. Call N/R 44
3 0.000%, 1/01/55, 144A (4) No Opt. Call N/R 41
3 0.000%, 1/01/56, 144A (4) No Opt. Call N/R 38
160 5.500%, 7/01/56, 144A (4) 3/28 at 100.00 N/R 90,070
3 0.000%, 1/01/57, 144A (4) No Opt. Call N/R 40
3 0.000%, 1/01/58, 144A (4) No Opt. Call N/R 37
3 0.000%, 1/01/59, 144A (4) No Opt. Call N/R 34
3 0.000%, 1/01/60, 144A (4) No Opt. Call N/R 32
3 0.000%, 1/01/61, 144A (4) No Opt. Call N/R 30
3 0.000%, 1/01/62, 144A (4) No Opt. Call N/R 27
3 0.000%, 1/01/63, 144A (4) No Opt. Call N/R 25
3 0.000%, 1/01/64, 144A (4) No Opt. Call N/R 24
3 0.000%, 1/01/65, 144A (4) No Opt. Call N/R 22
3 0.000%, 1/01/66, 144A (4) No Opt. Call N/R 22
35 0.000%, 1/01/67, 144A (4) No Opt. Call N/R 242

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
$ 200 Public Finance Authority of Wisconsin, Education Revenue Bonds,
Shining Rock Classical Academy, Series 2022A, 6.125%, 6/15/57
6/29 at 101.00 N/R   $ 183,600
750 Public Finance Authority of Wisconsin, Education Revenue Bonds, The
Capitol Encore Academy, Series 2019A, 5.250%, 6/01/39, 144A
6/27 at 102.00 N/R   678,660
1,000 Public Finance Authority of Wisconsin, Education Revenue Bonds, The
Capitol Encore Academy, Series 2021A, 5.000%, 6/01/56, 144A
6/28 at 100.00 N/R   800,950
1,000 Public Finance Authority of Wisconsin, Educational Facility Revenue
Bonds, LEAD Academy Project, Series 2021, 5.000%, 8/01/56, 144A
8/28 at 100.00 N/R   775,050
1,000 Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds,
National Gypsum Company Project, Refunding Series 2016, 4.000%,
8/01/35, (AMT)
8/26 at 100.00 N/R   848,020
Public Finance Authority of Wisconsin, Health Care
Facilities Revenue Bonds, Appalachian Regional
Healthcare System Obligated Group, Series 2021A:
185 5.000%, 7/01/38 1/31 at 100.00 BBB 191,414
375 5.000%, 7/01/41 1/31 at 100.00 BBB 384,386
2,000 Public Finance Authority of Wisconsin, Hotel Revenue Bonds, Grand
Hyatt San Antonio Hotel Acquisition Project, Senior Lien Series 2022A,
5.000%, 2/01/62
2/32 at 100.00 BBB-   1,814,980
Public Finance Authority of Wisconsin, Hotel Revenue
Bonds, Grand Hyatt San Antonio Hotel Acquisition
Project, Subordinate Lien Series 2022B:
1,665 5.625%, 2/01/46, 144A 2/32 at 100.00 N/R 1,552,130
2,000 6.000%, 2/01/62, 144A 2/32 at 100.00 N/R 1,887,100
2,000 Public Finance Authority of Wisconsin, Limited Obligation PILOT
Revenue Bonds, American Dream @ Meadowlands Project, Series
2017, 6.750%, 12/01/42, 144A
12/27 at 100.00 N/R   1,653,460
3,750 Public Finance Authority of Wisconsin, Pollution Control Revenue Bonds,
Duke Energy Progress Project, Refunding Series 2022B, 4.000%,
10/01/46, (Mandatory Put 10/01/30)
No Opt. Call A   3,843,263
105 Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Gulf
Coast Zoo, Series 2018A, 6.500%, 9/01/48, 144A
9/28 at 100.00 N/R   74,421
500 Public Finance Authority of Wisconsin, Revenue Bonds, Procure Proton
Therapy Center, Senior Series 2018A, 6.950%, 7/01/38, 144A
7/28 at 100.00 N/R   408,775
Public Finance Authority of Wisconsin, Revenue Bonds,
Sky Harbour LLC Obligated Group Aviation Facilities
Project, Series 2021:
1,100 4.000%, 7/01/36, (AMT) 7/28 at 100.00 N/R 906,015
1,750 4.000%, 7/01/41, (AMT) 7/31 at 100.00 N/R 1,331,120
200 Public Finance Authority of Wisconsin, Revenue Bonds, Wonderful
Foundations Charter School WFCS Portfolio Projects, Senior Series
2021A-1, 5.000%, 1/01/56, 144A
1/31 at 100.00 N/R   146,762
Public Finance Authority of Wisconsin, Senior Revenue
Bonds, Maryland Proton Treatment Center, Series
2018A-1:
180 6.250%, 1/01/38, 144A 1/28 at 100.00 N/R 110,700
865 6.375%, 1/01/48, 144A 1/28 at 100.00 N/R 531,975
980 Public Finance Authority of Wisconsin, Senior Revenue Bonds, Maryland
Proton Treatment Center, Series 2018B-2, 0.000%, 1/01/49 (9)
1/28 at 100.00 N/R   602,700
125 Public Finance Authority of Wisconsin, Wisconsin Revenue Note, KDC
Agribusiness LLC Project, Series 2022B, 15.000%, 2/01/23
1/23 at 105.00 N/R   124,917
2,000 Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake
Norman Charter School, Series 2018A, 5.000%, 6/15/48, 144A
6/26 at 100.00 BBB-   1,929,540

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
$ 1,100 Public Finance Authority, Wisconsin, Educational Revenue Bonds, Wilson
Preparatory Academy, Series 2019A, 5.000%, 6/15/49, 144A
6/26 at 100.00 N/R   $ 989,890
1,210 Public Finance Authority, Wisconsin, Exempt Facilities Revenue Bonds,
Celanese Project, Refunding Series 2016C, 4.300%, 11/01/30
5/26 at 100.00 BBB-   1,163,209
31 Public Finance Authority, Wisconsin, Revenue Bonds, Minnesota College
of Osteopathic Medicine, Senior Series 2019A-1, 0.000%, 12/01/48,
144A (4)
12/28 at 100.00 N/R   9,434
220 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Gundersen Health System, Refunding Series 2021A,
3.000%, 10/15/37
10/31 at 100.00 AA-   185,550
30,504 Total Wisconsin 26,609,671
$ 1,207,774 Total Municipal Bonds (cost $1,150,202,566) 1,043,908,256
Shares Description (1) Value
X 25,961,390 COMMON STOCKS - 2.4%
X 25,961,390
Independent Power And Renewable Electricity Producers - 2.4%
329,146 Energy Harbor Corp (10),(11) $ 25,961,390
Total Common Stocks (cost $7,119,140) 25,961,390
Principal
Amount (000) Description (1) Coupon Maturity Ratings (3) Value
1,065,728 CORPORATE BONDS - 0.1%
X 1,065,728
Independent Power And Renewable Electricity Producers - 0.0%
$ 1,448 Talen Energy Corp 0.000% 8/31/23 N/R $ 477,867
Machinery - 0.0%
102 Columbia Pulp I LLC 16.000% 2/28/23 N/R 101,846
Real Estate Management & Development - 0.1%
517 Benloch Ranch Improvement Association No 1, 144A 9.750% 12/01/39 N/R 486,012
295 Zilkha Biomass Selma LLC (4),(5) 10.000% 8/01/38 N/R 3
812 Total Real Estate Management & Development 486,015
$ 2,362 Total Corporate Bonds (cost $913,391) 1,065,728
Principal
Amount (000) Description (1)
Coupon
(12)
Reference
Rate (12) Spread (12) Maturity (13) Ratings (3) Value
X 13,824 VARIABLE RATE SENIOR LOAN INTERESTS - 0.0% (12)
X 13,824
Hotels, Restaurants & Leisure - 0.0%
$ 14 Lombard Starwood Westin
Hotel Corporate Bond, (cash
7.500%, PIK 7.500%)(14)
7.500% N/A N/A 12/31/23 N/R $ 13,824
$ 14 Total Variable Rate Senior Loan Interests (cost $13,824) 13,824
Total Long-Term Investments (cost $1,158,248,921) 1,070,949,198
Borrowings - (0.2)% (15) (1,804,148)
Floating Rate Obligations - (0.4)% (4,820,000)
Other Assets Less Liabilities -  1.5% 16,130,652
Net Assets - 100% $ 1,080,455,702

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 1,043,580,946 $ 327,310 $ 1,043,908,256
Common Stocks – 25,961,390 – 25,961,390
Corporate Bonds – 1,065,725 3 1,065,728
Variable Rate Senior Loan Interests – 13,824 – 13,824
Total
$ – $ 1,070,621,885 $ 327,313 $ 1,070,949,198
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) The ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch,
Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.
Holdings designated N/R are not rated by any of these national rating agencies.
(4) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5) For fair value measurement disclosure purposes, investment classified as Level 3.
(6) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(7) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(8) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(9) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(10) Common Stock received as part of the bankruptcy settlements during February 2020 for Ohio Air Quality Development Authority, Ohio,
Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20; Ohio Air Quality
Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear GenerationProject, Refunding Series 2008B, 3.625%,
10/01/33; Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project,
RefundingSeries 2008C, 3.950%, 11/01/32; Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy
Nuclear Generating Corporation Project, Series 2006A,3.000%, 5/15/19; Ohio Water Development Authority, Pollution Control Revenue
Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008B, 3.625%, 10/01/33.
(11) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(12) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(13) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(14) Senior loan received as part of the bondholder funding agreement during March 2022 for Public Finance Authority of Wisconsin, Conference
Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1, 0.000%, 7/01/56, 144A.
(15) Borrowings as a percentage of Total Investments is 0.2%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
LIBOR London Inter-Bank Offered Rate
N/A Not Applicable.

PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
SIFMA Securities Industry and Financial Market Association
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.